UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2018

Date of reporting period: September 30, 2017

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSRS for the period ended September 30, 2017, filed with the Securities and Exchange Commission on December 4, 2017 (Accession Number 0001193125-17-359934). The sole purpose of this amendment is to correct the fund market total returns presented in the Fund Performance Overview for the iShares International Dividend Growth ETF, iShares International Preferred Stock ETF, iShares Mortgage Real Estate Capped ETF, iShares Russell 2500 ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Oil & Gas Exploration & Production ETF, and iShares U.S. Telecommunications ETF within Item 1, Reports to Stockholders. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSRS filing.

Item 1. Reports to Stockholders.

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca
➢	iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ
➢	iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

Fund Performance Overview

iSHARES® CORE S&P 500 ETF

Performance as of September 30, 2017

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.69%, net of fees, while the total return for the Index was 7.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.57%	18.56%	18.61%	18.57%	18.56%	18.61%
5 Years	14.17%	14.17%	14.22%	93.94%	94.01%	94.44%
10 Years	7.39%	7.38%	7.44%	103.97%	103.80%	104.88%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.90	$0.21	$1,000.00	$1,024.90	$0.20	0.04%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	23.23%
Financials	14.60
Health Care	14.51
Consumer Discretionary	11.85
Industrials	10.22
Consumer Staples	8.24
Energy	6.09
Utilities	3.12
Real Estate	2.99
Materials	2.98
Telecommunication Services	2.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Apple Inc.	3.68%
Microsoft Corp.	2.65
Facebook Inc. Class A	1.87
Amazon.com Inc.	1.77
Berkshire Hathaway Inc. Class B	1.63
Johnson & Johnson	1.61
Exxon Mobil Corp.	1.61
JPMorgan Chase & Co.	1.55
Alphabet Inc. Class A	1.34
Alphabet Inc. Class C	1.34

TOTAL	19.05%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE S&P MID-CAP ETF

Performance as of September 30, 2017

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 5.24%, net of fees, while the total return for the Index was 5.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.45%	17.42%	17.52%	17.45%	17.42%	17.52%
5 Years	14.34%	14.36%	14.43%	95.45%	95.57%	96.19%
10 Years	8.91%	8.91%	9.00%	134.71%	134.69%	136.72%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,052.40	$0.36	$1,000.00	$1,024.70	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	17.34%
Financials	16.92
Industrials	15.55
Consumer Discretionary	11.68
Real Estate	9.56
Health Care	8.13
Materials	7.18
Utilities	5.48
Energy	4.10
Consumer Staples	3.85
Telecommunication Services	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Teleflex Inc.	0.65%
Take-Two Interactive Software Inc.	0.65
MSCI Inc.	0.63
Huntington Ingalls Industries Inc.	0.61
NVR Inc.	0.59
Trimble Inc.	0.59
SVB Financial Group	0.59
Domino’s Pizza Inc.	0.57
Cognex Corp.	0.57
Broadridge Financial Solutions Inc.	0.56

TOTAL	6.01%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of September 30, 2017

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.75%, net of fees, while the total return for the Index was 7.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.98%	21.10%	21.05%	20.98%	21.10%	21.05%
5 Years	15.57%	15.59%	15.60%	106.15%	106.37%	106.42%
10 Years	9.22%	9.23%	9.27%	141.49%	141.88%	142.69%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.50	$0.36	$1,000.00	$1,024.70	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Industrials	18.97%
Financials	15.92
Information Technology	15.42
Consumer Discretionary	15.19
Health Care	12.99
Real Estate	5.97
Materials	5.31
Energy	3.30
Consumer Staples	2.88
Utilities	2.84
Telecommunication Services	1.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

MKS Instruments Inc.	0.68%
Healthcare Services Group Inc.	0.52
ALLETE Inc.	0.52
Nektar Therapeutics	0.50
Spire Inc.	0.48
Barnes Group Inc.	0.46
CACI International Inc. Class A	0.45
Lumentum Holdings Inc.	0.44
Cantel Medical Corp.	0.44
Avista Corp.	0.44

TOTAL	4.93%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of September 30, 2017

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.72%, net of fees, while the total return for the Index was 7.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.62%	18.60%	18.67%	18.62%	18.60%	18.67%
5 Years	14.21%	14.20%	14.26%	94.29%	94.25%	94.79%
10 Years	7.50%	7.49%	7.62%	106.12%	105.93%	108.36%

Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.20	$0.16	$1,000.00	$1,024.90	$0.15	0.03%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	22.29%
Financials	15.09
Health Care	13.80
Consumer Discretionary	12.47
Industrials	10.82
Consumer Staples	7.39
Energy	5.62
Real Estate	4.02
Materials	3.39
Utilities	3.16
Telecommunication Services	1.95

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Apple Inc.	3.02%
Microsoft Corp.	2.19
Facebook Inc. Class A	1.54
Amazon.com Inc.	1.46
Berkshire Hathaway Inc. Class B	1.34
Johnson & Johnson	1.33
Exxon Mobil Corp.	1.32
JPMorgan Chase & Co.	1.28
Alphabet Inc. Class A	1.10
Alphabet Inc. Class C	1.10

TOTAL	15.68%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE S&P U.S. GROWTH ETF

Performance as of September 30, 2017

The iShares Core S&P U.S. Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 9.68%, net of fees, while the total return for the Index was 9.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.28%	20.28%	20.33%	20.28%	20.28%	20.33%
5 Years	14.77%	14.79%	14.88%	99.16%	99.27%	100.13%
10 Years	8.74%	8.73%	8.90%	131.07%	131.02%	134.47%

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,096.80	$0.26	$1,000.00	$1,024.80	$0.25	0.05%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	35.37%
Health Care	15.77
Consumer Discretionary	15.73
Industrials	11.78
Consumer Staples	5.86
Financials	4.86
Real Estate	4.37
Materials	2.33
Energy	2.13
Utilities	0.90
Telecommunication Services	0.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Apple Inc.	6.17%
Microsoft Corp.	4.45
Facebook Inc. Class A	3.14
Amazon.com Inc.	2.97
Alphabet Inc. Class A	2.25
Alphabet Inc. Class C	2.25
Johnson & Johnson	1.65
Home Depot Inc. (The)	1.50
Visa Inc. Class A	1.49
UnitedHealth Group Inc.	1.47

TOTAL	27.34%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® CORE S&P U.S. VALUE ETF

Performance as of September 30, 2017

The iShares Core S&P U.S. Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 4.94%, net of fees, while the total return for the Index was 4.94%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.16%	16.06%	16.18%	16.16%	16.06%	16.18%
5 Years	13.20%	13.21%	13.33%	85.88%	85.95%	86.91%
10 Years	5.93%	5.93%	6.07%	77.97%	77.97%	80.27%

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,049.40	$0.26	$1,000.00	$1,024.80	$0.25	0.05%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	26.98%
Health Care	11.92
Energy	10.69
Consumer Staples	10.48
Industrials	9.19
Information Technology	7.25
Consumer Discretionary	7.03
Utilities	6.25
Materials	4.48
Telecommunication Services	3.43
Real Estate	2.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	3.39%
Exxon Mobil Corp.	3.34
JPMorgan Chase & Co.	3.23
Bank of America Corp.	2.39
Wells Fargo & Co.	2.37
AT&T Inc.	2.31
Chevron Corp.	2.14
Citigroup Inc.	1.90
Cisco Systems Inc.	1.61
DowDuPont Inc.	1.55

TOTAL	24.23%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	3,260,595	$828,875,855	0.65%
Other securities[a]		2,334,843,328	1.84

		3,163,719,183	2.49
AIR FREIGHT & LOGISTICS
Other securities[a]		937,407,365	0.74

		937,407,365	0.74
AIRLINES
Other securities[a]		638,791,640	0.50

		638,791,640	0.50
AUTO COMPONENTS
Other securities[a]		262,656,653	0.21

		262,656,653	0.21
AUTOMOBILES
Other securities[a]		633,730,206	0.50

		633,730,206	0.50
BANKS
Bank of America Corp.	57,580,901	1,459,100,031	1.15
Citigroup Inc.	15,988,743	1,163,021,166	0.92
JPMorgan Chase & Co.	20,650,672	1,972,345,683	1.55
PNC Financial Services Group Inc. (The)[b]	2,812,154	378,993,995	0.30
Wells Fargo & Co.	26,217,375	1,445,888,231	1.14
Other securities[a]		1,753,801,267	1.38

		8,173,150,373	6.44
BEVERAGES
Coca-Cola Co. (The)	22,527,438	1,013,959,984	0.80
PepsiCo Inc.	8,382,981	934,115,573	0.74
Other securities[a]		581,962,921	0.45

		2,530,038,478	1.99
BIOTECHNOLOGY
AbbVie Inc.	9,354,757	831,263,707	0.65
Amgen Inc.	4,282,039	798,386,172	0.63
Celgene Corp.[c,d]	4,591,177	669,485,430	0.53
Gilead Sciences Inc.	7,663,713	620,914,027	0.49
Other securities[a]		1,114,723,246	0.88

		4,034,772,582	3.18

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$452,322,425	0.36%

		452,322,425	0.36
CAPITAL MARKETS
BlackRock Inc.[b]	727,368	325,198,959	0.26
Other securities[a]		3,482,378,503	2.74

		3,807,577,462	3.00
CHEMICALS
DowDuPont Inc.	13,692,324	947,919,591	0.75
Other securities[a]		1,853,241,746	1.46

		2,801,161,337	2.21
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		381,766,863	0.30

		381,766,863	0.30
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	29,342,284	986,781,011	0.78
Other securities[a]		280,669,197	0.22

		1,267,450,208	1.00
CONSTRUCTION & ENGINEERING
Other securities[a]		108,266,209	0.09

		108,266,209	0.09
CONSTRUCTION MATERIALS
Other securities[a]		168,744,671	0.13

		168,744,671	0.13
CONSUMER FINANCE
Other securities[a]		932,078,094	0.73

		932,078,094	0.73
CONTAINERS & PACKAGING
Other securities[a]		469,272,947	0.37

		469,272,947	0.37
DISTRIBUTORS
Other securities[a]		147,333,136	0.12

		147,333,136	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		32,275,095	0.03

		32,275,095	0.03
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc,d	11,291,685	2,069,991,694	1.63
Other securities[a]		46,258,000	0.04

		2,116,249,694	1.67

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	36,031,943	$1,411,371,207	1.11%
Verizon Communications Inc.	23,939,373	1,184,759,570	0.93
Other securities[a]		151,616,618	0.12

		2,747,747,395	2.16
ELECTRIC UTILITIES
Other securities[a]		2,480,666,249	1.95

		2,480,666,249	1.95
ELECTRICAL EQUIPMENT
Other securities[a]		703,013,496	0.55

		703,013,496	0.55
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		515,264,594	0.41

		515,264,594	0.41
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	8,154,035	568,825,482	0.45
Other securities[a]		512,959,919	0.40

		1,081,785,401	0.85
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		3,715,388,603	2.93

		3,715,388,603	2.93
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	8,589,740	671,202,284	0.53
Other securities[a]		1,585,641,642	1.25

		2,256,843,926	1.78
FOOD PRODUCTS
Other securities[a]		1,577,690,656	1.24

		1,577,690,656	1.24
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	10,195,995	544,058,293	0.43
Medtronic PLC	7,949,261	618,214,028	0.49
Other securities[a]		2,380,513,057	1.87

		3,542,785,378	2.79
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	5,673,885	1,111,230,377	0.88
Other securities[a]		2,327,595,756	1.83

		3,438,826,133	2.71

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$132,459,427	0.10%

		132,459,427	0.10
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	4,753,404	744,763,339	0.59
Other securities[a]		1,499,868,308	1.18

		2,244,631,647	1.77
HOUSEHOLD DURABLES
Other securities[a]		551,831,279	0.43

		551,831,279	0.43
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	14,964,471	1,361,467,572	1.07
Other securities[a]		791,715,067	0.63

		2,153,182,639	1.70
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		88,941,432	0.07

		88,941,432	0.07
INDUSTRIAL CONGLOMERATES
3M Co.	3,502,070	735,084,493	0.58
General Electric Co.	50,808,228	1,228,542,953	0.97
Honeywell International Inc.	4,473,704	634,102,805	0.50
Other securities[a]		146,011,766	0.11

		2,743,742,017	2.16
INSURANCE
Other securities[a]		3,463,705,973	2.73

		3,463,705,973	2.73
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[d]	2,339,809	2,249,375,382	1.77
Other securities[a]		1,116,255,036	0.88

		3,365,630,418	2.65
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ad	1,749,024	1,703,059,649	1.34
Alphabet Inc. Class Cd	1,771,480	1,699,044,183	1.34
Facebook Inc. Class Ac,d	13,910,033	2,376,807,339	1.87
Other securities[a]		326,240,852	0.26

		6,105,152,023	4.81

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	5,086,175	$737,902,269	0.58%
Mastercard Inc. Class A	5,479,718	773,736,182	0.61
Visa Inc. Class Ac	10,735,477	1,129,801,599	0.89
Other securities[a]		2,411,259,473	1.90

		5,052,699,523	3.98
LEISURE PRODUCTS
Other securities[a]		96,090,889	0.08

		96,090,889	0.08
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		1,045,283,145	0.82

		1,045,283,145	0.82
MACHINERY
Other securities[a]		2,071,717,333	1.63

		2,071,717,333	1.63
MEDIA
Comcast Corp. Class A	27,604,513	1,062,221,660	0.84
Walt Disney Co. (The)	9,057,782	892,825,572	0.70
Other securities[a]		1,656,274,595	1.30

		3,611,321,827	2.84
METALS & MINING
Other securities[a]		333,730,196	0.26

		333,730,196	0.26
MULTI-UTILITIES
Other securities[a]		1,295,032,004	1.02

		1,295,032,004	1.02
MULTILINE RETAIL
Other securities[a]		549,996,541	0.43

		549,996,541	0.43
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	11,120,614	1,306,672,145	1.03
Exxon Mobil Corp.	24,865,947	2,038,510,335	1.61
Other securities[a]		3,289,884,635	2.59

		6,635,067,115	5.23
PERSONAL PRODUCTS
Other securities[a]		187,069,203	0.15

		187,069,203	0.15

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Bristol-Myers Squibb Co.	9,623,726	$613,416,295	0.48%
Johnson & Johnson	15,750,800	2,047,761,508	1.61
Merck & Co. Inc.	16,051,063	1,027,749,564	0.81
Pfizer Inc.	35,021,656	1,250,273,119	0.98
Other securities[a]		1,237,450,732	0.99

		6,176,651,218	4.87
PROFESSIONAL SERVICES
Other securities[a]		363,566,807	0.29

		363,566,807	0.29
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		66,080,334	0.05

		66,080,334	0.05
ROAD & RAIL
Union Pacific Corp.	4,696,972	544,707,843	0.43
Other securities[a]		637,008,904	0.50

		1,181,716,747	0.93
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	2,386,064	578,715,963	0.46
Intel Corp.	27,575,603	1,050,078,962	0.83
NVIDIA Corp.[c]	3,521,041	629,456,500	0.50
Other securities[a]		2,462,529,617	1.93

		4,720,781,042	3.72
SOFTWARE
Microsoft Corp.	45,199,779	3,366,931,538	2.65
Oracle Corp.	17,721,252	856,822,534	0.68
Other securities[a]		2,212,969,894	1.74

		6,436,723,966	5.07
SPECIALTY RETAIL
Home Depot Inc. (The)	6,917,737	1,131,465,064	0.89
Other securities[a]		1,570,608,087	1.24

		2,702,073,151	2.13
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	30,311,621	4,671,627,029	3.68
Other securities[a]		652,611,811	0.51

		5,324,238,840	4.19
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		804,983,867	0.63

		804,983,867	0.63

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
TOBACCO
Altria Group Inc.	11,258,917	$714,040,516	0.56%
Philip Morris International Inc.	9,114,431	1,011,792,985	0.80

		1,725,833,501	1.36
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		200,139,915	0.16

		200,139,915	0.16
WATER UTILITIES
Other securities[a]		84,001,328	0.07

		84,001,328	0.07

TOTAL COMMON STOCKS
(Cost: $ 108,147,918,849)		126,632,851,799	99.76

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32% [b,e,f]	847,574,138	847,828,410	0.67

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97% [b,e]	153,991,824	$153,991,824	0.12%

		1,001,820,234	0.79

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 1,001,685,175)		1,001,820,234	0.79

TOTAL INVESTMENTS IN SECURITIES
(Cost: $109,149,604,024)[g]		127,634,672,033	100.55
Other Assets, Less Liabilities		(699,672,870)	(0.55)

NET ASSETS		$126,934,999,163	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Non-income earning security.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $110,519,245,218. Net unrealized appreciation was $17,120,852,361, of which $21,830,688,507 represented gross unrealized appreciation on investments and $4,709,836,146 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	629,521,768	218,052,370	[b]	—	847,574,138	$847,828,410	$(53,957)	$(45,937)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	115,213,440	38,778,384	[b]	—	153,991,824	153,991,824	—	—	927,041
BlackRock Inc.	609,621	171,762		(54,015)	727,368	325,198,959	6,542,471	36,910,926	3,416,950
PNC Financial Services Group Inc. (The)	2,435,627	620,066		(243,539)	2,812,154	378,993,995	10,232,199	30,037,227	3,398,557

						$1,706,013,188	$16,720,713	$66,902,216	$7,742,548

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	2,264	Dec 2017	$284,823	$5,425,546

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$126,632,851,799	$—	$—	$126,632,851,799
Money market funds	1,001,820,234	—	—	1,001,820,234

Total	$127,634,672,033	$—	$—	$127,634,672,033

Derivative financial instruments[a]:
Assets:
Futures contracts	$5,425,546	$—	$—	$5,425,546

Total	$5,425,546	$—	$—	$5,425,546

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Huntington Ingalls Industries Inc.	1,087,427	$246,236,970	0.61%
Orbital ATK Inc.	1,379,589	183,706,071	0.46
Other securities[a]		368,472,148	0.91

		798,415,189	1.98
AIRLINES
Other securities[a]		145,952,286	0.36

		145,952,286	0.36
AUTO COMPONENTS
Other securities[a]		279,799,431	0.69

		279,799,431	0.69
AUTOMOBILES
Other securities[a]		147,462,141	0.37

		147,462,141	0.37
BANKS
East West Bancorp. Inc.	3,460,087	206,844,001	0.51
Signature Bank/New York NYb,c	1,316,513	168,566,325	0.42
SVB Financial Group[b,c]	1,261,888	236,086,626	0.59
Other securities[a]		2,870,777,983	7.12

		3,482,274,935	8.64
BEVERAGES
Other securities[a]		33,525,987	0.08

		33,525,987	0.08
BIOTECHNOLOGY
Other securities[a]		269,744,014	0.67

		269,744,014	0.67
BUILDING PRODUCTS
Lennox International Inc.	909,154	162,711,291	0.40

		162,711,291	0.40
CAPITAL MARKETS
FactSet Research Systems Inc.	939,429	169,200,557	0.42
MarketAxess Holdings Inc.	900,106	166,078,558	0.41
MSCI Inc.	2,156,722	252,120,802	0.63
SEI Investments Co.	3,142,675	191,891,735	0.48
Other securities[a]		522,192,812	1.29

		1,301,484,464	3.23

Security	Shares	Value	% of Net Assets
CHEMICALS
Chemours Co. (The)	4,425,598	$223,979,515	0.56%
RPM International Inc.	3,206,852	164,639,782	0.41
Other securities[a]		841,160,407	2.08

		1,229,779,704	3.05
COMMERCIAL SERVICES & SUPPLIES
Copart Inc.[b,c]	4,798,873	164,937,265	0.41
Other securities[a]		587,104,932	1.46

		752,042,197	1.87
COMMUNICATIONS EQUIPMENT
Other securities[a]		563,796,051	1.40

		563,796,051	1.40
CONSTRUCTION & ENGINEERING
Other securities[a]		502,437,052	1.25

		502,437,052	1.25
CONSTRUCTION MATERIALS
Other securities[a]		123,924,261	0.31

		123,924,261	0.31
CONSUMER FINANCE
Other securities[a]		118,870,343	0.30

		118,870,343	0.30
CONTAINERS & PACKAGING
Other securities[a]		536,362,287	1.33

		536,362,287	1.33
DISTRIBUTORS
Other securities[a]		107,084,839	0.27

		107,084,839	0.27
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		315,189,460	0.78

		315,189,460	0.78
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		22,231,448	0.06

		22,231,448	0.06
ELECTRIC UTILITIES
Great Plains Energy Inc.	5,164,537	156,485,471	0.39
OGE Energy Corp.	4,782,489	172,313,079	0.43
Westar Energy Inc.	3,411,201	169,195,569	0.42
Other securities[a]		270,377,517	0.67

		768,371,636	1.91
ELECTRICAL EQUIPMENT
Other securities[a]		308,487,371	0.77

		308,487,371	0.77

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[b,c]	2,113,667	$169,959,963	0.42%
Cognex Corp.[c]	2,073,217	228,634,371	0.57
IPG Photonics Corp.[b,c]	902,315	166,982,414	0.41
Keysight Technologies Inc.[b,c]	4,439,177	184,936,114	0.46
Trimble Inc.[b,c]	6,062,407	237,949,475	0.59
Other securities[a]		1,123,019,478	2.79

		2,111,481,815	5.24
ENERGY EQUIPMENT & SERVICES
Other securities[a]		610,628,246	1.52

		610,628,246	1.52
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Camden Property Trust[c]	2,213,218	202,398,786	0.50
Kilroy Realty Corp.[c]	2,355,637	167,532,903	0.42
Other securities[a]		3,350,990,970	8.31

		3,720,922,659	9.23
FOOD & STAPLES RETAILING
Other securities[a]		207,910,586	0.52

		207,910,586	0.52
FOOD PRODUCTS
Ingredion Inc.	1,716,608	207,091,589	0.51
Lamb Weston Holdings Inc.	3,500,490	164,137,976	0.41
Other securities[a]		672,160,441	1.67

		1,043,390,006	2.59
GAS UTILITIES
Atmos Energy Corp.	2,540,059	212,958,546	0.53
UGI Corp.	4,151,946	194,560,190	0.48
Other securities[a]		488,219,618	1.21

		895,738,354	2.22
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b,c]	1,003,343	169,163,630	0.42
STERIS PLC	2,033,966	179,802,594	0.45
Teleflex Inc.	1,078,543	260,975,050	0.65
West Pharmaceutical Services Inc.	1,772,194	170,591,394	0.42
Other securities[a]		459,335,298	1.14

		1,239,867,966	3.08

Security	Shares	Value	% of Net Assets
HEALTH CARE PROVIDERS & SERVICES
WellCare Health Plans Inc.[b,c]	1,065,898	$183,057,323	0.45%
Other securities[a]		503,812,583	1.25

		686,869,906	1.70
HEALTH CARE TECHNOLOGY
Other securities[a]		171,086,760	0.42

		171,086,760	0.42
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	1,155,605	229,445,373	0.57
Other securities[a]		857,324,728	2.13

		1,086,770,101	2.70
HOUSEHOLD DURABLES
NVR Inc.[b,c]	83,385	238,064,175	0.59
Other securities[a]		526,885,146	1.31

		764,949,321	1.90
HOUSEHOLD PRODUCTS
Other securities[a]		68,654,241	0.17

		68,654,241	0.17
INDUSTRIAL CONGLOMERATES
Other securities[a]		151,722,523	0.38

		151,722,523	0.38
INSURANCE
Alleghany Corp.[b]	333,914	184,991,695	0.46
American Financial Group Inc./OH	1,644,214	170,093,938	0.42
Reinsurance Group of America Inc.	1,544,498	215,503,806	0.53
Other securities[a]		1,127,339,220	2.80

		1,697,928,659	4.21
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		30,280,190	0.08

		30,280,190	0.08
INTERNET SOFTWARE & SERVICES
Other securities[a]		270,624,762	0.67

		270,624,762	0.67
IT SERVICES
Broadridge Financial Solutions Inc.	2,789,334	225,433,974	0.56
Jack Henry & Associates Inc.	1,854,477	190,621,691	0.47
Leidos Holdings Inc.	3,403,872	201,577,300	0.50

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$749,808,286	1.86%

		1,367,441,251	3.39
LEISURE PRODUCTS
Other securities[a]		265,029,252	0.66

		265,029,252	0.66
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		516,928,792	1.28

		516,928,792	1.28
MACHINERY
Graco Inc.	1,340,987	165,866,682	0.41
IDEX Corp.	1,830,242	222,319,495	0.55
Toro Co. (The)	2,584,385	160,386,933	0.40
Other securities[a]		1,503,605,600	3.73

		2,052,178,710	5.09
MARINE
Other securities[a]		85,250,465	0.21

		85,250,465	0.21
MEDIA
Other securities[a]		624,102,911	1.55

		624,102,911	1.55
METALS & MINING
Steel Dynamics Inc.	5,744,457	198,011,433	0.49
Other securities[a]		647,376,263	1.61

		845,387,696	2.10
MULTI-UTILITIES
Other securities[a]		407,080,155	1.01

		407,080,155	1.01
MULTILINE RETAIL
Other securities[a]		85,224,755	0.21

		85,224,755	0.21
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		1,043,928,587	2.59

		1,043,928,587	2.59
PAPER & FOREST PRODUCTS
Other securities[a]		159,201,211	0.40

		159,201,211	0.40
PERSONAL PRODUCTS
Other securities[a]		198,405,368	0.49

		198,405,368	0.49
PHARMACEUTICALS
Other securities[a]		393,113,869	0.98

		393,113,869	0.98

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
ManpowerGroup Inc.	1,598,141	$188,292,973	0.47%
Other securities[a]		103,315,970	0.25

		291,608,943	0.72
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		134,456,673	0.33

		134,456,673	0.33
ROAD & RAIL
Old Dominion Freight Line Inc.[c]	1,637,568	180,312,612	0.45
Other securities[a]		549,531,578	1.36

		729,844,190	1.81
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Teradyne Inc.	4,737,662	176,667,416	0.44
Other securities[a]		896,504,849	2.22

		1,073,172,265	2.66
SOFTWARE
CDK Global Inc.	3,154,224	198,999,992	0.49
PTC Inc.[b,c]	2,768,570	155,815,120	0.39
Take-Two Interactive Software Inc.[b]	2,551,120	260,800,998	0.65
Other securities[a]		803,335,410	1.99

		1,418,951,520	3.52
SPECIALTY RETAIL
Other securities[a]		757,841,658	1.88

		757,841,658	1.88
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		187,466,792	0.47

		187,466,792	0.47
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		246,556,965	0.61

		246,556,965	0.61
THRIFTS & MORTGAGE FINANCE
Other securities[a]		222,684,381	0.55

		222,684,381	0.55
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		292,396,833	0.73

		292,396,833	0.73
WATER UTILITIES
Other securities[a]		141,203,370	0.35

		141,203,370	0.35

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$61,569,016	0.15%

		61,569,016	0.15

TOTAL COMMON STOCKS
(Cost: $ 35,518,471,429)		40,329,798,110	100.09

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32% [d,e,f]	2,819,911,711	2,820,757,684	7.00
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97% [d,e]	45,696,491	45,696,491	0.12

		2,866,454,175	7.12

	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 2,866,010,549)	$2,866,454,175	7.12%

TOTAL INVESTMENTS IN SECURITIES
(Cost: $38,384,481,978)[g]	43,196,252,285	107.21
Other Assets, Less Liabilities	(2,903,217,109)	(7.21)

NET ASSETS	$40,293,035,176	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $39,016,186,967. Net unrealized appreciation was $4,182,564,648, of which $6,660,101,527 represented gross unrealized appreciation on investments and $2,477,536,879 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,614,751,800	1,205,159,911	[b]	—	2,819,911,711	$2,820,757,684	$(119,267)	$(158,954)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	37,419,300	8,277,191	[b]	—	45,696,491	45,696,491	—	—	260,846

						$2,866,454,175	$(119,267)	$(158,954)	$260,846

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P MidCap 400 E-Mini	366	Dec 2017	$65,723	$2,499,330

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$40,329,798,110	$—	$—	$40,329,798,110
Money market funds	2,866,454,175	—	—	2,866,454,175

Total	$43,196,252,285	$—	$—	$43,196,252,285

Derivative financial instruments:[a]
Assets:
Futures contracts	$2,499,330	$—	$—	$2,499,330

Total	$2,499,330	$—	$—	$2,499,330

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Aerojet Rocketdyne Holdings Inc.[a,b]	3,356,906	$117,525,279	0.35%
Mercury Systems Inc.[a,b]	2,147,492	111,411,885	0.33
Moog Inc. Class Aa	1,439,583	120,104,410	0.36
Other securities[c]		333,160,703	0.99

		682,202,277	2.03
AIR FREIGHT & LOGISTICS
Other securities[c]		237,037,575	0.71

		237,037,575	0.71
AIRLINES
Other securities[c]		264,433,760	0.79

		264,433,760	0.79
AUTO COMPONENTS
LCI Industries	1,107,481	128,301,674	0.38
Other securities[c]		465,516,896	1.39

		593,818,570	1.77
AUTOMOBILES
Other securities[c]		57,762,181	0.17

		57,762,181	0.17
BANKS
Community Bank System Inc.	2,245,583	124,068,461	0.37
First Financial Bankshares Inc.	2,949,366	133,311,343	0.40
Glacier Bancorp. Inc.	3,482,677	131,505,883	0.39
Other securities[c]		2,141,711,082	6.37

		2,530,596,769	7.53
BEVERAGES
Other securities[c]		44,801,782	0.13

		44,801,782	0.13
BIOTECHNOLOGY
Ligand Pharmaceuticals Inc.[a,b]	932,191	126,917,805	0.38
Other securities[c]		590,012,439	1.75

		716,930,244	2.13
BUILDING PRODUCTS
Trex Co. Inc.[a,b]	1,306,428	117,669,970	0.35
Other securities[c]		591,349,749	1.76

		709,019,719	2.11

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Evercore Inc. Class A	1,743,899	$139,947,895	0.42%
Interactive Brokers Group Inc. Class A	3,186,440	143,517,258	0.43
Other securities[c]		376,870,649	1.11

		660,335,802	1.96
CHEMICALS
Balchem Corp.	1,419,814	115,416,680	0.34
HB Fuller Co.	2,245,095	130,350,216	0.39
Ingevity Corp.[a]	1,870,429	116,845,700	0.35
Other securities[c]		645,949,139	1.92

		1,008,561,735	3.00
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.	3,256,582	175,757,730	0.52
Tetra Tech Inc.	2,512,407	116,952,546	0.35
Other securities[c]		763,668,672	2.27

		1,056,378,948	3.14
COMMUNICATIONS EQUIPMENT
Lumentum Holdings Inc.[a,b]	2,740,683	148,956,121	0.44
Other securities[c]		420,767,522	1.26

		569,723,643	1.70
CONSTRUCTION & ENGINEERING
Other securities[c]		124,503,405	0.37

		124,503,405	0.37
CONSTRUCTION MATERIALS
Other securities[c]		51,533,859	0.15

		51,533,859	0.15
CONSUMER FINANCE
FirstCash Inc.	2,127,255	134,336,153	0.40
Other securities[c]		257,787,409	0.77

		392,123,562	1.17
CONTAINERS & PACKAGING
Other securities[c]		20,758,643	0.06

		20,758,643	0.06
DISTRIBUTORS
Other securities[c]		66,827,641	0.20

		66,827,641	0.20
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		148,188,593	0.44

		148,188,593	0.44

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		$390,726,125	1.16%

		390,726,125	1.16
ELECTRIC UTILITIES
ALLETE Inc.	2,266,045	175,142,618	0.52
Other securities[c]		100,300,021	0.30

		275,442,639	0.82
ELECTRICAL EQUIPMENT
Other securities[c]		169,919,085	0.51

		169,919,085	0.51
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Itron Inc.[a]	1,509,454	116,907,212	0.35
Sanmina Corp.[a]	3,348,569	124,399,338	0.37
Other securities[c]		1,237,502,878	3.68

		1,478,809,428	4.40
ENERGY EQUIPMENT & SERVICES
U.S. Silica Holdings Inc.[b]	3,603,956	111,974,913	0.33
Other securities[c]		589,673,395	1.76

		701,648,308	2.09
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
EastGroup Properties Inc.[b]	1,531,429	134,949,523	0.40
PS Business Parks Inc.[b]	887,079	118,425,046	0.35
Other securities[c]		1,615,094,753	4.81

		1,868,469,322	5.56
FOOD & STAPLES RETAILING
Other securities[c]		122,351,676	0.36

		122,351,676	0.36
FOOD PRODUCTS
Darling Ingredients Inc.[a,b]	7,342,904	128,647,678	0.38
Other securities[c]		396,052,620	1.18

		524,700,298	1.56
GAS UTILITIES
South Jersey Industries Inc.	3,530,913	121,922,426	0.36
Spire Inc.	2,152,380	160,675,167	0.48
Other securities[c]		82,022,931	0.24

		364,620,524	1.08

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.[b]	1,575,636	$148,377,642	0.44%
ICU Medical Inc.[a,b]	665,670	123,714,769	0.37
Integra LifeSciences Holdings Corp.[a,b]	2,809,726	141,834,968	0.42
Neogen Corp.[a,b]	1,697,209	131,465,809	0.39
Other securities[c]		942,647,787	2.81

		1,488,040,975	4.43
HEALTH CARE PROVIDERS & SERVICES
Chemed Corp.	712,895	144,040,435	0.43
HealthEquity Inc.[a,b]	2,252,278	113,920,221	0.34
Other securities[c]		899,507,068	2.67

		1,157,467,724	3.44
HEALTH CARE TECHNOLOGY
Other securities[c]		233,851,771	0.70

		233,851,771	0.70
HOTELS, RESTAURANTS & LEISURE
Marriott Vacations Worldwide Corp.	1,068,737	133,089,819	0.40
Other securities[c]		786,309,206	2.34

		919,399,025	2.74
HOUSEHOLD DURABLES
Other securities[c]		678,718,063	2.02

		678,718,063	2.02
HOUSEHOLD PRODUCTS
Other securities[c]		147,150,166	0.44

		147,150,166	0.44
INDUSTRIAL CONGLOMERATES
Other securities[c]		52,493,152	0.16

		52,493,152	0.16
INSURANCE
ProAssurance Corp.	2,372,246	129,643,244	0.39
Selective Insurance Group Inc.	2,592,955	139,630,627	0.42
Other securities[c]		727,175,603	2.15

		996,449,474	2.96
INTERNET & DIRECT MARKETING RETAIL
Other securities[c]		188,010,146	0.56

		188,010,146	0.56
INTERNET SOFTWARE & SERVICES
Stamps.com Inc.[a,b]	701,267	142,111,758	0.42
Other securities[c]		250,838,427	0.75

		392,950,185	1.17

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
IT SERVICES
CACI International Inc. Class Aa,b	1,090,971	$152,026,809	0.45%
Other securities[c]		419,958,838	1.25

		571,985,647	1.70
LEISURE PRODUCTS
Other securities[c]		183,419,393	0.55

		183,419,393	0.55
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		117,880,703	0.35

		117,880,703	0.35
MACHINERY
Barnes Group Inc.	2,204,175	155,262,087	0.46
John Bean Technologies Corp.[b]	1,408,351	142,384,286	0.42
Other securities[c]		1,576,244,604	4.70

		1,873,890,977	5.58
MARINE
Other securities[c]		54,568,936	0.16

		54,568,936	0.16
MEDIA
Other securities[c]		276,721,689	0.82

		276,721,689	0.82
METALS & MINING
Other securities[c]		314,565,479	0.94

		314,565,479	0.94
MORTGAGE REAL ESTATE INVESTMENT
Other securities[c]		166,832,718	0.50

		166,832,718	0.50
MULTI-UTILITIES
Avista Corp.	2,861,613	148,145,705	0.44

		148,145,705	0.44
MULTILINE RETAIL
Other securities[c]		163,995,326	0.49

		163,995,326	0.49
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[a,b]	2,930,650	143,689,770	0.43
Other securities[c]		261,871,738	0.78

		405,561,508	1.21
PAPER & FOREST PRODUCTS
Other securities[c]		382,758,292	1.14

		382,758,292	1.14

Security	Shares	Value	% of Net Assets
PERSONAL PRODUCTS
Other securities[c]		$60,284,694	0.18%

		60,284,694	0.18
PHARMACEUTICALS
Nektar Therapeutics[a,b]	6,953,606	166,886,544	0.50
Other securities[c]		470,918,780	1.40

		637,805,324	1.90
PROFESSIONAL SERVICES
On Assignment Inc.[a,b]	2,214,579	118,878,601	0.35
Other securities[c]		577,235,318	1.72

		696,113,919	2.07
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		132,974,298	0.40

		132,974,298	0.40
ROAD & RAIL
Other securities[c]		213,950,056	0.64

		213,950,056	0.64
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Energy Industries Inc.[a,b]	1,777,631	143,561,480	0.43
MKS Instruments Inc.	2,417,908	228,371,411	0.68
Other securities[c]		948,326,127	2.82

		1,320,259,018	3.93
SOFTWARE
Other securities[c]		674,893,437	2.01

		674,893,437	2.01
SPECIALTY RETAIL
Five Below Inc.[a,b]	2,452,395	134,587,438	0.40
Lithia Motors Inc. Class A	1,073,035	129,096,841	0.38
Other securities[c]		1,091,480,349	3.25

		1,355,164,628	4.03
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		160,319,148	0.48

		160,319,148	0.48
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	4,293,285	123,861,272	0.37
Other securities[c]		336,531,800	1.00

		460,393,072	1.37
THRIFTS & MORTGAGE FINANCE
Other securities[c]		589,447,048	1.75

		589,447,048	1.75

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
TOBACCO
Other securities[c]		$65,117,439	0.19%

		65,117,439	0.19
TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies Inc.	1,734,675	114,141,615	0.34
Other securities[c]		108,383,456	0.32

		222,525,071	0.66
WATER UTILITIES
Other securities[c]		162,569,991	0.48

		162,569,991	0.48
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		13,624,767	0.04

		13,624,767	0.04

TOTAL COMMON STOCKS
(Cost: $28,236,093,768)		33,512,525,077	99.73

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32% [d,e,f]	2,851,044,837	2,851,900,150	8.49

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97% [d,e]	50,588,633	$50,588,633	0.15%

		2,902,488,783	8.64

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,902,001,330)		2,902,488,783	8.64

TOTAL INVESTMENTS IN SECURITIES
(Cost: $31,138,095,098)[g]		36,415,013,860	108.37
Other Assets, Less Liabilities		(2,812,768,917)	(8.37)

NET ASSETS		$33,602,244,943	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $31,854,212,969. Net unrealized appreciation was $4,563,644,581, of which $6,836,600,666 represented gross unrealized appreciation on investments and $2,272,956,085 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	2,405,349,415	445,695,422[b]	—	2,851,044,837	$2,851,900,150	$(103,733)	$(173,662)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	12,489,714	38,098,919[b]	—	50,588,633	50,588,633	—	—		166,081

					$2,902,488,783	$(103,733)	$(173,662)		$166,081

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
Russell 2000 E-Mini	1,127	Dec 2017	$84,125	$2,843,690

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$33,494,901,752	$17,619,835	$3,490	$33,512,525,077
Money market funds	2,902,488,783	—	—	2,902,488,783

Total	$36,397,390,535	$17,619,835	$3,490	$36,415,013,860

Derivative financial instruments[a]:
Assets:
Futures contracts	$2,843,690	$—	$—	$2,843,690

Total	$2,843,690	$—	$—	$2,843,690

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	236,901	$60,222,603	0.54%
Other securities[a]		206,309,444	1.84

		266,532,047	2.38
AIR FREIGHT & LOGISTICS
Other securities[a]		74,372,470	0.67

		74,372,470	0.67
AIRLINES
Other securities[a]		53,123,961	0.48

		53,123,961	0.48
AUTO COMPONENTS
Other securities[a]		49,361,133	0.44

		49,361,133	0.44
AUTOMOBILES
Other securities[a]		68,613,072	0.61

		68,613,072	0.61
BANKS
Bank of America Corp.	4,183,675	106,014,324	0.95
Citigroup Inc.	1,161,669	84,499,803	0.75
JPMorgan Chase & Co.	1,498,306	143,103,206	1.28
PNC Financial Services Group Inc. (The)[b]	206,624	27,846,716	0.25
Wells Fargo & Co.	1,904,898	105,055,125	0.94
Other securities[a]		270,989,430	2.42

		737,508,604	6.59
BEVERAGES
Coca-Cola Co. (The)	1,637,430	73,700,724	0.66
PepsiCo Inc.	610,721	68,052,641	0.61
Other securities[a]		46,167,472	0.41

		187,920,837	1.68
BIOTECHNOLOGY
AbbVie Inc.	679,680	60,396,365	0.54
Amgen Inc.	311,104	58,005,341	0.52
Celgene Corp.[c]	334,419	48,764,979	0.44
Gilead Sciences Inc.	558,327	45,235,654	0.40
Other securities[a]		172,448,026	1.54

		384,850,365	3.44

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$37,026,345	0.33%

		37,026,345	0.33
CAPITAL MARKETS
BlackRock Inc.[b]	52,789	23,601,434	0.21
Other securities[a]		299,555,016	2.68

		323,156,450	2.89
CHEMICALS
DowDuPont Inc.	989,704	68,517,208	0.61
Other securities[a]		184,273,387	1.65

		252,790,595	2.26
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		59,744,204	0.53

		59,744,204	0.53
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	2,131,900	71,695,797	0.64
Other securities[a]		53,664,808	0.48

		125,360,605	1.12
CONSTRUCTION & ENGINEERING
Other securities[a]		22,602,478	0.20

		22,602,478	0.20
CONSTRUCTION MATERIALS
Other securities[a]		16,632,042	0.15

		16,632,042	0.15
CONSUMER FINANCE
Other securities[a]		83,381,024	0.75

		83,381,024	0.75
CONTAINERS & PACKAGING
Other securities[a]		52,836,529	0.47

		52,836,529	0.47
DISTRIBUTORS
Other securities[a]		13,706,084	0.12

		13,706,084	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		18,975,854	0.17

		18,975,854	0.17
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	818,859	150,113,232	1.34
Other securities[a]		7,300,861	0.07

		157,414,093	1.41

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	2,616,447	$102,486,229	0.92%
Verizon Communications Inc.	1,753,987	86,804,817	0.78
Other securities[a]		15,859,933	0.13

		205,150,979	1.83
ELECTRIC UTILITIES
Other securities[a]		201,847,505	1.80

		201,847,505	1.80
ELECTRICAL EQUIPMENT
Other securities[a]		65,240,534	0.58

		65,240,534	0.58
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		101,129,947	0.90

		101,129,947	0.90
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	604,538	42,172,571	0.38
Other securities[a]		54,505,387	0.48

		96,677,958	0.86
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		434,355,875	3.88

		434,355,875	3.88
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	618,552	48,333,653	0.43
Other securities[a]		126,555,928	1.13

		174,889,581	1.56
FOOD PRODUCTS
Other securities[a]		150,870,079	1.35

		150,870,079	1.35
GAS UTILITIES
Other securities[a]		20,824,394	0.19

		20,824,394	0.19
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	743,659	39,681,644	0.35
Medtronic PLC	577,590	44,919,174	0.40
Other securities[a]		224,960,228	2.02

		309,561,046	2.77
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	413,890	81,060,356	0.72

Security	Shares	Value	% of Net Assets
Other securities[a]		$179,979,177	1.61%

		261,039,533	2.33
HEALTH CARE TECHNOLOGY
Other securities[a]		21,648,656	0.19

		21,648,656	0.19
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	348,472	54,598,593	0.49
Other securities[a]		172,831,721	1.54

		227,430,314	2.03
HOUSEHOLD DURABLES
Other securities[a]		64,279,996	0.57

		64,279,996	0.57
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,089,806	99,150,550	0.89
Other securities[a]		63,374,584	0.56

		162,525,134	1.45
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		15,283,504	0.14

		15,283,504	0.14
INDUSTRIAL CONGLOMERATES
3M Co.	255,753	53,682,555	0.48
General Electric Co.	3,691,571	89,262,187	0.80
Honeywell International Inc.	325,930	46,197,318	0.41
Other securities[a]		13,799,177	0.12

		202,941,237	1.81
INSURANCE
Other securities[a]		331,016,819	2.96

		331,016,819	2.96
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	169,707	163,147,824	1.46
Other securities[a]		94,628,310	0.84

		257,776,134	2.30
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	126,892	123,557,278	1.10
Alphabet Inc. Class Cc	128,453	123,200,557	1.10
Facebook Inc. Class Ac	1,008,207	172,272,330	1.54
Other securities[a]		66,883,781	0.60

		485,913,946	4.34

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	369,205	$53,564,261	0.48%
Mastercard Inc. Class A	398,920	56,327,504	0.50
Visa Inc. Class Ad	786,822	82,805,147	0.74
Other securities[a]		236,262,327	2.11

		428,959,239	3.83
LEISURE PRODUCTS
Other securities[a]		15,249,691	0.14

		15,249,691	0.14
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		92,926,570	0.83

		92,926,570	0.83
MACHINERY
Other securities[a]		232,102,421	2.07

		232,102,421	2.07
MARINE
Other securities[a]		2,066,168	0.02

		2,066,168	0.02
MEDIA
Comcast Corp. Class A	2,006,252	77,200,577	0.69
Walt Disney Co. (The)	654,738	64,537,525	0.58
Other securities[a]		178,042,774	1.59

		319,780,876	2.86
METALS & MINING
Other securities[a]		49,742,759	0.45

		49,742,759	0.45
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[b]	16,217	282,014	0.00
Other securities[a]		26,458,663	0.24

		26,740,677	0.24
MULTI-UTILITIES
Other securities[a]		102,031,001	0.91

		102,031,001	0.91
MULTILINE RETAIL
Other securities[a]		45,136,180	0.40

		45,136,180	0.40
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	807,674	94,901,695	0.85

Security	Shares	Value	% of Net Assets
Exxon Mobil Corp.	1,804,125	$147,902,167	1.32%
Other securities[a]		287,288,443	2.57

		530,092,305	4.74
PAPER & FOREST PRODUCTS
Other securities[a]		6,891,487	0.06

		6,891,487	0.06
PERSONAL PRODUCTS
Other securities[a]		21,517,015	0.19

		21,517,015	0.19
PHARMACEUTICALS
Bristol-Myers Squibb Co.	699,218	44,568,155	0.40
Johnson & Johnson	1,142,683	148,560,217	1.33
Merck & Co. Inc.	1,166,177	74,670,313	0.67
Pfizer Inc.	2,544,517	90,839,257	0.81
Other securities[a]		111,951,513	0.99

		470,589,455	4.20
PROFESSIONAL SERVICES
Other securities[a]		45,979,750	0.41

		45,979,750	0.41
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		14,385,097	0.13

		14,385,097	0.13
ROAD & RAIL
Union Pacific Corp.	348,847	40,455,786	0.36
Other securities[a]		65,601,801	0.59

		106,057,587	0.95
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	173,072	41,976,883	0.38
Intel Corp.	2,003,544	76,294,956	0.68
NVIDIA Corp.	255,360	45,650,707	0.41
Other securities[a]		233,972,703	2.09

		397,895,249	3.56
SOFTWARE
Microsoft Corp.	3,284,077	244,630,896	2.19
Oracle Corp.	1,289,039	62,325,036	0.56
Other securities[a]		252,642,975	2.25

		559,598,907	5.00
SPECIALTY RETAIL
Home Depot Inc. (The)	502,578	82,201,658	0.73
Other securities[a]		156,013,964	1.40

		238,215,622	2.13

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	2,196,783	$338,568,196	3.02%
Other securities[a]		50,465,104	0.46

		389,033,300	3.48
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		73,971,314	0.66

		73,971,314	0.66
THRIFTS & MORTGAGE FINANCE
Other securities[a]		24,740,371	0.22

		24,740,371	0.22
TOBACCO
Altria Group Inc.	819,775	51,990,130	0.46
Philip Morris International Inc.	669,235	74,291,777	0.66
Other securities[a]		1,438,619	0.02

		127,720,526	1.14
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		37,865,017	0.34

		37,865,017	0.34
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		2,450,728	0.02

		2,450,728	0.02
WATER UTILITIES
Other securities[a]		12,213,533	0.11

		12,213,533	0.11
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		12,721,859	0.11

		12,721,859	0.11

TOTAL COMMON STOCKS
(Cost: $ 9,507,996,160)		11,162,986,667	99.73

WARRANTS

ENERGY EQUIPMENT & SERVICES
Other securities[a]		—	—

		—	—
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		1,220	—

		1,220	—

TOTAL WARRANTS
(Cost: $0)		1,220	—

Security	Shares	Value	% of Net Assets

RIGHTS

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$21	—%

		21	—

TOTAL RIGHTS
(Cost: $0)		21	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 1.32% [b,e,f]	379,996,560	380,110,559	3.40
BlackRock Cash Funds: Treasury, SL Agency Shares 0.97% [b,e]	17,599,715	17,599,715	0.16

		397,710,274	3.56

TOTAL SHORT-TERM INVESTMENTS
(Cost: $397,673,239)		397,710,274	3.56

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,905,669,399)[g]	$11,560,698,182	103.29%
Other Assets, Less Liabilities	(367,731,540)	(3.29)

NET ASSETS	$11,192,966,642	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $9,991,310,697. Net unrealized appreciation was $1,569,930,091, of which $ 1,786,871,598 represented gross unrealized appreciation on investments and $216,941,507 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	196,300,437	183,696,123	[b]	—	379,996,560	$380,110,559	$(24,413)	$(15,755)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	14,368,493	3,231,222	[b]	—	17,599,715	17,599,715	—	—	79,642
BlackRock Inc.	39,097	15,135		(1,443)	52,789	23,601,434	290,393	2,599,333	231,897
PNC Financial Services Group Inc. (The)	160,422	54,252		(8,050)	206,624	27,846,716	312,272	2,390,027	230,364
PennyMac Mortgage Investment Trust	15,837	380		—	16,217	282,014	—	(5,649)	14,887

						$449,440,438	$578,252	$4,967,956	$556,790

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	219	Dec 2017	$27,551	$434,348
S&P MidCap 400 E-Mini	19	Dec 2017	3,412	108,258

Total				$542,606

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$11,162,766,803	$160,527	$59,337	$11,162,986,667
Warrants	—	1,220	—	1,220
Rights	—	21	—	21
Money market funds	397,710,274	—	—	397,710,274

Total	$11,560,477,077	$161,768	$59,337	$11,560,698,182

Derivative financial instruments[a]:
Assets:
Futures contracts	$542,606	$—	$—	$542,606

Total	$542,606	$—	$—	$542,606

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	77,230	$19,632,638	0.73%
Lockheed Martin Corp.	51,980	16,128,874	0.60
Other securities[a]		40,406,501	1.52

		76,168,013	2.85
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	142,893	17,160,020	0.64
Other securities[a]		14,088,370	0.53

		31,248,390	1.17
AIRLINES
Other securities[a]		10,927,038	0.41

		10,927,038	0.41
AUTO COMPONENTS
Other securities[a]		1,172,813	0.04

		1,172,813	0.04
AUTOMOBILES
Other securities[a]		2,976,379	0.11

		2,976,379	0.11
BANKS
Other securities[a]		29,925,963	1.12

		29,925,963	1.12
BEVERAGES
Coca-Cola Co. (The)	406,160	18,281,262	0.68
PepsiCo Inc.	165,961	18,493,034	0.69
Other securities[a]		13,455,823	0.51

		50,230,119	1.88
BIOTECHNOLOGY
AbbVie Inc.	330,712	29,387,068	1.10
Amgen Inc.	83,260	15,523,827	0.58
Biogen Inc.[b]	43,863	13,734,383	0.51
Celgene Corp.[b]	162,306	23,667,461	0.88
Gilead Sciences Inc.	270,929	21,950,668	0.82
Other securities[a]		24,364,494	0.92

		128,627,901	4.81
BUILDING PRODUCTS
Other securities[a]		7,431,362	0.28

		7,431,362	0.28
CAPITAL MARKETS
BlackRock Inc.[c]	12,585	5,626,628	0.21
Other securities[a]		58,980,542	2.21

		64,607,170	2.42

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$37,809,136	1.41%

		37,809,136	1.41
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		15,919,461	0.60

		15,919,461	0.60
COMMUNICATIONS EQUIPMENT
Other securities[a]		11,284,467	0.42

		11,284,467	0.42
CONSTRUCTION & ENGINEERING
Other securities[a]		2,737,601	0.10

		2,737,601	0.10
CONSTRUCTION MATERIALS
Other securities[a]		7,050,129	0.26

		7,050,129	0.26
CONSUMER FINANCE
Other securities[a]		12,606,748	0.47

		12,606,748	0.47
CONTAINERS & PACKAGING
Other securities[a]		5,175,248	0.19

		5,175,248	0.19
DISTRIBUTORS
Other securities[a]		3,224,848	0.12

		3,224,848	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		1,190,772	0.04

		1,190,772	0.04
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	448,542	22,198,344	0.83
Other securities[a]		1,820,919	0.07

		24,019,263	0.90
ELECTRIC UTILITIES
Other securities[a]		8,792,569	0.33

		8,792,569	0.33
ELECTRICAL EQUIPMENT
Other securities[a]		11,530,438	0.43

		11,530,438	0.43
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		24,641,503	0.92

		24,641,503	0.92

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
ENERGY EQUIPMENT & SERVICES
Other securities[a]		$16,260,749	0.61%

		16,260,749	0.61
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	89,037	12,169,577	0.45
Other securities[a]		103,631,636	3.88

		115,801,213	4.33
FOOD & STAPLES RETAILING
Other securities[a]		3,132,556	0.12

		3,132,556	0.12
FOOD PRODUCTS
Other securities[a]		14,679,006	0.55

		14,679,006	0.55
GAS UTILITIES
Other securities[a]		1,760,495	0.07

		1,760,495	0.07
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		72,215,446	2.70

		72,215,446	2.70
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	200,584	39,284,376	1.47
Other securities[a]		28,615,609	1.07

		67,899,985	2.54
HEALTH CARE TECHNOLOGY
Other securities[a]		5,599,722	0.21

		5,599,722	0.21
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	104,185	16,323,706	0.61
Starbucks Corp.	299,553	16,088,992	0.60
Other securities[a]		34,448,724	1.29

		66,861,422	2.50
HOUSEHOLD DURABLES
Other securities[a]		8,936,232	0.33

		8,936,232	0.33
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	259,224	23,584,200	0.88
Other securities[a]		15,875,713	0.60

		39,459,913	1.48
INDUSTRIAL CONGLOMERATES
3M Co.	84,186	17,670,641	0.66
General Electric Co.	844,204	20,412,853	0.76

Security	Shares	Value	% of Net Assets
Honeywell International Inc.	93,311	$13,225,901	0.49%
Other securities[a]		4,164,903	0.16

		55,474,298	2.07
INSURANCE
Other securities[a]		22,164,246	0.83

		22,164,246	0.83
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	82,718	79,520,949	2.97
Netflix Inc.[b]	89,573	16,244,064	0.61
Priceline Group Inc. (The)[b,c]	10,179	18,635,917	0.70
Other securities[a]		4,166,411	0.15

		118,567,341	4.43
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	61,832	60,207,055	2.25
Alphabet Inc. Class Cb	62,624	60,063,305	2.25
Facebook Inc. Class Ab	491,750	84,025,322	3.14
Other securities[a]		8,706,917	0.32

		213,002,599	7.96
IT SERVICES
Accenture PLC Class A	128,208	17,317,055	0.65
International Business Machines Corp.	102,491	14,869,394	0.56
Mastercard Inc. Class A	193,721	27,353,405	1.02
PayPal Holdings Inc.[b]	234,482	15,013,883	0.56
Visa Inc. Class A	379,522	39,940,895	1.49
Other securities[a]		53,392,298	2.00

		167,886,930	6.28
LEISURE PRODUCTS
Other securities[a]		3,541,257	0.13

		3,541,257	0.13
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		27,982,621	1.05

		27,982,621	1.05
MACHINERY
Other securities[a]		59,405,541	2.22

		59,405,541	2.22
MEDIA
Charter Communications Inc. Class Ab	41,729	15,165,153	0.57
Comcast Corp. Class A	975,880	37,551,862	1.40
Time Warner Inc.	161,362	16,531,537	0.62

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Walt Disney Co. (The)	188,924	$18,622,239	0.70%
Other securities[a]		19,159,016	0.71

		107,029,807	4.00
METALS & MINING
Other securities[a]		12,159,802	0.46

		12,159,802	0.46
MULTI-UTILITIES
Other securities[a]		9,936,839	0.37

		9,936,839	0.37
MULTILINE RETAIL
Other securities[a]		8,656,554	0.32

		8,656,554	0.32
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		40,550,376	1.52

		40,550,376	1.52
PERSONAL PRODUCTS
Other securities[a]		4,031,834	0.15

		4,031,834	0.15
PHARMACEUTICALS
Johnson & Johnson	339,661	44,159,327	1.65
Merck & Co. Inc.	351,812	22,526,522	0.84
Pfizer Inc.	693,331	24,751,917	0.93
Other securities[a]		27,388,603	1.02

		118,826,369	4.44
PROFESSIONAL SERVICES
Other securities[a]		8,736,637	0.33

		8,736,637	0.33
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		1,037,571	0.04

		1,037,571	0.04
ROAD & RAIL
Union Pacific Corp.	114,573	13,287,031	0.50
Other securities[a]		13,014,236	0.48

		26,301,267	0.98
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	84,353	20,458,977	0.76
Intel Corp.	467,930	17,818,774	0.67
NVIDIA Corp.	124,475	22,252,396	0.83
QUALCOMM Inc.	306,509	15,889,427	0.59
Texas Instruments Inc.	205,395	18,411,608	0.69
Other securities[a]		46,616,287	1.75

		141,447,469	5.29

Security	Shares	Value	% of Net Assets
SOFTWARE
Adobe Systems Inc.[b]	102,363	$15,270,512	0.57%
Microsoft Corp.	1,597,909	119,028,241	4.45
Oracle Corp.	363,361	17,568,504	0.66
salesforce.com Inc.[b]	141,648	13,232,756	0.49
Other securities[a]		53,522,843	2.00

		218,622,856	8.17
SPECIALTY RETAIL
Home Depot Inc. (The)	244,559	40,000,070	1.50
Other securities[a]		43,129,752	1.61

		83,129,822	3.11
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,071,580	165,151,909	6.17
Other securities[a]		2,686,865	0.11

		167,838,774	6.28
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		14,827,617	0.55

		14,827,617	0.55
THRIFTS & MORTGAGE FINANCE
Other securities[a]		635,009	0.02

		635,009	0.02
TOBACCO
Altria Group Inc.	398,025	25,242,746	0.94
Philip Morris International Inc.	177,218	19,672,970	0.74

		44,915,716	1.68
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		8,646,667	0.32

		8,646,667	0.32
WATER UTILITIES
Other securities[a]		3,629,426	0.14

		3,629,426	0.14

TOTAL COMMON STOCKS
(Cost: $ 2,416,675,252)		2,670,889,315	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	31,297,528	31,306,917	1.17

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	3,571,590	$3,571,590	0.13%

		34,878,507	1.30

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 34,878,505)		34,878,507	1.30

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,451,553,757)[g]		2,705,767,822	101.16

Other Assets, Less Liabilities		(30,996,220)	(1.16)

NET ASSETS		$2,674,771,602	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $2,454,670,481. Net unrealized appreciation was $251,180,945, of which $300,408,998 represented gross unrealized appreciation on investments and $49,228,053 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	10,113,234	21,184,294	[b]	—	31,297,528	$31,306,917	$(5,412)	$(43)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,279,003	2,292,587	[b]	—	3,571,590	3,571,590	—	—	15,818
BlackRock Inc.	8,340	5,788		(1,543)	12,585	5,626,628	48,446	685,654	59,505

						$40,505,135	$43,034	$685,611	$75,323

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	32	Dec 2017	$4,026	$83,604

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,670,859,994	$—	$29,321	$2,670,889,315
Money market funds	34,878,507	—	—	34,878,507

Total	$2,705,738,501	$—	$29,321	$2,705,767,822

Derivative financial instruments[a]:
Assets:
Futures contracts	$83,604	$—	$—	$83,604

Total	$83,604	$—	$—	$83,604

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	42,574	$10,822,736	0.45%
United Technologies Corp.	172,495	20,023,220	0.83
Other securities[a]		16,821,579	0.69

		47,667,535	1.97
AIR FREIGHT & LOGISTICS
Other securities[a]		2,190,987	0.09

		2,190,987	0.09
AIRLINES
Other securities[a]		14,453,227	0.60

		14,453,227	0.60
AUTO COMPONENTS
Other securities[a]		11,816,726	0.49

		11,816,726	0.49
AUTOMOBILES
Ford Motor Co.	908,170	10,870,795	0.45
General Motors Co.	304,532	12,297,002	0.51

		23,167,797	0.96
BANKS
Bank of America Corp.	2,278,367	57,733,820	2.39
Citigroup Inc.	632,647	46,018,743	1.90
JPMorgan Chase & Co.	817,104	78,041,603	3.23
PNC Financial Services Group Inc. (The)[b]	111,269	14,995,723	0.62
Wells Fargo & Co.	1,037,372	57,211,066	2.37
Other securities[a]		69,755,119	2.88

		323,756,074	13.39
BEVERAGES
Coca-Cola Co. (The)	436,772	19,659,108	0.81
PepsiCo Inc.	145,948	16,262,986	0.67
Other securities[a]		8,286,186	0.35

		44,208,280	1.83
BIOTECHNOLOGY
Amgen Inc.	76,248	14,216,440	0.59
Other securities[a]		4,181,900	0.17

		18,398,340	0.76
BUILDING PRODUCTS
Other securities[a]		11,213,757	0.46

		11,213,757	0.46

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	239,903	$12,719,657	0.53%
BlackRock Inc.[b]	14,680	6,563,281	0.27
Goldman Sachs Group Inc. (The)	83,541	19,815,090	0.82
Morgan Stanley	328,368	15,817,487	0.65
Other securities[a]		35,990,673	1.49

		90,906,188	3.76
CHEMICALS
DowDuPont Inc.	541,777	37,507,222	1.55
Other securities[a]		43,045,912	1.78

		80,553,134	3.33
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		4,693,232	0.19

		4,693,232	0.19
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,161,021	39,045,136	1.61
Other securities[a]		3,989,901	0.17

		43,035,037	1.78
CONSTRUCTION & ENGINEERING
Other securities[a]		6,184,484	0.26

		6,184,484	0.26
CONSUMER FINANCE
Other securities[a]		23,875,003	0.99

		23,875,003	0.99
CONTAINERS & PACKAGING
Other securities[a]		18,043,973	0.75

		18,043,973	0.75
DISTRIBUTORS
Other securities[a]		3,261,187	0.13

		3,261,187	0.13
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		3,027,561	0.13

		3,027,561	0.13
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	446,795	81,906,460	3.39
Other securities[a]		1,868,121	0.07

		83,774,581	3.46
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,425,714	55,845,217	2.31

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Verizon Communications Inc.	445,201	$22,032,997	0.91%
Other securities[a]		4,254,828	0.18

		82,133,042	3.40
ELECTRIC UTILITIES
Duke Energy Corp.	162,515	13,638,259	0.56
Southern Co. (The)	232,077	11,404,264	0.47
Other securities[a]		70,810,185	2.93

		95,852,708	3.96
ELECTRICAL EQUIPMENT
Other securities[a]		17,902,769	0.74

		17,902,769	0.74
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		13,311,926	0.55

		13,311,926	0.55
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	177,450	12,378,912	0.51
Other securities[a]		18,152,914	0.75

		30,531,826	1.26
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		52,781,532	2.18

		52,781,532	2.18
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	101,840	16,731,294	0.69
CVS Health Corp.	236,044	19,195,098	0.79
Wal-Mart Stores Inc.	339,881	26,558,301	1.10
Walgreens Boots Alliance Inc.	213,688	16,500,988	0.68
Other securities[a]		8,811,489	0.37

		87,797,170	3.63
FOOD PRODUCTS
Mondelez International Inc. Class A	350,076	14,234,090	0.59
Other securities[a]		41,932,154	1.73

		56,166,244	2.32
GAS UTILITIES
Other securities[a]		6,759,960	0.28

		6,759,960	0.28
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	403,439	21,527,505	0.89
Medtronic PLC	314,534	24,461,309	1.01

Security	Shares	Value	% of Net Assets
Other securities[a]		$25,532,656	1.06%

		71,521,470	2.96
HEALTH CARE PROVIDERS & SERVICES
Anthem Inc.	60,973	11,577,553	0.48
Cigna Corp.	58,461	10,928,699	0.45
Other securities[a]		44,306,441	1.83

		66,812,693	2.76
HEALTH CARE TECHNOLOGY
Other securities[a]		605,074	0.03

		605,074	0.03
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	71,468	11,197,606	0.46
Other securities[a]		13,113,678	0.55

		24,311,284	1.01
HOUSEHOLD DURABLES
Other securities[a]		19,402,341	0.80

		19,402,341	0.80
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	301,980	27,474,141	1.14
Other securities[a]		14,229,723	0.58

		41,703,864	1.72
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		3,487,514	0.14

		3,487,514	0.14
INDUSTRIAL CONGLOMERATES
General Electric Co.	1,065,502	25,763,838	1.07
Other securities[a]		22,195,604	0.91

		47,959,442	1.98
INSURANCE
American International Group Inc.	209,772	12,877,903	0.53
Chubb Ltd.	108,070	15,405,379	0.64
MetLife Inc.	246,798	12,821,156	0.53
Other securities[a]		85,845,640	3.55

		126,950,078	5.25
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		715,633	0.03

		715,633	0.03
INTERNET SOFTWARE & SERVICES
Other securities[a]		5,865,488	0.24

		5,865,488	0.24

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	86,540	$12,555,223	0.52%
Other securities[a]		12,780,940	0.53

		25,336,163	1.05
LEISURE PRODUCTS
Other securities[a]		2,432,140	0.10

		2,432,140	0.10
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		15,082,788	0.62

		15,082,788	0.62
MACHINERY
Other securities[a]		35,440,055	1.47

		35,440,055	1.47
MARINE
Other securities[a]		840,797	0.03

		840,797	0.03
MEDIA
Walt Disney Co. (The)	146,943	14,484,171	0.60
Other securities[a]		14,941,213	0.62

		29,425,384	1.22
METALS & MINING
Other securities[a]		7,824,791	0.32

		7,824,791	0.32
MULTI-UTILITIES
Other securities[a]		43,994,209	1.82

		43,994,209	1.82
MULTILINE RETAIL
Other securities[a]		12,937,589	0.54

		12,937,589	0.54
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	440,020	51,702,350	2.14
ConocoPhillips	282,578	14,143,029	0.58
Exxon Mobil Corp.	983,899	80,660,040	3.34
Other securities[a]		80,924,859	3.34

		227,430,278	9.40
PAPER & FOREST PRODUCTS
Other securities[a]		1,560,407	0.06

		1,560,407	0.06
PERSONAL PRODUCTS
Other securities[a]		4,846,607	0.20

		4,846,607	0.20

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Allergan PLC	77,626	$15,909,449	0.66%
Bristol-Myers Squibb Co.	171,353	10,922,040	0.45
Johnson & Johnson	243,058	31,599,971	1.31
Merck & Co. Inc.	241,339	15,452,936	0.64
Pfizer Inc.	609,726	21,767,218	0.90
Other securities[a]		19,502,034	0.80

		115,153,648	4.76
PROFESSIONAL SERVICES
Other securities[a]		7,456,350	0.31

		7,456,350	0.31
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		2,797,050	0.12

		2,797,050	0.12
ROAD & RAIL
Other securities[a]		24,441,060	1.01

		24,441,060	1.01
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	567,378	21,605,754	0.89
Other securities[a]		17,332,392	0.72

		38,938,146	1.61
SOFTWARE
Oracle Corp.	294,504	14,239,268	0.59
Other securities[a]		9,479,893	0.39

		23,719,161	0.98
SPECIALTY RETAIL
Other securities[a]		21,349,820	0.88

		21,349,820	0.88
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		24,587,791	1.02

		24,587,791	1.02
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		17,649,384	0.73

		17,649,384	0.73
THRIFTS & MORTGAGE FINANCE
Other securities[a]		1,460,914	0.06

		1,460,914	0.06
TOBACCO
Philip Morris International Inc.	162,291	18,015,924	0.75

		18,015,924	0.75

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		$1,156,049	0.05%

		1,156,049	0.05
WATER UTILITIES
Other securities[a]		671,633	0.03

		671,633	0.03
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		594,085	0.02

		594,085	0.02

TOTAL COMMON STOCKS
(Cost: $ 2,289,634,930)		2,411,941,384	99.73

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32% [b,d,e]	27,369,393	27,377,604	1.13
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97% [b,d]	3,446,106	3,446,106	0.14

		30,823,710	1.27

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 30,823,710)		30,823,710	1.27

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,320,458,640)[f]		2,442,765,094	101.00
Other Assets, Less Liabilities		(24,278,076)	(1.00)

NET ASSETS		$2,418,487,018	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $2,341,961,479. Net unrealized appreciation was $100,946,405, of which $190,541,569 represented gross unrealized appreciation on investments and $89,595,164 represented gross unrealized depreciation on investments.

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	9,702,769	17,666,624	[b]	—	27,369,393	$27,377,604	$(1,566)	$(341)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	2,866,301	579,805	[b]	—	3,446,106	3,446,106	—	—	18,242
BlackRock Inc.	10,414	5,381		(1,115)	14,680	6,563,281	88,504	732,530	67,183
PNC Financial Services Group Inc. (The)	81,551	39,637		(9,919)	111,269	14,995,723	273,620	1,234,703	129,168

						$52,382,714	$360,558	$1,966,892	$214,593

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	36	Dec 2017	$4,529	$70,618
S&P MidCap 400 E-Mini	12	Dec 2017	2,155	72,172

Total				$142,790

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$2,411,941,373	$0	[a]	$11	$2,411,941,384
Money market funds	30,823,710	—		—	30,823,710

Total	$2,442,765,083	$0	[a]	$11	$2,442,765,094

Derivative financial instruments[b]:
Assets:
Futures contracts	$142,790	$—		$—	$142,790

Total	$142,790	$—		$—	$142,790

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	43

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$107,614,802,988	$35,518,471,429	$28,236,093,768
Affiliated (Note 2)	1,534,801,036	2,866,010,549	2,902,001,330

Total cost of investments in securities	$109,149,604,024	$38,384,481,978	$31,138,095,098

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$125,928,658,845	$40,329,798,110	$33,512,525,077
Affiliated (Note 2)	1,706,013,188	2,866,454,175	2,902,488,783
Cash pledged to broker for futures contracts	10,290,800	1,934,100	3,053,010
Cash	18,168,430	1,117,858	1
Receivables:
Investment securities sold	—	141,577,746	103,920,268
Dividends and interest	121,231,757	40,650,592	33,190,224
Capital shares sold	1,498,023	1,343,661	13,690,588
Futures variation margin	950,880	50,726	15,546

Total Assets	127,786,811,923	43,382,926,968	36,568,883,497

LIABILITIES
Payables:
Investment securities purchased	—	267,187,323	110,048,479
Collateral for securities on loan (Note 1)	847,678,201	2,820,437,399	2,851,502,891
Capital shares redeemed	—	—	3,272,548
Investment advisory fees (Note 2)	4,134,559	2,267,070	1,814,636

Total Liabilities	851,812,760	3,089,891,792	2,966,638,554

NET ASSETS	$126,934,999,163	$40,293,035,176	$33,602,244,943

Net assets consist of:
Paid-in capital	$107,956,410,436	$35,018,839,105	$28,326,045,612
Undistributed (distributions in excess of) net investment income	38,359,947	(16,035,664)	18,738,646
Undistributed net realized gain (accumulated net realized loss)	449,735,225	475,962,098	(22,301,767)
Net unrealized appreciation	18,490,493,555	4,814,269,637	5,279,762,452

NET ASSETS	$126,934,999,163	$40,293,035,176	$33,602,244,943

Shares outstanding[b]	501,750,000	225,100,000	453,250,000

Net asset value per share	$252.98	$179.00	$74.14

[a]	Securities on loan with values of $831,785,199, $2,762,310,516 and $2,786,012,891, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$9,467,236,417	$2,411,745,505	$2,271,440,842
Affiliated (Note 2)	438,432,982	39,808,252	49,017,798

Total cost of investments in securities	$9,905,669,399	$2,451,553,757	$2,320,458,640

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$11,111,257,744	$2,665,262,687	$2,390,382,380
Affiliated (Note 2)	449,440,438	40,505,135	52,382,714
Cash pledged to broker for futures contracts	1,106,790	215,620	234,190
Cash	165,048	28,558	71,595
Receivables:
Investment securities sold	6,671	—	305,917
Due from custodian (Note 4)	59	—	—
Dividends and interest	11,061,474	2,088,666	2,805,007
Capital shares sold	205,592	—	21,713
Futures variation margin	86,304	18,067	15,629

Total Assets	11,573,330,120	2,708,118,733	2,446,219,145

LIABILITIES
Payables:
Investment securities purchased	59	1,932,290	247,428
Collateral for securities on loan (Note 1)	380,095,623	31,306,161	27,379,048
Securities related to in-kind transactions (Note 4)	—	—	7,761
Investment advisory fees (Note 2)	267,796	108,680	97,890

Total Liabilities	380,363,478	33,347,131	27,732,127

NET ASSETS	$11,192,966,642	$2,674,771,602	$2,418,487,018

Net assets consist of:
Paid-in capital	$9,576,820,951	$2,483,159,474	$2,337,520,915
Undistributed net investment income	4,538,769	681,697	971,276
Accumulated net realized loss	(43,964,467)	(63,367,238)	(42,454,417)
Net unrealized appreciation	1,655,571,389	254,297,669	122,449,244

NET ASSETS	$11,192,966,642	$2,674,771,602	$2,418,487,018

Shares outstanding[b]	194,100,000	53,000,000	46,200,000

Net asset value per share	$57.67	$50.47	$52.35

[a]	Securities on loan with values of $370,836,091, $30,860,231 and $26,861,584, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,222,421,025	$273,586,469	$203,833,594
Dividends — affiliated (Note 2)	7,742,548	260,846	166,081
Interest — unaffiliated	29,790	5,508	5,237
Securities lending income — affiliated — net (Note 2)	1,534,478	6,951,614	16,406,382

Total investment income	1,231,727,841	280,804,437	220,411,294

EXPENSES
Investment advisory fees (Note 2)	23,291,923	13,871,473	10,679,896
Proxy fees	2,351,748	862,577	650,191

Total expenses	25,643,671	14,734,050	11,330,087

Net investment income	1,206,084,170	266,070,387	209,081,207

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(331,045,370)	(240,723,302)	(237,730,280)
Investments — affiliated (Note 2)	(196,586)	(119,267)	(103,733)
In-kind redemptions — unaffiliated	2,781,866,971	1,690,844,942	1,163,872,300
In-kind redemptions — affiliated (Note 2)	16,917,299	—	—
Futures contracts	20,482,320	2,949,424	1,730,457

Net realized gain	2,488,024,634	1,452,951,797	927,768,744

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	4,915,273,172	309,857,886	1,220,254,099
Investments — affiliated (Note 2)	66,902,216	(158,954)	(173,662)
Futures contracts	5,594,834	2,115,773	2,492,508

Net change in unrealized appreciation/depreciation	4,987,770,222	311,814,705	1,222,572,945

Net realized and unrealized gain	7,475,794,856	1,764,766,502	2,150,341,689

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,681,879,026	$2,030,836,889	$2,359,422,896

[a]	Net of foreign withholding tax of $ —, $86,268 and $23,321, respectively.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$94,125,966	$20,104,285	$26,939,201
Dividends — affiliated (Note 2)	556,790	75,323	214,593
Interest — unaffiliated	2,467	504	646
Securities lending income — affiliated — net (Note 2)	1,499,894	54,312	45,014

Total investment income	96,185,117	20,234,424	27,199,454

EXPENSES
Investment advisory fees (Note 2)	1,423,841	593,271	534,513
Proxy fees	183,044	46,494	40,905

Total expenses	1,606,885	639,765	575,418

Net investment income	94,578,232	19,594,659	26,624,036

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(57,040,556)	509,788	(3,455,435)
Investments — affiliated (Note 2)	(40,116)	(5,829)	(11,005)
In-kind redemptions — unaffiliated	131,586,901	58,829,040	25,846,933
In-kind redemptions — affiliated (Note 2)	618,368	48,863	371,563
Futures contracts	1,168,501	316,200	363,941

Net realized gain	76,293,098	59,698,062	23,115,997

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	550,105,299	136,414,425	55,883,628
Investments — affiliated (Note 2)	4,967,956	685,611	1,966,892
Futures contracts	534,631	85,965	131,577

Net change in unrealized appreciation/depreciation	555,607,886	137,186,001	57,982,097

Net realized and unrealized gain	631,900,984	196,884,063	81,098,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$726,479,216	$216,478,722	$107,722,130

[a]	Net of foreign withholding tax of $6,308, $360 and $402, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,206,084,170	$1,694,451,464	$266,070,387	$467,794,507
Net realized gain	2,488,024,634	2,529,463,876	1,452,951,797	1,275,334,175
Net change in unrealized appreciation/depreciation	4,987,770,222	9,121,732,590	311,814,705	4,155,293,578

Net increase in net assets resulting from operations	8,681,879,026	13,345,647,930	2,030,836,889	5,898,422,260

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,167,724,223)	(1,717,738,388)	(282,106,051)	(536,139,428)

Total distributions to shareholders	(1,167,724,223)	(1,717,738,388)	(282,106,051)	(536,139,428)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,323,347,624	29,385,088,896	4,835,698,981	12,461,432,242
Cost of shares redeemed	(8,724,412,025)	(10,292,344,455)	(5,525,896,747)	(5,172,152,054)

Net increase (decrease) in net assets from capital share transactions	17,598,935,599	19,092,744,441	(690,197,766)	7,289,280,188

INCREASE IN NET ASSETS	25,113,090,402	30,720,653,983	1,058,533,072	12,651,563,020

NET ASSETS
Beginning of period	101,821,908,761	71,101,254,778	39,234,502,104	26,582,939,084

End of period	$126,934,999,163	$101,821,908,761	$40,293,035,176	$39,234,502,104

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$38,359,947	$—	$(16,035,664)	$—

SHARES ISSUED AND REDEEMED
Shares sold	107,900,000	132,500,000	27,750,000	77,200,000
Shares redeemed	(35,400,000)	(47,350,000)	(31,700,000)	(32,550,000)

Net increase (decrease) in shares outstanding	72,500,000	85,150,000	(3,950,000)	44,650,000

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017[a]	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$209,081,207	$308,156,977	$94,578,232	$104,695,475
Net realized gain	927,768,744	1,390,104,309	76,293,098	32,681,171
Net change in unrealized appreciation/depreciation	1,222,572,945	3,067,636,623	555,607,886	764,751,994

Net increase in net assets resulting from operations	2,359,422,896	4,765,897,909	726,479,216	902,128,640

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(190,342,561)	(315,168,163)	(90,032,768)	(106,763,679)

Total distributions to shareholders	(190,342,561)	(315,168,163)	(90,032,768)	(106,763,679)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,595,332,117	12,880,471,943	2,830,929,345	3,722,112,153
Cost of shares redeemed	(3,130,301,718)	(4,674,100,323)	(309,527,219)	(181,570,852)

Net increase in net assets from capital share transactions	1,465,030,399	8,206,371,620	2,521,402,126	3,540,541,301

INCREASE IN NET ASSETS	3,634,110,734	12,657,101,366	3,157,848,574	4,335,906,262

NET ASSETS
Beginning of period	29,968,134,209	17,311,032,843	8,035,118,068	3,699,211,806

End of period	$33,602,244,943	$29,968,134,209	$11,192,966,642	$8,035,118,068

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$18,738,646	$—	$4,538,769	$(6,695)

SHARES ISSUED AND REDEEMED
Shares sold	65,100,000	171,000,000	50,900,000	72,100,000
Shares redeemed	(44,750,000)	(45,500,000)	(5,550,000)	(2,650,000)

Net increase in shares outstanding	20,350,000	125,500,000	45,350,000	69,450,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on January 18, 2017. See Note 4.
[b]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017[a]	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,594,659	$15,823,432	$26,624,036	$22,893,491
Net realized gain	59,698,062	7,326,609	23,115,997	29,127,834
Net change in unrealized appreciation/depreciation	137,186,001	142,160,285	57,982,097	112,851,903

Net increase in net assets resulting from operations	216,478,722	165,310,326	107,722,130	164,873,228

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,912,971)	(16,059,709)	(25,652,773)	(23,561,593)

Total distributions to shareholders	(18,912,971)	(16,059,709)	(25,652,773)	(23,561,593)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,085,927,176	938,664,535	798,294,198	974,883,348
Cost of shares redeemed	(266,092,146)	(297,827,469)	(154,585,407)	(144,027,119)

Net increase in net assets from capital share transactions	819,835,030	640,837,066	643,708,791	830,856,229

INCREASE IN NET ASSETS	1,017,400,781	790,087,683	725,778,148	972,167,864

NET ASSETS
Beginning of period	1,657,370,821	867,283,138	1,692,708,870	720,541,006

End of period	$2,674,771,602	$1,657,370,821	$2,418,487,018	$1,692,708,870

Undistributed net investment income included in net assets at end of period	$681,697	$9	$971,276	$13

SHARES ISSUED AND REDEEMED
Shares sold	22,650,000	20,900,000	15,700,000	19,750,000
Shares redeemed	(5,400,000)	(6,550,000)	(3,050,000)	(3,000,000)

Net increase in shares outstanding	17,250,000	14,350,000	12,650,000	16,750,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Share transactions reflect a three-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$237.21	$206.63	$207.87	$188.12	$157.51	$141.28

Income from investment operations:
Net investment income[a]	2.54	4.53	4.28	4.01	3.51	3.20
Net realized and unrealized gain (loss)[b]	15.63	30.49	(0.76)	19.69	30.53	16.14

Total from investment operations	18.17	35.02	3.52	23.70	34.04	19.34

Less distributions from:
Net investment income	(2.40)	(4.44)	(4.76)	(3.95)	(3.43)	(3.11)

Total distributions	(2.40)	(4.44)	(4.76)	(3.95)	(3.43)	(3.11)

Net asset value, end of period	$252.98	$237.21	$206.63	$207.87	$188.12	$157.51

Total return	7.69%[c]	17.12%	1.74%[d]	12.66%	21.79%	13.90%

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,934,999	$101,821,909	$71,101,255	$68,743,107	$54,366,052	$41,031,303
Ratio of expenses to average net assets[e]	0.04%	0.05%	0.07%	0.07%	0.07%	0.08%
Ratio of net investment income to average net assets[e]	2.07%	2.05%	2.09%	2.00%	2.02%	2.23%
Portfolio turnover rate[f]	2%[c]	5%	4%	4%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 1.73%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$171.29	$144.16	$151.99	$137.47	$115.10	$99.26

Income from investment operations:
Net investment income[a]	1.17	2.35	2.16	1.99	1.74	1.56
Net realized and unrealized gain (loss)[b]	7.78	27.42	(7.77)	14.51	22.45	15.82

Total from investment operations	8.95	29.77	(5.61)	16.50	24.19	17.38

Less distributions from:
Net investment income	(1.24)	(2.64)	(2.22)	(1.98)	(1.82)	(1.54)

Total distributions	(1.24)	(2.64)	(2.22)	(1.98)	(1.82)	(1.54)

Net asset value, end of period	$179.00	$171.29	$144.16	$151.99	$137.47	$115.10

Total return	5.24%[c]	20.81%	(3.67)%	12.09%	21.16%	17.72%

Ratios/Supplemental data:
Net assets, end of period (000s)	$40,293,035	$39,234,502	$26,582,939	$25,860,947	$20,641,055	$15,187,141
Ratio of expenses to average net assets[d]	0.07%	0.09%	0.12%	0.13%	0.14%	0.17%
Ratio of net investment income to average net assets[d]	1.34%	1.49%	1.50%	1.40%	1.39%	1.55%
Portfolio turnover rate[e]	6%[c]	14%	15%	15%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]
Net asset value, beginning of period	$69.23	$56.31	$59.02	$55.08	$43.59	$38.16

Income from investment operations:
Net investment income[b]	0.48	0.87	0.81	0.74	0.59	0.64
Net realized and unrealized gain (loss)[c]	4.86	12.90	(2.70)	3.95	11.49	5.44

Total from investment operations	5.34	13.77	(1.89)	4.69	12.08	6.08

Less distributions from:
Net investment income	(0.43)	(0.85)	(0.82)	(0.75)	(0.59)	(0.65)

Total distributions	(0.43)	(0.85)	(0.82)	(0.75)	(0.59)	(0.65)

Net asset value, end of period	$74.14	$69.23	$56.31	$59.02	$55.08	$43.59

Total return	7.75%[d]	24.56%	(3.19)%	8.61%	27.84%	16.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,602,245	$29,968,134	$17,311,033	$16,184,535	$14,254,909	$9,737,264
Ratio of expenses to average net assets[e]	0.07%	0.09%	0.12%	0.13%	0.14%	0.17%
Ratio of net investment income to average net assets[e]	1.37%	1.38%	1.44%	1.33%	1.18%	1.66%
Portfolio turnover rate[f]	6%[d]	13%	17%	14%	11%	12%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on January 18, 2017. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]
Net asset value, beginning of period	$54.02	$46.65	$47.35	$42.87	$35.81	$31.99

Income from investment operations:
Net investment income[b]	0.56	1.00	0.96	0.89	0.78	0.69
Net realized and unrealized gain (loss)[c]	3.60	7.33	(0.73)	4.42	7.01	3.79

Total from investment operations	4.16	8.33	0.23	5.31	7.79	4.48

Less distributions from:
Net investment income	(0.51)	(0.96)	(0.93)	(0.83)	(0.73)	(0.66)

Total distributions	(0.51)	(0.96)	(0.93)	(0.83)	(0.73)	(0.66)

Net asset value, end of period	$57.67	$54.02	$46.65	$47.35	$42.87	$35.81

Total return	7.72%[d]	18.02%	0.51%	12.47%	21.93%	14.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,192,967	$8,035,118	$3,699,212	$2,183,014	$1,187,449	$601,586
Ratio of expenses to average net assets[e]	0.03%	0.03%	0.05%	0.07%	0.07%	0.13%
Ratio of net investment income to average net assets[e]	1.99%	1.99%	2.08%	1.95%	1.96%	2.12%
Portfolio turnover rate[f]	4%[d]	8%	14%	4%	5%	5%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]
Net asset value, beginning of period	$46.36	$40.53	$40.55	$35.54	$29.21	$26.94

Income from investment operations:
Net investment income[b]	0.40	0.65	0.61	0.55	0.45	0.44
Net realized and unrealized gain (loss)[c]	4.08	5.77	(0.08)	4.99	6.32	2.27

Total from investment operations	4.48	6.42	0.53	5.54	6.77	2.71

Less distributions from:
Net investment income	(0.37)	(0.59)	(0.55)	(0.53)	(0.44)	(0.44)

Total distributions	(0.37)	(0.59)	(0.55)	(0.53)	(0.44)	(0.44)

Net asset value, end of period	$50.47	$46.36	$40.53	$40.55	$35.54	$29.21

Total return	9.68%[d]	15.98%	1.31%	15.67%	23.24%	10.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,674,772	$1,657,371	$867,283	$587,963	$472,624	$388,537
Ratio of expenses to average net assets[e]	0.05%	0.06%	0.08%	0.12%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.65%	1.51%	1.52%	1.44%	1.36%	1.63%
Portfolio turnover rate[f]	2%[d]	43%	14%	13%	15%	18%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]
Net asset value, beginning of period	$50.45	$42.89	$44.94	$42.13	$35.45	$30.63

Income from investment operations:
Net investment income[b]	0.64	1.12	1.04	0.97	0.81	0.75
Net realized and unrealized gain (loss)[c]	1.84	7.45	(1.97)	2.74	6.70	4.79

Total from investment operations	2.48	8.57	(0.93)	3.71	7.51	5.54

Less distributions from:
Net investment income	(0.58)	(1.01)	(1.12)	(0.90)	(0.83)	(0.72)

Total distributions	(0.58)	(1.01)	(1.12)	(0.90)	(0.83)	(0.72)

Net asset value, end of period	$52.35	$50.45	$42.89	$44.94	$42.13	$35.45

Total return	4.94%[d]	20.18%	(2.05)%	8.83%	21.34%	18.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,418,487	$1,692,709	$720,541	$889,785	$587,712	$404,186
Ratio of expenses to average net assets[e]	0.05%	0.06%	0.08%	0.11%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.49%	2.36%	2.41%	2.20%	2.10%	2.37%
Portfolio turnover rate[f]	3%[d]	49%	18%	13%	13%	16%

[a]	Per share amounts reflect a three-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified
Core S&P U.S. Growth	Diversified
Core S&P U.S. Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to i attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; v quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P 500
Barclays Capital Inc.	$6,582,229	$6,582,229	$—
BNP Paribas New York Branch	3,431,381	3,431,381	—
BNP Paribas Prime Brokerage Inc.	13,392,365	13,392,365	—
BNP Paribas Prime Brokerage International Ltd.	40,439,773	40,439,773	—
Citigroup Global Markets Inc.	29,225,953	29,225,953	—
Credit Suisse Securities (USA) LLC	9,667,473	9,667,473	—
Deutsche Bank Securities Inc.	45,466,530	45,466,530	—
Goldman Sachs & Co.	104,436,784	104,436,784	—
HSBC Bank PLC	31,331,786	31,331,786	—
Jefferies LLC	20,731,094	20,731,094	—
JPMorgan Securities LLC	110,384,915	110,384,915	—
Merrill Lynch, Pierce, Fenner & Smith	138,915,438	138,915,438	—
Mizuho Securities USA Inc.	1,318,830	1,318,830	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	96,549,170	96,549,170	—
National Financial Services LLC	47,776,283	47,776,283	—
Nomura Securities International Inc.	2,695,619	2,695,619	—
Scotia Capital (USA) Inc.	2,332	2,332	—
SG Americas Securities LLC	570,690	570,690	—
State Street Bank & Trust Company	42,774,507	42,774,507	—
UBS AG	205,184	205,184	—
UBS Securities LLC	39,482,919	39,482,919	—
Wells Fargo Securities LLC	46,403,944	46,403,944	—

	$831,785,199	$831,785,199	$—

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P Mid-Cap
Barclays Capital Inc.	$29,289,757	$29,289,757	$—
BNP Paribas New York Branch	28,017,921	28,017,921	—
BNP Paribas Prime Brokerage Inc.	2,562,938	2,562,938	—
BNP Paribas Prime Brokerage International Ltd.	3,944,658	3,944,658	—
Citigroup Global Markets Inc.	389,821,104	389,821,104	—
Credit Suisse Securities (USA) LLC	85,588,710	85,588,710	—
Deutsche Bank Securities Inc.	191,836,468	191,836,468	—
Goldman Sachs & Co.	440,955,004	440,955,004	—
HSBC Bank PLC	67,234,213	67,234,213	—
Jefferies LLC	1,992,242	1,992,242	—
JPMorgan Securities LLC	588,309,576	588,309,576	—
Merrill Lynch, Pierce, Fenner & Smith	137,758,766	137,758,766	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	452,709,526	452,709,526	—
National Financial Services LLC	70,998,974	70,998,974	—
Nomura Securities International Inc.	27,663,637	27,663,637	—
RBC Capital Markets LLC	3,426,612	3,426,612	—
Scotia Capital (USA) Inc.	29,458	29,458	—
SG Americas Securities LLC	1,671,219	1,671,219	—
State Street Bank & Trust Company	110,485,753	110,485,753	—
UBS AG	54,166,447	54,166,447	—
UBS Securities LLC	44,538,743	44,538,743	—
Wells Fargo Securities LLC	29,308,790	29,308,790	—

	$2,762,310,516	$2,762,310,516	$—

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P Small-Cap
Barclays Capital Inc.	$62,014,919	$62,014,919	$—
BMO Capital Markets	45,269	45,269	—
BNP Paribas New York Branch	49,990,055	49,990,055	—
BNP Paribas Prime Brokerage Inc.	9,368,445	9,368,445	—
BNP Paribas Prime Brokerage International Ltd.	6,775,998	6,775,998	—
Citigroup Global Markets Inc.	219,943,017	219,943,017	—
Credit Suisse Securities (USA) LLC	120,546,545	120,546,545	—
Deutsche Bank Securities Inc.	194,622,315	194,622,315	—
Goldman Sachs & Co.	520,735,199	520,735,199	—
HSBC Bank PLC	18,227,824	18,218,196	(9,628)
Jefferies LLC	7,371,368	7,371,368	—
JPMorgan Securities LLC	490,534,576	490,534,576	—
Merrill Lynch, Pierce, Fenner & Smith	304,181,692	304,181,692	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	483,030,643	483,030,643	—
National Financial Services LLC	84,795,257	84,795,257	—
Nomura Securities International Inc.	17,363,683	17,363,683	—
RBC Capital Markets LLC	4,133,405	4,133,405	—
Scotia Capital (USA) Inc.	7,004,421	7,004,421	—
SG Americas Securities LLC	1,826,142	1,826,142	—
State Street Bank & Trust Company	33,051,856	33,051,856	—
Timber Hill LLC	321,187	321,187	—
UBS AG	51,998,307	51,998,307	—
UBS Securities LLC	70,221,246	70,221,246	—
Wells Fargo Securities LLC	27,909,522	27,909,522	—

	$2,786,012,891	$2,786,003,263	$(9,628)

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P Total U.S. Stock Market
Barclays Capital Inc.	$7,028,969	$7,028,969	$—
BMO Capital Markets	34	34	—
BNP Paribas New York Branch	3,599,560	3,599,560	—
BNP Paribas Prime Brokerage Inc.	5,166,260	5,166,260	—
BNP Paribas Prime Brokerage International Ltd.	2,012,931	2,012,931	—
Citigroup Global Markets Inc.	26,569,727	26,569,727	—
Credit Suisse Securities (USA) LLC	12,909,499	12,909,499	—
Deutsche Bank Securities Inc.	27,542,597	27,542,597	—
Goldman Sachs & Co.	64,712,703	64,712,703	—
HSBC Bank PLC	20,459,045	20,459,045	—
Jefferies LLC	4,372,982	4,372,982	—
JPMorgan Securities LLC	48,778,984	48,778,984	—
Merrill Lynch, Pierce, Fenner & Smith	28,980,304	28,980,304	—
Mizuho Securities USA Inc.	1,007,535	1,007,535	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	40,455,917	40,455,917	—
National Financial Services LLC	4,181,310	4,181,310	—
Nomura Securities International Inc.	4,274,917	4,274,917	—
Scotia Capital (USA) Inc.	4,595,422	4,595,422	—
SG Americas Securities LLC	181,591	181,591	—
State Street Bank & Trust Company	23,397,552	23,397,552	—
Timber Hill LLC	91,152	91,152	—
UBS AG	3,179,613	3,179,613	—
UBS Securities LLC	10,267,780	10,267,780	—
Wells Fargo Bank, National Association	4,083	4,083	—
Wells Fargo Securities LLC	27,065,624	27,065,624	—

	$370,836,091	$370,836,091	$—

Core S&P U.S. Growth
Barclays Capital Inc.	$1,241,121	$1,241,121	$—
Citigroup Global Markets Inc.	1,860,636	1,860,636	—
Credit Suisse Securities (USA) LLC	1,364,680	1,364,680	—
Deutsche Bank Securities Inc.	478,550	478,550	—
Goldman Sachs & Co.	1,325,033	1,325,033	—
HSBC Bank PLC	1,422,520	1,422,520	—
JPMorgan Securities LLC	3,010,375	3,010,375	—
Merrill Lynch, Pierce, Fenner & Smith	2,046,280	2,046,280	—
Mizuho Securities USA Inc.	8,942	8,942	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	11,993,671	11,993,671	—
National Financial Services LLC	4,218	4,218	—
Nomura Securities International Inc.	1,129,986	1,129,986	—
SG Americas Securities LLC	59,443	59,443	—
State Street Bank & Trust Company	1,409,686	1,409,686	—
UBS Securities LLC	4,017	4,017	—
Wells Fargo Securities LLC	3,501,073	3,501,073	—

	$30,860,231	$30,860,231	$—

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P U.S. Value
Barclays Capital Inc.	$337,517	$337,517	$—
BNP Paribas Prime Brokerage Inc.	81,344	81,344	—
Citigroup Global Markets Inc.	2,396,906	2,396,906	—
Credit Suisse Securities (USA) LLC	1,402,157	1,402,157	—
Deutsche Bank Securities Inc.	2,735,874	2,735,874	—
Goldman Sachs & Co.	6,216,954	6,216,954	—
HSBC Bank PLC	184,454	184,454	—
Jefferies LLC	5,459,159	5,459,159	—
JPMorgan Securities LLC	1,009,564	1,009,564	—
Merrill Lynch, Pierce, Fenner & Smith	1,084,696	1,084,696	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,302,535	4,302,535	—
National Financial Services LLC	525,816	525,816	—
Nomura Securities International Inc.	96,764	96,764	—
State Street Bank & Trust Company	416,151	416,151	—
Timber Hill LLC	69,122	69,122	—
UBS AG	339,210	339,210	—
UBS Securities LLC	112,344	112,344	—
Wells Fargo Securities LLC	91,017	91,017	—

	$26,861,584	$26,861,584	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.04%
Core S&P Mid-Cap	0.07
Core S&P Small-Cap	0.07
Core S&P Total U.S. Stock Market	0.03
Core S&P U.S. Growth	0.05
Core S&P U.S. Value	0.05

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core S&P 500	$741,627
Core S&P Mid-Cap	3,150,688
Core S&P Small-Cap	6,913,303
Core S&P Total U.S. Stock Market	639,902
Core S&P U.S. Growth	25,602
Core S&P U.S. Value	20,913

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$1,046,240,592	$359,232,578
Core S&P Mid-Cap	748,036,015	398,938,071
Core S&P Small-Cap	259,029,673	426,612,666
Core S&P Total U.S. Stock Market	14,806,778	10,824,254
Core S&P U.S. Growth	15,453,949	1,105,789
Core S&P U.S. Value	12,623,332	6,580,465

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$3,193,745,181	$2,864,435,982
Core S&P Mid-Cap	3,468,126,495	2,511,130,226
Core S&P Small-Cap	2,101,866,275	1,888,380,222
Core S&P Total U.S. Stock Market	466,611,378	395,903,005
Core S&P U.S. Growth	63,709,837	47,042,666
Core S&P U.S. Value	73,801,581	61,676,070

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$26,235,834,711	$8,620,937,379
Core S&P Mid-Cap	4,676,705,606	5,400,037,219
Core S&P Small-Cap	4,443,390,090	3,047,716,574
Core S&P Total U.S. Stock Market	2,812,584,523	307,108,397
Core S&P U.S. Growth	1,082,475,694	265,491,510
Core S&P U.S. Value	792,702,806	153,244,756

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a two-for-one stock split for the iShares Core S&P Total U.S. Stock Market ETF (“ITOT”) and iShares Core S&P U.S. Growth ETF (“IUSG”) and a three-for-one stock split for the iShares Core S&P U.S. Value ETF (“IUSV”), effective after the close of trading on July 22, 2016. The Board also authorized a two-for-one stock split for the iShares Core S&P Small-Cap ETF (“IJR”), effective after the close of trading on January 18, 2017. The impact of the stock splits was to increase the number of shares outstanding by a factor of two for ITOT, IUSG and IJR and a factor of three for IUSV, while decreasing the NAV per share by a factor of two for ITOT, IUSG and IJR and a factor of three for IUSV, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of September 30, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Equity contracts:
Variation margin / Net assets consist of - net unrealized appreciation[a]	$5,425,546	$2,499,330	$2,843,690

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Assets
	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Equity contracts:
Variation margin / Net assets consist of - net unrealized appreciation[a]	$542,606	$83,604	$142,790

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Equity contracts:
Futures contracts	$20,482,320	$2,949,424	$1,730,457

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Equity contracts:
Futures contracts	$5,594,834	$2,115,773	$2,492,508

	Net Realized Gain (Loss)
	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Equity contracts:
Futures contracts	$1,168,501	$316,200	$363,941

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Equity contracts:
Futures contracts	$534,631	$85,965	$131,577

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2017:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Average value of contracts purchased	$230,616,255	$67,828,580	$58,239,193

	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Average value of contracts purchased	$25,361,458	$3,252,932	$5,317,645

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring[a]	Expiring 2018	Expiring 2019	Total
Core S&P 500	$—	$559,115,228	$79,675,890	$638,791,118
Core S&P Mid-Cap	271,186,950	73,714,203	—	344,901,153
Core S&P Small-Cap	163,209,113	70,392,345	—	233,601,458
Core S&P Total U.S. Stock Market	27,446,680	4,869,583	2,298,724	34,614,987
Core S&P U.S. Growth	48,417,880	55,612,220	15,920,828	119,950,928
Core S&P U.S. Value	—	30,060,520	12,829,303	42,889,823

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	71

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

I. iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

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low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates.    The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board

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pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core S&P Total U.S. Stock Market ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed

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BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components,

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including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative

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complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	81

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500	$2.377372	$—	$0.023529	$2.400901	99%	—%	1%	100%
Core S&P Mid-Cap	1.168033	—	0.067902	1.235935	95	—	5	100
Core S&P Small-Cap	0.417492	—	0.014813	0.432305	97	—	3	100
Core S&P Total U.S. Stock Market	0.498015	—	0.009284	0.507299	98	—	2	100
Core S&P U.S. Growth	0.363191	—	0.005083	0.368274	99	—	1	100
Core S&P U.S. Value	0.570562	—	0.010695	0.581257	98	—	2	100

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-302-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Global 100 ETF | IOO | NYSE Arca
➢	iShares Global Clean Energy ETF | ICLN | NASDAQ
➢	iShares Global Infrastructure ETF | IGF | NASDAQ
➢	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Fund Performance Overview

iSHARES® GLOBAL 100 ETF

Performance as of September 30, 2017

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 9.42%, net of fees, while the total return for the Index was 9.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.65%	20.82%	20.50%	20.65%	20.82%	20.50%
5 Years	10.24%	10.27%	10.12%	62.83%	63.05%	61.91%
10 Years	3.62%	3.61%	3.44%	42.71%	42.63%	40.19%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,094.20	$2.10	$1,000.00	$1,023.10	$2.03	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	23.03%
Financials	16.32
Health Care	13.22
Consumer Staples	13.07
Consumer Discretionary	10.30
Energy	9.63
Industrials	7.17
Materials	3.88
Telecommunication Services	1.91
Utilities	0.96
Real Estate	0.51

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	60.75%
United Kingdom	10.51
Germany	6.24
Switzerland	5.82
France	5.70
Japan	4.48
Spain	2.12
South Korea	1.97
Netherlands	1.85
Australia	0.56

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GLOBAL CLEAN ENERGY ETF

Performance as of September 30, 2017

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 6.48%, net of fees, while the total return for the Index was 6.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.02%	1.58%	1.26%	2.02%	1.58%	1.26%
5 Years	8.52%	8.65%	7.31%	50.54%	51.40%	42.32%
Since Inception	(15.13)%	(15.08)%	(16.25)%	(78.14)%	(78.03)%	(80.68)%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,064.80	$2.43	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Renewable Electricity	30.52%
Electric Utilities	16.23
Semiconductor Equipment	13.52
Semiconductors	12.85
Heavy Electrical Equipment	10.43
Environmental & Facilities Services	8.86
Independent Power Producers & Energy Traders	5.30
Oil & Gas Refining & Marketing	1.24
Electrical Components & Equipment	1.05

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	31.68%
China	23.55
Brazil	6.58
Japan	6.36
Denmark	5.26
Portugal	5.10
Canada	4.95
New Zealand	4.95
Chile	4.62
Germany	3.13

TOTAL	96.18%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL INFRASTRUCTURE ETF

Performance as of September 30, 2017

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 8.83%, net of fees, while the total return for the Index was 8.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.31%	12.27%	12.16%	12.31%	12.27%	12.16%
5 Years	8.55%	8.64%	8.44%	50.71%	51.35%	49.93%
Since Inception	2.40%	2.42%	2.21%	26.20%	26.42%	23.90%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,088.30	$2.46	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Electric Utilities	25.83%
Oil & Gas Storage & Transportation	19.83
Highways & Railtracks	18.49
Airport Services	18.02
Multi-Utilities	12.80
Marine Ports & Services	3.57
Gas Utilities	1.08
Water Utilities	0.38

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	35.53%
Canada	11.47
Spain	11.00
Italy	8.51
Australia	8.28
France	4.71
China	4.51
United Kingdom	4.18
Mexico	2.86
Germany	2.48

TOTAL	93.53%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL TIMBER & FORESTRY ETF

Performance as of September 30, 2017

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 17.39%, net of fees, while the total return for the Index was 17.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	35.51%	35.66%	35.65%	35.51%	35.66%	35.65%
5 Years	12.32%	12.35%	12.15%	78.75%	78.97%	77.38%
Since Inception	5.53%	5.56%	5.03%	64.77%	65.11%	57.64%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,173.90	$2.56	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Paper Products	35.69%
Specialized REITs	23.29
Forest Products	21.90
Paper Packaging	15.72
Homebuilding	3.40

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/17

Country	Percentage of Total Investments*

United States	36.22%
Canada	16.38
Brazil	11.34
Japan	10.10
Finland	8.24
Sweden	5.61
South Africa	4.20
United Kingdom	3.98
Ireland	3.93

TOTAL	100.00%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.62%

AUSTRALIA — 0.56%
BHP Billiton Ltd.	479,731	$9,704,128

		9,704,128
FRANCE — 5.68%
AXA SA	292,338	8,843,950
Carrefour SA	88,744	1,793,489
Cie. de Saint-Gobain	83,509	4,977,679
Engie SA	245,660	4,173,322
L’Oreal SA	37,363	7,946,276
LVMH Moet Hennessy Louis Vuitton SE	40,600	11,204,969
Orange SA	323,961	5,308,193
Sanofi	172,678	17,149,787
Schneider Electric SE	84,189	7,328,260
Societe Generale SA	113,834	6,666,147
TOTAL SAa	374,771	20,134,591
Vivendi SA	114,248	2,893,069

		98,419,732
GERMANY — 6.22%
Allianz SE Registered	67,461	15,148,959
BASF SE	138,775	14,771,937
Bayer AG Registered	124,369	16,952,439
Daimler AG Registered	149,288	11,907,658
Deutsche Bank AG Registered	314,517	5,439,753
Deutsche Telekom AG Registered	485,555	9,060,950
E.ON SE	334,612	3,788,056
Linde AG	28,096	5,860,800
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	23,562	5,038,966
RWE AGb	75,382	1,712,820
Siemens AG Registered	128,327	18,083,606

		107,765,944
JAPAN — 4.46%
Bridgestone Corp.	103,400	4,690,271
Canon Inc.	166,150	5,675,359
Honda Motor Co. Ltd.	271,800	8,045,464
Mitsubishi UFJ Financial Group Inc.	2,111,900	13,709,104
Nissan Motor Co. Ltd.	365,600	3,619,786
Panasonic Corp.	367,200	5,318,879
Seven & i Holdings Co. Ltd.	121,220	4,679,082
Sony Corp.	189,800	7,058,169

Security	Shares	Value
Toyota Motor Corp.	412,300	$24,577,204

		77,373,318
NETHERLANDS — 1.84%
ING Groep NV	580,182	10,699,897
Koninklijke Philips NV	141,322	5,835,782
Unilever NV CVA	258,815	15,310,786

		31,846,465
SOUTH KOREA — 1.96%
Samsung Electronics Co. Ltd. GDR	30,046	34,012,072

		34,012,072
SPAIN — 2.11%
Banco Bilbao Vizcaya Argentaria SA	1,003,465	8,969,582
Banco Santander SA	2,413,875	16,856,697
Repsol SA	186,638	3,439,829
Telefonica SA	665,634	7,233,296

		36,499,404
SWITZERLAND — 5.80%
ABB Ltd. Registered	290,780	7,194,371
Credit Suisse Group AG Registered	363,704	5,762,280
Nestle SA Registered	469,306	39,335,176
Novartis AG Registered	396,544	33,974,264
Swiss Re AG	48,236	4,371,948
UBS Group AG	576,072	9,853,237

		100,491,276
UNITED KINGDOM — 10.47%
Anglo American PLC	213,657	3,839,715
AstraZeneca PLC	190,378	12,656,091
Aviva PLC	615,027	4,245,401
Barclays PLC	2,398,259	6,221,275
BP PLC	2,972,851	19,037,229
Diageo PLC	377,120	12,411,272
GlaxoSmithKline PLC	735,370	14,685,675
HSBC Holdings PLC	3,077,905	30,438,328
National Grid PLC	548,974	6,809,964
Prudential PLC	393,102	9,422,094
Rio Tinto PLC	181,840	8,472,925
Royal Dutch Shell PLC Class A ADR	674,405	20,344,772
Royal Dutch Shell PLC Class B	563,582	17,349,395
Standard Chartered PLC[b]	417,999	4,158,954
Vodafone Group PLC	4,029,616	11,288,424

		181,381,514

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

September 30, 2017

Security	Shares	Value
UNITED STATES — 60.52%
3M Co.	89,871	$18,863,923
Alphabet Inc. Class Ab	44,916	43,735,608
Alphabet Inc. Class Cb	45,359	43,504,271
Amazon.com Inc.[b]	60,002	57,682,923
American Tower Corp.	64,863	8,865,475
Aon PLC	38,191	5,579,705
Apple Inc.	778,309	119,952,983
Bristol-Myers Squibb Co.	246,756	15,728,227
Caterpillar Inc.	89,559	11,168,903
Chevron Corp.	285,912	33,594,660
Citigroup Inc.	411,338	29,920,726
Coca-Cola Co. (The)	577,981	26,014,925
Colgate-Palmolive Co.	132,451	9,649,055
DowDuPont Inc.	352,545	24,406,690
Emerson Electric Co.	96,986	6,094,600
Exxon Mobil Corp.	638,876	52,375,055
Ford Motor Co.	594,571	7,117,015
General Electric Co.	1,303,868	31,527,528
Goldman Sachs Group Inc. (The)	54,104	12,832,928
HP Inc.	251,242	5,014,790
Intel Corp.	709,798	27,029,108
International Business Machines Corp.	130,856	18,984,588
Johnson & Johnson	404,924	52,644,169
Johnson Controls International PLC	139,682	5,627,788
JPMorgan Chase & Co.	530,994	50,715,237
Kimberly-Clark Corp.	53,049	6,242,806
Marsh & McLennan Companies Inc.	76,913	6,446,079
McDonald’s Corp.	122,334	19,167,291
Merck & Co. Inc.	412,766	26,429,407
Microsoft Corp.	1,159,219	86,350,223
Morgan Stanley	214,148	10,315,509
NIKE Inc. Class B	197,722	10,251,886
PepsiCo Inc.	215,450	24,007,594
Pfizer Inc.	900,395	32,144,102
Philip Morris International Inc.	234,294	26,008,977
Procter & Gamble Co. (The)	384,576	34,988,724
Texas Instruments Inc.	148,849	13,342,824
Twenty-First Century Fox Inc. Class A	159,977	4,220,193
United Technologies Corp.	111,820	12,980,066

Security	Shares	Value
Wal-Mart Stores Inc.	220,243	$17,209,788

		1,048,736,349

TOTAL COMMON STOCKS
(Cost: $1,383,907,614)		1,726,230,202

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	295,916	296,005
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	1,412,414	1,412,414

		1,708,419

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,708,419)		1,708,419

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $1,385,616,033)[f]		1,727,938,621
Other Assets, Less Liabilities — 0.28%		4,836,182

NET ASSETS — 100.00%		$1,732,774,803

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,433,549,909. Net unrealized appreciation was $294,388,712, of which $445,919,894 represented gross unrealized appreciation on investments and $151,531,182 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	2,353,553	—		(2,057,637)[b]	295,916	$296,005	$(601)	$5	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,153,092	259,322	[b]	—	1,412,414	1,412,414	—	—	6,991

						$1,708,419	$(601)	$5	$6,991

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,726,230,202	$—	$—	$1,726,230,202
Money market funds	1,708,419	—	—	1,708,419

Total	$1,727,938,621	$—	$—	$1,727,938,621

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 92.60%

CANADA — 4.91%
Boralex Inc. Class A	179,103	$3,077,538
Canadian Solar Inc.[a,b]	145,414	2,448,772

		5,526,310
CHILE — 4.58%
Enel Americas SA ADR	504,295	5,153,895

		5,153,895
CHINA — 23.35%
China Everbright International Ltd.	3,842,000	4,820,515
China Longyuan Power Group Corp. Ltd. Class H	6,786,000	5,056,464
GCL-Poly Energy Holdings Ltd.[a,b]	40,866,000	5,598,297
Huaneng Renewables Corp. Ltd. Class H	12,988,000	4,290,146
JinkoSolar Holding Co. Ltd.[a,b]	71,054	1,772,797
Xinyi Solar Holdings Ltd.[a]	13,354,000	4,752,982

		26,291,201
DENMARK — 5.21%
Vestas Wind Systems A/S	65,364	5,866,852

		5,866,852
GERMANY — 3.10%
Nordex SEa,b	206,759	2,360,708
SMA Solar Technology AGa	28,898	1,133,023

		3,493,731
JAPAN — 6.30%
Electric Power Development Co. Ltd.	235,600	5,914,855
eRex Co. Ltd.[a]	127,000	1,181,264

		7,096,119
NEW ZEALAND — 4.91%
Meridian Energy Ltd.	2,686,877	5,525,968

		5,525,968
NORWAY — 0.76%
REC Silicon ASA[a,b]	6,695,840	853,771

		853,771
PORTUGAL — 5.05%
EDP Renovaveis SA	668,329	5,688,707

		5,688,707
SPAIN — 3.03%
Siemens Gamesa Renewable Energy SA	261,352	3,412,576

		3,412,576

Security	Shares	Value
UNITED STATES — 31.40%
Covanta Holding Corp.	341,494	$5,071,186
First Solar Inc.[a,b]	189,854	8,710,501
IDACORP Inc.	63,902	5,618,903
Pattern Energy Group Inc.	221,445	5,336,824
Renewable Energy Group Inc.[a,b]	114,299	1,388,733
SolarEdge Technologies Inc.[b]	96,224	2,747,195
SunPower Corp.[a,b]	193,985	1,414,151
Sunrun Inc.[a,b]	210,956	1,170,806
TerraForm Global Inc. Class Ab	146,947	697,998
TerraForm Power Inc.[b]	242,517	3,206,075

		35,362,372

TOTAL COMMON STOCKS
(Cost: $102,867,253)		104,271,502

PREFERRED STOCKS — 6.52%

BRAZIL — 6.52%
Cia. Energetica de Minas Gerais ADR, Preference Shares	1,752,550	4,346,324
Cia. Paranaense de Energia Class B ADR, Preference Shares	338,487	2,998,995

		7,345,319

TOTAL PREFERRED STOCKS
(Cost: $8,522,376)		7,345,319

SHORT-TERM INVESTMENTS — 15.16%

MONEY MARKET FUNDS — 15.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	17,018,202	17,023,307
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	43,645	43,645

		17,066,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,062,230)		17,066,952

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 114.28%
(Cost: $128,451,859)[f]	$128,683,773
Other Assets, Less Liabilities — (14.28)%	(16,078,346)

NET ASSETS — 100.00%	$112,605,427

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $133,212,815. Net unrealized depreciation was $4,529,042, of which $10,600,206 represented gross unrealized appreciation on investments and $15,129,248 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	26,261,566	—	(9,243,364)[b]	17,018,202	$17,023,307	$1,276	$(3,273)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	44,512	—	(867)[b]	43,645	43,645	—	—	406

					$17,066,952	$1,276	$(3,273)	$406

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$104,271,502	$—	$—	$104,271,502
Preferred stocks	7,345,319	—	—	7,345,319
Money market funds	17,066,952	—	—	17,066,952

Total	$128,683,773	$—	$—	$128,683,773

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.70%

AUSTRALIA — 8.26%
Macquarie Atlas Roads Group	3,042,998	$12,965,144
Qube Holdings Ltd.[a]	6,956,544	13,482,372
Sydney Airport	5,620,831	31,357,827
Transurban Group	8,992,145	83,821,529

		141,626,872
BRAZIL — 0.97%
CPFL Energia SA ADR	204,553	3,510,130
Ultrapar Participacoes SA ADR	551,387	13,134,038

		16,644,168
CANADA — 11.44%
AltaGas Ltd.	213,797	4,913,066
Enbridge Inc.	2,069,046	86,226,104
Fortis Inc./Canada	341,157	12,215,256
Inter Pipeline Ltd.	470,426	9,723,354
Pembina Pipeline Corp.	514,539	18,011,848
TransCanada Corp.	1,100,532	54,267,628
Veresen Inc.[b]	400,766	5,995,292
Westshore Terminals Investment Corp.	254,178	4,875,649

		196,228,197
CHILE — 0.28%
Enel Americas SA ADR	469,878	4,802,153

		4,802,153
CHINA — 4.49%
Beijing Capital International Airport Co. Ltd. Class H	7,256,000	10,813,351
Beijing Enterprises Water Group Ltd.	3,884,000	3,127,807
China Gas Holdings Ltd.	1,836,000	5,500,454
China Merchants Port Holdings Co. Ltd.	5,888,000	18,167,488
COSCO SHIPPING Ports Ltd.	8,548,000	9,510,303
Guangdong Investment Ltd.	2,394,000	3,414,439
Hopewell Highway Infrastructure Ltd.	5,187,500	3,207,859
Jiangsu Expressway Co. Ltd. Class H	6,324,000	9,683,516
Kunlun Energy Co. Ltd.[a]	4,700,000	4,591,266
Zhejiang Expressway Co. Ltd. Class H	7,294,000	9,067,656

		77,084,139

Security	Shares	Value
FRANCE — 4.69%
Aeroports de Paris	169,000	$27,331,504
Engie SA	1,348,033	22,900,661
Groupe Eurotunnel SE Registered	2,513,317	30,306,667

		80,538,832
GERMANY — 2.47%
E.ON SE	1,854,510	20,994,428
Fraport AG Frankfurt Airport Services Worldwide	190,148	18,059,857
Hamburger Hafen und Logistik AG	108,088	3,405,379

		42,459,664
HONG KONG — 1.75%
CLP Holdings Ltd.	1,667,000	17,084,685
Hong Kong & China Gas Co. Ltd.[a]	6,880,300	12,931,338

		30,016,023
ITALY — 8.48%
ASTM SpA	176,532	4,580,878
Atlantia SpA	2,414,645	76,246,148
Enav SpA[c]	1,451,830	6,652,583
Enel SpA	6,429,272	38,725,472
Snam SpA	2,809,643	13,538,671
Societa Iniziative Autostradali e Servizi SpA	359,915	5,748,387

		145,492,139
MEXICO — 2.85%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	211,374	9,382,892
Grupo Aeroportuario del Pacifico SAB de CV ADR	193,226	19,811,462
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	102,984	19,651,407

		48,845,761
NEW ZEALAND — 1.30%
Auckland International Airport Ltd.	4,777,444	22,241,279

		22,241,279
SINGAPORE — 0.86%
Hutchison Port Holdings Trust[a]	26,997,200	11,608,796
SIA Engineering Co. Ltd.	1,213,600	3,119,013

		14,727,809

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2017

Security	Shares	Value
SPAIN — 10.97%
Abertis Infraestructuras SA	3,990,081	$80,661,920
Aena SME SAc	391,632	70,721,281
Iberdrola SA	4,733,850	36,779,242

		188,162,443
SWITZERLAND — 1.30%
Flughafen Zurich AG	98,247	22,236,558

		22,236,558
UNITED KINGDOM — 4.17%
BBA Aviation PLC	4,582,193	18,344,731
National Grid PLC	3,012,459	37,369,234
SSE PLC	840,528	15,753,888

		71,467,853
UNITED STATES — 35.42%
American Electric Power Co. Inc.	408,969	28,725,983
Cheniere Energy Inc.[a,d]	256,782	11,565,461
Consolidated Edison Inc.	257,720	20,792,850
Dominion Energy Inc.	535,681	41,209,939
DTE Energy Co.	148,186	15,909,249
Duke Energy Corp.	582,653	48,896,240
Edison International	270,420	20,868,311
Eversource Energy	263,666	15,935,973
Exelon Corp.	799,214	30,106,391
Kinder Morgan Inc./DE	2,420,411	46,423,483
Macquarie Infrastructure Corp.	393,528	28,404,851
NextEra Energy Inc.	387,948	56,853,779
ONEOK Inc.	480,288	26,612,758
PG&E Corp.	425,287	28,957,792
PPL Corp.	570,304	21,643,037
Public Service Enterprise Group Inc.	422,111	19,522,634
Sempra Energy	207,428	23,673,758
Southern Co. (The)	836,839	41,122,268
Targa Resources Corp.	272,966	12,911,292
WEC Energy Group Inc.	262,044	16,451,122
Williams Companies Inc. (The)	1,041,079	31,242,781
Xcel Energy Inc.	419,534	19,852,349

		607,682,301

TOTAL COMMON STOCKS
(Cost: $1,559,013,881)		1,710,256,191

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.86%

MONEY MARKET FUNDS — 1.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	30,903,949	$30,913,219
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[e,f]	1,048,760	1,048,760

		31,961,979

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,959,312)		31,961,979

TOTAL INVESTMENTS IN SECURITIES — 101.56%
(Cost: $1,590,973,193)[h]		1,742,218,170
Other Assets, Less Liabilities — (1.56)%		(26,760,940)

NET ASSETS — 100.00%		$1,715,457,230

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Non-income earning security.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,631,476,835. Net unrealized appreciation was $110,741,335, of which $202,923,995 represented gross unrealized appreciation on investments and $92,182,660 represented gross unrealized depreciation on investments.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	14,256,369	16,647,580	[b]	—	30,903,949	$30,913,219	$(2,153)	$(1,556)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	2,140,395	—		(1,091,635)[b]	1,048,760	1,048,760	—	—	5,409

						$31,961,979	$(2,153)	$(1,556)	$5,409

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,704,260,899	$—	$5,995,292	$1,710,256,191
Money market funds	31,961,979	—	—	31,961,979

Total	$1,736,222,878	$—	$5,995,292	$1,742,218,170

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 94.43%

BRAZIL — 7.71%
Fibria Celulose SA ADR	920,824	$12,467,957
Klabin SA Units	2,045,040	11,863,644

		24,331,601
CANADA — 16.02%
Canfor Corp.[a]	560,900	10,512,530
Interfor Corp.[a]	527,088	8,336,306
West Fraser Timber Co. Ltd.	432,525	24,900,492
Western Forest Products Inc.	3,200,000	6,831,647

		50,580,975
FINLAND — 8.06%
Stora Enso OYJ Class R	905,656	12,794,458
UPM-Kymmene OYJ	466,337	12,641,385

		25,435,843
IRELAND — 3.84%
Smurfit Kappa Group PLC	387,258	12,132,129

		12,132,129
JAPAN — 9.89%
Nippon Paper Industries Co. Ltd.	426,600	7,928,283
Oji Holdings Corp.	2,370,000	12,780,083
Sumitomo Forestry Co. Ltd.	671,500	10,499,178

		31,207,544
SOUTH AFRICA — 4.11%
Sappi Ltd.	1,901,763	12,966,214

		12,966,214
SWEDEN — 5.48%
Holmen AB Class B	172,038	8,036,667
Svenska Cellulosa AB SCA Class B	1,097,379	9,276,636

		17,313,303
UNITED KINGDOM — 3.89%
Mondi PLC	457,015	12,293,739

		12,293,739
UNITED STATES — 35.43%
CatchMark Timber Trust Inc. Class A	315,447	3,977,787
Deltic Timber Corp.[b]	88,006	7,782,371
International Paper Co.	217,092	12,335,167
KapStone Paper and Packaging Corp.	353,367	7,593,857
Potlatch Corp.	329,588	16,808,988
Rayonier Inc.	882,597	25,498,227
WestRock Co.	215,512	12,225,996

Security	Shares	Value
Weyerhaeuser Co.	753,619	$25,645,654

		111,868,047

TOTAL COMMON STOCKS
(Cost: $235,812,829)		298,129,395

PREFERRED STOCKS — 3.39%

BRAZIL — 3.39%
Suzano Papel e Celulose SA Class A, Preference Shares	1,848,600	10,700,683

		10,700,683

TOTAL PREFERRED STOCKS
(Cost: $8,318,551)		10,700,683

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	12,248	12,251
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	621,010	621,010

		633,261

TOTAL SHORT-TERM INVESTMENTS
(Cost: $633,261)		633,261

TOTAL INVESTMENTS IN SECURITIES — 98.02%
(Cost: $244,764,641)[f]		309,463,339
Other Assets, Less Liabilities — 1.98%		6,253,930

NET ASSETS — 100.00%		$315,717,269

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $248,408,537. Net unrealized appreciation was $61,054,802, of which $66,146,167 represented gross unrealized appreciation on investments and $5,091,365 represented gross unrealized depreciation on investments.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	12,248	[b]	—	12,248	$12,251	$—	$—	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	386,197	234,813	[b]	—	621,010	621,010	—	—	1,200

						$633,261	$—	$—	$1,200

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$298,129,395	$—	$—	$298,129,395
Preferred stocks	10,700,683	—	—	10,700,683
Money market funds	633,261	—	—	633,261

Total	$309,463,339	$—	$—	$309,463,339

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,383,907,614	$111,389,629	$1,559,013,881
Affiliated (Note 2)	1,708,419	17,062,230	31,959,312

Total cost of investments in securities	$1,385,616,033	$128,451,859	$1,590,973,193

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,726,230,202	$111,616,821	$1,710,256,191
Affiliated (Note 2)	1,708,419	17,066,952	31,961,979
Foreign currency, at value[b]	834,869	168,410	2,425,630
Receivables:
Investment securities sold	—	—	103,919,677
Due from custodian (Note 4)	255,815	—	—
Dividends and interest	2,665,191	768,962	3,090,706
Capital shares sold	71,175	—	321,493
Tax reclaims	2,030,681	41,654	272,705
Foreign withholding tax claims (Note 7)	87,440	—	—

Total Assets	1,733,883,792	129,662,799	1,852,248,381

LIABILITIES
Payables:
Investment securities purchased	255,815	—	105,209,867
Collateral for securities on loan (Note 1)	296,005	17,014,493	30,911,594
Professional fees (Note 7)	874	—	—
Investment advisory fees (Note 2)	556,295	42,879	669,690

Total Liabilities	1,108,989	17,057,372	136,791,151

NET ASSETS	$1,732,774,803	$112,605,427	$1,715,457,230

Net assets consist of:
Paid-in capital	$1,540,004,242	$178,509,607	$1,647,388,811
Undistributed net investment income	8,733,241	1,005,551	13,513,131
Accumulated net realized loss	(158,340,732)	(67,143,708)	(96,679,483)
Net unrealized appreciation	342,378,052	233,977	151,234,771

NET ASSETS	$1,732,774,803	$112,605,427	$1,715,457,230

Shares outstanding[c]	19,650,000	12,600,000	38,000,000

Net asset value per share	$88.18	$8.94	$45.14

[a]	Securities on loan with values of $270,104, $16,030,997 and $27,690,985, respectively. See Note 1.
[b]	Cost of foreign currency: $840,085, $169,062 and $2,434,276, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

iShares Global Timber & Forestry ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$244,131,380
Affiliated (Note 2)	633,261

Total cost of investments in securities	$244,764,641

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$308,830,078
Affiliated (Note 2)	633,261
Foreign currency, at value[b]	210,986
Receivables:
Investment securities sold	44,816,735
Dividends and interest	557,681
Capital shares sold	296,395
Foreign withholding tax claims (Note 7)	776,408

Total Assets	356,121,544

LIABILITIES
Payables:
Investment securities purchased	40,117,340
Collateral for securities on loan (Note 1)	12,251
IRS compliance fee for foreign withholding tax claims (Note 7)	102,397
Professional fees (Note 7)	57,764
Investment advisory fees (Note 2)	114,523

Total Liabilities	40,404,275

NET ASSETS	$315,717,269

Net assets consist of:
Paid-in capital	$275,018,601
Distributions in excess of net investment income	(227,556)
Accumulated net realized loss	(23,814,861)
Net unrealized appreciation	64,741,085

NET ASSETS	$315,717,269

Shares outstanding[c]	4,740,000

Net asset value per share	$66.61

[a]	Securities on loan with a value of $11,938. See Note 1.
[b]	Cost of foreign currency: $211,674.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$25,531,894	$2,231,139	$37,376,603
Dividends — affiliated (Note 2)	6,991	406	5,409
Securities lending income — affiliated — net (Note 2)	18,913	329,910	74,858

Total investment income	25,557,798	2,561,455	37,456,870

EXPENSES
Investment advisory fees (Note 2)	3,251,667	217,035	3,943,479
Proxy fees	33,876	1,765	34,011

Total expenses	3,285,543	218,800	3,977,490

Net investment income	22,272,255	2,342,655	33,479,380

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,767,122)	(6,261,597)	(2,351,392)
Investments — affiliated (Note 2)	(601)	1,276	(2,153)
In-kind redemptions — unaffiliated	15,825,960	—	21,237,142
Foreign currency transactions	154,148	(17)	213,176

Net realized gain (loss)	212,385	(6,260,338)	19,096,773

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	122,846,556	9,388,656	85,218,777
Investments — affiliated (Note 2)	5	(3,273)	(1,556)
Translation of assets and liabilities in foreign currencies	190,989	6,924	(1,253)

Net change in unrealized appreciation/depreciation	123,037,550	9,392,307	85,215,968

Net realized and unrealized gain	123,249,935	3,131,969	104,312,741

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$145,522,190	$5,474,624	$137,792,121

[a]	Net of foreign withholding tax of $1,192,189, $167,123 and $2,382,305, respectively.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

iShares Global Timber & Forestry ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,665,459
Dividends — affiliated (Note 2)	1,200
Securities lending income — affiliated — net (Note 2)	309

Total investment income	2,666,968

EXPENSES
Investment advisory fees (Note 2)	624,054
Proxy fees	5,395

Total expenses	629,449

Net investment income	2,037,519

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	15,976,565
In-kind redemptions — unaffiliated	1,159,425
Foreign currency transactions	5,357

Net realized gain	17,141,347

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	23,624,405
Translation of assets and liabilities in foreign currencies	78,586

Net change in unrealized appreciation/depreciation	23,702,991

Net realized and unrealized gain	40,844,338

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,881,857

[a]	Net of foreign withholding tax of $46,530.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,272,255	$44,320,603	$2,342,655	$2,241,233
Net realized gain (loss)	212,385	52,249,152	(6,260,338)	(9,073,496)
Net change in unrealized appreciation/depreciation	123,037,550	148,354,753	9,392,307	2,863,190

Net increase (decrease) in net assets resulting from operations	145,522,190	244,924,508	5,474,624	(3,969,073)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,005,873)	(45,164,569)	(1,457,039)	(2,754,204)

Total distributions to shareholders	(24,005,873)	(45,164,569)	(1,457,039)	(2,754,204)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	73,164,951	29	28,353,103	7,874,045
Cost of shares redeemed	(52,856,595)	(238,975,583)	—	(4,334,432)

Net increase (decrease) in net assets from capital share transactions	20,308,356	(238,975,554)	28,353,103	3,539,613

INCREASE (DECREASE) IN NET ASSETS	141,824,673	(39,215,615)	32,370,688	(3,183,664)

NET ASSETS
Beginning of period	1,590,950,130	1,630,165,745	80,234,739	83,418,403

End of period	$1,732,774,803	$1,590,950,130	$112,605,427	$80,234,739

Undistributed net investment income included in net assets at end of period	$8,733,241	$10,466,859	$1,005,551	$119,935

SHARES ISSUED AND REDEEMED
Shares sold	850,000	—	3,200,000	900,000
Shares redeemed	(650,000)	(3,150,000)	—	(500,000)

Net increase (decrease) in shares outstanding	200,000	(3,150,000)	3,200,000	400,000

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$33,479,380	$36,233,295	$2,037,519	$4,132,035
Net realized gain	19,096,773	10,464,908	17,141,347	2,723,265
Net change in unrealized appreciation/depreciation	85,215,968	81,921,845	23,702,991	36,550,569

Net increase in net assets resulting from operations	137,792,121	128,620,048	42,881,857	43,405,869

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,814,903)	(33,952,795)	(2,940,073)	(3,449,963)

Total distributions to shareholders	(27,814,903)	(33,952,795)	(2,940,073)	(3,449,963)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	149,536,026	760,076,434	45,230,993	22,163,438
Cost of shares redeemed	(104,536,917)	(226,684,612)	(3,616,296)	(8,697,381)

Net increase in net assets from capital share transactions	44,999,109	533,391,822	41,614,697	13,466,057

INCREASE IN NET ASSETS	154,976,327	628,059,075	81,556,481	53,421,963

NET ASSETS
Beginning of period	1,560,480,903	932,421,828	234,160,788	180,738,825

End of period	$1,715,457,230	$1,560,480,903	$315,717,269	$234,160,788

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$13,513,131	$7,848,654	$(227,556)	$674,998

SHARES ISSUED AND REDEEMED
Shares sold	3,400,000	19,000,000	720,000	420,000
Shares redeemed	(2,400,000)	(5,800,000)	(60,000)	(180,000)

Net increase in shares outstanding	1,000,000	13,200,000	660,000	240,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$81.80	$72.13	$76.86	$77.66	$67.67	$63.57

Income from investment operations:
Net investment income[a]	1.17	2.09	2.05	2.10	2.72 [b]	1.84
Net realized and unrealized gain (loss)[c]	6.48	9.69	(4.68)	(0.22)	9.10	4.05

Total from investment operations	7.65	11.78	(2.63)	1.88	11.82	5.89

Less distributions from:
Net investment income	(1.27)	(2.11)	(2.10)	(2.68)	(1.83)	(1.79)

Total distributions	(1.27)	(2.11)	(2.10)	(2.68)	(1.83)	(1.79)

Net asset value, end of period	$88.18	$81.80	$72.13	$76.86	$77.66	$67.67

Total return	9.42%[d]	16.66%[e]	(3.52)%	2.39%	17.77%	9.64%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,732,775	$1,590,950	$1,630,166	$1,779,345	$1,611,435	$1,177,528
Ratio of expenses to average net assets[f]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)[f]	n/a	0.40%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	2.74%	2.78%	2.78%	2.70%	3.74%[b]	2.95%
Portfolio turnover rate[g]	7%[d]	5%	5%	12%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.76 per share and 1.05% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 7), which resulted in the following increases:

•   Total return by 0.01%

[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$8.54	$9.27	$11.86	$11.16	$7.42	$9.10

Income from investment operations:
Net investment income[a]	0.22	0.25	0.23	0.37	0.14	0.26
Net realized and unrealized gain (loss)[b]	0.32	(0.67)	(2.59)	0.60	3.82	(1.66)

Total from investment operations	0.54	(0.42)	(2.36)	0.97	3.96	(1.40)

Less distributions from:
Net investment income	(0.14)	(0.31)	(0.23)	(0.27)	(0.17)	(0.28)
Return of capital	—	—	—	—	(0.05)	—

Total distributions	(0.14)	(0.31)	(0.23)	(0.27)	(0.22)	(0.28)

Net asset value, end of period	$8.94	$8.54	$9.27	$11.86	$11.16	$7.42

Total return	6.48%[c]	(4.39)%	(20.17)%	9.13%	54.02%[d]	(15.79)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$112,605	$80,235	$83,418	$80,670	$55,800	$28,189
Ratio of expenses to average net assets[f]	0.47%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	2.55%[c]	2.86%	2.28%	3.45%	1.44%	3.61%
Portfolio turnover rate[g]	13%[c]	35%	39%	32%	27%	44%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated for financial reporting purposes using the beginning net asset value as of March 31, 2013. For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. The Fund’s total return calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013) was 54.85%.
[e]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2013, was -15.33%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$42.18	$39.18	$41.89	$41.48	$37.17	$35.44

Income from investment operations:
Net investment income[a]	0.89	1.29	1.26	1.30	1.46	1.37
Net realized and unrealized gain (loss)[b]	2.81	2.88	(2.80)	0.37	4.19	1.82

Total from investment operations	3.70	4.17	(1.54)	1.67	5.65	3.19

Less distributions from:
Net investment income	(0.74)	(1.17)	(1.17)	(1.26)	(1.34)	(1.46)

Total distributions	(0.74)	(1.17)	(1.17)	(1.26)	(1.34)	(1.46)

Net asset value, end of period	$45.14	$42.18	$39.18	$41.89	$41.48	$37.17

Total return	8.83%[c]	10.85%	(3.55)%	3.99%	15.91%	9.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,715,457	$1,560,481	$932,422	$1,227,295	$792,185	$412,533
Ratio of expenses to average net assets[d]	0.47%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	4.00%	3.22%	3.21%	3.05%	3.84%	3.91%
Portfolio turnover rate[e]	7%[c]	23%	17%	14%	16%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$57.39	$47.07	$54.68	$51.70	$49.74	$41.22

Income from investment operations:
Net investment income[a]	0.47	1.06 [b]	0.66	0.55	0.79	0.57
Net realized and unrealized gain (loss)[c]	9.44	10.14	(7.30)	3.34	1.99	8.53

Total from investment operations	9.91	11.20	(6.64)	3.89	2.78	9.10

Less distributions from:
Net investment income	(0.69)	(0.88)	(0.97)	(0.91)	(0.82)	(0.58)

Total distributions	(0.69)	(0.88)	(0.97)	(0.91)	(0.82)	(0.58)

Net asset value, end of period	$66.61	$57.39	$47.07	$54.68	$51.70	$49.74

Total return	17.39%[d]	24.18%[b]	(12.25)%	7.60%	5.63%[e]	22.75%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$315,717	$234,161	$180,739	$291,992	$327,283	$295,426
Ratio of expenses to average net assets[f]	0.47%	0.51%	0.47%	0.47%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)[f]	n/a	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	1.54%	2.09%[b]	1.33%	1.06%	1.58%	1.35%
Portfolio turnover rate[g]	18%[d]	17%	22%	12%	29%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated IRS compliance fees and professional fees (See Note 7), which resulted in the following increases:

• Net investment income per share by $0.14

• Total return by 0.30%

• Ratio of net investment income to average net assets by 0.27%

[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 5.78% and 22.57%, respectively.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2017, and the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 16%, 17%, 22%, 11%, 28% and 15%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

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In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and

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iSHARES® TRUST

a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Global 100
Natixis Securities Americas LLC	$270,104	$270,104	$—

Global Clean Energy
Barclays Capital Inc.	$643,684	$643,684	$—
BNP Paribas New York Branch	14,135	14,135	—
BNP Paribas Prime Brokerage Inc.	283,581	283,581	—
Citigroup Global Markets Inc.	161,988	161,988	—
Credit Suisse Securities (USA) LLC	1,274,579	1,274,579	—
Deutsche Bank Securities Inc.	324,306	324,306	—
Goldman Sachs & Co.	1,891,537	1,891,537	—
Jefferies LLC	246,888	246,888	—
JPMorgan Securities LLC	4,177,702	4,177,702	—
Macquarie Bank Limited	413,824	413,824	—
Merrill Lynch, Pierce, Fenner & Smith	1,307,052	1,307,052	—
Morgan Stanley & Co. LLC	2,003,405	2,003,405	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	461,924	461,924	—
SG Americas Securities LLC	482,905	482,905	—
State Street Bank & Trust Company	402,964	402,964	—
UBS AG	1,286,556	1,286,556	—
UBS Securities LLC	653,967	653,967	—

	$16,030,997	$16,030,997	$—

Global Infrastructure
Morgan Stanley & Co. LLC	$23,717,827	$23,717,827	$—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,390,566	3,390,566	—
State Street Bank & Trust Company	582,592	582,592	—

	$27,690,985	$27,690,985	$—

Global Timber & Forestry
Merrill Lynch, Pierce, Fenner & Smith	$11,938	$11,938	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

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For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global 100	$5,233
Global Clean Energy	82,929
Global Infrastructure	21,776
Global Timber & Forestry	114

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global 100	$12,983,026	$31,686,443
Global Clean Energy	467,555	31,096
Global Infrastructure	1,711,192	2,357,181
Global Timber & Forestry	394,249	306,461

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Global 100	$113,562,836	$110,116,079
Global Clean Energy	13,350,076	11,629,930
Global Infrastructure	137,940,847	119,611,916
Global Timber & Forestry	46,369,781	47,771,494

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$71,686,554	$52,424,953
Global Clean Energy	27,169,624	—
Global Infrastructure	129,159,224	103,114,730
Global Timber & Forestry	41,655,239	3,345,203

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee

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and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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iSHARES® TRUST

As of March 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Global 100	$80,087,721	$24,526,269	$6,005,251	$110,619,241
Global Clean Energy	44,140,983	1,739,302	10,242,130	56,122,415
Global Infrastructure	54,462,942	18,904,786	2,316,252	75,683,980
Global Timber & Forestry	37,312,312	—	—	37,312,312

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global 100 ETF and iShares Global Timber & Forestry ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Global 100 ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The iShares Global Timber & Forestry ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns from prior calendar years. The Fund has accrued an estimated liability for this IRS compliance fee, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Global 100 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Clean Energy ETF and iShares Global Timber & Forestry ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Global Infrastructure ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Clean Energy	$0.134396	$—	$0.008451	$0.142847	94%	—%	6%	100%
Global Timber & Forestry	0.407124	—	0.283034	0.690158	59	—	41	100

SUPPLEMENTAL INFORMATION	51

Notes:

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-303-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
➢	iShares Global Consumer Staples ETF | KXI | NYSE Arca
➢	iShares Global Energy ETF | IXC | NYSE Arca
➢	iShares Global Financials ETF | IXG | NYSE Arca
➢	iShares Global Healthcare ETF | IXJ | NYSE Arca
➢	iShares Global Industrials ETF | EXI | NYSE Arca
➢	iShares Global Materials ETF | MXI | NYSE Arca
➢	iShares Global Tech ETF | IXN | NYSE Arca
➢	iShares Global Telecom ETF | IXP | NYSE Arca
➢	iShares Global Utilities ETF | JXI | NYSE Arca

Fund Performance Overview

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

Performance as of September 30, 2017

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 6.34%, net of fees, while the total return for the Index was 6.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.88%	15.57%	16.06%	15.88%	15.57%	16.06%
5 Years	13.59%	13.57%	13.40%	89.14%	88.96%	87.55%
10 Years	7.32%	7.31%	7.26%	102.67%	102.42%	101.58%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.40	$2.48	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Retailing	31.05%
Automobiles & Components	21.45
Media	18.27
Consumer Durables & Apparel	15.69
Consumer Services	13.54

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	60.50%
Japan	13.72
France	6.31
Germany	5.69
United Kingdom	4.79
Canada	1.74
Switzerland	1.58
Spain	1.02
Italy	0.98
Hong Kong	0.78

TOTAL	97.11%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GLOBAL CONSUMER STAPLES ETF

Performance as of September 30, 2017

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 3.74%, net of fees, while the total return for the Index was 3.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.82%	4.76%	4.63%	4.82%	4.76%	4.63%
5 Years	9.11%	9.10%	9.09%	54.66%	54.54%	54.50%
10 Years	7.87%	7.82%	7.83%	113.21%	112.26%	112.49%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.40	$2.45	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Beverages	23.25%
Food Products	20.49
Food & Staples Retailing	18.16
Tobacco	15.12
Household Products	13.82
Personal Products	9.16

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	51.26%
United Kingdom	13.21
Switzerland	7.93
Japan	6.45
Netherlands	4.53
France	4.23
Belgium	3.55
Australia	2.10
Canada	1.48
Brazil	1.12

TOTAL	95.86%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL ENERGY ETF

Performance as of September 30, 2017

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 4.06%, net of fees, while the total return for the Index was 3.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.71%	6.57%	6.54%	6.71%	6.57%	6.54%
5 Years	(0.07)%	(0.03)%	(0.17)%	(0.37)%	(0.17)%	(0.86)%
10 Years	(0.36)%	(0.35)%	(0.45)%	(3.53)%	(3.41)%	(4.36)%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.60	$2.46	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Integrated Oil & Gas	57.82%
Oil & Gas Exploration & Production	17.92
Oil & Gas Storage & Transportation	9.99
Oil & Gas Equipment & Services	8.05
Oil & Gas Refining & Marketing	5.82
Oil & Gas Drilling	0.24
Coal & Consumable Fuels	0.16

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	54.40%
United Kingdom	15.84
Canada	11.39
France	5.55
Italy	2.63
China	2.22
Brazil	1.92
Australia	1.91
Japan	1.17
Norway	1.10

TOTAL	98.13%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL FINANCIALS ETF

Performance as of September 30, 2017

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 11.07%, net of fees, while the total return for the Index was 11.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	33.41%	33.09%	33.60%	33.41%	33.09%	33.60%
5 Years	12.41%	12.45%	12.53%	79.47%	79.78%	80.42%
10 Years	(0.12)%	(0.10)%	(0.15)%	(1.17)%	(0.97)%	(1.48)%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,110.70	$2.49	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Banks	55.87%
Insurance	20.75
Capital Markets	14.59
Diversified Financial Services	6.52
Consumer Finance	2.27
Equity Real Estate Investment Trusts (REITs)	0.00

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	44.48%
United Kingdom	7.59
Canada	7.33
Australia	5.77
Japan	5.26
China	3.57
Switzerland	3.20
France	3.07
Spain	2.91
Germany	2.90

TOTAL	86.08%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL HEALTHCARE ETF

Performance as of September 30, 2017

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 10.20%, net of fees, while the total return for the Index was 10.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.30%	13.43%	13.36%	13.30%	13.43%	13.36%
5 Years	13.91%	13.95%	14.01%	91.77%	92.11%	92.63%
10 Years	8.76%	8.80%	8.77%	131.67%	132.51%	131.83%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,102.00	$2.53	$1,000.00	$1,022.70	$2.43	0.48%

a	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Pharmaceuticals	48.15%
Biotechnology	16.32
Health Care Equipment & Supplies	14.37
Health Care Providers & Services	14.22
Life Sciences Tools & Services	4.46
Industrial Conglomerates	1.99
Health Care Technology	0.49

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	68.20%
Switzerland	9.44
United Kingdom	5.33
Japan	4.73
Germany	4.10
France	3.02
Denmark	2.38
Australia	1.48
Netherlands	0.84
Belgium	0.20

TOTAL	99.72%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® GLOBAL INDUSTRIALS ETF

Performance as of September 30, 2017

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 11.40%, net of fees, while the total return for the Index was 11.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.30%	22.34%	22.20%	22.30%	22.34%	22.20%
5 Years	13.31%	13.41%	13.28%	86.77%	87.60%	86.57%
10 Years	5.00%	4.99%	4.85%	62.89%	62.68%	60.63%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.00	$2.49	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage ofTotal Investments*

Capital Goods	69.22%
Transportation	21.65
Commercial & Professional Services	9.13

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage ofTotal Investments*

United States	51.45%
Japan	15.29
France	6.43
United Kingdom	4.96
Germany	4.56
Sweden	3.37
Canada	2.75
Switzerland	2.72
Australia	1.46
Denmark	1.42

TOTAL	94.41%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL MATERIALS ETF

Performance as of September 30, 2017

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 11.63%, net of fees, while the total return for the Index was 11.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.49%	24.63%	24.67%	24.49%	24.63%	24.67%
5 Years	4.19%	4.31%	4.36%	22.80%	23.48%	23.79%
10 Years	0.09%	0.07%	0.20%	0.90%	0.70%	2.07%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.30	$2.55	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Chemicals	54.16%
Metals & Mining	31.51
Construction Materials	6.47
Containers & Packaging	5.57
Paper & Forest Products	2.29

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	32.98%
United Kingdom	10.56
Germany	9.35
Japan	9.12
Australia	7.47
Canada	6.38
Switzerland	3.52
France	3.10
Netherlands	2.78
Taiwan	2.07

TOTAL	87.33%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® GLOBAL TECH ETF

Performance as of September 30, 2017

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 15.14%, net of fees, while the total return for the Index was 15.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.99%	29.94%	30.21%	29.99%	29.94%	30.21%
5 Years	16.80%	16.88%	16.93%	117.36%	118.15%	118.55%
10 Years	8.89%	8.88%	9.03%	134.34%	134.20%	137.33%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,151.40	$2.53	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Internet Software & Services	19.99%
Software	19.71
Technology Hardware, Storage & Peripherals	18.59
Semiconductors & Semiconductor Equipment	17.52
IT Services	15.05
Electronic Equipment, Instruments & Components	5.03
Communications Equipment	4.11

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	76.78%
Japan	5.21
South Korea	4.38
China	3.64
Taiwan	3.37
Germany	2.27
Netherlands	1.18
France	0.91
Finland	0.54
Sweden	0.46

TOTAL	98.74%

*	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL TELECOM ETF

Performance as of September 30, 2017

The iShares Global Telecom ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the telecommunications sector, as represented by the S&P Global 1200 Telecommunications Services Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 3.37%, net of fees, while the total return for the Index was 3.28%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.69%	1.63%	1.48%	1.69%	1.63%	1.48%
5 Years	5.37%	5.38%	5.22%	29.91%	29.98%	28.99%
10 Years	2.52%	2.49%	2.30%	28.21%	27.83%	25.52%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.70	$2.40	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	73.62%
Wireless Telecommunication Services	26.38

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	37.77%
Japan	16.78
United Kingdom	8.53
Canada	6.59
Germany	4.87
China	4.49
Spain	3.89
France	2.83
Australia	2.63
Singapore	1.75

TOTAL	90.13%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® GLOBAL UTILITIES ETF

Performance as of September 30, 2017

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.37%, net of fees, while the total return for the Index was 7.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.30%	11.39%	10.97%	11.30%	11.39%	10.97%
5 Years	7.96%	7.95%	7.69%	46.65%	46.59%	44.87%
10 Years	1.57%	1.56%	1.29%	16.81%	16.75%	13.67%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.70	$2.44	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Electric Utilities	59.23%
Multi-Utilities	32.34
Gas Utilities	4.38
Water Utilities	2.52
Independent Power and Renewable Electricity Producers	1.53

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United States	57.62%
United Kingdom	8.00
Spain	5.76
Italy	5.02
France	4.60
Hong Kong	4.00
Japan	3.61
Germany	3.12
Canada	1.98
Australia	1.66

TOTAL	95.37%

*	Excludes money market funds.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.41%

AUSTRALIA — 0.28%
Aristocrat Leisure Ltd.	41,961	$691,418

		691,418
BRAZIL — 0.23%
Kroton Educacional SA ADR	88,919	558,411

		558,411
CANADA — 1.74%
Canadian Tire Corp. Ltd. Class Aa	4,125	512,355
Dollarama Inc.[a]	6,622	722,905
Gildan Activewear Inc.	13,470	419,938
Magna International Inc. Class A	20,862	1,110,783
Restaurant Brands International Inc.	14,028	894,185
Shaw Communications Inc. Class B	25,852	593,667

		4,253,833
DENMARK — 0.27%
Pandora A/S	6,649	656,471

		656,471
FINLAND — 0.13%
Nokian Renkaat OYJ	7,148	317,987

		317,987
FRANCE — 6.29%
Accor SA	10,641	528,791
Christian Dior SE	655	209,808
Cie. Generale des Etablissements Michelin Class B	10,651	1,555,063
Hermes International	1,727	870,869
Kering	4,338	1,728,521
Lagardere SCA	6,284	210,425
LVMH Moet Hennessy Louis Vuitton SE	15,651	4,319,433
Peugeot SA	31,440	748,942
Publicis Groupe SA	12,526	875,018
Renault SA	11,092	1,089,818
SES SA	21,865	478,461
Sodexo SA	5,184	646,559
Valeo SA	13,925	1,033,492
Vivendi SA	43,915	1,112,047

		15,407,247
GERMANY — 4.62%
adidas AG	10,596	2,397,588
Bayerische Motoren Werke AG	18,862	1,913,893
Continental AG	6,437	1,634,208

Security	Shares	Value
Daimler AG Registered	57,442	$4,581,746
ProSiebenSat.1 Media SE Registered	14,205	484,230
Volkswagen AG	1,725	292,129

		11,303,794
HONG KONG — 0.77%
Galaxy Entertainment Group Ltd.	154,000	1,084,410
Sands China Ltd.	156,000	811,886

		1,896,296
IRELAND — 0.19%
Paddy Power Betfair PLC	4,757	474,755

		474,755
ITALY — 0.98%
Ferrari NV	7,449	823,380
Fiat Chrysler Automobiles NVb	62,642	1,122,679
Luxottica Group SpA	7,911	442,274

		2,388,333
JAPAN — 13.68%
Aisin Seiki Co. Ltd.	11,700	616,364
Bridgestone Corp.	39,100	1,773,594
Denso Corp.	30,400	1,537,487
Dentsu Inc.	14,400	631,955
Fast Retailing Co. Ltd.	3,700	1,090,952
Honda Motor Co. Ltd.	105,600	3,125,831
Isuzu Motors Ltd.	35,600	471,546
Mazda Motor Corp.	33,600	514,903
Nikon Corp.	24,000	415,973
Nissan Motor Co. Ltd.	142,300	1,408,905
Nitori Holdings Co. Ltd.	4,800	686,110
Oriental Land Co. Ltd./Japan	12,900	982,584
Panasonic Corp.	144,100	2,087,283
Rakuten Inc.	52,800	575,539
Sekisui House Ltd.	38,400	646,965
Shimano Inc.	4,800	639,204
Sony Corp.	72,000	2,677,493
Subaru Corp.	38,400	1,385,013
Sumitomo Electric Industries Ltd.	48,000	783,760
Suzuki Motor Corp.	25,000	1,310,798
Toyota Industries Corp.	12,000	689,735
Toyota Motor Corp.	158,400	9,442,225

		33,494,219
MEXICO — 0.29%
Grupo Televisa SAB[a]	141,400	698,853

		698,853

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2017

Security	Shares	Value
NETHERLANDS — 0.25%
Altice NV Class Aa,b	25,771	$516,254
Altice NV Class Bb	4,543	90,766

		607,020
SOUTH KOREA — 0.20%
Hyundai Motor Co. GDR	7,549	495,973

		495,973
SPAIN — 1.01%
Industria de Diseno Textil SA	65,851	2,482,216

		2,482,216
SWEDEN — 0.77%
Electrolux AB Class B	14,492	491,095
Hennes & Mauritz AB Class B	53,550	1,384,289

		1,875,384
SWITZERLAND — 1.58%
Cie. Financiere Richemont SA Class A Registered	30,242	2,766,037
Swatch Group AG (The) Bearer	1,967	818,838
Swatch Group AG (The) Registered	3,394	270,615

		3,855,490
UNITED KINGDOM — 4.77%
Barratt Developments PLC	57,983	478,037
Burberry Group PLC	25,894	611,436
Carnival PLC	12,297	782,513
Compass Group PLC	92,072	1,955,454
Daily Mail & General Trust PLC Class A NVS	15,682	136,443
GKN PLC	104,855	486,748
InterContinental Hotels Group PLC	11,413	604,528
ITV PLC	205,344	481,298
Kingfisher PLC	127,680	511,336
Marks & Spencer Group PLC	94,320	447,208
Next PLC	8,645	610,084
Pearson PLC	46,404	381,018
Persimmon PLC	17,868	618,973
Sky PLC	60,480	742,458
Taylor Wimpey PLC	188,380	494,107
UBM PLC	22,179	203,088
Whitbread PLC	10,611	536,137
William Hill PLC	49,680	168,233
WPP PLC	77,424	1,438,681

		11,687,780
UNITED STATES — 60.36%
Advance Auto Parts Inc.[a]	4,320	428,544

Security	Shares	Value
Amazon.com Inc.[b]	22,963	$22,075,480
AutoZone Inc.[b]	1,641	976,576
Best Buy Co. Inc.	15,505	883,165
BorgWarner Inc.	11,665	597,598
CarMax Inc.[b]	10,754	815,261
Carnival Corp.	23,394	1,510,551
CBS Corp. Class B NVS	21,136	1,225,888
Charter Communications Inc. Class Ab	11,667	4,240,021
Chipotle Mexican Grill Inc.[a,b]	1,466	451,279
Coach Inc.	16,279	655,718
Comcast Corp. Class A	271,560	10,449,629
Darden Restaurants Inc.	7,203	567,452
Delphi Automotive PLC	15,504	1,525,594
Discovery Communications Inc. Class Aa,b	9,980	212,474
Discovery Communications Inc. Class C NVS[b]	10,708	216,944
DISH Network Corp. Class Ab	13,499	732,051
Dollar General Corp.	15,261	1,236,904
Dollar Tree Inc.[b]	13,822	1,200,026
DR Horton Inc.	19,300	770,649
Expedia Inc.	7,194	1,035,504
Foot Locker Inc.	7,679	270,454
Ford Motor Co.	224,412	2,686,212
Gap Inc. (The)	12,824	378,693
Garmin Ltd.	6,187	333,912
General Motors Co.	75,312	3,041,099
Genuine Parts Co.	8,615	824,025
Goodyear Tire & Rubber Co. (The)	14,494	481,925
H&R Block Inc.	11,947	316,357
Hanesbrands Inc.	20,951	516,233
Harley-Davidson Inc.	10,030	483,546
Hasbro Inc.	6,482	633,097
Hilton Worldwide Holdings Inc.	11,714	813,537
Home Depot Inc. (The)	68,006	11,123,061
Interpublic Group of Companies Inc. (The)	21,904	455,384
Kohl’s Corp.	9,688	442,257
L Brands Inc.	14,499	603,303
Leggett & Platt Inc.	7,282	347,570
Lennar Corp. Class A	11,568	610,790
LKQ Corp.[b]	17,882	643,573
Lowe’s Companies Inc.	49,098	3,924,894
Macy’s Inc.	17,753	387,370

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2017

Security	Shares	Value
Marriott International Inc./MD Class A	18,032	$1,988,208
Mattel Inc.	21,216	328,424
McDonald’s Corp.	46,891	7,346,882
MGM Resorts International	29,765	970,041
Michael Kors Holdings Ltd.[b]	8,734	417,922
Mohawk Industries Inc.[b]	3,603	891,779
Netflix Inc.[a,b]	25,004	4,534,475
Newell Brands Inc.	28,782	1,228,128
News Corp. Class A	22,416	297,236
News Corp. Class B	5,158	70,407
NIKE Inc. Class B	75,946	3,937,800
Nordstrom Inc.	6,861	323,496
O’Reilly Automotive Inc.[b]	5,190	1,117,770
Omnicom Group Inc.	13,053	966,836
Priceline Group Inc. (The)[a,b]	2,810	5,144,604
PulteGroup Inc.	15,695	428,944
PVH Corp.	4,464	562,732
Ralph Lauren Corp.	3,164	279,350
Ross Stores Inc.	22,966	1,482,915
Royal Caribbean Cruises Ltd.	9,887	1,172,005
Scripps Networks Interactive Inc. Class A	5,518	473,941
Signet Jewelers Ltd.	3,548	236,119
Starbucks Corp.	83,108	4,463,731
Target Corp.	31,773	1,874,925
Tiffany & Co.	6,054	555,636
Time Warner Inc.	44,701	4,579,617
TJX Companies Inc. (The)	37,306	2,750,571
Tractor Supply Co.	7,549	477,776
TripAdvisor Inc.[b]	6,618	268,228
Twenty-First Century Fox Inc. Class A	63,253	1,668,614
Twenty-First Century Fox Inc. Class B	22,923	591,184
Ulta Salon Cosmetics & Fragrance Inc.[b]	3,464	783,072
Under Armour Inc. Class Aa,b	10,843	178,693
Under Armour Inc. Class Ca,b	11,303	169,771
VF Corp.	18,915	1,202,427
Viacom Inc. Class B NVS	20,789	578,766
Walt Disney Co. (The)	89,086	8,781,207
Whirlpool Corp.	4,127	761,184
Wyndham Worldwide Corp.	5,760	607,162
Wynn Resorts Ltd.	4,658	693,669

Security	Shares	Value
Yum! Brands Inc.	19,604	$1,443,050

		147,753,897

TOTAL COMMON STOCKS
(Cost: $241,230,252)		240,899,377

PREFERRED STOCKS — 1.35%

GERMANY — 1.06%
Bayerische Motoren Werke AG, Preference Shares	3,122	278,215
Porsche Automobil Holding SE, Preference Shares	8,880	567,938
Volkswagen AG, Preference Shares	10,705	1,746,451

		2,592,604
SOUTH KOREA — 0.29%
Hyundai Motor Co. GDR, Preference Shares[a,c]	17,920	722,176

		722,176

TOTAL PREFERRED STOCKS (Cost: $4,493,047)		3,314,780

SHORT-TERM INVESTMENTS — 5.28%

MONEY MARKET FUNDS — 5.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	12,813,532	12,817,375
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	93,679	93,679

		12,911,054

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,910,190)		12,911,054

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 105.04%
(Cost: $258,633,489)[g]	$257,125,211

Other Assets, Less Liabilities — (5.04)%	(12,337,351)

NET ASSETS — 100.00%	$244,787,860

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $259,118,401. Net unrealized depreciation was $1,993,190, of which $22,508,083 represented gross unrealized appreciation on investments and $24,501,273 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	4,456,866	8,356,666	[b]	—	12,813,532	$12,817,375	$62	$(710)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	222,128	—		(128,449)[b]	93,679	93,679	—	—	914

						$12,911,054	$62	$(710)	$914

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$240,403,404	$495,973	$—	$240,899,377
Preferred stocks	3,314,780	—	—	3,314,780
Money market funds	12,911,054	—	—	12,911,054

Total	$256,629,238	$495,973	$—	$257,125,211

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.76%

AUSTRALIA — 2.09%
Treasury Wine Estates Ltd.	138,305	$1,485,652
Wesfarmers Ltd.	206,047	6,682,016
Woolworths Ltd.	237,484	4,697,676

		12,865,344
BELGIUM — 3.53%
Anheuser-Busch InBev SA/NV	176,733	21,164,978
Colruyt SA	11,560	592,226

		21,757,204
BRAZIL — 1.11%
Ambev SA ADR	788,573	5,196,696
BRF SA ADR[a]	115,641	1,666,387

		6,863,083
CANADA — 1.47%
Alimentation Couche-Tard Inc. Class B	75,248	3,423,509
George Weston Ltd.	9,385	815,320
Loblaw Companies Ltd.	37,613	2,048,091
Metro Inc.	41,033	1,407,849
Saputo Inc.	40,198	1,388,199

		9,082,968
DENMARK — 0.34%
Carlsberg A/S Class B	18,867	2,065,095

		2,065,095
FRANCE — 4.21%
Carrefour SA	107,333	2,169,168
Casino Guichard Perrachon SA	10,452	620,042
Danone SA	111,851	8,776,117
L’Oreal SA	43,237	9,195,544
Pernod Ricard SA	37,377	5,172,096

		25,932,967
GERMANY — 0.42%
Beiersdorf AG	16,683	1,795,351
METRO AGa	36,256	766,584

		2,561,935
IRELAND — 0.41%
Kerry Group PLC Class A	26,414	2,538,412

		2,538,412
JAPAN — 6.42%
Aeon Co. Ltd.	160,517	2,370,715
Ajinomoto Co. Inc.	103,200	2,013,301
Asahi Group Holdings Ltd.	82,498	3,339,056

Security	Shares	Value
Japan Tobacco Inc.	199,200	$6,526,448
Kao Corp.	88,600	5,210,607
Kirin Holdings Co. Ltd.	164,496	3,869,635
MEIJI Holdings Co. Ltd.	27,700	2,195,034
NH Foods Ltd.	39,000	1,072,314
Nissin Foods Holdings Co. Ltd.	15,600	947,932
Seven & i Holdings Co. Ltd.	141,737	5,471,037
Shiseido Co. Ltd.	71,400	2,855,619
Unicharm Corp.	70,800	1,620,227
Yakult Honsha Co. Ltd.	28,720	2,069,197

		39,561,122
MEXICO — 0.97%
Fomento Economico Mexicano SAB de CV	396,209	3,797,305
Wal-Mart de Mexico SAB de CV	962,910	2,211,179

		6,008,484
NETHERLANDS — 4.50%
Heineken Holding NV	19,667	1,848,400
Heineken NV	37,399	3,698,424
Koninklijke Ahold Delhaize NV	229,773	4,297,305
Unilever NV CVA	302,960	17,922,283

		27,766,412
NORWAY — 0.50%
Marine Harvest ASA	77,790	1,539,128
Orkla ASA	152,054	1,560,596

		3,099,724
SPAIN — 0.11%
Distribuidora Internacional de Alimentacion SA	120,862	705,128

		705,128
SWEDEN — 0.67%
Essity AB Class Ba	108,463	2,944,667
Swedish Match AB	33,745	1,181,148

		4,125,815
SWITZERLAND — 7.88%
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	198	1,130,581
Chocoladefabriken Lindt & Spruengli AG Registered	18	1,249,173
Nestle SA Registered	551,301	46,207,639

		48,587,393
UNITED KINGDOM — 13.14%
Associated British Foods PLC	65,080	2,787,954
British American Tobacco PLC	407,213	25,524,875

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2017

Security	Shares	Value
Diageo PLC	447,915	$14,741,182
Imperial Brands PLC	174,928	7,472,597
Reckitt Benckiser Group PLC	120,731	11,035,610
Tate & Lyle PLC	101,908	886,661
Tesco PLC[a]	1,419,968	3,565,394
Unilever PLC	233,265	13,516,740
Wm Morrison Supermarkets PLC	469,093	1,473,328

		81,004,341
UNITED STATES — 50.99%
Altria Group Inc.	338,926	21,494,687
Archer-Daniels-Midland Co.	99,020	4,209,340
Brown-Forman Corp. Class B	34,839	1,891,758
Campbell Soup Co.	35,056	1,641,322
Church & Dwight Co. Inc.	43,987	2,131,170
Clorox Co. (The)	22,740	2,999,633
Coca-Cola Co. (The)	678,941	30,559,134
Colgate-Palmolive Co.	155,460	11,325,261
Conagra Brands Inc.	74,314	2,507,354
Constellation Brands Inc. Class A	30,388	6,060,887
Costco Wholesale Corp.	77,746	12,772,890
Coty Inc. Class A	84,167	1,391,281
CVS Health Corp.	179,909	14,630,200
Dr Pepper Snapple Group Inc.	31,924	2,824,316
Estee Lauder Companies Inc. (The) Class A	39,326	4,240,916
General Mills Inc.	102,642	5,312,750
Hershey Co. (The)	25,090	2,739,075
Hormel Foods Corp.	47,361	1,522,183
JM Smucker Co. (The)	20,237	2,123,468
Kellogg Co.	44,629	2,783,511
Kimberly-Clark Corp.	62,306	7,332,170
Kraft Heinz Co. (The)	105,044	8,146,162
Kroger Co. (The)	160,528	3,220,192
McCormick & Co. Inc./MD NVS	21,242	2,180,279
Molson Coors Brewing Co. Class B	32,507	2,653,871
Mondelez International Inc. Class A	265,969	10,814,300
Monster Beverage Corp.[a]	73,033	4,035,073
PepsiCo Inc.	252,536	28,140,087
Philip Morris International Inc.	274,718	30,496,445
Procter & Gamble Co. (The)	451,568	41,083,657
Sysco Corp.	86,177	4,649,249
Tyson Foods Inc. Class A	51,141	3,602,883
Wal-Mart Stores Inc.	258,961	20,235,213
Walgreens Boots Alliance Inc.	162,309	12,533,501

		314,284,218

Security	Shares	Value
TOTAL COMMON STOCKS (Cost: $510,800,903)		$608,809,645

PREFERRED STOCKS — 0.69%

GERMANY — 0.69%
Henkel AG & Co. KGaA, Preference Shares	31,278	4,257,883

		4,257,883

TOTAL PREFERRED STOCKS (Cost: $3,090,777)		4,257,883

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[b,c,d]	76,749	76,772
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[b,c]	591,605	591,605

		668,377

TOTAL SHORT-TERM INVESTMENTS
(Cost: $668,385)		668,377

TOTAL INVESTMENTS IN SECURITIES — 99.56% (Cost: $514,560,065)[e]		613,735,905
Other Assets, Less Liabilities — 0.44%		2,691,251

NET ASSETS — 100.00%		$616,427,156

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $517,377,674. Net unrealized appreciation was $96,358,231, of which $110,692,747 represented gross unrealized appreciation on investments and $14,334,516 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2a(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	76,749[b]	—	76,749	$76,772	$(20)	$(8)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	556,466	35,139[b]	—	591,605	591,605	—	—		3,915

					$668,377	$(20)	$(8)		$3,915

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$608,809,645	$—	$—	$608,809,645
Preferred stocks	4,257,883	—	—	4,257,883
Money market funds	668,377	—	—	668,377

Total	$613,735,905	$—	$—	$613,735,905

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.83%

AUSTRALIA — 1.90%
Caltex Australia Ltd.	102,417	$2,579,603
Oil Search Ltd.	448,853	2,465,347
Origin Energy Ltd.[a]	677,415	3,975,870
Santos Ltd.[a]	678,895	2,141,433
Woodside Petroleum Ltd.	277,969	6,346,952

		17,509,205
AUSTRIA — 0.37%
OMV AG	58,831	3,428,118

		3,428,118
BRAZIL — 1.07%
Petroleo Brasileiro SA ADR[a]	575,925	5,782,287
Ultrapar Participacoes SA ADR	169,070	4,027,248

		9,809,535
CANADA — 11.35%
ARC Resources Ltd.	134,246	1,845,192
Cameco Corp.	151,534	1,460,029
Canadian Natural Resources Ltd.	411,542	13,751,521
Cenovus Energy Inc.	386,736	3,868,442
Crescent Point Energy Corp.	199,629	1,599,394
Enbridge Inc.	626,367	26,103,425
Encana Corp.	371,148	4,359,464
Husky Energy Inc.[a]	119,932	1,497,891
Imperial Oil Ltd.	98,419	3,136,754
Inter Pipeline Ltd.	144,751	2,991,895
Pembina Pipeline Corp.	156,121	5,465,140
Suncor Energy Inc.	631,552	22,082,732
TransCanada Corp.	334,042	16,471,731

		104,633,610
CHINA — 2.21%
China Petroleum & Chemical Corp. Class H	9,800,400	7,340,231
CNOOC Ltd.	6,129,000	7,909,703
PetroChina Co. Ltd. Class H	8,110,000	5,139,680

		20,389,614
COLOMBIA — 0.12%
Ecopetrol SA ADR[b]	120,584	1,144,342

		1,144,342
FRANCE — 5.54%
TOTAL SAb	949,581	51,016,288

		51,016,288

Security	Shares	Value
ITALY — 2.63%
Eni SpA	980,494	$16,227,952
Saipem SpA[a,b]	228,347	984,784
Snam SpA	914,073	4,404,593
Tenaris SAb	182,422	2,587,910

		24,205,239
JAPAN — 1.16%
Inpex Corp.	411,900	4,374,597
JXTG Holdings Inc.	1,234,920	6,350,954

		10,725,551
NORWAY — 1.10%
Statoil ASA	419,001	8,384,968
Subsea 7 SA	105,166	1,726,718

		10,111,686
PORTUGAL — 0.33%
Galp Energia SGPS SA	173,756	3,080,187

		3,080,187
SPAIN — 1.03%
Enagas SA	28,529	803,545
Repsol SA	473,594	8,728,569

		9,532,114
UNITED KINGDOM — 15.79%
Amec Foster Wheeler PLC	148,474	1,014,925
BP PLC	7,511,301	48,100,076
Royal Dutch Shell PLC Class A ADR	1,705,615	51,453,279
Royal Dutch Shell PLC Class B	1,417,301	43,630,412
Tullow Oil PLC[a,b]	530,700	1,325,057

		145,523,749
UNITED STATES — 54.23%
Anadarko Petroleum Corp.	213,100	10,409,935
Andeavor	55,034	5,676,757
Apache Corp.	145,006	6,641,275
Baker Hughes a GE Co.	162,008	5,932,733
Cabot Oil & Gas Corp.	175,442	4,693,074
Chesapeake Energy Corp.[a,b]	340,161	1,462,692
Chevron Corp.	720,599	84,670,382
Cimarex Energy Co.	36,442	4,142,362
Concho Resources Inc.[a,b]	56,198	7,402,401
ConocoPhillips	462,081	23,127,154
Devon Energy Corp.	199,014	7,305,804
EOG Resources Inc.	218,525	21,140,108
EQT Corp.[b]	65,811	4,293,510

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

September 30, 2017

Security	Shares	Value
Exxon Mobil Corp.	1,610,195	$132,003,786
Halliburton Co.	329,009	15,144,284
Helmerich & Payne Inc.	41,590	2,167,255
Hess Corp.	102,825	4,821,464
Kinder Morgan Inc./DE	729,372	13,989,355
Marathon Oil Corp.	323,813	4,390,904
Marathon Petroleum Corp.	192,313	10,784,913
National Oilwell Varco Inc.[b]	143,327	5,121,074
Newfield Exploration Co.[a]	75,369	2,236,198
Noble Energy Inc.	185,283	5,254,626
Occidental Petroleum Corp.	291,804	18,736,735
ONEOK Inc.	146,282	8,105,486
Phillips 66	165,040	15,119,314
Pioneer Natural Resources Co.	64,461	9,510,576
Range Resources Corp.[b]	84,334	1,650,416
Schlumberger Ltd.	527,713	36,813,259
TechnipFMC PLC[a]	165,999	4,634,692
Valero Energy Corp.	168,378	12,953,320
Williams Companies Inc. (The)	314,285	9,431,693

		499,767,537

TOTAL COMMON STOCKS
(Cost: $1,072,453,223)		910,876,775

PREFERRED STOCKS — 0.85%
BRAZIL — 0.85%
Petroleo Brasileiro SA ADR, Preference Shares[a,b]	807,312	7,798,634

		7,798,634

TOTAL PREFERRED STOCKS
(Cost: $20,004,743)		7,798,634

SHORT-TERM INVESTMENTS — 2.22%
MONEY MARKET FUNDS — 2.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	19,268,976	19,274,757
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	1,198,983	1,198,983

		20,473,740

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,473,415)		20,473,740

Value
TOTAL INVESTMENTS IN SECURITIES — 101.90%
(Cost: $1,112,931,381)[f]	$939,149,149
Other Assets, Less Liabilities — (1.90)%	(17,534,013)

NET ASSETS — 100.00%	$921,615,136

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,148,124,390. Net unrealized depreciation was $208,975,241, of which $27,873,257 represented gross unrealized appreciation on investments and $236,848,498 represented gross unrealized depreciation on investments.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2a(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	3,436,990	15,831,986	[b]	—	19,268,976	$19,274,757	$(1,124)	$(598)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,440,997	—		(242,014)[b]	1,198,983	1,198,983	—	—	3,649

						$20,473,740	$(1,124)	$(598)	$3,649

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$910,876,775	$—	$—	$910,876,775
Preferred stocks	7,798,634	—	—	7,798,634
Money market funds	20,473,740	—	—	20,473,740

Total	$939,149,149	$—	$—	$939,149,149

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.19%

AUSTRALIA — 5.75%
AMP Ltd.	204,554	$775,231
ASX Ltd.	14,634	602,031
Australia & New Zealand Banking Group Ltd.	195,534	4,541,401
BGP Holdings PLC[a,b]	608,993	7
Commonwealth Bank of Australia	115,308	6,808,349
Insurance Australia Group Ltd.	161,052	804,973
Macquarie Group Ltd.	21,586	1,539,953
Medibank Pvt Ltd.	188,434	431,736
National Australia Bank Ltd.	179,050	4,425,483
QBE Insurance Group Ltd.	92,300	724,956
Suncorp Group Ltd.	87,798	899,023
Westpac Banking Corp.	225,648	5,651,584

		27,204,727
AUSTRIA — 0.20%
Erste Group Bank AG	22,010	950,909

		950,909
BELGIUM — 0.66%
Ageas	12,795	601,419
Groupe Bruxelles Lambert SA	5,836	614,039
KBC Group NV	22,214	1,882,941

		3,098,399
BRAZIL — 0.21%
Banco do Brasil SA ADR	91,218	1,002,486

		1,002,486
CANADA — 7.30%
Bank of Montreal	43,453	3,280,908
Bank of Nova Scotia (The)	79,808	5,117,820
Brookfield Asset Management Inc. Class A	58,078	2,392,499
Canadian Imperial Bank of Commerce	29,243	2,552,639
Manulife Financial Corp.	130,763	2,646,313
National Bank of Canada	22,152	1,063,629
Power Corp. of Canada	24,412	618,962
Royal Bank of Canada	97,004	7,487,919
Sun Life Financial Inc.	40,731	1,618,297
Thomson Reuters Corp.	19,172	877,621
Toronto-Dominion Bank (The)	122,700	6,892,156

		34,548,763

Security	Shares	Value
CHILE — 0.17%
Banco de Chile ADR[c]	4,564	$416,100
Banco Santander Chile ADR	12,964	385,160

		801,260
CHINA — 3.56%
Bank of China Ltd. Class H	5,139,000	2,533,083
China Construction Bank Corp. Class H	7,232,720	6,000,490
China Life Insurance Co. Ltd. Class H	568,000	1,690,757
Industrial & Commercial Bank of China Ltd. Class H	5,254,000	3,901,468
Ping An Insurance Group Co. of China Ltd. Class H	355,000	2,724,756

		16,850,554
COLOMBIA — 0.10%
Bancolombia SA ADR	9,955	455,839

		455,839
DENMARK — 0.41%
Danske Bank A/S	48,446	1,937,902

		1,937,902
FINLAND — 0.35%
Sampo OYJ Class A	31,668	1,674,222

		1,674,222
FRANCE — 3.06%
AXA SA	129,914	3,930,221
BNP Paribas SA	76,115	6,141,347
Credit Agricole SA	81,082	1,474,251
Societe Generale SA	49,984	2,927,076

		14,472,895
GERMANY — 2.89%
Allianz SE Registered	29,952	6,725,984
Commerzbank AGa	68,269	928,944
Deutsche Bank AG Registered	136,768	2,365,482
Deutsche Boerse AG	13,099	1,420,187
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	10,446	2,233,980

		13,674,577
HONG KONG — 2.01%
AIA Group Ltd.	823,600	6,073,637
Hang Seng Bank Ltd.	56,800	1,384,603
Hong Kong Exchanges & Clearing Ltd.	77,100	2,072,926

		9,531,166

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2017

Security	Shares	Value
IRELAND — 0.11%
Bank of Ireland Group PLC[a]	60,924	$499,128
Irish Bank Resolution Corp. Ltd.[b]	47,975	1

		499,129
ITALY — 1.94%
Assicurazioni Generali SpA	90,077	1,678,266
Banco BPM SpA[a,c]	99,131	411,111
Intesa Sanpaolo SpA	946,046	3,346,298
Mediobanca SpA	38,148	409,495
UniCredit SpA[a]	139,586	2,973,633
Unione di Banche Italiane SpA	66,353	344,049

		9,162,852
JAPAN — 5.24%
Dai-ichi Life Holdings Inc.	85,200	1,528,173
Daiwa Securities Group Inc.	142,000	803,950
Japan Exchange Group Inc.	42,600	753,490
Mitsubishi UFJ Financial Group Inc.	937,200	6,083,703
Mizuho Financial Group Inc.	1,721,900	3,015,027
MS&AD Insurance Group Holdings Inc.	29,400	946,264
Nomura Holdings Inc.	233,500	1,306,845
ORIX Corp.	85,200	1,373,388
Resona Holdings Inc.	142,000	729,143
Sompo Holdings Inc.	28,400	1,104,564
Sumitomo Mitsui Financial Group Inc.	97,000	3,722,649
Sumitomo Mitsui Trust Holdings Inc.	21,827	787,451
T&D Holdings Inc.	42,600	618,195
Tokio Marine Holdings Inc.	51,700	2,021,795

		24,794,637
MEXICO — 0.29%
Grupo Financiero Banorte SAB de CV Series O	198,800	1,374,798

		1,374,798
NETHERLANDS — 1.44%
ABN AMRO Group NV	22,436	672,114
Aegon NV	94,548	550,825
ING Groep NV	256,140	4,723,813
NN Group NV	20,990	878,677

		6,825,429
NORWAY — 0.26%
DNB ASA	61,628	1,242,578

		1,242,578

Security	Shares	Value
PERU — 0.20%
Credicorp Ltd.	4,689	$961,339

		961,339
SINGAPORE — 1.24%
DBS Group Holdings Ltd.	119,500	1,832,166
Oversea-Chinese Banking Corp. Ltd.	269,800	2,217,290
United Overseas Bank Ltd.	105,000	1,817,077

		5,866,533
SOUTH KOREA — 0.59%
KB Financial Group Inc. ADR	25,619	1,256,099
Shinhan Financial Group Co. Ltd. ADR	34,959	1,548,684

		2,804,783
SPAIN — 2.90%
Banco Bilbao Vizcaya Argentaria SA	444,043	3,969,127
Banco de Sabadell SA	368,706	769,771
Banco Santander SA	1,068,545	7,461,919
Bankia SA	64,502	311,117
CaixaBank SA	238,925	1,197,618

		13,709,552
SWEDEN — 2.22%
Industrivarden AB Class A	11,416	304,059
Industrivarden AB Class C	15,904	401,967
Investor AB Class B	31,808	1,567,730
Kinnevik AB Class B	16,756	545,234
Nordea Bank AB	211,850	2,865,381
Skandinaviska Enskilda Banken AB Class A	110,902	1,457,887
Svenska Handelsbanken AB Class A	100,372	1,511,295
Swedbank AB Class A	67,712	1,868,180

		10,521,733
SWITZERLAND — 3.19%
Baloise Holding AG Registered	3,266	517,105
Credit Suisse Group AG Registered	160,710	2,546,181
Julius Baer Group Ltd.	15,052	891,360
Partners Group Holding AG	1,391	944,489
Swiss Life Holding AG Registered	2,272	800,929
Swiss Re AG	21,726	1,969,171
UBS Group AG	255,433	4,368,971
Zurich Insurance Group AG	10,082	3,077,948

		15,116,154
UNITED KINGDOM — 7.57%
3i Group PLC	66,799	818,238
Aviva PLC	268,238	1,851,590

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2017

Security	Shares	Value
Barclays PLC	1,045,207	$2,711,350
Direct Line Insurance Group PLC	97,491	475,584
HSBC Holdings PLC	1,353,970	13,389,816
Legal & General Group PLC	392,558	1,368,829
Lloyds Banking Group PLC	4,747,836	4,314,356
London Stock Exchange Group PLC	21,430	1,101,185
Man Group PLC	114,878	258,778
Old Mutual PLC	327,452	853,171
Prudential PLC	171,110	4,101,263
Royal Bank of Scotland Group PLC[a]	216,782	780,339
RSA Insurance Group PLC	71,710	599,386
Schroders PLC	7,526	338,763
Standard Chartered PLC[a]	181,800	1,808,851
Standard Life Aberdeen PLC	179,492	1,043,935

		35,815,434
UNITED STATES — 44.33%
Affiliated Managers Group Inc.	3,695	701,422
Aflac Inc.	26,848	2,185,159
Allstate Corp. (The)	24,570	2,258,229
American Express Co.	49,580	4,485,007
American International Group Inc.	60,399	3,707,895
Ameriprise Financial Inc.	9,804	1,455,992
Aon PLC	17,312	2,529,283
Arthur J Gallagher & Co.	11,716	721,120
Assurant Inc.	3,414	326,105
Bank of America Corp.	649,565	16,459,977
Bank of New York Mellon Corp. (The)	69,309	3,674,763
BB&T Corp.	52,972	2,486,506
Berkshire Hathaway Inc. Class Ba	128,652	23,584,485
BlackRock Inc.[d]	8,230	3,679,551
Brighthouse Financial Inc.[a]	6,687	406,570
Capital One Financial Corp.	32,696	2,768,043
CBOE Holdings Inc.	8,094	871,157
Charles Schwab Corp. (The)	78,810	3,447,149
Chubb Ltd.	31,228	4,451,551
Cincinnati Financial Corp.	10,073	771,290
Citigroup Inc.	181,424	13,196,782
Citizens Financial Group Inc.	31,950	1,209,946
CME Group Inc.	22,918	3,109,514
Comerica Inc.	11,687	891,251
Discover Financial Services	25,153	1,621,865
E*TRADE Financial Corp.[a]	18,460	805,041
Everest Re Group Ltd.	2,728	623,048
Fifth Third Bancorp.	47,574	1,331,120
Franklin Resources Inc.	22,028	980,466

Security	Shares	Value
Goldman Sachs Group Inc. (The)	23,872	$5,662,200
Hartford Financial Services Group Inc. (The)	24,863	1,378,156
Huntington Bancshares Inc./OH	68,890	961,704
Intercontinental Exchange Inc.	40,052	2,751,572
Invesco Ltd.	27,113	950,040
JPMorgan Chase & Co.	234,055	22,354,593
KeyCorp	69,995	1,317,306
Leucadia National Corp.	21,714	548,278
Lincoln National Corp.	13,916	1,022,548
Loews Corp.	18,744	897,088
M&T Bank Corp.	9,863	1,588,337
Marsh & McLennan Companies Inc.	34,490	2,890,607
MetLife Inc.	70,439	3,659,306
Moody’s Corp.	11,224	1,562,493
Morgan Stanley	93,338	4,496,091
Nasdaq Inc.	8,390	650,812
Navient Corp.	19,312	290,066
Northern Trust Corp.	14,484	1,331,514
People’s United Financial Inc.	19,179	347,907
PNC Financial Services Group Inc. (The)[d]	31,527	4,248,894
Principal Financial Group Inc.	17,028	1,095,582
Progressive Corp. (The)	39,038	1,890,220
Prudential Financial Inc.	28,119	2,989,612
Raymond James Financial Inc.	8,378	706,517
Regions Financial Corp.	77,248	1,176,487
S&P Global Inc.	17,327	2,708,383
State Street Corp.	25,004	2,388,882
SunTrust Banks Inc.	31,884	1,905,707
Synchrony Financial	49,847	1,547,749
T Rowe Price Group Inc.	16,336	1,480,858
Torchmark Corp.	7,088	567,678
Travelers Companies Inc. (The)	18,955	2,322,367
U.S. Bancorp.	104,388	5,594,153
Unum Group	14,614	747,214
Wells Fargo & Co.	296,517	16,352,913
Willis Towers Watson PLC	9,111	1,405,190
XL Group Ltd.	17,334	683,826
Zions BanCorp.	12,354	582,862

		209,795,999

TOTAL COMMON STOCKS
(Cost: $441,666,691)		464,694,649

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2017

Security	Shares	Value
PREFERRED STOCKS — 1.47%

BRAZIL — 1.42%
Banco Bradesco SA ADR, Preference Shares	269,581	$2,984,262
Itau Unibanco Holding SA ADR, Preference Shares	271,613	3,721,098

		6,705,360
ITALY — 0.05%
Intesa Sanpaolo SpA, Preference Shares	72,846	241,132

		241,132

TOTAL PREFERRED STOCKS
(Cost: $5,750,701)		6,946,492

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	632,654	632,843
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	423,113	423,113

		1,055,956

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,055,951)		1,055,956

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $448,473,343)[g]		472,697,097
Other Assets, Less Liabilities — 0.12%		576,567

NET ASSETS — 100.00%		$473,273,664

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $454,662,302. Net unrealized appreciation was $18,034,795, of which $44,999,298 represented gross unrealized appreciation on investments and $26,964,503 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,670,948	—	(1,038,294)[b]	632,654	$632,843	$138	$(91)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	579,043	—	(155,930)[b]	423,113	423,113	—	—	1,808
BlackRock Inc.	7,242	1,514	(526)	8,230	3,679,551	25,112	462,833	39,225
PNC Financial Services Group Inc. (The)	28,959	5,113	(2,545)	31,527	4,248,894	47,029	396,760	39,555

					$8,984,401	$72,279	$859,502	$80,588

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$464,694,641	$—	$8	$464,694,649
Preferred stocks	6,946,492	—	—	6,946,492
Money market funds	1,055,956	—	—	1,055,956

Total	$472,697,089	$—	$8	$472,697,097

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.54%

AUSTRALIA — 1.47%
Cochlear Ltd.	19,565	$2,444,140
CSL Ltd.	157,098	16,512,834
Ramsay Health Care Ltd.	44,180	2,158,988
Sonic Healthcare Ltd.	146,108	2,397,198

		23,513,160
BELGIUM — 0.19%
UCB SA	44,178	3,145,645

		3,145,645
CANADA — 0.10%
Valeant Pharmaceuticals International Inc.[a,b]	108,473	1,550,791

		1,550,791
DENMARK — 2.37%
Coloplast A/S Class B	39,833	3,233,568
Genmab A/Sa	21,296	4,702,523
Novo Nordisk A/S Class B	626,720	29,968,024

		37,904,115
FRANCE — 3.01%
Essilor International SA	69,712	8,632,812
Sanofi	398,429	39,570,602

		48,203,414
GERMANY — 4.08%
Bayer AG Registered	287,085	39,131,864
Fresenius Medical Care AG & Co. KGaA	73,562	7,198,089
Fresenius SE & Co. KGaA	141,759	11,437,840
Merck KGaA	44,887	4,994,514
QIAGEN NVb	80,953	2,548,560

		65,310,867
JAPAN — 4.70%
Astellas Pharma Inc.	712,575	9,061,885
Chugai Pharmaceutical Co. Ltd.	75,200	3,119,833
Daiichi Sankyo Co. Ltd.	225,500	5,084,342
Eisai Co. Ltd.	104,300	5,351,902
Hoya Corp.	136,800	7,382,934
Olympus Corp.	114,400	3,872,110
Ono Pharmaceutical Co. Ltd.	185,300	4,196,885
Otsuka Holdings Co. Ltd.	195,800	7,777,034
Shionogi & Co. Ltd.	106,300	5,808,655
Sysmex Corp.	54,500	3,476,303

Security	Shares	Value
Taisho Pharmaceutical Holdings Co. Ltd.	17,200	$1,304,917
Takeda Pharmaceutical Co. Ltd.	260,100	14,358,472
Terumo Corp.	114,700	4,508,928

		75,304,200
NETHERLANDS — 0.84%
Koninklijke Philips NV	325,939	13,459,398

		13,459,398
SPAIN — 0.18%
Grifols SA	99,180	2,890,226

		2,890,226
SWITZERLAND — 9.40%
Lonza Group AG Registered	25,800	6,772,633
Novartis AG Registered	912,488	78,178,230
Roche Holding AG	243,803	62,286,174
Sonova Holding AG Registered	19,029	3,231,154

		150,468,191
UNITED KINGDOM — 5.31%
AstraZeneca PLC	439,742	29,233,497
GlaxoSmithKline PLC	1,699,033	33,930,465
Shire PLC	316,738	16,097,161
Smith & Nephew PLC	314,820	5,693,658

		84,954,781
UNITED STATES — 67.89%
Abbott Laboratories	603,243	32,189,046
AbbVie Inc.	553,756	49,206,758
Aetna Inc.	115,045	18,293,305
Agilent Technologies Inc.	111,850	7,180,770
Alexion Pharmaceuticals Inc.[a]	77,691	10,899,270
Align Technology Inc.[a]	24,989	4,654,701
Allergan PLC	116,219	23,819,084
AmerisourceBergen Corp.	56,356	4,663,459
Amgen Inc.	253,481	47,261,532
Anthem Inc.	91,107	17,299,397
Baxter International Inc.	173,106	10,862,402
Becton Dickinson and Co.	78,780	15,436,941
Biogen Inc.[a]	73,398	22,982,382
Boston Scientific Corp.[a]	475,664	13,875,119
Bristol-Myers Squibb Co.	569,627	36,308,025
Cardinal Health Inc.	109,788	7,347,013
Celgene Corp.[a]	271,786	39,631,835
Centene Corp.[a]	59,704	5,777,556
Cerner Corp.[a]	108,902	7,766,891
Cigna Corp.	87,477	16,352,950

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2017

Security	Shares	Value
Cooper Companies Inc. (The)	16,845	$3,994,118
CR Bard Inc.	25,053	8,029,487
Danaher Corp.	212,242	18,206,119
DaVita Inc.[a]	53,420	3,172,614
DENTSPLY SIRONA Inc.	80,039	4,787,133
Edwards Lifesciences Corp.[a]	73,204	8,001,929
Eli Lilly & Co.	336,395	28,775,228
Envision Healthcare Corp.[a]	41,925	1,884,529
Express Scripts Holding Co.[a]	201,025	12,728,903
Gilead Sciences Inc.	453,711	36,759,665
HCA Healthcare Inc.[a]	100,004	7,959,318
Henry Schein Inc.[a]	55,478	4,548,641
Hologic Inc.[a]	98,017	3,596,244
Humana Inc.	50,264	12,245,818
IDEXX Laboratories Inc.[a]	30,313	4,713,368
Illumina Inc.[a]	50,855	10,130,316
Incyte Corp.[a]	59,302	6,922,915
Intuitive Surgical Inc.[a]	12,895	13,486,623
Johnson & Johnson	931,867	121,152,029
Laboratory Corp. of America Holdings[a]	35,412	5,346,150
McKesson Corp.	72,969	11,208,768
Medtronic PLC	470,636	36,601,362
Merck & Co. Inc.	950,048	60,831,573
Mettler-Toledo International Inc.[a]	9,022	5,649,216
Mylan NVa	186,128	5,838,835
Patterson Companies Inc.	28,338	1,095,264
PerkinElmer Inc.	38,529	2,657,345
Perrigo Co. PLC	46,267	3,916,502
Pfizer Inc.	2,073,501	74,023,986
Quest Diagnostics Inc.	47,285	4,427,767
Quintiles IMS Holdings Inc.[a]	52,344	4,976,344
Regeneron Pharmaceuticals Inc.[a]	26,714	11,944,364
ResMed Inc.	49,700	3,824,912
Stryker Corp.	111,226	15,796,317
Thermo Fisher Scientific Inc.	138,742	26,249,986
UnitedHealth Group Inc.	335,541	65,715,705
Universal Health Services Inc. Class B	30,600	3,394,764
Varian Medical Systems Inc.[a,b]	31,558	3,157,693
Vertex Pharmaceuticals Inc.[a]	87,375	13,284,495
Waters Corp.[a]	27,667	4,966,780

Security	Shares	Value
Zimmer Biomet Holdings Inc.	70,197	$8,219,367
Zoetis Inc.	170,403	10,864,895

		1,086,895,823

TOTAL COMMON STOCKS
(Cost: $1,364,168,309)		1,593,600,611

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	757,716	757,944
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	1,772,805	1,772,805

		2,530,749

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,530,522)		2,530,749

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $1,366,698,831)[f]		1,596,131,360
Other Assets, Less Liabilities — 0.30%		4,791,260

NET ASSETS — 100.00%		$1,600,922,620

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,380,287,178. Net unrealized appreciation was $215,844,182, of which $273,279,581 represented gross unrealized appreciation on investments and $57,435,399 represented gross unrealized depreciation on investments.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,283,774	—	(4,526,058)[b]	757,716	$757,944	$152	$(1,776)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	888,725	884,080[b]	—	1,772,805	1,772,805	—	—	7,807

					$2,530,749	$152	$(1,776)	$7,807

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,593,600,611	$—	$—	$1,593,600,611
Money market funds	2,530,749	—	—	2,530,749

Total	$1,596,131,360	$—	$—	$1,596,131,360

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.60%

AUSTRALIA — 1.45%
Aurizon Holdings Ltd.	117,732	$452,654
Brambles Ltd.	90,272	637,487
Qantas Airways Ltd.	100,881	461,481
Sydney Airport	127,348	710,457
Transurban Group	117,312	1,093,540

		3,355,619
BRAZIL — 0.16%
Embraer SA ADR	15,978	361,263

		361,263
CANADA — 2.74%
Bombardier Inc. Class Ba	105,560	190,753
Canadian National Railway Co.	40,867	3,378,108
Canadian Pacific Railway Ltd.	8,008	1,341,955
SNC-Lavalin Group Inc.	9,562	431,137
Waste Connections Inc.	14,067	981,479

		6,323,432
CHILE — 0.14%
LATAM Airlines Group SA ADR[b]	24,170	320,252

		320,252
DENMARK — 1.41%
AP Moller – Maersk A/S Class A	129	237,105
AP Moller – Maersk A/S Class Bb	416	790,392
DSV A/S	10,299	779,280
ISS A/S	10,120	407,064
Vestas Wind Systems A/S	11,597	1,040,908

		3,254,749
FINLAND — 0.87%
Kone OYJ Class B	21,788	1,153,948
Metso OYJ	7,124	261,418
Wartsila OYJ Abp	8,268	585,488

		2,000,854
FRANCE — 6.40%
Airbus SE	32,443	3,084,053
Alstom SA	8,684	368,917
Bouygues SA	11,292	535,978
Cie. de Saint-Gobain	29,692	1,769,836
Edenred	12,064	328,027
Legrand SA	14,092	1,017,565
Safran SA	17,420	1,780,138
Schneider Electric SE	30,212	2,629,814
Thales SA	5,460	618,242

Security	Shares	Value
Vinci SA	27,820	$2,644,258

		14,776,828
GERMANY — 4.54%
Brenntag AG	8,320	463,418
Deutsche Lufthansa AG Registered	12,376	343,973
Deutsche Post AG Registered	51,566	2,296,107
GEA Group AGb	9,516	433,005
MAN SE	1,560	176,106
Osram Licht AG	4,316	344,461
Siemens AG Registered	45,654	6,433,478

		10,490,548
HONG KONG — 0.78%
CK Hutchison Holdings Ltd.	141,520	1,809,156

		1,809,156
IRELAND — 0.23%
Ryanair Holdings PLC ADR[a]	5,042	531,528

		531,528
ITALY — 0.95%
Atlantia SpA	24,700	779,940
CNH Industrial NV	52,936	635,822
Leonardo SpA	21,172	396,718
Prysmian SpA	11,076	374,228

		2,186,708
JAPAN — 15.23%
ANA Holdings Inc.	18,100	684,830
Asahi Glass Co. Ltd.	11,400	422,822
Central Japan Railway Co.	10,500	1,840,403
Dai Nippon Printing Co. Ltd.	15,500	370,821
Daikin Industries Ltd.	15,600	1,579,194
East Japan Railway Co.	20,800	1,918,962
FANUC Corp.	10,400	2,105,592
Hankyu Hanshin Holdings Inc.	15,600	591,765
ITOCHU Corp.	84,100	1,376,949
Japan Airlines Co. Ltd.	20,800	703,650
JGC Corp.	15,600	252,366
Kajima Corp.	52,000	516,466
Kawasaki Heavy Industries Ltd.	10,400	344,619
Kintetsu Group Holdings Co. Ltd.	10,400	386,657
Komatsu Ltd.	52,000	1,478,719
Kubota Corp.	62,400	1,133,916
LIXIL Group Corp.	15,600	413,820
Makita Corp.	15,600	628,490
Marubeni Corp.	98,800	674,524
Mitsubishi Corp.	84,200	1,956,426

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2017

Security	Shares	Value
Mitsubishi Electric Corp.	114,400	$1,786,658
Mitsubishi Heavy Industries Ltd.	17,600	695,619
Mitsui & Co. Ltd.	98,800	1,459,640
NGK Insulators Ltd.	15,600	292,141
Nidec Corp.	15,600	1,915,267
Nippon Express Co. Ltd.	5,200	338,613
NSK Ltd.	26,000	350,393
Obayashi Corp.	41,600	498,542
Odakyu Electric Railway Co. Ltd.	16,600	314,849
Recruit Holdings Co. Ltd.	83,200	1,801,256
Secom Co. Ltd.	10,400	757,792
Shimizu Corp.	41,600	460,847
SMC Corp./Japan	3,600	1,269,347
Sumitomo Corp.	67,600	971,977
Taisei Corp.	11,400	597,522
Tokyu Corp.	31,200	441,537
Toppan Printing Co. Ltd.	34,000	337,085
TOTO Ltd.	8,300	349,505
West Japan Railway Co.	10,400	722,683
Yamato Holdings Co. Ltd.	20,800	419,733

		35,161,997
MEXICO — 0.12%
Alfa SAB de CV	213,200	269,916

		269,916
NETHERLANDS — 1.00%
Randstad Holding NV	6,760	418,284
RELX NV	54,658	1,163,746
Wolters Kluwer NV	15,534	717,951

		2,299,981
SPAIN — 1.33%
Abertis Infraestructuras SA	40,508	818,894
ACS Actividades de Construccion y Servicios SA	14,884	551,718
Aena SME SAc	4,056	732,436
Ferrovial SA	27,483	605,134
International Consolidated Airlines Group SA	45,916	365,615

		3,073,797
SWEDEN — 3.36%
Alfa Laval AB	16,172	394,079
Assa Abloy AB Class B	53,352	1,215,762
Atlas Copco AB Class A	35,412	1,496,333
Atlas Copco AB Class B	20,167	780,258
Sandvik AB	60,164	1,035,614

Security	Shares	Value
Securitas AB Class B	17,264	$288,496
Skanska AB Class B	20,852	482,064
SKF AB Class B	20,280	441,013
Volvo AB Class B	84,136	1,618,327

		7,751,946
SWITZERLAND — 2.71%
ABB Ltd. Registered	103,810	2,568,429
Adecco Group AG Registered	9,204	717,220
Geberit AG Registered	2,028	960,135
Kuehne + Nagel International AG Registered	3,016	558,876
Schindler Holding AG Participation Certificates	2,392	528,781
Schindler Holding AG Registered	780	167,914
SGS SA Registered	312	749,045

		6,250,400
UNITED KINGDOM — 4.94%
Aggreko PLC	13,572	170,981
Ashtead Group PLC	26,979	651,173
Babcock International Group PLC	26,780	297,316
BAE Systems PLC	170,248	1,442,429
Bunzl PLC	17,670	537,437
Capita PLC	35,660	270,314
Cobham PLC	134,097	262,131
DCC PLC	4,836	470,071
easyJet PLC	13,888	226,761
Experian PLC	50,597	1,017,573
Ferguson PLC	13,459	884,084
G4S PLC	83,824	312,983
Hays PLC	77,272	196,355
IMI PLC	14,703	245,198
Intertek Group PLC	8,678	580,046
RELX PLC	56,976	1,251,353
Rentokil Initial PLC	98,516	397,315
Rolls-Royce Holdings PLC	98,904	1,177,000
Smiths Group PLC	20,956	443,383
Travis Perkins PLC	13,156	255,583
Weir Group PLC (The)	12,012	316,677

		11,406,163
UNITED STATES — 51.24%
3M Co.	31,984	6,713,442
Acuity Brands Inc.	2,288	391,889
Alaska Air Group Inc.	6,604	503,687
Allegion PLC	5,096	440,651

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2017

Security	Shares	Value
American Airlines Group Inc.	23,328	$1,107,847
AMETEK Inc.	12,220	807,009
AO Smith Corp.	7,761	461,236
Arconic Inc.	21,083	524,545
Boeing Co. (The)	29,796	7,574,441
Caterpillar Inc.	31,772	3,962,286
CH Robinson Worldwide Inc.	7,587	577,371
Cintas Corp.	4,628	667,728
CSX Corp.	49,140	2,666,336
Cummins Inc.	8,424	1,415,485
Deere & Co.	17,189	2,158,766
Delta Air Lines Inc.	35,620	1,717,596
Dover Corp.	8,320	760,365
Eaton Corp. PLC	23,816	1,828,831
Emerson Electric Co.	34,372	2,159,936
Equifax Inc.	6,443	682,894
Expeditors International of Washington Inc.	9,516	569,628
Fastenal Co.	15,544	708,496
FedEx Corp.	13,208	2,979,461
Flowserve Corp.	7,072	301,196
Fluor Corp.	7,644	321,812
Fortive Corp.	16,248	1,150,196
Fortune Brands Home & Security Inc.	8,064	542,143
General Dynamics Corp.	14,909	3,064,992
General Electric Co.	464,516	11,231,997
Honeywell International Inc.	40,768	5,778,456
IHS Markit Ltd.[a]	19,502	859,648
Illinois Tool Works Inc.	16,627	2,460,131
Ingersoll-Rand PLC	13,676	1,219,489
Jacobs Engineering Group Inc.	6,396	372,695
JB Hunt Transport Services Inc.	4,576	508,302
Johnson Controls International PLC	49,989	2,014,057
Kansas City Southern	5,668	615,998
L3 Technologies Inc.	4,160	783,869
Lockheed Martin Corp.	13,416	4,162,851
Masco Corp.	17,212	671,440
Nielsen Holdings PLC	18,140	751,903
Norfolk Southern Corp.	15,496	2,049,191
Northrop Grumman Corp.	9,312	2,679,249
PACCAR Inc.	18,824	1,361,728
Parker-Hannifin Corp.	7,176	1,255,943
Pentair PLC	8,788	597,232
Quanta Services Inc.[a]	8,008	299,259
Raytheon Co.	15,496	2,891,244

Security	Shares	Value
Republic Services Inc.	12,114	$800,251
Robert Half International Inc.	6,813	342,966
Rockwell Automation Inc.	6,916	1,232,500
Rockwell Collins Inc.	8,724	1,140,314
Roper Technologies Inc.	5,460	1,328,964
Snap-on Inc.	3,068	457,163
Southwest Airlines Co.	29,536	1,653,425
Stanley Black & Decker Inc.	8,144	1,229,500
Stericycle Inc.[a]	4,628	331,457
Textron Inc.	14,144	762,079
TransDigm Group Inc.	2,600	664,690
Union Pacific Corp.	42,900	4,975,113
United Continental Holdings Inc.[a]	13,832	842,092
United Parcel Service Inc. Class B	36,911	4,432,642
United Rentals Inc.[a]	4,576	634,874
United Technologies Corp.	39,788	4,618,591
Verisk Analytics Inc. Class Aa	8,311	691,392
Waste Management Inc.	21,628	1,692,824
WW Grainger Inc.	2,860	514,085
Xylem Inc./NY	9,568	599,244

		118,269,113

TOTAL COMMON STOCKS
(Cost: $215,219,471)		229,894,250

SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	877,757	878,021
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,f]	196,818	196,818

		1,074,839

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,074,839)		1,074,839

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $216,294,310)[g]	$230,969,089
Other Assets, Less Liabilities — (0.07)%	(156,943)

NET ASSETS — 100.00%	$230,812,146

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	Affiliated issuer. See Schedule 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $218,113,477. Net unrealized appreciation was $12,855,612, of which $24,201,464 represented gross unrealized appreciation on investments and $11,345,852 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	279,596	598,161	[b]	—	877,757	$878,021	$(85)	$(37)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	10,781	186,037	[b]	—	196,818	196,818	—	—	1,116

						$1,074,839	$(85)	$(37)	$1,116

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$229,894,250	$—	$—	$229,894,250
Money market funds	1,074,839	—	—	1,074,839

Total	$230,969,089	$—	$—	$230,969,089

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.38%

AUSTRALIA — 7.43%
Amcor Ltd./Australia	191,763	$2,288,600
BHP Billiton Ltd.	527,670	10,673,851
Fortescue Metals Group Ltd.	279,774	1,128,356
James Hardie Industries PLC	73,260	1,018,607
Newcrest Mining Ltd.	126,423	2,085,137
Orica Ltd.	60,984	946,016
Rio Tinto Ltd.	69,696	3,638,323
South32 Ltd.	875,853	2,247,268

		24,026,158
AUSTRIA — 0.29%
Voestalpine AG	18,612	949,324

		949,324
BELGIUM — 0.96%
Solvay SA	12,078	1,804,816
Umicore SAa	15,543	1,286,061

		3,090,877
BRAZIL — 1.61%
Vale SA ADR	516,326	5,199,403

		5,199,403
CANADA — 6.35%
Agnico Eagle Mines Ltd.	38,115	1,718,550
Agrium Inc.	22,770	2,434,578
Barrick Gold Corp.	192,060	3,083,648
CCL Industries Inc. Class B	23,265	1,123,208
First Quantum Minerals Ltd.	114,345	1,280,913
Franco-Nevada Corp.	29,700	2,295,448
Goldcorp Inc.	141,471	1,832,511
Kinross Gold Corp.[b]	205,920	871,001
Potash Corp. of Saskatchewan Inc.	138,699	2,663,855
Teck Resources Ltd. Class B	87,021	1,827,883
Wheaton Precious Metals Corp.	73,161	1,392,261

		20,523,856
CHILE — 0.44%
Empresas CMPC SA	224,532	591,885
Sociedad Quimica y Minera de Chile SA ADR	14,949	832,061

		1,423,946
DENMARK — 1.02%
Chr Hansen Holding A/S	16,344	1,402,072
Novozymes A/S Class B	36,729	1,885,229

		3,287,301

Security	Shares	Value
FINLAND — 1.15%
Stora Enso OYJ Class R	93,456	$1,320,279
UPM-Kymmene OYJ	88,011	2,385,788

		3,706,067
FRANCE — 3.09%
Air Liquide SA	64,251	8,571,803
Arkema SA	11,484	1,408,549

		9,980,352
GERMANY — 9.31%
BASF SE	150,975	16,070,569
HeidelbergCement AG	21,978	2,259,688
K+S AG Registered[a]	31,680	863,270
Lanxess AG	15,044	1,187,327
Linde AG	30,492	6,360,603
Symrise AGa	19,899	1,511,925
thyssenkrupp AG	62,271	1,845,940

		30,099,322
IRELAND — 2.00%
CRH PLC	137,412	5,243,021
Smurfit Kappa Group PLC	39,501	1,237,499

		6,480,520
JAPAN — 9.08%
Asahi Kasei Corp.	208,000	2,559,232
JFE Holdings Inc.	89,100	1,739,415
Kuraray Co. Ltd.	59,400	1,110,271
Mitsubishi Chemical Holdings Corp.	247,500	2,357,038
Mitsui Chemicals Inc.	39,600	1,203,145
Nippon Paint Holdings Co. Ltd.	29,700	1,009,217
Nippon Steel & Sumitomo Metal Corp.	148,529	3,408,916
Nitto Denko Corp.	29,700	2,475,418
Oji Holdings Corp.	109,000	587,776
Shin-Etsu Chemical Co. Ltd.	69,300	6,193,382
Sumitomo Chemical Co. Ltd.	297,000	1,854,848
Sumitomo Metal Mining Co. Ltd.	49,500	1,589,242
Taiheiyo Cement Corp.	19,800	764,278
Toray Industries Inc.	257,400	2,495,910

		29,348,088
MEXICO — 1.23%
Cemex SAB de CV CPO[b]	2,425,584	2,210,632
Grupo Mexico SAB de CV Series B	574,200	1,760,931

		3,971,563

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2017

Security	Shares	Value
NETHERLANDS — 2.77%
Akzo Nobel NV	41,283	$3,812,626
ArcelorMittal[b]	104,544	2,697,392
Koninklijke DSM NV	29,700	2,431,810

		8,941,828
NORWAY — 0.91%
Norsk Hydro ASA	224,532	1,633,155
Yara International ASA	29,007	1,299,800

		2,932,955
PERU — 0.17%
Southern Copper Corp.	13,761	547,137

		547,137
SOUTH KOREA — 1.94%
LG Chem Ltd.	7,722	2,642,881
POSCO	13,105	3,627,088

		6,269,969
SWEDEN — 0.72%
Boliden AB	44,550	1,504,767
Svenska Cellulosa AB SCA Class B	99,396	840,239

		2,345,006
SWITZERLAND — 3.51%
Clariant AG Registered	41,976	1,006,452
Givaudan SA Registered	1,287	2,802,510
LafargeHolcim Ltd. Registered	78,408	4,586,495
Sika AG Bearer	396	2,948,719

		11,344,176
TAIWAN — 2.06%
Formosa Chemicals & Fibre Corp.	594,100	1,806,359
Formosa Plastics Corp.	792,720	2,399,805
Nan Ya Plastics Corp.	990,940	2,441,077

		6,647,241
UNITED KINGDOM — 10.51%
Anglo American PLC	231,165	4,154,358
Antofagasta PLC	53,361	679,406
BHP Billiton PLC	347,589	6,130,075
Glencore PLC	2,003,859	9,194,591
Johnson Matthey PLC	32,076	1,471,789
Mondi PLC	60,687	1,632,485
Randgold Resources Ltd.	15,412	1,512,560
Rio Tinto PLC	197,703	9,212,069

		33,987,333
UNITED STATES — 32.83%
Air Products & Chemicals Inc.	35,739	5,404,452

Security	Shares	Value
Albemarle Corp.	18,216	$2,483,023
Avery Dennison Corp.	14,652	1,440,878
Ball Corp.	58,113	2,400,067
CF Industries Holdings Inc.	38,412	1,350,566
DowDuPont Inc.	383,823	26,572,066
Eastman Chemical Co.	24,057	2,176,918
Ecolab Inc.	42,867	5,513,125
FMC Corp.	21,978	1,962,855
Freeport-McMoRan Inc.[b]	220,275	3,092,661
International Flavors & Fragrances Inc.	12,969	1,853,400
International Paper Co.	68,211	3,875,749
LyondellBasell Industries NV Class A	54,549	5,403,078
Martin Marietta Materials Inc.	10,395	2,143,761
Monsanto Co.	72,171	8,647,529
Mosaic Co. (The)	67,815	1,464,126
Newmont Mining Corp.	88,110	3,305,006
Nucor Corp.	53,163	2,979,254
Packaging Corp. of America	15,642	1,793,825
PPG Industries Inc.	41,976	4,561,112
Praxair Inc.	46,926	6,557,439
Sealed Air Corp.	32,670	1,395,662
Sherwin-Williams Co. (The)	13,365	4,785,205
Vulcan Materials Co.	21,780	2,604,888
WestRock Co.	41,679	2,364,450

		106,131,095

TOTAL COMMON STOCKS
(Cost: $353,428,316)		321,233,517

PREFERRED STOCKS — 0.18%

BRAZIL — 0.18%
Gerdau SA ADR, Preference Shares	164,934	565,723

		565,723

TOTAL PREFERRED STOCKS
(Cost: $1,835,532)		565,723

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

September 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	2,574,811	2,575,584
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	181,254	181,254

		2,756,838

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,756,838)		2,756,838

Value
TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $358,020,686)[f]	$324,556,078
Other Assets, Less Liabilities — (0.41)%	(1,311,866)

NET ASSETS — 100.00%	$323,244,212

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $367,598,447. Net unrealized depreciation was $43,042,369, of which $31,581,852 represented gross unrealized appreciation on investments and $74,624,221 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	668,160	1,906,651	[b]	—	2,574,811	$2,575,584	$(94)	$(267)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	90,362	90,892	[b]	—	181,254	181,254	—	—	3,751

						$2,756,838	$(94)	$(267)	$3,751

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$321,233,517	$—	$—	$321,233,517
Preferred stocks	565,723	—	—	565,723
Money market funds	2,756,838	—	—	2,756,838

Total	$324,556,078	$—	$—	$324,556,078

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AUSTRALIA — 0.09%
Computershare Ltd.	113,570	$1,289,460

		1,289,460
BRAZIL — 0.12%
Cielo SA	246,051	1,709,752

		1,709,752
CANADA — 0.45%
BlackBerry Ltd.[a,b]	106,520	1,188,146
CGI Group Inc. Class Aa	59,040	3,054,322
Constellation Software Inc./Canada	4,305	2,343,250

		6,585,718
CHINA — 3.63%
Tencent Holdings Ltd.	1,230,000	52,943,526

		52,943,526
FINLAND — 0.53%
Nokia OYJ	1,300,110	7,807,905

		7,807,905
FRANCE — 0.91%
Atos SE	20,632	3,201,337
Capgemini SE	35,055	4,109,388
Dassault Systemes SE	30,545	3,090,679
STMicroelectronics NV New	148,625	2,872,767

		13,274,171
GERMANY — 2.27%
Infineon Technologies AG	250,510	6,299,169
SAP SE	222,425	24,372,900
Wirecard AGb	26,240	2,401,329

		33,073,398
JAPAN — 5.20%
Canon Inc.	246,000	8,402,878
FUJIFILM Holdings Corp.	102,500	3,976,525
Fujitsu Ltd.	410,000	3,044,632
Hirose Electric Co. Ltd.	5,355	753,549
Hitachi Ltd.	1,025,000	7,220,028
Keyence Corp.	20,820	11,051,348
Konica Minolta Inc.	143,500	1,177,933
Kyocera Corp.	82,000	5,086,164
Murata Manufacturing Co. Ltd.	44,900	6,597,486
NEC Corp.	52,800	1,430,640
Nintendo Co. Ltd.	25,200	9,304,064
NTT Data Corp.	167,700	1,793,726

Security	Shares	Value
Omron Corp.	46,100	$2,346,671
Ricoh Co. Ltd.	205,000	1,992,360
Rohm Co. Ltd.	20,500	1,755,608
TDK Corp.	26,300	1,785,031
Tokyo Electron Ltd.	41,000	6,293,963
Yahoo Japan Corp.	369,000	1,750,509

		75,763,115
NETHERLANDS — 1.18%
ASML Holding NV	96,145	16,373,092
Gemalto NV	18,860	842,688

		17,215,780
SOUTH KOREA — 4.37%
NAVER Corp.	6,560	4,266,993
Samsung Electronics Co. Ltd.	22,345	50,021,897
SK Hynix Inc.	129,560	9,377,504

		63,666,394
SPAIN — 0.44%
Amadeus IT Group SA	97,990	6,370,246

		6,370,246
SWEDEN — 0.46%
Hexagon AB Class B	57,810	2,859,213
Telefonaktiebolaget LM Ericsson Class B	674,860	3,866,926

		6,726,139
TAIWAN — 3.37%
Hon Hai Precision Industry Co. Ltd.	3,485,473	12,298,694
Largan Precision Co. Ltd.	22,000	3,866,904
MediaTek Inc.	410,000	3,846,623
Taiwan Semiconductor Manufacturing Co. Ltd.	4,100,600	29,276,478

		49,288,699
UNITED KINGDOM — 0.16%
Sage Group PLC (The)	246,410	2,309,212

		2,309,212
UNITED STATES — 76.62%
Accenture PLC Class A	137,965	18,634,933
Activision Blizzard Inc.	168,305	10,857,356
Adobe Systems Inc.[a]	110,290	16,453,062
Advanced Micro Devices Inc.[a,b]	174,250	2,221,688
Akamai Technologies Inc.[a]	38,540	1,877,669
Alliance Data Systems Corp.	10,865	2,407,141
Alphabet Inc. Class Aa	66,625	64,874,095
Alphabet Inc. Class Ca	67,035	64,293,939

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

September 30, 2017

Security	Shares	Value
Amphenol Corp. Class A	68,470	$5,795,301
Analog Devices Inc.	82,000	7,065,940
ANSYS Inc.[a]	18,860	2,314,688
Apple Inc.	1,150,665	177,340,490
Applied Materials Inc.	236,775	12,333,610
Autodesk Inc.[a]	48,790	5,477,165
Automatic Data Processing Inc.	99,015	10,824,320
Broadcom Ltd.	90,405	21,926,829
CA Inc.	68,675	2,292,372
Cadence Design Systems Inc.[a]	62,115	2,451,679
Cisco Systems Inc.	1,113,150	37,435,234
Citrix Systems Inc.[a]	32,390	2,488,200
Cognizant Technology Solutions Corp. Class A	131,815	9,561,860
Corning Inc.	201,515	6,029,329
CSRA Inc.	36,216	1,168,690
DXC Technology Co.	63,345	5,440,069
eBay Inc.[a]	222,015	8,538,697
Electronic Arts Inc.[a]	68,880	8,131,973
F5 Networks Inc.[a]	14,145	1,705,321
Facebook Inc. Class Aa	527,875	90,198,001
Fidelity National Information Services Inc.	73,800	6,892,182
Fiserv Inc.[a]	47,355	6,106,901
FLIR Systems Inc.	30,340	1,180,529
Gartner Inc.[a]	20,090	2,499,397
Global Payments Inc.	34,030	3,233,871
Harris Corp.	26,650	3,509,272
Hewlett Packard Enterprise Co.	366,745	5,394,819
HP Inc.	372,690	7,438,892
Intel Corp.	1,044,680	39,781,414
International Business Machines Corp.	192,905	27,986,657
Intuit Inc.	54,325	7,721,756
Juniper Networks Inc.	84,870	2,361,932
KLA-Tencor Corp.	35,055	3,715,830
Lam Research Corp.	36,285	6,714,176
Mastercard Inc. Class A	208,485	29,438,082
Microchip Technology Inc.	51,660	4,638,035
Micron Technology Inc.[a]	247,435	9,731,619
Microsoft Corp.	1,716,260	127,844,207
Motorola Solutions Inc.	36,490	3,096,906
NetApp Inc.	60,475	2,646,386
NVIDIA Corp.	133,455	23,857,750
Oracle Corp.	672,605	32,520,452

Security	Shares	Value
Paychex Inc.	70,520	$4,228,379
PayPal Holdings Inc.[a]	251,945	16,132,038
Qorvo Inc.[a]	28,495	2,014,027
QUALCOMM Inc.	329,230	17,067,283
Red Hat Inc.[a]	39,770	4,408,902
salesforce.com Inc.[a]	152,110	14,210,116
Seagate Technology PLC	64,165	2,128,353
Skyworks Solutions Inc.	41,000	4,177,900
Symantec Corp.	136,735	4,486,275
Synopsys Inc.[a]	33,620	2,707,419
TE Connectivity Ltd.	78,720	6,538,483
Texas Instruments Inc.	218,940	19,625,782
Total System Services Inc.	36,900	2,416,950
VeriSign Inc.[a,b]	19,270	2,050,135
Visa Inc. Class A	408,155	42,954,232
Western Digital Corp.	65,600	5,667,840
Western Union Co. (The)	104,550	2,007,360
Xerox Corp.	46,786	1,557,506
Xilinx Inc.	55,145	3,905,920

		1,116,735,616

TOTAL COMMON STOCKS
(Cost: $1,026,948,013)		1,454,759,131

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	6,586,145	6,588,121
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	2,098,149	2,098,149

		8,686,270

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,685,754)		8,686,270

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.40%
(Cost: $1,035,633,767)[f]	$1,463,445,401
Other Assets, Less Liabilities — (0.40)%	(5,825,271)

NET ASSETS — 100.00%	$1,457,620,130

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,044,062,052. Net unrealized appreciation was $419,383,349, of which $456,057,274 represented gross unrealized appreciation on investments and $36,673,925 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	2,257,923	4,328,222	[b]	—	6,586,145	$6,588,121	$32	$(385)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	643,125	1,455,024	[b]	—	2,098,149	2,098,149	—	—	7,802

						$8,686,270	$32	$(385)	$7,802

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,454,759,131	$—	$—	$1,454,759,131
Money market funds	8,686,270	—	—	8,686,270

Total	$1,463,445,401	$—	$—	$1,463,445,401

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.96%

AUSTRALIA — 2.61%
Telstra Corp. Ltd.	3,165,161	$8,667,564

		8,667,564
BELGIUM — 0.43%
Proximus SADP	41,381	1,426,280

		1,426,280
CANADA — 6.54%
BCE Inc.	239,376	11,189,318
Rogers Communications Inc. Class B	94,986	4,886,579
TELUS Corp.	157,928	5,667,300

		21,743,197
CHINA — 4.46%
China Mobile Ltd.	1,461,500	14,810,161

		14,810,161
DENMARK — 0.38%
TDC A/S	217,931	1,277,161

		1,277,161
FRANCE — 2.82%
Orange SA	570,962	9,355,374

		9,355,374
GERMANY — 4.84%
Deutsche Telekom AG Registered	861,673	16,079,695

		16,079,695
ITALY — 0.87%
Telecom Italia SpA/Milano[a]	3,074,963	2,880,911

		2,880,911
JAPAN — 16.67%
KDDI Corp.	484,800	12,778,409
Nippon Telegraph & Telephone Corp.	337,700	15,471,229
NTT DOCOMO Inc.	370,500	8,460,625
SoftBank Group Corp.	231,400	18,673,989

		55,384,252
MEXICO — 1.66%
America Movil SAB de CV Series L	6,207,602	5,524,174

		5,524,174
NETHERLANDS — 1.18%
Koninklijke KPN NV	1,136,510	3,903,104

		3,903,104

Security	Shares	Value
NORWAY — 1.17%
Telenor ASA	184,476	$3,902,586

		3,902,586
SINGAPORE — 1.73%
Singapore Telecommunications Ltd.	2,126,350	5,762,339

		5,762,339
SPAIN — 3.86%
Telefonica SA	1,179,825	12,820,895

		12,820,895
SWEDEN — 1.67%
Millicom International Cellular SA SDR	16,481	1,085,293
Tele2 AB Class B	92,300	1,053,907
Telia Co. AB	727,665	3,419,754

		5,558,954
SWITZERLAND — 1.05%
Swisscom AG Registered	6,769	3,471,246

		3,471,246
TAIWAN — 1.04%
Chunghwa Telecom Co. Ltd. ADR[b]	101,040	3,446,474

		3,446,474
UNITED KINGDOM — 8.47%
BT Group PLC	2,201,837	8,386,673
Vodafone Group PLC	7,054,280	19,761,611

		28,148,284
UNITED STATES — 37.51%
AT&T Inc.	1,634,037	64,005,229
CenturyLink Inc.	144,636	2,733,621
Level 3 Communications Inc.[a]	78,184	4,166,425
Verizon Communications Inc.	1,085,642	53,728,423

		124,633,698

TOTAL COMMON STOCKS
(Cost: $357,742,415)		328,796,349

PREFERRED STOCKS — 0.35%

ITALY — 0.35%
Telecom Italia SpA/Milano, Preference Shares	1,564,293	1,176,159

		1,176,159

TOTAL PREFERRED STOCKS
(Cost: $1,631,665)		1,176,159

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

September 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	3,499	$3,500
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	163,308	163,308

		166,808

TOTAL SHORT-TERM INVESTMENTS
(Cost: $166,808)		166,808

TOTAL INVESTMENTS IN SECURITIES — 99.36%
(Cost: $359,540,888)[f]		330,139,316
Other Assets, Less Liabilities — 0.64%		2,111,985

NET ASSETS — 100.00%		$332,251,301

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $365,559,804. Net unrealized depreciation was $35,420,488, of which $24,158,325 represented gross unrealized appreciation on investments and $59,578,813 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	202,799	—	(199,300)[b]	3,499	$3,500	$—	$—	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	189,481	—	(26,173)[b]	163,308	163,308	—	—		1,197

					$166,808	$—	$—		$1,197

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

September 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$328,796,349	$—	$—	$328,796,349
Preferred stocks	1,176,159	—	—	1,176,159
Money market funds	166,808	—	—	166,808

Total	$330,139,316	$—	$—	$330,139,316

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.51%

AUSTRALIA — 1.66%
AGL Energy Ltd.	96,883	$1,776,569
APA Group	164,294	1,076,426

		2,852,995
BRAZIL — 0.35%
CPFL Energia SA ADR	34,733	596,018

		596,018
CANADA — 1.98%
Emera Inc.	31,585	1,193,545
Fortis Inc./Canada	61,864	2,215,064

		3,408,609
CHILE — 0.74%
Enel Americas SA ADR	83,366	852,000
Enel Generacion Chile SA ADR	16,291	429,431

		1,281,431
DENMARK — 1.05%
DONG Energy A/Sa	31,630	1,810,932

		1,810,932
FINLAND — 0.77%
Fortum OYJ	66,886	1,335,536

		1,335,536
FRANCE — 4.59%
Electricite de France SA	53,755	652,967
Engie SA	241,366	4,100,375
Suez	64,720	1,181,727
Veolia Environnement SA	85,206	1,969,281

		7,904,350
GERMANY — 3.11%
E.ON SE	326,238	3,693,256
RWE AGb	73,548	1,671,148

		5,364,404
HONG KONG — 3.98%
CLP Holdings Ltd.	290,000	2,972,141
Hong Kong & China Gas Co. Ltd.	1,189,502	2,235,637
Power Assets Holdings Ltd.	191,500	1,658,619

		6,866,397
ITALY — 5.01%
Enel SpA	1,146,122	6,903,444
Italgas SpA	81,864	459,703
Terna Rete Elettrica Nazionale SpA	216,542	1,265,131

		8,628,278

Security	Shares	Value
JAPAN — 3.60%
Chubu Electric Power Co. Inc.	106,900	$1,326,694
Kansai Electric Power Co. Inc. (The)	119,000	1,521,792
Kyushu Electric Power Co. Inc.	70,200	745,249
Osaka Gas Co. Ltd.	61,800	1,148,542
Tokyo Gas Co. Ltd.	59,800	1,465,184

		6,207,461
PORTUGAL — 0.78%
EDP – Energias de Portugal SA	358,077	1,348,269

		1,348,269
SOUTH KOREA — 0.74%
Korea Electric Power Corp. ADR	75,912	1,272,285

		1,272,285
SPAIN — 5.74%
Acciona SA	4,575	368,052
Endesa SA	46,552	1,049,769
Gas Natural SDG SA	51,394	1,137,996
Iberdrola SA	798,966	6,207,498
Red Electrica Corp. SA	53,610	1,126,856

		9,890,171
UNITED KINGDOM — 7.97%
Centrica PLC	834,276	2,093,103
National Grid PLC	534,481	6,630,180
Severn Trent PLC	35,771	1,042,870
SSE PLC	149,493	2,801,924
United Utilities Group PLC	102,018	1,169,575

		13,737,652
UNITED STATES — 57.44%
AES Corp./VA	97,178	1,070,902
Alliant Energy Corp.	33,901	1,409,265
Ameren Corp.	35,606	2,059,451
American Electric Power Co. Inc.	72,288	5,077,509
American Water Works Co. Inc.	26,219	2,121,379
CenterPoint Energy Inc.	63,344	1,850,278
CMS Energy Corp.	41,383	1,916,861
Consolidated Edison Inc.	45,632	3,681,590
Dominion Energy Inc.	94,665	7,282,578
DTE Energy Co.	26,371	2,831,191
Duke Energy Corp.	103,193	8,659,956
Edison International	48,070	3,709,562
Entergy Corp.	26,390	2,015,140
Eversource Energy	46,554	2,813,724
Exelon Corp.	141,281	5,322,055
FirstEnergy Corp.	65,389	2,015,943

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2017

Security	Shares	Value
NextEra Energy Inc.	68,912	$10,099,054
NiSource Inc.	47,833	1,224,046
NRG Energy Inc.	44,047	1,127,163
PG&E Corp.	75,493	5,140,318
Pinnacle West Capital Corp.	16,394	1,386,277
PPL Corp.	100,445	3,811,888
Public Service Enterprise Group Inc.	74,410	3,441,462
SCANA Corp.	21,012	1,018,872
Sempra Energy	36,979	4,220,413
Southern Co. (The)	147,316	7,239,108
WEC Energy Group Inc.	46,400	2,912,992
Xcel Energy Inc.	74,552	3,527,801

		98,986,778

TOTAL COMMON STOCKS
(Cost: $198,188,643)		171,491,566

PREFERRED STOCKS — 0.18%

BRAZIL — 0.18%
Cia. Energetica de Minas Gerais ADR, Preference Shares	123,505	306,292

		306,292

TOTAL PREFERRED STOCKS
(Cost: $804,656)		306,292

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	180,623	180,623

		180,623

TOTAL SHORT-TERM INVESTMENTS
(Cost: $180,623)		180,623

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $199,173,922)[e]		171,978,481
Other Assets, Less Liabilities — 0.21%		364,306

NET ASSETS — 100.00%		$172,342,787

ADR  —  American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $204,042,579. Net unrealized depreciation was $32,064,098, of which $6,629,475 represented gross unrealized appreciation on investments and $38,693,573 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	96,482	—		(96,482)[b]	—	$—	$(6)	$1	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	20,866	159,757	[b]	—	180,623	180,623	—	—	880

						$180,623	$(6)	$1	$880

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

September 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$171,491,566	$—	$—	$171,491,566
Preferred stocks	306,292	—	—	306,292
Money market funds	180,623	—	—	180,623

Total	$171,978,481	$—	$—	$171,978,481

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$245,723,299	$513,891,680	$1,092,457,966
Affiliated (Note 2)	12,910,190	668,385	20,473,415

Total cost of investments in securities	$258,633,489	$514,560,065	$1,112,931,381

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$244,214,157	$613,067,528	$918,675,409
Affiliated (Note 2)	12,911,054	668,377	20,473,740
Foreign currency, at value[b]	132,053	746,549	974,564
Cash	752	—	—
Receivables:
Dividends and interest	400,020	1,390,725	1,691,597
Tax reclaims	108,354	870,833	31,302

Total Assets	257,766,390	616,744,012	941,846,612

LIABILITIES
Payables:
Investment securities purchased	105	—	629,731
Collateral for securities on loan (Note 1)	12,813,957	76,800	19,271,196
Capital shares redeemed	69,362	—	—
Investment advisory fees (Note 2)	95,106	240,056	330,549

Total Liabilities	12,978,530	316,856	20,231,476

NET ASSETS	$244,787,860	$616,427,156	$921,615,136

Net assets consist of:
Paid-in capital	$255,159,239	$519,415,314	$1,210,166,956
Undistributed net investment income	880,792	3,493,437	10,149,084
Accumulated net realized loss	(9,746,921)	(5,662,855)	(124,905,562)
Net unrealized appreciation (depreciation)	(1,505,250)	99,181,260	(173,795,342)

NET ASSETS	$244,787,860	$616,427,156	$921,615,136

Shares outstanding[c]	2,400,000	6,050,000	27,150,000

Net asset value per share	$101.99	$101.89	$33.95

[a]	Securities on loan with values of $12,543,380, $ — and $18,706,169, respectively. See Note 1.
[b]	Cost of foreign currency: $133,428, $746,925 and $983,967, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$440,918,606	$1,364,168,309	$215,219,471
Affiliated (Note 2)	7,554,737	2,530,522	1,074,839

Total cost of investments in securities	$448,473,343	$1,366,698,831	$216,294,310

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$463,712,696	$1,593,600,611	$229,894,250
Affiliated (Note 2)	8,984,401	2,530,749	1,074,839
Foreign currency, at value[b]	615,779	517,020	167,514
Cash	—	—	6,154
Receivables:
Dividends and interest	644,556	2,117,420	470,963
Tax reclaims	125,972	3,532,182	125,689
Foreign withholding tax claims (Note 7)	—	—	38,431

Total Assets	474,083,404	1,602,297,982	231,777,840

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	631,981	755,788	878,143
Professional fees (Note 7)	—	—	384
Investment advisory fees (Note 2)	177,759	619,574	87,167

Total Liabilities	809,740	1,375,362	965,694

NET ASSETS	$473,273,664	$1,600,922,620	$230,812,146

Net assets consist of:
Paid-in capital	$532,313,242	$1,379,092,561	$217,418,813
Undistributed net investment income	2,289,950	4,342,244	1,018,454
Accumulated net realized loss	(85,557,721)	(12,040,060)	(2,306,003)
Net unrealized appreciation	24,228,193	229,527,875	14,680,882

NET ASSETS	$473,273,664	$1,600,922,620	$230,812,146

Shares outstanding[c]	7,100,000	14,250,000	2,600,000

Net asset value per share	$66.66	$112.35	$88.77

[a]	Securities on loan with values of $609,557, $750,257 and $841,303, respectively. See Note 1.
[b]	Cost of foreign currency: $617,236, $521,290 and $169,316, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$355,248,544	$1,026,948,013	$359,374,080
Affiliated (Note 2)	2,756,838	8,685,754	166,808

Total cost of investments in securities	$358,005,382	$1,035,633,767	$359,540,888

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$321,799,240	$1,454,759,131	$329,972,508
Affiliated (Note 2)	2,756,838	8,686,270	166,808
Foreign currency, at value[b]	776,111	314,239	1,321,561
Receivables:
Dividends and interest	632,369	750,412	781,397
Tax reclaims	206,232	73,072	139,256
Foreign withholding tax claims (Note 7)	126,917	182,921	—

Total Assets	326,297,707	1,464,766,045	332,381,530

LIABILITIES
Payables:
Investment securities purchased	352,330	—	—
Collateral for securities on loan (Note 1)	2,576,231	6,587,421	3,500
Professional fees (Note 7)	1,269	1,829	—
Investment advisory fees (Note 2)	123,665	556,665	126,729

Total Liabilities	3,053,495	7,145,915	130,229

NET ASSETS	$323,244,212	$1,457,620,130	$332,251,301

Net assets consist of:
Paid-in capital	$450,417,621	$1,049,213,791	$424,679,973
Undistributed net investment income	1,213,517	5,032,186	3,731,774
Accumulated net realized loss	(94,928,573)	(24,448,007)	(66,754,621)
Net unrealized appreciation (depreciation)	(33,458,353)	427,822,160	(29,405,825)

NET ASSETS	$323,244,212	$1,457,620,130	$332,251,301

Shares outstanding[c]	4,950,000	10,250,000	5,500,000

Net asset value per share	$65.30	$142.21	$60.41

[a]	Securities on loan with values of $2,478,418, $6,418,766 and $3,411, respectively. See Note 1.
[b]	Cost of foreign currency: $780,629, $316,576 and $1,322,823, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

iShares Global Utilities ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$198,993,299
Affiliated (Note 2)	180,623

Total cost of investments in securities	$199,173,922

Investments in securities, at fair value (Note 1):
Unaffiliated	$171,797,858
Affiliated (Note 2)	180,623
Foreign currency, at value[a]	232,287
Receivables:
Investment securities sold	285
Dividends	281,025
Tax reclaims	8,521
Foreign withholding tax claims (Note 7)	118,385

Total Assets	172,618,984

LIABILITIES
Payables:
Investment securities purchased	209,075
Professional fees (Note 7)	1,184
Investment advisory fees (Note 2)	65,938

Total Liabilities	276,197

NET ASSETS	$172,342,787

Net assets consist of:
Paid-in capital	$239,237,046
Undistributed net investment income	1,648,932
Accumulated net realized loss	(41,352,668)
Net unrealized depreciation	(27,190,523)

NET ASSETS	$172,342,787

Shares outstanding[b]	3,400,000

Net asset value per share	$50.69

[a]	Cost of foreign currency: $234,665.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,486,106	$9,455,199	$19,602,850
Dividends — affiliated (Note 2)	914	3,915	3,649
Securities lending income — affiliated — net (Note 2)	30,557	5,455	42,966

Total investment income	2,517,577	9,464,569	19,649,465

EXPENSES
Investment advisory fees (Note 2)	566,545	1,474,083	2,058,425
Proxy fees	5,159	13,269	19,490

Total expenses	571,704	1,487,352	2,077,915

Net investment income	1,945,873	7,977,217	17,571,550

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,928,318)	(674,059)	(25,590,049)
Investments — affiliated (Note 2)	62	(20)	(1,124)
In-kind redemptions — unaffiliated	1,520,898	1,666,731	3,341,545
Foreign currency transactions	34,647	61,969	109,759

Net realized gain (loss)	(372,711)	1,054,621	(22,139,869)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	13,478,527	13,598,040	36,449,379
Investments — affiliated (Note 2)	(710)	(8)	(598)
Translation of assets and liabilities in foreign currencies	8,948	55,495	(6,345)

Net change in unrealized appreciation/depreciation	13,486,765	13,653,527	36,442,436

Net realized and unrealized gain	13,114,054	14,708,148	14,302,567

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,059,927	$22,685,365	$31,874,117

[a]	Net of foreign withholding tax of $141,021, $523,249 and $845,980, respectively.

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,774,107	$14,081,443	$2,790,510
Dividends — affiliated (Note 2)	80,588	7,807	1,116
Securities lending income — affiliated — net (Note 2)	12,551	12,127	2,630

	6,867,246	14,101,377	2,794,256
Less: Other foreign taxes (Note 1)	(788)	—	—

Total investment income	6,866,458	14,101,377	2,794,256

EXPENSES
Investment advisory fees (Note 2)	1,004,692	3,677,420	560,094
Proxy fees	8,437	32,884	4,665

Total expenses	1,013,129	3,710,304	564,759

Net investment income	5,853,329	10,391,073	2,229,497

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,840,904)	1,842,621	(614,110)
Investments — affiliated (Note 2)	(4,705)	152	(85)
In-kind redemptions — unaffiliated	4,257,835	21,177,890	19,116,970
In-kind redemptions — affiliated (Note 2)	76,984	—	—
Foreign currency transactions	54,393	29,692	3,324

Net realized gain	543,603	23,050,355	18,506,099

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	37,788,908	116,181,199	2,284,553
Investments — affiliated (Note 2)	859,502	(1,776)	(37)
Translation of assets and liabilities in foreign currencies	15,070	238,772	12,910

Net change in unrealized appreciation/depreciation	38,663,480	116,418,195	2,297,426

Net realized and unrealized gain	39,207,083	139,468,550	20,803,525

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,060,412	$149,859,623	$23,033,022

[a]	Net of foreign withholding tax of $484,047, $614,462 and $147,515, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,777,469	$9,254,665	$8,129,131
Dividends — affiliated (Note 2)	3,751	7,802	1,197
Securities lending income — affiliated — net (Note 2)	7,918	9,075	410

Total investment income	3,789,138	9,271,542	8,130,738

EXPENSES
Investment advisory fees (Note 2)	611,474	2,907,086	750,576
Proxy fees	5,530	23,991	6,462

Total expenses	617,004	2,931,077	757,038

Net investment income	3,172,134	6,340,465	7,373,700

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,406,400)	1,394,153	(1,267,571)
Investments — affiliated (Note 2)	(94)	32	—
In-kind redemptions — unaffiliated	6,818,396	13,167,786	—
Foreign currency transactions	40,760	47,009	24,165

Net realized gain (loss)	2,452,662	14,608,980	(1,243,406)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	23,201,219	150,249,674	4,323,546
Investments — affiliated (Note 2)	(267)	(385)	—
Translation of assets and liabilities in foreign currencies	22,910	(19,688)	3,307

Net change in unrealized appreciation/depreciation	23,223,862	150,229,601	4,326,853

Net realized and unrealized gain	25,676,524	164,838,581	3,083,447

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,848,658	$171,179,046	$10,457,147

[a]	Net of foreign withholding tax of $305,157, $481,820 and $449,524, respectively.

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

iShares Global Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,670,803
Dividends — affiliated (Note 2)	880
Securities lending income — affiliated — net (Note 2)	6,497

Total investment income	3,678,180

EXPENSES
Investment advisory fees (Note 2)	357,418
Proxy fees	2,979

Total expenses	360,397

Net investment income	3,317,783

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,516,266)
Investments — affiliated (Note 2)	(6)
In-kind redemptions — unaffiliated	154,528
Foreign currency transactions	12,940

Net realized loss	(1,348,804)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	7,679,352
Investments — affiliated (Note 2)	1
Translation of assets and liabilities in foreign currencies	11,814

Net change in unrealized appreciation/depreciation	7,691,167

Net realized and unrealized gain	6,342,363

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,660,146

[a]	Net of foreign withholding tax of $101,291.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global Consumer Discretionary ETF		iShares Global Consumer Staples ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,945,873	$4,762,490	$7,977,217	$12,882,110
Net realized gain (loss)	(372,711)	8,167,033	1,054,621	20,523,169
Net change in unrealized appreciation/depreciation	13,486,765	14,021,079	13,653,527	(10,393,023)

Net increase in net assets resulting from operations	15,059,927	26,950,602	22,685,365	23,012,256

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,719,636)	(5,099,093)	(6,972,910)	(13,709,476)

Total distributions to shareholders	(1,719,636)	(5,099,093)	(6,972,910)	(13,709,476)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,688,332	155,878,341	—	24,851,058
Cost of shares redeemed	(10,115,047)	(241,018,442)	(5,045,782)	(66,950,462)

Net increase (decrease) in net assets from capital share transactions	28,573,285	(85,140,101)	(5,045,782)	(42,099,404)

INCREASE (DECREASE) IN NET ASSETS	41,913,576	(63,288,592)	10,666,673	(32,796,624)

NET ASSETS
Beginning of period	202,874,284	266,162,876	605,760,483	638,557,107

End of period	$244,787,860	$202,874,284	$616,427,156	$605,760,483

Undistributed net investment income included in net assets at end of period	$880,792	$654,555	$3,493,437	$2,489,130

SHARES ISSUED AND REDEEMED
Shares sold	400,000	1,700,000	—	250,000
Shares redeemed	(100,000)	(2,600,000)	(50,000)	(700,000)

Net increase (decrease) in shares outstanding	300,000	(900,000)	(50,000)	(450,000)

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Energy ETF		iShares Global Financials ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,571,550	$32,289,122	$5,853,329	$7,169,357
Net realized gain (loss)	(22,139,869)	41,173,818	543,603	5,245,353
Net change in unrealized appreciation/depreciation	36,442,436	84,025,973	38,663,480	58,448,497

Net increase in net assets resulting from operations	31,874,117	157,488,913	45,060,412	70,863,207

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,418,085)	(33,353,608)	(5,547,868)	(6,581,935)

Total distributions to shareholders	(14,418,085)	(33,353,608)	(5,547,868)	(6,581,935)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,540,062	177,574,491	70,005,966	222,441,836
Cost of shares redeemed	(77,144,442)	(371,553,063)	(22,434,256)	(127,989,086)

Net increase (decrease) in net assets from capital share transactions	(46,604,380)	(193,978,572)	47,571,710	94,452,750

INCREASE (DECREASE) IN NET ASSETS	(29,148,348)	(69,843,267)	87,084,254	158,734,022

NET ASSETS
Beginning of period	950,763,484	1,020,606,751	386,189,410	227,455,388

End of period	$921,615,136	$950,763,484	$473,273,664	$386,189,410

Undistributed net investment income included in net assets at end of period	$10,149,084	$6,995,619	$2,289,950	$1,984,489

SHARES ISSUED AND REDEEMED
Shares sold	900,000	5,400,000	1,100,000	4,000,000
Shares redeemed	(2,400,000)	(11,250,000)	(350,000)	(2,250,000)

Net increase (decrease) in shares outstanding	(1,500,000)	(5,850,000)	750,000	1,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Healthcare ETF		iShares Global Industrials ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,391,073	$22,885,115	$2,229,497	$3,555,558
Net realized gain	23,050,355	130,433,746	18,506,099	14,160,891
Net change in unrealized appreciation/depreciation	116,418,195	(28,266,731)	2,297,426	10,890,628

Net increase in net assets resulting from operations	149,859,623	125,052,130	23,033,022	28,607,077

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,124,339)	(25,345,606)	(2,221,425)	(3,326,643)

Total distributions to shareholders	(14,124,339)	(25,345,606)	(2,221,425)	(3,326,643)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	58,616,347	224,501,384	89,254,043	67,236,818
Cost of shares redeemed	(69,813,201)	(457,871,146)	(88,475,436)	(73,384,431)

Net increase (decrease) in net assets from capital share transactions	(11,196,854)	(233,369,762)	778,607	(6,147,613)

INCREASE (DECREASE) IN NET ASSETS	124,538,430	(133,663,238)	21,590,204	19,132,821

NET ASSETS
Beginning of period	1,476,384,190	1,610,047,428	209,221,942	190,089,121

End of period	$1,600,922,620	$1,476,384,190	$230,812,146	$209,221,942

Undistributed net investment income included in net assets at end of period	$4,342,244	$8,075,510	$1,018,454	$1,010,382

SHARES ISSUED AND REDEEMED
Shares sold	550,000	2,300,000	1,050,000	850,000
Shares redeemed	(650,000)	(4,650,000)	(1,050,000)	(950,000)

Net decrease in shares outstanding	(100,000)	(2,350,000)	—	(100,000)

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Materials ETF		iShares Global Tech ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,172,134	$4,221,776	$6,340,465	$10,050,667
Net realized gain	2,452,662	17,621,648	14,608,980	83,010,473
Net change in unrealized appreciation/depreciation	23,223,862	32,645,693	150,229,601	114,679,091

Net increase in net assets resulting from operations	28,848,658	54,489,117	171,179,046	207,740,231

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,927,124)	(3,460,561)	(5,691,507)	(9,519,778)

Total distributions to shareholders	(2,927,124)	(3,460,561)	(5,691,507)	(9,519,778)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	80,983,214	167,907,507	264,414,405	275,038,679
Cost of shares redeemed	(44,343,443)	(136,905,774)	(26,835,395)	(183,920,462)

Net increase in net assets from capital share transactions	36,639,771	31,001,733	237,579,010	91,118,217

INCREASE IN NET ASSETS	62,561,305	82,030,289	403,066,549	289,338,670

NET ASSETS
Beginning of period	260,682,907	178,652,618	1,054,553,581	765,214,911

End of period	$323,244,212	$260,682,907	$1,457,620,130	$1,054,553,581

Undistributed net investment income included in net assets at end of period	$1,213,517	$968,507	$5,032,186	$4,383,228

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	3,050,000	1,950,000	2,500,000
Shares redeemed	(750,000)	(2,400,000)	(200,000)	(1,650,000)

Net increase in shares outstanding	550,000	650,000	1,750,000	850,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Telecom ETF		iShares Global Utilities ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,373,700	$13,310,123	$3,317,783	$6,891,768
Net realized loss	(1,243,406)	(412,551)	(1,348,804)	(4,900,578)
Net change in unrealized appreciation/depreciation	4,326,853	(17,330,473)	7,691,167	4,139,091

Net increase (decrease) in net assets resulting from operations	10,457,147	(4,432,901)	9,660,146	6,130,281

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,490,935)	(13,579,693)	(2,827,761)	(6,782,722)

Total distributions to shareholders	(5,490,935)	(13,579,693)	(2,827,761)	(6,782,722)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,113,900	18,883,932	30,909,570	208,458,530
Cost of shares redeemed	—	(106,203,401)	(2,442,733)	(239,144,680)

Net increase (decrease) in net assets from capital share transactions	24,113,900	(87,319,469)	28,466,837	(30,686,150)

INCREASE (DECREASE) IN NET ASSETS	29,080,112	(105,332,063)	35,299,222	(31,338,591)

NET ASSETS
Beginning of period	303,171,189	408,503,252	137,043,565	168,382,156

End of period	$332,251,301	$303,171,189	$172,342,787	$137,043,565

Undistributed net investment income included in net assets at end of period	$3,731,774	$1,849,009	$1,648,932	$1,158,910

SHARES ISSUED AND REDEEMED
Shares sold	400,000	300,000	600,000	4,350,000
Shares redeemed	—	(1,750,000)	(50,000)	(5,000,000)

Net increase (decrease) in shares outstanding	400,000	(1,450,000)	550,000	(650,000)

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$96.61	$88.72	$90.55	$82.12	$67.13	$58.82

Income from investment operations:
Net investment income[a]	0.81	1.51	1.27	1.43	1.10	0.96
Net realized and unrealized gain (loss)[b]	5.29	7.97	(2.06)	8.46	14.91	8.22

Total from investment operations	6.10	9.48	(0.79)	9.89	16.01	9.18

Less distributions from:
Net investment income	(0.72)	(1.59)	(1.04)	(1.46)	(1.02)	(0.87)

Total distributions	(0.72)	(1.59)	(1.04)	(1.46)	(1.02)	(0.87)

Net asset value, end of period	$101.99	$96.61	$88.72	$90.55	$82.12	$67.13

Total return	6.34%[c]	10.86%	(0.90)%	12.19%	24.02%	15.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$244,788	$202,874	$266,163	$380,295	$275,099	$184,614
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.62%	1.68%	1.42%	1.69%	1.43%	1.63%
Portfolio turnover rate[e]	3%[c]	13%	7%	6%	5%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$99.30	$97.49	$91.74	$86.46	$82.38	$70.88

Income from investment operations:
Net investment income[a]	1.31	2.02	2.00	2.09	1.91	1.89
Net realized and unrealized gain[b]	2.42	1.95	5.80	5.29	3.92	11.62

Total from investment operations	3.73	3.97	7.80	7.38	5.83	13.51

Less distributions from:
Net investment income	(1.14)	(2.16)	(2.05)	(2.10)	(1.75)	(2.01)

Total distributions	(1.14)	(2.16)	(2.05)	(2.10)	(1.75)	(2.01)

Net asset value, end of period	$101.89	$99.30	$97.49	$91.74	$86.46	$82.38

Total return	3.74%[c]	4.18%	8.64%	8.60%	7.28%	19.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$616,427	$605,760	$638,557	$646,792	$579,262	$572,519
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.55%	2.09%	2.16%	2.33%	2.29%	2.57%
Portfolio turnover rate[e]	3%[c]	4%	3%	5%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$33.19	$29.58	$35.69	$43.77	$39.88	$39.67

Income from investment operations:
Net investment income[a]	0.65	0.97	1.10	1.16	1.05	0.93
Net realized and unrealized gain (loss)[b]	0.64	3.64	(6.15)	(8.12)	3.91	0.25

Total from investment operations	1.29	4.61	(5.05)	(6.96)	4.96	1.18

Less distributions from:
Net investment income	(0.53)	(1.00)	(1.06)	(1.12)	(1.07)	(0.97)

Total distributions	(0.53)	(1.00)	(1.06)	(1.12)	(1.07)	(0.97)

Net asset value, end of period	$33.95	$33.19	$29.58	$35.69	$43.77	$39.88

Total return	4.06%[c]	15.54%	(14.27)%	(16.30)%	12.75%	3.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$921,615	$950,763	$1,020,607	$1,065,215	$1,030,873	$1,022,866
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	2.02%[c]	2.98%	3.46%	2.76%	2.55%	2.44%
Portfolio turnover rate[e]	3%[c]	4%	6%	6%	9%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$60.82	$49.45	$56.94	$56.52	$48.31	$42.45

Income from investment operations:
Net investment income[a]	0.87	1.35	1.31	1.36	1.21	1.13
Net realized and unrealized gain (loss)[b]	5.80	11.30	(7.32)	0.40	8.20	5.86

Total from investment operations	6.67	12.65	(6.01)	1.76	9.41	6.99

Less distributions from:
Net investment income	(0.83)	(1.28)	(1.48)	(1.34)	(1.20)	(1.13)

Total distributions	(0.83)	(1.28)	(1.48)	(1.34)	(1.20)	(1.13)

Net asset value, end of period	$66.66	$60.82	$49.45	$56.94	$56.52	$48.31

Total return	11.07%[c]	26.03%	(10.84)%	3.13%	19.74%[d]	17.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$473,274	$386,189	$227,455	$259,093	$308,057	$265,699
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.74%	2.46%	2.41%	2.40%	2.28%	2.63%
Portfolio turnover rate[f]	3%[c]	16%	9%	5%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 19.84% and 17.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$102.88	$96.41	$107.72	$90.97	$73.54	$60.12

Income from investment operations:
Net investment income[a]	0.72	1.51	1.54	1.43	1.39	1.36
Net realized and unrealized gain (loss)[b]	9.74	6.60	(9.92)	16.69	17.34	13.53

Total from investment operations	10.46	8.11	(8.38)	18.12	18.73	14.89

Less distributions from:
Net investment income	(0.99)	(1.64)	(2.30)	(1.37)	(1.30)	(1.47)
Net realized gain	—	—	(0.63)	—	—	—

Total distributions	(0.99)	(1.64)	(2.93)	(1.37)	(1.30)	(1.47)

Net asset value, end of period	$112.35	$102.88	$96.41	$107.72	$90.97	$73.54

Total return	10.20%[c]	8.52%	(7.97)%	20.11%	25.81%	25.29%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,600,923	$1,476,384	$1,610,047	$1,669,687	$1,137,187	$739,067
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.33%	1.51%	1.48%	1.46%	1.70%	2.14%
Portfolio turnover rate[e]	3%[c]	5%	5%	3%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$80.47	$70.40	$72.00	$71.16	$59.20	$54.12

Income from investment operations:
Net investment income[a]	0.79	1.37 [b]	1.27	1.33	1.25	1.23
Net realized and unrealized gain (loss)[c]	8.33	10.02	(1.55)	0.87	11.79	5.11

Total from investment operations	9.12	11.39	(0.28)	2.20	13.04	6.34

Less distributions from:
Net investment income	(0.82)	(1.32)	(1.32)	(1.36)	(1.08)	(1.26)

Total distributions	(0.82)	(1.32)	(1.32)	(1.36)	(1.08)	(1.26)

Net asset value, end of period	$88.77	$80.47	$70.40	$72.00	$71.16	$59.20

Total return	11.40%[d]	16.38%[b]	(0.37)%	3.10%	22.27%	12.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$230,812	$209,222	$190,089	$255,612	$348,666	$219,034
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[e] (Note 7)	n/a	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.87%	1.85%[b]	1.82%	1.86%	1.91%	2.31%
Portfolio turnover rate[f]	4%[d]	9%	7%	5%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.01
•	Total return by 0.02%
•	Ratio of net investment income to average net assets by 0.02%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$59.25	$47.64	$56.97	$62.42	$59.47	$62.78

Income from investment operations:
Net investment income[a]	0.75	0.93 [b]	1.24	1.29	1.26	1.28
Net realized and unrealized gain (loss)[c]	6.06	11.40	(8.93)	(5.44)	3.02	(3.28)

Total from investment operations	6.81	12.33	(7.69)	(4.15)	4.28	(2.00)

Less distributions from:
Net investment income	(0.76)	(0.72)	(1.64)	(1.30)	(1.33)	(1.31)

Total distributions	(0.76)	(0.72)	(1.64)	(1.30)	(1.33)	(1.31)

Net asset value, end of period	$65.30	$59.25	$47.64	$56.97	$62.42	$59.47

Total return	11.63%[d]	26.13%[b]	(13.70)%	(6.77)%	7.52%	(3.16)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$323,244	$260,683	$178,653	$321,888	$371,387	$475,722
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[e] (Note 7)	n/a	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	2.44%	1.73%[b]	2.44%	2.12%	2.12%	2.17%
Portfolio turnover rate[f]	6%[d]	10%	9%	4%	13%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.03
•	Total return by 0.07%
•	Ratio of net investment income to average net assets by 0.05%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2017, and years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 6%, 8%, 8%, 4%, 12% and 7%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$124.07	$100.03	$96.71	$84.58	$69.86	$70.71

Income from investment operations:
Net investment income[a]	0.69	1.24 [b]	1.15	1.07	0.92	0.79
Net realized and unrealized gain (loss)[c]	18.07	23.94	3.27	12.14	14.65	(0.91)

Total from investment operations	18.76	25.18	4.42	13.21	15.57	(0.12)

Less distributions from:
Net investment income	(0.62)	(1.14)	(1.10)	(1.08)	(0.85)	(0.73)

Total distributions	(0.62)	(1.14)	(1.10)	(1.08)	(0.85)	(0.73)

Net asset value, end of period	$142.21	$124.07	$100.03	$96.71	$84.58	$69.86

Total return	15.14%[d]	25.40%[b]	4.59%	15.70%	22.52%	(0.18)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,457,620	$1,054,554	$765,215	$884,905	$706,223	$520,427
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[e] (Note 7)	n/a	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.03%	1.15%[b]	1.20%	1.17%	1.21%	1.18%
Portfolio turnover rate[f]	2%[d]	6%	5%	7%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.02
•	Total return by 0.02%
•	Ratio of net investment income to average net assets by 0.02%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2017 and years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 2%, 4%, 5%, 6%, 8% and 6%, respectively. See Note 4.

See notes to financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Telecom ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$59.45	$62.37	$61.30	$66.90	$59.99	$56.35

Income from investment operations:
Net investment income[a]	1.39	2.28	2.28	2.32	6.75 [b]	2.65
Net realized and unrealized gain (loss)[c]	0.60	(2.84)	1.04	(0.47)	2.49	3.71

Total from investment operations	1.99	(0.56)	3.32	1.85	9.24	6.36

Less distributions from:
Net investment income	(1.03)	(2.36)	(2.25)	(7.45)	(2.33)	(2.72)

Total distributions	(1.03)	(2.36)	(2.25)	(7.45)	(2.33)	(2.72)

Net asset value, end of period	$60.41	$59.45	$62.37	$61.30	$66.90	$59.99

Total return	3.37%[d]	(0.91)%	5.59%	2.71%	15.86%	11.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$332,251	$303,171	$408,503	$468,949	$481,704	$464,933
Ratio of expenses to average net assets[e]	0.47%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.63%	3.74%	3.74%	3.62%	10.50%[b]	4.56%
Portfolio turnover rate[f]	2%[d]	5%	13%	8%	11%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $4.36 per share and 6.78% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$48.09	$48.11	$46.57	$47.93	$43.30	$42.55

Income from investment operations:
Net investment income[a]	1.10	1.92 [b]	1.54	1.70	1.73	1.80
Net realized and unrealized gain (loss)[c]	2.44	0.19	1.66	(1.31)	4.80	0.68

Total from investment operations	3.54	2.11	3.20	0.39	6.53	2.48

Less distributions from:
Net investment income	(0.94)	(2.13)	(1.66)	(1.75)	(1.90)	(1.73)

Total distributions	(0.94)	(2.13)	(1.66)	(1.75)	(1.90)	(1.73)

Net asset value, end of period	$50.69	$48.09	$48.11	$46.57	$47.93	$43.30

Total return	7.37%[e]	4.61%[b]	7.19%	0.62%	15.91%[d]	5.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,343	$137,044	$168,382	$186,294	$285,212	$231,655
Ratio of expenses to average net assets[f]	0.47%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims[f] (Note 7)	n/a	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	4.37%	4.07%[b]	3.37%	3.49%	3.89%	4.32%
Portfolio turnover rate[g]	1%[e]	15%	9%	4%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases
•	Net investment income per share by $0.03
•	Total return by 0.09%
•	Ratio of net investment income to average net assets by 0.06%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes, for the years ended March 31, 2014 and March 31, 2013 were 15.77% and 6.09%, respectively.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified

iShares ETF	Diversification Classification
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Telecom	Non-diversified
Global Utilities	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global Consumer Discretionary
Citigroup Global Markets Inc.	$9,173,865	$9,173,865	$—
Credit Suisse Securities (USA) LLC	148,127	148,127	—
Goldman Sachs & Co.	1,113,000	1,113,000	—
JPMorgan Securities LLC	113,477	113,477	—
Merrill Lynch, Pierce, Fenner & Smith	558,770	558,770	—
Mizuho Securities USA Inc.	206,449	206,449	—
Morgan Stanley & Co. LLC	709,470	709,470	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	51,566	51,566	—
National Financial Services LLC	379	379	—
State Street Bank & Trust Company	468,277	468,277	—

	$12,543,380	$12,543,380	$—

Global Consumer Staples
Credit Suisse Securities (USA) LLC	$23,868	$23,868	$—
SG Americas Securities LLC	5,508	5,508	—

	$29,376	$29,376	$—

Global Energy
Barclays Capital Inc.	$538,549	$538,549	$—
BNP Paribas Prime Brokerage Inc.	2,069,829	2,069,829	—
Citigroup Global Markets Inc.	4,151,417	4,151,417	—
Goldman Sachs & Co.	3,612,323	3,612,323	—
JPMorgan Securities LLC	456,647	456,647	—
Merrill Lynch, Pierce, Fenner & Smith	2,601,187	2,601,187	—
Morgan Stanley & Co. LLC	958,767	958,767	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,301,738	3,301,738	—
Natixis Securities Americas LLC	670,217	670,217	—
State Street Bank & Trust Company	345,495	345,495	—

	$18,706,169	$18,706,169	$—

Global Financials
Morgan Stanley & Co. LLC	$379,108	$379,108	$—
State Street Bank & Trust Company	5,897	5,897	—
UBS AG	224,552	224,552	—

	$609,557	$609,557	$—

Global Healthcare
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	$9,806	$9,806	$—
State Street Bank & Trust Company	740,451	740,451	—

	$750,257	$750,257	$—

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global Industrials
JPMorgan Securities LLC	$72,875	$72,875	$—
SG Americas Securities LLC	11,925	11,925	—
State Street Bank & Trust Company	756,503	756,503	—

	$841,303	$841,303	$—

Global Materials
Goldman Sachs & Co.	$712,658	$712,658	$—
Morgan Stanley & Co. LLC	863,270	863,270	—
State Street Bank & Trust Company	902,490	902,490	—

	$2,478,418	$2,478,418	$—

Global Tech
BNP Paribas Prime Brokerage International Ltd.	$1,718,199	$1,718,199	$—
Citigroup Global Markets Inc.	56,007	56,007	—
Credit Suisse Securities (USA) LLC	5,713	5,621	(92)
Goldman Sachs & Co.	2,345,322	2,345,322	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,961,588	1,961,588	—
Wells Fargo Securities LLC	331,937	331,937	—

	$6,418,766	$6,418,674	$(92)

Global Telecom
Timber Hill LLC	$3,411	$3,411	$—

	$3,411	$3,411	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global Consumer Discretionary	$8,687
Global Consumer Staples	1,364
Global Energy	12,346
Global Financials	3,365
Global Healthcare	4,361

iShares ETF	Fees Paid to BTC
Global Industrials	$848
Global Materials	2,373
Global Tech	4,572
Global Telecom	111
Global Utilities	1,625

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$1,474,205	$1,001,440
Global Consumer Staples	286,735	1,941,950
Global Energy	1,790,020	4,910,148
Global Financials	334,243	676,229
Global Healthcare	13,370,106	3,872,382
Global Industrials	1,699,308	994,386
Global Materials	3,688,216	816,280
Global Tech	11,040,873	2,427,317
Global Telecom	152,581	303,012
Global Utilities	81,421	289,251

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of September 30, 2017 the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Global Consumer Discretionary	1	15%
Global Industrials	1	15
Global Healthcare	1	12

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$9,251,682	$8,225,490
Global Consumer Staples	26,711,671	21,063,811
Global Energy	30,684,955	29,051,765
Global Financials	15,214,268	11,460,907
Global Healthcare	50,311,585	48,716,382
Global Industrials	9,817,655	9,690,424
Global Materials	18,096,059	16,510,083
Global Tech	60,735,317	29,227,464
Global Telecom	10,448,130	6,079,440
Global Utilities	5,980,729	1,579,368

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Consumer Discretionary	$38,124,827	$9,974,571
Global Consumer Staples	—	4,950,003
Global Energy	30,290,964	76,239,332
Global Financials	67,081,943	22,088,601
Global Healthcare	52,574,575	69,007,649
Global Industrials	87,650,278	87,142,770
Global Materials	76,610,838	41,135,623
Global Tech	230,457,696	24,314,507
Global Telecom	20,579,063	—
Global Utilities	26,702,755	2,298,933

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

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5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

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CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Global Consumer Discretionary	$7,072,498	$977,806	$838,994	$8,889,298
Global Consumer Staples	2,668,597	854,970	376,300	3,899,867
Global Energy	51,162,825	12,576,847	3,833,014	67,572,686
Global Financials	34,058,769	26,135,934	19,984,033	80,178,736
Global Healthcare	21,805,440	—	—	21,805,440
Global Industrials	12,571,488	3,768,747	2,652,700	18,992,935
Global Materials	60,974,989	12,443,350	15,013,970	88,432,309
Global Tech	20,562,713	6,597,896	3,985,882	31,146,491
Global Telecom	50,384,439	6,058,821	3,049,039	59,492,299
Global Utilities	24,118,841	5,208,921	5,807,445	35,135,207

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Telecom ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through

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relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits

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would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Healthcare ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Peer Group for the Fund contained only four comparison funds identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with

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iSHARES® TRUST

management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Global Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Peer Group for the Fund contained only one comparison fund identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Financials	$0.822988	$—	$0.005052	$0.828040	99%	—%	1%	100%

SUPPLEMENTAL INFORMATION	95

Notes:

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-300-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Sep 2018 Term Muni Bond ETF | IBMG | NYSE Arca
➢	iShares iBonds Sep 2019 Term Muni Bond ETF | IBMH | NYSE Arca
➢	iShares iBonds Sep 2020 Term Muni Bond ETF | IBMI | NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

Performance as of September 30, 2017

The iShares iBonds Sep 2018 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2018, as represented by the S&P AMT-Free Municipal Series 2018 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 0.42%, net of fees, while the total return for the Index was 0.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.69%	0.61%	0.89%	0.69%	0.61%	0.89%
Since Inception	1.29%	1.31%	1.04%	6.00%	6.08%	4.78%

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.20	$0.90	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/17

S&P Credit Rating[1]	Percentage of Total Investments[2]

AAA	30.72%
AA+	20.92
AA	20.07
AA-	16.11
A+	4.29
A	0.81
A-	0.52
BBB+	0.75
BBB-	0.53
Not Rated	5.28

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/17

State	Percentage of Total Investments[2]

California	16.14%
New York	7.80
Washington	6.11
Texas	6.06
Florida	5.98
Arizona	4.92
Maryland	4.62
Massachusetts	4.58
Virginia	4.32
Nevada	2.96

TOTAL	63.49%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

Performance as of September 30, 2017

The iShares iBonds Sep 2019 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019, as represented by the S&P AMT-Free Municipal Series 2019 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 0.65%, net of fees, while the total return for the Index was 0.82%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.65%	0.69%	0.88%	0.65%	0.69%	0.88%
Since Inception	1.60%	1.63%	1.61%	5.97%	6.09%	6.01%

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.50	$0.91	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/17

S&P Credit Rating[1]	Percentage of Total Investments [2]
AAA	32.09%
AA+	22.41
AA	19.64
AA-	12.08
A+	5.29
A	0.81
A-	0.81
BBB+	0.80
BBB-	0.36
Not Rated	5.71

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/17

State	Percentage of Total Investments [2]
California	15.85%
New York	8.93
Texas	8.14
Florida	6.41
Maryland	6.05
Washington	5.95
Massachusetts	4.15
Arizona	3.94
Pennsylvania	3.15
Virginia	3.00

TOTAL	65.57%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

Performance as of September 30, 2017

The iShares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 1.15%, net of fees, while the total return for the Index was 1.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.63%	0.59%	0.86%	0.63%	0.59%	0.86%
Since Inception	1.99%	2.01%	1.96%	6.37%	6.45%	6.27%

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,011.50	$0.91	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 9/30/17

S&P Credit Rating[1]	Percentage of Total Investments [2]
AAA	30.45%
AA+	20.98
AA	22.39
AA-	13.58
A+	4.56
A	0.99
A-	0.82
BBB+	1.13
BBB-	0.51
Not Rated	4.59

TOTAL	100.00%

TEN LARGEST STATES

As of 9/30/17

State	Percentage of Total Investments [2]
California	12.60%
New York	8.48
Massachusetts	6.91
Washington	6.76
Texas	6.67
Florida	6.39
Maryland	5.63
Arizona	5.53
Virginia	4.03
Ohio	3.05

TOTAL	66.05%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.45%

ALABAMA — 0.75%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$710	$735,750
Alabama Public School & College Authority RB
Series A
5.00%, 06/01/18		275	282,441
Series C
5.00%, 09/01/18		215	222,921
State of Alabama GO
Series A
5.00%, 08/01/18		50	51,693
Series C
5.00%, 06/01/18		265	272,221

			1,565,026
ALASKA — 0.37%
Alaska Energy Authority RB
Series Sixth
5.00%, 07/01/18		25	25,741
Borough of North Slope AK GO
Series A
4.00%, 06/30/18		100	102,137
5.50%, 06/30/18		120	123,908
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18		100	103,326
5.00%, 09/01/18		100	103,649
State of Alaska GO
Series A
4.00%, 08/01/18		245	251,064
5.00%, 08/01/18		50	51,653

			761,478
ARIZONA — 4.84%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18		100	102,644
Arizona State University RB
Series A
4.00%, 07/01/18		90	92,047
Series C
6.00%, 07/01/26	(PR 07/01/18)	1,000	1,036,750

Security		Principal (000s)	Value
Arizona Transportation Board RB
5.00%, 07/01/18		$260	$267,886
Series A
5.00%, 07/01/18		125	128,791
City of Chandler AZ GO
3.13%, 07/01/18		30	30,488
City of Chandler AZ RB
4.00%, 07/01/18		100	102,282
City of Mesa AZ GO
5.00%, 07/01/18	(NPFGC)	10	10,300
5.00%, 07/01/18	(ETM) (NPFGC)	35	36,075
City of Mesa AZ Utility System Revenue RB
3.00%, 07/01/18	(AGM)	20	20,302
City of Peoria AZ GOL
Series B
3.00%, 07/15/18		300	304,773
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18		310	317,099
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		1,360	1,401,079
5.25%, 07/01/18	(NPFGC)	610	629,691
5.50%, 07/01/18		140	144,771
5.50%, 07/01/18	(NPFGC)	100	103,169
Series A
4.00%, 07/01/18		185	189,207
5.00%, 07/01/18		280	288,296
Series B
5.00%, 07/01/18		250	257,600
City of Scottsdale AZ GO
Series 2008A
4.50%, 07/01/18		100	102,673
City of Scottsdale AZ GOL
3.00%, 07/01/18		345	350,333
4.00%, 07/01/18		100	102,297
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18		50	51,517

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
City of Tempe AZ GO
Series A
4.00%, 07/01/18	$155	$158,501
4.25%, 07/01/18	35	35,856
City of Tempe AZ GOL
Series B
4.00%, 07/01/18	120	122,711
City of Tempe AZ RB
5.00%, 07/01/18	175	180,320
City of Tucson AZ Water System Revenue RB
Series A
5.00%, 07/01/18	85	87,552
County of Maricopa AZ COP
5.00%, 07/01/18	250	257,620
County of Pima AZ GO
2.00%, 07/01/18	750	755,625
4.00%, 07/01/18	(AGM)	185	189,164
County of Pima AZ RB
4.00%, 07/01/18	215	219,874
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18	110	113,319
5.00%, 07/01/18	(AGM)	125	128,771
Series B
5.00%, 07/01/18	75	77,263
Maricopa County Community College District GO
4.00%, 07/01/18	405	414,274
Series C
5.00%, 07/01/18	200	206,080
Series D
3.00%, 07/01/18	45	45,693
Maricopa County High School District No. 210-Phoenix GO
Series A
3.00%, 07/01/18	100	101,516
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18	375	386,171
Maricopa County Unified School District No. 69 Paradise Valley GO
Series A
2.00%, 07/01/18	100	100,765

Security		Principal (000s)	Value
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18		$145	$149,364
State of Arizona COP
5.00%, 09/01/18		100	103,649
University of Arizona RB
Series B
5.00%, 06/01/18		100	102,685
Yavapai County Community College District GOL
4.00%, 07/01/18		100	102,251

			10,109,094
CALIFORNIA — 15.89%
91 Express Lanes Toll Road RB
5.00%, 08/15/18		170	176,064
Anaheim Union High School District GO
5.00%, 08/01/18		295	305,142
Burbank Unified School District GO
Series B
0.00%, 08/01/18	(NPFGC)	115	114,009
Series C
0.00%, 08/01/18	(NPFGC)	350	347,088
Cabrillo Community College District GO
5.00%, 08/01/18		100	103,446
California State Public Works Board RB
5.00%, 06/01/18		150	154,079
5.00%, 09/01/18	(ETM)	250	259,617
Series A
5.00%, 09/01/18		600	622,254
Series F
4.00%, 09/01/18		20	20,559
5.00%, 09/01/18		275	285,200
Series G
5.00%, 09/01/18		75	77,782
Chaffey Community College District GO
Series A
4.00%, 06/01/18		75	76,577
Chaffey Joint Union High School District GO
5.00%, 08/01/18		100	103,446

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18		$130	$133,819
City of Cupertino CA COP
2.00%, 07/01/18		250	252,065
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		85	88,222
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.25%, 06/01/18		120	122,724
5.00%, 06/01/18		225	231,239
Clovis Unified School District GO
Series A
0.00%, 08/01/18	(NPFGC)	150	148,661
County of Sacramento CA Airport System Revenue RB
Series D
3.90%, 07/01/18	(AGM)	110	112,428
Desert Sands Unified School District GO
4.00%, 08/01/18		50	51,306
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/18		40	40,851
Eastern Municipal Water District RB
Series A
4.00%, 07/01/18		400	409,464
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	200	206,552
Foothill-De Anza Community College District GO
0.00%, 08/01/18	(NPFGC)	55	54,575
Series C
5.25%, 08/01/18	(NPFGC)	70	72,564
Fremont Unified School District/Alameda County CA GO
Series B
4.00%, 08/01/18		100	102,612

Security		Principal (000s)	Value
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		$100	$103,438
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGC)	170	175,772
Huntington Beach Union High School District GO
4.00%, 08/01/18		295	302,705
Kern High School District GO
4.00%, 08/01/18		150	153,918
Las Virgenes Unified School District GO
Series D
0.00%, 09/01/18	(NPFGC)	200	198,192
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		100	103,370
Long Beach Unified School District GO
Series A
5.00%, 08/01/18		70	72,412
Los Altos Elementary School District GO
3.00%, 08/01/18		100	101,752
5.00%, 08/01/18		120	124,123
Los Angeles Community College District/CA GO
Series C
5.00%, 08/01/18		1,000	1,034,460
Series E-1
4.00%, 08/01/18		200	205,224
Series F-1
4.00%, 08/01/18		80	82,090
5.00%, 08/01/21	(PR 08/01/18)	290	300,167
5.00%, 08/01/33	(PR 08/01/18)	205	212,187
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		225	230,308
Series A
5.00%, 07/01/18		740	762,947
Series B
5.00%, 06/01/18		130	133,597

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Los Angeles County Public Works Financing Authority RB
Series A
5.00%, 08/01/18		$290	$299,973
Los Angeles Department of Water & Power System Revenue RB
Series A
3.00%, 07/01/18		250	254,038
4.00%, 07/01/18		135	138,194
5.00%, 07/01/18		560	577,461
Series B
5.00%, 07/01/18		325	335,133
Los Angeles Department of Water RB
Series B
5.00%, 07/01/18		335	345,392
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		970	1,000,167
Series A-1
4.00%, 07/01/18		555	568,092
5.50%, 07/01/18	(FGIC)	280	289,758
Series B
5.00%, 07/01/18		200	206,220
Series C
5.00%, 07/01/18		230	237,153
Series D
5.00%, 07/01/18		90	92,799
Series KRY
5.00%, 07/01/18		665	685,681
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/18	(AGM)	125	128,771
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		230	237,259
Series B
4.00%, 07/01/18		75	76,792
Series C
5.00%, 07/01/18		105	108,314
Series E
4.00%, 07/01/18		50	51,203

Security		Principal (000s)	Value
Mount San Antonio Community College District GO
Series A
5.00%, 09/01/18		$350	$363,233
Municipal Improvement Corp. of Los Angeles RB
Series A
4.10%, 09/01/18	(ETM)	100	102,940
New Haven Unified School District GO
5.00%, 08/01/18	(AGC)	75	77,585
5.00%, 08/01/18	(ETM) (AGC)	50	51,749
North Orange County Community College District/CA GO
Series A
4.00%, 08/01/18		175	179,571
Northern California Power Agency RB
Series A
5.00%, 07/01/18		175	180,320
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18		100	103,438
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/18		265	272,367
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	215	222,897
Series U
5.00%, 08/15/18	(AGM)	95	98,423
Series X
4.00%, 08/15/18		150	154,095
5.00%, 08/15/18		75	77,702
San Diego Community College District GO
5.00%, 08/01/18		285	294,889
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/18		150	155,169
5.00%, 08/01/18	(ETM)	150	155,220

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
San Diego Redevelopment Agency Successor Agency TA
Series A
4.00%, 09/01/18		$250	$257,170
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/18	(NPFGC)	140	138,981
Series B
6.05%, 07/01/18	(NPFGC)	125	129,835
Series R-3
5.00%, 07/01/18		290	299,019
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/18		255	259,664
5.00%, 08/01/18		150	155,247
San Francisco Unified School District GO
Series B
5.00%, 06/15/18		100	102,929
Series E
5.00%, 06/15/18		135	138,954
San Jose Evergreen Community College District GO
Series B
5.00%, 09/01/18		50	51,908
5.00%, 09/01/18	(AGM)	100	103,816
San Jose Financing Authority RB
Series A
5.00%, 06/01/18		300	308,160
San Juan Unified School District GO
5.00%, 08/01/18		325	336,199
San Mateo County Community College District GO
4.00%, 09/01/18		265	272,741
Series A
0.00%, 09/01/18	(NPFGC)	275	272,621
San Mateo Joint Powers Financing Authority RB
4.00%, 06/15/18		100	102,195

Security		Principal (000s)	Value
San Mateo Union High School District GO
Series A
0.00%, 09/01/18		$525	$520,459
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/18		150	153,968
Santa Clara Unified School District GO
5.00%, 07/01/18		100	103,110
Santa Monica Community College District GO
Series A
4.00%, 08/01/18		100	102,612
Simi Valley Unified School District GO
5.00%, 08/01/18		250	258,615
Southern California Public Power Authority RB
4.00%, 07/01/18		100	102,359
5.00%, 07/01/18		580	598,038
Series A
3.50%, 07/01/18		100	101,983
4.00%, 07/01/18		175	179,128
5.00%, 07/01/18		600	618,660
State of California GO
4.00%, 09/01/18		365	375,297
4.50%, 08/01/18		315	324,412
5.00%, 08/01/18		920	951,326
5.00%, 09/01/18		2,270	2,354,830
Series A
4.40%, 07/01/18	(ETM)	460	472,282
5.00%, 07/01/18	(ETM)	4,105	4,233,938
Series B
5.00%, 09/01/18		1,225	1,270,778
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18	(NPFGC)	75	77,897
West Valley-Mission Community College District GO
Series A
4.00%, 08/01/18		250	256,745

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
William S Hart Union High School District GO
Series C
4.00%, 08/01/18		$100	$102,570

			33,179,451
COLORADO — 0.32%
City & County of Denver CO GO
5.25%, 08/01/18		145	150,224
Series A
5.00%, 08/01/18		145	149,923
Colorado Water Resources & Power Development Authority RB
Series A
4.00%, 09/01/18		60	61,685
Regional Transportation District COP
Series A
5.00%, 06/01/18		100	102,638
University of Colorado RB
5.00%, 06/01/18		90	92,448
Series B-1
5.00%, 06/01/18		100	102,720

			659,638
CONNECTICUT — 2.17%
City of Bristol CT GO
4.00%, 07/15/18		60	61,457
City of Stamford CT GO
2.50%, 08/01/18		250	253,172
5.00%, 08/15/18		100	103,567
Connecticut State Health & Educational Facility Authority RB
Series A
1.38%, 07/01/35	(MT 07/11/18)	1,800	1,804,482
State of Connecticut GO
5.00%, 08/01/18		75	77,490
Series B
5.25%, 06/01/18	(AMBAC)	520	534,981
Series C
5.00%, 06/01/18		170	174,559
5.00%, 06/15/18		250	257,080
State of Connecticut RB
Series A
5.00%, 06/01/18		150	154,079

Security		Principal (000s)	Value
State of Connecticut Special Tax Revenue RB
Series A
3.00%, 09/01/18		$150	$152,501
4.00%, 09/01/18		275	282,098
Series B
5.00%, 08/01/18		100	103,188
State of Connecticut Special Tax Revenue ST
Series B
5.25%, 07/01/18	(AMBAC)	100	103,066
Town of Newton CT GO
Series B
5.00%, 07/01/18		100	103,064
Town of Watertown CT GO
Series B
5.00%, 07/01/18		150	154,515
Town of West Hartford CT GO
Series A
5.00%, 07/01/18		100	103,079
University of Connecticut RB
Series A
4.00%, 08/15/18		100	102,488

			4,524,866
DELAWARE — 0.78%
County of New Castle DE GO
Series A
4.00%, 07/15/18		85	87,072
5.00%, 07/15/18		100	103,226
Series B
4.00%, 07/15/18		135	138,290
Delaware Transportation Authority RB
5.00%, 07/01/18		490	504,974
Series A
5.00%, 07/01/18		470	484,363
State of Delaware GO
5.00%, 07/01/18		175	180,374
Series A
3.00%, 07/01/18		75	76,148
5.00%, 08/01/18		50	51,702

			1,626,149

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
DISTRICT OF COLUMBIA — 0.66%
District of Columbia GO
Series A
5.00%, 06/01/18		$555	$570,057
Series B
5.25%, 06/01/18	(AMBAC)	415	426,952
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/18		370	381,278

			1,378,287
FLORIDA — 5.89%
County of Hillsborough FL RB
5.00%, 08/01/18		150	155,064
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC)	50	51,721
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18		145	149,308
Series A
5.00%, 07/01/18	(AGC)	175	180,213
County of Palm Beach FL RB
5.00%, 06/01/18		200	205,426
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18		380	391,582
5.25%, 07/01/18		510	526,504
Florida Department of Management Services COP
Series A
5.00%, 08/01/18		260	268,689
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		235	240,363
5.00%, 07/01/18		925	953,156
Series B
5.00%, 07/01/18		250	257,620
Hillsborough County School Board COP
Series A
5.00%, 07/01/18		405	417,065
5.50%, 07/01/18	(NPFGC)	325	335,900

Security		Principal (000s)	Value
Lake County School Board COP
Series A
5.00%, 06/01/18		$100	$102,563
Lee County School Board (The) COP
5.00%, 08/01/18		180	185,987
Series B
5.00%, 08/01/18		200	206,652
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		300	309,006
Series B
5.00%, 07/01/18		100	102,894
Orange County School Board COP
Series A
4.00%, 08/01/18		115	117,867
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18		335	346,229
Series B
5.00%, 08/01/18		215	222,207
Pasco County School Board COP
5.00%, 08/01/18		100	103,285
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/18		210	215,638
School Board of Miami-Dade County (The) COP
Series A
5.00%, 08/01/18	(AMBAC)	400	413,140
School District of Broward County/FL COP
Series A
5.00%, 07/01/18		375	386,171
State of Florida GO
Series A
5.00%, 06/01/18		2,155	2,213,616
5.00%, 07/01/18		70	72,134
Series B
4.00%, 06/01/18		120	122,461
5.00%, 06/01/18		875	898,800
5.00%, 07/01/18		305	314,296

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Series C
5.00%, 06/01/18		$45	$46,224
Series D
5.00%, 06/01/18		125	128,400
Series E
5.00%, 06/01/18		350	359,520
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18		405	415,761
5.00%, 07/01/18		225	231,824
Series C
5.00%, 07/01/18		135	139,095
Series E
5.00%, 07/01/18		460	473,952
Volusia County School Board COP
Series A
5.00%, 08/01/18		35	36,153

			12,296,486
GEORGIA — 2.57%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18		75	77,016
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18		40	41,076
Georgia State Road & Tollway Authority RB
Series A
4.00%, 06/01/18		50	50,992
5.00%, 06/01/18		300	308,037
5.00%, 06/01/18	(AGM)	470	482,653
Series B
5.00%, 06/01/18		100	102,679
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/18	(GTD)	320	330,864
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18		220	226,688
Series B
4.00%, 07/01/18		135	138,081

Security	Principal (000s)	Value
State of Georgia GO
Series A
5.00%, 07/01/18	$275	$283,426
Series B
4.25%, 08/01/18	150	154,155
5.00%, 07/01/18	100	103,064
Series C
5.00%, 07/01/18	600	618,384
Series E
5.00%, 07/01/18	325	334,958
Series E-2
4.00%, 09/01/18	315	323,848
Series I
5.00%, 07/01/18	1,730	1,783,007

5,358,928
HAWAII — 1.54%
City & County Honolulu HI Wastewater System Revenue RB
Series B
5.00%, 07/01/18	75	77,280
City & County of Honolulu HI GO
Series A
4.00%, 08/01/18	55	56,394
4.00%, 08/01/18	(ETM)	20	20,504
Series B
5.00%, 08/01/18	150	155,051
City & County of Honolulu HI Wastewater System Revenue RB
Series 2009A
5.00%, 07/01/18	185	190,624
Series A
3.00%, 07/01/18	180	182,770
4.00%, 07/01/18	90	92,061
5.00%, 07/01/18	100	103,040
County of Hawaii HI GO
Series B
5.00%, 09/01/18	100	103,684
County of Maui HI GO
5.00%, 06/01/18	100	102,713
Series B
5.00%, 06/01/18	50	51,357

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Honolulu City & County Board of Water Supply RB
Series A
4.00%, 07/01/18		$110	$112,510
State of Hawaii GO
Series DO
5.00%, 08/01/18		200	206,752
Series DQ
5.00%, 06/01/18	(ETM)	500	513,715
Series DR
5.00%, 06/01/18		360	369,792
Series EH
5.00%, 08/01/18		500	516,880
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/18	(AGM)	350	361,378

			3,216,505
ILLINOIS — 1.53%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		70	71,847
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC)	150	147,721
0.00%, 06/15/18	(ETM) (NPFGC-FGIC)	55	54,583
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	100	103,111
Series A
5.00%, 07/01/18		50	51,462
Series B
5.50%, 06/01/18	(NPFGC)	160	164,712
State of Illinois GO
0.00%, 08/01/18		455	444,508
4.00%, 07/01/18		360	365,580
5.00%, 08/01/18		265	271,697
First Series
5.50%, 08/01/18	(NPFGC)	135	139,158
State of Illinois RB
3.00%, 06/15/18		250	253,242
5.00%, 06/15/18		315	323,530

Security		Principal (000s)	Value
Second Series
5.75%, 06/15/18	(NPFGC)	$225	$232,252
Series B
5.00%, 06/15/18		560	575,165

			3,198,568
INDIANA — 0.40%
Indiana University RB
Series 2008A
5.00%, 06/01/18		100	102,720
Purdue University RB
Series A
5.00%, 07/01/18		100	103,064
Series Y
5.00%, 07/01/18		350	360,724
Series Z-1
5.00%, 07/01/18		120	123,677
Series AA
5.00%, 07/01/18		150	154,596

			844,781
IOWA — 0.85%
Cedar Rapids Community School District GO
5.00%, 06/01/18		100	102,658
City of Cedar Rapids IA GO
Series A
4.00%, 06/01/18		290	295,887
Iowa City Community School District GO
Series B
3.00%, 06/01/18		135	136,849
Iowa Finance Authority RB
4.50%, 08/01/18	(ETM)	130	133,933
5.00%, 08/01/18		710	733,977
5.00%, 08/01/18	(ETM)	65	67,237
Series A
5.00%, 08/01/18		155	160,234
State of Iowa RB
4.00%, 06/15/18		150	153,228

			1,784,003
KANSAS — 0.60%
Douglas County Unified School District No. 497 Lawrence GO
Series A
4.00%, 09/01/18		90	92,499

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/18		$415	$430,210
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/18		100	103,706
Series B-2
5.00%, 09/01/22	(PR 09/01/18)	500	518,545
Series C
5.00%, 09/01/18		100	103,706

			1,248,666
KENTUCKY — 0.21%
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/18	(SAP)	75	77,476
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/18		350	360,451

			437,927
LOUISIANA — 0.22%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		100	102,584
State of Louisiana GO
Series A
5.00%, 08/01/18	(ETM)	200	206,812
5.00%, 09/01/18	(ETM)	100	103,740
State of Louisiana RB
Series A
4.00%, 06/15/18		50	51,050

			464,186
MAINE — 0.24%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/18		115	119,215
Maine Turnpike Authority RB
5.00%, 07/01/18		50	51,520
5.00%, 07/01/18	(AGM)	330	340,032

			510,767

Security	Principal (000s)	Value
MARYLAND — 4.54%
City of Frederick MD GO
5.00%, 09/01/18	$175	$181,512
County of Baltimore MD GO
5.00%, 08/01/18	1,150	1,189,042
Series B
4.50%, 09/01/18	100	103,267
County of Frederick MD GO
4.00%, 08/01/18	345	353,808
County of Harford MD GO
5.00%, 07/01/18	200	206,158
County of Howard MD GO
Series A
5.00%, 08/15/18	100	103,549
Series B
5.00%, 08/15/18	390	403,841
County of Montgomery MD GO
Series A
5.00%, 07/01/18	300	309,192
5.00%, 08/01/18	250	258,488
County of Prince George’s MD GOL
4.00%, 07/15/18	25	25,607
Series A
5.00%, 09/01/18	250	259,312
Maryland State Transportation Authority RB
5.00%, 07/01/18	100	103,064
Series A
4.00%, 07/01/18	385	393,905
5.00%, 07/01/18	320	329,805
State of Maryland Department of Transportation RB
4.00%, 09/01/18	200	205,618
5.00%, 06/01/18	500	513,660
State of Maryland GO
First Series
4.00%, 08/15/18	775	795,747
Second Series
5.00%, 07/15/18	420	433,516
5.25%, 08/15/18	155	160,839
Second Series A
3.00%, 08/01/18	230	233,875
Second Series B
5.00%, 08/01/18	200	206,790

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Second Series E
5.00%, 08/01/18		$125	$129,244
Series A
4.00%, 08/01/18		50	51,281
5.00%, 08/01/18		300	310,185
Series B
4.50%, 08/01/18		280	288,338
5.00%, 08/01/18		150	155,093
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18		1,150	1,181,418
Second Series
5.00%, 06/01/18		275	282,513
Series 2009A
4.00%, 06/01/18		210	214,334
Series 2010A
4.00%, 06/01/18		100	102,064

			9,485,065
MASSACHUSETTS — 4.51%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/18		105	108,032
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/18		50	51,395
Commonwealth of Massachusetts GOL
Series A
3.70%, 08/01/18		100	102,294
5.00%, 08/01/18		220	227,430
Series B
3.00%, 06/01/18		525	532,266
4.00%, 06/01/18		240	244,927
4.00%, 07/01/18		25	25,574
5.00%, 06/01/18		100	102,721
5.00%, 07/01/18		150	154,572
5.00%, 08/01/18		1,225	1,266,368
Series D
5.50%, 08/01/18		500	518,970
5.50%, 08/01/18	(NPFGC-IBC)	100	103,794

Security		Principal (000s)	Value
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
5.00%, 06/01/18		$230	$236,254
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/18		350	358,120
5.00%, 07/01/24	(PR 07/01/18)	100	103,118
5.25%, 07/01/18		285	294,200
Series B
5.00%, 07/01/18		270	278,208
5.25%, 07/01/18		105	108,389
Series C
5.00%, 07/01/31	(PR 07/01/18)	500	515,550
5.50%, 07/01/18		100	103,416
Series D
5.00%, 07/01/18		120	123,648
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		140	144,753
Series 12B
5.00%, 08/01/18		195	201,620
Series 15A
5.00%, 08/01/18		845	873,688
Massachusetts School Building Authority RB
Series B
5.00%, 08/15/18		350	362,352
Series C
2.00%, 08/15/18		185	186,689
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/18		200	206,790
5.00%, 08/01/23	(PR 08/01/18)	920	951,510
Series C
5.00%, 08/01/18		895	925,385

			9,412,033
MICHIGAN — 0.45%
Michigan Finance Authority RB
Series A
5.00%, 07/01/18		670	690,422

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Michigan State University RB
Series A
5.00%, 08/15/18		$65	$67,288
Series C
5.00%, 08/15/18		170	175,984

			933,694
MINNESOTA — 2.31%
Metropolitan Council GO
Series D
5.00%, 09/01/18		25	25,931
State of Minnesota 911 Services Revenue RB
4.00%, 06/01/18	(ETM) (AGC)	155	158,120
State of Minnesota GO
5.00%, 08/01/18		295	304,889
Series A
5.00%, 06/01/18		200	205,438
5.00%, 08/01/18		935	966,418
Series B
4.00%, 08/01/18		100	102,536
5.00%, 08/01/18		1,225	1,266,062
Series D
5.00%, 08/01/18		900	930,321
Series F
4.00%, 08/01/18		365	374,194
University of Minnesota RB
5.00%, 08/01/18		470	485,825

			4,819,734
MISSISSIPPI — 0.01%
Mississippi State University Educational Building Corp. RB
Series A
4.00%, 08/01/18		25	25,615

			25,615
MISSOURI — 0.10%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18		75	77,298
Series A
5.00%, 07/01/18		125	128,830

			206,128

Security		Principal (000s)	Value
MONTANA — 0.07%
Montana Department of Transportation RB
5.00%, 06/01/18		$150	$153,976

			153,976
NEBRASKA — 0.05%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18		100	102,159

			102,159
NEVADA — 2.91%
Clark County School District GOL
Series A
5.00%, 06/15/18		1,360	1,398,188
Series D
5.00%, 06/15/18		750	771,060
Clark County Water Reclamation District GOL
5.25%, 07/01/19	(PR 07/01/18)	290	299,564
County of Clark Department of Aviation RB
Series A
5.25%, 07/01/18		135	139,316
Series B
5.00%, 07/01/18		670	690,113
Series D
3.60%, 07/01/18		220	224,292
5.00%, 07/01/18		280	288,406
County of Clark NV GOL
5.00%, 06/01/18		275	282,271
County of Clark NV RB
4.00%, 07/01/18		350	357,987
Series B
4.00%, 07/01/18		75	76,688
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/18		100	102,706
Series C
5.00%, 06/01/18		165	169,465
Nevada System of Higher Education RB
Series B
5.00%, 07/01/18		520	535,408

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
State of Nevada GOL
5.00%, 06/01/18		$25	$25,677
5.00%, 08/01/18		190	196,382
Series C
5.00%, 06/01/18		360	369,742
State of Nevada Highway Improvement Revenue RB
4.25%, 12/01/20	(PR 06/01/18)	100	102,237
Washoe County School District/NV GOL
Series F
5.00%, 06/01/18		50	51,343

			6,080,845
NEW HAMPSHIRE — 0.68%
New Hampshire Municipal Bond Bank RB
Series C
5.50%, 08/15/18		165	171,542
New Hampshire State Turnpike System RB
Series C
5.00%, 08/01/18		200	206,570
State of New Hampshire GO
Series A
5.00%, 07/01/18		160	164,902
Series B
4.00%, 06/01/18		300	306,192
5.00%, 06/01/18		100	102,732
State of New Hampshire RB
5.00%, 09/01/18		445	460,722

			1,412,660
NEW JERSEY — 1.78%
County of Essex NJ GO
Series A
5.00%, 08/01/18		125	129,199
County of Middlesex NJ GO
Series A
3.00%, 06/01/18		100	101,382
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		135	138,279
5.00%, 06/15/18	(ETM)	15	15,431

Security		Principal (000s)	Value
New Jersey Economic Development Authority RB
5.00%, 06/15/18		$250	$256,178
5.00%, 09/01/18		200	206,202
5.00%, 09/01/18	(ETM)	315	326,683
Series A
0.00%, 07/01/18	(ETM) (NPFGC)	55	54,493
Series PP
5.00%, 06/15/18		75	76,822
5.00%, 06/15/18	(ETM)	25	25,718
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	260	265,987
Series J
5.00%, 07/01/18		50	51,532
Series K
4.25%, 07/01/18		260	266,500
New Jersey Environmental Infrastructure Trust RB
Series A
4.00%, 09/01/18	(GTD)	300	308,427
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		400	409,856
5.75%, 06/15/18		50	51,496
Series B
5.00%, 06/15/18		75	76,848
Series AA
4.00%, 06/15/18		65	66,144
State of New Jersey GO
5.00%, 06/01/18		170	174,357
Series H
5.25%, 07/01/18		175	180,351
Series K
5.13%, 07/15/18		50	51,558
Series L
5.25%, 07/15/18	(AMBAC)	50	51,607
Series M
5.50%, 07/15/18	(AMBAC)	360	372,276
Series Q
5.00%, 08/15/18		50	51,664

			3,708,990

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
NEW MEXICO — 1.30%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	$100	$101,684
City of Albuquerque NM GO
Series A
4.00%, 07/01/18		50	51,107
City of Santa Fe NM RB
Series A
4.00%, 06/01/18		60	61,219
5.00%, 06/01/18		125	128,374
County of Santa Fe NM GO
4.00%, 07/01/18		100	102,282
Series A
3.00%, 07/01/18		75	76,148
New Mexico Finance Authority RB
5.00%, 06/15/18		300	308,706
Series A
4.00%, 06/01/18		60	61,235
Series E
4.00%, 06/01/18		280	285,762
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	153,776
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18		1,145	1,179,899
Series B
5.00%, 07/01/18		190	195,616

			2,705,808
NEW YORK — 7.68%
City of New York NY GO
Series 1
4.00%, 08/01/18		100	102,512
5.00%, 08/01/18		445	459,885
Series A
3.00%, 08/01/18		125	127,098
5.00%, 08/01/18		615	635,571
Series A-1
3.00%, 08/01/18		100	101,678
Series B
4.00%, 08/01/18		390	399,797
5.00%, 08/01/18		1,310	1,353,819

Security		Principal (000s)	Value
Series C
4.00%, 08/01/18		$505	$517,686
5.00%, 08/01/18		875	904,269
5.25%, 08/01/18		70	72,487
Series D
5.00%, 08/01/18		45	46,505
Series E
0.00%, 08/01/18		50	49,576
4.00%, 08/01/18		380	389,546
5.00%, 08/01/18		725	749,251
Series F
5.00%, 08/01/18		70	72,342
Series G
5.00%, 08/01/18		665	687,244
Series I
5.00%, 08/01/18		805	831,927
Series I-1
5.00%, 08/01/18		550	568,397
Series J
5.00%, 08/01/18		50	51,673
Series J-1
4.00%, 08/01/18		100	102,512
Series K
5.00%, 08/01/18		250	258,362
County of Onondaga NY GO
Series A
5.00%, 06/15/18		125	128,527
County of Orange NY GO
Series A
5.00%, 07/15/18		25	25,754
County of Westchester NY GO
Series B
5.00%, 07/01/18		100	103,079
County of Westchester NY GOL
Series B
4.00%, 07/01/18		20	20,466
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/18	(SAP)	150	155,463
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
3.00%, 07/15/18	(SAW)	100	101,624
5.00%, 07/15/18	(SAW)	755	778,752

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Series S-2
4.90%, 07/15/18	(SAW)	$25	$25,767
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		670	692,351
Series A-3
5.00%, 08/01/18	(ETM)	145	149,988
New York City Water & Sewer System RB
Series C
5.25%, 06/15/18	(ETM)	115	118,570
Series D
0.00%, 06/15/18		60	59,597
Series AA
5.00%, 06/15/18	(ETM)	60	61,756
Series BB
4.00%, 06/15/18		100	102,159
Series FF
5.00%, 06/15/18		215	221,177
Series FF-1
3.25%, 06/15/18		100	101,628
4.00%, 06/15/18		100	102,159
5.00%, 06/15/18		150	154,309
New York City Water & Sewer System RB BAB
Series EE
5.00%, 06/15/18	(ETM)	100	102,927
New York State Dormitory Authority RB
5.00%, 07/01/18		320	329,754
Series A
4.00%, 07/01/18		515	526,565
4.00%, 07/01/18	(ETM)	150	153,445
4.50%, 07/01/18		100	102,580
5.00%, 07/01/18		630	648,907
5.50%, 07/01/18	(NPFGC)	140	144,717
Series D
5.00%, 06/15/18		220	226,367
5.00%, 06/15/18	(ETM)	250	257,300
Series E
5.00%, 08/15/18		125	129,450

Security	Principal (000s)	Value
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18	$470	$483,602
Series A
5.00%, 06/15/18	410	421,865
Series B
5.00%, 06/15/18	355	365,274
5.00%, 08/15/18	90	93,204
Port Authority of New York & New Jersey RB
5.00%, 07/15/18	355	366,307
5.00%, 09/01/18	100	103,684

16,041,211
NORTH CAROLINA — 2.83%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	(ETM)	115	118,936
City of Charlotte NC Airport Revenue RB
Series A
5.00%, 07/01/18	25	25,756
City of Charlotte NC GO
Series A
5.00%, 07/01/18	105	108,217
Series C
5.00%, 06/01/18	575	590,709
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	285	293,732
Series B
5.00%, 07/01/18	160	164,902
City of Durham NC GO
4.00%, 09/01/18	390	400,955
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	113,189
County of Buncombe NC RB
5.00%, 06/01/18	100	102,706
Series A
5.00%, 06/01/18	300	308,118
County of Forsyth NC GO
5.00%, 07/01/18	205	211,281

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Series E
4.00%, 07/01/18	$250	$255,783
County of Guilford NC GO
Series A
5.00%, 08/01/18	190	196,451
Series D
4.00%, 08/01/18	200	205,122
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	175	177,949
4.00%, 08/01/18	100	102,561
5.00%, 08/01/18	25	25,849
County of Wake NC GO
5.00%, 09/01/18	200	207,450
State of North Carolina GO
Series A
5.00%, 06/01/18	200	205,464
Series B
5.00%, 06/01/18	1,600	1,643,712
Series D
3.00%, 06/01/18	350	354,886
Town of Cary NC GO
Series A
5.00%, 06/01/18	100	102,732

		5,916,460
OHIO — 2.45%
City of Columbus OH GO
Series 1
5.00%, 07/01/18	950	979,108
Series A
3.00%, 08/15/18	155	157,798
4.00%, 06/01/18	300	306,171
5.00%, 07/01/18	100	103,056
5.00%, 08/15/18	150	155,323
Miami University/Oxford OH RB
5.00%, 09/01/18	165	171,047
Ohio State University (The) RB
Series A
5.00%, 06/01/18	50	51,360
Ohio Water Development Authority RB
4.00%, 06/01/18	100	102,051

Security		Principal (000s)	Value
Series B
5.00%, 06/01/18		$100	$102,720
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 06/01/18		100	102,733
Series B
5.00%, 06/01/18		140	143,826
State of Ohio Department of Administration COP
5.00%, 09/01/18		350	362,628
Series S
4.00%, 09/01/18		225	231,039
State of Ohio GO
Series A
3.00%, 08/01/18		100	101,701
4.00%, 08/01/18		400	410,136
4.50%, 08/01/18		275	283,115
4.63%, 09/01/18		560	578,760
Series B
5.00%, 08/01/18		50	51,684
5.00%, 09/01/18		145	150,355
Series C
3.00%, 08/01/18		50	50,851
4.00%, 08/01/18		315	322,982
State of Ohio RB
Series 2008-1
5.25%, 06/15/18		50	51,518
5.75%, 06/15/18		135	139,575

			5,109,537
OKLAHOMA — 0.71%
County of Oklahoma OK GOL
Series A
3.75%, 08/01/18		50	51,129
Grand River Dam Authority RB
Series A
3.00%, 06/01/18		100	101,349
5.00%, 06/01/18	(ETM) (BHAC)	200	205,444
Oklahoma Capital Improvement Authority RB
Series A
4.00%, 07/01/18		220	224,886

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
5.00%, 07/01/18		$415	$427,317
Series B
5.00%, 07/01/18		165	169,889
Series C
4.00%, 07/01/18		200	204,426
Oklahoma Department of Transportation RB
5.00%, 09/01/18		25	25,869
State of Oklahoma GO
Series A
5.00%, 07/15/18		75	77,408

			1,487,717
OREGON — 1.85%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18	(ETM)	200	206,815
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	(ETM)	2,440	2,510,760
5.00%, 08/01/18		265	273,928
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/18	(AGM, GTD)	50	51,426
County of Multnomah OR GOL
3.00%, 08/01/18		160	162,696
Portland Community College District GO
5.00%, 06/15/18		100	102,866
State of Oregon GO
Series A
4.00%, 08/01/18		430	441,085
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.25%, 06/15/18	(AGM, GTD)	100	103,043

			3,852,619
PENNSYLVANIA — 2.73%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/18		100	102,830

Security		Principal (000s)	Value
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		$375	$385,046
5.00%, 06/15/18		50	51,415
5.00%, 07/01/18		475	489,150
Second Series
5.00%, 07/01/18		250	257,448
Series A
5.00%, 07/15/18		150	154,692
Third Series
5.38%, 07/01/18	(AGM)	640	661,210
County of Bucks PA GO
5.00%, 06/01/18		120	123,295
County of Erie PA GO
Series C
3.00%, 09/01/18		100	101,769
Delaware County Authority RB
4.00%, 08/01/18		100	102,452
Delaware River Joint Toll Bridge Commission RB
Series A
5.50%, 07/01/18	(NPFGC)	75	77,533
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/18		2,120	2,184,448
Pennsylvania Higher Educational Facilities Authority RB
Series AN
5.00%, 06/15/18		100	102,808
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18		495	509,152
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/18	(AGC)	50	51,309
5.25%, 07/15/18	(AGM)	75	77,483
Series C
5.38%, 06/01/18	(AGC)	150	154,302
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18		100	102,671

			5,689,013

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
RHODE ISLAND — 0.06%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/18	$125	$128,460

128,460
SOUTH CAROLINA — 0.13%
South Carolina State Ports Authority RB
5.00%, 07/01/18	100	102,963
State of South Carolina GO
Series A
5.00%, 06/01/18	170	174,644

277,607
SOUTH DAKOTA — 0.05%
South Dakota Conservancy District RB
Series B
4.00%, 08/01/18	75	76,921
4.00%, 08/01/18	(ETM)	25	25,628

102,549
TENNESSEE — 0.94%
Metropolitan Government of Nashville & Davidson County TN GO
4.50%, 07/01/18	250	256,642
5.00%, 07/01/18	640	659,507
Series D
4.00%, 07/01/18	255	260,819
5.00%, 07/01/18	105	108,200
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18	175	180,294
State of Tennessee GO
Series A
4.00%, 09/01/18	125	128,523
5.00%, 08/01/18	195	201,636
Series B
4.00%, 08/01/18	165	169,241

1,964,862
TEXAS — 5.97%
Austin Community College District GOL
5.00%, 08/01/18	195	201,415

Security		Principal (000s)	Value
Austin Independent School District GO
Series B
5.00%, 08/01/18		$120	$124,074
City of Arlington TX GOL
Series A
4.00%, 08/15/18		100	102,639
City of Austin TX GOL
4.00%, 09/01/18		160	164,494
5.00%, 09/01/18		150	155,601
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/18		50	51,557
City of Houston TX Airport System Revenue RB
Series A
5.00%, 07/01/18		85	87,519
City of Plano TX GOL
Series 2011
4.00%, 09/01/18		150	154,115
City of San Antonio TX GOL
4.50%, 08/01/18		70	72,071
5.00%, 08/01/18		100	103,376
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	51,332
Coppell Independent School District GO
Series B
0.00%, 08/15/18		145	143,673
County of Bexar TX GOL
Series A
5.00%, 06/15/18		150	154,266
County of Harris TX GO
Series C
5.25%, 08/15/18	(AGM)	150	155,664
County of Harris TX RB
Series C
5.00%, 08/15/18		180	186,271
County of Tarrant TX GOL
5.00%, 07/15/18		85	87,721
Dallas Independent School District GO
5.00%, 08/15/18	(PSF)	100	103,535

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Dallas Independent School District GOL
1.50%, 02/15/34	(MT 08/15/18)	$150	$150,408
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	143,730
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	153,959
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	285	295,075
Frisco Independent School District GO
Series B
5.00%, 08/15/18	(PSF)	100	103,535
Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18		150	155,303
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	120	124,242
Keller Independent School District/TX GO
4.00%, 08/15/18	(PSF)	275	282,386
Series A
0.00%, 08/15/18	(PSF)	25	24,771
Klein Independent School District GO
Series A
5.00%, 08/01/18	(PSF)	395	408,363
Laredo Community College District GOL
5.00%, 08/01/18		100	103,285
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	103,729
Series 2010
0.00%, 08/15/18	(PSF)	300	297,255
Series B
0.00%, 08/15/18		170	168,445
Lewisville Independent School District GO
5.00%, 08/15/18		100	103,484

Security		Principal (000s)	Value
Series A
4.00%, 08/15/18	(PSF)	$335	$343,924
Series B
4.00%, 08/15/18		225	230,877
Lone Star College System GOL
Series A
5.00%, 08/15/18		190	196,640
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	51,768
North East Independent School District/TX GO
Series A
5.00%, 08/01/18	(PSF)	400	413,532
North Texas Municipal Water District RB
4.00%, 06/01/18		225	229,585
5.00%, 06/01/18		275	282,242
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/18		575	590,916
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	61,583
Permanent University Fund – Texas A&M University System RB
5.00%, 07/01/18		150	154,572
Permanent University Fund –University of Texas System RB
Series A
5.00%, 07/01/18		150	154,596
Pleasanton Independent School District GO
5.00%, 08/15/18		130	134,564
Round Rock Independent School District GO
4.50%, 08/01/18		300	308,898
5.00%, 08/01/18		90	93,045
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	225	231,428

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	$100	$102,228
State of Texas GO
4.00%, 08/01/18		145	148,663
Series B
3.00%, 08/01/18		150	152,538
5.00%, 08/01/18		120	124,031
Series B-1
5.00%, 08/01/18		55	56,867
Series C
4.00%, 08/01/18		215	220,431
5.00%, 08/01/18		205	211,886
Series C-1
5.00%, 08/01/18		100	103,395
Series F
5.00%, 08/01/18		75	77,546
Tarrant Regional Water District RB
6.00%, 09/01/18		190	198,721
Texas Tech University RB
Series A
5.00%, 08/15/18		200	206,986
Texas Water Development Board RB
Subseries A-1
4.00%, 07/15/18		260	266,271
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/18		260	268,754
United Independent School District/TX GO
5.00%, 08/15/18	(PSF)	100	103,535
University of Texas System (The) RB
Series A
5.00%, 08/15/18		655	678,156
Series B
4.00%, 08/15/18		535	549,226
5.25%, 08/15/18		280	290,497
Series C
5.00%, 08/15/18		370	383,065
Series E
3.00%, 08/15/18		120	122,144

			12,460,403

Security		Principal (000s)	Value
UTAH — 2.15%
County of Salt Lake UT RB
Series A
5.00%, 08/15/18		$700	$724,703
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	66,758
Intermountain Power Agency RB
Series A
4.00%, 07/01/18		310	317,049
5.00%, 07/01/18		440	453,310
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	56,251
5.00%, 07/01/20	(PR 07/01/18)	300	309,237
5.00%, 01/01/24	(PR 07/01/18)	150	154,619
Series C
3.00%, 07/01/18		60	60,919
5.00%, 07/01/18		1,360	1,401,766
University of Utah (The) RB
Series A-1
4.00%, 08/01/18		450	461,443
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(ETM) (AGM)	205	210,959
5.00%, 06/15/25	(PR 06/15/18)	270	277,730

			4,494,744
VERMONT — 0.19%
State of Vermont GO
Series B
5.00%, 08/15/18		250	258,895
Series D
4.00%, 08/15/18		130	133,492

			392,387
VIRGINIA — 4.25%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	100	102,888
5.00%, 07/15/18		5	5,161
City of Chesapeake VA GO
Series A
5.00%, 08/01/18		660	682,348

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
City of Newport News VA GO
Series A
5.00%, 07/15/18		$100	$103,201
Series B
5.00%, 07/01/18		55	56,676
Series C
5.00%, 09/01/18	(SAW)	100	103,703
City of Richmond VA GO
Series B
5.00%, 07/15/18		150	154,790
City of Virginia Beach VA GO
Series B
5.00%, 07/15/18		245	252,884
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	250	255,162
5.00%, 06/01/18		300	308,199
County of Arlington VA GO
4.00%, 08/15/18		245	251,559
Series B
4.00%, 08/15/18		100	102,677
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18		125	129,023
County of Henrico VA GO
4.00%, 07/15/18		125	128,016
Series A
5.00%, 08/01/18		100	103,377
County of Loudoun VA GO
Series A
5.00%, 07/01/18		200	206,128
University of Virginia RB
5.00%, 09/01/18		125	129,680
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/18		135	139,558
Virginia College Building Authority RB
4.00%, 09/01/18		100	102,787
5.00%, 09/01/18	(SAW)	300	311,079
5.00%, 09/01/21	(PR 09/01/18)	1,050	1,089,406
Series A
5.00%, 09/01/18		250	259,257

Security		Principal (000s)	Value
Series B
5.00%, 09/01/18		$650	$674,014
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		100	102,638
5.00%, 08/01/18		100	103,367
5.00%, 08/01/18	(SAP)	230	237,744
Series B-1
5.00%, 08/01/18		100	103,367
Series C
5.00%, 08/01/18		1,000	1,033,670
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	77,402
5.00%, 08/01/18		100	103,367
Series B
5.00%, 08/01/18		105	108,535
5.00%, 08/01/18	(SAW)	400	413,468
Series C
4.00%, 08/01/18	(SAW)	285	292,222
5.00%, 08/01/18	(SAW)	625	646,044

			8,873,397
WASHINGTON — 6.02%
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.00%, 06/01/18		195	200,304
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/18		290	297,427
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	250	255,095
County of King WA GOL
5.00%, 06/01/18		275	282,493
County of Pierce WA RB
5.00%, 08/01/18		125	129,199
Energy Northwest RB
4.00%, 07/01/18		250	255,742
5.00%, 07/01/18		405	417,344
Series A
5.00%, 07/01/18		3,425	3,529,394
5.25%, 07/01/18		860	887,830

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Series C
5.00%, 07/01/18	$100	$103,048
Port of Seattle WA
Series A
4.00%, 08/01/18	65	66,644
Port of Seattle WA GOL
5.00%, 06/01/18	300	308,220
Port of Seattle WA RB
5.00%, 06/01/18	260	267,036
Series A
5.00%, 08/01/18	70	72,353
State of Washington COP
Series A
5.00%, 07/01/18	125	128,743
Series F
4.00%, 07/01/18	195	199,376
State of Washington GO
Series 2010A
5.00%, 08/01/18	115	118,904
Series 2010C
5.00%, 08/01/18	170	175,771
Series 2013A
5.00%, 08/01/18	515	532,484
Series A
5.00%, 07/01/18	250	257,660
5.00%, 08/01/18	940	971,913
Series B
5.00%, 07/01/18	350	360,724
5.00%, 08/01/18	270	279,166
Series B-2
5.00%, 08/01/18	145	149,923
Series C
5.00%, 06/01/18	100	102,733
5.50%, 07/01/18	280	289,629
Series D
5.00%, 07/01/18	300	309,192
Series R-2011C
5.00%, 07/01/18	240	247,354
Series R-2012A
5.00%, 07/01/18	70	72,145
Series R-2013C
5.00%, 07/01/18	500	515,320
Series R-2015
5.00%, 07/01/18	100	103,064

Security		Principal (000s)	Value
Series R-2015-C
4.00%, 07/01/18		$85	$86,966
State of Washington RB
Series C
5.00%, 09/01/18		505	523,205
University of Washington RB
Series C
5.00%, 07/01/18		65	66,992

			12,563,393
WEST VIRGINIA — 0.10%
State of West Virginia GO
Series A
5.00%, 06/01/18		200	205,426

			205,426
WISCONSIN — 1.80%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	(ETM)	150	154,094
Series 2
5.00%, 06/01/18	(ETM)	480	493,099
Series 5
5.00%, 06/01/18	(ETM)	100	102,729
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/18		300	308,199
State of Wisconsin RB
Series 1
4.00%, 07/01/18		865	884,739
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18		1,015	1,045,938
Series 2
4.00%, 07/01/18		250	255,742
WPPI Energy RB
Series A
5.00%, 07/01/18	(AGM)	505	519,963

			3,764,503

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $205,403,823)			205,535,801

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Liquidity Funds: MuniCash 0.73%[a,b]	372	$371,776

		371,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $371,763)		371,776

TOTAL INVESTMENTS IN SECURITIES — 98.63%
(Cost: $205,775,586)[c]		205,907,577
Other Assets, Less Liabilities — 1.37%		2,854,670

NET ASSETS — 100.00%		$208,762,247

BAB  —  Build America Bond

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC – FGIC  —  National Public Finance Guarantee Corp. –Financial Guaranty Insurance Co.

NPFGC – IBC  —  National Public Finance Guarantee Corp. – Insured Bond Certificates

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $205,778,448. Net unrealized appreciation was $129,129, of which $181,653 represented gross unrealized appreciation on investments and $52,524 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 09/30/17 (000s)	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Liquidity Funds: MuniCash	511	—	(139)[b]	372	$371,776	$142	$(43)	$1,451

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$205,535,801	$—	$205,535,801
Money market funds	371,776	—	—	371,776

Total	$371,776	$205,535,801	$—	$205,907,577

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.56%

ALABAMA — 0.82%
Alabama Drinking Water Finance Authority RB
Series A
3.00%, 08/15/19		$235	$243,432
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		545	584,551
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/19		195	209,539
City of Huntsville AL GO
Series A
5.00%, 09/01/19		185	198,830
State of Alabama GO
Series A
4.00%, 06/01/19		175	183,608
5.00%, 08/01/19		125	133,955
Series C
5.00%, 06/01/19		105	111,901
Series D
4.25%, 06/01/19	(ETM)	75	78,976
University of Alabama (The) RB
Series A
5.00%, 07/01/19		45	48,083

			1,792,875
ALASKA — 0.20%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19		115	120,505
5.00%, 06/30/19		10	10,652
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/19	(NPFGC)	20	21,463
State of Alaska GO
Series A
4.00%, 08/01/19		250	263,065
Series B
5.00%, 08/01/19		20	21,408

			437,093

Security	Principal (000s)	Value
ARIZONA — 3.89%
Arizona Board of Regents COP
Series A
5.00%, 06/01/19	$110	$116,826
Series B
5.00%, 06/01/19	150	159,308
Series C
5.00%, 06/01/19	105	111,515
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/19	140	149,618
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19	200	214,674
Series A-3
5.00%, 09/01/19	(AGM)	150	161,065
Arizona State University RB
Series A
5.00%, 07/01/19	50	53,426
Arizona Transportation Board RB
4.25%, 07/01/19	75	79,176
5.00%, 07/01/19	830	887,021
Series A
5.00%, 07/01/19	240	256,488
City of Flagstaff AZ GOL
Series B
4.00%, 07/01/19	55	57,795
City of Phoenix AZ GO
3.00%, 07/01/19	175	181,011
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	51,700
4.00%, 07/01/19	130	136,652
5.00%, 07/01/19	895	956,209
Series A
4.00%, 07/01/19	430	451,202
5.00%, 07/01/19	895	955,372
Series B
3.50%, 07/01/19	75	78,200
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	103,435

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
City of Tempe AZ GOL
Series B
4.00%, 07/01/19	$135	$141,835
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	42,704
County of Pima AZ RB
4.00%, 07/01/19	25	26,266
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19	(AGM)	340	363,232
Series B
5.00%, 07/01/19	290	309,816
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	135	144,323
Series D
4.00%, 07/01/19	425	446,977
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	130	139,494
Series E
5.00%, 07/01/19	50	53,417
Maricopa County High School District No. 210-Phoenix GOL
3.00%, 07/01/19	75	77,523
Maricopa County Unified School District No. 4 Mesa GOL
4.00%, 07/01/19	115	120,781
Maricopa County Unified School District No. 69 Paradise Valley GO
Series D
3.50%, 07/01/19	70	72,912
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19	105	110,373
Pima County Regional Transportation Authority RB
5.00%, 06/01/19	250	266,300
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19	285	304,422

Security		Principal (000s)	Value
Scottsdale Preserve Authority RB
5.00%, 07/01/19		$305	$325,621
State of Arizona COP
4.00%, 09/01/19		100	105,480
State of Arizona Lottery Revenue RB
Series A
5.00%, 07/01/19	(AGM)	55	58,738
University of Arizona RB
5.00%, 08/01/19		115	123,119
Series B
5.00%, 06/01/19		85	90,528

			8,484,554
CALIFORNIA — 15.62%
91 Express Lanes Toll Road RB
5.00%, 08/15/19		270	290,209
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)	50	48,631
Benicia Unified School District GO
4.00%, 08/01/19		65	68,405
Berkeley Unified School District/CA GO
5.00%, 08/01/19		90	96,722
California Educational Facilities Authority RB
5.25%, 09/01/19	(AMBAC)	25	27,053
California State Public Works Board RB
Series A
5.00%, 06/01/19		25	26,652
5.00%, 09/01/19		445	478,624
Series D
5.00%, 09/01/19		125	134,445
Series F
4.00%, 09/01/19		25	26,414
5.00%, 09/01/19		185	198,979
Series G
5.00%, 09/01/19		255	274,268
Chaffey Community College District GO Series A
5.00%, 06/01/19		195	208,180

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
City & County of San Francisco CA GO
4.00%, 06/15/19		$150	$157,829
Series A
5.00%, 06/15/19		115	122,950
City of Los Angeles CA GO
Series A
4.00%, 09/01/19	(ETM)	90	95,144
5.00%, 09/01/19		360	387,774
Series B
5.00%, 09/01/19		240	258,516
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		680	725,961
5.25%, 06/01/19		170	182,194
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/19		50	53,462
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/19	(AMBAC)	60	58,457
Clovis Unified School District GO Series A
0.00%, 08/01/19	(ETM) (NPFGC)	150	146,732
Coast Community College District GO Series A
5.00%, 08/01/19		415	446,075
Contra Costa County Public Financing Authority RB Series B
5.00%, 06/01/19		75	80,083
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/19		170	181,987
County of Santa Clara CA GO Series B
5.00%, 08/01/19		125	134,253

Security		Principal (000s)	Value
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		$55	$58,738
Series B
4.00%, 06/01/19		20	21,028
5.00%, 06/01/19		65	69,418
East Bay Regional Park District GO Series A
3.00%, 09/01/19		35	36,356
El Camino Community College District GO
5.00%, 08/01/19		365	392,054
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	65	70,107
Fremont Union High School District GO
5.00%, 08/01/19		200	214,804
Glendale Unified School District/CA GO
5.00%, 09/01/19		65	70,028
Huntington Beach City School District GO Series A
4.00%, 08/01/19		250	264,030
Long Beach Unified School District GO
Series A
4.00%, 08/01/19		85	89,754
5.00%, 08/01/19		20	21,482
Los Altos Elementary School District GO
5.00%, 08/01/19		25	26,836
Los Angeles Community College District/CA GO Series C
5.00%, 08/01/19		400	429,648
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19		210	224,769
Series A
5.00%, 06/01/19		75	80,069
5.00%, 07/01/19		640	685,017

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Series B
5.00%, 07/01/19	$310	$331,729
Series D
5.00%, 07/01/19	270	288,892
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/19	180	189,630
5.00%, 07/01/19	355	380,162
Series B
5.00%, 07/01/19	85	91,025
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	195	208,714
Series B
5.00%, 07/01/19	370	396,022
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	165	170,961
5.00%, 07/01/19	1,135	1,215,449
Series C
5.00%, 07/01/19	350	374,808
Series D
5.00%, 07/01/19	160	171,341
Series F
5.00%, 07/01/19	50	53,544
Series I
5.00%, 07/01/19	490	524,731
Series K
4.00%, 07/01/19	175	184,362
Series KRY
5.00%, 07/01/19	90	96,379
Marin Community College District GO
4.00%, 08/01/19	80	84,474
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	104,553
Series A
5.00%, 07/01/19	160	171,456
Series B
5.00%, 07/01/19	125	133,950
Series C
5.00%, 07/01/19	190	203,604

Security	Principal (000s)	Value
Monterey Peninsula Community College District GO
Series A
4.00%, 08/01/19	$175	$184,788
Mount Diablo Unified School District/CA GO
Series F
5.00%, 08/01/19	50	53,706
Municipal Improvement Corp. of Los Angeles RB
Series C
4.50%, 09/01/19	140	149,387
Newport Mesa Unified School District GO
4.00%, 08/01/19	100	105,612
North Orange County Community College District/CA GO
Series A
4.00%, 08/01/19	100	105,593
Northern California Power Agency RB
Series A
5.00%, 07/01/19	150	160,223
Norwalk-La Mirada Unified School District GO
Series A
4.00%, 08/01/19	100	105,555
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	53,687
Port of Los Angeles RB
Series A
5.00%, 08/01/19	160	171,752
Poway Unified School District GO
5.00%, 08/01/19	250	268,530
Rancho Cucamonga Redevelopment Agency Successor Agency TA
5.00%, 09/01/19	100	107,430
Rancho Santiago Community College District GO
4.00%, 09/01/19	110	116,417
5.25%, 09/01/19	(AGM)	100	108,210
Redding Joint Powers Financing Authority RB
Series A
5.00%, 06/01/19	50	53,341

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/19		$140	$149,463
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19		515	553,949
Series Y
4.00%, 08/15/19		120	126,847
San Diego Community College District GO
5.00%, 08/01/19		270	290,167
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/19		35	37,487
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 09/01/19		150	161,394
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/19		100	107,412
Series B
5.00%, 08/01/19		195	209,453
5.00%, 08/01/19	(ETM)	125	134,218
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19		220	215,389
0.00%, 07/01/19	(NPFGC)	160	156,675
Series C-2
5.50%, 07/01/19	(AGM)	165	178,157
Series R-3
5.00%, 07/01/19		45	48,190
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19		100	107,033
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		145	155,024

Security		Principal (000s)	Value
Series E
5.00%, 06/15/19		$70	$74,839
San Gabriel Unified School District GO
Series A
4.00%, 08/01/19		120	126,576
San Jose Financing Authority RB
Series A
5.00%, 06/01/19		45	47,986
San Jose Unified School District GO
4.00%, 08/01/19		50	52,797
5.00%, 08/01/19		25	26,853
San Mateo County Community College District GO
4.00%, 09/01/19		155	164,165
San Mateo County Transit District RB
Series A
5.25%, 06/01/19	(ETM) (NPFGC)	25	26,799
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/19		495	523,057
Santa Clara Unified School District GO
3.00%, 07/01/19		430	445,536
Santa Margarita-Dana Point Authority RB Series A
5.00%, 08/01/19		75	80,559
Santa Monica Community College District GO Series C
5.25%, 08/01/19		65	70,113
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19		205	200,728
Sonoma County Junior College District GO
5.00%, 08/01/19		60	64,447
Southern California Public Power Authority RB
5.00%, 07/01/19		95	101,734
Series A
4.00%, 07/01/19		120	126,420

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
5.00%, 07/01/19		$1,035	$1,108,051
State of California GO
3.00%, 09/01/19		460	477,558
5.00%, 08/01/19		685	734,984
5.00%, 09/01/19		3,075	3,309,161
Series A
4.60%, 07/01/19	(ETM)	805	856,753
5.00%, 07/01/19	(ETM)	4,195	4,493,852
5.00%, 07/01/20	(PR 07/01/19)	770	824,431
5.25%, 07/01/21	(PR 07/01/19)	1,140	1,225,545
Series B
5.00%, 09/01/19		975	1,049,246
Tahoe-Truckee Unified School District GO
5.50%, 08/01/19	(NPFGC)	155	167,839
Ventura County Community College District GO
5.00%, 08/01/19		40	42,965
West Valley-Mission Community College District GO Series B
5.00%, 08/01/19		125	134,455
William S Hart Union High School District GO Series C
4.00%, 08/01/19		20	21,096
Yosemite Community College District GO
4.00%, 08/01/19		100	105,593

			34,099,150
COLORADO — 0.53%
City & County of Denver CO GO Series A
5.00%, 08/01/19		110	117,936
City & County of Denver CO RB Series A
5.25%, 09/01/19	(ETM) (AGM)	100	107,957
Colorado Water Resources & Power Development Authority RB Series A
5.00%, 09/01/19		25	26,894

Security		Principal (000s)	Value
E-470 Public Highway Authority RB Series A
5.00%, 09/01/19		$100	$106,967
Regional Transportation District COP Series A
4.00%, 06/01/19		100	104,779
University of Colorado RB
5.00%, 06/01/19		75	79,929
Series A
5.00%, 06/01/19		285	303,730
Series B
5.00%, 06/01/19		280	298,402

			1,146,594
CONNECTICUT — 1.30%
City of Stamford CT GO Series B
4.00%, 07/01/19		60	63,145
Connecticut State Health & Educational Facility Authority RB Series A-1
1.00%, 07/01/42	(MT 07/01/19)	400	398,960
State of Connecticut GO
Series B
5.25%, 06/01/19	(AMBAC)	330	351,968
Series C
5.00%, 06/15/19		390	414,387
5.00%, 07/15/19		130	138,490
Series D
5.00%, 06/15/19		75	79,690
Series E
5.00%, 09/01/19		300	320,880
State of Connecticut RB Series A
5.00%, 06/01/19		175	186,501
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/19		50	53,331
5.00%, 09/01/19		500	534,705
Series B
5.00%, 08/01/19		160	170,659

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
University of Connecticut RB Series A
5.00%, 08/15/19		$125	$133,539

			2,846,255
DELAWARE — 0.60%
County of New Castle DE GO
Series A
5.00%, 07/15/19		25	26,777
Series B
5.00%, 07/15/19		100	107,109
Delaware Transportation Authority RB
5.00%, 07/01/19		50	53,453
5.00%, 09/01/19		180	193,243
Series A
5.00%, 07/01/19		360	384,861
State of Delaware GO
Series A
3.00%, 08/01/19		100	103,644
5.00%, 07/01/19		70	74,872
Series B
5.00%, 07/01/19		345	369,012

			1,312,971
DISTRICT OF COLUMBIA — 0.61%
District of Columbia GO
Series A
5.00%, 06/01/19		700	746,004
Series B
5.25%, 06/01/19	(AGM-CR, AMBAC)	120	128,383
5.25%, 06/01/19	(AMBAC)	100	106,986
Series D
5.00%, 06/01/19		235	250,444
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/19	(ETM)	100	106,888

			1,338,705
FLORIDA — 6.31%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/19		255	272,470

Security	Principal (000s)	Value
Brevard County School District COP Series C
5.00%, 07/01/19	$150	$160,087
City of Fort Lauderdale FL Water & Sewer Revenue RB
5.00%, 09/01/19	100	107,476
County of Hillsborough FL RB
5.00%, 08/01/19	170	182,260
County of Miami-Dade FL GO
3.50%, 07/01/19	75	78,227
Series A
3.00%, 07/01/19	100	103,435
County of Miami-Dade FL Transit System RB
5.00%, 07/01/19	115	122,734
Series A
5.00%, 07/01/19	250	266,812
5.00%, 07/01/19	(AGC)	220	234,835
County of Palm Beach FL GO
5.00%, 07/01/19	100	106,979
County of Palm Beach FL RB
5.00%, 06/01/19	515	548,758
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/19	145	155,014
Series B
5.00%, 07/01/19	680	726,961
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/19	175	187,238
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/19	830	887,264
Hillsborough County School Board COP Series A
5.00%, 07/01/19	30	32,045
Jacksonville Transportation Authority RB
4.00%, 08/01/19	300	315,903

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Lee County School Board (The) COP
Series A
5.00%, 08/01/19	$50	$53,508
Series B
5.00%, 08/01/19	400	428,060
Leon County School District RB
5.00%, 09/01/19	150	160,945
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	120	128,221
5.00%, 07/01/19	(AGM)	75	79,840
Series B
5.00%, 07/01/19	145	154,384
Orange County School Board COP Series D
5.00%, 08/01/19	290	310,564
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/19	55	58,619
Palm Beach County School District COP
Series A
5.00%, 08/01/19	50	53,580
Series B
5.00%, 08/01/19	495	530,447
Series C
4.00%, 08/01/19	20	21,069
Series D
5.00%, 08/01/19	50	53,581
Pasco County School Board COP
5.00%, 08/01/19	50	53,374
Series A
5.00%, 08/01/19	70	74,723
Reedy Creek Improvement District GOL Series B
4.00%, 06/01/19	55	57,658
Sarasota County School Board COP Series B
3.00%, 07/01/19	185	190,537

Security	Principal (000s)	Value
School District of Broward County/FL COP
Series A
4.00%, 07/01/19	$75	$78,797
5.00%, 07/01/19	675	720,879
Seminole County School Board COP Series A
4.00%, 07/01/19	25	26,217
St. Johns County School Board COP
5.00%, 07/01/19	220	234,914
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	74,770
State of Florida GO
5.00%, 07/01/19	515	550,566
Series A
5.00%, 06/01/19	650	692,816
Series B
5.00%, 06/01/19	1,020	1,087,188
Series C
5.00%, 06/01/19	780	831,380
Series D
5.50%, 06/01/19	275	295,386
Series F
4.00%, 06/01/19	100	105,004
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19	160	170,962
Series B
5.00%, 07/01/19	495	528,912
Series C
5.00%, 07/01/19	325	347,266
Series E
5.00%, 07/01/19	235	251,100
Series F
5.00%, 07/01/19	610	651,791
Volusia County School Board COP
5.00%, 08/01/19	150	160,432
Series A
5.00%, 08/01/19	70	74,868

		13,780,856
GEORGIA — 2.48%
County of Carroll GA GO
4.00%, 06/01/19	140	146,839

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19		$25	$26,519
Georgia State Road & Tollway Authority RB Series A
5.00%, 06/01/19		720	765,916
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19	(GTD)	495	530,932
Series A
4.00%, 08/01/19	(GTD)	70	73,757
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19		255	272,518
5.00%, 07/01/19	(NPFGC)	355	379,388
Series B
5.00%, 07/01/19		100	106,870
State of Georgia GO
Series A
5.00%, 07/01/19		250	267,355
Series C
5.00%, 07/01/19		840	898,313
Series E-1
4.50%, 07/01/19		85	90,163
Series E-2
4.00%, 09/01/19		125	132,096
Series I
4.00%, 07/01/19		390	410,307
5.00%, 07/01/19		1,235	1,320,734

			5,421,707
HAWAII — 1.86%
City & County Honolulu HI Wastewater System Revenue RB
Series A
3.50%, 07/01/19		60	62,560
5.00%, 07/01/19		220	235,114
City & County of Honolulu HI GO
Series A
4.00%, 08/01/19		15	15,801
4.00%, 08/01/19	(ETM)	10	10,529

Security		Principal (000s)	Value
Series B
5.00%, 08/01/19		$325	$348,254
5.25%, 07/01/19	(AGM)	575	616,889
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC)	30	29,117
Series A
4.00%, 07/01/19		340	357,459
County of Hawaii HI GO Series B
4.00%, 09/01/19		50	52,779
County of Maui HI GO
5.00%, 06/01/19		220	234,420
5.00%, 09/01/19		145	155,840
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/19		150	160,276
State of Hawaii GO
Series DQ
5.00%, 06/01/19		205	218,503
5.00%, 06/01/22	(PR 06/01/19)	120	127,890
Series DR
4.00%, 06/01/19		50	52,467
4.25%, 06/01/19		310	326,573
5.00%, 06/01/19		275	293,114
Series EH
4.00%, 08/01/19		365	384,692
5.00%, 08/01/19		65	69,688
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/19	(AGM)	280	300,552

			4,052,517
IDAHO — 0.02%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	53,706

			53,706
ILLINOIS — 1.12%
Chicago Transit Authority RB
4.00%, 06/01/19		150	156,565

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Metropolitan Pier & Exposition Authority RB Series A
0.00%, 06/15/19	(NPFGC)	$125	$120,330
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	115	122,254
5.50%, 07/01/19	(NPFGC)	70	75,212
Series B
5.50%, 06/01/19	(NPFGC)	25	26,779
State of Illinois GO
0.00%, 08/01/19		305	287,817
5.00%, 08/01/19		340	356,068
Series A
5.00%, 06/01/19		135	140,885
State of Illinois RB
4.50%, 06/15/19		50	52,572
5.00%, 06/15/19		510	540,523
First Series
5.25%, 06/15/19		70	74,484
Second Series
5.75%, 06/15/19	(NPFGC)	125	134,308
Series A
4.00%, 06/15/19		195	203,389
Series B
5.00%, 06/15/19		140	148,379

			2,439,565
INDIANA — 0.39%
Indiana University RB Series U
5.00%, 08/01/19		130	139,376
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/19		300	318,699
Purdue University RB
Series A
5.00%, 07/01/19		300	320,880
Series Y
5.00%, 07/01/19		65	69,524

			848,479

Security		Principal (000s)	Value
IOWA — 0.76%
Cedar Rapids Community School District GO
5.00%, 06/01/19		$50	$53,171
City of Cedar Rapids IA GO Series A
5.00%, 06/01/19		235	250,364
City of Des Moines IA GO
Series A
5.00%, 06/01/19		25	26,639
Series D
3.00%, 06/01/19		150	154,872
City of West Des Moines IA GO Series A
4.25%, 06/01/19		160	168,477
Iowa Finance Authority RB
5.00%, 08/01/19		325	348,468
5.00%, 08/01/19	(ETM)	40	42,886
Iowa State University of Science & Technology RB
4.00%, 07/01/19		170	178,668
State of Iowa RB
5.00%, 06/15/19		100	106,684
Series A
4.00%, 06/01/19	(ETM)	100	104,751
5.00%, 06/01/19	(ETM)	215	229,025

			1,664,005
KANSAS — 0.39%
Kansas Turnpike Authority RB Series A
5.00%, 09/01/19		175	187,805
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19		80	82,986
5.00%, 09/01/19		250	268,822
Series B
5.00%, 09/01/19		285	306,458

			846,071
KENTUCKY — 0.28%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	125	134,714

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Kentucky State Property & Building Commission RB
4.00%, 08/01/19	$250	$261,950
5.00%, 08/01/19	25	26,647
Series A
5.00%, 08/01/19	25	26,681
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/19	155	165,199

		615,191
LOUISIANA — 0.16%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19	100	106,233
State of Louisiana GO Series C
5.00%, 07/15/19	200	213,802
State of Louisiana RB
5.00%, 09/01/19	20	21,372

		341,407
MAINE — 0.38%
Maine Municipal Bond Bank RB Series A
4.00%, 09/01/19	45	47,466
Maine Turnpike Authority RB
5.00%, 07/01/19	100	106,870
State of Maine GO
4.25%, 06/01/19	295	310,824
Series B
5.00%, 06/01/19	335	357,123

		822,283
MARYLAND — 5.96%
City of Baltimore MD RB
Series A
5.00%, 07/01/19	200	213,702
Series D
5.00%, 07/01/19	335	358,075
City of Frederick MD GO
5.00%, 09/01/19	135	145,199
County of Baltimore MD GO
5.00%, 08/01/19	710	761,540
Series B
4.50%, 09/01/19	250	266,565

Security		Principal (000s)	Value
County of Charles MD GO
5.00%, 07/15/19		$50	$53,543
County of Harford MD GO
4.00%, 07/01/19		50	52,621
Series A
5.00%, 07/01/19		65	69,536
County of Howard MD GO
Series A
5.00%, 08/15/19		165	177,222
Series B
5.00%, 08/15/19		265	284,628
County of Montgomery MD GO
Series A
5.00%, 07/01/19		410	438,462
5.00%, 08/01/19		430	461,214
5.00%, 07/01/23	(PR 07/01/19)	1,070	1,145,638
County of Prince George’s MD GOL
Series B
4.00%, 07/15/19		360	379,141
Series C
5.00%, 08/01/19		150	160,889
Maryland Economic Development Corp. RB
4.00%, 06/01/19		20	20,977
Maryland State Transportation Authority RB
4.00%, 07/01/19		60	63,070
Series A
5.00%, 07/01/19		310	331,238
State of Maryland Department of Transportation RB
5.00%, 06/01/19		100	106,624
State of Maryland GO
First Series
5.00%, 06/01/19		390	415,834
Second Series
3.00%, 08/01/19		225	232,947
4.00%, 08/01/19		80	84,354
4.50%, 08/01/19		350	372,228
Second Series A
5.00%, 08/01/19		380	407,584
Second Series E
5.00%, 08/01/19		725	777,628

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Series B
4.50%, 08/01/19		$475	$505,167
5.00%, 08/01/19		250	268,148
5.00%, 08/01/20	(PR 08/01/19)	250	268,322
5.00%, 08/01/21	(PR 08/01/19)	275	295,155
5.00%, 08/01/23	(PR 08/01/19)	1,530	1,642,134
5.25%, 08/15/19		330	355,974
Series C
5.00%, 08/01/19		460	493,391
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		1,115	1,188,857
Series A
4.00%, 06/01/19		200	209,940

			13,007,547
MASSACHUSETTS — 4.09%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19		360	384,440
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19		150	158,093
Series A
5.25%, 08/01/19		340	366,064
Series B
4.00%, 08/01/19		600	632,370
5.00%, 07/01/19		90	96,215
5.00%, 08/01/19		1,020	1,093,562
Series C
5.00%, 08/01/19		390	418,127
Series D
5.50%, 08/01/19		150	162,180
5.50%, 08/01/19	(NPFGC-IBC)	100	108,120
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/19	(AGM)	160	171,861
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19		575	616,992

Security	Principal (000s)	Value
Series B
5.25%, 07/01/19	$695	$745,756
Series C
5.25%, 07/01/19	120	128,764
5.50%, 07/01/19	140	150,832
Series D
5.00%, 07/01/19	125	133,588
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19	25	25,883
5.00%, 08/01/19	115	123,348
5.25%, 08/01/19	490	527,799
Series 14
5.00%, 08/01/19	75	80,444
Series 15A
5.00%, 08/01/19	265	284,236
Series A
5.25%, 08/01/19	690	743,227
Massachusetts Development Finance Agency RB Series S
5.00%, 07/01/19	65	69,453
Massachusetts Port Authority RB Series B
5.00%, 07/01/19	10	10,685
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19	200	210,998
5.00%, 08/15/19	525	563,608
Series C
5.00%, 08/15/19	155	166,399
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19	630	675,795
Series J
5.25%, 08/01/19	(AGM)	70	75,406

8,924,245
MICHIGAN — 0.93%
Michigan Finance Authority RB Series A
5.00%, 07/01/19	1,690	1,806,712

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Michigan State University RB Series A
4.00%, 08/15/19	$210	$221,428

2,028,140
MINNESOTA — 1.98%
Metropolitan Council GO Series B
5.00%, 09/01/19	175	188,258
State of Minnesota COP
5.00%, 06/01/19	125	133,043
State of Minnesota GO
5.00%, 08/01/19	460	492,954
5.00%, 08/01/19	(ETM)	5	5,360
Series A
5.00%, 08/01/19	400	428,656
Series B
5.00%, 08/01/19	700	750,148
Series C
5.00%, 08/01/19	345	369,716
Series D
5.00%, 08/01/19	370	396,507
Series E
4.00%, 08/01/19	190	200,161
5.00%, 08/01/19	445	476,880
Series F
4.00%, 08/01/19	65	68,476
Series G
5.00%, 08/01/19	60	64,298
State of Minnesota RB Series A
5.00%, 06/01/19	100	106,555
University of Minnesota RB Series A
4.00%, 09/01/19	615	649,311

4,330,323
MISSOURI — 0.48%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	140	150,044
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19	150	160,359

Security		Principal (000s)	Value
5.25%, 07/01/19		$160	$171,802
Series B
5.00%, 07/01/19		525	561,256

			1,043,461
MONTANA — 0.05%
Montana Department of Transportation RB
4.00%, 06/01/19		110	115,123

			115,123
NEBRASKA — 0.13%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19		85	89,642
Nebraska Public Power District RB
5.00%, 07/01/19		175	186,926

			276,568
NEVADA — 2.49%
Clark County School District GOL
Series A
5.00%, 06/15/19		1,035	1,102,751
Series B
5.00%, 06/15/19		440	468,803
Series C
5.00%, 06/15/19		50	53,273
Clark County Water Reclamation District GOL
5.00%, 07/01/19		135	144,249
Series A
5.25%, 07/01/34	(PR 07/01/19)	400	429,432
5.25%, 07/01/38	(PR 07/01/19)	700	751,506
County of Clark Department of Aviation RB
5.00%, 07/01/19		110	117,357
Series C
5.00%, 07/01/19		240	256,183
Series D
4.50%, 07/01/19		165	174,725
County of Clark NV GOL
Series A
5.00%, 07/01/19		250	267,127
Series B
4.00%, 07/01/19		50	52,559
County of Clark NV RB 5.00%, 07/01/19		340	363,171

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Series B
5.00%, 07/01/19		$250	$266,903
Nevada System of Higher Education RB
Series B
4.00%, 07/01/19		200	209,804
State of Nevada GOL
5.00%, 06/01/19		30	31,961
5.00%, 08/01/19		155	166,090
Series A
5.00%, 08/01/19		100	107,155
Series B
5.00%, 08/01/19		115	123,228
Series C
5.00%, 06/01/19		200	213,076
5.00%, 08/01/19		125	133,944

			5,433,297
NEW HAMPSHIRE — 0.76%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/19		715	767,399
State of New Hampshire GO
Series A
5.00%, 07/01/19		530	566,793
Series B
4.00%, 06/01/19		250	262,425
State of New Hampshire RB
5.00%, 09/01/19		50	53,529

			1,650,146
NEW JERSEY — 2.20%
New Jersey Building Authority RB
Series A
5.00%, 06/15/19		135	142,125
5.00%, 06/15/19	(ETM)	15	16,018
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)	55	53,241
4.00%, 06/15/19		50	51,752
5.00%, 06/15/19		115	121,536
5.25%, 09/01/19		25	26,576
5.25%, 09/01/19	(ETM)	75	81,008
Series PP
5.00%, 06/15/19		270	284,251

Security		Principal (000s)	Value
Series UU
4.00%, 06/15/19		$50	$51,801
5.00%, 06/15/19		160	168,445
Series XX
5.00%, 06/15/19		250	263,195
Series DDD
5.00%, 06/15/19		400	420,912
New Jersey Educational Facilities Authority RB
Series B
4.00%, 07/01/19		450	473,670
4.75%, 07/01/19		420	447,409
New Jersey Environmental Infrastructure Trust RB
Series A
5.25%, 09/01/19		80	86,339
Series C
5.00%, 09/01/19		25	26,863
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/19	(SAP)	100	105,283
Series A-1
5.00%, 06/15/19		450	474,044
Series B
5.00%, 06/15/19		100	105,283
Series AA
5.00%, 06/15/19		75	78,962
State of New Jersey COP
Series A
5.00%, 06/15/19	(ETM)	25	26,692
State of New Jersey GO
5.00%, 06/01/19		260	275,709
5.00%, 08/01/19		135	143,905
Series H
5.25%, 07/01/19		250	266,900
Series L
5.25%, 07/15/19	(AMBAC)	245	261,893
Series N
5.50%, 07/15/19	(NPFGC)	65	69,880
Series Q
5.00%, 08/15/19		255	272,136

			4,795,828

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
NEW MEXICO — 1.25%
City of Albuquerque NM GO
Series A
4.00%, 07/01/19	$135	$141,908
City of Albuquerque NM RB
Series B
5.00%, 07/01/19	35	37,360
New Mexico Finance Authority RB
4.00%, 06/15/19	855	898,289
5.00%, 06/15/19	75	80,066
Series C
5.00%, 06/01/19	75	79,929
Series D
5.00%, 06/01/19	300	319,716
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19	450	480,915
Series B
5.00%, 07/01/19	650	693,238

		2,731,421
NEW YORK — 8.80%
City of New York NY GO
Series 1
5.00%, 08/01/19	535	573,328
Series A
5.00%, 08/01/19	905	969,834
Series A-1
5.00%, 08/01/19	515	551,895
Series B
4.00%, 08/01/19	465	489,868
5.00%, 08/01/19	1,115	1,194,878
Series C
4.00%, 08/01/19	620	653,158
5.00%, 08/01/19	965	1,034,133
Series D
5.00%, 08/01/19	345	369,716
Series E
4.00%, 08/01/19	140	147,487
5.00%, 08/01/19	580	621,551
Series G
4.00%, 08/01/19	500	526,740
5.00%, 08/01/19	175	187,537

Security		Principal (000s)	Value
Series H
5.00%, 08/01/19		$155	$166,105
Series I
4.00%, 08/01/19		150	158,022
5.00%, 08/01/19		470	503,671
Series I-1
5.00%, 08/01/19		985	1,055,565
Series J
5.00%, 08/01/19		470	503,671
Series K
4.00%, 08/01/19		200	210,696
5.00%, 08/01/19		605	648,342
County of Orange NY GOL
Series B
4.00%, 07/01/19		50	52,362
County of Westchester NY GOL
Series B
5.00%, 07/01/19		115	123,026
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)	120	117,161
Monroe County Industrial Development Corp./NY RB
Series A
5.00%, 07/01/19		115	122,775
New York City Transitional Finance Authority Building Aid Revenue RB
Series S
5.00%, 07/15/19	(ETM) (SAW)	60	64,241
Series S-1
4.00%, 07/15/19	(SAW)	335	352,135
5.00%, 07/15/19	(SAW)	40	42,777
Series S-1A
4.00%, 07/15/19	(SAW)	200	210,230
5.00%, 07/15/19	(ETM) (SAW)	400	428,276
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19	(ETM)	100	107,253
Series A-1
4.00%, 08/01/19		165	173,700
5.00%, 08/01/19		255	273,074

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Series A-3
5.00%, 08/01/19	(ETM)	$155	$166,095
Series B-1
5.00%, 08/01/19		415	444,415
New York City Water & Sewer System RB
Series BB
5.00%, 06/15/19		130	138,758
Series EE
5.00%, 06/15/19		320	341,558
Series GG
5.00%, 06/15/19		100	106,737
New York State Dormitory Authority RB
3.00%, 07/01/19		150	154,596
5.00%, 07/01/19		385	411,238
5.00%, 07/01/19	(SAP)	130	138,836
5.50%, 07/01/19	(NPFGC)	130	139,963
Series A
3.50%, 07/01/19		75	78,161
5.00%, 07/01/19		770	822,846
Series D
3.50%, 06/15/19		220	229,240
4.50%, 06/15/19		380	402,120
5.00%, 06/15/19		110	117,489
Series E
5.00%, 08/15/19		400	429,784
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19		695	742,071
Series A
5.00%, 06/15/19		1,145	1,222,551
5.00%, 08/15/19		150	161,110
Port Authority of New York & New Jersey RB
Fifth Series
5.20%, 09/01/19		115	124,079
Town of Hempstead NY GOL
4.00%, 08/15/19		200	210,988

			19,215,842
NORTH CAROLINA — 2.36%
City of Charlotte NC GO
Series A
5.00%, 07/01/19		255	272,702

Security	Principal (000s)	Value
Series C
5.00%, 06/01/19	$50	$53,312
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	130	136,769
Series B
4.00%, 07/01/19	20	21,041
5.00%, 07/01/19	305	326,173
City of Durham NC GO
Series C
5.00%, 07/01/19	115	122,983
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	58,871
Series A
5.00%, 06/01/19	310	330,535
City of Raleigh NC GO
Series A
5.00%, 09/01/19	65	69,924
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A
4.00%, 06/01/19	100	104,970
County of Buncombe NC RB
5.00%, 06/01/19	190	202,422
Series A
5.00%, 06/01/19	210	223,730
County of Forsyth NC GO
Series E
4.00%, 07/01/19	175	184,112
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	280	295,238
5.00%, 08/01/19	130	139,437
5.00%, 09/01/19	400	430,304
County of New Hanover NC GO
5.00%, 06/01/19	50	53,312
Series A
4.00%, 08/01/19	70	73,809
5.00%, 08/01/19	25	26,815
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	106,851

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
State of North Carolina GO
Series A
5.00%, 06/01/19	$1,175	$1,252,832
Series B
5.00%, 06/01/19	525	559,776
Town of Cary NC GO Series B
4.00%, 06/01/19	110	115,467

		5,161,385
OHIO — 2.05%
City of Columbus OH GO
Series 1
5.00%, 07/01/19	370	395,619
Series 2012-3
5.25%, 08/15/19	150	161,748
Series A
5.00%, 06/01/19	100	106,607
5.00%, 07/01/19	200	213,812
5.00%, 08/15/19	370	397,262
City of Columbus OH GOL Series B
3.00%, 07/01/19	200	206,764
County of Franklin OH GOL
1.50%, 06/01/19	110	110,882
Miami University/Oxford OH RB
5.00%, 09/01/19	245	263,137
Ohio State University (The) RB Series A
5.00%, 06/01/19	125	133,297
Ohio Water Development Authority RB Series B
5.00%, 06/01/19	110	117,246
Series C
5.00%, 06/01/19	145	154,551
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.25%, 06/01/19	135	144,520
State of Ohio Department of Administration COP
5.00%, 09/01/19	100	107,297

Security		Principal (000s)	Value
State of Ohio GO
5.00%, 08/01/19		$55	$58,946
Series A
5.00%, 08/01/19		100	107,174
Series B
5.00%, 06/15/19		35	37,346
5.00%, 08/01/19		710	760,935
5.00%, 09/01/19		75	80,607
Series C
5.00%, 08/01/19		815	873,468
University of Cincinnati RB Series C
5.00%, 06/01/19		35	37,270

			4,468,488
OKLAHOMA — 0.69%
Grand River Dam Authority RB Series A
4.00%, 06/01/19		305	319,741
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19		50	50,727
5.00%, 07/01/19		180	192,072
Series B
5.00%, 07/01/19		295	314,786
Series C
5.00%, 07/01/19		110	117,378
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19		485	518,227

			1,512,931
OREGON — 1.29%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/19		175	186,557
5.00%, 08/01/19		170	182,293
City of Salem OR GO
4.00%, 06/01/19		455	477,522
5.00%, 06/01/19		105	111,934
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/19	(NPFGC, GTD)	230	225,848

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Clackamas County School District No. 86 Canby GO Series A
4.00%, 06/15/19	(GTD)	$50	$52,506
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/19	(GTD)	55	58,647
Lane County School District No. 4J Eugene GO
4.00%, 06/15/19	(GTD)	70	73,520
Metro/OR GO
4.00%, 06/01/19		200	209,940
5.00%, 06/01/19		325	346,528
Series A
5.00%, 06/01/19		20	21,325
Port of Portland OR Airport RB
Series 23
5.00%, 07/01/19		190	202,914
Portland Community College District GO
5.00%, 06/15/19		340	362,960
State of Oregon GO
Series B
5.00%, 08/01/19		20	21,448
Series O
5.00%, 08/01/19		100	107,259
Tri-County Metropolitan Transportation District of Oregon RB
Series A
5.00%, 09/01/19		70	75,317
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series B
4.00%, 06/15/19	(GTD)	100	105,028

			2,821,546
PENNSYLVANIA — 3.10%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/19		100	106,614

Security		Principal (000s)	Value
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/19		$65	$69,171
5.00%, 07/01/19		805	859,136
5.00%, 08/15/19		150	160,740
Second Series
5.00%, 07/01/19		720	768,420
Series D
5.00%, 08/15/19		100	107,160
Third Series
5.38%, 07/01/19	(NPFGC)	405	434,869
County of Bucks PA GO
5.00%, 06/01/19		75	79,994
County of Butler PA GO
5.00%, 07/15/19		105	112,250
County of Chester PA GO
Series C
5.00%, 07/15/19		85	90,980
5.00%, 07/15/19	(ETM)	5	5,353
Delaware County Authority RB
5.00%, 08/01/19		205	219,057
Delaware River Joint Toll Bridge Commission RB Series A
5.50%, 07/01/19	(NPFGC)	100	107,628
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/19		2,095	2,239,681
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	(ETM)	260	279,609
Series AJ
5.00%, 06/15/19		140	149,190
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		450	479,920
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/19	(AGC)	150	159,316

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Series B
4.00%, 06/01/19	$100	$104,411
5.00%, 06/01/19	125	132,574
Pittsburgh School District GO Series A
5.00%, 09/01/19	100	107,535

6,773,608
RHODE ISLAND — 0.21%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19	125	134,395
State of Rhode Island GO Series A
5.00%, 08/01/19	300	321,465

455,860
SOUTH CAROLINA — 0.21%
County of Charleston SC GO
Series A
5.50%, 08/01/19	50	54,084
South Carolina State Ports Authority RB
5.00%, 07/01/19	50	53,218
State of South Carolina GO
Series A
5.00%, 06/01/19	300	319,872
5.00%, 07/01/19	(SAW)	20	21,388

448,562
TENNESSEE — 1.40%
City of Memphis TN GO Series D
3.63%, 07/01/19	100	104,484
County of Blount TN GO Series B
5.00%, 06/01/19	200	213,208
County of Sumner TN GO
5.00%, 06/01/19	40	42,629
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/19	210	224,540
Series D
4.00%, 07/01/19	770	809,539

Security		Principal (000s)	Value
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/19		$105	$112,156
Metropolitan Nashville Airport Authority (The) RB
Series A
5.25%, 07/01/19	(AGC)	150	160,791
State of Tennessee GO
Series A
5.00%, 08/01/19		1,125	1,206,878
5.00%, 09/01/19		175	188,293

			3,062,518
TEXAS — 8.03%
Austin Community College District GOL
3.00%, 08/01/19		80	82,699
5.00%, 08/01/19		145	155,154
Austin Independent School District GO
5.00%, 08/01/19	(PSF)	105	112,616
Series A
4.00%, 08/01/19	(PSF)	270	284,677
Series B
5.00%, 08/01/19		150	160,847
Central Texas Turnpike System RB
Series A
0.00%, 08/15/19	(AMBAC)	90	87,547
0.00%, 08/15/19	(ETM) (AMBAC)	25	24,405
City of Arlington TX GOL
3.00%, 08/15/19		135	139,793
City of Austin TX GOL
5.00%, 09/01/19		535	575,355
Series A
5.00%, 09/01/19		135	145,280
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/19		100	107,073
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19		355	379,183
City of El Paso TX GOL
5.00%, 08/15/19		115	123,256

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/19		$50	$53,218
City of Houston TX RB Series A
5.25%, 09/01/19		75	80,580
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19		20	21,447
City of Plano TX GOL
5.00%, 09/01/19		600	644,496
City of San Antonio TX GOL
4.00%, 08/01/19		75	79,004
Series A
5.00%, 08/01/19		210	225,025
County of Bexar TX GOL
5.00%, 06/15/19		465	495,834
Series A
4.50%, 06/15/19		20	21,157
5.00%, 06/15/19		150	159,947
County of Denton TX GOL
4.00%, 07/15/19		70	73,606
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	25	26,955
County of Harris TX GOL Series C
5.25%, 08/15/19		70	75,473
County of Harris TX RB
Series A
5.00%, 08/15/19		200	214,592
Series C
5.00%, 08/15/19		450	482,832
County of Tarrant TX GOL
5.00%, 07/15/19		355	380,024
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	220	236,051
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	85	89,626
5.00%, 08/15/19	(PSF)	125	134,120

Security		Principal (000s)	Value
Eanes Independent School District GO
4.00%, 08/01/19	(PSF)	$70	$73,737
El Paso Independent School District GO
5.00%, 08/15/19	(PSF)	40	42,874
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	130	139,485
Frisco Independent School District GO Series B
5.00%, 08/15/19	(PSF)	245	262,875
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19		165	173,979
5.00%, 08/15/19	(PSF)	110	118,026
Series B
4.00%, 08/15/19		55	57,993
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)	50	48,931
Klein Independent School District GO Series A
4.00%, 08/01/19	(PSF)	165	173,809
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	555	585,203
Series D
0.00%, 08/15/19	(PSF)	50	48,931
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	255	268,877
5.00%, 08/15/19	(PSF)	390	418,455
Series B
4.00%, 08/15/19		115	121,192
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	165	173,979
5.00%, 08/15/19	(PSF)	10	10,730

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
North East Independent School District/TX GO Series A
5.00%, 08/01/19	(PSF)	$320	$342,896
North Texas Municipal Water District RB
4.00%, 06/01/19		85	89,152
5.00%, 06/01/19		440	468,555
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/19		400	429,824
Northside Independent School District GO
4.00%, 08/15/19	(PSF)	100	105,442
5.00%, 08/15/19	(PSF)	650	697,424
Permanent University Fund – Texas A&M University System RB
5.00%, 07/01/19		135	144,249
Series A
5.00%, 07/01/19		460	491,515
Permanent University Fund-University of Texas System RB
Series A
5.00%, 07/01/19		100	106,906
Series B
5.00%, 07/01/19		200	213,812
Round Rock Independent School District GO
5.00%, 08/01/19	(PSF)	100	107,155
Series A
5.00%, 08/01/19		175	187,521
Seguin Independent School District GO
5.00%, 08/15/19		125	133,980
Socorro Independent School District GO Series A
5.00%, 08/15/19	(PSF)	110	117,902
South San Antonio Independent School District/TX GO
5.00%, 08/15/19	(PSF)	100	107,184
State of Texas GO
5.00%, 08/01/19		60	64,327

Security	Principal (000s)	Value
Series B
5.00%, 08/01/19	$535	$573,584
Series C
5.00%, 08/01/19	180	193,084
Series C-1
5.00%, 08/01/19	100	107,212
Series E
4.50%, 08/01/19	335	356,115
5.00%, 08/01/19	250	268,172
Series F
5.00%, 08/01/19	100	107,269
Tarrant Regional Water District RB
5.00%, 09/01/19	265	285,074
6.00%, 09/01/19	200	218,706
Texas Water Development Board RB Subseries A-1
4.00%, 07/15/19	315	331,619
University of Texas System (The) RB
Series A
4.00%, 08/15/19	515	542,898
5.00%, 08/15/19	280	300,417
Series B
4.00%, 08/15/19	125	131,771
5.00%, 08/15/19	500	536,355
5.25%, 08/15/19	100	107,735
Series C
5.00%, 08/15/19	650	697,348
Series D
4.25%, 08/15/19	345	365,289

		17,521,440
UTAH — 1.20%
Intermountain Power Agency RB Series A
5.00%, 07/01/19	315	336,354
Metropolitan Water District of Salt Lake & Sandy RB Series A
5.00%, 07/01/19	110	117,536
State of Utah GO
5.00%, 07/01/19	100	106,960
Series A
5.00%, 07/01/19	1,315	1,406,524
Series C
5.00%, 07/01/19	115	123,004

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
University of Utah (The) RB
Series A
5.00%, 08/01/19		$300	$321,636
Series B
5.00%, 08/01/19		50	53,606
Utah Transit Authority RB
Series A
5.25%, 06/15/19		80	85,797
Series C
5.25%, 06/15/19	(AGM)	70	74,987

			2,626,404
VERMONT — 0.03%
State of Vermont GO Series F
5.00%, 08/15/19		50	53,714

			53,714
VIRGINIA — 2.96%
City of Alexandria VA GO Series A
4.50%, 06/15/19	(SAW)	50	52,964
City of Newport News VA GO Series B
5.00%, 07/01/19		250	267,265
City of Richmond VA GO
Series B
5.00%, 07/15/19		250	267,530
Series C
4.00%, 07/15/19	(SAW)	25	26,310
Commonwealth of Virginia GO
Series A
5.00%, 06/01/19		300	319,872
Series B
5.00%, 06/01/19		115	122,618
Series D
5.00%, 06/01/19		100	106,624
County of Arlington VA GO
Series A
4.00%, 08/01/19		150	158,158
5.00%, 08/01/19		225	241,326
Series C
4.00%, 08/15/19		75	79,160
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19		120	128,507

Security		Principal (000s)	Value
Virginia Beach Development Authority RB Series B
5.00%, 07/15/19		$100	$107,012
Virginia College Building Authority RB
Series 2
5.00%, 09/01/19		300	322,548
Series A
5.00%, 09/01/19		210	225,784
Series B
5.00%, 09/01/19		570	612,759
5.00%, 09/01/24	(PR 09/01/19)	135	145,307
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19		130	139,326
Series A
5.00%, 08/01/19		525	562,663
Series B
4.00%, 08/01/19		50	52,679
5.00%, 08/01/27	(PR 08/01/19) (SAP)	250	268,242
Series D
5.00%, 08/01/19		150	160,761
Virginia Public School Authority RB
5.00%, 08/01/19		190	203,631
5.00%, 08/01/19	(ETM)	10	10,730
Series A
5.00%, 08/01/19	(SAW)	425	455,530
Series B
4.00%, 08/01/19	(SAW)	225	237,053
Series C
4.00%, 08/01/19	(SAW)	385	405,624
5.00%, 08/01/19	(SAW)	580	621,609
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	159,936

			6,461,528
WASHINGTON — 5.86%
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 07/01/19		300	315,405
City of Seattle WA GOL
Series A
5.00%, 06/01/19		360	384,012

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Series B
5.00%, 08/01/19		$280	$300,460
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19		330	352,790
Series A
5.00%, 06/01/19		90	95,928
City of Seattle WA Water System Revenue RB Series B
4.50%, 08/01/19		85	90,406
County of King WA GOL
5.00%, 06/01/19		50	53,319
Series B
5.00%, 06/01/19		290	308,859
County of King WA Sewer Revenue RB Series B
4.00%, 07/01/19		250	262,837
County of Pierce WA GOL Series A
5.00%, 08/01/19		75	80,210
Energy Northwest RB Series A
5.00%, 07/01/19		1,685	1,801,366
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/19	(GTD)	455	484,357
Port of Seattle WA RB
Series A
5.25%, 07/01/19	(NPFGC)	145	155,143
Series B
5.00%, 06/01/19		420	447,397
State of Washington COP
4.00%, 07/01/19		200	210,090
Series A
5.00%, 07/01/19		95	101,440
Series B
5.00%, 07/01/19		100	106,779
State of Washington GO
4.00%, 07/01/19		650	683,962
5.00%, 07/01/19		1,095	1,171,212
Series 2010A
5.00%, 08/01/31	(PR 08/01/19)	500	536,455

Security		Principal (000s)	Value
Series 2010B
5.00%, 08/01/19		$95	$101,906
5.00%, 08/01/25	(PR 08/01/19)	350	375,518
Series 2010C
5.00%, 08/01/19		35	37,544
Series 2012-A
5.00%, 07/01/19		105	112,308
Series 2013A
5.00%, 08/01/19		75	80,452
Series A
5.00%, 08/01/19		560	600,706
Series B
5.00%, 07/01/19		595	636,412
Series B-2
5.00%, 08/01/19		300	321,807
Series D
5.00%, 07/01/19		175	187,180
Series R
5.00%, 07/01/19		580	620,368
Series R-2015
5.00%, 07/01/19		55	58,828
Series R-2015-C
5.00%, 07/01/19		280	299,488
Series R-2015-D
5.00%, 07/01/19		50	53,480
Series R-2017A
4.00%, 08/01/19		600	632,706
State of Washington RB
5.00%, 09/01/19		520	557,944
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	165	173,268

			12,792,342
WEST VIRGINIA — 0.05%
West Virginia Water Development Authority RB Series A
5.00%, 07/01/19		100	106,815

			106,815
WISCONSIN — 2.28%
City of Milwaukee WI Sewerage System Revenue RB
Series S-1
5.00%, 06/01/19		170	181,115

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Series S-7
5.00%, 06/01/19		$260	$276,999
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/19	(ETM)	65	68,121
5.00%, 06/01/19	(ETM)	995	1,060,421
Series 2
5.00%, 06/01/19	(ETM)	350	373,012
Series 4
5.00%, 06/01/19	(ETM)	165	175,849
State of Wisconsin Environmental Improvement Fund Revenue RB Series A
5.00%, 06/01/19		500	533,190
State of Wisconsin RB Series 1
4.00%, 07/01/19		505	530,841
Wisconsin Department of Transportation RB
Series 1
4.00%, 07/01/19		140	147,239
5.00%, 07/01/19		440	470,387
Series 2
4.00%, 07/01/19		160	168,274
Series I
5.00%, 07/01/19	(NPFGC)	820	876,629
WPPI Energy RB Series A
5.00%, 07/01/19		105	111,890

			4,973,967

TOTAL MUNICIPAL BONDS & NOTES (Cost: $214,682,995)			215,137,033

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.33%
MONEY MARKET FUNDS — 0.33%
BlackRock Liquidity Funds: MuniCash 0.73%[a,b]	726	$726,343

		726,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $726,323)		726,343

TOTAL INVESTMENTS IN SECURITIES — 98.89%
(Cost: $215,409,318)[c]		215,863,376
Other Assets, Less Liabilities — 1.11%		2,424,355

NET ASSETS — 100.00%		$218,287,731

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC – IBC  —  National Public Finance Guarantee Corp. – Insured Bond Certificates.

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $215,409,332. Net unrealized appreciation was $454,044, of which $524,427 represented gross unrealized appreciation on investments and $70,383 represented gross unrealized depreciation on investments.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Liquidity Funds: MuniCash	486	240[b]	—	726	$726,343	$274	$(38)	$2,966

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$215,137,033	$—	$215,137,033
Money market funds	726,343	—	—	726,343

Total	$726,343	$215,137,033	$—	$215,863,376

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.68%

ALABAMA — 0.86%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$600	$664,617
Alabama Public School & College Authority RB Series C
5.00%, 09/01/20		135	149,616
Auburn University RB
5.00%, 06/01/20		20	22,023
City of Huntsville AL GO
4.00%, 09/01/20		145	156,694
Series A
4.00%, 09/01/20		75	81,140
5.00%, 08/01/20		40	44,304
State of Alabama GO Series A
5.00%, 08/01/20		600	664,566
University of Alabama (The) RB Series A
5.00%, 07/01/20		110	121,484

			1,904,444
ALASKA — 0.34%
Alaska Municipal Bond Bank Authority RB Series Three
5.00%, 09/01/20	(MO)	25	27,570
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20		25	27,679
5.00%, 09/01/20	(NPFGC)	130	143,931
State of Alaska GO
Series A
4.00%, 08/01/20		370	398,627
5.00%, 08/01/20		25	27,630
Series B
5.00%, 08/01/20		110	121,571

			747,008
ARIZONA — 5.45%
Arizona Board of Regents COP
Series B
5.00%, 06/01/20		65	71,187

Security		Principal (000s)	Value
Series C
5.00%, 06/01/20		$70	$76,663
Arizona School Facilities Board COP Series A
5.00%, 09/01/20		485	537,268
Arizona State University RB Series A
5.00%, 07/01/20		50	55,234
Series C
5.00%, 07/01/20		85	93,899
Arizona Transportation Board RB
4.00%, 07/01/20		220	237,204
5.00%, 07/01/20		105	116,052
Series A
5.00%, 07/01/20		100	110,469
5.00%, 07/01/22	(PR 07/01/20)	1,485	1,642,603
5.00%, 07/01/23	(PR 07/01/20)	200	221,226
City of Chandler AZ Water & Sewer Revenue RB
4.00%, 07/01/20		80	86,188
City of Flagstaff AZ GOL Series B
5.00%, 07/01/20		35	38,614
City of Mesa AZ RB
5.00%, 07/01/20	(AGM)	25	27,567
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/20		25	26,906
5.00%, 07/01/20	(NPFGC)	75	82,722
City of Phoenix AZ GO
4.00%, 07/01/20		1,095	1,180,016
City of Phoenix AZ GOL Series C
4.00%, 07/01/20		150	161,646
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20		60	62,993
4.00%, 07/01/20		30	32,287
5.00%, 07/01/20		1,350	1,490,335
5.25%, 07/01/20	(NPFGC)	35	38,921
Series A
3.50%, 07/01/20		160	169,406
5.00%, 07/01/20		360	396,303

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Series B
5.00%, 07/01/20	$555	$613,419
City of Scottsdale AZ GOL
5.00%, 07/01/20	55	60,837
City of Tempe AZ GO Series C
5.00%, 07/01/20	40	44,118
City of Tempe AZ GOL Series B
4.00%, 07/01/20	160	172,150
5.00%, 07/01/20	170	187,503
Series C
4.00%, 07/01/20	55	59,177
City of Tucson AZ GOL Series A
4.00%, 07/01/20	45	48,456
County of Pima AZ RB
5.00%, 07/01/20	140	154,616
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20	125	138,086
5.00%, 07/01/20	(AGM)	245	270,649
Series A
5.00%, 07/01/20	440	486,064
County of Pinal AZ RB
5.00%, 08/01/20	25	27,479
Maricopa County Community College District GO
5.00%, 07/01/20	635	701,840
Series D
4.00%, 07/01/20	520	560,664
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20	(AGM)	160	177,832
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20	240	264,986
Pima County Regional Transportation Authority RB
5.00%, 06/01/20	50	55,071
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/20	205	226,757

Security		Principal (000s)	Value
State of Arizona COP
5.00%, 09/01/20		$370	$410,101
State of Arizona Lottery Revenue RB Series A
5.00%, 07/01/20	(AGM)	80	88,260
University of Arizona RB
5.00%, 08/01/20		50	55,230
Series B
4.00%, 06/01/20		115	123,647
Yavapai County Community College District GOL
3.00%, 07/01/20		150	157,294

			12,039,945
ARKANSAS — 0.12%
State of Arkansas GO
4.00%, 06/15/20		250	269,480

			269,480
CALIFORNIA — 12.43%
91 Express Lanes Toll Road RB
5.00%, 08/15/20		95	105,580
Acalanes Union High School District GO
4.00%, 08/01/20		50	54,180
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/20	(AGM)	200	192,536
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	85	95,351
California State Public Works Board RB
5.00%, 06/01/20		365	402,478
Series A
5.00%, 06/01/20		100	110,268
5.00%, 09/01/20		450	500,143
Series D
5.00%, 09/01/20		60	66,686
Series F
5.00%, 09/01/20		155	172,272
Series G
5.00%, 09/01/20		150	166,715

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Cerritos Community College District GO Series A
5.00%, 08/01/20		$65	$72,249
Chaffey Community College District GO Series A
5.00%, 06/01/20		95	104,959
City & County of San Francisco CA GO
5.00%, 06/15/20		50	55,354
Series R1
5.00%, 06/15/20		540	597,817
City of Burbank CA Electric Revenue RB Series A
5.00%, 06/01/20		145	160,200
City of Los Angeles CA GO Series A
5.00%, 09/01/20		80	89,175
Series B
5.00%, 09/01/20		485	540,625
City of Los Angeles CA Wastewater System Revenue RB Series A
4.00%, 06/01/20		130	140,280
5.00%, 06/01/20		390	431,140
City of Pasadena CA Electric Revenue RB Series A
4.00%, 06/01/20		105	113,125
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/20		25	27,639
Clovis Unified School District GO Series A
0.00%, 08/01/20	(NPFGC)	100	96,202
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)	125	120,436
Series A
5.00%, 08/01/20		60	66,763

Security		Principal (000s)	Value
Contra Costa Community College District GO
5.00%, 08/01/20		$50	$55,576
Corona-Norco Unified School District GO Series C
0.00%, 08/01/20	(AGM)	40	38,492
Desert Community College District GO
5.00%, 08/01/20		25	27,788
East Bay Municipal Utility District Wastewater System Revenue RB Series A
5.00%, 06/01/20		20	22,103
East Bay Municipal Utility District Water System Revenue RB Series A
5.00%, 06/01/20		150	165,899
Series B
4.00%, 06/01/20		140	151,155
5.00%, 06/01/20		505	558,525
East Side Union High School District GO
4.00%, 08/01/20		215	232,974
El Camino Community College District GO
5.00%, 08/01/20		75	83,364
Foothill-De Anza Community College District GO
4.00%, 08/01/20		30	32,461
5.25%, 08/01/20	(NPFGC)	105	117,464
Fremont Unified School District/Alameda County CA GO Series B
5.00%, 08/01/20		20	22,230
Garden Grove Unified School District GO Series A
0.00%, 08/01/20		25	24,067
Grossmont Union High School District GO
4.00%, 08/01/20		25	27,068

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Huntington Beach Union High School District GO
5.00%, 08/01/20	$130	$144,498
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/20	75	83,138
Long Beach Community College District GO Series B
4.00%, 08/01/20	25	27,068
Los Angeles Community College District/CA GO Series A
5.00%, 08/01/20	275	305,668
Series C
5.00%, 08/01/20	65	72,249
Series F
5.00%, 08/01/20	280	311,226
Los Angeles County Metropolitan Transportation Authority RB Series A
5.00%, 06/01/20	500	552,810
5.00%, 07/01/20	555	614,804
Series B
5.00%, 06/01/20	180	198,860
5.00%, 07/01/20	220	243,660
Series C
5.00%, 07/01/20	40	44,314
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	270	300,097
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/20	100	108,161
5.00%, 07/01/20	510	565,447
Series B
5.00%, 07/01/20	10	11,087
Series C
4.00%, 07/01/20	100	108,161
Series E
5.00%, 07/01/20	300	332,616

Security	Principal (000s)	Value
Los Angeles Department of Water RB Series A
5.00%, 07/01/20	$345	$382,211
Series B
5.00%, 07/01/20	115	127,404
Los Angeles Unified School District/CA GO Series A
4.00%, 07/01/20	280	302,772
5.00%, 07/01/20	550	609,636
Series A-1
5.00%, 07/01/20	60	66,506
Series A-2
4.00%, 07/01/20	50	54,067
Series C
5.00%, 07/01/20	1,050	1,163,851
Series KRY
4.00%, 07/01/20	70	75,693
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	48,692
Los Rios Community College District GO
5.00%, 08/01/20	75	83,319
Marin Community College District GO
4.00%, 08/01/20	150	162,497
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/20	525	582,535
Series C
5.00%, 07/01/20	40	44,384
Series G
5.00%, 07/01/20	165	183,082
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/20	250	278,392
Morgan Hill Redevelopment Agency Successor Agency TA Series A
5.00%, 09/01/20	100	111,235

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Mount Diablo Unified School District/CA GO Series B
5.00%, 07/01/20		$80	$88,629
Newport Mesa Unified School District GO
0.00%, 08/01/20	(NPFGC)	85	81,897
Oak Grove School District GO Series B-1
0.00%, 08/01/20		75	72,172
Ohlone Community College District GO
4.00%, 08/01/20		100	108,360
Palm Springs Unified School District GO
5.00%, 08/01/20		40	44,461
Poway Unified School District GO
5.00%, 08/01/20		110	122,201
Riverside County Flood Control & Water Conservation District RB
5.00%, 09/01/20		75	83,243
Riverside County Transportation Commission RB Series A
5.00%, 06/01/20		65	71,865
Roseville Joint Union High School District GO
4.00%, 08/01/20		100	108,360
Sacramento Municipal Utility District RB Series B
5.00%, 08/15/20		225	250,416
Series K
5.90%, 07/01/20	(AMBAC)	110	124,560
Series X
5.00%, 08/15/20		215	239,286
Series Y
4.00%, 08/15/20		20	21,693
5.00%, 08/15/20		40	44,518
San Diego Community College District GO
5.00%, 08/01/20		170	189,110

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/20		$110	$122,324
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/20		75	83,364
San Diego Unified School District/CA GO Series R-3
5.00%, 07/01/20		105	116,385
San Francisco Bay Area Rapid Transit District GO Series C
5.00%, 08/01/20		140	155,772
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/20		185	199,781
San Francisco Unified School District GO Series E
5.00%, 06/15/20		250	276,702
San Gabriel Unified School District GO Series A
5.00%, 08/01/20		75	83,319
San Jose Evergreen Community College District GO Series A
0.00%, 09/01/20	(AMBAC)	205	197,132
San Jose Financing Authority RB Series A
5.00%, 06/01/20		100	110,069
San Mateo County Community College District GO
4.00%, 09/01/20		70	76,046
Series B
0.00%, 09/01/20	(NPFGC)	415	399,421
San Mateo Joint Powers Financing Authority RB
5.00%, 06/15/20		125	138,174

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
San Mateo Union High School District GO Series A
5.00%, 09/01/20		$410	$456,982
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20		290	314,586
Santa Clara Unified School District GO
5.00%, 07/01/20		50	55,422
Santa Monica Community College District GO
5.00%, 08/01/20		125	138,940
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/20	(NPFGC)	500	481,745
Sequoia Union High School District GO
4.00%, 07/01/20		50	54,067
Sonoma County Junior College District GO
4.00%, 08/01/20		110	119,196
Sonoma Valley Unified School District GO Series B
5.00%, 08/01/20		245	272,175
South Orange County Public Financing Authority ST Series A
5.00%, 08/15/20		75	82,477
Southern California Public Power Authority RB
4.00%, 07/01/20		135	145,980
5.00%, 07/01/20		490	543,130
Series A
5.00%, 07/01/20		440	487,709
State of California GO
4.00%, 09/01/20		750	812,520
5.00%, 08/01/20		1,390	1,541,635
5.00%, 09/01/20		2,120	2,357,525
Series B
5.00%, 09/01/20		900	1,000,836

Security		Principal (000s)	Value
Tamalpais Union High School District GO
5.00%, 08/01/20		$30	$33,325
Ventura County Community College District GO
4.00%, 08/01/20		125	135,450
5.00%, 08/01/20		65	72,249
Whittier Union High School District GO Series C
4.00%, 08/01/20		110	119,196
William S Hart Union High School District GO
4.00%, 09/01/20		100	108,557
Yosemite Community College District GO
0.00%, 08/01/20	(AGM)	165	158,842

			27,443,283
COLORADO — 0.44%
City & County of Denver CO GO Series D
5.00%, 08/01/20	(ETM)	20	22,173
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20		100	110,019
Series B
0.00%, 09/01/20	(NPFGC)	50	47,803
Regional Transportation District COP Series A
5.00%, 06/01/20		260	285,722
University of Colorado RB
Series A
5.00%, 06/01/20		205	225,908
Series B
5.00%, 06/01/20		255	281,007

			972,632
CONNECTICUT — 1.24%
Connecticut State Health & Educational Facility Authority RB
Series B
5.00%, 07/01/29	(MT 07/01/20)	285	314,509
5.00%, 07/01/37	(MT 07/01/20)	115	126,907

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
State of Connecticut Clean Water Fund – State Revolving Fund RB Series B
5.00%, 07/01/20		$295	$326,052
State of Connecticut GO
Series B
5.25%, 06/01/20	(AMBAC)	260	286,148
Series C
5.00%, 06/01/20		285	310,881
Series D
5.00%, 06/15/20		155	169,254
Series E
5.00%, 08/15/20		100	109,665
5.00%, 09/01/20		200	219,574
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		220	241,393
5.00%, 09/01/20		105	115,477
Series B
5.00%, 09/01/20		335	368,426
Town of Darien CT GO
4.00%, 08/01/20		40	43,248
University of Connecticut RB Series A
5.00%, 08/15/20		95	104,577

			2,736,111
DELAWARE — 0.87%
County of New Castle DE GO
Series A
5.00%, 07/15/20		375	415,429
Series B
5.00%, 07/15/20		130	144,015
Delaware Transportation Authority RB
5.00%, 07/01/20		595	657,630
5.00%, 09/01/20		60	66,496
Series 2014
5.00%, 07/01/20		230	254,210
State of Delaware GO
5.00%, 07/01/20		95	105,110
Series A
4.00%, 08/01/20		150	162,225
5.00%, 07/01/20		100	110,642

			1,915,757

Security		Principal (000s)	Value
DISTRICT OF COLUMBIA — 0.60%
District of Columbia GO
Series A
5.00%, 06/01/20		$265	$292,163
Series B
5.25%, 06/01/20	(AGM-CR, SGI)	305	338,263
5.25%, 06/01/20	(SGI)	240	266,174
Series D
5.00%, 06/01/20		200	220,500
Series E
5.00%, 06/01/20		185	203,963

			1,321,063
FLORIDA — 6.31%
County of Hillsborough FL RB
5.00%, 08/01/20		165	182,845
County of Miami-Dade FL GO
4.00%, 07/01/20		65	70,010
Series B
5.00%, 07/01/20		130	143,534
County of Miami-Dade FL Transit System RB
5.00%, 07/01/20		355	390,941
County of Palm Beach FL GO
5.00%, 07/01/20		110	121,674
5.00%, 08/01/20		200	221,818
County of Palm Beach FL RB
4.00%, 06/01/20		125	134,432
5.00%, 06/01/20		195	214,833
Florida Department of Environmental Protection RB
5.00%, 07/01/20		785	867,182
Series A
5.00%, 07/01/20		75	82,852
Series B
5.00%, 07/01/20		240	265,126
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/20		340	375,754
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20		635	701,840
Series B
5.00%, 07/01/20		620	685,046

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Series C
5.00%, 07/01/20	$25	$27,632
Hillsborough County School Board COP Series A
5.00%, 07/01/20	155	171,048
Jacksonville Transportation Authority RB
5.00%, 08/01/20	250	276,667
Lee County School Board (The) COP
5.00%, 08/01/20	80	88,372
Leon County School District RB
5.00%, 09/01/20	325	359,102
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/20	390	430,045
Orange County School Board COP Series D
5.00%, 08/01/20	370	409,157
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/20	280	307,868
Series B
5.00%, 07/01/20	195	214,408
Palm Beach County School District COP
Series A
5.00%, 08/01/20	200	221,402
Series B
5.00%, 08/01/20	165	182,657
Series C
5.00%, 08/01/20	210	232,472
Series D
5.00%, 08/01/20	65	71,956
Pasco County School Board COP
5.00%, 08/01/20	200	219,888
Series A
5.00%, 08/01/20	75	82,458
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/20	245	269,578

Security	Principal (000s)	Value
Series B
4.00%, 06/01/20	$50	$53,705
School District of Broward County/FL COP
Series A
5.00%, 07/01/20	155	170,782
Series B
5.00%, 07/01/20	460	506,837
Seminole County School Board COP Series A
5.00%, 07/01/20	50	54,991
St. Johns County School Board COP
5.00%, 07/01/20	45	49,633
State of Florida Department of Transportation RB
5.00%, 07/01/20	60	66,230
State of Florida GO
5.00%, 07/01/20	585	646,577
Series A
5.00%, 06/01/20	1,090	1,201,474
5.00%, 07/01/20	30	33,158
Series B
5.00%, 06/01/20	595	655,852
Series C
5.00%, 06/01/20	220	242,499
Series D
5.00%, 06/01/20	530	584,203
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20	475	524,590
Series E
5.00%, 07/01/20	475	524,590
Series F
5.00%, 07/01/20	485	535,634
Volusia County School Board COP Series B
5.00%, 08/01/20	50	55,188

		13,928,540
GEORGIA — 1.81%
Georgia State Road & Tollway Authority RB Series B
5.00%, 06/01/20	100	109,782

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	$270	$299,454
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/20	(GTD)	310	343,818
Henry County School District GO
5.00%, 08/01/20	(SAW)	35	38,785
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/20		350	386,642
5.00%, 07/01/20	(NPFGC)	165	182,274
State of Georgia GO
Series E-1
4.00%, 07/01/20		290	312,925
Series E-2
5.00%, 09/01/20		220	244,649
Series I
5.00%, 07/01/20		1,880	2,079,524

			3,997,853
HAWAII — 0.96%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/20		95	102,544
4.00%, 08/01/20	(ETM)	30	32,380
Series B
5.00%, 08/01/20		220	243,597
City & County of Honolulu HI Wastewater System Revenue RB Series 2012B
5.00%, 07/01/20		220	243,032
County of Hawaii HI GO Series C
5.00%, 09/01/20		15	16,651
County of Maui HI GO
5.00%, 09/01/20		210	233,186
State of Hawaii GO
Series EH
5.00%, 08/01/20		485	537,167
Series EO
4.00%, 08/01/20		235	253,729
5.00%, 08/01/20		105	116,294

Security		Principal (000s)	Value
Series EP
5.00%, 08/01/20		$315	$348,881

			2,127,461
IDAHO — 0.06%
Canyon County School District No. 131 Nampa GO
4.00%, 08/15/20	(GTD)	115	124,447

			124,447
ILLINOIS — 1.16%
Chicago Transit Authority RB
5.00%, 06/01/20		200	218,290
Metropolitan Pier & Exposition Authority RB Series A
0.00%, 06/15/20	(NPFGC)	180	169,108
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC)	40	44,498
6.00%, 07/01/20	(NPFGC)	60	67,503
State of Illinois GO
0.00%, 08/01/20		100	90,775
4.00%, 09/01/20		175	181,981
5.00%, 07/01/20		500	532,240
5.00%, 08/01/20		195	207,905
5.00%, 08/01/20	(AGM)	50	53,792
State of Illinois RB
4.00%, 06/15/20		160	169,774
5.00%, 06/15/20		750	815,603

			2,551,469
INDIANA — 0.74%
Ball State University RB Series R
5.00%, 07/01/20		275	303,394
Indiana Finance Authority RB
5.25%, 07/01/20		115	127,023
Series I
5.00%, 07/01/20		25	27,367
Indiana University RB
Series A
5.00%, 06/01/20		300	330,930
Series U
5.00%, 08/01/20		65	72,030

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Series V-1
5.00%, 08/01/20	$45	$49,867
Series W-2
5.00%, 08/01/20	115	127,540
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20	50	54,690
Series K
5.00%, 06/01/20	190	207,883
Purdue University RB
Series A
5.00%, 07/01/20	35	38,714
Series Y
5.00%, 07/01/20	130	143,797
Series Z-1
5.00%, 07/01/20	95	105,082
Series AA
4.00%, 07/01/20	50	53,867

		1,642,184
IOWA — 0.96%
City of Cedar Rapids IA GO Series A
5.00%, 06/01/20	500	550,900
City of Des Moines IA GO Series A
5.00%, 06/01/20	360	396,615
Iowa City Community School District RB
5.00%, 06/01/20	75	82,177
Iowa Finance Authority RB
5.00%, 08/01/20	385	426,657
Series A
5.00%, 08/01/20	300	332,460
State of Iowa RB
4.00%, 06/15/20	65	69,953
5.00%, 06/15/20	235	259,163

		2,117,925
KANSAS — 0.96%
City of Topeka KS GO Series A
5.00%, 08/15/20	50	55,340

Security		Principal (000s)	Value
City of Wichita KS GO
Series 811
5.00%, 06/01/20		$115	$126,697
Series A
4.00%, 09/01/20		55	59,414
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20		210	232,736
Series B
5.00%, 09/01/20		150	166,240
Kansas Turnpike Authority RB Series A
5.00%, 09/01/20		25	27,692
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20		10	10,566
Series B
5.00%, 09/01/20		775	860,490
Series C
5.00%, 09/01/20		440	488,536
Wyandotte County Unified School District No. 500 Kansas City GO
5.25%, 09/01/20	(AGM)	75	83,757

			2,111,468
KENTUCKY — 0.16%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		60	64,159
5.00%, 08/01/20		55	60,334
5.50%, 08/01/20	(AMBAC)	10	11,115
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/20		205	225,520

			361,128
LOUISIANA — 0.57%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20		105	115,047
St. Tammany Parish Sales Tax District No. 3 RB
4.00%, 06/01/20		105	112,301

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
State of Louisiana GO
Series A
5.00%, 08/01/20		$250	$276,370
5.00%, 09/01/20		100	110,827
5.00%, 09/01/28	(PR 09/01/20)	100	111,174
Series C
4.00%, 07/15/20		140	150,724
5.00%, 07/15/20		180	198,718
5.00%, 08/01/20		85	93,966
State of Louisiana RB Series A
5.00%, 06/15/20		80	87,887

			1,257,014
MAINE — 0.33%
Maine Municipal Bond Bank RB Series A
5.00%, 09/01/20		85	93,790
Maine Turnpike Authority RB
5.00%, 07/01/20		165	182,274
State of Maine GO Series B
4.00%, 06/01/20		410	441,275

			717,339
MARYLAND — 5.56%
City of Baltimore MD RB Series D
5.00%, 07/01/20		625	690,613
City of Frederick MD GO
5.00%, 09/01/20		400	444,652
County of Baltimore MD GO
4.00%, 08/01/20		235	254,084
5.00%, 08/01/20		860	953,818
County of Frederick MD GO
4.00%, 08/01/20		25	27,023
County of Montgomery MD GO
Series A
5.00%, 07/01/20		780	862,781
5.00%, 08/01/20		200	221,818
County of Prince George’s MD GOL
Series A
5.00%, 09/01/20		250	278,010
Series B
4.00%, 07/15/20		420	453,625

Security		Principal (000s)	Value
Maryland State Transportation Authority RB Series A
5.00%, 07/01/20		$190	$209,836
State of Maryland Department of Transportation RB
5.00%, 06/01/20		95	104,803
5.00%, 09/01/20		1,000	1,112,040
State of Maryland GO
Second Series E
4.50%, 08/01/20		1,370	1,499,958
Series A
5.00%, 08/01/20		355	393,727
Series B
5.00%, 08/01/20		965	1,070,272
Series C
5.00%, 08/01/20		1,315	1,458,453
5.25%, 08/01/20		1,000	1,116,060
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20		885	976,323
Series A
4.00%, 06/01/20		125	134,513

			12,262,409
MASSACHUSETTS — 6.82%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB Series A
5.00%, 06/15/20		160	176,723
Commonwealth of Massachusetts GO Series A
5.25%, 08/01/20	(AMBAC)	565	630,037
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20		305	340,109
5.25%, 08/01/20	(AGM)	375	418,166
Series B
3.00%, 08/01/20		100	105,242
4.00%, 08/01/20		50	54,015
4.00%, 06/01/28	(PR 06/01/20)	350	376,939
5.00%, 08/01/20		900	997,335

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
5.00%, 06/01/25	(PR 06/01/20)	$2,215	$2,447,398
5.25%, 08/01/20		895	998,023
5.25%, 09/01/20	(AGM)	160	178,910
Series C
5.00%, 08/01/20		580	642,727
Series D
1.05%, 08/01/43	(MT 07/01/20)	700	694,057
5.50%, 08/01/20		20	22,442
Series E
5.00%, 09/01/20		445	494,404
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		620	685,801
5.25%, 07/01/20		315	350,107
Series B
5.25%, 07/01/20		875	972,518
Series C
5.00%, 07/01/20		565	624,150
5.50%, 07/01/20		55	61,502
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		490	543,455
5.25%, 08/01/20		90	100,445
Series 15A
5.00%, 08/01/20		200	221,818
Massachusetts Port Authority RB Series C
5.00%, 07/01/20		45	49,698
Massachusetts School Building Authority RB Series B
4.00%, 08/15/20		220	237,877
5.00%, 08/15/20		590	654,599
Series C
5.00%, 08/15/20		365	404,964
Massachusetts Water Resources Authority RB Series A
4.00%, 08/01/20	(ETM)	35	37,854
5.00%, 08/01/40	(PR 08/01/20)	600	667,086
Series J
5.50%, 08/01/20	(AGM)	775	870,309

			15,058,710

Security	Principal (000s)	Value
MICHIGAN — 0.10%
Michigan State University RB Series A
5.00%, 08/15/20	$205	$227,322

227,322
MINNESOTA — 2.34%
Metropolitan Council GO Series D
5.00%, 09/01/20	125	139,005
Series E
5.00%, 09/01/20	250	278,010
State of Minnesota GO
5.00%, 08/01/20	325	360,165
5.00%, 08/01/20	(ETM)	5	5,542
Series A
5.00%, 08/01/20	355	393,411
Series B
4.00%, 08/01/20	225	243,074
5.00%, 08/01/20	1,210	1,340,922
Series D
5.00%, 08/01/20	1,005	1,113,741
Series E
5.00%, 08/01/20	100	110,820
State of Minnesota RB Series A
5.00%, 06/01/20	285	313,987
University of Minnesota RB
4.00%, 08/01/20	170	183,558
5.00%, 08/01/20	120	132,913
Series A
5.00%, 09/01/20	500	555,255

5,170,403
MISSOURI — 0.09%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	185	204,634

204,634
MONTANA — 0.06%
Montana Department of Transportation RB
3.00%, 06/01/20	20	20,831

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
State of Montana GO
5.00%, 08/01/20	$100	$110,909

		131,740
NEBRASKA — 0.40%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20	255	283,389
Douglas County School District No. 17/NE GO
4.00%, 06/15/20	100	107,592
Nebraska Public Power District RB
5.00%, 07/01/20	400	441,416
University of Nebraska RB
5.00%, 07/01/20	50	55,148

		887,545
NEVADA — 2.06%
Clark County School District GOL Series A
5.00%, 06/15/20	170	187,056
Series B
5.00%, 06/15/20	1,325	1,457,938
County of Clark Department of Aviation RB
5.00%, 07/01/20	70	76,947
Series C
5.00%, 07/01/20	60	66,109
County of Clark NV RB
5.00%, 07/01/20	430	474,027
Series B
5.00%, 07/01/20	95	104,755
Las Vegas Special Improvement District Nos. 808 & 810 GOL
5.00%, 09/01/20	50	55,464
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/20	135	148,617
Nevada System of Higher Education RB
Series A
5.00%, 07/01/20	280	308,750
Series B
4.00%, 07/01/20	265	285,050

Security	Principal (000s)	Value
State of Nevada GOL
5.00%, 06/01/20	$325	$357,965
5.00%, 08/01/20	455	503,803
Series B
5.00%, 08/01/20	30	33,218
Series C
5.00%, 06/01/20	305	335,936
5.00%, 08/01/20	95	105,190
Washoe County School District/NV GOL
Series F
5.00%, 06/01/20	50	55,007

4,555,832
NEW HAMPSHIRE — 0.67%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	165	182,036
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/20	325	360,194
Series B
5.00%, 08/15/20	50	55,460
Series C
5.25%, 08/15/20	185	206,506
State of New Hampshire GO
Series A
3.50%, 07/01/20	140	149,173
5.00%, 07/01/20	100	110,613
Series B
5.00%, 06/01/20	160	176,510
State of New Hampshire RB
5.00%, 09/01/20	210	231,399

1,471,891
NEW JERSEY — 2.01%
New Jersey Building Authority RB Series A
3.00%, 06/15/20	20	20,501
3.00%, 06/15/20	(ETM)	5	5,243
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	32,306
5.00%, 09/01/20	85	92,075

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
5.00%, 09/01/20	(ETM)	$230	$255,420
Series A
5.00%, 06/15/20		200	215,620
Series EE
4.50%, 09/01/20		65	69,493
Series XX
5.00%, 06/15/20		320	344,992
Series DDD
5.00%, 06/15/20		250	269,408
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20		30	32,497
Series A
5.00%, 07/01/20		25	27,653
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20		75	78,983
5.00%, 06/15/20		295	318,417
5.00%, 06/15/20	(SAP)	40	43,175
Series A-1
5.00%, 06/15/20		450	484,816
Series B
5.00%, 06/15/20		385	415,561
Series AA
5.00%, 06/15/20		310	334,608
5.00%, 06/15/20	(SAP)	95	102,541
State of New Jersey GO
5.00%, 06/01/20		340	369,957
Series Q
4.00%, 08/15/20		200	212,966
5.00%, 08/15/20		650	711,087

			4,437,319
NEW MEXICO — 1.31%
Albuquerque Bernalillo County Water Utility Authority RB
5.00%, 07/01/20		75	82,830
New Mexico Finance Authority RB
4.00%, 06/15/20		245	263,816
Series A
5.00%, 06/15/20		35	38,599
Series B
5.00%, 06/15/20		560	618,240

Security	Principal (000s)	Value
Series D
5.00%, 06/01/20	$300	$330,513
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20	625	690,250
Series B
4.00%, 07/01/20	800	861,245

		2,885,493
NEW YORK — 8.37%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/20	100	109,205
City of New York NY GO
Series 1
5.00%, 08/01/20	25	27,675
Series A
5.00%, 08/01/20	610	675,277
Series B
0.00%, 06/01/20	70	67,642
3.00%, 08/01/20	255	268,087
4.00%, 08/01/20	275	296,771
5.00%, 08/01/20	1,360	1,505,534
Series C
3.00%, 08/01/20	25	26,283
5.00%, 08/01/20	660	730,627
Series D
5.00%, 08/01/20	470	520,295
Series E
4.00%, 08/01/20	270	291,376
5.00%, 08/01/20	500	553,505
Series F
4.00%, 08/01/20	170	183,459
5.00%, 08/01/20	410	453,874
Series G
4.00%, 08/01/20	150	161,875
5.00%, 08/01/20	380	420,664
Series H
5.00%, 08/01/20	435	481,549
Series H-2
5.00%, 06/01/20	185	203,729
Series I
3.50%, 08/01/20	50	53,262

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
5.00%, 08/01/20		$380	$420,664
Series I-1
5.00%, 08/01/20		160	177,122
Series J
5.00%, 08/01/20		1,760	1,948,338
Series J7
5.00%, 08/01/20		150	166,051
Series K
5.00%, 08/01/20		175	193,727
County of Orange NY GOL Series B
4.00%, 07/01/20		35	37,441
East Islip Union Free School District GO Series A
5.00%, 06/15/20	(SAW)	175	192,853
Long Island Power Authority RB
0.00%, 06/01/20	(AGM)	100	96,034
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	255	274,538
5.00%, 07/15/20	(SAW)	250	276,295
5.00%, 07/15/20	(ETM) (SAW)	365	404,062
Series S-1A
3.00%, 07/15/20	(SAW)	45	47,253
5.00%, 07/15/20	(SAW)	175	193,406
5.00%, 07/15/20	(ETM) (SAW)	75	83,027
Series S-2
4.00%, 07/15/20	(SAW)	200	215,324
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series A-1
5.00%, 08/01/20		230	254,477
Series B
5.00%, 08/01/20		400	442,568
5.00%, 08/01/20	(ETM)	85	94,264
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20		220	212,331

Security		Principal (000s)	Value
Series EE
4.00%, 06/15/20		$25	$26,913
Series FF
5.00%, 06/15/20		260	286,967
Series GG
4.00%, 06/15/20		310	333,724
5.00%, 06/15/20		225	248,337
New York State Dormitory Authority RB
5.00%, 07/01/20	(SAP)	510	561,632
Series A
4.00%, 07/01/20		25	26,962
4.13%, 07/01/20		230	247,788
5.00%, 07/01/20		960	1,060,098
5.50%, 07/01/20	(NPFGC)	195	218,051
Series C
5.00%, 06/15/20		105	115,771
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20		190	204,752
5.00%, 06/15/20		975	1,077,453
Series A
3.50%, 06/15/20		110	117,075
5.00%, 06/15/20		310	342,575
5.00%, 08/15/20		165	183,327
Series B
5.00%, 08/15/20		120	133,328
Port Authority of New York & New Jersey RB
3.00%, 07/15/20		75	78,818
Series 180
5.00%, 06/01/20		320	352,816
Suffolk County Water Authority RB
5.00%, 06/01/20	(ETM)	20	22,061
Town of Hempstead NY GOL
5.00%, 08/15/20		65	72,083

			18,470,995
NORTH CAROLINA — 2.69%
City of Charlotte NC Airport Revenue RB Series A
5.00%, 07/01/20		270	297,956

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
City of Charlotte NC GO
Series A
5.00%, 07/01/20	$410	$453,513
Series C
5.00%, 06/01/20	25	27,580
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	65	71,898
Series B
5.00%, 07/01/20	90	99,552
City of Durham NC GO
5.00%, 09/01/20	215	239,089
City of Raleigh NC GO Series A
5.00%, 09/01/20	225	250,209
City of Winston-Salem NC GO Series 2010B
4.00%, 06/01/20	50	53,846
City of Winston-Salem NC Water & Sewer System Revenue RB Series A
5.00%, 06/01/20	50	55,159
County of Buncombe NC RB Series A
5.00%, 06/01/20	205	225,793
County of Forsyth NC GO Series E
4.00%, 07/01/20	210	226,600
County of Guilford NC GO Series D
5.00%, 08/01/20	300	332,727
County of Mecklenburg NC GO Series A
5.00%, 09/01/20	975	1,084,239
County of New Hanover NC GO Series A
5.00%, 06/01/20	25	27,580
County of Onslow NC RB
5.00%, 06/01/20	60	65,875
County of Wake NC GO
5.00%, 09/01/20	80	88,963
State of North Carolina GO
5.00%, 06/01/20	500	551,595

Security	Principal (000s)	Value
Series 2013-D
4.00%, 06/01/20	$585	$629,998
Series A
5.00%, 06/01/20	50	55,160
Series B
5.00%, 06/01/20	465	512,983
State of North Carolina RB Series B
5.00%, 06/01/20	525	578,398

		5,928,713
OHIO — 3.01%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	585	630,917
5.00%, 07/01/20	285	315,082
Series A
5.00%, 07/01/20	120	132,666
5.00%, 08/15/20	260	288,566
City of Columbus OH GOL
4.00%, 08/15/20	225	243,166
5.00%, 08/15/20	50	55,494
Cleveland State University RB
5.00%, 06/01/20	125	137,071
Miami University/Oxford OH RB
5.00%, 09/01/20	325	360,422
Ohio State University (The) RB
Series A
4.00%, 06/01/20	90	96,767
5.00%, 06/01/20	185	204,073
Series B
5.00%, 06/01/20	95	104,795
Ohio Water Development Authority RB
5.00%, 06/01/20	335	369,538
Series A
5.00%, 06/01/20	360	397,116
Series C
5.00%, 06/01/20	70	77,217
State of Ohio Department of Administration COP
5.00%, 09/01/20	100	110,614

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
State of Ohio GO
5.00%, 08/01/20	$60	$66,489
Series A
5.00%, 09/01/20	625	694,732
Series B
4.00%, 08/01/20	180	194,452
5.00%, 06/15/20	200	220,734
5.00%, 08/01/20	715	792,328
5.00%, 09/01/20	100	111,102
Series C
5.00%, 08/01/20	855	947,374
University of Cincinnati RB Series A
5.00%, 06/01/20	85	93,527

6,644,242
OKLAHOMA — 0.43%
Grand River Dam Authority RB
Series A
4.00%, 06/01/20	30	32,223
5.00%, 06/01/20	250	275,080
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20	310	341,651
Series B
3.00%, 07/01/20	100	104,281
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/20	165	177,810
Tulsa County Industrial Authority RB
4.00%, 09/01/20	20	21,474

952,519
OREGON — 1.54%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/20	140	154,356
5.00%, 08/01/20	405	448,679
City of Tigard OR Water Revenue RB
4.00%, 08/01/20	110	118,767
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20	(GTD)	100	110,310

Security		Principal (000s)	Value
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20	(GTD)	$55	$60,593
Metro/OR GO
5.00%, 06/01/20		530	584,251
Series A
5.00%, 06/01/20		160	176,377
Portland Community College District GO
5.00%, 06/15/20		420	463,659
State of Oregon GO Series A
4.00%, 08/01/20		230	248,409
Series C
5.00%, 06/01/20		325	358,537
Series N
5.00%, 08/01/20		35	38,787
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20	(GTD)	185	199,097
Series B
4.00%, 06/15/20	(GTD)	175	188,335
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20	(GTD)	235	259,428

			3,409,585
PENNSYLVANIA — 1.77%
City of Philadelphia PA GO Series A
5.00%, 07/15/20		110	120,801
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 07/01/20		150	165,444
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20		225	246,573
5.00%, 07/01/20		235	258,187
Second Series
5.00%, 07/01/20		550	604,268

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
Series T
5.00%, 07/01/20	$170	$186,774
County of Bucks PA GO
5.00%, 06/01/20	500	551,875
County of Butler PA GO
5.00%, 07/15/20	150	165,297
County of Chester PA GO
5.00%, 07/15/20	650	719,316
Delaware County Authority RB
5.00%, 08/01/20	230	253,458
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/20	20	22,054
Pennsylvania Higher Educational Facilities Authority RB Series AL
5.00%, 06/15/20	50	55,030
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	235	259,029
Pennsylvania Turnpike Commission RB Series A
5.25%, 07/15/20	(AGM)	25	27,721
Pittsburgh Water & Sewer Authority RB Series A
5.00%, 09/01/20	(AGM)	245	271,553

3,907,380
RHODE ISLAND — 0.63%
Rhode Island Commerce Corp. RB
5.00%, 06/15/20	400	439,904
Rhode Island Health & Educational Building Corp. RB Series A
4.50%, 09/01/20	210	230,305
State of Rhode Island GO
5.00%, 08/01/20	400	442,668
Series D
5.00%, 08/01/20	160	176,925
Series SE
5.00%, 08/01/20	100	110,578

1,400,380

Security	Principal (000s)	Value
SOUTH CAROLINA — 0.15%
State of South Carolina GO
Series A
5.00%, 06/01/20	$150	$165,479
5.00%, 07/01/20	140	154,858

		320,337
TENNESSEE — 1.89%
City of Memphis TN GO Series D
4.00%, 07/01/20	50	53,797
County of Blount TN GO
4.00%, 06/01/20	140	150,679
County of Knox TN GO
5.00%, 06/01/20	225	247,905
County of Sumner TN GO
5.00%, 06/01/20	145	159,789
County of Washington TN GO Series A
4.00%, 06/01/20	300	323,133
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20	475	524,937
Series A
4.00%, 07/01/20	195	210,140
5.00%, 07/01/20	240	265,332
Series C
5.00%, 07/01/20	75	82,916
Series D
4.00%, 07/01/20	300	323,292
5.00%, 07/01/20	255	281,915
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	235	259,332
Series A
4.00%, 07/01/20	125	134,104
State of Tennessee GO
Series A
5.00%, 08/01/20	805	892,817
5.00%, 09/01/20	40	44,482
Series B
5.00%, 08/01/20	200	221,818

		4,176,388

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
TEXAS — 6.59%
Austin Community College District GOL
5.00%, 08/01/20		$45	$49,707
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	200	218,902
5.00%, 08/01/20		275	304,824
5.00%, 08/01/20	(PSF)	65	72,049
Series B
5.00%, 08/01/20		100	110,845
Central Texas Turnpike System RB
0.00%, 08/15/20	(ETM) (AMBAC)	15	14,385
Series A
0.00%, 08/15/20	(AMBAC)	230	219,864
City of Arlington TX GOL
5.00%, 08/15/20		90	99,719
City of Austin TX GOL
5.00%, 09/01/20		630	700,219
Series A
4.00%, 09/01/20		30	32,498
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20		35	38,620
Series A
5.00%, 09/01/20	(AGM)	50	55,171
City of Brownsville TX Utilities System Revenue RB Series A
5.00%, 09/01/20		100	110,342
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20		95	103,443
City of El Paso TX GOL Series A
5.00%, 08/15/20		190	210,233
City of Houston TX RB
5.00%, 09/01/20		150	165,150
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		260	284,255

Security		Principal (000s)	Value
City of Plano TX GOL Series 2013
5.00%, 09/01/20		$50	$55,485
City of Round Rock TX GOL
4.00%, 08/15/20		85	91,605
County of Bexar TX GOL
5.00%, 06/15/20		200	220,224
County of Denton TX GOL
5.00%, 07/15/20		180	198,936
County of Harris TX RB Series B
5.00%, 08/15/20		125	138,574
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	180	199,546
Del Mar College District GOL
5.00%, 08/15/20		20	22,052
Denton Independent School District GO Series C
5.00%, 08/15/20	(PSF)	120	133,031
Eanes Independent School District GO
5.00%, 08/01/20	(PSF)	335	370,932
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	5	5,535
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	310	343,663
Series A
4.00%, 08/15/20	(PSF)	150	162,055
Frisco Independent School District GO Series A
4.50%, 08/15/20	(PSF)	75	82,175
Series B
5.00%, 08/15/20	(PSF)	75	83,234
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20	(PSF)	100	110,859
Series A
5.00%, 08/15/20		195	216,175

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	$125	$138,574
Keller Independent School District/TX GO Series A
5.00%, 08/15/20		125	138,574
5.00%, 08/15/20	(PSF)	25	27,745
Leander Independent School District GO
0.00%, 08/15/20	(PSF)	200	192,510
4.00%, 08/15/20	(PSF)	135	145,850
Series A
0.00%, 08/15/20	(PSF)	50	48,128
Series D
0.00%, 08/15/20	(PSF)	175	168,446
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)	20	19,251
Series A
4.00%, 08/15/20	(PSF)	15	16,206
5.00%, 08/15/20	(PSF)	95	105,316
Series B
4.00%, 08/15/20		150	161,879
Lone Star College System GOL Series A
5.00%, 08/15/20		395	437,715
Mesquite Independent School District GO Series B
4.00%, 08/15/20	(PSF)	160	172,859
5.00%, 08/15/20	(PSF)	20	22,172
Series E
5.00%, 08/15/20	(PSF)	125	138,574
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	75	83,045
North Texas Municipal Water District RB
5.00%, 06/01/20		35	38,501
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20		80	86,516
5.00%, 09/01/20		595	660,509

Security		Principal (000s)	Value
5.25%, 09/01/20		$140	$156,418
Northside Independent School District GO
4.00%, 08/15/20	(PSF)	60	64,822
Permanent University Fund – Texas A&M University System RB
4.00%, 07/01/20		200	215,470
Series A
5.00%, 07/01/20		365	403,318
Permanent University Fund – University of Texas System RB Series B
5.00%, 07/01/20		425	469,616
Round Rock Independent School District GO
5.00%, 08/01/20	(PSF)	340	376,635
Socorro Independent School District GO
4.00%, 08/15/20	(PSF)	150	162,056
Series A
5.00%, 08/15/20	(PSF)	110	121,870
Spring Independent School District GO
5.00%, 08/15/20	(BAM)	40	44,238
5.00%, 08/15/20	(PSF)	310	343,663
State of Texas GO
5.00%, 08/01/20		285	316,076
Series B
5.00%, 08/01/20		195	216,263
Series C-1
5.00%, 08/01/20		610	675,971
Tarrant Regional Water District RB
5.00%, 09/01/20		30	33,331
Texas City Independent School District/TX GO
3.00%, 08/15/20	(PSF)	100	105,215
Texas Municipal Power Agency RB
5.00%, 09/01/20		100	110,473
Texas Tech University RB Series A
5.00%, 08/15/20		215	238,218

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/20		$250	$276,890
University of Texas System (The) RB Series A
4.00%, 08/15/20		510	551,060
5.00%, 08/15/20		765	848,186
Series B
5.00%, 08/15/20		385	426,865
Series D
5.00%, 08/15/20		135	149,761
Series E
5.00%, 08/15/20		100	110,934
Ysleta Independent School District GO Series A
5.00%, 08/15/20	(PSF)	90	99,773

			14,543,799
UTAH — 1.09%
Cache County School District GO
5.00%, 06/15/20	(GTD)	125	137,965
Davis School District GO Series A
4.00%, 06/01/20	(GTD)	40	43,066
Series B
5.00%, 06/01/20	(GTD)	165	181,982
State of Utah GO
5.00%, 07/01/20		250	276,675
Series A
5.00%, 07/01/20		1,060	1,173,102
University of Utah (The) RB Series 2014B
5.00%, 08/01/20		105	116,356
Series A
5.00%, 08/01/20		110	121,896
Utah Transit Authority RB Series 2015A
5.00%, 06/15/20		185	204,440
Series C
5.25%, 06/15/20	(AGM)	140	155,366

			2,410,848

Security		Principal (000s)	Value
VERMONT — 0.09%
State of Vermont GO Series C
4.00%, 08/15/20		$150	$162,377
Series F
5.00%, 08/15/20		30	33,323

			195,700
VIRGINIA — 3.97%
City of Alexandria VA GO Series A
4.50%, 06/15/20		100	109,124
Series B
5.00%, 06/15/20	(SAW)	125	138,071
City of Chesapeake VA GO Series A
5.00%, 08/01/20		500	554,395
City of Newport News VA GO Series A
5.00%, 07/01/20		200	221,052
5.00%, 07/15/20	(SAW)	65	71,930
City of Richmond VA GO Series B
5.00%, 07/15/20		250	276,655
5.00%, 07/15/20	(SAW)	50	55,331
Series C
4.00%, 07/15/20	(SAW)	55	59,355
Commonwealth of Virginia GO Series A
5.00%, 06/01/20		255	281,313
Series A-1
4.00%, 06/01/20		90	96,923
Series B
5.00%, 06/01/20		50	55,160
County of Arlington VA GO
5.00%, 08/15/20		250	277,617
Series C
5.00%, 08/15/20		500	555,235
5.00%, 08/15/20	(SAW)	70	77,733
County of Henrico VA GO
5.00%, 07/15/20		150	166,126
5.00%, 08/01/20		25	27,720
Series A
4.00%, 08/01/20		105	113,497

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal (000s)	Value
County of Prince William VA GO
5.00%, 08/01/20	(SAW)	$115	$127,545
Series A
4.00%, 08/01/20		180	194,618
Hampton Roads Sanitation District RB Series A
5.00%, 07/01/20		150	165,789
Northern Virginia Transportation Authority RB
5.00%, 06/01/20		135	148,806
University of Virginia RB
5.00%, 09/01/20		405	450,623
Virginia Beach Development Authority RB Series C
5.00%, 08/01/20		285	315,823
Virginia College Building Authority RB Series 2
5.00%, 09/01/20		85	94,437
Series 2012B
5.00%, 09/01/20		190	211,094
Series A
5.00%, 09/01/20		655	727,580
Virginia Public Building Authority RB Series A
5.00%, 08/01/20		710	786,368
Series B
5.00%, 08/01/20		570	631,309
Series B-3
4.00%, 08/01/20		300	324,189
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	495	534,744
Series 2012A
5.00%, 08/01/20	(SAW)	575	636,847
Series A
5.00%, 08/01/20	(SAW)	115	127,369
Series C
5.00%, 08/01/20	(SAW)	25	27,704
Series D
4.00%, 08/01/20	(SAW)	120	129,564

			8,771,646

Security		Principal (000s)	Value
WASHINGTON — 6.67%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20		$310	$344,227
City of Seattle WA GOL
5.00%, 09/01/20		100	111,255
Series A
5.00%, 06/01/20		40	44,146
Series B
5.00%, 08/01/20		430	477,141
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20		500	555,510
Series A
5.00%, 06/01/20		25	27,557
City of Seattle WA Water System Revenue RB
5.00%, 08/01/20		130	144,175
5.00%, 09/01/20		255	283,545
County of King WA GOL Series A
5.00%, 07/01/20		330	364,264
County of King WA Sewer Revenue RB
5.00%, 07/01/20		390	430,716
5.00%, 01/01/28	(PR 07/01/20)	150	165,747
5.00%, 01/01/30	(PR 07/01/20)	225	248,620
5.00%, 01/01/31	(PR 07/01/20)	500	552,490
Series B
4.00%, 07/01/20		100	107,735
County of Pierce WA GOL Series A
5.00%, 07/01/20		80	88,077
Energy Northwest RB
4.00%, 07/01/20		50	53,882
5.00%, 07/01/20		265	292,743
Series A
5.00%, 07/01/20		1,470	1,623,894
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	65	69,887
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	375	419,629

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security	Principal (000s)	Value
State of Washington COP
5.00%, 07/01/20	$75	$82,744
Series A
5.00%, 07/01/20	280	308,910
Series B
4.00%, 07/01/20	200	215,244
State of Washington GO
5.00%, 07/01/20	580	640,720
Series 03-C
0.00%, 06/01/20	140	135,255
Series A
5.00%, 07/01/20	505	557,868
5.00%, 08/01/20	100	110,756
Series B
5.00%, 08/01/20	100	110,756
Series B-1
5.00%, 08/01/20	270	299,041
Series C
5.00%, 06/01/20	225	247,885
Series D
5.00%, 07/01/20	30	33,141
Series R
4.00%, 07/01/20	300	323,292
5.00%, 07/01/20	310	342,454
Series R-2011B
5.00%, 07/01/20	705	778,806
Series R-2012C
5.00%, 07/01/20	60	66,281
Series R-2013A
5.00%, 07/01/20	330	364,548
Series R-2014A
5.00%, 07/01/20	170	187,797
Series R-2014B
5.00%, 07/01/20	175	193,321
Series R-2015
5.00%, 07/01/20	275	303,790
Series R-2015-C
5.00%, 07/01/20	120	132,563
Series R-2015E
5.00%, 07/01/20	75	82,852
Series R-2016C
5.00%, 07/01/20	75	82,852
Series R-2017A
5.00%, 08/01/20	700	775,292

Security		Principal (000s)	Value
Series R-F
5.00%, 07/01/20		$150	$165,703
State of Washington RB
5.00%, 07/01/20		70	76,947
5.00%, 09/01/20		1,010	1,118,232
University of Washington RB
5.00%, 07/01/20		165	182,368
Series A
5.00%, 07/01/20		220	243,157
Series C
5.00%, 07/01/20		150	165,789

			14,733,604
WEST VIRGINIA — 0.72%
School Building Authority of West Virginia RB Series A
5.00%, 07/01/20		95	104,864
State of West Virginia GO
4.00%, 06/01/20		165	177,407
Series A
5.00%, 06/01/20		500	550,715
West Virginia Commissioner of Highways RB Series A
5.00%, 09/01/20		375	414,956
West Virginia Water Development Authority RB Series A
5.00%, 07/01/20		305	336,668

			1,584,610
WISCONSIN — 1.28%
City of Milwaukee WI Sewerage System Revenue RB Series S1
5.00%, 06/01/20		40	44,057
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB Series 1
4.00%, 06/01/20	(ETM)	100	107,432
5.00%, 06/01/20	(ETM)	195	214,987
Series 2
5.00%, 06/01/20	(ETM)	200	220,500

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Security		Principal or Shares (000s)	Value
Series 4
5.00%, 06/01/20	(ETM)	$190	$209,475
State of Wisconsin Environmental Improvement Fund Revenue RB Series A
5.00%, 06/01/20		100	110,310
Wisconsin Department of Transportation RB Series 1
3.50%, 07/01/20		15	15,970
5.00%, 07/01/20		345	381,315
Series 2
5.00%, 07/01/20		395	436,578
Series A
5.00%, 07/01/20		195	215,526
5.00%, 07/01/20	(AGM)	415	458,683
Series I
5.00%, 07/01/20	(NPFGC)	170	187,894
WPPI Energy RB Series A
5.00%, 07/01/20		195	214,352

			2,817,079

TOTAL MUNICIPAL BONDS & NOTES (Cost: $217,006,338)			217,847,674

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Liquidity Funds: MuniCash
0.73%[a,b]		633	633,449

			633,449

TOTAL SHORT-TERM INVESTMENTS (Cost: $633,420)			633,449

Value
TOTAL INVESTMENTS IN SECURITIES — 98.97% (Cost: $217,639,758)[c]	$218,481,123
Other Assets, Less Liabilities — 1.03%	2,267,891

NET ASSETS — 100.00%	$220,749,014

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

MO — Moral Obligation

MT — Mandatory Tender

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

TA — Tax Allocation

Insured by:

AGM — Assured Guaranty Municipal Corp.

AGM-CR — AGM Insured Custodial Receipts

AMBAC — Ambac Assurance Corp.

BAM — Build America Mutual Assurance Co.

NPFGC — National Public Finance Guarantee Corp.

SGI — Syncora Guarantee Inc.

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $217,639,758. Net unrealized appreciation was $841,365, of which $948,847 represented gross unrealized appreciation on investments and $107,482 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 09/30/17 (000s)	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Liquidity Funds:
MuniCash	467	166	[b]	—	633	$633,449	$65	$(31)	$3,204

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$217,847,674	$—	$217,847,674
Money market funds	633,449	—	—	633,449

Total	$633,449	$217,847,674	$—	$218,481,123

See notes to financial statement.

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares iBonds Sep 2018 Term Muni Bond ETF	iShares iBonds Sep 2019 Term Muni Bond ETF	iShares iBonds Sep 2020 Term Muni Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$205,403,823	$214,682,995	$217,006,338
Affiliated (Note 2)	371,763	726,323	633,420

Total cost of investments in securities	$205,775,586	$215,409,318	$217,639,758

Investments in securities, at fair value (Note 1):
Unaffiliated	$205,535,801	$215,137,033	$217,847,674
Affiliated (Note 2)	371,776	726,343	633,449
Receivables:
Dividends and interest	2,052,578	2,103,336	1,995,862
Capital shares sold	2,545,571	1,276,383	1,283,275

Total Assets	210,505,726	219,243,095	221,760,260

LIABILITIES
Payables:
Investment securities purchased	1,713,305	924,034	979,590
Investment advisory fees (Note 2)	30,174	31,330	31,656

Total Liabilities	1,743,479	955,364	1,011,246

NET ASSETS	$208,762,247	$218,287,731	$220,749,014

Net assets consist of:
Paid-in capital	$208,584,525	$217,700,114	$219,729,650
Undistributed net investment income	106,327	135,220	181,095
Accumulated net realized loss	(60,596)	(1,661)	(3,096)
Net unrealized appreciation	131,991	454,058	841,365

NET ASSETS	$208,762,247	$218,287,731	$220,749,014

Shares outstanding[a]	8,200,000	8,550,000	8,600,000

Net asset value per share	$25.46	$25.53	$25.67

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares iBonds Sep 2018 Term Muni Bond ETF	iShares iBonds Sep 2019 Term Muni Bond ETF	iShares iBonds Sep 2020 Term Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,451	$2,966	$3,204
Interest — unaffiliated	996,562	1,128,607	1,256,572

Total investment income	998,013	1,131,573	1,259,776

EXPENSES
Investment advisory fees (Note 2)	177,766	175,060	175,178
Proxy fees	4,176	3,882	3,838

Total expenses	181,942	178,942	179,016

Net investment income	816,071	952,631	1,080,760

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(157)	(494)	(769)
Investments — affiliated (Note 2)	142	274	65

Net realized loss	(15)	(220)	(704)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(22,965)	266,466	990,531
Investments — affiliated (Note 2)	(43)	(38)	(31)

Net change in unrealized appreciation/depreciation	(23,008)	266,428	990,500

Net realized and unrealized gain (loss)	(23,023)	266,208	989,796

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$793,048	$1,218,839	$2,070,556

See notes to financial statements.

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Sep 2018 Term Muni Bond ETF		iShares iBonds Sep 2019 Term Muni Bond ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$816,071	$1,234,877	$952,631	$1,270,976
Net realized gain (loss)	(15)	(2,003)	(220)	2,689
Net change in unrealized appreciation/depreciation	(23,008)	(527,933)	266,428	(638,535)

Net increase in net assets resulting from operations	793,048	704,941	1,218,839	635,130

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(820,546)	(1,209,812)	(941,327)	(1,236,864)

Total distributions to shareholders	(820,546)	(1,209,812)	(941,327)	(1,236,864)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,102,029	80,295,902	44,708,683	73,945,463

Net increase in net assets from capital share transactions	19,102,029	80,295,902	44,708,683	73,945,463

INCREASE IN NET ASSETS	19,074,531	79,791,031	44,986,195	73,343,729

NET ASSETS
Beginning of period	189,687,716	109,896,685	173,301,536	99,957,807

End of period	$208,762,247	$189,687,716	$218,287,731	$173,301,536

Undistributed net investment income included in net assets at end of period	$106,327	$110,802	$135,220	$123,916

SHARES ISSUED
Shares sold	750,000	3,150,000	1,750,000	2,900,000

Net increase in shares outstanding	750,000	3,150,000	1,750,000	2,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2020 Term Muni Bond ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,080,760	$1,371,406
Net realized gain (loss)	(704)	2,588
Net change in unrealized appreciation/depreciation	990,500	(1,051,322)

Net increase in net assets resulting from operations	2,070,556	322,672

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,050,934)	(1,294,086)

Total distributions to shareholders	(1,050,934)	(1,294,086)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	47,482,309	93,488,650

Net increase in net assets from capital share transactions	47,482,309	93,488,650

INCREASE IN NET ASSETS	48,501,931	92,517,236

NET ASSETS
Beginning of period	172,247,083	79,729,847

End of period	$220,749,014	$172,247,083

Undistributed net investment income included in net assets at end of period	$181,095	$151,269

SHARES ISSUED
Shares sold	1,850,000	3,650,000

Net increase in shares outstanding	1,850,000	3,650,000

See notes to financial statements.

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2018 Term Muni Bond ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$25.46	$25.56	$25.47	$25.31	$25.17	$25.00

Income from investment operations:
Net investment income[b]	0.11	0.22	0.24	0.25	0.25	0.00 [c]
Net realized and unrealized gain (loss)[d]	(0.00)[c]	(0.10)	0.08	0.15	0.10	0.17

Total from investment operations	0.11	0.12	0.32	0.40	0.35	0.17

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.23)	(0.24)	(0.21)	—

Total distributions	(0.11)	(0.22)	(0.23)	(0.24)	(0.21)	—

Net asset value, end of period	$25.46	$25.46	$25.56	$25.47	$25.31	$25.17

Total return	0.42%[e]	0.48%	1.28%	1.60%	1.44%	0.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$208,762	$189,688	$109,897	$81,492	$48,081	$2,517
Ratio of expenses to average net assets[f]	0.18%	0.18%	0.18%	0.19%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[f]	n/a	0.21%	0.30%	0.30%	n/a	n/a
Ratio of net investment income to average net assets[f]	0.83%	0.87%	0.93%	1.00%	0.99%	0.47%
Portfolio turnover rate[g]	0%[e,h]	0%[h]	1%	0%	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2019 Term Muni Bond ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Period from Feb. 4, 2014[a] to Mar. 31, 2014
Net asset value, beginning of period	$25.49	$25.63	$25.38	$24.97	$25.00

Income from investment operations:
Net investment income[b]	0.13	0.26	0.28	0.29	0.04
Net realized and unrealized gain (loss)[c]	0.04	(0.14)	0.24	0.39	(0.05)

Total from investment operations	0.17	0.12	0.52	0.68	(0.01)

Less distributions from:
Net investment income	(0.13)	(0.26)	(0.27)	(0.27)	(0.02)

Total distributions	(0.13)	(0.26)	(0.27)	(0.27)	(0.02)

Net asset value, end of period	$25.53	$25.49	$25.63	$25.38	$24.97

Total return	0.65%[d]	0.46%	2.07%	2.73%	(0.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$218,288	$173,302	$99,958	$48,214	$7,490
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%	0.19%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.21%	0.30%	0.30%	n/a
Ratio of net investment income to average net assets[e]	0.98%	1.02%	1.09%	1.15%	1.08%
Portfolio turnover rate[f]	0%[d,g]	0%[g]	1%	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2020 Term Muni Bond ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Period from Aug. 12, 2014[a] to Mar. 31, 2015
Net asset value, beginning of period	$25.52	$25.72	$25.31	$25.00

Income from investment operations:
Net investment income[b]	0.14	0.29	0.33	0.21
Net realized and unrealized gain (loss)[c]	0.15	(0.20)	0.39	0.26

Total from investment operations	0.29	0.09	0.72	0.47

Less distributions from:
Net investment income	(0.14)	(0.29)	(0.31)	(0.16)

Total distributions	(0.14)	(0.29)	(0.31)	(0.16)

Net asset value, end of period	$25.67	$25.52	$25.72	$25.31

Total return	1.15%[d]	0.33%	2.89%	1.88%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$220,749	$172,247	$79,730	$27,838
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.21%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.11%	1.14%	1.28%	1.30%
Portfolio turnover rate[f]	0%[d,g]	0%	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Sep 2018 Term Muni Bond	Diversified
iBonds Sep 2019 Term Muni Bond	Diversified
iBonds Sep 2020 Term Muni Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2018 Term Muni Bond	$10,520,603	$30,504
iBonds Sep 2019 Term Muni Bond	46,860,535	53,329
iBonds Sep 2020 Term Muni Bond	49,507,088	44,866

There were no in-kind transactions (see Note 4) for the six months ended September 30, 2017.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to, government regulation, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2017, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Sep 2018 Sep Term Muni Bond	$57,719
iBonds Sep 2019 Sep Term Muni Bond	1,427
iBonds Sep 2020 Sep Term Muni Bond	2,392

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	95

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	97

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	99

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Sep 2018 Term Muni Bond	$0.100907	$—	$0.006068	$0.106975	94	—%	6%	100%
iBonds Sep 2019 Term Muni Bond	0.119957	—	0.006060	0.126017	95	—	5	100
iBonds Sep 2020 Term Muni Bond	0.138450	—	0.003312	0.141762	98	—	2	100

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-308-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Fund Performance Overview

iSHARES® INDIA 50 ETF

Performance as of September 30, 2017

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 5.45%, net of fees, while the total return for the Index was 6.99%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.01%	14.68%	17.48%	15.01%	14.68%	17.48%
5 Years	7.06%	7.30%	8.00%	40.68%	42.26%	46.94%
Since Inception	4.51%	4.56%	5.35%	41.53%	42.03%	50.68%

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Index performance through April 2, 2017 is calculated using the INR-USD reference rate as published by the Reserve Bank of India. Index performance beginning on April 3, 2017 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio

$1,000.00	$1,054.50	$4.79	$1,000.00	$1,020.40	$4.71	0.93%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	36.42%
Energy	11.98
Information Technology	10.97
Consumer Discretionary	10.04
Consumer Staples	8.06
Materials	7.34
Industrials	5.62
Health Care	4.17
Utilities	3.30
Telecommunication Services	2.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Housing Development Finance Corp. Ltd.	7.38%
Reliance Industries Ltd.	6.87
ITC Ltd.	5.84
HDFC Bank Ltd.	5.25
Infosys Ltd.	4.77
ICICI Bank Ltd.	4.71
HDFC Bank Ltd. ADR	4.57
Larsen & Toubro Ltd.	3.73
Kotak Mahindra Bank Ltd.	3.53
Tata Consultancy Services Ltd.	3.21

TOTAL	49.86%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.94%

AUTO COMPONENTS — 0.50%
Bosch Ltd.	17,697	$5,566,237

		5,566,237
AUTOMOBILES — 8.78%
Bajaj Auto Ltd.	262,695	12,504,958
Hero MotoCorp. Ltd.	250,629	14,482,726
Mahindra & Mahindra Ltd.	898,850	17,259,379
Maruti Suzuki India Ltd.	256,628	31,344,604
Tata Motors Ltd.[a]	3,620,687	22,255,141

		97,846,808
BANKS — 26.85%
Axis Bank Ltd.	2,422,709	18,884,297
Axis Bank Ltd. GDR[b]	182,789	7,055,655
HDFC Bank Ltd.	2,116,940	58,520,492
HDFC Bank Ltd. ADR[c]	528,029	50,886,155
ICICI Bank Ltd.	12,384,489	52,442,585
IndusInd Bank Ltd.	987,142	25,422,080
Kotak Mahindra Bank Ltd.	2,566,773	39,383,776
State Bank of India	7,154,881	27,805,673
Yes Bank Ltd.	3,532,722	18,929,160

		299,329,873
CHEMICALS — 2.11%
Asian Paints Ltd.	883,163	15,301,218
UPL Ltd.	693,300	8,262,922

		23,564,140
CONSTRUCTION & ENGINEERING — 3.73%
Larsen & Toubro Ltd.	2,379,028	41,594,748

		41,594,748
CONSTRUCTION MATERIALS — 1.59%
Ambuja Cements Ltd.	1,425,090	5,813,154
UltraTech Cement Ltd.	201,679	11,900,049

		17,713,203
CONSUMER FINANCE — 1.14%
Bajaj Finance Ltd.	453,291	12,755,228

		12,755,228
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.74%
Bharti Infratel Ltd.	1,350,510	8,237,036

		8,237,036
ELECTRIC UTILITIES — 1.23%
Power Grid Corp. of India Ltd.	4,242,951	13,705,797

		13,705,797

Security	Shares	Value
GAS UTILITIES — 0.72%
GAIL India Ltd.	1,242,223	$7,969,283

		7,969,283
HOUSEHOLD PRODUCTS — 2.22%
Hindustan Unilever Ltd.	1,379,531	24,792,276

		24,792,276
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.36%
NTPC Ltd.	5,888,785	15,096,097

		15,096,097
IT SERVICES — 10.96%
HCL Technologies Ltd.	1,075,111	14,398,455
Infosys Ltd.	3,854,340	53,100,437
Tata Consultancy Services Ltd.	960,536	35,820,846
Tech Mahindra Ltd.	1,206,834	8,459,108
Wipro Ltd.	2,429,923	10,425,382

		122,204,228
MACHINERY — 1.10%
Eicher Motors Ltd.	25,667	12,265,030

		12,265,030
MEDIA — 0.76%
Zee Entertainment Enterprises Ltd.	1,059,983	8,439,944

		8,439,944
METALS & MINING — 3.63%
Hindalco Industries Ltd.	2,806,972	10,339,214
Tata Steel Ltd.	1,295,116	12,938,272
Vedanta Ltd.	3,580,189	17,224,042

		40,501,528
OIL, GAS & CONSUMABLE FUELS — 11.97%
Bharat Petroleum Corp. Ltd.	1,508,984	10,887,694
Coal India Ltd.	2,515,354	10,429,939
Hindustan Petroleum Corp. Ltd.	1,429,277	9,338,877
Indian Oil Corp. Ltd.	1,961,738	12,028,109
Oil & Natural Gas Corp. Ltd.	5,449,536	14,262,066
Reliance Industries Ltd.	6,399,686	76,508,187

		133,454,872
PHARMACEUTICALS — 4.16%
Aurobindo Pharma Ltd.	539,253	5,709,956
Cipla Ltd./India	979,856	8,792,003
Dr. Reddy’s Laboratories Ltd.	233,592	8,327,884
Lupin Ltd.	461,966	7,171,364

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

September 30, 2017

Security	Shares	Value
Sun Pharmaceutical Industries Ltd.	2,129,538	$16,406,767

		46,407,974
THRIFTS & MORTGAGE FINANCE — 8.40%
Housing Development Finance Corp. Ltd.	3,080,934	82,171,604
Indiabulls Housing Finance Ltd.	621,748	11,486,442

		93,658,046
TOBACCO — 5.84%
ITC Ltd.	16,447,083	65,037,990

		65,037,990
TRANSPORTATION INFRASTRUCTURE — 0.79%
Adani Ports & Special Economic Zone Ltd.	1,522,784	8,783,051

		8,783,051
WIRELESS TELECOMMUNICATION SERVICES — 1.36%
Bharti Airtel Ltd.	2,548,005	15,191,680

		15,191,680

TOTAL COMMON STOCKS (Cost: $823,040,183)		1,114,115,069

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	293,024	$293,112

		293,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $293,112)		293,112

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $823,333,295)[g]		1,114,408,181
Other Assets, Less Liabilities — 0.03%		337,314

NET ASSETS — 100.00%		$1,114,745,495

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $854,622,679. Net unrealized appreciation was $259,785,298, of which $300,479,550 represented gross unrealized appreciation on investments and $40,694,252 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	293,024[b]	—	293,024	$293,112	$—	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—[b]	—	—	—	—	—	13,026

					$293,112	$—	$—	$13,026

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
SGX NIFTY 50	1	Oct 2017	$20	$(204)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,114,115,069	$—	$—	$1,114,115,069
Money market funds	293,112	—	—	293,112

Total	$1,114,408,181	$—	$—	$1,114,408,181

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(204)	$—	$—	$(204)

Total	$(204)	$—	$—	$(204)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® INDIA 50 ETF

September 30, 2017

ASSETS
Investments in securities, at cost:
Unaffiliated	$823,040,183
Affiliated (Note 2)	293,112

Total cost of investments in securities	$823,333,295

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,114,115,069
Affiliated (Note 2)	293,112
Foreign currency, at value[b]	38,926,815
Cash pledged to broker for futures contracts	33,000
Receivables:
Investment securities sold	36,525,827
Dividends and interest	351,797
Futures variation margin	965

Total Assets	1,190,246,585

LIABILITIES
Payables:
Investment securities purchased	38,773,791
Collateral for securities on loan (Note 1)	293,112
Due to custodian	27,534,290
Deferred foreign capital gains taxes (Note 1)	8,055,988
Investment advisory fees (Note 2)	843,909

Total Liabilities	75,501,090

NET ASSETS	$1,114,745,495

Net assets consist of:
Paid-in capital	$980,620,949
Undistributed net investment income	2,816,272
Accumulated net realized loss	(151,567,515)
Net unrealized appreciation	282,875,789

NET ASSETS	$1,114,745,495

Shares outstanding[c]	32,800,000

Net asset value per share	$33.99

[a]	Securities on loan with a value of $290,459. See Note 1.
[b]	Cost of foreign currency: $38,925,930.
[c]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations (Unaudited)

iSHARES® INDIA 50 ETF

Six months ended September 30, 2017

NET INVESTMENT INCOME
Dividends — unaffiliated	$8,671,075
Dividends — affiliated (Note 2)	13,026
Securities lending income — affiliated — net (Note 2)	1,054

Total investment income	8,685,155

EXPENSES
Investment advisory fees (Note 2)	4,500,163
Mauritius income taxes (Note 1)	177,158
Proxy fees	18,721

Total expenses	4,696,042

Net investment income	3,989,113

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,106,632)
Futures contracts	(8,508)
Foreign currency transactions	(17,866)

Net realized loss	(3,133,006)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[a]	42,315,383
Futures contracts	(204)
Translation of assets and liabilities in foreign currencies	(118,401)

Net change in unrealized appreciation/depreciation	42,196,778

Net realized and unrealized gain	39,063,772

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,052,885

a	Net of deferred foreign capital gains taxes of $8,055,988.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,989,113	$3,170,862
Net realized loss	(3,133,006)	(11,184,265)
Net change in unrealized appreciation/depreciation	42,196,778	151,316,387

Net increase in net assets resulting from operations	43,052,885	143,302,984

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,173,746)	(3,384,501)

Total distributions to shareholders	(1,173,746)	(3,384,501)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	225,871,920	55,938,372
Cost of shares redeemed	—	(63,397,198)

Net increase (decrease) in net assets from capital share transactions	225,871,920	(7,458,826)

INCREASE IN NET ASSETS	267,751,059	132,459,657

NET ASSETS
Beginning of period	846,994,436	714,534,779

End of period	$1,114,745,495	$846,994,436

Undistributed net investment income included in net assets at end of period	$2,816,272	$905

SHARES ISSUED AND REDEEMED
Shares sold	6,550,000	1,900,000
Shares redeemed	—	(2,300,000)

Net increase (decrease) in shares outstanding	6,550,000	(400,000)

See notes to consolidated financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	iShares India 50 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$32.27	$26.81	$31.06	$25.71	$23.93	$23.65

Income from investment operations:
Net investment income[a]	0.14	0.12	0.18	0.18	0.18	0.12
Net realized and unrealized gain (loss)[b]	1.62	5.47	(4.27)	5.33	1.78	0.26

Total from investment operations	1.76	5.59	(4.09)	5.51	1.96	0.38

Less distributions from:
Net investment income	(0.04)	(0.13)	(0.16)	(0.16)	(0.18)	(0.10)

Total distributions	(0.04)	(0.13)	(0.16)	(0.16)	(0.18)	(0.10)

Net asset value, end of period	$33.99	$32.27	$26.81	$31.06	$25.71	$23.93

Total return	5.45%[c]	20.94%	(13.22)%	21.46%	8.31%	1.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,114,745	$846,994	$714,535	$979,844	$500,092	$440,287
Ratio of expenses to average net assets[d]	0.93%	0.93%	0.94%	0.93%	0.94%	0.93%
Ratio of net investment income to average net assets[d]	0.79%	0.43%	0.62%	0.58%	0.78%	0.50%
Portfolio turnover rate[e]	6%[c]	11%	14%	5%	21%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2017, and the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 6%, 4%, 7%, 4%, 9% and 7%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	13

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its consolidated schedule of investments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its consolidated schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the consolidated statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the consolidated statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Citigroup Global Markets Inc.	$289,110	$289,110	$—
HSBC Bank PLC	1,349	1,349	—

	$290,459	$290,459	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s consolidated statement of assets and liabilities and with the exception of the iShares India 50 ETF, was in excess of the market value of securities loaned at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2017, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $400.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017, were $275,844,838 and $63,818,117, respectively.

In-kind purchases and sales (see Note 4) for the six months ended September 30, 2017, were $9,596,005 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statement of changes in net assets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

5.	FUTURES CONTRACTS

The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of September 30, 2017 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$204

[a]	Represents cumulative depreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2017 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(8,508)	$(204)

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2017:

Average value of contracts purchased	$6,535

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

6.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2017, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring[a]	Expiring 2019	Total
$117,095,436	$49,689	$117,145,125

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® INDIA 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Peer Group for the Fund contained only three comparison funds identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	23

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	25

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® INDIA 50 ETF

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® INDIA 50 ETF

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.028414	$—	$0.011374	$0.039788	71%	—%	29%	100%

SUPPLEMENTAL INFORMATION	27

Notes:

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-307-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Asia 50 ETF | AIA | NASDAQ
➢	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
➢	iShares Europe ETF | IEV | NYSE Arca
➢	iShares International Developed Property ETF | WPS | NYSE Arca
➢	iShares International Dividend Growth ETF | IGRO | BATS
➢	iShares Latin America 40 ETF | ILF | NYSE Arca

Fund Performance Overview

iSHARES® ASIA 50 ETF

Performance as of September 30, 2017

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 16.24%, net of fees, while the total return for the Index was 16.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.13%	25.22%	25.90%	25.13%	25.22%	25.90%
5 Years	8.64%	9.00%	9.25%	51.35%	53.89%	55.65%
Since Inception	4.50%	4.58%	5.09%	54.47%	55.75%	63.32%

The inception date of the Fund was 11/13/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,162.40	$2.71	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	41.88%
Financials	30.89
Telecommunication Services	5.13
Materials	4.50
Real Estate	4.44
Consumer Discretionary	3.71
Utilities	3.19
Energy	2.98
Industrials	2.63
Consumer Staples	0.65

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/17

Country	Percentage of Total Investments*

China	34.26%
South Korea	24.29
Hong Kong	17.94
Taiwan	17.52
Singapore	5.99

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

Performance as of September 30, 2017

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.85%, net of fees, while the total return for the Index was 8.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.73%	12.45%	14.56%	12.73%	12.45%	14.56%
5 Years	3.32%	3.42%	4.33%	17.71%	18.33%	23.60%
Since Inception	6.62%	6.65%	6.85%	70.16%	70.62%	73.22%

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,078.50	$3.91	$1,000.00	$1,021.30	$3.80	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Transportation Infrastructure	40.24%
Electric Utilities	20.66
Oil, Gas & Consumable Fuels	15.45
Water Utilities	8.02
Gas Utilities	6.74
Independent Power and Renewable Electricity Producers	6.01
Energy Equipment & Services	2.88

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/17

Country	Percentage of Total Investments*

China	36.12%
Brazil	22.12
Mexico	10.07
Thailand	7.98
Malaysia	7.42
South Korea	6.03
Chile	6.02
Russia	4.24

TOTAL	100.00%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EUROPE ETF

Performance as of September 30, 2017

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 14.17%, net of fees, while the total return for the Index was 14.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.07%	22.19%	22.50%	22.07%	22.19%	22.50%
5 Years	8.17%	8.16%	8.58%	48.07%	48.03%	50.90%
10 Years	0.87%	0.89%	1.22%	9.05%	9.22%	12.86%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,141.70	$3.22	$1,000.00	$1,022.10	$3.04	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	21.49%
Consumer Staples	14.03
Industrials	13.20
Health Care	12.98
Consumer Discretionary	10.25
Materials	7.88
Energy	7.22
Information Technology	4.31
Utilities	3.78
Telecommunication Services	3.76
Real Estate	1.10

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

United Kingdom	27.59%
France	15.72
Germany	14.73
Switzerland	13.25
Netherlands	5.54
Spain	5.49
Sweden	4.65
Italy	4.00
Denmark	2.86
Belgium	2.25

TOTAL	96.08%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

Performance as of September 30, 2017

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 9.01%, net of fees, while the total return for the Index was 9.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.26%	5.83%	6.36%	6.26%	5.83%	6.36%
5 Years	6.82%	6.94%	6.87%	39.11%	39.84%	39.42%
10 Years	0.96%	0.94%	0.89%	10.02%	9.79%	9.29%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,090.10	$2.51	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Diversified Real Estate Activities	25.98%
Real Estate Operating Companies	19.02
Retail REITs	17.72
Diversified REITs	13.45
Office REITs	8.29
Industrial REITs	5.85
Real Estate Development	5.12
Residential REITs	2.14
Hotel & Resort REITs	0.94
Health Care REITs	0.85
Specialized REITs	0.64

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

Japan	26.25%
Hong Kong	16.76
Australia	11.94
United Kingdom	8.56
Singapore	7.66
Germany	6.76
France	6.49
Canada	3.02
Sweden	2.53
Switzerland	1.79

TOTAL	91.76%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

Performance as of September 30, 2017

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 11.16%, net of fees, while the total return for the Index was 11.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.50%	16.29%	15.35%	15.50%	16.29%	15.35%
Since Inception	14.15%	15.28%	14.25%	19.96%	21.59%	20.04%

The inception date of the Fund was 5/17/16. The first day of secondary market trading was 5/19/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,111.60	$1.16	$1,000.00	$1,024.00	$1.12	0.22%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	22.35%
Health Care	15.35
Consumer Staples	14.73
Consumer Discretionary	12.68
Industrials	11.13
Materials	7.24
Telecommunication Services	4.52
Information Technology	4.40
Utilities	3.37
Energy	2.27
Real Estate	1.96

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 9/30/17

Country	Percentage of Total Investments*

Canada	17.09%
United Kingdom	16.43
Switzerland	12.84
Japan	11.98
Germany	9.52
France	8.50
Netherlands	3.48
Hong Kong	3.35
Sweden	2.00
Denmark	1.91

TOTAL	87.10%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® LATIN AMERICA 40 ETF

Performance as of September 30, 2017

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 12.22%, net of fees, while the total return for the Index was 12.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.96%	27.81%	28.62%	27.96%	27.81%	28.62%
5 Years	(1.45)%	(1.41)%	(0.96)%	(7.06)%	(6.87)%	(4.72)%
10 Years	(0.58)%	(0.59)%	(0.27)%	(5.70)%	(5.77)%	(2.64)%

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,122.20	$2.61	$1,000.00	$1,022.60	$2.48	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	35.76%
Consumer Staples	15.99
Materials	15.20
Energy	11.69
Consumer Discretionary	6.82
Telecommunication Services	4.46
Industrials	4.27
Utilities	3.15
Information Technology	1.66
Real Estate	1.00

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/17

Country	Percentage of Total Investments*

Brazil	58.49%
Mexico	24.90
Chile	11.36
Peru	3.68
Colombia	1.57

TOTAL	100.00%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.52%

CHINA — 34.07%
Bank of China Ltd. Class H	20,174,000	$9,944,038
China Construction Bank Corp. Class H	28,490,960	23,636,988
China Life Insurance Co. Ltd. Class H	1,925,000	5,730,120
China Mobile Ltd.	1,463,000	14,825,361
China Overseas Land & Investment Ltd.	1,078,000	3,505,601
China Petroleum & Chemical Corp. Class H	6,469,600	4,845,553
CNOOC Ltd.	4,277,000	5,519,628
Industrial & Commercial Bank of China Ltd. Class H	20,559,115	15,266,605
PetroChina Co. Ltd. Class H	5,544,000	3,513,488
Ping An Insurance Group Co. of China Ltd. Class H	1,347,500	10,342,559
Tencent Holdings Ltd.	1,455,300	62,641,231

		159,771,172
HONG KONG — 17.85%
AIA Group Ltd.	3,187,800	23,508,428
CK Asset Holdings Ltd.	693,148	5,737,260
CK Hutchison Holdings Ltd.	731,648	9,353,202
CLP Holdings Ltd.	539,000	5,524,083
Galaxy Entertainment Group Ltd.	693,000	4,879,844
Hang Seng Bank Ltd.	192,500	4,692,537
Hong Kong & China Gas Co. Ltd.	2,156,548	4,053,174
Hong Kong Exchanges & Clearing Ltd.	300,300	8,073,924
Link REIT	577,500	4,680,214
Power Assets Holdings Ltd.	346,500	3,001,104
Sands China Ltd.[a]	646,800	3,366,206
Sun Hung Kai Properties Ltd.	419,000	6,807,469

		83,677,445
SINGAPORE — 5.96%
DBS Group Holdings Ltd.	477,400	7,319,465
Oversea-Chinese Banking Corp. Ltd.[a]	1,047,274	8,606,781
Singapore Telecommunications Ltd.	2,079,000	5,634,022
United Overseas Bank Ltd.	369,600	6,396,112

		27,956,380

Security	Shares	Value
SOUTH KOREA — 24.15%
Hyundai Mobis Co. Ltd.	18,326	$3,840,084
Hyundai Motor Co.	39,655	5,210,702
KB Financial Group Inc.	106,645	5,223,542
Korea Electric Power Corp.	67,452	2,296,790
KT&G Corp.	32,879	3,028,537
LG Chem Ltd.	12,474	4,269,270
NAVER Corp.	7,700	5,008,513
POSCO	21,200	5,867,551
Samsung C&T Corp.[a]	24,640	2,904,265
Samsung Electronics Co. Ltd.	26,334	58,951,740
Shinhan Financial Group Co. Ltd.	125,433	5,508,604
SK Hynix Inc.	154,154	11,157,608

		113,267,206
TAIWAN — 17.49%
Cathay Financial Holding Co. Ltd.	2,233,866	3,550,730
Chunghwa Telecom Co. Ltd.	1,001,551	3,451,460
CTBC Financial Holding Co. Ltd.	5,236,359	3,280,927
Formosa Chemicals & Fibre Corp.	1,078,804	3,280,099
Formosa Plastics Corp.	1,309,071	3,962,957
Fubon Financial Holding Co. Ltd.	1,925,000	3,002,655
Hon Hai Precision Industry Co. Ltd.	4,081,066	14,400,279
Largan Precision Co. Ltd.	26,000	4,569,977
MediaTek Inc.	395,112	3,706,944
Nan Ya Plastics Corp.	1,463,510	3,605,204
Taiwan Semiconductor Manufacturing Co. Ltd.	4,928,343	35,186,198

		81,997,430

TOTAL COMMON STOCKS
(Cost: $340,303,730)		466,669,633

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[b,c,d]	2,688,277	2,689,084
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[b,c]	371,145	371,145

		3,060,229

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,060,120)		3,060,229

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA 50 ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $343,363,850)[e]	$469,729,862
Other Assets, Less Liabilities — (0.17)%	(785,924)

NET ASSETS — 100.00%	$468,943,938

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $350,515,670. Net unrealized appreciation was $119,214,192, of which $135,378,409 represented gross unrealized appreciation on investments and $16,164,217 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	9,258,697	—		(6,570,420)[b]	2,688,277	$2,689,084	$308	$(978)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	90,364	280,781	[b]	—	371,145	371,145	—	—	2,289

						$3,060,229	$308	$(978)	$2,289

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as accomponent of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$466,669,633	$—	$—	$466,669,633
Money market funds	3,060,229	—	—	3,060,229

Total	$469,729,862	$—	$—	$469,729,862

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.18%

BRAZIL — 21.94%
CCR SA	640,900	$3,588,302
Cia. de Saneamento Basico do Estado de Sao Paulo ADR	115,768	1,210,933
CPFL Energia SA ADR	72,442	1,243,105
Ultrapar Participacoes SA ADR	196,794	4,687,633

		10,729,973
CHILE — 5.97%
Enel Americas SA ADR	190,240	1,944,253
Enel Generacion Chile SA ADR	37,033	976,190

		2,920,443
CHINA — 35.82%
Beijing Capital International Airport Co. Ltd. Class H	754,000	1,123,659
Beijing Enterprises Water Group Ltd.	1,682,000	1,354,524
CGN Power Co. Ltd. Class Ha	3,219,000	890,194
China Gas Holdings Ltd.	754,000	2,258,901
China Merchants Port Holdings Co. Ltd.	616,000	1,900,675
China Oilfield Services Ltd. Class H	696,000	637,126
China Resources Gas Group Ltd.	290,000	1,009,897
China Resources Power Holdings Co. Ltd.	580,000	1,047,025
COSCO SHIPPING Ports Ltd.	870,000	967,941
Guangdong Investment Ltd.	928,000	1,323,559
Jiangsu Expressway Co. Ltd. Class H	638,000	976,927
Kunlun Energy Co. Ltd.	1,508,000	1,473,113
Shenzhen Expressway Co. Ltd. Class H	348,000	337,721
Shenzhen International Holdings Ltd.	493,499	927,518
Sinopec Kantons Holdings Ltd.	522,000	351,533
Zhejiang Expressway Co. Ltd. Class H	754,000	937,347

		17,517,660
MALAYSIA — 7.36%
Sapura Energy Bhd[b]	1,093,300	393,562
Tenaga Nasional Bhd	945,400	3,206,188

		3,599,750
MEXICO — 10.00%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	21,518	955,184
Grupo Aeroportuario del Pacifico SAB de CV ADR	19,024	1,950,531

Security	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	10,382	$1,981,093

		4,886,808
RUSSIA — 4.20%
Novatek PJSC GDR[c]	8,381	983,091
RusHydro PJSC ADR	491,492	705,291
TMK PJSC GDR[c]	76,821	366,820

		2,055,202
SOUTH KOREA — 5.98%
Korea Electric Power Corp. ADR	174,464	2,924,017

		2,924,017
THAILAND — 7.91%
Airports of Thailand PCL NVDR	2,186,600	3,868,348

		3,868,348

TOTAL COMMON STOCKS
(Cost: $38,969,362)		48,502,201

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	422,629	422,756
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	32,260	32,260

		455,016

TOTAL SHORT-TERM INVESTMENTS
(Cost: $454,945)		455,016

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $39,424,307)[g]	$48,957,217
Other Assets, Less Liabilities — (0.11)%	(52,991)

NET ASSETS — 100.00%	$48,904,226

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $39,990,393. Net unrealized appreciation was $8,966,824, of which $12,579,026 represented gross unrealized appreciation on investments and $3,612,202 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	2,043,400	—		(1,620,771)[b]	422,629	$422,756	$240	$(567)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	26,573	5,687	[b]	—	32,260	32,260	—	—	254

						$455,016	$240	$(567)	$254

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as accomponent of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$48,502,201	$—	$—	$48,502,201
Money market funds	455,016	—	—	455,016

Total	$48,957,217	$—	$—	$48,957,217

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.57%

AUSTRIA — 0.32%
Erste Group Bank AG	119,544	$5,164,716
OMV AG	51,157	2,980,950
Voestalpine AG	39,422	2,010,758

		10,156,424
BELGIUM — 2.23%
Ageas	70,867	3,331,050
Anheuser-Busch InBev SA/NV	352,958	42,269,120
Colruyt SA	21,692	1,111,294
Groupe Bruxelles Lambert SA	28,630	3,012,327
KBC Group NV	120,604	10,222,841
Proximus SADP	52,974	1,825,856
Solvay SA	26,062	3,894,445
UCB SA	45,767	3,258,787
Umicore SA	34,010	2,814,060

		71,739,780
DENMARK — 2.84%
AP Moller – Maersk A/S Class A	1,135	2,086,158
AP Moller – Maersk A/S Class B	2,325	4,417,456
Carlsberg A/S Class B	37,471	4,101,404
Chr Hansen Holding A/S	34,279	2,940,627
Coloplast A/S Class B	40,968	3,325,705
Danske Bank A/S	259,638	10,385,850
DONG Energy A/Sa	74,396	4,259,439
DSV A/S	67,397	5,099,636
Genmab A/Sb	21,761	4,805,203
ISS A/S	65,640	2,640,282
Novo Nordisk A/S Class B	639,643	30,585,967
Novozymes A/S Class B	79,648	4,088,179
Pandora A/S	39,871	3,936,555
TDC A/S	287,022	1,682,062
Vestas Wind Systems A/S	76,470	6,863,689

		91,218,212
FINLAND — 1.47%
Fortum OYJ	155,044	3,095,817
Kone OYJ Class B	142,060	7,523,857
Metso OYJ	44,941	1,649,131
Nokia OYJ	2,067,441	12,416,168
Nokian Renkaat OYJ	41,223	1,833,853
Sampo OYJ Class A	170,589	9,018,692
Stora Enso OYJ Class R	201,815	2,851,098
UPM-Kymmene OYJ	188,548	5,111,128

Security	Shares	Value
Wartsila OYJ Abp	54,048	$3,827,341

		47,327,085
FRANCE — 15.63%
Accor SA	65,754	3,267,563
Air Liquide SA	138,277	18,447,701
Airbus SE	213,584	20,303,434
Alstom SA	55,410	2,353,946
Arkema SA	25,828	3,167,886
Atos SE	32,785	5,087,041
AXA SA	689,067	20,845,987
BNP Paribas SA	404,173	32,610,742
Bouygues SA	72,612	3,446,551
Capgemini SE	56,726	6,649,813
Carrefour SA	203,802	4,118,777
Casino Guichard Perrachon SA	18,997	1,126,955
Christian Dior SE	3,966	1,270,377
Cie. de Saint-Gobain	196,572	11,716,968
Cie. Generale des Etablissements Michelin Class B	64,153	9,366,442
Credit Agricole SA	436,450	7,935,633
Danone SA	223,763	17,557,021
Dassault Systemes SE	48,150	4,872,031
Edenred	76,027	2,067,219
Electricite de France SA	125,647	1,526,246
Engie SA	575,423	9,775,404
Essilor International SA	71,366	8,837,636
Hermes International	10,498	5,293,797
Kering	26,425	10,529,313
Klepierre SA	73,953	2,903,457
L’Oreal SA	87,475	18,603,979
Lagardere SCA	42,171	1,412,130
Legrand SA	93,758	6,770,147
LVMH Moet Hennessy Louis Vuitton SE	95,559	26,372,798
Orange SA	766,058	12,552,077
Pernod Ricard SA	74,917	10,366,748
Peugeot SA	190,348	4,534,340
Publicis Groupe SA	73,804	5,155,664
Renault SA	68,383	6,718,807
Safran SA	115,954	11,849,260
Sanofi	406,596	40,381,720
Schneider Electric SE	198,517	17,279,980
SES SA	135,699	2,969,435
Societe Generale SA	267,333	15,655,086
Sodexo SA	32,510	4,054,713

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2017

Security	Shares	Value
STMicroelectronics NV	74,591	$1,443,530
STMicroelectronics NV New	161,276	3,117,297
Suez	141,858	2,590,195
Thales SA	36,867	4,174,489
TOTAL SA	883,480	47,465,008
Unibail-Rodamco SE	35,360	8,600,879
Valeo SA	84,797	6,293,504
Veolia Environnement SA	195,527	4,519,020
Vinci SA	182,790	17,373,976
Vivendi SA	270,380	6,846,755

		502,179,477
GERMANY — 13.89%
adidas AG	64,538	14,603,205
Allianz SE Registered	159,233	35,757,167
BASF SE	325,273	34,623,760
Bayer AG Registered	292,970	39,934,034
Bayerische Motoren Werke AG	114,730	11,641,444
Beiersdorf AG	34,938	3,759,874
Brenntag AG	54,973	3,061,959
Commerzbank AGb	373,846	5,086,966
Continental AG	38,242	9,708,776
Daimler AG Registered	352,444	28,111,988
Deutsche Bank AG Registered	732,734	12,673,057
Deutsche Boerse AG	68,394	7,415,244
Deutsche Lufthansa AG Registered	82,584	2,295,299
Deutsche Post AG Registered	339,533	15,118,569
Deutsche Telekom AG Registered	1,146,937	21,403,011
Deutsche Wohnen SE Bearer	125,859	5,344,552
E.ON SE	780,996	8,841,454
Fresenius Medical Care AG & Co. KGaA	75,250	7,363,261
Fresenius SE & Co. KGaA	144,655	11,671,504
GEA Group AG	62,501	2,843,974
HeidelbergCement AG	47,250	4,858,050
Infineon Technologies AG	399,850	10,054,381
K+S AG Registered[c]	68,633	1,870,228
Lanxess AG	32,677	2,578,988
Linde AG	65,825	13,731,035
MAN SE	12,066	1,362,109
Merck KGaA	45,881	5,105,115
METRO AGb	57,981	1,225,929
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	54,501	11,655,577

Security	Shares	Value
Osram Licht AG	28,292	$2,257,992
ProSiebenSat.1 Media SE Registered	82,973	2,828,443
QIAGEN NVc	82,024	2,582,277
RWE AGb	175,385	3,985,076
SAP SE	351,643	38,532,358
Siemens AG Registered	300,640	42,365,638
Symrise AG	43,524	3,306,952
thyssenkrupp AG	125,241	3,712,600
Volkswagen AG	11,376	1,926,526
Vonovia SE	170,750	7,266,980
Wirecard AGc	40,877	3,740,820

		446,206,172
IRELAND — 0.90%
Bank of Ireland Group PLC[b]	331,342	2,714,566
CRH PLC	295,858	11,288,606
Irish Bank Resolution Corp. Ltd.[b,d]	211,770	3
Kerry Group PLC Class A	53,427	5,134,387
Paddy Power Betfair PLC	29,665	2,960,605
Ryanair Holdings PLC ADR[b]	39,786	4,194,240
Smurfit Kappa Group PLC	82,489	2,584,239

		28,876,646
ITALY — 3.89%
Assicurazioni Generali SpA	481,498	8,971,012
Atlantia SpA	166,956	5,271,894
Banco BPM SpA[b,c]	540,007	2,239,493
CNH Industrial NV	353,760	4,249,063
Enel SpA	2,749,323	16,560,013
Eni SpA	912,921	15,109,565
Ferrari NV	44,721	4,943,264
Fiat Chrysler Automobiles NVb	385,377	6,906,782
Intesa Sanpaolo SpA	5,097,866	18,031,869
Italgas SpA	180,810	1,015,329
Leonardo SpA	118,829	2,226,601
Luxottica Group SpA	49,981	2,794,248
Mediobanca SpA	211,108	2,266,111
Prysmian SpA	74,688	2,523,503
Saipem SpA[b,c]	206,485	890,500
Snam SpA	822,912	3,965,321
Telecom Italia SpA/Milano[b]	4,061,205	3,804,915
Tenaris SA	167,944	2,382,520
Terna Rete Elettrica Nazionale SpA	498,886	2,914,706
UniCredit SpA[b]	747,700	15,928,427
Unione di Banche Italiane SpA[c]	367,387	1,904,948

		124,900,084

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2017

Security	Shares	Value
NETHERLANDS — 5.51%
ABN AMRO Group NVa	146,334	$4,383,718
Aegon NV	493,520	2,875,188
Akzo Nobel NV	89,318	8,248,822
Altice NV Class Ab	148,264	2,970,079
Altice NV Class Bb	34,453	688,342
ArcelorMittal[b]	222,905	5,751,284
ASML Holding NV	152,877	26,034,314
Gemalto NV	30,282	1,353,037
Heineken Holding NV	40,813	3,835,804
Heineken NV	75,398	7,456,182
ING Groep NV	1,367,722	25,223,954
Koninklijke Ahold Delhaize NV	453,321	8,478,188
Koninklijke DSM NV	64,302	5,264,992
Koninklijke KPN NV	1,517,157	5,210,356
Koninklijke Philips NV	331,732	13,698,616
NN Group NV	108,134	4,526,671
Randstad Holding NV	44,260	2,738,646
RELX NV	360,783	7,681,579
Unilever NV CVA	607,598	35,943,831
Wolters Kluwer NV	102,053	4,716,694

		177,080,297
NORWAY — 1.03%
DNB ASA	329,204	6,637,594
Marine Harvest ASA	146,010	2,888,908
Norsk Hydro ASA	483,807	3,519,016
Orkla ASA	290,424	2,980,747
Statoil ASA	383,942	7,683,374
Subsea 7 SA	92,638	1,521,021
Telenor ASA	244,130	5,164,566
Yara International ASA	62,339	2,793,403

		33,188,629
PORTUGAL — 0.18%
EDP – Energias de Portugal SA	864,638	3,255,626
Galp Energia SGPS SA	142,571	2,527,367

		5,782,993
SPAIN — 5.46%
Abertis Infraestructuras SA	263,969	5,336,294
Acciona SA	9,398	756,057
ACS Actividades de Construccion y Servicios SA	95,861	3,553,362
Aena SME SAa	26,181	4,727,790
Amadeus IT Group SA	156,297	10,160,734
Banco Bilbao Vizcaya Argentaria SA	2,367,812	21,164,947

Security	Shares	Value
Banco de Sabadell SA	1,990,338	$4,155,356
Banco Santander SA	5,694,721	39,767,671
Bankia SA	346,722	1,672,370
CaixaBank SA	1,279,892	6,415,491
Distribuidora Internacional de Alimentacion SA	225,416	1,315,112
Enagas SA	70,279	1,979,471
Endesa SA	113,210	2,552,937
Ferrovial SA	180,340	3,970,810
Gas Natural SDG SA	128,213	2,838,968
Grifols SA	102,099	2,975,289
Iberdrola SA	2,123,879	16,501,296
Industria de Diseno Textil SA	398,168	15,008,715
International Consolidated Airlines Group SA	303,898	2,419,846
Red Electrica Corp. SA	133,338	2,802,699
Repsol SA	443,948	8,182,178
Telefonica SA	1,575,675	17,122,509

		175,379,902
SWEDEN — 4.62%
Alfa Laval AB	103,489	2,521,818
Assa Abloy AB Class B	351,544	8,010,828
Atlas Copco AB Class A	226,628	9,576,163
Atlas Copco AB Class B	137,841	5,333,046
Boliden AB	97,360	3,288,532
Electrolux AB Class B	82,811	2,806,241
Essity AB Class Bb	215,629	5,854,121
Hennes & Mauritz AB Class B	320,399	8,282,442
Hexagon AB Class B	92,524	4,576,126
Industrivarden AB Class A	60,597	1,613,970
Industrivarden AB Class C	59,489	1,503,560
Investor AB Class B	160,770	7,923,915
Kinnevik AB Class B	83,416	2,714,327
Millicom International Cellular SA SDR	22,294	1,468,085
Nordea Bank AB	1,130,641	15,292,504
Sandvik AB	392,139	6,749,959
Securitas AB Class B	112,011	1,871,802
Skandinaviska Enskilda Banken AB Class A	608,218	7,995,466
Skanska AB Class B	142,425	3,292,630
SKF AB Class B	133,549	2,904,182
Svenska Cellulosa AB SCA Class B	216,689	1,831,769

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2017

Security	Shares	Value
Svenska Handelsbanken AB Class A	536,751	$8,081,827
Swedbank AB Class A	365,157	10,074,716
Swedish Match AB	64,757	2,266,636
Tele2 AB Class B	124,639	1,423,163
Telefonaktiebolaget LM Ericsson Class B	1,078,226	6,178,200
Telia Co. AB	962,692	4,524,293
Volvo AB Class B	553,080	10,638,304

		148,598,625
SWITZERLAND — 13.17%
ABB Ltd. Registered	684,603	16,938,193
Adecco Group AG Registered	60,640	4,725,358
Baloise Holding AG Registered	17,493	2,769,665
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	372	2,124,122
Chocoladefabriken Lindt & Spruengli AG Registered	39	2,706,542
Cie. Financiere Richemont SA Class A Registered	184,753	16,898,140
Clariant AG Registered	101,922	2,443,769
Credit Suisse Group AG Registered	857,633	13,587,757
Geberit AG Registered	13,168	6,234,251
Givaudan SA Registered	2,810	6,118,923
Julius Baer Group Ltd.	79,483	4,706,879
Kuehne + Nagel International AG Registered	19,945	3,695,885
LafargeHolcim Ltd. Registered	169,759	9,930,094
Lonza Group AG Registered	26,401	6,930,399
Nestle SA Registered	1,102,067	92,370,436
Novartis AG Registered	930,389	79,711,914
Partners Group Holding AG	6,609	4,487,508
Roche Holding AG	248,800	63,562,795
Schindler Holding AG Participation Certificates	14,485	3,202,089
Schindler Holding AG Registered	7,053	1,518,334
SGS SA Registered	1,872	4,494,270
Sika AG Bearer	762	5,674,049
Sonova Holding AG Registered	19,558	3,320,979
Swatch Group AG (The) Bearer	10,908	4,540,866
Swatch Group AG (The) Registered	26,383	2,103,605
Swiss Life Holding AG Registered	11,487	4,049,417

Security	Shares	Value
Swiss Re AG	113,826	$10,316,805
Swisscom AG Registered	8,961	4,595,337
UBS Group AG	1,357,179	23,213,427
Zurich Insurance Group AG	53,261	16,260,128

		423,231,936
UNITED KINGDOM — 27.43%
3i Group PLC	345,932	4,237,412
Aggreko PLC	89,120	1,122,742
Amec Foster Wheeler PLC	140,430	959,938
Anglo American PLC	499,409	8,975,078
Antofagasta PLC	125,349	1,595,976
Ashtead Group PLC	178,539	4,309,267
Associated British Foods PLC	127,042	5,442,337
AstraZeneca PLC	448,693	29,828,548
Aviva PLC	1,441,998	9,953,807
Babcock International Group PLC	179,584	1,993,769
BAE Systems PLC	1,141,297	9,669,660
Barclays PLC	5,634,224	14,615,627
Barratt Developments PLC	355,936	2,934,492
BHP Billiton PLC	750,633	13,238,153
BP PLC	6,995,859	44,799,343
British American Tobacco PLC	811,643	50,875,307
British Land Co. PLC (The)	363,488	2,935,795
BT Group PLC	2,943,533	11,211,751
Bunzl PLC	119,760	3,642,524
Burberry Group PLC	156,725	3,700,753
Capita PLC	240,809	1,825,410
Carnival PLC	76,995	4,899,534
Centrica PLC	1,951,313	4,895,620
Cobham PLC	895,693	1,750,886
Compass Group PLC	566,712	12,036,008
Daily Mail & General Trust PLC Class A NVS	100,839	877,360
DCC PLC	31,519	3,063,726
Diageo PLC	889,198	29,264,101
Direct Line Insurance Group PLC	480,536	2,344,169
easyJet PLC	92,835	1,515,799
Experian PLC	333,744	6,712,036
Ferguson PLC	90,254	5,928,530
G4S PLC	549,693	2,052,450
GKN PLC	615,287	2,856,229
GlaxoSmithKline PLC	1,733,707	34,622,921
Glencore PLC	4,255,436	19,525,822
Hammerson PLC	282,542	2,035,619
Hays PLC	486,223	1,235,534

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2017

Security	Shares	Value
HSBC Holdings PLC	7,243,817	$71,636,283
IMI PLC	96,807	1,614,422
Imperial Brands PLC	342,438	14,628,311
InterContinental Hotels Group PLC	70,353	3,726,481
Intertek Group PLC	57,059	3,813,880
ITV PLC	1,285,193	3,012,315
J Sainsbury PLC	599,624	1,913,871
Johnson Matthey PLC	70,205	3,221,316
Kingfisher PLC	783,271	3,136,863
Land Securities Group PLC	266,715	3,479,976
Legal & General Group PLC	2,094,518	7,303,475
Lloyds Banking Group PLC	25,335,136	23,022,023
London Stock Exchange Group PLC	112,573	5,784,585
Man Group PLC	604,968	1,362,769
Marks & Spencer Group PLC	576,053	2,731,292
Mondi PLC	130,563	3,512,155
National Grid PLC	1,286,211	15,955,311
Next PLC	52,467	3,702,637
Old Mutual PLC	1,758,163	4,580,865
Pearson PLC	290,911	2,388,640
Persimmon PLC	109,598	3,796,628
Prudential PLC	918,217	22,008,351
Randgold Resources Ltd.	32,934	3,232,198
Reckitt Benckiser Group PLC	238,215	21,774,423
RELX PLC	378,181	8,305,916
Rentokil Initial PLC	659,647	2,660,356
Rio Tinto PLC	424,638	19,786,218
Rolls-Royce Holdings PLC	654,511	7,788,965
Royal Bank of Scotland Group PLC[b]	1,174,231	4,226,816
Royal Dutch Shell PLC Class A ADR	1,588,556	47,921,961
Royal Dutch Shell PLC Class B	1,327,468	40,864,979
RSA Insurance Group PLC	360,720	3,015,070
Sage Group PLC (The)	383,138	3,590,549
Schroders PLC	41,252	1,856,849
Segro PLC	352,472	2,534,712
Severn Trent PLC	83,958	2,447,716
Shire PLC	322,325	16,381,102
Sky PLC	374,814	4,601,252
Smith & Nephew PLC	319,780	5,783,362
Smiths Group PLC	139,679	2,955,303
SSE PLC	358,890	6,726,620

Security	Shares	Value
Standard Chartered PLC[b]	976,603	$9,716,882
Standard Life Aberdeen PLC	959,632	5,581,269
Tate & Lyle PLC	162,262	1,411,777
Taylor Wimpey PLC	1,171,197	3,071,962
Tesco PLC[b]	2,909,354	7,305,090
Travis Perkins PLC	87,332	1,696,607
Tullow Oil PLC[b,c]	484,618	1,209,999
UBM PLC	140,855	1,289,775
Unilever PLC	464,120	26,893,830
United Utilities Group PLC	244,816	2,806,668
Vodafone Group PLC	9,415,916	26,377,415
Weir Group PLC (The)	76,121	2,006,810
Whitbread PLC	64,752	3,271,694
William Hill PLC	307,823	1,042,388
Wm Morrison Supermarkets PLC	812,542	2,552,034
WPP PLC	471,608	8,763,349

		881,268,398

TOTAL COMMON STOCKS
(Cost: $3,196,232,202)		3,167,134,660

PREFERRED STOCKS — 0.85%

GERMANY — 0.76%
Bayerische Motoren Werke AG, Preference Shares	19,176	1,708,854
Henkel AG & Co. KGaA, Preference Shares	63,259	8,611,464
Porsche Automobil Holding SE, Preference Shares	54,525	3,487,255
Volkswagen AG, Preference Shares	65,124	10,624,558

		24,432,131
ITALY — 0.09%
Intesa Sanpaolo SpA, Preference Shares	329,280	1,089,969
Telecom Italia SpA/Milano, Preference Shares	2,132,764	1,603,580

		2,693,549

TOTAL PREFERRED STOCKS
(Cost: $31,398,180)		27,125,680

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	11,612,817	11,616,300

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[e,f]	58,092	$58,092

		11,674,392

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,673,300)		11,674,392

TOTAL INVESTMENTS IN SECURITIES — 99.78%
(Cost: $3,239,303,682)[h]		3,205,934,732
Other Assets, Less Liabilities — 0.22%		7,229,102

NET ASSETS — 100.00%		$3,213,163,834

ADR – American Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $3,298,950,836. Net unrealized depreciation was $92,740,345, of which $314,579,391 represented gross unrealized appreciation on investments and $407,319,736 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	19,652,287	—	(8,039,470)[b]	11,612,817	$11,616,300	$1,202	$(2,315)	$	— [c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	918,036	—	(859,944)[b]	58,092	58,092	—	—		15,068

					$11,674,392	$1,202	$(2,315)		$15,068

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as accomponent of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
Euro STOXX 50	268	Dec 2017	$11,330	$186,993
FTSE 100 Index	74	Dec 2017	7,277	88,766

Total				$275,759

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,167,134,657	$—	$3	$3,167,134,660
Preferred stocks	27,125,680	—	—	27,125,680
Money market funds	11,674,392	—	—	11,674,392

Total	$3,205,934,729	$—	$3	$3,205,934,732

Derivative financial instruments[a]:
Assets:
Futures contracts	$275,759	$—	$—	$275,759

Total	$275,759	$—	$—	$275,759

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.38%

AUSTRALIA — 11.86%
Abacus Property Group	48,714	$144,486
Arena REIT	40,284	72,700
Astro Japan Property Group	9,504	53,916
Aveo Group	69,336	130,027
BGP Holdings PLC[a,b]	1,986,852	23
BWP Trust	78,017	180,587
Cedar Woods Properties Ltd.	9,324	41,409
Charter Hall Group	75,930	319,936
Charter Hall Long Wale REIT[c]	28,134	93,158
Charter Hall Retail REIT	54,598	169,219
Cromwell Property Group	207,306	155,343
Dexus	164,539	1,226,502
Folkestone Education Trust	36,072	77,553
Gateway Lifestyle	48,892	75,192
GDI Property Group	82,650	73,282
Goodman Group	259,000	1,674,568
GPT Group (The)	292,088	1,136,766
Growthpoint Properties Australia Ltd.	41,027	102,048
Hotel Property Investments	24,336	60,341
Industria REIT[c]	20,340	40,059
Ingenia Communities Group	32,162	66,623
Investa Office Fund	81,343	287,216
LendLease Group	95,102	1,337,222
Mirvac Group	602,328	1,082,292
New South Resources Ltd.[b]	80,640	94,595
Propertylink Group	83,916	61,236
Rural Funds Group	33,508	56,791
Scentre Group	870,073	2,683,021
Servcorp Ltd.	7,308	31,997
Shopping Centres Australasia Property Group	117,150	210,501
Stockland	393,162	1,326,526
Vicinity Centres	534,023	1,114,596
Villa World Ltd.	18,360	35,583
Viva Energy REIT	69,709	115,411
Westfield Corp.	312,251	1,920,860

		16,251,585
AUSTRIA — 1.04%
BUWOG AG	18,189	545,317
CA Immobilien Anlagen AG	12,037	345,792
IMMOFINANZ AGc	149,713	386,547
S IMMO AG	8,586	152,002

		1,429,658

Security	Shares	Value
BELGIUM — 1.01%
Aedifica SA	2,988	$281,957
Befimmo SA	3,730	235,340
Cofinimmo SA	3,298	423,615
Intervest Offices & Warehouses NV	2,268	59,523
Retail Estates NV	1,008	87,718
Warehouses De Pauw CVA	2,595	292,976

		1,381,129
BRITISH VIRGIN ISLANDS — 0.07%
MAS Real Estate Inc.	45,108	96,246

		96,246
CANADA — 3.00%
Agellan Commercial Real Estate Investment Trust	2,736	26,580
Allied Properties REIT	7,175	228,563
Artis REIT	11,729	123,981
Boardwalk REIT	3,779	114,852
Canadian Apartment Properties REIT	10,909	294,215
Canadian REIT	6,070	223,891
Choice Properties REIT	8,100	86,074
Cominar REIT	15,068	163,493
Crombie REIT	7,452	81,214
CT REIT	4,847	53,832
Dream Global REIT	12,159	107,041
Dream Industrial REIT	5,256	38,244
Dream Office REIT	6,811	114,529
Dream Unlimited Corp. Class Ab	10,764	62,140
First Capital Realty Inc.	26,126	411,114
Granite REIT	3,802	152,214
H&R REIT	23,093	397,732
InterRent REIT	6,264	40,319
Killam Apartment REIT	5,904	62,267
Morguard North American REIT	2,844	35,475
Morguard REIT	4,499	51,190
Northview Apartment Real Estate Investment Trust	3,852	69,115
NorthWest Healthcare Properties REIT	6,048	54,791
Pure Industrial Real Estate Trust	26,875	136,669
RioCan REIT	25,814	493,926
Slate Office REIT	4,644	29,855
Slate Retail REIT[b]	3,312	35,513
Smart REIT	10,312	242,742
Summit Industrial Income REIT	1,152	6,853

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2017

Security	Shares	Value
Tricon Capital Group Inc.	21,177	$171,529

		4,109,953
CHINA — 0.30%
China Merchants Land Ltd.	216,000	43,141
Gemdale Properties & Investment Corp. Ltd.	792,000	89,231
K Wah International Holdings Ltd.	207,000	124,560
Nam Tai Property Inc.	4,032	43,747
Road King Infrastructure Ltd.	36,000	57,982
Spring REIT	106,000	47,228

		405,889
DENMARK — 0.01%
TK Development A/Sb	11,196	16,897

		16,897
FINLAND — 0.18%
Citycon OYJ	60,491	159,187
Technopolis OYJ	19,728	91,657

		250,844
FRANCE — 6.45%
Altarea SCA	571	133,016
Fonciere des Regions	8,639	897,622
Gecina SA	7,503	1,216,970
ICADE	7,381	658,537
Klepierre SA	34,090	1,338,402
Mercialys SA	9,148	182,769
Nexity SA	7,573	462,860
Unibail-Rodamco SE	16,246	3,951,637

		8,841,813
GERMANY — 6.72%
ADLER Real Estate AGb,c	4,355	68,912
ADO Properties SAd	4,446	219,782
alstria office REIT AGc	19,543	279,208
Deutsche Euroshop AG	7,930	297,464
Deutsche Wohnen SE Bearer	57,905	2,458,913
DIC Asset AG	7,517	83,081
Grand City Properties SA	17,378	366,715
Hamborner REIT AG	13,085	141,542
LEG Immobilien AG	10,228	1,034,914
PATRIZIA Immobilien AGb	7,206	150,189
TAG Immobilien AG	24,007	403,579
TLG Immobilien AG	10,633	245,247
Vonovia SE	79,256	3,373,070
WCM Beteiligungs & Grundbesitz-AG	19,188	75,992

		9,198,608

Security	Shares	Value
HONG KONG — 16.66%
Asia Standard International Group Ltd.	74,000	$20,370
Champion REIT	360,000	248,428
Chinese Estates Holdings Ltd.[c]	75,000	129,630
CK Asset Holdings Ltd.	430,500	3,563,295
CSI Properties Ltd.	728,000	35,418
Emperor International Holdings Ltd.	145,000	51,423
Far East Consortium International Ltd./HK	144,000	75,957
Great Eagle Holdings Ltd.	38,000	199,956
Greenland Hong Kong Holdings Ltd.	144,000	54,571
Hang Lung Group Ltd.	143,000	513,546
Hang Lung Properties Ltd.	324,000	769,068
Henderson Land Development Co. Ltd.	220,640	1,461,856
HKR International Ltd.	115,200	73,303
Hongkong Land Holdings Ltd.	190,800	1,373,760
Hysan Development Co. Ltd.	71,000	334,061
I-CABLE Communications Ltd.[b]	87,501	2,857
International Entertainment Corp.[b]	64,000	16,470
Kerry Properties Ltd.	108,000	447,309
Kowloon Development Co. Ltd.	72,000	81,027
Lai Sun Development Co. Ltd.	43,360	78,052
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	123,500	52,495
Link REIT	360,000	2,917,536
Liu Chong Hing Investment Ltd.	30,000	50,239
Man Sang International Ltd.[b]	68,000	4,092
Master Glory Group Ltd.[b]	1,140,000	14,887
New World Development Co. Ltd.	900,000	1,292,842
Prosperity REIT	216,000	91,259
Sino Land Co. Ltd.	482,000	846,664
Soundwill Holdings Ltd.	18,000	39,914
Sun Hung Kai Properties Ltd.	270,000	4,386,675
Sunlight REIT	180,000	116,609
Swire Properties Ltd.	172,800	586,273
Wang On Properties Ltd.[b,c]	620,000	80,172
Wharf Holdings Ltd. (The)	194,000	1,728,706
Wheelock & Co. Ltd.	131,000	921,614
Yuexiu REIT	180,000	113,383
Zhuguang Holdings Group Co. Ltd.[b,c]	310,000	47,627

		22,821,344

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2017

Security	Shares	Value
IRELAND — 0.38%
Green REIT PLC	115,452	$205,686
Hibernia REIT PLC	117,731	212,252
Irish Residential Properties REIT PLC	58,089	101,292

		519,230
ISRAEL — 1.17%
ADO Group Ltd.[b]	2,181	45,040
Africa Israel Properties Ltd.[b]	2,232	49,302
Airport City Ltd.[b]	10,403	134,369
Alony Hetz Properties & Investments Ltd.	16,668	176,938
Alrov Properties and Lodgings Ltd.	1,297	42,285
Amot Investments Ltd.	19,242	106,979
Azrieli Group Ltd.	5,904	327,907
Big Shopping Centers Ltd.	648	46,097
Blue Square Real Estate Ltd.	792	33,092
Gazit-Globe Ltd.	15,474	148,975
Jerusalem Economy Ltd.[b]	25,488	63,016
Melisron Ltd.	2,785	134,752
Norstar Holdings Inc.	2,808	50,952
Property & Building Corp. Ltd.	324	30,028
REIT 1 Ltd.	27,589	107,229
Sella Capital Real Estate Ltd.	29,088	57,960
Summit Real Estate Holdings Ltd.	6,876	49,109

		1,604,030
ITALY — 0.15%
Beni Stabili SpA SIIQ	163,944	142,260
Immobiliare Grande Distribuzione SIIQ SpA	55,188	57,577

		199,837
JAPAN — 26.09%
Activia Properties Inc.	109	452,210
Advance Residence Investment Corp.	216	531,149
Aeon Mall Co. Ltd.	17,880	318,160
AEON REIT Investment Corp.	216	218,562
Ardepro Co. Ltd.[c]	27,300	27,163
Arealink Co. Ltd.	1,200	26,662
Comforia Residential REIT Inc.	84	177,529
Daibiru Corp.	10,800	119,259
Daikyo Inc.	4,400	86,386
Daito Trust Construction Co. Ltd.	12,500	2,276,462
Daiwa House Industry Co. Ltd.	108,500	3,744,703

Security	Shares	Value
Daiwa House REIT Investment Corp.	242	$579,175
Daiwa Office Investment Corp.	47	235,073
Frontier Real Estate Investment Corp.	79	320,379
Fukuoka REIT Corp.	144	204,938
Global One Real Estate Investment Corp.	36	117,212
GLP J-REIT	481	501,233
Goldcrest Co. Ltd.	3,600	85,327
Hankyu REIT Inc.	108	128,470
Health Care & Medical Investment Corp.	36	30,830
Heiwa Real Estate Co. Ltd.	4,600	78,339
Heiwa Real Estate REIT Inc.	180	145,516
Hoshino Resorts REIT Inc.	28	139,297
Hulic Co. Ltd.	79,200	776,064
Hulic Reit Inc.	144	212,357
Ichigo Hotel REIT Investment Corp.	36	34,572
Ichigo Inc.	35,300	120,735
Ichigo Office REIT Investment	252	170,142
Industrial & Infrastructure Fund Investment Corp.	66	279,678
Invesco Office J-Reit Inc.	144	137,137
Invincible Investment Corp.	531	219,117
Japan Excellent Inc.	216	256,556
Japan Hotel REIT Investment Corp.	646	408,036
Japan Logistics Fund Inc.	144	268,005
Japan Prime Realty Investment Corp.	144	481,002
Japan Property Management Center Co. Ltd.	3,600	49,156
Japan Real Estate Investment Corp.	211	1,014,090
Japan Rental Housing Investments Inc.	288	203,147
Japan Retail Fund Investment Corp.	436	782,023
Keihanshin Building Co. Ltd.	7,200	48,548
Kenedix Office Investment Corp.	67	368,436
Kenedix Residential Investment Corp.	72	185,045
Kenedix Retail REIT Corp.	76	157,854
LaSalle Logiport REIT	180	175,259
Leopalace21 Corp.	43,200	300,882
MCUBS MidCity Investment Corp.	42	127,979
Mirai Corp.	36	55,744

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2017

Security	Shares	Value
Mitsubishi Estate Co. Ltd.	228,300	$3,968,098
Mitsui Fudosan Co. Ltd.	162,656	3,525,791
Mitsui Fudosan Logistics Park Inc.	36	104,739
Mori Hills REIT Investment Corp.	252	302,001
Mori Trust Hotel Reit Inc.	72	93,194
Mori Trust Sogo REIT Inc.	180	269,284
Mugen Estate Co. Ltd.	1,400	13,843
Nippon Accommodations Fund Inc.	75	291,165
Nippon Building Fund Inc.	228	1,136,303
Nippon Commercial Development Co. Ltd.[c]	1,200	18,325
Nippon Prologis REIT Inc.	327	688,773
NIPPON REIT Investment Corp.	72	206,920
Nisshin Fudosan Co.	3,300	22,398
Nomura Real Estate Holdings Inc.	21,600	460,150
Nomura Real Estate Master Fund Inc.	685	890,290
NTT Urban Development Corp.	18,000	179,097
One REIT Inc.	31	59,844
Orix JREIT Inc.	432	619,802
Premier Investment Corp.	203	192,603
Sakura Sogo REIT Investment Corp.	26	20,719
SAMTY Co. Ltd.	3,600	57,375
Samty Residential Investment Corp.	72	54,880
Sekisui House Reit Inc.	144	166,304
Sekisui House Residential Investment Corp.	180	176,218
Shinoken Group Co. Ltd.[c]	3,600	80,465
Star Asia Investment Corp.	72	65,306
Star Mica Co. Ltd.	1,600	23,823
Starts Proceed Investment Corp.	36	49,315
Sumitomo Realty & Development Co. Ltd.	78,000	2,359,437
Sun Frontier Fudousan Co. Ltd.	3,600	38,858
Takara Leben Co. Ltd.	14,400	70,359
TOC Co. Ltd.	10,800	94,985
Tokyo Tatemono Co. Ltd.	36,000	460,214
Tokyo Theatres Co. Inc.	500	6,547
Tokyu Fudosan Holdings Corp.	82,300	496,439
TOKYU REIT Inc.	180	219,233
Tosei Corp.	3,600	31,598
Tosei Reit Investment Corp.	36	35,052
United Urban Investment Corp.	504	737,878
Unizo Holdings Co. Ltd.	3,600	83,440

		35,746,663

Security	Shares	Value
NETHERLANDS — 0.70%
Brack Capital Properties NVb	720	$78,449
Eurocommercial Properties NV	7,861	336,230
NSI NV	2,925	115,253
VastNed Retail NV	2,797	124,659
Wereldhave NV	6,535	308,293

		962,884
NEW ZEALAND — 0.60%
Argosy Property Ltd.	132,924	99,934
Goodman Property Trust	159,080	147,199
Investore Property Ltd.[c]	38,376	37,174
Kiwi Property Group Ltd.	229,190	223,670
Precinct Properties New Zealand Ltd.	164,797	151,893
Stride Property Group	65,661	77,845
Vital Healthcare Property Trust	55,476	89,231

		826,946
NORWAY — 0.22%
Entra ASA[d]	19,507	267,109
Selvaag Bolig ASA	7,416	31,675

		298,784
SINGAPORE — 7.60%
AIMS AMP Capital Industrial REIT	96,785	100,495
Ascendas Hospitality Trust	144,000	88,545
Ascendas REIT	391,236	766,367
Ascott Residence Trust	195,143	168,852
Cache Logistics Trust	160,480	98,679
CapitaLand Commercial Trust	352,800	429,975
CapitaLand Ltd.	420,100	1,107,521
CapitaLand Mall Trust	438,100	645,237
CapitaLand Retail China Trust	97,260	114,954
CDL Hospitality Trusts	125,500	149,718
City Developments Ltd.	100,600	839,352
Croesus Retail Trust	119,571	102,581
ESR-REIT	184,040	75,218
Far East Hospitality Trust	135,700	66,953
First REIT	90,000	88,479
Fortune REIT	216,000	253,591
Frasers Centrepoint Ltd.	57,100	87,882
Frasers Centrepoint Trust	93,100	144,660
Frasers Commercial Trust	107,500	109,246
Frasers Logistics & Industrial Trust	172,800	136,158
Global Logistic Properties Ltd.	480,700	1,168,165
GSH Corp. Ltd.	119,600	48,441

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2017

Security	Shares	Value
GuocoLand Ltd.	43,200	$72,215
Keppel DC REIT	130,224	127,064
Keppel REIT[c]	286,900	249,304
Lippo Malls Indonesia Retail Trust	327,600	103,736
Manulife US Real Estate Investment Trust[c]	111,600	102,114
Mapletree Commercial Trust	293,121	328,100
Mapletree Greater China Commercial Trust[c]	298,000	253,463
Mapletree Industrial Trust	193,640	267,370
Mapletree Logistics Trust	251,240	229,418
OUE Hospitality Trust	194,400	113,094
Parkway Life REIT	64,300	127,847
Sabana Shari’ah Compliant Industrial REIT	139,020	47,604
Soilbuild Business Space REIT	122,080	62,930
SPH REIT	143,200	105,453
Starhill Global REIT	226,000	126,485
Suntec REIT	383,800	527,108
UOL Group Ltd.	89,500	535,174
Wheelock Properties Singapore Ltd.	43,600	60,362
Wing Tai Holdings Ltd.	64,850	103,153
Yoma Strategic Holdings Ltd.	183,633	79,108

		10,412,171
SOUTH AFRICA — 0.88%
NEPI Rockcastle PLC	88,381	1,203,723

		1,203,723
SPAIN — 1.48%
Axiare Patrimonio SOCIMI SA	10,620	217,075
Hispania Activos Inmobiliarios SOCIMI SA	17,424	314,129
Inmobiliaria Colonial SOCIMI SA	52,297	518,963
Lar Espana Real Estate SOCIMI SA	15,177	147,485
Merlin Properties SOCIMI SA	54,779	758,984
Quabit Inmobiliaria SAb,c	8,939	17,099
Realia Business SAb	39,017	50,738

		2,024,473
SWEDEN — 2.52%
Castellum AB	44,464	696,184
D. Carnegie & Co. ABb	6,284	88,151
Dios Fastigheter AB	14,145	90,114
Fabege AB	22,976	470,084
Fastighets AB Balder Class Bb,c	15,963	414,214
Hemfosa Fastigheter AB	25,381	321,835
Hufvudstaden AB Class A	19,376	329,962

Security	Shares	Value
Klovern AB Class B	87,800	$116,710
Kungsleden AB	30,578	209,976
Magnolia Bostad ABc	2,880	28,933
Victoria Park AB Class B	17,316	65,765
Wallenstam AB Class B	35,180	349,544
Wihlborgs Fastigheter AB	11,012	268,745

		3,450,217
SWITZERLAND — 1.78%
Allreal Holding AG Registered	2,329	408,466
Intershop Holdings AG	252	125,010
Mobimo Holding AG Registered	964	260,527
PSP Swiss Property AG Registered	6,535	602,441
Swiss Prime Site AG Registered	11,562	1,040,174

		2,436,618
UNITED KINGDOM — 8.51%
Assura PLC	294,300	247,569
Big Yellow Group PLC	24,308	246,879
British Land Co. PLC (The)	168,935	1,364,443
Capital & Counties Properties PLC	121,950	433,087
Capital & Regional PLC	75,132	57,204
Civitas Social Housing PLC	34,632	51,807
Derwent London PLC	18,095	678,304
Empiric Student Property PLC	88,424	120,117
F&C Commercial Property Trust Ltd.	132,763	265,579
Grainger PLC	69,804	251,176
Great Portland Estates PLC	53,686	440,090
Hammerson PLC	128,830	928,176
Hansteen Holdings PLC	125,255	231,907
Helical PLC	18,036	72,715
Intu Properties PLC	146,378	452,674
Land Securities Group PLC	122,271	1,595,336
LondonMetric Property PLC	115,575	257,712
LXI REIT PLC[b]	22,617	31,861
NewRiver REIT PLC	47,628	216,430
Picton Property Income Ltd. (The)	94,896	108,538
Primary Health Properties PLC	102,405	167,961
Redefine International PLC/Isle of Man	206,149	105,100
Regional REIT Ltd.[d]	44,939	63,307
Safestore Holdings PLC	34,117	199,891
Schroder REIT Ltd.	91,260	75,300
Segro PLC	162,085	1,165,593
Shaftesbury PLC	38,188	520,547
ST Modwen Properties PLC	30,708	154,003
Tritax Big Box REIT PLC	222,820	425,700

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2017

Security	Shares	Value
UK Commercial Property Trust Ltd.	110,556	$136,461
UNITE Group PLC (The)	38,686	356,834
Workspace Group PLC	19,281	229,582

		11,651,883

TOTAL COMMON STOCKS
(Cost: $124,859,578)		136,141,425

RIGHTS — 0.02%

SINGAPORE — 0.02%
CapitaLand Commercial Trust (Expires 10/19/17)[b]	58,565	12,593
Manulife US Real Estate Investment Trust (Expires 10/16/17)[b]	45,756	10,066
Mapletree Logistics Trust (Expires 10/04/17)[b]	25,124	1,758

		24,417

TOTAL RIGHTS
(Cost: $0)		24,417

SHORT-TERM INVESTMENTS — 1.59%
MONEY MARKET FUNDS — 1.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	2,110,435	2,111,068
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[e,f]	73,900	73,900

		2,184,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,184,475)		2,184,968

TOTAL INVESTMENTS IN SECURITIES — 100.99%
(Cost: $127,044,053)[h]		138,350,810
Other Assets, Less Liabilities — (0.99)%		(1,356,990)

NET ASSETS — 100.00%		$136,993,820

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $134,334,224. Net unrealized appreciation was $4,016,586, of which $18,928,626 represented gross unrealized appreciation on investments and $14,912,040 represented gross unrealized depreciation on investments.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	2,502,357	—		(391,922)[b]	2,110,435	$2,111,068	$87	$(333)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	39,506	34,394	[b]	—	73,900	73,900	—	—	260

						$2,184,968	$87	$(333)	$260

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as accomponent of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$136,087,486	$53,916	$23	$136,141,425
Rights	—	24,417	—	24,417
Money market funds	2,184,968	—	—	2,184,968

Total	$138,272,454	$78,333	$23	$138,350,810

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.10%

AUSTRALIA — 1.77%
Amcor Ltd./Australia	12,464	$148,752
Ansell Ltd.	1,696	29,649
Aristocrat Leisure Ltd.	3,136	51,674
Challenger Ltd./Australia	7,664	74,869
Computershare Ltd.	5,010	56,883
Corporate Travel Management Ltd.	881	15,111
CSL Ltd.	1,904	200,133
Domino’s Pizza Enterprises Ltd.	608	21,859
Nufarm Ltd./Australia	2,448	15,924
REA Group Ltd.	400	21,029
Retail Food Group Ltd.[a]	2,528	8,490
Seek Ltd.	4,544	59,222
Sonic Healthcare Ltd.	4,784	78,491
TPG Telecom Ltd.	2,672	10,210

		792,296
BELGIUM — 0.01%
Lotus Bakeries	1	2,648

		2,648
BRAZIL — 0.81%
Ambev SA	43,500	289,345
Ultrapar Participacoes SA	3,200	76,187

		365,532
CANADA — 17.03%
Agrium Inc.	1,632	174,494
Alimentation Couche-Tard Inc. Class B	917	41,720
Atco Ltd./Canada Class I	784	28,711
Bank of Montreal	8,160	616,119
Bank of Nova Scotia (The)	14,288	916,242
BCE Inc.	4,641	216,937
Boyd Group Income Fund	82	6,011
Brookfield Asset Management Inc. Class A	4,004	164,943
Canadian Imperial Bank of Commerce	6,144	536,313
Canadian National Railway Co.	3,376	279,064
Canadian Tire Corp. Ltd. Class A	374	46,454
Canadian Utilities Ltd. Class A	1,377	42,665
Canadian Western Bank	1,168	31,482
CCL Industries Inc. Class B	480	23,174
CI Financial Corp.	4,049	88,352
Cogeco Communications Inc.	86	6,328
Constellation Software Inc./Canada	64	34,836
Dollarama Inc.	352	38,427

Security	Shares	Value
Dorel Industries Inc. Class B	147	$3,510
Emera Inc.	2,784	105,203
Empire Co. Ltd. Class A	576	10,169
Equitable Group Inc.[a]	179	8,015
Finning International Inc.	1,440	32,849
Fortis Inc./Canada	4,672	167,283
Genworth MI Canada Inc.	756	22,384
Gildan Activewear Inc.	757	23,600
Home Capital Group Inc.[a]	880	9,773
Imperial Oil Ltd.	992	31,616
Intact Financial Corp.	1,184	97,577
Laurentian Bank of Canada	784	37,807
Magna International Inc. Class A	2,640	140,565
Methanex Corp.	704	35,294
Metro Inc.	1,601	54,930
National Bank of Canada	4,384	210,498
Rogers Communications Inc. Class B	3,312	170,387
Royal Bank of Canada	16,512	1,274,592
ShawCor Ltd.	848	18,721
SNC-Lavalin Group Inc.	976	44,006
Stantec Inc.	225	6,230
Stella-Jones Inc.[a]	416	15,973
Suncor Energy Inc.	15,776	551,621
TELUS Corp.	1,616	57,991
Thomson Reuters Corp.	2,612	119,567
Toronto-Dominion Bank (The)	19,472	1,093,758
Transcontinental Inc. Class A	240	4,949

		7,641,140
CHILE — 0.11%
Banco de Chile	327,618	50,045

		50,045
CHINA — 1.37%
Beijing Capital International Airport Co. Ltd. Class H	2,000	2,981
China Everbright International Ltd.	16,000	20,075
China Gas Holdings Ltd.	6,000	17,975
China Overseas Land & Investment Ltd.	36,000	117,070
China Pacific Insurance Group Co. Ltd. Class H	22,400	96,503
China Resources Gas Group Ltd.	4,000	13,930
China State Construction International Holdings Ltd.	32,000	46,623
Guangdong Investment Ltd.	32,000	45,640
Longfor Properties Co. Ltd.	16,000	40,355

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2017

Security	Shares	Value
Minth Group Ltd.	2,000	$10,473
Sinopharm Group Co. Ltd. Class H	6,400	28,187
Tencent Holdings Ltd.	4,000	172,174
Tongda Group Holdings Ltd.	10,000	2,676

		614,662
DENMARK — 1.90%
Coloplast A/S Class B	944	76,632
DSV A/S	208	15,739
GN Store Nord A/S	864	29,620
Novo Nordisk A/S Class B	14,192	678,622
Novozymes A/S Class B	1,027	52,714

		853,327
FINLAND — 0.84%
Amer Sports OYJ	816	21,647
Huhtamaki OYJ	916	36,981
Kone OYJ Class B	4,304	227,951
Raisio OYJ Series V	1,952	8,469
Tieto OYJ	1,157	35,275
Wartsila OYJ Abp	624	44,188

		374,511
FRANCE — 8.47%
Accor SA	1,824	90,641
Air Liquide SA	3,056	407,705
Airbus SE	3,648	346,781
Arkema SA	496	60,836
Christian Dior SE	55	17,617
Cie. Plastic Omnium SA	64	2,738
Dassault Systemes SE	144	14,571
Essilor International SA	928	114,919
Eurofins Scientific SE	34	21,488
Hermes International	48	24,205
Imerys SA	176	15,907
Ingenico Group SA	245	23,229
IPSOS	464	16,064
L’Oreal SA	1,425	303,066
Legrand SA	1,408	101,670
LVMH Moet Hennessy Louis Vuitton SE	1,568	432,744
Orpea	144	17,058
Rubis SCA	640	40,804
Safran SA	2,096	214,189
Sanofi	12,864	1,277,608
SEB SA	80	14,678
Sodexo SA	640	79,822
Stef SA	51	5,696
Teleperformance	192	28,668

Security	Shares	Value
Valeo SA	1,376	$102,125
Wendel SA	160	25,923

		3,800,752
GERMANY — 9.07%
AURELIUS Equity Opportunities SE & Co KGaA	768	50,517
BASF SE	10,464	1,113,843
Bayer AG Registered	6,404	872,914
Bayerische Motoren Werke AG	4,848	491,918
BayWa AG	114	4,540
Bertrandt AG	96	9,667
Brenntag AG	1,136	63,274
Continental AG	752	190,916
Duerr AG	288	38,525
Fresenius Medical Care AG & Co. KGaA	736	72,018
Fresenius SE & Co. KGaA	1,088	87,785
Gerresheimer AG	144	11,149
GRENKE AG	208	19,389
HeidelbergCement AG	896	92,123
Henkel AG & Co. KGaA	656	79,840
Krones AG	48	6,671
Linde AG	1,344	280,357
Merck KGaA	592	65,871
Rational AG	1	688
SAP SE	4,416	483,897
Symrise AG	464	35,255

		4,071,157
HONG KONG — 3.34%
AIA Group Ltd.	55,400	408,547
Citic Telecom International Holdings Ltd.	80,000	23,045
CK Infrastructure Holdings Ltd.	8,000	68,829
CLP Holdings Ltd.	17,500	179,353
Hang Seng Bank Ltd.	6,700	163,325
Henderson Land Development Co. Ltd.	2,200	14,576
Hong Kong & China Gas Co. Ltd.	68,880	129,458
Hysan Development Co. Ltd.	16,000	75,281
I-CABLE Communications Ltd.[b]	332,475	10,855
Johnson Electric Holdings Ltd.	500	1,911
MTR Corp. Ltd.	16,000	93,410
New World Development Co. Ltd.	96,000	137,903
Techtronic Industries Co. Ltd.	8,000	42,711
Wharf Holdings Ltd. (The)	16,000	142,574
Wheelock & Co. Ltd.	1,000	7,035

		1,498,813

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2017

Security	Shares	Value
HUNGARY — 0.07%
OTP Bank PLC	864	$32,534

		32,534
INDIA — 1.75%
Axis Bank Ltd. GDR[c]	2,486	95,960
Infosys Ltd. ADR	23,541	343,463
Larsen & Toubro Ltd. GDR[c]	7,466	131,775
Reliance Industries Ltd. GDR[d]	9,030	215,365

		786,563
INDONESIA — 0.25%
Bank Rakyat Indonesia Persero Tbk PT	96,000	108,872
Indofood CBP Sukses Makmur Tbk PT	3,500	2,267

		111,139
IRELAND — 0.49%
C&C Group PLC	8,944	32,249
Glanbia PLC	179	3,375
Kerry Group PLC Class A	405	38,921
Kingspan Group PLC	421	17,907
Paddy Power Betfair PLC	646	64,472
Smurfit Kappa Group PLC	2,064	64,662

		221,586
ITALY — 0.15%
ACEA SpA	976	15,138
DiaSorin SpA	144	12,845
Luxottica Group SpA	736	41,147

		69,130
JAPAN — 11.94%
ABC-Mart Inc.	200	10,554
Aeon Delight Co. Ltd.	100	3,753
AEON Financial Service Co. Ltd.	700	14,620
Aica Kogyo Co. Ltd.	100	3,358
Alfresa Holdings Corp.	2,100	38,412
Asahi Group Holdings Ltd.	1,600	64,759
Bandai Namco Holdings Inc.	1,600	54,866
Bridgestone Corp.	6,500	294,843
Calbee Inc.	300	10,541
Central Japan Railway Co.	300	52,583
Daito Trust Construction Co. Ltd.	700	127,482
Denso Corp.	4,800	242,761
East Japan Railway Co.	1,600	147,612
Financial Products Group Co. Ltd.	1,800	19,972
Fuji Electric Co. Ltd.	1,000	5,543
Fujitec Co. Ltd.	200	2,798
Hakuhodo DY Holdings Inc.	500	6,565

Security	Shares	Value
Hiroshima Bank Ltd. (The)	500	$4,047
HIS Co. Ltd.[a]	400	12,615
Hitachi Capital Corp.	1,600	38,008
Horiba Ltd.	100	5,650
Isuzu Motors Ltd.	4,800	63,579
Itochu Techno-Solutions Corp.	200	7,462
J Front Retailing Co. Ltd.	1,600	22,103
Japan Tobacco Inc.	12,800	419,370
JSR Corp.	3,200	60,779
Kakaku.com Inc.	2,000	25,479
Kaken Pharmaceutical Co. Ltd.	100	5,082
Kansai Paint Co. Ltd.	400	10,064
Kao Corp.	3,200	188,193
KDDI Corp.	16,600	437,545
Kewpie Corp.	300	7,233
Kobayashi Pharmaceutical Co. Ltd.	100	5,659
Koei Tecmo Holdings Co. Ltd.	1,600	33,588
Kurita Water Industries Ltd.	200	5,774
Lawson Inc.	300	19,855
Miraca Holdings Inc.	100	4,646
MISUMI Group Inc.	200	5,265
Mitsubishi Chemical Holdings Corp.	11,200	106,662
Mitsubishi Heavy Industries Ltd.	3,300	130,429
MonotaRO Co. Ltd.[a]	200	5,348
Nagoya Railroad Co. Ltd.	200	4,305
Nihon Kohden Corp.	100	2,161
Nikkon Holdings Co. Ltd.	100	2,471
Nippon Paint Holdings Co. Ltd.	300	10,194
Nippon Telegraph & Telephone Corp.	4,800	219,905
Nissan Motor Co. Ltd.	33,600	332,672
NTT DOCOMO Inc.	11,700	267,178
Obic Co. Ltd.	100	6,290
Otsuka Holdings Co. Ltd.	3,200	127,102
PALTAC Corp.	200	7,791
Persol Holdings Co. Ltd.	300	6,991
Relo Group Inc.	1,800	41,096
Sanwa Holdings Corp.	2,100	24,085
Sawai Pharmaceutical Co. Ltd.	100	5,677
SCSK Corp.	100	4,242
Sekisui Chemical Co. Ltd.	3,200	62,940
Sekisui House Ltd.	7,100	119,621
Senko Group Holdings Co. Ltd.	4,800	34,199
Seven & i Holdings Co. Ltd.	5,200	200,720
Seven Bank Ltd.	10,200	36,789
Shizuoka Bank Ltd. (The)	2,000	17,981

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2017

Security	Shares	Value
Sohgo Security Services Co. Ltd.	200	$9,168
Sony Financial Holdings Inc.	1,600	26,239
Stanley Electric Co. Ltd.	100	3,425
Sugi Holdings Co. Ltd.	100	5,312
Sumitomo Electric Industries Ltd.	5,300	86,540
Sumitomo Mitsui Trust Holdings Inc.	4,800	173,169
Sumitomo Rubber Industries Ltd.	1,700	31,141
Suzuki Motor Corp.	1,600	83,891
Sysmex Corp.	300	19,136
T-Gaia Corp.	300	5,829
Tadano Ltd.	1,900	22,196
Terumo Corp.	1,600	62,897
Tokai Rika Co. Ltd.	1,600	31,640
Tokio Marine Holdings Inc.	6,400	250,280
Tokyo Century Corp.	200	8,990
Tokyo Ohka Kogyo Co. Ltd.	100	3,554
Tokyo Seimitsu Co. Ltd.	100	3,540
TOTO Ltd.	300	12,633
TS Tech Co. Ltd.	100	3,358
Unicharm Corp.	1,600	36,615
USS Co. Ltd.	2,100	42,349
Valor Holdings Co. Ltd.	1,600	34,170
West Japan Railway Co.	1,600	111,182
Yakult Honsha Co. Ltd.	300	21,614
Yokogawa Electric Corp.	500	8,511

		5,357,246
MALAYSIA — 0.24%
Public Bank Bhd	22,400	108,432

		108,432
MEXICO — 0.98%
Alfa SAB de CV	22,400	28,359
America Movil SAB de CV Series L	137,600	122,451
Grupo Financiero Banorte SAB de CV Series O	40,500	280,077
Grupo Financiero Inbursa SAB de CV Series O	4,800	8,805

		439,692
NETHERLANDS — 3.47%
Aalberts Industries NV	116	5,610
ASML Holding NV	1,252	213,210
Koninklijke Ahold Delhaize NV	14,416	269,614
RELX NV	9,283	197,648
Unilever NV CVA	14,688	868,902

		1,554,984

Security	Shares	Value
NEW ZEALAND — 0.02%
Ryman Healthcare Ltd.	1,504	$10,079

		10,079
NORWAY — 0.03%
Tomra Systems ASA	992	14,892

		14,892
PHILIPPINES — 0.18%
Ayala Land Inc.	46,500	39,818
International Container Terminal Services Inc.	8,320	17,033
Metro Pacific Investments Corp.	83,200	10,973
SM Investments Corp.	815	14,167

		81,991
RUSSIA — 0.17%
Novatek PJSC GDR[c]	645	75,659

		75,659
SINGAPORE — 0.14%
ComfortDelGro Corp. Ltd.	40,000	61,269

		61,269
SOUTH AFRICA — 1.79%
AVI Ltd.	4,019	29,140
Capitec Bank Holdings Ltd.	307	19,532
Discovery Ltd.	1,680	17,501
Distell Group Ltd.	928	8,745
FirstRand Ltd.	52,608	202,718
Foschini Group Ltd. (The)	2,115	21,264
Investec Ltd.	4,801	34,845
Life Healthcare Group Holdings Ltd.	21,506	37,748
Mr. Price Group Ltd.	3,377	45,028
Naspers Ltd. Class N	289	62,498
Nedbank Group Ltd.	3,044	45,685
Novus Holdings Ltd.	100	48
PSG Group Ltd.	416	7,213
Rand Merchant Investment Holdings Ltd.	3,665	11,256
Remgro Ltd.	3,155	47,980
RMB Holdings Ltd.	10,116	47,574
Sanlam Ltd.	21,952	110,000
Shoprite Holdings Ltd.	2,401	36,789
SPAR Group Ltd. (The)	1,536	19,006

		804,570
SOUTH KOREA — 0.07%
SK Holdings Co. Ltd.	128	32,186

		32,186

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2017

Security	Shares	Value
SPAIN — 0.83%
Amadeus IT Group SA	2,486	$161,613
Industria de Diseno Textil SA	5,568	209,882

		371,495
SWEDEN — 1.99%
AAK AB	112	8,459
AF AB Class B	192	4,474
Alfa Laval AB	2,256	54,974
Assa Abloy AB Class B	4,405	100,379
Atrium Ljungberg AB Class B	1,009	17,554
Castellum AB	2,272	35,573
Hexagon AB Class B	1,042	51,536
Hexpol AB	1,234	12,956
Hufvudstaden AB Class A	996	16,961
Intrum Justitia AB	485	17,113
JM AB	624	19,563
Loomis AB Class B	512	20,305
Modern Times Group MTG AB Class B	612	22,119
Svenska Cellulosa AB SCA Class B	15,360	129,845
Svenska Handelsbanken AB Class A	20,384	306,921
Trelleborg AB Class B	1,520	37,989
Wihlborgs Fastigheter AB	1,440	35,143

		891,864
SWITZERLAND — 12.79%
ABB Ltd. Registered	20,288	501,958
Cie. Financiere Richemont SA Class A Registered	3,377	308,872
Geberit AG Registered	208	98,476
Givaudan SA Registered	69	150,251
Nestle SA Registered	15,760	1,320,934
Novartis AG Registered	15,792	1,352,994
Partners Group Holding AG	160	108,640
Roche Holding AG	4,912	1,254,905
Roche Holding AG Bearer	480	122,282
Swiss Re AG	5,504	498,864
Vifor Pharma AG	192	22,621

		5,740,797
TAIWAN — 0.12%
Eclat Textile Co. Ltd.	1,020	12,395
Phison Electronics Corp.	1,000	11,872
Vanguard International Semiconductor Corp.	16,000	27,595

		51,862

Security	Shares	Value
THAILAND — 0.18%
Airports of Thailand PCL NVDR	30,400	$53,781
Thai Union Group PCL NVDR	11,400	6,837
Thanachart Capital PCL NVDR	14,400	21,049

		81,667
TURKEY — 0.06%
BIM Birlesik Magazalar AS	1,260	26,308

		26,308
UNITED ARAB EMIRATES — 0.30%
DP World Ltd.	672	15,093
First Abu Dhabi Bank PJSC	43,648	121,223

		136,316
UNITED KINGDOM — 16.37%
Ashtead Group PLC	2,391	57,710
Associated British Foods PLC	1,522	65,201
AVEVA Group PLC	352	11,500
BAE Systems PLC	36,592	310,026
Bellway PLC	1,616	71,482
Bodycote PLC	979	12,038
Bovis Homes Group PLC	2,033	29,840
British American Tobacco PLC	20,224	1,267,678
BT Group PLC	129,538	493,403
Bunzl PLC	1,584	48,178
Burberry Group PLC	3,136	74,051
Close Brothers Group PLC	2,064	40,845
Compass Group PLC	10,810	229,586
Cranswick PLC	544	21,545
Croda International PLC	675	34,350
Daily Mail & General Trust PLC Class A NVS	2,464	21,438
Dairy Crest Group PLC	2,933	24,181
Dechra Pharmaceuticals PLC	163	4,461
Diageo PLC	18,928	622,933
Domino’s Pizza Group PLC	3,520	14,650
DS Smith PLC	7,619	50,384
Essentra PLC	3,378	25,040
Experian PLC	5,760	115,841
Ferguson PLC	1,504	98,794
GKN PLC	11,969	55,561
Halma PLC	1,253	18,828
Hikma Pharmaceuticals PLC	768	12,478
Hill & Smith Holdings PLC	560	9,497
Howden Joinery Group PLC	4,464	25,813
Inchcape PLC	4,720	54,650
InterContinental Hotels Group PLC	1,143	60,543

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2017

Security	Shares	Value
Intertek Group PLC	722	$48,259
IWG PLC	5,809	24,121
James Fisher & Sons PLC	195	4,068
Jardine Lloyd Thompson Group PLC	1,888	31,004
John Wood Group PLC	4,496	41,048
Kingfisher PLC	19,920	79,776
Meggitt PLC	8,240	57,598
Micro Focus International PLC	4,165	133,385
Moneysupermarket.com Group PLC	4,112	17,544
National Grid PLC	51,281	636,135
Next PLC	1,712	120,817
Paragon Banking Group PLC	3,904	23,015
PayPoint PLC	752	9,630
Provident Financial PLC	6,752	75,234
Prudential PLC	19,760	473,619
PZ Cussons PLC	2,629	11,273
QinetiQ Group PLC	9,745	32,281
RELX PLC	7,808	171,486
Renishaw PLC	224	14,314
Rentokil Initial PLC	4,865	19,621
Rightmove PLC	195	10,583
Schroders PLC	1,139	51,269
Schroders PLC NVS	468	15,283
Senior PLC	5,312	19,663
Shire PLC	1,859	94,478
SIG PLC	5,872	14,015
Sky PLC	8,912	109,405
Smiths Group PLC	3,952	83,616
Spectris PLC	1,008	32,592
Spirax-Sarco Engineering PLC	400	29,650
St. James’s Place PLC	4,596	70,665
Standard Life Aberdeen PLC	35,222	204,853
Synthomer PLC	1,283	8,405
Ted Baker PLC	288	10,239
Telecom Plus PLC	1,040	15,153
Travis Perkins PLC	2,529	49,131
Ultra Electronics Holdings PLC	1,105	26,656
UNITE Group PLC (The)	2,992	27,598
Victrex PLC	704	22,395
WH Smith PLC	1,440	39,045
Whitbread PLC	1,363	68,868
William Hill PLC	14,551	49,274
WPP PLC	15,360	285,417

		7,345,006

TOTAL COMMON STOCKS
(Cost: $40,560,012)		44,472,150

Security	Shares	Value
PREFERRED STOCKS — 0.52%

COLOMBIA — 0.11%
Bancolombia SA, Preference Shares	4,368	$50,243

		50,243
GERMANY — 0.41%
Bayerische Motoren Werke AG, Preference Shares	480	42,775
Fuchs Petrolub SE, Preference Shares	496	29,371
Henkel AG & Co. KGaA, Preference Shares	720	98,014
Sartorius AG, Preference Shares	128	12,239

		182,399

TOTAL PREFERRED STOCKS
(Cost: $212,547)		232,642

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares 1.32%[e,f,g]	50,999	51,014

		51,014

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,014)		51,014

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $40,823,573)[h]		44,755,806
Other Assets, Less Liabilities — 0.27%		120,839

NET ASSETS — 100.00%		$44,876,645

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $40,834,636. Net unrealized appreciation was $3,921,170, of which $4,269,825 represented gross unrealized appreciation on investments and $348,655 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	10,958	40,041	[b]	—	50,999	$51,014	$—	$(2)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	5,864	—		(5,864)[b]	—	—	—	—	106

						$51,014	$—	$(2)	$106

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as accomponent of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$44,472,150	$—	$—	$44,472,150
Preferred stocks	232,642	—	—	232,642
Money market funds	51,014	—	—	51,014

Total	$44,755,806	$—	$—	$44,755,806

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 74.64%

BRAZIL — 33.19%
Ambev SA ADR	12,916,357	$85,118,793
B3 SA – Brasil Bolsa Balcao	6,044,900	45,769,361
Banco do Brasil SA	3,195,500	35,256,927
BRF SA ADR[a]	1,836,814	26,468,490
CCR SA	3,676,000	20,581,370
Cielo SA	3,269,416	22,718,418
CPFL Energia SA ADR	672,442	11,539,105
Embraer SA ADR	516,325	11,674,108
Kroton Educacional SA	4,395,100	27,858,861
Petroleo Brasileiro SA ADR[a]	4,370,309	43,877,902
Ultrapar Participacoes SA	1,273,200	30,313,040
Vale SA ADR	9,202,729	92,671,481

		453,847,856
CHILE — 11.35%
Banco de Chile	76,505,366	11,686,541
Banco Santander Chile ADR	456,494	13,562,437
Cencosud SA	3,866,115	11,835,527
Empresas CMPC SA	3,671,217	9,677,634
Empresas COPEC SA	1,488,421	19,516,240
Enel Americas SA ADR	1,653,102	16,894,703
Enel Generacion Chile SA ADR	320,913	8,459,267
LATAM Airlines Group SA ADR[b]	1,122,540	14,873,655
SACI Falabella	3,430,930	33,507,302
Sociedad Quimica y Minera de Chile SA ADR	272,137	15,147,145

		155,160,451
COLOMBIA — 1.57%
Bancolombia SA ADR	331,862	15,195,961
Ecopetrol SA ADR[b]	663,966	6,301,037

		21,496,998
MEXICO — 24.86%
Alfa SAB de CV	8,809,700	11,153,269
America Movil SAB de CV Series L	68,485,200	60,945,294
Cemex SAB de CV CPO[a]	42,763,715	38,974,048
Fibra Uno Administracion SA de CV	8,106,500	13,713,765
Fomento Economico Mexicano SAB de CV	6,344,200	60,803,424
Grupo Financiero Banorte SAB de CV Series O	8,143,800	56,318,317

Security	Shares	Value
Grupo Mexico SAB de CV Series B	10,514,400	$32,245,106
Grupo Televisa SAB[b]	6,422,300	31,741,478
Wal-Mart de Mexico SAB de CV	14,867,600	34,141,218

		340,035,919
PERU — 3.67%
Credicorp Ltd.	196,747	40,337,070
Southern Copper Corp.	249,657	9,926,362

		50,263,432

TOTAL COMMON STOCKS
(Cost: $1,034,964,351)		1,020,804,656

PREFERRED STOCKS — 25.23%

BRAZIL — 25.23%
Banco Bradesco SA ADR, Preference Shares	8,978,512	99,392,128
Cia. Energetica de Minas Gerais ADR, Preference Shares	2,460,651	6,102,415
Gerdau SA ADR, Preference Shares	2,622,289	8,994,451
Itau Unibanco Holding SA ADR, Preference Shares[b]	9,485,173	129,946,870
Itausa-Investimentos Itau SA, Preference Shares	11,740,696	40,940,163
Petroleo Brasileiro SA ADR, Preference Shares[a,b]	6,168,003	59,582,909

		344,958,936

TOTAL PREFERRED STOCKS
(Cost: $406,514,797)		344,958,936

SHORT-TERM INVESTMENTS — 1.66%

MONEY MARKET FUNDS — 1.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	21,446,206	21,452,640
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	1,245,986	1,245,986

		22,698,626

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,697,321)		22,698,626

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 101.53%
(Cost: $1,464,176,469)[f]	$1,388,462,218
Other Assets, Less Liabilities — (1.53)%	(20,890,916)

NET ASSETS — 100.00%	$1,367,571,302

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,535,703,419. Net unrealized depreciation was $147,241,201, of which $106,429,803 represented gross unrealized appreciation on investments and $253,671,004 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	24,183,986	—	(2,737,780)[b]	21,446,206	$21,452,640	$5,188	$(8,368)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,691,512	—	(445,526)[b]	1,245,986	1,245,986	—	—	4,617

					$22,698,626	$5,188	$(8,368)	$4,617

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as accomponent of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,020,804,656	$—	$—	$1,020,804,656
Preferred stocks	344,958,936	—	—	344,958,936
Money market funds	22,698,626	—	—	22,698,626

Total	$1,388,462,218	$—	$—	$1,388,462,218

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$340,303,730	$38,969,362	$3,227,630,382
Affiliated (Note 2)	3,060,120	454,945	11,673,300

Total cost of investments in securities	$343,363,850	$39,424,307	$3,239,303,682

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$466,669,633	$48,502,201	$3,194,260,340
Affiliated (Note 2)	3,060,229	455,016	11,674,392
Foreign currency, at value[b]	1,313,588	37,578	8,975,556
Foreign currency pledged to broker for futures contracts, at value[b]	—	—	1,150,173
Receivables:
Investment securities sold	—	4,501,089	—
Dividends and interest	783,043	249,883	2,486,823
Futures variation margin	—	—	134,744
Tax reclaims	—	—	7,301,922
Foreign withholding tax claims (Note 8)	—	—	1,124,925

Total Assets	471,826,493	53,745,767	3,227,108,875

LIABILITIES
Payables:
Investment securities purchased	—	4,388,754	766,054
Collateral for securities on loan (Note 1)	2,688,716	422,261	11,613,691
Professional fees (Note 8)	—	—	11,249
Investment advisory fees (Note 2)	193,839	30,526	1,554,047

Total Liabilities	2,882,555	4,841,541	13,945,041

NET ASSETS	$468,943,938	$48,904,226	$3,213,163,834

Net assets consist of:
Paid-in capital	$359,867,400	$65,000,195	$3,528,675,131
Undistributed net investment income	5,325,463	428,596	10,164,481
Accumulated net realized loss	(22,615,840)	(26,057,039)	(292,774,532)
Net unrealized appreciation (depreciation)	126,366,915	9,532,474	(32,901,246)

NET ASSETS	$468,943,938	$48,904,226	$3,213,163,834

Shares outstanding[c]	7,700,000	1,450,000	68,550,000

Net asset value per share	$60.90	$33.73	$46.87

[a]	Securities on loan with values of $2,578,476, $196,781 and $10,459,337, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker for future contracts: $1,314,227, $37,811 and $10,230,325, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares International Developed Property ETF	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$124,859,578	$40,772,559	$1,441,479,148
Affiliated (Note 2)	2,184,475	51,014	22,697,321

Total cost of investments in securities	$127,044,053	$40,823,573	$1,464,176,469

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$136,165,842	$44,704,792	$1,365,763,592
Affiliated (Note 2)	2,184,968	51,014	22,698,626
Foreign currency, at value[b]	219,625	83,273	562,985
Receivables:
Investment securities sold	4,634	—	—
Due from custodian (Note 4)	—	—	596,918
Dividends and interest	559,590	84,629	474,863
Tax reclaims	35,829	27,891	—

Total Assets	139,170,488	44,951,599	1,390,096,984

LIABILITIES
Payables:
Investment securities purchased	2,926	385	596,918
Collateral for securities on loan (Note 1)	2,110,110	51,011	21,427,490
Due to custodian	—	15,677	—
Deferred foreign capital gains taxes (Note 1)	8,905	—	—
Investment advisory fees (Note 2)	54,727	7,881	501,274

Total Liabilities	2,176,668	74,954	22,525,682

NET ASSETS	$136,993,820	$44,876,645	$1,367,571,302

Net assets consist of:
Paid-in capital	$163,327,113	$41,098,416	$2,071,044,312
Undistributed (distributions in excess of) net investment income	(4,081,793)	(21,966)	3,019,985
Accumulated net realized loss	(33,549,512)	(132,864)	(630,777,123)
Net unrealized appreciation (depreciation)	11,298,012	3,933,059	(75,715,872)

NET ASSETS	$136,993,820	$44,876,645	$1,367,571,302

Shares outstanding[c]	3,600,000	800,000	39,000,000

Net asset value per share	$38.05	$56.10	$35.07

[a]	Securities on loan with values of $1,985,036, $48,380 and $20,799,655, respectively. See Note 1.
[b]	Cost of foreign currency: $219,740, $83,709 and $564,070, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,752,348	$812,917	$58,795,704
Dividends — affiliated (Note 2)	2,289	254	15,068
Interest — unaffiliated	7	—	—
Securities lending income — affiliated — net (Note 2)	17,097	16,877	134,840

Total investment income	8,771,741	830,048	58,945,612

EXPENSES
Investment advisory fees (Note 2)	1,058,216	182,098	8,850,269
Proxy fees	9,494	1,037	57,522

Total expenses	1,067,710	183,135	8,907,791

Net investment income	7,704,031	646,913	50,037,821

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	782,810	351,443	(11,389,236)
Investments — affiliated (Note 2)	308	240	1,202
In-kind redemptions — unaffiliated	12,047,720	485,377	23,070,383
Foreign currency transactions	74,499	(605)	803,739

Net realized gain	12,905,337	836,455	12,486,088

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	42,332,849	2,175,361	315,923,965
Investments — affiliated (Note 2)	(978)	(567)	(2,315)
Futures contracts	—	—	275,759
Translation of assets and liabilities in foreign currencies	(101,847)	(419)	655,025

Net change in unrealized appreciation/depreciation	42,230,024	2,174,375	316,852,434

Net realized and unrealized gain	55,135,361	3,010,830	329,338,522

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,839,392	$3,657,743	$379,376,343

[a]	Net of foreign withholding tax of $1,011,341, $12,545 and $5,546,576, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares International Developed Property ETF	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,815,316	$478,102	$13,305,598
Dividends — affiliated (Note 2)	260	106	4,617
Securities lending income — affiliated — net (Note 2)	25,839	577	55,163

	2,841,415	478,785	13,365,378
Less: Other foreign taxes (Note 1)	—	(33)	—

Total investment income	2,841,415	478,752	13,365,378

EXPENSES
Investment advisory fees (Note 2)	328,188	33,761	2,662,596
Proxy fees	2,942	513	26,405

Total expenses	331,130	34,274	2,689,001

Net investment income	2,510,285	444,478	10,676,377

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	94,137	(39,640)	(17,862,620)
Investments — affiliated (Note 2)	87	—	5,188
In-kind redemptions — unaffiliated	699,300	—	31,192,853
Foreign currency transactions	30,120	5,278	(134,095)

Net realized gain (loss)	823,644	(34,362)	13,201,326

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated[c]	8,462,657	2,657,828	80,498,771
Investments — affiliated (Note 2)	(333)	(2)	(8,368)
Translation of assets and liabilities in foreign currencies	1,447	1,074	4,214

Net change in unrealized appreciation/depreciation	8,463,771	2,658,900	80,494,617

Net realized and unrealized gain	9,287,415	2,624,538	93,695,943

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,797,700	$3,069,016	$104,372,320

[a]	Net of foreign withholding tax of $224,134, $48,839 and $1,349,377, respectively.
[b]	Net of foreign capital gains taxes of $4,132, $ — and $ —, respectively.
[c]	Net of deferred foreign capital gains taxes of $8,905, $ — and $ —, respectively.

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,704,031	$7,369,411	$646,913	$1,367,737
Net realized gain (loss)	12,905,337	3,157,584	836,455	(2,643,269)
Net change in unrealized appreciation/depreciation	42,230,024	60,139,164	2,174,375	5,282,182

Net increase in net assets resulting from operations	62,839,392	70,666,159	3,657,743	4,006,650

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,316,161)	(7,589,400)	(321,029)	(1,328,103)

Total distributions to shareholders	(1,316,161)	(7,589,400)	(321,029)	(1,328,103)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	142,982,632	22,729,563	734	235
Cost of shares redeemed	(82,327,836)	(44,096,742)	(1,668,167)	(2,904,227)

Net increase (decrease) in net assets from capital share transactions	60,654,796	(21,367,179)	(1,667,433)	(2,903,992)

INCREASE (DECREASE) IN NET ASSETS	122,178,027	41,709,580	1,669,281	(225,445)

NET ASSETS
Beginning of period	346,765,911	305,056,331	47,234,945	47,460,390

End of period	$468,943,938	$346,765,911	$48,904,226	$47,234,945

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,325,463	$(1,062,407)	$428,596	$102,712

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	500,000	—	—
Shares redeemed	(1,500,000)	(900,000)	(50,000)	(100,000)

Net increase (decrease) in shares outstanding	1,100,000	(400,000)	(50,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe ETF		iShares International Developed Property ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$50,037,821	$76,538,929	$2,510,285	$4,309,184
Net realized gain (loss)	12,486,088	(25,172,097)	823,644	587,087
Net change in unrealized appreciation/depreciation	316,852,434	166,393,014	8,463,771	(4,088,189)

Net increase in net assets resulting from operations	379,376,343	217,759,846	11,797,700	808,082

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,557,753)	(76,466,390)	(2,309,490)	(7,211,093)
Return of capital	—	—	—	(119,651)

Total distributions to shareholders	(55,557,753)	(76,466,390)	(2,309,490)	(7,330,744)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	532,479,584	113,426,448	—	15,280,844
Cost of shares redeemed	(114,469,758)	(492,538,365)	(3,833,149)	(24,385,129)

Net increase (decrease) in net assets from capital share transactions	418,009,826	(379,111,917)	(3,833,149)	(9,104,285)

INCREASE (DECREASE) IN NET ASSETS	741,828,416	(237,818,461)	5,655,061	(15,626,947)

NET ASSETS
Beginning of period	2,471,335,418	2,709,153,879	131,338,759	146,965,706

End of period	$3,213,163,834	$2,471,335,418	$136,993,820	$131,338,759

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$10,164,481	$15,684,413	$(4,081,793)	$(4,282,588)

SHARES ISSUED AND REDEEMED
Shares sold	11,950,000	2,800,000	—	400,000
Shares redeemed	(2,500,000)	(12,600,000)	(100,000)	(700,000)

Net increase (decrease) in shares outstanding	9,450,000	(9,800,000)	(100,000)	(300,000)

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Dividend Growth ETF		iShares Latin America 40 ETF
	Six months ended September 30, 2017 (Unaudited)	Period from May 17, 2016[a] to March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$444,478	$224,611	$10,676,377	$17,076,267
Net realized gain (loss)	(34,362)	(99,184)	13,201,326	(23,441,734)
Net change in unrealized appreciation/depreciation	2,658,900	1,274,159	80,494,617	198,924,450

Net increase in net assets resulting from operations	3,069,016	1,399,586	104,372,320	192,558,983

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(474,445)	(215,928)	(10,063,398)	(14,610,452)

Total distributions to shareholders	(474,445)	(215,928)	(10,063,398)	(14,610,452)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,791,693	19,306,723	448,994,415	468,070,764
Cost of shares redeemed	—	—	(257,222,741)	(239,466,430)

Net increase in net assets from capital share transactions	21,791,693	19,306,723	191,771,674	228,604,334

INCREASE IN NET ASSETS	24,386,264	20,490,381	286,080,596	406,552,865

NET ASSETS
Beginning of period	20,490,381	—	1,081,490,706	674,937,841

End of period	$44,876,645	$20,490,381	$1,367,571,302	$1,081,490,706

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(21,966)	$8,001	$3,019,985	$2,407,006

SHARES ISSUED
Shares sold	400,000	400,000	13,250,000	16,250,000
Shares redeemed	—	—	(8,500,000)	(8,750,000)

Net increase in shares outstanding	400,000	400,000	4,750,000	7,500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$52.54	$43.58	$49.72	$45.98	$46.41	$44.67

Income from investment operations:
Net investment income[a]	1.05	1.04	1.06	1.09	0.93	0.86
Net realized and unrealized gain (loss)[b]	7.50	8.98	(5.98)	3.71	(0.37)	1.78

Total from investment operations	8.55	10.02	(4.92)	4.80	0.56	2.64

Less distributions from:
Net investment income	(0.19)	(1.06)	(1.22)	(1.06)	(0.99)	(0.90)

Total distributions	(0.19)	(1.06)	(1.22)	(1.06)	(0.99)	(0.90)

Net asset value, end of period	$60.90	$52.54	$43.58	$49.72	$45.98	$46.41

Total return	16.24%[c]	23.38%	(9.93)%	10.58%	1.63%[d]	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$468,944	$346,766	$305,056	$387,782	$262,077	$245,962
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	3.64%	2.20%	2.32%	2.27%	2.04%	1.94%
Portfolio turnover rate[f]	12%[c]	12%	10%	12%	9%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 1.35% and 6.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2017 and the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 4%, 9%, 7%, 12%, 9% and 11%, respectively. See Note 4.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$31.49	$29.66	$32.87	$33.48	$35.65	$33.16

Income from investment operations:
Net investment income[a]	0.44	0.90	0.67	0.92	0.85	0.98
Net realized and unrealized gain (loss)[b]	2.01	1.82	(3.32)	(0.53)	(2.04)	2.55

Total from investment operations	2.45	2.72	(2.65)	0.39	(1.19)	3.53

Less distributions from:
Net investment income	(0.21)	(0.89)	(0.56)	(1.00)	(0.98)	(1.04)

Total distributions	(0.21)	(0.89)	(0.56)	(1.00)	(0.98)	(1.04)

Net asset value, end of period	$33.73	$31.49	$29.66	$32.87	$33.48	$35.65

Total return	7.85%[c]	9.46%	(8.11)%	1.18%	(3.01)%[d]	10.86%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,904	$47,235	$47,460	$80,536	$108,806	$140,834
Ratio of expenses to average net assets[e]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to waived fees[e]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[e]	2.66%	3.03%	2.19%	2.66%	2.53%	2.95%
Portfolio turnover rate[f]	11%[c]	24%	12%	14%	26%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were (3.12)% and 11.02%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2017 and the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 10%, 24%, 10%, 14%, 25% and 18%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$41.82	$39.32	$44.28	$48.19	$39.72	$37.27

Income from investment operations:
Net investment income[a]	0.75	1.24 [b]	1.09	1.27	1.77 [c]	1.11
Net realized and unrealized gain (loss)[d]	5.12	2.46	(4.92)	(3.57)	7.81	2.53

Total from investment operations	5.87	3.70	(3.83)	(2.30)	9.58	3.64

Less distributions from:
Net investment income	(0.82)	(1.20)	(1.13)	(1.61)	(1.11)	(1.19)

Total distributions	(0.82)	(1.20)	(1.13)	(1.61)	(1.11)	(1.19)

Net asset value, end of period	$46.87	$41.82	$39.32	$44.28	$48.19	$39.72

Total return	14.17%[e]	9.65%[b]	(8.94)%	(4.99)%	24.75%	10.29%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,213,164	$2,471,335	$2,709,154	$2,710,221	$3,252,807	$1,251,078
Ratio of expenses to average net assets[f]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[f]	n/a	0.60%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	3.35%	3.17%[b]	2.61%	2.76%	3.97%[c]	3.00%
Portfolio turnover rate[g]	2%[e]	5%	3%	4%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 8), which resulted in the following increases:
•	Net investment income per share by $0.02
•	Total return by 0.05%
•	Ratio of net investment income to average net assets by 0.04%
[c]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.70 per share and 1.56% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$35.50	$36.74	$38.14	$36.37	$37.82	$31.45

Income from investment operations:
Net investment income[a]	0.69	1.09	0.95	1.51	1.05	1.09
Net realized and unrealized gain (loss)[b]	2.50	(0.43)	(1.17)	1.66	(0.93)	7.28

Total from investment operations	3.19	0.66	(0.22)	3.17	0.12	8.37

Less distributions from:
Net investment income	(0.64)	(1.87)	(1.18)	(1.40)	(1.53)	(2.00)
Return of capital	—	(0.03)	—	—	(0.04)	—

Total distributions	(0.64)	(1.90)	(1.18)	(1.40)	(1.57)	(2.00)

Net asset value, end of period	$38.05	$35.50	$36.74	$38.14	$36.37	$37.82

Total return	9.01%[c]	1.97%	(0.47)%	8.80%	0.26%[d]	27.79%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$136,994	$131,339	$146,966	$167,820	$181,851	$196,649
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.67%	3.00%	2.60%	3.98%	2.82%	3.20%
Portfolio turnover rate[f]	5%[c]	8%	15%	8%	10%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 0.52% and 27.45%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares International Dividend Growth ETF

	Six months ended Sep. 30, 2017 (Unaudited)	Period from May 17, 2016[a] to Mar. 31, 2017
Net asset value, beginning of period	$51.23	$48.33

Income from investment operations:
Net investment income[b]	0.79	1.09
Net realized and unrealized gain[c]	4.90	2.70

Total from investment operations	5.69	3.79

Less distributions from:
Net investment income	(0.82)	(0.89)

Total distributions	(0.82)	(0.89)

Net asset value, end of period	$56.10	$51.23

Total return	11.16%[d]	7.92%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,877	$20,490
Ratio of expenses to average net assets[e]	0.22%	0.22%
Ratio of net investment income to average net assets[e]	2.90%	2.56%
Portfolio turnover rate[f]	11%[d]	42%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2017 and the period ended March 31, 2017 were 11% and 42%. See Note 4.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$31.58	$25.23	$29.37	$36.56	$43.67	$47.68

Income from investment operations:
Net investment income[a]	0.31	0.53	0.58	0.88	0.99	1.12
Net realized and unrealized gain (loss)[b]	3.49	6.26	(4.03)	(7.33)	(6.87)	(3.99)

Total from investment operations	3.80	6.79	(3.45)	(6.45)	(5.88)	(2.87)

Less distributions from:
Net investment income	(0.31)	(0.44)	(0.69)	(0.74)	(1.23)	(1.14)

Total distributions	(0.31)	(0.44)	(0.69)	(0.74)	(1.23)	(1.14)

Net asset value, end of period	$35.07	$31.58	$25.23	$29.37	$36.56	$43.67

Total return	12.22%[c]	27.27%	(11.70)%	(17.96)%	(13.36)%	(5.93)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,367,571	$1,081,491	$674,938	$646,094	$950,524	$1,473,985
Ratio of expenses to average net assets[d]	0.49%	0.49%	0.49%	0.49%	0.49%	0.50%
Ratio of net investment income to average net assets[d]	1.94%	1.87%	2.27%	2.42%	2.60%	2.59%
Portfolio turnover rate[e]	8%[c]	13%	18%	11%	18%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended September 30, 2017 and the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 3%, 7%, 14%, 6%, 11% and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
International Dividend Growth	Non-diversified
Latin America 40	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Asia 50
Goldman Sachs & Co.	$2,050,666	$2,050,666	$—
JPMorgan Securities LLC	416,124	416,124	—
Morgan Stanley & Co. LLC	111,686	111,686	—

	$2,578,476	$2,578,476	$—

Emerging Markets Infrastructure
JPMorgan Securities PLC	$196,781	$196,781	$—

Europe
Citigroup Global Markets Inc.	$3,740,820	$3,740,820	$—
Merrill Lynch, Pierce, Fenner & Smith	568,793	568,793	—
Morgan Stanley & Co. LLC	5,812,615	5,812,615	—
State Street Bank & Trust Company	337,109	337,109	—

	$10,459,337	$10,459,337	$—

International Developed Property
Barclays Capital Inc.	$33,904	$33,904	$—
Citigroup Global Markets Inc.	237,305	237,305	—
Credit Suisse Securities (USA) LLC	498,156	498,156	—
Deutsche Bank Securities Inc.	7,655	7,655	—
Goldman Sachs & Co.	594,863	594,863	—
Jefferies LLC	33,621	33,621	—
JPMorgan Securities LLC	50,407	50,407	—
Macquarie Bank Limited	11,144	11,144	—
Merrill Lynch, Pierce, Fenner & Smith	63,073	63,073	—
Morgan Stanley & Co. LLC	214,030	214,030	—
SG Americas Securities LLC	240,878	240,878	—

	$1,985,036	$1,985,036	$—

International Dividend Growth
JPMorgan Securities LLC	$8,796	$8,796	$—
Macquarie Bank Limited	8,490	8,490	—
Morgan Stanley & Co. LLC	31,094	31,094	—

	$48,380	$48,380	$—

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Latin America 40
Credit Suisse Securities (USA) LLC	$3,705,629	$3,705,629	$—
Goldman Sachs & Co.	1,951,742	1,951,742	—
JPMorgan Securities LLC	473,600	473,600	—
Merrill Lynch, Pierce, Fenner & Smith	834,636	834,636	—
Mizuho Securities USA Inc.	6,797,742	6,797,742	—
Morgan Stanley & Co. LLC	3,351,377	3,351,377	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	400,150	400,150	—
Nomura Securities International Inc.	1,265,880	1,265,880	—
UBS Securities LLC	29,419	29,419	—
Wells Fargo Securities LLC	1,989,480	1,989,480	—

	$20,799,655	$20,799,655	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
International Developed Property	0.48
International Dividend Growth	0.22

For its investment advisory services to the iShares Emerging Markets Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.75%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $12 billion
0.5700	[a]	Over $12 billion, up to and including $18 billion
0.5415	[a]	Over $18 billion, up to and including $24 billion
0.5145	[a]	Over $24 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $111 billion
0.4287	[a]	Over $111 billion, up to and including $141 billion
0.4073	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Asia 50	$5,034
Emerging Markets Infrastructure	4,336
Europe	35,909
International Developed Property	6,778
International Dividend Growth	142
Latin America 40	18,060

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Asia 50	$4,409,874	$730,191
Emerging Markets Infrastructure	—	50,201
Europe	2,625,495	3,391,659
International Developed Property	429,544	145,057
International Dividend Growth	450,350	143,945
Latin America 40	179,047	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Infrastructure ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Asia 50	$84,159,381	$52,039,790
Emerging Markets Infrastructure	5,155,788	5,041,334
Europe	128,640,462	68,012,630
International Developed Property	6,644,973	6,493,854
International Dividend Growth	4,336,250	3,374,400
Latin America 40	129,680,817	85,226,213

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$80,637,338	$45,939,760
Emerging Markets Infrastructure	—	1,437,818
Europe	466,937,586	111,027,197
International Developed Property	—	3,714,326
International Dividend Growth	20,757,473	—
Latin America 40	349,682,889	201,537,042

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares Europe ETF as of September 30, 2017 and the related locations in the consolidated statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of — net unrealized appreciation (depreciation)	$275,759	[a]

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Europe ETF during the six months ended September 30, 2017 and the related locations in the consolidated statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$—	$275,759

The following table shows the average quarter-end balances of open futures contracts for the iShares Europe ETF for the six months ended September 30, 2017:

Average value of contracts purchased	$6,202,234

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

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The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Asia 50	$28,038,380	$114,299	$1,228,150	$29,380,829
Emerging Markets Infrastructure	25,813,516	7,454	506,438	26,327,408
Europe	145,121,223	70,049,884	32,616,997	247,788,104
International Developed Property	17,785,324	8,281,169	5,300,031	31,366,524
International Dividend Growth	87,439	—	—	87,439
Latin America 40	372,425,578	201,370,437	—	573,796,015

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impacts to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

At a meeting held on September 14-15, 2017, the Board approved a line of credit for the iShares International Dividend Growth ETF. The Fund, along with certain other iShares funds, will be a party to a $275 million credit agreement with State Street Bank

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and Trust Company, which will expire on October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The addition of the Fund to the credit agreement became effective on October 25, 2017.

NOTES TO FINANCIAL STATEMENTS	65

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Asia 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

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low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to

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Contract (Continued)

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Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Emerging Markets Infrastructure ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s pricing reflects that it invests primarily in emerging markets companies, as compared to most of the funds in the Peer Group, which do not invest primarily in emerging markets companies.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology

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and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Europe ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components,

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including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as

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compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares International Developed Property ETF and iShares International Dividend Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the

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detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made

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appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the

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Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

V. iShares Latin America 40 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management

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iSHARES® TRUST

agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Asia 50	$0.166100	$—	$0.024648	$0.190748	87%	—%	13%	100%
International Dividend Growth	0.791855	—	0.024918	0.816773	97	—	3	100

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-304-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca
➢	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

Performance as of September 30, 2017

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 10.68%, net of fees, while the total return for the Index was 11.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.83%	25.74%	28.17%	26.83%	25.74%	28.17%
Since Inception	10.79%	10.73%	12.03%	22.81%	22.68%	25.54%

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a,b]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,106.80	$0.00	$1,000.00	$1,025.10	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR1

As of 9/30/17

Sector	Percentage of Total Investments [2]

Industrials	22.71%
Consumer Discretionary	18.23
Financials	12.45
Information Technology	11.36
Consumer Staples	9.02
Health Care	7.76
Materials	7.40
Telecommunication Services	5.33
Real Estate	3.78
Utilities	1.53
Energy	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 9/30/17

Security	Percentage of Total Investments [2]

Toyota Motor Corp.	1.67%
Honda Motor Co. Ltd.	1.58
Keyence Corp.	1.52
Sumitomo Mitsui Financial Group Inc.	1.46
KDDI Corp.	1.44
SoftBank Group Corp.	1.44
Nippon Telegraph & Telephone Corp.	1.43
Sony Corp.	1.41
Mizuho Financial Group Inc.	1.39
Mitsubishi UFJ Financial Group Inc.	1.39

TOTAL	14.73%

[1]	Table shown is for the iShares JPX-Nikkei 400 ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® JPX-NIKKEI 400 ETF

Performance as of September 30, 2017

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 8.99%, net of fees, while the total return for the Index was 9.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.89%	13.27%	14.32%	13.89%	13.27%	14.32%
5 Years	10.41%	10.64%	10.77%	64.07%	65.81%	66.79%
10 Years	1.22%	1.30%	1.42%	12.91%	13.77%	15.16%

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,089.90	$2.51	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Industrials	22.71%
Consumer Discretionary	18.23
Financials	12.45
Information Technology	11.36
Consumer Staples	9.02
Health Care	7.76
Materials	7.40
Telecommunication Services	5.33
Real Estate	3.78
Utilities	1.53
Energy	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Toyota Motor Corp.	1.67%
Honda Motor Co. Ltd.	1.58
Keyence Corp.	1.52
Sumitomo Mitsui Financial Group Inc.	1.46
KDDI Corp.	1.44
SoftBank Group Corp.	1.44
Nippon Telegraph & Telephone Corp.	1.43
Sony Corp.	1.41
Mizuho Financial Group Inc.	1.39
Mitsubishi UFJ Financial Group Inc.	1.39

TOTAL	14.73%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

September 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.82%

EXCHANGE-TRADED FUNDS — 99.82%
iShares JPX-Nikkei 400 ETF[a]	46,479	$2,807,796

		2,807,796

TOTAL INVESTMENT COMPANIES
(Cost: $2,499,972)		2,807,796

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[a,b]	1,389	1,389

		1,389

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,389)		1,389

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $2,501,361)[c]		2,809,185
Other Assets, Less Liabilities — 0.13%		3,743

NET ASSETS — 100.00%		$2,812,928

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $2,502,403. Net unrealized appreciation was $361,807, of which $366,056 represented gross unrealized appreciation on investments and $4,249 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	1,188	201	[b]	—	1,389	$1,389	$—	$—	$6
iShares JPX-Nikkei 400 ETF	45,755	2,076		(1,352)	46,479	2,807,796	1,215	208,408	16,291

						$2,809,185	$1,215	$208,408	$16,297

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

September 30, 2017

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of September 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	600,497,000	USD	5,335,393	MS	10/03/2017	$1,172
USD	2,762,947	JPY	304,480,000	MS	10/03/2017	57,060

						58,232

JPY	8,463,000	USD	76,999	MS	10/03/2017	(1,789)
USD	2,704,926	JPY	304,480,000	MS	10/03/2017	(961)
USD	2,816,033	JPY	316,501,000	MS	11/02/2017	(457)

						(3,207)

			Net unrealized appreciation			$55,025

Counterparties:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,807,796	$—	$—	$2,807,796
Money market funds	1,389	—	—	1,389

Total	$2,809,185	$—	$—	$2,809,185

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$58,232	$—	$58,232
Liabilities:
Forward currency contracts	—	(3,207)	—	(3,207)

Total	$—	$55,025	$—	$55,025

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.11%

AIR FREIGHT & LOGISTICS — 0.22%
Yamato Holdings Co. Ltd.	10,000	$201,795

		201,795
AIRLINES — 0.79%
ANA Holdings Inc.	10,000	378,359
Japan Airlines Co. Ltd.	10,000	338,294

		716,653
AUTO COMPONENTS — 3.99%
Aisin Seiki Co. Ltd.	5,000	263,403
Bridgestone Corp.	20,000	907,209
Daikyonishikawa Corp.	1,000	16,097
Denso Corp.	14,000	708,053
Eagle Industry Co. Ltd.	1,000	18,345
Koito Manufacturing Co. Ltd.	3,000	188,158
Mitsuba Corp.	1,000	15,502
NGK Spark Plug Co. Ltd.	5,000	106,383
NHK Spring Co. Ltd.	6,000	64,656
Nifco Inc./Japan	1,000	61,031
Nissin Kogyo Co. Ltd.	1,000	17,883
NOK Corp.	3,000	67,161
Stanley Electric Co. Ltd.	4,000	136,988
Sumitomo Electric Industries Ltd.	22,000	359,224
Sumitomo Rubber Industries Ltd.	5,000	91,592
Toyo Tire & Rubber Co. Ltd.	3,000	67,401
Toyoda Gosei Co. Ltd.	2,000	47,244
Toyota Boshoku Corp.	2,000	42,340
Toyota Industries Corp.	5,000	287,389
TPR Co. Ltd.	1,000	33,536
TS Tech Co. Ltd.	1,300	43,655
Yokohama Rubber Co. Ltd. (The)	3,000	61,831

		3,605,081
AUTOMOBILES — 6.05%
Honda Motor Co. Ltd.	48,000	1,420,832
Isuzu Motors Ltd.	16,000	211,931
Mazda Motor Corp.	18,000	275,841
Nissan Motor Co. Ltd.	65,000	643,562
Subaru Corp.	17,000	613,157
Suzuki Motor Corp.	11,000	576,751
Toyota Motor Corp.	25,084	1,495,257
Yamaha Motor Co. Ltd.	8,000	239,506

		5,476,837

Security	Shares	Value
BANKS — 6.57%
Aozora Bank Ltd.	3,600	$136,881
Chiba Bank Ltd. (The)	20,000	143,028
Chugoku Bank Ltd. (The)	5,000	68,494
Concordia Financial Group Ltd.	35,000	172,909
Gunma Bank Ltd. (The)	12,000	74,197
Hiroshima Bank Ltd. (The)	10,000	80,931
Hokuhoku Financial Group Inc.	4,000	64,318
Kyushu Financial Group Inc.	12,000	73,771
Mebuki Financial Group Inc.	25,000	96,611
Mitsubishi UFJ Financial Group Inc.	192,000	1,246,341
Mizuho Financial Group Inc.	712,000	1,246,704
Resona Holdings Inc.	64,000	328,628
Seven Bank Ltd.	20,000	72,136
Shinsei Bank Ltd.	5,000	79,998
Shizuoka Bank Ltd. (The)	15,000	134,855
Sumitomo Mitsui Financial Group Inc.	34,000	1,304,846
Sumitomo Mitsui Trust Holdings Inc.	11,004	396,991
Suruga Bank Ltd.	6,000	129,312
Tokyo TY Financial Group Inc.	1,000	25,559
Yamaguchi Financial Group Inc.	6,000	70,199

		5,946,709
BEVERAGES — 1.44%
Asahi Group Holdings Ltd.	12,000	485,693
Kirin Holdings Co. Ltd.	27,000	635,153
Suntory Beverage & Food Ltd.	4,000	178,030

		1,298,876
BUILDING PRODUCTS — 1.49%
Aica Kogyo Co. Ltd.	2,000	67,161
Asahi Glass Co. Ltd.	6,000	222,538
Daikin Industries Ltd.	8,000	809,843
Sanwa Holdings Corp.	6,000	68,814
TOTO Ltd.	4,300	181,069

		1,349,425
CAPITAL MARKETS — 1.57%
Daiwa Securities Group Inc.	50,000	283,081
Jafco Co. Ltd.	1,000	51,082
Japan Exchange Group Inc.	17,000	300,688
kabu.com Securities Co. Ltd.	4,000	12,153
Matsui Securities Co. Ltd.	3,000	22,600
Nomura Holdings Inc.	111,000	621,241
SBI Holdings Inc./Japan	6,000	90,295
Tokai Tokyo Financial Holdings Inc.	6,000	35,553

		1,416,693

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2017

Security	Shares	Value
CHEMICALS — 5.34%
Air Water Inc.	5,000	$92,213
Asahi Kasei Corp.	36,000	442,944
Daicel Corp.	8,000	96,371
Denka Co. Ltd.	2,000	65,829
DIC Corp.	2,300	83,263
Hitachi Chemical Co. Ltd.	3,000	82,219
JSR Corp.	6,000	113,961
Kansai Paint Co. Ltd.	6,000	150,953
Kuraray Co. Ltd.	10,000	186,914
Mitsubishi Chemical Holdings Corp.	39,000	371,412
Mitsubishi Gas Chemical Co. Inc.	5,000	117,132
Mitsui Chemicals Inc.	4,000	121,530
Nihon Parkerizing Co. Ltd.	3,000	47,972
Nippon Kayaku Co. Ltd.	4,000	61,582
Nippon Paint Holdings Co. Ltd.	4,600	156,310
Nissan Chemical Industries Ltd.	3,000	105,539
Nitto Denko Corp.	4,200	350,059
NOF Corp.	2,500	70,626
Shin-Etsu Chemical Co. Ltd.	10,500	938,391
Sumitomo Chemical Co. Ltd.	43,000	268,547
Taiyo Nippon Sanso Corp.	4,000	47,333
Teijin Ltd.	4,000	78,817
Toray Industries Inc.	42,000	407,258
Tosoh Corp.	10,000	225,292
Ube Industries Ltd.	3,000	86,617
Zeon Corp.	5,000	64,807

		4,833,891
COMMERCIAL SERVICES & SUPPLIES — 0.76%
Aeon Delight Co. Ltd.	1,000	37,534
Park24 Co. Ltd.	3,000	73,025
Pilot Corp.	1,000	47,795
Secom Co. Ltd.	6,000	437,187
Sohgo Security Services Co. Ltd.	2,000	91,680

		687,221
COMMUNICATIONS EQUIPMENT — 0.03%
Hitachi Kokusai Electric Inc.	1,000	27,362

		27,362
CONSTRUCTION & ENGINEERING — 1.71%
COMSYS Holdings Corp.	2,000	47,777
Hazama Ando Corp.	4,000	27,966
Kajima Corp.	30,000	297,961
Kumagai Gumi Co. Ltd.	1,000	30,160
Kyowa Exeo Corp.	2,000	39,710

Security	Shares	Value
Kyudenko Corp.	1,000	$38,733
Maeda Corp.	5,000	61,076
Maeda Road Construction Co. Ltd.	2,000	43,015
Nippo Corp.	1,000	21,383
Obayashi Corp.	19,000	227,700
Penta-Ocean Construction Co. Ltd.	6,000	37,845
Shimizu Corp.	19,000	210,483
Sumitomo Mitsui Construction Co. Ltd.	4,920	28,410
Taisei Corp.	6,400	335,451
Toda Corp.	10,000	77,911
Tokyu Construction Co. Ltd.	2,000	16,399

		1,541,980
CONSTRUCTION MATERIALS — 0.20%
Sumitomo Osaka Cement Co. Ltd.	10,000	44,241
Taiheiyo Cement Corp.	3,600	138,960

		183,201
CONSUMER FINANCE — 0.13%
AEON Financial Service Co. Ltd.	3,600	75,189
Hitachi Capital Corp.	1,000	23,755
Orient Corp.[a]	13,000	21,134

		120,078
DIVERSIFIED FINANCIAL SERVICES — 1.05%
Financial Products Group Co. Ltd.	2,000	22,192
Fuyo General Lease Co. Ltd.	1,000	65,207
IBJ Leasing Co. Ltd.	1,000	27,051
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,000	74,126
ORIX Corp.	39,000	628,663
Tokyo Century Corp.	1,000	44,952
Zenkoku Hosho Co. Ltd.	2,000	83,951

		946,142
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.42%
Nippon Telegraph & Telephone Corp.	28,000	1,282,779

		1,282,779
ELECTRIC UTILITIES — 0.78%
Chubu Electric Power Co. Inc.	19,000	235,802
Kansai Electric Power Co. Inc. (The)	23,000	294,128
Tohoku Electric Power Co. Inc.	14,000	177,977

		707,907
ELECTRICAL EQUIPMENT — 2.09%
Fuji Electric Co. Ltd.	20,000	110,869
Mitsubishi Electric Corp.	59,000	921,441
Nidec Corp.	7,000	859,415

		1,891,725

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.77%
Alps Electric Co. Ltd.	5,000	$131,879
Hamamatsu Photonics KK	4,000	120,819
Hirose Electric Co. Ltd.	1,050	147,755
Hitachi High-Technologies Corp.	2,000	72,491
Hitachi Ltd.	130,000	915,711
Horiba Ltd.	1,000	56,501
Japan Aviation Electronics Industry Ltd.	2,000	31,253
Keyence Corp.	2,572	1,365,229
Kyocera Corp.	9,000	558,237
Murata Manufacturing Co. Ltd.	6,000	881,624
Omron Corp.	6,000	305,423
Shimadzu Corp.	7,000	137,805
TDK Corp.	3,000	203,616
Yaskawa Electric Corp.	6,000	190,024
Yokogawa Electric Corp.	6,000	102,128

		5,220,495
FOOD & STAPLES RETAILING — 2.26%
Aeon Co. Ltd.	23,000	339,693
Ain Holdings Inc.	1,000	68,938
Cosmos Pharmaceutical Corp.	300	66,948
Create SD Holdings Co. Ltd.	1,000	26,447
FamilyMart UNY Holdings Co. Ltd.	2,000	105,361
Lawson Inc.	2,000	132,368
Matsumotokiyoshi Holdings Co. Ltd.	1,000	66,895
Seven & i Holdings Co. Ltd.	23,000	887,798
Sugi Holdings Co. Ltd.	1,000	53,125
Sundrug Co. Ltd.	2,000	82,796
Tsuruha Holdings Inc.	1,100	131,435
Valor Holdings Co. Ltd.	1,000	21,356
Welcia Holdings Co. Ltd.	1,000	37,623
Yaoko Co. Ltd.	600	27,771

		2,048,554
FOOD PRODUCTS — 1.82%
Ajinomoto Co. Inc.	13,000	253,613
Calbee Inc.	2,600	91,352
Ezaki Glico Co. Ltd.	2,000	105,539
Kewpie Corp.	3,000	72,332
Kikkoman Corp.	4,000	122,951
MEIJI Holdings Co. Ltd.	3,700	293,199
NH Foods Ltd.	4,000	109,981
Nichirei Corp.	3,000	75,290
Nippon Suisan Kaisha Ltd.	8,000	44,703
Nissin Foods Holdings Co. Ltd.	2,000	121,530

Security	Shares	Value
Toyo Suisan Kaisha Ltd.	3,000	$110,203
Yakult Honsha Co. Ltd.	3,400	244,961

		1,645,654
GAS UTILITIES — 0.62%
Osaka Gas Co. Ltd.	10,000	185,848
Toho Gas Co. Ltd.	2,800	81,961
Tokyo Gas Co. Ltd.	12,000	294,017

		561,826
HEALTH CARE EQUIPMENT & SUPPLIES — 1.80%
Asahi Intecc Co. Ltd.	1,000	52,059
Hoya Corp.	11,000	593,657
Nihon Kohden Corp.	2,000	43,211
Olympus Corp.	9,000	304,624
Sysmex Corp.	4,400	280,656
Terumo Corp.	9,000	353,795

		1,628,002
HEALTH CARE PROVIDERS & SERVICES — 0.33%
Alfresa Holdings Corp.	7,000	128,042
Medipal Holdings Corp.	6,000	104,153
Ship Healthcare Holdings Inc.	1,000	30,871
Toho Holdings Co. Ltd.	2,000	38,218

		301,284
HEALTH CARE TECHNOLOGY — 0.16%
M3 Inc.	5,000	142,362

		142,362
HOTELS, RESTAURANTS & LEISURE — 0.55%
Oriental Land Co. Ltd./Japan	6,000	457,016
Resorttrust Inc.	2,000	35,766

		492,782
HOUSEHOLD DURABLES — 3.57%
Casio Computer Co. Ltd.	4,000	56,287
Fujitsu General Ltd.	2,000	40,439
Haseko Corp.	7,000	93,279
Iida Group Holdings Co. Ltd.	5,000	89,104
Panasonic Corp.	64,000	927,038
Pressance Corp.	1,000	13,530
Rinnai Corp.	1,000	85,550
Sekisui Chemical Co. Ltd.	13,000	255,692
Sekisui House Ltd.	19,000	320,113
Sony Corp.	34,000	1,264,372
Starts Corp. Inc.	1,000	25,701
Sumitomo Forestry Co. Ltd.	4,000	62,542

		3,233,647

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.58%
Lion Corp.	8,000	$145,978
Pigeon Corp.	3,000	102,474
Unicharm Corp.	12,000	274,615

		523,067
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
Electric Power Development Co. Ltd.	4,000	100,422

		100,422
INDUSTRIAL CONGLOMERATES — 0.24%
Keihan Holdings Co. Ltd.	3,200	93,670
Seibu Holdings Inc.	7,000	119,522

		213,192
INSURANCE — 3.02%
Dai-ichi Life Holdings Inc.	33,000	591,898
MS&AD Insurance Group Holdings Inc.	15,000	482,788
Sompo Holdings Inc.	11,000	427,824
Sony Financial Holdings Inc.	5,000	81,997
T&D Holdings Inc.	20,000	290,232
Tokio Marine Holdings Inc.	22,000	860,338

		2,735,077
INTERNET & DIRECT MARKETING RETAIL — 0.50%
Rakuten Inc.	27,000	294,310
Start Today Co. Ltd.	5,000	158,353

		452,663
INTERNET SOFTWARE & SERVICES — 0.43%
DeNA Co. Ltd.	2,600	58,253
Dip Corp.	1,000	22,840
GMO Internet Inc.	2,000	24,359
Kakaku.com Inc.	4,000	50,957
Mixi Inc.	1,000	48,239
Yahoo Japan Corp.	39,600	187,859

		392,507
IT SERVICES — 1.21%
Fujitsu Ltd.	54,000	401,000
Itochu Techno-Solutions Corp.	1,000	37,312
Nomura Research Institute Ltd.	4,088	159,431
NS Solutions Corp.	1,000	22,049
NTT Data Corp.	17,000	181,833
Obic Co. Ltd.	2,000	125,794
Otsuka Corp.	1,600	102,483
SCSK Corp.	1,600	67,872

		1,097,774

Security	Shares	Value
LEISURE PRODUCTS — 0.74%
Bandai Namco Holdings Inc.	6,000	$205,748
Heiwa Corp.	2,000	39,639
Shimano Inc.	2,100	279,652
Yamaha Corp.	4,000	147,470

		672,509
MACHINERY — 6.25%
Amada Holdings Co. Ltd.	7,000	76,800
Daifuku Co. Ltd.	3,000	147,648
DMG Mori Co. Ltd.	3,000	53,836
Ebara Corp.	3,000	99,543
FANUC Corp.	5,500	1,113,534
Harmonic Drive Systems Inc.	1,000	51,615
Hino Motors Ltd.	8,000	97,792
Hitachi Construction Machinery Co. Ltd.	3,000	88,882
Hoshizaki Corp.	1,600	140,577
JTEKT Corp.	6,000	83,045
Kawasaki Heavy Industries Ltd.	4,000	132,546
Komatsu Ltd.	27,000	767,796
Kubota Corp.	30,000	545,152
Makita Corp.	7,200	290,072
MINEBEA MITSUMI Inc.	10,000	156,354
Mitsubishi Heavy Industries Ltd.	9,500	375,476
Nabtesco Corp.	3,000	111,402
NGK Insulators Ltd.	7,000	131,089
NSK Ltd.	11,000	148,243
OSG Corp.	3,000	68,227
SMC Corp./Japan	1,700	599,414
Sumitomo Heavy Industries Ltd.	4,000	160,263
Tadano Ltd.	3,000	35,046
Takeuchi Manufacturing Co. Ltd.	1,000	20,904
THK Co. Ltd.	4,000	136,099
Tsubakimoto Chain Co.	3,000	23,960

		5,655,315
MEDIA — 0.52%
CyberAgent Inc.	3,100	90,330
Daiichikosho Co. Ltd.	1,000	47,795
Hakuhodo DY Holdings Inc.	8,000	105,042
Nippon Television Holdings Inc.	5,000	87,771
Toho Co. Ltd./Tokyo	4,000	139,475

		470,413
METALS & MINING — 1.63%
Dowa Holdings Co. Ltd.	2,000	73,291
Hitachi Metals Ltd.	6,000	83,472

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2017

Security	Shares	Value
JFE Holdings Inc.	16,025	$312,841
Mitsubishi Materials Corp.	3,000	103,673
Nippon Light Metal Holdings Co. Ltd.	13,000	36,956
Nippon Steel & Sumitomo Metal Corp.	26,004	596,823
Sumitomo Metal Mining Co. Ltd.	7,500	240,794
Tokyo Steel Manufacturing Co. Ltd.	3,000	24,706

		1,472,556
MULTILINE RETAIL — 0.72%
Don Quijote Holdings Co. Ltd.	3,600	134,482
Izumi Co. Ltd.	1,000	51,259
J Front Retailing Co. Ltd.	7,000	96,700
Ryohin Keikaku Co. Ltd.	700	206,148
Seria Co. Ltd.	1,200	66,628
Takashimaya Co. Ltd.	10,000	93,635

		648,852
OIL, GAS & CONSUMABLE FUELS — 0.42%
Inpex Corp.	33,000	350,477
Nippon Gas Co. Ltd.	1,000	31,049

		381,526
PAPER & FOREST PRODUCTS — 0.16%
Daio Paper Corp.	2,000	23,595
Oji Holdings Corp.	23,000	124,026

		147,621
PERSONAL PRODUCTS — 1.58%
Ci:z Holdings Co. Ltd.	1,000	35,224
Kao Corp.	14,000	823,346
Kobayashi Pharmaceutical Co. Ltd.	1,000	56,589
Kose Corp.	1,000	114,512
Shiseido Co. Ltd.	10,000	399,947

		1,429,618
PHARMACEUTICALS — 5.40%
Astellas Pharma Inc.	57,040	725,383
Chugai Pharmaceutical Co. Ltd.	6,000	248,923
Daiichi Sankyo Co. Ltd.	17,003	383,366
Eisai Co. Ltd.	7,200	369,451
Hisamitsu Pharmaceutical Co. Inc.	2,000	95,945
Kaken Pharmaceutical Co. Ltd.	1,000	50,815
Kyowa Hakko Kirin Co. Ltd.	7,000	119,025
Mitsubishi Tanabe Pharma Corp.	7,000	160,441
Ono Pharmaceutical Co. Ltd.	13,600	308,028
Otsuka Holdings Co. Ltd.	12,000	476,631
Santen Pharmaceutical Co. Ltd.	11,000	173,260
Sawai Pharmaceutical Co. Ltd.	1,000	56,767
Shionogi & Co. Ltd.	7,000	382,508

Security	Shares	Value
Sumitomo Dainippon Pharma Co. Ltd.	4,000	$52,023
Takeda Pharmaceutical Co. Ltd.	22,000	1,214,480
Tsumura & Co.	2,000	71,958

		4,889,004
PROFESSIONAL SERVICES — 0.27%
Meitec Corp.	1,000	50,105
Nihon M&A Center Inc.	2,000	97,721
Persol Holdings Co. Ltd.	4,000	93,208

		241,034
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.75%
Aeon Mall Co. Ltd.	4,000	71,177
Daito Trust Construction Co. Ltd.	2,300	418,869
Daiwa House Industry Co. Ltd.	18,000	621,241
Hulic Co. Ltd.	11,000	107,787
Ichigo Inc.	5,000	17,101
Leopalace21 Corp.	6,600	45,968
Mitsubishi Estate Co. Ltd.	41,000	712,624
Mitsui Fudosan Co. Ltd.	29,000	628,615
Nomura Real Estate Holdings Inc.	4,000	85,213
NTT Urban Development Corp.	3,000	29,849
Open House Co. Ltd.	1,000	34,913
Relo Group Inc.	3,000	68,494
Sumitomo Realty & Development Co. Ltd.	13,000	393,239
Tokyo Tatemono Co. Ltd.	6,000	76,702
Tokyu Fudosan Holdings Corp.	13,600	82,036

		3,393,828
ROAD & RAIL — 4.38%
Central Japan Railway Co.	4,500	788,744
East Japan Railway Co.	11,000	1,014,836
Hankyu Hanshin Holdings Inc.	7,000	265,535
Hitachi Transport System Ltd.	1,000	23,133
Keio Corp.	3,200	131,906
Keisei Electric Railway Co. Ltd.	4,000	110,692
Kintetsu Group Holdings Co. Ltd.	5,600	208,200
Nagoya Railroad Co. Ltd.	6,000	129,152
Nankai Electric Railway Co. Ltd.	3,200	79,144
Nippon Express Co. Ltd.	2,000	130,236
Nishi-Nippon Railroad Co. Ltd.	2,000	48,097
Odakyu Electric Railway Co. Ltd.	9,000	170,701
Sankyu Inc.	2,000	84,573
Sotetsu Holdings Inc.	2,000	48,328
Tobu Railway Co. Ltd.	6,000	164,705
Tokyu Corp.	14,000	198,125
West Japan Railway Co.	5,300	368,290

		3,964,397

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.08%
Advantest Corp.	3,000	$56,101
Disco Corp.	700	142,345
NuFlare Technology Inc.	100	5,401
Renesas Electronics Corp.[b]	2,000	21,783
SCREEN Holdings Co. Ltd.	1,100	76,223
Tokyo Electron Ltd.	4,000	614,045
Ulvac Inc.[a]	1,000	62,808

		978,706
SOFTWARE — 0.68%
COLOPL Inc.	2,000	23,062
GungHo Online Entertainment Inc.[a]	15,000	40,510
Konami Holdings Corp.	2,000	96,122
Nexon Co. Ltd.[b]	6,000	156,496
Oracle Corp. Japan	1,000	78,533
Square Enix Holdings Co. Ltd.	2,000	75,157
Trend Micro Inc./Japan	3,000	147,648

		617,528
SPECIALTY RETAIL — 1.32%
ABC-Mart Inc.	1,000	52,769
Adastria Co. Ltd.	1,000	22,565
Bic Camera Inc.	3,000	33,341
Fast Retailing Co. Ltd.	1,000	294,852
Hikari Tsushin Inc.	600	75,157
K’s Holdings Corp.	2,000	44,294
Nitori Holdings Co. Ltd.	2,400	343,055
Nojima Corp.	1,000	20,237
Sanrio Co. Ltd.[a]	2,000	37,934
Shimamura Co. Ltd.	600	71,958
T-Gaia Corp.	1,000	19,429
United Arrows Ltd.	1,000	36,334
USS Co. Ltd.	7,000	141,163

		1,193,088
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.05%
Brother Industries Ltd.	7,000	162,804
Canon Inc.	30,050	1,026,449
Konica Minolta Inc.	12,000	98,503
NEC Corp.	8,000	216,764
Ricoh Co. Ltd.	16,000	155,501
Seiko Epson Corp.	8,000	193,524

		1,853,545

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
Asics Corp.	6,000	$89,335
Seiko Holdings Corp.	800	18,002

		107,337
TOBACCO — 1.27%
Japan Tobacco Inc.	35,000	1,146,715

		1,146,715
TRADING COMPANIES & DISTRIBUTORS — 4.31%
Hanwa Co. Ltd.	1,200	43,015
ITOCHU Corp.	40,000	654,911
Iwatani Corp.	1,200	36,512
Kanamoto Co. Ltd.	1,000	31,537
Kanematsu Corp.	2,000	25,496
Marubeni Corp.	55,000	375,494
MISUMI Group Inc.	6,000	157,936
Mitsubishi Corp.	41,000	952,654
Mitsui & Co. Ltd.	49,000	723,911
MonotaRO Co. Ltd.	2,000	53,480
Nippon Steel & Sumikin Bussan Corp.	1,000	55,079
Sojitz Corp.	33,000	91,174
Sumitomo Corp.	35,000	503,243
Toyota Tsusho Corp.	6,000	196,953

		3,901,395
WIRELESS TELECOMMUNICATION SERVICES — 3.86%
KDDI Corp.	49,000	1,291,547
NTT DOCOMO Inc.	40,000	913,428
SoftBank Group Corp.	16,000	1,291,201

		3,496,176

TOTAL COMMON STOCKS
(Cost: $82,152,460)		89,684,826

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	170,191	170,242
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	5,514	5,514

		175,756

TOTAL SHORT-TERM INVESTMENTS
(Cost: $175,749)		175,756

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.30%
(Cost: $82,328,209)[f]	$89,860,582
Other Assets, Less Liabilities — 0.70%	629,974

NET ASSETS — 100.00%	$90,490,556

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $85,871,964. Net unrealized appreciation was $3,988,618, of which $13,946,927 represented gross unrealized appreciation on investments and $9,958,309 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	122,896	47,295	[b]	—	170,191	$170,242	$9	$(43)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	2,956	2,558	[b]	—	5,514	5,514	—	—	96

						$175,756	$9	$(43)	$96

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

September 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$89,684,826	$—	$—	$89,684,826
Money market funds	175,756	—	—	175,756

Total	$89,860,582	$—	$—	$89,860,582

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$—	$82,152,460
Affiliated (Note 2)	2,501,361	175,749

Total cost of investments in securities	$2,501,361	$82,328,209

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$89,684,826
Affiliated (Note 2)	2,809,185	175,756
Foreign currency, at value[b]	—	171,439
Receivables:
Investment securities sold	—	8,191
Dividends and interest	1	655,810
Unrealized appreciation on forward currency contracts (Note 1)	58,232	—

Total Assets	2,867,418	90,696,022

LIABILITIES
Payables:
Investment securities purchased	51,283	—
Collateral for securities on loan (Note 1)	—	170,110
Unrealized depreciation on forward currency contracts (Note 1)	3,207	—
Investment advisory fees (Note 2)	—	35,356

Total Liabilities	54,490	205,466

NET ASSETS	$2,812,928	$90,490,556

Net assets consist of:
Paid-in capital	$3,027,344	$108,967,794
Undistributed net investment income	3	331,804
Accumulated net realized loss	(577,268)	(26,337,832)
Net unrealized appreciation	362,849	7,528,790

NET ASSETS	$2,812,928	$90,490,556

Shares outstanding[c]	100,000	1,500,000

Net asset value per share	$28.13	$60.33

[a]	Securities on loan with values of $ — and $162,387, respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $174,446, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$830,299
Dividends — affiliated (Note 2)	16,297	96
Securities lending income — affiliated — net (Note 2)	—	2,247

Total investment income	16,297	832,642

EXPENSES
Investment advisory fees (Note 2)	7,898	210,359
Proxy fees	56	1,836

Total expenses	7,954	212,195
Less investment advisory fees waived (Note 2)	(7,954)	—

Net expenses	—	212,195

Net investment income	16,297	620,447

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(1,527,954)
Investments — affiliated (Note 2)	1,215	9
Foreign currency transactions	—	536
Forward currency contracts	(26,798)	—

Net realized loss	(25,583)	(1,527,409)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	—	8,401,635
Investments — affiliated (Note 2)	208,408	(43)
Forward currency contracts	73,361	—
Translation of assets and liabilities in foreign currencies	—	(4,123)

Net change in unrealized appreciation/depreciation	281,769	8,397,469

Net realized and unrealized gain	256,186	6,870,060

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$272,483	$7,490,507

[a]	Net of foreign withholding tax of $ — and $92,256, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged JPX-Nikkei 400 ETF		iShares JPX-Nikkei 400 ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,297	$50,263	$620,447	$1,313,369
Net realized gain (loss)	(25,583)	(64,506)	(1,527,409)	9,943,244
Net change in unrealized appreciation/depreciation	281,769	323,940	8,397,469	1,970,065

Net increase in net assets resulting from operations	272,483	309,697	7,490,507	13,226,678

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,294)	(50,253)	(534,543)	(1,988,929)

Total distributions to shareholders	(16,294)	(50,253)	(534,543)	(1,988,929)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,225,598	—	—
Cost of shares redeemed	—	(2,382,104)	—	(77,526,490)

Net decrease in net assets from capital share transactions	—	(1,156,506)	—	(77,526,490)

INCREASE (DECREASE) IN NET ASSETS	256,189	(897,062)	6,955,964	(66,288,741)

NET ASSETS
Beginning of period	2,556,739	3,453,801	83,534,592	149,823,333

End of period	$2,812,928	$2,556,739	$90,490,556	$83,534,592

Undistributed net investment income included in net assets at end of period	$3	$—	$331,804	$245,900

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	—	—
Shares redeemed	—	(100,000)	—	(1,500,000)

Net decrease in shares outstanding	—	(50,000)	—	(1,500,000)

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged JPX-Nikkei 400 ETF

	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from Sep. 29, 2015[a] to Mar. 31, 2016
Net asset value, beginning of period	$25.57	$23.03	$23.88

Income from investment operations:
Net investment income[b]	0.16	0.47	0.23
Net realized and unrealized gain (loss)[c]	2.56	2.57	(0.69)

Total from investment operations	2.72	3.04	(0.46)

Less distributions from:
Net investment income	(0.16)	(0.50)	(0.20)
Net realized gain	—	—	(0.19)

Total distributions	(0.16)	(0.50)	(0.39)

Net asset value, end of period	$28.13	$25.57	$23.03

Total return	10.68%[d]	13.44%	(2.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,813	$2,557	$3,454
Ratio of expenses to average net assets[e,f]	0.00%	0.00%	0.00%[g]
Ratio of expenses to average net assets prior to waived fees[e,f]	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.22%	1.98%	1.85%
Portfolio turnover rate[h,i]	3%[d]	20%	7%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. The ratio does not include these indirect fees and expenses.
[g]	Rounds to less than 0.01%.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 22 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$55.69	$49.94	$53.69	$49.02	$46.27	$43.90

Income from investment operations:
Net investment income[a]	0.41	0.70	0.87	0.61	0.70	0.69
Net realized and unrealized gain (loss)[b]	4.59	6.15	(3.93)	4.75	2.67	2.55

Total from investment operations	5.00	6.85	(3.06)	5.36	3.37	3.24

Less distributions from:
Net investment income	(0.36)	(1.10)	(0.69)	(0.69)	(0.62)	(0.87)

Total distributions	(0.36)	(1.10)	(0.69)	(0.69)	(0.62)	(0.87)

Net asset value, end of period	$60.33	$55.69	$49.94	$53.69	$49.02	$46.27

Total return	8.99%[c]	13.84%	(5.78)%	11.03%	7.04%[d]	7.95%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,491	$83,535	$149,823	$80,542	$88,227	$69,409
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.42%	1.32%	1.67%	1.21%	1.41%	1.70%
Portfolio turnover rate[f]	6%[c]	7%	27%	2%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 7.30% and 7.70%, respectively.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400	Non-diversified
JPX-Nikkei 400	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF. The financial statements and schedule of investments for the iShares JPX-Nikkei 400 ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the iShares Currency Hedged JPX-Nikkei 400 ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

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The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
JPX-Nikkei 400
Goldman Sachs & Co.	$37,934	$37,934	$—
Merrill Lynch, Pierce, Fenner & Smith	40,510	40,510	—
Morgan Stanley & Co. LLC	83,943	83,943	—

	$162,387	$162,387	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA is entitled to an annual investment advisory fee of 0.59%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares JPX-Nikkei 400 ETF (“JPXN”) after taking into account any fee waivers by JPXN.

For its investment advisory services to JPXN, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2017, the iShares JPX-Nikkei 400 ETF paid to BTC securities lending agent services and collateral investment fees in the amount of $570.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged JPX-Nikkei 400	$122,799	$79,585
JPX-Nikkei 400	5,270,031	5,086,437

There were no in-kind transactions (see Note 4) for the six months ended September 30, 2017.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

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iSHARES® TRUST

5.	FORWARD CURRENCY CONTRACTS

The currency-hedged fund uses forward currency contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held by the Fund or its underlying fund. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF as of September 30, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation	$58,232

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation	$3,207

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF during the six months ended September 30, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts	$(26,798)	$73,361

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended September 30, 2017:

Average amounts purchased in U.S. dollars	$3,563,301
Average amounts sold in U.S. dollars	$6,296,982

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Except for NDFs, the forward currency contracts held by the Fund generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as “Cash pledged to broker” on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market fund, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for collateral on forwards.” To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF that are subject to potential offset on the statement of assets and liabilities as of September 30, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$58,232	$(3,207)	$55,025

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$3,207	$(3,207)	$—

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors,

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Currency Hedged JPX-Nikkei 400	$568,979	$—	$—	$568,979
JPX-Nikkei 400	14,457,526	3,393,670	3,537,890	21,389,086

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

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comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged JPX-Nikkei 400	$0.105769	$—	$0.057170	$0.162939	65%	—%	35%	100%
JPX-Nikkei 400	0.231307	—	0.125055	0.356362	65	—	35	100

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc., and Nikkei Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-310-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares International Preferred Stock ETF | IPFF | BATS
➢	iShares U.S. Preferred Stock ETF | PFF | NASDAQ

Fund Performance Overview

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

Performance as of September 30, 2017

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 10.76%, net of fees, while the total return for the Index was 10.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.69%	20.76%	20.01%	19.69%	20.76%	20.01%
5 Years	(2.33)%	(2.34)%	(1.88)%	(11.11)%	(11.19)%	(9.05)%
Since Inception	(0.26)%	(0.22)%	0.21%	(1.49)%	(1.30)%	1.25%

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.60	$2.91	$1,000.00	$1,022.30	$2.79	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	60.24%
Energy	24.34
Utilities	6.16
Real Estate	4.39
Industrials	3.30
Telecommunication Services	1.57

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 9/30/17

Country	Percentage of Total Investments*

Canada	79.51%
United Kingdom	15.22
Sweden	2.89
Australia	1.47
Singapore	0.91

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. PREFERRED STOCK ETF

Performance as of September 30, 2017

The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 3.13%, net of fees, while the total return for the Index was 3.55%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.25%	3.95%	4.95%	4.25%	3.95%	4.95%
5 Years	5.66%	5.60%	6.33%	31.67%	31.29%	35.94%
10 Years	5.02%	4.99%	5.53%	63.27%	62.67%	71.33%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.30	$2.39	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector/Investment type	Percentage of Total Investments*

Financials	67.24%
Real Estate	10.29
Consumer Discretionary	5.56
Health Care	3.76
Utilities	3.13
Energy	2.89
Telecommunication Services	2.83
Industrials	1.91
Consumer Staples	1.62
Others**	0.77

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Wells Fargo & Co. Series L, 7.50%	3.01%
HSBC Holdings PLC Series 2, 8.00%	2.50
Allergan PLC Series A, 5.50%	2.27
GMAC Capital Trust I Series 2, 7.10%	1.73
Barclays Bank PLC Series 5, 8.13%	1.72
Citigroup Capital XIII, 7.68%	1.53
Becton Dickinson and Co. Series A, 6.13%	1.49
HSBC Holdings PLC, 8.13%	1.49
Wells Fargo & Co. Series J, 8.00%	1.29
Deutsche Bank Contingent Capital Trust III, 7.60%	1.25

TOTAL	18.28%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2017

Security	Shares	Value
PREFERRED STOCKS — 99.32%

AUSTRALIA — 1.46%
Brookfield Infrastructure Partners LP Series 5, 5.35%[a]	28,735	$594,161
Brookfield Infrastructure Partners LP Series 7, 5.00%[a]	34,469	695,085

		1,289,246
CANADA — 78.97%
AltaGas Ltd. Series I, 5.25%[b]	22,992	473,205
AltaGas Ltd. Series K, 5.00%[a]	34,396	704,889
Bank of Montreal Series 27, 4.00%[b]	57,475	1,045,042
Bank of Montreal Series 29, 3.90%[b]	45,980	823,533
Bank of Montreal Series 31, 3.80%[b]	34,485	611,584
Bank of Montreal Series 38, 4.85%[a]	68,943	1,447,602
Bank of Montreal Series 40, 4.50%[a]	57,475	1,172,800
Bank of Nova Scotia (The) Series 32, 2.06%[b]	32,071	589,287
Bank of Nova Scotia (The) Series 34, 5.50%[a]	40,230	865,300
Bank of Nova Scotia (The) Series 38, 4.85%[a]	57,431	1,214,608
BCE Inc. Series AK, 2.95%[b]	65,366	959,074
BCE Inc. Series AM, 2.76%[a]	27,431	418,708
Brookfield Asset Management Inc. Series 24, 3.01%[a]	26,995	440,977
Brookfield Asset Management Inc. Series 26, 3.47%[a]	28,456	472,579
Brookfield Asset Management Inc. Series 32, 4.50%[b]	34,434	667,397
Brookfield Asset Management Inc. Series 36, 4.85%	22,841	401,793
Brookfield Asset Management Inc. Series 37, 4.90%	22,841	409,463
Brookfield Asset Management Inc. Series 42, 4.50%[b]	34,485	666,180
Brookfield Asset Management Inc. Series 44, 5.00%[b]	28,665	601,423
Brookfield Asset Management Inc. Series 46, 4.80%[a]	34,485	709,195
Brookfield Office Properties Inc. Series EE, 5.10%[a]	31,607	638,130
Brookfield Office Properties Inc. Series GG, 4.85%[a]	31,430	615,708
Brookfield Office Properties Inc. Series T, 4.60%[b]	28,735	533,963

Security	Shares	Value
Brookfield Renewable Partners LP Series 9, 5.75%[a]	22,992	$477,434
Canadian Imperial Bank of Commerce Series 39, 3.90%[b]	45,980	821,327
Canadian Imperial Bank of Commerce Series 41, 3.75%[b]	34,485	606,621
Canadian Utilities Ltd. Series FF, 4.50%[b]	28,735	597,377
Capital Power Corp. Series 7, 6.00%[a]	22,992	477,985
Element Fleet Management Corp. Series G, 6.50%[b]	19,825	392,172
Emera Inc. Series C, 4.10%[b]	28,735	545,681
Enbridge Inc. Series 03, 4.00%[b]	51,498	835,893
Enbridge Inc. Series 07, 4.40%[b]	21,453	364,511
Enbridge Inc. Series 09, 4.40%[b]	23,600	403,822
Enbridge Inc. Series 11, 4.40%[b]	42,906	733,140
Enbridge Inc. Series 13, 4.40%[b]	30,039	515,682
Enbridge Inc. Series 15, 4.40%[b]	23,600	407,030
Enbridge Inc. Series 17, 5.15%[a]	64,370	1,328,421
Enbridge Inc. Series B, 3.42%[b]	39,244	585,530
Enbridge Inc. Series D, 4.00%[b]	38,620	615,746
Enbridge Inc. Series F, 4.00%[b]	42,911	718,128
Enbridge Inc. Series H, 4.00%[b]	30,039	464,282
Enbridge Inc. Series N, 4.00%[b]	38,620	656,199
Enbridge Inc. Series P, 4.00%[b]	34,329	572,036
Enbridge Inc. Series R, 4.00%[b]	34,329	568,193
Fairfax Financial Holdings Ltd. Series K, 4.67%[b]	27,292	513,478
Fairfax Financial Holdings Ltd. Series M, 4.75%[b]	26,430	524,099
Fortis Inc./Canada Series M, 4.10%[b]	68,970	1,284,933
Great-West Lifeco Inc. Series T, 5.15%	22,991	445,426
Husky Energy Inc. Series 03, 4.50%[b]	28,735	556,250
Husky Energy Inc. Series 05, 4.50%[b]	22,992	454,453
Industrial Alliance Insurance & Financial Services Inc. Series G, 3.77%[b]	28,735	526,841
Intact Financial Corp. Series 03, 3.33%[b]	24,153	436,266
Manulife Financial Corp. Series 15, 3.90%[b]	22,992	391,580
Manulife Financial Corp. Series 17, 3.90%[b]	40,230	717,974
Manulife Financial Corp. Series 21, 5.60%[a]	48,772	1,045,128

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2017

Security	Shares	Value
Manulife Financial Corp. Series 23, 4.85%[a]	54,600	$1,120,246
National Bank of Canada Series 30, 4.10%[b]	40,230	731,162
National Bank of Canada Series 32, 3.90%[b]	34,485	603,587
National Bank of Canada Series 34, 5.60%[a]	45,980	983,461
National Bank of Canada Series 36, 5.40%[a]	45,920	971,162
Pembina Pipeline Corp. Series 01, 4.25%[b]	28,735	496,742
Pembina Pipeline Corp. Series 05, 5.00%[b]	28,735	551,655
Pembina Pipeline Corp. Series 07, 4.50%[b]	28,735	543,154
Pembina Pipeline Corp. Series 09, 4.75%[b]	25,862	522,141
Pembina Pipeline Corp. Series 11, 5.75%[a]	19,538	411,022
Pembina Pipeline Corp. Series 13, 5.75%[a]	28,728	604,353
Power Financial Corp. Series S, 4.80%	34,485	633,643
Power Financial Corp. Series V, 5.15%	28,730	561,667
Royal Bank of Canada Series AJ, 3.52%[b]	39,019	780,286
Royal Bank of Canada Series AZ, 4.00%[b]	57,475	1,034,012
Royal Bank of Canada Series BB, 3.90%[b]	57,475	1,035,391
Royal Bank of Canada Series BD, 3.60%[a]	68,959	1,328,838
Royal Bank of Canada Series BK, 5.50%[a,c]	83,338	1,787,837
Royal Bank of Canada Series BM, 5.50%[a]	86,211	1,850,850
Sun Life Financial Inc. Series 04, 4.45%	34,485	586,768
Toronto-Dominion Bank (The) Series 01, 3.90%[b]	57,462	1,035,157
Toronto-Dominion Bank (The) Series 03, 3.80%[b]	57,462	1,032,859
Toronto-Dominion Bank (The) Series 05, 3.75%[b]	57,462	1,030,103
Toronto-Dominion Bank (The) Series 07, 3.60%[b]	40,225	787,035

Security	Shares	Value
Toronto-Dominion Bank (The) Series 09, 3.70%[b]	22,981	$454,787
Toronto-Dominion Bank (The) Series 12, 5.50%[a]	80,450	1,729,098
Toronto-Dominion Bank (The) Series 14, 4.85%[a]	114,936	2,412,402
TransCanada Corp. Series 01, 3.27%[b]	27,293	436,679
TransCanada Corp. Series 05, 2.26%[b]	36,534	491,054
TransCanada Corp. Series 07, 4.00%[b]	68,970	1,223,719
TransCanada Corp. Series 09, 4.25%[b]	51,725	924,362
TransCanada Corp. Series 11, 3.80%[b]	28,735	551,425
TransCanada Corp. Series 13, 5.50%[a]	57,431	1,219,660
TransCanada Corp. Series 15, 4.90%[a]	114,951	2,385,142
Westcoast Energy Inc. Series 12, 5.20%[a]	34,485	719,121

		69,636,658
SINGAPORE — 0.91%
City Developments Ltd., Preference Shares[b,d]	950,729	798,138

		798,138
SWEDEN — 2.87%
Klovern AB, Preference Shares	47,254	1,817,829
Sagax AB, Preference Shares	167,397	709,592

		2,527,421
UNITED KINGDOM — 15.11%
Aviva PLC, 8.38%	287,378	614,005
Aviva PLC, 8.75%	287,378	638,103
Balfour Beatty PLC, 9.68%[d]	321,865	499,843
Doric Nimrod Air Three Ltd., Preference Shares	632,235	886,409
Doric Nimrod Air Two Ltd., Preference Shares	496,442	1,499,448
Ecclesiastical Insurance Group PLC, 8.63%	305,914	619,749
General Accident PLC, 7.88%	316,114	627,689
General Accident PLC, 8.88%	402,330	900,093
Lloyds Banking Group PLC, 6.48%	166,917	248,018
Lloyds Banking Group PLC, 9.25%	862,101	1,937,368
Lloyds Banking Group PLC, 9.75%	160,184	358,632
National Westminster Bank PLC Series A, 9.00%	402,332	842,070
Raven Russia Ltd., 12.00%	283,792	521,627
RSA Insurance Group PLC, 7.38%	359,221	692,199
Santander UK PLC, 10.38%	574,733	1,397,601
Standard Chartered PLC, 7.38%	275,983	488,297

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2017

Security	Shares	Value
Standard Chartered PLC, 8.25%	285,221	$553,910

		13,325,061

TOTAL PREFERRED STOCKS
(Cost: $81,418,618)		87,576,524

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[e,f]	78,359	78,359

		78,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,359)		78,359

TOTAL INVESTMENTS IN SECURITIES — 99.41%
(Cost: $81,496,977)[g]		87,654,883
Other Assets, Less Liabilities — 0.59%		522,426

NET ASSETS — 100.00%		$88,177,309

[a]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[b]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Convertible preferred stock.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $81,948,985. Net unrealized appreciation was $5,705,898, of which $6,429,797 represented gross unrealized appreciation on investments and $723,899 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	13,249	65,110	[b]	—	78,359	$78,359	$—	$—	$408

						$78,359	$—	$—	$408

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

September 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Preferred stocks	$87,576,524	$—	$—	$87,576,524
Money market funds	78,359	—	—	78,359

Total	$87,654,883	$—	$—	$87,654,883

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 0.30%

EXCHANGE-TRADED FUNDS — 0.30%
iShares 0-5 Year High Yield Corporate Bond ETF[a]	103,000	$4,926,490
iShares Core U.S. Aggregate Bond ETF[a]	455,000	49,863,450

		54,789,940

TOTAL INVESTMENT COMPANIES
(Cost: $54,983,267)		54,789,940

PREFERRED STOCKS — 95.70%

AEROSPACE & DEFENSE — 0.17%
Arconic Inc., 5.38%[b]	825,000	32,092,500

		32,092,500
AUTOMOBILES — 5.15%
Countrywide Capital V, 7.00%	6,628,970	172,419,510
Deutsche Bank Contingent Capital Trust II, 6.55%	3,476,014	88,916,438
Deutsche Bank Contingent Capital Trust III, 7.60%	8,558,972	223,303,579
Deutsche Bank Contingent Capital Trust V, 8.05%	6,140,814	163,222,836
GMAC Capital Trust I Series 2, 7.10%[c]	11,695,359	308,757,478

		956,619,841
BANKS — 35.76%
Associated Banc-Corp Series D, 5.38%	434,479	10,944,526
Banc of California Inc. Series E, 7.00%	576,723	15,363,901
Bank of America Corp., 6.20%	2,895,648	77,400,671
Bank of America Corp. Series 3, 6.38%	2,830,414	72,854,856
Bank of America Corp. Series 4, 4.00%[c,d]	899,146	21,516,564
Bank of America Corp. Series 5, 4.00%[c]	1,005,230	23,723,428
Bank of America Corp. Series D, 6.20%	1,483,924	38,211,043
Bank of America Corp. Series E, 4.00%[c]	199,624	4,946,683
Bank of America Corp. Series EE, 6.00%	2,619,307	69,647,373
Bank of America Corp. Series H, 3.00%[c]	889,565	19,837,299

Security	Shares	Value
Bank of America Corp. Series I, 6.63%	866,995	$22,221,082
Bank of America Corp. Series W, 6.63%	2,663,564	72,422,305
Bank of America Corp. Series Y, 6.50%	3,138,911	84,562,262
Barclays Bank PLC Series 5, 8.13%[d]	11,534,362	306,237,311
BB&T Corp., 5.63%	2,003,996	53,406,493
BB&T Corp., 5.85%[d]	2,454,894	62,280,661
BB&T Corp. Series E, 5.63%[d]	4,904,832	124,092,250
BB&T Corp. Series F, 5.20%[d]	1,922,061	48,608,923
BB&T Corp. Series G, 5.20%	2,177,015	55,426,802
Citigroup Inc. Series C, 5.80%	2,562,123	66,051,531
Citigroup Inc. Series J, 7.13%[c]	4,179,744	121,170,779
Citigroup Inc. Series K, 6.88%[c]	6,474,319	187,690,508
Citigroup Inc. Series L, 6.88%	2,083,956	56,162,614
Citigroup Inc. Series S, 6.30%	4,482,427	121,832,366
Fifth Third Bancorp. Series I, 6.63%[c]	2,231,366	66,918,666
First Republic Bank/CA, 5.50%	866,497	21,931,039
First Republic Bank/CA, 5.63%	641,128	16,297,474
First Republic Bank/CA Series G, 5.50%	669,377	17,490,821
First Republic Bank/CA Series H, 5.13%	888,462	22,255,973
HSBC Holdings PLC, 8.13%	9,718,083	265,109,304
HSBC Holdings PLC Series 2, 8.00%[d]	16,475,690	444,514,116
HSBC Holdings PLC Series A, 6.20%	6,342,205	167,370,790
Huntington Bancshares Inc./OH Series D, 6.25%	2,631,303	72,150,328
ING Groep NV, 6.13%	3,096,392	80,320,408
ING Groep NV, 6.20%	2,219,921	55,475,826
ING Groep NV, 6.38%[d]	4,597,181	118,147,552
JPMorgan Chase & Co. Series AA, 6.10%	5,909,673	159,324,784
JPMorgan Chase & Co. Series BB, 6.15%	4,965,000	134,501,850
JPMorgan Chase & Co. Series O, 5.50%	5,389,359	136,512,463
JPMorgan Chase & Co. Series P, 5.45%	3,893,260	99,278,130
JPMorgan Chase & Co. Series T, 6.70%	3,998,758	107,566,590

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2017

Security	Shares	Value
JPMorgan Chase & Co. Series W, 6.30%	3,815,485	$101,949,759
JPMorgan Chase & Co. Series Y, 6.13%	6,174,916	165,179,003
KeyCorp Series E, 6.13%[e]	2,174,894	63,920,135
National Westminster Bank PLC Series C, 7.76%	1,124,470	28,685,230
People’s United Financial Inc. Series A, 5.63%[e]	1,104,542	29,656,953
PNC Financial Services Group Inc. (The) Series P, 6.13%[a,c]	6,372,991	182,968,572
PNC Financial Services Group Inc. (The) Series Q, 5.38%[a]	2,033,607	52,345,044
Regions Financial Corp. Series A, 6.38%	2,535,669	64,532,776
Regions Financial Corp. Series B, 6.38%[c]	2,461,517	70,350,156
Royal Bank of Scotland Group PLC Series S, 6.60%	2,945,459	75,639,387
Santander Finance Preferred SAU Series 6, 4.00%[c,d]	1,554,973	37,785,844
SunTrust Banks Inc., 4.00%[f]	755,695	18,877,261
SunTrust Banks Inc. Series E, 5.88%	2,011,300	51,187,585
U.S. Bancorp. Series B, 3.50%[c]	4,503,915	105,571,768
U.S. Bancorp. Series F, 6.50%[c]	4,843,871	141,198,840
U.S. Bancorp. Series H, 5.15%[d]	2,189,699	56,559,925
Wells Fargo & Co., 5.20%	3,167,800	79,226,678
Wells Fargo & Co., 5.70%	3,209,245	83,440,370
Wells Fargo & Co., 5.85%[c]	7,285,941	198,760,470
Wells Fargo & Co., 6.63%[c]	3,547,936	102,570,830
Wells Fargo & Co. Series J, 8.00%	9,012,760	229,825,380
Wells Fargo & Co. Series L, 7.50%[b]	407,543	535,919,045
Wells Fargo & Co. Series O, 5.13%	2,745,427	68,690,584
Wells Fargo & Co. Series P, 5.25%	2,639,834	66,866,995
Wells Fargo & Co. Series T, 6.00%	2,952,430	77,383,190
Wells Fargo & Co. Series V, 6.00%	4,054,623	107,244,778
Wells Fargo & Co. Series X, 5.50%	4,639,122	119,271,827

		6,637,386,730

Security	Shares	Value
CAPITAL MARKETS — 12.99%
Apollo Global Management LLC, 6.38%	1,226,713	$32,287,086
Apollo Investment Corp., 6.63%	643,832	16,095,800
Ares Management LP Series A, 7.00%	1,343,663	36,440,141
Bank of New York Mellon Corp. (The), 5.20%[d]	2,542,148	64,341,766
Charles Schwab Corp. (The), 5.95%	3,250,114	88,208,094
Charles Schwab Corp. (The) Series B, 6.00%	2,099,135	53,297,038
Charles Schwab Corp. (The) Series C, 6.00%	2,603,561	70,660,646
Gabelli Dividend & Income Trust (The) Series G, 5.25%[d]	456,424	11,515,578
Goldman Sachs Group Inc. (The), 4.00%[c]	866,232	20,616,322
Goldman Sachs Group Inc. (The), 5.95%	3,683,400	94,074,036
Goldman Sachs Group Inc. (The) Series A, 3.75%[c]	3,248,598	77,284,146
Goldman Sachs Group Inc. (The) Series B, 6.20%[d]	3,466,649	91,034,203
Goldman Sachs Group Inc. (The) Series D, 4.00%[c]	5,862,618	135,543,728
Goldman Sachs Group Inc. (The) Series J, 5.50%[c]	4,476,498	121,984,570
Goldman Sachs Group Inc. (The) Series K, 6.38%[c]	3,031,308	88,726,385
Goldman Sachs Group Inc. (The) Series N, 6.30%	2,925,165	80,442,037
KKR & Co. LP Series A, 6.75%[d]	1,237,167	33,799,402
KKR & Co. LP Series B, 6.50%	672,027	18,306,015
KKR Financial Holdings LLC Series A, 7.38%	1,652,159	42,609,181
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%	1,685,144	41,842,125
Merrill Lynch Capital Trust I Series K, 6.45%[c]	4,367,096	113,937,535
Merrill Lynch Capital Trust III, 7.38%[c]	3,109,335	82,521,751
Morgan Stanley, 6.88%[c]	3,742,197	108,112,071
Morgan Stanley Series A, 4.00%[c,d]	4,759,140	109,745,768

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2017

Security	Shares	Value
Morgan Stanley Series E, 7.13%[c]	3,753,214	$110,119,299
Morgan Stanley Series G, 6.63%	2,195,759	59,263,535
Morgan Stanley Series I, 6.38%[c]	4,332,829	122,792,374
Morgan Stanley Series K, 5.85%[e]	4,347,498	118,860,595
Northern Trust Corp. Series C, 5.85%	1,771,022	46,099,703
State Street Corp., 6.00%	3,203,901	85,448,040
State Street Corp. Series C, 5.25%	2,136,646	53,736,647
State Street Corp. Series D, 5.90%[c,d]	3,334,136	92,955,712
State Street Corp. Series G, 5.35%[e]	2,163,396	58,887,639
Stifel Financial Corp. Series A, 6.25%[d]	661,456	17,753,479
Virtus Investment Partners Inc. Series D, 7.25%[b,d]	122,592	12,721,372

		2,412,063,819
CHEMICALS — 0.11%
Rayonier Advanced Materials Inc. Series A, 8.00%[b]	196,191	20,372,473

		20,372,473
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Pitney Bowes Inc., 6.70%	1,899,059	48,501,967
Stericycle Inc., 5.25%[b]	795,448	46,804,160

		95,306,127
CONSUMER FINANCE — 2.63%
Capital One Financial Corp. Series B, 6.00%	3,740,317	94,443,004
Capital One Financial Corp. Series C, 6.25%	2,137,097	56,654,442
Capital One Financial Corp. Series D, 6.70%	2,215,413	60,192,771
Capital One Financial Corp. Series F, 6.20%	2,139,593	57,769,011
Capital One Financial Corp. Series G, 5.20%	2,579,274	64,920,327
Capital One Financial Corp. Series H, 6.00%	2,149,314	57,279,218
Discover Financial Services Series B, 6.50%	2,638,380	67,146,771
Navient Corp., 6.00%	1,215,457	29,219,586

		487,625,130
DIVERSIFIED FINANCIAL SERVICES — 2.51%
Allied Capital Corp., 6.88%	981,014	25,192,439

Security	Shares	Value
Citigroup Capital XIII, 7.68%[c]	9,799,482	$272,229,610
General Electric Co., 4.88%	6,619,708	168,346,356

		465,768,405
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.88%
Frontier Communications Corp. Series A, 11.13%[b]	2,119,209	40,773,581
Qwest Corp., 7.00%	4,094,521	103,819,335
Qwest Corp., 7.50%	705,529	17,941,602

		162,534,518
ELECTRIC UTILITIES — 2.94%
Duke Energy Corp., 5.13%	2,239,065	57,051,376
FPL Group Capital Trust I, 5.88%[d]	1,378,711	35,115,769
NextEra Energy Capital Holdings Inc., 5.00%	2,025,112	51,032,822
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,775,410	44,722,578
NextEra Energy Capital Holdings Inc. Series H, 5.63%	1,573,869	39,551,328
NextEra Energy Capital Holdings Inc. Series I, 5.13%	2,245,443	56,472,892
PPL Capital Funding Inc. Series B, 5.90%	2,065,668	53,108,324
SCE Trust II, 5.10%[d]	1,815,782	45,612,444
SCE Trust III, 5.75%[c]	1,228,356	33,890,342
SCE Trust IV Series J, 5.38%[c]	1,458,159	39,618,180
SCE Trust V Series K, 5.45%[e]	1,348,200	37,614,780
SCE Trust VI, 5.00%	2,044,184	51,881,390

		545,672,225
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.33%
Belden Inc., 6.75%[b]	566,701	61,237,710

		61,237,710
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.88%
American Homes 4 Rent Series D, 6.50%	1,063,449	29,351,192
American Homes 4 Rent Series E, 6.35%	942,390	25,048,726
American Homes 4 Rent Series F, 5.88%	634,000	16,281,120
American Tower Corp., 5.50%[b]	1,498,678	182,958,610
Ashford Hospitality Trust Inc. Series D, 8.45%	827,075	20,966,351
Ashford Hospitality Trust Inc. Series F, 7.38%	497,632	12,400,989

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2017

Security	Shares	Value
Ashford Hospitality Trust Inc. Series G, 7.38%	699,982	$17,765,543
Boston Properties Inc., 5.25%	1,002,764	24,988,879
CBL & Associates Properties Inc. Series D, 7.38%[d]	1,939,493	47,401,209
CBL & Associates Properties Inc. Series E, 6.63%[d]	721,604	17,729,810
Cedar Realty Trust Inc. Series B, 7.25%	375,540	9,493,651
City Office REIT Inc. Series A, 6.63%	485,955	12,625,111
Colony NorthStar Inc. Series B, 8.25%[d]	1,572,689	39,836,212
Colony NorthStar Inc. Series C, 8.88%	553,589	14,022,409
Colony NorthStar Inc. Series D, 8.50%	862,106	22,302,682
Colony NorthStar Inc. Series E, 8.75%	1,148,220	31,346,406
Colony NorthStar Inc. Series H, 7.13%	1,282,082	32,923,866
Colony NorthStar Inc. Series I, 7.15%	1,308,181	33,306,288
DDR Corp. Series A, 6.38%	784,030	20,423,982
Digital Realty Trust Inc., 6.63%	887,456	25,052,883
Digital Realty Trust Inc. Series G, 5.88%	1,177,285	29,620,491
Digital Realty Trust Inc. Series H, 7.38%	1,641,677	44,522,280
Digital Realty Trust Inc. Series I, 6.35%	1,124,739	30,446,685
Equity Commonwealth, 5.75%	817,776	20,665,200
Hersha Hospitality Trust Series D, 6.50%	832,927	21,306,273
Hersha Hospitality Trust Series E, 6.50%	417,164	10,583,451
Kimco Realty Corp. Series I, 6.00%	792,492	20,089,672
Kimco Realty Corp. Series J, 5.50%	1,084,012	27,490,544
Kimco Realty Corp. Series K, 5.63%	820,011	20,844,680
Monmouth Real Estate Investment Corp. Series C, 6.13%	931,451	23,453,936
National Retail Properties Inc. Series E, 5.70%	1,341,588	34,264,158

Security	Shares	Value
National Retail Properties Inc. Series F, 5.20%	1,531,639	$38,413,506
Pennsylvania REIT Series C, 7.20%	745,485	19,375,155
PS Business Parks Inc. Series T, 6.00%	1,561,436	39,285,730
PS Business Parks Inc. Series W, 5.20%	854,701	21,615,388
Public Storage Series A, 5.88%	887,602	23,752,230
Public Storage Series B, 5.40%	1,351,445	35,813,292
Public Storage Series C, 5.13%[d]	906,335	23,247,493
Public Storage Series D, 4.95%	1,437,145	36,201,683
Public Storage Series E, 4.90%	1,542,914	38,418,559
Public Storage Series F, 5.15%	1,098,323	27,820,522
Public Storage Series U, 5.63%	1,302,202	32,815,490
Public Storage Series V, 5.38%	2,212,005	55,963,726
Public Storage Series W, 5.20%	2,240,661	56,867,976
Public Storage Series X, 5.20%[d]	1,030,046	25,864,455
Public Storage Series Y, 6.38%	1,278,227	34,448,218
Public Storage Series Z, 6.00%[d]	1,309,531	34,244,236
Senior Housing Properties Trust, 5.63%	1,603,207	40,705,426
SL Green Realty Corp. Series I, 6.50%	1,013,969	25,653,416
VEREIT Inc. Series F, 6.70%	4,793,280	123,331,094
Vornado Realty Trust Series K, 5.70%	1,355,476	34,130,886
Vornado Realty Trust Series L, 5.40%	1,347,541	34,227,541
Washington Prime Group Inc. Series H, 7.50%	469,715	11,841,515
Welltower Inc., 6.50%[b]	1,567,516	99,427,540

		1,832,978,366
FOOD PRODUCTS — 1.56%
CHS Inc., 6.75%[c,d]	2,211,061	60,914,731
CHS Inc., 8.00%	1,366,751	40,551,502
CHS Inc. Series 1, 7.88%	2,283,916	67,010,096
CHS Inc. Series 2, 7.10%[c]	1,923,522	55,801,373
CHS Inc. Series 4, 7.50%	2,271,312	65,141,228

		289,418,930
HEALTH CARE EQUIPMENT & SUPPLIES — 1.43%
Becton Dickinson and Co. Series A, 6.13%[b]	4,809,557	265,776,120

		265,776,120

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2017

Security	Shares	Value
INSURANCE — 8.30%
Aegon NV, 6.38%	4,374,491	$113,255,572
Aegon NV, 6.50%	2,210,798	58,033,448
Aegon NV, 8.00%	2,316,383	60,851,381
Aegon NV Series 1, 4.00%[c]	1,127,522	27,286,032
Aflac Inc., 5.50%	2,378,210	60,168,713
Allstate Corp. (The), 5.10%[c]	2,267,611	60,885,355
Allstate Corp. (The), 5.63%[d]	1,327,911	33,861,731
Allstate Corp. (The) Series C, 6.75%	1,758,470	46,529,116
Allstate Corp. (The) Series E, 6.63%	3,345,689	89,664,465
Allstate Corp. (The) Series F, 6.25%	1,166,009	31,132,440
AmTrust Financial Services Inc. Series D, 7.50%	841,765	20,867,354
AmTrust Financial Services Inc. Series E, 7.75%	671,998	17,001,549
AmTrust Financial Services Inc. Series F, 6.95%	1,267,847	29,667,620
Arch Capital Group Ltd. Series C, 6.75%	448,363	11,410,838
Arch Capital Group Ltd. Series E, 5.25%	1,943,115	47,994,941
Aspen Insurance Holdings Ltd., 5.63%	1,137,148	28,531,043
Aspen Insurance Holdings Ltd., 5.95%[c]	1,268,820	35,349,325
Assured Guaranty Municipal Holdings Inc., 6.25%[d]	1,082,182	27,671,394
Axis Capital Holdings Ltd. Series D, 5.50%	1,099,106	27,609,543
Axis Capital Holdings Ltd. Series E, 5.50%	2,415,053	61,269,895
Endurance Specialty Holdings Ltd. Series C, 6.35%	1,049,736	28,080,438
Hartford Financial Services Group Inc. (The), 7.88%[c]	2,719,969	82,578,259
Maiden Holdings Ltd., 7.13%	704,768	18,267,587
MetLife Inc. Series A, 4.00%[c]	2,684,733	67,252,562
National General Holdings Corp. Series B, 7.50%[d]	760,383	19,404,974
National General Holdings Corp. Series C, 7.50%	901,041	22,652,171
PartnerRe Ltd. Series G, 6.50%[d]	74,315	2,009,478
PartnerRe Ltd. Series H, 7.25%	1,486,916	42,748,835

Security	Shares	Value
Prudential Financial Inc., 5.70%	3,238,966	$83,403,374
Prudential Financial Inc., 5.75%	2,637,897	67,503,784
Prudential PLC, 6.50%	1,318,880	34,792,054
Prudential PLC, 6.75%	1,086,642	28,872,078
Reinsurance Group of America Inc., 6.20%[c,d]	1,883,039	53,572,460
RenaissanceRe Holdings Ltd. Series E, 5.38%	1,267,269	31,922,506
Selective Insurance Group Inc., 5.88%	943,615	23,911,204
Validus Holdings Ltd., 5.80%	1,098,323	27,622,823
Validus Holdings Ltd. Series A, 5.88%	687,530	17,525,140

		1,541,161,482
MACHINERY — 0.74%
Rexnord Corp. Series A, 5.75%[b]	884,722	51,499,668
Stanley Black & Decker Inc., 5.75%	3,388,860	86,212,598

		137,712,266
MARINE — 0.41%
Seaspan Corp. Series D, 7.95%	606,499	14,525,651
Seaspan Corp. Series E, 8.25%	626,615	15,684,174
Seaspan Corp. Series G, 8.20%	880,876	21,317,199
Seaspan Corp. Series H, 7.88%	1,003,550	23,804,206

		75,331,230
MEDIA — 0.19%
Comcast Corp., 5.00%	1,357,025	34,685,559

		34,685,559
MORTGAGE REAL ESTATE INVESTMENT — 2.01%
AGNC Investment Corp. Series B, 7.75%	847,632	22,131,672
Annaly Capital Management Inc. Series C, 7.63%	1,314,012	33,139,383
Annaly Capital Management Inc. Series D, 7.50%	1,989,735	50,479,577
Annaly Capital Management Inc. Series E, 7.63%	1,321,907	33,682,190
Apollo Commercial Real Estate Finance Inc. Series C, 8.00%	811,764	20,602,570
ARMOUR Residential REIT Inc. Series B, 7.88%	636,705	15,917,625
Capstead Mortgage Corp. Series E, 7.50%	754,805	18,794,645
Chimera Investment Corp. Series A, 8.00%	651,551	17,103,214

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2017

Security	Shares	Value
Chimera Investment Corp. Series B, 8.00%[e]	1,414,352	$37,409,610
CYS Investments Inc. Series B, 7.50%	939,878	23,355,968
MFA Financial Inc. Series B, 7.50%	943,863	23,813,664
Resource Capital Corp., 8.25%	576,342	14,149,196
Resource Capital Corp., 8.63%[c]	568,617	14,488,361
Two Harbors Investment Corp. Series A, 8.13%[e]	658,276	17,733,955
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	1,161,527	30,687,543

		373,489,173
MULTI-UTILITIES — 0.07%
Just Energy Group Inc. Series A, 8.50%[e]	467,619	12,270,323

		12,270,323
OIL, GAS & CONSUMABLE FUELS — 2.77%
Blueknight Energy Partners LP Series A, 11.00%[b,c]	61,473	482,563
GasLog Partners LP Series A, 8.63%[e]	555,166	14,695,244
Hess Corp., 8.00%[b]	1,274,679	75,155,074
Kinder Morgan Inc/DE Series A, 9.75%[b,d]	3,481,277	148,128,336
NGL Energy Partners LP Series B, 9.00%[e]	826,161	20,108,759
NuStar Energy LP Series A, 8.50%[e]	1,005,517	27,179,124
NuStar Energy LP Series B, 7.63%[e]	1,664,587	42,863,115
NuStar Logistics LP, 7.63%[c]	1,818,830	46,125,529
Southwestern Energy Co. Series B, 6.25%	3,775,313	53,835,963
Teekay LNG Partners LP, 9.00%	561,708	14,531,386
Teekay Offshore Partners LP Series A, 7.25%[d]	742,188	16,699,230
Teekay Offshore Partners LP Series B, 8.50%	557,732	13,608,661
Tsakos Energy Navigation Ltd. Series E, 9.25%[e]	513,014	13,189,590
WPX Energy Inc. Series A, 6.25%[b]	523,506	27,902,870

		514,505,444

Security	Shares	Value
PHARMACEUTICALS — 2.18%
Allergan PLC Series A, 5.50%[b]	548,696	$404,838,883

		404,838,883
THRIFTS & MORTGAGE FINANCE — 0.34%
New York Community Bancorp Inc. Series A, 6.38%[e]	2,188,434	63,880,388

		63,880,388
WIRELESS TELECOMMUNICATION SERVICES — 1.84%
T-Mobile U.S. Inc., 5.50%[b]	2,180,363	217,840,068
Telephone & Data Systems Inc., 5.88%	935,524	23,378,745
Telephone & Data Systems Inc., 6.88%	1,019,762	25,942,745
Telephone & Data Systems Inc., 7.00%	1,331,090	34,475,231
U.S. Cellular Corp., 6.95%	1,530,256	39,603,025

		341,239,814

TOTAL PREFERRED STOCKS
(Cost: $17,796,689,580)		17,763,967,456

SHORT-TERM INVESTMENTS — 3.50%

MONEY MARKET FUNDS — 3.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[a,g,h]	32,725,262	32,735,079
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[a,g]	616,971,992	616,971,992

		649,707,071

TOTAL SHORT-TERM INVESTMENTS
(Cost: $649,700,146)		649,707,071

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.50%
(Cost: $18,501,372,993)[i]	$18,468,464,467
Other Assets, Less Liabilities — 0.50%	93,160,109

NET ASSETS — 100.00%	$18,561,624,576

[a]	Affiliated issuer. See Schedule 1.
[b]	Convertible preferred stock.
[c]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[f]	Floating rate security. Rate shown is the rate in effect as of period end.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $18,526,741,261. Net unrealized depreciation was $58,276,794, of which $547,394,704 represented gross unrealized appreciation on investments and $605,671,498 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%	25,876,780	6,848,482	[b]	—	32,725,262	$32,735,079	$843	$(3,426)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.97%	356,576,113	260,395,879	[b]	—	616,971,992	616,971,992	—	—	1,565,873
iShares 0-5 Year High Yield Corporate Bond ETF	—	103,000		—	103,000	4,926,490	—	412	—
iShares Core U.S. Aggregate Bond ETF	—	455,000		—	455,000	49,863,450	—	(193,739)	—
PNC Financial Services Group Inc. (The) Series P, 6.13%	6,222,991	150,000		—	6,372,991	182,968,572	—	2,047,336	4,783,624
PNC Financial Services Group Inc. (The) Series Q, 5.38%	1,969,964	63,643		—	2,033,607	52,345,044	—	1,605,633	1,331,970

						$939,810,627	$843	$3,456,216	$7,681,467

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

September 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$54,789,940	$—	$—	$54,789,940
Preferred stocks	17,763,967,456	—	—	17,763,967,456
Money market funds	649,707,071	—	—	649,707,071

Total	$18,468,464,467	$—	$—	$18,468,464,467

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$81,418,618	$17,567,435,336
Affiliated (Note 2)	78,359	933,937,657

Total cost of investments in securities	$81,496,977	$18,501,372,993

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$87,576,524	$17,528,653,840
Affiliated (Note 2)	78,359	939,810,627
Foreign currency, at value[b]	321,716	—
Cash	—	443,535
Receivables:
Investment securities sold	—	77,307,795
Due from custodian (Note 4)	29,960	—
Dividends and interest	256,914	63,747,996

Total Assets	88,263,473	18,609,963,793

LIABILITIES
Payables:
Investment securities purchased	29,960	6,544,340
Collateral for securities on loan (Note 1)	—	32,715,005
Capital shares redeemed	15,914	2,017,708
Investment advisory fees (Note 2)	40,290	7,062,164

Total Liabilities	86,164	48,339,217

NET ASSETS	$88,177,309	$18,561,624,576

Net assets consist of:
Paid-in capital	$94,297,306	$19,032,312,302
Undistributed net investment income	56,159	54,798,333
Accumulated net realized loss	(12,336,491)	(492,577,533)
Net unrealized appreciation (depreciation)	6,160,335	(32,908,526)

NET ASSETS	$88,177,309	$18,561,624,576

Shares outstanding[c]	4,750,000	477,850,000

Net asset value per share	$18.56	$38.84

[a]	Securities on loan with values of $ — and $32,127,302, respectively. See Note 1.
[b]	Cost of foreign currency: $322,306 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,639,344	$555,739,771
Dividends — affiliated (Note 2)	408	7,681,467
Securities lending income — affiliated — net (Note 2)	6	926,926

Total investment income	1,639,758	564,348,164

EXPENSES
Investment advisory fees (Note 2)	206,507	42,249,910
Proxy fees	1,401	378,737

Total expenses	207,908	42,628,647

Net investment income	1,431,850	521,719,517

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(343,724)	(74,871,113)
Investments — affiliated (Note 2)	—	843
In-kind redemptions — unaffiliated	1,109,151	14,193,930
Foreign currency transactions	28,809	—

Net realized gain (loss)	794,236	(60,676,340)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	5,404,310	87,114,106
Investments — affiliated (Note 2)	—	3,456,216
Translation of assets and liabilities in foreign currencies	693	—

Net change in unrealized appreciation/depreciation	5,405,003	90,570,322

Net realized and unrealized gain	6,199,239	29,893,982

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,631,089	$551,613,499

[a]	Net of foreign withholding tax of $220,366 and $70,177, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares International Preferred Stock ETF		iShares U.S. Preferred Stock ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,431,850	$3,469,700	$521,719,517	$933,677,534
Net realized gain (loss)	794,236	(11,908,797)	(60,676,340)	36,722,604
Net change in unrealized appreciation/depreciation	5,405,003	10,978,809	90,570,322	(208,534,163)

Net increase in net assets resulting from operations	7,631,089	2,539,712	551,613,499	761,865,975

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,451,988)	(3,363,351)	(504,159,233)	(937,408,872)

Total distributions to shareholders	(1,451,988)	(3,363,351)	(504,159,233)	(937,408,872)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,407,455	129,233,244	1,486,271,723	4,079,417,070
Cost of shares redeemed	(10,827,951)	(90,746,453)	(244,499,183)	(1,190,518,409)

Net increase in net assets from capital share transactions	19,579,504	38,486,791	1,241,772,540	2,888,898,661

INCREASE IN NET ASSETS	25,758,605	37,663,152	1,289,226,806	2,713,355,764

NET ASSETS
Beginning of period	62,418,704	24,755,552	17,272,397,770	14,559,042,006

End of period	$88,177,309	$62,418,704	$18,561,624,576	$17,272,397,770

Undistributed net investment income included in net assets at end of period	$56,159	$76,297	$54,798,333	$37,238,049

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	7,800,000	38,150,000	103,550,000
Shares redeemed	(600,000)	(5,700,000)	(6,300,000)	(31,500,000)

Net increase in shares outstanding	1,100,000	2,100,000	31,850,000	72,050,000

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$17.10	$15.97	$20.32	$23.87	$26.79	$25.90

Income from investment operations:
Net investment income[a]	0.34	0.74	0.83	0.89	1.03	1.11
Net realized and unrealized gain (loss)[b]	1.47	1.17	(4.20)	(3.54)	(2.45)	0.86

Total from investment operations	1.81	1.91	(3.37)	(2.65)	(1.42)	1.97

Less distributions from:
Net investment income	(0.35)	(0.78)	(0.98)	(0.90)	(1.40)	(1.08)
Net realized gain	—	—	—	—	(0.10)	—

Total distributions	(0.35)	(0.78)	(0.98)	(0.90)	(1.50)	(1.08)

Net asset value, end of period	$18.56	$17.10	$15.97	$20.32	$23.87	$26.79

Total return	10.76%[c]	12.35%	(16.73)%	(11.52)%	(5.35)%	7.80%

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,177	$62,419	$24,756	$34,546	$29,833	$148,692
Ratio of expenses to average net assets[d]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[d]	3.81%	4.55%	4.56%	3.88%	4.10%	4.24%
Portfolio turnover rate[e]	7%[c]	40%	32%	47%	60%	91%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$38.73	$38.93	$40.07	$39.03	$40.45	$38.93

Income from investment operations:
Net investment income[a]	1.12	2.17	2.24	2.35	2.39	2.53
Net realized and unrealized gain (loss)[b]	0.08	(0.18)	(1.13)	1.12	(1.25)	1.34

Total from investment operations	1.20	1.99	1.11	3.47	1.14	3.87

Less distributions from:
Net investment income	(1.09)	(2.19)	(2.25)	(2.43)	(2.56)	(2.35)

Total distributions	(1.09)	(2.19)	(2.25)	(2.43)	(2.56)	(2.35)

Net asset value, end of period	$38.84	$38.73	$38.93	$40.07	$39.03	$40.45

Total return	3.13%[c]	5.26%	2.92%	9.19%	3.13%	10.29%

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,561,625	$17,272,398	$14,559,042	$13,078,776	$9,067,762	$11,914,777
Ratio of expenses to average net assets[d]	0.47%	0.47%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	5.74%	5.59%	5.74%	5.94%	6.18%	6.40%
Portfolio turnover rate[e]	7%[c]	23%	15%	13%	35%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
U.S. Preferred Stock	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends received, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Preferred Stock
Citigroup Global Markets Inc.	$923,553	$923,553	$—
Credit Suisse Securities (USA) LLC	7,841,965	7,841,965	—
Deutsche Bank Securities Inc.	5,978,030	5,978,030	—
Goldman Sachs & Co.	2,453,348	2,453,348	—
JPMorgan Securities LLC	3,911,391	3,911,391	—
Merrill Lynch, Pierce, Fenner & Smith	1,923,890	1,923,890	—
Morgan Stanley & Co. LLC	1,846,654	1,846,654	—
National Financial Services LLC	155,724	155,724	—
SG Americas Securities LLC	5,100	5,100	—
UBS AG	3,802	3,802	—
UBS Securities LLC	637,471	637,471	—
Wells Fargo Securities LLC	6,446,374	6,446,374	—

	$32,127,302	$32,127,302	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $46 billion
0.4560	[a]	Over $46 billion, up to and including $81 billion
0.4332	[a]	Over $81 billion, up to and including $111 billion
0.4116	[a]	Over $111 billion, up to and including $141 billion
0.3910	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares U.S. Preferred Stock ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$2
U.S. Preferred Stock	372,747

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares U.S. Preferred Stock ETF, in order to improve its portfolio liquidity and its ability to track its respective underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s respective underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$4,927,347	$4,924,742
U.S. Preferred Stock	1,297,582,118	1,365,296,609

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$30,147,180	$10,753,934
U.S. Preferred Stock	1,150,018,822	188,271,343

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
International Preferred Stock	$12,681,400	$—	$12,681,400
U.S. Preferred Stock	349,489,932	36,566,326	386,056,258

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares International Preferred Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Agreements, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA and BIL or their Affiliates — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL during prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s and BIL’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Agreements at least annually, determined to approve the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

II. iShares U.S. Preferred Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock	$0.342521	$—	$0.009842	$0.352363	97%	—%	3%	100%
U.S. Preferred Stock	0.856299	—	0.233439	1.089738	79	—	21	100

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is, preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-309-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Mortgage Real Estate Capped ETF | REM | BATS
➢	iShares Residential Real Estate Capped ETF | REZ | NYSE Arca

Fund Performance Overview

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

Performance as of September 30, 2017

The iShares Mortgage Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.83%, net of fees, while the total return for the Index was 8.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.50%	21.61%	22.12%	21.50%	21.61%	22.12%
5 Years	7.13%	7.08%	7.67%	41.09%	40.80%	44.72%
10 Years	1.84%	1.85%	5.11%	20.05%	20.16%	64.60%

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Mortgage REITs Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Mortgage Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,078.30	$2.50	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*
Mortgage REITs	97.75%
Diversified REITs	1.72
Specialized REITs	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*
Annaly Capital Management Inc.	18.56%
AGNC Investment Corp.	11.63
Starwood Property Trust Inc.	7.82
New Residential Investment Corp.	7.25
MFA Financial Inc.	4.48
Blackstone Mortgage Trust Inc. Class A	4.44
Chimera Investment Corp.	4.44
Two Harbors Investment Corp.	4.42
Invesco Mortgage Capital Inc.	3.74
Apollo Commercial Real Estate Finance Inc.	3.72

TOTAL	70.50%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

Performance as of September 30, 2017

The iShares Residential Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE NAREIT All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 2.47%, net of fees, while the total return for the Index was 2.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.81%	1.79%	2.04%	1.81%	1.79%	2.04%
5 Years	10.37%	10.37%	10.75%	63.76%	63.75%	66.58%
10 Years	7.42%	7.40%	7.59%	104.67%	104.23%	107.89%

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Residential Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Residential Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.70	$2.44	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*
Residential REITs	47.49%
Health Care REITs	35.50
Specialized REITs	17.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*
Public Storage	9.84%
Welltower Inc.	8.01
AvalonBay Communities Inc.	7.64
Equity Residential	7.31
Ventas Inc.	7.18
Essex Property Trust Inc.	5.16
Mid-America Apartment Communities Inc.	4.51
HCP Inc.	4.28
UDR Inc.	3.76
Extra Space Storage Inc.	3.62

TOTAL	61.31%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 97.92%

DIVERSIFIED REITS — 1.69%
iStar Inc.[a,b]	1,730,744	$20,422,779
RAIT Financial Trust[a]	2,282,723	1,666,388

		22,089,167
MORTGAGE REITS — 95.72%
AG Mortgage Investment Trust Inc.[a]	684,833	13,176,187
AGNC Investment Corp.[a]	6,862,697	148,783,271
Annaly Capital Management Inc.[a]	19,486,017	237,534,547
Anworth Mortgage Asset Corp.[a]	2,403,985	14,447,950
Apollo Commercial Real Estate Finance Inc.[a]	2,631,364	47,654,002
Ares Commercial Real Estate Corp.[a]	665,881	8,862,876
ARMOUR Residential REIT Inc.[a]	1,019,719	27,430,441
Blackstone Mortgage Trust Inc. Class Aa	1,833,142	56,864,065
Capstead Mortgage Corp.[a]	2,371,598	22,885,921
Cherry Hill Mortgage Investment Corp.[a]	291,596	5,277,888
Chimera Investment Corp.[a]	3,003,253	56,821,547
CYS Investments Inc.[a]	3,766,133	32,539,389
Dynex Capital Inc.	1,147,505	8,342,361
Ellington Residential Mortgage REIT	224,857	3,264,924
Granite Point Mortgage Trust Inc.	251,133	4,703,721
Great Ajax Corp.	389,992	5,494,987
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a]	1,228,365	29,935,255
Invesco Mortgage Capital Inc.	2,795,622	47,889,005
KKR Real Estate Finance Trust Inc.	264,997	5,575,537
Ladder Capital Corp.	1,898,023	26,154,757
MFA Financial Inc.[a]	6,538,902	57,280,781
MTGE Investment Corp.[a]	1,137,667	22,070,740
New Residential Investment Corp.[a]	5,544,998	92,767,817
New York Mortgage Trust Inc.[a]	2,770,738	17,040,039
Orchid Island Capital Inc.[a]	1,076,695	10,971,522
PennyMac Mortgage Investment Trust[a,c]	1,640,419	28,526,886
Redwood Trust Inc.[a]	1,904,615	31,026,178
Resource Capital Corp.[a]	750,243	8,087,620

Security	Shares	Value
Starwood Property Trust Inc.[a]	4,606,143	$100,045,426
Sutherland Asset Management Corp.	437,057	6,861,795
TPG RE Finance Trust Inc.[b]	276,246	5,461,383
Two Harbors Investment Corp.[a]	5,613,886	56,587,971
Western Asset Mortgage Capital Corp.[a]	1,015,767	10,635,080

		1,251,001,869
SPECIALIZED REITS — 0.51%
Jernigan Capital Inc.[a]	327,709	6,734,420

		6,734,420

TOTAL COMMON STOCKS
(Cost: $1,183,469,983)		1,279,825,456

SHORT-TERM INVESTMENTS — 16.43%

MONEY MARKET FUNDS — 16.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	212,885,238	212,949,103
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	1,742,454	1,742,454

		214,691,557

TOTAL SHORT-TERM INVESTMENTS
(Cost: $214,678,416)		214,691,557

TOTAL INVESTMENTS IN SECURITIES — 114.35%
(Cost: $1,398,148,399)[f]		1,494,517,013
Other Assets, Less Liabilities — (14.35)%		(187,547,201)

NET ASSETS — 100.00%		$1,306,969,812

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,513,852,185. Net unrealized depreciation was $19,293,239, of which $113,718,291 represented gross unrealized appreciation on investments and $133,011,530 represented gross unrealized depreciation on investments.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	145,283,981	67,601,257	[b]	—	212,885,238	$212,949,103	$(12,087)	$(4,300)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,465,354	277,100	[b]	—	1,742,454	1,742,454	—	—	6,174
PennyMac Mortgage Investment Trust	1,582,374	340,467		(282,422)	1,640,419	28,526,886	(1,180,144)	411,620	1,586,250

						$243,218,443	$(1,192,231)	$407,320	$1,592,424

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
DJ U.S. Real Estate	855	Dec 2017	$27,035	$41,933

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,279,825,456	$—	$—	$1,279,825,456
Money market funds	214,691,557	—	—	214,691,557

Total	$1,494,517,013	$—	$—	$1,494,517,013

Derivative financial instruments[a]:
Assets:
Futures contracts	$41,933	$—	$—	$41,933

Total	$41,933	$—	$—	$41,933

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.61%

HEALTH CARE REITS — 35.36%
CareTrust REIT Inc.	106,987	$2,037,033
Community Healthcare Trust Inc.	25,431	685,620
Global Medical REIT Inc.[a]	29,078	261,121
HCP Inc.	574,358	15,984,383
Healthcare Realty Trust Inc.	169,330	5,476,132
Healthcare Trust of America Inc. Class Aa	276,556	8,241,369
LTC Properties Inc.	54,547	2,562,618
MedEquities Realty Trust Inc.	41,128	483,254
Medical Properties Trust Inc.[a]	504,507	6,624,177
National Health Investors Inc.	54,831	4,237,888
New Senior Investment Group Inc.[a]	117,902	1,078,803
Omega Healthcare Investors Inc.[a]	271,030	8,648,567
Physicians Realty Trust	248,481	4,405,568
Quality Care Properties Inc.[b]	134,495	2,084,673
Sabra Health Care REIT Inc.	241,484	5,298,159
Senior Housing Properties Trust	327,128	6,395,352
Universal Health Realty Income Trust[a]	18,276	1,379,655
Ventas Inc.	411,785	26,819,557
Welltower Inc.	425,656	29,915,104

		132,619,033
RESIDENTIAL REITS — 47.30%
Altisource Residential Corp.[a]	73,623	817,951
American Campus Communities Inc.	186,373	8,228,368
American Homes 4 Rent Class A	334,275	7,257,110
Apartment Investment & Management Co. Class A	217,409	9,535,559
AvalonBay Communities Inc.	159,872	28,524,362
Bluerock Residential Growth REIT Inc.	33,579	371,384
Camden Property Trust	126,517	11,569,980
Clipper Realty Inc.	22,411	240,022
Education Realty Trust Inc.[a]	60,773	2,183,574
Equity LifeStyle Properties Inc.	113,297	9,639,309
Equity Residential	413,958	27,292,251
Essex Property Trust Inc.	75,878	19,275,288
Independence Realty Trust Inc.	101,497	1,032,224
Invitation Homes Inc.[a]	124,743	2,825,429
Mid-America Apartment Communities Inc.	157,739	16,859,144
NexPoint Residential Trust Inc.[a]	24,563	582,880
Preferred Apartment Communities Inc. Class Aa	45,778	864,289

Security	Shares	Value
Starwood Waypoint Homes	177,689	$6,462,549
Sun Communities Inc.	105,814	9,066,143
UDR Inc.	369,490	14,051,705
UMH Properties Inc.	45,253	703,684

		177,383,205
SPECIALIZED REITS — 16.95%
CubeSmart	250,910	6,513,624
Extra Space Storage Inc.[a]	169,443	13,541,885
Life Storage Inc.[a]	63,567	5,200,416
National Storage Affiliates Trust[a]	63,331	1,535,143
Public Storage	171,808	36,765,194

		63,556,262

TOTAL COMMON STOCKS
(Cost: $360,082,268)		373,558,500

SHORT-TERM INVESTMENTS — 5.86%

MONEY MARKET FUNDS — 5.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	21,616,273	21,622,758
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	352,193	352,193

		21,974,951

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,971,346)		21,974,951

TOTAL INVESTMENTS IN SECURITIES — 105.47%
(Cost: $382,053,614)[f]		395,533,451
Other Assets, Less Liabilities — (5.47)%		(20,495,877)

NET ASSETS — 100.00%		$375,037,574

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $389,054,337. Net unrealized appreciation was $6,481,320, of which $23,723,696 represented gross unrealized appreciation on investments and $17,242,376 represented gross unrealized depreciation on investments.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	17,333,984	4,282,289	[b]	—	21,616,273	$21,622,758	$(892)	$(1,857)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	188,952	163,241	[b]	—	352,193	352,193	—	—	1,951

						$21,974,951	$(892)	$(1,857)	$1,951

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
DJ U.S. Real Estate	45	Dec 2017	$1,423	$2,206

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$373,558,500	$—	$—	$373,558,500
Money market funds	21,974,951	—	—	21,974,951

Total	$395,533,451	$—	$—	$395,533,451

Derivative financial instruments[a]:
Assets:
Futures contracts	$2,206	$—	$—	$2,206

Total	$2,206	$—	$—	$2,206

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares Mortgage Real Estate Capped ETF	iShares Residential Real Estate Capped ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,155,363,455	$360,082,268
Affiliated (Note 2)	242,784,944	21,971,346

Total cost of investments in securities	$1,398,148,399	$382,053,614

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,251,298,570	$373,558,500
Affiliated (Note 2)	243,218,443	21,974,951
Cash pledged to broker for futures contracts	756,000	42,000
Cash	—	42,837
Receivables:
Investment securities sold	—	355,254
Dividends and interest	25,147,491	1,238,115
Capital shares sold	110,513	—

Total Assets	1,520,531,017	397,211,657

LIABILITIES
Payables:
Investment securities purchased	—	402,013
Collateral for securities on loan (Note 1)	212,933,231	21,612,184
Capital shares redeemed	110,513	—
Futures variation margin	1,063	43
Investment advisory fees (Note 2)	516,398	159,843

Total Liabilities	213,561,205	22,174,083

NET ASSETS	$1,306,969,812	$375,037,574

Net assets consist of:
Paid-in capital	$1,393,328,862	$367,083,415
Distributions in excess of net investment income	(9,188,669)	(3,283,178)
Accumulated net realized loss	(173,580,928)	(2,244,706)
Net unrealized appreciation	96,410,547	13,482,043

NET ASSETS	$1,306,969,812	$375,037,574

Shares outstanding[b]	27,900,000	5,900,000

Net asset value per share	$46.84	$63.57

[a]	Securities on loan with values of $206,711,023 and $21,217,764, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Mortgage Real Estate Capped ETF	iShares Residential Real Estate Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$50,308,100	$4,776,921
Dividends — affiliated (Note 2)	1,592,424	1,951
Securities lending income — affiliated — net (Note 2)	257,056	42,514

Total investment income	52,157,580	4,821,386

EXPENSES
Investment advisory fees (Note 2)	3,247,525	993,937
Proxy fees	29,333	8,883

Total expenses	3,276,858	1,002,820

Net investment income	48,880,722	3,818,566

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,002,303)	(4,934,469)
Investments — affiliated (Note 2)	(1,207,259)	(892)
In-kind redemptions — unaffiliated	23,934,211	10,378,668
In-kind redemptions — affiliated (Note 2)	15,028	—
Futures contracts	(298)	(24,027)

Net realized gain	2,739,379	5,419,280

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	48,246,441	1,074,073
Investments — affiliated (Note 2)	407,320	(1,857)
Futures contracts	41,933	2,206

Net change in unrealized appreciation/depreciation	48,695,694	1,074,422

Net realized and unrealized gain	51,435,073	6,493,702

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,315,795	$10,312,268

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Mortgage Real Estate Capped ETF		iShares Residential Real Estate Capped ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017[a]	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,880,722	$93,416,102	$3,818,566	$9,972,820
Net realized gain (loss)	2,739,379	(31,248,062)	5,419,280	31,981,254
Net change in unrealized appreciation/depreciation	48,695,694	217,658,656	1,074,422	(46,149,171)

Net increase (decrease) in net assets resulting from operations	100,315,795	279,826,696	10,312,268	(4,195,097)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,069,391)	(97,957,237)	(7,101,744)	(15,934,456)
From net realized gain	—	—	—	(2,582,882)
Return of capital	—	(18,201,925)	—	—

Total distributions to shareholders	(58,069,391)	(116,159,162)	(7,101,744)	(18,517,338)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	211,725,060	597,195,726	58,209,624	159,638,096
Cost of shares redeemed	(193,884,551)	(276,493,194)	(62,069,322)	(160,459,370)

Net increase (decrease) in net assets from capital share transactions	17,840,509	320,702,532	(3,859,698)	(821,274)

INCREASE (DECREASE) IN NET ASSETS	60,086,913	484,370,066	(649,174)	(23,533,709)

NET ASSETS
Beginning of period	1,246,882,899	762,512,833	375,686,748	399,220,457

End of period	$1,306,969,812	$1,246,882,899	$375,037,574	$375,686,748

Distributions in excess of net investment income included in net assets at end of period	$(9,188,669)	$—	$(3,283,178)	$—

SHARES ISSUED AND REDEEMED
Shares sold	4,550,000	18,587,500	900,000	2,450,000
Shares redeemed	(4,150,000)	(10,800,000)	(950,000)	(2,550,000)

Net increase (decrease) in shares outstanding	400,000	7,787,500	(50,000)	(100,000)

[a]	Share transactions reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate Capped ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017[a]	Period from May 1, 2015 to Mar. 31, 2016[a,b]	Year ended Apr. 30, 2015[a]	Year ended Apr. 30, 2014[a]	Year ended Apr. 30, 2013[a]	Year ended Apr. 30, 2012[a]
Net asset value, beginning of period	$45.34	$38.68	$46.46	$49.85	$62.99	$55.99	$61.58

Income from investment operations:
Net investment income[c]	1.69	3.50	3.52	3.72	5.84	6.48	6.20
Net realized and unrealized gain (loss)[d]	1.82	7.34	(6.82)	(1.11)	(11.26)	7.48	(5.35)

Total from investment operations	3.51	10.84	(3.30)	2.61	(5.42)	13.96	0.85

Less distributions from:
Net investment income	(2.01)	(3.53)	(3.56)	(4.76)	(5.84)	(6.96)	(6.40)
Return of capital	—	(0.65)	(0.92)	(1.24)	(1.88)	—	(0.04)

Total distributions	(2.01)	(4.18)	(4.48)	(6.00)	(7.72)	(6.96)	(6.44)

Net asset value, end of period	$46.84	$45.34	$38.68	$46.46	$49.85	$62.99	$55.99

Total return	7.83%[e]	29.32%	(7.09)%[e]	5.42%	(7.41)%	26.63%	2.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,306,970	$1,246,883	$762,513	$1,216,004	$1,215,659	$1,270,072	$337,352
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	7.22%	8.30%	9.31%	7.59%	11.74%	10.96%	11.44%
Portfolio turnover rate[g]	18%[e]	34%	18%[e]	42%	35%	44%	79%

[a]	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Residential Real Estate Capped ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$63.14	$65.99	$59.10	$52.26	$54.68	$47.52	$44.16

Income from investment operations:
Net investment income[b]	0.60	1.51	1.66	1.47	1.36	1.20	1.06
Net realized and unrealized gain (loss)[c]	0.97	(1.38)	7.76	7.25	(1.97)	7.49	3.71

Total from investment operations	1.57	0.13	9.42	8.72	(0.61)	8.69	4.77

Less distributions from:
Net investment income	(1.14)	(2.56)	(2.09)	(1.88)	(1.81)	(1.53)	(1.41)
Net realized gain	—	(0.42)	(0.44)	—	—	—	—

Total distributions	(1.14)	(2.98)	(2.53)	(1.88)	(1.81)	(1.53)	(1.41)

Net asset value, end of period	$63.57	$63.14	$65.99	$59.10	$52.26	$54.68	$47.52

Total return	2.47%[d]	0.31%	16.35%[d]	16.93%	(0.78)%	18.77%	11.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$375,038	$375,687	$399,220	$304,350	$261,296	$355,427	$175,806
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.84%	2.37%	3.01%	2.55%	2.74%	2.44%	2.44%
Portfolio turnover rate[f]	13%[d]	15%	17%[d]	21%	17%	14%	28%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate Capped	Non-diversified
Residential Real Estate Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Mortgage Real Estate Capped
Barclays Capital Inc.	$2,086,870	$2,086,870	$—
BNP Paribas New York Branch	27,086,985	27,086,985	—
BNP Paribas Prime Brokerage Inc.	9,244,046	9,244,046	—
BNP Paribas Prime Brokerage International Ltd.	1,293,089	1,293,089	—
Citigroup Global Markets Inc.	20,080,402	20,080,402	—
Credit Suisse Securities (USA) LLC	22,512,229	22,512,229	—
Deutsche Bank Securities Inc.	34,507,841	34,507,841	—
Goldman Sachs & Co.	38,262,184	38,262,184	—
HSBC Bank PLC	2,650,356	2,650,356	—
Jefferies LLC	26,308	26,308	—
JPMorgan Securities LLC	6,299,036	6,299,036	—
Merrill Lynch, Pierce, Fenner & Smith	14,994,440	14,994,440	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	9,708,318	9,708,318	—
Nomura Securities International Inc.	294,023	294,023	—
Scotia Capital (USA) Inc.	306,138	306,138	—
SG Americas Securities LLC	95,191	95,191	—
State Street Bank & Trust Company	3,765,869	3,765,869	—
UBS AG	49,921	49,921	—
UBS Securities LLC	13,447,777	13,447,777	—

	$206,711,023	$206,711,023	$—

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Residential Real Estate Capped
Citigroup Global Markets Inc.	$278,105	$278,105	$—
Credit Suisse Securities (USA) LLC	380,568	380,568	—
Deutsche Bank Securities Inc.	213,571	213,571	—
Goldman Sachs & Co.	9,619,435	9,619,435	—
HSBC Bank PLC	5,890	5,890	—
Jefferies LLC	1,683,472	1,683,472	—
JPMorgan Securities LLC	232,915	232,915	—
Merrill Lynch, Pierce, Fenner & Smith	1,253,957	1,253,957	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,447,987	7,447,987	—
State Street Bank & Trust Company	101,864	101,864	—

	$21,217,764	$21,217,764	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate Capped	$124,359
Residential Real Estate Capped	21,928

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate Capped	$19,760,738	$22,553,104
Residential Real Estate Capped	9,224,672	17,239,474

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate Capped	$244,977,454	$244,259,118
Residential Real Estate Capped	54,690,407	56,840,670

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate Capped	$189,196,166	$171,206,126
Residential Real Estate Capped	56,763,673	58,662,464

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of September 30, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Mortgage Real Estate Capped ETF	iShares Residental Real Estate Capped ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$41,933	$2,206

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Mortgage Real Estate Capped ETF	iShares Residental Real Estate Capped ETF
Equity contracts:
Futures contracts	$(298)	$(24,027)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Mortgage Real Estate Capped ETF	iShares Residental Real Estate Capped ETF
Equity contracts:
Futures contracts	$41,933	$2,206

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2017:

	iShares Mortgage Real Estate Capped ETF	iShares Residental Real Estate Capped ETF
Average value of contracts purchased	$5,407,020	$284,580

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2017, the Funds’ fiscal year-end, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring	Expiring 2018	Expiring 2019	Total
Mortgage Real Estate Capped	$45,326,715	$15,084,868	$204,938	$60,616,521

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. The Board further noted that each Fund invests in a narrow real estate subsector, as compared to most of the funds in the Peer Group, which invest primarily in the broad domestic real estate sector.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	27

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	29

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Residential Real Estate Capped	$1.143748	$—	$—	$1.143748	100%	—%	—%	100%

SUPPLEMENTAL INFORMATION	31

Notes:

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-312-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Russell Top 200 ETF | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
➢	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
➢	iShares Russell 1000 ETF | IWB | NYSE Arca
➢	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
➢	iShares Russell 1000 Value ETF | IWD | NYSE Arca
➢	iShares Russell 2000 ETF | IWM | NYSE Arca
➢	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
➢	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Fund Performance Overview

iSHARES® RUSSELL TOP 200 ETF

Performance as of September 30, 2017

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 8.14%, net of fees, while the total return for the Index was 8.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.62%	19.61%	19.84%	19.62%	19.61%	19.84%
5 Years	14.07%	14.06%	14.26%	93.13%	93.09%	94.78%
Since Inception	13.33%	13.32%	13.53%	172.87%	172.72%	176.73%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,081.40	$0.78	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	25.59%
Health Care	15.37
Financials	14.88
Consumer Discretionary	11.42
Consumer Staples	9.19
Industrials	9.18
Energy	6.00
Telecommunication Services	2.70
Materials	2.37
Utilities	1.92
Real Estate	1.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Apple Inc.	4.66%
Microsoft Corp.	3.24
Facebook Inc. Class A	2.31
Amazon.com Inc.	2.21
Berkshire Hathaway Inc. Class B	2.04
Johnson & Johnson	2.03
Exxon Mobil Corp.	2.02
JPMorgan Chase & Co.	1.96
Alphabet Inc. Class C	1.68
Alphabet Inc. Class A	1.68

TOTAL	23.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RUSSELL TOP 200 GROWTH ETF

Performance as of September 30, 2017

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 11.12%, net of fees, while the total return for the Index was 11.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.11%	23.09%	23.39%	23.11%	23.09%	23.39%
5 Years	15.45%	15.46%	15.69%	105.13%	105.19%	107.28%
Since Inception	14.99%	14.99%	15.24%	206.85%	206.75%	212.12%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,111.20	$1.06	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	40.74%
Consumer Discretionary	17.84
Health Care	13.61
Industrials	11.11
Consumer Staples	7.58
Materials	2.96
Real Estate	2.32
Financials	2.24
Telecommunication Services	1.24
Energy	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Apple Inc.	8.91%
Microsoft Corp.	6.19
Facebook Inc. Class A	4.42
Amazon.com Inc.	4.23
Alphabet Inc. Class C	3.22
Alphabet Inc. Class A	3.21
Home Depot Inc. (The)	2.18
Visa Inc. Class A	2.16
UnitedHealth Group Inc.	2.08
Comcast Corp. Class A	1.86

TOTAL	38.46%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL TOP 200 VALUE ETF

Performance as of September 30, 2017

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 4.83%, net of fees, while the total return for the Index was 4.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.68%	15.73%	15.95%	15.68%	15.73%	15.95%
5 Years	12.46%	12.47%	12.72%	79.89%	79.96%	82.01%
Since Inception	11.49%	11.50%	11.75%	139.44%	139.52%	143.80%

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.30	$1.03	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	28.74%
Health Care	17.28
Energy	12.19
Consumer Staples	10.96
Information Technology	8.98
Industrials	7.06
Consumer Discretionary	4.41
Telecommunication Services	4.30
Utilities	4.02
Materials	1.72
Real Estate	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	4.28%
Exxon Mobil Corp.	4.22
JPMorgan Chase & Co.	4.10
Johnson & Johnson	3.61
Bank of America Corp.	3.03
Wells Fargo & Co.	3.01
AT&T Inc.	2.93
Chevron Corp.	2.70
Procter & Gamble Co. (The)	2.69
Pfizer Inc.	2.56

TOTAL	33.13%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL 1000 ETF

Performance as of September 30, 2017

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.61%, net of fees, while the total return for the Index was 7.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.38%	18.35%	18.54%	18.38%	18.35%	18.54%
5 Years	14.13%	14.13%	14.27%	93.62%	93.68%	94.83%
10 Years	7.44%	7.43%	7.55%	104.90%	104.84%	107.06%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.10	$0.78	$1,000.00	$1,024.30	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	22.80%
Financials	14.77
Health Care	13.82
Consumer Discretionary	12.22
Industrials	10.50
Consumer Staples	7.72
Energy	5.93
Real Estate	3.71
Materials	3.34
Utilities	3.10
Telecommunication Services	2.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Apple Inc.	3.35%
Microsoft Corp.	2.32
Facebook Inc. Class A	1.66
Amazon.com Inc.	1.59
Berkshire Hathaway Inc. Class B	1.47
Johnson & Johnson	1.46
Exxon Mobil Corp.	1.45
JPMorgan Chase & Co.	1.40
Alphabet Inc. Class C	1.21
Alphabet Inc. Class A	1.21

TOTAL	17.12%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 1000 GROWTH ETF

Performance as of September 30, 2017

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 10.74%, net of fees, while the total return for the Index was 10.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.72%	21.67%	21.94%	21.72%	21.67%	21.94%
5 Years	15.05%	15.05%	15.26%	101.53%	101.58%	103.40%
10 Years	8.89%	8.89%	9.08%	134.44%	134.30%	138.55%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.40	$1.06	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	37.56%
Consumer Discretionary	17.74
Health Care	13.76
Industrials	12.49
Consumer Staples	6.74
Materials	3.82
Financials	3.42
Real Estate	2.56
Telecommunication Services	0.99
Energy	0.91
Utilities	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Apple Inc.	6.73%
Microsoft Corp.	4.68
Facebook Inc. Class A	3.34
Amazon.com Inc.	3.20
Alphabet Inc. Class C	2.43
Alphabet Inc. Class A	2.43
Home Depot Inc. (The)	1.64
Visa Inc. Class A	1.63
UnitedHealth Group Inc.	1.57
Comcast Corp. Class A	1.40

TOTAL	29.05%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL 1000 VALUE ETF

Performance as of September 30, 2017

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 4.41%, net of fees, while the total return for the Index was 4.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.90%	14.93%	15.12%	14.90%	14.93%	15.12%
5 Years	12.98%	12.99%	13.20%	84.07%	84.14%	85.90%
10 Years	5.75%	5.75%	5.92%	74.96%	74.92%	77.66%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,044.10	$1.02	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	26.00%
Health Care	13.89
Energy	10.89
Consumer Staples	8.70
Industrials	8.54
Information Technology	8.19
Consumer Discretionary	6.76
Utilities	6.15
Real Estate	4.84
Telecommunication Services	3.17
Materials	2.87

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	2.92%
Exxon Mobil Corp.	2.88
JPMorgan Chase & Co.	2.80
Johnson & Johnson	2.46
Bank of America Corp.	2.07
Wells Fargo & Co.	2.05
AT&T Inc.	1.99
Chevron Corp.	1.84
Procter & Gamble Co. (The)	1.83
Pfizer Inc.	1.75

TOTAL	22.59%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 ETF

Performance as of September 30, 2017

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 8.28%, net of fees, while the total return for the Index was 8.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.77%	20.94%	20.74%	20.77%	20.94%	20.74%
5 Years	13.84%	13.87%	13.79%	91.19%	91.41%	90.80%
10 Years	7.89%	7.91%	7.85%	113.61%	114.08%	112.87%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.80	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	18.03%
Information Technology	16.81
Health Care	15.73
Industrials	15.07
Consumer Discretionary	11.90
Real Estate	7.22
Materials	4.41
Energy	3.72
Utilities	3.60
Consumer Staples	2.68
Telecommunication Services	0.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Kite Pharma Inc.	0.43%
Bluebird Bio Inc.	0.31
Exact Sciences Corp.	0.27
Knight-Swift Transportation Holdings Inc.	0.25
MKS Instruments Inc.	0.25
Catalent Inc.	0.24
Aspen Technology Inc.	0.23
Starwood Waypoint Homes	0.23
MGIC Investment Corp.	0.23
Curtiss-Wright Corp.	0.22

TOTAL	2.66%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® RUSSELL 2000 GROWTH ETF

Performance as of September 30, 2017

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 10.92%, net of fees, while the total return for the Index was 10.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.10%	21.25%	20.98%	21.10%	21.25%	20.98%
5 Years	14.42%	14.46%	14.28%	96.15%	96.43%	94.93%
10 Years	8.56%	8.59%	8.47%	127.46%	127.90%	125.49%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,109.20	$1.32	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Health Care	24.83%
Information Technology	24.15
Industrials	17.96
Consumer Discretionary	13.41
Financials	6.03
Materials	4.59
Real Estate	3.37
Consumer Staples	2.65
Energy	1.22
Telecommunication Services	1.09
Utilities	0.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Kite Pharma Inc.	0.84%
Exact Sciences Corp.	0.53
Knight-Swift Transportation Holdings Inc.	0.50
MKS Instruments Inc.	0.49
Catalent Inc.	0.48
Aspen Technology Inc.	0.45
HealthSouth Corp.	0.44
GrubHub Inc.	0.43
PAREXEL International Corp.	0.42
Littelfuse Inc.	0.42

TOTAL	5.00%

*	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 VALUE ETF

Performance as of September 30, 2017

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 5.78%, net of fees, while the total return for the Index was 5.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.51%	20.65%	20.55%	20.51%	20.65%	20.55%
5 Years	13.15%	13.17%	13.27%	85.48%	85.65%	86.42%
10 Years	7.06%	7.08%	7.14%	97.84%	98.15%	99.33%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,057.80	$1.29	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	30.59%
Industrials	12.06
Real Estate	11.23
Consumer Discretionary	10.28
Information Technology	9.15
Utilities	6.64
Energy	6.32
Health Care	6.23
Materials	4.22
Consumer Staples	2.72
Telecommunication Services	0.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

MGIC Investment Corp.	0.46%
Starwood Waypoint Homes	0.46
IDACORP Inc.	0.44
Wintrust Financial Corp.	0.43
Umpqua Holdings Corp.	0.43
WGL Holdings Inc.	0.43
IBERIABANK Corp.	0.42
Hancock Holding Co.	0.41
Portland General Electric Co.	0.41
Radian Group Inc.	0.41

TOTAL	4.30%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.66%
Boeing Co. (The)	3,624	$921,257
General Dynamics Corp.	1,691	347,636
Lockheed Martin Corp.	1,630	505,773
Northrop Grumman Corp.	1,050	302,106
Raytheon Co.	1,894	353,383
United Technologies Corp.	4,856	563,684

		2,993,839
AIR FREIGHT & LOGISTICS — 0.80%
FedEx Corp.	1,610	363,184
United Parcel Service Inc. Class B	4,489	539,084

		902,268
AIRLINES — 0.37%
Delta Air Lines Inc.	4,341	209,323
Southwest Airlines Co.	3,653	204,495

		413,818
AUTOMOBILES — 0.83%
Ford Motor Co.	25,336	303,272
General Motors Co.	8,586	346,703
Tesla Inc.[a]	845	288,229

		938,204
BANKS — 7.07%
Bank of America Corp.	64,163	1,625,890
BB&T Corp.	5,274	247,562
Citigroup Inc.	17,743	1,290,626
JPMorgan Chase & Co.	23,019	2,198,545
PNC Financial Services Group Inc. (The)[b]	3,153	424,930
U.S. Bancorp.	10,299	551,923
Wells Fargo & Co.	29,236	1,612,365

		7,951,841
BEVERAGES — 2.24%
Coca-Cola Co. (The)	25,008	1,125,610
Constellation Brands Inc. Class A	1,053	210,021
Monster Beverage Corp.[a]	2,668	147,407
PepsiCo Inc.	9,297	1,035,965

		2,519,003
BIOTECHNOLOGY — 3.86%
AbbVie Inc.	10,365	921,034
Alexion Pharmaceuticals Inc.[a]	1,423	199,633
Amgen Inc.	4,787	892,536
Biogen Inc.[a]	1,379	431,792

Security	Shares	Value
Celgene Corp.[a]	5,041	$735,079
Gilead Sciences Inc.	8,464	685,753
Regeneron Pharmaceuticals Inc.[a]	510	228,031
Vertex Pharmaceuticals Inc.[a]	1,643	249,802

		4,343,660
BUILDING PRODUCTS — 0.22%
Johnson Controls International PLC	6,093	245,487

		245,487
CAPITAL MARKETS — 2.82%
Bank of New York Mellon Corp. (The)	6,559	347,758
BlackRock Inc.[b]	806	360,354
Charles Schwab Corp. (The)	7,713	337,367
CME Group Inc.	2,204	299,039
Franklin Resources Inc.	2,175	96,809
Goldman Sachs Group Inc. (The)	2,388	566,410
Intercontinental Exchange Inc.	3,788	260,236
Morgan Stanley	8,589	413,732
S&P Global Inc.	1,678	262,288
State Street Corp.	2,437	232,831

		3,176,824
CHEMICALS — 2.36%
Air Products & Chemicals Inc.	1,391	210,347
DowDuPont Inc.	15,187	1,051,396
Ecolab Inc.	1,670	214,779
LyondellBasell Industries NV Class A	2,118	209,788
Monsanto Co.	2,856	342,206
PPG Industries Inc.	1,667	181,136
Praxair Inc.	1,853	258,938
Sherwin-Williams Co. (The)	533	190,835

		2,659,425
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Waste Management Inc.	2,876	225,105

		225,105
COMMUNICATIONS EQUIPMENT — 0.97%
Cisco Systems Inc.	32,625	1,097,179

		1,097,179
CONSUMER FINANCE — 0.62%
American Express Co.	4,770	431,494
Capital One Financial Corp.	3,135	265,409

		696,903
DIVERSIFIED FINANCIAL SERVICES — 2.04%
Berkshire Hathaway Inc. Class Ba	12,521	2,295,350

		2,295,350

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.56%
AT&T Inc.	40,044	$1,568,524
Verizon Communications Inc.	26,582	1,315,543

		2,884,067
ELECTRIC UTILITIES — 1.63%
American Electric Power Co. Inc.	3,192	224,206
Duke Energy Corp.	4,559	382,591
Exelon Corp.	6,268	236,115
NextEra Energy Inc.	3,043	445,952
PG&E Corp.	3,329	226,672
Southern Co. (The)	6,465	317,690

		1,833,226
ELECTRICAL EQUIPMENT — 0.43%
Eaton Corp. PLC	2,906	223,152
Emerson Electric Co.	4,185	262,985

		486,137
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.15%
Corning Inc.	5,806	173,716

		173,716
ENERGY EQUIPMENT & SERVICES — 0.79%
Halliburton Co.	5,642	259,702
Schlumberger Ltd.	9,049	631,258

		890,960
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.37%
American Tower Corp.	2,742	374,777
Crown Castle International Corp.	2,613	261,248
Equinix Inc.	505	225,381
Equity Residential	2,321	153,024
Public Storage	959	205,216
Simon Property Group Inc.	2,024	325,884

		1,545,530
FOOD & STAPLES RETAILING — 2.22%
Costco Wholesale Corp.	2,840	466,583
CVS Health Corp.	6,625	538,745
Kroger Co. (The)	5,815	116,649
Sysco Corp.	3,204	172,856
Wal-Mart Stores Inc.	9,484	741,080
Walgreens Boots Alliance Inc.	6,024	465,173

		2,501,086
FOOD PRODUCTS — 0.92%
Archer-Daniels-Midland Co.	3,569	151,718

Security	Shares	Value
General Mills Inc.	3,750	$194,100
Kraft Heinz Co. (The)	3,909	303,143
Mondelez International Inc. Class A	9,542	387,978

		1,036,939
HEALTH CARE EQUIPMENT & SUPPLIES — 2.61%
Abbott Laboratories	11,006	587,280
Baxter International Inc.	3,255	204,251
Becton Dickinson and Co.	1,455	285,107
Boston Scientific Corp.[a]	8,903	259,701
Danaher Corp.	3,987	342,005
Intuitive Surgical Inc.[a,c]	238	248,919
Medtronic PLC	8,919	693,631
Stryker Corp.	2,211	314,006

		2,934,900
HEALTH CARE PROVIDERS & SERVICES — 2.68%
Aetna Inc.	2,112	335,829
Anthem Inc.	1,726	327,733
Cigna Corp.	1,612	301,347
Express Scripts Holding Co.[a]	3,772	238,843
HCA Healthcare Inc.[a]	1,925	153,211
Humana Inc.	938	228,525
McKesson Corp.	1,384	212,596
UnitedHealth Group Inc.	6,240	1,222,104

		3,020,188
HOTELS, RESTAURANTS & LEISURE — 1.81%
Carnival Corp.	2,633	170,013
Las Vegas Sands Corp.	2,341	150,199
Marriott International Inc./MD Class A	2,057	226,805
McDonald’s Corp.	5,311	832,127
Starbucks Corp.	9,181	493,111
Yum! Brands Inc.	2,279	167,757

		2,040,012
HOUSEHOLD PRODUCTS — 1.95%
Colgate-Palmolive Co.	5,601	408,033
Kimberly-Clark Corp.	2,306	271,370
Procter & Gamble Co. (The)	16,665	1,516,182

		2,195,585
INDUSTRIAL CONGLOMERATES — 2.54%
3M Co.	3,774	792,162
General Electric Co.	56,576	1,368,008
Honeywell International Inc.	4,955	702,322

		2,862,492

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2017

Security	Shares	Value
INSURANCE — 2.31%
Aflac Inc.	2,527	$205,672
Allstate Corp. (The)	2,369	217,735
American International Group Inc.	5,845	358,825
Aon PLC	1,692	247,201
Brighthouse Financial Inc.[a,c]	541	32,893
Chubb Ltd.	3,026	431,356
Marsh & McLennan Companies Inc.	3,346	280,428
MetLife Inc.	5,863	304,583
Prudential Financial Inc.	2,790	296,633
Travelers Companies Inc. (The)	1,798	220,291

		2,595,617
INTERNET & DIRECT MARKETING RETAIL — 3.16%
Amazon.com Inc.[a]	2,586	2,486,051
Netflix Inc.[a]	2,669	484,023
Priceline Group Inc. (The)[a]	319	584,032

		3,554,106
INTERNET SOFTWARE & SERVICES — 5.88%
Alphabet Inc. Class Aa	1,937	1,886,096
Alphabet Inc. Class Ca	1,968	1,887,529
eBay Inc.[a,c]	6,538	251,451
Facebook Inc. Class Aa	15,192	2,595,857

		6,620,933
IT SERVICES — 4.05%
Accenture PLC Class A	4,035	545,008
Automatic Data Processing Inc.	2,912	318,340
Cognizant Technology Solutions Corp. Class A	3,805	276,015
International Business Machines Corp.	5,592	811,287
Mastercard Inc. Class A	6,130	865,556
PayPal Holdings Inc.[a]	7,366	471,645
Visa Inc. Class A	12,026	1,265,616

		4,553,467
LIFE SCIENCES TOOLS & SERVICES — 0.44%
Thermo Fisher Scientific Inc.	2,595	490,974

		490,974
MACHINERY — 0.90%
Caterpillar Inc.	3,696	460,928
Deere & Co.	2,071	260,097
Illinois Tool Works Inc.	1,981	293,109

		1,014,134

Security	Shares	Value
MEDIA — 3.21%
CBS Corp. Class B NVS	2,300	$133,400
Charter Communications Inc. Class Aa	1,240	450,641
Comcast Corp. Class A	30,654	1,179,566
DISH Network Corp. Class Aa	1,437	77,928
Time Warner Inc.	5,047	517,065
Twenty-First Century Fox Inc. Class A	6,784	178,962
Twenty-First Century Fox Inc. Class B	2,852	73,553
Walt Disney Co. (The)	10,187	1,004,133

		3,615,248
MULTI-UTILITIES — 0.28%
Dominion Energy Inc.	4,161	320,106

		320,106
MULTILINE RETAIL — 0.19%
Target Corp.	3,579	211,197

		211,197
OIL, GAS & CONSUMABLE FUELS — 5.20%
Anadarko Petroleum Corp.	3,631	177,374
Chevron Corp.	12,303	1,445,603
ConocoPhillips	7,913	396,046
EOG Resources Inc.	3,752	362,969
Exxon Mobil Corp.	27,597	2,262,402
Kinder Morgan Inc./DE	12,534	240,402
Occidental Petroleum Corp.	4,964	318,738
Phillips 66	2,838	259,989
Pioneer Natural Resources Co.	1,100	162,294
Valero Energy Corp.	2,908	223,712

		5,849,529
PERSONAL PRODUCTS — 0.14%
Estee Lauder Companies Inc. (The) Class A	1,412	152,270

		152,270
PHARMACEUTICALS — 5.75%
Allergan PLC	2,185	447,816
Bristol-Myers Squibb Co.	10,720	683,293
Eli Lilly & Co.	6,356	543,692
Johnson & Johnson	17,553	2,282,065
Merck & Co. Inc.	17,820	1,141,015
Pfizer Inc.	38,502	1,374,521

		6,472,402
ROAD & RAIL — 1.04%
CSX Corp.	5,646	306,352
Norfolk Southern Corp.	1,884	249,140

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2017

Security	Shares	Value
Union Pacific Corp.	5,258	$609,770

		1,165,262
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.94%
Applied Materials Inc.	7,024	365,880
Broadcom Ltd.	2,630	637,880
Intel Corp.	30,681	1,168,333
Micron Technology Inc.[a]	6,809	267,798
NVIDIA Corp.	3,699	661,270
NXP Semiconductors NVa	2,234	252,643
QUALCOMM Inc.	9,618	498,597
Texas Instruments Inc.	6,494	582,122

		4,434,523
SOFTWARE — 5.55%
Activision Blizzard Inc.	4,811	310,358
Adobe Systems Inc.[a]	3,213	479,315
Electronic Arts Inc.[a]	1,951	230,335
Intuit Inc.	1,580	224,581
Microsoft Corp.	48,820	3,636,602
Oracle Corp.	18,713	904,774
salesforce.com Inc.[a]	4,398	410,861
VMware Inc. Class Aa,c	464	50,664

		6,247,490
SPECIALTY RETAIL — 1.80%
Home Depot Inc. (The)	7,821	1,279,203
Lowe’s Companies Inc.	5,490	438,870
TJX Companies Inc. (The)	4,197	309,445

		2,027,518
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.99%
Apple Inc.	33,961	5,234,069
Hewlett Packard Enterprise Co.	10,789	158,706
HP Inc.	11,027	220,099

		5,612,874
TEXTILES, APPAREL & LUXURY GOODS — 0.40%
NIKE Inc. Class B	8,600	445,910

		445,910
TOBACCO — 1.71%
Altria Group Inc.	12,577	797,633
Philip Morris International Inc.	10,101	1,121,312

		1,918,945

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Sprint Corp.[a]	4,089	$31,812
T-Mobile U.S. Inc.[a]	1,912	117,894

		149,706

TOTAL COMMON STOCKS
(Cost: $95,583,463)		112,315,955

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[b,d,e]	589,082	589,258
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[b,d]	148,271	148,271

		737,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $737,523)		737,529

TOTAL INVESTMENTS IN SECURITIES — 100.44%
(Cost: $96,320,986)[f]		113,053,484
Other Assets, Less Liabilities — (0.44)%		(497,329)

NET ASSETS — 100.00%		$112,556,155

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $96,483,775. Net unrealized appreciation was $16,570,886, of which $20,084,967 represented gross unrealized appreciation on investments and $3,514,081 represented gross unrealized depreciation on investments.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	536,510	52,572	[b]	—	589,082	$589,258	$8	$(27)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	84,882	63,389	[b]	—	148,271	148,271	—	—	492
BlackRock Inc.	786	74		(54)	806	360,354	2,761	49,070	4,089
PNC Financial Services Group Inc. (The)	3,142	294		(283)	3,153	424,930	6,099	39,820	4,199

						$1,522,813	$8,868	$88,863	$8,780

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	1	Dec 2017	$126	$1,177

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$112,315,955	$—	$—	$112,315,955
Money market funds	737,529	—	—	737,529

Total	$113,053,484	$—	$—	$113,053,484

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,177	$—	$—	$1,177

Total	$1,177	$—	$—	$1,177

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 3.31%
Boeing Co. (The)	63,490	$16,139,793
General Dynamics Corp.	12,102	2,487,929
Lockheed Martin Corp.	25,698	7,973,832
Northrop Grumman Corp.	18,336	5,275,634
Raytheon Co.	12,300	2,294,934

		34,172,122
AIR FREIGHT & LOGISTICS — 1.53%
FedEx Corp.	28,210	6,363,612
United Parcel Service Inc. Class B	78,633	9,443,037

		15,806,649
AIRLINES — 0.35%
Southwest Airlines Co.	64,053	3,585,687

		3,585,687
AUTOMOBILES — 0.49%
Tesla Inc.[a,b]	14,825	5,056,808

		5,056,808
BEVERAGES — 3.57%
Coca-Cola Co. (The)	327,703	14,749,912
Constellation Brands Inc. Class A	18,424	3,674,667
Monster Beverage Corp.[a]	47,049	2,599,457
PepsiCo Inc.	141,702	15,789,854

		36,813,890
BIOTECHNOLOGY — 5.86%
AbbVie Inc.	181,586	16,135,732
Alexion Pharmaceuticals Inc.[a]	20,001	2,805,940
Amgen Inc.	24,188	4,509,853
Biogen Inc.[a]	22,716	7,112,834
Celgene Corp.[a]	88,312	12,877,656
Gilead Sciences Inc.	106,019	8,589,659
Regeneron Pharmaceuticals Inc.[a]	8,929	3,992,334
Vertex Pharmaceuticals Inc.[a]	28,613	4,350,321

		60,374,329
CAPITAL MARKETS — 1.13%
Charles Schwab Corp. (The)	107,458	4,700,213
Intercontinental Exchange Inc.	31,775	2,182,943
S&P Global Inc.	29,417	4,598,171
State Street Corp.	2,174	207,704

		11,689,031
CHEMICALS — 2.95%
DowDuPont Inc.	126,903	8,785,495
Ecolab Inc.	29,273	3,764,801

Security	Shares	Value
LyondellBasell Industries NV Class A	16,161	$1,600,747
Monsanto Co.	49,976	5,988,124
PPG Industries Inc.	27,147	2,949,793
Praxair Inc.	28,600	3,996,564
Sherwin-Williams Co. (The)	9,332	3,341,229

		30,426,753
COMMERCIAL SERVICES & SUPPLIES — 0.32%
Waste Management Inc.	41,596	3,255,719

		3,255,719
CONSUMER FINANCE — 0.03%
Capital One Financial Corp.	3,449	291,992

		291,992
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.12%
Verizon Communications Inc.	232,839	11,523,202

		11,523,202
ELECTRICAL EQUIPMENT — 0.06%
Emerson Electric Co.	10,391	652,970

		652,970
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
Corning Inc.	5,987	179,131

		179,131
ENERGY EQUIPMENT & SERVICES — 0.30%
Halliburton Co.	66,678	3,069,188

		3,069,188
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.32%
American Tower Corp.	48,117	6,576,632
Crown Castle International Corp.	45,824	4,581,483
Equinix Inc.	8,841	3,945,738
Public Storage	16,840	3,603,592
Simon Property Group Inc.	32,126	5,172,607

		23,880,052
FOOD & STAPLES RETAILING — 1.34%
Costco Wholesale Corp.	49,749	8,173,263
Kroger Co. (The)	55,105	1,105,406
Sysco Corp.	56,078	3,025,408
Walgreens Boots Alliance Inc.	19,585	1,512,354

		13,816,431
FOOD PRODUCTS — 0.23%
General Mills Inc.	46,674	2,415,846

		2,415,846

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2017

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.00%
Baxter International Inc.	5,276	$331,069
Becton Dickinson and Co.	25,501	4,996,921
Boston Scientific Corp.[a]	155,542	4,537,160
Intuitive Surgical Inc.[a]	4,160	4,350,861
Medtronic PLC	11,393	886,033
Stryker Corp.	38,788	5,508,672

		20,610,716
HEALTH CARE PROVIDERS & SERVICES — 3.16%
Aetna Inc.	11,888	1,890,311
Cigna Corp.	24,744	4,625,643
Express Scripts Holding Co.[a]	4,319	273,479
HCA Healthcare Inc.[a]	2,393	190,459
Humana Inc.	15,447	3,763,353
McKesson Corp.	2,508	385,254
UnitedHealth Group Inc.	109,308	21,407,972

		32,536,471
HOTELS, RESTAURANTS & LEISURE — 3.18%
Las Vegas Sands Corp.	41,101	2,637,040
Marriott International Inc./MD Class A	36,016	3,971,124
McDonald’s Corp.	93,041	14,577,664
Starbucks Corp.	160,842	8,638,824
Yum! Brands Inc.	39,704	2,922,612

		32,747,264
HOUSEHOLD PRODUCTS — 0.63%
Colgate-Palmolive Co.	15,499	1,129,102
Kimberly-Clark Corp.	34,421	4,050,663
Procter & Gamble Co. (The)	14,885	1,354,238

		6,534,003
INDUSTRIAL CONGLOMERATES — 2.45%
3M Co.	66,112	13,876,909
General Electric Co.	172,670	4,175,161
Honeywell International Inc.	50,690	7,184,800

		25,236,870
INSURANCE — 1.07%
Allstate Corp. (The)	11,491	1,056,138
American International Group Inc.	12,380	760,008
Aon PLC	29,701	4,339,316
Marsh & McLennan Companies Inc.	58,658	4,916,127

		11,071,589
INTERNET & DIRECT MARKETING RETAIL — 6.04%
Amazon.com Inc.[a]	45,304	43,553,000

Security	Shares	Value
Netflix Inc.[a]	46,754	$8,478,838
Priceline Group Inc. (The)[a]	5,594	10,241,607

		62,273,445
INTERNET SOFTWARE & SERVICES — 10.83%
Alphabet Inc. Class Aa	33,939	33,047,083
Alphabet Inc. Class Ca	34,476	33,066,276
Facebook Inc. Class Aa	266,131	45,473,804

		111,587,163
IT SERVICES — 7.31%
Accenture PLC Class A	70,678	9,546,478
Automatic Data Processing Inc.	51,007	5,576,085
Cognizant Technology Solutions Corp. Class A	66,711	4,839,216
International Business Machines Corp.	67,296	9,763,304
Mastercard Inc. Class A	107,391	15,163,609
PayPal Holdings Inc.[a]	129,041	8,262,495
Visa Inc. Class A	210,671	22,171,016

		75,322,203
LIFE SCIENCES TOOLS & SERVICES — 0.37%
Thermo Fisher Scientific Inc.	20,447	3,868,572

		3,868,572
MACHINERY — 1.65%
Caterpillar Inc.	58,656	7,314,990
Deere & Co.	36,300	4,558,917
Illinois Tool Works Inc.	34,706	5,135,100

		17,009,007
MEDIA — 3.89%
CBS Corp. Class B NVS	40,559	2,352,422
Charter Communications Inc. Class Aa,b	14,630	5,316,834
Comcast Corp. Class A	496,737	19,114,440
DISH Network Corp. Class Aa	19,453	1,054,936
Twenty-First Century Fox Inc. Class A	6,057	159,784
Twenty-First Century Fox Inc. Class B	2,543	65,584
Walt Disney Co. (The)	121,888	12,014,500

		40,078,500
OIL, GAS & CONSUMABLE FUELS — 0.06%
EOG Resources Inc.	6,174	597,273

		597,273

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2017

Security	Shares	Value
PERSONAL PRODUCTS — 0.26%
Estee Lauder Companies Inc. (The) Class A	24,841	$2,678,853

		2,678,853
PHARMACEUTICALS — 2.19%
Bristol-Myers Squibb Co.	92,504	5,896,205
Eli Lilly & Co.	111,341	9,524,109
Johnson & Johnson	46,951	6,104,099
Merck & Co. Inc.	17,161	1,098,819

		22,623,232
ROAD & RAIL — 1.41%
CSX Corp.	89,025	4,830,496
Union Pacific Corp.	83,538	9,687,902

		14,518,398
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.41%
Applied Materials Inc.	123,040	6,409,154
Broadcom Ltd.	46,071	11,174,060
Micron Technology Inc.[a]	90,143	3,545,324
NVIDIA Corp.	64,806	11,585,369
NXP Semiconductors NVa	22,121	2,501,664
Texas Instruments Inc.	113,770	10,198,343

		45,413,914
SOFTWARE — 9.21%
Activision Blizzard Inc.	84,288	5,437,419
Adobe Systems Inc.[a]	56,294	8,397,939
Electronic Arts Inc.[a]	34,156	4,032,457
Intuit Inc.	27,700	3,937,278
Microsoft Corp.	855,239	63,706,753
Oracle Corp.	26,543	1,283,354
salesforce.com Inc.[a]	77,042	7,197,264
VMware Inc. Class Aa,b	8,120	886,623

		94,879,087
SPECIALTY RETAIL — 3.45%
Home Depot Inc. (The)	137,011	22,409,519
Lowe’s Companies Inc.	96,288	7,697,263
TJX Companies Inc. (The)	73,468	5,416,796

		35,523,578
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.90%
Apple Inc.	594,945	91,692,923

		91,692,923

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.76%
NIKE Inc. Class B	150,662	$7,811,825

		7,811,825
TOBACCO — 1.53%
Altria Group Inc.	220,330	13,973,329
Philip Morris International Inc.	15,918	1,767,057

		15,740,386
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
T-Mobile U.S. Inc.[a]	20,650	1,273,279

		1,273,279

TOTAL COMMON STOCKS
(Cost: $743,465,319)		1,028,638,351

SHORT-TERM INVESTMENTS — 0.80%

MONEY MARKET FUNDS — 0.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	6,771,673	6,773,705
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	1,445,730	1,445,730

		8,219,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,219,224)		8,219,435

TOTAL INVESTMENTS IN SECURITIES — 100.61%
(Cost: $751,684,543)[f]		1,036,857,786
Other Assets, Less Liabilities — (0.61)%		(6,294,464)

NET ASSETS — 100.00%		$1,030,563,322

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $754,303,442. Net unrealized appreciation was $282,569,886, of which $288,684,160 represented gross unrealized appreciation on investments and $6,114,274 represented gross unrealized depreciation on investments.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	3,507,226	3,264,447	[b]	—	6,771,673	$6,773,705	$(2,239)	$(304)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	623,847	821,883	[b]	—	1,445,730	1,445,730	—	—	3,981

						$8,219,435	$(2,239)	$(304)	$3,981

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	14	Dec 2017	$1,761	$15,542

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,028,638,351	$—	$—	$1,028,638,351
Money market funds	8,219,435	—	—	8,219,435

Total	$1,036,857,786	$—	$—	$1,036,857,786

Derivative financial instruments[a]:
Assets:
Futures contracts	$15,542	$—	$—	$15,542

Total	$15,542	$—	$—	$15,542

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.94%
General Dynamics Corp.	4,632	$952,246
Lockheed Martin Corp.	761	236,131
Raytheon Co.	5,539	1,033,467
United Technologies Corp.	22,580	2,621,086

		4,842,930
AIRLINES — 0.39%
Delta Air Lines Inc.	20,101	969,270

		969,270
AUTOMOBILES — 1.21%
Ford Motor Co.	117,823	1,410,341
General Motors Co.	40,025	1,616,210

		3,026,551
BANKS — 14.80%
Bank of America Corp.	298,353	7,560,265
BB&T Corp.	24,472	1,148,716
Citigroup Inc.	82,503	6,001,268
JPMorgan Chase & Co.	107,036	10,223,008
PNC Financial Services Group Inc. (The)[a]	14,675	1,977,750
U.S. Bancorp.	47,889	2,566,372
Wells Fargo & Co.	135,943	7,497,256

		36,974,635
BEVERAGES — 0.78%
Coca-Cola Co. (The)	29,304	1,318,973
PepsiCo Inc.	5,636	628,020

		1,946,993
BIOTECHNOLOGY — 1.67%
Alexion Pharmaceuticals Inc.[b]	1,273	178,589
Amgen Inc.	15,849	2,955,046
Biogen Inc.[b]	386	120,864
Gilead Sciences Inc.	11,217	908,802

		4,163,301
BUILDING PRODUCTS — 0.46%
Johnson Controls International PLC	28,291	1,139,844

		1,139,844
CAPITAL MARKETS — 4.67%
Bank of New York Mellon Corp. (The)	30,497	1,616,951
BlackRock Inc.[a]	3,759	1,680,611
Charles Schwab Corp. (The)	7,357	321,795
CME Group Inc.	10,244	1,389,906
Franklin Resources Inc.	10,045	447,103

Security	Shares	Value
Goldman Sachs Group Inc. (The)	11,106	$2,634,232
Intercontinental Exchange Inc.	9,261	636,231
Morgan Stanley	39,938	1,923,814
State Street Corp.	10,745	1,026,577

		11,677,220
CHEMICALS — 1.72%
Air Products & Chemicals Inc.	6,465	977,637
DowDuPont Inc.	36,932	2,556,802
LyondellBasell Industries NV Class A	5,508	545,568
PPG Industries Inc.	559	60,741
Praxair Inc.	1,057	147,705

		4,288,453
COMMERCIAL SERVICES & SUPPLIES — 0.07%
Waste Management Inc.	2,351	184,013

		184,013
COMMUNICATIONS EQUIPMENT — 2.04%
Cisco Systems Inc.	151,702	5,101,738

		5,101,738
CONSUMER FINANCE — 1.27%
American Express Co.	22,208	2,008,936
Capital One Financial Corp.	13,629	1,153,831

		3,162,767
DIVERSIFIED FINANCIAL SERVICES — 4.27%
Berkshire Hathaway Inc. Class Bb	58,224	10,673,624

		10,673,624
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.14%
AT&T Inc.	186,200	7,293,454
Verizon Communications Inc.	61,803	3,058,630

		10,352,084
ELECTRIC UTILITIES — 3.41%
American Electric Power Co. Inc.	14,897	1,046,365
Duke Energy Corp.	21,200	1,779,104
Exelon Corp.	29,023	1,093,296
NextEra Energy Inc.	14,152	2,073,976
PG&E Corp.	15,467	1,053,148
Southern Co. (The)	30,134	1,480,785

		8,526,674
ELECTRICAL EQUIPMENT — 0.83%
Eaton Corp. PLC	13,510	1,037,433
Emerson Electric Co.	16,672	1,047,668

		2,085,101

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.30%
Corning Inc.	25,291	$756,707

		756,707
ENERGY EQUIPMENT & SERVICES — 1.33%
Halliburton Co.	8,494	390,979
Schlumberger Ltd.	42,075	2,935,152

		3,326,131
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.34%
Equity Residential	10,774	710,330
Simon Property Group Inc.	895	144,104

		854,434
FOOD & STAPLES RETAILING — 3.19%
CVS Health Corp.	30,807	2,505,225
Kroger Co. (The)	12,417	249,085
Wal-Mart Stores Inc.	44,098	3,445,818
Walgreens Boots Alliance Inc.	22,818	1,762,006

		7,962,134
FOOD PRODUCTS — 1.67%
Archer-Daniels-Midland Co.	16,626	706,771
General Mills Inc.	5,074	262,630
Kraft Heinz Co. (The)	18,178	1,409,704
Mondelez International Inc. Class A	44,371	1,804,125

		4,183,230
HEALTH CARE EQUIPMENT & SUPPLIES — 3.27%
Abbott Laboratories	51,175	2,730,698
Baxter International Inc.	13,669	857,730
Danaher Corp.	18,539	1,590,275
Medtronic PLC	38,445	2,989,868

		8,168,571
HEALTH CARE PROVIDERS & SERVICES — 2.16%
Aetna Inc.	6,648	1,057,098
Anthem Inc.	8,016	1,522,078
Cigna Corp.	930	173,854
Express Scripts Holding Co.[b]	16,280	1,030,850
HCA Healthcare Inc.[b]	8,328	662,826
Humana Inc.	259	63,100
McKesson Corp.	5,742	882,029

		5,391,835
HOTELS, RESTAURANTS & LEISURE — 0.32%
Carnival Corp.	12,311	794,921

		794,921

Security	Shares	Value
HOUSEHOLD PRODUCTS — 3.39%
Colgate-Palmolive Co.	21,930	$1,597,601
Kimberly-Clark Corp.	1,588	186,876
Procter & Gamble Co. (The)	73,538	6,690,487

		8,474,964
INDUSTRIAL CONGLOMERATES — 2.65%
General Electric Co.	217,298	5,254,266
Honeywell International Inc.	9,584	1,358,436

		6,612,702
INSURANCE — 3.66%
Aflac Inc.	11,743	955,763
Allstate Corp. (The)	7,962	731,787
American International Group Inc.	23,943	1,469,861
Brighthouse Financial Inc.[b]	2,515	152,912
Chubb Ltd.	14,069	2,005,536
MetLife Inc.	27,362	1,421,456
Prudential Financial Inc.	12,973	1,379,289
Travelers Companies Inc. (The)	8,339	1,021,694

		9,138,298
INTERNET SOFTWARE & SERVICES — 0.47%
eBay Inc.[b]	30,283	1,164,684

		1,164,684
IT SERVICES — 0.47%
International Business Machines Corp.	8,133	1,179,936

		1,179,936
LIFE SCIENCES TOOLS & SERVICES — 0.50%
Thermo Fisher Scientific Inc.	6,623	1,253,072

		1,253,072
MACHINERY — 0.08%
Caterpillar Inc.	1,617	201,656

		201,656
MEDIA — 2.47%
Charter Communications Inc. Class Ab	1,885	685,047
Comcast Corp. Class A	10,701	411,775
DISH Network Corp. Class Ab	1,528	82,863
Time Warner Inc.	23,469	2,404,399
Twenty-First Century Fox Inc. Class A	29,856	787,601
Twenty-First Century Fox Inc. Class B	12,594	324,799
Walt Disney Co. (The)	15,016	1,480,127

		6,176,611
MULTI-UTILITIES — 0.60%
Dominion Energy Inc.	19,404	1,492,750

		1,492,750

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2017

Security	Shares	Value
MULTILINE RETAIL — 0.40%
Target Corp.	16,709	$985,998

		985,998
OIL, GAS & CONSUMABLE FUELS — 10.83%
Anadarko Petroleum Corp.	16,984	829,668
Chevron Corp.	57,208	6,721,940
ConocoPhillips	36,857	1,844,693
EOG Resources Inc.	15,806	1,529,073
Exxon Mobil Corp.	128,322	10,519,838
Kinder Morgan Inc./DE	58,158	1,115,470
Occidental Petroleum Corp.	23,105	1,483,572
Phillips 66	13,176	1,207,053
Pioneer Natural Resources Co.	5,124	755,995
Valero Energy Corp.	13,515	1,039,709

		27,047,011
PHARMACEUTICALS — 9.64%
Allergan PLC	10,159	2,082,087
Bristol-Myers Squibb Co.	25,322	1,614,024
Johnson & Johnson	69,133	8,987,981
Merck & Co. Inc.	78,305	5,013,869
Pfizer Inc.	179,028	6,391,300

		24,089,261
ROAD & RAIL — 0.63%
CSX Corp.	2,718	147,479
Norfolk Southern Corp.	8,754	1,157,629
Union Pacific Corp.	2,292	265,803

		1,570,911
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.43%
Intel Corp.	142,662	5,432,569
Micron Technology Inc.[b]	7,731	304,060
NXP Semiconductors NVb	4,465	504,947
QUALCOMM Inc.	44,725	2,318,544

		8,560,120
SOFTWARE — 1.55%
Oracle Corp.	79,965	3,866,308

		3,866,308
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.70%
Hewlett Packard Enterprise Co.	50,058	736,353
HP Inc.	51,252	1,022,990

		1,759,343

Security	Shares	Value
TOBACCO — 1.90%
Philip Morris International Inc.	42,742	$4,744,789

		4,744,789
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Sprint Corp.[b,c]	19,027	148,030
T-Mobile U.S. Inc.[b,c]	3,429	211,432

		359,462

TOTAL COMMON STOCKS
(Cost: $222,073,303)		249,231,037

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[a,d,e]	362,740	362,849
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[a,d]	306,329	306,329

		669,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $669,178)		669,178

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $222,742,481)[f]		249,900,215
Other Assets, Less Liabilities — (0.03)%		(77,392)

NET ASSETS — 100.00%		$249,822,823

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $223,756,210. Net unrealized appreciation was $26,148,115, of which $33,890,946 represented gross unrealized appreciation on investments and $7,742,831 represented gross unrealized depreciation on investments.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	209,703	153,037	[b]	—	362,740	$362,849	$(4)	$(7)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	164,007	142,322	[b]	—	306,329	306,329	—	—	1,040
BlackRock Inc.	3,652	536		(429)	3,759	1,680,611	13,738	223,542	18,655
PNC Financial Services Group Inc. (The)	14,601	2,128		(2,054)	14,675	1,977,750	(6,718)	212,194	18,630

						$4,327,539	$7,016	$435,729	$38,325

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	4	Dec 2017	$503	$4,110

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$249,231,037	$—	$—	$249,231,037
Money market funds	669,178	—	—	669,178

Total	$249,900,215	$—	$—	$249,900,215

Derivative financial instruments[a]:
Assets:
Futures contracts	$4,110	$—	$—	$4,110

Total	$4,110	$—	$—	$4,110

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	446,191	$113,426,214	0.59%
Other securities[a]		352,006,167	1.82

		465,432,381	2.41
AIR FREIGHT & LOGISTICS
Other securities[a]		134,482,824	0.70

		134,482,824	0.70
AIRLINES
Other securities[a]		98,308,282	0.51

		98,308,282	0.51
AUTO COMPONENTS
Other securities[a]		59,626,818	0.31

		59,626,818	0.31
AUTOMOBILES
Other securities[a]		127,375,971	0.66

		127,375,971	0.66
BANKS
Bank of America Corp.	7,899,422	200,171,353	1.04
Citigroup Inc.	2,184,424	158,895,002	0.82
JPMorgan Chase & Co.	2,833,951	270,670,660	1.40
PNC Financial Services Group Inc. (The)[b]	387,555	52,230,787	0.27
Wells Fargo & Co.	3,599,328	198,502,939	1.03
Other securities[a]		339,207,975	1.76

		1,219,678,716	6.32
BEVERAGES
Coca-Cola Co. (The)	3,078,879	138,580,344	0.72
PepsiCo Inc.	1,144,644	127,547,681	0.66
Other securities[a]		78,246,902	0.41

		344,374,927	1.79
BIOTECHNOLOGY
AbbVie Inc.	1,276,135	113,397,356	0.59
Amgen Inc.	589,375	109,888,969	0.57
Celgene Corp.[c]	620,631	90,500,412	0.47
Gilead Sciences Inc.	1,042,055	84,427,296	0.44
Other securities[a]		221,349,111	1.14

		619,563,144	3.21

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$78,447,846	0.41%

		78,447,846	0.41
CAPITAL MARKETS
BlackRock Inc.[b]	99,840	44,637,466	0.23
Other securities[a]		529,679,981	2.75

		574,317,447	2.98
CHEMICALS
DowDuPont Inc.	1,869,691	129,438,708	0.67
Other securities[a]		313,437,005	1.63

		442,875,713	2.30
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		73,162,926	0.38

		73,162,926	0.38
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	4,016,558	135,076,846	0.70
Other securities[a]		72,154,969	0.37

		207,231,815	1.07
CONSTRUCTION & ENGINEERING
Other securities[a]		22,319,231	0.12

		22,319,231	0.12
CONSTRUCTION MATERIALS
Other securities[a]		26,768,405	0.14

		26,768,405	0.14
CONSUMER FINANCE
Other securities[a]		146,191,853	0.76

		146,191,853	0.76
CONTAINERS & PACKAGING
Other securities[a]		95,813,881	0.50

		95,813,881	0.50
DISTRIBUTORS
Other securities[a]		23,315,333	0.12

		23,315,333	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		19,792,730	0.10

		19,792,730	0.10
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,541,574	282,601,346	1.46
Other securities[a]		12,246,663	0.07

		294,848,009	1.53

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	4,929,976	$193,107,160	1.00%
Verizon Communications Inc.	3,272,661	161,963,993	0.84
Other securities[a]		25,866,724	0.13

		380,937,877	1.97
ELECTRIC UTILITIES
Other securities[a]		359,594,701	1.86

		359,594,701	1.86
ELECTRICAL EQUIPMENT
Other securities[a]		110,182,507	0.57

		110,182,507	0.57
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		113,837,989	0.59

		113,837,989	0.59
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	1,114,014	77,713,617	0.40
Other securities[a]		74,805,277	0.39

		152,518,894	0.79
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		694,195,354	3.60

		694,195,354	3.60
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	1,167,580	91,234,701	0.47
Other securities[a]		227,467,675	1.18

		318,702,376	1.65
FOOD PRODUCTS
Other securities[a]		254,683,042	1.32

		254,683,042	1.32
GAS UTILITIES
Other securities[a]		17,139,367	0.09

		17,139,367	0.09
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	1,354,801	72,292,181	0.37
Medtronic PLC	1,098,050	85,395,349	0.44
Other securities[a]		362,009,904	1.88

		519,697,434	2.69
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	768,184	150,448,836	0.78
Other securities[a]		333,206,526	1.73

		483,655,362	2.51

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$25,175,091	0.13%

		25,175,091	0.13
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	653,868	102,448,038	0.53
Other securities[a]		284,576,661	1.48

		387,024,699	2.01
HOUSEHOLD DURABLES
Other securities[a]		95,050,192	0.49

		95,050,192	0.49
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	2,051,670	186,660,937	0.97
Other securities[a]		111,036,930	0.57

		297,697,867	1.54
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		19,959,535	0.10

		19,959,535	0.10
INDUSTRIAL CONGLOMERATES
3M Co.	464,615	97,522,689	0.51
General Electric Co.	6,965,292	168,420,761	0.87
Honeywell International Inc.	609,999	86,461,258	0.45
Other securities[a]		24,489,189	0.12

		376,893,897	1.95
INSURANCE
Other securities[a]		569,214,242	2.95

		569,214,242	2.95
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	318,392	306,086,149	1.59
Other securities[a]		165,022,360	0.85

		471,108,509	2.44
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	238,506	232,238,062	1.20
Alphabet Inc. Class Cc	242,285	232,377,966	1.20
Facebook Inc. Class Ac	1,870,302	319,578,503	1.66
Other securities[a]		83,237,468	0.44

		867,431,999	4.50
IT SERVICES
International Business Machines Corp.	688,401	99,873,217	0.52

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Mastercard Inc. Class A	754,709	$106,564,911	0.55%
Visa Inc. Class A	1,480,540	155,812,030	0.81
Other securities[a]		420,457,700	2.18

		782,707,858	4.06
LEISURE PRODUCTS
Other securities[a]		22,037,536	0.11

		22,037,536	0.11
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		161,140,396	0.84

		161,140,396	0.84
MACHINERY
Other securities[a]		363,825,265	1.89

		363,825,265	1.89
MARINE
Other securities[a]		2,738,574	0.01

		2,738,574	0.01
MEDIA
Comcast Corp. Class A	3,773,980	145,222,750	0.75
Walt Disney Co. (The)	1,254,168	123,623,340	0.64
Other securities[a]		280,891,794	1.46

		549,737,884	2.85
METALS & MINING
Other securities[a]		75,172,674	0.39

		75,172,674	0.39
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		34,153,003	0.18

		34,153,003	0.18
MULTI-UTILITIES
Other securities[a]		184,472,411	0.96

		184,472,411	0.96
MULTILINE RETAIL
Other securities[a]		76,102,631	0.39

		76,102,631	0.39
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,514,683	177,975,252	0.92
Exxon Mobil Corp.	3,397,552	278,531,313	1.44
Other securities[a]		531,622,365	2.76

		988,128,930	5.12

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[a]		$2,076,342	0.01%

		2,076,342	0.01
PERSONAL PRODUCTS
Other securities[a]		34,596,664	0.18

		34,596,664	0.18
PHARMACEUTICALS
Bristol-Myers Squibb Co.	1,319,778	84,122,650	0.44
Johnson & Johnson	2,161,044	280,957,330	1.46
Merck & Co. Inc.	2,193,937	140,477,786	0.73
Pfizer Inc.	4,740,089	169,221,177	0.88
Other securities[a]		176,471,731	0.90

		851,250,674	4.41
PROFESSIONAL SERVICES
Other securities[a]		65,850,321	0.34

		65,850,321	0.34
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		19,940,016	0.10

		19,940,016	0.10
ROAD & RAIL
Union Pacific Corp.	647,280	75,065,062	0.39
Other securities[a]		102,646,670	0.53

		177,711,732	0.92
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	323,780	78,529,601	0.41
Intel Corp.	3,777,213	143,836,271	0.75
NVIDIA Corp.	455,442	81,419,366	0.42
Other securities[a]		412,685,587	2.13

		716,470,825	3.71
SOFTWARE
Microsoft Corp.	6,010,384	447,713,504	2.32
Oracle Corp.	2,303,809	111,389,165	0.58
Other securities[a]		411,718,461	2.13

		970,821,130	5.03
SPECIALTY RETAIL
Home Depot Inc. (The)	962,875	157,487,835	0.82
Other securities[a]		242,216,453	1.25

		399,704,288	2.07
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	4,181,107	644,392,211	3.34

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$86,201,786	0.45%

		730,593,997	3.79
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		120,539,554	0.62

		120,539,554	0.62
THRIFTS & MORTGAGE FINANCE
Other securities[a]		5,585,784	0.03

		5,585,784	0.03
TOBACCO
Altria Group Inc.	1,548,412	98,200,289	0.51
Philip Morris International Inc.	1,243,583	138,050,149	0.71

		236,250,438	1.22
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		47,675,930	0.25

		47,675,930	0.25
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		4,491,689	0.02

		4,491,689	0.02
WATER UTILITIES
Other securities[a]		16,466,746	0.09

		16,466,746	0.09
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		20,875,352	0.11

		20,875,352	0.11

TOTAL COMMON STOCKS
(Cost: $16,203,939,118)		19,249,747,830	99.77

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[b,d,e]	433,495,910	433,625,959	2.25
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[b,d]	26,482,746	26,482,746	0.13

		460,108,705	2.38

TOTAL SHORT-TERM INVESTMENTS
(Cost: $460,039,815)		460,108,705	2.38

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $16,663,978,933)[f]	$19,709,856,535	102.15%
Other Assets, Less Liabilities	(415,556,642)	(2.15)

NET ASSETS	$19,294,299,893	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $16,910,702,662. Net unrealized appreciation was $2,800,008,006, of which $3,703,794,868 represented gross unrealized appreciation on investments and $903,786,862 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	277,541,915	155,953,995	[b]	—	433,495,910	433,625,959	(21,819)	(22,672)	—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	27,481,881	—		(999,135)[b]	26,482,746	26,482,746	—	—	144,625
BlackRock Inc.	96,214	11,872		(8,246)	99,840	44,637,466	1,430,283	4,887,242	493,180
PNC Financial Services Group Inc. (The)	384,785	46,081		(43,311)	387,555	52,230,787	1,576,588	4,101,503	498,143

						$556,976,958	$2,985,052	$8,966,073	$1,135,948

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	311	Dec 2017	$39,125	$719,989
S&P MidCap 400 E-Mini	19	Dec 2017	3,412	134,144

Total				$854,133

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$19,249,747,830	$—	$—	$19,249,747,830
Money market funds	460,108,705	—	—	460,108,705

Total	$19,709,856,535	$—	$—	$19,709,856,535

Derivative financial instruments[a]:
Assets:
Futures contracts	$854,133	$—	$—	$854,133

Total	$854,133	$—	$—	$854,133

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	1,728,812	$439,481,298	1.18%
Lockheed Martin Corp.	699,769	217,131,323	0.58
Other securities[a]		449,771,965	1.22

		1,106,384,586	2.98
AIR FREIGHT & LOGISTICS
FedEx Corp.	768,122	173,272,961	0.47
United Parcel Service Inc. Class B	2,141,191	257,135,627	0.69
Other securities[a]		74,556,856	0.20

		504,965,444	1.36
AIRLINES
Other securities[a]		149,746,574	0.40

		149,746,574	0.40
AUTO COMPONENTS
Other securities[a]		138,438,657	0.37

		138,438,657	0.37
AUTOMOBILES
Other securities[a]		175,790,895	0.47

		175,790,895	0.47
BANKS
Other securities[a]		98,937,740	0.27

		98,937,740	0.27
BEVERAGES
Coca-Cola Co. (The)	8,923,283	401,636,968	1.08
PepsiCo Inc.	3,858,513	429,954,104	1.16
Other securities[a]		257,693,064	0.69

		1,089,284,136	2.93
BIOTECHNOLOGY
AbbVie Inc.	4,944,566	439,374,135	1.18
Biogen Inc.[b,c]	618,534	193,675,366	0.52
Celgene Corp.[b]	2,404,706	350,654,229	0.94
Gilead Sciences Inc.	2,886,854	233,892,911	0.63
Other securities[a]		720,052,219	1.95

		1,937,648,860	5.22
BUILDING PRODUCTS
Other securities[a]		133,358,732	0.36

		133,358,732	0.36
CAPITAL MARKETS
Other securities[a]		706,759,921	1.90

		706,759,921	1.90

Security	Shares	Value	% of Net Assets
CHEMICALS
DowDuPont Inc.	3,455,550	$239,227,726	0.64%
Monsanto Co.	1,360,831	163,054,770	0.44
Other securities[a]		653,385,329	1.76

		1,055,667,825	2.84
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		188,868,863	0.51

		188,868,863	0.51
COMMUNICATIONS EQUIPMENT
Other securities[a]		121,318,511	0.33

		121,318,511	0.33
CONSTRUCTION & ENGINEERING
Other securities[a]		4,285,330	0.01

		4,285,330	0.01
CONSTRUCTION MATERIALS
Other securities[a]		97,117,401	0.26

		97,117,401	0.26
CONSUMER FINANCE
Other securities[a]		16,729,389	0.05

		16,729,389	0.05
CONTAINERS & PACKAGING
Other securities[a]		232,554,946	0.63

		232,554,946	0.63
DISTRIBUTORS
Other securities[a]		34,323,788	0.09

		34,323,788	0.09
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		54,991,632	0.15

		54,991,632	0.15
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		7,327,490	0.02

		7,327,490	0.02
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	6,340,179	313,775,459	0.84
Other securities[a]		19,809,088	0.06

		333,584,547	0.90
ELECTRICAL EQUIPMENT
Other securities[a]		136,891,857	0.37

		136,891,857	0.37

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$259,150,283	0.70%

		259,150,283	0.70
ENERGY EQUIPMENT & SERVICES
Other securities[a]		87,625,474	0.24

		87,625,474	0.24
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	1,310,228	179,081,963	0.48
Other securities[a]		756,314,135	2.04

		935,396,098	2.52
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	1,354,646	222,554,792	0.60
Other securities[a]		164,808,967	0.44

		387,363,759	1.04
FOOD PRODUCTS
Other securities[a]		228,189,956	0.61

		228,189,956	0.61
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		974,991,939	2.62

		974,991,939	2.62
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	2,976,420	582,931,857	1.57
Other securities[a]		416,462,083	1.12

		999,393,940	2.69
HEALTH CARE TECHNOLOGY
Other securities[a]		97,521,947	0.26

		97,521,947	0.26
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	2,533,505	396,949,563	1.07
Starbucks Corp.	4,379,728	235,235,191	0.63
Other securities[a]		595,094,648	1.60

		1,227,279,402	3.30
HOUSEHOLD DURABLES
Other securities[a]		103,633,651	0.28

		103,633,651	0.28
HOUSEHOLD PRODUCTS
Other securities[a]		276,932,568	0.75

		276,932,568	0.75

Security	Shares	Value	% of Net Assets
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		$4,672,529	0.01%

		4,672,529	0.01
INDUSTRIAL CONGLOMERATES
3M Co.	1,800,214	377,864,919	1.02
Honeywell International Inc.	1,380,256	195,637,485	0.53
Other securities[a]		185,310,602	0.49

		758,813,006	2.04
INSURANCE
Other securities[a]		439,081,591	1.18

		439,081,591	1.18
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	1,233,646	1,185,965,582	3.19
Netflix Inc.[b,c]	1,273,085	230,873,965	0.62
Priceline Group Inc. (The)[b,c]	152,358	278,940,073	0.75
Other securities[a]		87,086,887	0.24

		1,782,866,507	4.80
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	924,166	899,878,918	2.42
Alphabet Inc. Class Cb	938,761	900,375,063	2.42
Facebook Inc. Class Ab	7,246,666	1,238,237,819	3.33
Other securities[a]		131,234,222	0.36

		3,169,726,022	8.53
IT SERVICES
Accenture PLC Class A	1,924,544	259,948,158	0.70
Automatic Data Processing Inc.	1,388,927	151,837,500	0.41
International Business Machines Corp.	1,832,470	265,854,748	0.72
Mastercard Inc. Class A	2,924,194	412,896,193	1.11
PayPal Holdings Inc.[b]	3,513,768	224,986,565	0.61
Visa Inc. Class A	5,736,523	603,711,680	1.62
Other securities[a]		854,467,061	2.30

		2,773,701,905	7.47
LEISURE PRODUCTS
Other securities[a]		60,762,007	0.16

		60,762,007	0.16

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$372,227,959	1.00%

		372,227,959	1.00
MACHINERY
Caterpillar Inc.	1,597,179	199,184,193	0.54
Other securities[a]		686,021,228	1.84

		885,205,421	2.38
MEDIA
Comcast Corp. Class A	13,526,048	520,482,327	1.40
Walt Disney Co. (The)	3,318,998	327,153,633	0.88
Other securities[a]		405,061,357	1.09

		1,252,697,317	3.37
METALS & MINING
Other securities[a]		30,298,917	0.08

		30,298,917	0.08
MULTILINE RETAIL
Other securities[a]		102,167,779	0.28

		102,167,779	0.28
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		248,202,149	0.67

		248,202,149	0.67
PERSONAL PRODUCTS
Other securities[a]		90,182,743	0.24

		90,182,743	0.24
PHARMACEUTICALS
Bristol-Myers Squibb Co.	2,515,938	160,365,888	0.43
Eli Lilly & Co.	3,031,813	259,341,284	0.70
Johnson & Johnson	1,281,120	166,558,411	0.45
Other securities[a]		135,904,065	0.36

		722,169,648	1.94
PROFESSIONAL SERVICES
Other securities[a]		154,797,741	0.42

		154,797,741	0.42
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		15,131,014	0.04

		15,131,014	0.04
ROAD & RAIL
Union Pacific Corp.	2,274,724	263,799,742	0.71
Other securities[a]		187,363,814	0.50

		451,163,556	1.21

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Applied Materials Inc.	3,350,337	$174,519,054	0.47%
Broadcom Ltd.	1,254,487	304,263,277	0.82
NVIDIA Corp.	1,764,646	315,465,765	0.85
Texas Instruments Inc.	3,097,940	277,699,342	0.75
Other securities[a]		742,246,877	1.99

		1,814,194,315	4.88
SOFTWARE
Adobe Systems Inc.[b]	1,532,856	228,671,458	0.62
Microsoft Corp.	23,287,969	1,734,720,811	4.67
salesforce.com Inc.[b]	2,097,814	195,977,784	0.53
Other securities[a]		1,080,712,508	2.90

		3,240,082,561	8.72
SPECIALTY RETAIL
Home Depot Inc. (The)	3,730,746	610,200,816	1.64
Lowe’s Companies Inc.	2,621,919	209,596,205	0.56
Other securities[a]		480,651,081	1.30

		1,300,448,102	3.50
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	16,200,212	2,496,776,673	6.72
Other securities[a]		56,694,242	0.15

		2,553,470,915	6.87
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	4,102,487	212,713,951	0.57
Other securities[a]		133,905,599	0.36

		346,619,550	0.93
TOBACCO
Altria Group Inc.	5,999,500	380,488,290	1.02
Other securities[a]		48,111,068	0.13

		428,599,358	1.15
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		156,061,339	0.42

		156,061,339	0.42
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		34,666,547	0.09

		34,666,547	0.09

TOTAL COMMON STOCKS
(Cost: $26,334,192,163)		37,090,466,639	99.81

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	1,063,282,857	$1,063,601,842	2.86%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	47,315,364	47,315,364	0.13

		1,110,917,206	2.99

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,110,717,663)		1,110,917,206	2.99

TOTAL INVESTMENTS IN SECURITIES
(Cost: $27,444,909,826)[g]		38,201,383,845	102.80
Other Assets, Less Liabilities		(1,042,046,271)	(2.80)

NET ASSETS		$37,159,337,574	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $27,600,643,886. Net unrealized appreciation was $10,601,952,632, of which $10,959,031,092 represented gross unrealized appreciation on investments and $357,078,460 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	829,980,168	233,302,689	[b]	—	1,063,282,857	$1,063,601,842	$(28,786)	$(67,582)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	42,235,903	5,079,461	[b]	—	47,315,364	47,315,364	—	—	254,459

						$1,110,917,206	$(28,786)	$(67,582)	$254,459

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	485	Dec 2017	$61,015	$1,212,673

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$37,090,466,639	$—	$—	$37,090,466,639
Money market funds	1,110,917,206	—	—	1,110,917,206

Total	$38,201,383,845	$—	$—	$38,201,383,845

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,212,673	$—	$—	$1,212,673

Total	$1,212,673	$—	$—	$1,212,673

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	2,296,262	$266,550,093	0.72%
Other securities[a]		424,619,240	1.13

		691,169,333	1.85
AIR FREIGHT & LOGISTICS
Other securities[a]		16,267,963	0.04

		16,267,963	0.04
AIRLINES
Other securities[a]		228,774,446	0.61

		228,774,446	0.61
AUTO COMPONENTS
Other securities[a]		92,262,500	0.25

		92,262,500	0.25
AUTOMOBILES
General Motors Co.	4,070,392	164,362,429	0.44
Other securities[a]		150,454,187	0.40

		314,816,616	0.84
BANKS
Bank of America Corp.	30,341,351	768,849,834	2.06
Citigroup Inc.	8,390,307	610,310,931	1.64
JPMorgan Chase & Co.	10,885,062	1,039,632,272	2.79
PNC Financial Services Group Inc. (The)[b]	1,488,620	200,621,317	0.54
U.S. Bancorp.	4,870,190	260,993,482	0.70
Wells Fargo & Co.	13,824,901	762,443,290	2.05
Other securities[a]		942,540,532	2.52

		4,585,391,658	12.30
BEVERAGES
Other securities[a]		243,427,308	0.65

		243,427,308	0.65
BIOTECHNOLOGY
Amgen Inc.	1,611,778	300,516,008	0.81
Other securities[a]		158,603,860	0.42

		459,119,868	1.23
BUILDING PRODUCTS
Other securities[a]		168,151,160	0.45

		168,151,160	0.45

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	3,101,431	$164,437,872	0.44%
BlackRock Inc.[b]	382,536	171,028,020	0.46
Goldman Sachs Group Inc. (The)	1,129,458	267,896,143	0.72
Morgan Stanley	4,061,551	195,644,912	0.52
Other securities[a]		705,946,744	1.90

		1,504,953,691	4.04
CHEMICALS
DowDuPont Inc.	3,755,839	260,016,734	0.70
Other securities[a]		396,311,830	1.06

		656,328,564	1.76
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		94,087,745	0.25

		94,087,745	0.25
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	15,427,458	518,825,413	1.39
Other securities[a]		155,465,235	0.42

		674,290,648	1.81
CONSTRUCTION & ENGINEERING
Other securities[a]		80,446,942	0.22

		80,446,942	0.22
CONSTRUCTION MATERIALS
Other securities[a]		7,080,655	0.02

		7,080,655	0.02
CONSUMER FINANCE
American Express Co.	2,258,479	204,302,010	0.55
Other securities[a]		340,825,440	0.91

		545,127,450	1.46
CONTAINERS & PACKAGING
Other securities[a]		138,282,113	0.37

		138,282,113	0.37
DISTRIBUTORS
Other securities[a]		55,494,423	0.15

		55,494,423	0.15
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		22,046,218	0.06

		22,046,218	0.06

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc,d	5,921,132	$1,085,461,918	2.91%
Other securities[a]		39,913,907	0.11

		1,125,375,825	3.02
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	18,935,840	741,716,853	1.99
Verizon Communications Inc.	6,285,107	311,049,946	0.83
Other securities[a]		79,823,431	0.22

		1,132,590,230	3.04
ELECTRIC UTILITIES
Duke Energy Corp.	2,155,966	180,928,667	0.49
NextEra Energy Inc.	1,439,185	210,912,562	0.57
Southern Co. (The)	3,064,429	150,586,041	0.40
Other securities[a]		838,123,290	2.24

		1,380,550,560	3.70
ELECTRICAL EQUIPMENT
Other securities[a]		287,547,018	0.77

		287,547,018	0.77
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		179,065,387	0.48

		179,065,387	0.48
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	4,278,911	298,496,831	0.80
Other securities[a]		200,155,043	0.54

		498,651,874	1.34
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,738,671,119	4.66

		1,738,671,119	4.66
FOOD & STAPLES RETAILING
CVS Health Corp.	3,132,968	254,772,958	0.68
Wal-Mart Stores Inc.	4,484,579	350,425,003	0.94
Walgreens Boots Alliance Inc.	2,320,530	179,191,327	0.48
Other securities[a]		55,759,975	0.15

		840,149,263	2.25
FOOD PRODUCTS
Mondelez International Inc. Class A	4,512,424	183,475,160	0.49

Security	Shares	Value	% of Net Assets
Other securities[a]		$568,955,582	1.53%

		752,430,742	2.02
GAS UTILITIES
Other securities[a]		65,419,805	0.18

		65,419,805	0.18
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	5,204,315	277,702,248	0.75
Danaher Corp.	1,885,341	161,724,551	0.43
Medtronic PLC	3,909,687	304,056,358	0.82
Other securities[a]		287,756,734	0.77

		1,031,239,891	2.77
HEALTH CARE PROVIDERS & SERVICES
Anthem Inc.	816,098	154,960,688	0.42
Other securities[a]		711,979,461	1.91

		866,940,149	2.33
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		270,359,947	0.73

		270,359,947	0.73
HOUSEHOLD DURABLES
Other securities[a]		262,527,598	0.70

		262,527,598	0.70
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	2,230,188	162,469,196	0.44
Procter & Gamble Co. (The)	7,478,518	680,395,567	1.83
Other securities[a]		26,728,979	0.06

		869,593,742	2.33
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		71,418,323	0.19

		71,418,323	0.19
INDUSTRIAL CONGLOMERATES
General Electric Co.	22,098,313	534,337,208	1.43
Other securities[a]		161,290,283	0.44

		695,627,491	1.87
INSURANCE
Chubb Ltd.	1,430,836	203,965,672	0.55
Other securities[a]		1,546,850,429	4.15

		1,750,816,101	4.70

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		$41,571,026	0.11%

		41,571,026	0.11
INTERNET SOFTWARE & SERVICES
Other securities[a]		188,523,132	0.51

		188,523,132	0.51
IT SERVICES
Other securities[a]		257,766,340	0.69

		257,766,340	0.69
LEISURE PRODUCTS
Other securities[a]		24,340,310	0.07

		24,340,310	0.07
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		250,847,649	0.67

		250,847,649	0.67
MACHINERY
Other securities[a]		520,002,704	1.40

		520,002,704	1.40
MARINE
Other securities[a]		10,790,739	0.03

		10,790,739	0.03
MEDIA
Time Warner Inc.	2,386,786	244,526,226	0.66
Walt Disney Co. (The)	1,527,065	150,522,797	0.40
Other securities[a]		477,634,242	1.28

		872,683,265	2.34
METALS & MINING
Other securities[a]		258,445,186	0.69

		258,445,186	0.69
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		130,543,726	0.35

		130,543,726	0.35
MULTI-UTILITIES
Dominion Energy Inc.	1,973,367	151,811,123	0.41
Other securities[a]		554,967,820	1.49

		706,778,943	1.90
MULTILINE RETAIL
Other securities[a]		190,167,338	0.51

		190,167,338	0.51

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	5,817,789	$683,590,208	1.83%
ConocoPhillips	3,748,244	187,599,612	0.50
EOG Resources Inc.	1,607,456	155,505,294	0.42
Exxon Mobil Corp.	13,049,871	1,069,828,425	2.87
Occidental Petroleum Corp.	2,349,709	150,874,815	0.40
Other securities[a]		1,299,916,949	3.50

		3,547,315,303	9.52
PAPER & FOREST PRODUCTS
Other securities[a]		8,282,760	0.02

		8,282,760	0.02
PERSONAL PRODUCTS
Other securities[a]		43,641,972	0.12

		43,641,972	0.12
PHARMACEUTICALS
Allergan PLC	1,033,133	211,740,608	0.57
Bristol-Myers Squibb Co.	2,575,204	164,143,503	0.44
Johnson & Johnson	7,030,493	914,034,395	2.45
Merck & Co. Inc.	7,963,391	509,895,926	1.37
Pfizer Inc.	18,206,486	649,971,550	1.74
Other securities[a]		103,722,809	0.28

		2,553,508,791	6.85
PROFESSIONAL SERVICES
Other securities[a]		100,118,799	0.27

		100,118,799	0.27
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		62,050,518	0.17

		62,050,518	0.17
ROAD & RAIL
Other securities[a]		235,744,536	0.63

		235,744,536	0.63
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	14,508,157	552,470,619	1.48
QUALCOMM Inc.	4,548,304	235,784,079	0.63
Other securities[a]		164,085,469	0.45

		952,340,167	2.56
SOFTWARE
Oracle Corp.	8,132,058	393,185,004	1.05
Other securities[a]		123,814,503	0.34

		516,999,507	1.39

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
Other securities[a]		$245,530,222	0.66%

		245,530,222	0.66
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		273,160,085	0.73

		273,160,085	0.73
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		120,597,773	0.32

		120,597,773	0.32
THRIFTS & MORTGAGE FINANCE
Other securities[a]		21,425,775	0.06

		21,425,775	0.06
TOBACCO
Philip Morris International Inc.	4,346,629	482,519,285	1.29

		482,519,285	1.29
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		28,325,988	0.08

		28,325,988	0.08
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		17,266,178	0.05

		17,266,178	0.05
WATER UTILITIES
Other securities[a]		62,492,764	0.17

		62,492,764	0.17
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		46,018,443	0.12

		46,018,443	0.12

TOTAL COMMON STOCKS
(Cost: $ 32,138,764,459)		37,166,293,590	99.72

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[b,e,f]	540,187,163	540,349,219	1.45
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[b,e]	50,747,902	50,747,902	0.14

		591,097,121	1.59

TOTAL SHORT-TERM INVESTMENTS
(Cost: $591,015,129)		591,097,121	1.59

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $32,729,779,588)[g]	$37,757,390,711	101.31%
Other Assets, Less Liabilities	(486,763,504)	(1.31)

NET ASSETS	$37,270,627,207	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $33,672,180,873. Net unrealized appreciation was $4,087,264,882, of which $6,166,418,966 represented gross unrealized appreciation on investments and $2,079,154,084 represented gross unrealized depreciation on investments.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	358,116,180	182,070,983	[b]	—	540,187,163	$540,349,219	$(8,435)	$(28,319)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	65,379,258	—		(14,631,356)[b]	50,747,902	50,747,902	—	—	272,382
BlackRock Inc.	403,755	67,113		(88,332)	382,536	171,028,020	9,185,245	16,087,910	1,966,763
PNC Financial Services Group Inc. (The)	1,617,395	262,684		(391,459)	1,488,620	200,621,317	8,401,328	13,114,297	1,999,642

						$962,746,458	$17,578,138	$29,173,888	$4,238,787

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	578	Dec 2017	$72,715	$1,246,948
S&P MidCap 400 E-Mini	126	Dec 2017	22,626	808,096

Total				$2,055,044

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$37,166,293,590	$—	$—	$37,166,293,590
Money market funds	591,097,121	—	—	591,097,121

Total	$37,757,390,711	$—	$—	$37,757,390,711

Derivative financial instruments[a]:
Assets:
Futures contracts	$2,055,044	$—	$—	$2,055,044

Total	$2,055,044	$—	$—	$2,055,044

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	887,166	$92,744,334	0.23%
Other securities[a]		514,024,100	1.25

		606,768,434	1.48
AIR FREIGHT & LOGISTICS
Other securities[a]		136,481,483	0.33

		136,481,483	0.33
AIRLINES
Other securities[a]		118,262,702	0.29

		118,262,702	0.29
AUTO COMPONENTS
Dana Inc.	2,915,113	81,506,559	0.20
Other securities[a]		424,487,218	1.03

		505,993,777	1.23
AUTOMOBILES
Other securities[a]		28,114,814	0.07

		28,114,814	0.07
BANKS
Hancock Holding Co.	1,689,888	81,875,074	0.20
Home BancShares Inc./AR	3,166,154	79,850,404	0.19
IBERIABANK Corp.	1,014,187	83,315,462	0.20
Texas Capital Bancshares Inc.[b,c]	999,210	85,732,218	0.21
Umpqua Holdings Corp.	4,443,253	86,687,866	0.21
United Bankshares Inc./WV	2,004,482	74,466,506	0.18
Wintrust Financial Corp.	1,112,572	87,125,513	0.21
Other securities[a]		3,699,657,407	9.00

		4,278,710,450	10.40
BEVERAGES
Other securities[a]		105,234,575	0.26

		105,234,575	0.26
BIOTECHNOLOGY
Bluebird Bio Inc.[b,c]	917,119	125,966,295	0.31
Exact Sciences Corp.[b,c]	2,361,274	111,263,231	0.27

Security	Shares	Value	% of Net Assets
Kite Pharma Inc.[b,c]	985,538	$177,209,588	0.43%
Other securities[a]		2,185,433,531	5.31

		2,599,872,645	6.32
BUILDING PRODUCTS
Other securities[a]		521,893,746	1.27

		521,893,746	1.27
CAPITAL MARKETS
Other securities[a]		539,608,390	1.31

		539,608,390	1.31
CHEMICALS
Other securities[a]		880,706,626	2.14

		880,706,626	2.14
COMMERCIAL SERVICES & SUPPLIES
Brink’s Co. (The)	919,259	77,447,571	0.19
Healthcare Services Group Inc.	1,428,055	77,072,128	0.19
Other securities[a]		879,705,510	2.13

		1,034,225,209	2.51
COMMUNICATIONS EQUIPMENT
Other securities[a]		698,717,271	1.70

		698,717,271	1.70
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	1,182,484	82,040,740	0.20
Other securities[a]		403,568,715	0.98

		485,609,455	1.18
CONSTRUCTION MATERIALS
Other securities[a]		97,209,115	0.24

		97,209,115	0.24
CONSUMER FINANCE
Other securities[a]		245,429,285	0.60

		245,429,285	0.60
CONTAINERS & PACKAGING
Other securities[a]		50,319,356	0.12

		50,319,356	0.12
DISTRIBUTORS
Other securities[a]		32,951,670	0.08

		32,951,670	0.08
DIVERSIFIED CONSUMER SERVICES
Grand Canyon Education Inc.[b,c]	940,593	85,424,656	0.21

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$268,377,755	0.65%

		353,802,411	0.86
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		41,929,753	0.10

		41,929,753	0.10
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		283,732,524	0.69

		283,732,524	0.69
ELECTRIC UTILITIES
ALLETE Inc.	1,026,312	79,323,655	0.19
IDACORP Inc.	1,014,263	89,184,146	0.22
Portland General Electric Co.	1,794,891	81,918,825	0.20
Other securities[a]		194,046,696	0.47

		444,473,322	1.08
ELECTRICAL EQUIPMENT
Other securities[a]		266,226,732	0.65

		266,226,732	0.65
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Littelfuse Inc.	451,550	88,449,614	0.22
Other securities[a]		1,118,460,082	2.71

		1,206,909,696	2.93
ENERGY EQUIPMENT & SERVICES
Other securities[a]		614,515,263	1.49

		614,515,263	1.49
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Cousins Properties Inc.[c]	8,406,536	78,517,046	0.19
Gramercy Property Trust[c]	3,037,144	91,873,606	0.22
Healthcare Realty Trust Inc.[c]	2,468,975	79,846,651	0.19
RLJ Lodging Trust	3,417,006	75,174,132	0.18
Sabra Health Care REIT Inc.	3,519,379	77,215,175	0.19
Starwood Waypoint Homes[c]	2,565,303	93,300,070	0.23
Other securities[a]		2,307,066,069	5.61

		2,802,992,749	6.81
FOOD & STAPLES RETAILING
Other securities[a]		217,710,560	0.53

		217,710,560	0.53

Security	Shares	Value	% of Net Assets
FOOD PRODUCTS
Other securities[a]		$538,458,606	1.31%

		538,458,606	1.31
GAS UTILITIES
ONE Gas Inc.	1,047,079	77,106,898	0.19
WGL Holdings Inc.	1,028,135	86,568,967	0.21
Other securities[a]		337,538,934	0.82

		501,214,799	1.22
HEALTH CARE EQUIPMENT & SUPPLIES
Masimo Corp.[b,c]	899,139	77,829,472	0.19
Other securities[a]		1,425,506,380	3.46

		1,503,335,852	3.65
HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	1,981,003	91,819,489	0.22
Other securities[a]		753,341,277	1.83

		845,160,766	2.05
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	1,130,951	88,282,035	0.21
Other securities[a]		256,566,979	0.63

		344,849,014	0.84
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		1,215,265,078	2.95

		1,215,265,078	2.95
HOUSEHOLD DURABLES
Other securities[a]		595,804,777	1.45

		595,804,777	1.45
HOUSEHOLD PRODUCTS
Other securities[a]		110,130,474	0.27

		110,130,474	0.27
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		178,905,988	0.43

		178,905,988	0.43
INDUSTRIAL CONGLOMERATES
Other securities[a]		23,702,965	0.06

		23,702,965	0.06
INSURANCE
Primerica Inc.	919,407	74,977,641	0.18
Other securities[a]		898,607,755	2.19

		973,585,396	2.37

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		$186,481,829	0.45%

		186,481,829	0.45
INTERNET SOFTWARE & SERVICES
GrubHub Inc.[b,c]	1,724,912	90,833,866	0.22
Other securities[a]		1,165,174,579	2.83

		1,256,008,445	3.05
IT SERVICES
EPAM Systems Inc.[b,c]	986,354	86,730,107	0.21
MAXIMUS Inc.	1,288,258	83,092,641	0.20
Other securities[a]		589,453,144	1.44

		759,275,892	1.85
LEISURE PRODUCTS
Other securities[a]		142,046,162	0.35

		142,046,162	0.35
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b]	1,013,808	89,296,209	0.22
PRA Health Sciences Inc.[b]	979,383	74,599,603	0.18
Other securities[a]		167,621,138	0.41

		331,516,950	0.81
MACHINERY
Woodward Inc.	1,068,222	82,904,709	0.20
Other securities[a]		1,475,571,988	3.59

		1,558,476,697	3.79
MARINE
Other securities[a]		49,619,869	0.12

		49,619,869	0.12
MEDIA
Other securities[a]		542,178,618	1.32

		542,178,618	1.32
METALS & MINING
Other securities[a]		532,602,666	1.29

		532,602,666	1.29
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[c,d]	1,321,494	22,980,781	0.06
Other securities[a]		342,321,865	0.83

		365,302,646	0.89

Security	Shares	Value	% of Net Assets
MULTI-UTILITIES
Other securities[a]		$209,933,950	0.51%

		209,933,950	0.51
MULTILINE RETAIL
Other securities[a]		137,995,507	0.34

		137,995,507	0.34
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		913,444,438	2.22

		913,444,438	2.22
PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.[b]	2,916,879	78,989,083	0.19
Other securities[a]		173,978,879	0.43

		252,967,962	0.62
PERSONAL PRODUCTS
Other securities[a]		60,827,212	0.15

		60,827,212	0.15
PHARMACEUTICALS
Catalent Inc.[b]	2,526,513	100,858,399	0.25
Other securities[a]		742,829,802	1.80

		843,688,201	2.05
PROFESSIONAL SERVICES
Other securities[a]		503,091,856	1.22

		503,091,856	1.22
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		167,873,438	0.41

		167,873,438	0.41
ROAD & RAIL
Knight-Swift Transportation Holdings Inc.[b]	2,518,365	104,638,066	0.25
Other securities[a]		254,109,163	0.62

		358,747,229	0.87
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Entegris Inc.[b,c]	2,848,908	82,190,996	0.20
MKS Instruments Inc.	1,081,980	102,193,011	0.25
Monolithic Power Systems Inc.	801,197	85,367,540	0.21
Other securities[a]		1,045,951,852	2.54

		1,315,703,399	3.20

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
SOFTWARE
Aspen Technology Inc.[b,c]	1,506,679	$94,634,508	0.23%
Blackbaud Inc.[c]	956,376	83,969,813	0.20
Fair Isaac Corp.	611,536	85,920,808	0.21
Proofpoint Inc.[b,c]	875,711	76,379,513	0.19
Other securities[a]		1,126,215,331	2.74

		1,467,119,973	3.57
SPECIALTY RETAIL
Other securities[a]		848,355,646	2.06

		848,355,646	2.06
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		211,759,761	0.51

		211,759,761	0.51
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		306,253,260	0.74

		306,253,260	0.74
THRIFTS & MORTGAGE FINANCE
MGIC Investment Corp.[b,c]	7,432,047	93,123,549	0.23
PennyMac Financial Services Inc. Class Ac,d	224,219	3,991,098	0.01
Radian Group Inc.[c]	4,363,714	81,557,815	0.20
Other securities[a]		791,274,462	1.92

		969,946,924	2.36
TOBACCO
Other securities[a]		70,691,062	0.17

		70,691,062	0.17
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		535,974,556	1.30

		535,974,556	1.30
WATER UTILITIES
Other securities[a]		147,907,084	0.36

		147,907,084	0.36
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		56,629,332	0.14

		56,629,332	0.14

TOTAL COMMON STOCKS
(Cost: $45,446,689,495)		41,131,236,292	99.99

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	5,807,975,496	$5,809,717,888	14.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	70,737,411	70,737,411	0.17

		5,880,455,299	14.29

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,879,344,743)		5,880,455,299	14.29

TOTAL INVESTMENTS IN SECURITIES
(Cost: $51,326,034,238)[g]		47,011,691,591	114.28
Other Assets, Less Liabilities		(5,874,608,183)	(14.28)

NET ASSETS		$41,137,083,408	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $51,567,146,570. Net unrealized depreciation was $4,551,080,949, of which $1,577,346,801 represented gross unrealized appreciation on investments and $6,128,427,750 represented gross unrealized depreciation on investments.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	4,920,963,301	887,012,195	[b]	—	5,807,975,496	$5,809,717,888	$(137,622)	$(421,604)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	96,515,567	—		(25,778,156)[b]	70,737,411	70,737,411	—	—	263,591
PennyMac Financial Services Inc. Class A	224,219	—		—	224,219	3,991,098	—	168,164	—
PennyMac Mortgage Investment Trust	1,319,839	357,707		(356,052)	1,321,494	22,980,781	(1,136,211)	—	1,222,662

						$5,907,427,178	$(1,273,833)	$472,979	$1,486,253

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
E-mini Russell 2000	1,385	Dec 2017	$103,383	$4,374,030

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$41,108,262,608	$17,511,210	$5,462,474	$41,131,236,292
Money market funds	5,880,455,299	—	—	5,880,455,299

Total	$46,988,717,907	$17,511,210	$5,462,474	$47,011,691,591

Derivative financial instruments[a]:
Assets:
Futures contracts	$4,374,030	$—	$—	$4,374,030

Total	$4,374,030	$—	$—	$4,374,030

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	269,946	$28,220,155	0.33%
Other securities[a]		58,909,522	0.69

		87,129,677	1.02
AIR FREIGHT & LOGISTICS
Other securities[a]		27,332,887	0.32

		27,332,887	0.32
AIRLINES
Other securities[a]		28,278,328	0.33

		28,278,328	0.33
AUTO COMPONENTS
Tenneco Inc.	435,768	26,438,045	0.31
Other securities[a]		89,305,096	1.05

		115,743,141	1.36
AUTOMOBILES
Other securities[a]		10,099,762	0.12

		10,099,762	0.12
BANKS
Texas Capital Bancshares Inc.[b,c]	311,978	26,767,712	0.31
Other securities[a]		164,408,022	1.93

		191,175,734	2.24
BEVERAGES
Other securities[a]		41,945,229	0.49

		41,945,229	0.49
BIOTECHNOLOGY
Clovis Oncology Inc.[b]	358,564	29,545,674	0.35
Exact Sciences Corp.[b,c]	959,831	45,227,237	0.53
FibroGen Inc.[b,c]	540,512	29,079,546	0.34
Kite Pharma Inc.[b]	400,229	71,965,176	0.84
Puma Biotechnology Inc.[b,c]	234,418	28,071,555	0.33
Other securities[a]		633,093,342	7.43

		836,982,530	9.82
BUILDING PRODUCTS
Other securities[a]		172,930,535	2.03

		172,930,535	2.03
CAPITAL MARKETS
Other securities[a]		124,506,394	1.46

		124,506,394	1.46

Security	Shares	Value	% of Net Assets
CHEMICALS
PolyOne Corp.	664,564	$26,602,497	0.31%
Sensient Technologies Corp.	361,505	27,806,964	0.33
Other securities[a]		179,457,219	2.10

		233,866,680	2.74
COMMERCIAL SERVICES & SUPPLIES
Brink’s Co. (The)	374,360	31,539,830	0.37
Deluxe Corp.	395,731	28,872,534	0.34
Healthcare Services Group Inc.	581,654	31,391,866	0.37
Other securities[a]		207,416,946	2.43

		299,221,176	3.51
COMMUNICATIONS EQUIPMENT
Lumentum Holdings Inc.[b,c]	497,546	27,041,625	0.32
Other securities[a]		135,779,893	1.59

		162,821,518	1.91
CONSTRUCTION & ENGINEERING
Other securities[a]		125,827,516	1.48

		125,827,516	1.48
CONSTRUCTION MATERIALS
Summit Materials Inc. Class Ab,c	873,810	27,988,134	0.33
Other securities[a]		10,263,914	0.12

		38,252,048	0.45
CONSUMER FINANCE
Other securities[a]		45,204,663	0.53

		45,204,663	0.53
CONTAINERS & PACKAGING
Other securities[a]		17,065,045	0.20

		17,065,045	0.20
DISTRIBUTORS
Other securities[a]		11,964,951	0.14

		11,964,951	0.14
DIVERSIFIED CONSUMER SERVICES
Grand Canyon Education Inc.[b]	382,951	34,779,610	0.41
Other securities[a]		60,152,902	0.70

		94,932,512	1.11
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		1,176,316	0.01

		1,176,316	0.01

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		$72,417,695	0.85%

		72,417,695	0.85
ELECTRIC UTILITIES
Other securities[a]		10,206,892	0.12

		10,206,892	0.12
ELECTRICAL EQUIPMENT
Other securities[a]		83,450,596	0.98

		83,450,596	0.98
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Littelfuse Inc.	183,762	35,995,301	0.42
Other securities[a]		161,312,531	1.90

		197,307,832	2.32
ENERGY EQUIPMENT & SERVICES
Other securities[a]		32,218,639	0.38

		32,218,639	0.38
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		256,517,386	3.01

		256,517,386	3.01
FOOD & STAPLES RETAILING
Other securities[a]		38,652,857	0.45

		38,652,857	0.45
FOOD PRODUCTS
Other securities[a]		89,834,475	1.05

		89,834,475	1.05
GAS UTILITIES
Other securities[a]		7,074,068	0.08

		7,074,068	0.08
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	296,717	27,941,840	0.33
Integra LifeSciences Holdings Corp.[b,c]	519,215	26,209,973	0.31
Masimo Corp.[b]	366,050	31,685,288	0.37
Other securities[a]		409,973,188	4.81

		495,810,289	5.82
HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	803,888	37,260,209	0.44
Other securities[a]		229,794,660	2.69

		267,054,869	3.13
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	460,158	35,919,933	0.42

Security	Shares	Value	% of Net Assets
Other securities[a]		$71,878,650	0.85%

		107,798,583	1.27
HOTELS, RESTAURANTS & LEISURE
Texas Roadhouse Inc.	546,380	26,849,113	0.32
Other securities[a]		332,097,367	3.89

		358,946,480	4.21
HOUSEHOLD DURABLES
Other securities[a]		118,575,479	1.39

		118,575,479	1.39
HOUSEHOLD PRODUCTS
Other securities[a]		28,654,542	0.34

		28,654,542	0.34
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		14,027,329	0.17

		14,027,329	0.17
INDUSTRIAL CONGLOMERATES
Other securities[a]		9,572,904	0.11

		9,572,904	0.11
INSURANCE
Primerica Inc.	371,937	30,331,462	0.36
Other securities[a]		57,531,379	0.67

		87,862,841	1.03
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		61,106,609	0.72

		61,106,609	0.72
INTERNET SOFTWARE & SERVICES
GrubHub Inc.[b,c]	701,271	36,928,931	0.43
j2 Global Inc.	379,291	28,022,019	0.33
Stamps.com Inc.[b,c]	129,264	26,195,350	0.31
Yelp Inc.[b]	634,042	27,454,019	0.32
Other securities[a]		345,721,526	4.06

		464,321,845	5.45
IT SERVICES
EPAM Systems Inc.[b,c]	401,321	35,288,156	0.41
MAXIMUS Inc.	524,278	33,815,931	0.40
Other securities[a]		136,253,758	1.60

		205,357,845	2.41
LEISURE PRODUCTS
Other securities[a]		27,409,456	0.32

		27,409,456	0.32

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b]	409,656	$36,082,500	0.42%
PRA Health Sciences Inc.[b]	398,874	30,382,233	0.36
Other securities[a]		60,295,628	0.71

		126,760,361	1.49
MACHINERY
Kennametal Inc.	655,443	26,440,571	0.31
Woodward Inc.	434,894	33,752,123	0.40
Other securities[a]		328,172,089	3.85

		388,364,783	4.56
MARINE
Other securities[a]		4,658,464	0.06

		4,658,464	0.06
MEDIA
Other securities[a]		105,112,276	1.23

		105,112,276	1.23
METALS & MINING
Other securities[a]		36,302,361	0.43

		36,302,361	0.43
MULTILINE RETAIL
Other securities[a]		37,614,978	0.44

		37,614,978	0.44
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		71,950,587	0.84

		71,950,587	0.84
PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.[b]	1,115,001	30,194,227	0.35
Other securities[a]		37,018,523	0.44

		67,212,750	0.79
PERSONAL PRODUCTS
Other securities[a]		19,316,368	0.23

		19,316,368	0.23
PHARMACEUTICALS
Catalent Inc.[b]	1,026,953	40,995,964	0.48
Nektar Therapeutics[b,c]	1,209,585	29,030,040	0.34
Other securities[a]		217,619,747	2.56

		287,645,751	3.38
PROFESSIONAL SERVICES
Other securities[a]		115,777,287	1.36

		115,777,287	1.36

Security	Shares	Value	% of Net Assets
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		$31,598,038	0.37%

		31,598,038	0.37
ROAD & RAIL
Knight-Swift Transportation Holdings Inc.[b]	1,024,382	42,563,072	0.50
Other securities[a]		49,135,556	0.58

		91,698,628	1.08
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cirrus Logic Inc.[b,c]	526,577	28,077,086	0.33
Entegris Inc.[b]	1,159,786	33,459,826	0.39
Integrated Device Technology Inc.[b,c]	1,093,778	29,072,619	0.34
MKS Instruments Inc.	439,999	41,557,906	0.49
Monolithic Power Systems Inc.	325,897	34,724,325	0.41
Silicon Laboratories Inc.[b,c]	342,542	27,369,106	0.32
Other securities[a]		244,519,898	2.87

		438,780,766	5.15
SOFTWARE
Aspen Technology Inc.[b]	612,860	38,493,737	0.45
Blackbaud Inc.	389,260	34,177,028	0.40
Fair Isaac Corp.	248,665	34,937,432	0.41
Paycom Software Inc.[b,c]	402,401	30,163,979	0.35
Proofpoint Inc.[b,c]	356,213	31,068,898	0.36
Other securities[a]		357,976,042	4.21

		526,817,116	6.18
SPECIALTY RETAIL
Other securities[a]		143,244,450	1.68

		143,244,450	1.68
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		68,372,605	0.80

		68,372,605	0.80
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		61,688,386	0.72

		61,688,386	0.72
THRIFTS & MORTGAGE FINANCE
Essent Group Ltd.[b]	664,153	26,898,196	0.32
Other securities[a]		38,912,609	0.45

		65,810,805	0.77

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
TOBACCO
Other securities[a]		$8,273,619	0.10%

		8,273,619	0.10
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		100,453,432	1.18

		100,453,432	1.18
WATER UTILITIES
Other securities[a]		28,765,674	0.34

		28,765,674	0.34
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		20,392,355	0.24

		20,392,355	0.24

TOTAL COMMON STOCKS
(Cost: $ 7,625,766,481)		8,547,247,993	100.30

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	1,608,047,181	1,608,529,595	18.88

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	11,338,247	$11,338,247	0.13%

		1,619,867,842	19.01

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 1,619,524,004)		1,619,867,842	19.01

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,245,290,485)[g]		10,167,115,835	119.31
Other Assets, Less Liabilities		(1,645,545,612)	(19.31)

NET ASSETS		$8,521,570,223	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $9,298,738,883. Net unrealized appreciation was $869,035,137, of which $1,418,061,976 represented gross unrealized appreciation on investments and $549,026,839 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,372,373,211	235,673,970[b]	—	1,608,047,181	$1,608,529,595	$(19,069)	$(120,564)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	9,248,733	2,089,514[b]	—	11,338,247	11,338,247	—	—	60,267

					$1,619,867,842	$(19,069)	$(120,564)	$60,267

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is is reflected as a component of securities lending income in the statement of operations.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
E-mini Russell 2000	150	Dec 2017	$11,197	$658,185

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,544,679,577	$—	$2,568,416	$8,547,247,993
Money market funds	1,619,867,842	—	—	1,619,867,842

Total	$10,164,547,419	$—	$2,568,416	$10,167,115,835

Derivative financial instruments[a]:
Assets:
Futures contracts	$658,185	$—	$—	$658,185

Total	$658,185	$—	$—	$658,185

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$174,339,416	1.95%

		174,339,416	1.95
AIR FREIGHT & LOGISTICS
Other securities[a]		30,628,536	0.34

		30,628,536	0.34
AIRLINES
Other securities[a]		21,358,993	0.24

		21,358,993	0.24
AUTO COMPONENTS
Other securities[a]		98,323,663	1.10

		98,323,663	1.10
AUTOMOBILES
Other securities[a]		1,573,768	0.02

		1,573,768	0.02
BANKS
Cathay General Bancorp.	677,564	27,238,073	0.30
Chemical Financial Corp.	631,185	32,985,728	0.37
Fulton Financial Corp.	1,525,868	28,610,025	0.32
Hancock Holding Co.	750,908	36,381,493	0.41
IBERIABANK Corp.	450,497	37,008,329	0.41
Investors Bancorp. Inc.	2,310,276	31,512,165	0.35
MB Financial Inc.	661,471	29,779,424	0.33
Sterling Bancorp./DE	1,174,904	28,961,384	0.32
UMB Financial Corp.	402,665	29,994,516	0.34
Umpqua Holdings Corp.	1,973,580	38,504,546	0.43
United Bankshares Inc./WV	889,521	33,045,705	0.37
Valley National Bancorp.	2,305,895	27,786,035	0.31
Wintrust Financial Corp.	494,293	38,708,085	0.43
Other securities[a]		1,268,578,648	14.18

		1,689,094,156	18.87
BEVERAGES
Other securities[a]		807,531	0.01

		807,531	0.01

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Bluebird Bio Inc.[b,c]	246,409	$33,844,276	0.38%
Other securities[a]		207,673,270	2.32

		241,517,546	2.70
BUILDING PRODUCTS
Other securities[a]		42,448,097	0.47

		42,448,097	0.47
CAPITAL MARKETS
Stifel Financial Corp.[c]	593,951	31,752,620	0.35
Other securities[a]		72,254,480	0.81

		104,007,100	1.16
CHEMICALS
Other securities[a]		135,588,081	1.52

		135,588,081	1.52
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		132,597,878	1.48

		132,597,878	1.48
COMMUNICATIONS EQUIPMENT
ViaSat Inc.[b,c]	448,776	28,865,272	0.32
Other securities[a]		103,501,159	1.16

		132,366,431	1.48
CONSTRUCTION & ENGINEERING
Other securities[a]		78,770,426	0.88

		78,770,426	0.88
CONSTRUCTION MATERIALS
Other securities[a]		1,310,400	0.01

		1,310,400	0.01
CONSUMER FINANCE
Other securities[a]		59,814,809	0.67

		59,814,809	0.67
CONTAINERS & PACKAGING
Other securities[a]		3,969,336	0.04

		3,969,336	0.04
DISTRIBUTORS
Other securities[a]		1,651,063	0.02

		1,651,063	0.02
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		53,327,289	0.60

		53,327,289	0.60
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		17,113,670	0.19

		17,113,670	0.19

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		$47,212,273	0.53%

		47,212,273	0.53
ELECTRIC UTILITIES
ALLETE Inc.	455,968	35,241,767	0.39
IDACORP Inc.	449,952	39,564,279	0.44
PNM Resources Inc.	711,463	28,671,959	0.32
Portland General Electric Co.	797,069	36,378,229	0.41
Other securities[a]		46,382,142	0.52

		186,238,376	2.08
ELECTRICAL EQUIPMENT
Other securities[a]		26,756,016	0.30

		26,756,016	0.30
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Belden Inc.	375,067	30,204,146	0.34
SYNNEX Corp.	205,785	26,033,860	0.29
Tech Data Corp.[b,c]	288,405	25,624,784	0.29
Other securities[a]		238,123,286	2.66

		319,986,076	3.58
ENERGY EQUIPMENT & SERVICES
Other securities[a]		236,537,846	2.64

		236,537,846	2.64
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Cousins Properties Inc.[c]	3,725,716	34,798,187	0.39
Gramercy Property Trust	1,149,958	34,786,229	0.39
Healthcare Realty Trust Inc.	1,093,167	35,353,021	0.40
LaSalle Hotel Properties[c]	1,014,353	29,436,524	0.33
RLJ Lodging Trust	1,512,010	33,264,220	0.37
Sabra Health Care REIT Inc.	1,288,535	28,270,458	0.32
Starwood Waypoint Homes[c]	1,134,135	41,248,490	0.46
Sunstone Hotel Investors Inc.[c]	2,009,130	32,286,719	0.36
Other securities[a]		692,654,387	7.73

		962,098,235	10.75

Security	Shares	Value	% of Net Assets
FOOD & STAPLES RETAILING
Other securities[a]		$54,420,883	0.61%

		54,420,883	0.61
FOOD PRODUCTS
Darling Ingredients Inc.[b,c]	1,465,284	25,671,776	0.29
Sanderson Farms Inc.	179,585	29,006,569	0.32
Snyder’s-Lance Inc.	767,204	29,261,161	0.33
Other securities[a]		56,736,034	0.63

		140,675,540	1.57
GAS UTILITIES
New Jersey Resources Corp.	706,963	29,798,491	0.33
ONE Gas Inc.	463,214	34,111,079	0.38
Southwest Gas Holdings Inc.	380,707	29,550,477	0.33
Spire Inc.	420,812	31,413,616	0.35
WGL Holdings Inc.	456,301	38,420,544	0.43
Other securities[a]		51,315,530	0.58

		214,609,737	2.40
HEALTH CARE EQUIPMENT & SUPPLIES
LivaNova PLC[b,c]	432,630	30,310,058	0.34
Other securities[a]		95,150,238	1.06

		125,460,296	1.40
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		83,663,989	0.93

		83,663,989	0.93
HEALTH CARE TECHNOLOGY
Other securities[a]		35,916,632	0.40

		35,916,632	0.40
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		143,522,090	1.60

		143,522,090	1.60
HOUSEHOLD DURABLES
Other securities[a]		135,130,123	1.51

		135,130,123	1.51
HOUSEHOLD PRODUCTS
Other securities[a]		17,942,661	0.20

		17,942,661	0.20
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		63,927,830	0.71

		63,927,830	0.71

SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
INSURANCE
CNO Financial Group Inc.	1,469,792	$34,304,945	0.38%
Selective Insurance Group Inc.	513,690	27,662,206	0.31
Other securities[a]		276,862,986	3.10

		338,830,137	3.79
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		16,185,050	0.18

		16,185,050	0.18
INTERNET SOFTWARE & SERVICES
Other securities[a]		49,801,692	0.56

		49,801,692	0.56
IT SERVICES
CACI International Inc. Class Ab	217,680	30,333,708	0.34
Other securities[a]		82,197,633	0.92

		112,531,341	1.26
LEISURE PRODUCTS
Other securities[a]		33,443,970	0.37

		33,443,970	0.37
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		8,449,843	0.09

		8,449,843	0.09
MACHINERY
Barnes Group Inc.	387,570	27,300,431	0.31
Other securities[a]		239,831,881	2.68

		267,132,312	2.99
MARINE
Other securities[a]		17,031,817	0.19

		17,031,817	0.19
MEDIA
Other securities[a]		126,058,954	1.41

		126,058,954	1.41
METALS & MINING
Other securities[a]		196,623,539	2.20

		196,623,539	2.20
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[c,d]	590,172	10,263,091	0.11
Other securities[a]		150,437,625	1.69

		160,700,716	1.80

Security	Shares	Value	% of Net Assets
MULTI-UTILITIES
Avista Corp.	573,686	$29,699,724	0.33%
Black Hills Corp.	476,743	32,833,290	0.37
Other securities[a]		30,783,392	0.34

		93,316,406	1.04
MULTILINE RETAIL
Other securities[a]		19,947,153	0.22

		19,947,153	0.22
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[b,c]	586,236	28,743,151	0.32
Other securities[a]		298,202,710	3.33

		326,945,861	3.65
PAPER & FOREST PRODUCTS
Other securities[a]		39,222,190	0.44

		39,222,190	0.44
PERSONAL PRODUCTS
Other securities[a]		6,168,221	0.07

		6,168,221	0.07
PHARMACEUTICALS
Other securities[a]		60,296,349	0.67

		60,296,349	0.67
PROFESSIONAL SERVICES
Other securities[a]		97,171,499	1.09

		97,171,499	1.09
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		39,424,844	0.44

		39,424,844	0.44
ROAD & RAIL
Other securities[a]		58,644,271	0.66

		58,644,271	0.66
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		105,165,274	1.18

		105,165,274	1.18
SOFTWARE
Other securities[a]		76,466,163	0.85

		76,466,163	0.85
SPECIALTY RETAIL
Other securities[a]		219,085,989	2.45

		219,085,989	2.45

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		$19,884,612	0.22%

		19,884,612	0.22
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		68,504,615	0.77

		68,504,615	0.77
THRIFTS & MORTGAGE FINANCE
MGIC Investment Corp.[b]	3,298,745	41,333,275	0.46
PennyMac Financial Services Inc. Class Ab,c,d	93,191	1,658,800	0.02
Radian Group Inc.[c]	1,931,164	36,093,455	0.40
Washington Federal Inc.	787,570	26,501,730	0.30
Other securities[a]		252,502,430	2.82

		358,089,690	4.00
TOBACCO
Other securities[a]		22,213,925	0.25

		22,213,925	0.25
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		128,353,511	1.43

		128,353,511	1.43
WATER UTILITIES
Other securities[a]		34,134,638	0.38

		34,134,638	0.38
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		2,603,759	0.03

		2,603,759	0.03

TOTAL COMMON STOCKS
(Cost: $8,224,610,499)		8,917,135,133	99.64

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	989,365,234	989,662,043	11.06

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	19,889,764	$19,889,764	0.22%

		1,009,551,807	11.28

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,009,351,507)		1,009,551,807	11.28

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,233,962,006)[g]		9,926,686,940	110.92
Other Assets, Less Liabilities		(976,969,329)	(10.92)

NET ASSETS		$8,949,717,611	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $9,382,863,096. Net unrealized appreciation was $544,955,589, of which $1,301,620,017 represented gross unrealized appreciation on investments and $756,664,428 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	59

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	863,378,056	125,987,178	[b]	—	989,365,234	$989,662,043	$(7,544)	$(73,085)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	14,942,334	4,947,430	[b]	—	19,889,764	19,889,764	—	—	62,945
PennyMac Financial Services Inc. Class A	93,191	—		—	93,191	1,658,800	—	69,894	—
PennyMac Mortgage Investment Trust	610,001	12,679		(32,508)	590,172	10,263,091	(171,672)	(15,375)	558,122

						$1,021,473,698	$(179,216)	$(18,567)	$621,067

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
E-mini Russell 2000	427	Dec 2017	$31,873	$1,131,745

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,909,796,563	$7,336,836	$1,734	$8,917,135,133
Money market funds	1,009,551,807	—	—	1,009,551,807

Total	$9,919,348,370	$7,336,836	$1,734	$9,926,686,940

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,131,745	$—	$—	$1,131,745

Total	$1,131,745	$—	$—	$1,131,745

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$95,003,460	$743,465,319	$219,434,331
Affiliated (Note 2)	1,317,526	8,219,224	3,308,150

Total cost of investments in securities	$96,320,986	$751,684,543	$222,742,481

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$111,530,671	$1,028,638,351	$245,572,676
Affiliated (Note 2)	1,522,813	8,219,435	4,327,539
Cash pledged to broker for futures contracts	5,000	64,000	14,000
Receivables:
Dividends and interest	100,214	577,927	310,125
Futures variation margin	420	5,880	1,680

Total Assets	113,159,118	1,037,505,593	250,226,020

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	589,192	6,774,221	362,849
Investment advisory fees (Note 2)	13,771	168,050	40,348

Total Liabilities	602,963	6,942,271	403,197

NET ASSETS	$112,556,155	$1,030,563,322	$249,822,823

Net assets consist of:
Paid-in capital	$96,773,802	$750,435,432	$226,394,655
Undistributed net investment income	28,433	82,735	104,555
Accumulated net realized loss	(979,755)	(5,143,630)	(3,838,231)
Net unrealized appreciation	16,733,675	285,188,785	27,161,844

NET ASSETS	$112,556,155	$1,030,563,322	$249,822,823

Shares outstanding[b]	1,950,000	15,200,000	5,000,000

Net asset value per share	$57.72	$67.80	$49.96

[a]	Securities on loan with values of $583,927, $6,664,375 and $353,549, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$16,132,854,891	$26,334,192,163	$31,882,328,599
Affiliated (Note 2)	531,124,042	1,110,717,663	847,450,989

Total cost of investments in securities	$16,663,978,933	$27,444,909,826	$32,729,779,588

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$19,152,879,577	$37,090,466,639	$36,794,644,251
Affiliated (Note 2)	556,976,958	1,110,917,206	962,746,458
Cash pledged to broker for futures contracts	1,529,000	2,424,840	3,729,731
Cash	243,108	3,896,759	172,969
Receivables:
Investment securities sold	214,503	1,302	3,603
Due from custodian (Note 4)	88,997	—	—
Dividends and interest	19,211,992	20,123,178	52,682,913
Capital shares sold	—	642,793	2,836,425
Futures variation margin	133,850	203,700	264,180

Total Assets	19,731,277,985	38,228,676,417	37,817,080,532

LIABILITIES
Payables:
Investment securities purchased	88,997	—	—
Collateral for securities on loan (Note 1)	433,553,102	1,063,395,474	540,268,472
Capital shares redeemed	976,260	101,216	413,170
Investment advisory fees (Note 2)	2,359,733	5,842,153	5,771,683

Total Liabilities	436,978,092	1,069,338,843	546,453,325

NET ASSETS	$19,294,299,893	$37,159,337,574	$37,270,627,207

Net assets consist of:
Paid-in capital	$16,230,377,068	$27,367,407,238	$32,524,590,126
Undistributed net investment income	6,969,191	3,001,882	22,725,378
Undistributed net realized gain (accumulated net realized loss)	10,221,899	(968,758,238)	(306,354,464)
Net unrealized appreciation	3,046,731,735	10,757,686,692	5,029,666,167

NET ASSETS	$19,294,299,893	$37,159,337,574	$37,270,627,207

Shares outstanding[b]	137,850,000	296,900,000	314,350,000

Net asset value per share	$139.97	$125.16	$118.56

[a]	Securities on loan with values of $424,991,299, $1,042,140,745 and $526,824,310, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$45,414,304,891	$7,625,766,481	$8,211,085,354
Affiliated (Note 2)	5,911,729,347	1,619,524,004	1,022,876,652

Total cost of investments in securities	$51,326,034,238	$9,245,290,485	$9,233,962,006

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$41,104,264,413	$8,547,247,993	$8,905,213,242
Affiliated (Note 2)	5,907,427,178	1,619,867,842	1,021,473,698
Cash pledged to broker for futures contracts	3,552,141	508,000	1,100,000
Cash	1,038,030	—	442,899
Receivables:
Investment securities sold	2,597,899	72,843	—
Due from custodian (Note 4)	91,140	—	1,680
Dividends and interest	45,970,157	5,180,435	14,817,237
Capital shares sold	25,126,461	—	920,849
Futures variation margin	16,012	2,471	4,917

Total Assets	47,090,083,431	10,172,879,584	9,943,974,522

LIABILITIES
Payables:
Investment securities purchased	104,669,443	40,857,189	3,129,171
Collateral for securities on loan (Note 1)	5,808,663,229	1,608,159,437	989,453,971
Capital shares redeemed	33,239,459	632,046	—
Securities related to in-kind transactions (Note 4)	261,080	11,858	—
Investment advisory fees (Note 2)	6,166,812	1,648,831	1,673,769

Total Liabilities	5,953,000,023	1,651,309,361	994,256,911

NET ASSETS	$41,137,083,408	$8,521,570,223	$8,949,717,611

Net assets consist of:
Paid-in capital	$49,092,592,454	$8,949,996,110	$8,635,571,173
Undistributed (distributions in excess of) net investment income	(31,268,553)	2,272,732	(7,108,720)
Accumulated net realized loss	(3,614,271,876)	(1,353,182,154)	(372,601,521)
Net unrealized appreciation (depreciation)	(4,309,968,617)	922,483,535	693,856,679

NET ASSETS	$41,137,083,408	$8,521,570,223	$8,949,717,611

Shares outstanding[b]	277,800,000	47,650,000	72,150,000

Net asset value per share	$148.08	$178.84	$124.04

[a]	Securities on loan with values of $5,670,682,858, $1,571,127,805 and $960,721,109, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,144,620	$7,711,320	$3,031,321
Dividends — affiliated (Note 2)	8,780	3,981	38,325
Securities lending income — affiliated — net (Note 2)	1,136	22,689	663

Total investment income	1,154,536	7,737,990	3,070,309

EXPENSES
Investment advisory fees (Note 2)	82,824	952,808	236,362
Proxy fees	2,362	19,447	4,872

Total expenses	85,186	972,255	241,234

Net investment income	1,069,350	6,765,735	2,829,075

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(81,927)	(6,728,275)	(1,356,195)
Investments — affiliated (Note 2)	(115)	(2,239)	(6,798)
In-kind redemptions — unaffiliated	1,160,874	22,139,906	3,485,138
In-kind redemptions — affiliated (Note 2)	8,983	—	13,814
Futures contracts	—	—	303

Net realized gain	1,087,815	15,409,392	2,136,262

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	6,395,553	76,905,096	5,984,872
Investments — affiliated (Note 2)	88,863	(304)	435,729
Futures contracts	1,177	15,542	4,110

Net change in unrealized appreciation/depreciation	6,485,593	76,920,334	6,424,711

Net realized and unrealized gain	7,573,408	92,329,726	8,560,973

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,642,758	$99,095,461	$11,390,048

[a]	Net of foreign withholding tax of $102, $ — and $463, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$188,752,319	$269,163,513	$472,628,254
Dividends — affiliated (Note 2)	1,135,948	254,459	4,238,787
Interest — unaffiliated	4,684	7,718	10,424
Securities lending income — affiliated — net (Note 2)	883,135	2,326,819	936,894

Total investment income	190,776,086	271,752,509	477,814,359

EXPENSES
Investment advisory fees (Note 2)	13,879,980	34,889,799	35,681,286
Proxy fees	386,060	767,888	804,600

Total expenses	14,266,040	35,657,687	36,485,886

Net investment income	176,510,046	236,094,822	441,328,473

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(50,124,973)	(48,277,024)	(363,489,617)
Investments — affiliated (Note 2)	(70,046)	(28,786)	(534,256)
In-kind redemptions — unaffiliated	542,537,360	1,372,653,633	1,754,411,907
In-kind redemptions — affiliated (Note 2)	3,055,098	—	18,112,394
Futures contracts	2,755,418	5,182,449	5,076,255

Net realized gain	498,152,857	1,329,530,272	1,413,576,683

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	671,427,922	2,090,911,063	(299,742,185)
Investments — affiliated (Note 2)	8,966,073	(67,582)	29,173,888
Futures contracts	842,789	1,247,949	1,689,583

Net change in unrealized appreciation/depreciation	681,236,784	2,092,091,430	(268,878,714)

Net realized and unrealized gain	1,179,389,641	3,421,621,702	1,144,697,969

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,355,899,687	$3,657,716,524	$1,586,026,442

[a]	Net of foreign withholding tax of $20,216, $636 and $80,980, respectively.

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$225,226,179	$31,506,247	$69,679,271
Dividends — affiliated (Note 2)	1,486,253	60,267	621,067
Interest — unaffiliated	8,475	1,877	2,475
Securities lending income — affiliated — net (Note 2)	38,772,678	10,922,679	6,576,830

Total investment income	265,493,585	42,491,070	76,879,643

EXPENSES
Investment advisory fees (Note 2)	36,107,197	9,660,515	10,303,490
Proxy fees	864,263	167,068	187,040

Total expenses	36,971,460	9,827,583	10,490,530

Net investment income	228,522,125	32,663,487	66,389,113

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,040,331,099)	(146,832,384)	(70,996,282)
Investments — affiliated (Note 2)	(1,526,361)	(19,069)	(179,216)
In-kind redemptions — unaffiliated	2,487,681,955	257,389,926	522,678,911
In-kind redemptions — affiliated (Note 2)	252,528	—	—
Futures contracts	3,584,027	1,791,727	(22,255)

Net realized gain	1,449,661,050	112,330,200	451,481,158

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	1,316,911,739	686,786,265	(38,496,752)
Investments — affiliated (Note 2)	472,979	(120,564)	(18,567)
Futures contracts	2,909,486	382,417	813,794

Net change in unrealized appreciation/depreciation	1,320,294,204	687,048,118	(37,701,525)

Net realized and unrealized gain	2,769,955,254	799,378,318	413,779,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,998,477,379	$832,041,805	$480,168,746

[a]	Net of foreign withholding tax of $14,787, $588 and $7,811, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,069,350	$2,074,456	$6,765,735	$10,158,114
Net realized gain	1,087,815	1,807,132	15,409,392	21,357,868
Net change in unrealized appreciation/depreciation	6,485,593	12,422,040	76,920,334	72,127,281

Net increase in net assets resulting from operations	8,642,758	16,303,628	99,095,461	103,643,263

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,040,917)	(2,094,212)	(6,683,000)	(10,326,401)

Total distributions to shareholders	(1,040,917)	(2,094,212)	(6,683,000)	(10,326,401)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,223,101	21,881,854	155,615,640	172,863,916
Cost of shares redeemed	(5,633,169)	(22,705,887)	(65,385,686)	(49,741,669)

Net increase (decrease) in net assets from capital share transactions	2,589,932	(824,033)	90,229,954	123,122,247

INCREASE IN NET ASSETS	10,191,773	13,385,383	182,642,415	216,439,109

NET ASSETS
Beginning of period	102,364,382	88,978,999	847,920,907	631,481,798

End of period	$112,556,155	$102,364,382	$1,030,563,322	$847,920,907

Undistributed net investment income included in net assets at end of period	$28,433	$—	$82,735	$—

SHARES ISSUED AND REDEEMED
Shares sold	150,000	450,000	2,400,000	2,950,000
Shares redeemed	(100,000)	(450,000)	(1,000,000)	(900,000)

Net increase in shares outstanding	50,000	—	1,400,000	2,050,000

See notes to financial statements.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,829,075	$4,383,466	$176,510,046	$306,253,880
Net realized gain	2,136,262	1,851,109	498,152,857	1,048,326,875
Net change in unrealized appreciation/depreciation	6,424,711	23,613,771	681,236,784	1,206,292,319

Net increase in net assets resulting from operations	11,390,048	29,848,346	1,355,899,687	2,560,873,074

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,724,520)	(4,397,595)	(169,580,031)	(314,456,461)

Total distributions to shareholders	(2,724,520)	(4,397,595)	(169,580,031)	(314,456,461)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,237,063	49,697,170	2,029,135,633	3,589,055,151
Cost of shares redeemed	(14,600,227)	(19,064,325)	(1,423,901,683)	(3,134,490,497)

Net increase in net assets from capital share transactions	14,636,836	30,632,845	605,233,950	454,564,654

INCREASE IN NET ASSETS	23,302,364	56,083,596	1,791,553,606	2,700,981,267

NET ASSETS
Beginning of period	226,520,459	170,436,863	17,502,746,287	14,801,765,020

End of period	$249,822,823	$226,520,459	$19,294,299,893	$17,502,746,287

Undistributed net investment income included in net assets at end of period	$104,555	$—	$6,969,191	$39,176

SHARES ISSUED AND REDEEMED
Shares sold	600,000	1,050,000	15,000,000	29,650,000
Shares redeemed	(300,000)	(450,000)	(10,500,000)	(26,050,000)

Net increase in shares outstanding	300,000	600,000	4,500,000	3,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$236,094,822	$426,401,022	$441,328,473	$727,033,383
Net realized gain	1,329,530,272	1,675,332,883	1,413,576,683	1,161,888,799
Net change in unrealized appreciation/depreciation	2,092,091,430	2,471,387,670	(268,878,714)	3,519,747,906

Net increase in net assets resulting from operations	3,657,716,524	4,573,121,575	1,586,026,442	5,408,670,088

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(233,175,283)	(437,698,469)	(431,822,930)	(746,611,785)

Total distributions to shareholders	(233,175,283)	(437,698,469)	(431,822,930)	(746,611,785)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,155,270,184	4,798,576,327	5,404,630,045	10,222,009,130
Cost of shares redeemed	(2,724,994,272)	(4,306,825,844)	(5,793,164,399)	(4,709,268,900)

Net increase (decrease) in net assets from capital share transactions	(569,724,088)	491,750,483	(388,534,354)	5,512,740,230

INCREASE IN NET ASSETS	2,854,817,153	4,627,173,589	765,669,158	10,174,798,533

NET ASSETS
Beginning of period	34,304,520,421	29,677,346,832	36,504,958,049	26,330,159,516

End of period	$37,159,337,574	$34,304,520,421	$37,270,627,207	$36,504,958,049

Undistributed net investment income included in net assets at end of period	$3,001,882	$82,343	$22,725,378	$13,219,835

SHARES ISSUED AND REDEEMED
Shares sold	17,900,000	45,650,000	46,600,000	95,850,000
Shares redeemed	(22,550,000)	(41,400,000)	(49,950,000)	(44,600,000)

Net increase (decrease) in shares outstanding	(4,650,000)	4,250,000	(3,350,000)	51,250,000

See notes to financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$228,522,125	$437,645,475	$32,663,487	$63,996,225
Net realized gain	1,449,661,050	3,948,149,155	112,330,200	29,054,988
Net change in unrealized appreciation/depreciation	1,320,294,204	2,692,587,909	687,048,118	1,266,896,333

Net increase in net assets resulting from operations	2,998,477,379	7,078,382,539	832,041,805	1,359,947,546

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(259,340,864)	(485,868,639)	(30,360,156)	(70,749,089)

Total distributions to shareholders	(259,340,864)	(485,868,639)	(30,360,156)	(70,749,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,196,363,126	103,312,086,742	1,156,621,137	3,064,940,710
Cost of shares redeemed	(44,891,376,442)	(97,155,527,555)	(1,067,571,217)	(2,665,611,210)

Net increase in net assets from capital share transactions	304,986,684	6,156,559,187	89,049,920	399,329,500

INCREASE IN NET ASSETS	3,044,123,199	12,749,073,087	890,731,569	1,688,527,957

NET ASSETS
Beginning of period	38,092,960,209	25,343,887,122	7,630,838,654	5,942,310,697

End of period	$41,137,083,408	$38,092,960,209	$8,521,570,223	$7,630,838,654

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(31,268,553)	$(449,814)	$2,272,732	$(30,599)

SHARES ISSUED AND REDEEMED
Shares sold	322,100,000	821,650,000	6,900,000	20,500,000
Shares redeemed	(320,950,000)	(773,850,000)	(6,400,000)	(18,100,000)

Net increase in shares outstanding	1,150,000	47,800,000	500,000	2,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$66,389,113	$128,325,125
Net realized gain	451,481,158	266,962,999
Net change in unrealized appreciation/depreciation	(37,701,525)	1,355,455,593

Net increase in net assets resulting from operations	480,168,746	1,750,743,717

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(70,819,276)	(143,053,363)

Total distributions to shareholders	(70,819,276)	(143,053,363)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,404,878,547	3,258,971,547
Cost of shares redeemed	(1,652,118,597)	(1,867,117,142)

Net increase (decrease) in net assets from capital share transactions	(247,240,050)	1,391,854,405

INCREASE IN NET ASSETS	162,109,420	2,999,544,759

NET ASSETS
Beginning of period	8,787,608,191	5,788,063,432

End of period	$8,949,717,611	$8,787,608,191

Distributions in excess of net investment income included in net assets at end of period	$(7,108,720)	$(2,678,557)

SHARES ISSUED AND REDEEMED
Shares sold	11,900,000	29,950,000
Shares redeemed	(14,050,000)	(17,700,000)

Net increase (decrease) in shares outstanding	(2,150,000)	12,250,000

See notes to financial statements.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$53.88	$46.83	$46.70	$42.46	$35.58	$32.67

Income from investment operations:
Net investment income[a]	0.54	1.00	0.96	0.87	0.81	0.70
Net realized and unrealized gain[b]	3.83	7.06	0.14	4.25	6.85	3.42

Total from investment operations	4.37	8.06	1.10	5.12	7.66	4.12

Less distributions from:
Net investment income	(0.53)	(1.01)	(0.97)	(0.88)	(0.78)	(1.21)

Total distributions	(0.53)	(1.01)	(0.97)	(0.88)	(0.78)	(1.21)

Net asset value, end of period	$57.72	$53.88	$46.83	$46.70	$42.46	$35.58

Total return	8.14%[d]	17.38%	2.40%	12.10%	21.71%[c]	12.99%

Ratios/Supplemental data:
Net assets, end of period (000s)	$112,556	$102,364	$88,979	$93,402	$76,433	$53,371
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.94%	2.01%	2.06%	1.92%	2.06%	2.19%
Portfolio turnover rate[f]	4%[d]	7%	7%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.68%.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$61.44	$53.74	$51.75	$45.27	$37.58	$35.18

Income from investment operations:
Net investment income[a]	0.46	0.86	0.83	0.79	0.72	0.66
Net realized and unrealized gain[b]	6.35	7.69	2.00	6.46	7.69	2.40

Total from investment operations	6.81	8.55	2.83	7.25	8.41	3.06

Less distributions from:
Net investment income	(0.45)	(0.85)	(0.84)	(0.77)	(0.72)	(0.66)

Total distributions	(0.45)	(0.85)	(0.84)	(0.77)	(0.72)	(0.66)

Net asset value, end of period	$67.80	$61.44	$53.74	$51.75	$45.27	$37.58

Total return	11.12%[d]	16.06%	5.52%	16.08%	22.53%[c]	8.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,030,563	$847,921	$631,482	$657,175	$459,480	$385,151
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.42%	1.52%	1.59%	1.62%	1.73%	1.88%
Portfolio turnover rate[f]	9%[d]	15%	16%	10%	13%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 22.50%.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$48.20	$41.57	$43.14	$40.86	$34.54	$30.22

Income from investment operations:
Net investment income[a]	0.58	1.10	1.04	0.99	0.85	0.77
Net realized and unrealized gain (loss)[b]	1.73	6.59	(1.44)	2.30	6.26	4.33

Total from investment operations	2.31	7.69	(0.40)	3.29	7.11	5.10

Less distributions from:
Net investment income	(0.55)	(1.06)	(1.17)	(1.01)	(0.79)	(0.78)

Total distributions	(0.55)	(1.06)	(1.17)	(1.01)	(0.79)	(0.78)

Net asset value, end of period	$49.96	$48.20	$41.57	$43.14	$40.86	$34.54

Total return	4.83%[c]	18.68%	(0.91)%	8.06%	20.77%	17.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$249,823	$226,520	$170,437	$181,173	$185,929	$94,992
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.39%	2.44%	2.47%	2.30%	2.26%	2.49%
Portfolio turnover rate[e]	12%[c]	14%	16%	13%	14%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$131.25	$114.08	$115.94	$104.81	$87.30	$78.02

Income from investment operations:
Net investment income[a]	1.29	2.30	2.22	2.03	1.79	1.67
Net realized and unrealized gain (loss)[b]	8.66	17.21	(1.78)	11.10	17.49	9.31

Total from investment operations	9.95	19.51	0.44	13.13	19.28	10.98

Less distributions from:
Net investment income	(1.23)	(2.34)	(2.30)	(2.00)	(1.77)	(1.70)

Total distributions	(1.23)	(2.34)	(2.30)	(2.00)	(1.77)	(1.70)

Net asset value, end of period	$139.97	$131.25	$114.08	$115.94	$104.81	$87.30

Total return	7.61%[c]	17.27%	0.41%	12.59%	22.25%	14.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,294,300	$17,502,746	$14,801,765	$11,397,310	$8,892,931	$7,185,100
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.91%	1.89%	1.96%	1.82%	1.86%	2.12%
Portfolio turnover rate[e]	3%[c]	4%	5%	5%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$113.76	$99.82	$98.94	$86.57	$71.43	$66.11

Income from investment operations:
Net investment income[a]	0.79	1.44	1.41	1.32	1.17	1.14
Net realized and unrealized gain[b]	11.40	13.97	0.87	12.36	15.13	5.30

Total from investment operations	12.19	15.41	2.28	13.68	16.30	6.44

Less distributions from:
Net investment income	(0.79)	(1.47)	(1.40)	(1.31)	(1.16)	(1.12)

Total distributions	(0.79)	(1.47)	(1.40)	(1.31)	(1.16)	(1.12)

Net asset value, end of period	$125.16	$113.76	$99.82	$98.94	$86.57	$71.43

Total return	10.74%[c]	15.56%	2.34%	15.87%	22.96%	9.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,159,338	$34,304,520	$29,677,347	$29,148,989	$22,992,882	$19,406,502
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.31%	1.38%	1.44%	1.42%	1.47%	1.73%
Portfolio turnover rate[e]	13%[c]	14%	16%	13%	15%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$114.90	$98.82	$103.08	$96.45	$81.24	$70.16

Income from investment operations:
Net investment income[a]	1.39	2.49	2.34	2.16	1.93	1.75
Net realized and unrealized gain (loss)[b]	3.65	16.08	(4.08)	6.60	15.20	11.03

Total from investment operations	5.04	18.57	(1.74)	8.76	17.13	12.78

Less distributions from:
Net investment income	(1.38)	(2.49)	(2.52)	(2.13)	(1.92)	(1.70)

Total distributions	(1.38)	(2.49)	(2.52)	(2.13)	(1.92)	(1.70)

Net asset value, end of period	$118.56	$114.90	$98.82	$103.08	$96.45	$81.24

Total return	4.41%[c]	18.96%	(1.66)%	9.10%	21.28%	18.52%

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,270,627	$36,504,958	$26,330,160	$25,796,793	$21,286,193	$16,970,611
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.40%	2.32%	2.36%	2.13%	2.17%	2.42%
Portfolio turnover rate[e]	13%[c]	13%	16%	13%	12%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$137.69	$110.74	$124.39	$116.43	$94.46	$82.84

Income from investment operations:
Net investment income[a]	0.86	1.78	1.66	1.59	1.36	1.59
Net realized and unrealized gain (loss)[b]	10.49	27.08	(13.63)	7.96	22.06	11.73

Total from investment operations	11.35	28.86	(11.97)	9.55	23.42	13.32

Less distributions from:
Net investment income	(0.96)	(1.91)	(1.68)	(1.59)	(1.45)	(1.70)

Total distributions	(0.96)	(1.91)	(1.68)	(1.59)	(1.45)	(1.70)

Net asset value, end of period	$148.08	$137.69	$110.74	$124.39	$116.43	$94.46

Total return	8.28%[c]	26.25%	(9.67)%	8.29%	24.91%	16.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,137,083	$38,092,960	$25,343,887	$30,916,605	$28,815,539	$21,400,065
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.23%	1.42%	1.43%	1.37%	1.28%	1.91%
Portfolio turnover rate[e]	12%[c]	15%	17%	19%	18%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$161.84	$132.79	$151.62	$136.14	$107.78	$95.38

Income from investment operations:
Net investment income[a]	0.69	1.42	1.17	1.11	0.90	1.21
Net realized and unrealized gain (loss)[b]	16.96	29.18	(18.80)	15.47	28.45	12.62

Total from investment operations	17.65	30.60	(17.63)	16.58	29.35	13.83

Less distributions from:
Net investment income	(0.65)	(1.55)	(1.20)	(1.10)	(0.99)	(1.43)

Total distributions	(0.65)	(1.55)	(1.20)	(1.10)	(0.99)	(1.43)

Net asset value, end of period	$178.84	$161.84	$132.79	$151.62	$136.14	$107.78

Total return	10.92%[c]	23.16%	(11.67)%	12.25%	27.28%	14.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,521,570	$7,630,839	$5,942,311	$7,323,280	$6,364,359	$4,785,405
Ratio of expenses to average net assets[d]	0.25%	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.82%	0.96%	0.82%	0.81%	0.72%	1.27%
Portfolio turnover rate[e]	23%[c]	28%	28%	30%	29%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$118.27	$93.28	$103.22	$100.88	$83.97	$73.02

Income from investment operations:
Net investment income[a]	0.92	1.92	1.89	1.85	1.62	1.82
Net realized and unrealized gain (loss)[b]	5.86	25.16	(9.88)	2.46	17.11	11.03

Total from investment operations	6.78	27.08	(7.99)	4.31	18.73	12.85

Less distributions from:
Net investment income	(1.01)	(2.09)	(1.95)	(1.97)	(1.82)	(1.90)

Total distributions	(1.01)	(2.09)	(1.95)	(1.97)	(1.82)	(1.90)

Net asset value, end of period	$124.04	$118.27	$93.28	$103.22	$100.88	$83.97

Total return	5.78%[c]	29.25%	(7.76)%	4.34%	22.47%	17.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,949,718	$8,787,608	$5,788,063	$6,208,855	$6,007,288	$5,038,204
Ratio of expenses to average net assets[d]	0.25%	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.56%	1.79%	1.98%	1.86%	1.76%	2.46%
Portfolio turnover rate[e]	20%[c]	24%	26%	26%	30%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified

iShares ETF	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell Top 200
Jefferies LLC	$251,451	$251,451	$—
Merrill Lynch, Pierce, Fenner & Smith	50,664	50,664	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	281,812	281,812	—

	$583,927	$583,927	$—

Russell Top 200 Growth
Barclays Capital Inc.	$5,006,666	$5,006,666	$—
Jefferies LLC	726,840	726,840	—
Merrill Lynch, Pierce, Fenner & Smith	880,727	880,727	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	50,142	50,142	—

	$6,664,375	$6,664,375	$—

Russell Top 200 Value
BNP Paribas Prime Brokerage International Ltd.	$142,117	$142,117	$—
Citigroup Global Markets Inc.	211,432	211,432	—

	$353,549	$353,549	$—

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 1000
Barclays Capital Inc.	$7,345,972	$7,345,972	$—
BNP Paribas New York Branch	6,092,511	6,092,511	—
BNP Paribas Prime Brokerage Inc.	6,045,047	6,045,047	—
BNP Paribas Prime Brokerage International Ltd.	1,882,578	1,882,578	—
Citigroup Global Markets Inc.	33,610,171	33,610,171	—
Credit Suisse Securities (USA) LLC	18,574,377	18,574,377	—
Deutsche Bank Securities Inc.	16,104,262	16,104,262	—
Goldman Sachs & Co.	84,237,445	84,237,445	—
HSBC Bank PLC	3,732,442	3,732,442	—
Jefferies LLC	3,741,845	3,741,845	—
JPMorgan Securities LLC	40,693,607	40,693,607	—
Merrill Lynch, Pierce, Fenner & Smith	49,240,636	49,240,636	—
Mizuho Securities USA Inc.	861,755	861,755	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	66,202,901	66,202,901	—
National Financial Services LLC	5,917,881	5,917,881	—
Nomura Securities International Inc.	2,802,093	2,802,093	—
Scotia Capital (USA) Inc.	1,464,606	1,464,606	—
SG Americas Securities LLC	3,068,138	3,068,138	—
State Street Bank & Trust Company	40,349,529	40,349,529	—
UBS AG	6,605,033	6,605,033	—
UBS Securities LLC	6,714,555	6,714,555	—
Wells Fargo Securities LLC	19,703,915	19,703,915	—

	$424,991,299	$424,991,299	$—

Russell 1000 Growth
Barclays Capital Inc.	$963,602	$963,602	$—
BNP Paribas New York Branch	29,345,523	29,345,523	—
BNP Paribas Prime Brokerage Inc.	12,451,721	12,451,721	—
BNP Paribas Prime Brokerage International Ltd.	31,994,032	31,994,032	—
Citigroup Global Markets Inc.	122,658,679	122,658,679	—
Credit Suisse Securities (USA) LLC	50,031,122	50,031,122	—
Deutsche Bank Securities Inc.	67,092,670	67,092,670	—
Goldman Sachs & Co.	174,294,391	174,294,391	—
HSBC Bank PLC	19,813,010	19,813,010	—
Jefferies LLC	2,355,888	2,325,183	(30,705)
JPMorgan Securities LLC	222,887,213	222,887,213	—
Merrill Lynch, Pierce, Fenner & Smith	46,041,397	46,041,397	—
Mizuho Securities USA Inc.	549,334	549,334	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	70,898,152	70,898,152	—
National Financial Services LLC	4,580,020	4,580,020	—
Nomura Securities International Inc.	5,603,131	5,603,131	—
Scotia Capital (USA) Inc.	14,202,784	14,202,784	—
SG Americas Securities LLC	684,774	684,774	—
State Street Bank & Trust Company	135,632,151	135,632,151	—
Timber Hill LLC	170,377	170,377	—
UBS AG	1,044,005	1,044,005	—
UBS Securities LLC	11,213,054	11,213,054	—
Wells Fargo Bank, National Association	215,088	215,088	—
Wells Fargo Securities LLC	17,418,627	17,354,134	(64,493)

	$1,042,140,745	$1,042,045,547	$(95,198)

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 1000 Value
Barclays Capital Inc.	$4,423,322	$4,423,322	$—
BNP Paribas New York Branch	5,543,095	5,543,095	—
BNP Paribas Prime Brokerage Inc.	12,528,703	12,528,703	—
BNP Paribas Prime Brokerage International Ltd.	125,384	125,384	—
Citigroup Global Markets Inc.	21,980,121	21,980,121	—
Credit Suisse Securities (USA) LLC	19,198,041	19,198,041	—
Deutsche Bank Securities Inc.	88,068,391	88,068,391	—
Goldman Sachs & Co.	79,076,890	79,076,890	—
HSBC Bank PLC	19,322,557	19,322,557	—
Jefferies LLC	14,899,266	14,899,266	—
JPMorgan Securities LLC	66,744,506	66,744,506	—
Merrill Lynch, Pierce, Fenner & Smith	36,436,582	36,436,582	—
Mizuho Securities USA Inc.	1,991,470	1,991,470	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	40,199,704	40,199,704	—
National Financial Services LLC	2,640,784	2,640,784	—
Nomura Securities International Inc.	1,253,774	1,253,774	—
Scotia Capital (USA) Inc.	3,182,044	3,182,044	—
SG Americas Securities LLC	416,274	416,274	—
State Street Bank & Trust Company	73,700,242	73,700,242	—
UBS AG	2,364,350	2,364,350	—
UBS Securities LLC	8,346,020	8,346,020	—
Wells Fargo Bank, National Association	322,665	322,665	—
Wells Fargo Securities LLC	24,060,125	24,060,125	—

	$526,824,310	$526,824,310	$—

Russell 2000
Barclays Capital Inc.	$81,123,914	$81,123,914	$—
BMO Capital Markets	3,078,187	3,078,187	—
BNP Paribas New York Branch	94,767,388	94,767,388	—
BNP Paribas Prime Brokerage Inc.	24,203,318	24,203,318	—
BNP Paribas Prime Brokerage International Ltd.	15,795,728	15,795,728	—
Citigroup Global Markets Inc.	389,171,982	389,171,982	—
Credit Suisse Securities (USA) LLC	196,992,547	196,992,547	—
Deutsche Bank Securities Inc.	687,332,575	687,332,575	—
Goldman Sachs & Co.	981,170,101	981,170,101	—
HSBC Bank PLC	56,355,588	56,355,588	—
Jefferies LLC	29,211,196	29,211,196	—
JPMorgan Securities LLC	1,121,426,093	1,121,426,093	—
Merrill Lynch, Pierce, Fenner & Smith	367,646,169	367,646,169	—
Mizuho Securities USA Inc.	575,267	575,267	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	987,883,591	987,883,591	—
National Financial Services LLC	126,707,113	126,707,113	—
Nomura Securities International Inc.	23,143,824	23,143,824	—
RBC Capital Markets LLC	42,290	42,290	—
Scotia Capital (USA) Inc.	15,346,620	15,346,620	—
SG Americas Securities LLC	5,447,418	5,447,418	—
State Street Bank & Trust Company	140,248,727	140,248,727	—
Timber Hill LLC	1,229,217	1,229,217	—
UBS AG	113,201,715	113,201,715	—
UBS Securities LLC	98,944,931	98,944,931	—
Wells Fargo Securities LLC	109,637,359	109,637,359	—

	$5,670,682,858	$5,670,682,858	$—

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 2000 Growth
Barclays Capital Inc.	$34,074,881	$34,074,881	$—
BMO Capital Markets	344,073	344,073	—
BNP Paribas New York Branch	14,534,424	14,534,424	—
BNP Paribas Prime Brokerage Inc.	10,004,021	10,004,021	—
BNP Paribas Prime Brokerage International Ltd.	19,695,246	19,695,246	—
Citigroup Global Markets Inc.	76,726,891	76,726,891	—
Credit Suisse Securities (USA) LLC	57,962,632	57,962,632	—
Deutsche Bank Securities Inc.	176,933,811	176,933,811	—
Goldman Sachs & Co.	238,141,899	238,141,899	—
HSBC Bank PLC	25,870,773	25,870,773	—
Jefferies LLC	6,961,558	6,961,558	—
JPMorgan Securities LLC	288,726,058	288,726,058	—
Merrill Lynch, Pierce, Fenner & Smith	113,740,332	113,740,332	—
Mizuho Securities USA Inc.	4,448,968	4,448,968	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	299,446,127	299,446,127	—
National Financial Services LLC	57,223,741	57,223,741	—
Nomura Securities International Inc.	3,450,738	3,450,738	—
Scotia Capital (USA) Inc.	6,671,088	6,671,088	—
SG Americas Securities LLC	961,399	961,399	—
State Street Bank & Trust Company	54,579,241	54,579,241	—
Timber Hill LLC	9,030	9,030	—
UBS AG	40,259,672	40,259,672	—
UBS Securities LLC	28,207,859	28,207,859	—
Wells Fargo Securities LLC	12,153,343	12,153,343	—

	$1,571,127,805	$1,571,127,805	$—

Russell 2000 Value
Barclays Capital Inc.	$20,702,088	$20,702,088	$—
BNP Paribas New York Branch	15,226,777	15,226,777	—
BNP Paribas Prime Brokerage Inc.	3,517,572	3,517,572	—
BNP Paribas Prime Brokerage International Ltd.	4,829,196	4,829,196	—
Citigroup Global Markets Inc.	117,111,362	117,111,362	—
Credit Suisse Securities (USA) LLC	46,542,025	46,542,025	—
Deutsche Bank Securities Inc.	80,532,976	80,532,976	—
Goldman Sachs & Co.	134,381,150	134,381,150	—
HSBC Bank PLC	14,988,235	14,988,235	—
Jefferies LLC	2,368,050	2,368,050	—
JPMorgan Securities LLC	172,606,104	172,606,104	—
Merrill Lynch, Pierce, Fenner & Smith	74,357,052	74,357,052	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	174,425,261	174,425,261	—
National Financial Services LLC	9,509,892	9,509,892	—
Nomura Securities International Inc.	5,261,563	5,261,563	—
Scotia Capital (USA) Inc.	5,141,194	5,141,194	—
SG Americas Securities LLC	2,348,208	2,170,817	(177,391)
State Street Bank & Trust Company	7,430,609	7,430,609	—
Timber Hill LLC	2,891,441	2,891,441	—
UBS AG	19,145,168	19,145,168	—
UBS Securities LLC	26,684,712	26,684,712	—
Wells Fargo Securities LLC	20,720,474	20,720,474	—

	$960,721,109	$960,543,718	$(177,391)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $111 billion
0.1715	[a]	Over $111 billion, up to and including $141 billion
0.1630	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $111 billion
0.2144	[a]	Over $111 billion, up to and including $141 billion
0.2037	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Russell Top 200	$517
Russell Top 200 Growth	10,817
Russell Top 200 Value	302
Russell 1000	414,631
Russell 1000 Growth	1,083,525

iShares ETF	Fees Paid to BTC
Russell 1000 Value	$448,871
Russell 2000	16,202,333
Russell 2000 Growth	4,570,067
Russell 2000 Value	2,737,703

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$1,609,643	$1,799,455
Russell Top 200 Growth	36,306,305	52,396,795
Russell Top 200 Value	22,645,636	4,929,400
Russell 1000	167,605,087	131,667,783
Russell 1000 Growth	2,138,594,025	3,460,603,455
Russell 1000 Value	3,793,088,112	944,600,910
Russell 2000	625,566,296	1,357,384,333
Russell 2000 Growth	821,366,294	1,134,237,902
Russell 2000 Value	861,632,180	851,487,163

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$4,694,945	$4,772,198
Russell Top 200 Growth	81,262,042	82,442,399
Russell Top 200 Value	27,888,934	27,930,488
Russell 1000	627,299,460	566,485,218
Russell 1000 Growth	4,594,052,890	4,475,725,690
Russell 1000 Value	4,894,428,740	4,773,750,252
Russell 2000	5,287,335,820	4,682,555,431
Russell 2000 Growth	1,974,818,660	1,849,091,853
Russell 2000 Value	1,911,939,354	1,721,803,742

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$8,209,941	$5,618,763
Russell Top 200 Growth	155,275,240	65,032,612
Russell Top 200 Value	29,173,877	14,613,415
Russell 1000	2,018,703,636	1,411,186,802
Russell 1000 Growth	2,149,943,933	2,715,700,257
Russell 1000 Value	5,367,337,101	5,762,251,280
Russell 2000	43,928,999,831	43,562,806,245
Russell 2000 Growth	1,140,149,435	1,050,554,295
Russell 2000 Value	1,344,041,649	1,606,655,445

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed.

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of September 30, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$1,177	$15,542	$4,110

Assets
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$854,133	$1,212,673	$2,055,044

Assets
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$4,374,030	$658,185	$1,131,745

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF
Equity contracts:
Futures contracts	$—	$—	$303

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF
Equity contracts:
Futures contracts	$1,177	$15,542	$4,110

	Net Realized Gain (Loss)
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$2,755,418	$5,182,449	$5,076,255

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$842,789	$1,247,949	$1,689,583

	Net Realized Gain (Loss)
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$3,584,027	$1,791,727	$(22,255)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 2000 ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$2,909,486	$382,417	$813,794

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2017:

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF
Average value of contracts purchased	$41,935	$587,090	$167,740

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Average value of contracts purchased	$39,883,423	$63,541,390	$85,720,658

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Average value of contracts purchased	$75,649,093	$10,995,763	$24,707,275

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

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iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Russell Top 200	$1,898,024	$—	$6,757	$1,904,781
Russell Top 200 Growth	14,039,322	—	3,894,801	17,934,123
Russell Top 200 Value	1,550,539	—	3,410,225	4,960,764
Russell 1000	32,417,999	198,974,722	9,763,988	241,156,709
Russell 1000 Growth	205,958,812	1,537,593,620	398,954,951	2,142,507,383
Russell 1000 Value	91,820,452	537,253,151	147,982,939	777,056,542
Russell 2000	3,486,544,407	965,955,801	369,305,656	4,821,805,864
Russell 2000 Growth	542,480,665	592,964,832	276,373,290	1,411,818,787
Russell 2000 Value	121,127,302	443,046,329	113,368,565	677,542,196

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

9. SUBSEQUENT	EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Board Review and Approval of Investment Advisory

Contract

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I. iShares Russell Top 200 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through

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relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to

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Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Russell Top 200 Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed

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BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

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securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Russell Top 200 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds

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sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment

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exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Russell 1000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the

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Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed

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presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund,

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including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

V. iShares Russell 1000 Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information

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provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

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Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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VI. iShares Russell 1000 Value ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through

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relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits

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would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

VII. iShares Russell 2000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed

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BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.524497	$—	$0.002213	$0.526710	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.447063	—	0.003197	0.450260	99	—	1		100
Russell Top 200 Value	0.552452	—	0.001163	0.553615	100	—	0	[a]	100
Russell 1000	1.214249	—	0.017866	1.232115	99	—	1		100
Russell 1000 Growth	0.780897	—	0.008287	0.789184	99	—	1		100
Russell 1000 Value	1.355360	—	0.024422	1.379782	98	—	2		100
Russell 2000	0.800411	—	0.157212	0.957623	84	—	16		100
Russell 2000 Growth	0.629940	—	0.018789	0.648729	97	—	3		100
Russell 2000 Value	0.909489	—	0.095518	1.005007	90	—	10		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	121

Notes:

122	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-305-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Micro-Cap ETF | IWC | NYSE Arca
➢	iShares Russell 1000 Pure U.S. Revenue ETF | AMCA | NASDAQ
➢	iShares Russell 2500 ETF | SMMD | BATS
➢	iShares Russell 3000 ETF | IWV | NYSE Arca
➢	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
➢	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
➢	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Fund Performance Overview

iSHARES® MICRO-CAP ETF

Performance as of September 30, 2017

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 10.78%, net of fees, while the total return for the Index was 10.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.19%	22.33%	22.33%	22.19%	22.33%	22.33%
5 Years	13.83%	13.81%	13.89%	91.08%	90.95%	91.61%
10 Years	6.32%	6.34%	6.65%	84.63%	84.86%	90.43%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.80	$3.17	$1,000.00	$1,022.10	$3.04	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	24.57%
Health Care	22.89
Information Technology	13.63
Consumer Discretionary	11.73
Industrials	11.44
Energy	4.74
Real Estate	3.94
Materials	3.08
Consumer Staples	1.86
Utilities	1.21
Telecommunication Services	0.91

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Immunomedics Inc.	0.37%
Winnebago Industries Inc.	0.37
Dynavax Technologies Corp.	0.34
OraSure Technologies Inc.	0.33
Sangamo Therapeutics Inc.	0.32
Viad Corp.	0.32
FormFactor Inc.	0.32
Aerovironment Inc.	0.30
Lumber Liquidators Holdings Inc.	0.29
Spectrum Pharmaceuticals Inc.	0.28

TOTAL	3.24%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

Performance as of September 30, 2017

The iShares Russell 1000 Pure U.S. Revenue ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies exhibiting higher domestic sales as a proportion of the company’s total sales relative to other large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Pure Domestic Exposure Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from August 8, 2017 (inception date of the Fund) through September 30, 2017, the total return for the Fund was 1.81%, net of fees, while the total return for the Index was 1.86%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.81%	1.85%	1.86%

The inception date of the Fund was 8/8/17. The first day of secondary market trading was 8/10/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/8/17) [a]	Ending Account Value (9/30/17)	Expenses Paid During Period [b]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,018.10	$0.22	$1,000.00	$1,024.30	$0.76	0.15%

[a]	The beginning of the period (commencement of operations) is August 08, 2017.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (53 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	24.65%
Consumer Discretionary	15.19
Health Care	10.31
Utilities	10.19
Real Estate	8.91
Telecommunication Services	7.31
Industrials	6.70
Consumer Staples	6.11
Energy	5.73
Information Technology	3.08
Materials	1.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

AT&T Inc.	3.68%
Bank of America Corp.	3.47
Wells Fargo & Co.	3.46
Berkshire Hathaway Inc. Class B	3.18
Verizon Communications Inc.	3.08
Home Depot Inc. (The)	3.01
UnitedHealth Group Inc.	2.87
Comcast Corp. Class A	2.77
Altria Group Inc.	1.88
Union Pacific Corp.	1.44

TOTAL	28.84%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2500 ETF

Performance as of September 30, 2017

The iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russel 2500TM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 6, 2017 (inception date of the Fund) through September 30, 2017, the total return for the Fund was 5.78%, net of fees, while the total return for the Index was 5.77%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	5.78%	5.66%	5.77%

The inception date of the Fund was 7/6/17. The first day of secondary market trading was 7/7/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (7/6/17) [a]	Ending Account Value (9/30/17)	Expenses Paid During Period [b]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,057.80	$0.17	$1,000.00	$1,024.70	$0.36	0.07%

[a]	The beginning of the period (commencement of operations) is July 06, 2017.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (86 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector/Investment Type	Percentage of Total Investments*

Investment Companies	44.68%
Industrials	9.36
Information Technology	8.82
Financials	8.01
Consumer Discretionary	7.15
Real Estate	6.15
Health Care	4.97
Materials	4.01
Energy	2.81
Utilities	2.17
Consumer Staples	1.65
Telecommunication Services	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

iShares Russell 2000 ETF	44.68%
Lear Corp.	0.26
E*TRADE Financial Corp.	0.26
United Rentals Inc.	0.26
CBOE Holdings Inc.	0.26
Cooper Companies Inc. (The)	0.25
Xylem Inc./NY	0.25
Teleflex Inc.	0.25
Arthur J Gallagher & Co.	0.24
Gartner Inc.	0.24

TOTAL	46.95%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL 3000 ETF

Performance as of September 30, 2017

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.65%, net of fees, while the total return for the Index was 7.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.53%	18.53%	18.71%	18.53%	18.53%	18.71%
5 Years	14.03%	14.05%	14.23%	92.82%	92.97%	94.45%
10 Years	7.42%	7.42%	7.57%	104.59%	104.55%	107.46%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.50	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	22.33%
Financials	15.04
Health Care	13.96
Consumer Discretionary	12.20
Industrials	10.86
Consumer Staples	7.33
Energy	5.75
Real Estate	3.98
Materials	3.42
Utilities	3.14
Telecommunication Services	1.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Apple Inc.	3.09%
Microsoft Corp.	2.14
Facebook Inc. Class A	1.53
Amazon.com Inc.	1.47
Berkshire Hathaway Inc. Class B	1.35
Johnson & Johnson	1.35
Exxon Mobil Corp.	1.33
JPMorgan Chase & Co.	1.30
Alphabet Inc. Class C	1.11
Alphabet Inc. Class A	1.11

TOTAL	15.78%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MID-CAP ETF

Performance as of September 30, 2017

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 6.19%, net of fees, while the total return for the Index was 6.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.14%	15.13%	15.32%	15.14%	15.13%	15.32%
5 Years	14.07%	14.08%	14.26%	93.10%	93.25%	94.73%
10 Years	7.93%	7.93%	8.08%	114.49%	114.54%	117.52%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.90	$1.03	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	15.68%
Financials	14.49
Consumer Discretionary	14.23
Industrials	13.88
Health Care	9.91
Real Estate	9.66
Utilities	6.11
Materials	5.83
Energy	5.72
Consumer Staples	3.97
Telecommunication Services	0.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Prologis Inc.	0.49%
Analog Devices Inc.	0.47
Zoetis Inc.	0.46
Fidelity National Information Services Inc.	0.45
Lam Research Corp.	0.44
Illumina Inc.	0.43
SunTrust Banks Inc.	0.43
Sempra Energy	0.42
Marathon Petroleum Corp.	0.42
Progressive Corp. (The)	0.41

TOTAL	4.42%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL MID-CAP GROWTH ETF

Performance as of September 30, 2017

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 9.59%, net of fees, while the total return for the Index was 9.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.56%	17.57%	17.82%	17.56%	17.57%	17.82%
5 Years	13.96%	13.97%	14.18%	92.18%	92.25%	94.05%
10 Years	7.99%	7.99%	8.20%	115.71%	115.76%	119.93%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,095.90	$1.31	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	27.76%
Consumer Discretionary	17.43
Industrials	16.73
Health Care	14.21
Financials	7.08
Materials	6.47
Consumer Staples	4.13
Real Estate	3.32
Energy	2.60
Telecommunication Services	0.22
Utilities	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Analog Devices Inc.	1.08%
Zoetis Inc.	1.07
Lam Research Corp.	1.02
Illumina Inc.	0.99
Progressive Corp. (The)	0.96
Fiserv Inc.	0.93
Delphi Automotive PLC	0.90
Amphenol Corp. Class A	0.86
Ross Stores Inc.	0.85
DXC Technology Co.	0.83

TOTAL	9.49%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MID-CAP VALUE ETF

Performance as of September 30, 2017

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 3.42%, net of fees, while the total return for the Index was 3.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.10%	13.07%	13.37%	13.10%	13.07%	13.37%
5 Years	14.07%	14.08%	14.33%	93.17%	93.18%	95.37%
10 Years	7.66%	7.66%	7.85%	109.25%	109.19%	112.91%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.20	$1.27	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	20.11%
Real Estate	14.48
Consumer Discretionary	11.81
Industrials	11.71
Utilities	10.72
Energy	8.10
Health Care	6.63
Information Technology	6.48
Materials	5.35
Consumer Staples	3.85
Telecommunication Services	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Prologis Inc.	0.87%
SunTrust Banks Inc.	0.75
Sempra Energy	0.75
Marathon Petroleum Corp.	0.73
PPL Corp.	0.68
Welltower Inc.	0.67
Weyerhaeuser Co.	0.66
PACCAR Inc.	0.64
Synchrony Financial	0.64
Consolidated Edison Inc.	0.64

TOTAL	7.03%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 (or commencement of operations, as applicable) and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Aerovironment Inc.[a,b]	46,466	$2,514,740	0.30%
Kratos Defense & Security Solutions Inc.[a,b]	158,555	2,073,899	0.24
Other securities[c]		4,530,937	0.53

		9,119,576	1.07
AIR FREIGHT & LOGISTICS
Other securities[c]		1,548,790	0.18

		1,548,790	0.18
AUTO COMPONENTS
Modine Manufacturing Co.[a]	109,018	2,098,596	0.25
Other securities[c]		6,775,080	0.79

		8,873,676	1.04
AUTOMOBILES
Winnebago Industries Inc.	69,496	3,109,946	0.37

		3,109,946	0.37
BANKS
Customers Bancorp. Inc.[a,b]	63,327	2,065,727	0.24
First Bancorp./Southern Pines NC	55,588	1,912,783	0.23
Flushing Financial Corp.	62,963	1,871,260	0.22
Hanmi Financial Corp.	70,551	2,183,553	0.26
Heritage Financial Corp./WA	66,871	1,972,694	0.23
Lakeland Bancorp. Inc.	101,152	2,063,501	0.24
MainSource Financial Group Inc.	55,990	2,007,801	0.24
Seacoast Banking Corp. of Florida[a,b]	95,958	2,292,437	0.27
Stock Yards Bancorp. Inc.	49,372	1,876,136	0.22
TriCo Bancshares	46,626	1,900,009	0.22
Univest Corp. of Pennsylvania	58,952	1,886,464	0.22
Washington Trust Bancorp. Inc.	33,877	1,939,458	0.23
Other securities[c]		107,201,442	12.61

		131,173,265	15.43

Security	Shares	Value	% of Net Assets
BEVERAGES
Other securities[c]		$3,489,341	0.41%

		3,489,341	0.41
BIOTECHNOLOGY
Akebia Therapeutics Inc.[a]	98,782	1,943,042	0.23
Arena Pharmaceuticals Inc.[a]	86,995	2,218,372	0.26
Dynavax Technologies Corp.[a,b]	134,670	2,895,405	0.34
Esperion Therapeutics Inc.[a,b]	37,296	1,869,276	0.22
Immunomedics Inc.[a,b]	226,156	3,161,661	0.37
REGENXBIO Inc.[a]	60,442	1,991,564	0.23
Sangamo Therapeutics Inc.[a,b]	183,509	2,752,635	0.32
Spectrum Pharmaceuticals Inc.[a,b]	172,318	2,424,514	0.29
Other securities[c]		76,444,274	9.00

		95,700,743	11.26
BUILDING PRODUCTS
Other securities[c]		6,785,895	0.80

		6,785,895	0.80
CAPITAL MARKETS
Other securities[c]		12,097,807	1.42

		12,097,807	1.42
CHEMICALS
Koppers Holdings Inc.[a]	45,661	2,107,255	0.25
Other securities[c]		12,160,543	1.43

		14,267,798	1.68
COMMERCIAL SERVICES & SUPPLIES
Viad Corp.	44,596	2,715,896	0.32
Other securities[c]		12,090,443	1.42

		14,806,339	1.74
COMMUNICATIONS EQUIPMENT
Other securities[c]		9,120,142	1.07

		9,120,142	1.07
CONSTRUCTION & ENGINEERING
Other securities[c]		6,424,465	0.76

		6,424,465	0.76
CONSTRUCTION MATERIALS
Other securities[c]		392,616	0.05

		392,616	0.05

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
CONSUMER FINANCE
Other securities[c]		$4,298,982	0.51%

		4,298,982	0.51
CONTAINERS & PACKAGING
Other securities[c]		1,502,552	0.18

		1,502,552	0.18
DISTRIBUTORS
Other securities[c]		494,745	0.06

		494,745	0.06
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		7,557,464	0.89

		7,557,464	0.89
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		2,463,030	0.29

		2,463,030	0.29
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		5,305,117	0.62

		5,305,117	0.62
ELECTRIC UTILITIES
Other securities[c]		634,768	0.07

		634,768	0.07
ELECTRICAL EQUIPMENT
Other securities[c]		7,846,552	0.92

		7,846,552	0.92
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
KEMET Corp.[a]	103,703	2,191,244	0.26
Other securities[c]		17,770,731	2.09

		19,961,975	2.35
ENERGY EQUIPMENT & SERVICES
Newpark Resources Inc.[a]	186,313	1,863,130	0.22
Other securities[c]		13,283,812	1.56

		15,146,942	1.78
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Getty Realty Corp.	68,255	1,952,776	0.23
Universal Health Realty Income Trust[b]	27,969	2,111,380	0.25
Other securities[c]		24,651,480	2.90

		28,715,636	3.38
FOOD & STAPLES RETAILING
Other securities[c]		1,394,054	0.16

		1,394,054	0.16

Security	Shares	Value	% of Net Assets
FOOD PRODUCTS
Other securities[c]		$6,474,124	0.76%

		6,474,124	0.76
HEALTH CARE EQUIPMENT & SUPPLIES
OraSure Technologies Inc.[a,b]	125,218	2,817,405	0.33
Other securities[c]		34,310,289	4.04

		37,127,694	4.37
HEALTH CARE PROVIDERS & SERVICES
BioTelemetry Inc.[a]	62,168	2,051,544	0.24
PharMerica Corp.[a]	65,675	1,924,277	0.23
Other securities[c]		16,675,274	1.96

		20,651,095	2.43
HEALTH CARE TECHNOLOGY
Vocera Communications Inc.[a,b]	61,682	1,934,964	0.23
Other securities[c]		3,923,957	0.46

		5,858,921	0.69
HOTELS, RESTAURANTS & LEISURE
Other securities[c]		18,114,219	2.13

		18,114,219	2.13
HOUSEHOLD DURABLES
LGI Homes Inc.[a,b]	37,991	1,845,223	0.22
Other securities[c]		13,193,678	1.55

		15,038,901	1.77
HOUSEHOLD PRODUCTS
Other securities[c]		894,325	0.10

		894,325	0.10
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[c]		1,674,139	0.20

		1,674,139	0.20
INSURANCE
Other securities[c]		15,527,878	1.83

		15,527,878	1.83
INTERNET & DIRECT MARKETING RETAIL
Other securities[c]		4,547,613	0.53

		4,547,613	0.53
INTERNET SOFTWARE & SERVICES
Blucora Inc.[a]	95,185	2,408,180	0.28
Other securities[c]		20,614,786	2.43

		23,022,966	2.71

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
IT SERVICES
Other securities[c]		$10,911,082	1.28%

		10,911,082	1.28
LEISURE PRODUCTS
Other securities[c]		5,394,244	0.63

		5,394,244	0.63
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		5,335,425	0.63

		5,335,425	0.63
MACHINERY
Alamo Group Inc.	20,910	2,245,107	0.26
Douglas Dynamics Inc.	48,713	1,919,292	0.23
Kadant Inc.	23,927	2,358,006	0.28
Lydall Inc.[a]	36,964	2,118,037	0.25
Other securities[c]		15,501,935	1.82

		24,142,377	2.84
MARINE
Other securities[c]		2,111,157	0.25

		2,111,157	0.25
MEDIA
Other securities[c]		10,565,073	1.24

		10,565,073	1.24
METALS & MINING
Other securities[c]		9,615,014	1.13

		9,615,014	1.13
MORTGAGE REAL ESTATE INVESTMENT
Other securities[c]		11,035,182	1.30

		11,035,182	1.30
MULTI-UTILITIES
Other securities[c]		1,504,227	0.18

		1,504,227	0.18
MULTILINE RETAIL
Other securities[c]		817,297	0.10

		817,297	0.10
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		25,080,333	2.95

		25,080,333	2.95
PAPER & FOREST PRODUCTS
Other securities[c]		383,537	0.04

		383,537	0.04
PERSONAL PRODUCTS
Other securities[c]		2,613,888	0.31

		2,613,888	0.31

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Omeros Corp.[a,b]	97,741	$2,113,160	0.25%
Zogenix Inc.[a,b]	55,052	1,929,573	0.23
Other securities[c]		25,846,540	3.04

		29,889,273	3.52
PROFESSIONAL SERVICES
Other securities[c]		12,655,674	1.49

		12,655,674	1.49
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		4,771,210	0.56

		4,771,210	0.56
ROAD & RAIL
ArcBest Corp.	57,330	1,917,688	0.23
Other securities[c]		4,338,085	0.51

		6,255,773	0.74
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
CEVA Inc.[a]	47,439	2,030,389	0.24
FormFactor Inc.[a,b]	159,314	2,684,441	0.32
Ultra Clean Holdings Inc.[a]	72,850	2,230,667	0.26
Other securities[c]		22,299,199	2.62

		29,244,696	3.44
SOFTWARE
Other securities[c]		20,462,649	2.41

		20,462,649	2.41
SPECIALTY RETAIL
Lumber Liquidators Holdings Inc.[a,b]	62,263	2,427,012	0.29
Other securities[c]		14,797,539	1.74

		17,224,551	2.03
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		3,115,206	0.37

		3,115,206	0.37
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		7,980,900	0.94

		7,980,900	0.94
THRIFTS & MORTGAGE FINANCE
Meridian Bancorp. Inc.	107,840	2,011,216	0.24
OceanFirst Financial Corp.	71,550	1,966,909	0.23
United Financial Bancorp. Inc.	114,402	2,092,413	0.25

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Other securities[c]		$26,176,256	3.07%

		32,246,794	3.79
TOBACCO
Other securities[c]		922,317	0.11

		922,317	0.11
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		5,517,333	0.65

		5,517,333	0.65
TRANSPORTATION INFRASTRUCTURE
Other securities[c]		35,449	0.00

		35,449	0.00
WATER UTILITIES
Other securities[c]		6,479,905	0.76

		6,479,905	0.76
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		2,386,998	0.28

		2,386,998	0.28

TOTAL COMMON STOCKS
(Cost: $ 785,759,106)		849,861,655	99.98

WARRANTS

ENERGY EQUIPMENT & SERVICES
Other securities[c]		6,389	0.00

		6,389	0.00
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		1,978	0.00

		1,978	0.00
TOTAL WARRANTS
(Cost: $ 0)		8,367	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	156,619,190	$156,666,175	18.43%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	1,375,557	1,375,557	0.16

		158,041,732	18.59

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 158,004,721)		158,041,732	18.59

TOTAL INVESTMENTS IN SECURITIES
(Cost: $943,763,827)[g]		1,007,911,754	118.57
Other Assets, Less Liabilities		(157,841,377)	(18.57)

NET ASSETS		$850,070,377	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $961,529,303. Net unrealized appreciation was $46,469,399, of which $197,405,970 represented gross unrealized appreciation on investments and $150,936,571 represented gross unrealized depreciation on investments.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	157,190,698	—		(571,508)[b]	156,619,190	$156,666,175	$(3,610)	$(12,496)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,077,429	298,128	[b]	—	1,375,557	1,375,557	—	—		5,410

						$158,041,732	$(3,610)	$(12,496)		$5,410

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
E-mini Russell 2000	22	Dec 2017	$1,642	$86,948

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$847,821,218	$2,039,992	$445	$849,861,655
Warrants	6,389	1,978	—	8,367
Money market funds	158,041,732	—	—	158,041,732

Total	$1,005,869,339	$2,041,970	$445	$1,007,911,754

Derivative financial instruments[a]:
Assets:
Futures contracts	$86,948	$—	$—	$86,948

Total	$86,948	$—	$—	$86,948

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$11,206	0.44%

		11,206	0.44
AIR FREIGHT & LOGISTICS
Other securities[a]		4,109	0.16

		4,109	0.16
AIRLINES
Southwest Airlines Co.	216	12,092	0.48
Other securities[a]		4,377	0.17

		16,469	0.65
AUTOMOBILES
Other securities[a]		2,518	0.10

		2,518	0.10
BANKS
Bank of America Corp.	3,464	87,778	3.46
BB&T Corp.	282	13,237	0.52
PNC Financial Services Group Inc. (The)[b]	168	22,641	0.89
SunTrust Banks Inc.	168	10,041	0.40
U.S. Bancorp.	562	30,117	1.19
Wells Fargo & Co.	1,586	87,468	3.45
Other securities[a]		84,151	3.32

		335,433	13.23
BEVERAGES
Constellation Brands Inc. Class A	62	12,366	0.49
Other securities[a]		6,193	0.24

		18,559	0.73
BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[c]	30	13,414	0.53
Other securities[a]		28,515	1.12

		41,929	1.65
CAPITAL MARKETS
Charles Schwab Corp. (The)	414	18,108	0.71
Other securities[a]		36,079	1.43

		54,187	2.14
CHEMICALS
Sherwin-Williams Co. (The)	32	11,457	0.45

		11,457	0.45

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Waste Management Inc.	170	$13,306	0.52%
Other securities[a]		14,862	0.59

		28,168	1.11
COMMUNICATIONS EQUIPMENT
Other securities[a]		7,482	0.29

		7,482	0.29
CONSTRUCTION MATERIALS
Other securities[a]		12,850	0.51

		12,850	0.51
CONSUMER FINANCE
Capital One Financial Corp.	168	14,223	0.56
Other securities[a]		26,831	1.06

		41,054	1.62
CONTAINERS & PACKAGING
Other securities[a]		9,575	0.38

		9,575	0.38
DISTRIBUTORS
Other securities[a]		1,731	0.07

		1,731	0.07
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		6,963	0.27

		6,963	0.27
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	439	80,477	3.17
Other securities[a]		5,684	0.23

		86,161	3.40
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	2,375	93,029	3.67
Verizon Communications Inc.	1,574	77,897	3.07
Other securities[a]		3,893	0.16

		174,819	6.90
ELECTRIC UTILITIES
American Electric Power Co. Inc.	195	13,697	0.54
Duke Energy Corp.	274	22,994	0.91
Exelon Corp.	371	13,976	0.55
NextEra Energy Inc.	180	26,379	1.04
PG&E Corp.	196	13,346	0.53
Southern Co. (The)	393	19,312	0.76

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$52,914	2.08%

		162,618	6.41
ELECTRICAL EQUIPMENT
Other securities[a]		5,636	0.22

		5,636	0.22
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		3,828	0.15

		3,828	0.15
ENERGY EQUIPMENT & SERVICES
Other securities[a]		4,305	0.17

		4,305	0.17
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Crown Castle International Corp.	145	14,497	0.57
Prologis Inc.	184	11,677	0.46
Public Storage	52	11,128	0.44
Simon Property Group Inc.	111	17,872	0.70
Other securities[a]		167,331	6.61

		222,505	8.78
FOOD & STAPLES RETAILING
CVS Health Corp.	397	32,284	1.27
Sysco Corp.	188	10,143	0.40
Other securities[a]		12,285	0.49

		54,712	2.16
FOOD PRODUCTS
Other securities[a]		33,634	1.33

		33,634	1.33
GAS UTILITIES
Other securities[a]		5,052	0.20

		5,052	0.20
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		4,263	0.17

		4,263	0.17
HEALTH CARE PROVIDERS & SERVICES
Aetna Inc.	124	19,717	0.78
Anthem Inc.	100	18,988	0.75
Cigna Corp.	96	17,946	0.71
Express Scripts Holding Co.[c]	221	13,994	0.55
Humana Inc.	56	13,643	0.54
UnitedHealth Group Inc.	371	72,660	2.87

Security	Shares	Value	% of Net Assets
Other securities[a]		$44,569	1.75%

		201,517	7.95
HEALTH CARE TECHNOLOGY
Other securities[a]		9,835	0.39

		9,835	0.39
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		20,814	0.82

		20,814	0.82
HOUSEHOLD DURABLES
Other securities[a]		18,804	0.74

		18,804	0.74
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		5,158	0.20

		5,158	0.20
INSURANCE
Allstate Corp. (The)	128	11,764	0.46
Travelers Companies Inc. (The)	98	12,007	0.47
Other securities[a]		65,907	2.61

		89,678	3.54
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		944	0.04

		944	0.04
INTERNET SOFTWARE & SERVICES
Other securities[a]		6,051	0.24

		6,051	0.24
IT SERVICES
Fiserv Inc.[c]	82	10,575	0.42
Other securities[a]		31,930	1.26

		42,505	1.68
MACHINERY
Other securities[a]		1,850	0.07

		1,850	0.07
MARINE
Other securities[a]		1,319	0.05

		1,319	0.05
MEDIA
Charter Communications Inc. Class Ac	74	26,893	1.06
Comcast Corp. Class A	1,818	69,957	2.76
Other securities[a]		33,595	1.32

		130,445	5.14

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
METALS & MINING
Other securities[a]		$12,072	0.48%

		12,072	0.48
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		14,794	0.58

		14,794	0.58
MULTI-UTILITIES
Dominion Energy Inc.	247	19,002	0.75
Other securities[a]		58,247	2.30

		77,249	3.05
MULTILINE RETAIL
Target Corp.	212	12,510	0.49
Other securities[a]		23,850	0.94

		36,360	1.43
OIL, GAS & CONSUMABLE FUELS
EOG Resources Inc.	222	21,476	0.85
Kinder Morgan Inc./DE	738	14,155	0.56
Marathon Petroleum Corp.	198	11,104	0.44
Other securities[a]		93,817	3.69

		140,552	5.54
PHARMACEUTICALS
Other securities[a]		3,285	0.13

		3,285	0.13
PROFESSIONAL SERVICES
Other securities[a]		4,825	0.19

		4,825	0.19
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		2,997	0.12

		2,997	0.12
ROAD & RAIL
CSX Corp.	338	18,340	0.72
Norfolk Southern Corp.	112	14,811	0.58
Union Pacific Corp.	315	36,530	1.44
Other securities[a]		8,764	0.35

		78,445	3.09
SOFTWARE
Intuit Inc.	94	13,361	0.53
Other securities[a]		4,716	0.18

		18,077	0.71
SPECIALTY RETAIL
Home Depot Inc. (The)	466	76,219	3.01
Lowe’s Companies Inc.	326	26,061	1.03

Security	Shares	Value	% of Net Assets
Other securities[a]		$61,645	2.43%

		163,925	6.47
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		1,778	0.07

		1,778	0.07
THRIFTS & MORTGAGE FINANCE
Other securities[a]		2,430	0.10

		2,430	0.10
TOBACCO
Altria Group Inc.	750	47,565	1.88

		47,565	1.88
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		15,409	0.61

		15,409	0.61
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		2,165	0.08

		2,165	0.08
WATER UTILITIES
Other securities[a]		7,759	0.31

		7,759	0.31
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		10,045	0.40

		10,045	0.40

TOTAL COMMON STOCKS
(Cost: $ 2,493,104)		2,529,875	99.79

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97% [b,d]	2,848	2,848	0.11

		2,848	0.11

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,848)		2,848	0.11

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

September 30, 2017

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,495,952)[e]	$2,532,723	99.90%
Other Assets, Less Liabilities	2,456	0.10

NET ASSETS	$2,535,179	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $2,495,952. Net unrealized appreciation was $36,771, of which $74,794 represented gross unrealized appreciation on investments and $38,023 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 08/08/17 [a]	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,848	[c]	—	2,848	$2,848	$—	$—	$5
PNC Financial Services Group Inc. (The)	—	168		—	168	22,641	—	405	—

						$25,489	$—	$405	$5

[a]	The Fund commenced operations on August 8, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,529,875	$—	$—	$2,529,875
Money market funds	2,848	—	—	2,848

Total	$2,532,723	$—	$—	$2,532,723

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Huntington Ingalls Industries Inc.	40	$9,058	0.22%
Spirit AeroSystems Holdings Inc. Class A	110	8,549	0.21
Other securities[a]		26,873	0.64

		44,480	1.07
AIR FREIGHT & LOGISTICS
Other securities[a]		6,778	0.16

		6,778	0.16
AIRLINES
Alaska Air Group Inc.	110	8,390	0.20
Other securities[a]		11,221	0.27

		19,611	0.47
AUTO COMPONENTS
Lear Corp.	63	10,904	0.26
Other securities[a]		23,586	0.57

		34,490	0.83
AUTOMOBILES
Other securities[a]		5,792	0.14

		5,792	0.14
BANKS
SVB Financial Group[b]	48	8,980	0.22
Zions BanCorp.	182	8,587	0.21
Other securities[a]		89,789	2.16

		107,356	2.59
BIOTECHNOLOGY
Alnylam Pharmaceuticals Inc.[b]	73	8,577	0.21
Other securities[a]		56,721	1.36

		65,298	1.57
BUILDING PRODUCTS
Fortune Brands Home & Security Inc.	140	9,412	0.23
Other securities[a]		34,226	0.82

		43,638	1.05
CAPITAL MARKETS
CBOE Holdings Inc.	100	10,763	0.26
E*TRADE Financial Corp.[b]	250	10,902	0.26
MSCI Inc.	82	9,586	0.23
Other securities[a]		43,141	1.04

		74,392	1.79

Security	Shares	Value	% of Net Assets
CHEMICALS
Chemours Co. (The)	168	$8,502	0.20%
Other securities[a]		56,629	1.37

		65,131	1.57
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		21,196	0.51

		21,196	0.51
COMMUNICATIONS EQUIPMENT
Arista Networks Inc.[b]	48	9,101	0.22
Other securities[a]		17,229	0.42

		26,330	0.64
CONSTRUCTION & ENGINEERING
Other securities[a]		25,005	0.60

		25,005	0.60
CONSTRUCTION MATERIALS
Other securities[a]		4,695	0.11

		4,695	0.11
CONSUMER FINANCE
Other securities[a]		14,533	0.35

		14,533	0.35
CONTAINERS & PACKAGING
Packaging Corp. of America	86	9,862	0.24
Other securities[a]		53,265	1.28

		63,127	1.52
DISTRIBUTORS
Other securities[a]		4,110	0.10

		4,110	0.10
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		22,643	0.55

		22,643	0.55
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		6,781	0.16

		6,781	0.16
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		5,783	0.14

		5,783	0.14
ELECTRIC UTILITIES
Alliant Energy Corp.	207	8,605	0.21
Pinnacle West Capital Corp.	102	8,625	0.21
Other securities[a]		22,165	0.53

		39,395	0.95

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$16,364	0.40%

		16,364	0.40
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
CDW Corp./DE	140	9,240	0.22
Cognex Corp.	76	8,381	0.20
Trimble Inc.[b]	228	8,949	0.22
Other securities[a]		56,134	1.35

		82,704	1.99
ENERGY EQUIPMENT & SERVICES
Other securities[a]		22,073	0.53

		22,073	0.53
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Alexandria Real Estate Equities Inc.	82	9,756	0.24
Duke Realty Corp.	322	9,280	0.22
Iron Mountain Inc.	238	9,258	0.22
Regency Centers Corp.	136	8,437	0.20
Other securities[a]		204,985	4.94

		241,716	5.82
FOOD & STAPLES RETAILING
Other securities[a]		12,315	0.30

		12,315	0.30
FOOD PRODUCTS
Ingredion Inc.	66	7,962	0.19
Other securities[a]		32,031	0.77

		39,993	0.96
GAS UTILITIES
Atmos Energy Corp.	94	7,881	0.19
Other securities[a]		11,546	0.28

		19,427	0.47
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Companies Inc. (The)	44	10,433	0.25
ResMed Inc.	127	9,774	0.24
Teleflex Inc.	42	10,163	0.24
Other securities[a]		31,807	0.77

		62,177	1.50
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		27,932	0.67

		27,932	0.67

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$10,005	0.24%

		10,005	0.24
HOTELS, RESTAURANTS & LEISURE
Aramark	220	8,934	0.22
Domino’s Pizza Inc.	44	8,736	0.21
Vail Resorts Inc.	36	8,212	0.20
Other securities[a]		23,463	0.56

		49,345	1.19
HOUSEHOLD DURABLES
NVR Inc.[b]	3	8,565	0.21
Other securities[a]		26,747	0.64

		35,312	0.85
HOUSEHOLD PRODUCTS
Other securities[a]		5,227	0.13

		5,227	0.13
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		15,788	0.38

		15,788	0.38
INDUSTRIAL CONGLOMERATES
Other securities[a]		5,817	0.14

		5,817	0.14
INSURANCE
Arthur J Gallagher & Co.	162	9,971	0.24
Everest Re Group Ltd.	38	8,679	0.21
Reinsurance Group of America Inc.	58	8,093	0.19
Torchmark Corp.	105	8,409	0.20
Other securities[a]		60,634	1.47

		95,786	2.31
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		13,278	0.32

		13,278	0.32
INTERNET SOFTWARE & SERVICES
CoStar Group Inc.[b]	30	8,048	0.19
Other securities[a]		25,435	0.62

		33,483	0.81
IT SERVICES
Broadridge Financial Solutions Inc.	107	8,648	0.21
Gartner Inc.[b]	80	9,953	0.24
Other securities[a]		60,612	1.46

		79,213	1.91

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$9,904	0.24%

		9,904	0.24
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		32,493	0.78

		32,493	0.78
MACHINERY
IDEX Corp.	70	8,503	0.20
Snap-on Inc.	53	7,897	0.19
Xylem Inc./NY	163	10,209	0.25
Other securities[a]		93,793	2.26

		120,402	2.90
MARINE
Other securities[a]		3,166	0.08

		3,166	0.08
MEDIA
Other securities[a]		46,601	1.12

		46,601	1.12
METALS & MINING
Other securities[a]		30,696	0.74

		30,696	0.74
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		26,584	0.64

		26,584	0.64
MULTI-UTILITIES
Other securities[a]		9,566	0.23

		9,566	0.23
MULTILINE RETAIL
Other securities[a]		12,119	0.29

		12,119	0.29
OIL, GAS & CONSUMABLE FUELS
Diamondback Energy Inc.[b]	90	8,816	0.21
Targa Resources Corp.	193	9,129	0.22
Other securities[a]		76,440	1.84

		94,385	2.27
PAPER & FOREST PRODUCTS
Other securities[a]		2,430	0.06

		2,430	0.06
PERSONAL PRODUCTS
Other securities[a]		10,941	0.26

		10,941	0.26

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$8,114	0.20%

		8,114	0.20
PROFESSIONAL SERVICES
Other securities[a]		22,478	0.54

		22,478	0.54
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		12,981	0.31

		12,981	0.31
ROAD & RAIL
Other securities[a]		20,030	0.48

		20,030	0.48
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices Inc.[b]	750	9,563	0.23
Other securities[a]		41,195	0.99

		50,758	1.22
SOFTWARE
ANSYS Inc.[b]	78	9,573	0.23
Cadence Design Systems Inc.[b]	252	9,946	0.24
Splunk Inc.[b]	125	8,304	0.20
Take-Two Interactive Software Inc.[b]	94	9,610	0.23
Other securities[a]		51,317	1.24

		88,750	2.14
SPECIALTY RETAIL
Other securities[a]		39,216	0.95

		39,216	0.95
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		4,127	0.10

		4,127	0.10
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		23,595	0.57

		23,595	0.57
THRIFTS & MORTGAGE FINANCE
Other securities[a]		6,317	0.15

		6,317	0.15
TRADING COMPANIES & DISTRIBUTORS
United Rentals Inc.[b]	78	10,822	0.26
Other securities[a]		23,202	0.56

		34,024	0.82

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		$5,053	0.12%

		5,053	0.12
WATER UTILITIES
Other securities[a]		5,675	0.14

		5,675	0.14
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		3,233	0.08

		3,233	0.08

TOTAL COMMON STOCKS
(Cost: $2,191,734)		2,292,157	55.22

INVESTMENT COMPANIES
iShares Russell 2000 ETF[c]	12,492	1,851,065	44.59

TOTAL INVESTMENT COMPANIES
(Cost: $1,738,471)		1,851,065	44.59

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32% [c,d,e]	4,924	4,925	0.12
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97% [c,d]	663	663	0.02

		5,588	0.14
TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 5,588)		5,588	0.14

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,935,793)[f]	$4,148,810	99.95%
Other Assets, Less Liabilities	2,253	0.05

NET ASSETS	$4,151,063	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $3,935,793. Net unrealized appreciation was $213,017, of which $269,353 represented gross unrealized appreciation on investments and $56,336 represented gross unrealized depreciation on investments.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/06/17 [a]	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	4,924	[c]	—	4,924	$4,925	$—	$—	$—	[d]
BlackRock Cash Funds: Treasury, SL Agency Shares	—	663	[c]	—	663	663	—	—	10
iShares Russell 2000 ETF	—	12,506		(14)	12,492	1,851,065	31	112,594	4,359

						$1,856,653	$31	$112,594	$4,369

[a]	The Fund commenced operations on July 6, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of shares purchased and sold.
[d]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,292,157	$—	$—	$2,292,157
Investment companies	1,851,065	—	—	1,851,065
Money market funds	5,588	—	—	5,588

Total	$4,148,810	$—	$—	$4,148,810

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	168,062	$42,723,041	0.54%
Other securities[a]		141,763,849	1.80

		184,486,890	2.34
AIR FREIGHT & LOGISTICS
Other securities[a]		52,681,725	0.67

		52,681,725	0.67
AIRLINES
Other securities[a]		38,846,141	0.49

		38,846,141	0.49
AUTO COMPONENTS
Other securities[a]		30,080,941	0.38

		30,080,941	0.38
AUTOMOBILES
Other securities[a]		48,497,096	0.61

		48,497,096	0.61
BANKS
Bank of America Corp.	2,975,386	75,396,281	0.96
Citigroup Inc.	822,781	59,849,090	0.76
JPMorgan Chase & Co.	1,067,433	101,950,526	1.29
PNC Financial Services Group Inc. (The)[b]	146,024	19,679,654	0.25
Wells Fargo & Co.	1,355,721	74,768,013	0.95
Other securities[a]		192,208,479	2.44

		523,852,043	6.65
BEVERAGES
Coca-Cola Co. (The)	1,159,688	52,197,557	0.66
PepsiCo Inc.	431,140	48,041,930	0.61
Other securities[a]		31,179,577	0.40

		131,419,064	1.67
BIOTECHNOLOGY
AbbVie Inc.	480,668	42,712,158	0.54
Amgen Inc.	221,994	41,390,781	0.53
Celgene Corp.[c]	233,766	34,087,758	0.43
Gilead Sciences Inc.	392,500	31,800,350	0.40
Other securities[a]		121,434,968	1.54

		271,426,015	3.44
BUILDING PRODUCTS
Other securities[a]		37,194,938	0.47

		37,194,938	0.47

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	37,515	$16,772,581	0.21%
Other securities[a]		207,471,114	2.63

		224,243,695	2.84
CHEMICALS
DowDuPont Inc.	704,235	48,754,189	0.62
Other securities[a]		131,154,591	1.66

		179,908,780	2.28
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		42,992,768	0.55

		42,992,768	0.55
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,512,873	50,877,919	0.65
Other securities[a]		37,639,529	0.47

		88,517,448	1.12
CONSTRUCTION & ENGINEERING
Other securities[a]		15,596,479	0.20

		15,596,479	0.20
CONSTRUCTION MATERIALS
Other securities[a]		11,577,813	0.15

		11,577,813	0.15
CONSUMER FINANCE
Other securities[a]		58,707,117	0.74

		58,707,117	0.74
CONTAINERS & PACKAGING
Other securities[a]		37,019,833	0.47

		37,019,833	0.47
DISTRIBUTORS
Other securities[a]		9,247,826	0.12

		9,247,826	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		12,805,644	0.16

		12,805,644	0.16
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	580,646	106,444,025	1.35
Other securities[a]		5,285,924	0.07

		111,729,949	1.42
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,856,918	72,735,478	0.92
Verizon Communications Inc.	1,232,677	61,005,185	0.77

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$14,082,471	0.19%

		147,823,134	1.88
ELECTRIC UTILITIES
Other securities[a]		142,234,221	1.80

		142,234,221	1.80
ELECTRICAL EQUIPMENT
Other securities[a]		45,478,045	0.58

		45,478,045	0.58
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		60,941,928	0.77

		60,941,928	0.77
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	419,602	29,271,436	0.37
Other securities[a]		37,187,522	0.47

		66,458,958	0.84
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		302,758,061	3.84

		302,758,061	3.84
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	439,777	34,364,175	0.44
Other securities[a]		88,574,733	1.12

		122,938,908	1.56
FOOD PRODUCTS
Other securities[a]		104,235,557	1.32

		104,235,557	1.32
GAS UTILITIES
Other securities[a]		14,011,841	0.18

		14,011,841	0.18
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	510,353	27,232,436	0.35
Medtronic PLC	413,589	32,164,816	0.41
Other securities[a]		159,259,347	2.01

		218,656,599	2.77
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	289,345	56,668,218	0.72
Other securities[a]		138,137,246	1.75

		194,805,464	2.47
HEALTH CARE TECHNOLOGY
Other securities[a]		14,518,352	0.18

		14,518,352	0.18

Security	Shares	Value	% of Net Assets
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	246,284	$38,587,777	0.49%
Other securities[a]		125,337,740	1.59

		163,925,517	2.08
HOUSEHOLD DURABLES
Other securities[a]		44,715,378	0.57

		44,715,378	0.57
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	772,779	70,307,433	0.89
Other securities[a]		43,585,938	0.55

		113,893,371	1.44
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		10,163,271	0.13

		10,163,271	0.13
INDUSTRIAL CONGLOMERATES
3M Co.	175,003	36,733,130	0.47
General Electric Co.	2,623,537	63,437,125	0.80
Honeywell International Inc.	229,760	32,566,182	0.41
Other securities[a]		9,576,643	0.13

		142,313,080	1.81
INSURANCE
Other securities[a]		229,086,211	2.91

		229,086,211	2.91
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	119,923	115,287,976	1.46
Other securities[a]		65,054,851	0.83

		180,342,827	2.29
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	89,837	87,476,084	1.11
Alphabet Inc. Class Cc	91,259	87,527,419	1.11
Facebook Inc. Class Ac	704,464	120,371,764	1.53
Other securities[a]		49,845,514	0.63

		345,220,781	4.38
IT SERVICES
International Business Machines Corp.	259,294	37,618,374	0.48
Mastercard Inc. Class A	284,269	40,138,783	0.51
Visa Inc. Class A	557,658	58,687,928	0.74
Other securities[a]		169,415,816	2.15

		305,860,901	3.88

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$10,530,254	0.13%

		10,530,254	0.13
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		65,690,938	0.83

		65,690,938	0.83
MACHINERY
Other securities[a]		160,442,251	2.04

		160,442,251	2.04
MARINE
Other securities[a]		1,692,519	0.02

		1,692,519	0.02
MEDIA
Comcast Corp. Class A	1,421,503	54,699,435	0.69
Walt Disney Co. (The)	472,394	46,563,877	0.59
Other securities[a]		114,158,587	1.45

		215,421,899	2.73
METALS & MINING
Other securities[a]		36,204,966	0.46

		36,204,966	0.46
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[b]	18,974	329,958	0.00
Other securities[a]		17,910,763	0.23

		18,240,721	0.23
MULTI-UTILITIES
Other securities[a]		72,430,818	0.92

		72,430,818	0.92
MULTILINE RETAIL
Other securities[a]		30,740,972	0.39

		30,740,972	0.39
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	570,517	67,035,747	0.85
Exxon Mobil Corp.	1,279,716	104,911,118	1.33
Other securities[a]		213,704,415	2.71

		385,651,280	4.89
PAPER & FOREST PRODUCTS
Other securities[a]		4,601,226	0.06

		4,601,226	0.06
PERSONAL PRODUCTS
Other securities[a]		14,011,818	0.18

		14,011,818	0.18

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Bristol-Myers Squibb Co.	497,107	$31,685,600	0.40%
Johnson & Johnson	813,977	105,825,150	1.34
Merck & Co. Inc.	826,366	52,912,215	0.67
Pfizer Inc.	1,785,395	63,738,601	0.81
Other securities[a]		78,970,029	1.01

		333,131,595	4.23
PROFESSIONAL SERVICES
Other securities[a]		32,348,131	0.41

		32,348,131	0.41
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		10,016,429	0.13

		10,016,429	0.13
ROAD & RAIL
Union Pacific Corp.	243,804	28,273,950	0.36
Other securities[a]		43,987,909	0.56

		72,261,859	0.92
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	121,953	29,578,481	0.38
Intel Corp.	1,422,721	54,177,216	0.69
NVIDIA Corp.	171,546	30,667,278	0.39
Other securities[a]		175,364,573	2.22

		289,787,548	3.68
SOFTWARE
Microsoft Corp.	2,263,864	168,635,229	2.14
Oracle Corp.	867,751	41,955,761	0.53
Other securities[a]		176,795,848	2.24

		387,386,838	4.91
SPECIALTY RETAIL
Home Depot Inc. (The)	362,674	59,318,959	0.75
Other securities[a]		103,952,392	1.32

		163,271,351	2.07
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,574,853	242,716,344	3.08
Other securities[a]		35,542,544	0.45

		278,258,888	3.53
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		49,928,428	0.63

		49,928,428	0.63

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	3,152	$56,106	0.00%
Other securities[a]		16,916,057	0.22

		16,972,163	0.22
TOBACCO
Altria Group Inc.	583,224	36,988,066	0.47
Philip Morris International Inc.	468,406	51,997,750	0.66
Other securities[a]		1,049,709	0.01

		90,035,525	1.14
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		25,904,174	0.33

		25,904,174	0.33
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,662,017	0.02

		1,662,017	0.02
WATER UTILITIES
Other securities[a]		8,309,799	0.11

		8,309,799	0.11
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		8,759,925	0.11

		8,759,925	0.11

TOTAL COMMON STOCKS
(Cost: $5,609,260,691)		7,864,908,942	99.77

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[b,d,e]	244,249,565	244,322,840	3.10
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[b,d]	10,388,537	10,388,537	0.13

		254,711,377	3.23

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,672,333)		254,711,377	3.23

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,863,933,024)[f]	$8,119,620,319	103.00%
Other Assets, Less Liabilities	(236,784,422)	(3.00)

NET ASSETS	$7,882,835,897	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $6,001,852,409. Net unrealized appreciation was $2,118,145,066, of which $2,555,943,667 represented gross unrealized appreciation on investments and $437,798,601 represented gross unrealized depreciation on investments.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	195,100,442	49,149,123	[b]	—	244,249,565	$244,322,840	$(8,654)	$(16,797)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	11,946,943	—		(1,558,406)[b]	10,388,537	10,388,537	—	—	58,067
BlackRock Inc.	37,422	1,486		(1,393)	37,515	16,772,581	203,607	2,205,319	189,570
PNC Financial Services Group Inc. (The)	149,731	6,553		(10,260)	146,024	19,679,654	203,934	1,931,651	192,803
PennyMac Financial Services Inc. Class A	3,152	—		—	3,152	56,106	—	2,364	—
PennyMac Mortgage Investment Trust	18,974	—		—	18,974	329,958	—	(6,831)	17,836

						$291,549,676	$398,887	$4,115,706	$458,276

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
E-mini Russell 2000	35	Dec 2017	$2,613	$131,175
S&P 500 E-Mini	128	Dec 2017	16,103	245,981

Total				$377,156

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,864,566,319	$249,265	$93,358	$7,864,908,942
Money market funds	254,711,377	—	—	254,711,377

Total	$8,119,277,696	$249,265	$93,358	$8,119,620,319

Derivative financial instruments[a]:
Assets:
Futures contracts	$377,156	$—	$—	$377,156

Total	$377,156	$—	$—	$377,156

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Rockwell Collins Inc.	375,214	$49,044,222	0.31%
Other securities[a]		230,892,120	1.47

		279,936,342	1.78
AIR FREIGHT & LOGISTICS
Other securities[a]		67,842,598	0.43

		67,842,598	0.43
AIRLINES
Other securities[a]		137,121,779	0.87

		137,121,779	0.87
AUTO COMPONENTS
Delphi Automotive PLC	619,531	60,961,850	0.39
Other securities[a]		111,801,302	0.71

		172,763,152	1.10
AUTOMOBILES
Other securities[a]		33,859,085	0.22

		33,859,085	0.22
BANKS
Fifth Third Bancorp.	1,737,349	48,611,025	0.31
M&T Bank Corp.	334,555	53,876,737	0.34
SunTrust Banks Inc.	1,118,540	66,855,136	0.43
Other securities[a]		525,905,931	3.34

		695,248,829	4.42
BEVERAGES
Other securities[a]		98,816,782	0.63

		98,816,782	0.63
BIOTECHNOLOGY
Other securities[a]		246,448,949	1.57

		246,448,949	1.57
BUILDING PRODUCTS
Other securities[a]		138,882,651	0.88

		138,882,651	0.88
CAPITAL MARKETS
Ameriprise Financial Inc.	346,517	51,461,240	0.33
Moody’s Corp.	384,522	53,529,308	0.34
T Rowe Price Group Inc.	544,603	49,368,262	0.31
Other securities[a]		373,872,919	2.38

		528,231,729	3.36

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$334,909,679	2.13%

		334,909,679	2.13
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		131,369,241	0.84

		131,369,241	0.84
COMMUNICATIONS EQUIPMENT
Other securities[a]		207,488,986	1.32

		207,488,986	1.32
CONSTRUCTION & ENGINEERING
Other securities[a]		63,720,441	0.40

		63,720,441	0.40
CONSTRUCTION MATERIALS
Other securities[a]		77,823,555	0.49

		77,823,555	0.49
CONSUMER FINANCE
Discover Financial Services	858,632	55,364,591	0.35
Synchrony Financial	1,844,628	57,275,700	0.36
Other securities[a]		62,366,648	0.40

		175,006,939	1.11
CONTAINERS & PACKAGING
International Paper Co.	952,743	54,134,857	0.34
Other securities[a]		223,233,382	1.42

		277,368,239	1.76
DISTRIBUTORS
Other securities[a]		67,346,410	0.43

		67,346,410	0.43
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		57,483,876	0.37

		57,483,876	0.37
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		35,530,520	0.23

		35,530,520	0.23
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		74,795,744	0.48

		74,795,744	0.48
ELECTRIC UTILITIES
Edison International	734,853	56,708,606	0.36
PPL Corp.	1,584,985	60,150,181	0.38
Xcel Energy Inc.	1,175,472	55,623,335	0.35

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$213,863,100	1.37%

		386,345,222	2.46
ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	297,026	52,933,003	0.34
Other securities[a]		92,822,089	0.59

		145,755,092	0.93
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	691,241	58,506,638	0.37
Other securities[a]		208,294,222	1.33

		266,800,860	1.70
ENERGY EQUIPMENT & SERVICES
Other securities[a]		123,754,299	0.79

		123,754,299	0.79
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.[b]	318,500	56,826,770	0.36
Digital Realty Trust Inc.	472,315	55,889,034	0.36
Prologis Inc.	1,219,541	77,392,072	0.49
Ventas Inc.	820,342	53,428,874	0.34
Welltower Inc.	848,037	59,600,040	0.38
Weyerhaeuser Co.	1,726,399	58,749,358	0.37
Other securities[a]		1,094,698,363	6.97

		1,456,584,511	9.27
FOOD & STAPLES RETAILING
Other securities[a]		30,827,716	0.20

		30,827,716	0.20
FOOD PRODUCTS
Other securities[a]		367,648,524	2.34

		367,648,524	2.34
GAS UTILITIES
Other securities[a]		49,213,387	0.31

		49,213,387	0.31
HEALTH CARE EQUIPMENT & SUPPLIES
CR Bard Inc.	167,818	53,785,669	0.34
Edwards Lifesciences Corp.[c]	483,476	52,848,762	0.34
Zimmer Biomet Holdings Inc.	467,025	54,683,957	0.35

Security	Shares	Value	% of Net Assets
Other securities[a]		$298,559,980	1.90%

		459,878,368	2.93
HEALTH CARE PROVIDERS & SERVICES
Cardinal Health Inc.	731,503	48,952,181	0.31
Other securities[a]		275,324,148	1.75

		324,276,329	2.06
HEALTH CARE TECHNOLOGY
Other securities[a]		73,078,668	0.46

		73,078,668	0.46
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		392,929,728	2.50

		392,929,728	2.50
HOUSEHOLD DURABLES
Other securities[a]		274,913,090	1.75

		274,913,090	1.75
HOUSEHOLD PRODUCTS
Other securities[a]		79,769,836	0.51

		79,769,836	0.51
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		57,189,293	0.36

		57,189,293	0.36
INDUSTRIAL CONGLOMERATES
Roper Technologies Inc.	232,596	56,613,866	0.36
Other securities[a]		14,354,809	0.09

		70,968,675	0.45
INSURANCE
Progressive Corp. (The)	1,340,856	64,924,248	0.41
Other securities[a]		657,872,024	4.19

		722,796,272	4.60
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		96,287,862	0.61

		96,287,862	0.61
INTERNET SOFTWARE & SERVICES
Other securities[a]		151,040,683	0.96

		151,040,683	0.96
IT SERVICES
DXC Technology Co.	654,860	56,239,377	0.36
Fidelity National Information Services Inc.	760,383	71,012,168	0.45

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Fiserv Inc.[c]	490,460	$63,249,722	0.40%
Other securities[a]		452,276,347	2.88

		642,777,614	4.09
LEISURE PRODUCTS
Other securities[a]		63,641,283	0.40

		63,641,283	0.40
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[c]	337,063	67,142,950	0.43
Other securities[a]		224,414,991	1.42

		291,557,941	1.85
MACHINERY
Cummins Inc.	367,613	61,770,012	0.39
Fortive Corp.	710,261	50,279,376	0.32
Ingersoll-Rand PLC	591,734	52,764,921	0.34
PACCAR Inc.	793,453	57,398,390	0.37
Parker-Hannifin Corp.	305,937	53,545,094	0.34
Stanley Black & Decker Inc.	353,853	53,421,187	0.34
Other securities[a]		361,866,381	2.30

		691,045,361	4.40
MARINE
Other securities[a]		8,114,950	0.05

		8,114,950	0.05
MEDIA
Other securities[a]		304,268,977	1.94

		304,268,977	1.94
METALS & MINING
Other securities[a]		217,051,540	1.38

		217,051,540	1.38
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		98,353,804	0.63

		98,353,804	0.63
MULTI-UTILITIES
Consolidated Edison Inc.	708,365	57,150,888	0.36
Public Service Enterprise Group Inc.	1,169,924	54,108,985	0.34
Sempra Energy	581,153	66,326,992	0.42
Other securities[a]		240,045,643	1.54

		417,632,508	2.66

Security	Shares	Value	% of Net Assets
MULTILINE RETAIL
Dollar General Corp.	637,258	$51,649,761	0.33%
Other securities[a]		92,314,598	0.59

		143,964,359	0.92
OIL, GAS & CONSUMABLE FUELS
Marathon Petroleum Corp.	1,162,213	65,176,905	0.41
Williams Companies Inc. (The)	1,914,276	57,447,423	0.37
Other securities[a]		650,221,469	4.14

		772,845,797	4.92
PAPER & FOREST PRODUCTS
Other securities[a]		6,230,978	0.04

		6,230,978	0.04
PERSONAL PRODUCTS
Other securities[a]		45,554,298	0.29

		45,554,298	0.29
PHARMACEUTICALS
Zoetis Inc.	1,137,973	72,557,159	0.46
Other securities[a]		85,053,138	0.54

		157,610,297	1.00
PROFESSIONAL SERVICES
Other securities[a]		190,602,336	1.21

		190,602,336	1.21
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		58,222,506	0.37

		58,222,506	0.37
ROAD & RAIL
Other securities[a]		99,086,856	0.63

		99,086,856	0.63
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	846,563	72,948,334	0.46
Lam Research Corp.	373,177	69,052,672	0.44
Other securities[a]		351,124,019	2.24

		493,125,025	3.14
SOFTWARE
Autodesk Inc.[c]	480,147	53,901,302	0.34
Other securities[a]		529,123,279	3.37

		583,024,581	3.71
SPECIALTY RETAIL
Ross Stores Inc.	888,403	57,364,182	0.36
Other securities[a]		375,597,865	2.39

		432,962,047	2.75

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Western Digital Corp.	675,038	$58,323,283	0.37%
Other securities[a]		55,586,483	0.35

		113,909,766	0.72
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		190,593,542	1.21

		190,593,542	1.21
THRIFTS & MORTGAGE FINANCE
Other securities[a]		16,050,107	0.10

		16,050,107	0.10
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		137,742,315	0.88

		137,742,315	0.88
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		12,964,466	0.08

		12,964,466	0.08
WATER UTILITIES
Other securities[a]		47,024,860	0.30

		47,024,860	0.30
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		7,277,930	0.05

		7,277,930	0.05

TOTAL COMMON STOCKS
(Cost: $12,218,390,658)		15,675,289,985	99.73

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	983,448,352	983,743,386	6.26
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	22,229,182	22,229,182	0.14

		1,005,972,568	6.40

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,005,794,284)		1,005,972,568	6.40

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $13,224,184,942)[g]	$16,681,262,553	106.13%
Other Assets, Less Liabilities	(964,103,414)	(6.13)

NET ASSETS	$15,717,159,139	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $13,515,530,821. Net unrealized appreciation was $3,166,781,173, of which $4,033,562,751 represented gross unrealized appreciation on investments and $866,781,578 represented gross unrealized depreciation on investments.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	705,810,780	277,637,572	[b]	—	983,448,352	$983,743,386	$(26,979)	$(62,947)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	38,360,127	—		(16,130,945)[b]	22,229,182	22,229,182	—	—	137,166

						$1,005,972,568	$(26,979)	$(62,947)	$137,166

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	121	Dec 2017	$15,222	$227,874
S&P MidCap 400 E-Mini	127	Dec 2017	22,805	821,567

Total				$1,049,441

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$15,675,289,985	$—	$—	$15,675,289,985
Money market funds	1,005,972,568	—	—	1,005,972,568

Total	$16,681,262,553	$—	$—	$16,681,262,553

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,049,441	$—	$—	$1,049,441

Total	$1,049,441	$—	$—	$1,049,441

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Rockwell Collins Inc.	426,287	$55,719,974	0.72%
Other securities[a]		92,739,448	1.21

		148,459,422	1.93
AIR FREIGHT & LOGISTICS
Other securities[a]		63,021,766	0.82

		63,021,766	0.82
AIRLINES
Other securities[a]		44,312,874	0.57

		44,312,874	0.57
AUTO COMPONENTS
Delphi Automotive PLC	703,346	69,209,246	0.90
Other securities[a]		48,125,309	0.62

		117,334,555	1.52
AUTOMOBILES
Other securities[a]		32,530,376	0.42

		32,530,376	0.42
BANKS
Other securities[a]		84,412,324	1.09

		84,412,324	1.09
BEVERAGES
Dr Pepper Snapple Group Inc.	476,210	42,130,299	0.55
Other securities[a]		31,242,110	0.40

		73,372,409	0.95
BIOTECHNOLOGY
BioMarin Pharmaceutical Inc.[b,c]	458,182	42,642,999	0.55
Incyte Corp.[b,c]	442,622	51,671,692	0.67
Other securities[a]		154,920,975	2.01

		249,235,666	3.23
BUILDING PRODUCTS
Other securities[a]		113,313,834	1.47

		113,313,834	1.47
CAPITAL MARKETS
Ameriprise Financial Inc.	354,318	52,619,766	0.68
Moody’s Corp.	436,862	60,815,559	0.79
Other securities[a]		215,769,789	2.80

		329,205,114	4.27

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$192,777,133	2.50%

		192,777,133	2.50
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		84,517,475	1.10

		84,517,475	1.10
COMMUNICATIONS EQUIPMENT
Other securities[a]		102,714,637	1.33

		102,714,637	1.33
CONSTRUCTION & ENGINEERING
Other securities[a]		3,609,269	0.05

		3,609,269	0.05
CONSTRUCTION MATERIALS
Vulcan Materials Co.	321,021	38,394,111	0.50
Other securities[a]		43,907,042	0.57

		82,301,153	1.07
CONSUMER FINANCE
Other securities[a]		7,440,195	0.10

		7,440,195	0.10
CONTAINERS & PACKAGING
International Paper Co.	983,929	55,906,846	0.73
Other securities[a]		141,183,212	1.83

		197,090,058	2.56
DISTRIBUTORS
Other securities[a]		29,160,272	0.38

		29,160,272	0.38
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		46,693,365	0.61

		46,693,365	0.61
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		6,224,274	0.08

		6,224,274	0.08
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		16,825,563	0.22

		16,825,563	0.22
ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	337,457	60,138,212	0.78
Other securities[a]		40,953,635	0.53

		101,091,847	1.31

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	785,331	$66,470,416	0.86%
Other securities[a]		149,448,101	1.94

		215,918,517	2.80
ENERGY EQUIPMENT & SERVICES
Other securities[a]		3,477,863	0.04

		3,477,863	0.04
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Digital Realty Trust Inc.	408,829	48,376,736	0.63
SBA Communications Corp.[b]	314,950	45,368,547	0.59
Other securities[a]		148,685,279	1.92

		242,430,562	3.14
FOOD & STAPLES RETAILING
Other securities[a]		9,016,280	0.12

		9,016,280	0.12
FOOD PRODUCTS
Kellogg Co.	599,636	37,399,297	0.49
Other securities[a]		100,133,604	1.29

		137,532,901	1.78
HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[b,c]	208,467	38,831,148	0.50
CR Bard Inc.	190,661	61,106,850	0.79
Edwards Lifesciences Corp.[b]	549,286	60,042,453	0.78
Other securities[a]		190,930,790	2.48

		350,911,241	4.55
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		95,648,713	1.24

		95,648,713	1.24
HEALTH CARE TECHNOLOGY
Cerner Corp.[b,c]	756,282	53,938,032	0.70
Other securities[a]		28,937,023	0.37

		82,875,055	1.07
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		284,195,903	3.69

		284,195,903	3.69
HOUSEHOLD DURABLES
Other securities[a]		87,736,357	1.14

		87,736,357	1.14

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Clorox Co. (The)	288,680	$38,079,779	0.49%
Other securities[a]		45,763,472	0.60

		83,843,251	1.09
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		3,968,753	0.05

		3,968,753	0.05
INDUSTRIAL CONGLOMERATES
Roper Technologies Inc.	249,989	60,847,323	0.79

		60,847,323	0.79
INSURANCE
Progressive Corp. (The)	1,523,370	73,761,575	0.96
Other securities[a]		43,612,797	0.56

		117,374,372	1.52
INTERNET & DIRECT MARKETING RETAIL
Expedia Inc.	318,882	45,899,875	0.60
Other securities[a]		27,954,817	0.36

		73,854,692	0.96
INTERNET SOFTWARE & SERVICES
Other securities[a]		111,278,285	1.44

		111,278,285	1.44
IT SERVICES
DXC Technology Co.	743,999	63,894,634	0.83
Fidelity National Information Services Inc.	491,551	45,905,948	0.60
Fiserv Inc.[b]	557,220	71,859,091	0.93
Global Payments Inc.	398,122	37,833,534	0.49
Paychex Inc.	844,046	50,608,998	0.66
Other securities[a]		342,096,722	4.43

		612,198,927	7.94
LEISURE PRODUCTS
Other securities[a]		51,504,621	0.67

		51,504,621	0.67
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[b]	382,943	76,282,245	0.99
Mettler-Toledo International Inc.[b,c]	66,504	41,642,145	0.54
Other securities[a]		107,843,279	1.40

		225,767,669	2.93

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
MACHINERY
Fortive Corp.	730,282	$51,696,663	0.67%
Parker-Hannifin Corp.	300,658	52,621,163	0.68
Other securities[a]		253,899,326	3.30

		358,217,152	4.65
MEDIA
Omnicom Group Inc.	607,367	44,987,674	0.58
Other securities[a]		91,917,679	1.20

		136,905,353	1.78
METALS & MINING
Other securities[a]		25,742,093	0.33

		25,742,093	0.33
MULTILINE RETAIL
Dollar Tree Inc.[b]	573,159	49,761,664	0.65
Other securities[a]		36,949,604	0.47

		86,711,268	1.12
OIL, GAS & CONSUMABLE FUELS
ONEOK Inc.	991,200	54,922,392	0.71
Other securities[a]		141,715,577	1.84

		196,637,969	2.55
PERSONAL PRODUCTS
Other securities[a]		14,487,724	0.19

		14,487,724	0.19
PHARMACEUTICALS
Zoetis Inc.	1,292,871	82,433,455	1.07
Other securities[a]		7,419,326	0.09

		89,852,781	1.16
PROFESSIONAL SERVICES
Other securities[a]		130,927,599	1.70

		130,927,599	1.70
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		12,850,525	0.17

		12,850,525	0.17
ROAD & RAIL
Other securities[a]		47,203,763	0.61

		47,203,763	0.61
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	961,796	82,877,961	1.07
KLA-Tencor Corp.	411,907	43,662,142	0.57
Lam Research Corp.	423,973	78,451,964	1.02

Security	Shares	Value	% of Net Assets
Microchip Technology Inc.	598,521	$53,735,215	0.70%
Skyworks Solutions Inc.	484,468	49,367,289	0.64
Xilinx Inc.	618,388	43,800,422	0.57
Other securities[a]		138,513,506	1.79

		490,408,499	6.36
SOFTWARE
Autodesk Inc.[b]	445,944	50,061,674	0.65
Dell Technologies Inc. Class Vb	538,464	41,574,805	0.54
Red Hat Inc.[b]	465,422	51,596,683	0.67
ServiceNow Inc.[b,c]	439,248	51,624,818	0.67
Symantec Corp.	1,606,215	52,699,914	0.68
Other securities[a]		309,206,939	4.01

		556,764,833	7.22
SPECIALTY RETAIL
AutoZone Inc.[b,c]	62,815	37,381,835	0.48
O’Reilly Automotive Inc.[b,c]	227,144	48,920,003	0.63
Ross Stores Inc.	1,009,331	65,172,503	0.85
Other securities[a]		130,238,720	1.69

		281,713,061	3.65
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		48,080,863	0.62

		48,080,863	0.62
TEXTILES, APPAREL & LUXURY GOODS
VF Corp.	634,256	40,319,654	0.52
Other securities[a]		72,780,378	0.95

		113,100,032	1.47
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		132,502,473	1.72

		132,502,473	1.72

TOTAL COMMON STOCKS
(Cost: $ 6,181,940,353)		7,698,130,854	99.84

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32% [d,e,f]	653,474,413	$653,670,455	8.47%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97% [d,e]	9,163,581	9,163,581	0.12

		662,834,036	8.59

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 662,717,730)		662,834,036	8.59

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,844,658,083)[g]		8,360,964,890	108.43
Other Assets, Less Liabilities		(650,214,945)	(8.43)

NET ASSETS		$7,710,749,945	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $6,900,240,738. Net unrealized appreciation was $1,461,014,967, of which $1,625,700,598 represented gross unrealized appreciation on investments and $164,685,631 represented gross unrealized depreciation on investments.

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	409,153,852	244,320,561	[b]	—	653,474,413	$653,670,455	$(24,496)	$(46,020)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	9,357,264	—		(193,683)[b]	9,163,581	9,163,581	—	—	51,304

						$662,834,036	$(24,496)	$(46,020)	$51,304

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	43	Dec 2017	$5,410	$92,276
S&P MidCap 400 E-Mini	33	Dec 2017	5,926	198,539

Total				$290,815

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,698,130,854	$—	$—	$7,698,130,854
Money market funds	662,834,036	—	—	662,834,036

Total	$8,360,964,890	$—	$—	$8,360,964,890

Derivative financial instruments[a]:
Assets:
Futures contracts	$290,815	$—	$—	$290,815

Total	$290,815	$—	$—	$290,815

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$172,402,551	1.67%

		172,402,551	1.67
AIR FREIGHT & LOGISTICS
Other securities[a]		14,057,670	0.14

		14,057,670	0.14
AIRLINES
United Continental Holdings Inc.[b]	737,370	44,891,085	0.44
Other securities[a]		68,392,520	0.66

		113,283,605	1.10
AUTO COMPONENTS
Other securities[a]		80,154,202	0.78

		80,154,202	0.78
AUTOMOBILES
Other securities[a]		6,085,886	0.06

		6,085,886	0.06
BANKS
Citizens Financial Group Inc.	1,337,350	50,645,444	0.49
Fifth Third Bancorp.	2,004,402	56,083,168	0.54
KeyCorp	2,913,881	54,839,240	0.53
M&T Bank Corp.	385,980	62,158,219	0.60
Regions Financial Corp.	3,212,240	48,922,415	0.47
SunTrust Banks Inc.	1,290,474	77,131,631	0.75
Other securities		366,774,907	3.58

		716,555,024	6.96
BEVERAGES
Other securities[a]		39,651,969	0.39

		39,651,969	0.39
BIOTECHNOLOGY
Other securities[a]		31,306,328	0.30

		31,306,328	0.30
BUILDING PRODUCTS
Other securities[a]		45,344,588	0.44

		45,344,588	0.44
CAPITAL MARKETS
Northern Trust Corp.	558,179	51,313,395	0.50
T Rowe Price Group Inc.	530,927	48,128,533	0.47

Security	Shares	Value	% of Net Assets
Other securities[a]		$175,951,696	1.70%

		275,393,624	2.67
CHEMICALS
Other securities[a]		191,002,344	1.85

		191,002,344	1.85
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		65,618,946	0.64

		65,618,946	0.64
COMMUNICATIONS EQUIPMENT
Other securities[a]		135,240,726	1.31

		135,240,726	1.31
CONSTRUCTION & ENGINEERING
Other securities[a]		69,696,836	0.68

		69,696,836	0.68
CONSTRUCTION MATERIALS
Other securities[a]		6,174,603	0.06

		6,174,603	0.06
CONSUMER FINANCE
Discover Financial Services	990,615	63,874,855	0.62
Synchrony Financial	2,128,170	66,079,678	0.64
Other securities[a]		64,182,259	0.62

		194,136,792	1.88
CONTAINERS & PACKAGING
Other securities[a]		119,967,517	1.16

		119,967,517	1.16
DISTRIBUTORS
Other securities[a]		48,436,039	0.47

		48,436,039	0.47
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		19,115,980	0.19

		19,115,980	0.19
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		34,682,856	0.34

		34,682,856	0.34
DIVERSIFIED TELECOMMUNICATION SERVICES
Level 3 Communications Inc.[b]	788,101	41,997,902	0.41
Other securities[a]		27,335,297	0.26

		69,333,199	0.67
ELECTRIC UTILITIES
Edison International	849,391	65,547,503	0.64
Eversource Energy	846,645	51,171,224	0.50

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
PPL Corp.	1,827,212	$69,342,695	0.67%
Xcel Energy Inc.	1,355,311	64,133,317	0.62
Other securities[a]		195,349,131	1.90

		445,543,870	4.33
ELECTRICAL EQUIPMENT
Other securities[a]		65,551,992	0.64

		65,551,992	0.64
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		88,714,655	0.86

		88,714,655	0.86
ENERGY EQUIPMENT & SERVICES
Other securities[a]		139,286,692	1.35

		139,286,692	1.35
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.[c]	367,158	65,508,330	0.64
Boston Properties Inc.	349,766	42,979,246	0.42
Essex Property Trust Inc.[c]	174,504	44,329,251	0.43
Prologis Inc.	1,406,999	89,288,156	0.87
Ventas Inc.	946,038	61,615,455	0.60
Welltower Inc.	977,689	68,711,983	0.67
Weyerhaeuser Co.	1,991,390	67,767,002	0.66
Other securities[a]		992,817,568	9.62

		1,433,016,991	13.91
FOOD & STAPLES RETAILING
Other securities[a]		26,371,668	0.26

		26,371,668	0.26
FOOD PRODUCTS
Tyson Foods Inc. Class A	743,588	52,385,775	0.51
Other securities[a]		231,873,098	2.25

		284,258,873	2.76
GAS UTILITIES
Other securities[a]		56,974,877	0.55

		56,974,877	0.55
HEALTH CARE EQUIPMENT & SUPPLIES
Zimmer Biomet Holdings Inc.	538,752	63,082,472	0.61
Other securities[a]		111,129,695	1.08

		174,212,167	1.69

Security	Shares	Value	% of Net Assets
HEALTH CARE PROVIDERS & SERVICES
Cardinal Health Inc.	843,944	$56,476,732	0.55%
Other securities[a]		220,688,206	2.14

		277,164,938	2.69
HOTELS, RESTAURANTS & LEISURE
Royal Caribbean Cruises Ltd.	458,125	54,306,137	0.53
Other securities[a]		110,582,766	1.07

		164,888,903	1.60
HOUSEHOLD DURABLES
Newell Brands Inc.	1,280,088	54,621,355	0.53
Other securities[a]		173,515,650	1.68

		228,137,005	2.21
HOUSEHOLD PRODUCTS
Other securities[a]		6,710,525	0.07

		6,710,525	0.07
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		61,845,755	0.60

		61,845,755	0.60
INDUSTRIAL CONGLOMERATES
Other securities[a]		20,131,227	0.20

		20,131,227	0.20
INSURANCE
Hartford Financial Services Group Inc. (The)	974,657	54,025,238	0.52
Lincoln National Corp.	589,907	43,346,366	0.42
Principal Financial Group Inc.	712,119	45,817,736	0.44
Willis Towers Watson PLC	337,653	52,076,222	0.51
Other securities[a]		516,938,611	5.02

		712,204,173	6.91
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		36,010,062	0.35

		36,010,062	0.35
INTERNET SOFTWARE & SERVICES
Other securities[a]		61,030,101	0.59

		61,030,101	0.59

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
IT SERVICES
Other securities[a]		$119,730,531	1.16%

		119,730,531	1.16
LEISURE PRODUCTS
Other securities[a]		21,057,672	0.20

		21,057,672	0.20
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		107,181,295	1.04

		107,181,295	1.04
MACHINERY
Cummins Inc.	287,901	48,376,005	0.47
PACCAR Inc.	915,417	66,221,266	0.64
Stanley Black & Decker Inc.	366,807	55,376,853	0.54
Other securities[a]		263,826,255	2.56

		433,800,379	4.21
MARINE
Other securities[a]		9,345,972	0.09

		9,345,972	0.09
MEDIA
Other securities[a]		212,276,276	2.06

		212,276,276	2.06
METALS & MINING
Newmont Mining Corp.	1,425,434	53,468,029	0.52
Nucor Corp.	852,655	47,782,786	0.46
Other securities[a]		123,287,596	1.20

		224,538,411	2.18
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		113,444,121	1.10

		113,444,121	1.10
MULTI-UTILITIES
Consolidated Edison Inc.	816,715	65,892,566	0.64
DTE Energy Co.	477,608	51,275,995	0.50
Public Service Enterprise Group Inc.	1,349,204	62,400,685	0.61
Sempra Energy	670,290	76,500,198	0.74
WEC Energy Group Inc.	843,336	52,944,634	0.51
Other securities[a]		172,914,523	1.68

		481,928,601	4.68

Security	Shares	Value	% of Net Assets
MULTILINE RETAIL
Other securities[a]		$78,217,013	0.76%

		78,217,013	0.76
OIL, GAS & CONSUMABLE FUELS
Andeavor	416,355	42,947,018	0.42
Apache Corp.	965,272	44,209,458	0.43
Concho Resources Inc.[b]	393,301	51,805,608	0.50
Devon Energy Corp.	1,303,921	47,866,940	0.46
Marathon Petroleum Corp.	1,340,859	75,195,373	0.73
Williams Companies Inc. (The)	1,886,080	56,601,261	0.55
Other securities[a]		374,211,137	3.64

		692,836,795	6.73
PAPER & FOREST PRODUCTS
Other securities[a]		7,217,059	0.07

		7,217,059	0.07
PERSONAL PRODUCTS
Other securities[a]		37,967,343	0.37

		37,967,343	0.37
PHARMACEUTICALS
Mylan NVb,c	1,423,461	44,653,971	0.43
Other securities[a]		45,699,322	0.45

		90,353,293	0.88
PROFESSIONAL SERVICES
Other securities[a]		86,947,033	0.84

		86,947,033	0.84
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		54,049,568	0.52

		54,049,568	0.52
ROAD & RAIL
Other securities[a]		66,501,996	0.65

		66,501,996	0.65
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		70,806,496	0.69

		70,806,496	0.69
SOFTWARE
Other securities[a]		107,383,359	1.04

		107,383,359	1.04

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
Other securities[a]		$213,521,269	2.07%

		213,521,269	2.07
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Western Digital Corp.	667,432	57,666,125	0.56
Other securities[a]		24,918,879	0.24

		82,585,004	0.80
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		105,105,943	1.02

		105,105,943	1.02
THRIFTS & MORTGAGE FINANCE
Other securities[a]		18,574,481	0.18

		18,574,481	0.18
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		24,517,472	0.24

		24,517,472	0.24
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		14,945,446	0.15

		14,945,446	0.15
WATER UTILITIES
Other securities[a]		54,287,884	0.53

		54,287,884	0.53
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		8,604,143	0.08

		8,604,143	0.08

TOTAL COMMON STOCKS
(Cost: $ 8,963,857,998)		10,267,420,614	99.67

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32% [d,e,f]	438,899,607	$439,031,277	4.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97% [d,e]	16,186,502	16,186,502	0.16

		455,217,779	4.42

TOTAL SHORT-TERM INVESTMENTS
(Cost: $455,149,680)		455,217,779	4.42

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,419,007,678)[g]		10,722,638,393	104.09
Other Assets, Less Liabilities		(421,001,051)	(4.09)

NET ASSETS		$10,301,637,342	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $9,621,857,502. Net unrealized appreciation was $1,101,589,637, of which $1,797,775,463 represented gross unrealized appreciation on investments and $696,185,826 represented gross unrealized depreciation on investments.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Schedule 1 – Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	290,568,296	148,331,311[b]	—	438,899,607	$439,031,277	$(15,556)	$(23,618)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	10,776,619	5,409,883[b]	—	16,186,502	16,186,502	—	—		75,548

					$455,217,779	$(15,556)	$(23,618)		$75,548

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 – Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	92	Dec 2017	$11,574	$116,990
S&P MidCap 400 E-Mini	120	Dec 2017	21,548	691,756

Total				$808,746

Schedule 3 – Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$10,267,420,614	$—	$—	$10,267,420,614
Money market funds	455,217,779	—	—	455,217,779

Total	$10,722,638,393	$—	$—	$10,722,638,393

Derivative financial instruments[a]:
Assets:
Futures contracts	$808,746	$—	$—	$808,746

Total	$808,746	$—	$—	$808,746

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$785,759,106	$2,470,868	$2,191,734
Affiliated (Note 2)	158,004,721	25,084	1,744,059

Total cost of investments in securities	$943,763,827	$2,495,952	$3,935,793

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$849,870,022	$2,507,234	$2,292,157
Affiliated (Note 2)	158,041,732	25,489	1,856,653
Cash pledged to broker for futures contracts	76,710	—	—
Cash	64,060	—	4,359
Receivables:
Dividends and interest	1,087,519	2,763	3,027
Futures variation margin	371	—	—

Total Assets	1,009,140,414	2,535,486	4,156,196

LIABILITIES
Payables:
Investment securities purchased	1,925,157	—	—
Collateral for securities on loan (Note 1)	156,627,771	—	4,926
Capital shares redeemed	116,901	—	—
Investment advisory fees (Note 2)	400,208	307	207

Total Liabilities	159,070,037	307	5,133

NET ASSETS	$850,070,377	$2,535,179	$4,151,063

Net assets consist of:
Paid-in capital	$852,783,735	$2,496,766	$3,934,319
Undistributed (distributions in excess of) net investment income	(545,108)	1,476	1,970
Undistributed net realized gain (accumulated net realized loss)	(66,403,125)	166	1,757
Net unrealized appreciation	64,234,875	36,771	213,017

NET ASSETS	$850,070,377	$2,535,179	$4,151,063

Shares outstanding[b]	9,000,000	100,000	100,000

Net asset value per share	$94.45	$25.35	$41.51

[a]	Securities on loan with values of $152,265,380, $ — and $4,811, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$5,587,285,180	$12,218,390,658	$6,181,940,353
Affiliated (Note 2)	276,647,844	1,005,794,284	662,717,730

Total cost of investments in securities	$5,863,933,024	$13,224,184,942	$6,844,658,083

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,828,070,643	$15,675,289,985	$7,698,130,854
Affiliated (Note 2)	291,549,676	1,005,972,568	662,834,036
Cash pledged to broker for futures contracts	668,459	1,452,420	434,990
Cash	150,584	704,463	584,770
Receivables:
Dividends and interest	7,908,502	19,712,639	3,811,101
Futures variation margin	48,197	72,410	23,670

Total Assets	8,128,396,061	16,703,204,485	8,365,819,421

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	244,278,843	983,571,356	653,554,097
Investment advisory fees (Note 2)	1,281,321	2,473,990	1,515,379

Total Liabilities	245,560,164	986,045,346	655,069,476

NET ASSETS	$7,882,835,897	$15,717,159,139	$7,710,749,945

Net assets consist of:
Paid-in capital	$5,856,607,670	$12,104,279,333	$6,377,312,030
Undistributed net investment income	2,737,494	9,662,904	532,814
Undistributed net realized gain (accumulated net realized loss)	(232,573,718)	145,089,850	(183,692,521)
Net unrealized appreciation	2,256,064,451	3,458,127,052	1,516,597,622

NET ASSETS	$7,882,835,897	$15,717,159,139	$7,710,749,945

Shares outstanding[b]	52,800,000	79,700,000	68,100,000

Net asset value per share	$149.30	$197.20	$113.23

[a]	Securities on loan with values of $238,532,237, $960,565,980 and $637,721,210, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

iShares Russell Mid-Cap Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$8,963,857,998
Affiliated (Note 2)	455,149,680

Total cost of investments in securities	$9,419,007,678

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,267,420,614
Affiliated (Note 2)	455,217,779
Cash pledged to broker for futures contracts	1,173,590
Cash	167,434
Receivables:
Dividends and interest	18,533,684
Futures variation margin	53,697

Total Assets	10,742,566,798

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	438,967,182
Investment advisory fees (Note 2)	1,962,274

Total Liabilities	440,929,456

NET ASSETS	$10,301,637,342

Net assets consist of:
Paid-in capital	$9,210,949,333
Undistributed net investment income	10,550,656
Accumulated net realized loss	(224,302,108)
Net unrealized appreciation	1,304,439,461

NET ASSETS	$10,301,637,342

Shares outstanding[b]	121,250,000

Net asset value per share	$84.96

[a]	Securities on loan with a value of $428,267,731. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF[a]	iShares Russell 2500 ETF[b]

NET INVESTMENT INCOME
Dividends — unaffiliated[c]	$4,092,465	$9,055	$8,501
Dividends — affiliated (Note 2)	5,410	5	4,369
Interest — unaffiliated	229	—	—
Securities lending income — affiliated — net (Note 2)	2,475,722	—	82

Total investment income	6,573,826	9,060	12,952

EXPENSES
Investment advisory fees (Note 2)	2,492,817	541	1,411
Proxy fees	18,338	—	—

Total expenses	2,511,155	541	1,411
Less investment advisory fees waived (Note 2)	—	—	(796)

Net expenses	2,511,155	541	615

Net investment income	4,062,671	8,519	12,337

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,166,890)	166	1,726
Investments — affiliated (Note 2)	(3,610)	—	31
In-kind redemptions — unaffiliated	73,976,274	—	—
Futures contracts	130,807	—	—

Net realized gain	57,936,581	166	1,757

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	23,190,864	36,366	100,423
Investments — affiliated (Note 2)	(12,496)	405	112,594
Futures contracts	69,613	—	—

Net change in unrealized appreciation/depreciation	23,247,981	36,771	213,017

Net realized and unrealized gain	81,184,562	36,937	214,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,247,233	$45,456	$227,111

[a]	For the period from August 8, 2017 (commencement of operations) to September 30, 2017.
[b]	For the period from July 6, 2017 (commencement of operations) to September 30, 2017.
[c]	Net of foreign withholding tax of $478, $ — and $6, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$76,231,815	$153,032,605	$42,971,818
Dividends — affiliated (Note 2)	458,276	137,166	51,304
Interest — unaffiliated	2,002	4,127	1,330
Securities lending income — affiliated — net (Note 2)	977,494	2,098,455	1,475,940

Total investment income	77,669,587	155,272,353	44,500,392

EXPENSES
Investment advisory fees (Note 2)	7,677,884	15,188,550	9,206,455
Proxy fees	161,758	338,589	159,828

Total expenses	7,839,642	15,527,139	9,366,283

Net investment income	69,829,945	139,745,214	35,134,109

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,787,259)	(236,473,785)	(78,870,820)
Investments — affiliated (Note 2)	(2,532)	(26,979)	(24,496)
In-kind redemptions — unaffiliated	82,639,650	795,791,714	552,892,072
In-kind redemptions — affiliated (Note 2)	401,419	—	—
Futures contracts	1,104,325	617,449	1,063,262

Net realized gain	73,355,603	559,908,399	475,060,018

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	419,297,341	238,159,480	182,074,805
Investments — affiliated (Note 2)	4,115,706	(62,947)	(46,020)
Futures contracts	333,387	780,664	291,982

Net change in unrealized appreciation/depreciation	423,746,434	238,877,197	182,320,767

Net realized and unrealized gain	497,102,037	798,785,596	657,380,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$566,931,982	$938,530,810	$692,514,894

[a]	Net of foreign withholding tax of $8,003, $22,366 and $558, respectively.

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

iShares Russell Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$124,289,019
Dividends — affiliated (Note 2)	75,548
Interest — unaffiliated	2,455
Securities lending income — affiliated — net (Note 2)	770,587

Total investment income	125,137,609

EXPENSES
Investment advisory fees (Note 2)	11,639,412
Proxy fees	203,666

Total expenses	11,843,078

Net investment income	113,294,531

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(109,753,128)
Investments — affiliated (Note 2)	(15,556)
In-kind redemptions — unaffiliated	309,950,371
Futures contracts	628,729

Net realized gain	200,810,416

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	14,660,171
Investments — affiliated (Note 2)	(23,618)
Futures contracts	521,946

Net change in unrealized appreciation/depreciation	15,158,499

Net realized and unrealized gain	215,968,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$329,263,446

[a]	Net of foreign withholding tax of $27,108.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Micro-Cap ETF		iShares Russell 1000 Pure U.S. Revenue ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Period from August 8, 2017[a] to September 30, 2017 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,062,671	$8,432,401	$8,519
Net realized gain	57,936,581	1,902,104	166
Net change in unrealized appreciation/depreciation	23,247,981	174,412,277	36,771

Net increase in net assets resulting from operations	85,247,233	184,746,782	45,456

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,153,325)	(9,850,270)	(7,043)

Total distributions to shareholders	(4,153,325)	(9,850,270)	(7,043)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	83,547,158	16,999,944	2,496,766
Cost of shares redeemed	(167,105,506)	(32,995,108)	—

Net increase (decrease) in net assets from capital share transactions	(83,558,348)	(15,995,164)	2,496,766

INCREASE (DECREASE) IN NET ASSETS	(2,464,440)	158,901,348	2,535,179

NET ASSETS
Beginning of period	852,534,817	693,633,469	—

End of period	$850,070,377	$852,534,817	$2,535,179

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(545,108)	$(454,454)	$1,476

SHARES ISSUED AND REDEEMED
Shares sold	950,000	200,000	100,000
Shares redeemed	(1,900,000)	(450,000)	—

Net increase (decrease) in shares outstanding	(950,000)	(250,000)	100,000

[a]	Commencement of operations.

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2500 ETF	iShares Russell 3000 ETF
	Period from July 6, 2017[a] to September 30, 2017 (Unaudited)	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,337	$69,829,945	$117,001,616
Net realized gain	1,757	73,355,603	183,743,631
Net change in unrealized appreciation/depreciation	213,017	423,746,434	771,001,622

Net increase in net assets resulting from operations	227,111	566,931,982	1,071,746,869

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,367)	(66,928,388)	(120,931,901)

Total distributions to shareholders	(10,367)	(66,928,388)	(120,931,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,934,319	170,711,356	873,388,380
Cost of shares redeemed	—	(167,190,955)	(457,732,149)

Net increase in net assets from capital share transactions	3,934,319	3,520,401	415,656,231

INCREASE IN NET ASSETS	4,151,063	503,523,995	1,366,471,199

NET ASSETS
Beginning of period	—	7,379,311,902	6,012,840,703

End of period	$4,151,063	$7,882,835,897	$7,379,311,902

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,970	$2,737,494	$(164,063)

SHARES ISSUED AND REDEEMED
Shares sold	100,000	1,200,000	6,550,000
Shares redeemed	—	(1,150,000)	(3,550,000)

Net increase in shares outstanding	100,000	50,000	3,000,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$139,745,214	$209,541,154	$35,134,109	$61,234,658
Net realized gain	559,908,399	270,951,991	475,060,018	62,146,321
Net change in unrealized appreciation/depreciation	238,877,197	1,599,575,453	182,320,767	731,936,437

Net increase in net assets resulting from operations	938,530,810	2,080,068,598	692,514,894	855,317,416

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(130,116,755)	(229,450,831)	(34,671,569)	(71,421,013)

Total distributions to shareholders	(130,116,755)	(229,450,831)	(34,671,569)	(71,421,013)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,052,590,693	2,170,436,578	1,002,556,924	730,728,184
Cost of shares redeemed	(1,612,511,193)	(723,600,994)	(1,189,770,496)	(334,243,140)

Net increase (decrease) in net assets from capital share transactions	(559,920,500)	1,446,835,584	(187,213,572)	396,485,044

INCREASE IN NET ASSETS	248,493,555	3,297,453,351	470,629,753	1,180,381,447

NET ASSETS
Beginning of period	15,468,665,584	12,171,212,233	7,240,120,192	6,059,738,745

End of period	$15,717,159,139	$15,468,665,584	$7,710,749,945	$7,240,120,192

Undistributed net investment income included in net assets at end of period	$9,662,904	$34,445	$532,814	$70,274

SHARES ISSUED AND REDEEMED
Shares sold	5,500,000	12,300,000	9,250,000	7,500,000
Shares redeemed	(8,400,000)	(4,350,000)	(10,900,000)	(3,500,000)

Net increase (decrease) in shares outstanding	(2,900,000)	7,950,000	(1,650,000)	4,000,000

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Value ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$113,294,531	$164,001,942
Net realized gain	200,810,416	208,855,711
Net change in unrealized appreciation/depreciation	15,158,499	1,068,930,112

Net increase in net assets resulting from operations	329,263,446	1,441,787,765

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(103,266,525)	(179,276,690)

Total distributions to shareholders	(103,266,525)	(179,276,690)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,380,397,425	2,227,054,204
Cost of shares redeemed	(860,060,379)	(784,527,285)

Net increase in net assets from capital share transactions	520,337,046	1,442,526,919

INCREASE IN NET ASSETS	746,333,967	2,705,037,994

NET ASSETS
Beginning of period	9,555,303,375	6,850,265,381

End of period	$10,301,637,342	$9,555,303,375

Undistributed net investment income included in net assets at end of period	$10,550,656	$522,650

SHARES ISSUED AND REDEEMED
Shares sold	16,450,000	28,900,000
Shares redeemed	(10,300,000)	(10,350,000)

Net increase in shares outstanding	6,150,000	18,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$85.68	$68.00	$79.25	$77.27	$58.73	$51.35

Income from investment operations:
Net investment income[a]	0.43	0.85	0.96	0.88	0.71	0.81
Net realized and unrealized gain (loss)[b]	8.78	17.82	(11.18)	2.05	18.62	7.58

Total from investment operations	9.21	18.67	(10.22)	2.93	19.33	8.39

Less distributions from:
Net investment income	(0.44)	(0.99)	(1.03)	(0.95)	(0.79)	(1.01)

Total distributions	(0.44)	(0.99)	(1.03)	(0.95)	(0.79)	(1.01)

Net asset value, end of period	$94.45	$85.68	$68.00	$79.25	$77.27	$58.73

Total return	10.78%[c]	27.60%	(12.98)%	3.87%	33.03%	16.60%

Ratios/Supplemental data:
Net assets, end of period (000s)	$850,070	$852,535	$693,633	$935,138	$1,050,830	$540,280
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	0.98%	1.09%	1.29%	1.19%	1.03%	1.57%
Portfolio turnover rate[e]	17%[c]	21%	25%	26%	26%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell 1000 Pure U.S. Revenue ETF

Period from Aug. 8, 2017[a] to Sep. 30, 2017 (Unaudited)
Net asset value, beginning of period	$24.97

Income from investment operations:
Net investment income[b]	0.09
Net realized and unrealized gain[c]	0.36

Total from investment operations	0.45

Less distributions from:
Net investment income	(0.07)

Total distributions	(0.07)

Net asset value, end of period	$25.35

Total return	1.81%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,535
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	2.36%
Portfolio turnover rate[f]	1%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell 2500 ETF

Period from Jul. 6, 2017[a] to Sep. 30, 2017 (Unaudited)
Net asset value, beginning of period	$39.34

Income from investment operations:
Net investment income[b]	0.12
Net realized and unrealized gain[c]	2.15

Total from investment operations	2.27

Less distributions from:
Net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$41.51

Total return	5.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,151
Ratio of expenses to average net assets[e]	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%
Ratio of net investment income to average net assets[e]	1.31%
Portfolio turnover rate[f]	1%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$139.89	$120.86	$123.93	$112.36	$93.44	$83.37

Income from investment operations:
Net investment income[a]	1.31	2.34	2.23	2.06	1.83	1.74
Net realized and unrealized gain (loss)[b]	9.36	19.07	(2.84)	11.56	18.91	10.06

Total from investment operations	10.67	21.41	(0.61)	13.62	20.74	11.80

Less distributions from:
Net investment income	(1.26)	(2.38)	(2.46)	(2.05)	(1.82)	(1.73)

Total distributions	(1.26)	(2.38)	(2.46)	(2.05)	(1.82)	(1.73)

Net asset value, end of period	$149.30	$139.89	$120.86	$123.93	$112.36	$93.44

Total return	7.65%[c]	17.87%	(0.47)%	12.18%	22.35%	14.37%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,882,836	$7,379,312	$6,012,841	$6,400,926	$5,561,693	$4,139,560
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.82%	1.81%	1.85%	1.74%	1.77%	2.06%
Portfolio turnover rate[e]	3%[c]	4%	5%	5%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$187.27	$163.04	$173.07	$154.72	$127.35	$110.75

Income from investment operations:
Net investment income[a]	1.71	2.72	2.59	2.26	2.02	1.98
Net realized and unrealized gain (loss)[b]	9.84	24.45	(9.84)	18.52	27.44	16.71

Total from investment operations	11.55	27.17	(7.25)	20.78	29.46	18.69

Less distributions from:
Net investment income	(1.62)	(2.94)	(2.78)	(2.43)	(2.09)	(2.09)

Total distributions	(1.62)	(2.94)	(2.78)	(2.43)	(2.09)	(2.09)

Net asset value, end of period	$197.20	$187.27	$163.04	$173.07	$154.72	$127.35

Total return	6.19%[c]	16.79%	(4.18)%	13.51%	23.28%	17.14%

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,717,159	$15,468,666	$12,171,212	$12,625,202	$9,909,644	$7,297,113
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.79%	1.56%	1.58%	1.39%	1.43%	1.77%
Portfolio turnover rate[e]	8%[c]	11%	11%	10%	10%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$103.80	$92.16	$97.98	$85.83	$69.89	$62.91

Income from investment operations:
Net investment income[a]	0.50	0.91	0.96	0.86	0.69	0.79
Net realized and unrealized gain (loss)[b]	9.43	11.78	(5.78)	12.23	16.00	7.03

Total from investment operations	9.93	12.69	(4.82)	13.09	16.69	7.82

Less distributions from:
Net investment income	(0.50)	(1.05)	(1.00)	(0.94)	(0.75)	(0.84)

Total distributions	(0.50)	(1.05)	(1.00)	(0.94)	(0.75)	(0.84)

Net asset value, end of period	$113.23	$103.80	$92.16	$97.98	$85.83	$69.89

Total return	9.59%[c]	13.85%	(4.91)%	15.33%	23.96%	12.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,710,750	$7,240,120	$6,059,739	$6,442,307	$4,862,272	$3,592,398
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.93%	0.94%	1.03%	0.95%	0.88%	1.26%
Portfolio turnover rate[e]	22%[c]	27%	22%	20%	23%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$83.02	$70.95	$75.23	$68.74	$57.15	$48.14

Income from investment operations:
Net investment income[a]	0.99	1.55	1.45	1.28	1.18	1.07
Net realized and unrealized gain (loss)[b]	1.83	12.18	(4.16)	6.57	11.62	8.99

Total from investment operations	2.82	13.73	(2.71)	7.85	12.80	10.06

Less distributions from:
Net investment income	(0.88)	(1.66)	(1.57)	(1.36)	(1.21)	(1.05)

Total distributions	(0.88)	(1.66)	(1.57)	(1.36)	(1.21)	(1.05)

Net asset value, end of period	$84.96	$83.02	$70.95	$75.23	$68.74	$57.15

Total return	3.42%[c]	19.51%	(3.56)%	11.48%	22.61%	21.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,301,637	$9,555,303	$6,850,265	$7,281,905	$5,722,940	$4,685,906
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.36%	2.00%	2.05%	1.77%	1.91%	2.16%
Portfolio turnover rate[e]	19%[c]	21%	25%	22%	23%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Micro-Cap	Diversified
Russell 1000 Pure U.S. Revenue[a]	Non-Diversified
Russell 2500[b]	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

[a]	The Fund commenced operations on August 8, 2017.
[b]	The Fund commenced operations on July 6, 2017.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

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iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Micro-Cap
Barclays Capital Inc.	$2,488,098	$2,488,098	$—
BMO Capital Markets	204	204	—
BNP Paribas New York Branch	1,784,316	1,784,316	—
BNP Paribas Prime Brokerage Inc.	2,644,680	2,644,680	—
BNP Paribas Prime Brokerage International Ltd.	110,741	110,741	—
Citigroup Global Markets Inc.	7,925,051	7,925,051	—
Credit Suisse Securities (USA) LLC	5,015,947	5,015,947	—
Deutsche Bank Securities Inc.	19,436,179	19,436,179	—
Goldman Sachs & Co.	23,921,420	23,921,420	—
HSBC Bank PLC	775,896	745,879	(30,017)
Jefferies LLC	1,222,635	1,222,635	—
JPMorgan Securities LLC	28,000,119	28,000,119	—
Merrill Lynch, Pierce, Fenner & Smith	11,914,788	11,734,179	(180,609)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	29,305,955	29,305,955	—
National Financial Services LLC	3,754,820	3,754,820	—
Nomura Securities International Inc.	856,014	856,014	—
Scotia Capital (USA) Inc.	86,068	86,068	—
SG Americas Securities LLC	85,759	85,453	(306)
State Street Bank & Trust Company	5,549,327	5,513,457	(35,870)
Timber Hill LLC	2,934	2,934	—
UBS AG	2,796,351	2,796,351	—
UBS Securities LLC	2,867,717	2,867,717	—
Wells Fargo Securities LLC	1,720,361	1,720,361	—

	$152,265,380	$152,018,578	$(246,802)

Russell 2500
Credit Suisse Securities (USA) LLC	$4,811	$4,811	$—

	$4,811	$4,811	$—

Russell 3000
Barclays Capital Inc.	$2,859,994	$2,859,994	$—
BNP Paribas New York Branch	824,030	824,030	—
BNP Paribas Prime Brokerage Inc.	1,673,434	1,673,434	—
BNP Paribas Prime Brokerage International Ltd.	1,098,983	1,098,983	—
Citigroup Global Markets Inc.	21,492,407	21,492,407	—
Credit Suisse Securities (USA) LLC	9,750,451	9,750,451	—
Deutsche Bank Securities Inc.	22,199,955	22,199,955	—
Goldman Sachs & Co.	31,089,699	31,089,699	—
HSBC Bank PLC	21,701,380	21,701,380	—
Jefferies LLC	2,810,399	2,810,399	—
JPMorgan Securities LLC	41,627,815	41,627,815	—
Merrill Lynch, Pierce, Fenner & Smith	13,437,667	13,437,667	—

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	$25,768,197	$25,768,197	$—
National Financial Services LLC	2,833,582	2,833,582	—
Nomura Securities International Inc.	2,709,376	2,709,376	—
Scotia Capital (USA) Inc.	3,065,491	3,065,491	—
SG Americas Securities LLC	31,687	31,687	—
State Street Bank & Trust Company	21,432,240	21,432,240	—
Timber Hill LLC	1,069	1,069	—
UBS AG	3,003,771	3,003,771	—
UBS Securities LLC	7,844,550	7,844,550	—
Wells Fargo Securities LLC	1,276,060	1,276,060	—

	$238,532,237	$238,532,237	$—

Russell Mid-Cap
Barclays Capital Inc.	$14,016,590	$14,016,590	$—
BNP Paribas New York Branch	11,357,833	11,357,833	—
BNP Paribas Prime Brokerage Inc.	8,675,481	8,675,481	—
BNP Paribas Prime Brokerage International Ltd.	629,652	629,652	—
Citigroup Global Markets Inc.	95,566,753	95,566,753	—
Credit Suisse Securities (USA) LLC	13,183,356	13,183,356	—
Deutsche Bank Securities Inc.	66,939,879	66,939,879	—
Goldman Sachs & Co.	150,134,151	150,134,151	—
HSBC Bank PLC	40,595,377	40,595,377	—
Jefferies LLC	72,130	72,130	—
JPMorgan Securities LLC	103,072,827	103,072,827	—
Merrill Lynch, Pierce, Fenner & Smith	125,287,121	125,287,121	—
Mizuho Securities USA Inc.	3,813,869	3,813,869	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	157,894,630	157,894,630	—
National Financial Services LLC	17,952,632	17,952,632	—
Nomura Securities International Inc.	8,521,768	8,521,768	—
Scotia Capital (USA) Inc.	4,136,877	4,136,877	—
SG Americas Securities LLC	209,558	209,558	—
State Street Bank & Trust Company	94,842,017	94,842,017	—
UBS AG	16,286,742	16,286,742	—
UBS Securities LLC	15,342,442	15,342,442	—
Wells Fargo Securities LLC	12,034,295	12,034,295	—

	$960,565,980	$960,565,980	$—

Russell Mid-Cap Growth
Barclays Capital Inc.	$10,760,434	$10,760,434	$—
BNP Paribas New York Branch	6,057,469	6,057,469	—
BNP Paribas Prime Brokerage Inc.	1,958,068	1,958,068	—
BNP Paribas Prime Brokerage International Ltd.	26,199,668	26,199,668	—
Citigroup Global Markets Inc.	36,988,142	36,988,142	—
Credit Suisse Securities (USA) LLC	29,785,497	29,785,497	—
Deutsche Bank Securities Inc.	78,928,747	78,928,747	—
Goldman Sachs & Co.	62,248,649	62,248,649	—

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
HSBC Bank PLC	$16,384,834	$16,384,834	$—
Jefferies LLC	4,386,678	4,386,678	—
JPMorgan Securities LLC	158,824,702	158,824,702	—
Merrill Lynch, Pierce, Fenner & Smith	19,654,715	19,654,715	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	54,151,020	54,151,020	—
National Financial Services LLC	6,192,893	6,192,893	—
Nomura Securities International Inc.	817,258	817,258	—
Scotia Capital (USA) Inc.	1,976,237	1,976,237	—
SG Americas Securities LLC	531,721	531,721	—
State Street Bank & Trust Company	68,521,843	68,521,843	—
UBS AG	450,821	450,821	—
UBS Securities LLC	21,682,323	21,682,323	—
Wells Fargo Securities LLC	31,219,491	31,216,664	(2,827)

	$637,721,210	$637,718,383	$(2,827)

Russell Mid-Cap Value
Barclays Capital Inc.	$6,682,226	$6,682,226	$—
BNP Paribas New York Branch	4,849,353	4,849,353	—
BNP Paribas Prime Brokerage Inc.	4,891,366	4,891,366	—
BNP Paribas Prime Brokerage International Ltd.	741,371	741,371	—
Citigroup Global Markets Inc.	44,696,639	44,696,639	—
Credit Suisse Securities (USA) LLC	6,692,470	6,692,470	—
Deutsche Bank Securities Inc.	20,841,125	20,841,125	—
Goldman Sachs & Co.	37,876,193	37,876,193	—
HSBC Bank PLC	15,952,985	15,952,985	—
Jefferies LLC	8,004,546	8,004,546	—
JPMorgan Securities LLC	74,593,137	74,593,137	—
Merrill Lynch, Pierce, Fenner & Smith	44,209,584	44,209,584	—
Mizuho Securities USA Inc.	400,070	400,070	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	60,056,240	60,056,240	—
National Financial Services LLC	19,268,379	19,268,379	—
Nomura Securities International Inc.	1,198,285	1,198,285	—
Scotia Capital (USA) Inc.	6,266,703	6,266,703	—
State Street Bank & Trust Company	49,741,755	49,741,755	—
UBS AG	11,344,044	11,344,044	—
UBS Securities LLC	6,668,717	6,668,717	—
Wells Fargo Securities LLC	3,292,543	3,292,543	—

	$428,267,731	$428,267,731	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Micro-Cap	0.60%
Russell 1000 Pure U.S. Revenue	0.15
Russell 3000	0.20

For its investment advisory services to the iShares Russell 2500 ETF, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

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iSHARES® TRUST

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Micro-Cap	$998,420
Russell 2500	42
Russell 3000	427,371
Russell Mid-Cap	987,584
Russell Mid-Cap Growth	684,096
Russell Mid-Cap Value	369,697

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$17,001,898	$57,174,441
Russell 3000	27,611,775	44,420,956
Russell Mid-Cap	491,136,856	488,431,784
Russell Mid-Cap Growth	886,333,243	1,279,424,642
Russell Mid-Cap Value	1,303,265,676	830,498,146

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of September 30, 2017, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Russell 1000 Pure U.S. Revenue	1	50%
Russell 2500	1	50

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$156,142,940	$141,394,968
Russell 1000 Pure U.S. Revenue	31,393	23,541
Russell 2500	72,249	59,783
Russell 3000	267,794,153	232,566,170
Russell Mid-Cap	1,469,060,034	1,288,374,952
Russell Mid-Cap Growth	1,769,595,646	1,664,501,205
Russell Mid-Cap Value	1,933,849,883	1,826,602,155

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Micro-Cap	$80,802,429	$163,918,706
Russell 1000 Pure U.S. Revenue	2,485,086	—
Russell 2500	3,916,007	—
Russell 3000	169,493,514	165,311,877
Russell Mid-Cap	1,042,853,351	1,589,089,880
Russell Mid-Cap Growth	998,943,410	1,176,852,286
Russell Mid-Cap Value	1,362,551,410	852,709,393

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements

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iSHARES® TRUST

to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of September 30, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$86,948	$377,156	$1,049,441

		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]		$290,815	$808,746

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Equity contracts:
Futures contracts	$130,807	$1,104,325	$617,449

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	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$69,613	$333,387	$780,664

	Net Realized Gain (Loss)
		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts		$1,063,262	$628,729

	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts		$291,982	$521,946

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2017:

	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Average value of contracts purchased	$1,504,865	$16,566,525	$37,016,680

		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Average value of contracts purchased		$10,212,472	$30,743,202

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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As of March 31, 2017, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Micro-Cap	$45,876,151	$44,118,736	$17,016,462	$107,011,349
Russell 3000	9,950,902	126,187,428	31,991,900	168,130,230
Russell Mid-Cap	43,915,923	51,521,470	27,732,055	123,169,448
Russell Mid-Cap Growth	102,214,311	363,363,957	137,522,509	603,100,777
Russell Mid-Cap Value	3,493,282	214,344,315	4,032,186	221,869,783

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Board Review and Approval of Investment Advisory

Contract

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I. iShares Micro-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s pricing reflects that it invests primarily in micro-cap companies, as compared to the majority of funds in the Peer Group, which invest primarily in small-cap companies.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through

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relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to

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Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Russell 1000 Pure U.S. Revenue ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 19-21, 2017, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee rate of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy

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and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to

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institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

III. iShares Russell 2500 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 13-15, 2017, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

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In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an

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underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

IV. iShares Russell 3000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short-and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of

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scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

V. iShares Russell Mid-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components,

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including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the

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Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

VI. iShares Russell Mid-Cap Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017,

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the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources

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over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the

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U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

VII. iShares Russell Mid-Cap Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory

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Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

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Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Micro-Cap	$0.424436	$—	$0.019448	$0.443884	96%	—%	4%	100%
Russell 2500	0.060087	—	0.043585	0.103672	58	—	42	100
Russell 3000	1.234189	—	0.021855	1.256044	98	—	2	100
Russell Mid-Cap	1.546729	—	0.072737	1.619466	96	—	4	100
Russell Mid-Cap Growth	0.491722	—	0.011319	0.503041	98	—	2	100
Russell Mid-Cap Value	0.832105	—	0.046655	0.878760	95	—	5	100

SUPPLEMENTAL INFORMATION	101

Notes:

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-306-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
➢	iShares North American Natural Resources ETF | IGE | BATS
➢	iShares North American Tech ETF | IGM | NYSE Arca
➢	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
➢	iShares North American Tech-Software ETF | IGV | BATS
➢	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY ETF

Performance as of September 30, 2017

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 13.86%, net of fees, while the total return for the Index was 14.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.57%	15.54%	15.92%	15.57%	15.54%	15.92%
5 Years	18.71%	18.72%	19.02%	135.73%	135.86%	138.86%
10 Years	15.12%	15.13%	15.42%	308.93%	309.22%	319.43%

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,138.60	$2.52	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Biotechnology	83.66%
Pharmaceuticals	8.55
Life Sciences Tools & Services	7.42
Health Care Equipment	0.26
Health Care Technology	0.07
Health Care Supplies	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Celgene Corp.	8.40%
Amgen Inc.	8.39
Biogen Inc.	7.92
Gilead Sciences Inc.	7.74
Regeneron Pharmaceuticals Inc.	6.56
Alexion Pharmaceuticals Inc.	3.94
Illumina Inc.	3.90
Vertex Pharmaceuticals Inc.	3.79
Incyte Corp.	3.40
Mylan NV	2.47

TOTAL	56.51%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

Performance as of September 30, 2017

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was -0.44%, net of fees, while the total return for the Index was -0.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.15)%	(0.18)%	0.35%	(0.15)%	(0.18)%	0.35%
5 Years	(1.19)%	(1.19)%	(0.72)%	(5.82)%	(5.83)%	(3.54)%
10 Years	(0.82)%	(0.82)%	(0.35)%	(7.87)%	(7.90)%	(3.45)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$995.60	$2.40	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	68.83%
Energy Equipment & Services	12.81
Metals & Mining	8.52
Containers & Packaging	7.08
Construction Materials	2.17
Paper & Forest Products	0.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Chevron Corp.	7.51%
Exxon Mobil Corp.	7.42
Schlumberger Ltd.	5.62
Enbridge Inc. New	3.99
ConocoPhillips	3.53
Suncor Energy Inc.	3.37
EOG Resources Inc.	3.24
Occidental Petroleum Corp.	2.85
TransCanada Corp.	2.49
Halliburton Co.	2.32

TOTAL	42.34%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH ETF

Performance as of September 30, 2017

The iShares North American Tech ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector, as represented by the S&P North American Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 12.60%, net of fees, while the total return for the Index was 12.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.47%	26.45%	27.07%	26.47%	26.45%	27.07%
5 Years	18.57%	18.57%	19.12%	134.31%	134.34%	139.88%
10 Years	10.74%	10.73%	11.24%	177.45%	177.08%	190.26%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,126.00	$2.56	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Software	20.75%
Internet Software & Services	17.85
IT Services	16.97
Semiconductors & Semiconductor Equipment	15.49
Technology Hardware, Storage & Peripherals	10.19
Internet & Direct Marketing Retail	10.16
Communications Equipment	4.84
Electronic Equipment, Instruments & Components	3.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Microsoft Corp.	8.41%
Apple Inc.	8.03
Facebook Inc. Class A	6.84
Amazon.com Inc.	6.48
Alphabet Inc. Class A	4.31
Alphabet Inc. Class C	4.30
Visa Inc. Class A	3.25
Intel Corp.	3.02
Cisco Systems Inc.	2.84
Oracle Corp.	2.47

TOTAL	49.95%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

Performance as of September 30, 2017

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 1.64%, net of fees, while the total return for the Index was 1.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.33%	13.36%	13.76%	13.33%	13.36%	13.76%
5 Years	12.28%	12.28%	12.70%	78.41%	78.43%	81.84%
10 Years	3.01%	3.01%	3.35%	34.48%	34.52%	39.02%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,016.40	$2.43	$1,000.00	$1,022.70	$2.43	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Communications Equipment	100.00%

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Harris Corp.	8.91%
Cisco Systems Inc.	8.78
Juniper Networks Inc.	8.54
Palo Alto Networks Inc.	8.31
Motorola Solutions Inc.	8.15
Arista Networks Inc.	4.79
ARRIS International PLC	4.71
F5 Networks Inc.	4.57
CommScope Holding Co. Inc.	4.41
Brocade Communications Systems Inc.	4.24

TOTAL	65.41%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

Performance as of September 30, 2017

The iShares North American Tech-Software ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software sector, as represented by the S&P North American Technology Software IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 15.73%, net of fees, while the total return for the Index was 16.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.95%	28.94%	29.36%	28.95%	28.94%	29.36%
5 Years	18.57%	18.58%	19.06%	134.36%	134.41%	139.21%
10 Years	11.59%	11.60%	12.04%	199.51%	199.79%	211.71%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,157.30	$2.54	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Application Software	51.76%
Systems Software	33.95
Home Entertainment Software	14.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Microsoft Corp.	8.59%
salesforce.com Inc.	8.28
Adobe Systems Inc.	8.23
Oracle Corp.	8.01
Activision Blizzard Inc.	7.55
Intuit Inc.	4.58
Electronic Arts Inc.	4.51
Autodesk Inc.	3.97
Symantec Corp.	3.25
ServiceNow Inc.	3.22

TOTAL	60.19%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® PHLX SEMICONDUCTOR ETF

Performance as of September 30, 2017

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 16.58%, net of fees, while the total return for the Index was 16.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	41.82%	41.84%	42.61%	41.82%	41.84%	42.61%
5 Years	26.74%	26.75%	27.40%	227.04%	227.14%	235.64%
10 Years	10.17%	10.14%	10.61%	163.38%	162.77%	174.21%

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,165.80	$2.55	$1,000.00	$1,022.70	$2.38	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Semiconductors	81.33%
Semiconductor Equipment	18.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Intel Corp.	8.25%
Texas Instruments Inc.	8.23
NVIDIA Corp.	8.02
QUALCOMM Inc.	7.54
Broadcom Ltd.	7.31
Micron Technology Inc.	4.68
Applied Materials Inc.	4.39
Lam Research Corp.	4.24
Microchip Technology Inc.	3.93
Analog Devices Inc.	3.91

TOTAL	60.50%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.94%

BIOTECHNOLOGY — 83.61%
ACADIA Pharmaceuticals Inc.[a,b]	1,866,647	$70,316,592
Acceleron Pharma Inc.[a,b]	589,949	22,016,897
Achillion Pharmaceuticals Inc.[a,b]	2,085,681	9,364,708
Acorda Therapeutics Inc.[a,b]	711,440	16,825,556
Adamas Pharmaceuticals Inc.[a,b]	343,341	7,268,529
Aduro Biotech Inc.[a,b]	1,137,756	12,117,101
Agios Pharmaceuticals Inc.[a,b]	737,999	49,261,433
Aimmune Therapeutics Inc.[a,b]	770,683	19,105,232
Akebia Therapeutics Inc.[a,b]	719,072	14,144,146
Alder Biopharmaceuticals Inc.[a,b]	1,032,663	12,650,122
Alexion Pharmaceuticals Inc.[a]	2,922,890	410,052,238
Alkermes PLC[a]	2,343,327	119,134,745
Alnylam Pharmaceuticals Inc.[a,b]	1,398,972	164,365,220
AMAG Pharmaceuticals Inc.[a,b]	538,147	9,928,812
Amarin Corp. PLC ADR[a,b]	4,024,339	14,085,186
Amgen Inc.	4,681,845	872,930,000
Amicus Therapeutics Inc.[a,b]	2,509,644	37,845,432
Aquinox Pharmaceuticals Inc.[a,b]	357,833	5,077,650
Ardelyx Inc.[a,b]	723,578	4,052,037
Arena Pharmaceuticals Inc.[a,b]	598,086	15,251,193
Array BioPharma Inc.[a,b]	2,614,564	32,159,137
Arrowhead Pharmaceuticals Inc.[a,b]	1,140,319	4,937,581
Atara Biotherapeutics Inc.[a,b]	466,020	7,712,631
Audentes Therapeutics Inc.[a,b]	423,723	11,868,481
Avexis Inc.[a,b]	486,871	47,095,032
BeiGene Ltd. ADR[a]	340,045	35,181,056
Bellicum Pharmaceuticals Inc.[a,b]	506,722	5,852,639
BioCryst Pharmaceuticals Inc.[a,b]	1,226,590	6,427,332
Biogen Inc.[a]	2,629,671	823,402,584
BioMarin Pharmaceutical Inc.[a,b]	2,672,936	248,770,154
Bluebird Bio Inc.[a,b]	695,255	95,493,274
Blueprint Medicines Corp.[a,b]	596,629	41,567,142
Celgene Corp.[a]	5,991,308	873,652,533
Celldex Therapeutics Inc.[a,b]	1,957,235	5,597,692
ChemoCentryx Inc.[a,b]	742,782	5,511,442
China Biologic Products Holdings Inc.[a]	412,003	38,015,517
Clovis Oncology Inc.[a,b]	745,319	61,414,286
Coherus Biosciences Inc.[a,b]	883,072	11,789,011
Curis Inc.[a,b]	2,194,176	3,269,322
Cytokinetics Inc.[a,b]	818,348	11,866,046
DBV Technologies SA ADR[a,b]	352,608	14,964,684
Eagle Pharmaceuticals Inc./DEa,b	231,352	13,797,833

Security	Shares	Value
Editas Medicine Inc.[a,b]	634,825	$15,242,148
Enanta Pharmaceuticals Inc.[a,b]	291,154	13,626,007
Epizyme Inc.[a,b]	891,650	16,985,932
Esperion Therapeutics Inc.[a,b]	391,836	19,638,820
Exelixis Inc.[a]	4,482,174	108,603,076
FibroGen Inc.[a,b]	1,239,658	66,693,600
Five Prime Therapeutics Inc.[a,b]	440,760	18,031,492
Flexion Therapeutics Inc.[a,b]	486,585	11,765,625
Foundation Medicine Inc.[a,b]	549,328	22,082,986
Genomic Health Inc.[a,b]	528,367	16,955,297
Geron Corp.[a,b]	2,428,098	5,293,254
Gilead Sciences Inc.	9,944,645	805,715,138
Global Blood Therapeutics Inc.[a,b]	667,440	20,724,012
Grifols SA ADR	2,181,216	47,746,818
Halozyme Therapeutics Inc.[a,b]	2,164,257	37,593,144
Immunomedics Inc.[a,b]	1,697,059	23,724,885
Incyte Corp.[a]	3,028,142	353,505,297
Inovio Pharmaceuticals Inc.[a,b]	1,375,991	8,723,783
Insmed Inc.[a]	951,310	29,690,385
Insys Therapeutics Inc.[a,b]	1,108,664	9,844,936
Intellia Therapeutics Inc.[a,b]	550,756	13,686,287
Intercept Pharmaceuticals Inc.[a,b]	382,770	22,215,971
Ionis Pharmaceuticals Inc.[a,b]	1,896,460	96,150,522
Iovance Biotherapeutics Inc.[a,b]	955,998	7,408,984
Ironwood Pharmaceuticals Inc.[a,b]	2,059,830	32,483,519
Juno Therapeutics Inc.[a,b]	1,621,406	72,736,273
Karyopharm Therapeutics Inc.[a,b]	718,892	7,893,434
Kite Pharma Inc.[a]	872,020	156,797,916
Lexicon Pharmaceuticals Inc.[a,b]	1,610,149	19,788,731
Ligand Pharmaceuticals Inc.[a,b]	321,092	43,716,676
Loxo Oncology Inc.[a,b]	455,271	41,939,565
MacroGenics Inc.[a,b]	561,145	10,369,960
MediciNova Inc.[a,b]	534,804	3,406,701
Merrimack Pharmaceuticals Inc.	202,525	2,944,714
Minerva Neurosciences Inc.[a,b]	648,270	4,926,852
Momenta Pharmaceuticals Inc.[a,b]	1,162,520	21,506,620
Myriad Genetics Inc.[a,b]	1,043,722	37,761,862
NantKwest Inc.[a,b]	1,204,727	6,601,904
Neurocrine Biosciences Inc.[a,b]	1,345,420	82,447,338
NewLink Genetics Corp.[a,b]	448,676	4,567,522
Novavax Inc.[a,b]	4,486,096	5,114,149
OncoMed Pharmaceuticals Inc.[a,b]	573,882	2,593,947
Ophthotech Corp.[a,b]	552,286	1,557,447
OPKO Health Inc.[a,b]	8,531,237	58,524,286
Organovo Holdings Inc.[a,b]	1,618,414	3,592,879

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2017

Security	Shares	Value
Otonomy Inc.[a,b]	443,674	$1,441,941
PDL BioPharma Inc.[a]	2,360,605	8,002,451
Portola Pharmaceuticals Inc.[a,b]	879,361	47,511,875
Progenics Pharmaceuticals Inc.[a,b]	1,071,643	7,887,292
Prothena Corp. PLC[a,b]	583,694	37,805,860
PTC Therapeutics Inc.[a,b]	631,221	12,630,732
Radius Health Inc.[a,b]	663,451	25,576,036
Regeneron Pharmaceuticals Inc.[a,b]	1,526,756	682,643,143
REGENXBIO Inc.[a,b]	471,155	15,524,557
Repligen Corp.[a,b]	569,623	21,827,953
Retrophin Inc.[a,b]	585,392	14,570,407
Rigel Pharmaceuticals Inc.[a,b]	1,897,017	4,818,423
Sage Therapeutics Inc.[a,b]	570,992	35,572,802
Sangamo Therapeutics Inc.[a,b]	1,275,097	19,126,455
Sarepta Therapeutics Inc.[a,b]	981,052	44,500,519
Seattle Genetics Inc.[a,b]	2,181,251	118,681,867
Seres Therapeutics Inc.[a,b]	617,835	9,910,073
Shire PLC ADR	1,111,733	170,250,792
Spark Therapeutics Inc.[a,b]	556,867	49,650,262
Spectrum Pharmaceuticals Inc.[a,b]	1,288,606	18,130,686
Synergy Pharmaceuticals Inc.[a,b]	3,430,699	9,949,027
TESARO Inc.[a,b]	826,275	106,672,102
Trevena Inc.[a,b]	910,352	2,321,398
Ultragenyx Pharmaceutical Inc.[a,b]	647,523	34,487,075
United Therapeutics Corp.[a,b]	662,575	77,647,164
Vanda Pharmaceuticals Inc.[a]	684,098	12,245,354
Versartis Inc.[a,b]	543,363	1,331,239
Vertex Pharmaceuticals Inc.[a]	2,592,738	394,199,886
XBiotech Inc.[a,b]	540,182	2,360,595
Xencor Inc.[a,b]	715,654	16,402,790

		8,702,739,688
HEALTH CARE EQUIPMENT & SUPPLIES — 0.30%
Cerus Corp.[a]	1,664,301	4,543,542
Novocure Ltd.[a,b]	1,357,308	26,942,564

		31,486,106
HEALTH CARE TECHNOLOGY — 0.07%
NantHealth Inc.[a,b]	1,860,021	7,663,287

		7,663,287
LIFE SCIENCES TOOLS & SERVICES — 7.41%
Bio-Techne Corp.	569,341	68,827,634
Compugen Ltd.[a,b]	780,545	2,966,071
Illumina Inc.[a,b]	2,035,370	405,445,704
INC Research Holdings Inc. Class Aa,b	1,579,061	82,584,890
Luminex Corp.[b]	672,104	13,663,874

Security	Shares	Value
NanoString Technologies Inc.[a,b]	384,383	$6,211,629
Pacific Biosciences of California Inc.[a,b]	1,762,831	9,254,863
PRA Health Sciences Inc.[a,b]	955,460	72,777,388
QIAGEN NV	3,480,679	109,641,389

		771,373,442
PHARMACEUTICALS — 8.55%
Aerie Pharmaceuticals Inc.[a,b]	554,178	26,933,051
Amphastar Pharmaceuticals Inc.[a,b]	704,504	12,589,486
ANI Pharmaceuticals Inc.[a,b]	177,477	9,315,768
Aralez Pharmaceuticals Inc.[a,b]	996,056	2,280,968
Aratana Therapeutics Inc.[a,b]	655,789	4,019,987
Avadel Pharmaceuticals PLC ADR[a]	582,554	6,116,817
Cempra Inc.[a,b]	803,434	2,611,160
Clearside Biomedical Inc.[a,b]	386,387	3,377,022
Collegium Pharmaceutical Inc.[a,b]	450,916	4,730,109
Depomed Inc.[a,b]	960,588	5,561,804
Dermira Inc.[a,b]	634,274	17,125,398
Endo International PLC[a,b]	3,405,313	29,166,506
Foamix Pharmaceuticals Ltd.[a,b]	570,780	3,167,829
GW Pharmaceuticals PLC ADR[a,b]	358,097	36,343,264
Horizon Pharma PLC[a,b]	2,491,213	31,588,581
Impax Laboratories Inc.[a,b]	1,133,282	23,005,625
Innoviva Inc.[a]	1,667,813	23,549,519
Intra-Cellular Therapies Inc.[a,b]	662,237	10,450,100
Jazz Pharmaceuticals PLC[a,b]	916,023	133,968,364
Medicines Co. (The)[a,b]	1,107,769	41,031,764
Mylan NVa,b	8,178,578	256,561,992
Nektar Therapeutics[a,b]	2,384,065	57,217,560
Omeros Corp.[a,b]	729,564	15,773,174
Pacira Pharmaceuticals Inc./DEa,b	615,225	23,101,699
Paratek Pharmaceuticals Inc.[a,b]	423,353	10,626,160
Revance Therapeutics Inc.[a,b]	469,987	12,948,142
Sucampo Pharmaceuticals Inc. Class Aa,b	709,960	8,377,528
Supernus Pharmaceuticals Inc.[a,b]	773,176	30,927,040
Teligent Inc.[a,b]	814,260	5,463,685
Theravance Biopharma Inc.[a,b]	820,931	28,108,677
Zogenix Inc.[a,b]	378,837	13,278,237

		889,317,016

TOTAL COMMON STOCKS
(Cost: $11,116,815,282)		10,402,579,539

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 13.33%

MONEY MARKET FUNDS — 13.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	1,378,049,589	$1,378,463,003
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	8,495,738	8,495,738

		1,386,958,741

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,386,669,553)		1,386,958,741

TOTAL INVESTMENTS IN SECURITIES — 113.27% (Cost: $12,503,484,835)[f]		11,789,538,280
Other Assets, Less Liabilities — (13.27)%		(1,380,858,215)

NET ASSETS — 100.00%		$10,408,680,065

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $12,690,878,898. Net unrealized depreciation was $901,340,618, of which $685,329,884 represented gross unrealized appreciation on investments and $1,586,670,502 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,365,804,755	12,244,834	[b]	—	1,378,049,589	$1,378,463,003	$(20,230)	$(118,905)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	8,951,408	—		(455,670)[b]	8,495,738	8,495,738	—	—	18,223

						$1,386,958,741	$(20,230)	$(118,905)	$18,223

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

September 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$10,402,579,539	$—	$—	$10,402,579,539
Money market funds	1,386,958,741	—	—	1,386,958,741

Total	$11,789,538,280	$—	$—	$11,789,538,280

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

CONSTRUCTION MATERIALS — 2.16%
Eagle Materials Inc.	27,527	$2,937,131
Martin Marietta Materials Inc.	35,668	7,355,812
Summit Materials Inc. Class Aa	60,926	1,951,460
Vulcan Materials Co.	75,080	8,979,568

		21,223,971
CONTAINERS & PACKAGING — 7.07%
AptarGroup Inc.	35,602	3,072,809
Avery Dennison Corp.	50,169	4,933,619
Ball Corp.	199,674	8,246,536
Bemis Co. Inc.	51,541	2,348,723
Berry Global Group Inc.[a]	74,016	4,193,006
Crown Holdings Inc.[a]	76,630	4,576,344
Graphic Packaging Holding Co.	175,902	2,453,833
Greif Inc. Class A NVS	14,592	854,216
International Paper Co.	234,361	13,316,392
Owens-Illinois Inc.[a]	92,449	2,326,017
Packaging Corp. of America	53,554	6,141,573
Sealed Air Corp.	107,862	4,607,865
Silgan Holdings Inc.	41,953	1,234,677
Sonoco Products Co.	56,418	2,846,288
WestRock Co.	144,172	8,178,877

		69,330,775
ENERGY EQUIPMENT & SERVICES — 12.79%
Baker Hughes a GE Co.	242,952	8,896,902
Core Laboratories NVb	25,037	2,471,152
Diamond Offshore Drilling Inc.[a,b]	36,689	531,991
Dril-Quip Inc.[a]	21,477	948,210
Ensco PLC Class A	172,136	1,027,652
Forum Energy Technologies Inc.[a,b]	41,658	662,362
Frank’s International NVb	35,703	275,627
Halliburton Co.	492,605	22,674,608
Helmerich & Payne Inc.	61,632	3,211,644
Nabors Industries Ltd.	162,221	1,309,123
National Oilwell Varco Inc.	215,713	7,707,425
Oceaneering International Inc.	55,779	1,465,314
Oil States International Inc.[a,b]	28,865	731,728
Patterson-UTI Energy Inc.	121,099	2,535,813
Rowan Companies PLC Class Aa	64,198	824,944
RPC Inc.[b]	34,426	853,421
Schlumberger Ltd.	788,672	55,017,759
Superior Energy Services Inc.[a,b]	86,748	926,469
TechnipFMC PLC[a]	249,285	6,960,037

Security	Shares	Value
Transocean Ltd.[a]	222,036	$2,389,107
U.S. Silica Holdings Inc.	46,097	1,432,234
Weatherford International PLC[a,b]	559,516	2,562,583

		125,416,105
METALS & MINING — 8.51%
Agnico Eagle Mines Ltd.[b]	131,522	5,946,110
Alcoa Corp.	97,308	4,536,499
B2Gold Corp.[a,b]	553,621	1,550,139
Barrick Gold Corp.[b]	661,698	10,646,721
Compass Minerals International Inc.	19,198	1,245,950
Eldorado Gold Corp.[b]	448,775	987,305
Franco-Nevada Corp.	103,276	8,001,825
Freeport-McMoRan Inc.[a]	763,731	10,722,783
Goldcorp Inc.[b]	492,070	6,377,227
Kinross Gold Corp.[a]	707,733	3,000,788
New Gold Inc.[a]	326,988	1,213,125
Newmont Mining Corp.	302,665	11,352,964
Pan American Silver Corp.[b]	86,931	1,482,174
Royal Gold Inc.	37,087	3,190,965
Tahoe Resources Inc.	177,386	934,824
Teck Resources Ltd. Class Bb	287,917	6,072,170
Wheaton Precious Metals Corp.[b]	250,766	4,787,123
Yamana Gold Inc.	538,159	1,426,121

		83,474,813
OIL, GAS & CONSUMABLE FUELS — 68.72%
Anadarko Petroleum Corp.	318,051	15,536,791
Andeavor	81,934	8,451,492
Antero Resources Corp.[a,b]	121,762	2,423,064
Apache Corp.	216,220	9,902,876
Cabot Oil & Gas Corp.	262,512	7,022,196
Callon Petroleum Co.[a,b]	114,112	1,282,619
Cameco Corp.	224,653	2,172,395
Canadian Natural Resources Ltd.	613,756	20,554,688
Carrizo Oil & Gas Inc.[a,b]	44,284	758,585
Cenovus Energy Inc.	578,853	5,800,107
Centennial Resource Development Inc./DE Class Aa,b	75,757	1,361,353
Cheniere Energy Inc.[a]	114,743	5,168,025
Chesapeake Energy Corp.[a,b]	515,422	2,216,315
Chevron Corp.	626,330	73,593,775
Cimarex Energy Co.[b]	54,080	6,147,274
Concho Resources Inc.[a]	84,410	11,118,485
ConocoPhillips	690,745	34,571,787

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

September 30, 2017

Security	Shares	Value
CONSOL Energy Inc.[a,b]	117,519	$1,990,772
Continental Resources Inc./OKa,b	48,981	1,891,156
Crescent Point Energy Corp.	309,323	2,490,050
CVR Energy Inc.	9,077	235,094
Devon Energy Corp.	298,389	10,953,860
Diamondback Energy Inc.[a,b]	55,697	5,456,078
Enbridge Inc. New	934,216	39,087,597
Encana Corp.[b]	552,348	6,506,659
Energen Corp.[a]	55,170	3,016,696
EOG Resources Inc.	327,761	31,707,599
EQT Corp.[b]	98,375	6,417,985
Extraction Oil & Gas Inc.[a]	69,993	1,077,192
Exxon Mobil Corp.	886,040	72,637,559
Gulfport Energy Corp.[a]	93,400	1,339,356
Hess Corp.	153,383	7,192,129
HollyFrontier Corp.	100,625	3,619,481
Kinder Morgan Inc./DE	1,089,742	20,901,252
Kosmos Energy Ltd.[a,b]	130,761	1,040,858
Laredo Petroleum Inc.[a,b]	75,605	977,573
Marathon Oil Corp.	482,459	6,542,144
Marathon Petroleum Corp.	287,352	16,114,700
Matador Resources Co.[a,b]	50,612	1,374,116
Murphy Oil Corp.	92,076	2,445,539
Newfield Exploration Co.[a,b]	113,064	3,354,609
Noble Energy Inc.	276,165	7,832,039
Oasis Petroleum Inc.[a]	134,768	1,229,084
Occidental Petroleum Corp.	433,979	27,865,792
ONEOK Inc.	215,632	11,948,169
Parsley Energy Inc. Class Aa	132,132	3,480,357
PBF Energy Inc. Class A	62,260	1,718,999
PDC Energy Inc.[a,b]	37,394	1,833,428
Pembina Pipeline Corp.	228,680	8,026,668
Phillips 66	243,881	22,341,938
Pioneer Natural Resources Co.	96,546	14,244,397
QEP Resources Inc.[a]	136,511	1,169,899
Range Resources Corp.[b]	128,165	2,508,189
Rice Energy Inc.[a,b]	102,442	2,964,671
RSP Permian Inc.[a,b]	71,115	2,459,868
SemGroup Corp. Class A	37,460	1,076,975
SM Energy Co.	58,003	1,028,973
Southwestern Energy Co.[a,b]	289,006	1,765,827
Suncor Energy Inc.	941,731	32,988,837
Targa Resources Corp.	122,305	5,785,026
TransCanada Corp.	494,367	24,436,561
Valero Energy Corp.	250,690	19,285,582

Security	Shares	Value
Vermilion Energy Inc.	68,515	$2,437,764
Whiting Petroleum Corp.[a,b]	205,629	1,122,734
Williams Companies Inc. (The)	469,210	14,080,992
World Fuel Services Corp.	38,876	1,318,285
WPX Energy Inc.[a,b]	225,823	2,596,965

		673,999,900

PAPER & FOREST PRODUCTS — 0.59%
Domtar Corp.	35,526	1,541,473
KapStone Paper and Packaging Corp.	49,493	1,063,605
Louisiana-Pacific Corp.[a]	82,187	2,225,624
Norbord Inc.	24,886	948,654

		5,779,356

TOTAL COMMON STOCKS (Cost: $1,252,514,034)		979,224,920

SHORT-TERM INVESTMENTS — 6.15%

MONEY MARKET FUNDS — 6.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	59,691,063	59,708,970
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	626,988	626,988

		60,335,958

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,331,469)		60,335,958

TOTAL INVESTMENTS IN SECURITIES — 105.99% (Cost: $1,312,845,503)[f]		1,039,560,878
Other Assets, Less Liabilities — (5.99)%		(58,743,238)

NET ASSETS — 100.00%		$980,817,640

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,349,112,841. Net unrealized depreciation was $309,551,963, of which $51,389,936 represented gross unrealized appreciation on investments and $360,941,899 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	26,820,607	32,870,456	[b]	—	59,691,063	$59,708,970	$(6,156)	$(2,708)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	501,098	125,890	[b]	—	626,988	626,988	—	—	3,090

						$60,335,958	$(6,156)	$(2,708)	$3,090

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$979,224,920	$—	$—	$979,224,920
Money market funds	60,335,958	—	—	60,335,958

Total	$1,039,560,878	$—	$—	$1,039,560,878

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.95%

COMMUNICATIONS EQUIPMENT — 4.84%
Acacia Communications Inc.[a,b]	3,938	$185,480
ADTRAN Inc.	9,759	234,216
Arista Networks Inc.[a,b]	9,511	1,803,381
ARRIS International PLC[a]	36,168	1,030,426
Brocade Communications Systems Inc.	84,708	1,012,261
Ciena Corp.[a,b]	28,730	631,198
Cisco Systems Inc.	1,022,602	34,390,105
CommScope Holding Co. Inc.[a]	39,520	1,312,459
EchoStar Corp. Class Aa	9,878	565,318
F5 Networks Inc.[a]	13,020	1,569,691
Finisar Corp.[a,b]	23,124	512,659
Harris Corp.	24,448	3,219,313
Infinera Corp.[a,b]	29,987	265,985
InterDigital Inc./PA	7,015	517,356
Juniper Networks Inc.	77,926	2,168,681
Lumentum Holdings Inc.[a]	12,597	684,647
Motorola Solutions Inc.	33,328	2,828,547
NETGEAR Inc.[a]	6,428	305,973
NetScout Systems Inc.[a]	18,347	593,525
Oclaro Inc.[a,b]	34,559	298,244
Palo Alto Networks Inc.[a]	18,815	2,711,241
Plantronics Inc.	6,910	305,560
Ubiquiti Networks Inc.[a,b]	4,770	267,215
ViaSat Inc.[a,b]	10,980	706,234
Viavi Solutions Inc.[a]	46,832	443,031

		58,562,746
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.75%
Amphenol Corp. Class A	62,442	5,285,091
Anixter International Inc.[a]	5,886	500,310
Arrow Electronics Inc.[a]	18,085	1,454,215
Avnet Inc.	25,216	990,989
AVX Corp.	9,070	165,346
Belden Inc.[b]	8,607	693,122
Benchmark Electronics Inc.[a]	10,293	351,506
CDW Corp./DE	31,730	2,094,180
Celestica Inc.[a]	25,748	318,760
Cognex Corp.	17,739	1,956,257
Coherent Inc.[a]	5,035	1,184,081
Corning Inc.	184,664	5,525,147
Dolby Laboratories Inc. Class A	11,835	680,749
Fabrinet[a,b]	7,729	286,437

Security	Shares	Value
Fitbit Inc. Class Aa,b	34,203	$238,053
FLIR Systems Inc.	27,948	1,087,457
II-VI Inc.[a,b]	11,300	464,995
Insight Enterprises Inc.[a]	7,388	339,257
IPG Photonics Corp.[a]	7,692	1,423,481
Itron Inc.[a]	6,992	541,530
Jabil Inc.	36,726	1,048,527
Keysight Technologies Inc.[a]	37,857	1,577,123
Knowles Corp.[a]	18,643	284,679
Littelfuse Inc.	4,626	906,141
Methode Electronics Inc.	7,465	316,143
National Instruments Corp.	21,966	926,306
OSI Systems Inc.[a]	3,585	327,561
Plexus Corp.[a]	6,867	385,101
Rogers Corp.[a]	3,745	499,134
Sanmina Corp.[a]	15,283	567,763
SYNNEX Corp.	5,936	750,963
TE Connectivity Ltd.	72,263	6,002,165
Tech Data Corp.[a,b]	7,110	631,723
Trimble Inc.[a]	51,871	2,035,937
TTM Technologies Inc.[a]	18,775	288,572
Universal Display Corp.[b]	8,576	1,105,018
VeriFone Systems Inc.[a]	22,817	462,729
Vishay Intertechnology Inc.	27,359	514,349
Zebra Technologies Corp. Class Aa	10,900	1,183,522

		45,394,419
INTERNET & DIRECT MARKETING RETAIL — 10.15%
Amazon.com Inc.[a]	81,545	78,393,286
Expedia Inc.	24,952	3,591,591
Groupon Inc.[a,b]	80,257	417,336
HSN Inc.	6,423	250,818
Liberty Expedia Holdings Inc. Class Aa,b	11,131	591,168
Liberty Interactive Corp. QVC Group Series Aa	86,458	2,037,815
Liberty TripAdvisor Holdings Inc. Class Aa	15,132	186,880
Liberty Ventures Series Aa	16,599	955,273
Netflix Inc.[a]	88,301	16,013,386
Nutrisystem Inc.	6,174	345,127
Priceline Group Inc. (The)[a]	10,033	18,368,617
Shutterfly Inc.[a,b]	6,911	335,045
TripAdvisor Inc.[a]	22,194	899,523
Wayfair Inc. Class Aa	8,306	559,824

		122,945,689

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2017

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 17.84%
2U Inc.[a,b]	9,820	$550,313
Akamai Technologies Inc.[a]	35,124	1,711,241
Alarm.com Holdings Inc.[a]	5,073	229,198
Alphabet Inc. Class Aa	53,565	52,157,312
Alphabet Inc. Class Ca	54,250	52,031,717
Bankrate Inc.[a]	10,031	139,932
Box Inc. Class Aa	21,643	418,143
Cars.com Inc.[a,b]	14,784	393,402
Cornerstone OnDemand Inc.[a]	10,703	434,649
CoStar Group Inc.[a]	6,710	1,799,957
Coupa Software Inc.[a]	5,320	165,718
eBay Inc.[a]	203,576	7,829,533
Endurance International Group Holdings Inc.[a]	14,361	117,760
Envestnet Inc.[a,b]	8,895	453,645
Etsy Inc.[a]	22,050	372,204
Facebook Inc. Class Aa	484,776	82,833,675
GoDaddy Inc. Class Aa,b	16,071	699,249
Gogo Inc.[a,b]	12,001	141,732
GrubHub Inc.[a,b]	17,585	926,026
IAC/InterActiveCorp[a]	15,120	1,777,810
j2 Global Inc.	9,959	735,771
LogMeIn Inc.	10,772	1,185,459
New Relic Inc.[a,b]	8,601	428,330
NIC Inc.	13,057	223,928
Pandora Media Inc.[a,b]	49,657	382,359
Q2 Holdings Inc.[a,b]	6,767	281,846
Shutterstock Inc.[a]	3,801	126,535
Stamps.com Inc.[a]	3,207	649,899
TrueCar Inc.[a,b]	15,742	248,566
Twilio Inc. Class Aa	12,990	387,752
Twitter Inc.[a,b]	131,539	2,219,063
VeriSign Inc.[a,b]	17,608	1,873,315
Web.com Group Inc.[a,b]	10,629	265,725
Yelp Inc.[a]	15,421	667,729
Zillow Group Inc. Class Aa	9,612	385,922
Zillow Group Inc. Class Ca,b	21,506	864,756

		216,110,171
IT SERVICES — 16.96%
Accenture PLC Class A	126,390	17,071,497
Acxiom Corp.[a,b]	16,078	396,162
Alliance Data Systems Corp.	9,890	2,191,130
Automatic Data Processing Inc.	90,883	9,935,330
Black Knight Financial Services Inc. Class Aa,b	5,643	242,931

Security	Shares	Value
Blackhawk Network Holdings Inc.[a]	11,633	$509,525
Booz Allen Hamilton Holding Corp.	30,277	1,132,057
Broadridge Financial Solutions Inc.	23,866	1,928,850
CACI International Inc. Class Aa	4,988	695,078
Cardtronics PLC Class Aa	9,366	215,512
CGI Group Inc. Class Aa	53,867	2,794,081
Cognizant Technology Solutions Corp. Class A	120,793	8,762,324
Conduent Inc.[a]	40,316	631,752
Convergys Corp.	18,845	487,897
CoreLogic Inc./U.S.[a]	17,225	796,140
CSG Systems International Inc.	6,744	270,434
CSRA Inc.	33,496	1,080,916
DST Systems Inc.	12,398	680,402
DXC Technology Co.	58,184	4,996,842
EPAM Systems Inc.[a,b]	10,211	897,853
Euronet Worldwide Inc.[a]	10,710	1,015,201
EVERTEC Inc.	12,159	192,720
ExlService Holdings Inc.[a]	6,977	406,899
Fidelity National Information Services Inc.	67,983	6,348,932
First Data Corp. Class Aa	87,616	1,580,593
Fiserv Inc.[a,b]	43,029	5,549,020
FleetCor Technologies Inc.[a]	18,904	2,925,772
Gartner Inc.[a,b]	18,563	2,309,423
Genpact Ltd.	25,296	727,260
Global Payments Inc.	31,244	2,969,117
International Business Machines Corp.	177,256	25,716,300
Jack Henry & Associates Inc.	15,867	1,630,969
Leidos Holdings Inc.	29,124	1,724,723
ManTech International Corp./VA Class A	5,380	237,527
Mastercard Inc. Class A	190,972	26,965,246
MAXIMUS Inc.	13,218	852,561
Paychex Inc.	65,340	3,917,786
PayPal Holdings Inc.[a]	231,158	14,801,047
Sabre Corp.	42,507	769,377
Science Applications International Corp.	8,885	593,962
Sykes Enterprises Inc.[a]	8,080	235,613
Syntel Inc.	8,059	158,359

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2017

Security	Shares	Value
TeleTech Holdings Inc.	2,837	$118,445
Teradata Corp.[a,b]	25,819	872,424
Total System Services Inc.	34,219	2,241,344
Travelport Worldwide Ltd.	25,640	402,548
Vantiv Inc. Class Aa,b	33,297	2,346,440
Visa Inc. Class A	374,140	39,374,494
Western Union Co. (The)	95,072	1,825,382
WEX Inc.[a,b]	8,175	917,399

		205,443,596
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.49%
Advanced Energy Industries Inc.[a]	8,186	661,101
Advanced Micro Devices Inc.[a,b]	164,896	2,102,424
Amkor Technology Inc.[a]	25,984	274,131
Analog Devices Inc.	75,194	6,479,467
Applied Materials Inc.	218,116	11,361,663
Broadcom Ltd.	83,156	20,168,656
Brooks Automation Inc.	14,389	436,850
Cabot Microelectronics Corp.	5,115	408,842
Cavium Inc.[a]	14,022	924,611
Cirrus Logic Inc.[a]	13,073	697,052
Cree Inc.[a,b]	20,212	569,776
Cypress Semiconductor Corp.	68,059	1,022,246
Diodes Inc.[a]	7,831	234,382
Entegris Inc.[a]	29,073	838,756
First Solar Inc.[a]	16,688	765,645
Inphi Corp.[a,b]	8,664	343,874
Integrated Device Technology Inc.[a]	27,361	727,255
Intel Corp.	961,032	36,596,099
KLA-Tencor Corp.	32,018	3,393,908
Kulicke & Soffa Industries Inc.[a]	14,665	316,324
Lam Research Corp.	33,196	6,142,588
MACOM Technology Solutions Holdings Inc.[a,b]	8,423	375,750
Marvell Technology Group Ltd.	89,429	1,600,779
Maxim Integrated Products Inc.	57,795	2,757,400
MaxLinear Inc.[a]	12,408	294,690
Microchip Technology Inc.	47,552	4,269,219
Micron Technology Inc.[a,b]	227,847	8,961,223
Microsemi Corp.[a]	23,609	1,215,391
MKS Instruments Inc.	11,044	1,043,106
Monolithic Power Systems Inc.	7,737	824,377
NVIDIA Corp.	122,711	21,937,046
ON Semiconductor Corp.[a]	86,200	1,592,114

Security	Shares	Value
Power Integrations Inc.	6,026	$441,103
Qorvo Inc.[a,b]	26,077	1,843,122
QUALCOMM Inc.	302,163	15,664,130
Rambus Inc.[a]	21,985	293,500
Semtech Corp.[a]	13,595	510,492
Silicon Laboratories Inc.[a]	8,749	699,045
Skyworks Solutions Inc.	37,532	3,824,511
SunPower Corp.[a,b]	12,257	89,354
Synaptics Inc.[a]	6,969	273,045
Teradyne Inc.	40,536	1,511,587
Texas Instruments Inc.	202,481	18,150,397
Veeco Instruments Inc.[a,b]	9,907	212,010
Versum Materials Inc.	22,265	864,327
Xilinx Inc.	50,766	3,595,756
Xperi Corp.	10,010	253,253

		187,562,377
SOFTWARE — 20.74%
ACI Worldwide Inc.[a]	24,117	549,385
Activision Blizzard Inc.	154,396	9,960,086
Adobe Systems Inc.[a]	100,910	15,053,754
ANSYS Inc.[a]	17,367	2,131,452
Aspen Technology Inc.[a]	14,978	940,768
Autodesk Inc.[a]	44,806	5,029,922
Barracuda Networks Inc.[a]	8,249	199,873
Blackbaud Inc.	9,779	858,596
CA Inc.	64,734	2,160,821
Cadence Design Systems Inc.[a]	57,413	2,266,091
Callidus Software Inc.[a]	13,400	330,310
CDK Global Inc.	26,988	1,702,673
Citrix Systems Inc.[a]	29,492	2,265,575
CommVault Systems Inc.[a]	8,708	529,446
Dell Technologies Inc. Class Va	41,468	3,201,744
Ebix Inc.	4,478	292,190
Electronic Arts Inc.[a]	63,141	7,454,426
Ellie Mae Inc.[a]	7,039	578,113
Fair Isaac Corp.	6,276	881,778
FireEye Inc.[a,b]	35,460	594,664
Fortinet Inc.[a]	30,861	1,106,058
Gigamon Inc.[a]	7,667	323,164
Guidewire Software Inc.[a]	15,276	1,189,389
HubSpot Inc.[a,b]	7,055	592,973
Imperva Inc.[a]	6,443	279,626
Intuit Inc.	49,781	7,075,871
Manhattan Associates Inc.[a]	14,019	582,770
Microsoft Corp.	1,367,451	101,861,425

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2017

Security	Shares	Value
MicroStrategy Inc. Class Aa	1,909	$243,798
Nuance Communications Inc.[a]	54,404	855,231
Open Text Corp.	54,092	1,746,631
Oracle Corp.	617,599	29,860,912
Paycom Software Inc.[a,b]	10,010	750,350
Paylocity Holding Corp.[a]	5,514	269,193
Pegasystems Inc.	7,537	434,508
Progress Software Corp.	9,850	375,975
Proofpoint Inc.[a,b]	9,031	787,684
PTC Inc.[a]	23,649	1,330,966
Qualys Inc.[a]	6,458	334,524
RealPage Inc.[a]	12,024	479,758
Red Hat Inc.[a,b]	36,249	4,018,564
RingCentral Inc. Class Aa	12,874	537,490
salesforce.com Inc.[a]	139,638	13,044,982
ServiceNow Inc.[a,b]	34,704	4,078,761
Splunk Inc.[a]	28,352	1,883,423
SS&C Technologies Holdings Inc.	35,383	1,420,627
Symantec Corp.	125,705	4,124,381
Synopsys Inc.[a]	30,783	2,478,955
Tableau Software Inc. Class Aa,b	12,851	962,411
Take-Two Interactive Software Inc.[a]	21,828	2,231,476
TiVo Corp.	25,036	496,965
Tyler Technologies Inc.[a]	7,109	1,239,241
Ultimate Software Group Inc. (The)[a]	5,806	1,100,818
Verint Systems Inc.[a]	12,835	537,145
VMware Inc. Class Aa,b	14,829	1,619,179
Workday Inc. Class Aa	26,863	2,831,092
Zendesk Inc.[a]	20,592	599,433
Zynga Inc. Class Aa	157,561	595,581

		251,262,997
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.18%
3D Systems Corp.[a,b]	23,319	312,241
Apple Inc.	630,387	97,155,244
BlackBerry Ltd.[a,b]	98,593	1,102,270
Cray Inc.[a,b]	8,053	156,631
Diebold Nixdorf Inc.	15,347	350,679
Electronics For Imaging Inc.[a,b]	9,368	399,826
Hewlett Packard Enterprise Co.	333,580	4,906,962
HP Inc.	341,598	6,818,296
NCR Corp.[a]	24,715	927,307

Security	Shares	Value
NetApp Inc.	55,273	$2,418,747
Seagate Technology PLC	58,976	1,956,234
Super Micro Computer Inc.[a,b]	7,946	175,607
Western Digital Corp.	60,281	5,208,278
Xerox Corp.	43,717	1,455,339

		123,343,661

TOTAL COMMON STOCKS
(Cost: $881,624,749)		1,210,625,656

SHORT-TERM INVESTMENTS — 2.23%

MONEY MARKET FUNDS — 2.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	26,276,799	26,284,682
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	804,238	804,238

		27,088,920

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,084,235)		27,088,920

TOTAL INVESTMENTS IN SECURITIES — 102.18%
(Cost: $908,708,984)[f]		1,237,714,576
Other Assets, Less Liabilities — (2.18)%		(26,444,851)

NET ASSETS — 100.00%		$1,211,269,725

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $914,461,355. Net unrealized appreciation was $323,253,221, of which $353,492,332 represented gross unrealized appreciation on investments and $30,239,111 represented gross unrealized depreciation on investments.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	26,881,851	—		(605,052)[b]	26,276,799	$26,284,682	$(4,851)	$(1,618)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	758,444	45,794	[b]	—	804,238	804,238	—	—	5,186

						$27,088,920	$(4,851)	$(1,617)	$5,186

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,210,625,656	$—	$—	$1,210,625,656
Money market funds	27,088,920	—	—	27,088,920

Total	$1,237,714,576	$—	$—	$1,237,714,576

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

COMMUNICATIONS EQUIPMENT — 99.91%
ADTRAN Inc.	34,415	$825,960
Arista Networks Inc.[a,b]	16,305	3,091,591
ARRIS International PLC[a,b]	106,724	3,040,567
Brocade Communications Systems Inc.	229,076	2,737,458
Ciena Corp.[a,b]	102,011	2,241,182
Cisco Systems Inc.	168,394	5,663,090
CommScope Holding Co. Inc.[a]	85,773	2,848,521
EchoStar Corp. Class Aa	34,512	1,975,122
F5 Networks Inc.[a]	24,480	2,951,309
Finisar Corp.[a,b]	81,923	1,816,233
Harris Corp.	43,677	5,751,387
Infinera Corp.[a,b]	106,633	945,835
InterDigital Inc./PA	24,977	1,842,054
Juniper Networks Inc.	197,933	5,508,475
Lumentum Holdings Inc.[a,b]	44,236	2,404,227
Motorola Solutions Inc.	61,936	5,256,508
NETGEAR Inc.[a,b]	22,742	1,082,519
NetScout Systems Inc.[a]	64,428	2,084,246
Oclaro Inc.[a,b]	121,363	1,047,363
Palo Alto Networks Inc.[a,b]	37,225	5,364,122
Plantronics Inc.	24,182	1,069,328
Ubiquiti Networks Inc.[a,b]	16,750	938,335
ViaSat Inc.[a,b]	38,821	2,496,967
Viavi Solutions Inc.[a]	163,736	1,548,942

		64,531,341

TOTAL COMMON STOCKS
(Cost: $67,275,432)		64,531,341

Security	Shares	Value
SHORT-TERM INVESTMENTS — 20.70%

MONEY MARKET FUNDS — 20.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	13,329,596	$13,333,595
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	35,859	35,859

		13,369,454

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,368,497)		13,369,454

TOTAL INVESTMENTS IN SECURITIES — 120.61%
(Cost: $80,643,929)[f]		77,900,795
Other Assets, Less Liabilities — (20.61)%		(13,309,736)

NET ASSETS — 100.00%		$64,591,059

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $81,004,288. Net unrealized depreciation was $3,103,493, of which $2,689,467 represented gross unrealized appreciation on investments and $5,792,960 represented gross unrealized depreciation on investments.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	7,032,821	6,296,775	[b]	—	13,329,596	$13,333,595	$(2,838)	$(309)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	25,486	10,373	[b]	—	35,859	35,859	—	—	387

						$13,369,454	$(2,838)	$(309)	$387

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$64,531,341	$—	$—	$64,531,341
Money market funds	13,369,454	—	—	13,369,454

Total	$77,900,795	$—	$—	$77,900,795

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.99%

APPLICATION SOFTWARE — 51.76%
ACI Worldwide Inc.[a,b]	210,311	$4,790,885
Adobe Systems Inc.[a]	608,880	90,832,718
ANSYS Inc.[a,b]	150,920	18,522,412
Aspen Technology Inc.[a]	130,061	8,169,131
Autodesk Inc.[a]	390,311	43,816,313
Blackbaud Inc.[b]	85,627	7,518,051
Cadence Design Systems Inc.[a,b]	498,929	19,692,728
Callidus Software Inc.[a,b]	120,515	2,970,695
CDK Global Inc.	234,484	14,793,596
Citrix Systems Inc.[a]	256,295	19,688,582
Ebix Inc.[b]	39,142	2,554,015
Ellie Mae Inc.[a,b]	61,252	5,030,627
Fair Isaac Corp.	54,569	7,666,944
Guidewire Software Inc.[a,b]	132,377	10,306,873
HubSpot Inc.[a,b]	61,348	5,156,299
Intuit Inc.	355,431	50,520,962
Manhattan Associates Inc.[a]	122,802	5,104,879
MicroStrategy Inc. Class Aa	16,769	2,141,569
Nuance Communications Inc.[a]	473,049	7,436,330
Open Text Corp.[b]	469,995	15,176,139
Paycom Software Inc.[a,b]	87,035	6,524,144
Paylocity Holding Corp.[a]	47,947	2,340,772
Pegasystems Inc.	64,998	3,747,135
PTC Inc.[a,b]	205,771	11,580,792
RealPage Inc.[a,b]	104,554	4,171,705
RingCentral Inc. Class Aa,b	113,848	4,753,154
salesforce.com Inc.[a]	978,629	91,423,521
Splunk Inc.[a,b]	246,366	16,366,093
SS&C Technologies Holdings Inc.	307,147	12,331,952
Synopsys Inc.[a]	267,527	21,543,949
Tyler Technologies Inc.[a,b]	61,744	10,763,214
Ultimate Software Group Inc. (The)[a,b]	50,425	9,560,580
Verint Systems Inc.[a]	111,676	4,673,641
Workday Inc. Class Aa,b	233,454	24,603,717
Zendesk Inc.[a,b]	179,055	5,212,291

		571,486,408
HOME ENTERTAINMENT SOFTWARE — 14.28%
Activision Blizzard Inc.	1,292,065	83,351,113
Electronic Arts Inc.[a]	421,390	49,749,304
Take-Two Interactive Software Inc.[a,b]	189,684	19,391,395

Security	Shares	Value
Zynga Inc. Class Aa	1,383,777	$5,230,677

		157,722,489
SYSTEMS SOFTWARE — 33.95%
Barracuda Networks Inc.[a,b]	71,722	1,737,824
CA Inc.	562,583	18,779,020
CommVault Systems Inc.[a]	75,416	4,585,293
FireEye Inc.[a,b]	308,332	5,170,728
Fortinet Inc.[a]	269,019	9,641,641
Gigamon Inc.[a]	66,672	2,810,225
Imperva Inc.[a]	56,029	2,431,658
Microsoft Corp.	1,273,377	94,853,853
Oracle Corp.	1,829,941	88,477,647
Progress Software Corp.	86,035	3,283,956
Proofpoint Inc.[a,b]	79,149	6,903,376
Qualys Inc.[a,b]	56,156	2,908,881
Red Hat Inc.[a,b]	316,001	35,031,871
ServiceNow Inc.[a,b]	302,500	35,552,825
Symantec Corp.	1,094,298	35,903,917
Tableau Software Inc. Class Aa,b	111,600	8,357,724
TiVo Corp.	217,235	4,312,115
VMware Inc. Class Aa,b	128,838	14,067,821

		374,810,375

TOTAL COMMON STOCKS
(Cost: $1,075,684,548)		1,104,019,272

SHORT-TERM INVESTMENTS — 8.92%

MONEY MARKET FUNDS — 8.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	97,913,606	97,942,980
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	540,435	540,435

		98,483,415

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,476,513)		98,483,415

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 108.91%
(Cost: $1,174,161,061)[f]	$1,202,502,687
Other Assets, Less Liabilities — (8.91)%	(98,332,684)

NET ASSETS — 100.00%	$1,104,170,003

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,175,477,126. Net unrealized appreciation was $27,025,561, of which $47,320,764 represented gross unrealized appreciation on investments and $20,295,203 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	46,579,078	51,334,528	[b]	—	97,913,606	$97,942,980	$(6,935)	$(1,484)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	442,614	97,821	[b]	—	540,435	540,435	—	—	1,863

						$98,483,415	$(6,935)	$(1,484)	$1,863

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,104,019,272	$—	$—	$1,104,019,272
Money market funds	98,483,415	—	—	98,483,415

Total	$1,202,502,687	$—	$—	$1,202,502,687

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

SEMICONDUCTOR EQUIPMENT — 18.65%
Applied Materials Inc.	1,054,736	$54,941,198
ASML Holding NV NYS[a,b]	196,477	33,636,862
Entegris Inc.[c]	393,067	11,339,983
KLA-Tencor Corp.	434,779	46,086,574
Lam Research Corp.	286,719	53,054,484
MKS Instruments Inc.	150,459	14,210,853
Teradyne Inc.	548,412	20,450,283

		233,720,237
SEMICONDUCTORS — 81.28%
Advanced Micro Devices Inc.[b,c]	2,624,580	33,463,395
Analog Devices Inc.	568,779	49,011,686
Broadcom Ltd.	377,591	91,580,921
Cavium Inc.[b,c]	190,614	12,569,087
Cirrus Logic Inc.[c]	176,868	9,430,602
Cypress Semiconductor Corp.	921,693	13,843,829
Integrated Device Technology Inc.[b,c]	369,925	9,832,606
Intel Corp.	2,713,994	103,348,892
Marvell Technology Group Ltd.	1,374,412	24,601,975
Maxim Integrated Products Inc.	781,918	37,305,308
Microchip Technology Inc.	548,270	49,223,681
Micron Technology Inc.[c]	1,488,580	58,545,851
Microsemi Corp.[b,c]	320,687	16,508,967
Monolithic Power Systems Inc.	114,721	12,223,523
NVIDIA Corp.	561,734	100,421,187
ON Semiconductor Corp.[b,c]	1,168,623	21,584,467
Qorvo Inc.[b,c]	352,801	24,935,975
QUALCOMM Inc.	1,820,923	94,396,648
Silicon Laboratories Inc.[c]	117,947	9,423,965
Skyworks Solutions Inc.	451,687	46,026,905
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,287,258	48,336,538
Texas Instruments Inc.	1,149,235	103,017,425
Xilinx Inc.	689,149	48,812,424

		1,018,445,857

TOTAL COMMON STOCKS
(Cost: $1,170,785,366)		1,252,166,094

Security	Shares	Value
SHORT-TERM INVESTMENTS — 5.38%

MONEY MARKET FUNDS — 5.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	66,345,529	$66,365,433
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	1,040,231	1,040,231

		67,405,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,405,397)		67,405,664

TOTAL INVESTMENTS IN SECURITIES — 105.31%
(Cost: $1,238,190,763)[g]		1,319,571,758
Other Assets, Less Liabilities — (5.31)%		(66,554,186)

NET ASSETS — 100.00%		$1,253,017,572

ADR  —  American Depositary Receipts

NYS  —  New York Registered Shares

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,239,444,111. Net unrealized appreciation was $80,127,647, of which $105,122,594 represented gross unrealized appreciation on investments and $24,994,947 represented gross unrealized depreciation on investments.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	27,578,020	38,767,509	[b]	—	66,345,529	$66,365,433	$(10,551)	$(994)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	957,410	82,821	[b]	—	1,040,231	1,040,231	—	—	5,303

						$67,405,664	$(10,551)	$(994)	$5,303

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,252,166,094	$—	$—	$1,252,166,094
Money market funds	67,405,664	—	—	67,405,664

Total	$1,319,571,758	$—	$—	$1,319,571,758

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$11,116,815,282	$1,252,514,034	$881,624,749
Affiliated (Note 2)	1,386,669,553	60,331,469	27,084,235

Total cost of investments in securities	$12,503,484,835	$1,312,845,503	$908,708,984

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,402,579,539	$979,224,920	$1,210,625,656
Affiliated (Note 2)	1,386,958,741	60,335,958	27,088,920
Cash	—	75,968	—
Receivables:
Investment securities sold	79,531	33,524	—
Dividends and interest	1,059,568	1,223,569	309,617
Capital shares sold	1,353,729	29,970	—
Tax reclaims	11,572	—	—

Total Assets	11,792,042,680	1,040,923,909	1,238,024,193

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	1,378,153,903	59,706,380	26,281,487
Capital shares redeemed	1,433,260	—	—
Securities related to in-kind transactions (Note 4)	—	33,524	—
Investment advisory fees (Note 2)	3,775,452	366,365	472,981

Total Liabilities	1,383,362,615	60,106,269	26,754,468

NET ASSETS	$10,408,680,065	$980,817,640	$1,211,269,725

Net assets consist of:
Paid-in capital	$11,520,665,244	$1,650,142,270	$837,407,956
Distributions in excess of net investment income	(2,355,775)	(236,814)	(67,526)
Undistributed net realized gain (accumulated net realized loss)	(395,682,849)	(395,798,982)	44,923,703
Net unrealized appreciation (depreciation)	(713,946,555)	(273,288,834)	329,005,592

NET ASSETS	$10,408,680,065	$980,817,640	$1,211,269,725

Shares outstanding[b]	31,200,000	29,150,000	7,800,000

Net asset value per share	$333.61	$33.65	$155.29

[a]	Securities on loan with values of $1,352,153,127, $57,839,499 and $25,856,195, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$67,275,432	$1,075,684,548	$1,170,785,366
Affiliated (Note 2)	13,368,497	98,476,513	67,405,397

Total cost of investments in securities	$80,643,929	$1,174,161,061	$1,238,190,763

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$64,531,341	$1,104,019,272	$1,252,166,094
Affiliated (Note 2)	13,369,454	98,483,415	67,405,664
Receivables:
Dividends and interest	48,393	29,320	272,407
Capital shares sold	—	—	5,345

Total Assets	77,949,188	1,202,532,007	1,319,849,510

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	13,334,355	97,937,323	66,371,359
Capital shares redeemed	—	1,122	5,345
Investment advisory fees (Note 2)	23,774	423,559	455,234

Total Liabilities	13,358,129	98,362,004	66,831,938

NET ASSETS	$64,591,059	$1,104,170,003	$1,253,017,572

Net assets consist of:
Paid-in capital	$157,729,933	$969,151,769	$1,101,794,157
Undistributed (distributions in excess of) net investment income	(3,940)	(107,440)	3,089
Undistributed net realized gain (accumulated net realized loss)	(90,391,800)	106,784,048	69,839,331
Net unrealized appreciation (depreciation)	(2,743,134)	28,341,626	81,380,995

NET ASSETS	$64,591,059	$1,104,170,003	$1,253,017,572

Shares outstanding[b]	1,400,000	7,550,000	7,900,000

Net asset value per share	$46.14	$146.25	$158.61

[a]	Securities on loan with values of $13,084,873, $96,532,247 and $65,271,995, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$21,852,078	$15,318,306[b]	$6,781,330
Dividends — affiliated (Note 2)	18,223	3,090	5,186
Securities lending income — affiliated — net (Note 2)	6,084,499	65,491	70,744

Total investment income	27,954,800	15,386,887	6,857,260

EXPENSES
Investment advisory fees (Note 2)	20,838,173	2,257,152	2,841,542
Proxy fees	176,841	21,191	25,119

Total expenses	21,015,014	2,278,343	2,866,661

Net investment income	6,939,786	13,108,544	3,990,599

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(189,360,076)	(25,850,179)	2,637,131
Investments — affiliated (Note 2)	(20,230)	(6,156)	(4,851)
In-kind redemptions — unaffiliated	375,056,486	(2,143,413)	65,358,769
Foreign currency transactions	—	30,141	—

Net realized gain (loss)	185,676,180	(27,969,607)	67,991,049

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	957,143,581	7,572,778	69,097,940
Investments — affiliated (Note 2)	(118,905)	(2,708)	(1,617)

Net change in unrealized appreciation/depreciation	957,024,676	7,570,070	69,096,323

Net realized and unrealized gain (loss)	1,142,700,856	(20,399,537)	137,087,372

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,149,640,642	$(7,290,993)	$141,077,971

[a]	Net of foreign withholding tax of $59,321, $406,537 and $2,086, respectively.
[b]	Includes $4,203,325 related to a special distribution from Baker Hughes Inc.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$347,962	$2,610,481	$9,189,874
Dividends — affiliated (Note 2)	387	1,863	5,303
Securities lending income — affiliated — net (Note 2)	41,460	135,931	85,483

Total investment income	389,809	2,748,275	9,280,660

EXPENSES
Investment advisory fees (Note 2)	173,061	2,388,527	2,478,326
Proxy fees	1,751	19,620	20,115

Total expenses	174,812	2,408,147	2,498,441

Net investment income	214,997	340,128	6,782,219

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(360,773)	(4,659,543)	(3,585,223)
Investments — affiliated (Note 2)	(2,838)	(6,935)	(10,551)
In-kind redemptions — unaffiliated	2,058,952	144,223,331	123,135,403

Net realized gain	1,695,341	139,556,853	119,539,629

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(853,003)	(5,569,476)	39,308,462
Investments — affiliated (Note 2)	(309)	(1,484)	(994)

Net change in unrealized appreciation/depreciation	(853,312)	(5,570,960)	39,307,468

Net realized and unrealized gain	842,029	133,985,893	158,847,097

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,057,026	$134,326,021	$165,629,316

[a]	Net of foreign withholding tax of $ —, $18,036 and $319,993, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Nasdaq Biotechnology ETF		iShares North American Natural Resources ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,939,786	$16,635,672	$13,108,544	$18,376,578
Net realized gain (loss)	185,676,180	(66,530,645)	(27,969,607)	(93,579,338)
Net change in unrealized appreciation/depreciation	957,024,676	868,220,273	7,570,070	247,596,340

Net increase (decrease) in net assets resulting from operations	1,149,640,642	818,325,300	(7,290,993)	172,393,580

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,167,889)	(17,076,407)	(12,934,668)	(18,698,867)

Total distributions to shareholders	(9,167,889)	(17,076,407)	(12,934,668)	(18,698,867)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,584,949,154	11,566,920,582	42,375,730	80,280,443
Cost of shares redeemed	(3,660,058,679)	(10,411,884,847)	(75,927,048)	(233,477,703)

Net increase (decrease) in net assets from capital share transactions	924,890,475	1,155,035,735	(33,551,318)	(153,197,260)

INCREASE (DECREASE) IN NET ASSETS	2,065,363,228	1,956,284,628	(53,776,979)	497,453

NET ASSETS
Beginning of period	8,343,316,837	6,387,032,209	1,034,594,619	1,034,097,166

End of period	$10,408,680,065	$8,343,316,837	$980,817,640	$1,034,594,619

Distributions in excess of net investment income included in net assets at end of period	$(2,355,775)	$(127,672)	$(236,814)	$(410,690)

SHARES ISSUED AND REDEEMED
Shares sold	14,650,000	41,650,000	1,300,000	2,400,000
Shares redeemed	(11,900,000)	(37,700,000)	(2,350,000)	(7,000,000)

Net increase (decrease) in shares outstanding	2,750,000	3,950,000	(1,050,000)	(4,600,000)

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech ETF		iShares North American Tech-Multimedia Networking ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,990,599	$7,701,769	$214,997	$452,679
Net realized gain	67,991,049	105,246,020	1,695,341	9,807,691
Net change in unrealized appreciation/depreciation	69,096,323	105,234,438	(853,312)	5,368,560

Net increase in net assets resulting from operations	141,077,971	218,182,227	1,057,026	15,628,930

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,170,342)	(7,920,921)	(218,937)	(461,185)

Total distributions to shareholders	(4,170,342)	(7,920,921)	(218,937)	(461,185)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	81,541,756	299,186,961	20,622,128	454,478,549
Cost of shares redeemed	(128,112,850)	(251,499,319)	(34,286,376)	(445,249,500)

Net increase (decrease) in net assets from capital share transactions	(46,571,094)	47,687,642	(13,664,248)	9,229,049

INCREASE (DECREASE) IN NET ASSETS	90,336,535	257,948,948	(12,826,159)	24,396,794

NET ASSETS
Beginning of period	1,120,933,190	862,984,242	77,417,218	53,020,424

End of period	$1,211,269,725	$1,120,933,190	$64,591,059	$77,417,218

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(67,526)	$112,217	$(3,940)	$—

SHARES ISSUED AND REDEEMED
Shares sold	550,000	2,450,000	450,000	11,950,000
Shares redeemed	(850,000)	(2,150,000)	(750,000)	(11,700,000)

Net increase (decrease) in shares outstanding	(300,000)	300,000	(300,000)	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Software ETF		iShares PHLX Semiconductor ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$340,128	$1,452,796	$6,782,219	$6,834,578
Net realized gain	139,556,853	97,704,766	119,539,629	138,878,021
Net change in unrealized appreciation/depreciation	(5,570,960)	68,000,281	39,307,468	83,082,180

Net increase in net assets resulting from operations	134,326,021	167,157,843	165,629,316	228,794,779

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(665,988)	(1,234,973)	(6,779,130)	(7,316,814)

Total distributions to shareholders	(665,988)	(1,234,973)	(6,779,130)	(7,316,814)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,080,606,489	2,282,126,469	1,237,858,947	2,613,929,982
Cost of shares redeemed	(925,727,829)	(2,342,098,526)	(1,033,209,831)	(2,326,167,562)

Net increase (decrease) in net assets from capital share transactions	154,878,660	(59,972,057)	204,649,116	287,762,420

INCREASE IN NET ASSETS	288,538,693	105,950,813	363,499,302	509,240,385

NET ASSETS
Beginning of period	815,631,310	709,680,497	889,518,270	380,277,885

End of period	$1,104,170,003	$815,631,310	$1,253,017,572	$889,518,270

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(107,440)	$218,420	$3,089	$—

SHARES ISSUED AND REDEEMED
Shares sold	7,700,000	20,800,000	8,550,000	23,750,000
Shares redeemed	(6,600,000)	(21,400,000)	(7,150,000)	(21,400,000)

Net increase (decrease) in shares outstanding	1,100,000	(600,000)	1,400,000	2,350,000

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$293.26	$260.70	$343.72	$236.32	$159.94	$123.34

Income from investment operations:
Net investment income (loss)[a]	0.24	0.62	0.26	0.08 [b]	(0.09)	0.32
Net realized and unrealized gain (loss)[c]	40.41	32.58	(83.03)	107.77	76.54	36.91

Total from investment operations	40.65	33.20	(82.77)	107.85	76.45	37.23

Less distributions from:
Net investment income	(0.30)	(0.64)	(0.25)	(0.45)	(0.07)	(0.63)

Total distributions	(0.30)	(0.64)	(0.25)	(0.45)	(0.07)	(0.63)

Net asset value, end of period	$333.61	$293.26	$260.70	$343.72	$236.32	$159.94

Total return	13.86%[d]	12.75%	(24.09)%	45.69%	47.81%	30.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,408,680	$8,343,317	$6,387,032	$8,352,336	$5,045,510	$2,591,108
Ratio of expenses to average net assets[e]	0.47%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.16%	0.22%	0.08%	0.03%[b]	(0.05)%	0.24%
Portfolio turnover rate[f]	8%[d]	18%	24%	33%	39%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Theravance Inc. Excluding such special distribution, the net investment loss would have been $(0.07) per share and (0.02)% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$34.26	$29.72	$33.03	$48.06	$40.54	$36.56	$44.13

Income from investment operations:
Net investment income[b]	0.45 [c]	0.57	0.51	0.78	0.66	0.64	0.51
Net realized and unrealized gain (loss)[d]	(0.61)	4.55	(3.16)	(15.08)	7.52	4.02	(7.59)

Total from investment operations	(0.16)	5.12	(2.65)	(14.30)	8.18	4.66	(7.08)

Less distributions from:
Net investment income	(0.45)	(0.58)	(0.66)	(0.73)	(0.66)	(0.68)	(0.49)

Total distributions	(0.45)	(0.58)	(0.66)	(0.73)	(0.66)	(0.68)	(0.49)

Net asset value, end of period	$33.65	$34.26	$29.72	$33.03	$48.06	$40.54	$36.56

Total return	(0.44)%[e]	17.26%	(7.96)%[e]	(29.99)%	20.33%	12.84%	(16.04)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$980,818	$1,034,595	$1,034,097	$1,928,976	$2,422,183	$2,000,529	$1,692,521
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	2.74%[c]	1.67%	2.55%	1.96%	1.50%	1.62%	1.34%
Portfolio turnover rate[g]	4%[e]	12%	9%[e]	9%	7%	7%	8%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.30 per share and 1.86% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$138.39	$110.64	$107.65	$95.51	$77.54	$65.74	$61.97

Income from investment operations:
Net investment income[b]	0.49	1.00	0.74	0.88	0.79	0.74	0.40
Net realized and unrealized gain[c]	16.93	27.77	3.01	12.16	17.98	11.78	3.80

Total from investment operations	17.42	28.77	3.75	13.04	18.77	12.52	4.20

Less distributions from:
Net investment income	(0.52)	(1.02)	(0.76)	(0.90)	(0.80)	(0.72)	(0.43)

Total distributions	(0.52)	(1.02)	(0.76)	(0.90)	(0.80)	(0.72)	(0.43)

Net asset value, end of period	$155.29	$138.39	$110.64	$107.65	$95.51	$77.54	$65.74

Total return	12.60%[d]	26.13%	3.51%[d]	13.70%	24.29%	19.16%	6.80%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,211,270	$1,120,933	$862,984	$823,498	$716,340	$585,445	$479,902
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.66%	0.82%	1.05%	0.87%	0.90%	1.04%	0.64%
Portfolio turnover rate[f]	3%[d]	7%	6%[d]	6%	9%	9%	9%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$45.54	$36.57	$39.43	$34.11	$29.97	$24.52	$29.06

Income from investment operations:
Net investment income[b]	0.13	0.26	0.22	0.21	0.14	0.33	0.15
Net realized and unrealized gain (loss)[c]	0.62	8.97	(2.80)	5.34	4.13	5.81	(4.53)

Total from investment operations	0.75	9.23	(2.58)	5.55	4.27	6.14	(4.38)

Less distributions from:
Net investment income	(0.15)	(0.26)	(0.28)	(0.23)	(0.13)	(0.69)	(0.14)
Return of capital	—	—	—	—	—	—	(0.02)

Total distributions	(0.15)	(0.26)	(0.28)	(0.23)	(0.13)	(0.69)	(0.16)

Net asset value, end of period	$46.14	$45.54	$36.57	$39.43	$34.11	$29.97	$24.52

Total return	1.64%[d]	25.31%	(6.54)%[d]	16.31%	14.25%	25.16%	(15.12)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$64,591	$77,417	$53,020	$151,791	$324,033	$227,783	$197,422
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.59%	0.64%	0.92%	0.59%	0.44%	1.18%	0.54%
Portfolio turnover rate[f]	7%[d]	27%	26%[d]	23%	30%	25%	33%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Software ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$126.45	$100.66	$102.43	$84.80	$73.32	$59.36	$59.10

Income from investment operations:
Net investment income[b]	0.05	0.22	0.68 [c]	0.24	0.23	0.25	0.09
Net realized and unrealized gain (loss)[d]	19.84	25.75	(1.58)	17.63	11.59	13.88	0.27

Total from investment operations	19.89	25.97	(0.90)	17.87	11.82	14.13	0.36

Less distributions from:
Net investment income	(0.09)	(0.18)	(0.87)	(0.24)	(0.34)	(0.17)	(0.10)

Total distributions	(0.09)	(0.18)	(0.87)	(0.24)	(0.34)	(0.17)	(0.10)

Net asset value, end of period	$146.25	$126.45	$100.66	$102.43	$84.80	$73.32	$59.36

Total return	15.73%[e]	25.82%	(0.86)%[e]	21.10%	16.14%	23.84%	0.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,104,170	$815,631	$709,680	$1,080,639	$975,189	$729,551	$599,532
Ratio of expenses to average net assets[f]	0.47%	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.07%	0.19%	1.04%[c]	0.25%	0.29%	0.38%	0.16%
Portfolio turnover rate[g]	4%[e]	12%	9%[e]	15%	13%	15%	10%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Symantec Corp. Excluding such special distribution, the net investment income would have been $0.18 per share and 0.27% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$136.85	$91.63	$87.51	$82.62	$64.95	$52.19	$52.40

Income from investment operations:
Net investment income[b]	0.94	1.36	0.68	1.45 [c]	0.87	0.75	0.55
Net realized and unrealized gain (loss)[d]	21.68	45.26	4.36	4.96	17.78	12.76	(0.32)

Total from investment operations	22.62	46.62	5.04	6.41	18.65	13.51	0.23

Less distributions from:
Net investment income	(0.86)	(1.40)	(0.92)	(1.52)	(0.98)	(0.75)	(0.44)

Total distributions	(0.86)	(1.40)	(0.92)	(1.52)	(0.98)	(0.75)	(0.44)

Net asset value, end of period	$158.61	$136.85	$91.63	$87.51	$82.62	$64.95	$52.19

Total return	16.58%[e]	51.20%	5.84%[e]	7.65%	28.89%[f]	26.15%	0.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,253,018	$889,518	$380,278	$398,184	$483,318	$207,826	$208,750
Ratio of expenses to average net assets[g]	0.47%	0.48%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[g]	1.29%	1.22%	1.19%	1.59%[c]	1.16%	1.33%	1.06%
Portfolio turnover rate[h]	13%[e]	38%	30%[e]	21%	34%	16%	27%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 28.87%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Nasdaq Biotechnology	Non-diversified
North American Natural Resources	Non-diversified
North American Tech	Non-diversified
North American Tech-Multimedia Networking	Non-diversified
North American Tech-Software	Non-diversified
PHLX Semiconductor	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Nasdaq Biotechnology
Barclays Capital Inc.	$15,284,871	$15,284,871	$—
BNP Paribas New York Branch	8,990,589	8,879,361	(111,228)
BNP Paribas Prime Brokerage Inc.	1,312,025	1,312,025	—
BNP Paribas Prime Brokerage International Ltd.	8,379,377	8,379,377	—
Citigroup Global Markets Inc.	126,845,357	126,845,357	—
Credit Suisse Securities (USA) LLC	71,587,284	71,587,284	—
Deutsche Bank Securities Inc.	236,245,943	236,245,943	—
Goldman Sachs & Co.	196,179,636	196,179,636	—
HSBC Bank PLC	29,363,674	29,363,674	—
Jefferies LLC	4,064,263	4,064,263	—
JPMorgan Securities LLC	180,272,590	180,272,590	—
Merrill Lynch, Pierce, Fenner & Smith	94,932,132	93,209,221	(1,722,911)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	181,103,432	181,103,432	—
National Financial Services LLC	19,968,498	19,968,498	—
Nomura Securities International Inc.	1,366,884	1,366,884	—
Scotia Capital (USA) Inc.	14,274,231	14,274,231	—
SG Americas Securities LLC	1,293,834	1,293,834	—
State Street Bank & Trust Company	109,714,390	109,714,390	—
Timber Hill LLC	20,250	18,219	(2,031)
UBS AG	18,343,371	18,343,371	—
UBS Securities LLC	16,473,200	16,473,200	—
Wells Fargo Securities LLC	16,137,296	16,137,296	—

	$1,352,153,127	$1,350,316,957	$(1,836,170)

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
North American Natural Resources
Barclays Capital Inc.	$3,592,437	$3,592,437	$—
BNP Paribas New York Branch	3,649,518	3,649,518	—
BNP Paribas Prime Brokerage Inc.	1,980,225	1,980,225	—
Citigroup Global Markets Inc.	1,700,808	1,700,808	—
Credit Suisse Securities (USA) LLC	7,353,833	7,353,833	—
Deutsche Bank Securities Inc.	5,894,347	5,894,347	—
Goldman Sachs & Co.	4,309,470	4,309,470	—
HSBC Bank PLC	2,119,072	2,119,072	—
Jefferies LLC	753,291	753,291	—
JPMorgan Securities LLC	7,748,708	7,748,708	—
Merrill Lynch, Pierce, Fenner & Smith	4,805,907	4,805,907	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,155,415	3,155,415	—
Nomura Securities International Inc.	602,868	602,868	—
Scotia Capital (USA) Inc.	1,652,436	1,652,436	—
SG Americas Securities LLC	2,105,224	2,105,224	—
State Street Bank & Trust Company	4,069,140	4,069,140	—
UBS AG	32,011	32,011	—
UBS Securities LLC	2,266,389	2,266,389	—
Wells Fargo Securities LLC	48,400	48,400	—

	$57,839,499	$57,839,499	$—

North American Tech
Barclays Capital Inc.	$1,040,113	$1,040,113	$—
BNP Paribas New York Branch	1,104,799	1,104,799	—
BNP Paribas Prime Brokerage International Ltd.	199,803	199,803	—
Citigroup Global Markets Inc.	503,150	503,150	—
Credit Suisse Securities (USA) LLC	1,331,057	1,331,057	—
Deutsche Bank Securities Inc.	889,722	889,722	—
Goldman Sachs & Co.	3,522,241	3,522,241	—
HSBC Bank PLC	2,531,040	2,531,040	—
JPMorgan Securities LLC	3,770,454	3,770,454	—
Merrill Lynch, Pierce, Fenner & Smith	2,748,439	2,748,439	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,003,372	3,003,372	—
National Financial Services LLC	1,094,802	1,052,784	(42,018)
Nomura Securities International Inc.	78,129	78,129	—
Scotia Capital (USA) Inc.	29,131	29,131	—
SG Americas Securities LLC	7,105	6,833	(272)
State Street Bank & Trust Company	3,147,893	3,147,893	—
UBS Securities LLC	257,744	257,744	—
Wells Fargo Securities LLC	597,201	597,201	—

	$25,856,195	$25,813,905	$(42,290)

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
North American Tech-Multimedia Networking
Credit Suisse Securities (USA) LLC	$319,706	$319,706	$—
Deutsche Bank Securities Inc.	274,713	274,713	—
Goldman Sachs & Co.	2,027,873	2,027,873	—
JPMorgan Securities LLC	2,120,213	2,120,213	—
Merrill Lynch, Pierce, Fenner & Smith	965	965	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,638,217	2,638,217	—
Nomura Securities International Inc.	241,653	241,653	—
State Street Bank & Trust Company	5,163,011	5,163,011	—
UBS Securities LLC	298,522	298,522	—

	$13,084,873	$13,084,873	$—

North American Tech-Software
Citigroup Global Markets Inc.	$10,380,076	$10,380,076	$—
Credit Suisse Securities (USA) LLC	12,565,600	12,565,600	—
Deutsche Bank Securities Inc.	2,680,863	2,680,863	—
Goldman Sachs & Co.	15,427,657	15,427,657	—
HSBC Bank PLC	1,266,149	1,266,149	—
Jefferies LLC	3,285,394	3,285,394	—
JPMorgan Securities LLC	18,882,669	18,882,669	—
Merrill Lynch, Pierce, Fenner & Smith	16,667,631	16,667,631	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,896,435	6,896,435	—
Nomura Securities International Inc.	139,860	139,860	—
SG Americas Securities LLC	19,374	19,374	—
State Street Bank & Trust Company	7,797,238	7,797,238	—
UBS Securities LLC	160,076	160,076	—
Wells Fargo Securities LLC	363,225	356,708	(6,517)

	$96,532,247	$96,525,730	$(6,517)

PHLX Semiconductor
Barclays Capital Inc.	$3,580,226	$3,580,226	$—
BNP Paribas New York Branch	633,440	633,440	—
Citigroup Global Markets Inc.	6,434,670	6,434,670	—
Goldman Sachs & Co.	595,916	595,916	—
HSBC Bank PLC	80,278	80,278	—
JPMorgan Securities LLC	31,620,811	31,620,811	—
Merrill Lynch, Pierce, Fenner & Smith	2,470,160	2,470,160	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	480,573	480,573	—
National Financial Services LLC	517,992	517,992	—
Nomura Securities International Inc.	579,576	579,576	—
State Street Bank & Trust Company	6,375,901	6,375,901	—
UBS Securities LLC	2,110,452	2,110,452	—
Wells Fargo Securities LLC	9,792,000	9,792,000	—

	$65,271,995	$65,271,995	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.4800%	First $121 billion
0.4560[a]	Over $121 billion, up to and including $181 billion
0.4332[a]	Over $181 billion, up to and including $231 billion
0.4116[a]	Over $231 billion, up to and including $281 billion
0.3910[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares North American Natural Resources, iShares North American Tech, iShares North American Tech-Multimedia Networking, iShares North American Tech-Software and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Nasdaq Biotechnology	$2,647,746
North American Natural Resources	32,482
North American Tech	33,528
North American Tech-Multimedia Networking	19,075
North American Tech-Software	68,428
PHLX Semiconductor	44,980

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$20,026	$5,922,206
North American Natural Resources	2,017,175	12,420,804
North American Tech	4,377,927	3,158,568
North American Tech-Multimedia Networking	1,428,768	358,106
North American Tech-Software	3,907,091	21,504,236
PHLX Semiconductor	37,267,667	70,280,951

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$712,080,403	$711,119,810
North American Natural Resources	43,138,477	42,784,113
North American Tech	38,398,828	38,019,555
North American Tech-Multimedia Networking	6,183,584	5,223,561
North American Tech-Software	41,364,367	41,234,604
PHLX Semiconductor	140,304,642	139,889,639

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology	$4,571,345,262	$3,647,218,883
North American Natural Resources	42,086,995	75,478,269
North American Tech	81,282,420	127,540,439
North American Tech-Multimedia Networking	20,589,179	34,225,884
North American Tech-Software	1,079,919,117	925,199,377
PHLX Semiconductor	1,235,648,099	1,031,443,436

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to

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relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Nasdaq Biotechnology	$295,812,519	$79,449,573	$20,348,485	$395,610,577
North American Natural Resources	233,513,721	84,798,764	13,660,242	331,972,727
North American Tech	114,666	10,528,527	6,671,782	17,314,975
North American Tech-Multimedia Networking	62,180,873	14,891,975	14,653,934	91,726,782
North American Tech-Software	3,741,378	27,274,356	441,006	31,456,740
PHLX Semiconductor	32,087,672	4,103,013	12,256,265	48,446,950

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

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8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

The Board has authorized a three-for-one stock split for the iShares Nasdaq Biotechnology ETF, effective after the close of trading on November 30, 2017. The impact of the stock split will be to increase the number of shares outstanding by a factor of three, while decreasing the NAV per share by a factor of three, resulting in no effect on the net assets of the Fund.

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Board Review and Approval of Investment Advisory

Contract

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I. iShares Nasdaq Biotechnology ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

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low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.    The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

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disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares North American Natural Resources ETF, iShares North American Tech ETF, iShares North American Tech-Software ETF and iShares PHLX Semiconductor ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

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The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the

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Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates.    The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant

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to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares North American Tech-Multimedia Networking ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Peer Group for the Fund contained only three comparison funds identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.    The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-313-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares S&P 100 ETF | OEF | NYSE Arca
➢	iShares S&P 500 Growth ETF | IVW | NYSE Arca
➢	iShares S&P 500 Value ETF | IVE | NYSE Arca
➢	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
➢	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
➢	iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ
➢	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Fund Performance Overview

iSHARES® S&P 100 ETF

Performance as of September 30, 2017

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.42%, net of fees, while the total return for the Index was 7.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.44%	18.42%	18.65%	18.44%	18.42%	18.65%
5 Years	13.23%	13.24%	13.45%	86.12%	86.18%	87.95%
10 Years	6.83%	6.83%	7.02%	93.66%	93.60%	97.13%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.20	$1.04	$1,000.00	$1,024.10	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	26.60%
Health Care	14.67
Financials	14.57
Consumer Discretionary	12.22
Consumer Staples	10.07
Industrials	8.85
Energy	6.27
Telecommunication Services	3.25
Materials	1.57
Utilities	1.56
Real Estate	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Apple Inc.	5.85%
Microsoft Corp.	4.22
Facebook Inc. Class A	2.98
Amazon.com Inc.	2.82
Berkshire Hathaway Inc. Class B	2.59
Johnson & Johnson	2.56
Exxon Mobil Corp.	2.55
JPMorgan Chase & Co.	2.47
Alphabet Inc. Class A	2.13
Alphabet Inc. Class C	2.13

TOTAL	30.30%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P 500 GROWTH ETF

Performance as of September 30, 2017

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 9.84%, net of fees, while the total return for the Index was 9.95%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.69%	19.67%	19.90%	19.69%	19.67%	19.90%
5 Years	14.79%	14.79%	15.00%	99.27%	99.26%	101.10%
10 Years	8.94%	8.94%	9.13%	135.54%	135.45%	139.48%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,098.40	$0.95	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	36.30%
Health Care	16.21
Consumer Discretionary	15.96
Industrials	11.35
Consumer Staples	6.09
Financials	4.21
Real Estate	3.96
Energy	2.10
Materials	2.08
Telecommunication Services	0.96
Utilities	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Apple Inc.	6.63%
Microsoft Corp.	4.78
Facebook Inc. Class A	3.37
Amazon.com Inc.	3.19
Alphabet Inc. Class A	2.42
Alphabet Inc. Class C	2.41
Johnson & Johnson	1.77
Home Depot Inc. (The)	1.61
Visa Inc. Class A	1.60
UnitedHealth Group Inc.	1.58

TOTAL	29.36%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P 500 VALUE ETF

Performance as of September 30, 2017

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 4.97%, net of fees, while the total return for the Index was 5.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.28%	16.27%	16.47%	16.28%	16.27%	16.47%
5 Years	13.02%	13.01%	13.21%	84.37%	84.34%	85.97%
10 Years	5.42%	5.42%	5.57%	69.53%	69.53%	71.87%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,049.70	$0.92	$1,000.00	$1,024.20	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	27.65%
Health Care	12.37
Energy	11.09
Consumer Staples	10.93
Industrials	8.82
Information Technology	6.84
Consumer Discretionary	6.69
Utilities	6.05
Materials	4.11
Telecommunication Services	3.69
Real Estate	1.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	3.68%
Exxon Mobil Corp.	3.63
JPMorgan Chase & Co.	3.51
Bank of America Corp.	2.60
Wells Fargo & Co.	2.57
AT&T Inc.	2.51
Chevron Corp.	2.33
Citigroup Inc.	2.07
Cisco Systems Inc.	1.76
DowDuPont Inc.	1.69

TOTAL	26.35%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P MID-CAP 400 GROWTH ETF

Performance as of September 30, 2017

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 6.45%, net of fees, while the total return for the Index was 6.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.03%	17.03%	17.29%	17.03%	17.03%	17.29%
5 Years	13.76%	13.77%	13.99%	90.55%	90.58%	92.44%
10 Years	9.32%	9.33%	9.51%	143.73%	143.96%	147.94%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,064.50	$1.29	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Information Technology	22.42%
Industrials	17.70
Financials	14.32
Consumer Discretionary	12.46
Real Estate	10.11
Health Care	9.60
Materials	5.68
Utilities	2.66
Consumer Staples	2.63
Energy	2.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Take-Two Interactive Software Inc.	1.26%
MSCI Inc.	1.21
Huntington Ingalls Industries Inc.	1.19
NVR Inc.	1.15
Domino’s Pizza Inc.	1.10
Cognex Corp.	1.10
Broadridge Financial Solutions Inc.	1.09
IDEX Corp.	1.07
CDK Global Inc.	0.96
Jack Henry & Associates Inc.	0.92

TOTAL	11.05%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P MID-CAP 400 VALUE ETF

Performance as of September 30, 2017

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 3.71%, net of fees, while the total return for the Index was 3.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.72%	16.69%	17.04%	16.72%	16.69%	17.04%
5 Years	14.40%	14.41%	14.64%	95.95%	96.00%	98.04%
10 Years	8.17%	8.19%	8.38%	119.41%	119.63%	123.55%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.10	$1.28	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Financials	19.83%
Industrials	13.24
Information Technology	11.93
Consumer Discretionary	10.80
Real Estate	9.01
Materials	8.74
Utilities	8.48
Health Care	6.55
Energy	5.87
Consumer Staples	5.12
Telecommunication Services	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Reinsurance Group of America Inc.	1.10%
Atmos Energy Corp.	1.09
Leidos Holdings Inc.	1.03
Alleghany Corp.	1.02
UGI Corp.	0.99
ManpowerGroup Inc.	0.96
Orbital ATK Inc.	0.94
STERIS PLC	0.92
OGE Energy Corp.	0.88
American Financial Group Inc./OH	0.87

TOTAL	9.80%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

Performance as of September 30, 2017

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.74%, net of fees, while the total return for the Index was 7.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.94%	20.97%	21.16%	20.94%	20.97%	21.16%
5 Years	15.65%	15.68%	15.80%	106.93%	107.14%	108.22%
10 Years	9.61%	9.63%	9.72%	150.34%	150.78%	152.84%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.40	$1.30	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Industrials	19.18%
Information Technology	18.27
Health Care	15.75
Financials	14.46
Consumer Discretionary	13.06
Real Estate	7.44
Materials	4.10
Consumer Staples	2.70
Energy	2.42
Utilities	1.44
Telecommunication Services	1.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

MKS Instruments Inc.	1.35%
Lumentum Holdings Inc.	0.88
Cantel Medical Corp.	0.88
Advanced Energy Industries Inc.	0.85
John Bean Technologies Corp.	0.84
Stamps.com Inc.	0.84
Evercore Inc. Class A	0.83
Five Below Inc.	0.80
EastGroup Properties Inc.	0.79
First Financial Bankshares Inc.	0.79

TOTAL	8.85%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P SMALL-CAP 600 VALUE ETF

Performance as of September 30, 2017

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 7.54%, net of fees, while the total return for the Index was 7.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.50%	20.58%	20.71%	20.50%	20.58%	20.71%
5 Years	15.13%	15.14%	15.33%	102.32%	102.35%	104.08%
10 Years	8.62%	8.64%	8.77%	128.67%	128.98%	131.77%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,075.40	$1.30	$1,000.00	$1,023.80	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Industrials	18.64%
Financials	17.72
Consumer Discretionary	17.27
Information Technology	12.53
Health Care	10.10
Materials	6.52
Real Estate	4.56
Utilities	4.24
Energy	4.18
Consumer Staples	3.01
Telecommunication Services	1.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

ALLETE Inc.	1.04%
Spire Inc.	0.96
CACI International Inc. Class A	0.91
Avista Corp.	0.89
Interactive Brokers Group Inc. Class A	0.85
Selective Insurance Group Inc.	0.84
FirstCash Inc.	0.80
ProAssurance Corp.	0.78
HB Fuller Co.	0.78
Lithia Motors Inc. Class A	0.77

TOTAL	8.62%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P 100 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 3.06%
Boeing Co. (The)	198,042	$50,344,257
General Dynamics Corp.	99,266	20,407,104
Lockheed Martin Corp.	89,308	27,711,379
Raytheon Co.	103,452	19,302,074
United Technologies Corp.	264,785	30,736,243

		148,501,057
AIR FREIGHT & LOGISTICS — 1.01%
FedEx Corp.	87,966	19,843,370
United Parcel Service Inc. Class B	245,505	29,482,696

		49,326,066
AUTOMOBILES — 0.73%
Ford Motor Co.	1,394,073	16,687,054
General Motors Co.	467,466	18,876,277

		35,563,331
BANKS — 8.17%
Bank of America Corp.	3,497,377	88,623,533
Citigroup Inc.	971,136	70,640,433
JPMorgan Chase & Co.	1,254,288	119,797,047
U.S. Bancorp.	566,424	30,354,662
Wells Fargo & Co.	1,592,401	87,820,915

		397,236,590
BEVERAGES — 2.43%
Coca-Cola Co. (The)	1,368,284	61,586,463
PepsiCo Inc.	509,173	56,737,147

		118,323,610
BIOTECHNOLOGY — 4.13%
AbbVie Inc.	568,194	50,489,719
Amgen Inc.	260,083	48,492,475
Biogen Inc.[a]	75,365	23,598,289
Celgene Corp.[a]	278,862	40,663,657
Gilead Sciences Inc.	465,482	37,713,351

		200,957,491
CAPITAL MARKETS — 1.93%
Bank of New York Mellon Corp. (The)	368,254	19,524,827
BlackRock Inc.[b]	44,179	19,751,989
Goldman Sachs Group Inc. (The)	128,243	30,417,957
Morgan Stanley	504,065	24,280,811

		93,975,584
CHEMICALS — 1.57%
DowDuPont Inc.	831,650	57,575,130

Security	Shares	Value
Monsanto Co.	156,594	$18,763,093

		76,338,223
COMMUNICATIONS EQUIPMENT — 1.23%
Cisco Systems Inc.	1,782,208	59,935,655

		59,935,655
CONSUMER FINANCE — 0.79%
American Express Co.	261,516	23,656,737
Capital One Financial Corp.	172,410	14,596,231

		38,252,968
DIVERSIFIED FINANCIAL SERVICES — 2.59%
Berkshire Hathaway Inc. Class Ba	685,838	125,727,822

		125,727,822
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.24%
AT&T Inc.	2,188,524	85,724,485
Verizon Communications Inc.	1,454,036	71,960,242

		157,684,727
ELECTRIC UTILITIES — 1.56%
Duke Energy Corp.	249,463	20,934,935
Exelon Corp.	342,211	12,891,088
NextEra Energy Inc.	166,872	24,455,092
Southern Co. (The)	356,250	17,506,125

		75,787,240
ELECTRICAL EQUIPMENT — 0.30%
Emerson Electric Co.	228,129	14,335,626

		14,335,626
ENERGY EQUIPMENT & SERVICES — 1.00%
Halliburton Co.	309,343	14,239,058
Schlumberger Ltd.	495,263	34,549,547

		48,788,605
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) —0.37%
Simon Property Group Inc.	110,793	17,838,781

		17,838,781
FOOD & STAPLES RETAILING — 2.49%
Costco Wholesale Corp.	156,331	25,683,620
CVS Health Corp.	362,342	29,465,651
Wal-Mart Stores Inc.	521,725	40,767,592
Walgreens Boots Alliance Inc.	328,021	25,329,782

		121,246,645
FOOD PRODUCTS — 0.79%
Kraft Heinz Co. (The)	212,771	16,500,391
Mondelez International Inc. Class A	537,376	21,849,708

		38,350,099

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2017

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.84%
Abbott Laboratories	619,292	$33,045,421
Danaher Corp.	217,897	18,691,205
Medtronic PLC	482,827	37,549,456

		89,286,082
HEALTH CARE PROVIDERS & SERVICES — 1.39%
UnitedHealth Group Inc.	344,623	67,494,415

		67,494,415
HOTELS, RESTAURANTS & LEISURE — 1.50%
McDonald’s Corp.	288,711	45,235,239
Starbucks Corp.	514,656	27,642,174

		72,877,413
HOUSEHOLD PRODUCTS — 2.17%
Colgate-Palmolive Co.	313,962	22,872,132
Procter & Gamble Co. (The)	908,921	82,693,632

		105,565,764
INDUSTRIAL CONGLOMERATES — 3.25%
3M Co.	212,708	44,647,409
General Electric Co.	3,086,013	74,619,795
Honeywell International Inc.	271,727	38,514,585

		157,781,789
INSURANCE — 1.06%
Allstate Corp. (The)	128,799	11,837,916
American International Group Inc.	322,006	19,767,948
MetLife Inc.	378,846	19,681,050

		51,286,914
INTERNET & DIRECT MARKETING RETAIL — 3.47%
Amazon.com Inc.[a]	142,116	136,623,217
Priceline Group Inc. (The)[a]	17,487	32,015,549

		168,638,766
INTERNET SOFTWARE & SERVICES — 7.22%
Alphabet Inc. Class Aa	106,232	103,440,223
Alphabet Inc. Class Ca	107,596	103,196,400
Facebook Inc. Class Aa	844,873	144,363,449

		351,000,072
IT SERVICES — 4.44%
Accenture PLC Class A	220,275	29,752,544
International Business Machines Corp.	308,925	44,818,839
Mastercard Inc. Class A	332,832	46,995,879
PayPal Holdings Inc.[a]	402,868	25,795,638
Visa Inc. Class Ac	652,055	68,622,268

		215,985,168

Security	Shares	Value
MACHINERY — 0.54%
Caterpillar Inc.	210,647	$26,269,787

		26,269,787
MEDIA — 3.85%
Charter Communications Inc. Class Aa	71,698	26,056,487
Comcast Corp. Class A	1,676,652	64,517,569
Time Warner Inc.	277,234	28,402,623
Twenty-First Century Fox Inc. Class A	375,067	9,894,268
Twenty-First Century Fox Inc. Class B	157,335	4,057,670
Walt Disney Co. (The)	550,155	54,228,778

		187,157,395
MULTILINE RETAIL — 0.24%
Target Corp.	194,680	11,488,067

		11,488,067
OIL, GAS & CONSUMABLE FUELS — 5.26%
Chevron Corp.	675,447	79,365,022
ConocoPhillips	433,765	21,709,938
Exxon Mobil Corp.	1,510,319	123,815,952
Kinder Morgan Inc./DE	684,323	13,125,315
Occidental Petroleum Corp.	272,527	17,498,959

		255,515,186
PHARMACEUTICALS — 7.28%
Allergan PLC	119,163	24,422,457
Bristol-Myers Squibb Co.	584,528	37,257,815
Eli Lilly & Co.	345,338	29,540,213
Johnson & Johnson	956,676	124,377,447
Merck & Co. Inc.	974,913	62,423,679
Pfizer Inc.	2,127,159	75,939,576

		353,961,187
ROAD & RAIL — 0.68%
Union Pacific Corp.	285,285	33,084,501

		33,084,501
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.52%
Intel Corp.	1,674,895	63,780,002
QUALCOMM Inc.	526,615	27,299,722
Texas Instruments Inc.	352,888	31,632,880

		122,712,604
SOFTWARE — 5.28%
Microsoft Corp.	2,745,364	204,502,165
Oracle Corp.	1,076,361	52,042,054

		256,544,219

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2017

Security	Shares	Value
SPECIALTY RETAIL — 1.91%
Home Depot Inc. (The)	420,177	$68,724,150
Lowe’s Companies Inc.	300,911	24,054,825

		92,778,975
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.84%
Apple Inc.	1,841,079	283,747,096

		283,747,096
TEXTILES, APPAREL & LUXURY GOODS — 0.50%
NIKE Inc. Class B	468,344	24,283,636

		24,283,636
TOBACCO — 2.16%
Altria Group Inc.	683,851	43,369,830
Philip Morris International Inc.	553,599	61,455,026

		104,824,856

TOTAL COMMON STOCKS
(Cost: $4,377,688,508)		4,850,454,012

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[b,d,e]	650,221	650,416

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[b,d]	6,340,216	$6,340,216

		6,990,632

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,990,632)		6,990,632

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $4,384,679,140)[f]		4,857,444,644
Other Assets, Less Liabilities — 0.06%		3,137,555

NET ASSETS — 100.00%		$4,860,582,199

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $4,433,914,347. Net unrealized appreciation was $423,713,182, of which $673,823,453 represented gross unrealized appreciation on investments and $250,110,271 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	650,221	[b]	—	650,221	$650,416	$(225)	$—	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	5,212,955	1,127,261	[b]	—	6,340,216	6,340,216	—	—	35,587
BlackRock Inc.	43,887	6,332		(6,040)	44,179	19,751,989	321,193	2,495,719	218,763

						$26,742,621	$320,968	$2,495,719	$254,350

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)

Long Contracts:
S&P 500 E-Mini	70	Dec 2017	$8,806	$182,885

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,850,454,012	$—	$—	$4,850,454,012
Money market funds	6,990,632	—	—	6,990,632

Total	$4,857,444,644	$—	$—	$4,857,444,644

Derivative financial instruments[a]:
Assets:
Futures contracts	$182,885	$—	$—	$182,885

Total	$182,885	$—	$—	$182,885

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	594,731	$151,186,566	0.79%
Lockheed Martin Corp.	400,289	124,205,674	0.65
Other securities[a]		281,167,923	1.45

		556,560,163	2.89
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	1,100,379	132,144,514	0.69
Other securities[a]		108,335,777	0.56

		240,480,291	1.25
AIRLINES
Other securities[a]		84,055,969	0.44

		84,055,969	0.44
AUTOMOBILES
Other securities[a]		13,184,615	0.07

		13,184,615	0.07
BANKS
Other securities[a]		115,527,871	0.60

		115,527,871	0.60
BEVERAGES
Coca-Cola Co. (The)	3,127,756	140,780,298	0.73
PepsiCo Inc.	1,278,022	142,409,991	0.74
Other securities[a]		102,511,135	0.54

		385,701,424	2.01
BIOTECHNOLOGY
AbbVie Inc.	2,546,743	226,303,583	1.18
Amgen Inc.	641,157	119,543,723	0.62
Biogen Inc.[b]	337,785	105,767,239	0.55
Celgene Corp.[b]	1,249,895	182,259,689	0.95
Gilead Sciences Inc.	2,086,363	169,037,130	0.88
Other securities[a]		171,673,889	0.89

		974,585,253	5.07
BUILDING PRODUCTS
Other securities[a]		46,314,499	0.24

		46,314,499	0.24
CAPITAL MARKETS
BlackRock Inc.[c]	96,930	43,336,434	0.23
Other securities[a]		403,390,240	2.09

		446,726,674	2.32
CHEMICALS
Other securities[a]		254,974,609	1.33

		254,974,609	1.33

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		$94,530,667	0.49%

		94,530,667	0.49
COMMUNICATIONS EQUIPMENT
Other securities[a]		68,991,049	0.36

		68,991,049	0.36
CONSTRUCTION & ENGINEERING
Other securities[a]		9,057,292	0.05

		9,057,292	0.05
CONSTRUCTION MATERIALS
Other securities[a]		45,888,836	0.24

		45,888,836	0.24
CONSUMER FINANCE
Other securities[a]		89,166,002	0.46

		89,166,002	0.46
CONTAINERS & PACKAGING
Other securities[a]		31,483,086	0.16

		31,483,086	0.16
DISTRIBUTORS
Other securities[a]		17,657,810	0.09

		17,657,810	0.09
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	3,454,130	170,944,894	0.89
Other securities[a]		14,055,131	0.07

		185,000,025	0.96
ELECTRIC UTILITIES
Other securities[a]		61,008,170	0.32

		61,008,170	0.32
ELECTRICAL EQUIPMENT
Other securities[a]		77,697,460	0.40

		77,697,460	0.40
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		113,977,488	0.59

		113,977,488	0.59
ENERGY EQUIPMENT & SERVICES
Other securities[a]		117,447,976	0.61

		117,447,976	0.61
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	685,655	93,715,325	0.49
Other securities[a]		658,078,270	3.42

		751,793,595	3.91

SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
FOOD & STAPLES RETAILING
Other securities[a]		$22,261,550	0.12%

		22,261,550	0.12
FOOD PRODUCTS
Other securities[a]		85,700,301	0.45

		85,700,301	0.45
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		505,891,887	2.63

		505,891,887	2.63
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	1,544,667	302,523,032	1.57
Other securities[a]		195,724,234	1.02

		498,247,266	2.59
HEALTH CARE TECHNOLOGY
Other securities[a]		36,015,816	0.19

		36,015,816	0.19
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	802,320	125,707,498	0.65
Starbucks Corp.	2,306,783	123,897,315	0.64
Other securities[a]		200,495,498	1.05

		450,100,311	2.34
HOUSEHOLD DURABLES
Other securities[a]		47,647,142	0.25

		47,647,142	0.25
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,996,219	181,616,005	0.94
Other securities[a]		119,469,072	0.63

		301,085,077	1.57
INDUSTRIAL CONGLOMERATES
3M Co.	648,311	136,080,479	0.71
General Electric Co.	6,501,037	157,195,074	0.82
Honeywell International Inc.	718,573	101,850,537	0.53
Other securities[a]		21,799,391	0.11

		416,925,481	2.17
INSURANCE
Other securities[a]		155,835,430	0.81

		155,835,430	0.81
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	636,988	612,368,414	3.19

Security	Shares	Value	% of Net Assets
Netflix Inc.[b]	689,771	$125,089,971	0.65%
Priceline Group Inc. (The)[b]	78,380	143,499,671	0.75
Other securities[a]		31,978,400	0.16

		912,936,456	4.75
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	476,154	463,640,673	2.41
Alphabet Inc. Class Cb	482,256	462,536,552	2.41
Facebook Inc. Class Ab	3,786,863	647,061,281	3.37
Other securities[a]		51,839,580	0.26

		1,625,078,086	8.45
IT SERVICES
Accenture PLC Class A	987,305	133,355,286	0.69
International Business Machines Corp.	789,268	114,507,001	0.60
Mastercard Inc. Class A	1,491,793	210,641,172	1.10
PayPal Holdings Inc.[b]	1,805,698	115,618,843	0.60
Visa Inc. Class A	2,922,609	307,575,371	1.60
Other securities[a]		352,061,597	1.83

		1,233,759,270	6.42
LEISURE PRODUCTS
Other securities[a]		22,644,698	0.12

		22,644,698	0.12
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		191,011,135	0.99

		191,011,135	0.99
MACHINERY
Other securities[a]		368,372,246	1.92

		368,372,246	1.92
MEDIA
Charter Communications Inc. Class Ab	321,356	116,787,197	0.61
Comcast Corp. Class A	7,515,033	289,178,470	1.50
Time Warner Inc.	1,242,616	127,306,009	0.66
Walt Disney Co. (The)	1,454,866	143,406,142	0.75
Other securities[a]		126,745,367	0.66

		803,423,185	4.18
METALS & MINING
Other securities[a]		67,288,457	0.35

		67,288,457	0.35
MULTI-UTILITIES
Other securities[a]		65,164,023	0.34

		65,164,023	0.34

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
MULTILINE RETAIL
Other securities[a]		$66,809,424	0.35%

		66,809,424	0.35
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		285,939,727	1.49

		285,939,727	1.49
PERSONAL PRODUCTS
Other securities[a]		27,517,709	0.14

		27,517,709	0.14
PHARMACEUTICALS
Johnson & Johnson	2,615,666	340,062,736	1.77
Merck & Co. Inc.	2,709,225	173,471,677	0.90
Pfizer Inc.	5,339,196	190,609,297	0.99
Other securities[a]		200,197,203	1.04

		904,340,913	4.70
PROFESSIONAL SERVICES
Other securities[a]		60,509,023	0.31

		60,509,023	0.31
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		7,937,943	0.04

		7,937,943	0.04
ROAD & RAIL
Union Pacific Corp.	882,306	102,321,027	0.53
Other securities[a]		64,906,128	0.34

		167,227,155	0.87
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	649,581	157,549,376	0.82
Intel Corp.	3,603,430	137,218,614	0.71
NVIDIA Corp.	958,561	171,361,950	0.89
QUALCOMM Inc.	2,360,362	122,361,166	0.64
Texas Instruments Inc.	1,581,696	141,783,229	0.74
Other securities[a]		312,052,686	1.62

		1,042,327,021	5.42
SOFTWARE
Adobe Systems Inc.[b]	788,271	117,594,268	0.61
Microsoft Corp.	12,305,170	916,612,113	4.77
Oracle Corp.	2,798,166	135,291,326	0.70
salesforce.com Inc.[b]	1,090,790	101,901,602	0.53
Other securities[a]		324,701,059	1.69

		1,596,100,368	8.30

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
Home Depot Inc. (The)	1,883,285	$308,030,095	1.60%
Other securities[a]		320,446,652	1.67

		628,476,747	3.27
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	8,252,010	1,271,799,781	6.62
Other securities[a]		11,556,579	0.06

		1,283,356,360	6.68
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		99,501,860	0.52

		99,501,860	0.52
TOBACCO
Altria Group Inc.	3,065,116	194,389,657	1.01
Philip Morris International Inc.	1,364,725	151,498,122	0.79

		345,887,779	1.80
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		54,817,644	0.29

		54,817,644	0.29
WATER UTILITIES
Other securities[a]		22,991,305	0.12

		22,991,305	0.12

TOTAL COMMON STOCKS
(Cost: $ 14,356,940,152)		19,184,939,619	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	178,419,800	178,473,327	0.93
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	23,901,076	23,901,076	0.12

		202,374,403	1.05

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 202,349,720)		202,374,403	1.05

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $14,559,289,872)[f]	$19,387,314,022	100.85%
Other Assets, Less Liabilities	(162,750,072)	(0.85)

NET ASSETS	$19,224,563,950	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $14,669,414,780. Net unrealized appreciation was $4,718,615,105, of which $5,057,504,658 represented gross unrealized appreciation on investments and $338,889,553 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	158,435,419	19,984,381	[b]	—	178,419,800	$178,473,327	$(22,888)	$(9,855)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	16,809,771	7,091,305	[b]	—	23,901,076	23,901,076	—	—	112,505
BlackRock Inc.	89,459	12,607		(5,136)	96,930	43,336,434	906,828	5,083,937	470,620

						$245,710,837	$883,940	$5,074,082	$583,125

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)

Long Contracts:
S&P 500 E-Mini	274	Dec 2017	$34,471	$715,863

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$19,184,939,619	$—	$—	$19,184,939,619
Money market funds	202,374,403	—	—	202,374,403

Total	$19,387,314,022	$—	$—	$19,387,314,022

Derivative financial instruments[a]:
Assets:
Futures contracts	$715,863	$—	$—	$715,863

Total	$715,863	$—	$—	$715,863

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	265,956	$67,608,675	0.49%
United Technologies Corp.	1,077,528	125,079,450	0.90
Other securities[a]		83,951,422	0.60

		276,639,547	1.99
AIR FREIGHT & LOGISTICS
Other securities[a]		13,588,509	0.10

		13,588,509	0.10
AIRLINES
Other securities[a]		81,338,978	0.58

		81,338,978	0.58
AUTO COMPONENTS
Other securities[a]		64,956,832	0.47

		64,956,832	0.47
AUTOMOBILES
Ford Motor Co.	5,673,152	67,907,630	0.49
General Motors Co.	1,902,332	76,816,166	0.55

		144,723,796	1.04
BANKS
Bank of America Corp.	14,232,491	360,651,322	2.59
Citigroup Inc.	3,952,000	287,468,480	2.07
JPMorgan Chase & Co.	5,104,301	487,511,789	3.50
PNC Financial Services Group Inc. (The)[b]	695,100	93,678,627	0.67
Wells Fargo & Co.	6,480,241	357,385,291	2.57
Other securities[a]		328,564,837	2.36

		1,915,260,346	13.76
BEVERAGES
Coca-Cola Co. (The)	2,728,414	122,805,914	0.88
PepsiCo Inc.	911,710	101,591,845	0.73
Other securities[a]		50,820,229	0.37

		275,217,988	1.98
BIOTECHNOLOGY
Amgen Inc.	476,284	88,803,152	0.64
Other securities[a]		23,908,594	0.17

		112,711,746	0.81

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$69,926,187	0.50%

		69,926,187	0.50
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	1,498,605	79,456,037	0.57
BlackRock Inc.[b]	91,700	40,998,153	0.29
Goldman Sachs Group Inc. (The)	521,883	123,785,429	0.89
Morgan Stanley	2,051,265	98,809,435	0.71
Other securities[a]		192,392,897	1.39

		535,441,951	3.85
CHEMICALS
DowDuPont Inc.	3,384,389	234,301,251	1.68
Other securities[a]		226,648,301	1.63

		460,949,552	3.31
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		8,911,963	0.06

		8,911,963	0.06
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	7,252,640	243,906,283	1.75
Other securities[a]		6,730,547	0.05

		250,636,830	1.80
CONSTRUCTION & ENGINEERING
Other securities[a]		18,711,109	0.13

		18,711,109	0.13
CONSUMER FINANCE
Other securities[a]		149,137,315	1.07

		149,137,315	1.07
CONTAINERS & PACKAGING
Other securities[a]		87,391,978	0.63

		87,391,978	0.63
DISTRIBUTORS
Other securities[a]		20,371,920	0.15

		20,371,920	0.15
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		8,007,790	0.06

		8,007,790	0.06
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	2,791,011	511,648,137	3.68
Other securities[a]		11,665,121	0.08

		523,313,258	3.76

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	8,906,145	$348,853,700	2.51%
Verizon Communications Inc.	2,781,070	137,635,154	0.99
Other securities[a]		25,133,612	0.18

		511,622,466	3.68
ELECTRIC UTILITIES
Duke Energy Corp.	1,015,194	85,195,081	0.61
Southern Co. (The)	1,449,749	71,240,666	0.51
Other securities[a]		401,555,154	2.89

		557,990,901	4.01
ELECTRICAL EQUIPMENT
Other securities[a]		103,154,639	0.74

		103,154,639	0.74
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		23,546,186	0.17

		23,546,186	0.17
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	1,108,501	77,329,030	0.56
Other securities[a]		82,808,663	0.59

		160,137,693	1.15
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		235,324,730	1.69

		235,324,730	1.69
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	636,187	104,519,162	0.75
CVS Health Corp.	1,474,542	119,909,755	0.86
Wal-Mart Stores Inc.	2,123,155	165,903,332	1.19
Walgreens Boots Alliance Inc.	1,334,885	103,079,820	0.74
Other securities[a]		43,938,046	0.32

		537,350,115	3.86
FOOD PRODUCTS
Mondelez International Inc. Class A	2,186,851	88,917,362	0.64
Other securities[a]		222,904,917	1.60

		311,822,279	2.24
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	2,520,182	134,476,911	0.97
Medtronic PLC	1,964,853	152,806,618	1.10

Security	Shares	Value	% of Net Assets
Other securities[a]		$129,565,077	0.93%

		416,848,606	3.00
HEALTH CARE PROVIDERS & SERVICES
Anthem Inc.	380,886	72,322,634	0.52
Cigna Corp.	365,210	68,272,357	0.49
Other securities[a]		257,137,520	1.85

		397,732,511	2.86
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	446,465	69,952,136	0.50
Other securities[a]		76,279,970	0.55

		146,232,106	1.05
HOUSEHOLD DURABLES
Other securities[a]		93,569,466	0.67

		93,569,466	0.67
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,886,399	171,624,581	1.23
Other securities[a]		87,298,917	0.63

		258,923,498	1.86
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		21,757,850	0.16

		21,757,850	0.16
INDUSTRIAL CONGLOMERATES
General Electric Co.	6,655,985	160,941,717	1.16
Other securities[a]		138,600,955	0.99

		299,542,672	2.15
INSURANCE
American International Group Inc.	1,310,401	80,445,517	0.58
Chubb Ltd.	675,094	96,234,650	0.69
MetLife Inc.	1,541,707	80,091,679	0.58
Other securities[a]		458,692,594	3.29

		715,464,440	5.14
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		2,672,264	0.02

		2,672,264	0.02
INTERNET SOFTWARE & SERVICES
Other securities[a]		33,873,299	0.24

		33,873,299	0.24
IT SERVICES
International Business Machines Corp.	540,584	78,427,927	0.56

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$49,987,062	0.36%

		128,414,989	0.92
LEISURE PRODUCTS
Other securities[a]		3,268,648	0.02

		3,268,648	0.02
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		84,476,880	0.61

		84,476,880	0.61
MACHINERY
Other securities[a]		177,652,315	1.28

		177,652,315	1.28
MEDIA
Walt Disney Co. (The)	917,925	90,479,867	0.65
Other securities[a]		73,391,460	0.53

		163,871,327	1.18
METALS & MINING
Other securities[a]		21,378,524	0.15

		21,378,524	0.15
MULTI-UTILITIES
Other securities[a]		260,500,744	1.87

		260,500,744	1.87
MULTILINE RETAIL
Other securities[a]		75,536,877	0.54

		75,536,877	0.54
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	2,748,727	322,975,423	2.32
ConocoPhillips	1,765,196	88,348,060	0.63
Exxon Mobil Corp.	6,146,207	503,866,050	3.62
Other securities[a]		464,709,749	3.34

		1,379,899,282	9.91
PERSONAL PRODUCTS
Other securities[a]		21,153,878	0.15

		21,153,878	0.15
PHARMACEUTICALS
Allergan PLC	484,915	99,383,329	0.71
Bristol-Myers Squibb Co.	1,070,430	68,229,208	0.49
Johnson & Johnson	1,518,341	197,399,514	1.42
Merck & Co. Inc.	1,507,612	96,532,396	0.69
Pfizer Inc.	3,808,832	135,975,302	0.98
Other securities[a]		107,965,129	0.78

		705,484,878	5.07

Security	Shares	Value	% of Net Assets
PROFESSIONAL SERVICES
Other securities[a]		$34,910,054	0.25%

		34,910,054	0.25
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		9,243,818	0.07

		9,243,818	0.07
ROAD & RAIL
Other securities[a]		140,297,943	1.01

		140,297,943	1.01
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	3,544,296	134,966,791	0.97
Other securities[a]		85,534,582	0.61

		220,501,373	1.58
SOFTWARE
Oracle Corp.	1,839,692	88,949,108	0.64
Other securities[a]		52,797,184	0.38

		141,746,292	1.02
SPECIALTY RETAIL
Other securities[a]		97,075,585	0.70

		97,075,585	0.70
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		151,033,683	1.09

		151,033,683	1.09
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		108,274,987	0.78

		108,274,987	0.78
TOBACCO
Philip Morris International Inc.	1,013,783	112,540,051	0.81

		112,540,051	0.81

TOTAL COMMON STOCKS
(Cost: $ 12,059,675,077)		13,882,065,444	99.75

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[b,d,e]	55,458,427	55,475,065	0.40

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[b,d]	19,452,293	$19,452,293	0.14%

		74,927,358	0.54

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 74,922,362)		74,927,358	0.54

TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,134,597,439)[f]		13,956,992,802	100.29

Other Assets, Less Liabilities		(39,735,780)	(0.29)

NET ASSETS		$13,917,257,022	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $12,342,895,768. Net unrealized appreciation was $1,614,712,636, of which $2,161,150,490 represented gross unrealized appreciation on investments and $546,437,854 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	35,466,070	19,992,357	[b]	—	55,458,427	$55,475,065	$(4,381)	$(1,665)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	17,479,609	1,972,684	[b]	—	19,452,293	19,452,293	—	—	105,683
BlackRock Inc.	91,055	7,433		(6,788)	91,700	40,998,153	294,299	5,428,655	444,220
PNC Financial Services Group Inc. (The)	713,275	40,277		(58,452)	695,100	93,678,627	2,471,230	7,600,093	909,474

						$209,604,138	$2,761,148	$13,027,083	$1,459,377

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P 500 E-Mini	265	Dec 2017	$33,338	$615,602

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$13,882,065,444	$—	$—	$13,882,065,444
Money market funds	74,927,358	—	—	74,927,358

Total	$13,956,992,802	$—	$—	$13,956,992,802

Derivative financial instruments[a]:
Assets:
Futures contracts	$615,602	$—	$—	$615,602

Total	$615,602	$—	$—	$615,602

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Huntington Ingalls Industries Inc.	365,566	$82,778,765	1.19%
Other securities[a]		67,938,331	0.97

		150,717,096	2.16
AUTO COMPONENTS
Gentex Corp.	2,298,867	45,517,567	0.65

		45,517,567	0.65
AUTOMOBILES
Thor Industries Inc.	393,719	49,573,159	0.71

		49,573,159	0.71
BANKS
Bank of the Ozarks Inc.	977,612	46,974,257	0.67
East West Bancorp. Inc.	744,446	44,502,982	0.64
Sterling Bancorp./DE	1,808,212	44,572,426	0.64
SVB Financial Group[b,c]	258,771	48,413,466	0.69
Other securities[a]		399,118,801	5.73

		583,581,932	8.37
BEVERAGES
Other securities[a]		6,136,005	0.09

		6,136,005	0.09
BIOTECHNOLOGY
Bioverativ Inc.[b,c]	870,763	49,694,445	0.71
Other securities[a]		28,690,690	0.41

		78,385,135	1.12
BUILDING PRODUCTS
Lennox International Inc.	305,635	54,699,496	0.78

		54,699,496	0.78
CAPITAL MARKETS
MarketAxess Holdings Inc.	302,593	55,831,435	0.80
MSCI Inc.	725,037	84,756,825	1.22
Other securities[a]		119,391,917	1.71

		259,980,177	3.73
CHEMICALS
Other securities[a]		181,044,619	2.60

		181,044,619	2.60
COMMERCIAL SERVICES & SUPPLIES
Copart Inc.[b,c]	1,613,262	55,447,815	0.80
Other securities[a]		84,773,678	1.21

		140,221,493	2.01

Security	Shares	Value	% of Net Assets
COMMUNICATIONS EQUIPMENT
Other securities[a]		$89,596,787	1.29%

		89,596,787	1.29
CONSTRUCTION & ENGINEERING
Other securities[a]		60,500,637	0.87

		60,500,637	0.87
CONSTRUCTION MATERIALS
Eagle Materials Inc.	390,442	41,660,161	0.60

		41,660,161	0.60
CONSUMER FINANCE
Other securities[a]		39,849,762	0.57

		39,849,762	0.57
CONTAINERS & PACKAGING
Other securities[a]		41,041,289	0.59

		41,041,289	0.59
DISTRIBUTORS
Other securities[a]		35,898,811	0.51

		35,898,811	0.51
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		46,124,174	0.66

		46,124,174	0.66
ELECTRIC UTILITIES
Other securities[a]		34,032,346	0.49

		34,032,346	0.49
ELECTRICAL EQUIPMENT
Other securities[a]		55,846,768	0.80

		55,846,768	0.80
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Cognex Corp.	696,965	76,861,300	1.10
Coherent Inc.[b,c]	198,297	46,633,506	0.67
IPG Photonics Corp.[b,c]	303,336	56,135,360	0.81
Trimble Inc.[b,c]	1,324,721	51,995,299	0.75
Zebra Technologies Corp. Class Ab	427,556	46,424,031	0.67
Other securities[a]		102,767,321	1.46

		380,816,817	5.46
ENERGY EQUIPMENT & SERVICES
Other securities[a]		39,548,454	0.57

		39,548,454	0.57
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
DCT Industrial Trust Inc.	749,342	43,401,889	0.62

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Douglas Emmett Inc.[c]	1,232,581	$48,588,343	0.70%
Kilroy Realty Corp.[c]	791,906	56,320,355	0.81
Lamar Advertising Co. Class Ac	673,151	46,131,038	0.66
Liberty Property Trust	1,186,004	48,697,324	0.70
Other securities[a]		462,407,309	6.63

		705,546,258	10.12
FOOD & STAPLES RETAILING
Other securities[a]		9,444,764	0.14

		9,444,764	0.14
FOOD PRODUCTS
Post Holdings Inc.[b,c]	532,610	47,013,484	0.67
Other securities[a]		89,742,428	1.29

		136,755,912	1.96
GAS UTILITIES
Other securities[a]		67,833,434	0.97

		67,833,434	0.97
HEALTH CARE EQUIPMENT & SUPPLIES
ABIOMED Inc.[b,c]	337,299	56,868,611	0.82
Teleflex Inc.	210,296	50,885,323	0.73
West Pharmaceutical Services Inc.	595,767	57,348,532	0.82
Other securities[a]		88,530,648	1.27

		253,633,114	3.64
HEALTH CARE PROVIDERS & SERVICES
WellCare Health Plans Inc.[b]	358,328	61,539,251	0.88
Other securities[a]		63,344,544	0.91

		124,883,795	1.79
HEALTH CARE TECHNOLOGY
Other securities[a]		36,766,104	0.53

		36,766,104	0.53
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	388,486	77,133,895	1.11
Other securities[a]		253,129,832	3.63

		330,263,727	4.74
HOUSEHOLD DURABLES
NVR Inc.[b,c]	28,032	80,031,360	1.15
Other securities[a]		24,818,104	0.35

		104,849,464	1.50
HOUSEHOLD PRODUCTS
Other securities[a]		14,212,642	0.20

		14,212,642	0.20

Security	Shares	Value	% of Net Assets
INDUSTRIAL CONGLOMERATES
Carlisle Companies Inc.	508,578	$51,005,288	0.73%

		51,005,288	0.73
INSURANCE
Brown & Brown Inc.	934,228	45,020,447	0.65
Other securities[a]		46,823,652	0.67

		91,844,099	1.32
INTERNET SOFTWARE & SERVICES
LogMeIn Inc.	424,127	46,675,176	0.67
Other securities[a]		28,749,516	0.41

		75,424,692	1.08
IT SERVICES
Broadridge Financial Solutions Inc.	937,704	75,785,237	1.09
Jack Henry & Associates Inc.	623,430	64,082,370	0.92
Other securities[a]		155,002,435	2.22

		294,870,042	4.23
LEISURE PRODUCTS
Other securities[a]		23,523,544	0.34

		23,523,544	0.34
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		121,221,277	1.74

		121,221,277	1.74
MACHINERY
Graco Inc.	450,807	55,760,318	0.80
IDEX Corp.	615,282	74,738,305	1.07
Lincoln Electric Holdings Inc.	498,761	45,726,408	0.66
Nordson Corp.	408,725	48,433,913	0.69
Toro Co. (The)	868,807	53,918,162	0.77
Other securities[a]		172,950,160	2.49

		451,527,266	6.48
MEDIA
Other securities[a]		104,228,471	1.50

		104,228,471	1.50
METALS & MINING
Royal Gold Inc.	526,024	45,259,105	0.65
Steel Dynamics Inc.	1,293,866	44,599,561	0.64
Other securities[a]		42,659,164	0.61

		132,517,830	1.90
MULTI-UTILITIES
Other securities[a]		58,591,894	0.84

		58,591,894	0.84

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		$129,324,996	1.86%

		129,324,996	1.86
PERSONAL PRODUCTS
Other securities[a]		16,995,900	0.24

		16,995,900	0.24
PHARMACEUTICALS
Other securities[a]		55,071,933	0.79

		55,071,933	0.79
PROFESSIONAL SERVICES
Other securities[a]		34,635,351	0.50

		34,635,351	0.50
ROAD & RAIL
Knight-Swift Transportation Holdings Inc.[b,c]	1,027,615	42,697,403	0.61
Old Dominion Freight Line Inc.	550,509	60,616,546	0.87
Other securities[a]		73,149,898	1.05

		176,463,847	2.53
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[b]	929,662	47,859,000	0.69
Other securities[a]		188,131,202	2.70

		235,990,202	3.39
SOFTWARE
CDK Global Inc.	1,060,372	66,898,869	0.96
Fortinet Inc.[b]	1,216,898	43,613,624	0.63
Take-Two Interactive Software Inc.[b,c]	857,624	87,674,902	1.26
Tyler Technologies Inc.[b,c]	279,293	48,686,356	0.70
Ultimate Software Group Inc. (The)[b,c]	228,122	43,251,931	0.62
Other securities[a]		151,864,505	2.17

		441,990,187	6.34
SPECIALTY RETAIL
Other securities[a]		55,426,343	0.80

		55,426,343	0.80
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		45,515,029	0.65

		45,515,029	0.65

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$74,159,523	1.06%

		74,159,523	1.06
THRIFTS & MORTGAGE FINANCE
Other securities[a]		24,042,891	0.34

		24,042,891	0.34
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		59,631,748	0.86

		59,631,748	0.86
WATER UTILITIES
Other securities[a]		24,683,901	0.35

		24,683,901	0.35

TOTAL COMMON STOCKS
(Cost: $ 5,863,761,107)		6,977,648,153	100.09

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	442,376,993	442,509,706	6.35
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	5,363,530	5,363,530	0.08

		447,873,236	6.43

TOTAL SHORT-TERM INVESTMENTS
(Cost: $447,810,067)		447,873,236	6.43

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,311,571,174)[g]		7,425,521,389	106.52
Other Assets, Less Liabilities		(454,455,437)	(6.52)

NET ASSETS		$6,971,065,952	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $6,363,517,823. Net unrealized appreciation was $1,062,273,530, of which $1,319,278,221 represented gross unrealized appreciation on investments and $257,004,691 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	280,391,527	161,985,466	[b]	—	442,376,993	$442,509,706	$(11,419)	$(34,271)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	6,258,344	—		(894,814)[b]	5,363,530	5,363,530	—	—	40,973

						$447,873,236	$(11,419)	$(34,271)	$40,973

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P MidCap 400 E-Mini	54	Dec 2017	$9,697	$269,964

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,977,648,153	$—	$—	$6,977,648,153
Money market funds	447,873,236	—	—	447,873,236

Total	$7,425,521,389	$—	$—	$7,425,521,389

Derivative financial instruments[a]:
Assets:
Futures contracts	$269,964	$—	$—	$269,964

Total	$269,964	$—	$—	$269,964

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Orbital ATK Inc.	399,401	$53,184,237	0.94%
Other securities[a]		47,844,413	0.85

		101,028,650	1.79
AIRLINES
JetBlue Airways Corp.[b,c]	2,279,502	42,239,172	0.75

		42,239,172	0.75
AUTO COMPONENTS
Other securities[a]		41,573,400	0.73

		41,573,400	0.73
BANKS
F.N.B. Corp.	2,241,520	31,448,526	0.56
PacWest Bancorp.	832,007	42,024,674	0.74
Prosperity Bancshares Inc.	481,602	31,655,699	0.56
Umpqua Holdings Corp.	1,526,192	29,776,006	0.53
Wintrust Financial Corp.	386,798	30,290,151	0.54
Other securities[a]		338,532,191	5.97

		503,727,247	8.90
BEVERAGES
Other securities[a]		4,453,106	0.08

		4,453,106	0.08
BIOTECHNOLOGY
Other securities[a]		10,604,289	0.19

		10,604,289	0.19
CAPITAL MARKETS
Janus Henderson Group PLC[c]	1,250,094	43,553,275	0.77
Other securities[a]		109,238,328	1.93

		152,791,603	2.70
CHEMICALS
Chemours Co. (The)	589,534	29,836,316	0.53
Olin Corp.	1,152,271	39,465,282	0.70
Other securities[a]		130,130,012	2.29

		199,431,610	3.52
COMMERCIAL SERVICES & SUPPLIES
Brink’s Co. (The)	349,865	29,476,126	0.52
Other securities[a]		67,111,204	1.19

		96,587,330	1.71

Security	Shares	Value	% of Net Assets
COMMUNICATIONS EQUIPMENT
Other securities[a]		$85,920,665	1.52%

		85,920,665	1.52
CONSTRUCTION & ENGINEERING
AECOM[b,c]	1,086,612	39,998,188	0.71
Other securities[a]		53,111,310	0.94

		93,109,498	1.65
CONTAINERS & PACKAGING
Other securities[a]		119,608,938	2.11

		119,608,938	2.11
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		51,220,571	0.91

		51,220,571	0.91
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		6,449,154	0.11

		6,449,154	0.11
ELECTRIC UTILITIES
Great Plains Energy Inc.	1,494,637	45,287,501	0.80
IDACORP Inc.	349,241	30,708,761	0.54
OGE Energy Corp.	1,384,592	49,886,850	0.88
Other securities[a]		66,957,247	1.19

		192,840,359	3.41
ELECTRICAL EQUIPMENT
Other securities[a]		41,150,931	0.73

		41,150,931	0.73
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[b,c]	611,937	49,205,854	0.87
Avnet Inc.	852,910	33,519,363	0.59
Jabil Inc.	1,242,265	35,466,666	0.63
Other securities[a]		164,564,943	2.91

		282,756,826	5.00
ENERGY EQUIPMENT & SERVICES
Transocean Ltd.[b,c]	2,711,127	29,171,727	0.52
Other securities[a]		113,158,262	2.00

		142,329,989	2.52
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Hospitality Properties Trust	1,139,095	32,452,817	0.57

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
Medical Properties Trust Inc.[c]	2,523,328	$33,131,297	0.59%
Omega Healthcare Investors Inc.[c]	1,367,591	43,639,829	0.77
Senior Housing Properties Trust[c]	1,647,218	32,203,112	0.57
Other securities[a]		330,356,128	5.84

		471,783,183	8.34
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	265,184	29,024,389	0.51
Other securities[a]		22,981,402	0.41

		52,005,791	0.92
FOOD PRODUCTS
Hain Celestial Group Inc. (The)[b,c]	719,146	29,592,858	0.52
Ingredion Inc.	263,301	31,764,633	0.56
Other securities[a]		122,434,696	2.17

		183,792,187	3.25
GAS UTILITIES
Atmos Energy Corp.	735,326	61,649,732	1.09
UGI Corp.	1,201,988	56,325,158	1.00
Other securities[a]		82,601,433	1.45

		200,576,323	3.54
HEALTH CARE EQUIPMENT & SUPPLIES
STERIS PLC	588,853	52,054,605	0.92
Teleflex Inc.	131,174	31,740,173	0.56
Other securities[a]		56,418,992	1.00

		140,213,770	2.48
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		90,939,431	1.61

		90,939,431	1.61
HEALTH CARE TECHNOLOGY
Other securities[a]		17,831,243	0.31

		17,831,243	0.31
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		29,464,585	0.52

		29,464,585	0.52
HOUSEHOLD DURABLES
Toll Brothers Inc.	1,054,319	43,722,609	0.77
Other securities[a]		87,143,122	1.54

		130,865,731	2.31

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS
Other securities[a]		$7,502,973	0.13%

		7,502,973	0.13
INSURANCE
Alleghany Corp.[b]	103,936	57,581,583	1.02
American Financial Group Inc./OH	476,023	49,244,579	0.87
First American Financial Corp.	767,781	38,366,017	0.68
Old Republic International Corp.	1,699,594	33,465,006	0.59
Reinsurance Group of America Inc.	446,983	62,367,538	1.10
WR Berkley Corp.	664,015	44,316,361	0.78
Other securities[a]		137,661,823	2.44

		423,002,907	7.48
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		8,653,363	0.15

		8,653,363	0.15
INTERNET SOFTWARE & SERVICES
Other securities[a]		13,206,543	0.23

		13,206,543	0.23
IT SERVICES
Leidos Holdings Inc.	985,094	58,337,267	1.03
Teradata Corp.[b,c]	873,815	29,526,209	0.52
Other securities[a]		53,684,636	0.95

		141,548,112	2.50
LEISURE PRODUCTS
Brunswick Corp./DE	614,885	34,415,113	0.61
Other securities[a]		21,938,400	0.39

		56,353,513	1.00
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		45,258,931	0.80

		45,258,931	0.80
MACHINERY
AGCO Corp.	457,024	33,714,661	0.60
Trinity Industries Inc.	1,049,456	33,477,646	0.59
Other securities[a]		137,551,593	2.43

		204,743,900	3.62
MARINE
Other securities[a]		24,561,099	0.43

		24,561,099	0.43

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$90,711,010	1.60%

		90,711,010	1.60
METALS & MINING
Reliance Steel & Aluminum Co.	505,270	38,486,416	0.68
Other securities[a]		91,692,610	1.62

		130,179,026	2.30
MULTI-UTILITIES
Vectren Corp.	575,096	37,824,064	0.67
Other securities[a]		29,343,431	0.52

		67,167,495	1.19
MULTILINE RETAIL
Other securities[a]		24,599,745	0.43

		24,599,745	0.43
OIL, GAS & CONSUMABLE FUELS
HollyFrontier Corp.	1,229,176	44,213,461	0.78
Other securities[a]		146,203,892	2.58

		190,417,353	3.36
PAPER & FOREST PRODUCTS
Other securities[a]		45,997,431	0.81

		45,997,431	0.81
PERSONAL PRODUCTS
Edgewell Personal Care Co.[b]	395,104	28,751,718	0.51
Other securities[a]		13,714,981	0.24

		42,466,699	0.75
PHARMACEUTICALS
Other securities[a]		66,136,261	1.17

		66,136,261	1.17
PROFESSIONAL SERVICES
ManpowerGroup Inc.	462,508	54,492,693	0.96

		54,492,693	0.96
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	314,200	38,803,700	0.69

		38,803,700	0.69
ROAD & RAIL
Ryder System Inc.	367,429	31,066,122	0.55
Other securities[a]		28,082,520	0.50

		59,148,642	1.05

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		$107,095,406	1.89%

		107,095,406	1.89
SOFTWARE
Other securities[a]		29,987,643	0.53

		29,987,643	0.53
SPECIALTY RETAIL
Other securities[a]		170,958,253	3.02

		170,958,253	3.02
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		15,046,667	0.27

		15,046,667	0.27
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		7,437,877	0.13

		7,437,877	0.13
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp. Inc.	3,390,909	43,708,817	0.77

		43,708,817	0.77
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		33,153,369	0.59

		33,153,369	0.59
WATER UTILITIES
Other securities[a]		19,633,876	0.35

		19,633,876	0.35
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		17,732,434	0.31

		17,732,434	0.31
TOTAL COMMON STOCKS
(Cost: $5,056,602,105)		5,665,001,320	100.12

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32% [d,e,f]	514,095,238	514,249,467	9.09

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97% [d,e]	5,839,515	$5,839,515	0.10%

		520,088,982	9.19
TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 520,021,903)		520,088,982	9.19

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,576,624,008)[g]		6,185,090,302	109.31
Other Assets, Less Liabilities		(526,722,231)	(9.31)

NET ASSETS		$5,658,368,071	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $5,699,601,192. Net unrealized appreciation was $485,850,638, of which $865,402,266 represented gross unrealized appreciation on investments and $379,551,628 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	361,654,016	152,441,222	[b]	—	514,095,238	$514,249,467	$(27,012)	$(31,896)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	6,584,634	—		(745,119)[b]	5,839,515	5,839,515	—	—	35,064

						$520,088,982	$(27,012)	$(31,896)	$35,064

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
S&P MidCap 400 E-Mini	48	Dec 2017	$8,619	$361,528

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,665,001,320	$—	$—	$5,665,001,320
Money market funds	520,088,982	—	—	520,088,982

Total	$6,185,090,302	$—	$—	$6,185,090,302

Derivative financial instruments[a]:
Assets:
Futures contracts	$361,528	$—	$—	$361,528

Total	$361,528	$—	$—	$361,528

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Mercury Systems Inc.[a]	580,881	$30,136,106	0.66%
Other securities[b]		41,471,492	0.90

		71,607,598	1.56
AIR FREIGHT & LOGISTICS
Other securities[b]		14,033,025	0.31

		14,033,025	0.31
AIRLINES
Hawaiian Holdings Inc.[a,c]	646,345	24,270,255	0.53
Other securities[b]		19,992,455	0.43

		44,262,710	0.96
AUTO COMPONENTS
Dorman Products Inc.[a,c]	366,035	26,215,427	0.57
LCI Industries	301,092	34,881,508	0.76
Other securities[b]		19,541,497	0.43

		80,638,432	1.76
AUTOMOBILES
Other securities[b]		15,580,876	0.34

		15,580,876	0.34
BANKS
First Financial Bankshares Inc.	801,446	36,225,359	0.79
Glacier Bancorp. Inc.	647,156	24,436,611	0.53
United Community Banks Inc./GA	884,287	25,237,551	0.55
Other securities[b]		331,878,817	7.22

		417,778,338	9.09
BEVERAGES
Other securities[b]		5,700,762	0.12

		5,700,762	0.12
BIOTECHNOLOGY
Ligand Pharmaceuticals Inc.[a,c]	252,760	34,413,274	0.75
Other securities[b]		94,298,159	2.05

		128,711,433	2.80
BUILDING PRODUCTS
Simpson Manufacturing Co. Inc.	507,729	24,899,030	0.54
Trex Co. Inc.[a,c]	356,158	32,079,151	0.70
Other securities[b]		107,873,108	2.35

		164,851,289	3.59

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Evercore Inc. Class A	475,386	$38,149,726	0.83%
Other securities[b]		38,946,064	0.85

		77,095,790	1.68
CHEMICALS
Balchem Corp.	387,072	31,465,083	0.68
Ingevity Corp.[a]	508,310	31,754,126	0.69
Quaker Chemical Corp.	161,211	23,851,167	0.52
Other securities[b]		61,741,906	1.35

		148,812,282	3.24
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.	585,031	31,574,123	0.69
Tetra Tech Inc.	684,917	31,882,886	0.69
Other securities[b]		109,016,967	2.37

		172,473,976	3.75
COMMUNICATIONS EQUIPMENT
Lumentum Holdings Inc.[a,c]	742,685	40,364,930	0.88
Other securities[b]		46,547,379	1.01

		86,912,309	1.89
CONSTRUCTION & ENGINEERING
Other securities[b]		8,130,629	0.18

		8,130,629	0.18
CONSTRUCTION MATERIALS
Other securities[b]		9,436,326	0.21

		9,436,326	0.21
CONSUMER FINANCE
Other securities[b]		13,908,033	0.30

		13,908,033	0.30
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		20,475,786	0.45

		20,475,786	0.45
DIVERSIFIED TELECOMMUNICATION SERVICES
Cogent Communications Holdings Inc.	499,540	24,427,506	0.53
Other securities[b]		29,610,156	0.65

		54,037,662	1.18
ELECTRICAL EQUIPMENT
Other securities[b]		14,745,536	0.32

		14,745,536	0.32

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
II-VI Inc.[a]	673,909	$27,731,355	0.60%
Itron Inc.[a]	410,895	31,823,818	0.69
Other securities[b]		115,362,161	2.52

		174,917,334	3.81
ENERGY EQUIPMENT & SERVICES
U.S. Silica Holdings Inc.	980,655	30,468,951	0.66
Other securities[b]		30,673,845	0.67

		61,142,796	1.33
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
EastGroup Properties Inc.	413,915	36,474,190	0.79
Lexington Realty Trust	2,622,944	26,806,488	0.58
Other securities[b]		266,816,624	5.82

		330,097,302	7.19
FOOD & STAPLES RETAILING
Other securities[b]		11,903,444	0.26

		11,903,444	0.26
FOOD PRODUCTS
B&G Foods Inc.	805,393	25,651,767	0.56
Other securities[b]		39,839,183	0.87

		65,490,950	1.43
GAS UTILITIES
South Jersey Industries Inc.	962,596	33,238,440	0.72

		33,238,440	0.72
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	428,483	40,350,244	0.88
ICU Medical Inc.[a,c]	181,479	33,727,872	0.73
Integra LifeSciences Holdings Corp.[a,c]	490,273	24,748,981	0.54
Merit Medical Systems Inc.[a]	604,968	25,620,395	0.56
Neogen Corp.[a]	461,470	35,745,466	0.78
Other securities[b]		126,320,150	2.75

		286,513,108	6.24
HEALTH CARE PROVIDERS & SERVICES
AMN Healthcare Services Inc.[a,c]	580,730	26,539,361	0.58
Other securities[b]		103,565,272	2.25

		130,104,633	2.83

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[b]		$50,460,537	1.10%

		50,460,537	1.10
HOTELS, RESTAURANTS & LEISURE
Dave & Buster’s Entertainment Inc.[a]	509,616	26,744,648	0.58
Marriott Vacations Worldwide Corp.	206,862	25,760,525	0.56
Scientific Games Corp. Class Aa,c	636,834	29,198,839	0.64
Other securities[b]		61,958,599	1.35

		143,662,611	3.13
HOUSEHOLD DURABLES
iRobot Corp.[a,c]	334,782	25,798,301	0.56
TopBuild Corp.[a]	430,445	28,052,101	0.61
Other securities[b]		46,027,560	1.00

		99,877,962	2.17
HOUSEHOLD PRODUCTS
Other securities[b]		32,566,349	0.71

		32,566,349	0.71
INDUSTRIAL CONGLOMERATES
Other securities[b]		8,187,610	0.18

		8,187,610	0.18
INSURANCE
Other securities[b]		30,343,108	0.66

		30,343,108	0.66
INTERNET & DIRECT MARKETING RETAIL
Other securities[b]		45,250,313	0.99

		45,250,313	0.99
INTERNET SOFTWARE & SERVICES
Stamps.com Inc.[a,c]	189,902	38,483,640	0.84
Other securities[b]		40,507,095	0.88

		78,990,735	1.72
IT SERVICES
Other securities[b]		43,504,274	0.95

		43,504,274	0.95
LEISURE PRODUCTS
Other securities[b]		20,449,969	0.45

		20,449,969	0.45
LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		25,050,003	0.55

		25,050,003	0.55

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
MACHINERY
John Bean Technologies Corp.[c]	381,783	$38,598,261	0.84%
Proto Labs Inc.[a,c]	298,646	23,981,274	0.52
Other securities[b]		183,385,958	3.99

		245,965,493	5.35
MEDIA
Other securities[b]		11,218,985	0.24

		11,218,985	0.24
METALS & MINING
Other securities[b]		11,935,030	0.26

		11,935,030	0.26
MORTGAGE REAL ESTATE INVESTMENT
Other securities[b]		5,553,450	0.12

		5,553,450	0.12
MULTILINE RETAIL
Ollie’s Bargain Outlet Holdings Inc.[a,c]	595,071	27,611,294	0.60

		27,611,294	0.60
OIL, GAS & CONSUMABLE FUELS
Other securities[b]		50,198,507	1.09

		50,198,507	1.09
PAPER & FOREST PRODUCTS
Other securities[b]		18,132,675	0.39

		18,132,675	0.39
PERSONAL PRODUCTS
Other securities[b]		8,414,271	0.18

		8,414,271	0.18
PHARMACEUTICALS
Nektar Therapeutics[a,c]	1,094,828	26,275,872	0.57
Supernus Pharmaceuticals Inc.[a]	612,497	24,499,880	0.53
Other securities[b]		51,346,457	1.12

		102,122,209	2.22
PROFESSIONAL SERVICES
WageWorks Inc.[a,c]	480,843	29,187,170	0.64
Other securities[b]		60,624,583	1.32

		89,811,753	1.96
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		11,636,455	0.25

		11,636,455	0.25

Security	Shares	Value	% of Net Assets
ROAD & RAIL
Other securities[b]		$25,421,435	0.55%

		25,421,435	0.55
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Energy Industries Inc.[a,c]	482,495	38,966,296	0.85
Cabot Microelectronics Corp.	306,501	24,498,625	0.53
MKS Instruments Inc.	655,723	61,933,037	1.35
Power Integrations Inc.	359,181	26,292,049	0.57
Other securities[b]		129,636,279	2.82

		281,326,286	6.12
SOFTWARE
TiVo Corp.	1,471,853	29,216,282	0.64
Other securities[b]		126,635,780	2.75

		155,852,062	3.39
SPECIALTY RETAIL
Children’s Place Inc. (The)	213,654	25,243,220	0.55
Five Below Inc.[a]	666,795	36,593,710	0.80
Other securities[b]		48,139,825	1.04

		109,976,755	2.39
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[b]		17,166,491	0.37

		17,166,491	0.37
TEXTILES, APPAREL & LUXURY GOODS
Other securities[b]		24,659,133	0.54

		24,659,133	0.54
THRIFTS & MORTGAGE FINANCE
Other securities[b]		119,217,767	2.60

		119,217,767	2.60
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		20,848,598	0.45

		20,848,598	0.45
WATER UTILITIES
Other securities[b]		32,659,403	0.71

		32,659,403	0.71

TOTAL COMMON STOCKS
(Cost: $ 3,843,932,144)		4,590,672,322	99.93

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32% [d,e,f]	468,188,899	$468,329,355	10.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97% [d,e]	6,577,384	6,577,384	0.14

		474,906,739	10.34

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 474,809,699)		474,906,739	10.34

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,318,741,843)[g]		5,065,579,061	110.27
Other Assets, Less Liabilities		(471,810,091)	(10.27)

NET ASSETS		$4,593,768,970	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $4,362,460,710. Net unrealized appreciation was $703,319,610, of which $925,647,329 represented gross unrealized appreciation on investments and $222,327,719 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	421,606,240	46,582,659	[b]	—	468,188,899	$468,329,355	$(10,006)	$(36,003)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	4,403,243	2,174,141	[b]	—	6,577,384	6,577,384	—	—	17,641

						$474,906,739	$(10,006)	$(36,003)	$17,641

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
E-mini Russell 2000	44	Dec 2017	$3,284	$201,259

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,590,672,322	$—	$—	$4,590,672,322
Money market funds	474,906,739	—	—	474,906,739

Total	$5,065,579,061	$—	$—	$5,065,579,061

Derivative financial instruments[a]:
Assets:
Futures contracts	$201,259	$—	$—	$201,259

Total	$201,259	$—	$—	$201,259

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Moog Inc. Class Aa	415,562	$34,670,338	0.72%
Triumph Group Inc.[b]	640,941	19,067,995	0.40
Other securities[c]		66,775,337	1.38

		120,513,670	2.50
AIR FREIGHT & LOGISTICS
Atlas Air Worldwide Holdings Inc.[a,b]	323,880	21,311,304	0.44
Other securities[c]		32,305,464	0.67

		53,616,768	1.11
AIRLINES
SkyWest Inc.	669,585	29,394,781	0.61

		29,394,781	0.61
AUTO COMPONENTS
Cooper-Standard Holdings Inc.[a,b]	204,565	23,723,403	0.49
Other securities[c]		61,219,258	1.27

		84,942,661	1.76
BANKS
Banner Corp.	425,216	26,057,236	0.54
Hope Bancorp Inc.	1,646,470	29,158,984	0.60
Old National Bancorp./IN	1,750,341	32,031,240	0.66
Other securities[c]		198,687,309	4.12

		285,934,769	5.92
BEVERAGES
Other securities[c]		6,848,336	0.14

		6,848,336	0.14
BIOTECHNOLOGY
Myriad Genetics Inc.[a,b]	883,951	31,981,347	0.66
Other securities[c]		37,765,622	0.79

		69,746,969	1.45
BUILDING PRODUCTS
Other securities[c]		28,575,035	0.59

		28,575,035	0.59
CAPITAL MARKETS
Interactive Brokers Group Inc. Class A	913,872	41,160,795	0.85
Other securities[c]		70,482,105	1.46

		111,642,900	2.31

Security	Shares	Value	% of Net Assets
CHEMICALS
HB Fuller Co.	646,434	$37,531,958	0.78%
Other securities[c]		95,827,496	1.98

		133,359,454	2.76
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		121,162,987	2.51

		121,162,987	2.51
COMMUNICATIONS EQUIPMENT
Viavi Solutions Inc.[a]	2,939,023	27,803,158	0.58
Other securities[c]		44,231,626	0.91

		72,034,784	1.49
CONSTRUCTION & ENGINEERING
Other securities[c]		27,053,721	0.56

		27,053,721	0.56
CONSTRUCTION MATERIALS
Other securities[c]		4,877,783	0.10

		4,877,783	0.10
CONSUMER FINANCE
FirstCash Inc.	610,353	38,543,792	0.80
Other securities[c]		62,285,726	1.29

		100,829,518	2.09
CONTAINERS & PACKAGING
Other securities[c]		6,070,242	0.13

		6,070,242	0.13
DISTRIBUTORS
Core-Mark Holding Co. Inc.	595,705	19,145,959	0.40

		19,145,959	0.40
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		20,521,569	0.43

		20,521,569	0.43
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		54,843,649	1.14

		54,843,649	1.14
ELECTRIC UTILITIES
ALLETE Inc.	650,009	50,239,196	1.04
El Paso Electric Co.	519,702	28,713,535	0.60

		78,952,731	1.64
ELECTRICAL EQUIPMENT
Other securities[c]		33,379,919	0.69

		33,379,919	0.69

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.[a]	370,166	$31,464,110	0.65%
Benchmark Electronics Inc.[a]	639,317	21,832,675	0.45
Insight Enterprises Inc.[a]	460,728	21,156,630	0.44
OSI Systems Inc.[a,b]	226,783	20,721,163	0.43
Plexus Corp.[a,b]	433,998	24,338,608	0.50
Sanmina Corp.[a,b]	969,612	36,021,086	0.75
Other securities[c]		85,043,621	1.77

		240,577,893	4.99
ENERGY EQUIPMENT & SERVICES
Other securities[c]		137,674,886	2.85

		137,674,886	2.85
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Chesapeake Lodging Trust[b]	770,737	20,786,777	0.43
Kite Realty Group Trust	1,069,584	21,659,076	0.45
Other securities[c]		149,765,579	3.10

		192,211,432	3.98
FOOD & STAPLES RETAILING
Other securities[c]		22,441,308	0.46

		22,441,308	0.46
FOOD PRODUCTS
Darling Ingredients Inc.[a,b]	2,106,592	36,907,492	0.76
Other securities[c]		44,060,319	0.92

		80,967,811	1.68
GAS UTILITIES
Northwest Natural Gas Co.	370,199	23,840,816	0.49
Spire Inc.	620,479	46,318,757	0.96

		70,159,573	1.45
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[c]		123,916,598	2.57

		123,916,598	2.57
HEALTH CARE PROVIDERS & SERVICES
Amedisys Inc.[a,b]	364,914	20,420,587	0.42
Chemed Corp.	96,443	19,486,308	0.40
Select Medical Holdings Corp.[a]	1,373,626	26,373,619	0.55
Other securities[c]		129,147,325	2.68

		195,427,839	4.05

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[c]		$13,757,236	0.28%

		13,757,236	0.28
HOTELS, RESTAURANTS & LEISURE
Boyd Gaming Corp.	1,054,463	27,468,761	0.57
Penn National Gaming Inc.[a,b]	955,197	22,342,058	0.46
Other securities[c]		64,074,322	1.33

		113,885,141	2.36
HOUSEHOLD DURABLES
Meritage Homes Corp.[a,b]	486,136	21,584,438	0.45
Other securities[c]		68,087,742	1.41

		89,672,180	1.86
HOUSEHOLD PRODUCTS
Other securities[c]		7,643,889	0.16

		7,643,889	0.16
INDUSTRIAL CONGLOMERATES
Other securities[c]		6,382,800	0.13

		6,382,800	0.13
INSURANCE
American Equity Investment Life Holding Co.	1,046,053	30,419,221	0.63
Horace Mann Educators Corp.	521,700	20,528,895	0.43
ProAssurance Corp.	686,852	37,536,462	0.78
Selective Insurance Group Inc.	750,666	40,423,364	0.84
Other securities[c]		140,086,083	2.89

		268,994,025	5.57
INTERNET & DIRECT MARKETING RETAIL
Other securities[c]		6,021,552	0.12

		6,021,552	0.12
INTERNET SOFTWARE & SERVICES
Other securities[c]		29,525,551	0.61

		29,525,551	0.61
IT SERVICES
CACI International Inc. Class Aa,b	312,757	43,582,688	0.90
Other securities[c]		74,921,180	1.56

		118,503,868	2.46

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[c]		$31,193,543	0.65%

		31,193,543	0.65
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		7,233,820	0.15

		7,233,820	0.15
MACHINERY
Barnes Group Inc.	279,579	19,693,545	0.41
Mueller Industries Inc.	744,317	26,013,879	0.54
SPX FLOW Inc.[a,b]	546,316	21,065,945	0.44
Other securities[c]		212,506,134	4.40

		279,279,503	5.79
MARINE
Other securities[c]		15,593,713	0.32

		15,593,713	0.32
MEDIA
Other securities[c]		67,852,351	1.41

		67,852,351	1.41
METALS & MINING
Kaiser Aluminum Corp.	216,850	22,365,909	0.46
Other securities[c]		56,448,304	1.17

		78,814,213	1.63
MORTGAGE REAL ESTATE INVESTMENT
Other securities[c]		42,353,089	0.88

		42,353,089	0.88
MULTI-UTILITIES
Avista Corp.	823,544	42,634,873	0.88

		42,634,873	0.88
MULTILINE RETAIL
Other securities[c]		18,239,672	0.38

		18,239,672	0.38
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		63,642,570	1.32

		63,642,570	1.32
PAPER & FOREST PRODUCTS
KapStone Paper and Packaging Corp.	1,117,617	24,017,589	0.50
Other securities[c]		66,677,800	1.38

		90,695,389	1.88
PERSONAL PRODUCTS
Other securities[c]		8,248,597	0.17

		8,248,597	0.17

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Impax Laboratories Inc.[a,b]	952,595	$19,337,678	0.40%
Nektar Therapeutics[a,b]	846,620	20,318,880	0.42
Other securities[c]		36,043,265	0.75

		75,699,823	1.57
PROFESSIONAL SERVICES
Korn/Ferry International	740,231	29,187,308	0.60
Other securities[c]		75,659,205	1.57

		104,846,513	2.17
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		27,215,186	0.56

		27,215,186	0.56
ROAD & RAIL
Other securities[c]		35,021,538	0.73

		35,021,538	0.73
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[c]		83,514,556	1.73

		83,514,556	1.73
SOFTWARE
Other securities[c]		30,272,960	0.63

		30,272,960	0.63
SPECIALTY RETAIL
Lithia Motors Inc. Class A	307,307	36,972,105	0.77
Other securities[c]		236,141,951	4.89

		273,114,056	5.66
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		28,394,671	0.59

		28,394,671	0.59
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	1,243,341	35,870,388	0.74
Other securities[c]		70,623,612	1.47

		106,494,000	2.21
THRIFTS & MORTGAGE FINANCE
Other securities[c]		42,940,114	0.89

		42,940,114	0.89
TOBACCO
Other securities[c]		18,681,003	0.39

		18,681,003	0.39
TRADING COMPANIES & DISTRIBUTORS
Kaman Corp.	357,490	19,940,792	0.41
Other securities[c]		21,993,381	0.46

		41,934,173	0.87

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value	% of Net Assets
WATER UTILITIES
Other securities[c]		$12,121,607	0.25%

		12,121,607	0.25
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		4,124,422	0.09

		4,124,422	0.09

TOTAL COMMON STOCKS
(Cost: $ 4,287,002,216)		4,811,367,742	99.71

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	424,295,441	424,422,729	8.79
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	7,167,232	7,167,232	0.15

		431,589,961	8.94

TOTAL SHORT-TERM INVESTMENTS
(Cost: $431,520,024)		431,589,961	8.94

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,718,522,240)[g]	$5,242,957,703	108.65%
Other Assets, Less Liabilities	(417,303,604)	(8.65)

NET ASSETS	$4,825,654,099	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2017. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $4,897,281,077. Net unrealized appreciation was $346,070,026, of which $844,564,760 represented gross unrealized appreciation on investments and $498,494,734 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	455,185,756	—	(30,890,315)[b]	424,295,441	$424,422,729	$(16,461)	$(36,542)	$	— [c]
BlackRock Cash Funds: Treasury, SL Agency Shares	9,336,360	—	(2,169,128)[b]	7,167,232	7,167,232	—	—		26,068

					$431,589,961	$(16,461)	$(36,542)		$26,068

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
E-mini Russell 2000	193	Dec 2017	$14,406	$393,400

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,804,828,885	$6,537,083	$1,774	$4,811,367,742
Money market funds	431,589,961	—	—	431,589,961

Total	$5,236,418,846	$6,537,083	$1,774	$5,242,957,703

Derivative financial instruments[a]:
Assets:
Futures contracts	$393,400	$—	$—	$393,400

Total	$393,400	$—	$—	$393,400

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$4,361,589,780	$14,326,722,898	$11,962,766,756
Affiliated (Note 2)	23,089,360	232,566,974	171,830,683

Total cost of investments in securities	$4,384,679,140	$14,559,289,872	$12,134,597,439

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,830,702,023	$19,141,603,185	$13,747,388,664
Affiliated (Note 2)	26,742,621	245,710,837	209,604,138
Cash pledged to broker for futures contracts	350,640	1,370,340	1,325,360
Cash	—	1,889,845	—
Receivables:
Dividends and interest	4,261,554	15,041,530	16,314,019
Capital shares sold	—	120,696	—
Futures variation margin	29,400	115,080	111,300

Total Assets	4,862,086,238	19,405,851,513	13,974,743,481

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	650,641	178,450,438	55,465,585
Capital shares redeemed	55,591	—	—
Investment advisory fees (Note 2)	797,807	2,837,125	2,020,874

Total Liabilities	1,504,039	181,287,563	57,486,459

NET ASSETS	$4,860,582,199	$19,224,563,950	$13,917,257,022

Net assets consist of:
Paid-in capital	$4,565,707,305	$15,099,261,105	$12,503,505,108
Undistributed net investment income	931,958	3,789,167	5,123,115
Accumulated net realized loss	(179,005,453)	(707,226,335)	(414,382,166)
Net unrealized appreciation	472,948,389	4,828,740,013	1,823,010,965

NET ASSETS	$4,860,582,199	$19,224,563,950	$13,917,257,022

Shares outstanding[b]	43,650,000	134,000,000	128,950,000

Net asset value per share	$111.35	$143.47	$107.93

[a]	Securities on loan with values of $641,438, $174,894,984 and $54,079,142, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$5,863,761,107	$5,056,602,105	$3,843,932,144
Affiliated (Note 2)	447,810,067	520,021,903	474,809,699

Total cost of investments in securities	$6,311,571,174	$5,576,624,008	$4,318,741,843

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,977,648,153	$5,665,001,320	$4,590,672,322
Affiliated (Note 2)	447,873,236	520,088,982	474,906,739
Cash pledged to broker for futures contracts	360,470	360,510	404,000
Cash	—	331,723	—
Receivables:
Investment securities sold	64,015,829	8,999,599	145,294
Dividends and interest	6,676,197	6,090,997	4,447,418
Capital shares sold	—	—	844,096
Futures variation margin	9,180	9,339	1,877

Total Assets	7,496,583,065	6,200,882,470	5,071,421,746

LIABILITIES
Payables:
Investment securities purchased	81,586,526	26,176,203	7,499,786
Collateral for securities on loan (Note 1)	442,418,288	514,207,649	468,218,731
Capital shares redeemed	147,661	995,125	1,027,965
Investment advisory fees (Note 2)	1,364,638	1,135,422	906,294

Total Liabilities	525,517,113	542,514,399	477,652,776

NET ASSETS	$6,971,065,952	$5,658,368,071	$4,593,768,970

Net assets consist of:
Paid-in capital	$5,843,660,736	$5,129,063,368	$3,824,477,891
Undistributed (distributions in excess of) net investment income	(2,589,919)	(3,101,462)	2,140,988
Undistributed net realized gain (accumulated net realized loss)	15,774,956	(76,421,657)	20,111,614
Net unrealized appreciation	1,114,220,179	608,827,822	747,038,477

NET ASSETS	$6,971,065,952	$5,658,368,071	$4,593,768,970

Shares outstanding[b]	34,450,000	37,050,000	27,950,000

Net asset value per share	$202.35	$152.72	$164.36

[a]	Securities on loan with values of $434,468,729, $503,503,446 and $458,961,497, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$4,287,002,216
Affiliated (Note 2)	431,520,024

Total cost of investments in securities	$4,718,522,240

Investments in securities, at fair value (including securities on loana)(Note 1):
Unaffiliated	$4,811,367,742
Affiliated (Note 2)	431,589,961
Cash pledged to broker for futures contracts	416,000
Receivables:
Investment securities sold	25,493,370
Dividends and interest	4,997,734
Futures variation margin	1,868

Total Assets	5,273,866,675

LIABILITIES
Payables:
Investment securities purchased	22,916,462
Collateral for securities on loan (Note 1)	424,354,693
Investment advisory fees (Note 2)	941,421

Total Liabilities	448,212,576

NET ASSETS	$4,825,654,099

Net assets consist of:
Paid-in capital	$4,492,702,830
Undistributed net investment income	2,822,461
Accumulated net realized loss	(194,700,055)
Net unrealized appreciation	524,828,863

NET ASSETS	$4,825,654,099

Shares outstanding[b]	32,550,000

Net asset value per share	$148.25

[a]	Securities on loan with a value of $413,991,305. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$53,364,208	$155,773,765	$174,425,697
Dividends — affiliated (Note 2)	254,350	583,125	1,459,377
Interest — unaffiliated	1,397	3,605	4,208
Securities lending income — affiliated — net (Note 2)	3,269	388,159	65,493

Total investment income	53,623,224	156,748,654	175,954,775

EXPENSES
Investment advisory fees (Note 2)	4,776,928	16,374,390	12,175,533
Proxy fees	104,126	379,833	293,277

Total expenses	4,881,054	16,754,223	12,468,810

Net investment income	48,742,170	139,994,431	163,485,965

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,312,704)	26,521,959	(27,180,366)
Investments — affiliated (Note 2)	(2,532)	(18,069)	(31,319)
In-kind redemptions — unaffiliated	110,713,679	395,873,456	212,944,419
In-kind redemptions — affiliated (Note 2)	323,500	902,009	2,792,467
Futures contracts	914,135	2,058,156	2,456,166

Net realized gain	101,636,078	425,337,511	190,981,367

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	191,110,103	1,124,351,481	287,110,481
Investments — affiliated (Note 2)	2,495,719	5,074,082	13,027,083
Futures contracts	189,785	733,617	636,890

Net change in unrealized appreciation/depreciation	193,795,607	1,130,159,180	300,774,454

Net realized and unrealized gain	295,431,685	1,555,496,691	491,755,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$344,173,855	$1,695,491,122	$655,241,786

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$35,872,013	$48,662,863	$26,047,693
Dividends — affiliated (Note 2)	40,973	35,064	17,641
Interest — unaffiliated	723	945	583
Securities lending income — affiliated — net (Note 2)	915,236	1,438,507	1,205,083

Total investment income	36,828,945	50,137,379	27,271,000

EXPENSES
Investment advisory fees (Note 2)	8,100,707	7,066,382	5,409,152
Proxy fees	140,840	128,027	91,424

Total expenses	8,241,547	7,194,409	5,500,576

Net investment income	28,587,398	42,942,970	21,770,424

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	77,241,894	(27,660,276)	32,187,433
Investments — affiliated (Note 2)	(11,419)	(27,012)	(10,006)
In-kind redemptions — unaffiliated	230,561,236	208,183,327	142,845,343
Futures contracts	266,368	54,613	252,057

Net realized gain	308,058,079	180,550,652	175,274,827

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	82,315,018	(26,990,030)	127,748,609
Investments — affiliated (Note 2)	(34,271)	(31,896)	(36,003)
Futures contracts	210,059	272,644	70,731

Net change in unrealized appreciation/depreciation	82,490,806	(26,749,282)	127,783,337

Net realized and unrealized gain	390,548,885	153,801,370	303,058,164

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$419,136,283	$196,744,340	$324,828,588

[a]	Net of foreign withholding tax of $14,199, $12,989 and $ —, respectively.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

iShares S&P Small-Cap 600 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$33,839,238
Dividends — affiliated (Note 2)	24,068
Interest — unaffiliated	882
Securities lending income — affiliated — net (Note 2)	3,980,946

Total investment income	37,845,134

EXPENSES
Investment advisory fees (Note 2)	5,750,636
Proxy fees	101,165

Total expenses	5,851,801

Net investment income	31,993,333

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(36,087,438)
Investments — affiliated (Note 2)	(16,461)
In-kind redemptions — unaffiliated	142,061,895
Futures contracts	105,589

Net realized gain	106,063,585

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	194,178,061
Investments — affiliated (Note 2)	(36,542)
Futures contracts	240,584

Net change in unrealized appreciation/depreciation	194,382,103

Net realized and unrealized gain	300,445,688

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$332,439,021

[a]	Net of foreign withholding tax of $6,942.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,742,170	$92,655,708	$139,994,431	$215,217,676
Net realized gain	101,636,078	202,030,436	425,337,511	869,923,146
Net change in unrealized appreciation/depreciation	193,795,607	405,127,670	1,130,159,180	993,460,943

Net increase in net assets resulting from operations	344,173,855	699,813,814	1,695,491,122	2,078,601,765

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,810,212)	(94,268,919)	(136,205,264)	(221,013,015)

Total distributions to shareholders	(47,810,212)	(94,268,919)	(136,205,264)	(221,013,015)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	539,933,720	1,238,511,958	1,971,354,990	3,002,062,374
Cost of shares redeemed	(587,792,197)	(1,778,216,898)	(832,049,441)	(2,050,887,045)

Net increase (decrease) in net assets from capital share transactions	(47,858,477)	(539,704,940)	1,139,305,549	951,175,329

INCREASE IN NET ASSETS	248,505,166	65,839,955	2,698,591,407	2,808,764,079

NET ASSETS
Beginning of period	4,612,077,033	4,546,237,078	16,525,972,543	13,717,208,464

End of period	$4,860,582,199	$4,612,077,033	$19,224,563,950	$16,525,972,543

Undistributed net investment income included in net assets at end of period	$931,958	$—	$3,789,167	$—

SHARES ISSUED AND REDEEMED
Shares sold	5,050,000	12,700,000	14,400,000	24,200,000
Shares redeemed	(5,450,000)	(18,400,000)	(6,000,000)	(16,900,000)

Net increase (decrease) in shares outstanding	(400,000)	(5,700,000)	8,400,000	7,300,000

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$163,485,965	$268,870,979	$28,587,398	$58,271,016
Net realized gain	190,981,367	778,011,700	308,058,079	376,376,592
Net change in unrealized appreciation/depreciation	300,774,454	866,806,907	82,490,806	521,725,443

Net increase in net assets resulting from operations	655,241,786	1,913,689,586	419,136,283	956,373,051

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(158,362,850)	(273,124,825)	(31,177,317)	(66,898,839)

Total distributions to shareholders	(158,362,850)	(273,124,825)	(31,177,317)	(66,898,839)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	588,984,400	5,132,809,786	975,671,864	1,282,558,305
Cost of shares redeemed	(812,079,872)	(2,790,728,965)	(646,622,703)	(941,392,880)

Net increase (decrease) in net assets from capital share transactions	(223,095,472)	2,342,080,821	329,049,161	341,165,425

INCREASE IN NET ASSETS	273,783,464	3,982,645,582	717,008,127	1,230,639,637

NET ASSETS
Beginning of period	13,643,473,558	9,660,827,976	6,254,057,825	5,023,418,188

End of period	$13,917,257,022	$13,643,473,558	$6,971,065,952	$6,254,057,825

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,123,115	$—	$(2,589,919)	$—

SHARES ISSUED AND REDEEMED
Shares sold	5,600,000	51,500,000	4,950,000	7,150,000
Shares redeemed	(7,800,000)	(27,800,000)	(3,250,000)	(5,300,000)

Net increase (decrease) in shares outstanding	(2,200,000)	23,700,000	1,700,000	1,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$42,942,970	$83,133,895	$21,770,424	$33,955,315
Net realized gain	180,550,652	516,663,289	175,274,827	356,519,105
Net change in unrealized appreciation/depreciation	(26,749,282)	379,049,988	127,783,337	379,818,769

Net increase in net assets resulting from operations	196,744,340	978,847,172	324,828,588	770,293,189

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,044,432)	(91,588,280)	(19,629,436)	(35,683,449)

Total distributions to shareholders	(46,044,432)	(91,588,280)	(19,629,436)	(35,683,449)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	164,337,631	2,917,432,562	383,511,554	1,273,042,639
Cost of shares redeemed	(899,699,780)	(1,895,990,640)	(469,688,386)	(764,600,448)

Net increase (decrease) in net assets from capital share transactions	(735,362,149)	1,021,441,922	(86,176,832)	508,442,191

INCREASE (DECREASE) IN NET ASSETS	(584,662,241)	1,908,700,814	219,022,320	1,243,051,931

NET ASSETS
Beginning of period	6,243,030,312	4,334,329,498	4,374,746,650	3,131,694,719

End of period	$5,658,368,071	$6,243,030,312	$4,593,768,970	$4,374,746,650

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,101,462)	$—	$2,140,988	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,100,000	20,600,000	2,450,000	8,850,000
Shares redeemed	(6,100,000)	(13,500,000)	(3,050,000)	(5,500,000)

Net increase (decrease) in shares outstanding	(5,000,000)	7,100,000	(600,000)	3,350,000

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Small-Cap 600 Value ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,993,333	$62,405,707
Net realized gain	106,063,585	445,493,690
Net change in unrealized appreciation/depreciation	194,382,103	345,996,575

Net increase in net assets resulting from operations	332,439,021	853,895,972

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,170,872)	(64,137,671)

Total distributions to shareholders	(29,170,872)	(64,137,671)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	212,872,159	2,371,621,386
Cost of shares redeemed	(559,699,199)	(1,726,637,347)

Net increase (decrease) in net assets from capital share transactions	(346,827,040)	644,984,039

INCREASE (DECREASE) IN NET ASSETS	(43,558,891)	1,434,742,340

NET ASSETS
Beginning of period	4,869,212,990	3,434,470,650

End of period	$4,825,654,099	$4,869,212,990

Undistributed net investment income included in net assets at end of period	$2,822,461	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	17,700,000
Shares redeemed	(4,050,000)	(12,900,000)

Net increase (decrease) in shares outstanding	(2,550,000)	4,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$104.70	$91.38	$90.25	$82.83	$70.50	$64.12

Income from investment operations:
Net investment income[a]	1.10	2.02	1.91	1.80	1.62	1.46
Net realized and unrealized gain[b]	6.64	13.38	1.14	7.39	12.36	6.38

Total from investment operations	7.74	15.40	3.05	9.19	13.98	7.84

Less distributions from:
Net investment income	(1.09)	(2.08)	(1.92)	(1.77)	(1.65)	(1.46)

Total distributions	(1.09)	(2.08)	(1.92)	(1.77)	(1.65)	(1.46)

Net asset value, end of period	$111.35	$104.70	$91.38	$90.25	$82.83	$70.50

Total return	7.42%[c]	17.03%	3.43%	11.13%	20.01%	12.41%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,860,582	$4,612,077	$4,546,237	$4,417,885	$4,013,215	$4,032,811
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.04%	2.08%	2.12%	2.04%	2.11%	2.25%
Portfolio turnover rate[e]	2%[c]	4%	7%	6%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$131.58	$115.95	$113.96	$99.77	$82.45	$75.40

Income from investment operations:
Net investment income[a]	1.07	1.82	1.72	1.64	1.45	1.41
Net realized and unrealized gain[b]	11.85	15.66	2.06	14.14	17.30	7.08

Total from investment operations	12.92	17.48	3.78	15.78	18.75	8.49

Less distributions from:
Net investment income	(1.03)	(1.85)	(1.79)	(1.59)	(1.43)	(1.44)

Total distributions	(1.03)	(1.85)	(1.79)	(1.59)	(1.43)	(1.44)

Net asset value, end of period	$143.47	$131.58	$115.95	$113.96	$99.77	$82.45

Total return	9.84%[c]	15.21%	3.36%	15.89%	22.87%	11.41%

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,224,564	$16,525,973	$13,717,208	$12,797,391	$9,887,237	$6,889,084
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.54%	1.50%	1.51%	1.51%	1.57%	1.85%
Portfolio turnover rate[e]	2%[c]	24%	24%	26%	25%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$104.03	$89.91	$92.53	$86.87	$73.87	$64.97

Income from investment operations:
Net investment income[a]	1.27	2.31	2.25	2.09	1.83	1.63
Net realized and unrealized gain (loss)[b]	3.87	14.11	(2.70)	5.65	13.00	8.86

Total from investment operations	5.14	16.42	(0.45)	7.74	14.83	10.49

Less distributions from:
Net investment income	(1.24)	(2.30)	(2.17)	(2.08)	(1.83)	(1.59)

Total distributions	(1.24)	(2.30)	(2.17)	(2.08)	(1.83)	(1.59)

Net asset value, end of period	$107.93	$104.03	$89.91	$92.53	$86.87	$73.87

Total return	4.97%[c]	18.44%	(0.44)%	8.93%	20.27%	16.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,917,257	$13,643,474	$9,660,828	$8,133,643	$6,658,905	$5,602,665
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.42%	2.37%	2.51%	2.30%	2.28%	2.47%
Portfolio turnover rate[e]	3%[c]	21%	25%	25%	26%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$190.96	$162.57	$171.45	$153.10	$128.13	$112.48

Income from investment operations:
Net investment income[a]	0.84	1.85	1.57	1.52	1.34	1.08
Net realized and unrealized gain (loss)[b]	11.46	28.64	(8.68)	18.40	25.07	15.73

Total from investment operations	12.30	30.49	(7.11)	19.92	26.41	16.81

Less distributions from:
Net investment income	(0.91)	(2.10)	(1.77)	(1.57)	(1.44)	(1.16)

Total distributions	(0.91)	(2.10)	(1.77)	(1.57)	(1.44)	(1.16)

Net asset value, end of period	$202.35	$190.96	$162.57	$171.45	$153.10	$128.13

Total return	6.45%[c]	18.85%	(4.15)%	13.08%	20.72%	15.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,971,066	$6,254,058	$5,023,418	$5,306,402	$4,669,692	$3,677,400
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.86%	1.05%	0.96%	0.97%	0.95%	0.95%
Portfolio turnover rate[e]	11%[c]	54%	44%	50%	41%	46%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$148.47	$124.02	$131.04	$120.40	$100.86	$85.47

Income from investment operations:
Net investment income[a]	1.12	2.20	2.22	2.01	1.77	1.70
Net realized and unrealized gain (loss)[b]	4.36	24.64	(7.00)	10.73	19.56	15.42

Total from investment operations	5.48	26.84	(4.78)	12.74	21.33	17.12

Less distributions from:
Net investment income	(1.23)	(2.39)	(2.24)	(2.10)	(1.79)	(1.73)

Total distributions	(1.23)	(2.39)	(2.24)	(2.10)	(1.79)	(1.73)

Net asset value, end of period	$152.72	$148.47	$124.02	$131.04	$120.40	$100.86

Total return	3.71%[c]	21.81%	(3.60)%	10.65%	21.31%	20.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,658,368	$6,243,030	$4,334,329	$4,324,321	$3,720,476	$2,889,589
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.51%	1.61%	1.82%	1.61%	1.62%	1.96%
Portfolio turnover rate[e]	9%[c]	38%	33%	42%	34%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$153.23	$124.27	$130.16	$118.89	$93.95	$82.58

Income from investment operations:
Net investment income[a]	0.78	1.30	1.46	1.07	0.82	1.08
Net realized and unrealized gain (loss)[b]	11.05	29.02	(5.79)	11.27	24.94	11.41

Total from investment operations	11.83	30.32	(4.33)	12.34	25.76	12.49

Less distributions from:
Net investment income	(0.70)	(1.36)	(1.56)	(1.07)	(0.82)	(1.12)

Total distributions	(0.70)	(1.36)	(1.56)	(1.07)	(0.82)	(1.12)

Net asset value, end of period	$164.36	$153.23	$124.27	$130.16	$118.89	$93.95

Total return	7.74%[c]	24.49%	(3.33)%	10.45%	27.49%	15.29%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,593,769	$4,374,747	$3,131,695	$3,442,821	$2,871,137	$1,855,601
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.01%	0.94%	1.17%	0.90%	0.75%	1.30%
Portfolio turnover rate[e]	9%[c]	52%	45%	50%	52%	47%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of period	$138.72	$113.35	$118.82	$113.42	$90.00	$78.54

Income from investment operations:
Net investment income[a]	0.97	1.91	1.59	1.72	1.40	1.44
Net realized and unrealized gain (loss)[b]	9.45	25.38	(5.45)	5.48	23.45	11.58

Total from investment operations	10.42	27.29	(3.86)	7.20	24.85	13.02

Less distributions from:
Net investment income	(0.89)	(1.92)	(1.61)	(1.80)	(1.43)	(1.56)

Total distributions	(0.89)	(1.92)	(1.61)	(1.80)	(1.43)	(1.56)

Net asset value, end of period	$148.25	$138.72	$113.35	$118.82	$113.42	$90.00

Total return	7.54%[c]	24.19%	(3.22)%	6.42%	27.75%	16.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,825,654	$4,869,213	$3,434,471	$3,475,595	$3,198,331	$2,205,080
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.39%	1.50%	1.43%	1.51%	1.36%	1.83%
Portfolio turnover rate[e]	8%[c]	48%	39%	41%	38%	44%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P 100
Merrill Lynch, Pierce, Fenner & Smith	$641,438	$641,438	$—

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P 500 Growth
Barclays Capital Inc.	$1,082,808	$1,082,808	$—
BNP Paribas New York Branch	2,448,172	2,448,172	—
BNP Paribas Prime Brokerage Inc.	1,596,914	1,596,914	—
BNP Paribas Prime Brokerage International Ltd.	9,137,943	9,137,943	—
Citigroup Global Markets Inc.	12,423,669	12,423,669	—
Credit Suisse Securities (USA) LLC	3,367,133	3,367,133	—
Deutsche Bank Securities Inc.	11,907,219	11,907,219	—
Goldman Sachs & Co.	18,141,026	18,141,026	—
HSBC Bank PLC	6,644,015	6,644,015	—
JPMorgan Securities LLC	40,894,809	40,894,809	—
Merrill Lynch, Pierce, Fenner & Smith	10,415,521	10,415,521	—
Mizuho Securities USA Inc.	1,494,409	1,494,409	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	14,826,781	14,826,781	—
Nomura Securities International Inc.	2,777,650	2,777,650	—
State Street Bank & Trust Company	11,096,411	11,096,411	—
UBS AG	8,157	8,157	—
Wells Fargo Securities LLC	26,632,347	26,632,347	—

	$174,894,984	$174,894,984	$—

S&P 500 Value
Citigroup Global Markets Inc.	$12,199,673	$12,199,673	$—
Deutsche Bank Securities Inc.	3,251,770	3,251,770	—
Goldman Sachs & Co.	3,553,324	3,553,324	—
HSBC Bank PLC	321,219	321,219	—
Jefferies LLC	15,615	15,615	—
JPMorgan Securities LLC	5,412,540	5,412,540	—
Merrill Lynch, Pierce, Fenner & Smith	10,726,430	10,726,430	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	9,890	9,890	—
Nomura Securities International Inc.	16,398	16,398	—
State Street Bank & Trust Company	2,589,060	2,589,060	—
UBS Securities LLC	2,688,902	2,688,902	—
Wells Fargo Securities LLC	13,294,321	13,294,321	—

	$54,079,142	$54,079,142	$—

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P Mid-Cap 400 Growth
Barclays Capital Inc.	$1,704,662	$1,704,662	$—
BNP Paribas New York Branch	4,125,683	4,125,683	—
BNP Paribas Prime Brokerage International Ltd.	549,109	549,109	—
Citigroup Global Markets Inc.	32,485,563	32,485,563	—
Credit Suisse Securities (USA) LLC	27,797,625	27,797,625	—
Deutsche Bank Securities Inc.	7,481,384	7,481,384	—
Goldman Sachs & Co.	70,508,207	70,508,207	—
HSBC Bank PLC	3,179,512	3,179,512	—
Jefferies LLC	4,667,903	4,667,903	—
JPMorgan Securities LLC	75,032,447	75,032,447	—
Merrill Lynch, Pierce, Fenner & Smith	51,566,276	51,566,276	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	80,125,567	80,125,567	—
National Financial Services LLC	7,583,029	7,583,029	—
Nomura Securities International Inc.	14,966,250	14,966,250	—
SG Americas Securities LLC	7,968	7,968	—
State Street Bank & Trust Company	27,774,678	27,774,678	—
UBS AG	3,303,894	3,303,894	—
UBS Securities LLC	11,574,130	11,574,130	—
Wells Fargo Bank, National Association	251,196	251,196	—
Wells Fargo Securities LLC	9,783,646	9,783,646	—

	$434,468,729	$434,468,729	$—

S&P Mid-Cap 400 Value
Barclays Capital Inc.	$13,163,461	$13,163,461	$—
BNP Paribas New York Branch	2,066,055	2,066,055	—
BNP Paribas Prime Brokerage Inc.	1,758,098	1,758,098	—
BNP Paribas Prime Brokerage International Ltd.	728,856	728,856	—
Citigroup Global Markets Inc.	39,354,198	39,354,198	—
Credit Suisse Securities (USA) LLC	10,116,603	10,116,603	—
Deutsche Bank Securities Inc.	40,333,595	40,333,595	—
Goldman Sachs & Co.	92,182,479	92,182,479	—
HSBC Bank PLC	6,915,181	6,915,181	—
Jefferies LLC	3,765,690	3,765,690	—
JPMorgan Securities LLC	92,233,896	92,233,896	—
Merrill Lynch, Pierce, Fenner & Smith	16,747,451	16,747,451	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	82,020,890	82,020,890	—
National Financial Services LLC	9,592,278	9,592,278	—
Nomura Securities International Inc.	1,144,403	1,144,403	—
Scotia Capital (USA) Inc.	275,679	275,679	—
SG Americas Securities LLC	6,519,697	6,519,697	—
State Street Bank & Trust Company	69,032,357	69,032,357	—
Timber Hill LLC	117,268	117,268	—
UBS AG	3,017,937	3,017,937	—
UBS Securities LLC	10,563,403	10,563,403	—
Wells Fargo Securities LLC	1,853,971	1,853,971	—

	$503,503,446	$503,503,446	$—

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P Small-Cap 600 Growth
Barclays Capital Inc.	$5,141,754	$5,141,754	$—
BNP Paribas New York Branch	8,695,649	8,695,649	—
BNP Paribas Prime Brokerage Inc.	6,820,951	6,820,951	—
BNP Paribas Prime Brokerage International Ltd.	2,616,541	2,616,541	—
Citigroup Global Markets Inc.	28,798,131	28,798,131	—
Credit Suisse Securities (USA) LLC	25,752,902	25,752,902	—
Deutsche Bank Securities Inc.	29,025,093	29,025,093	—
Goldman Sachs & Co.	109,556,105	109,556,105	—
HSBC Bank PLC	3,701,845	3,701,845	—
Jefferies LLC	1,111,465	1,111,465	—
JPMorgan Securities LLC	64,368,974	64,368,974	—
Merrill Lynch, Pierce, Fenner & Smith	17,632,053	17,632,053	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	80,545,958	80,545,958	—
National Financial Services LLC	28,188,421	28,188,421	—
Nomura Securities International Inc.	1,248,057	1,248,057	—
RBC Capital Markets LLC	10,350,502	10,350,502	—
Scotia Capital (USA) Inc.	13,950	13,053	(897)
SG Americas Securities LLC	210,648	210,648	—
State Street Bank & Trust Company	17,030,283	17,030,283	—
Timber Hill LLC	96,425	96,425	—
UBS AG	4,116,623	4,116,623	—
UBS Securities LLC	10,091,728	10,091,728	—
Wells Fargo Securities LLC	3,847,439	3,847,439	—

	$458,961,497	$458,960,600	$(897)

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
S&P Small-Cap 600 Value
Barclays Capital Inc.	$10,083,586	$10,083,586	$—
BNP Paribas New York Branch	14,645,427	14,645,427	—
BNP Paribas Prime Brokerage Inc.	31,052	31,052	—
BNP Paribas Prime Brokerage International Ltd.	4,321,106	4,321,106	—
Citigroup Global Markets Inc.	31,556,961	31,556,961	—
Credit Suisse Securities (USA) LLC	20,342,531	20,342,531	—
Deutsche Bank Securities Inc.	26,524,038	26,524,038	—
Goldman Sachs & Co.	59,246,162	59,246,162	—
HSBC Bank PLC	6,479,722	5,775,170	(704,552)
Jefferies LLC	6,479,431	6,479,431	—
JPMorgan Securities LLC	61,000,595	61,000,595	—
Merrill Lynch, Pierce, Fenner & Smith	42,510,256	42,510,256	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	90,879,372	90,879,372	—
National Financial Services LLC	20,759,907	20,759,907	—
Nomura Securities International Inc.	1,478,211	1,478,211	—
Scotia Capital (USA) Inc.	100,898	100,898	—
SG Americas Securities LLC	703,886	703,886	—
State Street Bank & Trust Company	919,969	919,969	—
UBS AG	1,660,347	1,660,347	—
UBS Securities LLC	4,834,295	4,834,295	—
Wells Fargo Securities LLC	9,433,553	9,433,553	—

	$413,991,305	$413,286,753	$(704,552)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

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iSHARES® TRUST

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.25%	First $5 billion
0.24	Over $5 billion, up to and including $7.5 billion
0.23	Over $7.5 billion, up to and including $10 billion
0.21	Over $10 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
S&P 100	$1,609
S&P 500 Growth	187,128
S&P 500 Value	33,406
S&P Mid-Cap 400 Growth	426,337
S&P Mid-Cap 400 Value	656,404
S&P Small-Cap 600 Growth	560,193
S&P Small-Cap 600 Value	1,644,058

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
S&P 100	$6,420,742	$2,272,178
S&P 500 Growth	193,855,639	49,136,317
S&P 500 Value	84,258,882	53,300,045
S&P Mid-Cap 400 Growth	169,344,834	144,558,393
S&P Mid-Cap 400 Value	156,247,866	165,289,712
S&P Small-Cap 600 Growth	49,227,400	114,198,505
S&P Small-Cap 600 Value	70,909,510	54,484,511

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
S&P 100	$96,630,031	$96,747,903
S&P 500 Growth	473,300,080	420,257,081
S&P 500 Value	464,694,987	416,304,442
S&P Mid-Cap 400 Growth	751,953,580	702,617,491
S&P Mid-Cap 400 Value	614,154,392	540,626,817
S&P Small-Cap 600 Growth	401,574,245	394,805,492
S&P Small-Cap 600 Value	373,940,330	363,832,459

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$538,186,706	$583,973,465
S&P 500 Growth	1,965,904,337	829,625,094
S&P 500 Value	586,233,202	808,589,957
S&P Mid-Cap 400 Growth	962,579,102	634,644,033
S&P Mid-Cap 400 Value	155,095,595	856,770,651
S&P Small-Cap 600 Growth	377,559,011	461,160,690
S&P Small-Cap 600 Value	201,728,019	527,970,940

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of September 30, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$182,885	$715,863	$615,602	$269,964

Assets
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$361,528	$201,259	$393,400

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended September 30, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$914,135	$2,058,156	$2,456,166	$266,368

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$189,785	$733,617	$636,890	$210,059

	Net Realized Gain (Loss)
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$54,613	$252,057	$105,589

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$272,644	$70,731	$240,584

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2017:

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Average value of contracts purchased	$8,430,508	$28,533,043	$31,074,563	$10,278,197

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Average value of contracts purchased	$9,167,063	$5,458,842	$10,120,190

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of March 31, 2017, the Funds’ fiscal year end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
S&P 100	$108,511,685	$119,632,717	$3,268,822	$231,413,224
S&P 500 Growth	255,179,474	396,740,439	370,536,779	1,022,456,692
S&P 500 Value	—	297,203,283	55,268,179	352,471,462
S&P Mid-Cap 400 Growth	111,552,316	128,724,253	—	240,276,569
S&P Mid-Cap 400 Value	44,951,099	75,748,059	13,207,083	133,906,241
S&P Small-Cap 600 Growth	93,332,729	7,322,106	10,658,983	111,313,818
S&P Small-Cap 600 Value	—	118,428,822	—	118,428,822

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a `flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares S&P 100 ETF and iShares S&P 500 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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Contracts (Continued)

iSHARES® TRUST

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory

Contracts (Continued)

iSHARES® TRUST

relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board

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pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares S&P 500 Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed

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BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares S&P Mid-Cap 400 Growth ETF and iShares S&P Mid-Cap 400 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

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Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as

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compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the

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detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Continued)

iSHARES® TRUST

appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Board Review and Approval of Investment Advisory

Contracts (Continued)

iSHARES® TRUST

Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 100	$1.084342	$—	$0.001629	$1.085971	100%	—%	0%[a]	100%
S&P 500 Growth	1.010878	—	0.015394	1.026272	99	—	1	100
S&P 500 Value	1.231219	—	0.006810	1.238029	99	—	1	100
S&P Mid-Cap 400 Growth	0.838540	—	0.073571	0.912111	92	—	8	100
S&P Mid-Cap 400 Value	1.173953	—	0.055576	1.229529	95	—	5	100
S&P Small-Cap 600 Growth	0.675421	—	0.028143	0.703564	96	—	4	100
S&P Small-Cap 600 Value	0.865464	—	0.026412	0.891876	97	—	3	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	91

Notes:

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-301-0917

SEPTEMBER 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares U.S. Aerospace & Defense ETF | ITA | BATS
➢	iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
➢	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
➢	iShares U.S. Home Construction ETF | ITB | BATS
➢	iShares U.S. Insurance ETF | IAK | NYSE Arca
➢	iShares U.S. Medical Devices ETF | IHI | NYSE Arca
➢	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | BATS
➢	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
➢	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
➢	iShares U.S. Real Estate ETF | IYR | NYSE Arca
➢	iShares U.S. Regional Banks ETF | IAT | NYSE Arca
➢	iShares U.S. Telecommunications ETF | IYZ | BATS

Fund Performance Overview

iSHARES® U.S. AEROSPACE & DEFENSE ETF

Performance as of September 30, 2017

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 20.31%, net of fees, while the total return for the Index was 20.55%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	39.45%	39.46%	40.06%	39.45%	39.46%	40.06%
5 Years	23.89%	23.91%	24.38%	191.83%	192.04%	197.69%
10 Years	11.21%	11.22%	11.66%	189.25%	189.61%	201.22%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,203.10	$2.43	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Aerospace & Defense	95.85%
Leisure Products	1.61
Industrial Machinery	1.59
IT Consulting & Other Services	0.95

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Boeing Co. (The)	10.14%
United Technologies Corp.	7.87
Lockheed Martin Corp.	7.37
General Dynamics Corp.	6.40
Raytheon Co.	6.19
Northrop Grumman Corp.	6.11
Rockwell Collins Inc.	3.85
Textron Inc.	3.33
L3 Technologies Inc.	3.28
TransDigm Group Inc.	2.98

TOTAL	57.52%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

Performance as of September 30, 2017

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 12.14%, net of fees, while the total return for the Index was 12.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	39.99%	40.02%	40.64%	39.99%	40.02%	40.64%
5 Years	22.84%	22.85%	23.23%	179.71%	179.84%	184.20%
10 Years	2.49%	2.50%	2.78%	27.83%	27.97%	31.55%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,121.40	$2.34	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Investment Banking & Brokerage	71.05%
Financial Exchanges & Data	27.56
Asset Management & Custody Banks	1.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Goldman Sachs Group Inc. (The)	10.48%
Morgan Stanley	9.46
Charles Schwab Corp. (The)	8.70
CME Group Inc.	7.97
Intercontinental Exchange Inc.	7.50
TD Ameritrade Holding Corp.	4.78
E*TRADE Financial Corp.	4.61
CBOE Holdings Inc.	4.51
Raymond James Financial Inc.	4.47
Nasdaq Inc.	4.00

TOTAL	66.48%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

Performance as of September 30, 2017

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 10.31%, net of fees, while the total return for the Index was 10.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.39%	19.42%	19.78%	19.39%	19.42%	19.78%
5 Years	17.00%	17.00%	17.48%	119.29%	119.29%	123.75%
10 Years	9.86%	9.86%	10.28%	156.00%	156.00%	166.09%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,103.10	$2.32	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Managed Health Care	49.17%
Health Care Services	24.08
Health Care Facilities	18.64
Health Care Technology	3.40
Life Sciences Tools & Services	2.32
Diversified Support Services	1.66
Health Care Distributors	0.73

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

UnitedHealth Group Inc.	13.58%
Aetna Inc.	6.77
Anthem Inc.	6.50
Cigna Corp.	6.43
Express Scripts Holding Co.	5.56
Humana Inc.	5.29
HCA Healthcare Inc.	4.34
Centene Corp.	3.74
Laboratory Corp. of America Holdings	3.36
Quest Diagnostics Inc.	2.92

TOTAL	58.49%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. HOME CONSTRUCTION ETF

Performance as of September 30, 2017

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 14.50%, net of fees, while the total return for the Index was 14.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	33.16%	33.23%	33.71%	33.16%	33.23%	33.71%
5 Years	13.99%	14.00%	14.50%	92.43%	92.53%	96.80%
10 Years	7.08%	7.05%	7.92%	98.17%	97.68%	114.29%
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,145.00	$2.37	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Homebuilding	65.51%
Building Products	14.77
Home Improvement Retail	9.09
Home Furnishings	3.68
Trading Companies & Distributors	2.37
Specialty Chemicals	2.25
Construction Materials	1.23
Forest Products	1.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

DR Horton Inc.	12.45%
Lennar Corp. Class A	9.93
NVR Inc.	9.25
PulteGroup Inc.	7.17
Toll Brothers Inc.	6.03
Home Depot Inc. (The)	4.35
Lowe’s Companies Inc.	2.99
CalAtlantic Group Inc.	2.80
TopBuild Corp.	2.36
Sherwin-Williams Co. (The)	2.25

TOTAL	59.58%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. INSURANCE ETF

Performance as of September 30, 2017

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 6.32%, net of fees, while the total return for the Index was 6.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.55%	22.54%	23.02%	22.55%	22.54%	23.02%
5 Years	16.74%	16.74%	17.25%	116.86%	116.86%	121.63%
10 Years	3.51%	3.51%	3.96%	41.22%	41.14%	47.42%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.20	$2.28	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Property & Casualty Insurance	44.68%
Life & Health Insurance	32.69
Multi-line Insurance	17.10
Insurance Brokers	2.99
Other Diversified Financial Services	1.33
Reinsurance	1.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Chubb Ltd.	9.21%
MetLife Inc.	7.88
American International Group Inc.	7.85
Prudential Financial Inc.	6.60
Travelers Companies Inc. (The)	5.10
Allstate Corp. (The)	5.02
Aflac Inc.	4.85
Progressive Corp. (The)	4.36
Hartford Financial Services Group Inc. (The)	3.25
Principal Financial Group Inc.	2.83

TOTAL	56.95%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. MEDICAL DEVICES ETF

Performance as of September 30, 2017

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 10.42%, net of fees, while the total return for the Index was 10.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.43%	15.48%	15.92%	15.43%	15.48%	15.92%
5 Years	20.24%	20.26%	20.73%	151.34%	151.56%	156.54%
10 Years	11.22%	11.22%	11.74%	189.60%	189.73%	203.55%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,104.20	$2.32	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Health Care Equipment	86.30%
Life Sciences Tools & Services	12.10
Other**	1.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Medtronic PLC	10.18%
Abbott Laboratories	9.43
Thermo Fisher Scientific Inc.	8.03
Danaher Corp.	6.15
Stryker Corp.	5.54
Becton Dickinson and Co.	5.40
Boston Scientific Corp.	5.05
Intuitive Surgical Inc.	4.94
Baxter International Inc.	4.20
Zimmer Biomet Holdings Inc.	3.41

TOTAL	62.33%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

Performance as of September 30, 2017

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was -3.43%, net of fees, while the total return for the Index was -3.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.55)%	(3.52)%	(3.14)%	(3.55)%	(3.52)%	(3.14)%
5 Years	(0.56)%	(0.55)%	(0.16)%	(2.76)%	(2.73)%	(0.80)%
10 Years	0.75%	0.75%	1.16%	7.73%	7.81%	12.28%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$965.70	$2.17	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Oil & Gas Exploration & Production	72.44%
Oil & Gas Refining & Marketing	24.02
Oil & Gas Storage & Transportation	3.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

ConocoPhillips	11.19%
EOG Resources Inc.	10.26
Phillips 66	7.23
Valero Energy Corp.	6.24
Marathon Petroleum Corp.	5.21
Anadarko Petroleum Corp.	5.03
Pioneer Natural Resources Co.	4.61
Concho Resources Inc.	3.60
Devon Energy Corp.	3.54
Apache Corp.	3.20

TOTAL	60.11%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

Performance as of September 30, 2017

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was -13.36%, net of fees, while the total return for the Index was -13.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.48)%	(7.50)%	(7.46)%	(7.48)%	(7.50)%	(7.46)%
5 Years	(5.80)%	(5.81)%	(5.59)%	(25.81)%	(25.85)%	(25.00)%
10 Years	(4.69)%	(4.69)%	(4.45)%	(38.14)%	(38.13)%	(36.59)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$866.40	$2.06	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Oil & Gas Equipment & Services	76.18%
Oil & Gas Drilling	22.21
Industrial Machinery	1.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Schlumberger Ltd.	15.82%
Halliburton Co.	10.15
Baker Hughes a GE Co.	6.00
National Oilwell Varco Inc.	5.73
TechnipFMC PLC	5.29
Helmerich & Payne Inc.	3.61
Patterson-UTI Energy Inc.	3.28
Transocean Ltd.	3.21
Weatherford International PLC	3.16
Core Laboratories NV	3.09

TOTAL	59.34%

*	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. PHARMACEUTICALS ETF

Performance as of September 30, 2017

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 4.57%, net of fees, while the total return for the Index was 4.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.08%	6.14%	6.31%	6.08%	6.14%	6.31%
5 Years	13.36%	13.35%	13.70%	87.19%	87.12%	90.04%
10 Years	12.80%	12.79%	13.27%	233.64%	233.21%	247.53%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.70	$2.26	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Pharmaceuticals	90.21%
Biotechnology	9.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

Johnson & Johnson	10.01%
Pfizer Inc.	8.63
Merck & Co. Inc.	7.78
Bristol-Myers Squibb Co.	6.69
Eli Lilly & Co.	6.13
Allergan PLC	5.20
Zoetis Inc.	4.13
Mylan NV	3.21
Perrigo Co. PLC	2.96
Jazz Pharmaceuticals PLC	2.54

TOTAL	57.28%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® U.S. REAL ESTATE ETF

Performance as of September 30, 2017

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 3.59%, net of fees, while the total return for the Index was 3.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.29%	3.29%	3.76%	3.29%	3.29%	3.76%
5 Years	8.64%	8.63%	9.21%	51.34%	51.27%	55.35%
10 Years	4.81%	4.82%	5.27%	59.93%	60.13%	67.07%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,035.90	$2.25	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Specialized REITs	30.12%
Retail REITs	13.92
Residential REITs	13.27
Office REITs	10.32
Health Care REITs	9.65
Industrial REITs	5.47
Diversified REITs	5.40
Mortgage REITs	4.70
Hotel & Resort REITs	4.60
Real Estate Services	2.11
Real Estate Development	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

American Tower Corp.	5.70%
Simon Property Group Inc.	4.86
Crown Castle International Corp.	3.95
Equinix Inc.	3.38
Prologis Inc.	3.28
Public Storage	3.11
Welltower Inc.	2.52
Weyerhaeuser Co.	2.49
AvalonBay Communities Inc.	2.40
Equity Residential	2.35

TOTAL	34.04%

*	Excludes money market funds.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. REGIONAL BANKS ETF

Performance as of September 30, 2017

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was 6.29%, net of fees, while the total return for the Index was 6.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	36.27%	36.27%	36.89%	36.27%	36.27%	36.89%
5 Years	15.13%	15.13%	15.64%	102.24%	102.23%	106.76%
10 Years	2.45%	2.45%	2.86%	27.41%	27.34%	32.55%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,062.90	$2.28	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Regional Banks	82.35%
Diversified Banks	15.58
Thrifts & Mortgage Finance	2.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

U.S. Bancorp.	15.58%
PNC Financial Services Group Inc. (The)	11.82
BB&T Corp.	6.94
SunTrust Banks Inc.	5.25
M&T Bank Corp.	4.48
Fifth Third Bancorp.	3.77
KeyCorp	3.74
Citizens Financial Group Inc.	3.47
Regions Financial Corp.	3.33
First Republic Bank/CA	2.95

TOTAL	61.33%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® U.S. TELECOMMUNICATIONS ETF

Performance as of September 30, 2017

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended September 30, 2017, the total return for the Fund was -4.50%, net of fees, while the total return for the Index was -4.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.71)%	(2.72)%	(2.76)%	(2.71)%	(2.72)%	(2.76)%
5 Years	6.27%	6.26%	6.43%	35.51%	35.46%	36.59%
10 Years	1.86%	1.85%	2.11%	20.25%	20.16%	23.24%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Beginning Account Value (4/1/17)	Ending Account Value (9/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$955.00	$2.16	$1,000.00	$1,022.90	$2.23	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

ALLOCATION BY SECTOR

As of 9/30/17

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	71.99%
Wireless Telecommunication Services	28.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/17

Security	Percentage of Total Investments*

AT&T Inc.	11.06%
Verizon Communications Inc.	10.60
Level 3 Communications Inc.	6.54
T-Mobile U.S. Inc.	6.53
CenturyLink Inc.	6.09
Sprint Corp.	5.26
Telephone & Data Systems Inc.	4.80
Shenandoah Telecommunications Co.	4.62
Vonage Holdings Corp.	4.52
Consolidated Communications Holdings Inc.	4.46

TOTAL	64.48%

*	Excludes money market funds.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on April 1, 2017 and held through September 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 95.82%
AAR Corp.	1,139,451	$43,048,459
Aerojet Rocketdyne Holdings Inc.[a,b]	1,917,399	67,128,139
Aerovironment Inc.[a,b]	782,274	42,336,669
Arconic Inc.	4,648,762	115,661,199
Astronics Corp.[a,b]	1,074,171	31,956,587
Axon Enterprise Inc.[a,b]	1,853,955	42,029,160
Boeing Co. (The)	1,745,134	443,630,514
BWX Technologies Inc.	1,591,148	89,136,111
Cubic Corp.	906,964	46,255,164
Curtiss-Wright Corp.	794,983	83,107,523
DigitalGlobe Inc.[a,b]	1,574,017	55,484,099
Engility Holdings Inc.[a]	910,620	31,580,302
Esterline Technologies Corp.[a]	654,606	59,012,731
General Dynamics Corp.	1,360,988	279,791,913
HEICO Corp. Class Ab	932,681	71,070,292
HEICO Corp.[b]	651,814	58,539,415
Hexcel Corp.	1,528,134	87,745,454
Huntington Ingalls Industries Inc.	539,207	122,098,033
KLX Inc.[a,b]	1,221,529	64,655,530
Kratos Defense & Security Solutions Inc.[a,b]	3,193,213	41,767,226
L3 Technologies Inc.	762,000	143,583,660
Lockheed Martin Corp.	1,039,522	322,553,281
Mercury Systems Inc.[a]	1,185,181	61,487,190
Moog Inc. Class Aa	770,801	64,307,928
Northrop Grumman Corp.	928,428	267,127,304
Orbital ATK Inc.	854,626	113,801,998
Raytheon Co.	1,452,228	270,956,700
Rockwell Collins Inc.	1,288,301	168,393,824
Spirit AeroSystems Holdings Inc. Class A	1,469,478	114,207,830
Teledyne Technologies Inc.[a,b]	570,985	90,889,392
Textron Inc.	2,703,260	145,651,649
TransDigm Group Inc.	509,898	130,355,424
Triumph Group Inc.[b]	1,655,346	49,246,544
United Technologies Corp.	2,966,161	344,311,969
Wesco Aircraft Holdings Inc.[a,b]	3,168,616	29,784,990

		4,192,694,203

Security	Shares	Value
INDUSTRIAL MACHINERY — 1.59%
RBC Bearings Inc.[a,b]	554,660	$69,415,699

		69,415,699
IT CONSULTING & OTHER SERVICES — 0.95%
ManTech International Corp./VA Class A	947,760	41,843,604

		41,843,604
LEISURE PRODUCTS — 1.61%
American Outdoor Brands Corp.[a,b]	2,127,164	32,439,251
Sturm Ruger & Co. Inc.[b]	733,025	37,897,393

		70,336,644

TOTAL COMMON STOCKS
(Cost: $3,633,909,061)		4,374,290,150

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	134,897,550	134,938,019
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	2,282,295	2,282,295

		137,220,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,212,793)		137,220,314

TOTAL INVESTMENTS IN SECURITIES — 103.11%
(Cost: $3,771,121,854)[f]		4,511,510,464
Other Assets, Less Liabilities — (3.11)%		(136,144,793)

NET ASSETS — 100.00%		$4,375,365,671

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $3,785,588,231. Net unrealized appreciation was $725,922,233, of which $763,550,398 represented gross unrealized appreciation on investments and $37,628,165 represented gross unrealized depreciation on investments.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	82,630,388	52,267,162	[b]	—	134,897,550	$134,938,019	$(15,733)	$(3,157)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	1,562,511	719,784	[b]	—	2,282,295	2,282,295	—	—	11,729

						$137,220,314	$(15,733)	$(3,157)	$11,729

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,374,290,150	$—	$—	$4,374,290,150
Money market funds	137,220,314	—	—	137,220,314

Total	$4,511,510,464	$—	$—	$4,511,510,464

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

ASSET MANAGEMENT & CUSTODY BANKS — 1.39%
Diamond Hill Investment Group Inc.	10,819	$2,297,415

		2,297,415
FINANCIAL EXCHANGES & DATA — 27.49%
CBOE Holdings Inc.	69,228	7,451,010
CME Group Inc.	97,176	13,184,840
Intercontinental Exchange Inc.	180,396	12,393,205
MarketAxess Holdings Inc.	32,052	5,913,914
Nasdaq Inc.	85,317	6,618,040

		45,561,009
INVESTMENT BANKING & BROKERAGE — 70.89%
BGC Partners Inc. Class A	315,801	4,569,640
Charles Schwab Corp. (The)	328,878	14,385,124
Cowen Inc. Class Aa,b	115,857	2,062,255
E*TRADE Financial Corp.[a]	174,656	7,616,748
Evercore Inc. Class A	55,078	4,420,009
Goldman Sachs Group Inc. (The)	73,059	17,328,864
Greenhill & Co. Inc.	120,654	2,002,856
Interactive Brokers Group Inc. Class A	97,020	4,369,781
INTL. FCStone Inc.[a]	56,914	2,180,944
Investment Technology Group Inc.	91,955	2,035,884
Lazard Ltd. Class A	125,009	5,652,907
LPL Financial Holdings Inc.	101,236	5,220,741
Moelis & Co. Class A	71,818	3,091,765
Morgan Stanley	324,599	15,635,934
Piper Jaffray Companies	42,532	2,524,274
PJT Partners Inc. Class A	57,322	2,196,006
Raymond James Financial Inc.	87,551	7,383,176
Stifel Financial Corp.	89,913	4,806,749
TD Ameritrade Holding Corp.	162,119	7,911,407
Virtu Financial Inc. Class Ab	127,730	2,069,226

		117,464,290

TOTAL COMMON STOCKS
(Cost: $148,716,596)		165,322,714

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	1,728,775	$1,729,293
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	516,444	516,444

		2,245,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,245,623)		2,245,737

TOTAL INVESTMENTS IN SECURITIES — 101.13%
(Cost: $150,962,219)[f]		167,568,451
Other Assets, Less Liabilities — (1.13)%		(1,868,156)

NET ASSETS — 100.00%		$165,700,295

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $151,525,217. Net unrealized appreciation was $16,043,234, of which $19,684,069 represented gross unrealized appreciation on investments and $3,640,835 represented gross unrealized depreciation on investments.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	469,178	1,259,597	[b]	—	1,728,775	$1,729,293	$(440)	$(45)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	267,388	249,056	[b]	—	516,444	516,444	—	—	734

						$2,245,737	$(440)	$(45)	$734

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$165,322,714	$—	$—	$165,322,714
Money market funds	2,245,737	—	—	2,245,737

Total	$167,568,451	$—	$—	$167,568,451

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 101.71%

DIVERSIFIED SUPPORT SERVICES — 1.69%
Healthcare Services Group Inc.	175,969	$9,497,047

		9,497,047
HEALTH CARE DISTRIBUTORS — 0.74%
PharMerica Corp.[a]	141,988	4,160,248

		4,160,248
HEALTH CARE FACILITIES — 18.96%
Acadia Healthcare Co. Inc.[a,b]	195,894	9,355,897
Brookdale Senior Living Inc.[a]	575,998	6,105,579
Capital Senior Living Corp.[a,b]	197,518	2,478,851
Community Health Systems Inc.[a,b]	542,264	4,164,588
Ensign Group Inc. (The)	211,033	4,767,236
HCA Healthcare Inc.[a]	311,664	24,805,338
HealthSouth Corp.	218,944	10,148,054
Kindred Healthcare Inc.	454,664	3,091,715
LifePoint Health Inc.[a]	121,608	7,041,103
National Healthcare Corp.	56,215	3,517,373
Select Medical Holdings Corp.[a]	343,472	6,594,662
Tenet Healthcare Corp.[a,b]	304,128	4,996,823
U.S. Physical Therapy Inc.	62,991	3,870,797
Universal Health Services Inc. Class B	140,032	15,535,150

		106,473,166
HEALTH CARE SERVICES — 24.49%
Amedisys Inc.[a]	103,781	5,807,585
CorVel Corp.[a]	57,804	3,144,538
DaVita Inc.[a]	251,051	14,909,919
Diplomat Pharmacy Inc.[a,b]	226,398	4,688,703
Envision Healthcare Corp.[a,b]	237,326	10,667,804
Express Scripts Holding Co.[a]	501,139	31,732,121
Laboratory Corp. of America Holdings[a]	127,085	19,186,022
LHC Group Inc.[a]	68,934	4,888,799
MEDNAX Inc.[a]	219,251	9,454,103
Premier Inc. Class Aa,b	176,339	5,743,361
Quest Diagnostics Inc.	177,945	16,662,770
Teladoc Inc.[a]	159,240	5,278,806
Tivity Health Inc.[a]	132,164	5,392,291

		137,556,822
HEALTH CARE TECHNOLOGY — 3.46%
Cotiviti Holdings Inc.[a]	143,819	5,174,608
HealthStream Inc.[a,b]	138,704	3,241,513
HMS Holdings Corp.[a,b]	305,698	6,071,162

Security	Shares	Value
Inovalon Holdings Inc. Class Aa,b	288,268	$4,914,969

		19,402,252
LIFE SCIENCES TOOLS & SERVICES — 2.36%
NeoGenomics Inc.[a,b]	309,227	3,441,696
PAREXEL International Corp.[a]	111,469	9,818,190

		13,259,886
MANAGED HEALTH CARE — 50.01%
Aetna Inc.	243,164	38,665,508
Anthem Inc.	195,552	37,131,414
Centene Corp.[a]	220,952	21,381,525
Cigna Corp.	196,446	36,723,615
HealthEquity Inc.[a]	152,751	7,726,146
Humana Inc.	123,994	30,208,658
Magellan Health Inc.[a]	77,491	6,687,473
Molina Healthcare Inc.[a]	119,912	8,245,149
Triple-S Management Corp. Class Ba	131,433	3,112,334
UnitedHealth Group Inc.	396,186	77,593,028
WellCare Health Plans Inc.[a]	77,845	13,369,100

		280,843,950

TOTAL COMMON STOCKS
(Cost: $555,225,736)		571,193,371

SHORT-TERM INVESTMENTS — 4.81%

MONEY MARKET FUNDS — 4.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	26,743,226	26,751,249
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	279,955	279,955

		27,031,204

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

September 30, 2017

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,025,367)	$27,031,204

TOTAL INVESTMENTS IN SECURITIES — 106.52%
(Cost: $582,251,103)[f]	598,224,575
Other Assets, Less Liabilities — (6.52)%	(36,641,721)

NET ASSETS — 100.00%	$561,582,854

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $588,714,011. Net unrealized appreciation was $9,510,564, of which $86,718,023 represented gross unrealized appreciation on investments and $77,207,459 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	43,275,270	—		(16,532,044)[b]	26,743,226	$26,751,249	$313	$(3,641)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	262,129	17,826	[b]	—	279,955	279,955	—	—	1,973

						$27,031,204	$313	$(3,641)	$1,973

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$571,193,371	$—	$—	$571,193,371
Money market funds	27,031,204	—	—	27,031,204

Total	$598,224,575	$—	$—	$598,224,575

See notes to financial statements.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.96%

BUILDING PRODUCTS — 14.76%
American Woodmark Corp.[a]	149,521	$14,391,396
Builders FirstSource Inc.[a,b]	988,020	17,774,480
Fortune Brands Home & Security Inc.	421,454	28,334,352
JELD-WEN Holding Inc.[a]	399,807	14,201,145
Lennox International Inc.	139,483	24,963,272
Masco Corp.	774,088	30,197,173
Masonite International Corp.[a,b]	232,719	16,104,155
Owens Corning	336,560	26,032,916
PGT Innovations Inc.[a]	756,056	11,303,037
Quanex Building Products Corp.	528,702	12,133,711
Simpson Manufacturing Co. Inc.	335,297	16,442,965
Trex Co. Inc.[a,b]	208,793	18,805,985
Universal Forest Products Inc.	166,681	16,361,407
USG Corp.[a,b]	545,824	17,821,154

		264,867,148
CONSTRUCTION MATERIALS — 1.23%
Eagle Materials Inc.[b]	207,151	22,103,012

		22,103,012
FOREST PRODUCTS — 1.10%
Louisiana-Pacific Corp.[a]	727,689	19,705,818

		19,705,818
HOME FURNISHINGS — 3.67%
Ethan Allen Interiors Inc.	362,952	11,759,645
Leggett & Platt Inc.	488,580	23,319,924
Mohawk Industries Inc.[a]	124,683	30,860,289

		65,939,858
HOME IMPROVEMENT RETAIL — 9.09%
Floor & Decor Holdings Inc. Class Aa	286,547	11,155,275
Home Depot Inc. (The)	477,050	78,026,298
Lowe’s Companies Inc.	670,538	53,602,808
Lumber Liquidators Holdings Inc.[a,b]	317,211	12,364,885
Tile Shop Holdings Inc.	620,245	7,877,111

		163,026,377
HOMEBUILDING — 65.49%
Beazer Homes USA Inc.[a,b]	667,080	12,501,079
CalAtlantic Group Inc.[b]	1,369,861	50,178,008

Security	Shares	Value
Cavco Industries Inc.[a,b]	160,661	$23,705,531
DR Horton Inc.	5,590,767	223,239,326
Hovnanian Enterprises Inc. Class Aa,b	2,535,865	4,894,220
Installed Building Products Inc.[a,b]	397,406	25,751,909
KB Home[b]	1,536,310	37,055,797
Lennar Corp. Class A	3,373,483	178,119,902
Lennar Corp. Class Bb	195,715	8,822,832
LGI Homes Inc.[a,b]	335,928	16,316,023
M/I Homes Inc.[a]	488,650	13,061,615
MDC Holdings Inc.	778,996	25,870,457
Meritage Homes Corp.[a,b]	706,328	31,360,963
NVR Inc.[a]	58,075	165,804,125
PulteGroup Inc.	4,708,298	128,677,784
Taylor Morrison Home Corp. Class Aa	1,354,591	29,868,732
Toll Brothers Inc.	2,609,069	108,198,091
TopBuild Corp.[a,b]	648,946	42,291,811
TRI Pointe Group Inc.[a,b]	2,778,736	38,374,344
William Lyon Homes Class Aa,b	466,221	10,718,421

		1,174,810,970
SPECIALTY CHEMICALS — 2.25%
Sherwin-Williams Co. (The)	112,824	40,395,505

		40,395,505
TRADING COMPANIES & DISTRIBUTORS — 2.37%
Beacon Roofing Supply Inc.[a,b]	394,020	20,193,525
Watsco Inc.	138,231	22,264,867

		42,458,392

TOTAL COMMON STOCKS
(Cost: $1,701,098,123)		1,793,307,080

SHORT-TERM INVESTMENTS — 5.05%

MONEY MARKET FUNDS — 5.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	89,617,574	89,644,460
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	884,547	884,547

		90,529,007

TOTAL SHORT-TERM INVESTMENTS
(Cost: $90,513,087)		90,529,007

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 105.01%
(Cost: $1,791,611,210)[f]	$1,883,836,087
Other Assets, Less Liabilities — (5.01)%	(89,907,809)

NET ASSETS — 100.00%	$1,793,928,278

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,799,499,293. Net unrealized appreciation was $84,336,794, of which $118,588,840 represented gross unrealized appreciation on investments and $34,252,046 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	68,130,435	21,487,139	[b]	—	89,617,574	$89,644,460	$(13,562)	$(5,410)	$	—[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	795,273	89,274	[b]	—	884,547	884,547	—	—		4,286

						$90,529,007	$(13,562)	$(5,410)		$4,286

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,793,307,080	$—	$—	$1,793,307,080
Money market funds	90,529,007	—	—	90,529,007

Total	$1,883,836,087	$—	$—	$1,883,836,087

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® U.S. INSURANCE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.78%

INSURANCE BROKERS — 2.99%
Arthur J Gallagher & Co.	53,700	$3,305,235
Brown & Brown Inc.	38,103	1,836,184

		5,141,419
LIFE & HEALTH INSURANCE — 32.61%
Aflac Inc.	102,420	8,335,964
American Equity Investment Life Holding Co.	19,692	572,643
Athene Holding Ltd. Class Aa	25,628	1,379,811
Brighthouse Financial Inc.[a]	31,630	1,923,104
CNO Financial Group Inc.	40,455	944,220
FBL Financial Group Inc. Class A	4,631	345,009
Genworth Financial Inc. Class Aa	134,134	516,416
Lincoln National Corp.	63,010	4,629,975
MetLife Inc.	260,459	13,530,845
National Western Life Group Inc.	1,033	360,517
Primerica Inc.	15,778	1,286,696
Principal Financial Group Inc.	75,680	4,869,251
Prudential Financial Inc.	106,596	11,333,287
Torchmark Corp.	33,484	2,681,734
Unum Group	67,026	3,427,039

		56,136,511
MULTI-LINE INSURANCE — 17.06%
American Financial Group Inc./OH	21,842	2,259,555
American International Group Inc.	219,548	13,478,052
American National Insurance Co.	3,714	438,549
Assurant Inc.	17,887	1,708,566
Hartford Financial Services Group Inc. (The)	100,636	5,578,253
Horace Mann Educators Corp.	16,333	642,704
Kemper Corp.	17,349	919,497
Loews Corp.	80,268	3,841,626
National General Holdings Corp.	25,936	495,637

		29,362,439

Security	Shares	Value
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.32%
Voya Financial Inc.	57,170	$2,280,511

		2,280,511
PROPERTY & CASUALTY INSURANCE — 44.59%
Allstate Corp. (The)	93,879	8,628,419
Ambac Financial Group Inc.[a]	10,271	177,277
AMERISAFE Inc.	7,542	438,944
AmTrust Financial Services Inc.	39,347	529,611
Arch Capital Group Ltd.[a]	38,158	3,758,563
Argo Group International Holdings Ltd.	11,674	717,951
Assured Guaranty Ltd.	39,625	1,495,844
Axis Capital Holdings Ltd.	27,829	1,594,880
Chubb Ltd.	110,925	15,812,359
Cincinnati Financial Corp.	44,118	3,378,115
CNA Financial Corp.	11,093	557,423
Employers Holdings Inc.	13,253	602,349
Erie Indemnity Co. Class A	6,924	834,827
First American Financial Corp.	35,646	1,781,231
Hanover Insurance Group Inc. (The)	14,527	1,408,102
Infinity Property & Casualty Corp.	4,354	410,147
James River Group Holdings Ltd.	9,752	404,513
Markel Corp.[a]	4,008	4,280,464
MBIA Inc.[a]	51,701	449,799
Mercury General Corp.	13,796	782,095
Navigators Group Inc. (The)	8,596	501,577
Old Republic International Corp.	80,360	1,582,288
ProAssurance Corp.	19,245	1,051,739
Progressive Corp. (The)	154,737	7,492,365
RLI Corp.	14,678	841,930
Safety Insurance Group Inc.	3,445	262,853
Selective Insurance Group Inc.	21,040	1,133,004
State National Companies Inc.	13,937	292,538
Travelers Companies Inc. (The)	71,453	8,754,421
United Fire Group Inc.	5,390	246,970
Universal Insurance Holdings Inc.	15,306	352,038
White Mountains Insurance Group Ltd.	1,230	1,054,110

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

September 30, 2017

Security	Shares	Value
WR Berkley Corp.	30,862	$2,059,730
XL Group Ltd.	77,868	3,071,893

		76,740,369
REINSURANCE — 1.21%
Alleghany Corp.[a]	3,764	2,085,294

		2,085,294

TOTAL COMMON STOCKS
(Cost: $147,465,372)		171,746,543

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[b,c]	269,054	269,054

		269,054

TOTAL SHORT-TERM INVESTMENTS
(Cost: $269,054)		269,054

Value
TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $147,734,426)[d]	$172,015,597
Other Assets, Less Liabilities — 0.06%	105,032

NET ASSETS — 100.00%	$172,120,629

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $148,817,007. Net unrealized appreciation was $23,198,590, of which $25,416,027 represented gross unrealized appreciation on investments and $2,217,437 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	15,262	—	(15,262)[b]	—	$—	$(219)	$—	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	298,210	—	(29,156)[b]	269,054	269,054	—	—	820

					$269,054	$(219)	$—	$820

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

September 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$171,746,543	$—	$—	$171,746,543
Money market funds	269,054	—	—	269,054

Total	$172,015,597	$—	$—	$172,015,597

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

HEALTH CARE EQUIPMENT — 86.16%
Abbott Laboratories	2,415,594	$128,896,096
ABIOMED Inc.[a,b]	115,671	19,502,131
Accuray Inc.[a,b]	489,265	1,957,060
Analogic Corp.	57,251	4,794,771
AtriCure Inc.[a,b]	159,022	3,557,322
Baxter International Inc.	914,020	57,354,755
Becton Dickinson and Co.	376,968	73,866,880
Boston Scientific Corp.[a]	2,368,130	69,078,352
Cantel Medical Corp.	120,009	11,301,247
Cardiovascular Systems Inc.[a]	147,220	4,144,243
CR Bard Inc.	143,092	45,860,986
CryoLife Inc.[a]	161,941	3,676,061
Danaher Corp.	980,351	84,094,509
DexCom Inc.[a,b]	237,501	11,619,736
Edwards Lifesciences Corp.[a,b]	414,057	45,260,571
GenMark Diagnostics Inc.[a,b]	290,898	2,801,348
Glaukos Corp.[a,b]	130,733	4,314,189
Globus Medical Inc. Class Aa,b	263,827	7,840,938
Hill-Rom Holdings Inc.	192,957	14,278,818
Hologic Inc.[a]	672,152	24,661,257
IDEXX Laboratories Inc.[a,b]	197,379	30,690,461
Inogen Inc.[a]	66,436	6,318,064
Insulet Corp.[a,b]	188,437	10,379,110
Integra LifeSciences Holdings Corp.[a,b]	207,893	10,494,439
Intuitive Surgical Inc.[a,b]	64,611	67,575,353
Invacare Corp.	179,046	2,819,974
iRhythm Technologies Inc.[a,b]	84,198	4,368,192
K2M Group Holdings Inc.[a,b]	183,813	3,898,674
Masimo Corp.[a]	147,604	12,776,602
Medtronic PLC	1,789,767	139,190,179
Natus Medical Inc.[a]	143,798	5,392,425
Nevro Corp.[a,b]	99,086	9,004,936
NuVasive Inc.[a]	168,928	9,368,747
NxStage Medical Inc.[a]	251,790	6,949,404
Penumbra Inc.[a,b]	103,944	9,386,143
ResMed Inc.	340,090	26,173,326
STERIS PLC	225,459	19,930,576
Stryker Corp.	532,713	75,655,900
Teleflex Inc.	110,090	26,638,477
Varex Imaging Corp.[a]	160,371	5,426,955
Varian Medical Systems Inc.[a,b]	226,474	22,660,988

Security	Shares	Value
Wright Medical Group NVa,b	349,102	$9,031,269
Zimmer Biomet Holdings Inc.	397,879	46,587,652

		1,179,579,116
HEALTH CARE SERVICES — 0.32%
BioTelemetry Inc.[a,b]	132,096	4,359,168

		4,359,168
HEALTH CARE SUPPLIES — 0.75%
Atrion Corp.	6,909	4,642,848
OraSure Technologies Inc.[a]	250,420	5,634,450

		10,277,298
HEALTH CARE TECHNOLOGY — 0.53%
Omnicell Inc.[a,b]	142,047	7,251,500

		7,251,500
LIFE SCIENCES TOOLS & SERVICES — 12.08%
Bio-Rad Laboratories Inc. Class Aa	61,227	13,605,864
Bruker Corp.	345,548	10,280,053
Thermo Fisher Scientific Inc.	580,022	109,740,163
Waters Corp.[a,b]	177,280	31,825,305

		165,451,385

TOTAL COMMON STOCKS
(Cost: $1,257,575,345)		1,366,918,467

SHORT-TERM INVESTMENTS — 3.93%

MONEY MARKET FUNDS — 3.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	52,705,925	52,721,736
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	1,092,746	1,092,746

		53,814,482

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,804,855)		53,814,482

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

September 30, 2017

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 103.77%
(Cost: $1,311,380,200)[f]	$1,420,732,949
Other Assets, Less Liabilities — (3.77)%	(51,641,872)

NET ASSETS — 100.00%	$1,369,091,077

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,318,058,076. Net unrealized appreciation was $102,674,873, of which $139,617,953 represented gross unrealized appreciation on investments and $36,943,080 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	60,590,573	—		(7,884,648)[b]	52,705,925	$52,721,736	$(1,487)	$(3,981)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	841,127	251,619	[b]	—	1,092,746	1,092,746	—	—	5,651

						$53,814,482	$(1,487)	$(3,981)	$5,651

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,366,918,467	$—	$—	$1,366,918,467
Money market funds	53,814,482	—	—	53,814,482

Total	$1,420,732,949	$—	$—	$1,420,732,949

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.95%

OIL & GAS EXPLORATION & PRODUCTION — 72.40%
Anadarko Petroleum Corp.	425,734	$20,797,106
Antero Resources Corp.[a,b]	162,988	3,243,461
Apache Corp.	289,426	13,255,711
Cabot Oil & Gas Corp.	351,393	9,399,763
California Resources Corp.[a,b]	29,663	310,275
Callon Petroleum Co.[a,b]	152,747	1,716,876
Carrizo Oil & Gas Inc.[a]	58,963	1,010,036
Centennial Resource Development Inc./DE Class Aa,b	101,407	1,822,284
Chesapeake Energy Corp.[a,b]	689,931	2,966,703
Cimarex Energy Co.	72,390	8,228,571
Concho Resources Inc.[a,b]	112,988	14,882,779
ConocoPhillips	924,613	46,276,881
Continental Resources Inc./OKa,b	65,564	2,531,426
Denbury Resources Inc.[a]	307,159	411,593
Devon Energy Corp.	399,416	14,662,561
Diamondback Energy Inc.[a,b]	74,554	7,303,310
Energen Corp.[a]	73,849	4,038,063
EOG Resources Inc.	438,734	42,443,127
EQT Corp.[b]	131,682	8,590,934
Extraction Oil & Gas Inc.[a]	93,910	1,445,275
Gulfport Energy Corp.[a]	125,024	1,792,844
Hess Corp.	205,314	9,627,174
Kosmos Energy Ltd.[a,b]	174,506	1,389,068
Laredo Petroleum Inc.[a,b]	101,640	1,314,205
Marathon Oil Corp.	645,806	8,757,129
Matador Resources Co.[a,b]	67,747	1,839,331
Murphy Oil Corp.	123,250	3,273,520
Newfield Exploration Co.[a,b]	151,344	4,490,377
Noble Energy Inc.	369,667	10,483,756
Oasis Petroleum Inc.[a]	180,396	1,645,212
Parsley Energy Inc. Class Aa,b	176,867	4,658,677
PDC Energy Inc.[a,b]	50,054	2,454,148
Penn Virginia Corp.[a]	10,283	411,114
Pioneer Natural Resources Co.	129,234	19,067,184
QEP Resources Inc.[a]	182,730	1,565,996
Range Resources Corp.[b]	171,559	3,357,410
Rice Energy Inc.[a]	134,924	3,904,701
RSP Permian Inc.[a]	95,192	3,292,691
Sanchez Energy Corp.[a,b]	55,595	267,968
SandRidge Energy Inc.[a]	27,280	548,055
SM Energy Co.	78,006	1,383,826

Security	Shares	Value
Southwestern Energy Co.[a,b]	386,857	$2,363,696
SRC Energy Inc.[a,b]	153,085	1,480,332
Whiting Petroleum Corp.[a,b]	275,570	1,504,612
WPX Energy Inc.[a]	302,281	3,476,232

		299,685,993
OIL & GAS REFINING & MARKETING — 24.01%
Andeavor	109,674	11,312,873
Delek U.S. Holdings Inc.	54,959	1,469,054
HollyFrontier Corp.	134,693	4,844,907
Marathon Petroleum Corp.	384,641	21,570,667
Par Pacific Holdings Inc.[a,b]	19,197	399,298
PBF Energy Inc. Class A	83,339	2,300,990
Phillips 66	326,454	29,906,451
Valero Energy Corp.	335,567	25,815,169
World Fuel Services Corp.	52,038	1,764,609

		99,384,018
OIL & GAS STORAGE & TRANSPORTATION — 3.54%
Cheniere Energy Inc.[a]	153,592	6,917,784
Targa Resources Corp.	163,714	7,743,672

		14,661,456

TOTAL COMMON STOCKS
(Cost: $504,054,948)		413,731,467

SHORT-TERM INVESTMENTS — 9.58%

MONEY MARKET FUNDS — 9.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	39,308,072	39,319,864
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	337,080	337,080

		39,656,944

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,655,013)		39,656,944

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 109.53%
(Cost: $543,709,961)[f]	$453,388,411
Other Assets, Less Liabilities — (9.53)%	(39,434,096)

NET ASSETS — 100.00%	$413,954,315

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $558,447,194. Net unrealized depreciation was $105,058,783, of which $18,033,316 represented gross unrealized appreciation on investments and $123,092,099 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	13,776,920	25,531,152	[b]	—	39,308,072	$39,319,864	$(2,962)	$(722)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	277,942	59,138	[b]	—	337,080	337,080	—	—	1,071

						$39,656,944	$(2,962)	$(722)	$1,071

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$413,731,467	$—	$—	$413,731,467
Money market funds	39,656,944	—	—	39,656,944

Total	$453,388,411	$—	$—	$453,388,411

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

INDUSTRIAL MACHINERY — 1.60%
Chart Industries Inc.[a]	81,629	$3,202,306

		3,202,306
OIL & GAS DRILLING — 22.15%
Atwood Oceanics Inc.[a,b]	282,632	2,653,915
Diamond Offshore Drilling Inc.[a,b]	191,694	2,779,563
Ensco PLC Class Ab	702,287	4,192,653
Helmerich & Payne Inc.	137,993	7,190,815
Nabors Industries Ltd.	557,748	4,501,026
Noble Corp. PLC[a,b]	707,273	3,253,456
Patterson-UTI Energy Inc.[b]	312,749	6,548,964
Rowan Companies PLC Class Aa	285,705	3,671,309
Transocean Ltd.[a,b]	594,934	6,401,490
Unit Corp.[a,b]	150,555	3,098,422

		44,291,613
OIL & GAS EQUIPMENT & SERVICES — 75.99%
Archrock Inc.	217,502	2,729,650
Baker Hughes a GE Co.	326,920	11,971,810
C&J Energy Services Inc.[a,b]	132,455	3,969,676
Core Laboratories NVb	62,328	6,151,774
Dril-Quip Inc.[a,b]	84,287	3,721,271
Exterran Corp.[a,b]	91,347	2,887,479
Fairmount Santrol Holdings Inc.[a,b]	582,636	2,785,000
Forum Energy Technologies Inc.[a,b]	211,208	3,358,207
Frank’s International NVb	256,434	1,979,670
Halliburton Co.	439,817	20,244,776
Helix Energy Solutions Group Inc.[a]	387,413	2,862,982
McDermott International Inc.[a,b]	580,358	4,219,203
National Oilwell Varco Inc.	319,835	11,427,704
Newpark Resources Inc.[a,b]	269,253	2,692,530
Oceaneering International Inc.	177,606	4,665,710
Oil States International Inc.[a,b]	129,713	3,288,224
RPC Inc.[b]	147,929	3,667,160
Schlumberger Ltd.	452,214	31,546,449
SEACOR Holdings Inc.[a]	54,718	2,523,047
Superior Energy Services Inc.[a,b]	352,238	3,761,902

Security	Shares	Value
TechnipFMC PLC[a]	378,130	$10,557,390
U.S. Silica Holdings Inc.[b]	148,542	4,615,200
Weatherford International PLC[a,b]	1,376,239	6,303,175

		151,929,989

TOTAL COMMON STOCKS
(Cost: $292,615,801)		199,423,908

SHORT-TERM INVESTMENTS — 22.79%

MONEY MARKET FUNDS — 22.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	45,271,264	45,284,845
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	278,001	278,001

		45,562,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,559,170)		45,562,846

TOTAL INVESTMENTS IN SECURITIES — 122.53%
(Cost: $338,174,971)[f]		244,986,754
Other Assets, Less Liabilities — (22.53)%		(45,053,454)

NET ASSETS — 100.00%		$199,933,300

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $366,878,605. Net unrealized depreciation was $121,891,851, of which $5,371,922 represented gross unrealized appreciation on investments and $127,263,773 represented gross unrealized depreciation on investments.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	21,262,879	24,008,385	[b]	—	45,271,264	$45,284,845	$(935)	$(1,306)	$—	[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	137,407	140,594	[b]	—	278,001	278,001	—	—	1,001

						$45,562,846	$(935)	$(1,306)	$1,001

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$199,423,908	$—	$—	$199,423,908
Money market funds	45,562,846	—	—	45,562,846

Total	$244,986,754	$—	$—	$244,986,754

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

BIOTECHNOLOGY — 9.78%
AMAG Pharmaceuticals Inc.[a,b]	343,989	$6,346,597
Amicus Therapeutics Inc.[a,b]	715,135	10,784,236
Ironwood Pharmaceuticals Inc.[a,b]	617,162	9,732,645
Spectrum Pharmaceuticals Inc.[a,b]	668,574	9,406,836
Synergy Pharmaceuticals Inc.[a,b]	2,148,084	6,229,444
TESARO Inc.[a,b]	102,489	13,231,330
Vanda Pharmaceuticals Inc.[a,b]	390,985	6,998,631

		62,729,719
PHARMACEUTICALS — 90.13%
Aclaris Therapeutics Inc.[a,b]	234,630	6,055,800
Aerie Pharmaceuticals Inc.[a,b]	168,563	8,192,162
Akorn Inc.[a,b]	339,593	11,271,092
Allergan PLC	162,750	33,355,612
Amphastar Pharmaceuticals Inc.[a,b]	379,428	6,780,378
Bristol-Myers Squibb Co.	672,373	42,857,055
Catalent Inc.[a]	325,900	13,009,928
Corcept Therapeutics Inc.[a,b]	516,426	9,967,022
Depomed Inc.[a,b]	863,777	5,001,269
Dermira Inc.[a,b]	283,860	7,664,220
Eli Lilly & Co.	459,198	39,279,797
Endo International PLC[a]	1,054,634	9,032,940
Horizon Pharma PLC[a,b]	736,136	9,334,204
Impax Laboratories Inc.[a,b]	415,934	8,443,460
Innoviva Inc.[a,b]	532,540	7,519,465
Intersect ENT Inc.[a]	219,856	6,848,514
Intra-Cellular Therapies Inc.[a,b]	343,679	5,423,255
Jazz Pharmaceuticals PLC[a,b]	111,571	16,317,259
Johnson & Johnson	493,431	64,150,964
Lannett Co. Inc.[a,b]	330,735	6,102,061
Mallinckrodt PLC[a,b]	324,025	12,108,814
Medicines Co. (The)[a,b]	272,883	10,107,586
Merck & Co. Inc.	779,037	49,881,739
Mylan NVa,b	656,680	20,600,052
MyoKardia Inc.[a,b]	165,518	7,092,446
Omeros Corp.[a,b]	342,379	7,402,234
Pacira Pharmaceuticals Inc./DEa,b	230,581	8,658,317
Perrigo Co. PLC	223,856	18,949,410
Pfizer Inc.	1,549,061	55,301,478
Phibro Animal Health Corp. Series A	181,950	6,741,247
Prestige Brands Holdings Inc.[a,b]	213,240	10,681,192
Revance Therapeutics Inc.[a,b]	232,049	6,392,950
SciClone Pharmaceuticals Inc.[a]	544,455	6,097,896

Security	Shares	Value
TherapeuticsMD Inc.[a,b]	1,181,376	$6,249,479
Theravance Biopharma Inc.[a,b]	261,365	8,949,138
Zoetis Inc.	415,076	26,465,246

		578,285,681

TOTAL COMMON STOCKS
(Cost: $662,122,965)		641,015,400

SHORT-TERM INVESTMENTS — 19.77%

MONEY MARKET FUNDS — 19.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	126,487,033	126,524,979
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	325,548	325,548

		126,850,527

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,825,018)		126,850,527

TOTAL INVESTMENTS IN SECURITIES — 119.68%
(Cost: $788,947,983)[f]		767,865,927
Other Assets, Less Liabilities — (19.68)%		(126,242,968)

NET ASSETS — 100.00%		$641,622,959

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $820,456,258. Net unrealized depreciation was $52,590,331, of which $67,268,751 represented gross unrealized appreciation on investments and $119,859,082 represented gross unrealized depreciation on investments.

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	105,354,659	21,132,374[b]	—	126,487,033	$126,524,979	$(3,447)	$(9,593)	$	—[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	510,923	—	(185,375)[b]	325,548	325,548	—	—		2,122

					$126,850,527	$(3,447)	$(9,593)		$2,122

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$641,015,400	$—	$—	$641,015,400
Money market funds	126,850,527	—	—	126,850,527

Total	$767,865,927	$—	$—	$767,865,927

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.45%

DIVERSIFIED REITS — 5.37%
Alexander & Baldwin Inc.	215,871	$10,001,304
Colony NorthStar Inc. Class Aa	2,450,465	30,777,840
Forest City Realty Trust Inc. Class Aa	1,188,359	30,315,038
Gramercy Property Trust[a]	674,845	20,414,061
Lexington Realty Trust	1,006,636	10,287,820
Liberty Property Trust	653,063	26,814,767
Spirit Realty Capital Inc.[a]	2,067,537	17,718,792
STORE Capital Corp.[a]	726,869	18,077,232
VEREIT Inc.	4,353,266	36,088,575
Washington REIT[a]	355,709	11,653,027
WP Carey Inc.[a]	475,093	32,016,517

		244,164,973
HEALTH CARE REITS — 9.59%
HCP Inc.	2,060,962	57,356,572
Healthcare Realty Trust Inc.	562,766	18,199,852
Healthcare Trust of America Inc. Class Aa	890,939	26,549,982
Medical Properties Trust Inc.[a]	1,637,268	21,497,329
National Health Investors Inc.[a]	180,266	13,932,759
Omega Healthcare Investors Inc.[a]	867,145	27,670,597
Physicians Realty Trust	782,244	13,869,186
Quality Care Properties Inc.[a,b]	445,499	6,905,235
Sabra Health Care REIT Inc.	728,288	15,978,639
Senior Housing Properties Trust	941,148	18,399,443
Ventas Inc.	1,565,185	101,940,499
Welltower Inc.	1,621,102	113,931,049

		436,231,142
HOTEL & RESORT REITS — 4.58%
Apple Hospitality REIT Inc.[a]	935,803	17,696,035
DiamondRock Hospitality Co.[a]	929,769	10,180,971
Hospitality Properties Trust	650,829	18,542,118
Host Hotels & Resorts Inc.[a]	3,252,318	60,135,360
LaSalle Hotel Properties[a]	497,931	14,449,958
Park Hotels & Resorts Inc.[a]	632,865	17,441,759
Pebblebrook Hotel Trust[a]	307,865	11,126,241
RLJ Lodging Trust	794,741	17,484,302
Ryman Hospitality Properties Inc.[a]	235,079	14,690,087
Sunstone Hotel Investors Inc.	1,012,074	16,264,029
Xenia Hotels & Resorts Inc.[a]	478,807	10,078,887

		208,089,747

Security	Shares	Value
INDUSTRIAL REITS — 5.44%
DCT Industrial Trust Inc.	417,375	$24,174,360
Duke Realty Corp.	1,563,517	45,060,560
EastGroup Properties Inc.[a]	154,919	13,651,462
First Industrial Realty Trust Inc.[a]	534,184	16,073,597
Prologis Inc.	2,337,393	148,330,960

		247,290,939
MORTGAGE REITS — 4.67%
AGNC Investment Corp.[a]	1,717,997	37,246,175
Annaly Capital Management Inc.[a]	4,781,953	58,292,007
Blackstone Mortgage Trust Inc. Class Aa	417,058	12,937,139
Chimera Investment Corp.	833,375	15,767,455
Invesco Mortgage Capital Inc.	522,672	8,953,371
MFA Financial Inc.	1,743,023	15,268,882
New Residential Investment Corp.[a]	1,382,402	23,127,586
Starwood Property Trust Inc.[a]	1,157,882	25,149,197
Two Harbors Investment Corp.[a]	1,569,567	15,821,235

		212,563,047
OFFICE REITS — 10.27%
Alexandria Real Estate Equities Inc.[a]	415,251	49,402,411
Boston Properties Inc.[a]	678,161	83,332,424
Brandywine Realty Trust[a]	771,411	13,491,978
Columbia Property Trust Inc.	541,324	11,784,623
Corporate Office Properties Trust	456,985	15,002,818
Cousins Properties Inc.[a]	1,846,920	17,250,233
Douglas Emmett Inc.	683,969	26,962,058
Equity Commonwealth[b]	545,689	16,588,946
Highwoods Properties Inc.	465,497	24,247,739
Hudson Pacific Properties Inc.	693,800	23,263,114
JBG SMITH Properties[b]	414,707	14,187,126
Kilroy Realty Corp.[a]	437,144	31,089,681
Mack-Cali Realty Corp.	417,539	9,899,850
Paramount Group Inc.[a]	902,459	14,439,344
Piedmont Office Realty Trust Inc. Class A	670,228	13,511,797
SL Green Realty Corp.	434,978	44,071,971
Vornado Realty Trust[a]	757,788	58,258,741

		466,784,854
REAL ESTATE DEVELOPMENT — 0.44%
Howard Hughes Corp. (The)[a,b]	170,845	20,147,751

		20,147,751

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

September 30, 2017

Security	Shares	Value
REAL ESTATE SERVICES — 2.10%
CBRE Group Inc. Class Ab	1,321,898	$50,073,496
Jones Lang LaSalle Inc.	203,465	25,127,927
Realogy Holdings Corp.	608,888	20,062,860

		95,264,283
RESIDENTIAL REITS — 13.19%
American Campus Communities Inc.	610,255	26,942,758
American Homes 4 Rent Class A	1,020,295	22,150,604
Apartment Investment & Management Co. Class A	701,669	30,775,202
AvalonBay Communities Inc.	606,834	108,271,322
Camden Property Trust	409,373	37,437,161
Education Realty Trust Inc.[a]	337,843	12,138,699
Equity LifeStyle Properties Inc.[a]	387,436	32,963,055
Equity Residential	1,614,247	106,427,305
Essex Property Trust Inc.	289,982	73,664,128
Mid-America Apartment Communities Inc.	499,320	53,367,322
Starwood Waypoint Homes[a]	575,254	20,921,988
Sun Communities Inc.	351,241	30,094,329
UDR Inc.	1,176,062	44,725,638

		599,879,511
RETAIL REITS — 13.84%
Acadia Realty Trust[a]	358,098	10,248,765
Brixmor Property Group Inc.	1,368,358	25,725,130
CBL & Associates Properties Inc.[a]	775,168	6,503,660
DDR Corp.	1,363,213	12,487,031
Federal Realty Investment Trust	317,585	39,447,233
GGP Inc.[a]	2,752,124	57,161,615
Kimco Realty Corp.[a]	1,902,191	37,187,834
Kite Realty Group Trust	378,636	7,667,379
Macerich Co. (The)[a]	34,160	1,877,775
National Retail Properties Inc.[a]	666,819	27,779,680
Realty Income Corp.[a]	1,204,431	68,881,409
Regency Centers Corp.	650,380	40,349,575
Retail Properties of America Inc. Class A	1,031,118	13,538,579
Simon Property Group Inc.	1,365,964	219,933,864
Tanger Factory Outlet Centers Inc.[a]	442,556	10,807,217
Taubman Centers Inc.[a]	276,990	13,766,403
Urban Edge Properties[a]	478,862	11,550,151
Washington Prime Group Inc.	872,066	7,264,310

Security	Shares	Value
Weingarten Realty Investors	542,066	$17,205,175

		629,382,785
SPECIALIZED REITS — 29.96%
American Tower Corp.	1,886,062	257,786,954
CoreCivic Inc.	540,006	14,455,961
CoreSite Realty Corp.[a]	155,624	17,414,326
Crown Castle International Corp.	1,785,349	178,499,193
CubeSmart[a]	792,177	20,564,915
CyrusOne Inc.[a]	406,346	23,945,970
Digital Realty Trust Inc.	899,153	106,396,774
EPR Properties[a]	284,771	19,859,930
Equinix Inc.	342,388	152,807,764
Extra Space Storage Inc.[a]	553,485	44,234,521
Four Corners Property Trust Inc.	283,502	7,064,870
Gaming and Leisure Properties Inc.	888,609	32,780,786
GEO Group Inc. (The)	569,010	15,306,369
Iron Mountain Inc.[a]	1,176,851	45,779,504
Lamar Advertising Co. Class Aa	370,596	25,396,944
Life Storage Inc.[a]	208,846	17,085,691
Outfront Media Inc.	638,343	16,073,477
Potlatch Corp.[a]	190,024	9,691,224
Public Storage[a]	657,644	140,729,240
Rayonier Inc.[a]	579,510	16,742,044
SBA Communications Corp.[b]	528,903	76,188,477
Uniti Group Inc.[b]	731,940	10,730,240
Weyerhaeuser Co.	3,308,944	112,603,364

		1,362,138,538

TOTAL COMMON STOCKS
(Cost: $4,920,992,050)		4,521,937,570

SHORT-TERM INVESTMENTS — 9.24%

MONEY MARKET FUNDS — 9.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	417,057,321	417,182,438
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	3,152,356	3,152,356

		420,334,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $420,264,498)		420,334,794

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

September 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 108.69%
(Cost: $5,341,256,548)[f]	$4,942,272,364
Other Assets, Less Liabilities — (8.69)%	(395,052,482)

NET ASSETS — 100.00%	$4,547,219,882

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $5,383,275,115. Net unrealized depreciation was $441,081,990, of which $62,408,935 represented gross unrealized appreciation on investments and $503,490,925 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	359,755,338	57,301,983[b]	—	417,057,321	$417,182,438	$(13,909)	$(21,941)	$	—[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	—	3,152,356[b]	—	3,152,356	3,152,356	—	—		16,306

					$420,334,794	$(13,909)	$(21,941)		$16,306

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of September 30, 2017 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts:
DJ U.S. Real Estate	738	Dec 2017	$23,336	$(79,239)

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

September 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,521,937,570	$—	$—	$4,521,937,570
Money market funds	420,334,794	—	—	420,334,794

Total	$4,942,272,364	$—	$—	$4,942,272,364

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(79,239)	$—	$—	$(79,239)

Total	$(79,239)	$—	$—	$(79,239)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

September 30, 2017

Security	Shares	Value

COMMON STOCKS — 99.74%

DIVERSIFIED BANKS — 15.54%
U.S. Bancorp.	2,019,083	$108,202,658

		108,202,658
REGIONAL BANKS — 82.14%
Associated Banc-Corp.	192,290	4,663,033
BancorpSouth Inc.	107,562	3,447,362
Bank of Hawaii Corp.	54,197	4,517,862
Bank of the Ozarks Inc.	154,286	7,413,442
BankUnited Inc.	135,696	4,826,707
BB&T Corp.	1,026,728	48,194,612
BOK Financial Corp.	31,580	2,813,146
Cathay General Bancorp.	96,488	3,878,818
Citizens Financial Group Inc.	636,131	24,090,281
Comerica Inc.	223,505	17,044,491
Commerce Bancshares Inc.	113,618	6,563,712
Cullen/Frost Bankers Inc.	74,263	7,049,044
East West Bancorp. Inc.	183,575	10,974,114
F.N.B. Corp.	410,680	5,761,840
Fifth Third Bancorp.	936,053	26,190,763
First Financial Bankshares Inc.	84,046	3,798,879
First Horizon National Corp.	297,496	5,697,048
First Republic Bank/CA	196,037	20,478,025
Fulton Financial Corp.	222,230	4,166,813
Glacier Bancorp. Inc.	99,106	3,742,243
Hancock Holding Co.	107,671	5,216,660
Huntington Bancshares Inc./OH	1,384,928	19,333,595
IBERIABANK Corp.	68,136	5,597,372
International Bancshares Corp.	68,819	2,759,642
Investors Bancorp. Inc.	325,218	4,435,974
KeyCorp	1,381,788	26,005,250
M&T Bank Corp.	193,038	31,086,840
MB Financial Inc.	106,515	4,795,305
PacWest Bancorp.	152,528	7,704,189
People’s United Financial Inc.	437,511	7,936,450
PNC Financial Services Group Inc. (The)[a]	608,860	82,056,062
Popular Inc.	129,579	4,657,069
Prosperity Bancshares Inc.	88,290	5,803,302
Regions Financial Corp.	1,518,418	23,125,506
Signature Bank/New York NYb	69,848	8,943,338
SunTrust Banks Inc.	609,786	36,446,909
SVB Financial Group[b]	66,949	12,525,488
Synovus Financial Corp.	154,375	7,110,513
TCF Financial Corp.	218,062	3,715,776

Security	Shares	Value
Texas Capital Bancshares Inc.[b,c]	63,020	$5,407,116
Trustmark Corp.	86,069	2,850,605
UMB Financial Corp.	55,917	4,165,257
Umpqua Holdings Corp.	279,789	5,458,683
United Bankshares Inc./WV	133,507	4,959,785
Valley National Bancorp.	335,372	4,041,233
Webster Financial Corp.	116,987	6,147,667
Western Alliance Bancorp.[b,c]	123,362	6,548,055
Wintrust Financial Corp.	70,910	5,552,962
Zions Bancorp.	256,871	12,119,174

		571,818,012

THRIFTS & MORTGAGE FINANCE — 2.06%
Capitol Federal Financial Inc.	175,594	2,581,232
New York Community Bancorp. Inc.	621,371	8,009,472
Washington Federal Inc.	112,762	3,794,441

		14,385,145

TOTAL COMMON STOCKS
(Cost: $657,670,882)		694,405,815

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[a,d,e]	1,624,543	1,625,030
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[a,d]	713,982	713,982

		2,339,012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,339,012)		2,339,012

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $660,009,894)[f]		696,744,827
Other Assets, Less Liabilities — (0.08)%		(566,420)

NET ASSETS — 100.00%		$696,178,407

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $661,319,976. Net unrealized appreciation was $35,424,851, of which $45,388,491 represented gross unrealized appreciation on investments and $9,963,640 represented gross unrealized depreciation on investments.

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased		Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	1,312,152	312,391	[b]	—	1,624,543	$1,625,030	$229	$—	$	—[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	544,215	169,767	[b]	—	713,982	713,982	—	—		2,842
PNC Financial Services Group Inc. (The)	695,371	68,886		(155,397)	608,860	82,056,062	3,821,454	5,244,723		862,863

						$84,395,074	$3,821,683	$5,244,723		$865,705

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$694,405,815	$—	$—	$694,405,815
Money market funds	2,339,012	—	—	2,339,012

Total	$696,744,827	$—	$—	$696,744,827

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

DIVERSIFIED TELECOMMUNICATION SERVICES — 71.94%
AT&T Inc.	1,111,457	$43,535,771
ATN International Inc.	257,938	13,593,333
CenturyLink Inc.	1,269,814	23,999,485
Cincinnati Bell Inc.[a,b]	767,442	15,233,724
Consolidated Communications Holdings Inc.	921,302	17,578,442
Frontier Communications Corp.[a]	1,178,865	13,898,818
General Communication Inc. Class Aa,b	384,118	15,668,173
Globalstar Inc.[a,b]	8,023,333	13,078,033
Iridium Communications Inc.[a,b]	1,536,938	15,830,461
Level 3 Communications Inc.[b]	483,648	25,773,602
ORBCOMM Inc.[a,b]	1,392,479	14,579,255
Verizon Communications Inc.	843,231	41,731,502
Vonage Holdings Corp.[a,b]	2,189,102	17,819,290
Windstream Holdings Inc.[a]	6,326,459	11,197,832

		283,517,721
WIRELESS TELECOMMUNICATION SERVICES — 27.99%
Shenandoah Telecommunications Co.	488,676	18,178,747
Spok Holdings Inc.	842,369	12,930,364
Sprint Corp.[a,b]	2,662,845	20,716,934
T-Mobile U.S. Inc.[b]	417,044	25,714,933
Telephone & Data Systems Inc.	677,268	18,889,005
U.S. Cellular Corp.[a,b]	391,384	13,854,994

		110,284,977

TOTAL COMMON STOCKS
(Cost: $482,094,700)		393,802,698

Security	Shares	Value

SHORT-TERM INVESTMENTS — 15.59%

MONEY MARKET FUNDS — 15.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	61,430,854	$61,449,283

		61,449,283

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,434,844)		61,449,283

TOTAL INVESTMENTS IN SECURITIES — 115.52%
(Cost: $543,529,544)[f]		455,251,981
Other Assets, Less Liabilities — (15.52)%		(61,162,227)

NET ASSETS — 100.00%		$394,089,754

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $561,513,561. Net unrealized depreciation was $106,261,580, of which $15,469,516 represented gross unrealized appreciation on investments and $121,731,096 represented gross unrealized depreciation on investments.

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

September 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 03/31/17	Shares purchased	Shares sold	Shares held at 09/30/17	Value at 09/30/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional,
SL Agency Shares	72,519,744	—	(11,088,890)[b]	61,430,854	$61,449,283	$(1,582)	$(9,265)	$	—[c]
BlackRock Cash Funds: Treasury,
SL Agency Shares	378,325	—	(378,325)[b]	—	—	—	—		2,093
NII Holdings Inc.	7,825,935	2,061,758	(9,887,693)	—	—	(27,920,143)	22,986,824		—

					$61,449,283	$(27,921,725)	$22,977,559		$2,093

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$393,802,698	$—	$—	$393,802,698
Money market funds	61,449,283	—	—	61,449,283

Total	$455,251,981	$—	$—	$455,251,981

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2017

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$3,633,909,061	$148,716,596	$555,225,736
Affiliated (Note 2)	137,212,793	2,245,623	27,025,367

Total cost of investments in securities	$3,771,121,854	$150,962,219	$582,251,103

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,374,290,150	$165,322,714	$571,193,371
Affiliated (Note 2)	137,220,314	2,245,737	27,031,204
Receivables:
Dividends and interest	332,300	19,955	153,206

Total Assets	4,511,842,764	167,588,406	598,377,781

LIABILITIES
Payables:
Investment securities purchased	—	102,903	9,867,122
Collateral for securities on loan (Note 1)	134,950,470	1,729,026	26,732,551
Capital shares redeemed	40,123	—	—
Investment advisory fees (Note 2)	1,486,500	56,182	195,254

Total Liabilities	136,477,093	1,888,111	36,794,927

NET ASSETS	$4,375,365,671	$165,700,295	$561,582,854

Net assets consist of:
Paid-in capital	$3,599,874,894	$183,207,786	$567,458,528
Undistributed (distributions in excess of) net investment income	(372,194)	284,608	90,428
Undistributed net realized gain (accumulated net realized loss)	35,474,361	(34,398,331)	(21,939,574)
Net unrealized appreciation	740,388,610	16,606,232	15,973,472

NET ASSETS	$4,375,365,671	$165,700,295	$561,582,854

Shares outstanding[b]	24,600,000	2,900,000	3,800,000

Net asset value per share	$177.86	$57.14	$147.78

[a]	Securities on loan with values of $131,060,369, $1,663,217 and $26,419,753, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,701,098,123	$147,465,372	$1,257,575,345
Affiliated (Note 2)	90,513,087	269,054	53,804,855

Total cost of investments in securities	$1,791,611,210	$147,734,426	$1,311,380,200

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,793,307,081	$171,746,543	$1,366,918,467
Affiliated (Note 2)	90,529,006	269,054	53,814,482
Cash	—	124	—
Receivables:
Investment securities sold	1,378,270	—	—
Dividends and interest	650,108	200,000	1,536,588
Capital shares sold	151,345	—	13,291

Total Assets	1,886,015,810	172,215,721	1,422,282,828

LIABILITIES
Payables:
Investment securities purchased	1,865,437	34,530	—
Collateral for securities on loan (Note 1)	89,637,868	—	52,699,773
Capital shares redeemed	59,668	—	—
Investment advisory fees (Note 2)	524,559	60,562	491,978

Total Liabilities	92,087,532	95,092	53,191,751

NET ASSETS	$1,793,928,278	$172,120,629	$1,369,091,077

Net assets consist of:
Paid-in capital	$1,737,680,146	$151,665,120	$1,189,639,054
Undistributed (distributions in excess of) net investment income	(78,091)	76,361	1,061,966
Undistributed net realized gain (accumulated net realized loss)	(35,898,654)	(3,902,023)	69,037,308
Net unrealized appreciation	92,224,877	24,281,171	109,352,749

NET ASSETS	$1,793,928,278	$172,120,629	$1,369,091,077

Shares outstanding[b]	49,100,000	2,700,000	8,200,000

Net asset value per share	$36.54	$63.75	$166.96

[a]	Securities on loan with values of $89,120,040, $ — and $50,484,845, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$504,054,948	$292,615,801	$662,122,965
Affiliated (Note 2)	39,655,013	45,559,170	126,825,018

Total cost of investments in securities	$543,709,961	$338,174,971	$788,947,983

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$413,731,467	$199,423,908	$641,015,400
Affiliated (Note 2)	39,656,944	45,562,846	126,850,527
Receivables:
Dividends and interest	18,919	302,464	482,586

Total Assets	453,407,330	245,289,218	768,348,513

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	39,318,051	45,279,837	126,498,710
Capital shares redeemed	—	9,059	—
Investment advisory fees (Note 2)	134,964	67,022	226,844

Total Liabilities	39,453,015	45,355,918	126,725,554

NET ASSETS	$413,954,315	$199,933,300	$641,622,959

Net assets consist of:
Paid-in capital	$619,353,341	$516,535,150	$747,390,360
Distributions in excess of net investment income	(28,095)	(6,521)	(19,663)
Accumulated net realized loss	(115,049,381)	(223,407,112)	(84,665,682)
Net unrealized depreciation	(90,321,550)	(93,188,217)	(21,082,056)

NET ASSETS	$413,954,315	$199,933,300	$641,622,959

Shares outstanding[b]	7,050,000	5,650,000	4,100,000

Net asset value per share	$58.72	$35.39	$156.49

[a]	Securities on loan with values of $38,197,951, $44,034,929 and $125,082,562, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2017

	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$4,920,992,050	$586,386,721	$482,094,700
Affiliated (Note 2)	420,264,498	73,623,173	61,434,844

Total cost of investments in securities	$5,341,256,548	$660,009,894	$543,529,544

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,521,937,570	$612,349,753	$393,802,698
Affiliated (Note 2)	420,334,794	84,395,074	61,449,283
Cash pledged to broker for futures contracts	746,000	—	—
Cash	4,085,581	—	181,393
Receivables:
Investment securities sold	17,999,299	—	—
Dividends and interest	19,819,589	1,292,369	236,488
Capital shares sold	1,733,326	—	—

Total Assets	4,986,656,159	698,037,196	455,669,862

LIABILITIES
Payables:
Investment securities purchased	18,723,791	—	—
Collateral for securities on loan (Note 1)	417,111,060	1,625,030	61,427,835
Capital shares redeemed	1,970,803	—	2,182
Investment advisory fees (Note 2)	1,630,623	233,759	150,091

Total Liabilities	439,436,277	1,858,789	61,580,108

NET ASSETS	$4,547,219,882	$696,178,407	$394,089,754

Net assets consist of:
Paid-in capital	$4,921,534,443	$663,778,784	$699,498,036
Undistributed (distributions in excess of) net investment income	(27,750,506)	814,104	72,876
Undistributed net realized gain (accumulated net realized loss)	52,499,368	(5,149,414)	(217,203,595)
Net unrealized appreciation (depreciation)	(399,063,423)	36,734,933	(88,277,563)

NET ASSETS	$4,547,219,882	$696,178,407	$394,089,754

Shares outstanding[b]	56,900,000	14,750,000	12,950,000

Net asset value per share	$79.92	$47.20	$30.43

[a]	Securities on loan with values of $406,269,156, $1,594,007 and $58,529,086, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$31,241,472 [a]	$1,368,166	$1,739,020
Dividends — affiliated (Note 2)	11,729	734	1,973
Securities lending income — affiliated — net (Note 2)	972,832	2,749	78,986

Total investment income	32,226,033	1,371,649	1,819,979

EXPENSES
Investment advisory fees (Note 2)	7,168,445	342,309	1,199,455
Proxy fees	61,334	3,477	11,674

Total expenses	7,229,779	345,786	1,211,129

Net investment income	24,996,254	1,025,863	608,850

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,685,326	742,352	437,824
Investments — affiliated (Note 2)	(15,733)	(440)	313
In-kind redemptions — unaffiliated	75,925,069	5,432,127	11,636,979

Net realized gain	79,594,662	6,174,039	12,075,116

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	536,938,128	9,970,022	39,825,556
Investments — affiliated (Note 2)	(3,157)	(45)	(3,641)

Net change in unrealized appreciation/depreciation	536,934,971	9,969,977	39,821,915

Net realized and unrealized gain	616,529,633	16,144,016	51,897,031

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$641,525,887	$17,169,879	$52,505,881

[a]	Includes $9,834,462 related to a special distribution from Transdigm Group Inc.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$6,122,427	$1,777,188	$5,904,750
Dividends — affiliated (Note 2)	4,286	820	5,651
Securities lending income — affiliated — net (Note 2)	253,158	549	73,556

Total investment income	6,379,871	1,778,557	5,983,957

EXPENSES
Investment advisory fees (Note 2)	3,372,873	369,582	3,037,336
Proxy fees	31,922	3,533	27,091

Total expenses	3,404,795	373,115	3,064,427

Net investment income	2,975,076	1,405,442	2,919,530

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,163,029)	143,275	(911,456)
Investments — affiliated (Note 2)	(13,562)	(219)	(1,487)
In-kind redemptions — unaffiliated	155,484,075	2,476,126	88,907,428

Net realized gain	141,307,484	2,619,182	87,994,485

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	65,124,579	6,165,189	34,649,024
Investments — affiliated (Note 2)	(5,410)	—	(3,981)

Net change in unrealized appreciation/depreciation	65,119,169	6,165,189	34,645,043

Net realized and unrealized gain	206,426,653	8,784,371	122,639,528

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$209,401,729	$10,189,813	$125,559,058

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,980,439	$6,170,428 [b]	$6,646,564 [c]
Dividends — affiliated (Note 2)	1,071	1,001	2,122
Securities lending income — affiliated — net (Note 2)	61,396	103,443	908,008

Total investment income	3,042,906	6,274,872	7,556,694

EXPENSES
Investment advisory fees (Note 2)	835,601	440,986	1,493,119
Proxy fees	8,985	4,762	15,460

Total expenses	844,586	445,748	1,508,579

Net investment income	2,198,320	5,829,124	6,048,115

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(34,128,067)	(28,654,000)	(41,340,824)
Investments — affiliated (Note 2)	(2,962)	(935)	(3,447)
In-kind redemptions — unaffiliated	1,890,137	1,919,626	21,690,851

Net realized loss	(32,240,892)	(26,735,309)	(19,653,420)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	14,395,159	(12,663,031)	42,570,030
Investments — affiliated (Note 2)	(722)	(1,306)	(9,593)

Net change in unrealized appreciation/depreciation	14,394,437	(12,664,337)	42,560,437

Net realized and unrealized gain (loss)	(17,846,455)	(39,399,646)	22,907,017

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,648,135)	$(33,570,522)	$28,955,132

[a]	Net of foreign withholding tax of $ —, $15,779 and $ —, respectively.
[b]	Includes $4,856,863 related to a special distribution from Baker Hughes Inc.
[c]	Includes $2,259,516 related to a special distribution from Merrimack Pharmaceuticals Inc.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2017

	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$63,433,115	$6,534,865	$6,614,341
Dividends — affiliated (Note 2)	16,306	865,705	2,093
Securities lending income — affiliated — net (Note 2)	465,322	1,345	1,357,694

Total investment income	63,914,743	7,401,915	7,974,128

EXPENSES
Investment advisory fees (Note 2)	9,797,405	1,517,755	1,007,490
Proxy fees	106,984	15,620	11,178

Total expenses	9,904,389	1,533,375	1,018,668

Net investment income	54,010,354	5,868,540	6,955,460

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(100,141,845)	104,223	(9,862,092)
Investments — affiliated (Note 2)	(13,909)	(39,778)	(26,882,839)
In-kind redemptions — unaffiliated	198,972,071	21,758,775	21,084,307
In-kind redemptions — affiliated (Note 2)	—	3,861,461	(1,038,886)
Futures contracts	(87,693)	—	—

Net realized gain (loss)	98,728,624	25,684,681	(16,699,510)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(15,057,082)	3,769,815	(32,364,692)
Investments — affiliated (Note 2)	(21,941)	5,244,723	22,977,559
Futures contracts	(79,239)	—	—

Net change in unrealized appreciation/depreciation	(15,158,262)	9,014,538	(9,387,133)

Net realized and unrealized gain (loss)	83,570,362	34,699,219	(26,086,643)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,580,716	$40,567,759	$(19,131,183)

[a]	Net of foreign withholding tax of $ —, $6,748 and $ —, respectively.

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Aerospace & Defense ETF		iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,996,254	$15,753,247	$1,025,863	$2,503,978
Net realized gain	79,594,662	41,847,572	6,174,039	15,520,044
Net change in unrealized appreciation/depreciation	536,934,971	221,636,438	9,969,977	19,924,566

Net increase in net assets resulting from operations	641,525,887	279,237,257	17,169,879	37,948,588

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,368,448)	(16,364,471)	(1,073,857)	(2,445,716)

Total distributions to shareholders	(25,368,448)	(16,364,471)	(1,073,857)	(2,445,716)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,430,190,168	1,974,890,887	18,659,247	144,931,899
Cost of shares redeemed	(245,071,958)	(300,803,004)	(40,941,928)	(120,860,602)

Net increase (decrease) in net assets from capital share transactions	1,185,118,210	1,674,087,883	(22,282,681)	24,071,297

INCREASE (DECREASE) IN NET ASSETS	1,801,275,649	1,936,960,669	(6,186,659)	59,574,169

NET ASSETS
Beginning of period	2,574,090,022	637,129,353	171,886,954	112,312,785

End of period	$4,375,365,671	$2,574,090,022	$165,700,295	$171,886,954

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(372,194)	$—	$284,608	$332,602

SHARES ISSUED AND REDEEMED
Shares sold	8,750,000	14,150,000	350,000	2,950,000
Shares redeemed	(1,450,000)	(2,300,000)	(800,000)	(2,600,000)

Net increase (decrease) in shares outstanding	7,300,000	11,850,000	(450,000)	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare Providers ETF		iShares U.S. Home Construction ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$608,850	$1,493,650	$2,975,076	$5,380,535
Net realized gain	12,075,116	2,717,473	141,307,484	19,873,486
Net change in unrealized appreciation/depreciation	39,821,915	46,085,195	65,119,169	184,218,700

Net increase in net assets resulting from operations	52,505,881	50,296,318	209,401,729	209,472,721

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(584,059)	(1,428,033)	(3,053,167)	(5,464,226)

Total distributions to shareholders	(584,059)	(1,428,033)	(3,053,167)	(5,464,226)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	44,044,043	409,484,382	1,483,596,556	1,537,521,335
Cost of shares redeemed	(64,157,947)	(605,566,599)	(1,322,085,609)	(1,791,794,480)

Net increase (decrease) in net assets from capital share transactions	(20,113,904)	(196,082,217)	161,510,947	(254,273,145)

INCREASE (DECREASE) IN NET ASSETS	31,807,918	(147,213,932)	367,859,509	(50,264,650)

NET ASSETS
Beginning of period	529,774,936	676,988,868	1,426,068,769	1,476,333,419

End of period	$561,582,854	$529,774,936	$1,793,928,278	$1,426,068,769

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$90,428	$65,637	$(78,091)	$—

SHARES ISSUED AND REDEEMED
Shares sold	300,000	3,300,000	43,500,000	54,250,000
Shares redeemed	(450,000)	(4,900,000)	(39,000,000)	(64,150,000)

Net increase (decrease) in shares outstanding	(150,000)	(1,600,000)	4,500,000	(9,900,000)

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Insurance ETF		iShares U.S. Medical Devices ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,405,442	$2,099,719	$2,919,530	$5,728,558
Net realized gain	2,619,182	5,960,129	87,994,485	174,425,207
Net change in unrealized appreciation/depreciation	6,165,189	13,429,281	34,645,043	41,018,766

Net increase in net assets resulting from operations	10,189,813	21,489,129	125,559,058	221,172,531

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,421,227)	(2,068,942)	(2,057,282)	(6,450,708)

Total distributions to shareholders	(1,421,227)	(2,068,942)	(2,057,282)	(6,450,708)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,257,831	79,604,208	662,308,678	1,091,161,793
Cost of shares redeemed	(9,169,605)	(32,583,090)	(469,099,369)	(1,110,841,081)

Net increase (decrease) in net assets from capital share transactions	(2,911,774)	47,021,118	193,209,309	(19,679,288)

INCREASE IN NET ASSETS	5,856,812	66,441,305	316,711,085	195,042,535

NET ASSETS
Beginning of period	166,263,817	99,822,512	1,052,379,992	857,337,457

End of period	$172,120,629	$166,263,817	$1,369,091,077	$1,052,379,992

Undistributed net investment income included in net assets at end of period	$76,361	$92,146	$1,061,966	$199,718

SHARES ISSUED AND REDEEMED
Shares sold	100,000	1,350,000	4,100,000	7,900,000
Shares redeemed	(150,000)	(600,000)	(2,850,000)	(7,950,000)

Net increase (decrease) in shares outstanding	(50,000)	750,000	1,250,000	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil & Gas Exploration & Production ETF		iShares U.S. Oil Equipment & Services ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,198,320	$3,462,015	$5,829,124	$1,929,024
Net realized loss	(32,240,892)	(3,221,173)	(26,735,309)	(53,139,392)
Net change in unrealized appreciation/depreciation	14,394,437	61,483,757	(12,664,337)	88,555,781

Net increase (decrease) in net assets resulting from operations	(15,648,135)	61,724,599	(33,570,522)	37,345,413

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,226,415)	(3,834,069)	(5,835,645)	(2,072,483)

Total distributions to shareholders	(2,226,415)	(3,834,069)	(5,835,645)	(2,072,483)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,015,213	166,225,375	15,470,840	41,276,718
Cost of shares redeemed	(47,141,830)	(174,107,887)	(26,564,994)	(60,053,927)

Net increase (decrease) in net assets from capital share transactions	12,873,383	(7,882,512)	(11,094,154)	(18,777,209)

INCREASE (DECREASE) IN NET ASSETS	(5,001,167)	50,008,018	(50,500,321)	16,495,721

NET ASSETS
Beginning of period	418,955,482	368,947,464	250,433,621	233,937,900

End of period	$413,954,315	$418,955,482	$199,933,300	$250,433,621

Distributions in excess of net investment income included in net assets at end of period	$(28,095)	$—	$(6,521)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	2,800,000	450,000	950,000
Shares redeemed	(850,000)	(3,050,000)	(750,000)	(1,550,000)

Net increase (decrease) in shares outstanding	200,000	(250,000)	(300,000)	(600,000)

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Pharmaceuticals ETF		iShares U.S. Real Estate ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,048,115	$5,702,023	$54,010,354	$122,304,267
Net realized gain (loss)	(19,653,420)	1,603,665	98,728,624	144,362,835
Net change in unrealized appreciation/depreciation	42,560,437	62,290,877	(15,158,262)	(104,336,258)

Net increase in net assets resulting from operations	28,955,132	69,596,565	137,580,716	162,330,844

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,067,778)	(6,054,440)	(81,760,860)	(182,863,277)

Total distributions to shareholders	(6,067,778)	(6,054,440)	(81,760,860)	(182,863,277)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,066,746	335,276,725	8,458,951,119	16,590,501,935
Cost of shares redeemed	(144,429,473)	(318,909,577)	(8,576,073,182)	(16,427,827,097)

Net increase (decrease) in net assets from capital share transactions	(98,362,727)	16,367,148	(117,122,063)	162,674,838

INCREASE (DECREASE) IN NET ASSETS	(75,475,373)	79,909,273	(61,302,207)	142,142,405

NET ASSETS
Beginning of period	717,098,332	637,189,059	4,608,522,089	4,466,379,684

End of period	$641,622,959	$717,098,332	$4,547,219,882	$4,608,522,089

Distributions in excess of net investment income included in net assets at end of period	$(19,663)	$—	$(27,750,506)	$—

SHARES ISSUED AND REDEEMED
Shares sold	300,000	2,300,000	105,600,000	210,800,000
Shares redeemed	(950,000)	(2,200,000)	(107,400,000)	(209,450,000)

Net increase (decrease) in shares outstanding	(650,000)	100,000	(1,800,000)	1,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Regional Banks ETF		iShares U.S. Telecommunications ETF
	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017	Six months ended September 30, 2017 (Unaudited)	Year ended March 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,868,540	$8,178,695	$6,955,460	$12,381,345
Net realized gain (loss)	25,684,681	32,818,900	(16,699,510)	69,710,754
Net change in unrealized appreciation/depreciation	9,014,538	80,922,975	(9,387,133)	(48,851,291)

Net increase (decrease) in net assets resulting from operations	40,567,759	121,920,570	(19,131,183)	33,240,808

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,891,929)	(7,963,412)	(6,882,584)	(15,102,165)

Total distributions to shareholders	(5,891,929)	(7,963,412)	(6,882,584)	(15,102,165)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,825,007	618,201,319	304,610,964	1,159,583,320
Cost of shares redeemed	(151,279,464)	(394,320,216)	(404,275,503)	(1,218,335,798)

Net increase (decrease) in net assets from capital share transactions	(86,454,457)	223,881,103	(99,664,539)	(58,752,478)

INCREASE (DECREASE) IN NET ASSETS	(51,778,627)	337,838,261	(125,678,306)	(40,613,835)

NET ASSETS
Beginning of period	747,957,034	410,118,773	519,768,060	560,381,895

End of period	$696,178,407	$747,957,034	$394,089,754	$519,768,060

Undistributed net investment income included in net assets at end of period	$814,104	$837,493	$72,876	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	14,000,000	9,350,000	35,000,000
Shares redeemed	(3,400,000)	(10,200,000)	(12,450,000)	(37,200,000)

Net increase (decrease) in shares outstanding	(1,950,000)	3,800,000	(3,100,000)	(2,200,000)

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$148.79	$116.90	$120.15	$108.61	$75.74	$66.92	$64.81

Income from investment operations:
Net investment income[b]	1.22 [c]	1.71	1.05	1.46	1.04	1.38	0.68
Net realized and unrealized gain (loss)[d]	28.93	31.69	(3.26)	11.76	33.00	8.89	2.14

Total from investment operations	30.15	33.40	(2.21)	13.22	34.04	10.27	2.82

Less distributions from:
Net investment income	(1.08)	(1.51)	(1.04)	(1.68)	(1.17)	(1.45)	(0.71)

Total distributions	(1.08)	(1.51)	(1.04)	(1.68)	(1.17)	(1.45)	(0.71)

Net asset value, end of period	$177.86	$148.79	$116.90	$120.15	$108.61	$75.74	$66.92

Total return	20.31%[e]	28.70%	(1.84)%[e]	12.28%	45.17%	15.63%	4.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,375,366	$2,574,090	$637,129	$546,702	$385,560	$83,316	$107,074
Ratio of expenses to average net assets[f]	0.44%	0.44%	0.44%	0.43%	0.44%	0.46%	0.47%
Ratio of net investment income to average net assets[f]	1.51%[c]	1.24%	0.99%	1.29%	1.04%	2.07%	1.09%
Portfolio turnover rate[g]	6%[e]	14%	17%[e]	15%	15%	26%	16%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Transdigm Group Inc. Excluding such special distribution, the net investment income would have been $0.74 per share and 0.91% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$51.31	$37.44	$42.46	$37.45	$27.62	$23.57	$29.91

Income from investment operations:
Net investment income[b]	0.34	0.83	0.58	0.46	0.46	0.48	0.23
Net realized and unrealized gain (loss)[c]	5.86	13.77	(4.89)	5.02	9.83	4.25	(6.26)

Total from investment operations	6.20	14.60	(4.31)	5.48	10.29	4.73	(6.03)

Less distributions from:
Net investment income	(0.37)	(0.73)	(0.71)	(0.47)	(0.46)	(0.53)	(0.23)
Return of capital	—	—	—	—	—	(0.15)	(0.08)

Total distributions	(0.37)	(0.73)	(0.71)	(0.47)	(0.46)	(0.68)	(0.31)

Net asset value, end of period	$57.14	$51.31	$37.44	$42.46	$37.45	$27.62	$23.57

Total return	12.14%[d]	39.27%	(10.23)%[d]	14.68%	37.35%	20.66%	(20.14)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$165,700	$171,887	$112,313	$297,222	$226,563	$92,518	$54,220
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	1.30%	1.83%	1.53%	1.14%	1.32%	1.99%	0.96%
Portfolio turnover rate[f]	7%[d]	17%	26%[d]	19%	36%	39%	20%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$134.12	$121.98	$128.59	$94.83	$78.64	$64.11	$65.20

Income from investment operations:
Net investment income[b]	0.16	0.31	0.24	0.21	0.18	0.50	0.20
Net realized and unrealized gain (loss)[c]	13.65	12.14	(6.58)	33.76	16.23	14.56	(1.08)

Total from investment operations	13.81	12.45	(6.34)	33.97	16.41	15.06	(0.88)

Less distributions from:
Net investment income	(0.15)	(0.31)	(0.27)	(0.21)	(0.22)	(0.53)	(0.21)

Total distributions	(0.15)	(0.31)	(0.27)	(0.21)	(0.22)	(0.53)	(0.21)

Net asset value, end of period	$147.78	$134.12	$121.98	$128.59	$94.83	$78.64	$64.11

Total return	10.31%[d]	10.23%	(4.94)%[d]	35.85%	20.89%	23.60%	(1.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$561,583	$529,775	$676,989	$822,992	$426,719	$275,227	$285,293
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	0.22%	0.25%	0.20%	0.18%	0.20%	0.73%	0.33%
Portfolio turnover rate[f]	8%[d]	12%	16%[d]	12%	14%	18%	23%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$31.97	$27.09	$25.90	$23.36	$24.25	$15.47	$13.52

Income from investment operations:
Net investment income[b]	0.06	0.11	0.10	0.09	0.04	0.12	0.09
Net realized and unrealized gain (loss)[c]	4.57	4.89	1.19	2.54	(0.89)	8.78	1.95

Total from investment operations	4.63	5.00	1.29	2.63	(0.85)	8.90	2.04

Less distributions from:
Net investment income	(0.06)	(0.12)	(0.10)	(0.09)	(0.04)	(0.12)	(0.09)

Total distributions	(0.06)	(0.12)	(0.10)	(0.09)	(0.04)	(0.12)	(0.09)

Net asset value, end of period	$36.54	$31.97	$27.09	$25.90	$23.36	$24.25	$15.47

Total return	14.50%[d]	18.50%	5.00%[d]	11.28%	(3.49)%	57.69%	15.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,793,928	$1,426,069	$1,476,333	$2,011,455	$1,550,038	$2,319,798	$679,965
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	0.38%	0.41%	0.39%	0.38%	0.17%	0.57%	0.74%
Portfolio turnover rate[f]	5%[d]	12%	14%[d]	13%	23%	17%	10%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$60.46	$49.91	$49.04	$46.26	$38.98	$32.02	$33.54

Income from investment operations:
Net investment income[b]	0.51	1.03	0.87	0.75	0.64	0.61	0.52
Net realized and unrealized gain (loss)[c]	3.30	10.48	0.90	2.79	7.28	6.96	(1.52)

Total from investment operations	3.81	11.51	1.77	3.54	7.92	7.57	(1.00)

Less distributions from:
Net investment income	(0.52)	(0.96)	(0.90)	(0.76)	(0.64)	(0.61)	(0.52)

Total distributions	(0.52)	(0.96)	(0.90)	(0.76)	(0.64)	(0.61)	(0.52)

Net asset value, end of period	$63.75	$60.46	$49.91	$49.04	$46.26	$38.98	$32.02

Total return	6.32%[d]	23.25%	3.60%[d]	7.67%	20.39%	23.96%	(2.78)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,121	$166,264	$99,823	$120,146	$152,673	$109,158	$70,438
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	1.64%	1.86%	1.89%	1.57%	1.45%	1.82%	1.77%
Portfolio turnover rate[f]	8%[d]	14%	10%[d]	12%	6%	18%	11%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$151.42	$122.48	$116.87	$95.07	$75.70	$67.13	$68.61

Income from investment operations:
Net investment income[b]	0.34	0.69	0.67	0.73	0.52	0.34	0.18
Net realized and unrealized gain (loss)[c]	15.44	29.06	6.47	21.79	19.25	8.63	(1.48)

Total from investment operations	15.78	29.75	7.14	22.52	19.77	8.97	(1.30)

Less distributions from:
Net investment income	(0.24)	(0.81)	(1.53)	(0.72)	(0.40)	(0.40)	(0.18)

Total distributions	(0.24)	(0.81)	(1.53)	(0.72)	(0.40)	(0.40)	(0.18)

Net asset value, end of period	$166.96	$151.42	$122.48	$116.87	$95.07	$75.70	$67.13

Total return	10.42%[d]	24.36%	6.13%[d]	23.75%	26.15%	13.43%	(1.86)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,369,091	$1,052,380	$857,337	$765,524	$708,255	$336,845	$332,287
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	0.42%	0.49%	0.61%	0.67%	0.59%	0.50%	0.29%
Portfolio turnover rate[f]	3%[d]	20%	17%[d]	19%	44%	9%	20%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$61.16	$51.96	$78.75	$90.37	$70.90	$64.57	$74.76

Income from investment operations:
Net investment income[b]	0.32	0.55	0.96	1.00	0.78	0.56	0.31
Net realized and unrealized gain (loss)[c]	(2.43)	9.25	(26.76)	(11.65)	19.46	6.33	(10.17)

Total from investment operations	(2.11)	9.80	(25.80)	(10.65)	20.24	6.89	(9.86)

Less distributions from:
Net investment income	(0.33)	(0.60)	(0.99)	(0.97)	(0.77)	(0.56)	(0.33)

Total distributions	(0.33)	(0.60)	(0.99)	(0.97)	(0.77)	(0.56)	(0.33)

Net asset value, end of period	$58.72	$61.16	$51.96	$78.75	$90.37	$70.90	$64.57

Total return	(3.43)%[d]	18.88%	(32.89)%[d]	(11.80)%	28.72%	10.76%	(13.17)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$413,954	$418,955	$368,947	$543,362	$483,476	$319,062	$377,714
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	1.14%	0.93%	1.74%	1.21%	0.98%	0.87%	0.48%
Portfolio turnover rate[f]	13%[d]	8%	18%[d]	7%	32%	13%	13%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$42.09	$35.72	$54.16	$70.65	$56.48	$53.56	$67.03

Income from investment operations:
Net investment income[b]	1.01 [c]	0.33	0.71	0.93	0.55	0.32	0.19
Net realized and unrealized gain (loss)[d]	(6.65)	6.39	(18.42)	(16.48)	14.20	2.95	(13.47)

Total from investment operations	(5.64)	6.72	(17.71)	(15.55)	14.75	3.27	(13.28)

Less distributions from:
Net investment income	(1.06)	(0.35)	(0.73)	(0.94)	(0.58)	(0.35)	(0.19)

Total distributions	(1.06)	(0.35)	(0.73)	(0.94)	(0.58)	(0.35)	(0.19)

Net asset value, end of period	$35.39	$42.09	$35.72	$54.16	$70.65	$56.48	$53.56

Total return	(13.36)%[e]	18.88%	(32.83)%[e]	(22.07)%	26.25%	6.16%	(19.80)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$199,933	$250,434	$233,938	$389,980	$579,369	$367,121	$452,611
Ratio of expenses to average net assets[f]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets	2.87%[c,e]	0.81%	1.91%[f]	1.52%	0.87%	0.62%	0.34%
Portfolio turnover rate[g]	13%[e]	27%	18%[e]	14%	15%	17%	13%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.17 per share and 0.48% of average net assets (not annualized).
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$150.97	$137.03	$168.05	$129.31	$99.11	$83.94	$71.96

Income from investment operations:
Net investment income[b]	1.34 [c]	1.28	1.54	1.53	1.23	1.65	1.03
Net realized and unrealized gain (loss)[d]	5.55	14.01	(29.40)	39.00	30.20	15.19	11.95

Total from investment operations	6.89	15.29	(27.86)	40.53	31.43	16.84	12.98

Less distributions from:
Net investment income	(1.37)	(1.35)	(1.52)	(1.61)	(1.23)	(1.67)	(1.00)
Net realized gain	—	—	(1.64)	(0.18)	—	—	—

Total distributions	(1.37)	(1.35)	(3.16)	(1.79)	(1.23)	(1.67)	(1.00)

Net asset value, end of period	$156.49	$150.97	$137.03	$168.05	$129.31	$99.11	$83.94

Total return	4.57%[e]	11.19%	(16.84)%[e]	31.58%	31.92%	20.32%	18.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$641,623	$717,098	$637,189	$1,167,951	$665,969	$465,822	$373,531
Ratio of expenses to average net assets[f]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[f]	1.75%[c]	0.87%	1.03%	1.03%	1.09%	1.86%	1.38%
Portfolio turnover rate[g]	12%[e]	33%	31%[e]	37%	31%	24%	18%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Merrimack Pharmaceuticals Inc. Excluding such special distribution, the net investment income would have been $0.84 per share and 1.10% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$78.51	$77.88	$75.44	$69.75	$73.45	$63.90	$62.15

Income from investment operations:
Net investment income[b]	0.95	2.19	1.84	1.92	2.03	2.07	1.81
Net realized and unrealized gain (loss)[c]	1.86	1.67	3.79	6.47	(3.16)	9.93	2.15

Total from investment operations	2.81	3.86	5.63	8.39	(1.13)	12.00	3.96

Less distributions from:
Net investment income	(1.40)	(3.23)	(2.60)	(2.55)	(2.49)	(2.45)	(2.21)
Net realized gain	—	—	(0.59)	(0.15)	(0.08)	—	—

Total distributions	(1.40)	(3.23)	(3.19)	(2.70)	(2.57)	(2.45)	(2.21)

Net asset value, end of period	$79.92	$78.51	$77.88	$75.44	$69.75	$73.45	$63.90

Total return	3.59%[d]	5.03%	7.77%[d]	12.14%	(1.23)%	19.35%	6.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,547,220	$4,608,522	$4,466,380	$4,937,495	$4,547,393	$5,769,209	$3,926,945
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	2.38%	2.77%	2.72%	2.55%	3.04%	3.16%	3.11%
Portfolio turnover rate[f]	8%[d]	18%	13%[d]	21%	27%	16%	14%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$44.79	$31.79	$34.87	$33.02	$26.81	$24.82	$24.34

Income from investment operations:
Net investment income[b]	0.38	0.71	0.63	0.61	0.55	0.53	0.42
Net realized and unrealized gain (loss)[c]	2.42	12.95	(3.04)	1.84	6.19	1.95	0.48

Total from investment operations	2.80	13.66	(2.41)	2.45	6.74	2.48	0.90

Less distributions from:
Net investment income	(0.39)	(0.66)	(0.67)	(0.60)	(0.53)	(0.49)	(0.42)

Total distributions	(0.39)	(0.66)	(0.67)	(0.60)	(0.53)	(0.49)	(0.42)

Net asset value, end of period	$47.20	$44.79	$31.79	$34.87	$33.02	$26.81	$24.82

Total return	6.29%[d]	43.37%	(7.08)%[d]	7.44%	25.24%	10.17%	4.03%

Ratios/Supplemental data:
Net assets, end of period (000s)	$696,178	$747,957	$410,119	$543,990	$458,915	$349,824	$143,941
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	1.67%	1.79%	1.99%	1.80%	1.75%	2.09%	1.91%
Portfolio turnover rate[f]	2%[d]	6%	11%[d]	5%	9%	8%	7%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Six months ended Sep. 30, 2017 (Unaudited)	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$32.38	$30.71	$30.75	$29.34	$26.77	$21.91	$24.53

Income from investment operations:
Net investment income[b]	0.48	0.66	0.44	0.64	0.71	0.63	0.63
Net realized and unrealized gain (loss)[c]	(1.93)	1.87	0.12	1.43	2.66	4.89	(2.66)

Total from investment operations	(1.45)	2.53	0.56	2.07	3.37	5.52	(2.03)

Less distributions from:
Net investment income	(0.50)	(0.86)	(0.60)	(0.66)	(0.80)	(0.66)	(0.59)

Total distributions	(0.50)	(0.86)	(0.60)	(0.66)	(0.80)	(0.66)	(0.59)

Net asset value, end of period	$30.43	$32.38	$30.71	$30.75	$29.34	$26.77	$21.91

Total return	(4.50)%[d]	8.25%	1.93%[d]	7.15%	12.81%	25.59%	(8.20)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$394,090	$519,768	$560,382	$713,380	$598,439	$547,534	$470,032
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	2.98%	2.02%	1.67%	2.14%	2.54%	2.63%	2.81%
Portfolio turnover rate[f]	15%[d]	47%	24%[d]	49%	53%	40%	25%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers Securities Exchanges	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified

iShares ETF	Diversification Classification
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2017 are reflected in tax reclaims receivable. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of September 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of September 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of September 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Aerospace & Defense
Barclays Capital Inc.	$8,943,598	$8,943,598	$—
BNP Paribas New York Branch	1,253,358	1,253,358	—
Citigroup Global Markets Inc.	10,614,763	10,614,763	—
Credit Suisse Securities (USA) LLC	2,076,361	2,076,361	—
Deutsche Bank Securities Inc.	17,464,373	17,464,373	—
Goldman Sachs & Co.	25,760,734	25,760,734	—
HSBC Bank PLC	1,165,468	1,165,468	—
Jefferies LLC	1,027,398	1,027,398	—
JPMorgan Securities LLC	21,174,504	21,174,504	—
Merrill Lynch, Pierce, Fenner & Smith	7,307,995	7,307,995	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	22,068,012	22,068,012	—
National Financial Services LLC	1,933,535	1,933,535	—
Nomura Securities International Inc.	74,375	74,375	—
State Street Bank & Trust Company	330,339	330,339	—
UBS AG	9,225,759	9,225,759	—
UBS Securities LLC	639,797	639,797	—

	$131,060,369	$131,060,369	$—

U.S. Broker-Dealers & Securities Exchanges
JPMorgan Securities LLC	$1,623,235	$1,623,235	$—
UBS AG	39,982	39,982	—

	$1,663,217	$1,663,217	$—

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Healthcare Providers
Citigroup Global Markets Inc.	$431,016	$431,016	$—
Credit Suisse Securities (USA) LLC	4,332,840	4,332,840	—
Deutsche Bank Securities Inc.	6,174,011	6,174,011	—
Goldman Sachs & Co.	1,014,443	1,014,443	—
JPMorgan Securities LLC	1,949,923	1,949,923	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,473,173	5,473,173	—
State Street Bank & Trust Company	7,044,347	7,044,347	—

	$26,419,753	$26,419,753	$—

U.S. Home Construction
BNP Paribas New York Branch	$702,624	$702,624	$—
BNP Paribas Prime Brokerage Inc.	48,335	48,127	(208)
BNP Paribas Prime Brokerage International Ltd.	124,261	124,261	—
Citigroup Global Markets Inc.	8,748,217	8,748,217	—
Credit Suisse Securities (USA) LLC	615,237	615,237	—
Deutsche Bank Securities Inc.	22,239,017	22,239,017	—
Goldman Sachs & Co.	1,933,267	1,933,267	—
HSBC Bank PLC	2,161,327	2,161,327	—
JPMorgan Securities LLC	11,939,263	11,939,263	—
Merrill Lynch, Pierce, Fenner & Smith	814,349	814,349	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	23,168,495	22,750,070	(418,425)
National Financial Services LLC	310,800	310,800	—
Nomura Securities International Inc.	619,982	619,982	—
Scotia Capital (USA) Inc.	65,170	65,170	—
State Street Bank & Trust Company	10,440,850	10,440,850	—
UBS AG	2,270,849	2,270,849	—
UBS Securities LLC	2,206,130	2,206,130	—
Wells Fargo Bank, National Association	706,742	706,742	—
Wells Fargo Securities LLC	5,125	5,125	—

	$89,120,040	$88,701,407	$(418,633)

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Medical Devices
Barclays Capital Inc.	$6,091,698	$6,091,698	$—
BNP Paribas New York Branch	4,922,715	4,922,715	—
BNP Paribas Prime Brokerage International Ltd.	731,400	731,400	—
Citigroup Global Markets Inc.	1,141,626	1,125,203	(16,423)
Credit Suisse Securities (USA) LLC	1,880,588	1,880,588	—
Deutsche Bank Securities Inc.	823,781	823,781	—
Goldman Sachs & Co.	16,170,373	16,122,141	(48,232)
JPMorgan Securities LLC	2,826,055	2,826,055	—
Merrill Lynch, Pierce, Fenner & Smith	846,225	843,396	(2,829)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,701,786	5,701,786	—
National Financial Services LLC	686,345	686,345	—
Nomura Securities International Inc.	367,560	367,560	—
State Street Bank & Trust Company	7,452,535	7,452,535	—
UBS Securities LLC	779,458	779,458	—
Wells Fargo Securities LLC	62,700	62,700	—

	$50,484,845	$50,417,361	$(67,484)

U.S. Oil & Gas Exploration & Production
Barclays Capital Inc.	$83,382	$83,382	$—
BNP Paribas Prime Brokerage Inc.	2,480,306	2,480,306	—
Citigroup Global Markets Inc.	7,187,254	7,187,254	—
Credit Suisse Securities (USA) LLC	2,351,900	2,351,900	—
Deutsche Bank Securities Inc.	4,300,617	4,300,617	—
HSBC Bank PLC	1,060,696	1,060,696	—
JPMorgan Securities LLC	14,176,076	14,176,076	—
Merrill Lynch, Pierce, Fenner & Smith	202,413	202,413	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,637,473	2,637,473	—
Nomura Securities International Inc.	218,977	218,977	—
Scotia Capital (USA) Inc.	2,027,587	2,027,587	—
State Street Bank & Trust Company	1,438,100	1,438,100	—
Wells Fargo Securities LLC	33,170	33,170	—

	$38,197,951	$38,197,951	$—

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Oil Equipment & Services
Barclays Capital Inc.	$1,431,789	$1,431,789	$—
BNP Paribas New York Branch	47,415	47,415	—
BNP Paribas Prime Brokerage Inc.	1,278,743	1,278,743	—
BNP Paribas Prime Brokerage International Ltd.	764,159	764,159	—
Citigroup Global Markets Inc.	3,698,430	3,698,430	—
Credit Suisse Securities (USA) LLC	1,017,829	1,017,829	—
Deutsche Bank Securities Inc.	1,517,163	1,517,163	—
Goldman Sachs & Co.	14,797,039	14,797,039	—
HSBC Bank PLC	177	177	—
JPMorgan Securities LLC	12,101,393	12,101,393	—
Merrill Lynch, Pierce, Fenner & Smith	1,627,783	1,627,783	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,666,913	3,666,913	—
Nomura Securities International Inc.	29,970	29,970	—
Scotia Capital (USA) Inc.	159,538	159,538	—
SG Americas Securities LLC	71,891	71,891	—
State Street Bank & Trust Company	1,145,227	1,145,227	—
UBS AG	671,238	671,238	—
UBS Securities LLC	8,232	8,232	—

	$44,034,929	$44,034,929	$—

U.S. Pharmaceuticals
Barclays Capital Inc.	$5,479,545	$5,479,545	$—
BNP Paribas New York Branch	11,215,469	11,215,469	—
BNP Paribas Prime Brokerage Inc.	1,383,669	1,369,066	(14,603)
BNP Paribas Prime Brokerage International Ltd.	682,506	682,506	—
Citigroup Global Markets Inc.	462,718	462,718	—
Credit Suisse Securities (USA) LLC	7,974,090	7,974,090	—
Deutsche Bank Securities Inc.	15,006,112	15,006,112	—
Goldman Sachs & Co.	16,354,780	16,354,780	—
HSBC Bank PLC	3,572,453	3,550,756	(21,697)
Jefferies LLC	1,250,406	1,250,406	—
JPMorgan Securities LLC	20,752,476	20,752,476	—
Merrill Lynch, Pierce, Fenner & Smith	10,889,559	10,889,559	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	23,015,343	23,015,343	—
National Financial Services LLC	232,069	232,069	—
Nomura Securities International Inc.	339,968	339,968	—
SG Americas Securities LLC	490,900	490,900	—
State Street Bank & Trust Company	3,154,171	3,154,171	—
UBS AG	1,752,494	1,752,494	—
UBS Securities LLC	1,073,834	1,073,834	—

	$125,082,562	$125,046,262	$(36,300)

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Real Estate
Barclays Capital Inc.	$1,476,484	$1,476,484	$—
BNP Paribas New York Branch	747,433	747,433	—
BNP Paribas Prime Brokerage Inc.	1,582,672	1,582,672	—
BNP Paribas Prime Brokerage International Ltd.	5,186,159	5,186,159	—
Citigroup Global Markets Inc.	36,936,245	36,936,245	—
Credit Suisse Securities (USA) LLC	1,391,162	1,391,162	—
Deutsche Bank Securities Inc.	5,581,997	5,581,997	—
Goldman Sachs & Co.	82,311,736	82,311,736	—
HSBC Bank PLC	745,969	745,969	—
Jefferies LLC	7,820	7,820	—
JPMorgan Securities LLC	49,951,406	49,951,406	—
Merrill Lynch, Pierce, Fenner & Smith	66,312,557	66,312,557	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	100,441,736	100,441,736	—
National Financial Services LLC	738,985	738,985	—
Nomura Securities International Inc.	15,933,470	15,933,470	—
State Street Bank & Trust Company	17,563,891	17,563,891	—
UBS AG	9,199,483	9,199,483	—
UBS Securities LLC	10,024,206	10,024,206	—
Wells Fargo Securities LLC	135,745	135,745	—

	$406,269,156	$406,269,156	$—

U.S. Regional Banks
State Street Bank & Trust Company	$1,594,007	$1,594,007	$—

U.S. Telecommunications
Barclays Capital Inc.	$1,842,668	$1,842,668	$—
BNP Paribas New York Branch	2,460,819	2,460,819	—
BNP Paribas Prime Brokerage International Ltd.	1,136,884	1,136,884	—
Citigroup Global Markets Inc.	3,890,000	3,890,000	—
Credit Suisse Securities (USA) LLC	5,786,683	5,786,683	—
Deutsche Bank Securities Inc.	11,453,903	11,453,903	—
Goldman Sachs & Co.	5,237,118	5,237,118	—
HSBC Bank PLC	3,403,700	3,403,700	—
Jefferies LLC	912,418	912,418	—
JPMorgan Securities LLC	1,379,201	1,379,201	—
Merrill Lynch, Pierce, Fenner & Smith	7,756,280	7,756,280	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	12,169,579	12,169,579	—
National Financial Services LLC	109,180	109,180	—
Nomura Securities International Inc.	787,007	787,007	—
SG Americas Securities LLC	22,660	22,660	—
Timber Hill LLC	31,760	31,760	—
UBS AG	1,606	1,606	—
UBS Securities LLC	63,860	63,860	—
Wells Fargo Securities LLC	83,760	83,760	—

	$58,529,086	$58,529,086	$—

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion, up to and including $30 billion
0.34	Over $30 billion, up to and including $40 billion
0.33	Over $40 billion, up to and including $50 billion
0.31	Over $50 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
U.S. Aerospace & Defense	$405,742
U.S. Broker-Dealers & Securities Exchanges	1,425
U.S. Healthcare Providers	38,140
U.S. Home Construction	122,566
U.S. Insurance	294
U.S. Medical Devices	38,905

iShares ETF	Fees Paid to BTC
U.S. Oil & Gas Exploration & Production	29,174
U.S. Oil Equipment & Services	45,531
U.S. Pharmaceuticals	380,011
U.S. Real Estate	246,268
U.S. Regional Banks	721
U.S. Telecommunications	549,105

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$55,927,651	$17,960,437
U.S. Broker-Dealers & Securities Exchanges	1,136,698	1,545,220
U.S. Healthcare Providers	14,118,826	12,069,919
U.S. Home Construction	8,527,362	14,250,716
U.S. Insurance	3,847,192	4,330,880
U.S. Medical Devices	3,826,952	15,303,495
U.S. Oil & Gas Exploration & Production	22,252,370	22,373,295
U.S. Oil Equipment & Services	3,291,620	10,451,073
U.S. Pharmaceuticals	12,938,505	27,666,687
U.S. Real Estate	5,617,064	1,785,914
U.S. Regional Banks	2,551,262	1,291,373
U.S. Telecommunications	8,424,562	14,222,944

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2017 were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$221,818,912	$186,846,569
U.S. Broker-Dealers & Securities Exchanges	10,490,122	11,780,650
U.S. Healthcare Providers	52,612,538	42,362,265
U.S. Home Construction	81,546,246	81,498,206
U.S. Insurance	14,388,320	13,690,453
U.S. Medical Devices	44,136,511	44,280,093
U.S. Oil & Gas Exploration & Production	49,948,659	49,411,372
U.S. Oil Equipment & Services	27,051,827	26,762,447
U.S. Pharmaceuticals	84,173,147	84,480,021
U.S. Real Estate	342,086,732	358,494,880
U.S. Regional Banks	17,809,168	15,877,793
U.S. Telecommunications	68,999,061	72,253,478

In-kind transactions (see Note 4) for the six months ended September 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$1,427,195,353	$244,836,596
U.S. Broker-Dealers & Securities Exchanges	18,381,715	39,699,834
U.S. Healthcare Providers	43,999,265	64,096,470
U.S. Home Construction	1,481,945,863	1,320,631,961
U.S. Insurance	5,743,688	8,790,562
U.S. Medical Devices	661,492,966	467,393,701
U.S. Oil & Gas Exploration & Production	59,392,048	46,508,575
U.S. Oil Equipment & Services	15,431,410	26,462,713
U.S. Pharmaceuticals	45,856,420	143,857,244
U.S. Real Estate	8,289,913,054	8,398,371,711
U.S. Regional Banks	64,525,893	150,708,104
U.S. Telecommunications	298,614,462	395,234,121

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in notional value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional value of the contract at the time it was opened and the notional value at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares U.S. Real Estate ETF during the six months ended September 30, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(87,693)	$(79,239)

The following table shows the average quarter-end balances of open futures contracts for the iShares U.S. Real Estate ETF for the six months ended September 30, 2017:

Average value of contracts purchased	$7,778,520

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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As of March 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
U.S. Aerospace & Defense	$9,931,981	$18,274,518	$1,447,425	$29,653,924
U.S. Broker-Dealers & Securities Exchanges	19,676,652	17,785,438	2,266,806	39,728,896
U.S. Healthcare Providers	22,301,316	5,250,466	—	27,551,782
U.S. Home Construction	14,577,492	146,896,099	7,844,464	169,318,055
U.S. Insurance	671,826	2,305,872	2,460,926	5,438,624
U.S. Medical Devices	—	5,371,460	6,907,841	12,279,301
U.S. Oil & Gas Exploration & Production	51,063,414	9,040,459	7,967,383	68,071,256
U.S. Oil Equipment & Services	86,407,173	57,694,132	23,866,864	167,968,169
U.S. Pharmaceuticals	33,503,987	—	—	33,503,987
U.S. Real Estate	4,210,689	—	—	4,210,689
U.S. Regional Banks	9,286,131	19,012,829	1,225,053	29,524,013
U.S. Telecommunications	41,892,348	109,926,562	30,701,158	182,520,068

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares U.S. Aerospace & Defense ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Medical Devices ETF and iShares U.S. Pharmaceuticals ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

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low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits

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would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Insurance ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF and iShares U.S. Regional Banks ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

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The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short-and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the

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Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates.    The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares U.S. Real Estate ETF and iShares U.S. Telecommunications ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Board Review and Approval of Investment Advisory

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iSHARES® TRUST

by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Real Estate	$1.390894	$—	$0.012405	$1.403299	99%	—%	1%	100%

SUPPLEMENTAL INFORMATION	95

Notes:

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-311-0917

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)	Full schedules of investments are attached.

(b)	Not applicable.

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.89%
Boeing Co. (The)	594,731	$151,186,566
General Dynamics Corp.	444,934	91,469,532
L3 Technologies Inc.	56,005	10,553,022
Lockheed Martin Corp.	400,289	124,205,674
Northrop Grumman Corp.	278,222	80,050,034
Raytheon Co.	310,680	57,966,674
Rockwell Collins Inc.	163,384	21,355,923
TransDigm Group Inc.	77,343	19,772,738

		556,560,163
AIR FREIGHT & LOGISTICS — 1.25%
CH Robinson Worldwide Inc.[a]	112,606	8,569,316
Expeditors International of Washington Inc.	180,801	10,822,748
FedEx Corp.	394,289	88,943,713
United Parcel Service Inc. Class B	1,100,379	132,144,514

		240,480,291
AIRLINES — 0.44%
Alaska Air Group Inc.	125,782	9,593,393
Southwest Airlines Co.	879,330	49,224,894
United Continental Holdings Inc.[b]	414,548	25,237,682

		84,055,969
AUTOMOBILES — 0.07%
Harley-Davidson Inc.	273,483	13,184,615

		13,184,615
BANKS — 0.60%
Citizens Financial Group Inc.	304,138	11,517,706
Comerica Inc.	155,096	11,827,621
KeyCorp	849,682	15,991,015
U.S. Bancorp.	1,421,749	76,191,529

		115,527,871
BEVERAGES — 2.01%
Brown-Forman Corp. Class B	188,356	10,227,731
Coca-Cola Co. (The)	3,127,756	140,780,298
Constellation Brands Inc. Class A	274,642	54,777,347
Dr Pepper Snapple Group Inc.	174,797	15,464,291
Monster Beverage Corp.[b]	398,946	22,041,766
PepsiCo Inc.	1,278,022	142,409,991

		385,701,424
BIOTECHNOLOGY — 5.07%
AbbVie Inc.	2,546,743	226,303,583
Alexion Pharmaceuticals Inc.[b]	356,459	50,007,633
Amgen Inc.	641,157	119,543,723
Biogen Inc.[b]	337,785	105,767,239

Security	Shares	Value
Celgene Corp.[b]	1,249,895	$182,259,689
Gilead Sciences Inc.	2,086,363	169,037,130
Incyte Corp.[a,b]	272,145	31,770,208
Regeneron Pharmaceuticals Inc.[b]	122,717	54,869,225
Vertex Pharmaceuticals Inc.[b]	230,379	35,026,823

		974,585,253
BUILDING PRODUCTS — 0.24%
Allegion PLC	97,124	8,398,312
AO Smith Corp.	234,748	13,951,074
Fortune Brands Home & Security Inc.	174,415	11,725,920
Masco Corp.	313,745	12,239,193

		46,314,499
CAPITAL MARKETS — 2.32%
Ameriprise Financial Inc.	115,380	17,135,084
BlackRock Inc.[c]	96,930	43,336,434
CBOE Holdings Inc.	117,515	12,648,139
Charles Schwab Corp. (The)	1,904,060	83,283,584
CME Group Inc.	341,966	46,397,947
E*TRADE Financial Corp.[b]	441,189	19,240,252
Intercontinental Exchange Inc.	940,178	64,590,229
Moody’s Corp.	265,519	36,962,900
Nasdaq Inc.	86,101	6,678,855
Northern Trust Corp.	219,070	20,139,105
Raymond James Financial Inc.	112,762	9,509,219
S&P Global Inc.	410,445	64,156,658
T Rowe Price Group Inc.	249,843	22,648,268

		446,726,674
CHEMICALS — 1.33%
Air Products & Chemicals Inc.	199,237	30,128,619
Albemarle Corp.	176,492	24,057,625
Ecolab Inc.	229,217	29,479,598
FMC Corp.	140,971	12,590,120
International Flavors & Fragrances Inc.	73,181	10,458,297
Monsanto Co.	470,256	56,346,074
PPG Industries Inc.	217,129	23,593,237
Praxair Inc.	255,946	35,765,894
Sherwin-Williams Co. (The)	90,926	32,555,145

		254,974,609
COMMERCIAL SERVICES & SUPPLIES — 0.49%
Cintas Corp.	136,911	19,753,519
Republic Services Inc.	366,290	24,197,117
Waste Management Inc.	646,225	50,580,031

		94,530,667
COMMUNICATIONS EQUIPMENT — 0.36%
F5 Networks Inc.[b]	101,873	12,281,809
Harris Corp.	191,991	25,281,375
Juniper Networks Inc.	338,754	9,427,524

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

Security	Shares	Value
Motorola Solutions Inc.	259,224	$22,000,341

		68,991,049
CONSTRUCTION & ENGINEERING — 0.05%
Quanta Services Inc.[b]	242,368	9,057,292

		9,057,292
CONSTRUCTION MATERIALS — 0.24%
Martin Marietta Materials Inc.	100,280	20,680,744
Vulcan Materials Co.	210,770	25,208,092

		45,888,836
CONSUMER FINANCE — 0.46%
American Express Co.	562,424	50,876,875
Discover Financial Services	593,814	38,289,127

		89,166,002
CONTAINERS & PACKAGING — 0.16%
Avery Dennison Corp.	74,842	7,359,962
Packaging Corp. of America	150,205	17,225,510
Sealed Air Corp.	161,461	6,897,614

		31,483,086
DISTRIBUTORS — 0.09%

LKQ Corp.[b]	490,631	17,657,810

		17,657,810
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.96%
Level 3 Communications Inc.[b]	263,748	14,055,131
Verizon Communications Inc.	3,454,130	170,944,894

		185,000,025
ELECTRIC UTILITIES — 0.32%
Alliant Energy Corp.	175,680	7,303,017
NextEra Energy Inc.	366,463	53,705,153

		61,008,170
ELECTRICAL EQUIPMENT — 0.40%
Acuity Brands Inc.	67,481	11,558,146
Emerson Electric Co.	471,971	29,658,658
Rockwell Automation Inc.	204,706	36,480,656

		77,697,460
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.59%
Amphenol Corp. Class A	487,334	41,247,950
Corning Inc.	1,441,559	43,131,445
FLIR Systems Inc.	156,025	6,070,933
TE Connectivity Ltd.	283,255	23,527,160

		113,977,488

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.61%
Baker Hughes a GE Co.	295,962	$10,838,128
Halliburton Co.	803,338	36,977,648
Schlumberger Ltd.	998,168	69,632,200

		117,447,976
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.91%
Alexandria Real Estate Equities Inc.[a]	150,093	17,856,564
American Tower Corp.	685,655	93,715,325
Apartment Investment & Management Co. Class A	249,539	10,944,781
AvalonBay Communities Inc.	220,387	39,321,449
Boston Properties Inc.	161,212	19,809,731
Crown Castle International Corp.	421,448	42,136,371
Digital Realty Trust Inc.	326,353	38,617,350
Duke Realty Corp.	566,673	16,331,516
Equinix Inc.	124,479	55,554,978
Equity Residential	392,121	25,852,537
Essex Property Trust Inc.	56,195	14,275,216
Extra Space Storage Inc.[a]	200,807	16,048,495
Federal Realty Investment Trust	72,068	8,951,566
GGP Inc.[a]	1,003,900	20,851,003
Host Hotels & Resorts Inc.	1,181,174	21,839,907
Iron Mountain Inc.[a]	241,594	9,398,007
Kimco Realty Corp.[a]	677,174	13,238,752
Mid-America Apartment Communities Inc.	110,276	11,786,299
Prologis Inc.	849,709	53,922,533
Public Storage	155,395	33,252,976
Realty Income Corp.	269,733	15,426,030
Regency Centers Corp.	150,084	9,311,211
SBA Communications Corp.[b]	148,456	21,385,087
Simon Property Group Inc.	327,685	52,760,562
UDR Inc.	426,061	16,203,100
Ventas Inc.	324,324	21,123,222
Vornado Realty Trust	136,676	10,507,651
Welltower Inc.	588,665	41,371,376

		751,793,595
FOOD & STAPLES RETAILING — 0.12%
Sysco Corp.	412,633	22,261,550

		22,261,550
FOOD PRODUCTS — 0.45%
Campbell Soup Co.	188,324	8,817,330
General Mills Inc.	507,094	26,247,185
Hershey Co. (The)	226,528	24,730,062
Kellogg Co.	214,583	13,383,542
McCormick & Co. Inc./MD NVS	122,001	12,522,182

		85,700,301
HEALTH CARE EQUIPMENT & SUPPLIES — 2.63%
Align Technology Inc.[b]	115,643	21,540,822
Becton Dickinson and Co.	363,941	71,314,239

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

Security	Shares	Value
Boston Scientific Corp.[b]	2,192,120	$63,944,140
Cooper Companies Inc. (The)	55,975	13,272,232
CR Bard Inc.	116,070	37,200,435
Danaher Corp.	517,635	44,402,730
Edwards Lifesciences Corp.[b]	336,781	36,813,531
Hologic Inc.[b]	270,067	9,908,758
IDEXX Laboratories Inc.[b]	139,561	21,700,340
Intuitive Surgical Inc.[a,b]	59,568	62,300,980
ResMed Inc.	149,144	11,478,122
Stryker Corp.	513,937	72,989,333
Varian Medical Systems Inc.[a,b]	147,266	14,735,436
Zimmer Biomet Holdings Inc.	207,454	24,290,789

		505,891,887
HEALTH CARE PROVIDERS & SERVICES — 2.59%
Aetna Inc.	530,690	84,385,017
Envision Healthcare Corp.[a,b]	80,957	3,639,017
HCA Healthcare Inc.[b]	236,284	18,805,844
Humana Inc.	230,885	56,250,512
Laboratory Corp. of America Holdings[b]	87,277	13,176,209
Quest Diagnostics Inc.	133,994	12,547,198
UnitedHealth Group Inc.	1,544,667	302,523,032
Universal Health Services Inc. Class B	62,380	6,920,437

		498,247,266
HEALTH CARE TECHNOLOGY — 0.19%
Cerner Corp.[a,b]	504,989	36,015,816

		36,015,816
HOTELS, RESTAURANTS & LEISURE — 2.34%
Chipotle Mexican Grill Inc.[a,b]	22,124	6,810,431
Darden Restaurants Inc.	201,653	15,886,223
Hilton Worldwide Holdings Inc.	256,462	17,811,286
Marriott International Inc./MD Class A	499,744	55,101,773
McDonald’s Corp.	802,320	125,707,498
MGM Resorts International	522,829	17,038,997
Royal Caribbean Cruises Ltd.	140,677	16,675,852
Starbucks Corp.	2,306,783	123,897,315
Wyndham Worldwide Corp.	110,402	11,637,475
Wynn Resorts Ltd.	127,807	19,033,018
Yum! Brands Inc.	550,203	40,500,443

		450,100,311
HOUSEHOLD DURABLES — 0.25%
Garmin Ltd.	177,892	9,600,831
Leggett & Platt Inc.	123,699	5,904,153
Mohawk Industries Inc.[b]	47,238	11,691,878
Newell Brands Inc.	479,266	20,450,280

		47,647,142
HOUSEHOLD PRODUCTS — 1.57%
Church & Dwight Co. Inc.	259,099	12,553,346
Clorox Co. (The)	112,776	14,876,282
Colgate-Palmolive Co.	787,652	57,380,448
Kimberly-Clark Corp.	294,519	34,658,996

Security	Shares	Value
Procter & Gamble Co. (The)	1,996,219	$181,616,005

		301,085,077
INDUSTRIAL CONGLOMERATES — 2.17%
3M Co.	648,311	136,080,479
General Electric Co.	6,501,037	157,195,074
Honeywell International Inc.	718,573	101,850,537
Roper Technologies Inc.	89,562	21,799,391

		416,925,481
INSURANCE — 0.81%
Aon PLC	406,325	59,364,082
Arthur J Gallagher & Co.	286,705	17,646,693
Cincinnati Financial Corp.	133,215	10,200,273
Marsh & McLennan Companies Inc.	818,809	68,624,382

		155,835,430
INTERNET & DIRECT MARKETING RETAIL — 4.75%
Amazon.com Inc.[b]	636,988	612,368,414
Expedia Inc.	194,790	28,038,073
Netflix Inc.[b]	689,771	125,089,971
Priceline Group Inc. (The)[b]	78,380	143,499,671
TripAdvisor Inc.[b]	97,220	3,940,327

		912,936,456
INTERNET SOFTWARE & SERVICES — 8.45%
Akamai Technologies Inc.[b]	271,966	13,250,183
Alphabet Inc. Class Ab	476,154	463,640,673
Alphabet Inc. Class Cb	482,256	462,536,552
eBay Inc.[b]	622,283	23,933,004
Facebook Inc. Class Ab	3,786,863	647,061,281
VeriSign Inc.[a,b]	137,761	14,656,393

		1,625,078,086
IT SERVICES — 6.42%
Accenture PLC Class A	987,305	133,355,286
Alliance Data Systems Corp.	46,432	10,287,010
Automatic Data Processing Inc.	709,936	77,610,204
Cognizant Technology Solutions Corp. Class A	660,430	47,907,592
CSRA Inc.	125,792	4,059,308
DXC Technology Co.	240,860	20,685,057
Fidelity National Information Services Inc.	530,947	49,585,140
Fiserv Inc.[b]	335,895	43,317,019
Gartner Inc.[b]	144,417	17,966,919
Global Payments Inc.	243,610	23,150,258
International Business Machines Corp.	789,268	114,507,001
Mastercard Inc. Class A	1,491,793	210,641,172
Paychex Inc.	510,671	30,619,833
PayPal Holdings Inc.[b]	1,805,698	115,618,843
Total System Services Inc.	269,407	17,646,159
Visa Inc. Class A	2,922,609	307,575,371

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

Security	Shares	Value
Western Union Co. (The)	480,578	$9,227,098

		1,233,759,270
LEISURE PRODUCTS — 0.12%
Hasbro Inc.	182,728	17,847,044
Mattel Inc.	309,926	4,797,654

		22,644,698
LIFE SCIENCES TOOLS & SERVICES — 0.99%
Agilent Technologies Inc.	332,870	21,370,254
Illumina Inc.[a,b]	160,736	32,018,611
Mettler-Toledo International Inc.[b]	41,027	25,689,466
Quintiles IMS Holdings Inc.[b]	242,979	23,100,014
Thermo Fisher Scientific Inc.	390,012	73,790,271
Waters Corp.[b]	83,793	15,042,519

		191,011,135
MACHINERY — 1.92%
Caterpillar Inc.	490,957	61,227,247
Cummins Inc.	251,454	42,251,816
Deere & Co.	251,258	31,555,492
Fortive Corp.	488,942	34,612,204
Illinois Tool Works Inc.	494,828	73,214,751
Ingersoll-Rand PLC	404,515	36,070,602
PACCAR Inc.	293,161	21,207,267
Parker-Hannifin Corp.	144,630	25,313,143
Snap-on Inc.	48,762	7,266,026
Stanley Black & Decker Inc.	117,443	17,730,370
Xylem Inc./NY	286,178	17,923,328

		368,372,246
MEDIA — 4.18%
CBS Corp. Class B NVS	583,619	33,849,902
Charter Communications Inc. Class Ab	321,356	116,787,197
Comcast Corp. Class A	7,515,033	289,178,470
Discovery Communications Inc. Class Aa,b	239,533	5,099,658
Discovery Communications Inc. Class C NVS[a,b]	325,790	6,600,505
DISH Network Corp. Class Ab	206,653	11,206,792
Interpublic Group of Companies Inc. (The)	347,499	7,224,504
Omnicom Group Inc.	264,889	19,620,328
Scripps Networks Interactive Inc. Class A	151,877	13,044,716
Time Warner Inc.	1,242,616	127,306,009
Twenty-First Century Fox Inc. Class A	810,583	21,383,180
Twenty-First Century Fox Inc. Class B	337,952	8,715,782
Walt Disney Co. (The)	1,454,866	143,406,142

		803,423,185
METALS & MINING — 0.35%
Freeport-McMoRan Inc.[b]	1,317,137	18,492,603
Newmont Mining Corp.	851,900	31,954,769
Nucor Corp.	300,519	16,841,085

		67,288,457

Security	Shares	Value
MULTI-UTILITIES — 0.34%
CenterPoint Energy Inc.	399,078	$11,657,068
Dominion Energy Inc.	481,689	37,056,335
WEC Energy Group Inc.	262,036	16,450,620

		65,164,023
MULTILINE RETAIL — 0.35%
Dollar General Corp.	417,631	33,848,992
Dollar Tree Inc.[b]	379,641	32,960,432

		66,809,424
OIL, GAS & CONSUMABLE FUELS — 1.49%
Anadarko Petroleum Corp.	446,630	21,817,875
Apache Corp.	389,500	17,839,100
Cabot Oil & Gas Corp.	350,737	9,382,215
Chesapeake Energy Corp.[a,b]	684,196	2,942,043
Cimarex Energy Co.	84,795	9,638,648
Concho Resources Inc.[b]	128,293	16,898,754
Devon Energy Corp.	459,995	16,886,416
EOG Resources Inc.	479,548	46,391,474
EQT Corp.[a]	165,798	10,816,662
Newfield Exploration Co.[b]	209,023	6,201,712
Noble Energy Inc.	327,595	9,290,594
Occidental Petroleum Corp.	525,126	33,718,340
ONEOK Inc.	424,550	23,524,315
Pioneer Natural Resources Co.	271,551	40,064,635
Range Resources Corp.	137,556	2,691,971
Williams Companies Inc. (The)	594,301	17,834,973

		285,939,727
PERSONAL PRODUCTS — 0.14%
Coty Inc. Class A	311,344	5,146,516
Estee Lauder Companies Inc. (The) Class A	207,448	22,371,193

		27,517,709
PHARMACEUTICALS — 4.70%
Bristol-Myers Squibb Co.	1,440,974	91,847,683
Eli Lilly & Co.	682,202	58,355,559
Johnson & Johnson	2,615,666	340,062,736
Merck & Co. Inc.	2,709,225	173,471,677
Pfizer Inc.	5,339,196	190,609,297
Zoetis Inc.	784,096	49,993,961

		904,340,913
PROFESSIONAL SERVICES — 0.31%
Equifax Inc.	192,308	20,382,725
IHS Markit Ltd.[b]	163,060	7,187,685
Nielsen Holdings PLC	294,387	12,202,341
Verisk Analytics Inc. Class Ab	249,264	20,736,272

		60,509,023

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Ab	209,555	$7,937,943

		7,937,943
ROAD & RAIL — 0.87%
CSX Corp.	918,817	49,855,010
JB Hunt Transport Services Inc.	135,498	15,051,118
Union Pacific Corp.	882,306	102,321,027

		167,227,155
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.42%
Advanced Micro Devices Inc.[a,b]	1,290,125	16,449,094
Analog Devices Inc.	587,392	50,615,569
Applied Materials Inc.	1,703,825	88,752,244
Broadcom Ltd.	649,581	157,549,376
Intel Corp.	3,603,430	137,218,614
KLA-Tencor Corp.	250,415	26,543,990
Lam Research Corp.	259,350	47,990,124
Microchip Technology Inc.	373,090	33,496,020
NVIDIA Corp.	958,561	171,361,950
QUALCOMM Inc.	2,360,362	122,361,166
Skyworks Solutions Inc.	294,555	30,015,155
Texas Instruments Inc.	1,581,696	141,783,229
Xilinx Inc.	256,819	18,190,490

		1,042,327,021
SOFTWARE — 8.30%
Activision Blizzard Inc.	1,206,069	77,803,511
Adobe Systems Inc.[b]	788,271	117,594,268
ANSYS Inc.[b]	83,485	10,246,114
Autodesk Inc.[b]	231,913	26,034,553
Cadence Design Systems Inc.[b]	323,417	12,765,269
Citrix Systems Inc.[b]	230,745	17,725,831
Electronic Arts Inc.[b]	493,227	58,230,379
Intuit Inc.	388,870	55,273,982
Microsoft Corp.	12,305,170	916,612,113
Oracle Corp.	2,798,166	135,291,326
Red Hat Inc.[b]	284,052	31,490,005
salesforce.com Inc.[b]	1,090,790	101,901,602
Symantec Corp.	482,737	15,838,601
Synopsys Inc.[b]	239,573	19,292,814

		1,596,100,368
SPECIALTY RETAIL — 3.27%
Advance Auto Parts Inc.[a]	117,327	11,638,838
AutoZone Inc.[a,b]	44,680	26,589,515
Best Buy Co. Inc.	169,555	9,657,853
CarMax Inc.[a,b]	130,634	9,903,364
Foot Locker Inc.	124,462	4,383,552
Home Depot Inc. (The)	1,883,285	308,030,095
L Brands Inc.	188,034	7,824,095
Lowe’s Companies Inc.	863,196	69,003,888
O’Reilly Automotive Inc.[a,b]	141,098	30,388,276
Ross Stores Inc.	620,768	40,082,990
Tiffany & Co.	83,476	7,661,427

Security	Shares	Value
TJX Companies Inc. (The)	1,016,521	$74,948,093
Tractor Supply Co.	115,707	7,323,096
Ulta Salon Cosmetics & Fragrance Inc.[b]	93,080	21,041,665

		628,476,747
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.68%
Apple Inc.	8,252,010	1,271,799,781
NetApp Inc.	264,090	11,556,579

		1,283,356,360
TEXTILES, APPAREL & LUXURY GOODS — 0.52%
Coach Inc.	224,038	9,024,251
Hanesbrands Inc.	302,798	7,460,943
Michael Kors Holdings Ltd.[b]	243,047	11,629,799
NIKE Inc. Class B	1,196,536	62,040,392
Under Armour Inc. Class Aa,b	289,780	4,775,574
Under Armour Inc. Class Ca,b	304,321	4,570,901

		99,501,860
TOBACCO — 1.80%
Altria Group Inc.	3,065,116	194,389,657
Philip Morris International Inc.	1,364,725	151,498,122

		345,887,779
TRADING COMPANIES & DISTRIBUTORS — 0.29%
Fastenal Co.	461,314	21,026,692
United Rentals Inc.[b]	134,514	18,662,473
WW Grainger Inc.	84,164	15,128,479

		54,817,644
WATER UTILITIES — 0.12%
American Water Works Co. Inc.	284,159	22,991,305

		22,991,305

TOTAL COMMON STOCKS (Cost: $14,356,940,152)		19,184,939,619

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	178,419,800	178,473,327

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

September 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	23,901,076	$23,901,076

		202,374,403

TOTAL SHORT-TERM INVESTMENTS (Cost: $202,349,720)		202,374,403

TOTAL INVESTMENTS IN SECURITIES — 100.85%
(Cost: $14,559,289,872)		19,387,314,022
Other Assets, Less Liabilities — (0.85)%		(162,750,072)

NET ASSETS — 100.00%		$19,224,563,950

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

6

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 1.99%
Arconic Inc.	566,266	$14,088,698
Boeing Co. (The)	265,956	67,608,675
L3 Technologies Inc.	62,813	11,835,854
Raytheon Co.	139,370	26,003,655
Rockwell Collins Inc.	86,920	11,361,313
Textron Inc.	383,480	20,661,902
United Technologies Corp.	1,077,528	125,079,450

		276,639,547
AIR FREIGHT & LOGISTICS — 0.10%
CH Robinson Worldwide Inc.	102,259	7,781,910
Expeditors International of Washington Inc.	97,003	5,806,599

		13,588,509
AIRLINES — 0.58%
Alaska Air Group Inc.	64,133	4,891,424
American Airlines Group Inc.	628,709	29,857,390
Delta Air Lines Inc.	966,200	46,590,164

		81,338,978
AUTO COMPONENTS — 0.47%
BorgWarner Inc.	288,665	14,788,308
Delphi Automotive PLC	387,060	38,086,704
Goodyear Tire & Rubber Co. (The)	363,363	12,081,820

		64,956,832
AUTOMOBILES — 1.04%
Ford Motor Co.	5,673,152	67,907,630
General Motors Co.	1,902,332	76,816,166

		144,723,796
BANKS — 13.76%
Bank of America Corp.	14,232,491	360,651,322
BB&T Corp.	1,172,145	55,020,486
Citigroup Inc.	3,952,000	287,468,480
Citizens Financial Group Inc.	449,117	17,008,061
Comerica Inc.	114,570	8,737,108
Fifth Third Bancorp.	1,068,628	29,900,211
Huntington Bancshares Inc./OH	1,581,082	22,071,905
JPMorgan Chase & Co.	5,104,301	487,511,789
KeyCorp	805,531	15,160,093
M&T Bank Corp.	220,376	35,489,351
People’s United Financial Inc.	495,022	8,979,699
PNC Financial Services Group Inc. (The)[a]	695,100	93,678,627
Regions Financial Corp.	1,733,478	26,400,870
SunTrust Banks Inc.	696,154	41,609,125
U.S. Bancorp.	1,014,222	54,352,157
Wells Fargo & Co.	6,480,241	357,385,291

Security	Shares	Value
Zions BanCorp.	293,255	$13,835,771

		1,915,260,346
BEVERAGES — 1.98%
Brown-Forman Corp. Class B	114,279	6,205,350
Coca-Cola Co. (The)	2,728,414	122,805,914
Dr Pepper Snapple Group Inc.	106,055	9,382,686
Molson Coors Brewing Co. Class B	267,739	21,858,212
Monster Beverage Corp.[b]	242,063	13,373,981
PepsiCo Inc.	911,710	101,591,845

		275,217,988
BIOTECHNOLOGY — 0.81%
Amgen Inc.	476,284	88,803,152
Vertex Pharmaceuticals Inc.[b]	157,252	23,908,594

		112,711,746
BUILDING PRODUCTS — 0.50%
Allegion PLC	49,772	4,303,785
Fortune Brands Home & Security Inc.	63,195	4,248,600
Johnson Controls International PLC	1,352,453	54,490,331
Masco Corp.	176,454	6,883,471

		69,926,187
CAPITAL MARKETS — 3.85%
Affiliated Managers Group Inc.	81,396	15,451,403
Ameriprise Financial Inc.	112,798	16,751,631
Bank of New York Mellon Corp. (The)	1,498,605	79,456,037
BlackRock Inc.[a]	91,700	40,998,153
CBOE Holdings Inc.	57,585	6,197,874
CME Group Inc.	182,428	24,751,831
Franklin Resources Inc.	476,871	21,225,528
Goldman Sachs Group Inc. (The)	521,883	123,785,429
Invesco Ltd.	589,534	20,657,271
Morgan Stanley	2,051,265	98,809,435
Nasdaq Inc.	91,995	7,136,052
Northern Trust Corp.	112,149	10,309,858
Raymond James Financial Inc.	83,327	7,026,966
State Street Corp.	542,424	51,823,189
T Rowe Price Group Inc.	122,022	11,061,294

		535,441,951
CHEMICALS — 3.31%
Air Products & Chemicals Inc.	135,947	20,557,905
CF Industries Holdings Inc.	336,090	11,816,924
DowDuPont Inc.	3,384,389	234,301,251
Eastman Chemical Co.	210,055	19,007,877
Ecolab Inc.	170,412	21,916,687
FMC Corp.	66,138	5,906,785
International Flavors & Fragrances Inc.	48,113	6,875,829
LyondellBasell Industries NV Class A	470,781	46,630,858
Monsanto Co.	210,294	25,197,427
Mosaic Co. (The)	507,948	10,966,597
PPG Industries Inc.	174,818	18,995,724

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Security	Shares	Value
Praxair Inc.	182,576	$25,513,170
Sherwin-Williams Co. (The)	37,042	13,262,518

		460,949,552
COMMERCIAL SERVICES & SUPPLIES — 0.06%
Stericycle Inc.[b]	124,434	8,911,963

		8,911,963
COMMUNICATIONS EQUIPMENT — 1.80%
Cisco Systems Inc.	7,252,640	243,906,283
Juniper Networks Inc.	241,845	6,730,547

		250,636,830
CONSTRUCTION & ENGINEERING — 0.13%
Fluor Corp.	203,972	8,587,221
Jacobs Engineering Group Inc.	173,741	10,123,888

		18,711,109
CONSUMER FINANCE — 1.07%
American Express Co.	553,411	50,061,559
Capital One Financial Corp.	701,602	59,397,625
Navient Corp.	399,924	6,006,859
Synchrony Financial	1,084,421	33,671,272

		149,137,315
CONTAINERS & PACKAGING — 0.63%
Avery Dennison Corp.	59,354	5,836,872
Ball Corp.	510,270	21,074,151
International Paper Co.	598,909	34,030,009
Sealed Air Corp.	130,320	5,567,271
WestRock Co.	368,124	20,883,675

		87,391,978
DISTRIBUTORS — 0.15%
Genuine Parts Co.	212,984	20,371,920

		20,371,920
DIVERSIFIED CONSUMER SERVICES — 0.06%
H&R Block Inc.	302,409	8,007,790

		8,007,790
DIVERSIFIED FINANCIAL SERVICES — 3.76%
Berkshire Hathaway Inc. Class Bb	2,791,011	511,648,137
Leucadia National Corp.	461,985	11,665,121

		523,313,258

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.68%
AT&T Inc.	8,906,145	$348,853,700
CenturyLink Inc.	797,214	15,067,344
Level 3 Communications Inc.[b]	188,896	10,066,268
Verizon Communications Inc.	2,781,070	137,635,154

		511,622,466
ELECTRIC UTILITIES — 4.01%
Alliant Energy Corp.	178,672	7,427,395
American Electric Power Co. Inc.	713,423	50,110,832
Duke Energy Corp.	1,015,194	85,195,081
Edison International	472,591	36,469,847
Entergy Corp.	260,396	19,883,839
Eversource Energy	459,645	27,780,944
Exelon Corp.	1,392,620	52,459,995
FirstEnergy Corp.	644,469	19,868,979
NextEra Energy Inc.	346,327	50,754,222
PG&E Corp.	743,851	50,648,815
Pinnacle West Capital Corp.	161,915	13,691,532
PPL Corp.	990,952	37,606,628
Southern Co. (The)	1,449,749	71,240,666
Xcel Energy Inc.	736,520	34,852,126

		557,990,901
ELECTRICAL EQUIPMENT — 0.74%
AMETEK Inc.	334,773	22,108,409
Eaton Corp. PLC	645,187	49,543,910
Emerson Electric Co.	501,310	31,502,320

		103,154,639
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.17%
FLIR Systems Inc.	58,695	2,283,823
TE Connectivity Ltd.	255,988	21,262,363

		23,546,186
ENERGY EQUIPMENT & SERVICES — 1.15%
Baker Hughes a GE Co.	352,580	12,911,480
Halliburton Co.	528,661	24,334,266
Helmerich & Payne Inc.	156,345	8,147,138
National Oilwell Varco Inc.	550,477	19,668,543
Schlumberger Ltd.	1,108,501	77,329,030
TechnipFMC PLC[b]	635,646	17,747,236

		160,137,693
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.69%
Boston Properties Inc.[c]	78,777	9,680,118
Crown Castle International Corp.	206,091	20,604,978
Equity Residential	176,808	11,656,951
Essex Property Trust Inc.	44,960	11,421,189
Federal Realty Investment Trust[c]	38,411	4,771,030
HCP Inc.	679,265	18,903,945
Iron Mountain Inc.	165,869	6,452,304
Macerich Co. (The)	158,878	8,733,524

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Security	Shares	Value
Mid-America Apartment Communities Inc.	63,887	$6,828,243
Public Storage	75,909	16,243,767
Realty Income Corp.[c]	151,754	8,678,811
Regency Centers Corp.[c]	79,914	4,957,865
SBA Communications Corp.[b]	39,632	5,708,990
Simon Property Group Inc.[c]	153,752	24,755,609
SL Green Realty Corp.	144,397	14,630,304
Ventas Inc.	223,448	14,553,168
Vornado Realty Trust	124,586	9,578,172
Weyerhaeuser Co.	1,092,147	37,165,762

		235,324,730
FOOD & STAPLES RETAILING — 3.86%
Costco Wholesale Corp.	636,187	104,519,162
CVS Health Corp.	1,474,542	119,909,755
Kroger Co. (The)	1,301,614	26,110,377
Sysco Corp.	330,448	17,827,669
Wal-Mart Stores Inc.	2,123,155	165,903,332
Walgreens Boots Alliance Inc.	1,334,885	103,079,820

		537,350,115
FOOD PRODUCTS — 2.24%
Archer-Daniels-Midland Co.	815,978	34,687,225
Campbell Soup Co.	109,285	5,116,724
Conagra Brands Inc.	602,298	20,321,534
General Mills Inc.	376,690	19,497,474
Hormel Foods Corp.	389,219	12,509,499
JM Smucker Co. (The)	164,405	17,251,017
Kellogg Co.	166,785	10,402,380
Kraft Heinz Co. (The)	865,875	67,148,606
McCormick & Co. Inc./MD NVS	62,456	6,410,484
Mondelez International Inc. Class A	2,186,851	88,917,362
Tyson Foods Inc. Class A	419,588	29,559,974

		311,822,279
HEALTH CARE EQUIPMENT & SUPPLIES — 3.00%
Abbott Laboratories	2,520,182	134,476,911
Baxter International Inc.	727,115	45,626,466
Cooper Companies Inc. (The)	19,757	4,684,582
Danaher Corp.	416,770	35,750,531
DENTSPLY SIRONA Inc.	332,365	19,878,751
Hologic Inc.[b,c]	160,319	5,882,104
Medtronic PLC	1,964,853	152,806,618
ResMed Inc.	69,904	5,379,812
Zimmer Biomet Holdings Inc.	105,584	12,362,831

		416,848,606
HEALTH CARE PROVIDERS & SERVICES — 2.86%
AmerisourceBergen Corp.	234,872	19,435,658
Anthem Inc.	380,886	72,322,634
Cardinal Health Inc.	459,021	30,717,685
Centene Corp.[b]	250,179	24,209,822

Security	Shares	Value
Cigna Corp.	365,210	$68,272,357
DaVita Inc.[b]	223,180	13,254,660
Envision Healthcare Corp.[b,c]	104,006	4,675,070
Express Scripts Holding Co.[b]	837,744	53,045,950
HCA Healthcare Inc.[b,c]	204,847	16,303,773
Henry Schein Inc.[b,c]	230,753	18,919,438
Laboratory Corp. of America Holdings[b]	67,901	10,251,014
McKesson Corp.	304,984	46,848,592
Patterson Companies Inc.	121,109	4,680,863
Quest Diagnostics Inc.	74,892	7,012,887
Universal Health Services Inc. Class B	70,147	7,782,108

		397,732,511
HOTELS, RESTAURANTS & LEISURE — 1.05%
Carnival Corp.	591,556	38,196,771
Chipotle Mexican Grill Inc.[b,c]	16,467	5,069,037
Hilton Worldwide Holdings Inc.	60,652	4,212,281
McDonald’s Corp.	446,465	69,952,136
MGM Resorts International	279,455	9,107,439
Royal Caribbean Cruises Ltd.	122,643	14,538,101
Wyndham Worldwide Corp.	48,917	5,156,341

		146,232,106
HOUSEHOLD DURABLES — 0.67%
DR Horton Inc.	494,728	19,754,489
Leggett & Platt Inc.	75,774	3,616,693
Lennar Corp. Class A	294,466	15,547,805
Mohawk Industries Inc.[b]	48,856	12,092,348
Newell Brands Inc.	278,875	11,899,596
PulteGroup Inc.	404,985	11,068,240
Whirlpool Corp.	106,215	19,590,295

		93,569,466
HOUSEHOLD PRODUCTS — 1.86%
Church & Dwight Co. Inc.	128,395	6,220,738
Clorox Co. (The)	84,740	11,178,053
Colgate-Palmolive Co.	562,153	40,952,846
Kimberly-Clark Corp.	245,983	28,947,280
Procter & Gamble Co. (The)	1,886,399	171,624,581

		258,923,498
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.16%
AES Corp./VA	955,817	10,533,103
NRG Energy Inc.	438,638	11,224,747

		21,757,850
INDUSTRIAL CONGLOMERATES — 2.15%
3M Co.	276,995	58,141,251
General Electric Co.	6,655,985	160,941,717
Honeywell International Inc.	453,372	64,260,947
Roper Technologies Inc.	66,552	16,198,757

		299,542,672

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Security	Shares	Value
INSURANCE — 5.14%
Aflac Inc.	573,282	$46,659,422
Allstate Corp. (The)	524,155	48,175,086
American International Group Inc.	1,310,401	80,445,517
Assurant Inc.	77,913	7,442,250
Brighthouse Financial Inc.[b]	139,798	8,499,718
Chubb Ltd.	675,094	96,234,650
Cincinnati Financial Corp.	95,101	7,281,884
Everest Re Group Ltd.	59,570	13,605,192
Hartford Financial Services Group Inc. (The)	528,423	29,290,487
Lincoln National Corp.	320,661	23,562,170
Loews Corp.	400,358	19,161,134
MetLife Inc.	1,541,707	80,091,679
Principal Financial Group Inc.	389,801	25,079,796
Progressive Corp. (The)	844,051	40,868,949
Prudential Financial Inc.	619,368	65,851,206
Torchmark Corp.	156,132	12,504,612
Travelers Companies Inc. (The)	400,263	49,040,223
Unum Group	328,373	16,789,711
Willis Towers Watson PLC	194,734	30,033,825
XL Group Ltd.	376,348	14,846,929

		715,464,440
INTERNET & DIRECT MARKETING RETAIL — 0.02%
TripAdvisor Inc.[b]	65,933	2,672,264

		2,672,264
INTERNET SOFTWARE & SERVICES — 0.24%
eBay Inc.[b,c]	880,741	33,873,299

		33,873,299
IT SERVICES — 0.92%
Alliance Data Systems Corp.	28,172	6,241,507
Cognizant Technology Solutions Corp. Class A	257,015	18,643,868
CSRA Inc.	124,026	4,002,319
DXC Technology Co.	194,052	16,665,186
International Business Machines Corp.	540,584	78,427,927
Western Union Co. (The)	230,947	4,434,182

		128,414,989
LEISURE PRODUCTS — 0.02%
Mattel Inc.	211,153	3,268,648

		3,268,648
LIFE SCIENCES TOOLS & SERVICES — 0.61%
Agilent Technologies Inc.	163,134	10,473,203
Illumina Inc.[b]	65,643	13,076,085
PerkinElmer Inc.	159,868	11,026,096
Thermo Fisher Scientific Inc.	226,399	42,834,691

Security	Shares	Value
Waters Corp.[b,c]	39,365	$7,066,805

		84,476,880
MACHINERY — 1.28%
Caterpillar Inc.	411,466	51,313,925
Deere & Co.	236,624	29,717,608
Dover Corp.	225,566	20,614,477
Flowserve Corp.	189,250	8,060,157
PACCAR Inc.	244,188	17,664,560
Parker-Hannifin Corp.	61,794	10,815,186
Pentair PLC	238,896	16,235,372
Snap-on Inc.	38,863	5,790,976
Stanley Black & Decker Inc.	115,520	17,440,054

		177,652,315
MEDIA — 1.18%
DISH Network Corp. Class Ab	142,709	7,739,109
Interpublic Group of Companies Inc. (The)	258,068	5,365,234
News Corp. Class A	548,638	7,274,940
News Corp. Class B	173,621	2,369,927
Omnicom Group Inc.	92,730	6,868,511
Twenty-First Century Fox Inc. Class A	793,666	20,936,909
Twenty-First Century Fox Inc. Class B	333,205	8,593,357
Viacom Inc. Class B NVS	511,619	14,243,473
Walt Disney Co. (The)	917,925	90,479,867

		163,871,327
METALS & MINING — 0.15%
Freeport-McMoRan Inc.[b]	765,640	10,749,585
Nucor Corp.	189,667	10,628,939

		21,378,524
MULTI-UTILITIES — 1.87%
Ameren Corp.	351,853	20,351,178
CenterPoint Energy Inc.	261,697	7,644,169
CMS Energy Corp.	409,067	18,947,983
Consolidated Edison Inc.	449,397	36,257,350
Dominion Energy Inc.	494,006	38,003,882
DTE Energy Co.	260,204	27,935,501
NiSource Inc.	471,734	12,071,673
Public Service Enterprise Group Inc.	733,788	33,937,695
SCANA Corp.	207,097	10,042,134
Sempra Energy	364,190	41,565,005
WEC Energy Group Inc.	218,926	13,744,174

		260,500,744
MULTILINE RETAIL — 0.54%
Kohl’s Corp.	245,630	11,213,010
Macy’s Inc.	438,501	9,568,092
Nordstrom Inc.	169,787	8,005,457
Target Corp.	792,244	46,750,318

		75,536,877

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 9.91%
Anadarko Petroleum Corp.	405,658	$19,816,393
Andeavor	209,287	21,587,954
Apache Corp.	198,371	9,085,392
Cabot Oil & Gas Corp.	347,148	9,286,209
Chesapeake Energy Corp.[b,c]	702,189	3,019,413
Chevron Corp.	2,748,727	322,975,423
Cimarex Energy Co.	60,363	6,861,462
Concho Resources Inc.[b]	98,880	13,024,474
ConocoPhillips	1,765,196	88,348,060
Devon Energy Corp.	342,252	12,564,071
EOG Resources Inc.	402,047	38,894,027
EQT Corp.[c]	100,968	6,587,152
Exxon Mobil Corp.	6,146,207	503,866,050
Hess Corp.	391,045	18,336,100
Kinder Morgan Inc./DE	2,784,841	53,413,250
Marathon Oil Corp.	1,229,311	16,669,457
Marathon Petroleum Corp.	734,330	41,181,226
Newfield Exploration Co.[b,c]	94,125	2,792,689
Noble Energy Inc.	411,737	11,676,861
Occidental Petroleum Corp.	632,150	40,590,352
ONEOK Inc.	165,228	9,155,283
Phillips 66	623,243	57,095,291
Range Resources Corp.[c]	204,255	3,997,270
Valero Energy Corp.	640,636	49,284,128
Williams Companies Inc. (The)	659,490	19,791,295

		1,379,899,282
PERSONAL PRODUCTS — 0.15%
Coty Inc. Class A	392,868	6,494,108
Estee Lauder Companies Inc. (The) Class A	135,940	14,659,770

		21,153,878
PHARMACEUTICALS — 5.07%
Allergan PLC	484,915	99,383,329
Bristol-Myers Squibb Co.	1,070,430	68,229,208
Eli Lilly & Co.	787,000	67,319,980
Johnson & Johnson	1,518,341	197,399,514
Merck & Co. Inc.	1,507,612	96,532,396
Mylan NVb,c	777,885	24,402,253
Perrigo Co. PLC	191,883	16,242,896
Pfizer Inc.	3,808,832	135,975,302

		705,484,878
PROFESSIONAL SERVICES — 0.25%
IHS Markit Ltd.[b]	378,771	16,696,226
Nielsen Holdings PLC	217,129	8,999,997
Robert Half International Inc.	183,032	9,213,831

		34,910,054

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.07%
CBRE Group Inc. Class Ab	244,029	$9,243,818

		9,243,818
ROAD & RAIL — 1.01%
CSX Corp.	490,165	26,596,353
Kansas City Southern	153,531	16,685,749
Norfolk Southern Corp.	418,011	55,277,774
Union Pacific Corp.	359,904	41,738,067

		140,297,943
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.58%
Intel Corp.	3,544,296	134,966,791
Micron Technology Inc.[b]	1,615,970	63,556,100
Qorvo Inc.[b]	184,607	13,048,023
Xilinx Inc.	126,083	8,930,459

		220,501,373
SOFTWARE — 1.02%
ANSYS Inc.[b]	46,297	5,682,031
Autodesk Inc.[b]	108,732	12,206,254
CA Inc.	460,987	15,387,746
Cadence Design Systems Inc.[b]	114,464	4,517,894
Oracle Corp.	1,839,692	88,949,108
Symantec Corp.	457,277	15,003,259

		141,746,292
SPECIALTY RETAIL — 0.70%
Best Buy Co. Inc.	230,911	13,152,690
CarMax Inc.[b]	145,799	11,053,022
Foot Locker Inc.	74,598	2,627,342
Gap Inc. (The)	317,705	9,381,829
L Brands Inc.	192,978	8,029,815
Lowe’s Companies Inc.	440,842	35,240,909
Signet Jewelers Ltd.	88,211	5,870,442
Tiffany & Co.	72,989	6,698,930
Tractor Supply Co.	79,327	5,020,606

		97,075,585
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.09%
Hewlett Packard Enterprise Co.	2,372,142	34,894,209
HP Inc.	2,422,721	48,357,511
NetApp Inc.	149,308	6,533,718
Seagate Technology PLC	419,954	13,929,874
Western Digital Corp.	427,721	36,955,094
Xerox Corp.	311,303	10,363,277

		151,033,683
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
Coach Inc.	204,943	8,255,104
Hanesbrands Inc.	252,809	6,229,214
NIKE Inc. Class B	819,539	42,493,097

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

September 30, 2017

Security	Shares	Value
PVH Corp.	112,013	$14,120,359
Ralph Lauren Corp.	79,872	7,051,899
VF Corp.	473,892	30,125,314

		108,274,987
TOBACCO — 0.81%
Philip Morris International Inc.	1,013,783	112,540,051

		112,540,051

TOTAL COMMON STOCKS
(Cost: $12,059,675,077)		13,882,065,444

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[a,d,e]	55,458,427	55,475,065
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%a,d	19,452,293	19,452,293

		74,927,358

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,922,362)		74,927,358

TOTAL INVESTMENTS IN SECURITIES — 100.29% (Cost: $12,134,597,439)		13,956,992,802
Other Assets, Less Liabilities — (0.29)%		(39,735,780)

NET ASSETS — 100.00%		$13,917,257,022

NVS  —  Non-Voting Shares

[a]	Affiliated issuer.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

12

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 100.09%

AEROSPACE & DEFENSE — 2.16%
Curtiss-Wright Corp.	355,341	$37,147,348
Huntington Ingalls Industries Inc.	365,566	82,778,765
Teledyne Technologies Inc.[a]	193,435	30,790,983

		150,717,096
AUTO COMPONENTS — 0.65%
Gentex Corp.	2,298,867	45,517,567

		45,517,567
AUTOMOBILES — 0.71%
Thor Industries Inc.	393,719	49,573,159

		49,573,159
BANKS — 8.37%
Bank of Hawaii Corp.	240,387	20,038,660
Bank of the Ozarks Inc.	977,612	46,974,257
Chemical Financial Corp.	360,838	18,857,394
Commerce Bancshares Inc./MO	719,924	41,590,009
Cullen/Frost Bankers Inc.	239,984	22,779,281
East West Bancorp. Inc.	744,446	44,502,982
First Horizon National Corp.	1,885,037	36,098,459
Fulton Financial Corp.	704,198	13,203,713
Home BancShares Inc./AR	1,272,365	32,089,045
International Bancshares Corp.	220,068	8,824,727
MB Financial Inc.	384,701	17,319,239
Pinnacle Financial Partners Inc.	593,857	39,758,726
Signature Bank/New York NYa,b	296,528	37,967,445
Sterling Bancorp./DE	1,808,212	44,572,426
SVB Financial Group[a,b]	258,771	48,413,466
Synovus Financial Corp.	498,869	22,977,906
Texas Capital Bancshares Inc.[a,b]	263,547	22,612,333
Trustmark Corp.	250,968	8,312,060
UMB Financial Corp.	240,930	17,946,876
United Bankshares Inc./WV	371,807	13,812,630
Webster Financial Corp.	474,411	24,930,298

		583,581,932
BEVERAGES — 0.09%
Boston Beer Co. Inc. (The) Class Aa,b	39,283	6,136,005

		6,136,005
BIOTECHNOLOGY — 1.12%
Bioverativ Inc.[a,b]	870,763	49,694,445
United Therapeutics Corp.[a,b]	244,822	28,690,690

		78,385,135

Security	Shares	Value
BUILDING PRODUCTS — 0.78%
Lennox International Inc.	305,635	$54,699,496

		54,699,496
CAPITAL MARKETS — 3.73%
Eaton Vance Corp. NVS	573,925	28,334,677
FactSet Research Systems Inc.	227,385	40,954,312
Federated Investors Inc. Class B NVS	362,029	10,752,261
MarketAxess Holdings Inc.	302,593	55,831,435
MSCI Inc.	725,037	84,756,825
SEI Investments Co.	644,459	39,350,667

		259,980,177
CHEMICALS — 2.60%
Chemours Co. (The)	803,399	40,660,023
Minerals Technologies Inc.[b]	282,523	19,960,250
NewMarket Corp.	40,937	17,428,928
RPM International Inc.	666,536	34,219,958
Scotts Miracle-Gro Co. (The) Class A	329,174	32,041,797
Sensient Technologies Corp.	218,954	16,841,942
Valvoline Inc.	848,261	19,891,721

		181,044,619
COMMERCIAL SERVICES & SUPPLIES — 2.01%
Copart Inc.[a,b]	1,613,262	55,447,815
Deluxe Corp.	256,927	18,745,394
HNI Corp.	208,378	8,641,436
MSA Safety Inc.	273,614	21,755,049
Rollins Inc.	772,254	35,631,799

		140,221,493
COMMUNICATIONS EQUIPMENT — 1.29%
ARRIS International PLC[a]	582,638	16,599,356
Brocade Communications Systems Inc.	2,165,107	25,873,029
InterDigital Inc./PA	279,448	20,609,290
Plantronics Inc.	188,965	8,356,032
ViaSat Inc.[a,b]	282,324	18,159,080

		89,596,787
CONSTRUCTION & ENGINEERING — 0.87%
Dycom Industries Inc.[a,b]	129,190	11,094,837
EMCOR Group Inc.	228,687	15,866,304
Granite Construction Inc.	320,748	18,587,347
Valmont Industries Inc.	94,574	14,952,149

		60,500,637

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2017

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.60%
Eagle Materials Inc.	390,442	$41,660,161

		41,660,161
CONSUMER FINANCE — 0.57%
SLM Corp.[a]	3,474,260	39,849,762

		39,849,762
CONTAINERS & PACKAGING — 0.59%
AptarGroup Inc.	232,287	20,048,691
Sonoco Products Co.	416,107	20,992,598

		41,041,289
DISTRIBUTORS — 0.51%
Pool Corp.	331,874	35,898,811

		35,898,811
DIVERSIFIED CONSUMER SERVICES — 0.66%
Service Corp. International/U.S.	934,550	32,241,975
Sotheby’sa	301,067	13,882,199

		46,124,174
ELECTRIC UTILITIES — 0.49%
Westar Energy Inc.	686,136	34,032,346

		34,032,346
ELECTRICAL EQUIPMENT — 0.80%
EnerSys	349,408	24,168,551
Hubbell Inc.	273,041	31,678,217

		55,846,768
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.46%
Belden Inc.[b]	170,268	13,711,682
Cognex Corp.	696,965	76,861,300
Coherent Inc.[a,b]	198,297	46,633,506
IPG Photonics Corp.[a,b]	303,336	56,135,360
Keysight Technologies Inc.[a,b]	850,634	35,437,412
Littelfuse Inc.	182,855	35,817,637
National Instruments Corp.	422,115	17,800,590
Trimble Inc.[a,b]	1,324,721	51,995,299
Zebra Technologies Corp. Class Aa	427,556	46,424,031

		380,816,817
ENERGY EQUIPMENT & SERVICES — 0.57%
Core Laboratories NVb	177,558	17,524,975
Patterson-UTI Energy Inc.	790,103	16,544,757
Superior Energy Services Inc.[a]	512,989	5,478,722

		39,548,454

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.12%
Alexander & Baldwin Inc.	206,755	$9,578,959
American Campus Communities Inc.	648,016	28,609,906
Camden Property Trust[b]	394,335	36,061,936
CoreSite Realty Corp.[b]	275,269	30,802,601
Corporate Office Properties Trust[b]	552,537	18,139,790
CyrusOne Inc.[b]	382,181	22,521,926
DCT Industrial Trust Inc.	749,342	43,401,889
Douglas Emmett Inc.[b]	1,232,581	48,588,343
Education Realty Trust Inc.[b]	589,279	21,172,794
EPR Properties	314,721	21,948,643
First Industrial Realty Trust Inc.	964,835	29,031,885
GEO Group Inc. (The)[b]	523,543	14,083,307
Healthcare Realty Trust Inc.[b]	697,645	22,561,839
Highwoods Properties Inc.	482,050	25,109,985
JBG SMITH Properties[a]	375,882	12,858,923
Kilroy Realty Corp.[b]	791,906	56,320,355
Lamar Advertising Co. Class Ab	673,151	46,131,038
Liberty Property Trust	1,186,004	48,697,324
Mack-Cali Realty Corp.	446,633	10,589,668
National Retail Properties Inc.[b]	696,829	29,029,896
Potlatch Corp.[b]	217,916	11,113,716
Rayonier Inc.[b]	471,786	13,629,898
Sabra Health Care REIT Inc.	722,010	15,840,899
Tanger Factory Outlet Centers Inc.[b]	527,490	12,881,306
Taubman Centers Inc.[b]	271,578	13,497,427
Uniti Group Inc.[a]	1,327,729	19,464,507
Urban Edge Properties[b]	553,897	13,359,996
Weingarten Realty Investors[b]	961,484	30,517,502

		705,546,258
FOOD & STAPLES RETAILING — 0.14%
Sprouts Farmers Market Inc.[a,b]	503,184	9,444,764

		9,444,764
FOOD PRODUCTS — 1.96%
Ingredion Inc.	271,228	32,720,946
Lamb Weston Holdings Inc.	729,602	34,211,038
Lancaster Colony Corp.	156,898	18,846,588
Post Holdings Inc.[a,b]	532,610	47,013,484
Tootsie Roll Industries Inc.[b]	104,312	3,963,856

		136,755,912
GAS UTILITIES — 0.97%
National Fuel Gas Co.	378,619	21,433,622
Southwest Gas Holdings Inc.	383,076	29,734,359
WGL Holdings Inc.	197,927	16,665,453

		67,833,434
HEALTH CARE EQUIPMENT & SUPPLIES — 3.64%
ABIOMED Inc.[a,b]	337,299	56,868,611

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2017

Security	Shares	Value
Globus Medical Inc. Class Aa,b	276,354	$8,213,241
Hill-Rom Holdings Inc.	328,840	24,334,160
Masimo Corp.[a]	384,701	33,299,719
NuVasive Inc.[a,b]	409,007	22,683,528
Teleflex Inc.	210,296	50,885,323
West Pharmaceutical Services Inc.	595,767	57,348,532

		253,633,114
HEALTH CARE PROVIDERS & SERVICES — 1.79%
Acadia Healthcare Co. Inc.[a,b]	133,223	6,362,730
HealthSouth Corp.	794,885	36,842,920
MEDNAX Inc.[a,b]	467,043	20,138,894
WellCare Health Plans Inc.[a]	358,328	61,539,251

		124,883,795
HEALTH CARE TECHNOLOGY — 0.53%
Medidata Solutions Inc.[a,b]	470,998	36,766,104

		36,766,104
HOTELS, RESTAURANTS & LEISURE — 4.74%
Brinker International Inc.	393,928	12,550,546
Buffalo Wild Wings Inc.[a,b]	121,702	12,863,901
Cheesecake Factory Inc. (The)	351,948	14,824,050
Churchill Downs Inc.	104,198	21,485,628
Cracker Barrel Old Country Store Inc.[b]	139,365	21,130,521
Domino’s Pizza Inc.	388,486	77,133,895
Dunkin’ Brands Group Inc.	726,503	38,562,779
ILG Inc.	478,687	12,795,304
Jack in the Box Inc.	236,884	24,143,217
Papa John’s International Inc.	214,023	15,638,661
Six Flags Entertainment Corp.	499,726	30,453,302
Texas Roadhouse Inc.	526,108	25,852,947
Wendy’s Co. (The)	1,469,992	22,828,976

		330,263,727
HOUSEHOLD DURABLES — 1.50%
NVR Inc.[a,b]	28,032	80,031,360
Tempur Sealy International Inc.[a,b]	217,916	14,059,940
Tupperware Brands Corp.	174,024	10,758,164

		104,849,464
HOUSEHOLD PRODUCTS — 0.20%
Energizer Holdings Inc.	308,635	14,212,642

		14,212,642
INDUSTRIAL CONGLOMERATES — 0.73%
Carlisle Companies Inc.	508,578	51,005,288

		51,005,288
INSURANCE — 1.32%
Brown & Brown Inc.	934,228	45,020,447
Primerica Inc.	363,066	29,608,032

Security	Shares	Value
RenaissanceRe Holdings Ltd.	127,391	$17,215,620

		91,844,099
INTERNET SOFTWARE & SERVICES — 1.08%
j2 Global Inc.	389,138	28,749,516
LogMeIn Inc.	424,127	46,675,176

		75,424,692
IT SERVICES — 4.23%
Acxiom Corp.[a,b]	292,196	7,199,709
Broadridge Financial Solutions Inc.	937,704	75,785,237
Convergys Corp.	326,929	8,464,192
CoreLogic Inc./U.S.[a]	681,427	31,495,556
Jack Henry & Associates Inc.	623,430	64,082,370
MAXIMUS Inc.	522,240	33,684,480
Sabre Corp.	805,977	14,588,184
Science Applications International Corp.	351,864	23,522,108
WEX Inc.[a,b]	321,228	36,048,206

		294,870,042
LEISURE PRODUCTS — 0.34%
Polaris Industries Inc.[b]	224,826	23,523,544

		23,523,544
LIFE SCIENCES TOOLS & SERVICES — 1.74%
Bio-Rad Laboratories Inc. Class Aa,b	79,342	17,631,379
Bio-Techne Corp.	300,557	36,334,336
Charles River Laboratories International Inc.[a]	237,562	25,661,447
INC Research Holdings Inc. Class Aa	452,536	23,667,633
PAREXEL International Corp.[a]	203,525	17,926,482

		121,221,277
MACHINERY — 6.48%
Crane Co.	407,855	32,624,321
Donaldson Co. Inc.	738,728	33,937,164
Graco Inc.	450,807	55,760,318
IDEX Corp.	615,282	74,738,305
Kennametal Inc.	302,159	12,189,094
Lincoln Electric Holdings Inc.	498,761	45,726,408
Nordson Corp.	408,725	48,433,913
Oshkosh Corp.	313,261	25,856,563
Toro Co. (The)	868,807	53,918,162
Wabtec Corp./DEb	447,029	33,862,447
Woodward Inc.	444,280	34,480,571

		451,527,266
MEDIA — 1.50%
AMC Networks Inc. Class Aa,b	272,537	15,935,239
Cable One Inc.	37,761	27,267,973
Cinemark Holdings Inc.	486,358	17,611,023

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2017

Security	Shares	Value
John Wiley & Sons Inc. Class A	170,012	$9,095,642
Live Nation Entertainment Inc.[a,b]	560,926	24,428,327
Meredith Corp.	178,203	9,890,267

		104,228,471
METALS & MINING — 1.90%
Compass Minerals International Inc.	123,925	8,042,733
Royal Gold Inc.	526,024	45,259,105
Steel Dynamics Inc.	1,293,866	44,599,561
U.S. Steel Corp.[b]	703,067	18,040,699
Worthington Industries Inc.	360,342	16,575,732

		132,517,830
MULTI-UTILITIES — 0.84%
Black Hills Corp.	258,311	17,789,879
MDU Resources Group Inc.	1,572,332	40,802,015

		58,591,894
OIL, GAS & CONSUMABLE FUELS — 1.86%
Callon Petroleum Co.[a,b]	802,553	9,020,696
Energen Corp.[a]	328,651	17,970,637
Gulfport Energy Corp.[a]	790,606	11,337,290
Matador Resources Co.[a,b]	341,490	9,271,454
Murphy Oil Corp.	1,305,972	34,686,616
QEP Resources Inc.[a]	744,715	6,382,208
SM Energy Co.[b]	400,683	7,108,116
Southwestern Energy Co.[a,b]	2,295,531	14,025,694
WPX Energy Inc.[a,b]	1,697,590	19,522,285

		129,324,996
PERSONAL PRODUCTS — 0.24%
Nu Skin Enterprises Inc. Class A	276,446	16,995,900

		16,995,900
PHARMACEUTICALS — 0.79%
Akorn Inc.[a,b]	754,251	25,033,591
Catalent Inc.[a]	444,149	17,730,428
Prestige Brands Holdings Inc.[a,b]	245,716	12,307,914

		55,071,933
PROFESSIONAL SERVICES — 0.50%
Dun & Bradstreet Corp. (The)	297,529	34,635,351

		34,635,351
ROAD & RAIL — 2.53%
Avis Budget Group Inc.[a,b]	585,557	22,286,300
Genesee & Wyoming Inc. Class Aa,b	232,796	17,229,232
Knight-Swift Transportation Holdings Inc.[a,b]	1,027,615	42,697,403
Landstar System Inc.	337,525	33,634,366
Old Dominion Freight Line Inc.	550,509	60,616,546

		176,463,847

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.39%
Cirrus Logic Inc.[a]	513,650	$27,387,818
Cypress Semiconductor Corp.	1,124,239	16,886,070
Integrated Device Technology Inc.[a,b]	1,074,325	28,555,558
Microsemi Corp.[a]	929,662	47,859,000
Monolithic Power Systems Inc.	306,516	32,659,280
Silicon Laboratories Inc.[a,b]	342,533	27,368,387
Teradyne Inc.	907,830	33,852,980
Versum Materials Inc.	551,806	21,421,109

		235,990,202
SOFTWARE — 6.34%
ACI Worldwide Inc.[a,b]	451,097	10,275,990
Blackbaud Inc.	386,924	33,971,927
CDK Global Inc.	1,060,372	66,898,869
CommVault Systems Inc.[a]	340,792	20,720,154
Fair Isaac Corp.	246,593	34,646,316
Fortinet Inc.[a]	1,216,898	43,613,624
Manhattan Associates Inc.[a,b]	374,869	15,583,304
PTC Inc.[a]	651,507	36,666,814
Take-Two Interactive Software Inc.[a,b]	857,624	87,674,902
Tyler Technologies Inc.[a,b]	279,293	48,686,356
Ultimate Software Group Inc. (The)[a,b]	228,122	43,251,931

		441,990,187
SPECIALTY RETAIL — 0.80%
Dick’s Sporting Goods Inc.	681,531	18,408,152
Michaels Companies Inc. (The)[a,b]	449,597	9,652,848
Sally Beauty Holdings Inc.[a,b]	598,925	11,726,952
Urban Outfitters Inc.[a,b]	654,326	15,638,391

		55,426,343
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.65%
3D Systems Corp.[a,b]	658,290	8,814,503
NCR Corp.[a,b]	978,159	36,700,526

		45,515,029
TEXTILES, APPAREL & LUXURY GOODS — 1.06%
Carter’s Inc.	385,097	38,028,328
Deckers Outdoor Corp.[a]	132,836	9,087,311
Skechers U.S.A. Inc. Class Aa	1,077,875	27,043,884

		74,159,523
THRIFTS & MORTGAGE FINANCE — 0.34%
Washington Federal Inc.	714,499	24,042,891

		24,042,891
TRADING COMPANIES & DISTRIBUTORS — 0.86%
GATX Corp.	138,964	8,554,624

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

September 30, 2017

Security	Shares	Value
MSC Industrial Direct Co. Inc. Class A	363,102	$27,439,618
Watsco Inc.	146,753	23,637,506

		59,631,748
WATER UTILITIES — 0.35%
Aqua America Inc.	743,715	24,683,901

		24,683,901

TOTAL COMMON STOCKS
(Cost: $5,863,761,107)		6,977,648,153

SHORT-TERM INVESTMENTS — 6.43%

MONEY MARKET FUNDS — 6.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	442,376,993	442,509,706
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	5,363,530	5,363,530

		447,873,236

TOTAL SHORT-TERM INVESTMENTS
(Cost: $447,810,067)		447,873,236

TOTAL INVESTMENTS IN SECURITIES — 106.52%
(Cost: $6,311,571,174)		7,425,521,389
Other Assets, Less Liabilities — (6.52)%		(454,455,437)

NET ASSETS — 100.00%		$6,971,065,952

NVS   —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

17

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 100.12%

AEROSPACE & DEFENSE — 1.79%
Esterline Technologies Corp.[a]	182,816	$16,480,863
KLX Inc.[a,b]	356,755	18,883,042
Orbital ATK Inc.	399,401	53,184,237
Teledyne Technologies Inc.[a,b]	78,405	12,480,508

		101,028,650
AIRLINES — 0.75%
JetBlue Airways Corp.[a,b]	2,279,502	42,239,172

		42,239,172
AUTO COMPONENTS — 0.73%
Cooper Tire & Rubber Co.	361,944	13,536,706
Dana Inc.	1,002,743	28,036,694

		41,573,400
BANKS — 8.90%
Associated Banc-Corp.	1,048,901	25,435,849
BancorpSouth Inc.	587,308	18,823,221
Bank of Hawaii Corp.	88,736	7,397,033
Cathay General Bancorp.	526,351	21,159,310
Chemical Financial Corp.	182,534	9,539,227
Cullen/Frost Bankers Inc.	198,693	18,859,940
East West Bancorp. Inc.	360,491	21,550,152
F.N.B. Corp.	2,241,520	31,448,526
Fulton Financial Corp.	606,544	11,372,700
Hancock Holding Co.	587,709	28,474,501
International Bancshares Corp.	188,174	7,545,777
MB Financial Inc.	250,220	11,264,904
PacWest Bancorp.	832,007	42,024,674
Prosperity Bancshares Inc.	481,602	31,655,699
Signature Bank/New York NYa	125,738	16,099,494
SVB Financial Group[a,b]	142,527	26,665,376
Synovus Financial Corp.	413,034	19,024,346
TCF Financial Corp.	1,190,589	20,287,637
Texas Capital Bancshares Inc.[a,b]	117,130	10,049,754
Trustmark Corp.	253,658	8,401,153
UMB Financial Corp.	98,024	7,301,808
Umpqua Holdings Corp.	1,526,192	29,776,006
United Bankshares Inc./WV	407,459	15,137,102
Valley National Bancorp.	1,831,057	22,064,237
Webster Financial Corp.	229,851	12,078,670
Wintrust Financial Corp.	386,798	30,290,151

		503,727,247
BEVERAGES — 0.08%
Boston Beer Co. Inc. (The) Class Aa,b	28,509	4,453,106

		4,453,106

Security	Shares	Value
BIOTECHNOLOGY — 0.19%
United Therapeutics Corp.[a,b]	90,488	$10,604,289

		10,604,289
CAPITAL MARKETS — 2.70%
Eaton Vance Corp. NVS	302,903	14,954,321
FactSet Research Systems Inc.	76,176	13,720,059
Federated Investors Inc. Class B NVS	331,420	9,843,174
Janus Henderson Group PLC[b]	1,250,094	43,553,275
Legg Mason Inc.	603,768	23,734,120
SEI Investments Co.	355,012	21,677,033
Stifel Financial Corp.	473,431	25,309,621

		152,791,603
CHEMICALS — 3.52%
Ashland Global Holdings Inc.	432,485	28,280,194
Cabot Corp.	431,286	24,065,759
Chemours Co. (The)	589,534	29,836,316
NewMarket Corp.	28,849	12,282,462
Olin Corp.	1,152,271	39,465,282
PolyOne Corp.	567,333	22,710,340
RPM International Inc.	352,052	18,074,350
Sensient Technologies Corp.	115,822	8,909,028
Valvoline Inc.	674,110	15,807,879

		199,431,610
COMMERCIAL SERVICES & SUPPLIES — 1.71%
Brink’s Co. (The)	349,865	29,476,126
Clean Harbors Inc.[a,b]	360,795	20,457,076
Deluxe Corp.	114,002	8,317,586
Herman Miller Inc.	414,614	14,884,643
HNI Corp.	128,417	5,325,453
Pitney Bowes Inc.	1,293,822	18,126,446

		96,587,330
COMMUNICATIONS EQUIPMENT — 1.52%
ARRIS International PLC[a]	721,782	20,563,569
Brocade Communications Systems Inc.	1,005,641	12,017,410
Ciena Corp.[a,b]	983,393	21,605,144
NetScout Systems Inc.[a,b]	620,554	20,074,922
Plantronics Inc.	72,889	3,223,152
ViaSat Inc.[a,b]	131,164	8,436,468

		85,920,665
CONSTRUCTION & ENGINEERING — 1.65%
AECOM[a,b]	1,086,612	39,998,188
Dycom Industries Inc.[a,b]	105,599	9,068,842
EMCOR Group Inc.	213,341	14,801,599
KBR Inc.	970,500	17,352,540
Valmont Industries Inc.	75,195	11,888,329

		93,109,498

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2017

Security	Shares	Value
CONTAINERS & PACKAGING — 2.11%
AptarGroup Inc.	234,747	$20,261,013
Bemis Co. Inc.	629,335	28,678,796
Greif Inc. Class A NVS	179,146	10,487,207
Owens-Illinois Inc.[a,b]	1,128,832	28,401,413
Silgan Holdings Inc.	512,397	15,079,844
Sonoco Products Co.	331,034	16,700,665

		119,608,938
DIVERSIFIED CONSUMER SERVICES — 0.91%
Adtalem Global Education Inc.	430,318	15,426,900
Graham Holdings Co. Class B	32,068	18,762,987
Service Corp. International/U.S.	493,643	17,030,684

		51,220,571
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.11%
Frontier Communications Corp.[b]	547,002	6,449,154

		6,449,154
ELECTRIC UTILITIES — 3.41%
Great Plains Energy Inc.	1,494,637	45,287,501
Hawaiian Electric Industries Inc.	754,506	25,177,865
IDACORP Inc.	349,241	30,708,761
OGE Energy Corp.	1,384,592	49,886,850
PNM Resources Inc.	552,052	22,247,696
Westar Energy Inc.	393,784	19,531,686

		192,840,359
ELECTRICAL EQUIPMENT — 0.73%
Hubbell Inc.	144,227	16,733,216
Regal Beloit Corp.	309,085	24,417,715

		41,150,931
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.00%
Arrow Electronics Inc.[a,b]	611,937	49,205,854
Avnet Inc.	852,910	33,519,363
Belden Inc.	146,656	11,810,208
Jabil Inc.	1,242,265	35,466,666
Keysight Technologies Inc.[a,b]	552,882	23,033,064
Knowles Corp.[a,b]	621,209	9,485,861
National Instruments Corp.	378,240	15,950,381
SYNNEX Corp.	202,071	25,564,002
Tech Data Corp.[a,b]	240,684	21,384,773
Trimble Inc.[a,b]	614,547	24,120,970
VeriFone Systems Inc.[a,b]	775,191	15,720,874
Vishay Intertechnology Inc.[b]	930,575	17,494,810

		282,756,826

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.52%
Core Laboratories NVb	152,895	$15,090,736
Diamond Offshore Drilling Inc.[a,b]	447,227	6,484,791
Dril-Quip Inc.[a,b]	262,380	11,584,077
Ensco PLC Class Ab	2,107,146	12,579,662
Nabors Industries Ltd.	1,980,802	15,985,072
Oceaneering International Inc.	681,072	17,891,761
Patterson-UTI Energy Inc.	798,470	16,719,962
Rowan Companies PLC Class Aa	789,441	10,144,317
Superior Energy Services Inc.[a]	625,270	6,677,884
Transocean Ltd.[a,b]	2,711,127	29,171,727

		142,329,989
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.34%
Alexander & Baldwin Inc.	144,198	6,680,693
American Campus Communities Inc.[b]	387,665	17,115,410
Camden Property Trust[b]	301,042	27,530,291
CoreCivic Inc.[b]	819,054	21,926,076
Corporate Office Properties Trust[b]	213,816	7,019,579
Cousins Properties Inc.[b]	2,910,812	27,186,984
CyrusOne Inc.[b]	303,701	17,897,100
EPR Properties	173,312	12,086,779
GEO Group Inc. (The)	413,292	11,117,555
Healthcare Realty Trust Inc.[b]	257,527	8,328,423
Highwoods Properties Inc.	300,506	15,653,357
Hospitality Properties Trust	1,139,095	32,452,817
JBG SMITH Properties[a]	324,115	11,087,974
LaSalle Hotel Properties[b]	784,678	22,771,356
Life Storage Inc.[b]	322,957	26,421,112
Mack-Cali Realty Corp.	242,974	5,760,913
Medical Properties Trust Inc.[b]	2,523,328	33,131,297
National Retail Properties Inc.[b]	434,846	18,115,684
Omega Healthcare Investors Inc.[b]	1,367,591	43,639,829
Potlatch Corp.[b]	95,743	4,882,893
Quality Care Properties Inc.[a]	650,504	10,082,812
Rayonier Inc.[b]	491,611	14,202,642
Sabra Health Care REIT Inc.	597,577	13,110,839
Senior Housing Properties Trust[b]	1,647,218	32,203,112
Tanger Factory Outlet Centers Inc.[b]	204,536	4,994,769
Taubman Centers Inc.	189,427	9,414,522
Urban Edge Properties[b]	258,119	6,225,830
Washington Prime Group Inc.[b]	1,289,620	10,742,535

		471,783,183
FOOD & STAPLES RETAILING — 0.92%
Casey’s General Stores Inc.	265,184	29,024,389
Sprouts Farmers Market Inc.[a,b]	446,802	8,386,473
United Natural Foods Inc.[a,b]	350,924	14,594,929

		52,005,791
FOOD PRODUCTS — 3.25%
Dean Foods Co.	630,170	6,856,250
Flowers Foods Inc.	1,276,784	24,016,307
Hain Celestial Group Inc. (The)[a,b]	719,146	29,592,858
Ingredion Inc.	263,301	31,764,633

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2017

Security	Shares	Value
Lamb Weston Holdings Inc.	385,365	$18,069,765
Sanderson Farms Inc.	138,855	22,427,859
Snyder’s-Lance Inc.	589,855	22,497,070
Tootsie Roll Industries Inc.[b]	44,843	1,704,034
TreeHouse Foods Inc.[a,b]	396,625	26,863,411

		183,792,187
GAS UTILITIES — 3.54%
Atmos Energy Corp.	735,326	61,649,732
National Fuel Gas Co.	266,737	15,099,982
New Jersey Resources Corp.	599,769	25,280,263
ONE Gas Inc.	362,257	26,676,605
UGI Corp.	1,201,988	56,325,158
WGL Holdings Inc.	184,615	15,544,583

		200,576,323
HEALTH CARE EQUIPMENT & SUPPLIES — 2.48%
Globus Medical Inc. Class Aa,b	265,359	7,886,470
Halyard Health Inc.[a]	324,403	14,607,867
Hill-Rom Holdings Inc.	173,672	12,851,728
LivaNova PLC[a,b]	300,784	21,072,927
STERIS PLC	588,853	52,054,605
Teleflex Inc.	131,174	31,740,173

		140,213,770
HEALTH CARE PROVIDERS & SERVICES — 1.61%
Acadia Healthcare Co. Inc.[a,b]	452,880	21,629,549
LifePoint Health Inc.[a,b]	278,029	16,097,879
MEDNAX Inc.[a]	246,877	10,645,336
Molina Healthcare Inc.[a,b]	304,815	20,959,079
Owens & Minor Inc.	424,558	12,397,094
Tenet Healthcare Corp.[a,b]	560,590	9,210,494

		90,939,431
HEALTH CARE TECHNOLOGY — 0.31%
Allscripts Healthcare Solutions Inc.[a,b]	1,253,074	17,831,243

		17,831,243
HOTELS, RESTAURANTS & LEISURE — 0.52%
Cracker Barrel Old Country Store Inc.[b]	46,682	7,077,925
ILG Inc.	324,608	8,676,772
International Speedway Corp. Class A	174,484	6,281,424
Six Flags Entertainment Corp.	121,898	7,428,464

		29,464,585
HOUSEHOLD DURABLES — 2.31%
CalAtlantic Group Inc.[b]	527,534	19,323,570
Helen of Troy Ltd.[a,b]	188,879	18,302,375
KB Home[b]	577,781	13,936,078
Tempur Sealy International Inc.[a,b]	130,698	8,432,635

Security	Shares	Value
Toll Brothers Inc.	1,054,319	$43,722,609
TRI Pointe Group Inc.[a,b]	1,049,393	14,492,117
Tupperware Brands Corp.	204,729	12,656,347

		130,865,731
HOUSEHOLD PRODUCTS — 0.13%
Energizer Holdings Inc.	162,931	7,502,973

		7,502,973
INSURANCE — 7.48%
Alleghany Corp.[a]	103,936	57,581,583
American Financial Group Inc./OH	476,023	49,244,579
Aspen Insurance Holdings Ltd.	414,755	16,756,102
CNO Financial Group Inc.	1,152,442	26,897,996
First American Financial Corp.	767,781	38,366,017
Genworth Financial Inc. Class Aa	3,461,242	13,325,782
Hanover Insurance Group Inc. (The)	293,933	28,490,926
Kemper Corp.	337,829	17,904,937
Mercury General Corp.	253,116	14,349,146
Old Republic International Corp.	1,699,594	33,465,006
Reinsurance Group of America Inc.	446,983	62,367,538
RenaissanceRe Holdings Ltd.	147,528	19,936,934
WR Berkley Corp.	664,015	44,316,361

		423,002,907
INTERNET & DIRECT MARKETING RETAIL — 0.15%
HSN Inc.	221,597	8,653,363

		8,653,363
INTERNET SOFTWARE & SERVICES — 0.23%
Cars.com Inc.[a,b]	496,300	13,206,543

		13,206,543
IT SERVICES — 2.50%
Acxiom Corp.[a,b]	304,388	7,500,120
Convergys Corp.	369,434	9,564,646
DST Systems Inc.	419,365	23,014,751
Leidos Holdings Inc.	985,094	58,337,267
Sabre Corp.	751,664	13,605,119
Teradata Corp.[a,b]	873,815	29,526,209

		141,548,112
LEISURE PRODUCTS — 1.00%
Brunswick Corp./DE	614,885	34,415,113
Polaris Industries Inc.[b]	209,676	21,938,400

		56,353,513
LIFE SCIENCES TOOLS & SERVICES — 0.80%
Bio-Rad Laboratories Inc. Class Aa,b	71,096	15,798,953
Charles River Laboratories International Inc.[a]	125,412	13,547,005

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2017

Security	Shares	Value
PAREXEL International Corp.[a]	180,665	$15,912,973

		45,258,931
MACHINERY — 3.62%
AGCO Corp.	457,024	33,714,661
Donaldson Co. Inc.	272,824	12,533,535
ITT Inc.	609,895	27,000,052
Kennametal Inc.	302,080	12,185,907
Oshkosh Corp.	249,161	20,565,749
Terex Corp.	588,618	26,499,582
Timken Co. (The)	475,146	23,068,338
Trinity Industries Inc.	1,049,456	33,477,646
Wabtec Corp./DEb	207,240	15,698,430

		204,743,900
MARINE — 0.43%
Kirby Corp.[a,b]	372,420	24,561,099

		24,561,099
MEDIA — 1.60%
AMC Networks Inc. Class Aa,b	126,399	7,390,550
Cinemark Holdings Inc.	316,024	11,443,229
John Wiley & Sons Inc. Class A	164,108	8,779,778
Live Nation Entertainment Inc.[a,b]	446,177	19,431,008
Meredith Corp.[b]	120,686	6,698,073
New York Times Co. (The) Class A	871,234	17,076,186
TEGNA Inc.	1,492,287	19,892,186

		90,711,010
METALS & MINING — 2.30%
Allegheny Technologies Inc.[b]	754,606	18,035,083
Carpenter Technology Corp.	324,121	15,567,532
Commercial Metals Co.	802,624	15,273,935
Compass Minerals International Inc.[b]	128,996	8,371,840
Reliance Steel & Aluminum Co.	505,270	38,486,416
Steel Dynamics Inc.	548,615	18,910,759
U.S. Steel Corp.	605,357	15,533,461

		130,179,026
MULTI-UTILITIES — 1.19%
Black Hills Corp.	148,328	10,215,349
NorthWestern Corp.	335,934	19,128,082
Vectren Corp.	575,096	37,824,064

		67,167,495
MULTILINE RETAIL — 0.43%
Big Lots Inc.	306,417	16,414,759
Dillard’s Inc. Class Ab	145,978	8,184,986

		24,599,745

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.36%
Callon Petroleum Co.[a,b]	712,413	$8,007,522
CONSOL Energy Inc.[a]	1,434,944	24,307,951
Energen Corp.[a]	390,709	21,363,968
Gulfport Energy Corp.[a]	467,585	6,705,169
HollyFrontier Corp.	1,229,176	44,213,461
Matador Resources Co.[a,b]	328,366	8,915,137
PBF Energy Inc. Class A	760,206	20,989,288
QEP Resources Inc.[a]	1,033,989	8,861,286
SM Energy Co.	368,888	6,544,073
Southwestern Energy Co.[a,b]	1,555,492	9,504,056
World Fuel Services Corp.	474,708	16,097,348
WPX Energy Inc.[a,b]	1,296,356	14,908,094

		190,417,353
PAPER & FOREST PRODUCTS — 0.81%
Domtar Corp.	433,781	18,821,757
Louisiana-Pacific Corp.[a]	1,003,533	27,175,674

		45,997,431
PERSONAL PRODUCTS — 0.75%
Avon Products Inc.[a]	3,050,737	7,108,217
Edgewell Personal Care Co.[a]	395,104	28,751,718
Nu Skin Enterprises Inc. Class A	107,462	6,606,764

		42,466,699
PHARMACEUTICALS — 1.17%
Catalent Inc.[a]	528,491	21,097,361
Endo International PLC[a]	1,393,817	11,938,043
Mallinckrodt PLC[a,b]	673,511	25,169,106
Prestige Brands Holdings Inc.[a,b]	158,350	7,931,751

		66,136,261
PROFESSIONAL SERVICES — 0.96%
ManpowerGroup Inc.	462,508	54,492,693

		54,492,693
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.69%
Jones Lang LaSalle Inc.	314,200	38,803,700

		38,803,700
ROAD & RAIL — 1.05%
Genesee & Wyoming Inc. Class Aa	225,992	16,725,668
Ryder System Inc.	367,429	31,066,122
Werner Enterprises Inc.	310,721	11,356,852

		59,148,642
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.89%
Cree Inc.[a,b]	677,018	19,085,137
Cypress Semiconductor Corp.	1,336,797	20,078,691
First Solar Inc.[a,b]	564,874	25,916,419

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

September 30, 2017

Security	Shares	Value
Synaptics Inc.[a,b]	234,177	$9,175,055
Teradyne Inc.	590,080	22,004,083
Versum Materials Inc.	279,135	10,836,021

		107,095,406
SOFTWARE — 0.53%
ACI Worldwide Inc.[a,b]	433,826	9,882,556
Manhattan Associates Inc.[a,b]	158,046	6,569,972
PTC Inc.[a]	240,496	13,535,115

		29,987,643
SPECIALTY RETAIL — 3.02%
Aaron’s Inc.[b]	431,792	18,839,085
American Eagle Outfitters Inc.	1,167,030	16,688,529
AutoNation Inc.[a,b]	452,468	21,474,131
Bed Bath & Beyond Inc.	998,834	23,442,634
GameStop Corp. Class A	702,192	14,507,287
Michaels Companies Inc. (The)[a,b]	383,547	8,234,754
Murphy USA Inc.[a,b]	232,381	16,034,289
Office Depot Inc.	3,592,875	16,311,653
Sally Beauty Holdings Inc.[a,b]	401,641	7,864,131
Williams-Sonoma Inc.	552,783	27,561,760

		170,958,253
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.27%
3D Systems Corp.[a,b]	230,180	3,082,110
Diebold Nixdorf Inc.	523,613	11,964,557

		15,046,667
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
Deckers Outdoor Corp.[a,b]	108,725	7,437,877

		7,437,877
THRIFTS & MORTGAGE FINANCE — 0.77%
New York Community Bancorp. Inc.	3,390,909	43,708,817

		43,708,817
TRADING COMPANIES & DISTRIBUTORS — 0.59%
GATX Corp.	150,584	9,269,951
NOW Inc.[a,b]	746,599	10,310,532
Watsco Inc.	84,267	13,572,886

		33,153,369
WATER UTILITIES — 0.35%
Aqua America Inc.	591,560	19,633,876

		19,633,876

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.31%
Telephone & Data Systems Inc.	635,799	$17,732,434

		17,732,434
TOTAL COMMON STOCKS (Cost: $5,056,602,105)		5,665,001,320

SHORT-TERM INVESTMENTS — 9.19%

MONEY MARKET FUNDS — 9.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	514,095,238	514,249,467
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	5,839,515	5,839,515

		520,088,982

TOTAL SHORT-TERM INVESTMENTS (Cost: $520,021,903)		520,088,982

TOTAL INVESTMENTS IN SECURITIES — 109.31% (Cost: $5,576,624,008)		6,185,090,302
Other Assets, Less Liabilities — (9.31)%		(526,722,231)

NET ASSETS — 100.00%		$5,658,368,071

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

22

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 1.56%
Aerojet Rocketdyne Holdings Inc.[a]	579,496	$20,288,155
Aerovironment Inc.[a,b]	123,367	6,676,622
Axon Enterprise Inc.[a,b]	639,908	14,506,715
Mercury Systems Inc.[a]	580,881	30,136,106

		71,607,598
AIR FREIGHT & LOGISTICS — 0.31%
Forward Air Corp.	245,204	14,033,025

		14,033,025
AIRLINES — 0.96%
Allegiant Travel Co.	151,803	19,992,455
Hawaiian Holdings Inc.[a,b]	646,345	24,270,255

		44,262,710
AUTO COMPONENTS — 1.76%
Dorman Products Inc.[a,b]	366,035	26,215,427
Fox Factory Holding Corp.[a,b]	453,399	19,541,497
LCI Industries	301,092	34,881,508

		80,638,432
AUTOMOBILES — 0.34%
Winnebago Industries Inc.	348,176	15,580,876

		15,580,876
BANKS — 9.09%
Ameris Bancorp.	449,724	21,586,752
Boston Private Financial Holdings Inc.	590,658	9,775,390
Brookline Bancorp. Inc.	584,533	9,060,261
Central Pacific Financial Corp.	319,209	10,272,146
City Holding Co.	100,249	7,208,906
Columbia Banking System Inc.	374,759	15,781,101
Community Bank System Inc.	355,092	19,618,833
Customers Bancorp. Inc.[a]	348,787	11,377,432
CVB Financial Corp.[b]	719,627	17,393,385
First BanCorp./Puerto Rico[a]	2,197,154	11,249,428
First Commonwealth Financial Corp.	755,739	10,678,592
First Financial Bancorp.	481,779	12,598,521
First Financial Bankshares Inc.	801,446	36,225,359
First Midwest Bancorp. Inc./IL	721,983	16,908,842
Glacier Bancorp. Inc.	647,156	24,436,611
Great Western Bancorp. Inc.	412,309	17,020,115
Hanmi Financial Corp.	392,504	12,147,999
Independent Bank Corp./Rockland MA	212,294	15,847,747
LegacyTexas Financial Group Inc.	504,848	20,153,532
National Bank Holdings Corp. Class A	323,578	11,548,499
NBT Bancorp. Inc.	321,466	11,804,232
ServisFirst Bancshares Inc.[b]	542,950	21,093,607
Simmons First National Corp. Class A	214,623	12,426,672

Security	Shares	Value
Southside Bancshares Inc.	331,131	$12,039,923
Tompkins Financial Corp.	149,667	12,892,315
United Community Banks Inc./GA	884,287	25,237,551
Westamerica Bancorp.	191,377	11,394,587

		417,778,338
BEVERAGES — 0.12%
Coca-Cola Bottling Co. Consolidated	26,423	5,700,762

		5,700,762
BIOTECHNOLOGY — 2.80%
AMAG Pharmaceuticals Inc.[a,b]	425,751	7,855,106
Cytokinetics Inc.[a,b]	610,992	8,859,384
Eagle Pharmaceuticals Inc./DEa,b	103,294	6,160,454
Emergent BioSolutions Inc.[a,b]	196,260	7,938,717
Enanta Pharmaceuticals Inc.[a,b]	170,680	7,987,824
Ligand Pharmaceuticals Inc.[a,b]	252,760	34,413,274
MiMedx Group Inc.[a,b]	1,251,969	14,873,392
Momenta Pharmaceuticals Inc.[a]	923,503	17,084,806
Progenics Pharmaceuticals Inc.[a,b]	847,595	6,238,299
Repligen Corp.[a,b]	451,466	17,300,177

		128,711,433
BUILDING PRODUCTS — 3.59%
AAON Inc.[b]	487,888	16,819,939
American Woodmark Corp.[a]	90,246	8,686,178
Apogee Enterprises Inc.	206,149	9,948,751
Gibraltar Industries Inc.[a,b]	381,083	11,870,735
Griffon Corp.	366,285	8,131,527
Insteel Industries Inc.	210,796	5,503,884
Patrick Industries Inc.[a]	192,833	16,217,255
PGT Innovations Inc.[a]	600,759	8,981,347
Quanex Building Products Corp.	417,174	9,574,143
Simpson Manufacturing Co. Inc.	507,729	24,899,030
Trex Co. Inc.[a,b]	356,158	32,079,151
Universal Forest Products Inc.	123,669	12,139,349

		164,851,289
CAPITAL MARKETS — 1.68%
Evercore Inc. Class A	475,386	38,149,726
Financial Engines Inc.	496,392	17,249,622
Greenhill & Co. Inc.	155,596	2,582,894
Piper Jaffray Companies	172,073	10,212,533
WisdomTree Investments Inc.	874,363	8,901,015

		77,095,790
CHEMICALS — 3.24%
A Schulman Inc.	152,456	5,206,372
Balchem Corp.	387,072	31,465,083
Flotek Industries Inc.[a,b]	283,161	1,316,699
Hawkins Inc.	71,357	2,911,366
Ingevity Corp.[a]	508,310	31,754,126
Innophos Holdings Inc.	170,274	8,375,778
Innospec Inc.	143,246	8,831,116

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Security	Shares	Value
Southside Bancshares Inc.	331,131	$12,039,923
Tompkins Financial Corp.	149,667	12,892,315
United Community Banks Inc./GA	884,287	25,237,551
Westamerica Bancorp.	191,377	11,394,587

		417,778,338
BEVERAGES — 0.12%
Coca-Cola Bottling Co. Consolidated	26,423	5,700,762

		5,700,762
BIOTECHNOLOGY — 2.80%
AMAG Pharmaceuticals Inc.[a,b]	425,751	7,855,106
Cytokinetics Inc.[a,b]	610,992	8,859,384
Eagle Pharmaceuticals Inc./DEa,b	103,294	6,160,454
Emergent BioSolutions Inc.[a,b]	196,260	7,938,717
Enanta Pharmaceuticals Inc.[a,b]	170,680	7,987,824
Ligand Pharmaceuticals Inc.[a,b]	252,760	34,413,274
MiMedx Group Inc.[a,b]	1,251,969	14,873,392
Momenta Pharmaceuticals Inc.[a]	923,503	17,084,806
Progenics Pharmaceuticals Inc.[a,b]	847,595	6,238,299
Repligen Corp.[a,b]	451,466	17,300,177

		128,711,433
BUILDING PRODUCTS — 3.59%
AAON Inc.[b]	487,888	16,819,939
American Woodmark Corp.[a]	90,246	8,686,178
Apogee Enterprises Inc.	206,149	9,948,751
Gibraltar Industries Inc.[a,b]	381,083	11,870,735
Griffon Corp.	366,285	8,131,527
Insteel Industries Inc.	210,796	5,503,884
Patrick Industries Inc.[a]	192,833	16,217,255
PGT Innovations Inc.[a]	600,759	8,981,347
Quanex Building Products Corp.	417,174	9,574,143
Simpson Manufacturing Co. Inc.	507,729	24,899,030
Trex Co. Inc.[a,b]	356,158	32,079,151
Universal Forest Products Inc.	123,669	12,139,349

		164,851,289
CAPITAL MARKETS — 1.68%
Evercore Inc. Class A	475,386	38,149,726
Financial Engines Inc.	496,392	17,249,622
Greenhill & Co. Inc.	155,596	2,582,894
Piper Jaffray Companies	172,073	10,212,533
WisdomTree Investments Inc.	874,363	8,901,015

		77,095,790
CHEMICALS — 3.24%
A Schulman Inc.	152,456	5,206,372
Balchem Corp.	387,072	31,465,083
Flotek Industries Inc.[a,b]	283,161	1,316,699
Hawkins Inc.	71,357	2,911,366
Ingevity Corp.[a]	508,310	31,754,126
Innophos Holdings Inc.	170,274	8,375,778
Innospec Inc.	143,246	8,831,116

Security	Shares	Value
Koppers Holdings Inc.[a]	157,483	$7,267,840
Kraton Corp.[a]	377,332	15,259,306
Quaker Chemical Corp.	161,211	23,851,167
Stepan Co.	150,292	12,573,429

		148,812,282
COMMERCIAL SERVICES & SUPPLIES — 3.75%
ABM Industries Inc.	321,875	13,425,406
Brady Corp. Class A	416,469	15,804,999
Healthcare Services Group Inc.	585,031	31,574,123
Matthews International Corp. Class A	272,891	16,987,465
Mobile Mini Inc.	239,528	8,251,740
Multi-Color Corp.[b]	108,088	8,857,812
Tetra Tech Inc.	684,917	31,882,886
U.S. Ecology Inc.	264,388	14,224,074
UniFirst Corp./MAb	108,329	16,411,844
Viad Corp.	247,186	15,053,627

		172,473,976
COMMUNICATIONS EQUIPMENT — 1.89%
ADTRAN Inc.	364,721	8,753,304
Applied Optoelectronics Inc.[a,b]	84,178	5,443,791
CalAmp Corp.[a,b]	186,140	4,327,755
Lumentum Holdings Inc.[a,b]	742,685	40,364,930
NETGEAR Inc.[a]	218,179	10,385,320
Oclaro Inc.[a,b]	2,043,709	17,637,209

		86,912,309
CONSTRUCTION & ENGINEERING — 0.18%
MYR Group Inc.[a]	199,741	5,820,453
Orion Group Holdings Inc.[a,b]	352,161	2,310,176

		8,130,629
CONSTRUCTION MATERIALS — 0.21%
U.S. Concrete Inc.[a,b]	123,674	9,436,326

		9,436,326
CONSUMER FINANCE — 0.30%
Green Dot Corp. Class Aa,b	280,517	13,908,033

		13,908,033
DIVERSIFIED CONSUMER SERVICES — 0.45%
Capella Education Co.	141,208	9,905,741
Career Education Corp.[a]	469,006	4,872,972
Strayer Education Inc.[b]	65,281	5,697,073

		20,475,786
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.18%
ATN International Inc.	67,035	3,532,744

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Security	Shares	Value
Cincinnati Bell Inc.[a]	294,631	$5,848,425
Cogent Communications Holdings Inc.	499,540	24,427,506
Consolidated Communications Holdings Inc.	499,722	9,534,696
Lumos Networks Corp.[a]	130,066	2,330,783
Vonage Holdings Corp.[a]	1,027,458	8,363,508

		54,037,662
ELECTRICAL EQUIPMENT — 0.32%
AZZ Inc.	204,641	9,966,017
Vicor Corp.[a]	202,522	4,779,519

		14,745,536
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.81%
Badger Meter Inc.	352,621	17,278,429
Bel Fuse Inc. Class B	64,084	1,999,421
Control4 Corp.[a]	64,853	1,910,569
CTS Corp.	397,875	9,588,787
ePlus Inc.[a]	89,237	8,249,961
Fabrinet(a)	452,555	16,771,688
FARO Technologies Inc.[a,b]	106,753	4,083,302
II-VI Inc.[a]	673,909	27,731,355
Itron Inc.[a]	410,895	31,823,818
KEMET Corp.[a]	354,875	7,498,509
Methode Electronics Inc.	245,217	10,384,940
Rogers Corp.[a]	154,084	20,536,316
TTM Technologies Inc.[a,b]	1,109,970	17,060,239

		174,917,334
ENERGY EQUIPMENT & SERVICES — 1.33%
Archrock Inc.	366,658	4,601,558
Geospace Technologies Corp.[a,b]	72,679	1,295,140
Helix Energy Solutions Group Inc.[a]	702,868	5,194,194
McDermott International Inc.[a,b]	1,513,343	11,002,004
Pioneer Energy Services Corp.[a]	380,845	971,155
Tesco Corp.[a]	192,511	1,049,185
TETRA Technologies Inc.[a]	485,290	1,387,929
U.S. Silica Holdings Inc.	980,655	30,468,951
Unit Corp.[a]	251,345	5,172,680

		61,142,796
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.19%
Acadia Realty Trust[b]	431,850	12,359,547
Agree Realty Corp.	346,624	17,012,306
American Assets Trust Inc.	502,160	19,970,903
Armada Hoffler Properties Inc.	231,165	3,192,389
CareTrust REIT Inc.	919,383	17,505,052
CBL & Associates Properties Inc.[b]	467,323	3,920,840
Chatham Lodging Trust	230,936	4,923,555
DiamondRock Hospitality Co.[b]	1,261,549	13,813,961
EastGroup Properties Inc.	413,915	36,474,190
Four Corners Property Trust Inc.[b]	736,058	18,342,565
Franklin Street Properties Corp.	675,338	7,172,090
Getty Realty Corp.	395,375	11,311,679
Hersha Hospitality Trust	271,439	5,067,766
Independence Realty Trust Inc.	296,682	3,017,256

Security	Shares	Value
Lexington Realty Trust	2,622,944	$26,806,488
LTC Properties Inc.	316,268	14,858,271
National Storage Affiliates Trust	536,027	12,993,294
Parkway Inc.	270,488	6,229,339
Pennsylvania REIT[b]	367,775	3,857,960
PS Business Parks Inc.	155,846	20,805,441
Ramco-Gershenson Properties Trust	749,746	9,754,195
Retail Opportunity Investments Corp.	890,452	16,927,492
Saul Centers Inc.	99,994	6,190,628
Summit Hotel Properties Inc.[b]	1,262,414	20,186,000
Universal Health Realty Income Trust[b]	99,934	7,544,018
Urstadt Biddle Properties Inc. Class A	360,078	7,813,693
Whitestone REIT	156,811	2,046,384

		330,097,302
FOOD & STAPLES RETAILING — 0.26%
SpartanNash Co.	451,401	11,903,444

		11,903,444
FOOD PRODUCTS — 1.43%
B&G Foods Inc.	805,393	25,651,767
Bob Evans Farms Inc./DE	125,685	9,741,845
Calavo Growers Inc.	190,031	13,910,269
J&J Snack Foods Corp.	99,863	13,112,012
John B Sanfilippo & Son Inc.	45,685	3,075,057

		65,490,950
GAS UTILITIES — 0.72%
South Jersey Industries Inc.	962,596	33,238,440

		33,238,440
HEALTH CARE EQUIPMENT & SUPPLIES — 6.24%
Abaxis Inc.	159,400	7,117,210
Analogic Corp.	66,446	5,564,853
Anika Therapeutics Inc.[a,b]	120,549	6,991,842
Cantel Medical Corp.	428,483	40,350,244
CryoLife Inc.[a]	405,223	9,198,562
Haemonetics Corp.[a]	324,947	14,580,372
Heska Corp.[a]	77,886	6,860,978
ICU Medical Inc.[a,b]	181,479	33,727,872
Inogen Inc.[a]	127,631	12,137,708
Integra LifeSciences Holdings Corp.[a,b]	490,273	24,748,981
Lantheus Holdings Inc.[a]	353,336	6,289,381
LeMaitre Vascular Inc.	182,077	6,813,321
Meridian Bioscience Inc.	245,743	3,514,125
Merit Medical Systems Inc.[a]	604,968	25,620,395
Natus Medical Inc.[a,b]	176,657	6,624,637
Neogen Corp.[a]	461,470	35,745,466
OraSure Technologies Inc.[a]	720,196	16,204,410
Orthofix International NVa	87,093	4,115,144
Surmodics Inc.[a]	158,779	4,922,149

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Security	Shares	Value
Varex Imaging Corp.[a]	454,653	$15,385,458

		286,513,108
HEALTH CARE PROVIDERS & SERVICES — 2.83%
AMN Healthcare Services Inc.[a,b]	580,730	26,539,361
BioTelemetry Inc.[a,b]	367,262	12,119,646
Chemed Corp.	102,656	20,741,645
CorVel Corp.[a]	49,812	2,709,773
Cross Country Healthcare Inc.[a]	442,115	6,291,296
Ensign Group Inc. (The)	300,613	6,790,848
HealthEquity Inc.[a,b]	345,847	17,492,941
Landauer Inc.	116,536	7,842,873
Magellan Health Inc.[a,b]	137,682	11,881,956
Tivity Health Inc.[a]	204,186	8,330,789
U.S. Physical Therapy Inc.	152,376	9,363,505

		130,104,633
HEALTH CARE TECHNOLOGY — 1.10%
HealthStream Inc.[a,b]	306,899	7,172,229
HMS Holdings Corp.[a,b]	1,017,972	20,216,924
Omnicell Inc.[a,b]	451,937	23,071,384

		50,460,537
HOTELS, RESTAURANTS & LEISURE — 3.13%
Belmond Ltd. Class Aa	1,016,215	13,871,335
Biglari Holdings Inc.[a,b]	7,376	2,458,347
Chuy’s Holdings Inc.[a,b]	205,365	4,322,933
Dave & Buster’s Entertainment Inc.[a]	509,616	26,744,648
DineEquity Inc.	106,537	4,578,960
El Pollo Loco Holdings Inc.[a]	161,372	1,960,670
Marcus Corp. (The)	233,144	6,458,089
Marriott Vacations Worldwide Corp.	206,862	25,760,525
Ruth’s Hospitality Group Inc.	170,938	3,581,151
Scientific Games Corp. Class Aa,b	636,834	29,198,839
Shake Shack Inc. Class Aa,b	156,387	5,196,740
Sonic Corp.	308,881	7,861,021
Wingstop Inc.[b]	350,958	11,669,353

		143,662,611
HOUSEHOLD DURABLES — 2.17%
Ethan Allen Interiors Inc.	168,205	5,449,842
Installed Building Products Inc.[a]	254,728	16,506,374
iRobot Corp.[a,b]	334,782	25,798,301
LGI Homes Inc.[a,b]	209,441	10,172,549
TopBuild Corp.[a]	430,445	28,052,101
Universal Electronics Inc.[a,b]	174,694	11,075,600
William Lyon Homes Class Aa	122,801	2,823,195

		99,877,962
HOUSEHOLD PRODUCTS — 0.71%
Central Garden & Pet Co.[a,b]	125,270	4,865,487
Central Garden & Pet Co. Class Aa	423,030	15,732,486
WD-40 Co.	106,956	11,968,376

		32,566,349

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.18%
Raven Industries Inc.	252,704	$8,187,610

		8,187,610
INSURANCE — 0.66%
AMERISAFE Inc.	133,991	7,798,276
RLI Corp.	235,655	13,517,171
Universal Insurance Holdings Inc.	392,507	9,027,661

		30,343,108
INTERNET & DIRECT MARKETING RETAIL — 0.99%
Nutrisystem Inc.	362,912	20,286,781
PetMed Express Inc.	162,048	5,371,891
Shutterfly Inc.[a,b]	404,118	19,591,641

		45,250,313
INTERNET SOFTWARE & SERVICES — 1.72%
DHI Group Inc.[a,b]	245,301	637,783
LivePerson Inc.[a]	282,877	3,832,983
NIC Inc.	802,706	13,766,408
Shutterstock Inc.[a,b]	222,274	7,399,501
SPS Commerce Inc.[a]	207,528	11,768,913
Stamps.com Inc.[a,b]	189,902	38,483,640
XO Group Inc.[a]	157,677	3,101,507

		78,990,735
IT SERVICES — 0.95%
Cardtronics PLC Class Aa	552,950	12,723,379
CSG Systems International Inc.	256,260	10,276,026
ExlService Holdings Inc.[a]	265,111	15,461,274
Forrester Research Inc.	120,516	5,043,595

		43,504,274
LEISURE PRODUCTS — 0.45%
Callaway Golf Co.	640,082	9,236,383
Nautilus Inc.[a,b]	252,650	4,269,785
Vista Outdoor Inc.[a,b]	302,694	6,943,801

		20,449,969
LIFE SCIENCES TOOLS & SERVICES — 0.55%
Cambrex Corp.[a]	272,845	15,006,475
Luminex Corp.	494,025	10,043,528

		25,050,003
MACHINERY — 5.35%
Actuant Corp. Class Ab	347,047	8,884,403
Alamo Group Inc.	71,127	7,636,906
Albany International Corp. Class A	213,519	12,255,991

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Security	Shares	Value
Astec Industries Inc.	231,907	$12,989,111
Barnes Group Inc.	334,460	23,559,363
Chart Industries Inc.[a,b]	184,939	7,255,157
CIRCOR International Inc.[b]	101,299	5,513,705
EnPro Industries Inc.	131,715	10,607,009
ESCO Technologies Inc.	312,864	18,756,197
Franklin Electric Co. Inc.	246,215	11,042,743
Harsco Corp.[a]	464,809	9,714,508
Hillenbrand Inc.	387,917	15,070,576
John Bean Technologies Corp.[b]	381,783	38,598,261
Lindsay Corp.	65,657	6,033,878
Lydall Inc.[a]	207,868	11,910,836
Proto Labs Inc.[a,b]	298,646	23,981,274
Tennant Co.	137,517	9,103,625
Watts Water Technologies Inc. Class A	188,612	13,051,950

		245,965,493
MEDIA — 0.24%
World Wrestling Entertainment Inc. Class A	476,390	11,218,985

		11,218,985
METALS & MINING — 0.26%
AK Steel Holding Corp.[a,b]	2,135,068	11,935,030

		11,935,030
MORTGAGE REAL ESTATE INVESTMENT — 0.12%
Apollo Commercial Real Estate Finance Inc.[b]	306,651	5,553,450

		5,553,450
MULTILINE RETAIL — 0.60%
Ollie’s Bargain Outlet Holdings Inc.[a,b]	595,071	27,611,294

		27,611,294
OIL, GAS & CONSUMABLE FUELS — 1.09%
Bill Barrett Corp.[a,b]	436,469	1,872,452
Carrizo Oil & Gas Inc.[a,b]	498,765	8,543,844
Contango Oil & Gas Co.[a,b]	116,393	585,457
Denbury Resources Inc.[a]	1,946,649	2,608,510
PDC Energy Inc.[a]	454,945	22,305,953
REX American Resources Corp.[a,b]	37,487	3,517,405
SRC Energy Inc.[a,b]	1,113,225	10,764,886

		50,198,507
PAPER & FOREST PRODUCTS — 0.39%
Deltic Timber Corp.	77,058	6,814,239
Neenah Paper Inc.	132,302	11,318,436

		18,132,675
PERSONAL PRODUCTS — 0.18%
Inter Parfums Inc.	99,684	4,111,965

Security	Shares	Value
Medifast Inc.	72,466	$4,302,306

		8,414,271
PHARMACEUTICALS — 2.22%
Amphastar Pharmaceuticals Inc.[a,b]	292,141	5,220,560
ANI Pharmaceuticals Inc.[a,b]	108,553	5,697,947
Depomed Inc.[a,b]	430,112	2,490,348
Innoviva Inc.[a,b]	900,572	12,716,077
Medicines Co. (The)[a,b]	294,133	10,894,686
Nektar Therapeutics[a,b]	1,094,828	26,275,872
Phibro Animal Health Corp. Series A	99,924	3,702,184
SciClone Pharmaceuticals Inc.[a]	629,127	7,046,222
Sucampo Pharmaceuticals Inc. Class Aa,b	303,257	3,578,433
Supernus Pharmaceuticals Inc.[a]	612,497	24,499,880

		102,122,209
PROFESSIONAL SERVICES — 1.96%
Exponent Inc.	206,184	15,236,998
Insperity Inc.	224,705	19,774,040
Navigant Consulting Inc.[a]	565,967	9,576,162
On Assignment Inc.[a]	298,759	16,037,383
WageWorks Inc.[a,b]	480,843	29,187,170

		89,811,753
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.25%
HFF Inc. Class A	294,147	11,636,455

		11,636,455
ROAD & RAIL — 0.55%
Heartland Express Inc.[b]	381,481	9,567,543
Marten Transport Ltd.	230,189	4,730,384
Saia Inc.[a]	177,550	11,123,508

		25,421,435
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.12%
Advanced Energy Industries Inc.[a,b]	482,495	38,966,296
Brooks Automation Inc.	429,059	13,026,231
Cabot Microelectronics Corp.	306,501	24,498,625
CEVA Inc.[a,b]	262,083	11,217,153
Kopin Corp.[a,b]	334,107	1,393,226
Kulicke & Soffa Industries Inc.[a]	448,856	9,681,824
MaxLinear Inc.[a,b]	733,601	17,423,024
MKS Instruments Inc.	655,723	61,933,037
Nanometrics Inc.[a]	307,819	8,865,187
Power Integrations Inc.	359,181	26,292,049
Rambus Inc.[a]	1,323,492	17,668,618
Rudolph Technologies Inc.[a]	382,000	10,046,600
Semtech Corp.[a]	502,580	18,871,879
Veeco Instruments Inc.[a,b]	292,928	6,268,659
Xperi Corp.	599,758	15,173,878

		281,326,286

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

September 30, 2017

Security	Shares	Value
SOFTWARE — 3.39%
8x8 Inc.[a]	1,107,947	$14,957,284
Barracuda Networks Inc.[a]	312,211	7,564,873
Bottomline Technologies de Inc.[a,b]	221,979	7,065,592
Ebix Inc.	265,999	17,356,435
Gigamon Inc.[a]	453,361	19,109,166
MicroStrategy Inc. Class Aa	61,557	7,861,444
Monotype Imaging Holdings Inc.	206,284	3,970,967
Progress Software Corp.	584,869	22,324,450
Qualys Inc.[a]	380,054	19,686,797
Synchronoss Technologies Inc.[a,b]	516,705	4,820,858
TiVo Corp.	1,471,853	29,216,282
VASCO Data Security International Inc.[a]	159,163	1,917,914

		155,852,062
SPECIALTY RETAIL — 2.39%
Chico’s FAS Inc.	745,963	6,676,369
Children’s Place Inc. (The)	213,654	25,243,220
DSW Inc. Class A	218,100	4,684,788
Five Below Inc.[a]	666,795	36,593,710
Francesca’s Holdings Corp.[a]	453,928	3,340,910
Hibbett Sports Inc.[a,b]	139,913	1,993,760
Monro Inc.	173,856	9,744,629
Select Comfort Corp.[a,b]	278,531	8,648,387
Tailored Brands Inc.	279,946	4,042,420
Tile Shop Holdings Inc.	405,381	5,148,339
Zumiez Inc.[a,b]	213,272	3,860,223

		109,976,755
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.37%
Electronics For Imaging Inc.[a,b]	281,407	12,010,451
Super Micro Computer Inc.[a,b]	233,305	5,156,040

		17,166,491
TEXTILES, APPAREL & LUXURY GOODS — 0.54%
Iconix Brand Group Inc.[a,b]	271,525	1,544,977
Oxford Industries Inc.	95,714	6,081,668
Steven Madden Ltd.[a,b]	393,360	17,032,488

		24,659,133
THRIFTS & MORTGAGE FINANCE — 2.60%
Bank Mutual Corp.	291,712	2,960,877
BofI Holding Inc.[a,b]	677,892	19,299,585
Dime Community Bancshares Inc.	218,192	4,691,128
LendingTree Inc.[a,b]	91,562	22,382,331
Meta Financial Group Inc.	106,130	8,320,592
Northfield Bancorp. Inc.	562,430	9,758,161
Northwest Bancshares Inc.	757,256	13,077,811
Oritani Financial Corp.	248,430	4,173,624
Provident Financial Services Inc.	395,484	10,547,558
TrustCo Bank Corp. NY	670,709	5,969,310
Walker & Dunlop Inc.[a,b]	344,674	18,036,790

		119,217,767

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.45%
Applied Industrial Technologies Inc.	316,848	$20,848,598

		20,848,598
WATER UTILITIES — 0.71%
American States Water Co.	213,041	10,492,269
California Water Service Group	581,052	22,167,134

		32,659,403

TOTAL COMMON STOCKS
(Cost: $3,843,932,144)		4,590,672,322

SHORT-TERM INVESTMENTS — 10.34%

MONEY MARKET FUNDS — 10.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	468,188,899	468,329,355
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	6,577,384	6,577,384

		474,906,739

TOTAL SHORT-TERM INVESTMENTS
(Cost: $474,809,699)		474,906,739

TOTAL INVESTMENTS IN SECURITIES — 110.27%
(Cost: $4,318,741,843)		5,065,579,061
Other Assets, Less Liabilities — (10.27)%		(471,810,091)

NET ASSETS — 100.00%		$4,593,768,970

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

28

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 2.50%
AAR Corp.	413,699	$15,629,548
Aerojet Rocketdyne Holdings Inc.[a,b]	348,160	12,189,082
Aerovironment Inc.[a,b]	140,936	7,627,456
Cubic Corp.	321,230	16,382,730
Engility Holdings Inc.[a]	227,983	7,906,450
Moog Inc. Class Aa	415,562	34,670,338
National Presto Industries Inc.	66,135	7,040,071
Triumph Group Inc.[b]	640,941	19,067,995

		120,513,670
AIR FREIGHT & LOGISTICS — 1.11%
Atlas Air Worldwide Holdings Inc.a,[b]	323,880	21,311,304
Echo Global Logistics Inc.[a,b]	345,309	6,509,075
Forward Air Corp.	129,140	7,390,682
Hub Group Inc. Class Aa	428,538	18,405,707

		53,616,768
AIRLINES — 0.61%
SkyWest Inc.	669,585	29,394,781

		29,394,781
AUTO COMPONENTS — 1.76%
American Axle & Manufacturing Holdings Inc.[a,b]	1,071,307	18,833,577
Cooper-Standard Holdings Inc.[a,b]	204,565	23,723,403
Gentherm Inc.[a,b]	473,742	17,599,515
Motorcar Parts of America Inc.[a,b]	242,506	7,144,227
Standard Motor Products Inc.	262,630	12,671,897
Superior Industries International Inc.	298,501	4,970,042

		84,942,661
BANKS — 5.92%
Banc of California Inc.[b]	548,747	11,386,500
Banner Corp.	425,216	26,057,236
Boston Private Financial Holdings Inc.	456,130	7,548,952
Brookline Bancorp. Inc.	369,246	5,723,313
City Holding Co.	95,013	6,832,385
Columbia Banking System Inc.	353,243	14,875,063
Community Bank System Inc.	272,230	15,040,708
CVB Financial Corp.	553,754	13,384,234
Fidelity Southern Corp.	282,897	6,687,685
First Commonwealth Financial Corp.	453,259	6,404,550
First Financial Bancorp.	288,049	7,532,481
First Midwest Bancorp. Inc./IL	557,323	13,052,505
Glacier Bancorp. Inc.	311,474	11,761,258
Great Western Bancorp. Inc.	317,332	13,099,465
Hope Bancorp Inc.	1,646,470	29,158,984
Independent Bank Corp./Rockland MA	126,912	9,473,981
NBT Bancorp. Inc.	219,181	8,048,326
OFG Bancorp.	582,538	5,330,223
Old National Bancorp./IN	1,750,341	32,031,240

Security	Shares	Value
Opus Bank	238,174	$5,716,176
S&T Bancorp. Inc.	451,821	17,883,075
Simmons First National Corp. Class A	187,237	10,841,022
Westamerica Bancorp.	135,462	8,065,407

		285,934,769
BEVERAGES — 0.14%
Coca-Cola Bottling Co. Consolidated[b]	31,742	6,848,336

		6,848,336
BIOTECHNOLOGY — 1.45%
Acorda Therapeutics Inc.[a,b]	600,572	14,203,528
Emergent BioSolutions Inc.[a,b]	244,326	9,882,987
Myriad Genetics Inc.[a,b]	883,951	31,981,347
Spectrum Pharmaceuticals Inc.[a,b]	972,218	13,679,107

		69,746,969
BUILDING PRODUCTS — 0.59%
American Woodmark Corp.[a]	85,806	8,258,827
Apogee Enterprises Inc.	153,784	7,421,616
Universal Forest Products Inc.	131,363	12,894,592

		28,575,035
CAPITAL MARKETS — 2.31%
Donnelley Financial Solutions Inc.[a]	432,865	9,332,569
Financial Engines Inc.	285,118	9,907,851
Greenhill & Co. Inc.	205,682	3,414,321
Interactive Brokers Group Inc. Class A	913,872	41,160,795
INTL. FCStone Inc.[a]	201,658	7,727,535
Investment Technology Group Inc.	364,025	8,059,514
Virtus Investment Partners Inc.	93,229	10,819,225
Waddell & Reed Financial Inc. Class A	782,158	15,697,911
WisdomTree Investments Inc.	542,552	5,523,179

		111,642,900
CHEMICALS — 2.76%
A Schulman Inc.	219,692	7,502,482
AdvanSix Inc.[a]	391,766	15,572,698
American Vanguard Corp.[b]	345,114	7,903,111
Calgon Carbon Corp.	653,105	13,976,447
Flotek Industries Inc.[a,b]	405,273	1,884,519
FutureFuel Corp.	327,747	5,158,738
Hawkins Inc.	51,099	2,084,839
HB Fuller Co.	646,434	37,531,958
Innophos Holdings Inc.	71,356	3,510,002
Innospec Inc.	158,952	9,799,391
Koppers Holdings Inc.[a]	98,815	4,560,312
LSB Industries Inc.[a,b]	270,235	2,145,666
Rayonier Advanced Materials Inc.	569,707	7,804,986

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value
Stepan Co.	94,879	$7,937,577
Tredegar Corp.	332,596	5,986,728

		133,359,454
COMMERCIAL SERVICES & SUPPLIES — 2.51%
ABM Industries Inc.	372,769	15,548,195
Brady Corp. Class A	173,667	6,590,663
Essendant Inc.	485,563	6,394,865
Healthcare Services Group Inc.	318,584	17,193,978
Interface Inc.	790,365	17,308,994
LSC Communications Inc.	449,528	7,421,707
Matthews International Corp. Class A	125,021	7,782,557
Mobile Mini Inc.	312,883	10,778,819
Multi-Color Corp.[b]	59,810	4,901,430
RR Donnelley & Sons Co.	904,340	9,314,702
Team Inc.[a,b]	393,543	5,253,799
UniFirst Corp./MAb	83,652	12,673,278

		121,162,987
COMMUNICATIONS EQUIPMENT — 1.49%
ADTRAN Inc.	229,886	5,517,264
Applied Optoelectronics Inc.[a,b]	159,565	10,319,069
Black Box Corp.	210,370	683,702
CalAmp Corp.[a,b]	263,889	6,135,419
Comtech Telecommunications Corp.	304,431	6,249,968
Digi International Inc.[a,b]	354,037	3,752,792
Harmonic Inc.[a,b]	1,055,111	3,218,089
NETGEAR Inc.[a,b]	175,532	8,355,323
Viavi Solutions Inc.[a]	2,939,023	27,803,158

		72,034,784
CONSTRUCTION & ENGINEERING — 0.56%
Aegion Corp.[a]	426,387	9,926,289
Comfort Systems USA Inc.	479,760	17,127,432

		27,053,721
CONSTRUCTION MATERIALS — 0.10%
U.S. Concrete Inc.[a,b]	63,929	4,877,783

		4,877,783
CONSUMER FINANCE — 2.09%
Encore Capital Group Inc.[a,b]	296,097	13,117,097
Enova International Inc.[a,b]	435,052	5,851,449
EZCORP Inc. Class Aa,b	646,747	6,144,097
FirstCash Inc.	610,353	38,543,792
Green Dot Corp. Class Aa,b	285,474	14,153,801
PRA Group Inc.[a,b]	583,383	16,713,923
World Acceptance Corp.[a]	76,069	6,305,359

		100,829,518

Security	Shares	Value
CONTAINERS & PACKAGING — 0.13%
Myers Industries Inc.	289,749	$6,070,242

		6,070,242
DISTRIBUTORS — 0.40%
Core-Mark Holding Co. Inc.	595,705	19,145,959

		19,145,959
DIVERSIFIED CONSUMER SERVICES — 0.43%
American Public Education Inc.[a]	213,893	4,502,448
Career Education Corp.[a,b]	341,663	3,549,879
Regis Corp.[a]	460,245	6,567,696
Strayer Education Inc.	67,624	5,901,546

		20,521,569
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.14%
ATN International Inc.	69,074	3,640,200
Cincinnati Bell Inc.[a]	231,309	4,591,484
Consolidated Communications Holdings Inc.	302,714	5,775,783
General Communication Inc. Class Aa,b	339,195	13,835,764
Iridium Communications Inc.[a,b]	1,070,007	11,021,072
Lumos Networks Corp.[a]	175,564	3,146,107
Vonage Holdings Corp.[a,b]	1,576,565	12,833,239

		54,843,649
ELECTRIC UTILITIES — 1.64%
ALLETE Inc.	650,009	50,239,196
El Paso Electric Co.	519,702	28,713,535

		78,952,731
ELECTRICAL EQUIPMENT — 0.69%
AZZ Inc.	119,184	5,804,261
Encore Wire Corp.	267,365	11,971,268
General Cable Corp.	642,640	12,113,764
Powell Industries Inc.	116,393	3,490,626

		33,379,919
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.99%
Anixter International Inc.[a]	370,166	31,464,110
Bel Fuse Inc. Class B	54,852	1,711,382
Benchmark Electronics Inc.[a]	639,317	21,832,675
Control4 Corp.[a,b]	177,796	5,237,870
Daktronics Inc.	518,389	5,479,372
Electro Scientific Industries Inc.[a]	434,429	6,047,252
ePlus Inc.[a,b]	87,834	8,120,253
FARO Technologies Inc.[a,b]	103,032	3,940,974

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value
Insight Enterprises Inc.[a]	460,728	$21,156,630
KEMET Corp.[a]	250,185	5,286,409
Methode Electronics Inc.	214,045	9,064,806
MTS Systems Corp.	218,286	11,667,387
OSI Systems Inc.[a,b]	226,783	20,721,163
Park Electrochemical Corp.	251,720	4,656,820
Plexus Corp.[a,b]	433,998	24,338,608
Rogers Corp.[a]	70,190	9,354,923
Sanmina Corp.[a,b]	969,612	36,021,086
ScanSource Inc.[a]	331,642	14,476,173

		240,577,893
ENERGY EQUIPMENT & SERVICES — 2.85%
Archrock Inc.	522,566	6,558,203
Atwood Oceanics Inc.[a,b]	1,040,409	9,769,440
Bristow Group Inc.[b]	430,307	4,023,370
CARBO Ceramics Inc.[a,b]	278,592	2,404,249
Era Group Inc.[a]	262,247	2,934,544
Exterran Corp.[a]	410,029	12,961,017
Geospace Technologies Corp.[a,b]	99,204	1,767,815
Gulf Island Fabrication Inc.	180,821	2,296,427
Helix Energy Solutions Group Inc.[a,b]	1,041,552	7,697,069
Matrix Service Co.[a,b]	349,218	5,308,114
McDermott International Inc.[a,b]	2,046,395	14,877,292
Newpark Resources Inc.[a,b]	1,105,725	11,057,250
Noble Corp. PLC[a]	3,138,724	14,438,130
Oil States International Inc.[a]	652,985	16,553,170
Pioneer Energy Services Corp.[a]	576,447	1,469,940
SEACOR Holdings Inc.[a,b]	213,060	9,824,197
Tesco Corp.[a]	403,249	2,197,707
TETRA Technologies Inc.[a,b]	999,666	2,859,045
Unit Corp.[a,b]	421,667	8,677,907

		137,674,886
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.98%
Acadia Realty Trust[b]	610,187	17,463,552
Armada Hoffler Properties Inc.[b]	340,847	4,707,097
CBL & Associates Properties Inc.[b]	1,693,083	14,204,966
Cedar Realty Trust Inc.[b]	996,100	5,598,082
Chatham Lodging Trust[b]	256,758	5,474,081
Chesapeake Lodging Trust[b]	770,737	20,786,777
DiamondRock Hospitality Co.[b]	1,233,273	13,504,339
Franklin Street Properties Corp.[b]	662,090	7,031,396
Government Properties Income Trust[b]	956,188	17,947,649
Hersha Hospitality Trust[b]	225,513	4,210,328
Independence Realty Trust Inc.[b]	737,018	7,495,473
Kite Realty Group Trust	1,069,584	21,659,076
LTC Properties Inc.[b]	173,742	8,162,399
Parkway Inc.	279,873	6,445,475
Pennsylvania REIT[b]	532,393	5,584,803
PS Business Parks Inc.	89,632	11,965,872

Security	Shares	Value
Ramco-Gershenson Properties Trust	236,625	$3,078,491
Retail Opportunity Investments Corp.[b]	465,926	8,857,253
Saul Centers Inc.	50,543	3,129,117
Universal Health Realty Income Trust[b]	55,614	4,198,301
Whitestone REIT	54,169	706,905

		192,211,432
FOOD & STAPLES RETAILING — 0.46%
Andersons Inc. (The)	340,609	11,665,858
SUPERVALU Inc.[a,b]	495,423	10,775,450

		22,441,308
FOOD PRODUCTS — 1.68%
Bob Evans Farms Inc./DE	122,898	9,525,824
Cal-Maine Foods Inc.[a,b]	382,217	15,709,119
Darling Ingredients Inc.[a,b]	2,106,592	36,907,492
J&J Snack Foods Corp.	86,921	11,412,727
John B Sanfilippo & Son Inc.	65,991	4,441,854
Seneca Foods Corp. Class Aa,b	86,110	2,970,795

		80,967,811
GAS UTILITIES — 1.45%
Northwest Natural Gas Co.	370,199	23,840,816
Spire Inc.	620,479	46,318,757

		70,159,573
HEALTH CARE EQUIPMENT & SUPPLIES — 2.57%
Abaxis Inc.	124,420	5,555,353
Analogic Corp.	90,311	7,563,546
AngioDynamics Inc.[a,b]	472,484	8,074,752
Anika Therapeutics Inc.[a,b]	61,334	3,557,372
CONMED Corp.	318,592	16,716,522
Haemonetics Corp.[a,b]	330,776	14,841,919
Inogen Inc.[a,b]	81,971	7,795,442
Integer Holdings Corp.[a]	359,962	18,412,056
Integra LifeSciences Holdings Corp.[a,b]	292,170	14,748,742
Invacare Corp.[b]	419,461	6,606,511
Meridian Bioscience Inc.[b]	292,544	4,183,379
Natus Medical Inc.[a,b]	239,775	8,991,563
Orthofix International NVa,b	145,385	6,869,441

		123,916,598
HEALTH CARE PROVIDERS & SERVICES — 4.05%
Aceto Corp.	391,190	4,393,064
Almost Family Inc.[a,b]	162,323	8,716,745
Amedisys Inc.[a,b]	364,914	20,420,587
Chemed Corp.	96,443	19,486,308
Community Health Systems Inc.[a,b]	1,477,373	11,346,225
CorVel Corp.[a]	71,007	3,862,781
Diplomat Pharmacy Inc.[a,b]	613,062	12,696,514
Ensign Group Inc. (The)	300,296	6,783,687
HealthEquity Inc.[a,b]	287,746	14,554,193
Kindred Healthcare Inc.	1,135,536	7,721,645

31

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value
LHC Group Inc.[a,b]	208,738	$14,803,699
Magellan Health Inc.[a]	157,943	13,630,481
PharMerica Corp.[a,b]	400,642	11,738,810
Providence Service Corp. (The)[a]	146,491	7,922,233
Quorum Health Corp.[a,b]	385,026	1,994,435
Select Medical Holdings Corp.[a]	1,373,626	26,373,619
Tivity Health Inc.[a,b]	220,167	8,982,813

		195,427,839
HEALTH CARE TECHNOLOGY — 0.28%
Computer Programs & Systems Inc.[b]	142,584	4,213,357
Quality Systems Inc.[a]	606,731	9,543,879

		13,757,236
HOTELS, RESTAURANTS & LEISURE — 2.36%
Biglari Holdings Inc.[a,b]	5,869	1,956,079
BJ’s Restaurants Inc.[a]	240,990	7,338,146
Boyd Gaming Corp.	1,054,463	27,468,761
DineEquity Inc.	113,926	4,896,539
El Pollo Loco Holdings Inc.[a]	113,860	1,383,399
Fiesta Restaurant Group Inc.[a,b]	349,132	6,633,508
Marriott Vacations Worldwide Corp.	90,103	11,220,527
Monarch Casino & Resort Inc.[a,b]	144,295	5,703,981
Penn National Gaming Inc.[a,b]	955,197	22,342,058
Red Robin Gourmet Burgers Inc.[a,b]	166,432	11,150,944
Ruby Tuesday Inc.[a,b]	826,871	1,769,504
Ruth’s Hospitality Group Inc.	202,741	4,247,424
Shake Shack Inc. Class Aa,b	68,124	2,263,761
Sonic Corp.	216,523	5,510,510

		113,885,141
HOUSEHOLD DURABLES — 1.86%
Cavco Industries Inc.[a]	109,154	16,105,673
Ethan Allen Interiors Inc.	148,302	4,804,985
La-Z-Boy Inc.	623,071	16,760,610
M/I Homes Inc.[a]	324,422	8,671,800
MDC Holdings Inc.	532,803	17,694,388
Meritage Homes Corp.[a,b]	486,136	21,584,438
William Lyon Homes Class Aa	176,176	4,050,286

		89,672,180
HOUSEHOLD PRODUCTS — 0.16%
WD-40 Co.	68,310	7,643,889

		7,643,889
INDUSTRIAL CONGLOMERATES — 0.13%
Raven Industries Inc.	197,000	6,382,800

		6,382,800
INSURANCE — 5.57%
American Equity Investment Life Holding Co.	1,046,053	30,419,221

Security	Shares	Value
AMERISAFE Inc.	105,192	$6,122,174
eHealth Inc.[a,b]	212,918	5,086,611
Employers Holdings Inc.	416,011	18,907,700
HCI Group Inc.	104,473	3,996,092
Horace Mann Educators Corp.	521,700	20,528,895
Infinity Property & Casualty Corp.	141,519	13,331,090
Maiden Holdings Ltd.	904,349	7,189,575
Navigators Group Inc. (The)	289,563	16,896,001
ProAssurance Corp.	686,852	37,536,462
RLI Corp.	252,044	14,457,244
Safety Insurance Group Inc.	176,451	13,463,211
Selective Insurance Group Inc.	750,666	40,423,364
Stewart Information Services Corp.	306,656	11,579,331
Third Point Reinsurance Ltd.[a,b]	814,651	12,708,556
United Fire Group Inc.	262,534	12,029,308
United Insurance Holdings Corp.	264,981	4,319,190

		268,994,025
INTERNET & DIRECT MARKETING RETAIL — 0.12%
FTD Companies Inc.[a,b]	222,948	2,907,242
PetMed Express Inc.	93,946	3,114,310

		6,021,552
INTERNET SOFTWARE & SERVICES — 0.61%
Blucora Inc.[a,b]	576,602	14,588,031
DHI Group Inc.[a,b]	444,761	1,156,379
Liquidity Services Inc.[a,b]	327,884	1,934,516
LivePerson Inc.[a,b]	396,184	5,368,293
QuinStreet Inc.[a,b]	469,227	3,448,818
XO Group Inc.[a,b]	154,017	3,029,514

		29,525,551
IT SERVICES — 2.46%
CACI International Inc. Class Aa,b	312,757	43,582,688
CSG Systems International Inc.	163,234	6,545,683
ExlService Holdings Inc.[a]	152,309	8,882,661
ManTech International Corp./VA Class A	330,390	14,586,719
Perficient Inc.[a,b]	460,939	9,066,670
Sykes Enterprises Inc.[a]	511,600	14,918,256
TeleTech Holdings Inc.	182,949	7,638,121
Virtusa Corp.[a,b]	351,590	13,283,070

		118,503,868
LEISURE PRODUCTS — 0.65%
Callaway Golf Co.[b]	540,110	7,793,787
Nautilus Inc.[a,b]	126,178	2,132,408
Sturm Ruger & Co. Inc.[b]	228,252	11,800,629
Vista Outdoor Inc.[a,b]	412,673	9,466,719

		31,193,543

32

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.15%
Cambrex Corp.[a,b]	131,524	$7,233,820

		7,233,820
MACHINERY — 5.79%
Actuant Corp. Class Ab	400,138	10,243,533
Alamo Group Inc.	47,724	5,124,126
Albany International Corp. Class A	146,889	8,431,429
Barnes Group Inc.	279,579	19,693,545
Briggs & Stratton Corp.	550,293	12,931,885
Chart Industries Inc.[a,b]	201,260	7,895,430
CIRCOR International Inc.[b]	104,596	5,693,160
EnPro Industries Inc.	134,725	10,849,404
Federal Signal Corp.	770,109	16,387,919
Franklin Electric Co. Inc.	233,930	10,491,760
Greenbrier Companies Inc. (The)[b]	365,985	17,622,178
Harsco Corp.[a]	538,151	11,247,356
Hillenbrand Inc.	397,248	15,433,085
Lindsay Corp.	67,573	6,209,959
Mueller Industries Inc.	744,317	26,013,879
SPX Corp.[a]	547,537	16,064,736
SPX FLOW Inc.[a,b]	546,316	21,065,945
Standex International Corp.	164,462	17,465,864
Tennant Co.	84,259	5,577,946
Titan International Inc.[b]	638,797	6,483,790
Wabash National Corp.[b]	762,244	17,394,408
Watts Water Technologies Inc. Class A	158,355	10,958,166

		279,279,503
MARINE — 0.32%
Matson Inc.	553,361	15,593,713

		15,593,713
MEDIA — 1.41%
EW Scripps Co. (The) Class Aa,b	716,772	13,697,513
Gannett Co. Inc.	1,464,149	13,177,341
New Media Investment Group Inc.	697,757	10,319,826
Scholastic Corp.	357,359	13,293,755
Time Inc.	1,286,216	17,363,916

		67,852,351
METALS & MINING — 1.63%
AK Steel Holding Corp.[a,b]	1,788,342	9,996,832
Century Aluminum Co.[a,b]	641,040	10,628,443
Gerber Scientific Inc. Escrow[a,c]	177,368	1,774
Haynes International Inc.	164,311	5,900,408
Kaiser Aluminum Corp.	216,850	22,365,909
Materion Corp.	258,543	11,156,130
Olympic Steel Inc.[b]	120,508	2,651,176
SunCoke Energy Inc.[a]	841,134	7,687,965

Security	Shares	Value
TimkenSteel Corp.[a]	510,641	$8,425,576

		78,814,213
MORTGAGE REAL ESTATE INVESTMENT — 0.88%
Apollo Commercial Real Estate Finance Inc.[b]	910,541	16,489,897
ARMOUR Residential REIT Inc.	518,019	13,934,711
Capstead Mortgage Corp.	1,236,112	11,928,481

		42,353,089
MULTI-UTILITIES — 0.88%
Avista Corp.	823,544	42,634,873

		42,634,873
MULTILINE RETAIL — 0.38%
Fred’s Inc. Class Ab	457,760	2,947,974
JC Penney Co. Inc.[a,b]	4,013,569	15,291,698

		18,239,672
OIL, GAS & CONSUMABLE FUELS — 1.32%
Bill Barrett Corp.[a,b]	527,389	2,262,499
Carrizo Oil & Gas Inc.[a,b]	468,439	8,024,360
Cloud Peak Energy Inc.[a,b]	975,586	3,570,645
Contango Oil & Gas Co.[a,b]	193,279	972,193
Denbury Resources Inc.[a,b]	3,132,767	4,197,908
Green Plains Inc.	492,799	9,929,900
PDC Energy Inc.[a,b]	365,894	17,939,783
REX American Resources Corp.[a,b]	34,076	3,197,351
SRC Energy Inc.[a,b]	1,401,027	13,547,931

		63,642,570
PAPER & FOREST PRODUCTS — 1.88%
Boise Cascade Co.[a,b]	495,788	17,303,001
Clearwater Paper Corp.[a,b]	212,250	10,453,313
Deltic Timber Corp.[b]	56,865	5,028,572
KapStone Paper and Packaging Corp.	1,117,617	24,017,589
Neenah Paper Inc.	75,973	6,499,490
PH Glatfelter Co.	562,938	10,949,144
Schweitzer-Mauduit International Inc.	396,630	16,444,280

		90,695,389
PERSONAL PRODUCTS — 0.17%
Inter Parfums Inc.	116,042	4,786,732
Medifast Inc.	58,310	3,461,865

		8,248,597
PHARMACEUTICALS — 1.57%
Amphastar Pharmaceuticals Inc.[a,b]	150,842	2,695,547

33

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value
Depomed Inc.[a,b]	367,305	$2,126,696
Impax Laboratories Inc.[a,b]	952,595	19,337,678
Lannett Co. Inc.[a,b]	384,368	7,091,590
Medicines Co. (The)[a,b]	508,613	18,839,025
Nektar Therapeutics[a,b]	846,620	20,318,880
Phibro Animal Health Corp. Series A	142,791	5,290,407

		75,699,823
PROFESSIONAL SERVICES — 2.17%
Exponent Inc.	113,409	8,380,925
FTI Consulting Inc.[a,b]	507,505	18,006,278
Heidrick & Struggles International Inc.	243,695	5,154,149
Kelly Services Inc. Class A	382,817	9,604,879
Korn/Ferry International	740,231	29,187,308
On Assignment Inc.[a,b]	319,213	17,135,354
Resources Connection Inc.	373,986	5,198,405
TrueBlue Inc.[a]	542,504	12,179,215

		104,846,513
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.56%
Forestar Group Inc.[a]	380,063	6,537,083
HFF Inc. Class A	156,991	6,210,564
RE/MAX Holdings Inc. Class A	227,656	14,467,539

		27,215,186
ROAD & RAIL — 0.73%
ArcBest Corp.	332,019	11,106,036
Heartland Express Inc.[b]	238,865	5,990,734
Marten Transport Ltd.	253,179	5,202,828
Roadrunner Transportation Systems Inc.[a,b]	413,626	3,941,856
Saia Inc.[a,b]	140,145	8,780,084

		35,021,538
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.73%
Brooks Automation Inc.	439,832	13,353,299
Cohu Inc.	361,138	8,609,530
Diodes Inc.[a]	492,766	14,748,486
DSP Group Inc.[a,b]	289,713	3,766,269
Kopin Corp.[a,b]	441,335	1,840,367
Kulicke & Soffa Industries Inc.[a]	440,909	9,510,407
Semtech Corp.[a]	317,892	11,936,845
SolarEdge Technologies Inc.[a,b]	456,592	13,035,702
Veeco Instruments Inc.[a,b]	313,722	6,713,651

		83,514,556
SOFTWARE — 0.63%
Agilysys Inc.[a]	197,313	2,357,890
Barracuda Networks Inc.[a,b]	187,183	4,535,444
Bottomline Technologies de Inc.[a,b]	231,666	7,373,929
MicroStrategy Inc. Class Aa,b	56,136	7,169,129
Monotype Imaging Holdings Inc.	317,824	6,118,112

Security	Shares	Value
VASCO Data Security International Inc.[a]	225,598	$2,718,456

		30,272,960
SPECIALTY RETAIL — 5.66%
Abercrombie & Fitch Co. Class A	878,501	12,685,554
Asbury Automotive Group Inc.[a,b]	237,948	14,538,623
Ascena Retail Group Inc.[a,b]	2,219,299	5,437,283
Barnes & Noble Education Inc.[a,b]	481,305	3,133,296
Barnes & Noble Inc.	722,737	5,492,801
Big 5 Sporting Goods Corp.	245,466	1,877,815
Buckle Inc. (The)	364,743	6,145,920
Caleres Inc.	553,440	16,890,989
Cato Corp. (The) Class A	305,896	4,047,004
Chico’s FAS Inc.	861,808	7,713,182
DSW Inc. Class A	689,524	14,810,975
Express Inc.[a,b]	1,017,223	6,876,427
Finish Line Inc. (The) Class A	514,060	6,184,142
Genesco Inc.[a,b]	253,305	6,737,913
Group 1 Automotive Inc.	251,638	18,233,689
Guess? Inc.	774,352	13,187,215
Haverty Furniture Companies Inc.	252,637	6,606,458
Hibbett Sports Inc.[a,b]	119,677	1,705,397
Kirkland’s Inc.[a,b]	193,865	2,215,877
Lithia Motors Inc. Class A	307,307	36,972,105
Lumber Liquidators Holdings Inc.[a,b]	364,483	14,207,547
MarineMax Inc.[a,b]	319,146	5,281,866
Monro Inc.	235,883	13,221,242
Rent-A-Center Inc./TXb	686,194	7,877,507
RHa,b	242,785	17,072,641
Select Comfort Corp.[a,b]	232,615	7,222,696
Shoe Carnival Inc.	153,185	3,428,280
Sonic Automotive Inc. Class A	333,727	6,808,031
Tailored Brands Inc.	334,658	4,832,461
Vitamin Shoppe Inc.[a,b]	311,985	1,669,120

		273,114,056
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.59%
Cray Inc.[a,b]	520,436	10,122,480
Electronics For Imaging Inc.[a,b]	300,095	12,808,054
Super Micro Computer Inc.[a,b]	247,246	5,464,137

		28,394,671
TEXTILES, APPAREL & LUXURY GOODS — 2.21%
Crocs Inc.[a]	922,785	8,951,015
Fossil Group Inc.[a,b]	556,370	5,190,932
G-III Apparel Group Ltd.[a,b]	530,947	15,408,082
Iconix Brand Group Inc.[a,b]	456,797	2,599,175
Movado Group Inc.	204,395	5,723,060
Oxford Industries Inc.	115,080	7,312,183
Perry Ellis International Inc.[a,b]	162,498	3,844,703
Steven Madden Ltd.[a]	268,195	11,612,843

34

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

September 30, 2017

Security	Shares	Value
Unifi Inc.[a]	218,881	$7,798,730
Vera Bradley Inc.[a,b]	247,774	2,182,889
Wolverine World Wide Inc.	1,243,341	35,870,388

		106,494,000
THRIFTS & MORTGAGE FINANCE — 0.89%
Bank Mutual Corp.	235,004	2,385,291
Dime Community Bancshares Inc.	170,545	3,666,717
HomeStreet Inc.[a]	347,240	9,375,480
Northwest Bancshares Inc.	514,601	8,887,159
Oritani Financial Corp.	247,072	4,150,810
Provident Financial Services Inc.	365,202	9,739,937
TrustCo Bank Corp. NY	531,991	4,734,720

		42,940,114
TOBACCO — 0.39%
Universal Corp./VA	326,021	18,681,003

		18,681,003
TRADING COMPANIES & DISTRIBUTORS — 0.87%
Applied Industrial Technologies Inc.	166,171	10,934,052
DXP Enterprises Inc./TXa,b	202,721	6,383,684
Kaman Corp.	357,490	19,940,792
Veritiv Corp.[a]	143,866	4,675,645

		41,934,173
WATER UTILITIES — 0.25%
American States Water Co.	246,124	12,121,607

		12,121,607
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Spok Holdings Inc.	268,692	4,124,422

		4,124,422

TOTAL COMMON STOCKS (Cost: $4,287,002,216)		4,811,367,742

SHORT-TERM INVESTMENTS — 8.94%

MONEY MARKET FUNDS — 8.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	424,295,441	424,422,729

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	7,167,232	$7,167,232

		431,589,961

TOTAL SHORT-TERM INVESTMENTS (Cost: $431,520,024)		431,589,961

TOTAL INVESTMENTS IN SECURITIES — 108.65%
(Cost: $4,718,522,240)		5,242,957,703
Other Assets, Less Liabilities — (8.65)%		(417,303,604)

NET ASSETS — 100.00%		$4,825,654,099

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

35

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 2.49%
Arconic Inc.	2,288,893	$56,947,659
Boeing Co. (The)	3,260,595	828,875,855
General Dynamics Corp.	1,634,352	335,990,084
L3 Technologies Inc.	458,950	86,479,948
Lockheed Martin Corp.	1,470,377	456,243,279
Northrop Grumman Corp.	1,024,286	294,707,568
Raytheon Co.	1,707,539	318,592,627
Rockwell Collins Inc.	950,396	124,226,261
Textron Inc.	1,547,664	83,388,136
TransDigm Group Inc.	282,547	72,233,141
United Technologies Corp.	4,359,361	506,034,625

		3,163,719,183
AIR FREIGHT & LOGISTICS — 0.74%
CH Robinson Worldwide Inc.[a]	816,630	62,145,543
Expeditors International of Washington Inc.	1,055,053	63,155,473
FedEx Corp.	1,448,285	326,704,130
United Parcel Service Inc. Class B	4,041,987	485,402,219

		937,407,365
AIRLINES — 0.50%
Alaska Air Group Inc.	715,839	54,597,040
American Airlines Group Inc.	2,556,188	121,393,368
Delta Air Lines Inc.	3,902,308	188,169,292
Southwest Airlines Co.	3,247,462	181,792,923
United Continental Holdings Inc.[b]	1,524,951	92,839,017

		638,791,640
AUTO COMPONENTS — 0.21%
BorgWarner Inc.	1,148,186	58,821,569
Delphi Automotive PLC	1,572,270	154,711,368
Goodyear Tire & Rubber Co. (The)	1,477,405	49,123,716

		262,656,653
AUTOMOBILES — 0.50%
Ford Motor Co.	22,952,005	274,735,500
General Motors Co.	7,696,323	310,777,523
Harley-Davidson Inc.	1,000,149	48,217,183

		633,730,206
BANKS — 6.44%
Bank of America Corp.	57,580,901	1,459,100,031
BB&T Corp.	4,744,452	222,704,577
Citigroup Inc.	15,988,743	1,163,021,166
Citizens Financial Group Inc.	2,930,911	110,993,599
Comerica Inc.	1,032,310	78,723,961
Fifth Third Bancorp.	4,344,194	121,550,548
Huntington Bancshares Inc./OH	6,396,533	89,295,601
JPMorgan Chase & Co.	20,650,672	1,972,345,683

Security	Shares	Value
KeyCorp	6,367,440	$119,835,221
M&T Bank Corp.	895,888	144,273,803
People’s United Financial Inc.	2,010,880	36,477,363
PNC Financial Services Group Inc. (The)[c]	2,812,154	378,993,995
Regions Financial Corp.	6,997,038	106,564,889
SunTrust Banks Inc.	2,819,226	168,505,138
U.S. Bancorp.	9,325,623	499,760,136
Wells Fargo & Co.	26,217,375	1,445,888,231
Zions BanCorp.	1,168,216	55,116,431

		8,173,150,373
BEVERAGES — 1.99%
Brown-Forman Corp. Class B	1,154,511	62,689,947
Coca-Cola Co. (The)	22,527,438	1,013,959,984
Constellation Brands Inc. Class A	1,008,018	201,049,190
Dr Pepper Snapple Group Inc.	1,069,553	94,623,354
Molson Coors Brewing Co. Class B	1,083,835	88,484,290
Monster Beverage Corp.[b]	2,445,541	135,116,140
PepsiCo Inc.	8,382,981	934,115,573

		2,530,038,478
BIOTECHNOLOGY — 3.18%
AbbVie Inc.	9,354,757	831,263,707
Alexion Pharmaceuticals Inc.[b]	1,307,204	183,387,649
Amgen Inc.	4,282,039	798,386,172
Biogen Inc.[b]	1,240,795	388,517,730
Celgene Corp.[a,b]	4,591,177	669,485,430
Gilead Sciences Inc.	7,663,713	620,914,027
Incyte Corp.[a,b]	1,000,559	116,805,258
Regeneron Pharmaceuticals Inc.[a,b]	450,120	201,257,654
Vertex Pharmaceuticals Inc.[b]	1,478,262	224,754,955

		4,034,772,582
BUILDING PRODUCTS — 0.36%
Allegion PLC	559,247	48,358,088
AO Smith Corp.	863,743	51,332,247
Fortune Brands Home & Security Inc.	895,423	60,199,288
Johnson Controls International PLC	5,466,393	220,240,974
Masco Corp.	1,850,598	72,191,828

		452,322,425
CAPITAL MARKETS — 3.00%
Affiliated Managers Group Inc.	326,010	61,886,478
Ameriprise Financial Inc.	884,155	131,305,859
Bank of New York Mellon Corp. (The)	6,062,953	321,457,768
BlackRock Inc.[c]	727,368	325,198,959
CBOE Holdings Inc.	664,855	71,558,344
Charles Schwab Corp. (The)	6,994,050	305,919,747
CME Group Inc.	1,994,591	270,626,107
E*TRADE Financial Corp.[b]	1,595,988	69,601,037
Franklin Resources Inc.	1,940,320	86,363,643
Goldman Sachs Group Inc. (The)	2,111,385	500,799,408
Intercontinental Exchange Inc.	3,450,799	237,069,891

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value
Invesco Ltd.	2,386,841	$83,634,909
Moody’s Corp.	975,135	135,748,544
Morgan Stanley	8,298,890	399,757,531
Nasdaq Inc.	688,409	53,399,886
Northern Trust Corp.	1,266,333	116,413,993
Raymond James Financial Inc.	752,443	63,453,518
S&P Global Inc.	1,512,862	236,475,459
State Street Corp.	2,191,624	209,387,757
T Rowe Price Group Inc.	1,406,714	127,518,624

		3,807,577,462
CHEMICALS — 2.21%
Air Products & Chemicals Inc.	1,279,015	193,412,648
Albemarle Corp.	648,319	88,372,363
CF Industries Holdings Inc.	1,365,059	47,995,474
DowDuPont Inc.	13,692,324	947,919,591
Eastman Chemical Co.	846,260	76,578,067
Ecolab Inc.	1,531,792	197,003,769
FMC Corp.	782,067	69,846,404
International Flavors & Fragrances Inc.	462,739	66,130,031
LyondellBasell Industries NV Class A	1,913,782	189,560,107
Monsanto Co.	2,578,128	308,911,297
Mosaic Co. (The)	2,032,459	43,880,790
PPG Industries Inc.	1,503,989	163,423,445
Praxair Inc.	1,678,712	234,583,215
Sherwin-Williams Co. (The)	484,706	173,544,136

		2,801,161,337
COMMERCIAL SERVICES & SUPPLIES — 0.30%
Cintas Corp.	499,044	72,002,068
Republic Services Inc.	1,341,492	88,618,962
Stericycle Inc.[a,b]	493,858	35,370,110
Waste Management Inc.	2,373,524	185,775,723

		381,766,863
COMMUNICATIONS EQUIPMENT — 1.00%
Cisco Systems Inc.	29,342,284	986,781,011
F5 Networks Inc.[a,b]	368,095	44,377,533
Harris Corp.	704,451	92,762,108
Juniper Networks Inc.	2,231,741	62,109,352
Motorola Solutions Inc.	959,352	81,420,204

		1,267,450,208
CONSTRUCTION & ENGINEERING — 0.09%
Fluor Corp.	807,259	33,985,604
Jacobs Engineering Group Inc.	709,572	41,346,760
Quanta Services Inc.[b]	881,291	32,933,845

		108,266,209
CONSTRUCTION MATERIALS — 0.13%
Martin Marietta Materials Inc.	368,788	76,055,149
Vulcan Materials Co.	774,996	92,689,522

		168,744,671

Security	Shares	Value
CONSUMER FINANCE — 0.73%
American Express Co.	4,305,656	$389,489,642
Capital One Financial Corp.	2,838,504	240,307,749
Discover Financial Services	2,195,620	141,573,578
Navient Corp.	1,586,173	23,824,318
Synchrony Financial	4,408,464	136,882,807

		932,078,094
CONTAINERS & PACKAGING — 0.37%
Avery Dennison Corp.	518,709	51,009,843
Ball Corp.	2,061,239	85,129,171
International Paper Co.	2,421,606	137,595,653
Packaging Corp. of America	552,534	63,364,599
Sealed Air Corp.	1,120,376	47,862,463
WestRock Co.	1,486,184	84,311,218

		469,272,947
DISTRIBUTORS — 0.12%
Genuine Parts Co.	864,846	82,722,520
LKQ Corp.[b]	1,795,238	64,610,616

		147,333,136
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	1,218,848	32,275,095

		32,275,095
DIVERSIFIED FINANCIAL SERVICES — 1.67%
Berkshire Hathaway Inc. Class Ba,b	11,291,685	2,069,991,694
Leucadia National Corp.	1,832,000	46,258,000

		2,116,249,694
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.16%
AT&T Inc.	36,031,943	1,411,371,207
CenturyLink Inc.	3,179,409	60,090,830
Level 3 Communications Inc.[b]	1,717,504	91,525,788
Verizon Communications Inc.	23,939,373	1,184,759,570

		2,747,747,395
ELECTRIC UTILITIES — 1.95%
Alliant Energy Corp.	1,355,933	56,366,135
American Electric Power Co. Inc.	2,898,591	203,597,032
Duke Energy Corp.	4,107,166	344,673,371
Edison International	1,911,781	147,532,140
Entergy Corp.	1,045,694	79,849,194
Eversource Energy	1,869,344	112,983,151
Exelon Corp.	5,627,033	211,970,333
FirstEnergy Corp.	2,600,127	80,161,915
NextEra Energy Inc.	2,747,382	402,628,832
PG&E Corp.	3,005,630	204,653,347
Pinnacle West Capital Corp.	649,459	54,918,253

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value
PPL Corp.	4,009,162	$152,147,698
Southern Co. (The)	5,865,273	288,219,515
Xcel Energy Inc.	2,978,980	140,965,333

		2,480,666,249
ELECTRICAL EQUIPMENT — 0.55%
Acuity Brands Inc.[a]	248,207	42,512,895
AMETEK Inc.	1,350,777	89,205,313
Eaton Corp. PLC	2,619,056	201,117,310
Emerson Electric Co.	3,754,074	235,906,010
Rockwell Automation Inc.	753,448	134,271,968

		703,013,496
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.41%
Amphenol Corp. Class A	1,792,495	151,716,777
Corning Inc.	5,325,735	159,345,991
FLIR Systems Inc.	800,174	31,134,770
TE Connectivity Ltd.	2,083,639	173,067,056

		515,264,594
ENERGY EQUIPMENT & SERVICES — 0.85%
Baker Hughes a GE Co.	2,526,641	92,525,594
Halliburton Co.	5,095,079	234,526,486
Helmerich & Payne Inc.	650,811	33,913,761
National Oilwell Varco Inc.	2,230,193	79,684,796
Schlumberger Ltd.	8,154,035	568,825,482
TechnipFMC PLC[b]	2,589,874	72,309,282

		1,081,785,401
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.93%
Alexandria Real Estate Equities Inc.[a]	552,040	65,676,199
American Tower Corp.	2,518,583	344,239,924
Apartment Investment & Management Co. Class A	914,388	40,105,058
AvalonBay Communities Inc.[a]	810,336	144,580,149
Boston Properties Inc.[a]	903,060	110,968,013
Crown Castle International Corp.[a]	2,382,949	238,247,241
Digital Realty Trust Inc.	1,206,174	142,726,569
Duke Realty Corp.	2,085,275	60,097,626
Equinix Inc.[a]	457,249	204,070,229
Equity Residential[a]	2,149,285	141,702,360
Essex Property Trust Inc.[a]	387,284	98,381,755
Extra Space Storage Inc.[a]	734,762	58,722,179
Federal Realty Investment Trust[a]	421,413	52,343,709
GGP Inc.[a]	3,692,142	76,685,789
HCP Inc.	2,768,614	77,050,528
Host Hotels & Resorts Inc.[a]	4,313,359	79,754,008
Iron Mountain Inc.[a]	1,558,875	60,640,237
Kimco Realty Corp.[a]	2,485,781	48,597,019
Macerich Co. (The)[a]	642,140	35,298,436
Mid-America Apartment Communities Inc.[a]	661,724	70,725,061
Prologis Inc.[a]	3,121,175	198,069,765
Public Storage[a]	878,198	187,925,590
Realty Income Corp.[a]	1,616,028	92,420,641
Regency Centers Corp.[a]	872,998	54,160,796
SBA Communications Corp.[b]	704,578	101,494,461
Simon Property Group Inc.	1,829,445	294,558,939

Security	Shares	Value
SL Green Realty Corp.[a]	582,994	$59,068,952
UDR Inc.	1,556,975	59,211,759
Ventas Inc.	2,101,248	136,854,282
Vornado Realty Trust[a]	1,011,786	77,786,108
Welltower Inc.[a]	2,175,063	152,863,428
Weyerhaeuser Co.[a]	4,418,507	150,361,793

		3,715,388,603
FOOD & STAPLES RETAILING — 1.78%
Costco Wholesale Corp.	2,573,797	422,849,109
CVS Health Corp.	5,965,570	485,120,152
Kroger Co. (The)	5,291,314	106,143,759
Sysco Corp.	2,863,707	154,496,993
Wal-Mart Stores Inc.	8,589,740	671,202,284
Walgreens Boots Alliance Inc.	5,400,565	417,031,629

		2,256,843,926
FOOD PRODUCTS — 1.24%
Archer-Daniels-Midland Co.	3,317,111	141,010,388
Campbell Soup Co.	1,131,106	52,958,383
Conagra Brands Inc.	2,450,813	82,690,431
General Mills Inc.	3,386,605	175,290,675
Hershey Co. (The)	829,052	90,507,607
Hormel Foods Corp.	1,574,632	50,608,672
JM Smucker Co. (The)	669,773	70,279,281
Kellogg Co.	1,465,291	91,390,200
Kraft Heinz Co. (The)	3,503,078	271,663,699
McCormick & Co. Inc./MD NVS	701,134	71,964,394
Mondelez International Inc. Class A	8,847,449	359,737,276
Tyson Foods Inc. Class A	1,697,511	119,589,650

		1,577,690,656
HEALTH CARE EQUIPMENT & SUPPLIES — 2.79%
Abbott Laboratories	10,195,995	544,058,293
Align Technology Inc.[a,b]	425,387	79,236,837
Baxter International Inc.	2,935,865	184,225,529
Becton Dickinson and Co.	1,335,432	261,677,900
Boston Scientific Corp.[b]	8,052,143	234,881,011
Cooper Companies Inc. (The)	284,715	67,508,774
CR Bard Inc.	426,428	136,670,174
Danaher Corp.	3,587,464	307,732,662
DENTSPLY SIRONA Inc.	1,340,851	80,196,298
Edwards Lifesciences Corp.[a,b]	1,245,083	136,100,023
Hologic Inc.[a,b]	1,643,417	60,296,970
IDEXX Laboratories Inc.[a,b]	507,781	78,954,868
Intuitive Surgical Inc.[a,b]	218,631	228,661,790
Medtronic PLC	7,949,261	618,214,028
ResMed Inc.	831,414	63,985,621
Stryker Corp.	1,887,819	268,108,054
Varian Medical Systems Inc.[a,b]	533,546	53,386,613
Zimmer Biomet Holdings Inc.	1,186,181	138,889,933

		3,542,785,378

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.71%
Aetna Inc.	1,952,186	$310,417,096
AmerisourceBergen Corp.	956,110	79,118,102
Anthem Inc.	1,540,988	292,602,801
Cardinal Health Inc.	1,850,915	123,863,232
Centene Corp.[b]	1,010,353	97,771,860
Cigna Corp.	1,477,514	276,206,467
DaVita Inc.[a,b]	901,213	53,523,040
Envision Healthcare Corp.[a,b]	712,418	32,023,189
Express Scripts Holding Co.[b]	3,385,437	214,365,871
HCA Healthcare Inc.[a,b]	1,704,045	135,624,942
Henry Schein Inc.[b]	931,883	76,405,087
Humana Inc.	848,118	206,626,988
Laboratory Corp. of America Holdings[a,b]	597,436	90,194,913
McKesson Corp.	1,234,292	189,599,594
Patterson Companies Inc.	456,527	17,644,769
Quest Diagnostics Inc.	797,709	74,697,471
UnitedHealth Group Inc.	5,673,885	1,111,230,377
Universal Health Services Inc. Class Ba	512,983	56,910,334

		3,438,826,133
HEALTH CARE TECHNOLOGY — 0.10%
Cerner Corp.[a,b]	1,857,255	132,459,427

		132,459,427
HOTELS, RESTAURANTS & LEISURE — 1.77%
Carnival Corp.	2,404,823	155,279,421
Chipotle Mexican Grill Inc.[a,b]	147,965	45,548,066
Darden Restaurants Inc.	732,146	57,678,462
Hilton Worldwide Holdings Inc.[a]	1,187,125	82,445,831
Marriott International Inc./MD Class A	1,832,931	202,098,972
McDonald’s Corp.	4,753,404	744,763,339
MGM Resorts International	3,052,178	99,470,481
Royal Caribbean Cruises Ltd.	1,014,516	120,260,727
Starbucks Corp.	8,473,257	455,098,633
Wyndham Worldwide Corp.	599,953	63,241,046
Wynn Resorts Ltd.	464,077	69,110,347
Yum! Brands Inc.	2,032,826	149,636,322

		2,244,631,647
HOUSEHOLD DURABLES — 0.43%
DR Horton Inc.	1,979,231	79,030,694
Garmin Ltd.	648,566	35,003,107
Leggett & Platt Inc.	780,461	37,251,404
Lennar Corp. Class A	1,192,108	62,943,302
Mohawk Industries Inc.[b]	368,310	91,160,408
Newell Brands Inc.	2,889,797	123,307,638
PulteGroup Inc.	1,626,831	44,461,291
Whirlpool Corp.	426,553	78,673,435

		551,831,279
HOUSEHOLD PRODUCTS — 1.70%
Church & Dwight Co. Inc.	1,461,154	70,792,911
Clorox Co. (The)	764,090	100,791,112
Colgate-Palmolive Co.	5,165,500	376,306,675

Security	Shares	Value
Kimberly-Clark Corp.	2,071,927	$243,824,369
Procter & Gamble Co. (The)	14,964,471	1,361,467,572

		2,153,182,639
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.07%
AES Corp./VA	3,954,234	43,575,659
NRG Energy Inc.	1,772,793	45,365,773

		88,941,432
INDUSTRIAL CONGLOMERATES — 2.16%
3M Co.	3,502,070	735,084,493
General Electric Co.	50,808,228	1,228,542,953
Honeywell International Inc.	4,473,704	634,102,805
Roper Technologies Inc.	599,884	146,011,766

		2,743,742,017
INSURANCE — 2.73%
Aflac Inc.	2,318,382	188,693,111
Allstate Corp. (The)	2,116,932	194,567,220
American International Group Inc.	5,301,517	325,460,129
Aon PLC	1,491,220	217,867,242
Arthur J Gallagher & Co.	1,055,937	64,992,922
Assurant Inc.	306,898	29,314,897
Brighthouse Financial Inc.[a,b]	555,424	33,769,779
Chubb Ltd.	2,730,977	389,300,771
Cincinnati Financial Corp.	873,838	66,909,776
Everest Re Group Ltd.	240,779	54,991,516
Hartford Financial Services Group Inc. (The)	2,137,016	118,454,797
Lincoln National Corp.	1,297,862	95,366,900
Loews Corp.	1,610,926	77,098,918
Marsh & McLennan Companies Inc.	3,006,209	251,950,376
MetLife Inc.	6,237,362	324,030,956
Principal Financial Group Inc.	1,577,014	101,465,081
Progressive Corp. (The)	3,410,229	165,123,288
Prudential Financial Inc.	2,505,407	266,374,872
Torchmark Corp.	634,359	50,805,812
Travelers Companies Inc. (The)	1,616,838	198,094,992
Unum Group	1,317,608	67,369,297
Willis Towers Watson PLC	791,781	122,116,384
XL Group Ltd.	1,510,442	59,586,937

		3,463,705,973
INTERNET & DIRECT MARKETING RETAIL — 2.65%
Amazon.com Inc.[b]	2,339,809	2,249,375,382
Expedia Inc.	722,260	103,962,104
Netflix Inc.[b]	2,533,640	459,475,614
Priceline Group Inc. (The)[a,b]	287,919	527,127,864
TripAdvisor Inc.[a,b]	633,838	25,689,454

		3,365,630,418
INTERNET SOFTWARE & SERVICES — 4.81%
Akamai Technologies Inc.[a,b]	992,975	48,377,742

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value
Alphabet Inc. Class Ab	1,749,024	$1,703,059,649
Alphabet Inc. Class Cb	1,771,480	1,699,044,183
eBay Inc.[b]	5,836,534	224,473,097
Facebook Inc. Class Aa,b	13,910,033	2,376,807,339
VeriSign Inc.[a,b]	501,833	53,390,013

		6,105,152,023
IT SERVICES — 3.98%
Accenture PLC Class A	3,626,565	489,840,135
Alliance Data Systems Corp.	284,701	63,075,507
Automatic Data Processing Inc.	2,607,778	285,082,291
Cognizant Technology Solutions Corp. Class A	3,465,095	251,357,991
CSRA Inc.	963,789	31,101,471
DXC Technology Co.	1,670,368	143,451,204
Fidelity National Information Services Inc.	1,960,070	183,050,937
Fiserv Inc.[a,b]	1,238,058	159,659,960
Gartner Inc.[b]	534,945	66,552,507
Global Payments Inc.[a]	894,565	85,010,512
International Business Machines Corp.	5,086,175	737,902,269
Mastercard Inc. Class A	5,479,718	773,736,182
Paychex Inc.	1,872,846	112,295,846
PayPal Holdings Inc.[b]	6,632,774	424,696,519
Total System Services Inc.	983,858	64,442,699
Visa Inc. Class Aa	10,735,477	1,129,801,599
Western Union Co. (The)	2,689,682	51,641,894

		5,052,699,523
LEISURE PRODUCTS — 0.08%
Hasbro Inc.	673,376	65,768,634
Mattel Inc.	1,958,802	30,322,255

		96,090,889
LIFE SCIENCES TOOLS & SERVICES — 0.82%
Agilent Technologies Inc.	1,885,728	121,063,737
Illumina Inc.[b]	855,874	170,490,101
Mettler-Toledo International Inc.[a,b]	151,474	94,846,960
PerkinElmer Inc.	659,400	45,478,818
Quintiles IMS Holdings Inc.[a,b]	893,611	84,955,598
Thermo Fisher Scientific Inc.	2,348,571	444,349,633
Waters Corp.[a,b]	468,462	84,098,298

		1,045,283,145
MACHINERY — 1.63%
Caterpillar Inc.	3,468,095	432,506,127
Cummins Inc.	929,037	156,106,087
Deere & Co.	1,875,698	235,568,912
Dover Corp.	906,538	82,848,508
Flowserve Corp.	760,805	32,402,685
Fortive Corp.	1,798,364	127,306,188
Illinois Tool Works Inc.	1,817,315	268,889,927
Ingersoll-Rand PLC	1,491,342	132,982,966
PACCAR Inc.	2,061,446	149,125,004
Parker-Hannifin Corp.	778,972	136,335,679
Pentair PLC	971,959	66,054,334
Snap-on Inc.	338,712	50,471,475
Stanley Black & Decker Inc.	896,970	135,415,561

Security	Shares	Value
Xylem Inc./NY	1,049,080	$65,703,880

		2,071,717,333
MEDIA — 2.84%
CBS Corp. Class B NVS	2,146,688	124,507,904
Charter Communications Inc. Class Aa,b	1,180,454	429,000,593
Comcast Corp. Class A	27,604,513	1,062,221,660
Discovery Communications Inc. Class Aa,b	864,432	18,403,757
Discovery Communications Inc. Class C NVS[a,b]	1,152,945	23,358,666
DISH Network Corp. Class Aa,b	1,321,922	71,687,830
Interpublic Group of Companies Inc. (The)	2,277,610	47,351,512
News Corp. Class A	2,222,050	29,464,383
News Corp. Class B	701,787	9,579,393
Omnicom Group Inc.	1,360,562	100,776,827
Scripps Networks Interactive Inc. Class A	558,310	47,953,246
Time Warner Inc.	4,564,454	467,628,312
Twenty-First Century Fox Inc. Class A	6,174,180	162,874,869
Twenty-First Century Fox Inc. Class B	2,590,056	66,797,544
Viacom Inc. Class B NVS	2,043,454	56,889,759
Walt Disney Co. (The)	9,057,782	892,825,572

		3,611,321,827
METALS & MINING — 0.26%
Freeport-McMoRan Inc.[b]	7,933,776	111,390,215
Newmont Mining Corp.	3,129,219	117,377,005
Nucor Corp.	1,873,001	104,962,976

		333,730,196
MULTI-UTILITIES — 1.02%
Ameren Corp.	1,416,152	81,910,232
CenterPoint Energy Inc.	2,513,183	73,410,075
CMS Energy Corp.	1,654,936	76,656,636
Consolidated Edison Inc.	1,826,823	147,388,080
Dominion Energy Inc.	3,770,960	290,099,953
DTE Energy Co.	1,057,609	113,544,902
NiSource Inc.	1,931,004	49,414,392
Public Service Enterprise Group Inc.	2,968,694	137,302,097
SCANA Corp.	831,965	40,341,983
Sempra Energy	1,473,433	168,162,908
WEC Energy Group Inc.	1,860,477	116,800,746

		1,295,032,004
MULTILINE RETAIL — 0.43%
Dollar General Corp.	1,536,057	124,497,420
Dollar Tree Inc.[b]	1,387,983	120,504,684
Kohl’s Corp.	993,177	45,338,530
Macy’s Inc.	1,765,141	38,515,377
Nordstrom Inc.	686,136	32,351,312
Target Corp.	3,199,275	188,789,218

		549,996,541

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.23%
Anadarko Petroleum Corp.	3,302,242	$161,314,522
Andeavor	851,193	87,800,558
Apache Corp.	2,232,738	102,259,400
Cabot Oil & Gas Corp.	2,692,701	72,029,752
Chesapeake Energy Corp.[a,b]	5,353,448	23,019,826
Chevron Corp.	11,120,614	1,306,672,145
Cimarex Energy Co.[a]	551,938	62,738,792
Concho Resources Inc.[a,b]	870,298	114,635,653
ConocoPhillips	7,141,561	357,435,128
Devon Energy Corp.	3,082,967	113,175,719
EOG Resources Inc.	3,388,709	327,823,709
EQT Corp.[a]	1,005,344	65,588,643
Exxon Mobil Corp.	24,865,947	2,038,510,335
Hess Corp.	1,581,622	74,162,256
Kinder Morgan Inc./DE	11,266,695	216,095,210
Marathon Oil Corp.	5,008,749	67,918,636
Marathon Petroleum Corp.	2,985,232	167,411,810
Newfield Exploration Co.[a,b]	1,159,853	34,412,838
Noble Energy Inc.	2,868,637	81,354,545
Occidental Petroleum Corp.	4,486,852	288,100,767
ONEOK Inc.	2,225,046	123,289,799
Phillips 66	2,519,662	230,826,236
Pioneer Natural Resources Co.	1,002,459	147,902,801
Range Resources Corp.[a]	1,331,110	26,049,823
Valero Energy Corp.	2,587,329	199,043,220
Williams Companies Inc. (The)	4,848,217	145,494,992

		6,635,067,115
PERSONAL PRODUCTS — 0.15%
Coty Inc. Class A	2,746,085	45,392,785
Estee Lauder Companies Inc. (The) Class A	1,313,765	141,676,418

		187,069,203
PHARMACEUTICALS — 4.87%
Allergan PLC	1,961,881	402,087,511
Bristol-Myers Squibb Co.	9,623,726	613,416,295
Eli Lilly & Co.	5,685,746	486,358,713
Johnson & Johnson	15,750,800	2,047,761,508
Merck & Co. Inc.	16,051,063	1,027,749,564
Mylan NVb	3,161,600	99,179,392
Perrigo Co. PLC	782,132	66,207,474
Pfizer Inc.	35,021,656	1,250,273,119
Zoetis Inc.	2,879,825	183,617,642

		6,176,651,218
PROFESSIONAL SERVICES — 0.29%
Equifax Inc.	705,585	74,784,954
IHS Markit Ltd.[b]	2,141,680	94,405,254
Nielsen Holdings PLC	1,953,837	80,986,544
Robert Half International Inc.	735,716	37,035,944
Verisk Analytics Inc. Class Aa,b	917,828	76,354,111

		363,566,807

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Ab	1,744,465	$66,080,334

		66,080,334
ROAD & RAIL — 0.93%
CSX Corp.	5,359,669	290,815,640
JB Hunt Transport Services Inc.	500,144	55,555,995
Kansas City Southern	618,281	67,194,779
Norfolk Southern Corp.	1,689,674	223,442,490
Union Pacific Corp.	4,696,972	544,707,843

		1,181,716,747
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.72%
Advanced Micro Devices Inc.[a,b]	4,745,018	60,498,980
Analog Devices Inc.	2,157,611	185,921,340
Applied Materials Inc.	6,258,587	326,009,797
Broadcom Ltd.	2,386,064	578,715,963
Intel Corp.	27,575,603	1,050,078,962
KLA-Tencor Corp.	923,525	97,893,650
Lam Research Corp.	951,899	176,139,391
Microchip Technology Inc.	1,372,235	123,199,258
Micron Technology Inc.[a,b]	6,533,543	256,964,246
NVIDIA Corp.[a]	3,521,041	629,456,500
Qorvo Inc.[a,b]	743,312	52,537,292
QUALCOMM Inc.	8,670,174	449,461,820
Skyworks Solutions Inc.	1,080,230	110,075,437
Texas Instruments Inc.	5,809,938	520,802,842
Xilinx Inc.	1,454,547	103,025,564

		4,720,781,042
SOFTWARE — 5.07%
Activision Blizzard Inc.	4,430,134	285,787,944
Adobe Systems Inc.[b]	2,894,677	431,827,915
ANSYS Inc.[a,b]	493,615	60,581,369
Autodesk Inc.[b]	1,292,265	145,069,669
CA Inc.	1,868,455	62,369,028
Cadence Design Systems Inc.[a,b]	1,650,092	65,129,131
Citrix Systems Inc.[a,b]	848,742	65,200,361
Electronic Arts Inc.[b]	1,812,939	214,035,578
Intuit Inc.	1,428,369	203,028,370
Microsoft Corp.	45,199,779	3,366,931,538
Oracle Corp.	17,721,252	856,822,534
Red Hat Inc.[a,b]	1,041,415	115,451,267
salesforce.com Inc.[a,b]	4,006,715	374,307,315
Symantec Corp.	3,623,574	118,889,463
Synopsys Inc.[b]	885,291	71,292,484

		6,436,723,966
SPECIALTY RETAIL — 2.13%
Advance Auto Parts Inc.[a]	426,835	42,342,032
AutoZone Inc.[a,b]	165,159	98,287,772
Best Buy Co. Inc.	1,554,655	88,553,149

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2017

Security	Shares	Value
CarMax Inc.[a,b]	1,077,337	$81,672,918
Foot Locker Inc.	743,366	26,181,351
Gap Inc. (The)	1,282,566	37,874,174
Home Depot Inc. (The)	6,917,737	1,131,465,064
L Brands Inc.	1,471,417	61,225,661
Lowe’s Companies Inc.	4,954,273	396,044,584
O’Reilly Automotive Inc.[a,b]	518,997	111,776,384
Ross Stores Inc.	2,294,513	148,156,704
Signet Jewelers Ltd.[a]	356,547	23,728,203
Tiffany & Co.	602,058	55,256,883
TJX Companies Inc. (The)	3,733,898	275,300,300
Tractor Supply Co.	743,076	47,029,280
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	341,408	77,178,692

		2,702,073,151
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.19%
Apple Inc.	30,311,621	4,671,627,029
Hewlett Packard Enterprise Co.	9,552,625	140,519,114
HP Inc.	9,821,800	196,043,128
NetApp Inc.	1,562,435	68,372,156
Seagate Technology PLC	1,697,259	56,298,081
Western Digital Corp.	1,738,713	150,224,803
Xerox Corp.	1,236,243	41,154,529

		5,324,238,840
TEXTILES, APPAREL & LUXURY GOODS — 0.63%
Coach Inc.	1,679,452	67,648,326
Hanesbrands Inc.	2,126,070	52,386,365
Michael Kors Holdings Ltd.[a,b]	889,220	42,549,177
NIKE Inc. Class B	7,710,741	399,801,921
PVH Corp.	448,065	56,483,074
Ralph Lauren Corp.	314,154	27,736,657
Under Armour Inc. Class Aa,b	1,135,315	18,709,991
Under Armour Inc. Class Ca,b	1,145,812	17,210,096
VF Corp.	1,926,353	122,458,260

		804,983,867
TOBACCO — 1.36%
Altria Group Inc.	11,258,917	714,040,516
Philip Morris International Inc.	9,114,431	1,011,792,985

		1,725,833,501
TRADING COMPANIES & DISTRIBUTORS — 0.16%
Fastenal Co.	1,679,964	76,572,759
United Rentals Inc.[a,b]	493,539	68,473,601
WW Grainger Inc.	306,501	55,093,555

		200,139,915
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	1,038,207	84,001,328

		84,001,328

TOTAL COMMON STOCKS (Cost: $108,147,918,849)		126,632,851,799

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	847,574,138	$847,828,410
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	153,991,824	153,991,824

		1,001,820,234

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,001,685,175)		1,001,820,234

TOTAL INVESTMENTS IN SECURITIES — 100.55% (Cost: $109,149,604,024)		127,634,672,033
Other Assets, Less Liabilities — (0.55)%		(699,672,870)

NET ASSETS — 100.00%		$126,934,999,163

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

7

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 100.09%

AEROSPACE & DEFENSE — 1.98%
Curtiss-Wright Corp.	1,059,966	$110,808,846
Esterline Technologies Corp.[a]	634,803	57,227,490
Huntington Ingalls Industries Inc.	1,087,427	246,236,970
KLX Inc.[a,b]	1,234,940	65,365,374
Orbital ATK Inc.	1,379,589	183,706,071
Teledyne Technologies Inc.[a,b]	848,539	135,070,438

		798,415,189
AIRLINES — 0.36%
JetBlue Airways Corp.[a,b]	7,876,540	145,952,286

		145,952,286
AUTO COMPONENTS — 0.69%
Cooper Tire & Rubber Co.	1,253,311	46,873,831
Dana Inc.	3,474,551	97,148,446
Gentex Corp.	6,857,432	135,777,154

		279,799,431
AUTOMOBILES — 0.37%
Thor Industries Inc.	1,171,171	147,462,141

		147,462,141
BANKS — 8.64%
Associated Banc-Corp.	3,641,888	88,315,784
BancorpSouth Inc.	2,037,124	65,289,824
Bank of Hawaii Corp.	1,024,384	85,392,650
Bank of the Ozarks Inc.	2,908,045	139,731,562
Cathay General Bancorp.	1,827,418	73,462,204
Chemical Financial Corp.	1,708,521	89,287,307
Commerce Bancshares Inc./MO	2,141,514	123,715,264
Cullen/Frost Bankers Inc.	1,399,738	132,863,131
East West Bancorp. Inc.	3,460,087	206,844,001
F.N.B. Corp.	7,762,290	108,904,929
First Horizon National Corp.	5,622,995	107,680,354
Fulton Financial Corp.	4,192,688	78,612,900
Hancock Holding Co.	2,037,856	98,734,123
Home BancShares Inc./AR	3,792,989	95,659,183
International Bancshares Corp.	1,303,461	52,268,786
MB Financial Inc.	2,017,123	90,810,877
PacWest Bancorp.	2,874,897	145,211,047
Pinnacle Financial Partners Inc.	1,766,509	118,267,778
Prosperity Bancshares Inc.	1,668,775	109,688,581
Signature Bank/New York NYa,b	1,316,513	168,566,325
Sterling Bancorp./DE	5,376,378	132,527,718
SVB Financial Group[a,b]	1,261,888	236,086,626
Synovus Financial Corp.	2,917,859	134,396,586
TCF Financial Corp.	4,128,581	70,351,020
Texas Capital Bancshares Inc.[a,b]	1,191,143	102,200,069
Trustmark Corp.	1,634,087	54,120,961
UMB Financial Corp.	1,059,888	78,951,057

Security	Shares	Value
Umpqua Holdings Corp.	5,288,327	$103,175,260
United Bankshares Inc./WV	2,520,654	93,642,296
Valley National Bancorp.	6,361,466	76,655,665
Webster Financial Corp.	2,211,172	116,197,089
Wintrust Financial Corp.	1,336,534	104,663,978

		3,482,274,935
BEVERAGES — 0.08%
Boston Beer Co. Inc. (The) Class Aa,b	214,635	33,525,987

		33,525,987
BIOTECHNOLOGY — 0.67%
Bioverativ Inc.[a,b]	2,590,208	147,823,171
United Therapeutics Corp.[a,b]	1,040,369	121,920,843

		269,744,014
BUILDING PRODUCTS — 0.40%
Lennox International Inc.	909,154	162,711,291

		162,711,291
CAPITAL MARKETS — 3.23%
Eaton Vance Corp. NVS	2,753,580	135,944,245
FactSet Research Systems Inc.	939,429	169,200,557
Federated Investors Inc. Class B NVS	2,212,674	65,716,418
Janus Henderson Group PLC	4,319,549	150,493,087
Legg Mason Inc.	2,094,641	82,340,338
MarketAxess Holdings Inc.	900,106	166,078,558
MSCI Inc.	2,156,722	252,120,802
SEI Investments Co.	3,142,675	191,891,735
Stifel Financial Corp.	1,640,455	87,698,724

		1,301,484,464
CHEMICALS — 3.05%
Ashland Global Holdings Inc.	1,494,398	97,718,685
Cabot Corp.	1,494,424	83,388,859
Chemours Co. (The)	4,425,598	223,979,515
Minerals Technologies Inc.	845,963	59,767,286
NewMarket Corp.	222,023	94,526,292
Olin Corp.	3,981,530	136,367,403
PolyOne Corp.	1,964,225	78,627,927
RPM International Inc.	3,206,852	164,639,782
Scotts Miracle-Gro Co. (The) Class A	983,968	95,779,445
Sensient Technologies Corp.	1,055,573	81,194,675
Valvoline Inc.	4,852,445	113,789,835

		1,229,779,704
COMMERCIAL SERVICES & SUPPLIES — 1.87%
Brink’s Co. (The)	1,213,953	102,275,540
Clean Harbors Inc.[a,b]	1,245,536	70,621,891
Copart Inc.[a,b]	4,798,873	164,937,265
Deluxe Corp.	1,161,218	84,722,465

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Security	Shares	Value
Herman Miller Inc.	1,441,484	$51,749,276
HNI Corp.	1,055,938	43,789,749
MSA Safety Inc.	817,805	65,023,676
Pitney Bowes Inc.	4,470,654	62,633,862
Rollins Inc.	2,303,608	106,288,473

		752,042,197
COMMUNICATIONS EQUIPMENT — 1.40%
ARRIS International PLC[a,b]	4,227,168	120,432,016
Brocade Communications Systems Inc.	9,908,327	118,404,508
Ciena Corp.[a,b]	3,404,544	74,797,832
InterDigital Inc./PA	831,259	61,305,351
NetScout Systems Inc.[a,b]	2,154,658	69,703,186
Plantronics Inc.	806,203	35,650,297
ViaSat Inc.[a,b]	1,298,241	83,502,861

		563,796,051
CONSTRUCTION & ENGINEERING — 1.25%
AECOM[a,b]	3,752,902	138,144,323
Dycom Industries Inc.[a,b]	746,361	64,097,483
EMCOR Group Inc.	1,421,181	98,601,538
Granite Construction Inc.	960,052	55,635,013
KBR Inc.	3,366,079	60,185,493
Valmont Industries Inc.	542,525	85,773,202

		502,437,052
CONSTRUCTION MATERIALS — 0.31%
Eagle Materials Inc.[b]	1,161,427	123,924,261

		123,924,261
CONSUMER FINANCE — 0.30%
SLM Corp.[a,b]	10,363,587	118,870,343

		118,870,343
CONTAINERS & PACKAGING — 1.33%
AptarGroup Inc.	1,502,108	129,646,941
Bemis Co. Inc.	2,185,114	99,575,645
Greif Inc. Class A NVS	621,836	36,402,279
Owens-Illinois Inc.[a,b]	3,911,454	98,412,183
Silgan Holdings Inc.	1,774,981	52,237,691
Sonoco Products Co.	2,380,328	120,087,548

		536,362,287
DISTRIBUTORS — 0.27%
Pool Corp.	989,968	107,084,839

		107,084,839
DIVERSIFIED CONSUMER SERVICES — 0.78%
Adtalem Global Education Inc.	1,493,695	53,548,966
Graham Holdings Co. Class B	111,120	65,016,312
Service Corp. International/U.S.	4,496,338	155,123,661

Security	Shares	Value
Sotheby’sa	900,033	$41,500,521

		315,189,460
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.06%
Frontier Communications Corp.[b]	1,885,619	22,231,448

		22,231,448
ELECTRIC UTILITIES — 1.91%
Great Plains Energy Inc.	5,164,537	156,485,471
Hawaiian Electric Industries Inc.	2,612,459	87,177,757
IDACORP Inc.	1,206,761	106,110,495
OGE Energy Corp.	4,782,489	172,313,079
PNM Resources Inc.	1,912,885	77,089,265
Westar Energy Inc.	3,411,201	169,195,569

		768,371,636
ELECTRICAL EQUIPMENT — 0.77%
EnerSys	1,039,365	71,892,877
Hubbell Inc.	1,309,998	151,985,968
Regal Beloit Corp.	1,070,994	84,608,526

		308,487,371
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.24%
Arrow Electronics Inc.[a,b]	2,113,667	169,959,963
Avnet Inc.	2,947,126	115,822,052
Belden Inc.[b]	1,012,973	81,574,716
Cognex Corp.[b]	2,073,217	228,634,371
Coherent Inc.[a,b]	589,862	138,717,846
IPG Photonics Corp.[a,b]	902,315	166,982,414
Jabil Inc.	4,292,495	122,550,732
Keysight Technologies Inc.[a,b]	4,439,177	184,936,114
Knowles Corp.[a,b]	2,164,079	33,045,486
Littelfuse Inc.	545,449	106,842,550
National Instruments Corp.	2,570,941	108,416,582
SYNNEX Corp.	700,188	88,580,784
Tech Data Corp.[a,b]	833,254	74,034,618
Trimble Inc.[a,b]	6,062,407	237,949,475
VeriFone Systems Inc.[a,b]	2,691,172	54,576,968
Vishay Intertechnology Inc.[b]	3,232,036	60,762,277
Zebra Technologies Corp. Class Aa,b	1,271,826	138,094,867

		2,111,481,815
ENERGY EQUIPMENT & SERVICES — 1.52%
Core Laboratories NVb	1,059,295	104,552,416
Diamond Offshore Drilling Inc.[a,b]	1,555,051	22,548,240
Dril-Quip Inc.[a,b]	911,308	40,234,248
Ensco PLC Class Ab	7,297,507	43,566,117
Nabors Industries Ltd.	6,891,002	55,610,386
Oceaneering International Inc.	2,359,943	61,995,703
Patterson-UTI Energy Inc.[b]	5,109,286	106,988,449
Rowan Companies PLC Class Aa	2,734,240	35,134,984
Superior Energy Services Inc.[a,b]	3,670,245	39,198,217

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Security	Shares	Value
Transocean Ltd.[a,b]	9,367,982	$100,799,486

		610,628,246
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.23%
Alexander & Baldwin Inc.	1,113,904	51,607,172
American Campus Communities Inc.[b]	3,267,141	144,244,275
Camden Property Trust[b]	2,213,218	202,398,786
CoreCivic Inc.[b]	2,848,736	76,260,663
CoreSite Realty Corp.[b]	818,827	91,626,741
Corporate Office Properties Trust[b]	2,382,030	78,202,045
Cousins Properties Inc.[b]	10,057,969	93,941,431
CyrusOne Inc.[b]	2,186,253	128,835,889
DCT Industrial Trust Inc.[b]	2,229,025	129,105,128
Douglas Emmett Inc.[b]	3,666,484	144,532,799
Education Realty Trust Inc.[b]	1,764,510	63,398,844
EPR Properties[b]	1,534,725	107,031,722
First Industrial Realty Trust Inc.[b]	2,883,878	86,775,889
GEO Group Inc. (The)	2,978,621	80,124,905
Healthcare Realty Trust Inc.[b]	2,964,632	95,876,199
Highwoods Properties Inc.	2,472,287	128,781,430
Hospitality Properties Trust[b]	3,653,370	104,084,511
JBG SMITH Properties[a]	2,246,913	76,866,894
Kilroy Realty Corp.[b]	2,355,637	167,532,903
Lamar Advertising Co. Class Ab	2,002,381	137,223,170
LaSalle Hotel Properties[b]	2,718,945	78,903,784
Liberty Property Trust[b]	3,527,936	144,857,052
Life Storage Inc.[b]	1,118,251	91,484,114
Mack-Cali Realty Corp.[b]	2,166,266	51,362,167
Medical Properties Trust Inc.[b]	8,719,053	114,481,166
National Retail Properties Inc.[b]	3,573,819	148,885,300
Omega Healthcare Investors Inc.[b]	4,736,724	151,148,863
Potlatch Corp.[b]	979,122	49,935,222
Quality Care Properties Inc.[a,b]	2,256,753	34,979,672
Rayonier Inc.[b]	3,095,550	89,430,440
Sabra Health Care REIT Inc.	4,222,127	92,633,466
Senior Housing Properties Trust[b]	5,539,544	108,298,085
Tanger Factory Outlet Centers Inc.[b]	2,285,065	55,801,287
Taubman Centers Inc.[b]	1,453,783	72,253,015
Uniti Group Inc.[a]	3,968,486	58,178,005
Urban Edge Properties[b]	2,547,071	61,435,353
Washington Prime Group Inc.[b]	4,464,310	37,187,702
Weingarten Realty Investors[b]	2,873,868	91,216,570

		3,720,922,659
FOOD & STAPLES RETAILING — 0.52%
Casey’s General Stores Inc.	915,719	100,225,445
Sprouts Farmers Market Inc.[a,b]	3,034,159	56,951,164
United Natural Foods Inc.[a,b]	1,219,860	50,733,977

		207,910,586
FOOD PRODUCTS — 2.59%
Dean Foods Co.	2,218,091	24,132,830
Flowers Foods Inc.	4,424,116	83,217,622
Hain Celestial Group Inc. (The)[a,b]	2,483,330	102,189,029
Ingredion Inc.	1,716,608	207,091,589
Lamb Weston Holdings Inc.	3,500,490	164,137,976

Security	Shares	Value
Lancaster Colony Corp.	469,784	$56,430,454
Post Holdings Inc.[a,b]	1,588,755	140,239,404
Sanderson Farms Inc.	480,604	77,627,158
Snyder’s-Lance Inc.	2,046,325	78,046,836
Tootsie Roll Industries Inc.[b]	461,015	17,518,570
TreeHouse Foods Inc.[a,b]	1,369,534	92,758,538

		1,043,390,006
GAS UTILITIES — 2.22%
Atmos Energy Corp.	2,540,059	212,958,546
National Fuel Gas Co.	2,047,738	115,922,448
New Jersey Resources Corp.	2,078,230	87,597,394
ONE Gas Inc.	1,255,237	92,435,653
Southwest Gas Holdings Inc.	1,142,703	88,696,607
UGI Corp.	4,151,946	194,560,190
WGL Holdings Inc.	1,230,018	103,567,516

		895,738,354
HEALTH CARE EQUIPMENT & SUPPLIES — 3.08%
ABIOMED Inc.[a,b]	1,003,343	169,163,630
Globus Medical Inc. Class Aa,b	1,740,908	51,739,786
Halyard Health Inc.[a]	1,125,274	50,671,088
Hill-Rom Holdings Inc.	1,577,712	116,750,688
LivaNova PLC[a,b]	1,038,387	72,749,393
Masimo Corp.[a]	1,149,833	99,529,545
NuVasive Inc.[a,b]	1,224,212	67,894,798
STERIS PLC	2,033,966	179,802,594
Teleflex Inc.	1,078,543	260,975,050
West Pharmaceutical Services Inc.	1,772,194	170,591,394

		1,239,867,966
HEALTH CARE PROVIDERS & SERVICES — 1.70%
Acadia Healthcare Co. Inc.[a,b]	1,965,468	93,870,752
HealthSouth Corp.	2,364,500	109,594,575
LifePoint Health Inc.[a,b]	963,382	55,779,818
MEDNAX Inc.[a,b]	2,249,903	97,015,817
Molina Healthcare Inc.[a,b]	1,058,316	72,769,808
Owens & Minor Inc.	1,474,181	43,046,085
Tenet Healthcare Corp.[a,b]	1,931,572	31,735,728
WellCare Health Plans Inc.[a,b]	1,065,898	183,057,323

		686,869,906
HEALTH CARE TECHNOLOGY — 0.42%
Allscripts Healthcare Solutions Inc.[a,b]	4,337,377	61,720,875
Medidata Solutions Inc.[a,b]	1,401,049	109,365,885

		171,086,760
HOTELS, RESTAURANTS & LEISURE — 2.70%
Brinker International Inc.	1,186,055	37,787,712
Buffalo Wild Wings Inc.[a,b]	371,082	39,223,367
Cheesecake Factory Inc. (The)	1,049,846	44,219,514
Churchill Downs Inc.	309,951	63,911,896

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Security	Shares	Value
Cracker Barrel Old Country Store Inc.[b]	577,388	$87,543,569
Domino’s Pizza Inc.	1,155,605	229,445,373
Dunkin’ Brands Group Inc.	2,161,083	114,710,286
ILG Inc.	2,553,295	68,249,575
International Speedway Corp. Class A	587,571	21,152,556
Jack in the Box Inc.	709,281	72,289,920
Papa John’s International Inc.	638,262	46,637,804
Six Flags Entertainment Corp.	1,904,926	116,086,191
Texas Roadhouse Inc.	1,572,524	77,273,829
Wendy’s Co. (The)	4,393,980	68,238,509

		1,086,770,101
HOUSEHOLD DURABLES — 1.90%
CalAtlantic Group Inc.[b]	1,829,843	67,027,149
Helen of Troy Ltd.[a,b]	656,406	63,605,741
KB Home[b]	2,003,538	48,325,337
NVR Inc.[a,b]	83,385	238,064,175
Tempur Sealy International Inc.[a,b]	1,104,002	71,230,209
Toll Brothers Inc.	3,643,070	151,078,113
TRI Pointe Group Inc.[a,b]	3,641,864	50,294,142
Tupperware Brands Corp.	1,218,448	75,324,455

		764,949,321
HOUSEHOLD PRODUCTS — 0.17%
Energizer Holdings Inc.	1,490,863	68,654,241

		68,654,241
INDUSTRIAL CONGLOMERATES — 0.38%
Carlisle Companies Inc.	1,512,838	151,722,523

		151,722,523
INSURANCE — 4.21%
Alleghany Corp.[a]	333,914	184,991,695
American Financial Group Inc./OH	1,644,214	170,093,938
Aspen Insurance Holdings Ltd.	1,437,147	58,060,739
Brown & Brown Inc.	2,778,990	133,919,528
CNO Financial Group Inc.	3,559,339	83,074,972
First American Financial Corp.	2,657,115	132,776,037
Genworth Financial Inc. Class Aa	11,260,527	43,353,029
Hanover Insurance Group Inc. (The)	1,019,905	98,859,392
Kemper Corp.	1,174,903	62,269,859
Mercury General Corp.	880,198	49,898,425
Old Republic International Corp.	5,889,172	115,957,797
Primerica Inc.	1,080,131	88,084,683
Reinsurance Group of America Inc.	1,544,498	215,503,806
RenaissanceRe Holdings Ltd.	798,839	107,955,102
WR Berkley Corp.	2,294,421	153,129,657

		1,697,928,659
INTERNET & DIRECT MARKETING RETAIL — 0.08%
HSN Inc.	775,421	30,280,190

		30,280,190

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.67%
Cars.com Inc.[a,b]	1,723,977	$45,875,028
j2 Global Inc.	1,157,548	85,519,646
LogMeIn Inc.	1,265,153	139,230,088

		270,624,762
IT SERVICES — 3.39%
Acxiom Corp.[a,b]	1,918,644	47,275,388
Broadridge Financial Solutions Inc.	2,789,334	225,433,974
Convergys Corp.	2,240,115	57,996,577
CoreLogic Inc./U.S.[a]	2,032,675	93,950,239
DST Systems Inc.	1,456,081	79,909,725
Jack Henry & Associates Inc.	1,854,477	190,621,691
Leidos Holdings Inc.	3,403,872	201,577,300
MAXIMUS Inc.	1,557,823	100,479,584
Sabre Corp.	5,018,879	90,841,710
Science Applications International Corp.	1,049,594	70,165,359
Teradata Corp.[a,b]	3,017,438	101,959,230
WEX Inc.[a,b]	955,538	107,230,474

		1,367,441,251
LEISURE PRODUCTS — 0.66%
Brunswick Corp./DE	2,130,601	119,249,738
Polaris Industries Inc.[b]	1,393,286	145,779,514

		265,029,252
LIFE SCIENCES TOOLS & SERVICES — 1.28%
Bio-Rad Laboratories Inc. Class Aa,b	481,664	107,035,374
Bio-Techne Corp.	894,048	108,081,463
Charles River Laboratories International Inc.[a,b]	1,139,778	123,118,820
INC Research Holdings Inc. Class Aa	1,346,131	70,402,651
PAREXEL International Corp.[a]	1,229,456	108,290,484

		516,928,792
MACHINERY — 5.09%
AGCO Corp.	1,579,188	116,496,699
Crane Co.	1,216,614	97,316,954
Donaldson Co. Inc.	3,139,213	144,215,445
Graco Inc.	1,340,987	165,866,682
IDEX Corp.	1,830,242	222,319,495
ITT Inc.	2,117,609	93,746,550
Kennametal Inc.	1,942,238	78,349,881
Lincoln Electric Holdings Inc.	1,483,635	136,019,657
Nordson Corp.	1,215,810	144,073,485
Oshkosh Corp.	1,791,998	147,911,515
Terex Corp.	2,043,797	92,011,741
Timken Co. (The)	1,648,431	80,031,325
Toro Co. (The)	2,584,385	160,386,933
Trinity Industries Inc.	3,624,181	115,611,374
Wabtec Corp./DEb	2,045,769	154,967,002

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Security	Shares	Value
Woodward Inc.	1,325,267	$102,853,972

		2,052,178,710
MARINE — 0.21%
Kirby Corp.[a,b]	1,292,653	85,250,465

		85,250,465
MEDIA — 1.55%
AMC Networks Inc. Class Aa,b	1,247,232	72,925,655
Cable One Inc.	112,639	81,338,875
Cinemark Holdings Inc.	2,545,238	92,163,068
John Wiley & Sons Inc. Class A	1,070,175	57,254,362
Live Nation Entertainment Inc.[a,b]	3,208,759	139,741,454
Meredith Corp.[b]	943,797	52,380,734
New York Times Co. (The) Class A	3,024,933	59,288,687
TEGNA Inc.	5,177,050	69,010,076

		624,102,911
METALS & MINING — 2.10%
Allegheny Technologies Inc.[b]	2,623,831	62,709,561
Carpenter Technology Corp.	1,126,970	54,128,369
Commercial Metals Co.	2,791,567	53,123,520
Compass Minerals International Inc.[b]	815,509	52,926,534
Reliance Steel & Aluminum Co.	1,745,899	132,985,127
Royal Gold Inc.	1,564,734	134,629,713
Steel Dynamics Inc.	5,744,457	198,011,433
U.S. Steel Corp.[b]	4,182,743	107,329,185
Worthington Industries Inc.	1,077,049	49,544,254

		845,387,696
MULTI-UTILITIES — 1.01%
Black Hills Corp.	1,284,219	88,444,163
MDU Resources Group Inc.	4,677,125	121,371,394
NorthWestern Corp.	1,169,092	66,568,098
Vectren Corp.	1,987,175	130,696,500

		407,080,155
MULTILINE RETAIL — 0.21%
Big Lots Inc.[b]	1,061,749	56,877,894
Dillard’s Inc. Class Ab	505,562	28,346,861

		85,224,755
OIL, GAS & CONSUMABLE FUELS — 2.59%
Callon Petroleum Co.[a,b]	4,834,554	54,340,387
CONSOL Energy Inc.[a,b]	4,981,762	84,391,048
Energen Corp.[a]	2,327,664	127,276,668
Gulfport Energy Corp.[a,b]	3,959,647	56,781,338
HollyFrontier Corp.	4,245,465	152,709,376
Matador Resources Co.[a,b]	2,145,767	58,257,574
Murphy Oil Corp.	3,895,663	103,468,809
PBF Energy Inc. Class A	2,634,147	72,728,799
QEP Resources Inc.[a]	5,798,829	49,695,965
SM Energy Co.[b]	2,463,025	43,694,063

Security	Shares	Value
Southwestern Energy Co.[a,b]	12,264,063	$74,933,425
World Fuel Services Corp.	1,644,802	55,775,236
WPX Energy Inc.[a,b]	9,554,426	109,875,899

		1,043,928,587
PAPER & FOREST PRODUCTS — 0.40%
Domtar Corp.	1,498,879	65,036,360
Louisiana-Pacific Corp.[a]	3,477,284	94,164,851

		159,201,211
PERSONAL PRODUCTS — 0.49%
Avon Products Inc.[a]	10,735,251	25,013,135
Edgewell Personal Care Co.[a]	1,370,950	99,764,031
Nu Skin Enterprises Inc. Class A	1,197,596	73,628,202

		198,405,368
PHARMACEUTICALS — 0.98%
Akorn Inc.[a,b]	2,254,368	74,822,474
Catalent Inc.[a]	3,153,957	125,905,963
Endo International PLC[a,b]	4,835,853	41,419,081
Mallinckrodt PLC[a,b]	2,338,506	87,389,969
Prestige Brands Holdings Inc.[a,b]	1,269,243	63,576,382

		393,113,869
PROFESSIONAL SERVICES — 0.72%
Dun & Bradstreet Corp. (The)	887,518	103,315,970
ManpowerGroup Inc.	1,598,141	188,292,973

		291,608,943
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.33%
Jones Lang LaSalle Inc.	1,088,718	134,456,673

		134,456,673
ROAD & RAIL — 1.81%
Avis Budget Group Inc.[a]	1,750,431	66,621,404
Genesee & Wyoming Inc. Class Aa,b	1,477,492	109,349,183
Knight-Swift Transportation Holdings Inc.[a,b]	3,056,784	127,009,375
Landstar System Inc.	1,004,018	100,050,394
Old Dominion Freight Line Inc.[b]	1,637,568	180,312,612
Ryder System Inc.	1,268,832	107,279,746
Werner Enterprises Inc.	1,073,091	39,221,476

		729,844,190
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.66%
Cirrus Logic Inc.[a,b]	1,535,320	81,863,262
Cree Inc.[a,b]	2,345,723	66,125,931
Cypress Semiconductor Corp.	7,962,393	119,595,143
First Solar Inc.[a,b]	1,959,815	89,916,312
Integrated Device Technology Inc.[a,b]	3,195,732	84,942,557
Microsemi Corp.[a]	2,765,411	142,363,358

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2017

Security	Shares	Value
Monolithic Power Systems Inc.	911,777	$97,149,839
Silicon Laboratories Inc.[a,b]	1,018,913	81,411,149
Synaptics Inc.[a,b]	809,377	31,711,391
Teradyne Inc.	4,737,662	176,667,416
Versum Materials Inc.	2,612,723	101,425,907

		1,073,172,265
SOFTWARE — 3.52%
ACI Worldwide Inc.[a,b]	2,846,129	64,834,819
Blackbaud Inc.	1,154,177	101,336,741
CDK Global Inc.	3,154,224	198,999,992
CommVault Systems Inc.[a]	1,018,703	61,937,142
Fair Isaac Corp.	733,525	103,060,262
Fortinet Inc.[a]	3,619,834	129,734,851
Manhattan Associates Inc.[a,b]	1,658,620	68,948,833
PTC Inc.[a,b]	2,768,570	155,815,120
Take-Two Interactive Software Inc.[a]	2,551,120	260,800,998
Tyler Technologies Inc.[a,b]	830,795	144,824,184
Ultimate Software Group Inc. (The)[a,b]	678,579	128,658,578

		1,418,951,520
SPECIALTY RETAIL — 1.88%
Aaron’s Inc.[b]	1,497,735	65,346,178
American Eagle Outfitters Inc.	4,047,388	57,877,648
AutoNation Inc.[a,b]	1,567,820	74,408,737
Bed Bath & Beyond Inc.	3,468,040	81,394,899
Dick’s Sporting Goods Inc.	2,037,172	55,024,016
GameStop Corp. Class A	2,441,585	50,443,146
Michaels Companies Inc. (The)[a,b]	2,656,584	57,036,859
Murphy USA Inc.[a,b]	806,826	55,670,994
Office Depot Inc.	12,456,799	56,553,867
Sally Beauty Holdings Inc.[a,b]	3,161,435	61,900,897
Urban Outfitters Inc.[a,b]	1,955,891	46,745,795
Williams-Sonoma Inc.	1,914,132	95,438,622

		757,841,658
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.47%
3D Systems Corp.[a,b]	2,738,616	36,670,068
Diebold Nixdorf Inc.[b]	1,808,335	41,320,455
NCR Corp.[a,b]	2,917,811	109,476,269

		187,466,792
TEXTILES, APPAREL & LUXURY GOODS — 0.61%
Carter’s Inc.	1,145,525	113,120,594
Deckers Outdoor Corp.[a,b]	771,313	52,765,522
Skechers U.S.A. Inc. Class Aa,b	3,215,259	80,670,849

		246,556,965
THRIFTS & MORTGAGE FINANCE — 0.55%
New York Community Bancorp. Inc.	11,711,828	150,965,463
Washington Federal Inc.	2,131,320	71,718,918

		222,684,381

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.73%
GATX Corp.[b]	929,373	$57,212,202
MSC Industrial Direct Co. Inc. Class A	1,080,099	81,623,081
NOW Inc.[a,b]	2,610,103	36,045,522
Watsco Inc.	729,596	117,516,028

		292,396,833
WATER UTILITIES — 0.35%
Aqua America Inc.	4,254,395	141,203,370

		141,203,370
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Telephone & Data Systems Inc.	2,207,566	61,569,016

		61,569,016

TOTAL COMMON STOCKS
(Cost: $35,518,471,429)		40,329,798,110

SHORT-TERM INVESTMENTS — 7.12%

MONEY MARKET FUNDS — 7.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	2,819,911,711	2,820,757,684
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	45,696,491	45,696,491

		2,866,454,175

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,866,010,549)		2,866,454,175

TOTAL INVESTMENTS IN SECURITIES — 107.20% (Cost: $38,384,481,978)		43,196,252,285
Other Assets, Less Liabilities — (7.20)%		(2,903,217,109)

NET ASSETS — 100.00%		$40,293,035,176

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

13

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.03%
AAR Corp.	1,430,510	$54,044,668
Aerojet Rocketdyne Holdings Inc.[a,b]	3,356,906	117,525,279
Aerovironment Inc.[a,b]	953,148	51,584,370
Axon Enterprise Inc.[a,b]	2,346,858	53,203,271
Cubic Corp.	1,116,111	56,921,661
Engility Holdings Inc.[a,b]	796,401	27,619,186
Mercury Systems Inc.[a,b]	2,147,492	111,411,885
Moog Inc. Class Aa	1,439,583	120,104,410
National Presto Industries Inc.	227,326	24,198,853
Triumph Group Inc.[b]	2,204,662	65,588,694

		682,202,277
AIR FREIGHT & LOGISTICS — 0.71%
Atlas Air Worldwide Holdings Inc.[a,b]	1,133,147	74,561,072
Echo Global Logistics Inc.[a,b]	1,188,747	22,407,881
Forward Air Corp.	1,342,503	76,831,447
Hub Group Inc. Class Aa,b	1,472,344	63,237,175

		237,037,575
AIRLINES — 0.79%
Allegiant Travel Co.	560,532	73,822,064
Hawaiian Holdings Inc.[a,b]	2,379,580	89,353,229
SkyWest Inc.	2,306,571	101,258,467

		264,433,760
AUTO COMPONENTS — 1.77%
American Axle & Manufacturing Holdings Inc.[a,b]	3,746,661	65,866,300
Cooper-Standard Holdings Inc.[a,b]	713,864	82,786,808
Dorman Products Inc.[a,b]	1,348,917	96,609,436
Fox Factory Holding Corp.[a,b]	1,678,923	72,361,581
Gentherm Inc.[a,b]	1,643,359	61,050,787
LCI Industries	1,107,481	128,301,674
Motorcar Parts of America Inc.[a,b]	853,531	25,145,023
Standard Motor Products Inc.	914,348	44,117,291
Superior Industries International Inc.	1,055,836	17,579,670

		593,818,570
AUTOMOBILES — 0.17%
Winnebago Industries Inc.	1,290,775	57,762,181

		57,762,181
BANKS — 7.53%
Ameris Bancorp.	1,660,608	79,709,184
Banc of California Inc.	1,911,884	39,671,593
Banner Corp.	1,474,682	90,368,513
Boston Private Financial Holdings Inc.	3,774,878	62,474,231
Brookline Bancorp. Inc.	3,426,033	53,103,511
Central Pacific Financial Corp.	1,188,380	38,242,068
City Holding Co.[b]	701,796	50,466,150

Security	Shares	Value
Columbia Banking System Inc.	2,593,725	$109,221,760
Community Bank System Inc.	2,245,583	124,068,461
Customers Bancorp. Inc.[a,b]	1,295,397	42,255,850
CVB Financial Corp.	4,581,407	110,732,607
Fidelity Southern Corp.	996,657	23,560,971
First BanCorp./Puerto Rico[a]	8,150,686	41,731,512
First Commonwealth Financial Corp.	4,375,327	61,823,370
First Financial Bancorp.	2,779,708	72,689,364
First Financial Bankshares Inc.	2,949,366	133,311,343
First Midwest Bancorp. Inc./IL	4,593,402	107,577,475
Glacier Bancorp. Inc.	3,482,677	131,505,883
Great Western Bancorp. Inc.	2,607,578	107,640,820
Hanmi Financial Corp.	1,457,202	45,100,402
Hope Bancorp Inc.	5,712,589	101,169,951
Independent Bank Corp./Rockland MA	1,218,961	90,995,439
LegacyTexas Financial Group Inc.	1,824,681	72,841,266
National Bank Holdings Corp. Class A	1,201,466	42,880,322
NBT Bancorp. Inc.	1,952,275	71,687,538
OFG Bancorp.	2,029,692	18,571,682
Old National Bancorp./IN	6,060,609	110,909,145
Opus Bank[b]	812,143	19,491,432
S&T Bancorp. Inc.	1,570,272	62,151,366
ServisFirst Bancshares Inc.[b]	1,998,907	77,657,537
Simmons First National Corp. Class A	1,431,184	82,865,554
Southside Bancshares Inc.	1,200,408	43,646,835
Tompkins Financial Corp.	555,563	47,856,197
United Community Banks Inc./GA	3,243,524	92,570,175
Westamerica Bancorp.	1,176,474	70,047,262

		2,530,596,769
BEVERAGES — 0.13%
Coca-Cola Bottling Co. Consolidated[b]	207,656	44,801,782

		44,801,782
BIOTECHNOLOGY — 2.13%
Acorda Therapeutics Inc.[a,b]	2,074,832	49,069,777
AMAG Pharmaceuticals Inc.[a,b]	1,588,333	29,304,744
Cytokinetics Inc.[a,b]	2,265,492	32,849,634
Eagle Pharmaceuticals Inc./DEa,b	381,386	22,745,861
Emergent BioSolutions Inc.[a,b]	1,574,585	63,691,963
Enanta Pharmaceuticals Inc.[a,b]	638,979	29,904,217
Ligand Pharmaceuticals Inc.[a,b]	932,191	126,917,805
MiMedx Group Inc.[a,b]	4,632,826	55,037,973
Momenta Pharmaceuticals Inc.[a,b]	3,421,069	63,289,776
Myriad Genetics Inc.[a,b]	3,040,526	110,006,231
Progenics Pharmaceuticals Inc.[a,b]	3,072,552	22,613,983
Repligen Corp.[a,b]	1,679,773	64,368,901
Spectrum Pharmaceuticals Inc.[a,b]	3,349,636	47,129,379

		716,930,244
BUILDING PRODUCTS — 2.11%
AAON Inc.	1,806,439	62,276,984
American Woodmark Corp.[a]	639,509	61,552,741
Apogee Enterprises Inc.	1,275,679	61,564,269
Gibraltar Industries Inc.[a,b]	1,413,883	44,042,455
Griffon Corp.	1,363,085	30,260,487

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value
Insteel Industries Inc.[b]	798,924	$20,859,906
Patrick Industries Inc.[a,b]	714,800	60,114,680
PGT Innovations Inc.[a,b]	2,218,363	33,164,527
Quanex Building Products Corp.	1,550,870	35,592,466
Simpson Manufacturing Co. Inc.	1,881,478	92,267,681
Trex Co. Inc.[a,b]	1,306,428	117,669,970
Universal Forest Products Inc.	913,341	89,653,553

		709,019,719
CAPITAL MARKETS — 1.96%
Donnelley Financial Solutions Inc.[a]	1,529,604	32,978,262
Evercore Inc. Class A	1,743,899	139,947,895
Financial Engines Inc.[b]	2,825,236	98,176,951
Greenhill & Co. Inc.	1,228,768	20,397,549
Interactive Brokers Group Inc. Class A	3,186,440	143,517,258
INTL. FCStone Inc.[a]	703,892	26,973,141
Investment Technology Group Inc.	1,095,325	24,250,495
Piper Jaffray Companies	635,441	37,713,423
Virtus Investment Partners Inc.	324,765	37,688,978
Waddell & Reed Financial Inc. Class A	2,406,423	48,296,910
WisdomTree Investments Inc.	4,950,387	50,394,940

		660,335,802
CHEMICALS — 3.00%
A Schulman Inc.	1,292,832	44,150,213
AdvanSix Inc.[a,b]	1,361,154	54,105,871
American Vanguard Corp.[b]	1,193,683	27,335,341
Balchem Corp.	1,419,814	115,416,680
Calgon Carbon Corp.	2,267,725	48,529,315
Flotek Industries Inc.[a,b]	2,473,612	11,502,296
FutureFuel Corp.	1,149,202	18,088,439
Hawkins Inc.	424,417	17,316,214
HB Fuller Co.	2,245,095	130,350,216
Ingevity Corp.[a]	1,870,429	116,845,700
Innophos Holdings Inc.	877,866	43,182,229
Innospec Inc.	1,083,335	66,787,603
Koppers Holdings Inc.[a]	933,190	43,066,718
Kraton Corp.[a,b]	1,393,367	56,347,761
LSB Industries Inc.[a,b]	942,878	7,486,451
Quaker Chemical Corp.	591,324	87,486,386
Rayonier Advanced Materials Inc.	1,950,986	26,728,508
Stepan Co.	878,489	73,494,390
Tredegar Corp.	1,130,078	20,341,404

		1,008,561,735
COMMERCIAL SERVICES & SUPPLIES — 3.14%
ABM Industries Inc.	2,483,374	103,581,530
Brady Corp. Class A	2,121,775	80,521,361
Essendant Inc.	1,722,568	22,686,221
Healthcare Services Group Inc.	3,256,582	175,757,730
Interface Inc.	2,763,731	60,525,709
LSC Communications Inc.	1,562,162	25,791,295
Matthews International Corp. Class A	1,439,540	89,611,365

Security	Shares	Value
Mobile Mini Inc.	1,982,939	$68,312,249
Multi-Color Corp.[b]	620,079	50,815,474
RR Donnelley & Sons Co.	3,119,174	32,127,492
Team Inc.[a,b]	1,298,507	17,335,068
Tetra Tech Inc.	2,512,407	116,952,546
U.S. Ecology Inc.	980,462	52,748,856
UniFirst Corp./MAb	685,120	103,795,680
Viad Corp.	916,525	55,816,372

		1,056,378,948
COMMUNICATIONS EQUIPMENT — 1.70%
ADTRAN Inc.	2,147,311	51,535,464
Applied Optoelectronics Inc.[a,b]	866,816	56,056,991
Black Box Corp.	717,541	2,332,008
CalAmp Corp.[a,b]	1,590,626	36,982,055
Comtech Telecommunications Corp.	1,064,673	21,857,737
Digi International Inc.[a,b]	1,234,002	13,080,421
Harmonic Inc.[a,b]	3,659,666	11,161,981
Lumentum Holdings Inc.[a,b]	2,740,683	148,956,121
NETGEAR Inc.[a,b]	1,394,504	66,378,390
Oclaro Inc.[a,b]	7,564,521	65,281,816
Viavi Solutions Inc.[a,b]	10,158,632	96,100,659

		569,723,643
CONSTRUCTION & ENGINEERING — 0.37%
Aegion Corp.[a,b]	1,486,195	34,598,620
Comfort Systems USA Inc.	1,656,642	59,142,119
MYR Group Inc.[a,b]	757,261	22,066,586
Orion Group Holdings Inc.[a,b]	1,325,622	8,696,080

		124,503,405
CONSTRUCTION MATERIALS — 0.15%
U.S. Concrete Inc.[a,b]	675,411	51,533,859

		51,533,859
CONSUMER FINANCE — 1.17%
Encore Capital Group Inc.[a,b]	806,060	35,708,458
Enova International Inc.[a,b]	1,523,057	20,485,117
EZCORP Inc. Class Aa,b	2,300,975	21,859,262
FirstCash Inc.	2,127,255	134,336,153
Green Dot Corp. Class Aa,b	2,017,469	100,026,113
PRA Group Inc.[a,b]	2,019,968	57,872,083
World Acceptance Corp.[a]	263,438	21,836,376

		392,123,562
CONTAINERS & PACKAGING — 0.06%
Myers Industries Inc.	990,866	20,758,643

		20,758,643
DISTRIBUTORS — 0.20%
Core-Mark Holding Co. Inc.	2,079,267	66,827,641

		66,827,641

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.44%
American Public Education Inc.[a]	740,809	$15,594,029
Capella Education Co.	529,082	37,115,102
Career Education Corp.[a,b]	2,969,480	30,852,897
Regis Corp.[a,b]	1,595,817	22,772,309
Strayer Education Inc.[b]	479,595	41,854,256

		148,188,593
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.16%
ATN International Inc.	502,925	26,504,148
Cincinnati Bell Inc.[a]	1,905,211	37,818,438
Cogent Communications Holdings Inc.	1,836,738	89,816,488
Consolidated Communications Holdings Inc.	2,889,578	55,133,148
General Communication Inc. Class Aa,b	1,187,552	48,440,246
Iridium Communications Inc.[a,b]	3,687,033	37,976,440
Lumos Networks Corp.[a,b]	1,088,277	19,501,924
Vonage Holdings Corp.[a]	9,279,520	75,535,293

		390,726,125
ELECTRIC UTILITIES — 0.82%
ALLETE Inc.	2,266,045	175,142,618
El Paso Electric Co.	1,815,385	100,300,021

		275,442,639
ELECTRICAL EQUIPMENT — 0.51%
AZZ Inc.	1,162,465	56,612,046
Encore Wire Corp.	939,079	42,047,262
General Cable Corp.	2,236,625	42,160,381
Powell Industries Inc.	397,600	11,924,024
Vicor Corp.[a,b]	727,770	17,175,372

		169,919,085
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.40%
Anixter International Inc.[a]	1,284,789	109,207,065
Badger Meter Inc.	1,306,812	64,033,788
Bel Fuse Inc. Class B	448,994	14,008,613
Benchmark Electronics Inc.[a]	2,231,830	76,216,994
Control4 Corp.[a,b]	847,489	24,967,026
CTS Corp.	1,469,195	35,407,599
Daktronics Inc.	1,764,794	18,653,873
Electro Scientific Industries Inc.[a]	1,488,574	20,720,950
ePlus Inc.[a,b]	636,237	58,820,111
Fabrinet[a,b]	1,676,720	62,139,243
FARO Technologies Inc.[a,b]	761,406	29,123,779
II-VI Inc.[a,b]	2,477,881	101,964,803
Insight Enterprises Inc.[a,b]	1,596,972	73,332,954
Itron Inc.[a]	1,509,454	116,907,212
KEMET Corp.[a]	2,169,358	45,838,535
Methode Electronics Inc.	1,651,793	69,953,434
MTS Systems Corp.	753,340	40,266,023
OSI Systems Inc.[a,b]	785,272	71,750,303

Security	Shares	Value
Park Electrochemical Corp.	845,124	$15,634,794
Plexus Corp.[a,b]	1,502,786	84,276,239
Rogers Corp.[a,b]	812,795	108,329,318
Sanmina Corp.[a]	3,348,569	124,399,338
ScanSource Inc.[a]	1,137,500	49,651,875
TTM Technologies Inc.[a,b]	4,112,268	63,205,559

		1,478,809,428
ENERGY EQUIPMENT & SERVICES — 2.09%
Archrock Inc.	3,193,128	40,073,756
Atwood Oceanics Inc.[a,b]	3,629,773	34,083,568
Bristow Group Inc.[b]	1,408,588	13,170,298
CARBO Ceramics Inc.[a,b]	968,458	8,357,793
Era Group Inc.[a,b]	916,953	10,260,704
Exterran Corp.[a]	1,417,989	44,822,632
Geospace Technologies Corp.[a,b]	640,039	11,405,495
Gulf Island Fabrication Inc.[b]	655,934	8,330,362
Helix Energy Solutions Group Inc.[a]	6,160,073	45,522,940
Matrix Service Co.[a,b]	1,229,626	18,690,315
McDermott International Inc.[a,b]	12,616,300	91,720,501
Newpark Resources Inc.[a,b]	3,777,365	37,773,650
Noble Corp. PLC[a,b]	10,745,382	49,428,757
Oil States International Inc.[a]	2,264,817	57,413,111
Pioneer Energy Services Corp.[a,b]	3,724,621	9,497,784
SEACOR Holdings Inc.[a,b]	745,146	34,358,682
Tesco Corp.[a]	2,042,731	11,132,884
TETRA Technologies Inc.[a,b]	5,228,548	14,953,647
U.S. Silica Holdings Inc.[b]	3,603,956	111,974,913
Unit Corp.[a,b]	2,365,234	48,676,516

		701,648,308
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.56%
Acadia Realty Trust[b]	3,655,202	104,611,881
Agree Realty Corp.[b]	1,281,073	62,875,063
American Assets Trust Inc.[b]	1,859,562	73,954,781
Armada Hoffler Properties Inc.[b]	2,024,628	27,960,113
CareTrust REIT Inc.[b]	3,405,464	64,840,035
CBL & Associates Properties Inc.[b]	7,387,879	61,984,305
Cedar Realty Trust Inc.[b]	3,556,734	19,988,845
Chatham Lodging Trust[b]	1,767,273	37,678,260
Chesapeake Lodging Trust[b]	2,687,732	72,488,132
DiamondRock Hospitality Co.[b]	8,899,051	97,444,608
EastGroup Properties Inc.[b]	1,531,429	134,949,523
Four Corners Property Trust Inc.[b]	2,741,653	68,321,993
Franklin Street Properties Corp.[b]	4,817,368	51,160,448
Getty Realty Corp.[b]	1,453,274	41,578,169
Government Properties Income Trust[b]	2,806,516	52,678,305
Hersha Hospitality Trust[b]	1,770,477	33,054,806
Independence Realty Trust Inc.[b]	3,647,421	37,094,272
Kite Realty Group Trust[b]	3,613,322	73,169,771
Lexington Realty Trust[b]	9,621,174	98,328,398
LTC Properties Inc.[b]	1,773,778	83,332,090
National Storage Affiliates Trust[b]	1,966,253	47,661,973
Parkway Inc.	1,924,390	44,318,702
Pennsylvania REIT[b]	3,153,163	33,076,680
PS Business Parks Inc.[b]	887,079	118,425,046
Ramco-Gershenson Properties Trust[b]	3,525,906	45,872,037

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value
Retail Opportunity Investments Corp.[b]	4,875,029	$92,674,301
Saul Centers Inc.[b]	532,703	32,979,643
Summit Hotel Properties Inc.	4,673,132	74,723,381
Universal Health Realty Income Trust[b]	559,082	42,205,100
Urstadt Biddle Properties Inc. Class Ab	1,351,380	29,324,946
Whitestone REIT[b]	744,346	9,713,715

		1,868,469,322
FOOD & STAPLES RETAILING — 0.36%
Andersons Inc. (The)	1,186,092	40,623,651
SpartanNash Co.	1,675,825	44,191,505
SUPERVALU Inc.[a,b]	1,725,817	37,536,520

		122,351,676
FOOD PRODUCTS — 1.56%
B&G Foods Inc.[b]	2,954,257	94,093,085
Bob Evans Farms Inc./DE	894,097	69,301,458
Cal-Maine Foods Inc.[a,b]	1,337,087	54,954,276
Calavo Growers Inc.[b]	710,015	51,973,098
Darling Ingredients Inc.[a,b]	7,342,904	128,647,678
J&J Snack Foods Corp.	669,195	87,865,303
John B Sanfilippo & Son Inc.	397,734	26,771,476
Seneca Foods Corp. Class Aa,b	321,563	11,093,924

		524,700,298
GAS UTILITIES — 1.08%
Northwest Natural Gas Co.	1,273,648	82,022,931
South Jersey Industries Inc.	3,530,913	121,922,426
Spire Inc.	2,152,380	160,675,167

		364,620,524
HEALTH CARE EQUIPMENT & SUPPLIES — 4.43%
Abaxis Inc.	1,017,886	45,448,610
Analogic Corp.	557,733	46,710,139
AngioDynamics Inc.[a]	1,647,980	28,163,978
Anika Therapeutics Inc.[a,b]	660,102	38,285,916
Cantel Medical Corp.[b]	1,575,636	148,377,642
CONMED Corp.	1,111,493	58,320,038
CryoLife Inc.[a,b]	1,505,039	34,164,385
Haemonetics Corp.[a]	2,352,717	105,566,412
Heska Corp.[a,b]	293,383	25,844,108
ICU Medical Inc.[a,b]	665,670	123,714,769
Inogen Inc.[a,b]	762,166	72,481,987
Integer Holdings Corp.[a]	1,262,024	64,552,528
Integra LifeSciences Holdings Corp.[a,b]	2,809,726	141,834,968
Invacare Corp.[b]	1,448,809	22,818,742
Lantheus Holdings Inc.[a,b]	1,348,085	23,995,913
LeMaitre Vascular Inc.	671,978	25,145,417
Meridian Bioscience Inc.	1,902,385	27,204,105
Merit Medical Systems Inc.[a,b]	2,241,982	94,947,938
Natus Medical Inc.[a,b]	1,472,790	55,229,625
Neogen Corp.[a,b]	1,697,209	131,465,809

Security	Shares	Value
OraSure Technologies Inc.[a,b]	2,668,276	$60,036,210
Orthofix International NVa,b	817,138	38,609,770
Surmodics Inc.[a,b]	582,486	18,057,066
Varex Imaging Corp.[a,b]	1,686,315	57,064,900

		1,488,040,975
HEALTH CARE PROVIDERS & SERVICES — 3.44%
Aceto Corp.	1,337,781	15,023,281
Almost Family Inc.[a,b]	566,461	30,418,956
Amedisys Inc.[a,b]	1,272,606	71,215,032
AMN Healthcare Services Inc.[a,b]	2,130,173	97,348,906
BioTelemetry Inc.[a,b]	1,384,404	45,685,332
Chemed Corp.	712,895	144,040,435
Community Health Systems Inc.[a,b]	5,161,749	39,642,232
CorVel Corp.[a]	431,963	23,498,787
Cross Country Healthcare Inc.[a,b]	1,617,221	23,013,055
Diplomat Pharmacy Inc.[a,b]	2,107,612	43,648,645
Ensign Group Inc. (The)	2,149,038	48,546,768
HealthEquity Inc.[a,b]	2,252,278	113,920,221
Kindred Healthcare Inc.	3,908,191	26,575,699
Landauer Inc.	438,858	29,535,143
LHC Group Inc.[a]	730,889	51,834,648
Magellan Health Inc.[a,b]	1,059,179	91,407,148
PharMerica Corp.[a,b]	1,402,445	41,091,638
Providence Service Corp. (The)[a]	511,400	27,656,512
Quorum Health Corp.[a,b]	1,384,062	7,169,441
Select Medical Holdings Corp.[a]	4,724,856	90,717,235
Tivity Health Inc.[a,b]	1,498,294	61,130,395
U.S. Physical Therapy Inc.	558,962	34,348,215

		1,157,467,724
HEALTH CARE TECHNOLOGY — 0.70%
Computer Programs & Systems Inc.[b]	507,970	15,010,514
HealthStream Inc.[a,b]	1,133,371	26,486,880
HMS Holdings Corp.[a,b]	3,770,229	74,876,748
Omnicell Inc.[a,b]	1,657,460	84,613,333
Quality Systems Inc.[a]	2,089,275	32,864,296

		233,851,771
HOTELS, RESTAURANTS & LEISURE — 2.74%
Belmond Ltd. Class Aa,b	3,769,165	51,449,102
Biglari Holdings Inc.[a,b]	46,837	15,610,304
BJ’s Restaurants Inc.[a,b]	847,603	25,809,511
Boyd Gaming Corp.	3,682,590	95,931,469
Chuy’s Holdings Inc.[a,b]	758,496	15,966,341
Dave & Buster’s Entertainment Inc.[a,b]	1,868,937	98,081,814
DineEquity Inc.	810,317	34,827,425
El Pollo Loco Holdings Inc.[a,b]	998,553	12,132,419
Fiesta Restaurant Group Inc.[a,b]	1,212,960	23,046,240
Marcus Corp. (The)	854,071	23,657,767
Marriott Vacations Worldwide Corp.	1,068,737	133,089,819
Monarch Casino & Resort Inc.[a,b]	514,702	20,346,170
Penn National Gaming Inc.[a,b]	3,032,595	70,932,397
Red Robin Gourmet Burgers Inc.[a,b]	581,763	38,978,121
Ruby Tuesday Inc.[a,b]	2,997,704	6,415,086
Ruth’s Hospitality Group Inc.	1,314,423	27,537,162

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value
Scientific Games Corp. Class Aa,b	2,344,025	$107,473,546
Shake Shack Inc. Class Aa,b	820,186	27,254,781
Sonic Corp.	1,869,856	47,587,835
Wingstop Inc.[b]	1,301,405	43,271,716

		919,399,025
HOUSEHOLD DURABLES — 2.02%
Cavco Industries Inc.[a,b]	380,824	56,190,581
Ethan Allen Interiors Inc.	1,136,509	36,822,892
Installed Building Products Inc.[a,b]	940,465	60,942,132
iRobot Corp.[a,b]	1,229,399	94,737,487
La-Z-Boy Inc.	2,139,104	57,541,898
LGI Homes Inc.[a,b]	778,121	37,793,337
M/I Homes Inc.[a]	1,115,395	29,814,508
MDC Holdings Inc.	1,843,866	61,234,790
Meritage Homes Corp.[a,b]	1,696,867	75,340,895
TopBuild Corp.[a,b]	1,579,049	102,906,623
Universal Electronics Inc.[a,b]	650,699	41,254,317
William Lyon Homes Class Aa,b	1,049,961	24,138,603

		678,718,063
HOUSEHOLD PRODUCTS — 0.44%
Central Garden & Pet Co.[a,b]	475,240	18,458,322
Central Garden & Pet Co. Class Aa,b	1,568,132	58,318,829
WD-40 Co.	628,892	70,373,015

		147,150,166
INDUSTRIAL CONGLOMERATES — 0.16%
Raven Industries Inc.	1,620,159	52,493,152

		52,493,152
INSURANCE — 2.96%
American Equity Investment Life Holding Co.	2,656,359	77,246,920
AMERISAFE Inc.	853,450	49,670,790
eHealth Inc.[a,b]	738,787	17,649,621
Employers Holdings Inc.	1,454,884	66,124,478
HCI Group Inc.[b]	370,429	14,168,909
Horace Mann Educators Corp.	1,818,930	71,574,896
Infinity Property & Casualty Corp.	493,606	46,497,685
Maiden Holdings Ltd.	2,837,501	22,558,133
Navigators Group Inc. (The)	1,002,623	58,503,052
ProAssurance Corp.	2,372,246	129,643,244
RLI Corp.	1,722,041	98,776,272
Safety Insurance Group Inc.	453,961	34,637,224
Selective Insurance Group Inc.	2,592,955	139,630,627
Stewart Information Services Corp.	1,074,217	40,562,434
Third Point Reinsurance Ltd.[a,b]	2,820,075	43,993,170
United Fire Group Inc.	795,928	36,469,421
United Insurance Holdings Corp.	930,788	15,171,844
Universal Insurance Holdings Inc.	1,459,598	33,570,754

		996,449,474

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.56%
FTD Companies Inc.[a,b]	793,091	$10,341,907
Nutrisystem Inc.	1,331,503	74,431,018
PetMed Express Inc.	931,788	30,888,772
Shutterfly Inc.[a,b]	1,492,336	72,348,449

		188,010,146
INTERNET SOFTWARE & SERVICES — 1.17%
Blucora Inc.[a]	2,018,296	51,062,889
DHI Group Inc.[a,b]	2,277,810	5,922,306
Liquidity Services Inc.[a,b]	1,252,736	7,391,142
LivePerson Inc.[a,b]	2,397,388	32,484,607
NIC Inc.	2,927,997	50,215,149
QuinStreet Inc.[a,b]	1,574,117	11,569,760
Shutterstock Inc.[a,b]	804,946	26,796,652
SPS Commerce Inc.[a,b]	771,715	43,763,958
Stamps.com Inc.[a,b]	701,267	142,111,758
XO Group Inc.[a,b]	1,099,744	21,631,964

		392,950,185
IT SERVICES — 1.70%
CACI International Inc. Class Aa,b	1,090,971	152,026,809
Cardtronics PLC Class Aa,b	2,037,839	46,890,675
CSG Systems International Inc.	1,507,558	60,453,076
ExlService Holdings Inc.[a,b]	1,496,089	87,251,910
Forrester Research Inc.	441,465	18,475,310
ManTech International Corp./VA Class A	1,149,190	50,736,739
Perficient Inc.[a]	1,582,194	31,121,756
Sykes Enterprises Inc.[a,b]	1,792,575	52,271,487
TeleTech Holdings Inc.	635,653	26,538,513
Virtusa Corp.[a,b]	1,223,382	46,219,372

		571,985,647
LEISURE PRODUCTS — 0.55%
Callaway Golf Co.	4,196,145	60,550,372
Nautilus Inc.[a,b]	1,412,404	23,869,628
Sturm Ruger & Co. Inc.[b]	790,407	40,864,042
Vista Outdoor Inc.[a,b]	2,534,235	58,135,351

		183,419,393
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Cambrex Corp.[a,b]	1,463,722	80,504,710
Luminex Corp.[b]	1,838,465	37,375,993

		117,880,703
MACHINERY — 5.58%
Actuant Corp. Class Ab	2,669,821	68,347,418
Alamo Group Inc.	423,617	45,483,757
Albany International Corp. Class A	1,292,549	74,192,313
Astec Industries Inc.	848,977	47,551,202
Barnes Group Inc.	2,204,175	155,262,087
Briggs & Stratton Corp.	1,922,085	45,168,997
Chart Industries Inc.[a,b]	1,372,656	53,849,295

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value
CIRCOR International Inc.[b]	742,385	$40,408,016
EnPro Industries Inc.	956,544	77,030,488
ESCO Technologies Inc.	1,151,203	69,014,620
Federal Signal Corp.	2,670,527	56,828,815
Franklin Electric Co. Inc.	1,716,153	76,969,462
Greenbrier Companies Inc. (The)[b]	1,277,548	61,513,936
Harsco Corp.[a]	3,584,740	74,921,066
Hillenbrand Inc.	2,818,832	109,511,623
John Bean Technologies Corp.[b]	1,408,351	142,384,286
Lindsay Corp.[b]	475,402	43,689,444
Lydall Inc.[a]	772,861	44,284,935
Mueller Industries Inc.	2,565,533	89,665,378
Proto Labs Inc.[a,b]	1,096,145	88,020,443
SPX Corp.[a]	1,907,171	55,956,397
SPX FLOW Inc.[a,b]	1,875,384	72,314,807
Standex International Corp.	571,383	60,680,875
Tennant Co.	788,586	52,204,393
Titan International Inc.[b]	2,233,918	22,674,268
Wabash National Corp.[b]	2,649,723	60,466,679
Watts Water Technologies Inc. Class A	1,235,491	85,495,977

		1,873,890,977
MARINE — 0.16%
Matson Inc.	1,936,442	54,568,936

		54,568,936
MEDIA — 0.82%
EW Scripps Co. (The) Class Aa,b	2,481,933	47,429,740
Gannett Co. Inc.	5,110,472	45,994,248
New Media Investment Group Inc.	2,396,653	35,446,498
Scholastic Corp.	1,251,167	46,543,412
Time Inc.	4,469,797	60,342,260
World Wrestling Entertainment Inc. Class A	1,739,513	40,965,531

		276,721,689
METALS & MINING — 0.94%
AK Steel Holding Corp.[a,b]	13,986,425	78,184,116
Century Aluminum Co.[a,b]	2,177,916	36,109,847
Gerber Scientific Inc. Escrow[a,c]	349,019	3,490
Haynes International Inc.	572,864	20,571,546
Kaiser Aluminum Corp.	745,936	76,935,839
Materion Corp.	890,308	38,416,790
Olympic Steel Inc.[b]	420,247	9,245,434
SunCoke Energy Inc.[a]	2,900,718	26,512,563
TimkenSteel Corp.[a]	1,732,476	28,585,854

		314,565,479
MORTGAGE REAL ESTATE INVESTMENT — 0.50%
Apollo Commercial Real Estate Finance Inc.[b]	4,286,934	77,636,375
ARMOUR Residential REIT Inc.	1,797,040	48,340,376
Capstead Mortgage Corp.[b]	4,233,779	40,855,967

		166,832,718

Security	Shares	Value
MULTI-UTILITIES — 0.44%
Avista Corp.	2,861,613	$148,145,705

		148,145,705
MULTILINE RETAIL — 0.49%
Fred’s Inc. Class Ab	1,500,732	9,664,714
JC Penney Co. Inc.[a,b]	13,924,759	53,053,332
Ollie’s Bargain Outlet Holdings Inc.[a,b]	2,182,700	101,277,280

		163,995,326
OIL, GAS & CONSUMABLE FUELS — 1.21%
Bill Barrett Corp.[a,b]	3,519,584	15,099,015
Carrizo Oil & Gas Inc.[a,b]	3,437,382	58,882,354
Cloud Peak Energy Inc.[a,b]	3,416,890	12,505,817
Contango Oil & Gas Co.[a,b]	1,072,471	5,394,529
Denbury Resources Inc.[a,b]	17,667,473	23,674,414
Green Plains Inc.	1,760,347	35,470,992
PDC Energy Inc.[a,b]	2,930,650	143,689,770
REX American Resources Corp.[a,b]	256,990	24,113,372
SRC Energy Inc.[a,b]	8,969,105	86,731,245

		405,561,508
PAPER & FOREST PRODUCTS — 1.14%
Boise Cascade Co.[a]	1,723,485	60,149,626
Clearwater Paper Corp.[a,b]	739,567	36,423,675
Deltic Timber Corp.[b]	489,558	43,291,614
KapStone Paper and Packaging Corp.	3,875,649	83,287,697
Neenah Paper Inc.	751,506	64,291,338
PH Glatfelter Co.	1,961,237	38,146,060
Schweitzer-Mauduit International Inc.	1,378,878	57,168,282

		382,758,292
PERSONAL PRODUCTS — 0.18%
Inter Parfums Inc.	772,142	31,850,857
Medifast Inc.	478,926	28,433,837

		60,284,694
PHARMACEUTICALS — 1.90%
Amphastar Pharmaceuticals Inc.[a,b]	1,580,379	28,241,373
ANI Pharmaceuticals Inc.[a,b]	404,879	21,252,099
Depomed Inc.[a,b]	2,818,923	16,321,564
Impax Laboratories Inc.[a,b]	3,293,680	66,861,704
Innoviva Inc.[a,b]	3,341,156	47,177,123
Lannett Co. Inc.[a,b]	1,325,220	24,450,309
Medicines Co. (The)[a,b]	2,839,909	105,190,229
Nektar Therapeutics[a,b]	6,953,606	166,886,544
Phibro Animal Health Corp. Series A	869,275	32,206,639
SciClone Pharmaceuticals Inc.[a]	2,295,248	25,706,777
Sucampo Pharmaceuticals Inc. Class Aa,b	1,136,763	13,413,803
Supernus Pharmaceuticals Inc.[a,b]	2,252,429	90,097,160

		637,805,324

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value
PROFESSIONAL SERVICES — 2.07%
Exponent Inc.	1,153,472	$85,241,581
FTI Consulting Inc.[a,b]	1,768,604	62,750,070
Heidrick & Struggles International Inc.	858,004	18,146,784
Insperity Inc.	829,790	73,021,520
Kelly Services Inc. Class A	1,356,844	34,043,216
Korn/Ferry International	2,568,664	101,282,421
Navigant Consulting Inc.[a,b]	2,103,791	35,596,144
On Assignment Inc.[a,b]	2,214,579	118,878,601
Resources Connection Inc.	1,273,101	17,696,104
TrueBlue Inc.[a,b]	1,888,489	42,396,578
WageWorks Inc.[a,b]	1,763,771	107,060,900

		696,113,919
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.40%
Forestar Group Inc.[a]	1,024,409	17,619,835
HFF Inc. Class A	1,638,863	64,833,420
RE/MAX Holdings Inc. Class A	794,981	50,521,043

		132,974,298
ROAD & RAIL — 0.64%
ArcBest Corp.	1,149,504	38,450,909
Heartland Express Inc.[b]	2,198,337	55,134,292
Marten Transport Ltd.[b]	1,745,086	35,861,517
Roadrunner Transportation Systems Inc.[a,b]	1,475,912	14,065,442
Saia Inc.[a,b]	1,124,308	70,437,896

		213,950,056
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.93%
Advanced Energy Industries Inc.[a,b]	1,777,631	143,561,480
Brooks Automation Inc.	3,088,396	93,763,703
Cabot Microelectronics Corp.	1,124,668	89,894,713
CEVA Inc.[a,b]	972,248	41,612,214
Cohu Inc.	1,216,604	29,003,839
Diodes Inc.[a]	1,696,286	50,769,840
DSP Group Inc.[a,b]	1,022,441	13,291,733
Kopin Corp.[a,b]	2,762,935	11,521,439
Kulicke & Soffa Industries Inc.[a,b]	3,164,235	68,252,549
MaxLinear Inc.[a,b]	2,688,506	63,852,018
MKS Instruments Inc.	2,417,908	228,371,411
Nanometrics Inc.[a]	1,136,873	32,741,942
Power Integrations Inc.	1,316,789	96,388,955
Rambus Inc.[a,b]	4,828,158	64,455,909
Rudolph Technologies Inc.[a,b]	1,401,276	36,853,559
Semtech Corp.[a]	2,930,899	110,055,257
SolarEdge Technologies Inc.[a,b]	1,558,593	44,497,830
Veeco Instruments Inc.[a,b]	2,118,608	45,338,211
Xperi Corp.	2,214,720	56,032,416

		1,320,259,018

Security	Shares	Value
SOFTWARE — 2.01%
8x8 Inc.[a,b]	4,061,159	$54,825,646
Agilysys Inc.[a,b]	738,464	8,824,645
Barracuda Networks Inc.[a,b]	1,774,498	42,996,087
Bottomline Technologies de Inc.[a,b]	1,589,602	50,597,032
Ebix Inc.[b]	973,811	63,541,168
Gigamon Inc.[a,b]	1,673,162	70,523,778
MicroStrategy Inc. Class Aa,b	411,584	52,563,393
Monotype Imaging Holdings Inc.	1,859,176	35,789,138
Progress Software Corp.	2,155,121	82,260,969
Qualys Inc.[a,b]	1,388,283	71,913,059
Synchronoss Technologies Inc.[a,b]	1,847,068	17,233,144
TiVo Corp.	5,416,957	107,526,596
VASCO Data Security International Inc.[a]	1,352,596	16,298,782

		674,893,437
SPECIALTY RETAIL — 4.03%
Abercrombie & Fitch Co. Class A	3,021,843	43,635,413
Asbury Automotive Group Inc.[a,b]	832,916	50,891,168
Ascena Retail Group Inc.[a,b]	7,787,498	19,079,370
Barnes & Noble Education Inc.[a,b]	1,735,090	11,295,436
Barnes & Noble Inc.	2,605,705	19,803,358
Big 5 Sporting Goods Corp.	945,887	7,236,035
Buckle Inc. (The)	1,296,015	21,837,853
Caleres Inc.	1,930,431	58,916,754
Cato Corp. (The) Class A	1,074,918	14,221,165
Chico’s FAS Inc.	5,764,239	51,589,939
Children’s Place Inc. (The)	787,304	93,019,968
DSW Inc. Class A	3,258,161	69,985,298
Express Inc.[a,b]	3,451,343	23,331,079
Finish Line Inc. (The) Class A	1,809,463	21,767,840
Five Below Inc.[a,b]	2,452,395	134,587,438
Francesca’s Holdings Corp.[a,b]	1,570,039	11,555,487
Genesco Inc.[a,b]	888,832	23,642,931
Group 1 Automotive Inc.	876,757	63,529,812
Guess? Inc.	2,694,900	45,894,147
Haverty Furniture Companies Inc.	862,868	22,563,998
Hibbett Sports Inc.[a,b]	877,597	12,505,757
Kirkland’s Inc.[a,b]	734,074	8,390,466
Lithia Motors Inc. Class A	1,073,035	129,096,841
Lumber Liquidators Holdings Inc.[a,b]	1,262,386	49,207,806
MarineMax Inc.[a,b]	1,115,582	18,462,882
Monro Inc.	1,453,865	81,489,133
Rent-A-Center Inc./TXb	2,424,122	27,828,921
RHa,b	840,702	59,118,165
Select Comfort Corp.[a,b]	1,808,609	56,157,309
Shoe Carnival Inc.	496,448	11,110,506
Sonic Automotive Inc. Class A	1,136,330	23,181,132
Tailored Brands Inc.	2,216,688	32,008,975
Tile Shop Holdings Inc.	1,493,707	18,970,079
Vitamin Shoppe Inc.[a,b]	1,041,757	5,573,400
Zumiez Inc.[a,b]	755,733	13,678,767

		1,355,164,628
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.48%
Cray Inc.[a,b]	1,790,735	34,829,796

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2017

Security	Shares	Value
Electronics For Imaging Inc.[a,b]	2,060,705	$87,950,889
Super Micro Computer Inc.[a,b]	1,698,573	37,538,463

		160,319,148
TEXTILES, APPAREL & LUXURY GOODS — 1.37%
Crocs Inc.[a,b]	3,232,764	31,357,811
Fossil Group Inc.[a,b]	1,951,313	18,205,750
G-III Apparel Group Ltd.[a,b]	1,857,302	53,898,904
Iconix Brand Group Inc.[a,b]	2,567,192	14,607,323
Movado Group Inc.	688,807	19,286,596
Oxford Industries Inc.	751,679	47,761,684
Perry Ellis International Inc.[a,b]	565,247	13,373,744
Steven Madden Ltd.[a,b]	2,381,174	103,104,834
Unifi Inc.[a,b]	764,363	27,234,254
Vera Bradley Inc.[a,b]	874,109	7,700,900
Wolverine World Wide Inc.	4,293,285	123,861,272

		460,393,072
THRIFTS & MORTGAGE FINANCE — 1.75%
Bank Mutual Corp.	1,943,003	19,721,480
BofI Holding Inc.[a,b]	2,511,458	71,501,209
Dime Community Bancshares Inc.	1,384,651	29,769,997
HomeStreet Inc.[a,b]	1,210,571	32,685,417
LendingTree Inc.[a,b]	338,933	82,852,172
Meta Financial Group Inc.	390,747	30,634,565
Northfield Bancorp. Inc.	2,099,652	36,428,962
Northwest Bancshares Inc.	4,597,212	79,393,851
Oritani Financial Corp.	1,736,877	29,179,534
Provident Financial Services Inc.	2,712,954	72,354,483
TrustCo Bank Corp. NY	4,325,023	38,492,705
Walker & Dunlop Inc.[a,b]	1,269,495	66,432,673

		589,447,048
TOBACCO — 0.19%
Universal Corp./VA	1,136,430	65,117,439

		65,117,439
TRADING COMPANIES & DISTRIBUTORS — 0.66%
Applied Industrial Technologies Inc.	1,734,675	114,141,615
DXP Enterprises Inc./TXa,b	715,463	22,529,930
Kaman Corp.	1,250,799	69,769,568
Veritiv Corp.[a,b]	494,891	16,083,958

		222,525,071
WATER UTILITIES — 0.48%
American States Water Co.	1,638,957	80,718,632
California Water Service Group	2,145,514	81,851,359

		162,569,991

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.04%
Spok Holdings Inc.	887,607	$13,624,767

		13,624,767

TOTAL COMMON STOCKS (Cost: $28,236,093,768)		33,512,525,077

SHORT-TERM INVESTMENTS — 8.64%

MONEY MARKET FUNDS — 8.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	2,851,044,837	2,851,900,150
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	50,588,633	50,588,633

		2,902,488,783

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,902,001,330)		2,902,488,783

TOTAL INVESTMENTS IN SECURITIES — 108.37% (Cost: $31,138,095,098)		36,415,013,860
Other Assets, Less Liabilities — (8.37)%		(2,812,768,917)

NET ASSETS — 100.00%		$33,602,244,943

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

21

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.38%
AAR Corp.	14,642	$553,175
Aerojet Rocketdyne Holdings Inc.[a]	26,974	944,360
Aerovironment Inc.[a,b]	8,033	434,746
Air Industries Group[a,b]	3,709	5,267
Arconic Inc.	175,543	4,367,510
Arotech Corp.[a]	8,428	35,398
Astronics Corp.[a]	8,447	251,298
Astrotech Corp.[a]	6,972	6,892
Axon Enterprise Inc.[a,b]	22,653	513,543
Boeing Co. (The)	236,901	60,222,603
BWX Technologies Inc.	43,041	2,411,157
CPI Aerostructures Inc.[a]	3,572	33,398
Cubic Corp.	8,459	431,409
Curtiss-Wright Corp.	19,102	1,996,923
DigitalGlobe Inc.[a]	24,096	849,384
Ducommun Inc.[a,b]	4,039	129,450
Engility Holdings Inc.[a]	7,579	262,840
Esterline Technologies Corp.[a]	11,984	1,080,358
General Dynamics Corp.	119,703	24,608,543
HEICO Corp.[b]	10,390	933,126
HEICO Corp. Class A	22,103	1,684,249
Hexcel Corp.	38,877	2,232,317
Huntington Ingalls Industries Inc.	19,506	4,416,939
Innovative Solutions & Support Inc.[a]	7,100	25,844
KeyW Holding Corp. (The)[a,b]	16,294	123,997
KLX Inc.[a,b]	23,014	1,218,131
Kratos Defense & Security Solutions Inc.[a,b]	19,456	254,484
L3 Technologies Inc.	32,147	6,057,459
Lockheed Martin Corp.	109,170	33,874,359
Mercury Systems Inc.[a]	29,690	1,540,317
Micronet Enertec Technologies Inc.[a]	3,798	3,342
Moog Inc. Class Aa	14,671	1,224,002
National Presto Industries Inc.	2,990	318,285
Northrop Grumman Corp.	73,964	21,280,922
Orbital ATK Inc.	23,834	3,173,735
Raytheon Co.	124,206	23,174,355
Rockwell Collins Inc.	67,390	8,808,547
SIFCO Industries Inc.[a]	614	3,500
Sparton Corp.[a]	3,781	87,757
Spirit AeroSystems Holdings Inc. Class A	53,891	4,188,408
Tel-Instrument Electronics Corp.[a]	226	780
Teledyne Technologies Inc.[a]	15,022	2,391,202
Textron Inc.	118,520	6,385,858
TransDigm Group Inc.	20,719	5,296,812
Triumph Group Inc.	23,917	711,531
United Technologies Corp.	323,708	37,576,025
Vectrus Inc.[a]	4,056	125,087
Wesco Aircraft Holdings Inc.[a,b]	30,045	282,423

		266,532,047
AIR FREIGHT & LOGISTICS — 0.67%
Air T Inc.[a]	253	4,478
Air Transport Services Group Inc.[a,b]	15,586	379,363
Atlas Air Worldwide Holdings Inc.[a]	11,132	732,485

Security	Shares	Value
CH Robinson Worldwide Inc.	62,003	$4,718,428
Echo Global Logistics Inc.[a]	11,037	208,047
Expeditors International of Washington Inc.	77,679	4,649,865
FedEx Corp.	105,284	23,749,965
Forward Air Corp.	12,281	702,842
Hub Group Inc. Class Aa	14,966	642,790
Radiant Logistics Inc.[a,b]	12,499	66,370
United Parcel Service Inc. Class B	297,236	35,695,071
XPO Logistics Inc.[a,b]	41,646	2,822,766

		74,372,470
AIRLINES — 0.48%
Alaska Air Group Inc.	54,055	4,122,775
Allegiant Travel Co.	4,529	596,469
American Airlines Group Inc.	184,846	8,778,337
Delta Air Lines Inc.	283,999	13,694,432
Hawaiian Holdings Inc.[a]	23,415	879,233
JetBlue Airways Corp.[a]	139,962	2,593,496
SkyWest Inc.	23,753	1,042,757
Southwest Airlines Co.	233,649	13,079,671
Spirit Airlines Inc.[a,b]	29,786	995,150
United Continental Holdings Inc.[a]	120,592	7,341,641

		53,123,961
AUTO COMPONENTS — 0.44%
Adient PLC	38,643	3,245,626
American Axle & Manufacturing Holdings Inc.[a]	25,899	455,304
Autoliv Inc.	35,565	4,395,834
BorgWarner Inc.	83,947	4,300,605
Clean Diesel Technologies Inc.[a,b]	3,008	5,204
Cooper Tire & Rubber Co.	23,147	865,698
Cooper-Standard Holdings Inc.[a]	8,726	1,011,954
Dana Inc.	72,444	2,025,534
Delphi Automotive PLC	113,981	11,215,730
Dorman Products Inc.[a,b]	15,865	1,136,251
Fox Factory Holding Corp.[a]	18,931	815,926
Gentex Corp.	122,676	2,428,985
Gentherm Inc.[a]	22,165	823,430
Goodyear Tire & Rubber Co. (The)	100,290	3,334,643
Horizon Global Corp.[a]	20,637	364,037
LCI Industries	11,190	1,296,362
Lear Corp.	27,685	4,791,720
Modine Manufacturing Co.[a]	35,322	679,949
Motorcar Parts of America Inc.[a,b]	14,332	422,221
Shiloh Industries Inc.[a]	3,978	41,371
Standard Motor Products Inc.	15,292	737,839
Stoneridge Inc.[a]	11,409	226,012
Strattec Security Corp.	9,239	377,875
Superior Industries International Inc.	29,904	497,902
Sypris Solutions Inc.[a]	7,853	11,308
Tenneco Inc.	23,037	1,397,655
Tower International Inc.	18,267	496,862
Unique Fabricating Inc.	714	6,033
UQM Technologies Inc.[a]	18,628	21,422
Visteon Corp.[a]	14,924	1,847,143
VOXX International Corp.[a,b]	7,480	63,954

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Workhorse Group Inc.[a,b]	7,516	$20,744

		49,361,133
AUTOMOBILES — 0.61%
Ford Motor Co.	1,685,520	20,175,674
General Motors Co.	559,186	22,579,931
Harley-Davidson Inc.	78,269	3,773,348
Tesla Inc.[a,b]	55,885	19,062,373
Thor Industries Inc.	19,472	2,451,720
Winnebago Industries Inc.	12,738	570,026

		68,613,072
BANKS — 6.59%
1st Constitution Bancorp.	3,203	58,134
1st Source Corp.	7,134	362,407
Access National Corp.	6,977	199,961
ACNB Corp.	3,197	88,557
Allegiance Bancshares Inc.[a,b]	693	25,502
American National Bankshares Inc.	3,716	153,099
American River Bankshares	3,266	45,822
Ameris Bancorp.	21,919	1,052,112
AmeriServ Financial Inc.	7,557	30,228
Ames National Corp.	3,910	116,714
Anchor Bancorp. Inc./WAa	622	15,395
Arrow Financial Corp.	4,841	166,288
Associated Banc-Corp.	62,713	1,520,790
Atlantic Capital Bancshares Inc.[a,b]	3,576	64,904
Auburn National BanCorp. Inc.	595	20,825
Banc of California Inc.[b]	22,355	463,866
BancFirst Corp.	7,364	417,907
Bancorp. Inc. (The)[a]	15,291	126,457
Bancorp. of New Jersey Inc.	3,181	57,735
BancorpSouth Inc.	35,420	1,135,211
Bank of America Corp.	4,183,675	106,014,324
Bank of Commerce Holdings	4,562	52,463
Bank of Hawaii Corp.	18,774	1,565,001
Bank of Marin Bancorp.	3,075	210,638
Bank of South Carolina Corp.	873	16,587
Bank of the James Financial Group Inc.	775	11,238
Bank of the Ozarks Inc.	57,719	2,773,398
BankUnited Inc.	54,363	1,933,692
Bankwell Financial Group Inc.	3,157	116,620
Banner Corp.	14,160	867,725
Bar Harbor Bankshares	7,024	220,273
Bay Bancorp. Inc.[a]	4,061	46,092
BB&T Corp.	349,536	16,407,220
BCB Bancorp. Inc.	3,933	54,865
Berkshire Hills Bancorp. Inc.	12,314	477,168
Blue Hills Bancorp. Inc.	11,614	222,989
BOK Financial Corp.	8,054	717,450
Boston Private Financial Holdings Inc.	34,835	576,519
Bridge Bancorp. Inc.	3,958	134,374
Brookline Bancorp. Inc.	28,040	434,620
Bryn Mawr Bank Corp.	7,083	310,235

Security	Shares	Value
C&F Financial Corp.	704	$38,720
California First National Bancorp.	286	5,177
Camden National Corp.	4,438	193,674
Capital Bank Financial Corp. Class A	11,496	471,911
Capital City Bank Group Inc.	4,070	97,721
Carolina Financial Corp.[b]	3,942	141,439
Carolina Trust Bancshares Inc.[a]	3,093	24,899
Cathay General Bancorp.	31,064	1,248,773
CB Financial Services Inc.	829	24,663
CenterState Bank Corp.	19,919	533,829
Central Pacific Financial Corp.	9,084	292,323
Central Valley Community Bancorp.	3,863	86,145
Century Bancorp. Inc./MA Class A	635	50,864
Chemical Financial Corp.	28,044	1,465,579
Chemung Financial Corp.	774	36,455
CIT Group Inc.	61,614	3,022,167
Citigroup Inc.	1,161,669	84,499,803
Citizens & Northern Corp.	4,528	111,208
Citizens Financial Group Inc.	221,205	8,377,033
Citizens First Corp.	289	6,890
Citizens Holding Co.	828	20,659
City Holding Co.	7,023	505,024
Civista Bancshares Inc.	3,250	72,605
CNB Financial Corp./PA	4,661	127,339
CoBiz Financial Inc.	15,443	303,301
Codorus Valley Bancorp. Inc.	3,319	101,926
Colony Bankcorp Inc.	3,210	43,014
Columbia Banking System Inc.	23,872	1,005,250
Comerica Inc.	79,233	6,042,309
Commerce Bancshares Inc./MO	41,701	2,409,067
Community Bank System Inc.	20,438	1,129,199
Community Bankers Trust Corp.[a]	8,658	79,654
Community Financial Corp. (The)	880	31,126
Community Trust Bancorp. Inc.	7,473	347,495
Community West Bancshares	3,216	33,286
ConnectOne Bancorp. Inc.	11,620	285,852
County Bancorp. Inc.	862	25,903
CU Bancorp.[a]	4,050	157,039
Cullen/Frost Bankers Inc.	26,383	2,504,274
Customers Bancorp. Inc.[a]	11,387	371,444
CVB Financial Corp.	42,454	1,026,113
DNB Financial Corp.	618	21,754
Eagle Bancorp. Inc.[a]	12,069	809,226
Eagle Bancorp. Montana Inc.	850	15,640
East West Bancorp. Inc.	61,313	3,665,291
Emclaire Financial Corp.	214	6,005
Enterprise Bancorp. Inc./MA	3,319	120,513
Enterprise Financial Services Corp.	7,928	335,751
Equity Bancshares Inc. Class Aa	302	10,745
Evans Bancorp. Inc.	793	34,258
F.N.B. Corp.	160,077	2,245,880
Farmers Capital Bank Corp.	13	547
Farmers National Banc Corp.	7,616	114,621
Fauquier Bankshares Inc.	831	16,495
FCB Financial Holdings Inc. Class Aa,b	15,686	757,634
Fidelity Southern Corp.	8,350	197,394
Fifth Third Bancorp.	321,923	9,007,406
Financial Institutions Inc.	4,718	135,878
First Bancorp. Inc./ME	3,980	120,634
First BanCorp./Puerto Rico[a]	84,417	432,215

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
First Bancorp./Southern Pines NC	7,784	$267,847
First Bancshares Inc. (The)[b]	3,041	91,686
First Bank/Hamilton NJb	3,638	48,385
First Busey Corp.	12,302	385,791
First Business Financial Services Inc.	3,724	84,721
First Citizens BancShares Inc./NC Class A	3,814	1,426,016
First Commonwealth Financial Corp.	35,800	505,854
First Community Bancshares Inc./VA	7,103	206,768
First Community Corp./SC	3,245	66,360
First Connecticut Bancorp. Inc./Farmington CT	6,874	183,880
First Financial Bancorp.	26,341	688,817
First Financial Bankshares Inc.	27,501	1,243,045
First Financial Corp./IN	4,191	199,492
First Financial Northwest Inc.	3,974	67,518
First Foundation Inc.[a,b]	10,451	186,968
First Hawaiian Inc.	23,387	708,392
First Horizon National Corp.	109,829	2,103,225
First Internet Bancorp.	843	27,229
First Interstate BancSystem Inc.	9,188	351,441
First Merchants Corp.	16,206	695,724
First Mid-Illinois Bancshares Inc.	279	10,714
First Midwest Bancorp. Inc./IL	34,329	803,985
First Northwest Bancorp.[a]	4,649	79,498
First of Long Island Corp. (The)	10,644	324,110
First Republic Bank/CA	65,879	6,881,720
First Savings Financial Group Inc.	214	11,321
First South Bancorp. Inc./Washington NC	3,887	72,026
First U.S. Bancshares Inc.[b]	3,134	35,947
First United Corp.[a]	3,366	55,539
Flushing Financial Corp.	11,529	342,642
Franklin Financial Network Inc.[a]	7,154	255,040
Fulton Financial Corp.	70,783	1,327,181
German American Bancorp. Inc.	7,562	287,583
Glacier Bancorp. Inc.	31,594	1,192,989
Glen Burnie Bancorp.	598	6,542
Great Southern Bancorp. Inc.	3,927	218,538
Great Western Bancorp. Inc.	23,964	989,234
Green Bancorp. Inc.[a,b]	4,098	96,918
Guaranty Bancorp.	7,058	196,212
Hancock Holding Co.	34,806	1,686,351
Hanmi Financial Corp.	12,433	384,801
HarborOne Bancorp Inc.[a,b]	16,189	304,515
Hawthorn Bancshares Inc.	3,082	63,797
Heartland Financial USA Inc.	7,497	370,352
Heritage Commerce Corp.	8,065	114,765
Heritage Financial Corp./WA	11,915	351,493
Hilltop Holdings Inc.	31,848	828,048
Home BancShares Inc./AR	59,292	1,495,344
HomeTrust Bancshares Inc.[a]	7,460	191,349
Hope Bancorp Inc.	53,871	954,055
Horizon Bancorp./IN	7,020	204,773
Howard Bancorp. Inc.[a]	701	14,651
Huntington Bancshares Inc./OH	469,972	6,560,809
IBERIABANK Corp.	20,183	1,658,033
Independent Bank Corp./MI	8,574	194,201
Independent Bank Corp./Rockland MA	11,385	849,890
Independent Bank Group Inc.	4,075	245,723

Security	Shares	Value
International Bancshares Corp.	23,205	$930,520
Investar Holding Corp.[b]	3,246	78,229
Investors Bancorp. Inc.	129,457	1,765,793
JPMorgan Chase & Co.	1,498,306	143,103,206
KeyCorp	478,403	9,003,544
Lakeland Bancorp. Inc.	16,206	330,602
Lakeland Financial Corp.	11,229	547,077
Landmark Bancorp. Inc./Manhattan KS	676	19,097
LCNB Corp.	3,770	78,982
LegacyTexas Financial Group Inc.	18,796	750,336
Live Oak Bancshares Inc.	3,017	70,749
M&T Bank Corp.	66,356	10,685,970
Macatawa Bank Corp.	11,398	116,943
Mackinac Financial Corp.	764	11,842
MainSource Financial Group Inc.	8,559	306,926
MB Financial Inc.	38,170	1,718,413
MBT Financial Corp.	8,441	92,429
Melrose Bancorp. Inc.[a]	628	12,403
Mercantile Bank Corp.	7,170	250,233
Mid Penn Bancorp. Inc.[b]	790	23,226
Middlefield Banc Corp.	269	12,401
MidSouth Bancorp. Inc.	3,957	47,682
MidWestOne Financial Group Inc.	3,582	120,928
MutualFirst Financial Inc.	3,214	123,578
National Bank Holdings Corp. Class A	11,931	425,817
National Bankshares Inc.	3,585	161,146
National Commerce Corp.[a,b]	605	25,894
NBT Bancorp. Inc.	18,628	684,020
Nicolet Bankshares Inc.[a,b]	3,559	204,749
Northrim BanCorp. Inc.	3,217	112,434
Norwood Financial Corp.[b]	1,117	34,091
Oak Valley Bancorp.	3,186	53,493
OFG Bancorp.	18,704	171,142
Ohio Valley Banc Corp.	781	28,428
Old Line Bancshares Inc.	3,686	103,208
Old National Bancorp./IN	57,539	1,052,964
Old Point Financial Corp.	766	24,818
Old Second Bancorp. Inc.	11,863	159,557
Opus Bank	8,235	197,640
Orrstown Financial Services Inc.	3,584	89,242
Pacific Continental Corp.	7,798	210,156
Pacific Mercantile Bancorp.[a,b]	4,636	42,419
Pacific Premier Bancorp. Inc.[a,b]	19,569	738,730
PacWest Bancorp.	55,485	2,802,547
Park National Corp.	4,628	499,778
Park Sterling Corp.	20,047	248,984
Parke Bancorp. Inc.	3,351	74,392
Patriot National Bancorp Inc.	59	979
Peapack Gladstone Financial Corp.	4,760	160,602
Penns Woods Bancorp. Inc.	2,986	138,759
People’s United Financial Inc.	156,421	2,837,477
People’s Utah Bancorp.	594	19,275
Peoples Bancorp. Inc./OH	7,757	260,558
Peoples Bancorp. of North Carolina Inc.	812	28,923
Peoples Financial Corp./MS	822	11,837
Peoples Financial Services Corp.	3,235	154,633
Pinnacle Financial Partners Inc.	33,877	2,268,065
Plumas Bancorp.	3,023	63,181
PNC Financial Services Group Inc. (The)[c]	206,624	27,846,716
Popular Inc.	45,846	1,647,705

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Porter Bancorp Inc.[a]	457	$5,214
Preferred Bank/Los Angeles CA	4,555	274,894
Premier Financial Bancorp. Inc.	3,390	73,868
Prosperity Bancshares Inc.	31,371	2,062,016
QCR Holdings Inc.	4,463	203,067
Regions Financial Corp.	528,838	8,054,203
Renasant Corp.	15,687	672,972
Republic Bancorp. Inc./KY Class A	3,787	147,276
Republic First Bancorp. Inc.[a,b]	14,724	136,197
Royal Bancshares of Pennsylvania Inc.[a]	8,514	37,972
S&T Bancorp. Inc.	15,330	606,761
Salisbury Bancorp. Inc.	207	9,129
Sandy Spring Bancorp. Inc.	10,846	449,458
SB Financial Group Inc.	865	14,843
Seacoast Banking Corp. of Florida[a]	10,995	262,671
Select Bancorp. Inc.[a,b]	3,779	44,252
ServisFirst Bancshares Inc.	18,313	711,460
Shore Bancshares Inc.	4,701	78,272
Sierra Bancorp.	4,111	111,614
Signature Bank/New York NYa	22,900	2,932,116
Simmons First National Corp. Class A	11,852	686,231
SmartFinancial Inc.[a]	3,320	79,879
Sound Financial Bancorp. Inc.	260	8,697
South State Corp.	10,975	988,299
Southern First Bancshares Inc.[a]	3,132	113,848
Southern National Bancorp. of Virginia Inc.	7,305	124,112
Southside Bancshares Inc.	11,003	400,069
Southwest Bancorp. Inc.	8,004	220,510
Southwest Georgia Financial Corp.	281	5,761
State Bank Financial Corp.	15,283	437,858
Sterling Bancorp./DE	69,057	1,702,255
Stewardship Financial Corp.[b]	3,182	31,184
Stock Yards Bancorp. Inc.	8,175	310,650
Summit Financial Group Inc.	3,854	98,894
Summit State Bank	868	10,763
Sun Bancorp. Inc./NJb	3,939	97,884
Sunshine Bancorp. Inc.[a]	2,988	69,441
SunTrust Banks Inc.	209,525	12,523,309
Sussex Bancorp.[b]	754	17,870
SVB Financial Group[a]	22,480	4,205,783
Synovus Financial Corp.	53,587	2,468,217
TCF Financial Corp.	70,714	1,204,967
Texas Capital Bancshares Inc.[a]	24,360	2,090,088
Tompkins Financial Corp.	4,545	391,506
TowneBank/Portsmouth VA	26,649	892,742
TriCo Bancshares	7,921	322,781
TriState Capital Holdings Inc.[a,b]	8,401	192,383
Triumph Bancorp. Inc.[a]	7,037	226,943
Trustmark Corp.	24,406	808,327
Two River Bancorp.	3,684	73,017
U.S. Bancorp.	682,897	36,596,450
UMB Financial Corp.	18,632	1,387,898
Umpqua Holdings Corp.	92,831	1,811,133
Union Bankshares Corp.	19,112	674,654
Union Bankshares Inc./Morrisville VTb	808	39,107
United Bancorp. Inc./OH	3,039	35,860
United Bancshares Inc./OH	679	14,972

Security	Shares	Value
United Bankshares Inc./WV	49,354	$1,833,501
United Community Banks Inc./GA	30,431	868,501
United Security Bancshares/Fresno CA	4,705	44,698
Unity Bancorp. Inc.	3,194	63,241
Univest Corp. of Pennsylvania	7,813	250,016
Valley National Bancorp.	112,032	1,349,986
Veritex Holdings Inc.[a]	3,595	96,921
Village Bank and Trust Financial Corp.[a]	113	3,729
Washington Trust Bancorp. Inc.	6,899	394,968
WashingtonFirst Bankshares Inc.	3,857	137,271
Webster Financial Corp.	38,548	2,025,697
Wellesley Bank[b]	267	7,049
Wells Fargo & Co.	1,904,898	105,055,125
WesBanco Inc.	16,236	666,001
West Bancorp. Inc.	7,126	173,874
Westamerica Bancorp.	11,255	670,123
Western Alliance Bancorp.[a]	38,578	2,047,720
Wintrust Financial Corp.	22,473	1,759,861
Xenith Bankshares Inc.[a]	3,497	113,653
Zions BanCorp.	85,297	4,024,312

		737,508,604
BEVERAGES — 1.68%
Boston Beer Co. Inc. (The) Class Aa,b	3,901	609,336
Brown-Forman Corp. Class A	24,076	1,340,792
Brown-Forman Corp. Class B	88,976	4,831,397
Castle Brands Inc.[a,b]	34,813	46,649
Coca-Cola Bottling Co. Consolidated	903	194,822
Coca-Cola Co. (The)	1,637,430	73,700,724
Constellation Brands Inc. Class A	72,791	14,518,165
Craft Brew Alliance Inc.[a,b]	3,930	68,972
Crystal Rock Holdings Inc.[a]	4,011	2,808
Dr Pepper Snapple Group Inc.	78,110	6,910,392
MGP Ingredients Inc.[b]	8,047	487,890
Molson Coors Brewing Co. Class B	83,800	6,841,432
Monster Beverage Corp.[a]	176,464	9,749,636
National Beverage Corp.	3,608	447,572
PepsiCo Inc.	610,721	68,052,641
Primo Water Corp.[a,b]	8,513	100,879
Reed’s Inc.[a,b]	4,049	8,908
Truett-Hurst Inc.[a]	708	1,565
Willamette Valley Vineyards Inc.[a]	794	6,257

		187,920,837
BIOTECHNOLOGY — 3.44%
AbbVie Inc.	679,680	60,396,365
Abeona Therapeutics Inc.[a,b]	11,037	188,181
ACADIA Pharmaceuticals Inc.[a,b]	38,973	1,468,113
Acceleron Pharma Inc.[a,b]	14,808	552,635
Acer Therapeutics Inc.[a,b]	368	6,664
Achaogen Inc.[a,b]	14,424	230,063
Achieve Life Sciences Inc.[a]	16,739	33,980
Achillion Pharmaceuticals Inc.[a,b]	49,782	223,521
Acorda Therapeutics Inc.[a,b]	19,519	461,624
Actinium Pharmaceuticals Inc.[a]	15,474	8,899
Adamas Pharmaceuticals Inc.[a,b]	15,072	319,074
ADMA Biologics Inc.[a]	684	2,107

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Aduro Biotech Inc.[a]	10,731	$114,285
Advaxis Inc.[a,b]	11,692	48,873
Adverum Biotechnologies Inc.[a]	7,609	27,773
Aeglea BioTherapeutics Inc.[a]	4,206	19,936
Aevi Genomic Medicine Inc.[a]	11,053	13,927
Agenus Inc.[a,b]	30,305	133,645
Agios Pharmaceuticals Inc.[a,b]	19,016	1,269,318
Aimmune Therapeutics Inc.[a,b]	4,061	100,672
Akebia Therapeutics Inc.[a]	12,408	244,065
Albireo Pharma Inc.[a]	17	356
Alder Biopharmaceuticals Inc.[a,b]	18,803	230,337
Aldeyra Therapeutics Inc.[a]	3,188	22,954
Alexion Pharmaceuticals Inc.[a]	96,783	13,577,687
Alkermes PLC[a]	68,995	3,507,706
Alnylam Pharmaceuticals Inc.[a,b]	34,727	4,080,075
Alpine Immune Sciences Inc.[a]	718	8,329
Altimmune Inc.	2,664	6,180
AMAG Pharmaceuticals Inc.[a,b]	16,108	297,193
Amgen Inc.	311,104	58,005,341
Amicus Therapeutics Inc.[a,b]	58,244	878,320
AmpliPhi Biosciences Corp.[a]	77	70
Anavex Life Sciences Corp.[a,b]	12,444	51,518
Anthera Pharmaceuticals Inc.[a,b]	1,517	2,184
Applied Genetic Technologies Corp./DEa	4,147	16,381
Aptevo Therapeutics Inc.[a]	7,229	16,554
AquaBounty Technologies Inc.[a,b]	234	1,657
Aquinox Pharmaceuticals Inc.[a]	3,933	55,809
ARCA biopharma Inc.[a]	865	951
Ardelyx Inc.[a,b]	7,616	42,650
Arena Pharmaceuticals Inc.[a]	10,343	263,746
Argos Therapeutics Inc.[a,b]	7,054	1,266
ArQule Inc.[a]	24,128	26,782
Array BioPharma Inc.[a,b]	77,780	956,694
Arrowhead Pharmaceuticals Inc.[a]	24,089	104,305
Asterias Biotherapeutics Inc.[a]	4,470	15,198
Atara Biotherapeutics Inc.[a,b]	7,509	124,274
Athersys Inc.[a,b]	35,116	72,339
aTyr Pharma Inc.[a]	3,173	16,024
AVEO Pharmaceuticals Inc.[a]	26,289	95,955
Avexis Inc.[a]	10,381	1,004,154
Aviragen Therapeutics Inc.[a]	18,616	12,754
Bellicum Pharmaceuticals Inc.[a,b]	3,674	42,435
Biocept Inc.[a,b]	47,608	58,558
BioCryst Pharmaceuticals Inc.[a,b]	34,410	180,308
Biogen Inc.[a]	90,129	28,221,192
BioMarin Pharmaceutical Inc.[a]	76,853	7,152,709
Bioptix Inc.[a]	3,556	18,349
BioSpecifics Technologies Corp.[a]	3,020	140,490
Biostage Inc.[a,b]	7,092	2,191
BioTime Inc.[a,b]	26,346	74,823
Bioverativ Inc.[a]	45,817	2,614,776
Bluebird Bio Inc.[a,b]	19,255	2,644,674
Blueprint Medicines Corp.[a,b]	17,540	1,222,012
BrainStorm Cell Therapeutics Inc.[a,b]	7,849	32,338
Caladrius Biosciences Inc.[a]	2,957	10,586
Calithera Biosciences Inc.[a]	4,483	70,607
Cancer Genetics Inc.[a,b]	4,673	12,617

Security	Shares	Value
Capricor Therapeutics Inc.[a,b]	3,715	$11,256
Cara Therapeutics Inc.[a,b]	7,530	103,086
CareDx Inc.[a]	3,586	13,268
Cascadian Therapeutics Inc.[a]	6,910	28,262
CASI Pharmaceuticals Inc.[a]	11,509	20,371
Catabasis Pharmaceuticals Inc.[a,b]	3,115	6,604
Catalyst Biosciences Inc.[a]	45	226
Catalyst Pharmaceuticals Inc.[a]	92,689	233,576
CEL-SCI Corp.[a,b]	2,327	3,863
Celgene Corp.[a]	334,419	48,764,979
Celldex Therapeutics Inc.[a,b]	42,678	122,059
Cellectar Biosciences Inc.[a,b]	597	997
Cellular Biomedicine Group Inc.[a]	3,716	39,575
Celsion Corp.[a,b]	461	692
ChemoCentryx Inc.[a,b]	8,443	62,647
Chiasma Inc.[a]	3,270	8,338
Chimerix Inc.[a,b]	31,999	167,995
Cidara Therapeutics Inc.[a]	3,035	24,583
Cleveland BioLabs Inc.[a,b]	741	2,549
Clovis Oncology Inc.[a,b]	19,279	1,588,590
Coherus Biosciences Inc.[a,b]	11,959	159,653
Conatus Pharmaceuticals Inc.[a]	6,918	37,980
Concert Pharmaceuticals Inc.[a]	6,961	102,675
Corbus Pharmaceuticals Holdings Inc.[a,b]	14,618	104,519
Corvus Pharmaceuticals Inc.[a]	901	14,362
CTI BioPharma Corp.[a]	7,934	25,309
Curis Inc.[a,b]	46,379	69,105
Cyclacel Pharmaceuticals Inc.[a,b]	796	1,457
Cytokinetics Inc.[a]	19,490	282,605
CytomX Therapeutics Inc.[a,b]	3,284	59,670
Cytori Therapeutics Inc.[a,b]	4,540	1,664
CytRx Corp.[a,b]	23,513	9,640
Dicerna Pharmaceuticals Inc.[a]	4,714	27,105
Dimension Therapeutics Inc.[a]	3,162	18,972
Dyax Corp.[a,d]	19,917	45,610
Dynavax Technologies Corp.[a]	15,644	336,346
Eagle Pharmaceuticals Inc./DEa,b	3,196	190,609
Edge Therapeutics Inc.[a,b]	3,660	39,272
Editas Medicine Inc.[a,b]	3,073	73,783
Eiger BioPharmaceuticals Inc.[a]	248	2,728
Eleven Biotherapeutics Inc.[a,b]	3,796	5,998
Emergent BioSolutions Inc.[a]	12,416	502,227
Enanta Pharmaceuticals Inc.[a]	4,661	218,135
Epizyme Inc.[a]	16,428	312,953
Esperion Therapeutics Inc.[a,b]	8,237	412,838
Exact Sciences Corp.[a,b]	49,009	2,309,304
Exelixis Inc.[a]	118,859	2,879,954
Fate Therapeutics Inc.[a,b]	8,389	33,220
Fibrocell Science Inc.[a]	2,773	8,485
FibroGen Inc.[a]	29,407	1,582,097
Five Prime Therapeutics Inc.[a]	11,346	464,165
Flexion Therapeutics Inc.[a,b]	8,243	199,316
Fortress Biotech Inc.[a,b]	42,848	189,388
Foundation Medicine Inc.[a,b]	8,270	332,454
Galectin Therapeutics Inc.[a,b]	12,394	26,275
Galena Biopharma Inc.[a]	3,768	1,329
Genocea Biosciences Inc.[a,b]	7,968	11,633
Genomic Health Inc.[a]	7,609	244,173
GenVec Inc.[a,d]	437	—
Geron Corp.[a,b]	65,752	143,339

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Gilead Sciences Inc.	558,327	$45,235,654
Global Blood Therapeutics Inc.[a,b]	11,830	367,321
GlycoMimetics Inc.[a]	7,498	104,897
GTx Inc.[a]	2,711	22,284
Halozyme Therapeutics Inc.[a,b]	47,345	822,383
Heat Biologics Inc.[a,b]	3,803	2,484
Hemispherx Biopharma Inc.[a]	11,197	3,611
Heron Therapeutics Inc.[a,b]	12,266	198,096
Histogenics Corp.[a,b]	3,920	7,762
iBio Inc.[a]	34,861	11,156
Idera Pharmaceuticals Inc.[a,b]	41,989	93,635
Ignyta Inc.[a,b]	14,742	182,064
Immucell Corp.[a]	736	4,747
Immune Design Corp.[a,b]	3,670	37,984
Immune Pharmaceuticals Inc.[a,b]	568	858
ImmunoCellular Therapeutics Ltd.[a,b]	672	251
ImmunoGen Inc.[a]	35,233	269,532
Immunomedics Inc.[a,b]	38,030	531,659
Incyte Corp.[a,b]	75,054	8,761,804
Infinity Pharmaceuticals Inc.[a,b]	18,737	24,920
Inotek Pharmaceuticals Corp.[a,b]	6,887	12,259
Inovio Pharmaceuticals Inc.[a,b]	27,478	174,211
Insmed Inc.[a]	26,334	821,884
Insys Therapeutics Inc.[a,b]	18,826	167,175
Intercept Pharmaceuticals Inc.[a,b]	7,553	438,376
Intrexon Corp.[a,b]	17,865	339,614
Invitae Corp.[a,b]	3,663	34,322
Ionis Pharmaceuticals Inc.[a,b]	55,788	2,828,452
Iovance Biotherapeutics Inc.[a]	19,510	151,202
Ironwood Pharmaceuticals Inc.[a]	67,112	1,058,356
IsoRay Inc.[a]	26,511	13,693
Juno Therapeutics Inc.[a]	37,314	1,673,906
KalVista Pharmaceuticals Inc.[a,b]	3,705	24,675
Karyopharm Therapeutics Inc.[a]	8,039	88,268
Keryx Biopharmaceuticals Inc.[a,b]	45,762	324,910
Kindred Biosciences Inc.[a]	6,934	54,432
Kite Pharma Inc.[a]	21,141	3,801,363
Kura Oncology Inc.[a]	3,269	48,872
La Jolla Pharmaceutical Co.[a,b]	4,696	163,327
Lexicon Pharmaceuticals Inc.[a,b]	19,228	236,312
Ligand Pharmaceuticals Inc.[a,b]	8,415	1,145,702
Loxo Oncology Inc.[a,b]	7,500	690,900
MacroGenics Inc.[a,b]	12,140	224,347
Madrigal Pharmaceuticals Inc.[a]	632	28,427
MannKind Corp.[a,b]	27,099	58,805
MediciNova Inc.[a,b]	11,456	72,975
MEI Pharma Inc.[a]	11,684	31,313
Merrimack Pharmaceuticals Inc.	4,727	68,731
MiMedx Group Inc.[a,b]	41,880	497,534
Minerva Neurosciences Inc.[a,b]	7,066	53,702
Miragen Therapeutics Inc.[a]	119	1,089
Mirati Therapeutics Inc.[a]	7,005	81,958
Molecular Templates Inc.[a]	2,558	17,829
Momenta Pharmaceuticals Inc.[a,b]	26,485	489,972
Myriad Genetics Inc.[a,b]	27,953	1,011,340
NanoViricides Inc.[a,b]	18,622	21,229
NantKwest Inc.[a,b]	12,195	66,829

Security	Shares	Value
Natera Inc.[a,b]	4,076	$52,540
Navidea Biopharmaceuticals Inc.[a,b]	58,476	24,268
Neothetics Inc.[a,b]	3,182	1,464
Neuralstem Inc.[a,b]	1,940	2,561
Neurocrine Biosciences Inc.[a,b]	38,136	2,336,974
NewLink Genetics Corp.[a,b]	10,818	110,127
Novavax Inc.[a,b]	163,720	186,641
Ohr Pharmaceutical Inc.[a]	10,976	7,903
Oncocyte Corp.[a]	693	5,232
OncoGenex Pharmaceuticals Inc.[a,d]	170,899	6,215
OncoMed Pharmaceuticals Inc.[a,b]	4,629	20,923
Onconova Therapeutics Inc.[a,b]	460	787
Oncosec Medical Inc.[a,b]	7,666	7,346
OpGen Inc.[a,b]	640	195
Ophthotech Corp.[a,b]	11,901	33,561
OPKO Health Inc.[a,b]	240,819	1,652,018
Oragenics Inc.[a,b]	7,995	3,358
Organovo Holdings Inc.[a,b]	35,625	79,087
Otonomy Inc.[a]	8,411	27,336
OvaScience Inc.[a]	14,960	21,243
Palatin Technologies Inc.[a]	23,983	15,901
Peregrine Pharmaceuticals Inc.[a]	12,029	37,771
Pfenex Inc.[a]	7,136	21,551
Portola Pharmaceuticals Inc.[a]	26,476	1,430,498
Progenics Pharmaceuticals Inc.[a,b]	30,187	222,176
Proteon Therapeutics Inc.[a]	3,264	6,528
Proteostasis Therapeutics Inc.[a,b]	3,041	6,386
Prothena Corp. PLC[a,b]	14,996	971,291
PTC Therapeutics Inc.[a,b]	14,827	296,688
Puma Biotechnology Inc.[a]	15,092	1,807,267
Radius Health Inc.[a,b]	15,179	585,150
Recro Pharma Inc.[a,b]	884	7,938
Regeneron Pharmaceuticals Inc.[a,b]	34,322	15,346,053
REGENXBIO Inc.[a]	8,478	279,350
Regulus Therapeutics Inc.[a,b]	11,421	14,276
Repligen Corp.[a]	14,996	574,647
Retrophin Inc.[a,b]	12,317	306,570
Rexahn Pharmaceuticals Inc.[a,b]	8,708	21,073
Rigel Pharmaceuticals Inc.[a]	57,988	147,290
RXi Pharmaceuticals Corp.[a,b]	3,774	1,812
Sage Therapeutics Inc.[a,b]	15,428	961,164
Sangamo Therapeutics Inc.[a,b]	28,038	420,570
Sarepta Therapeutics Inc.[a,b]	24,288	1,101,704
Savara Inc.[a]	873	8,163
Seattle Genetics Inc.[a,b]	47,093	2,562,330
Seres Therapeutics Inc.[a]	18,468	296,227
Soleno Therapeutics Inc.[a]	2,995	1,557
Sorrento Therapeutics Inc.[a]	10,879	18,494
Spark Therapeutics Inc.[a]	11,258	1,003,763
Spectrum Pharmaceuticals Inc.[a]	19,704	277,235
Stemline Therapeutics Inc.[a,b]	7,119	79,021
Sunesis Pharmaceuticals Inc.[a]	4,482	8,695
Syndax Pharmaceuticals Inc.[a,b]	849	9,933
Synergy Pharmaceuticals Inc.[a,b]	77,094	223,573
Synlogic Inc.[a]	458	8,709
Synthetic Biologics Inc.[a]	31,784	29,658
T2 Biosystems Inc.[a]	7,073	29,707
Tenax Therapeutics Inc.[a,b]	11,430	4,126
TESARO Inc.[a,b]	15,098	1,949,152
TG Therapeutics Inc.[a,b]	15,696	185,998

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Tonix Pharmaceuticals Holding Corp.[a,b]	594	$2,709
Tracon Pharmaceuticals Inc.[a,b]	3,219	10,140
Trevena Inc.[a,b]	12,387	31,587
TrovaGene Inc.[a,b]	11,701	8,542
Ultragenyx Pharmaceutical Inc.[a,b]	15,310	815,411
United Therapeutics Corp.[a]	18,766	2,199,188
Vanda Pharmaceuticals Inc.[a]	18,652	333,871
Veracyte Inc.[a]	6,970	61,127
Verastem Inc.[a]	12,280	57,716
Vericel Corp.[a]	11,452	68,712
Versartis Inc.[a,b]	7,907	19,372
Vertex Pharmaceuticals Inc.[a]	107,141	16,289,718
Vical Inc.[a]	4,076	9,782
Viking Therapeutics Inc.[a]	703	1,343
Vital Therapies Inc.[a]	8,622	43,541
Voyager Therapeutics Inc.[a,b]	3,044	62,676
vTv Therapeutics Inc. Class Aa,b	3,605	21,558
XBiotech Inc.[a,b]	840	3,671
Xencor Inc.[a]	12,538	287,371
XOMA Corp.[a]	2,966	58,282
Zafgen Inc.[a]	7,858	27,660
ZIOPHARM Oncology Inc.[a,b]	54,272	333,230

		384,850,365
BUILDING PRODUCTS — 0.33%
AAON Inc.	16,208	558,771
Advanced Drainage Systems Inc.	15,202	307,841
Allegion PLC	39,352	3,402,767
Alpha Pro Tech Ltd.[a]	6,991	26,915
American Woodmark Corp.[a]	6,897	663,836
AO Smith Corp.	62,242	3,699,042
Apogee Enterprises Inc.	11,764	567,731
Armstrong Flooring Inc.[a,b]	10,809	170,242
Armstrong World Industries Inc.[a,b]	19,817	1,015,621
Builders FirstSource Inc.[a]	35,282	634,723
Continental Building Products Inc.[a]	16,345	424,970
Continental Materials Corp.[a]	77	1,482
CSW Industrials Inc.[a]	6,964	308,853
Fortune Brands Home & Security Inc.	65,165	4,381,043
Gibraltar Industries Inc.[a]	12,198	379,968
Griffon Corp.	15,591	346,120
Insteel Industries Inc.	12,083	315,487
JELD-WEN Holding Inc.[a]	23,262	826,266
Jewett-Cameron Trading Co. Ltd.[a]	283	3,905
Johnson Controls International PLC	16,732	674,132
Lennox International Inc.	15,858	2,838,106
Masco Corp.	139,607	5,446,069
Masonite International Corp.[a]	11,840	819,328
NCI Building Systems Inc.[a,b]	15,383	239,975
Owens Corning	47,361	3,663,373
Patrick Industries Inc.[a,b]	6,922	582,140
PGT Innovations Inc.[a]	19,682	294,246
Ply Gem Holdings Inc.[a,b]	8,435	143,817
Quanex Building Products Corp.	14,775	339,086
Simpson Manufacturing Co. Inc.	16,269	797,832
Tecogen Inc.[a,b]	3,848	12,275

Security	Shares	Value
Trex Co. Inc.[a]	11,981	$1,079,129
Universal Forest Products Inc.	8,053	790,483
USG Corp.[a,b]	38,921	1,270,771

		37,026,345
CAPITAL MARKETS — 2.89%
Affiliated Managers Group Inc.	26,113	4,957,031
Ameriprise Financial Inc.	65,659	9,751,018
Artisan Partners Asset Management Inc. Class A	15,908	518,601
Ashford Inc.[a]	153	9,272
Associated Capital Group Inc.	3,014	107,600
B. Riley Financial Inc.	652	11,117
Bank of New York Mellon Corp. (The)	443,894	23,535,260
BGC Partners Inc. Class A	128,501	1,859,409
BlackRock Inc.[c]	52,789	23,601,434
CBOE Holdings Inc.	47,806	5,145,360
Charles Schwab Corp. (The)	521,594	22,814,522
CME Group Inc.	143,865	19,519,603
Cohen & Co. Inc.	735	8,085
Cohen & Steers Inc.	12,413	490,189
Cowen Inc. Class Aa,b	11,026	196,263
Diamond Hill Investment Group Inc.	627	133,143
Donnelley Financial Solutions Inc.[a]	11,278	243,154
E*TRADE Financial Corp.[a]	116,567	5,083,487
Eaton Vance Corp. NVS	47,110	2,325,821
Evercore Inc. Class A	16,121	1,293,710
FactSet Research Systems Inc.	18,327	3,300,876
Federated Investors Inc. Class B NVS	18,196	540,421
Fifth Street Asset Management Inc.	3,072	11,981
Financial Engines Inc.[b]	22,724	789,659
Franklin Resources Inc.	147,216	6,552,584
GAIN Capital Holdings Inc.	10,939	69,900
GAMCO Investors Inc. Class A	668	19,880
Global Brokerage Inc.[a]	3,035	5,159
Goldman Sachs Group Inc. (The)	153,454	36,397,754
Great Elm Capital Group Inc.[a]	5,167	18,343
Greenhill & Co. Inc.	11,812	196,079
Houlihan Lokey Inc.	10,595	414,582
Interactive Brokers Group Inc. Class A	26,317	1,185,318
Intercontinental Exchange Inc.	255,270	17,537,049
INTL. FCStone Inc.[a]	7,046	270,003
Invesco Ltd.	174,498	6,114,410
Investment Technology Group Inc.	4,359	96,508
Janus Henderson Group PLC[b]	76,137	2,652,613
Ladenburg Thalmann Financial Services Inc.	45,725	131,688
Lazard Ltd. Class A	54,803	2,478,192
Legg Mason Inc.	41,411	1,627,866
LPL Financial Holdings Inc.	38,303	1,975,286
Manning & Napier Inc.	7,065	27,907
MarketAxess Holdings Inc.	16,022	2,956,219
Medley Management Inc.	3,262	20,061
Moelis & Co. Class A	13,379	575,966
Moody’s Corp.	70,384	9,798,157
Morgan Stanley	606,420	29,211,251
Morningstar Inc.	7,789	661,987
MSCI Inc.	38,694	4,523,329
Nasdaq Inc.	47,750	3,703,967
Northern Trust Corp.	92,847	8,535,425
Oppenheimer Holdings Inc. Class A	3,996	69,331

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Piper Jaffray Companies	7,011	$416,103
PJT Partners Inc. Class A	7,471	286,214
Pzena Investment Management Inc. Class A	7,008	76,317
Raymond James Financial Inc.	53,757	4,533,328
S&P Global Inc.	109,262	17,078,743
Safeguard Scientifics Inc.[a,b]	8,072	107,761
SEI Investments Co.	57,591	3,516,506
Silvercrest Asset Management Group Inc.	3,289	47,855
State Street Corp.	158,635	15,155,988
Stifel Financial Corp.	27,566	1,473,678
T Rowe Price Group Inc.	104,548	9,477,276
TD Ameritrade Holding Corp.	105,913	5,168,554
TheStreet Inc.[a]	15,553	16,797
U.S. Global Investors Inc. Class A	8,045	17,136
Value Line Inc.	194	3,418
Virtu Financial Inc. Class Ab	20,239	327,872
Virtus Investment Partners Inc.	3,212	372,753
Waddell & Reed Financial Inc. Class A	22,659	454,766
Westwood Holdings Group Inc.	3,634	244,459
WisdomTree Investments Inc.	29,860	303,975
ZAIS Group Holdings Inc.[a]	855	3,121

		323,156,450
CHEMICALS — 2.26%
A Schulman Inc.	11,803	403,072
AdvanSix Inc.[a]	12,248	486,858
AgroFresh Solutions Inc.[a]	11,053	77,703
Air Products & Chemicals Inc.	92,425	13,976,508
Albemarle Corp.	46,749	6,372,356
American Vanguard Corp.	11,024	252,450
Ashland Global Holdings Inc.	26,298	1,719,626
Axalta Coating Systems Ltd.[a,b]	101,186	2,926,299
Balchem Corp.	14,996	1,219,025
BioAmber Inc.[a]	7,757	3,801
Cabot Corp.	26,674	1,488,409
Calgon Carbon Corp.	20,310	434,634
Celanese Corp. Series A	59,228	6,175,704
CF Industries Holdings Inc.	99,918	3,513,117
Chase Corp.	3,575	398,255
Chemours Co. (The)	77,476	3,921,060
Codexis Inc.[a,b]	12,351	82,134
Core Molding Technologies Inc.	3,580	78,545
DowDuPont Inc.	989,704	68,517,208
Eastman Chemical Co.	62,114	5,620,696
Ecolab Inc.	112,778	14,504,379
Ferro Corp.[a]	35,241	785,874
Flotek Industries Inc.[a,b]	22,636	105,257
FMC Corp.	55,153	4,925,714
FutureFuel Corp.	8,629	135,820
GCP Applied Technologies Inc.[a]	30,541	937,609
Hawkins Inc.	3,911	159,569
HB Fuller Co.	20,157	1,170,315
Huntsman Corp.	82,321	2,257,242
Ikonics Corp.[a]	237	1,955
Ingevity Corp.[a]	18,684	1,167,189
Innophos Holdings Inc.	7,820	384,666

Security	Shares	Value
Innospec Inc.	10,811	$666,498
International Flavors & Fragrances Inc.	34,153	4,880,805
Intrepid Potash Inc.[a,b]	46,125	201,105
KMG Chemicals Inc.	3,621	198,720
Koppers Holdings Inc.[a]	7,997	369,062
Kraton Corp.[a]	12,357	499,717
Kronos Worldwide Inc.	8,387	191,475
LSB Industries Inc.[a,b]	7,874	62,520
LyondellBasell Industries NV Class A	139,630	13,830,352
MagneGas Corp.[a]	1,033	590
Marrone Bio Innovations Inc.[a,b]	8,425	9,689
Minerals Technologies Inc.	15,122	1,068,369
Monsanto Co.	186,385	22,332,651
Mosaic Co. (The)	713	15,394
NewMarket Corp.	4,001	1,703,426
Northern Technologies International Corp.[a]	791	13,052
Olin Corp.	69,722	2,387,979
OMNOVA Solutions Inc.[a]	19,307	211,412
Platform Specialty Products Corp.[a,b]	85,032	948,107
PolyOne Corp.	35,156	1,407,295
PPG Industries Inc.	109,808	11,931,737
Praxair Inc.	125,316	17,511,658
Quaker Chemical Corp.	4,688	693,590
Rayonier Advanced Materials Inc.	18,573	254,450
RPM International Inc.	54,989	2,823,135
Scotts Miracle-Gro Co. (The) Class A	19,204	1,869,317
Senomyx Inc.[a]	19,157	11,609
Sensient Technologies Corp.	19,163	1,474,018
Sherwin-Williams Co. (The)	35,413	12,679,271
Stepan Co.	7,690	643,345
TOR Minerals International Inc.[a]	263	1,880
Trecora Resources[a,b]	7,864	104,591
Tredegar Corp.	10,958	197,244
Trinseo SA	19,051	1,278,322
Tronox Ltd. Class A	31,402	662,582
Valvoline Inc.	82,350	1,931,108
Westlake Chemical Corp.	16,074	1,335,589
WR Grace & Co.	30,283	2,184,918
Yield10 Bioscience Inc.[a]	315	964

		252,790,595
COMMERCIAL SERVICES & SUPPLIES — 0.53%
ABM Industries Inc.	23,252	969,841
ACCO Brands Corp.[a,b]	43,438	516,912
Acme United Corp.	740	17,020
Advanced Disposal Services Inc.[a]	16,199	408,053
AMREP Corp.[a]	692	4,837
Aqua Metals Inc.[a,b]	3,779	25,886
ARC Document Solutions Inc.[a]	15,816	64,687
Brady Corp. Class A	19,421	737,027
Brink’s Co. (The)	20,054	1,689,549
Casella Waste Systems Inc. Class Aa	15,525	291,870
CECO Environmental Corp.	11,429	96,689
Cemtrex Inc.	3,923	11,730
Cenveo Inc.[a]	3,664	12,861
Cintas Corp.	35,589	5,134,781
Clean Harbors Inc.[a,b]	22,676	1,285,729
Command Security Corp.[a]	3,603	10,970
CompX International Inc.	257	3,919

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Copart Inc.[a]	84,580	$2,907,015
Covanta Holding Corp.	54,543	809,964
Deluxe Corp.	19,927	1,453,874
Ecology and Environment Inc. Class A	220	2,618
Ennis Inc.	11,047	217,074
Essendant Inc.	34,834	458,764
Fuel Tech Inc.[a]	7,692	7,846
Healthcare Services Group Inc.	30,646	1,653,965
Heritage-Crystal Clean Inc.[a]	7,097	154,360
Herman Miller Inc.	24,026	862,533
HNI Corp.	19,019	788,718
Hudson Technologies Inc.[a,b]	11,780	92,002
Industrial Services of America Inc.[a,b]	3,978	6,603
InnerWorkings Inc.[a,b]	15,725	176,906
Interface Inc.	27,178	595,198
Intersections Inc.[a]	4,730	15,940
KAR Auction Services Inc.	57,717	2,755,410
Kimball International Inc. Class B	44	870
Knoll Inc.	16,184	323,680
LSC Communications Inc.	11,278	186,200
Matthews International Corp. Class A	12,547	781,051
McGrath RentCorp	8,390	367,063
Mobile Mini Inc.	19,161	660,096
MSA Safety Inc.	12,406	986,401
Multi-Color Corp.[b]	4,668	382,543
NL Industries Inc.[a,b]	3,957	36,207
Odyssey Marine Exploration Inc.[a,b]	3,241	13,936
Performant Financial Corp.[a]	15,677	28,532
Perma-Fix Environmental Services[a]	4,608	17,510
Pitney Bowes Inc.	78,443	1,098,986
Quad/Graphics Inc.	10,817	244,572
Quest Resource Holding Corp.[a,b]	4,083	4,614
Republic Services Inc.	100,000	6,606,000
Rollins Inc.	39,150	1,806,381
RR Donnelley & Sons Co.	34,976	360,253
SP Plus Corp.[a]	7,665	302,768
Steelcase Inc. Class A	38,005	585,277
Stericycle Inc.[a]	41,183	2,949,526
Team Inc.[a]	11,894	158,785
Tetra Tech Inc.	23,917	1,113,336
U.S. Ecology Inc.	8,451	454,664
UniFirst Corp./MA	7,097	1,075,195
Viad Corp.	7,940	483,546
Virco Manufacturing Corp.[a]	3,643	20,037
VSE Corp.	3,664	208,335
Waste Management Inc.	175,969	13,773,094
West Corp.	20,096	471,653
Wilhelmina International Inc.[a]	303	1,942

		59,744,204
COMMUNICATIONS EQUIPMENT — 1.12%
Acacia Communications Inc.[a,b]	6,702	315,664
ADTRAN Inc.	20,039	480,936
Aerohive Networks Inc.[a]	11,005	45,010
Applied Optoelectronics Inc.[a,b]	7,035	454,953
Arista Networks Inc.[a,b]	19,746	3,744,039

Security	Shares	Value
ARRIS International PLC[a]	93,843	$2,673,587
Aviat Networks Inc.[a]	3,237	55,223
Black Box Corp.	7,109	23,104
Brocade Communications Systems Inc.	170,585	2,038,491
CalAmp Corp.[a]	15,421	358,538
Calix Inc.[a,b]	19,158	96,748
Ciena Corp.[a,b]	54,467	1,196,640
Cisco Systems Inc.	2,131,900	71,695,797
Clearfield Inc.[a,b]	4,494	61,118
ClearOne Inc.[b]	3,137	23,371
CommScope Holding Co. Inc.[a]	85,563	2,841,547
Communications Systems Inc.	3,258	13,618
Comtech Telecommunications Corp.	27,808	570,898
DASAN Zhone Solutions Inc.[a]	2,726	18,619
Digi International Inc.[a]	11,033	116,950
EchoStar Corp. Class Aa	19,374	1,108,774
EMCORE Corp.[a]	3,663	30,037
Extreme Networks Inc.[a]	42,622	506,776
F5 Networks Inc.[a]	27,558	3,322,393
Finisar Corp.[a]	46,022	1,020,308
Harmonic Inc.[a]	35,723	108,955
Harris Corp.	51,318	6,757,554
Infinera Corp.[a,b]	58,981	523,162
InfoSonics Corp.[a,b]	7,536	2,909
Inseego Corp.[a,b]	12,548	18,948
InterDigital Inc./PA	14,995	1,105,881
Juniper Networks Inc.	162,880	4,532,950
KVH Industries Inc.[a]	6,994	83,578
Lantronix Inc.[a]	3,769	9,159
Lumentum Holdings Inc.[a,b]	24,085	1,309,020
Motorola Solutions Inc.	69,947	5,936,402
NETGEAR Inc.[a]	14,640	696,864
NetScout Systems Inc.[a]	39,158	1,266,761
Network-1 Technologies Inc.	4,728	18,203
Oclaro Inc.[a,b]	71,730	619,030
Optical Cable Corp.[a]	3,734	8,028
Palo Alto Networks Inc.[a,b]	38,772	5,587,045
ParkerVision Inc.[a,b]	4,467	7,058
PC-Tel Inc.	7,670	48,321
Plantronics Inc.	14,714	650,653
RELM Wireless Corp.	6,855	24,678
Resonant Inc.[a,b]	3,233	14,322
Sonus Networks Inc.[a]	20,178	154,362
TESSCO Technologies Inc.	3,169	39,454
Ubiquiti Networks Inc.[a,b]	10,995	615,940
ViaSat Inc.[a,b]	22,813	1,467,332
Viavi Solutions Inc.[a]	97,961	926,711
Westell Technologies Inc. Class Aa	4,670	13,870
xG Technology Inc.[a,b]	195	316

		125,360,605
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	65,086	2,395,816
Aegion Corp.[a]	15,350	357,348
Ameresco Inc. Class Aa	7,904	61,651
Argan Inc.	4,580	308,005
Chicago Bridge & Iron Co. NVb	45,897	771,070
Comfort Systems USA Inc.	15,487	552,886
Dycom Industries Inc.[a,b]	14,665	1,259,430

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
EMCOR Group Inc.	26,476	$1,836,905
Fluor Corp.	63,457	2,671,540
Goldfield Corp. (The)[a]	11,764	74,113
Granite Construction Inc.	16,051	930,155
Great Lakes Dredge & Dock Corp.[a,b]	23,590	114,412
HC2 Holdings Inc.[a,b]	11,494	60,688
IES Holdings Inc.[a,b]	3,781	65,411
Jacobs Engineering Group Inc.	50,673	2,952,716
KBR Inc.	58,928	1,053,633
Layne Christensen Co.[a]	8,458	106,148
MasTec Inc.[a,b]	27,470	1,274,608
MYR Group Inc.[a]	8,039	234,256
Northwest Pipe Co.[a,b]	3,953	75,186
NV5 Global Inc.[a,b]	3,483	190,346
Orion Group Holdings Inc.[a]	11,655	76,457
Primoris Services Corp.	15,699	461,865
Quanta Services Inc.[a]	62,784	2,346,238
Sterling Construction Co. Inc.[a,b]	7,618	116,022
Tutor Perini Corp.[a,b]	16,215	460,506
Valmont Industries Inc.	11,354	1,795,067

		22,602,478
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	19,799	2,112,553
Martin Marietta Materials Inc.	26,908	5,549,237
Summit Materials Inc. Class Aa	39,523	1,265,922
Tecnoglass Inc.[b]	605	4,072
U.S. Concrete Inc.[a]	6,914	527,538
U.S. Lime & Minerals Inc.	502	42,168
Vulcan Materials Co.	59,620	7,130,552

		16,632,042
CONSUMER FINANCE — 0.75%
Ally Financial Inc.	199,548	4,841,034
American Express Co.	312,875	28,302,672
Asta Funding Inc.[a]	3,805	28,728
Atlanticus Holdings Corp.[a]	3,041	7,055
Capital One Financial Corp.	205,501	17,397,715
Consumer Portfolio Services Inc.[a]	7,961	36,302
Credit Acceptance Corp.[a,b]	4,810	1,347,618
Discover Financial Services	163,791	10,561,244
Encore Capital Group Inc.[a]	4,606	204,046
Enova International Inc.[a,b]	11,813	158,885
EZCORP Inc. Class Aa	22,756	216,182
FirstCash Inc.	18,496	1,168,022
Green Dot Corp. Class Aa	18,984	941,227
LendingClub Corp.[a,b]	177,948	1,083,703
Navient Corp.	116,332	1,747,307
Nelnet Inc. Class A	10,251	517,675
Nicholas Financial Inc.[a]	4,484	38,876
OneMain Holdings Inc.[a,b]	26,112	736,097
PRA Group Inc.[a,b]	19,571	560,709
Regional Management Corp.[a,b]	4,113	99,576
Santander Consumer USA Holdings Inc.[a]	39,209	602,642

Security	Shares	Value
SLM Corp.[a]	185,165	$2,123,843
Synchrony Financial	333,278	10,348,282
World Acceptance Corp.[a]	3,759	311,584

		83,381,024
CONTAINERS & PACKAGING — 0.47%
AptarGroup Inc.	26,797	2,312,849
Avery Dennison Corp.	38,161	3,752,753
Ball Corp.	147,454	6,089,850
Bemis Co. Inc.	39,091	1,781,377
Berry Global Group Inc.[a]	57,151	3,237,604
Crown Holdings Inc.[a]	57,992	3,463,282
Graphic Packaging Holding Co.	135,472	1,889,834
Greif Inc. Class A NVS	11,355	664,722
Greif Inc. Class B	3,796	243,893
International Paper Co.	175,142	9,951,568
Myers Industries Inc.	8,568	179,500
Owens-Illinois Inc.[a]	69,925	1,759,313
Packaging Corp. of America	39,136	4,488,117
Sealed Air Corp.	86,528	3,696,476
Silgan Holdings Inc.	32,362	952,414
Sonoco Products Co.	42,376	2,137,869
UFP Technologies Inc.[a]	3,217	90,398
WestRock Co.	108,315	6,144,710

		52,836,529
DISTRIBUTORS — 0.12%
AMCON Distributing Co.	53	4,889
Core-Mark Holding Co. Inc.	19,288	619,916
Educational Development Corp.	695	6,672
Genuine Parts Co.	61,756	5,906,961
LKQ Corp.[a]	135,901	4,891,077
Pool Corp.	20,209	2,186,008
Weyco Group Inc.	3,191	90,561

		13,706,084
DIVERSIFIED CONSUMER SERVICES — 0.17%
Adtalem Global Education Inc.	23,386	838,388
American Public Education Inc.[a]	7,459	157,012
Ascent Capital Group Inc. Class Aa,b	4,506	58,758
Bridgepoint Education Inc.[a]	7,657	73,507
Bright Horizons Family Solutions Inc.[a,b]	18,770	1,618,162
Cambium Learning Group Inc.[a]	4,606	30,538
Capella Education Co.	4,089	286,843
Career Education Corp.[a]	27,452	285,226
Carriage Services Inc.	7,500	192,000
Chegg Inc.[a,b]	20,110	298,432
Collectors Universe Inc.	3,636	87,155
Graham Holdings Co. Class B	2,475	1,448,123
Grand Canyon Education Inc.[a]	19,427	1,764,360
H&R Block Inc.	89,709	2,375,494
Houghton Mifflin Harcourt Co.[a]	43,270	521,404
K12 Inc.[a]	12,464	222,358
Laureate Education Inc. Class Aa,b	26,059	379,158
Liberty Tax Inc.	3,246	46,742
Lincoln Educational Services Corp.[a]	11,376	28,440

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
National American University Holdings Inc.[b]	3,796	$8,123
Regis Corp.[a]	15,622	222,926
Service Corp. International/U.S.	98,339	3,392,696
ServiceMaster Global Holdings Inc.[a]	57,446	2,684,452
Sotheby’sa	22,726	1,047,896
Strayer Education Inc.	4,311	376,221
Universal Technical Institute Inc.[a]	8,057	27,958
Weight Watchers International Inc.[a]	11,561	503,482

		18,975,854
DIVERSIFIED FINANCIAL SERVICES — 1.41%
A-Mark Precious Metals Inc.	684	11,293
Berkshire Hathaway Inc. Class Ba	818,859	150,113,232
GWG Holdings Inc.[a]	186	1,845
Leucadia National Corp.	142,879	3,607,695
LM Funding America Inc.[a,b]	3,327	5,988
Marlin Business Services Corp.	3,900	112,125
NewStar Financial Inc.	8,419	98,839
On Deck Capital Inc.[a,b]	15,504	72,404
Tiptree Inc.[b]	14,683	91,769
Voya Financial Inc.	82,700	3,298,903

		157,414,093
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.83%
Alaska Communications Systems Group Inc.[a]	23,120	52,482
AT&T Inc.	2,616,447	102,486,229
ATN International Inc.	7,282	383,761
CenturyLink Inc.	1,638	30,958
Cincinnati Bell Inc.[a]	16,458	326,691
Cogent Communications Holdings Inc.	22,264	1,088,710
Consolidated Communications Holdings Inc.	31,596	602,852
Frontier Communications Corp.[b]	45,853	540,607
Fusion Telecommunications International Inc.[a]	3,617	9,838
General Communication Inc. Class Aa	11,849	483,321
Globalstar Inc.[a,b]	112,856	183,955
Hawaiian Telcom Holdco Inc.[a]	4,168	124,290
IDT Corp. Class B	30	422
Iridium Communications Inc.[a,b]	34,199	352,250
Level 3 Communications Inc.[a]	128,854	6,866,630
Lumos Networks Corp.[a]	8,604	154,184
One Horizon Group Inc.[a,b]	984	805
Ooma Inc.[a]	2,986	31,502
ORBCOMM Inc.[a]	27,171	284,480
Otelco Inc.[a]	811	7,664
Pareteum Corp.[a,b]	1,563	2,376
pdvWireless Inc.[a]	4,108	122,418
Straight Path Communications Inc. Class Ba	3,959	715,272
Verizon Communications Inc.	1,753,987	86,804,817
Vonage Holdings Corp.[a]	77,084	627,464
Windstream Holdings Inc.[b]	99,694	176,458
Zayo Group Holdings Inc.[a,b]	78,168	2,690,543

		205,150,979

Security	Shares	Value
ELECTRIC UTILITIES — 1.80%
ALLETE Inc.	25,207	$1,948,249
Alliant Energy Corp.	94,006	3,907,829
American Electric Power Co. Inc.	208,439	14,640,755
Avangrid Inc.	19,224	911,602
Duke Energy Corp.	296,201	24,857,188
Edison International	137,285	10,594,283
El Paso Electric Co.	22,352	1,234,948
Entergy Corp.	74,933	5,721,884
Eversource Energy	136,101	8,225,944
Exelon Corp.	408,556	15,390,305
FirstEnergy Corp.	195,455	6,025,878
Genie Energy Ltd. Class B	7,602	49,793
Great Plains Energy Inc.	94,427	2,861,138
Hawaiian Electric Industries Inc.	45,870	1,530,682
IDACORP Inc.	26,680	2,345,972
MGE Energy Inc.	20,131	1,300,463
NextEra Energy Inc.	199,203	29,193,200
OGE Energy Corp.	92,674	3,339,044
Otter Tail Corp.	15,831	686,274
PG&E Corp.	218,218	14,858,464
Pinnacle West Capital Corp.	46,563	3,937,367
PNM Resources Inc.	34,266	1,380,920
Portland General Electric Co.	38,065	1,737,287
PPL Corp.	291,888	11,077,150
Southern Co. (The)	427,230	20,994,082
Spark Energy Inc. Class Ab	6,716	100,740
Westar Energy Inc.	58,737	2,913,355
Xcel Energy Inc.	213,075	10,082,709

		201,847,505
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.	18,886	3,234,794
Allied Motion Technologies Inc.	3,208	81,291
American Electric Technologies Inc.[a]	3,918	6,269
American Superconductor Corp.[a]	4,565	20,725
AMETEK Inc.	101,199	6,683,182
Atkore International Group Inc.[a]	12,163	237,300
AZZ Inc.	11,275	549,092
Babcock & Wilcox Enterprises Inc.[a,b]	22,662	75,464
Broadwind Energy Inc.[a]	7,620	24,689
Capstone Turbine Corp.[a,b]	7,525	5,230
Eaton Corp. PLC	194,499	14,935,578
Emerson Electric Co.	276,372	17,367,216
Encore Wire Corp.	8,326	372,797
Energous Corp.[a,b]	4,668	59,097
Energy Focus Inc.[a]	3,784	10,330
EnerSys	18,777	1,298,805
Enphase Energy Inc.[a,b]	11,603	17,637
Ensync Inc.[a,b]	24,083	12,403
Espey Manufacturing & Electronics Corp.	612	13,770
FuelCell Energy Inc.[a,b]	12,257	21,450
Generac Holdings Inc.[a,b]	27,350	1,256,185
General Cable Corp.	19,704	371,420
Hubbell Inc.	22,584	2,620,196
Ideal Power Inc.[a,b]	3,580	9,272
LSI Industries Inc.	10,950	72,379

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Ocean Power Technologies Inc.[a]	295	$369
Orion Energy Systems Inc.[a]	11,883	13,309
Pioneer Power Solutions Inc.[a]	3,084	23,438
Plug Power Inc.[a,b]	74,064	193,307
Powell Industries Inc.	3,801	113,992
Preformed Line Products Co.	650	43,745
Real Goods Solar Inc. Class Aa	3	3
Regal Beloit Corp.	19,191	1,516,089
Revolution Lighting Technologies Inc.[a]	6,959	45,234
Rockwell Automation Inc.	54,395	9,693,733
Sensata Technologies Holding NVa,b	70,722	3,399,607
Servotronics Inc.	113	968
Sunrun Inc.[a]	68,482	380,075
Sunworks Inc.[a,b]	7,126	11,188
Thermon Group Holdings Inc.[a,b]	12,507	225,001
Ultralife Corp.[a]	4,082	27,554
Vicor Corp.[a]	7,169	169,188
Vivint Solar Inc.[a]	7,989	27,163

		65,240,534
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.90%
ADDvantage Technologies Group Inc.[a]	3,063	4,196
Amphenol Corp. Class A	131,714	11,148,273
Anixter International Inc.[a]	11,849	1,007,165
Applied DNA Sciences Inc.[a]	8,396	24,097
Arrow Electronics Inc.[a]	38,555	3,100,208
Avnet Inc.	54,759	2,152,029
AVX Corp.	19,459	354,738
Badger Meter Inc.	11,819	579,131
Bel Fuse Inc. Class A	246	6,544
Bel Fuse Inc. Class B	3,861	120,463
Belden Inc.[b]	18,608	1,498,502
Benchmark Electronics Inc.[a]	20,167	688,703
CDW Corp./DE	66,193	4,368,738
ClearSign Combustion Corp.[a]	2,687	9,539
Cognex Corp.	37,347	4,118,627
Coherent Inc.[a,b]	10,720	2,521,022
Control4 Corp.[a,b]	7,640	225,074
Corning Inc.	393,046	11,759,936
CPS Technologies Corp.[a,b]	3,661	3,990
CTS Corp.	12,520	301,732
CUI Global Inc.[a,b]	8,087	29,841
Daktronics Inc.	15,742	166,393
Data I/O Corp.[a]	3,577	35,627
Digital Ally Inc.[a]	889	2,134
Dolby Laboratories Inc. Class A	24,376	1,402,108
Dynasil Corp. of America[a]	6,905	8,631
Echelon Corp.[a]	759	3,552
Electro Scientific Industries Inc.[a]	11,563	160,957
Electro-Sensors Inc.[a]	222	779
eMagin Corp.[a,b]	8,579	19,303
ePlus Inc.[a]	5,343	493,960
Fabrinet[a]	12,254	454,133
FARO Technologies Inc.[a]	7,598	290,623
Fitbit Inc. Class Aa,b	91,540	637,118
FLIR Systems Inc.	57,932	2,254,134

Security	Shares	Value
Frequency Electronics Inc.[a]	3,577	$33,588
Giga-Tronics Inc.[a]	905	680
ID Systems Inc.[a]	4,572	34,336
Identiv Inc.[a]	4,736	21,975
IEC Electronics Corp.[a]	4,084	20,134
II-VI Inc.[a]	22,510	926,286
Image Sensing Systems Inc.[a]	3,208	9,464
Insight Enterprises Inc.[a]	15,471	710,428
Intellicheck Inc.[a,b]	3,729	10,740
IntriCon Corp.[a]	3,213	38,877
IPG Photonics Corp.[a]	16,592	3,070,516
Iteris Inc.[a,b]	11,420	75,943
Itron Inc.[a]	12,498	967,970
Jabil Inc.	80,977	2,311,893
KEMET Corp.[a]	19,204	405,781
Key Tronic Corp.[a]	4,018	28,970
Keysight Technologies Inc.[a]	84,990	3,540,683
Kimball Electronics Inc.[a]	8,458	183,116
Knowles Corp.[a,b]	35,731	545,612
LGL Group Inc. (The)[a]	257	1,442
LightPath Technologies Inc. Class Aa	4,686	11,996
Littelfuse Inc.	8,512	1,667,331
LRAD Corp.[a]	12,522	26,672
Luna Innovations Inc.[a]	14,897	25,176
Maxwell Technologies Inc.[a]	12,465	63,945
Mesa Laboratories Inc.	704	105,121
Methode Electronics Inc.	15,646	662,608
MicroVision Inc.[a,b]	20,130	55,961
MTS Systems Corp.	7,476	399,592
Napco Security Technologies Inc.[a,b]	4,709	45,677
National Instruments Corp.	42,450	1,790,116
Neonode Inc.[a,b]	16,363	20,945
Netlist Inc.[a,b]	18,656	13,712
Novanta Inc.[a]	12,356	538,722
OSI Systems Inc.[a]	7,696	703,184
PAR Technology Corp.[a]	4,152	43,347
Park Electrochemical Corp.	7,998	147,963
PC Connection Inc.	12,288	346,399
PCM Inc.[a]	3,669	51,366
Perceptron Inc.[a]	3,932	31,023
Plexus Corp.[a]	14,685	823,535
Radisys Corp.[a,b]	14,784	20,254
Research Frontiers Inc.[a]	7,883	9,381
RF Industries Ltd.	3,584	8,243
Richardson Electronics Ltd./U.S.	4,555	27,193
Rogers Corp.[a]	7,649	1,019,459
Sanmina Corp.[a]	33,741	1,253,478
ScanSource Inc.[a]	11,464	500,404
Schmitt Industries Inc.[a]	374	711
SigmaTron International Inc.[a]	3,048	25,542
Superconductor Technologies Inc.[a,b]	303	312
SYNNEX Corp.	11,845	1,498,511
Systemax Inc.	4,106	108,522
Taitron Components Inc.	800	1,256
TE Connectivity Ltd.	152,363	12,655,271
Tech Data Corp.[a]	15,436	1,371,489
Trimble Inc.[a]	118,029	4,632,638
TTM Technologies Inc.[a,b]	41,634	639,915
Universal Display Corp.[b]	18,666	2,405,114
Universal Security Instruments Inc.[a]	622	1,089

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
VeriFone Systems Inc.[a]	42,446	$860,805
Vicon Industries Inc.[a]	3,159	1,200
Vishay Intertechnology Inc.	55,123	1,036,312
Vishay Precision Group Inc.[a]	4,626	112,874
Wayside Technology Group Inc.	830	11,247
Wireless Telecom Group Inc.[a]	7,545	12,600
Zebra Technologies Corp. Class Aa	22,576	2,451,302

		101,129,947
ENERGY EQUIPMENT & SERVICES — 0.86%
Archrock Inc.	30,766	386,113
Aspen Aerogels Inc.[a]	7,492	32,590
Atwood Oceanics Inc.[a,b]	66,659	625,928
Baker Hughes a GE Co.	189,495	6,939,307
Bristow Group Inc.	11,230	105,000
C&J Energy Services Inc.[a,b]	37,270	1,116,982
CARBO Ceramics Inc.[a,b]	8,380	72,319
Core Laboratories NVb	24,911	2,458,716
Dawson Geophysical Co.[a]	19,681	89,155
Diamond Offshore Drilling Inc.[a,b]	48,381	701,524
Dril-Quip Inc.[a]	24,200	1,068,430
Eco Stim Energy Solutions Inc[a,b]	4,758	7,327
ENGlobal Corp.[a]	7,088	9,002
Ensco PLC Class Ab	222,783	1,330,014
Enservco Corp.[a,b]	11,030	5,884
Era Group Inc.[a]	7,826	87,573
Exterran Corp.[a]	26,077	824,294
Fairmount Santrol Holdings Inc.[a,b]	62,793	300,151
Forum Energy Technologies Inc.[a,b]	48,843	776,604
Frank’s International NVb	90,096	695,541
Geospace Technologies Corp.[a]	6,919	123,297
Gulf Island Fabrication Inc.	4,770	60,579
Halliburton Co.	53,143	2,446,172
Helix Energy Solutions Group Inc.[a]	109,332	807,963
Hornbeck Offshore Services Inc.[a,b]	10,717	43,297
Independence Contract Drilling Inc.[a,b]	11,244	42,727
ION Geophysical Corp.[a,b]	3,843	36,547
Matrix Service Co.[a,b]	11,454	174,101
McDermott International Inc.[a,b]	100,055	727,400
Mitcham Industries Inc.[a]	4,539	15,841
Nabors Industries Ltd.	170,773	1,378,138
National Oilwell Varco Inc.	187,625	6,703,841
Natural Gas Services Group Inc.[a,b]	17	483
Newpark Resources Inc.[a,b]	38,000	380,000
Noble Corp. PLC[a]	232,467	1,069,348
Oceaneering International Inc.	67,698	1,778,426
Oil States International Inc.[a,b]	37,220	943,527
Parker Drilling Co.[a,b]	97,090	106,799
Patterson-UTI Energy Inc.	89,814	1,880,705
PHI Inc.[a]	147	1,732
PHI Inc. NVS[a]	3,276	38,526
Pioneer Energy Services Corp.[a]	80,161	204,411
Profire Energy Inc.[a,b]	12,305	24,487
RigNet Inc.[a]	4,644	79,877
Rowan Companies PLC Class Aa	85,754	1,101,939
RPC Inc.[b]	67,447	1,672,011

Security	Shares	Value
SAExploration Holdings Inc.[a]	15	$38
Schlumberger Ltd.	604,538	42,172,571
SEACOR Holdings Inc.[a]	8,099	373,445
SEACOR Marine Holdings Inc.[a,b]	19,814	309,891
Superior Drilling Products Inc.[a,b]	3,725	2,980
Superior Energy Services Inc.[a]	112,664	1,203,251
Synthesis Energy Systems Inc.[a,b]	30,922	16,698
TechnipFMC PLC[a]	217,699	6,078,156
Tesco Corp.[a,b]	43,586	237,544
TETRA Technologies Inc.[a]	38,417	109,873
Transocean Ltd.[a]	225,517	2,426,563
U.S. Silica Holdings Inc.[b]	30,865	958,976
Unit Corp.[a]	35,049	721,308
Weatherford International PLC[a,b]	552,758	2,531,632
Willbros Group Inc.[a,b]	18,759	60,404

		96,677,958
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.88%
Acadia Realty Trust[b]	27,212	778,807
ACRE Realty Investors Inc.[a]	2,715	2,253
Agree Realty Corp.	11,480	563,438
Alexander & Baldwin Inc.	19,255	892,084
Alexander’s Inc.[b]	1,096	464,803
Alexandria Real Estate Equities Inc.	38,233	4,548,580
Altisource Residential Corp.	23,171	257,430
American Assets Trust Inc.	23,486	934,038
American Campus Communities Inc.	58,699	2,591,561
American Homes 4 Rent Class A	98,425	2,136,807
American Tower Corp.	181,585	24,819,038
Apartment Investment & Management Co. Class A	66,099	2,899,102
Apple Hospitality REIT Inc.[b]	89,228	1,687,301
Armada Hoffler Properties Inc.	14,843	204,982
Ashford Hospitality Prime Inc.	8,215	78,043
Ashford Hospitality Trust Inc.	34,218	228,234
AvalonBay Communities Inc.	57,736	10,301,257
Bluerock Residential Growth REIT Inc.[b]	7,743	85,638
Boston Properties Inc.	67,848	8,337,162
Brandywine Realty Trust[b]	73,641	1,287,981
Brixmor Property Group Inc.	129,711	2,438,567
BRT Apartments Corp.[b]	3,815	40,897
Camden Property Trust	35,878	3,281,043
CareTrust REIT Inc.	23,655	450,391
CatchMark Timber Trust Inc. Class A	15,718	198,204
CBL & Associates Properties Inc.[b]	51,795	434,560
Cedar Realty Trust Inc.	25,943	145,800
Chatham Lodging Trust	11,012	234,776
Chesapeake Lodging Trust[b]	24,012	647,604
City Office REIT Inc.	8,465	116,563
Colony NorthStar Inc. Class A	240,988	3,026,809
Columbia Property Trust Inc.	64,532	1,404,862
Community Healthcare Trust Inc.	4,507	121,509
CoreCivic Inc.	57,682	1,544,147
CorEnergy Infrastructure Trust Inc.[b]	4,494	158,863
CoreSite Realty Corp.	14,855	1,662,275
Corporate Office Properties Trust[b]	39,520	1,297,442
Cousins Properties Inc.	210,163	1,962,922
Crown Castle International Corp.	171,261	17,122,675
CubeSmart[b]	82,139	2,132,328
CyrusOne Inc.	38,850	2,289,430

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
DCT Industrial Trust Inc.	38,503	$2,230,094
DDR Corp.	160,290	1,468,256
DiamondRock Hospitality Co.	78,069	854,856
Digital Realty Trust Inc.	86,884	10,280,984
Douglas Emmett Inc.	65,176	2,569,238
Duke Realty Corp.	152,939	4,407,702
Easterly Government Properties Inc.	7,933	163,975
EastGroup Properties Inc.	17,706	1,560,253
Education Realty Trust Inc.	30,733	1,104,237
Empire State Realty Trust Inc. Class A	50,542	1,038,133
EPR Properties	30,476	2,125,396
Equinix Inc.	33,200	14,817,160
Equity Commonwealth[a]	51,290	1,559,216
Equity LifeStyle Properties Inc.	37,070	3,153,916
Equity Residential	154,333	10,175,175
Essex Property Trust Inc.	27,501	6,986,079
Extra Space Storage Inc.[b]	55,238	4,414,621
Farmland Partners Inc.[b]	7,507	67,863
Federal Realty Investment Trust	31,702	3,937,705
First Industrial Realty Trust Inc.	49,559	1,491,230
First Potomac Realty Trust[b]	23,470	261,456
Forest City Realty Trust Inc. Class A	113,491	2,895,155
Four Corners Property Trust Inc.	27,383	682,384
Franklin Street Properties Corp.	39,016	414,350
Gaming and Leisure Properties Inc.	81,463	3,005,170
GEO Group Inc. (The)	57,628	1,550,193
Getty Realty Corp.	11,385	325,725
GGP Inc.	264,329	5,490,113
Gladstone Commercial Corp.	8,465	188,516
Gladstone Land Corp.	3,628	49,413
Global Net Lease Inc.[b]	23,229	508,483
Global Self Storage Inc.	3,546	16,879
Government Properties Income Trust	5,487	102,991
Gramercy Property Trust	66,086	1,999,101
HCP Inc.	201,368	5,604,071
Healthcare Realty Trust Inc.	54,073	1,748,721
Healthcare Trust of America Inc. Class A	85,389	2,544,592
Hersha Hospitality Trust	18,052	337,031
Highwoods Properties Inc.	46,160	2,404,474
Hospitality Properties Trust	51,554	1,468,773
Host Hotels & Resorts Inc.	313,546	5,797,466
Hudson Pacific Properties Inc.	64,806	2,172,945
Independence Realty Trust Inc.	10,402	105,788
InfraREIT Inc.[a]	22,250	497,733
Investors Real Estate Trust[b]	82,068	501,435
Invitation Homes Inc.[b]	33,586	760,723
Iron Mountain Inc.	109,319	4,252,509
iStar Inc.[a,b]	31,790	375,122
JBG SMITH Properties[a]	36,513	1,249,110
Jernigan Capital Inc.	3,197	65,698
Kilroy Realty Corp.	39,077	2,779,156
Kimco Realty Corp.	179,981	3,518,629
Kite Realty Group Trust	23,276	471,339
Lamar Advertising Co. Class A	35,141	2,408,213
LaSalle Hotel Properties	47,111	1,367,161
Lexington Realty Trust	89,401	913,678
Liberty Property Trust	62,213	2,554,466

Security	Shares	Value
Life Storage Inc.[b]	22,434	$1,835,326
LTC Properties Inc.	15,996	751,492
Macerich Co. (The)	59,940	3,294,902
Mack-Cali Realty Corp.	38,732	918,336
Medical Properties Trust Inc.	183,265	2,406,269
Mid-America Apartment Communities Inc.	50,016	5,345,710
Monmouth Real Estate Investment Corp.[b]	27,668	447,945
National Health Investors Inc.[b]	18,662	1,442,386
National Retail Properties Inc.	66,990	2,790,803
National Storage Affiliates Trust	23,717	574,900
New Senior Investment Group Inc.	31,345	286,807
NexPoint Residential Trust Inc.[b]	8,396	199,237
NorthStar Realty Europe Corp.	26,563	340,272
Omega Healthcare Investors Inc.[b]	90,197	2,878,186
One Liberty Properties Inc.	6,883	167,670
Outfront Media Inc.	58,226	1,466,131
Paramount Group Inc.	82,164	1,314,624
Park Hotels & Resorts Inc.[b]	60,522	1,667,986
Parkway Inc.	15,816	364,242
Pebblebrook Hotel Trust[b]	30,745	1,111,124
Pennsylvania REIT[b]	21,762	228,283
Physicians Realty Trust	68,716	1,218,335
Piedmont Office Realty Trust Inc. Class A	61,823	1,246,352
Potlatch Corp.	18,539	945,489
Power REIT[a]	239	1,515
Preferred Apartment Communities Inc. Class Ab	8,600	162,368
Prologis Inc.	226,510	14,374,325
PS Business Parks Inc.	11,330	1,512,555
Public Storage	65,257	13,964,345
QTS Realty Trust Inc. Class A	18,908	990,023
Quality Care Properties Inc.[a]	38,024	589,372
RAIT Financial Trust[b]	14,653	10,697
Ramco-Gershenson Properties Trust	28,246	367,480
Rayonier Inc.	50,662	1,463,625
Realty Income Corp.[b]	117,340	6,710,675
Regency Centers Corp.	68,356	4,240,806
Retail Opportunity Investments Corp.	67,403	1,281,331
Retail Properties of America Inc. Class A	100,067	1,313,880
Rexford Industrial Realty Inc.	27,212	778,807
RLJ Lodging Trust	73,245	1,611,390
Ryman Hospitality Properties Inc.[b]	22,760	1,422,272
Sabra Health Care REIT Inc.	60,223	1,321,293
Saul Centers Inc.	4,541	281,133
SBA Communications Corp.[a]	53,319	7,680,602
Select Income REIT	41,551	973,124
Senior Housing Properties Trust	74,825	1,462,829
Seritage Growth Properties Class Ab	10,685	492,258
Simon Property Group Inc.[b]	138,248	22,259,310
SL Green Realty Corp.	42,154	4,271,043
Sotherly Hotels Inc.[b]	4,565	26,888
Spirit Realty Capital Inc.	270,270	2,316,214
STAG Industrial Inc.[b]	39,676	1,089,900
Starwood Waypoint Homes[b]	53,406	1,942,376
STORE Capital Corp.[b]	65,228	1,622,220
Summit Hotel Properties Inc.	30,663	490,301
Sun Communities Inc.	33,651	2,883,218
Sunstone Hotel Investors Inc.[b]	92,293	1,483,149
Tanger Factory Outlet Centers Inc.[b]	39,579	966,519
Taubman Centers Inc.	32,506	1,615,548
Terreno Realty Corp.	19,305	698,455

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Tier REIT Inc.	19,456	$375,501
UDR Inc.	112,622	4,283,015
UMH Properties Inc.[b]	10,908	169,619
Uniti Group Inc.[a]	71,260	1,044,672
Universal Health Realty Income Trust	4,925	371,788
Urban Edge Properties	38,924	938,847
Urstadt Biddle Properties Inc. Class A	3,184	69,093
Ventas Inc.	152,504	9,932,586
VEREIT Inc.	449,643	3,727,540
Vornado Realty Trust	73,382	5,641,608
Washington Prime Group Inc.[b]	108,532	904,072
Washington REIT[b]	31,389	1,028,304
Weingarten Realty Investors	59,678	1,894,180
Welltower Inc.	155,162	10,904,785
Weyerhaeuser Co.	324,734	11,050,698
Wheeler Real Estate Investment Trust Inc.	736	8,501
Whitestone REIT[b]	11,273	147,113
WP Carey Inc.	50,030	3,371,522
Xenia Hotels & Resorts Inc.	46,210	972,721

		434,355,875
FOOD & STAPLES RETAILING — 1.56%
Andersons Inc. (The)	11,362	389,149
Casey’s General Stores Inc.	18,847	2,062,804
Chefs’ Warehouse Inc. (The)[a]	7,793	150,405
Costco Wholesale Corp.	184,736	30,350,277
CVS Health Corp.	433,475	35,250,187
Ingles Markets Inc. Class A	8,893	228,550
Kroger Co. (The)	385,905	7,741,254
Natural Grocers by Vitamin Cottage Inc.[a]	22,971	128,178
Performance Food Group Co.[a]	30,590	864,167
PriceSmart Inc.	16,151	1,441,477
Rite Aid Corp.[a,b]	445,603	873,382
Smart & Final Stores Inc.[a,b]	48,922	384,038
SpartanNash Co.	15,545	409,922
Sprouts Farmers Market Inc.[a]	77,166	1,448,406
SUPERVALU Inc.[a,b]	15,526	337,691
Sysco Corp.	214,414	11,567,635
U.S. Foods Holding Corp.[a]	55,535	1,482,784
United Natural Foods Inc.[a]	20,247	842,073
Village Super Market Inc. Class A	3,288	81,345
Wal-Mart Stores Inc.	618,552	48,333,653
Walgreens Boots Alliance Inc.	390,402	30,146,842
Weis Markets Inc.	8,629	375,362

		174,889,581
FOOD PRODUCTS — 1.35%
Alico Inc.	649	22,163
Amplify Snack Brands Inc.[a,b]	12,020	85,222
Arcadia Biosciences Inc.[a,b]	4,088	1,758
Archer-Daniels-Midland Co.	244,962	10,413,335
B&G Foods Inc.	27,202	866,384
Blue Buffalo Pet Products Inc.[a]	39,174	1,110,583
Bob Evans Farms Inc./DE	8,049	623,878

Security	Shares	Value
Bridgford Foods Corp.[a]	641	$7,724
Bunge Ltd.	58,578	4,068,828
Cal-Maine Foods Inc.[a,b]	12,308	505,859
Calavo Growers Inc.	6,951	508,813
Campbell Soup Co.	86,327	4,041,830
Coffee Holding Co. Inc.[a]	3,665	16,273
Conagra Brands Inc.	177,764	5,997,757
Darling Ingredients Inc.[a]	69,713	1,221,372
Dean Foods Co.	38,779	421,915
Farmer Bros. Co.[a,b]	13	427
Flowers Foods Inc.	77,444	1,456,722
Fresh Del Monte Produce Inc.	14,675	667,125
Freshpet Inc.[a]	7,667	119,989
General Mills Inc.	250,969	12,990,155
Hain Celestial Group Inc. (The)[a,b]	48,289	1,987,092
Hershey Co. (The)	60,975	6,656,641
Hormel Foods Corp.	112,778	3,624,685
Hostess Brands Inc.[a]	42,143	575,673
Ingredion Inc.	30,831	3,719,452
Inventure Foods Inc.[a,b]	8,016	37,595
J&J Snack Foods Corp.	7,026	922,514
JM Smucker Co. (The)	51,944	5,450,484
John B Sanfilippo & Son Inc.	3,761	253,153
Kellogg Co.	113,067	7,051,989
Kraft Heinz Co. (The)	255,320	19,800,066
Lamb Weston Holdings Inc.	61,399	2,878,999
Lancaster Colony Corp.	8,409	1,010,089
Landec Corp.[a,b]	11,509	149,042
Lifeway Foods Inc.[a]	3,075	27,367
Limoneira Co.	4,543	105,261
McCormick & Co. Inc./MD NVS	50,602	5,193,789
Mondelez International Inc. Class A	652,444	26,528,373
Omega Protein Corp.	8,544	142,258
Pilgrim’s Pride Corp.[a]	19,465	553,001
Pinnacle Foods Inc.	50,326	2,877,137
Post Holdings Inc.[a]	27,008	2,383,996
RiceBran Technologies[a]	3,750	4,800
Rocky Mountain Chocolate Factory Inc.	3,035	35,843
S&W Seed Co.[a,b]	4,792	15,095
Sanderson Farms Inc.	8,009	1,293,614
Seaboard Corp.	76	342,380
Seneca Foods Corp. Class Aa	3,168	109,296
Seneca Foods Corp. Class Ba	117	4,048
Snyder’s-Lance Inc.	34,169	1,303,206
Tootsie Roll Industries Inc.[b]	7,862	298,756
TreeHouse Foods Inc.[a]	23,399	1,584,814
Tyson Foods Inc. Class A	124,932	8,801,459

		150,870,079
GAS UTILITIES — 0.19%
Atmos Energy Corp.	45,417	3,807,761
Chesapeake Utilities Corp.	7,166	560,740
National Fuel Gas Co.	51,640	2,923,340
New Jersey Resources Corp.	35,364	1,490,593
Northwest Natural Gas Co.	11,538	743,047
ONE Gas Inc.	22,597	1,664,043
RGC Resources Inc.[b]	1,246	35,598
South Jersey Industries Inc.	31,939	1,102,854
Southwest Gas Holdings Inc.	19,590	1,520,576

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Spire Inc.	19,920	$1,487,028
UGI Corp.	80,827	3,787,553
WGL Holdings Inc.	20,205	1,701,261

		20,824,394
HEALTH CARE EQUIPMENT & SUPPLIES — 2.77%
Abaxis Inc.	8,392	374,703
Abbott Laboratories	743,659	39,681,644
ABIOMED Inc.[a]	18,836	3,175,750
Accuray Inc.[a,b]	34,113	136,452
Aethlon Medical Inc.[a,b]	3,289	5,065
Akers Biosciences Inc.[a,b]	680	551
Alere Inc.[a,b]	33,798	1,723,360
Align Technology Inc.[a]	32,134	5,985,600
Alliqua BioMedical Inc.[a]	10,889	3,976
Alphatec Holdings Inc.[a]	3,088	6,979
Amedica Corp.[a]	4,132	1,240
Analogic Corp.	4,572	382,905
AngioDynamics Inc.[a]	11,470	196,022
Anika Therapeutics Inc.[a]	6,939	402,462
Antares Pharma Inc.[a,b]	61,537	199,380
Apollo Endosurgery Inc.[a]	72	337
Atossa Genetics Inc.[a,b]	639	339
AtriCure Inc.[a,b]	11,505	257,367
Atrion Corp.	646	434,112
Avinger Inc.[a,b]	3,056	1,162
AxoGen Inc.[a,b]	10,831	209,580
Baxter International Inc.	213,332	13,386,583
Becton Dickinson and Co.	97,744	19,152,937
Biolase Inc.[a]	19,668	11,856
BioLife Solutions Inc.[a,b]	3,957	22,634
Boston Scientific Corp.[a]	594,335	17,336,752
Bovie Medical Corp.[a]	11,461	38,738
Cantel Medical Corp.	15,272	1,438,164
Cardiovascular Systems Inc.[a]	11,926	335,717
CAS Medical Systems Inc.[a,b]	11,354	10,446
Cerus Corp.[a]	43,248	118,067
Cesca Therapeutics Inc.[a,b]	272	968
Chembio Diagnostics Inc.[a,b]	3,764	23,337
CHF Solutions Inc.[a]	190	111
Cogentix Medical Inc.[a]	11,543	29,550
ConforMIS Inc.[a,b]	3,928	13,827
CONMED Corp.	11,289	592,334
Cooper Companies Inc. (The)	22,157	5,253,646
Corindus Vascular Robotics Inc.[a,b]	35,187	53,484
CR Bard Inc.	31,591	10,124,915
CryoLife Inc.[a]	10,980	249,246
CryoPort Inc.[a]	2,880	28,368
Cutera Inc.[a,b]	4,786	197,901
CytoSorbents Corp.[a,b]	7,542	46,760
Danaher Corp.	262,983	22,558,682
Dare Bioscience Inc.[a,b]	643	2,006
Daxor Corp.	131	669
DENTSPLY SIRONA Inc.	101,121	6,048,047
DexCom Inc.[a,b]	34,876	1,706,308
Dextera Surgical Inc.[a,b]	6,896	1,903

Security	Shares	Value
Edwards Lifesciences Corp.[a]	89,568	$9,790,678
Electromed Inc.[a]	3,035	22,186
Endologix Inc.[a,b]	30,468	135,887
Entellus Medical Inc.[a,b]	3,221	59,460
EnteroMedics Inc.[a,b]	27	48
Exactech Inc.[a]	4,056	133,645
FONAR Corp.[a]	3,210	97,905
GenMark Diagnostics Inc.[a,b]	18,625	179,359
Glaukos Corp.[a,b]	13,151	433,983
Globus Medical Inc. Class Aa,b	30,719	912,969
Haemonetics Corp.[a]	20,175	905,252
Halyard Health Inc.[a]	19,591	882,183
Heska Corp.[a]	3,480	306,553
Hill-Rom Holdings Inc.	27,760	2,054,240
Hologic Inc.[a]	120,156	4,408,524
ICU Medical Inc.[a]	6,976	1,296,490
IDEXX Laboratories Inc.[a]	38,868	6,043,585
Inogen Inc.[a]	7,910	752,241
InspireMD Inc.[a]	56	22
Insulet Corp.[a,b]	23,687	1,304,680
Integer Holdings Corp.[a]	11,366	581,371
Integra LifeSciences Holdings Corp.[a]	22,978	1,159,929
Intuitive Surgical Inc.[a,b]	16,103	16,841,806
Invacare Corp.	11,870	186,952
InVivo Therapeutics Holdings Corp.[a,b]	11,448	16,886
Invuity Inc.[a]	832	7,405
iRadimed Corp.[a,b]	2,981	28,618
IRIDEX Corp.[a]	3,676	34,444
K2M Group Holdings Inc.[a,b]	10,881	230,786
Kewaunee Scientific Corp.	262	7,729
Lantheus Holdings Inc.[a]	4,791	85,280
LeMaitre Vascular Inc.	4,620	172,880
LivaNova PLC[a]	18,789	1,316,357
Masimo Corp.[a]	18,910	1,636,850
Medovex Corp.[a,b]	6,961	7,796
Medtronic PLC	577,590	44,919,174
Meridian Bioscience Inc.	16,380	234,234
Merit Medical Systems Inc.[a]	18,748	793,978
MGC Diagnostics Corp.	794	7,114
Microbot Medical Inc.[a]	263	308
Milestone Scientific Inc.[a]	4,586	5,732
Misonix Inc.[a,b]	3,172	31,720
Natus Medical Inc.[a]	14,626	548,475
Neogen Corp.[a]	20,146	1,560,509
NeuroMetrix Inc.[a]	108	219
Nevro Corp.[a]	11,093	1,008,132
NuVasive Inc.[a,b]	19,405	1,076,201
Nuvectra Corp.[a]	3,700	49,062
NxStage Medical Inc.[a]	24,080	664,608
OraSure Technologies Inc.[a]	23,337	525,082
Orthofix International NVa	7,771	367,180
Penumbra Inc.[a,b]	11,634	1,050,550
Presbia PLC[a]	1,019	4,596
Pro-Dex Inc.[a]	613	4,383
Quidel Corp.[a]	11,773	516,364
ResMed Inc.	62,447	4,805,921
Retractable Technologies Inc.[a]	4,639	3,092
Rockwell Medical Inc.[a,b]	26,633	227,978
Roka Bioscience Inc.[a]	126	92
RTI Surgical Inc.[a]	24,031	109,341

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
SeaSpine Holdings Corp.[a]	3,835	$43,029
Second Sight Medical Products Inc.[a]	7,114	8,537
Senseonics Holdings Inc.[a,b]	6,871	21,918
Sientra Inc.[a]	3,979	61,277
Skyline Medical Inc.[a,b]	57	83
STAAR Surgical Co.[a,b]	11,738	146,138
STERIS PLC	39,002	3,447,777
Strata Skin Sciences Inc.[a]	1,191	2,108
Stryker Corp.	136,876	19,439,130
Surmodics Inc.[a]	4,674	144,894
Tandem Diabetes Care Inc.[a]	7,987	5,830
TearLab Corp.[a,b]	1,007	1,289
Teleflex Inc.	18,908	4,575,169
TransEnterix Inc.[a,b]	26,344	37,672
Utah Medical Products Inc.	754	55,457
Varex Imaging Corp.[a]	16,319	552,235
Varian Medical Systems Inc.[a,b]	41,696	4,172,102
Vermillion Inc.[a]	10,947	19,705
ViewRay Inc.[a,b]	4,638	26,715
VolitionRx Ltd.[a,b]	4,578	12,040
West Pharmaceutical Services Inc.	30,796	2,964,423
Wright Medical Group NVa	42,984	1,111,996
Xtant Medical Holdings Inc.[a,b]	1,455	1,049
Zimmer Biomet Holdings Inc.	87,073	10,195,378
Zosano Pharma Corp.[a,b]	3,802	3,129

		309,561,046
HEALTH CARE PROVIDERS & SERVICES — 2.33%
AAC Holdings Inc.[a,b]	3,720	36,940
Acadia Healthcare Co. Inc.[a,b]	37,995	1,814,641
Aceto Corp.	11,833	132,885
Adcare Health Systems Inc.[a]	7,667	6,977
Addus HomeCare Corp.[a,b]	3,242	114,443
Aetna Inc.	140,417	22,327,707
Almost Family Inc.[a,b]	3,730	200,301
Amedisys Inc.[a,b]	11,661	652,550
American Renal Associates Holdings Inc.[a,b]	3,710	55,539
American Shared Hospital Services[a]	709	2,021
AmerisourceBergen Corp.	72,361	5,987,873
AMN Healthcare Services Inc.[a]	19,748	902,484
Anthem Inc.	112,690	21,397,577
BioScrip Inc.[a]	21,814	59,988
BioTelemetry Inc.[a,b]	11,593	382,569
Brookdale Senior Living Inc.[a]	95,779	1,015,257
Capital Senior Living Corp.[a,b]	11,617	145,793
Cardinal Health Inc.	10,747	719,189
Centene Corp.[a]	77,311	7,481,385
Chemed Corp.	7,424	1,500,019
Cigna Corp.	107,386	20,074,739
Civitas Solutions Inc.[a,b]	7,656	141,253
Community Health Systems Inc.[a,b]	46,526	357,320
CorVel Corp.[a]	4,009	218,090
Cross Country Healthcare Inc.[a]	14,620	208,043
DaVita Inc.[a,b]	69,838	4,147,679
Digirad Corp.	8,035	27,721
Diplomat Pharmacy Inc.[a]	35,636	738,022

Security	Shares	Value
Diversicare Healthcare Services Inc.	3,001	$34,511
Ensign Group Inc. (The)	19,558	441,815
Envision Healthcare Corp.[a]	56,748	2,550,823
Express Scripts Holding Co.[a]	17,646	1,117,345
Five Star Senior Living Inc.[a]	2,456	3,807
Genesis Healthcare Inc.[a]	10,981	12,738
HCA Healthcare Inc.[a]	126,397	10,059,937
HealthEquity Inc.[a,b]	19,738	998,348
HealthSouth Corp.	44,000	2,039,400
Henry Schein Inc.[a]	70,488	5,779,311
Humana Inc.	62,586	15,247,827
InfuSystems Holdings Inc.[a]	7,636	15,654
Interpace Diagnostics Group Inc.[a,b]	271	420
Joint Corp. (The)[a,b]	3,652	17,383
Kindred Healthcare Inc.	46,529	316,397
Laboratory Corp. of America Holdings[a]	48,015	7,248,825
Landauer Inc.	3,927	264,287
LHC Group Inc.[a]	7,989	566,580
LifePoint Health Inc.[a]	23,077	1,336,158
Magellan Health Inc.[a,b]	11,041	952,838
McKesson Corp.	91,696	14,085,423
MEDNAX Inc.[a]	49,306	2,126,075
Molina Healthcare Inc.[a,b]	18,510	1,272,748
National Healthcare Corp.	4,283	267,987
National Research Corp. Class A	3,835	144,579
National Research Corp. Class B	194	10,490
Owens & Minor Inc.	31,829	929,407
Patterson Companies Inc.	39,572	1,529,458
PharMerica Corp.[a]	12,395	363,173
Premier Inc. Class Aa,b	19,350	630,229
Providence Service Corp. (The)[a]	4,596	248,552
Psychemedics Corp.	3,059	56,377
Quest Diagnostics Inc.	66,567	6,233,334
Quorum Health Corp.[a,b]	12,007	62,196
RadNet Inc.[a,b]	12,514	144,537
Select Medical Holdings Corp.[a]	61,951	1,189,459
Sharps Compliance Corp.[a]	4,496	21,491
Surgery Partners Inc.[a,b]	30,381	314,443
Teladoc Inc.[a,b]	20,394	676,061
Tenet Healthcare Corp.[a,b]	32,681	536,949
Tivity Health Inc.[a]	21,475	876,180
Triple-S Management Corp. Class Ba	10,781	255,294
U.S. Physical Therapy Inc.	4,572	280,949
UnitedHealth Group Inc.	413,890	81,060,356
Universal Health Services Inc. Class B	41,536	4,608,004
WellCare Health Plans Inc.[a]	18,996	3,262,373

		261,039,533
HEALTH CARE TECHNOLOGY — 0.19%
Allscripts Healthcare Solutions Inc.[a]	77,755	1,106,454
athenahealth Inc.[a]	19,158	2,382,489
Castlight Health Inc.[a]	16,388	70,468
Cerner Corp.[a,b]	134,099	9,563,941
Computer Programs & Systems Inc.	4,041	119,412
Connecture Inc.[a,b]	3,588	2,404
Cotiviti Holdings Inc.[a,b]	16,475	592,771
Evolent Health Inc.[a,b]	26,274	467,677
HealthStream Inc.[a,b]	10,846	253,471
HMS Holdings Corp.[a]	35,138	697,841

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
HTG Molecular Diagnostics Inc.[a,b]	3,052	$5,188
Icad Inc.[a]	4,726	20,889
Inovalon Holdings Inc. Class Aa,b	27,587	470,358
Medidata Solutions Inc.[a]	23,499	1,834,332
Micron Solutions Inc.[a]	620	2,356
Omnicell Inc.[a,b]	15,245	778,257
Quality Systems Inc.[a]	18,782	295,441
Simulations Plus Inc.	4,024	62,372
Streamline Health Solutions Inc.[a]	8,667	12,740
Veeva Systems Inc. Class Aa,b	45,562	2,570,152
Vocera Communications Inc.[a]	10,827	339,643

		21,648,656
HOTELS, RESTAURANTS & LEISURE — 2.03%
Aramark	101,094	4,105,427
Ark Restaurants Corp.	295	7,036
Bagger Dave’s Burger Tavern Inc.[a]	3,276	495
Belmond Ltd. Class Aa	35,717	487,537
Biglari Holdings Inc.[a]	199	66,325
BJ’s Restaurants Inc.[a]	10,897	331,814
Bloomin’ Brands Inc.	49,610	873,136
Bojangles’ Inc.[a,b]	3,677	49,639
Bowl America Inc.	686	9,824
Boyd Gaming Corp.	34,622	901,903
Bravo Brio Restaurant Group Inc.[a]	6,936	15,779
Brinker International Inc.	23,382	744,951
Buffalo Wild Wings Inc.[a,b]	4,445	469,836
Caesars Entertainment Corp.[a,b]	18,504	247,028
Canterbury Park Holding Corp.	598	7,385
Carnival Corp.	177,641	11,470,279
Carrols Restaurant Group Inc.[a]	14,752	160,797
Century Casinos Inc.[a]	8,404	68,997
Chanticleer Holdings Inc.[a,b]	1,017	2,654
Cheesecake Factory Inc. (The)	19,172	807,525
Chipotle Mexican Grill Inc.[a]	11,544	3,553,590
Choice Hotels International Inc.	15,222	972,686
Churchill Downs Inc.	4,468	921,302
Chuy’s Holdings Inc.[a]	7,479	157,433
Cracker Barrel Old Country Store Inc.[b]	11,652	1,766,676
Darden Restaurants Inc.	54,095	4,261,604
Dave & Buster’s Entertainment Inc.[a,b]	15,725	825,248
Del Frisco’s Restaurant Group Inc.[a,b]	10,769	156,689
Del Taco Restaurants Inc.[a,b]	11,394	174,784
Denny’s Corp.[a]	34,157	425,255
DineEquity Inc.	7,489	321,877
Diversified Restaurant Holdings Inc.[a,b]	4,724	9,826
Domino’s Pizza Inc.	20,148	4,000,385
Dover Downs Gaming & Entertainment Inc.[a]	7,474	7,698
Dover Motorsports Inc.	7,514	15,404
Drive Shack Inc.	24,416	88,142
Dunkin’ Brands Group Inc.	38,625	2,050,215
El Pollo Loco Holdings Inc.[a,b]	8,080	98,172
Eldorado Resorts Inc.[a,b]	17,990	461,443
Empire Resorts Inc.[a,b]	635	14,192
Extended Stay America Inc.	84,783	1,695,660
Famous Dave’s of America Inc.[a]	3,236	13,106

Security	Shares	Value
Fiesta Restaurant Group Inc.[a,b]	15,053	$286,007
Flanigan’s Enterprises Inc.	198	4,802
Fogo De Chao Inc.[a]	3,016	37,398
Full House Resorts Inc.[a]	4,630	12,918
Gaming Partners International Corp.	825	9,157
Golden Entertainment Inc.[a]	3,812	92,937
Good Times Restaurants Inc.[a]	4,501	12,153
Habit Restaurants Inc. (The)[a,b]	4,496	58,673
Hilton Grand Vacations Inc.[a]	23,942	924,879
Hilton Worldwide Holdings Inc.	85,308	5,924,641
Hyatt Hotels Corp. Class Aa	18,283	1,129,707
ILG Inc.	46,695	1,248,157
International Speedway Corp. Class A	6,394	230,184
J Alexander’s Holdings Inc.[a]	7,006	81,270
Jack in the Box Inc.	14,635	1,491,599
Jamba Inc.[a,b]	7,487	64,688
Kona Grill Inc.[a,b]	4,026	15,299
La Quinta Holdings Inc.[a]	35,196	615,930
Las Vegas Sands Corp.	159,513	10,234,354
Lindblad Expeditions Holdings Inc.[a,b]	7,689	82,272
Luby’s Inc.[a]	8,376	22,196
Marcus Corp. (The)	7,792	215,838
Marriott International Inc./MD Class A	135,528	14,943,317
Marriott Vacations Worldwide Corp.	11,041	1,374,936
McDonald’s Corp.	348,472	54,598,593
MGM Resorts International	220,327	7,180,457
Monarch Casino & Resort Inc.[a]	4,076	161,124
Nathan’s Famous Inc.[a]	709	52,431
Nevada Gold & Casinos Inc.[a]	6,897	16,139
Noodles & Co.[a,b]	8,066	35,490
Norwegian Cruise Line Holdings Ltd.[a]	75,783	4,096,071
ONE Group Hospitality Inc. (The)[a,b]	7,061	11,862
Papa John’s International Inc.	11,730	857,111
Papa Murphy’s Holdings Inc.[a,b]	16,064	95,581
Peak Resorts Inc.	4,512	19,627
Penn National Gaming Inc.[a]	23,225	543,233
Pinnacle Entertainment Inc.[a]	26,564	566,079
Planet Fitness Inc. Class A	42,294	1,141,092
Potbelly Corp.[a,b]	10,854	134,590
Rave Restaurant Group Inc.[a]	3,285	5,880
RCI Hospitality Holdings Inc.	4,010	99,247
Red Lion Hotels Corp.[a,b]	7,991	69,122
Red Robin Gourmet Burgers Inc.[a]	4,770	319,590
Red Rock Resorts Inc. Class A	28,948	670,436
Royal Caribbean Cruises Ltd.	73,236	8,681,395
Ruby Tuesday Inc.[a]	26,493	56,695
Ruth’s Hospitality Group Inc.	14,894	312,029
Scientific Games Corp. Class Aa	18,714	858,037
SeaWorld Entertainment Inc.	27,366	355,484
Shake Shack Inc. Class Aa,b	4,747	157,743
Six Flags Entertainment Corp.	39,361	2,398,659
Sonic Corp.	20,052	510,323
Speedway Motorsports Inc.	4,182	89,077
Starbucks Corp.	622,494	33,434,153
Texas Roadhouse Inc.	26,806	1,317,247
Town Sports International Holdings Inc.[a]	11,524	80,668
Vail Resorts Inc.	17,164	3,915,452
Wendy’s Co. (The)	89,609	1,391,628
Wingstop Inc.[b]	7,688	255,626
Wyndham Worldwide Corp.	46,713	4,924,017

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Wynn Resorts Ltd.	34,565	$5,147,420
Yum! Brands Inc.	144,037	10,602,564
Zoe’s Kitchen Inc.[a]	26,546	335,276

		227,430,314
HOUSEHOLD DURABLES — 0.57%
AV Homes Inc.[a]	4,125	70,744
Bassett Furniture Industries Inc.	8,581	323,504
Beazer Homes USA Inc.[a,b]	11,390	213,449
CalAtlantic Group Inc.	31,217	1,143,479
Cavco Industries Inc.[a]	3,726	549,771
Century Communities Inc.[a]	7,655	189,078
Comstock Holding Companies Inc.[a]	285	476
CSS Industries Inc.	3,796	109,401
CTI Industries Corp.[a]	230	966
Dixie Group Inc. (The)[a]	6,956	27,824
DR Horton Inc.	144,755	5,780,067
Emerson Radio Corp.[a]	7,850	10,519
Ethan Allen Interiors Inc.	11,388	368,971
Flexsteel Industries Inc.	13	659
Garmin Ltd.	52,883	2,854,095
GoPro Inc. Class Aa,b	42,121	463,752
Green Brick Partners Inc.[a]	11,471	113,563
Helen of Troy Ltd.[a]	11,629	1,126,850
Hooker Furniture Corp.	4,588	219,077
Hovnanian Enterprises Inc. Class Aa,b	51,328	99,063
Installed Building Products Inc.[a]	7,476	484,445
iRobot Corp.[a,b]	11,767	906,765
KB Home	35,252	850,278
La-Z-Boy Inc.	20,122	541,282
Leggett & Platt Inc.	55,220	2,635,651
Lennar Corp. Class A	91,793	4,846,670
Lennar Corp. Class B	3,984	179,599
LGI Homes Inc.[a,b]	7,191	349,267
Libbey Inc.	8,436	78,117
Lifetime Brands Inc.	4,182	76,531
Live Ventures Inc.[a]	631	7,768
M/I Homes Inc.[a]	10,887	291,009
MDC Holdings Inc.	18,290	607,411
Meritage Homes Corp.[a,b]	15,434	685,270
Mohawk Industries Inc.[a]	26,931	6,665,692
NACCO Industries Inc. Class A	14	1,201
New Home Co. Inc. (The)[a,b]	4,730	52,787
Newell Brands Inc.	205,940	8,787,460
Nova Lifestyle Inc.[a,b]	7,858	13,044
NVR Inc.[a]	1,446	4,128,330
P&F Industries Inc. Class A	689	4,988
PICO Holdings Inc.[a]	9,740	162,658
PulteGroup Inc.	132,123	3,610,921
Skyline Corp.[a]	3,990	48,239
Stanley Furniture Co. Inc.	7,512	8,864
Taylor Morrison Home Corp. Class Aa	38,718	853,732
Tempur Sealy International Inc.[a,b]	22,512	1,452,474
Toll Brothers Inc.	65,090	2,699,282
TopBuild Corp.[a]	16,157	1,052,952
TRI Pointe Group Inc.[a]	62,147	858,250

Security	Shares	Value
Tupperware Brands Corp.	20,311	$1,255,626
Turtle Beach Corp.[a]	7,588	6,298
Universal Electronics Inc.[a,b]	3,719	235,785
Vuzix Corp.[a,b]	4,742	25,844
Whirlpool Corp.	31,368	5,785,514
William Lyon Homes Class Aa	7,787	179,023
ZAGG Inc.[a]	11,788	185,661

		64,279,996
HOUSEHOLD PRODUCTS — 1.45%
Central Garden & Pet Co.[a,b]	4,031	156,564
Central Garden & Pet Co. Class Aa	18,687	694,970
Church & Dwight Co. Inc.	109,520	5,306,244
Clorox Co. (The)	56,037	7,391,841
Colgate-Palmolive Co.	378,195	27,551,506
Energizer Holdings Inc.	26,625	1,226,081
HRG Group Inc.[a]	64,627	1,008,827
Kimberly-Clark Corp.	152,338	17,927,136
Ocean Bio-Chem Inc.	728	3,676
Oil-Dri Corp. of America	3,024	147,964
Orchids Paper Products Co.[b]	3,865	54,419
Procter & Gamble Co. (The)	1,089,806	99,150,550
Spectrum Brands Holdings Inc.	10,810	1,144,995
WD-40 Co.	6,795	760,361

		162,525,134
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
AES Corp./VA	301,537	3,322,938
Calpine Corp.[a]	146,227	2,156,848
Dynegy Inc.[a,b]	86,055	842,479
NRG Energy Inc.	144,299	3,692,611
NRG Yield Inc. Class A	14,892	282,501
NRG Yield Inc. Class C	26,470	510,871
Ormat Technologies Inc.	15,112	922,588
Pattern Energy Group Inc.	26,604	641,156
TerraForm Global Inc. Class Aa	20,072	95,342
TerraForm Power Inc.[a]	31,255	413,191
U.S. Geothermal Inc.[a]	8,105	32,339
Vistra Energy Corp.	126,840	2,370,640

		15,283,504
INDUSTRIAL CONGLOMERATES — 1.81%
3M Co.	255,753	53,682,555
Carlisle Companies Inc.	27,060	2,713,847
General Electric Co.	3,691,571	89,262,187
Honeywell International Inc.	325,930	46,197,318
Raven Industries Inc.	15,488	501,811
Roper Technologies Inc.	43,482	10,583,519

		202,941,237
INSURANCE — 2.96%
1347 Property Insurance Holdings Inc.[a]	3,101	23,878
Aflac Inc.	171,288	13,941,130
Alleghany Corp.[a]	4,425	2,451,494
Allstate Corp. (The)	157,807	14,504,041

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
American Equity Investment Life Holding Co.	11,264	$327,557
American Financial Group Inc./OH	31,887	3,298,710
American International Group Inc.	384,454	23,601,631
American National Insurance Co.	3,875	457,560
AMERISAFE Inc.	6,027	350,771
AmTrust Financial Services Inc.	57,904	779,388
Aon PLC	111,767	16,329,159
Arch Capital Group Ltd.[a]	55,485	5,465,273
Argo Group International Holdings Ltd.	14,800	910,200
Arthur J Gallagher & Co.	73,846	4,545,221
Aspen Insurance Holdings Ltd.	23,518	950,127
Assurant Inc.	26,802	2,560,127
Assured Guaranty Ltd.	58,082	2,192,596
Athene Holding Ltd. Class Aa	23,739	1,278,108
Atlantic American Corp.	749	2,359
Atlas Financial Holdings Inc.[a]	4,055	76,640
Axis Capital Holdings Ltd.	39,681	2,274,118
Baldwin & Lyons Inc. Class Ab	175	3,899
Baldwin & Lyons Inc. Class B	3,746	84,472
Blue Capital Reinsurance Holdings Ltd.	3,148	51,785
Brighthouse Financial Inc.[a,b]	42,471	2,582,237
Brown & Brown Inc.	47,416	2,284,977
Chubb Ltd.	201,851	28,773,860
Cincinnati Financial Corp.	65,946	5,049,485
Citizens Inc./TXa,b	19,335	142,112
CNA Financial Corp.	11,506	578,177
CNO Financial Group Inc.	41,242	962,588
Conifer Holdings Inc.[a]	833	4,998
Crawford & Co. Class A	7,613	72,933
Crawford & Co. Class B	4,569	54,645
Donegal Group Inc. Class A	3,612	58,262
eHealth Inc.[a]	7,548	180,322
EMC Insurance Group Inc.	3,701	104,183
Employers Holdings Inc.	18,971	862,232
Enstar Group Ltd.[a]	4,526	1,006,356
Erie Indemnity Co. Class A	10,765	1,297,936
Everest Re Group Ltd.	17,844	4,075,391
FBL Financial Group Inc. Class A	6,356	473,522
Federated National Holding Co.	4,668	72,868
Fidelity & Guaranty Life	19,488	605,102
First Acceptance Corp.[a]	7,816	8,363
First American Financial Corp.	45,965	2,296,871
FNF Group	121,698	5,775,787
Genworth Financial Inc. Class Aa	90,080	346,808
Global Indemnity Ltd.[a]	3,795	160,908
Greenlight Capital Re Ltd. Class Aa	12,310	266,512
Hallmark Financial Services Inc.[a]	6,918	80,318
Hanover Insurance Group Inc. (The)	19,004	1,842,058
Hartford Financial Services Group Inc. (The)	159,903	8,863,423
HCI Group Inc.	2,822	107,942
Health Insurance Innovations Inc.[a]	3,722	53,969
Heritage Insurance Holdings Inc.[b]	10,996	145,257
Horace Mann Educators Corp.	16,247	639,319
Independence Holding Co.	3,613	91,228
Infinity Property & Casualty Corp.	3,921	369,358
Investors Title Co.	321	57,481
James River Group Holdings Ltd.	7,070	293,264

Security	Shares	Value
Kemper Corp.	20,026	$1,061,378
Kingstone Companies Inc.	3,106	50,628
Lincoln National Corp.	97,719	7,180,392
Loews Corp.	126,931	6,074,918
Maiden Holdings Ltd.	14,308	113,749
Markel Corp.[a,b]	6,621	7,071,096
Marsh & McLennan Companies Inc.	220,532	18,482,787
MBIA Inc.[a,b]	55,143	479,744
Mercury General Corp.	15,402	873,139
MetLife Inc.	466,528	24,236,130
National General Holdings Corp.	23,899	456,710
National Security Group Inc. (The)	249	3,152
National Western Life Group Inc.	423	147,627
Navigators Group Inc. (The)	14,184	827,636
Old Republic International Corp.	105,161	2,070,620
Patriot National Inc.[a,b]	3,964	5,351
Primerica Inc.	19,109	1,558,339
Principal Financial Group Inc.	113,030	7,272,350
ProAssurance Corp.	22,737	1,242,577
Progressive Corp. (The)	247,922	12,004,383
Prudential Financial Inc.	182,254	19,377,245
Reinsurance Group of America Inc.	28,470	3,972,419
RenaissanceRe Holdings Ltd.	7,067	955,034
RLI Corp.	16,433	942,597
Safety Insurance Group Inc.	2,700	206,010
Selective Insurance Group Inc.	24,006	1,292,723
State Auto Financial Corp.	6,999	183,584
State National Companies Inc.	12,407	260,423
Stewart Information Services Corp.	7,107	268,360
Third Point Reinsurance Ltd.[a]	26,356	411,154
Torchmark Corp.	46,848	3,752,056
Travelers Companies Inc. (The)	121,676	14,907,744
Trupanion Inc.[a,b]	6,867	181,358
Unico American Corp.[a]	619	6,190
United Fire Group Inc.	5,340	244,679
United Insurance Holdings Corp.	5,154	84,010
Universal Insurance Holdings Inc.	12,095	278,185
Unum Group	100,805	5,154,160
Validus Holdings Ltd.	35,472	1,745,577
White Mountains Insurance Group Ltd.	2,446	2,096,222
Willis Towers Watson PLC	57,175	8,818,100
WMIH Corp.[a,b]	42,480	40,356
WR Berkley Corp.	42,190	2,815,761
XL Group Ltd.	119,363	4,708,870

		331,016,819
INTERNET & DIRECT MARKETING RETAIL — 2.30%
1-800-Flowers.com Inc. Class Aa	7,094	69,876
Amazon.com Inc.[a]	169,707	163,147,824
CafePress Inc.[a]	3,628	6,567
Duluth Holdings Inc.[a,b]	3,478	70,569
EVINE Live Inc.[a]	19,144	19,910
Expedia Inc.	50,820	7,315,031
FTD Companies Inc.[a]	7,726	100,747
Gaia Inc.[a]	7,628	91,536
Groupon Inc.[a,b]	177,806	924,591
HSN Inc.	19,004	742,106
JRjr33 Inc.[a]	4,646	1,491
Lands’ End Inc.[a,b]	7,513	99,172

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Liberty Expedia Holdings Inc. Class Aa	24,345	$1,292,963
Liberty Interactive Corp. QVC Group Series Aa	186,337	4,391,963
Liberty TripAdvisor Holdings Inc. Class Aa	30,163	372,513
Liberty Ventures Series Aa,b	39,196	2,255,730
Netflix Inc.[a]	183,370	33,254,150
Nutrisystem Inc.	11,776	658,278
Overstock.com Inc.[a,b]	7,089	210,543
PetMed Express Inc.	12,791	424,022
Priceline Group Inc. (The)[a,b]	20,845	38,163,443
Shutterfly Inc.[a,b]	15,125	733,260
TripAdvisor Inc.[a]	55,476	2,248,442
U.S. Auto Parts Network Inc.[a]	7,470	21,588
Wayfair Inc. Class Aa	17,208	1,159,819

		257,776,134
INTERNET SOFTWARE & SERVICES — 4.34%
2U Inc.[a,b]	20,371	1,141,591
Actua Corp.[a]	15,482	236,875
Akamai Technologies Inc.[a]	73,663	3,588,861
Alarm.com Holdings Inc.[a,b]	10,562	477,191
Alphabet Inc. Class Aa	126,892	123,557,278
Alphabet Inc. Class Ca	128,453	123,200,557
Amber Road Inc.[a,b]	4,618	35,466
Angie’s List Inc.[a,b]	18,630	232,130
Appfolio Inc.[a,b]	4,019	192,711
Autobytel Inc.[a]	2,301	15,854
Bankrate Inc.[a]	23,446	327,072
Bazaarvoice Inc.[a]	27,178	134,531
Benefitfocus Inc.[a,b]	4,644	156,271
Blucora Inc.[a]	16,328	413,098
Box Inc. Class Aa	34,212	660,976
Brightcove Inc.[a,b]	14,732	106,070
BroadVision Inc.[a]	885	3,496
Carbonite Inc.[a,b]	7,816	171,952
Care.com Inc.[a,b]	4,746	75,414
Cars.com Inc.[a,b]	30,685	816,528
ChannelAdvisor Corp.[a]	10,770	123,855
Cornerstone OnDemand Inc.[a]	19,975	811,185
CoStar Group Inc.[a,b]	14,838	3,980,293
Coupa Software Inc.[a]	8,101	252,346
Determine Inc.[a]	3,688	7,911
DHI Group Inc.[a]	16,417	42,684
eBay Inc.[a]	428,312	16,472,880
eGain Corp.[a]	7,737	20,890
Endurance International Group Holdings Inc.[a,b]	26,562	217,808
Envestnet Inc.[a,b]	15,726	802,026
Etsy Inc.[a]	45,816	773,374
Facebook Inc. Class Aa	1,008,207	172,272,330
Five9 Inc.[a]	22,308	533,161
Glowpoint Inc.[a]	7,047	1,765
GoDaddy Inc. Class Aa,b	18,601	809,330
Gogo Inc.[a,b]	19,571	231,134
GrubHub Inc.[a,b]	38,070	2,004,766
GTT Communications Inc.[a,b]	11,520	364,608
Hortonworks Inc.[a,b]	15,629	264,912
IAC/InterActiveCorp[a]	31,750	3,733,165

Security	Shares	Value
Instructure Inc.[a,b]	3,245	$107,572
Internap Corp.[a]	23,307	101,385
Inuvo Inc.[a]	8,675	8,632
iPass Inc.[a]	23,118	15,258
Issuer Direct Corp.	318	4,239
IZEA Inc.[a,b]	3,461	24,573
j2 Global Inc.	22,767	1,682,026
Leaf Group Ltd.[a]	4,747	32,754
Limelight Networks Inc.[a]	27,164	107,841
Liquidity Services Inc.[a]	11,230	66,257
LivePerson Inc.[a]	19,710	267,070
LogMeIn Inc.	22,622	2,489,551
Marchex Inc. Class Ba	11,721	36,218
Marin Software Inc.[a,b]	11,361	19,882
Match Group Inc.[a,b]	16,115	373,707
MaxPoint Interactive Inc.[a]	517	7,181
Meet Group Inc. (The)[a,b]	16,372	59,594
MINDBODY Inc. Class Aa,b	7,598	196,408
Net Element Inc.[a,b]	518	438
New Relic Inc.[a,b]	20,232	1,007,554
NIC Inc.	24,196	414,961
Numerex Corp. Class Aa	4,788	18,194
Nutanix Inc. Class Aa,b	7,900	176,881
Onvia Inc.[a,b]	3,630	16,880
Pandora Media Inc.[a,b]	105,154	809,686
Q2 Holdings Inc.[a]	8,641	359,898
QuinStreet Inc.[a]	15,264	112,190
Qumu Corp.[a]	4,505	13,560
Quotient Technology Inc.[a,b]	26,395	413,082
Reis Inc.	3,873	69,714
Remark Holdings Inc.[a,b]	6,995	26,371
SharpSpring Inc.[a]	3,182	10,342
Shutterstock Inc.[a,b]	7,874	262,125
Spark Networks Inc.[a]	11,405	13,914
SPS Commerce Inc.[a,b]	7,468	423,510
Stamps.com Inc.[a,b]	7,618	1,543,788
Support.com Inc.[a]	5,669	13,322
Synacor Inc.[a,b]	11,431	30,864
TechTarget Inc.[a,b]	7,611	90,875
Telaria Inc.[a]	14,633	63,800
Trade Desk Inc. (The) Class Aa,b	8,204	504,628
Travelzoo[a]	3,586	30,840
TrueCar Inc.[a]	24,080	380,223
Twilio Inc. Class Aa	26,986	805,532
Twitter Inc.[a,b]	272,960	4,604,835
VeriSign Inc.[a,b]	39,416	4,193,468
Web.com Group Inc.[a,b]	20,216	505,400
XO Group Inc.[a]	10,749	211,433
Yelp Inc.[a,b]	32,004	1,385,773
YuMe Inc.	7,719	35,739
Zillow Group Inc. Class Aa,b	19,126	767,909
Zillow Group Inc. Class Ca,b	43,067	1,731,724

		485,913,946
IT SERVICES — 3.83%
Accenture PLC Class A	264,731	35,757,216
Acxiom Corp.[a]	31,692	780,891
ALJ Regional Holdings Inc.[a,b]	4,769	16,501
Alliance Data Systems Corp.	21,811	4,832,227

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Automatic Data Processing Inc.	191,400	$20,923,848
Black Knight Financial Services Inc. Class Aa,b	7,634	328,644
Blackhawk Network Holdings Inc.[a]	23,350	1,022,730
Booz Allen Hamilton Holding Corp.	73,409	2,744,763
Broadridge Financial Solutions Inc.	49,921	4,034,615
CACI International Inc. Class Aa	10,935	1,523,792
Cardtronics PLC Class Aa	18,961	436,293
Cartesian Inc.[a]	3,086	1,944
Cass Information Systems Inc.	3,862	245,005
Cognizant Technology Solutions Corp. Class A	253,050	18,356,247
Computer Task Group Inc.	7,040	37,734
Conduent Inc.[a,b]	70,048	1,097,652
Convergys Corp.	39,561	1,024,234
CoreLogic Inc./U.S.[a]	38,007	1,756,684
CSG Systems International Inc.	12,534	502,613
CSP Inc.	681	7,464
CSRA Inc.	76,439	2,466,687
DST Systems Inc.	24,700	1,355,536
DXC Technology Co.	119,067	10,225,474
Edgewater Technology Inc.[a]	4,490	29,275
EPAM Systems Inc.[a,b]	18,592	1,634,795
Euronet Worldwide Inc.[a]	20,109	1,906,132
Everi Holdings Inc.[a]	27,437	208,247
EVERTEC Inc.	26,888	426,175
ExlService Holdings Inc.[a]	14,815	864,011
Fidelity National Information Services Inc.	140,932	13,161,639
First Data Corp. Class Aa	148,297	2,675,278
Fiserv Inc.[a,b]	90,417	11,660,176
FleetCor Technologies Inc.[a]	39,882	6,172,537
Forrester Research Inc.	3,975	166,354
Gartner Inc.[a]	38,159	4,747,361
Genpact Ltd.	54,898	1,578,318
Global Payments Inc.	65,315	6,206,884
Hackett Group Inc. (The)	10,940	166,179
Information Services Group Inc.[a]	12,409	49,884
Innodata Inc.[a]	11,438	17,157
Inpixon[a,b]	609	205
International Business Machines Corp.	369,205	53,564,261
Jack Henry & Associates Inc.	31,965	3,285,682
JetPay Corp.[a,b]	3,731	6,996
Leidos Holdings Inc.	58,980	3,492,796
ManTech International Corp./VA Class A	10,863	479,601
Mastercard Inc. Class A	398,920	56,327,504
Mattersight Corp.[a,b]	6,980	19,544
MAXIMUS Inc.	27,104	1,748,208
ModusLink Global Solutions Inc.[a]	19,363	36,402
MoneyGram International Inc.[a,b]	11,860	191,065
Paychex Inc.	141,202	8,466,472
Payment Data Systems Inc.[a]	908	1,462
PayPal Holdings Inc.[a]	481,005	30,798,750
Perficient Inc.[a]	15,257	300,105
PFSweb Inc.[a]	6,911	57,707
Planet Payment Inc.[a]	18,725	80,330
PRGX Global Inc.[a]	10,938	76,566
Sabre Corp.	96,763	1,751,410
Science Applications International Corp.	19,692	1,316,410
ServiceSource International Inc.[a,b]	23,541	81,452

Security	Shares	Value
Square Inc. Class Aa,b	106,885	$3,079,357
StarTek Inc.[a,b]	4,538	53,322
Sykes Enterprises Inc.[a]	15,701	457,841
Syntel Inc.	12,415	243,955
TeleTech Holdings Inc.	7,475	312,081
Teradata Corp.[a,b]	63,042	2,130,189
Total System Services Inc.	70,171	4,596,201
Travelport Worldwide Ltd.	47,289	742,437
Unisys Corp.[a,b]	20,095	170,808
Vantiv Inc. Class Aa,b	70,056	4,936,846
Virtusa Corp.[a]	11,504	434,621
Visa Inc. Class Ab	786,822	82,805,147
Western Union Co. (The)	206,880	3,972,096
WEX Inc.[a]	15,786	1,771,505
WidePoint Corp.[a,b]	31,860	20,709

		428,959,239
LEISURE PRODUCTS — 0.14%
American Outdoor Brands Corp.[a]	22,791	347,563
Brunswick Corp./DE	38,420	2,150,367
Callaway Golf Co.	39,071	563,794
Clarus Corp.[a,b]	10,236	76,770
Escalade Inc.	3,884	52,822
Hasbro Inc.	51,260	5,006,564
JAKKS Pacific Inc.[a]	7,112	21,336
Johnson Outdoors Inc. Class A	3,186	233,470
Malibu Boats Inc. Class Aa,b	7,698	243,565
Marine Products Corp.	1,322	21,218
Mattel Inc.	144,843	2,242,170
MCBC Holdings Inc.[a]	3,215	65,522
Nautilus Inc.[a]	11,728	198,203
Polaris Industries Inc.[b]	26,057	2,726,344
Sturm Ruger & Co. Inc.[b]	7,910	408,947
Summer Infant Inc.[a]	4,576	8,649
Vista Outdoor Inc.[a,b]	38,465	882,387

		15,249,691
LIFE SCIENCES TOOLS & SERVICES — 0.83%
Accelerate Diagnostics Inc.[a,b]	12,432	279,098
Agilent Technologies Inc.	136,748	8,779,222
Bio-Rad Laboratories Inc. Class Aa	9,310	2,068,868
Bio-Techne Corp.	16,064	1,941,977
Bioanalytical Systems Inc.[a,b]	3,190	5,551
Bruker Corp.	46,461	1,382,215
Cambrex Corp.[a]	15,095	830,225
Charles River Laboratories International Inc.[a]	20,415	2,205,228
ChromaDex Corp.[a,b]	7,427	31,936
CombiMatrix Corp.[a]	12,312	92,340
Enzo Biochem Inc.[a]	16,348	171,164
Fluidigm Corp.[a,b]	8,351	42,089
Harvard Bioscience Inc.[a]	47,422	177,832
Illumina Inc.[a]	63,100	12,569,520
INC Research Holdings Inc. Class Aa	26,437	1,382,655
Luminex Corp.	12,785	259,919
Mettler-Toledo International Inc.[a]	10,938	6,848,938
NanoString Technologies Inc.[a]	4,546	73,463
NeoGenomics Inc.[a,b]	23,479	261,321

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Pacific Biosciences of California Inc.[a,b]	43,062	$226,075
PAREXEL International Corp.[a]	22,811	2,009,193
PerkinElmer Inc.	45,863	3,163,171
PRA Health Sciences Inc.[a]	24,893	1,896,100
pSivida Corp.[a,b]	12,305	14,766
Quintiles IMS Holdings Inc.[a]	66,700	6,341,169
Thermo Fisher Scientific Inc.	170,469	32,252,735
VWR Corp.[a]	38,525	1,275,563
Waters Corp.[a]	35,340	6,344,237

		92,926,570
MACHINERY — 2.07%
Actuant Corp. Class A	24,012	614,707
AGCO Corp.	31,663	2,335,780
Alamo Group Inc.	3,138	336,927
Albany International Corp. Class A	11,726	673,072
Allison Transmission Holdings Inc.	60,700	2,278,071
Altra Industrial Motion Corp.	11,378	547,282
American Railcar Industries Inc.	3,810	147,066
ARC Group Worldwide Inc.[a]	3,613	8,491
Art’s-Way Manufacturing Co. Inc.[a]	304	730
Astec Industries Inc.	7,759	434,582
Barnes Group Inc.	20,296	1,429,650
Blue Bird Corp.[a]	20,485	421,991
Briggs & Stratton Corp.	18,751	440,648
Caterpillar Inc.	252,173	31,448,495
Chart Industries Inc.[a]	12,277	481,627
Chicago Rivet & Machine Co.	125	3,875
CIRCOR International Inc.	7,468	406,483
Colfax Corp.[a]	42,325	1,762,413
Columbus McKinnon Corp./NY	7,979	302,165
Commercial Vehicle Group Inc.[a,b]	11,382	83,658
Crane Co.	19,978	1,598,040
Cummins Inc.	66,068	11,101,406
Deere & Co.	135,682	17,040,302
DMC Global Inc.	4,666	78,855
Donaldson Co. Inc.	55,348	2,542,687
Douglas Dynamics Inc.	8,925	351,645
Dover Corp.	69,180	6,322,360
Eastern Co. (The)	3,130	89,831
Energy Recovery Inc.[a,b]	7,114	56,201
EnPro Industries Inc.	8,471	682,170
ESCO Technologies Inc.	11,561	693,082
ExOne Co. (The)[a,b]	4,028	45,758
Federal Signal Corp.	26,418	562,175
Flowserve Corp.	59,877	2,550,161
Fortive Corp.	129,299	9,153,076
Franklin Electric Co. Inc.	15,644	701,633
FreightCar America Inc.	4,605	90,074
Gardner Denver Holdings Inc.[a,b]	23,824	655,636
Gencor Industries Inc.[a,b]	3,607	63,664
Global Brass & Copper Holdings Inc.	10,588	357,874
Gorman-Rupp Co. (The)	7,800	254,046
Graco Inc.	23,220	2,872,082
Graham Corp.	4,020	83,737
Greenbrier Companies Inc. (The)	11,372	547,562

Security	Shares	Value
Hardinge Inc.	4,743	$72,426
Harsco Corp.[a]	34,047	711,582
Hillenbrand Inc.	26,873	1,044,016
Hurco Companies Inc.	3,256	135,450
Hyster-Yale Materials Handling Inc.	3,914	299,186
IDEX Corp.	30,927	3,756,703
Illinois Tool Works Inc.	132,315	19,577,327
Ingersoll-Rand PLC	109,766	9,787,834
ITT Inc.	37,911	1,678,320
Jason Industries Inc.[a]	7,552	12,008
John Bean Technologies Corp.[b]	18,234	1,843,457
Kadant Inc.	4,266	420,414
Kennametal Inc.	34,430	1,388,906
Key Technology Inc.[a]	3,055	57,709
LB Foster Co. Class A	4,017	91,387
Lincoln Electric Holdings Inc.	26,796	2,456,657
Lindsay Corp.	4,141	380,558
Liqtech International Inc.[a]	11,706	4,331
LS Starrett Co. (The) Class A	3,208	28,551
Lydall Inc.[a]	8,227	471,407
Manitex International Inc.[a]	7,002	62,878
Manitowoc Co. Inc. (The)[a]	57,537	517,833
Meritor Inc.[a]	39,539	1,028,409
Middleby Corp. (The)[a,b]	23,610	3,026,094
Milacron Holdings Corp.[a]	28,451	479,684
Miller Industries Inc./TN	17,815	497,929
Mueller Industries Inc.	22,924	801,194
Mueller Water Products Inc. Class A	69,052	883,866
Navistar International Corp.[a,b]	34,657	1,527,334
NN Inc.	11,479	332,891
Nordson Corp.	22,924	2,716,494
Omega Flex Inc.	3,108	223,279
Oshkosh Corp.	31,305	2,583,915
PACCAR Inc.	148,289	10,727,226
Park-Ohio Holdings Corp.	3,802	173,371
Parker-Hannifin Corp.	57,366	10,040,197
Pentair PLC	74,612	5,070,632
Perma-Pipe International Holdings Inc.[a]	3,576	30,217
Proto Labs Inc.[a]	10,913	876,314
RBC Bearings Inc.[a]	10,852	1,358,128
REV Group Inc.[b]	8,150	234,394
Rexnord Corp.[a,b]	42,539	1,080,916
Snap-on Inc.	25,434	3,789,920
Spartan Motors Inc.	14,945	165,142
SPX Corp.[a]	16,239	476,452
SPX FLOW Inc.[a]	18,727	722,113
Standex International Corp.	4,618	490,432
Stanley Black & Decker Inc.	64,929	9,802,331
Sun Hydraulics Corp.	11,343	612,522
Taylor Devices Inc.[a]	702	8,220
Tennant Co.	8,878	587,724
Terex Corp.	46,239	2,081,680
Timken Co. (The)	28,007	1,359,740
Titan International Inc.	19,141	194,281
Toro Co. (The)	47,346	2,938,293
TriMas Corp.[a]	19,167	517,509
Trinity Industries Inc.	62,730	2,001,087
Twin Disc Inc.[a]	3,962	73,733
Wabash National Corp.[b]	27,251	621,868
WABCO Holdings Inc.[a]	20,366	3,014,168

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Wabtec Corp./DEb	38,294	$2,900,770
Watts Water Technologies Inc. Class A	11,635	805,142
Welbilt Inc.[a,b]	57,627	1,328,302
Woodward Inc.	23,179	1,798,922
WSI Industries Inc.[a]	3,007	9,923
Xerium Technologies Inc.[a]	4,134	19,761
Xylem Inc./NY	74,073	4,639,192

		232,102,421
MARINE — 0.02%
Genco Shipping & Trading Ltd.[a]	8,863	102,722
Kirby Corp.[a,b]	22,901	1,510,321
Matson Inc.	15,641	440,763
Pangaea Logistics Solutions Ltd.[a]	3,918	9,638
Rand Logistics Inc.[a]	8,471	2,724

		2,066,168
MEDIA — 2.86%
AH Belo Corp. Class A	8,027	36,924
AMC Entertainment Holdings Inc. Class A	22,724	334,043
AMC Networks Inc. Class Aa	26,396	1,543,374
Ballantyne Strong Inc.[a]	4,677	28,530
Beasley Broadcast Group Inc. Class A	904	10,577
Cable One Inc.	2,399	1,732,366
CBS Corp. Class A	3,632	212,145
CBS Corp. Class B NVS	158,121	9,171,018
Central European Media Enterprises Ltd. Class Aa	31,177	126,267
Charter Communications Inc. Class Aa	85,757	31,165,809
Cinedigm Corp. Class Aa	3,986	5,780
Cinemark Holdings Inc.	49,250	1,783,342
Clear Channel Outdoor Holdings Inc. Class A	14,936	69,452
Comcast Corp. Class A	2,006,252	77,200,577
Cumulus Media Inc. Class Aa	8,540	2,733
Daily Journal Corp.[a,b]	181	39,568
Discovery Communications Inc. Class Aa,b	68,497	1,458,301
Discovery Communications Inc. Class C NVS[a,b]	89,552	1,814,324
DISH Network Corp. Class Aa	94,051	5,100,386
Emmis Communications Corp. Class Aa	3,686	12,238
Entercom Communications Corp. Class Ab	10,892	124,713
Entravision Communications Corp. Class A	23,364	133,175
EW Scripps Co. (The) Class Aa,b	22,595	431,790
Gannett Co. Inc.	81,957	737,613
Global Eagle Entertainment Inc.[a,b]	19,432	66,457
Gray Television Inc.[a,b]	27,407	430,290
Harte-Hanks Inc.[a]	19,442	20,803
Hemisphere Media Group Inc.[a]	4,042	48,302
Insignia Systems Inc.	4,574	4,940
Interpublic Group of Companies Inc. (The)	176,416	3,667,689
John Wiley & Sons Inc. Class A	19,685	1,053,147
Lee Enterprises Inc.[a,b]	23,288	51,234
Liberty Broadband Corp. Class Aa	11,075	1,043,043
Liberty Broadband Corp. Class Ca,b	64,925	6,187,352
Liberty Global PLC Series Aa,b	102,127	3,463,127
Liberty Global PLC Series C NVS[a,b]	265,146	8,670,274

Security	Shares	Value
Liberty Global PLC LiLAC Class Aa	22,356	$531,179
Liberty Global PLC LiLAC Class Ca,b	63,805	1,486,656
Liberty Media Corp.-Liberty Braves Class Ca,b	10,584	267,458
Liberty Media Corp.-Liberty Formula One Class Aa	6,929	252,839
Liberty Media Corp.-Liberty Formula One Class Ca	79,212	3,017,185
Liberty Media Corp.-Liberty SiriusXM Class Aa	39,618	1,659,994
Liberty Media Corp.-Liberty SiriusXM Class Ca	84,451	3,535,963
Lions Gate Entertainment Corp. Class Aa	20,053	670,773
Lions Gate Entertainment Corp. Class Ba	47,662	1,515,175
Live Nation Entertainment Inc.[a,b]	61,608	2,683,028
Loral Space & Communications Inc.[a]	13	644
Madison Square Garden Co. (The)[a]	7,344	1,572,350
McClatchy Co. (The) Class Aa,b	3,200	23,648
Meredith Corp.	16,768	930,624
MSG Networks Inc. Class Aa,b	30,982	656,818
National CineMedia Inc.	54,698	381,792
New Media Investment Group Inc.	15,840	234,274
New York Times Co. (The) Class A	50,684	993,406
News Corp. Class A	175,643	2,329,026
News Corp. Class B	53,650	732,323
Nexstar Media Group Inc. Class A	22,039	1,373,030
NTN Buzztime Inc.[a]	331	2,026
Omnicom Group Inc.	103,399	7,658,764
Reading International Inc. Class Aa	7,468	117,397
Regal Entertainment Group Class A	42,269	676,304
Saga Communications Inc. Class A	3,014	137,438
Salem Media Group Inc. Class A	4,666	30,796
Scholastic Corp.	11,437	425,456
Scripps Networks Interactive Inc. Class A	39,401	3,384,152
Sinclair Broadcast Group Inc. Class A	27,950	895,797
Sirius XM Holdings Inc.[b]	725,523	4,004,887
SPAR Group Inc.[a]	3,218	3,411
TEGNA Inc.	92,055	1,227,093
Time Inc.	47,392	639,792
Time Warner Inc.	329,223	33,728,896
Townsquare Media Inc. Class Aa	4,050	40,500
Tribune Media Co. Class A	31,939	1,305,028
tronc Inc.[a]	3,050	44,317
Twenty-First Century Fox Inc. Class A	454,244	11,982,957
Twenty-First Century Fox Inc. Class B	200,857	5,180,102
Urban One Inc.[a]	11,950	19,718
Urban One Inc. Class Aa	233	361
Viacom Inc. Class Ab	13,971	512,736
Viacom Inc. Class B NVS	1,625	45,240
Walt Disney Co. (The)	654,738	64,537,525
World Wrestling Entertainment Inc. Class A	14,825	349,129
Xcel Brands Inc.[a]	315	1,166

		319,780,876
METALS & MINING — 0.45%
AK Steel Holding Corp.[a]	136,407	762,515
Alcoa Corp.	72,977	3,402,188
Allegheny Technologies Inc.[b]	46,930	1,121,627
Ampco-Pittsburgh Corp.	3,804	66,190
Carpenter Technology Corp.	19,688	945,615
Century Aluminum Co.[a,b]	24,289	402,712
Cleveland-Cliffs Inc.[a]	111,242	795,380
Coeur Mining Inc.[a]	69,454	638,282
Commercial Metals Co.	47,322	900,538

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Compass Minerals International Inc.	15,926	$1,033,597
Comstock Mining Inc.[a,b]	53,475	8,342
Freeport-McMoRan Inc.[a]	592,505	8,318,770
Friedman Industries Inc.	3,613	22,220
General Moly Inc.[a]	42,446	15,917
Gerber Scientific Inc. Escrow[a,d]	664	7
Gold Resource Corp.	23,327	87,476
Golden Minerals Co.[a,b]	39,594	19,005
Handy & Harman Ltd.[a]	675	21,971
Haynes International Inc.	4,575	164,288
Hecla Mining Co.	163,358	820,057
Kaiser Aluminum Corp.	8,500	876,690
Materion Corp.	12,366	533,593
McEwen Mining Inc.[b]	73,018	142,385
Newmont Mining Corp.	228,031	8,553,443
Nucor Corp.	135,574	7,597,567
Olympic Steel Inc.	3,897	85,734
Paramount Gold Nevada Corp.[a]	3,262	5,121
Pershing Gold Corp.[a,b]	7,665	22,612
Real Industry Inc.[a]	11,460	20,628
Reliance Steel & Aluminum Co.	31,343	2,387,396
Royal Gold Inc.	30,641	2,636,352
Ryerson Holding Corp.[a]	7,036	76,341
Schnitzer Steel Industries Inc. Class A	11,480	323,162
Solitario Exploration & Royalty Corp.[a,b]	15,304	10,560
Steel Dynamics Inc.	101,238	3,489,674
SunCoke Energy Inc.[a]	27,130	247,968
Synalloy Corp.[a]	3,972	49,650
TimkenSteel Corp.[a]	15,679	258,704
U.S. Antimony Corp.[a]	30,414	8,790
U.S. Steel Corp.	74,290	1,906,281
Universal Stainless & Alloy Products Inc.[a]	3,611	75,289
Worthington Industries Inc.	19,307	888,122

		49,742,759
MORTGAGE REAL ESTATE INVESTMENT — 0.24%
AG Mortgage Investment Trust Inc.	7,147	137,508
AGNC Investment Corp.	140,773	3,051,959
Annaly Capital Management Inc.	461,528	5,626,026
Anworth Mortgage Asset Corp.	26,859	161,423
Apollo Commercial Real Estate Finance Inc.	31,210	565,213
Arbor Realty Trust Inc.[b]	16,439	134,800
Ares Commercial Real Estate Corp.	10,381	138,171
ARMOUR Residential REIT Inc.	15,543	418,107
Blackstone Mortgage Trust Inc. Class Ab	49,728	1,542,563
Capstead Mortgage Corp.	29,288	282,629
Cherry Hill Mortgage Investment Corp.	3,240	58,644
Chimera Investment Corp.	80,953	1,531,631
CIM Commercial Trust Corp.[b]	4,244	71,299
CYS Investments Inc.[b]	62,993	544,260
Dynex Capital Inc.	19,613	142,586
Ellington Residential Mortgage REIT	3,258	47,306
Five Oaks Investment Corp.	6,758	30,141
Great Ajax Corp.	7,468	105,224
Hannon Armstrong Sustainable Infrastructure Capital Inc.	15,947	388,628
Invesco Mortgage Capital Inc.	63,569	1,088,937

Security	Shares	Value
Ladder Capital Corp.	60,745	$837,066
Manhattan Bridge Capital Inc.	879	5,142
MFA Financial Inc.	181,649	1,591,245
MTGE Investment Corp.	19,052	369,609
New Residential Investment Corp.	138,262	2,313,123
New York Mortgage Trust Inc.[b]	38,473	236,609
Orchid Island Capital Inc.[b]	7,368	75,080
Owens Realty Mortgage Inc.	3,937	71,693
PennyMac Mortgage Investment Trust[c]	16,217	282,014
Redwood Trust Inc.[b]	31,938	520,270
Resource Capital Corp.	10,944	117,976
Starwood Property Trust Inc.	108,841	2,364,026
Sutherland Asset Management Corp.	1,973	30,976
Two Harbors Investment Corp.	170,471	1,718,348
Western Asset Mortgage Capital Corp.[b]	13,414	140,445

		26,740,677
MULTI-UTILITIES — 0.91%
Ameren Corp.	105,078	6,077,712
Avista Corp.	23,688	1,226,328
Black Hills Corp.	22,465	1,547,165
CenterPoint Energy Inc.	182,807	5,339,792
CMS Energy Corp.	116,556	5,398,874
Consolidated Edison Inc.	131,852	10,637,819
Dominion Energy Inc.	271,491	20,885,803
DTE Energy Co.	76,318	8,193,500
MDU Resources Group Inc.	81,660	2,119,077
NiSource Inc.	135,100	3,457,209
NorthWestern Corp.	16,834	958,528
Public Service Enterprise Group Inc.	217,238	10,047,257
SCANA Corp.	58,971	2,859,504
Sempra Energy	107,452	12,263,497
Unitil Corp.	4,655	230,236
Vectren Corp.	34,861	2,292,808
WEC Energy Group Inc.	135,328	8,495,892

		102,031,001
MULTILINE RETAIL — 0.40%
Big Lots Inc.	24,385	1,306,305
Bon-Ton Stores Inc. (The)[a,b]	7,054	3,033
Dillard’s Inc. Class Ab	9,106	510,573
Dollar General Corp.	114,290	9,263,205
Dollar Tree Inc.[a]	103,977	9,027,283
Fred’s Inc. Class Ab	10,026	64,567
JC Penney Co. Inc.[a,b]	309,937	1,180,860
Kohl’s Corp.	71,925	3,283,376
Macy’s Inc.	128,762	2,809,587
Nordstrom Inc.	57,880	2,729,042
Ollie’s Bargain Outlet Holdings Inc.[a]	15,019	696,882
Sears Holdings Corp.[a,b]	59,273	432,693
Target Corp.	233,307	13,767,446
Tuesday Morning Corp.[a,b]	19,165	61,328

		45,136,180
OIL, GAS & CONSUMABLE FUELS — 4.74%
Abraxas Petroleum Corp.[a]	136,695	256,987

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Adams Resources & Energy Inc.	606	$25,149
Aemetis Inc.[a]	4,703	4,092
Amyris Inc.[a,b]	13,247	42,390
Anadarko Petroleum Corp.	236,961	11,575,545
Andeavor	63,998	6,601,394
Antero Resources Corp.[a,b]	101,596	2,021,760
Apache Corp.	160,825	7,365,785
Approach Resources Inc.[a,b]	47,130	118,296
Arch Coal Inc. Class Ab	14,612	1,048,265
Barnwell Industries Inc.[a]	747	1,345
Bill Barrett Corp.[a,b]	121,137	519,678
Bonanza Creek Energy Inc.[a]	10,205	336,663
Cabot Oil & Gas Corp.	207,095	5,539,791
California Resources Corp.[a,b]	57,376	600,153
Callon Petroleum Co.[a,b]	111,218	1,250,090
Camber Energy Inc.[a,b]	26,984	4,533
Carrizo Oil & Gas Inc.[a]	52,092	892,336
Centennial Resource Development Inc./DE Class Aa,b	75,202	1,351,380
Centrus Energy Corp.[a]	3,259	12,156
Cheniere Energy Inc.[a,b]	86,175	3,881,322
Chesapeake Energy Corp.[a,b]	442,253	1,901,688
Chevron Corp.	807,674	94,901,695
Cimarex Energy Co.	40,580	4,612,729
Clean Energy Fuels Corp.[a,b]	50,353	124,875
Cloud Peak Energy Inc.[a]	27,872	102,011
Cobalt International Energy Inc.[a,b]	55,645	79,572
Comstock Resources Inc.[a]	12,674	77,058
Concho Resources Inc.[a,b]	65,405	8,615,147
ConocoPhillips	518,913	25,971,596
CONSOL Energy Inc.[a]	94,206	1,595,850
Contango Oil & Gas Co.[a]	35,646	179,299
Continental Resources Inc./OKa,b	44,089	1,702,276
CVR Energy Inc.[b]	17,974	465,527
Delek U.S. Holdings Inc.[b]	33,197	887,356
Denbury Resources Inc.[a]	425,548	570,234
Devon Energy Corp.	222,296	8,160,486
Diamondback Energy Inc.[a,b]	44,608	4,369,800
Earthstone Energy Inc. Class Aa	14,663	161,146
Eclipse Resources Corp.[a]	130,659	326,647
Energen Corp.[a]	46,589	2,547,486
Energy XXI Gulf Coast Inc.[a]	26,913	278,280
EOG Resources Inc.	248,360	24,026,346
EP Energy Corp. Class Aa,b	76,234	248,523
EQT Corp.	78,023	5,090,220
Erin Energy Corp.[a,b]	77,625	213,469
Evolution Petroleum Corp.	58,609	421,985
EXCO Resources Inc.[a,b]	3,691	4,946
Extraction Oil & Gas Inc.[a,b]	40,970	630,528
Exxon Mobil Corp.	1,804,125	147,902,167
Gastar Exploration Inc.[a,b]	378,721	333,123
Gener8 Maritime Inc.[a,b]	50,501	227,759
Gevo Inc.[a,b]	4,579	2,859
Green Plains Inc.	26,831	540,645
Gulfport Energy Corp.[a]	89,748	1,286,986
Halcon Resources Corp.[a]	63,834	434,071
Hallador Energy Co.	7,637	43,684
Harvest Natural Resources Inc.[a,d]	8,626	7,505

Security	Shares	Value
Hess Corp.	114,247	$5,357,042
HollyFrontier Corp.	83,713	3,011,157
Houston American Energy Corp.[a,b]	16,147	8,075
International Seaways Inc.[a]	23,597	464,861
Isramco Inc.[a,b]	145	16,820
Jones Energy Inc. Class Aa,b	50,511	96,981
Kinder Morgan Inc./DE	85,534	1,640,542
Kosmos Energy Ltd.[a,b]	145,283	1,156,453
Laredo Petroleum Inc.[a,b]	93,307	1,206,459
Marathon Oil Corp.	359,484	4,874,603
Marathon Petroleum Corp.	215,894	12,107,335
Matador Resources Co.[a,b]	54,582	1,481,901
Murphy Oil Corp.	103,718	2,754,750
Newfield Exploration Co.[a,b]	117,229	3,478,184
Noble Energy Inc.	845	23,964
Northern Oil and Gas Inc.[a]	673	606
Oasis Petroleum Inc.[a]	143,116	1,305,218
Occidental Petroleum Corp.	340,195	21,843,921
ONEOK Inc.	178,243	9,876,445
Overseas Shipholding Group Inc. Series Aa	1,987	5,226
Pacific Ethanol Inc.[a,b]	24,029	133,361
Panhandle Oil and Gas Inc. Class A	23,158	551,160
Par Pacific Holdings Inc.[a,b]	10,013	208,270
Parsley Energy Inc. Class Aa,b	119,481	3,147,130
PBF Energy Inc. Class A	42,473	1,172,680
PDC Energy Inc.[a]	33,585	1,646,673
Peabody Energy Corp.[a]	41,886	1,215,113
PEDEVCO Corp.[a,b]	1,000	590
PetroQuest Energy Inc.[a]	39,101	89,541
Phillips 66	183,184	16,781,486
Pioneer Natural Resources Co.	9,105	1,343,352
PrimeEnergy Corp.[a]	174	7,900
QEP Resources Inc.[a]	170,308	1,459,540
Range Resources Corp.[b]	8,184	160,161
Renewable Energy Group Inc.[a,b]	31,287	380,137
Resolute Energy Corp.[a]	7,169	212,848
REX American Resources Corp.[a]	4,279	401,499
Rex Energy Corp.[a,b]	11,360	30,672
Rice Energy Inc.[a]	67,862	1,963,926
Ring Energy Inc.[a,b]	41,898	607,102
RSP Permian Inc.[a,b]	64,417	2,228,184
Sanchez Energy Corp.[a,b]	17,590	84,784
SandRidge Energy Inc.[a]	23,350	469,101
SemGroup Corp. Class A	40,235	1,156,756
SM Energy Co.	65,497	1,161,917
Southwestern Energy Co.[a]	300,591	1,836,611
SRC Energy Inc.[a,b]	124,093	1,199,979
Targa Resources Corp.	109,549	5,181,668
Tellurian Inc.[a,b]	19,800	211,464
Torchlight Energy Resources Inc.[a,b]	92,887	116,109
TransAtlantic Petroleum Ltd.[a]	76,799	66,055
U.S. Energy Corp. Wyoming[a]	658	494
Uranium Energy Corp.[a,b]	172,007	237,370
VAALCO Energy Inc.[a]	163,198	133,822
Valero Energy Corp.	188,363	14,490,766
Vertex Energy Inc.[a,b]	7,463	5,672
W&T Offshore Inc.[a]	953	2,907
Westmoreland Coal Co.[a]	7,387	18,837
Westwater Resources Inc.[a,b]	577	831
Whiting Petroleum Corp.[a,b]	200,980	1,097,351

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Williams Companies Inc. (The)	382,668	$11,483,867
World Fuel Services Corp.	39,151	1,327,610
WPX Energy Inc.[a]	217,904	2,505,896
Yuma Energy Inc.[a,b]	729	694
Zion Oil & Gas Inc.[a,b]	104,162	355,192

		530,092,305
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	15,689	547,546
Clearwater Paper Corp.[a]	7,627	375,630
Deltic Timber Corp.	4,094	362,032
Domtar Corp.	27,625	1,198,649
KapStone Paper and Packaging Corp.	37,989	816,384
Louisiana-Pacific Corp.[a]	59,108	1,600,645
Mercer International Inc.	18,624	220,694
Neenah Paper Inc.	7,492	640,941
PH Glatfelter Co.	18,664	363,015
Rentech Inc.[a]	7,368	3,389
Resolute Forest Products Inc.[a,b]	50,226	253,641
Schweitzer-Mauduit International Inc.	12,275	508,921

		6,891,487
PERSONAL PRODUCTS — 0.19%
Avon Products Inc.[a]	183,124	426,679
CCA Industries Inc.[a]	3,627	12,151
Coty Inc. Class A	222,457	3,677,214
Cyanotech Corp.[a]	812	3,248
DS Healthcare Group Inc.[a]	2,605	26
Edgewell Personal Care Co.[a]	24,053	1,750,337
elf Beauty Inc.[a,b]	11,366	256,303
Estee Lauder Companies Inc. (The) Class A	96,649	10,422,628
Herbalife Ltd.[a,b]	31,506	2,137,052
Inter Parfums Inc.	7,559	311,809
Lifevantage Corp.[a]	6,885	29,055
Mannatech Inc.	256	3,635
Medifast Inc.	3,893	231,127
MYOS RENS Technology Inc.[a]	307	418
Natural Alternatives International Inc.[a]	880	9,372
Natural Health Trends Corp.[b]	3,597	85,968
Nature’s Sunshine Products Inc.	3,835	38,925
Nu Skin Enterprises Inc. Class A	23,431	1,440,538
Reliv International Inc.[a]	258	1,726
Revlon Inc. Class Aa,b	4,128	101,342
United-Guardian Inc.	7,330	137,804
USANA Health Sciences Inc.[a,b]	7,227	416,998
Veru Inc.[a]	8,551	22,660

		21,517,015
PHARMACEUTICALS — 4.20%
AcelRx Pharmaceuticals Inc.[a,b]	12,350	56,810
Aclaris Therapeutics Inc.[a,b]	8,022	207,048
Adamis Pharmaceuticals Corp.[a]	4,621	24,145
Aerie Pharmaceuticals Inc.[a,b]	12,531	609,007

Security	Shares	Value
Agile Therapeutics Inc.[a]	19,175	$85,521
Akorn Inc.[a]	42,047	1,395,540
Alimera Sciences Inc.[a,b]	77,290	104,341
Allergan PLC	145,262	29,771,447
Amphastar Pharmaceuticals Inc.[a]	19,481	348,125
Ampio Pharmaceuticals Inc.[a]	112,830	68,939
ANI Pharmaceuticals Inc.[a,b]	4,051	212,637
Apricus Biosciences Inc.[a]	1,280	2,189
Aradigm Corp.[a,b]	4,106	17,245
Aratana Therapeutics Inc.[a,b]	19,158	117,439
Assembly Biosciences Inc.[a,b]	15,249	532,495
Axsome Therapeutics Inc.[a]	7,360	40,848
Bio-Path Holdings Inc.[a,b]	35,682	12,846
BioDelivery Sciences International Inc.[a,b]	50,486	148,934
BioPharmX Corp.[a,b]	4,074	1,165
Bristol-Myers Squibb Co.	699,218	44,568,155
Catalent Inc.[a]	54,660	2,182,027
Cempra Inc.[a]	30,624	99,528
Cerecor Inc.[a,b]	3,364	2,860
Collegium Pharmaceutical Inc.[a,b]	14,799	155,242
ContraVir Pharmaceuticals Inc.[a,b]	30,565	15,894
Corcept Therapeutics Inc.[a,b]	45,818	884,287
Corium International Inc.[a,b]	4,773	52,885
CorMedix Inc.[a]	15,535	8,078
Cumberland Pharmaceuticals Inc.[a]	4,685	33,076
Cymabay Therapeutics Inc.[a]	7,864	63,384
Depomed Inc.[a]	27,543	159,474
Dermira Inc.[a,b]	11,867	320,409
Durect Corp.[a]	45,881	81,209
Egalet Corp.[a,b]	26,347	33,724
Eli Lilly & Co.	413,066	35,333,666
Endo International PLC[a]	80,891	692,831
Endocyte Inc.[a]	85,902	121,122
Evoke Pharma Inc.[a,b]	31,460	105,076
EyeGate Pharmaceuticals Inc.[a,b]	635	743
Flex Pharma Inc.[a,b]	12,504	42,639
Horizon Pharma PLC[a]	73,531	932,373
Impax Laboratories Inc.[a]	31,907	647,712
Imprimis Pharmaceuticals Inc.[a,b]	27,900	44,919
Innoviva Inc.[a]	35,161	496,473
Intersect ENT Inc.[a,b]	10,992	342,401
Intra-Cellular Therapies Inc.[a]	16,311	257,388
Jaguar Health Inc.[a,b]	78,405	15,681
Jazz Pharmaceuticals PLC[a,b]	26,505	3,876,356
Johnson & Johnson	1,142,683	148,560,217
Juniper Pharmaceuticals Inc.[a]	11,075	50,391
KemPharm Inc.[a]	3,102	11,477
Lannett Co. Inc.[a,b]	15,442	284,905
Lipocine Inc.[a,b]	34,885	138,493
Mallinckrodt PLC[a,b]	2,712	101,347
Marinus Pharmaceuticals Inc.[a,b]	108,879	639,120
Medicines Co. (The)[a]	34,628	1,282,621
Merck & Co. Inc.	1,166,177	74,670,313
Mylan NVa	11,300	354,481
MyoKardia Inc.[a,b]	7,413	317,647
Nektar Therapeutics[a]	69,611	1,670,664
Neos Therapeutics Inc.[a,b]	30,009	274,582
NovaBay Pharmaceuticals Inc.[a,b]	657	3,022
Novus Therapeutics Inc.[a,b]	317	1,652
Ocera Therapeutics Inc.[a,b]	20,310	23,153

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Ocular Therapeutix Inc.[a,b]	18,732	$115,764
Omeros Corp.[a,b]	23,525	508,610
Orexigen Therapeutics Inc.[a,b]	4,243	8,995
Pacira Pharmaceuticals Inc./DEa	14,757	554,125
Pain Therapeutics Inc.[a]	2,602	10,590
Paratek Pharmaceuticals Inc.[a]	7,428	186,443
Pernix Therapeutics Holdings Inc.[a,b]	27,332	86,096
Perrigo Co. PLC	61,060	5,168,729
Pfizer Inc.	2,544,517	90,839,257
Phibro Animal Health Corp. Series A	11,211	415,368
PLx Pharma Inc.[a,b]	348	2,262
Prestige Brands Holdings Inc.[a]	23,087	1,156,428
ProPhase Labs Inc.[a]	2,048	4,383
Pulmatrix Inc.[a,b]	155	318
Reata Pharmaceuticals Inc. Series Aa,b	3,533	109,876
Repros Therapeutics Inc.[a]	12,296	3,935
Revance Therapeutics Inc.[a]	16,207	446,503
Ritter Pharmaceuticals Inc.[a,b]	78,199	27,370
SciClone Pharmaceuticals Inc.[a]	18,966	212,419
SCYNEXIS Inc.[a,b]	39,227	94,537
Sonoma Pharmaceuticals Inc.[a]	2,980	15,556
Sucampo Pharmaceuticals Inc. Class Aa	6,973	82,281
Supernus Pharmaceuticals Inc.[a,b]	22,725	909,000
Teligent Inc.[a,b]	28,058	188,269
Tetraphase Pharmaceuticals Inc.[a]	46,250	316,350
TherapeuticsMD Inc.[a,b]	65,087	344,310
Theravance Biopharma Inc.[a,b]	19,225	658,264
Titan Pharmaceuticals Inc.[a]	7,710	13,493
VIVUS Inc.[a]	62,290	61,667
WaVe Life Sciences Ltd.[a]	4,345	94,504
Zoetis Inc.	210,177	13,400,886
Zogenix Inc.[a,b]	22,886	802,154
Zynerba Pharmaceuticals Inc.[a,b]	4,820	40,295

		470,589,455
PROFESSIONAL SERVICES — 0.41%
Acacia Research Corp.[a]	8,453	38,461
Advisory Board Co. (The)[a,b]	16,379	878,324
Barrett Business Services Inc.	3,584	202,604
CBIZ Inc.[a]	20,052	325,845
CRA International Inc.	3,830	157,221
DLH Holdings Corp.[a]	819	5,307
Dun & Bradstreet Corp. (The)	18,880	2,197,821
Equifax Inc.	51,359	5,443,540
Exponent Inc.	11,272	833,001
Franklin Covey Co.[a,b]	6,953	141,146
FTI Consulting Inc.[a]	16,394	581,659
GEE Group Inc.[a]	802	2,366
GP Strategies Corp.[a]	7,513	231,776
Heidrick & Struggles International Inc.	7,584	160,402
Hill International Inc.[a,b]	16,378	77,795
Hudson Global Inc.[a]	12,309	17,971
Huron Consulting Group Inc.[a]	8,433	289,252
ICF International Inc.[a,b]	7,817	421,727
IHS Markit Ltd.[a]	154,119	6,793,566
Insperity Inc.	7,345	646,360

Security	Shares	Value
Kelly Services Inc. Class A	11,883	$298,144
Kforce Inc.	11,016	222,523
Korn/Ferry International	23,605	930,745
Lightbridge Corp.[a,b]	3,074	3,381
ManpowerGroup Inc.	30,527	3,596,691
Marathon Patent Group Inc.[a,b]	4,656	1,979
Mastech Digital Inc.[a]	634	8,103
Mistras Group Inc.[a]	7,175	147,087
Navigant Consulting Inc.[a]	19,512	330,143
Nielsen Holdings PLC	146,805	6,085,067
On Assignment Inc.[a]	19,748	1,060,073
Pendrell Corp.[a]	4,416	30,161
RCM Technologies Inc.[a]	4,191	23,973
Resources Connection Inc.	15,464	214,950
Robert Half International Inc.	54,496	2,743,329
RPX Corp.[a]	22,999	305,427
Spherix Inc.[a,b]	238	355
TransUnion[a,b]	63,443	2,998,316
TriNet Group Inc.[a,b]	18,709	628,997
TrueBlue Inc.[a]	16,392	368,000
Verisk Analytics Inc. Class Aa	65,847	5,477,812
Volt Information Sciences Inc.[a,b]	4,046	12,745
WageWorks Inc.[a]	15,306	929,074
Willdan Group Inc.[a,b]	3,590	116,531

		45,979,750
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Altisource Portfolio Solutions SAa,b	4,448	115,070
American Realty Investors Inc.[a]	779	6,738
CBRE Group Inc. Class Aa	128,063	4,851,026
CKX Lands Inc.[b]	229	2,427
Consolidated-Tomoka Land Co.[b]	3,152	189,341
Forestar Group Inc.[a]	9,202	158,274
FRP Holdings Inc.[a,b]	3,174	143,623
Griffin Industrial Realty Inc.	642	23,337
HFF Inc. Class A	15,210	601,708
Howard Hughes Corp. (The)[a]	15,433	1,820,014
Income Opportunity Realty Investors Inc.[a]	108	977
InterGroup Corp. (The)[a]	126	3,081
Jones Lang LaSalle Inc.	18,238	2,252,393
JW Mays Inc.[a]	106	4,145
Kennedy-Wilson Holdings Inc.	39,101	725,323
Marcus & Millichap Inc.[a,b]	4,704	126,961
Maui Land & Pineapple Co. Inc.[a,b]	3,566	49,746
RE/MAX Holdings Inc. Class A	7,520	477,896
Realogy Holdings Corp.	58,876	1,939,964
RMR Group Inc. (The) Class A	3,290	168,941
St. Joe Co. (The)[a,b]	25,121	473,531
Stratus Properties Inc.	3,156	95,627
Tejon Ranch Co.[a,b]	6,997	147,637
Transcontinental Realty Investors Inc.[a]	269	7,317

		14,385,097
ROAD & RAIL — 0.95%
AMERCO	3,252	1,219,175
ArcBest Corp.	10,884	364,070
Avis Budget Group Inc.[a]	39,317	1,496,405

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Celadon Group Inc.[b]	82,689	$558,151
Covenant Transportation Group Inc. Class Aa,b	4,517	130,903
CSX Corp.	395,079	21,436,986
Genesee & Wyoming Inc. Class Aa	26,797	1,983,246
Heartland Express Inc.	15,360	385,229
Hertz Global Holdings Inc.[a]	45,159	1,009,755
JB Hunt Transport Services Inc.	38,081	4,230,037
Kansas City Southern	45,551	4,950,483
Knight-Swift Transportation Holdings Inc.[a]	51,782	2,151,542
Landstar System Inc.	16,494	1,643,627
Marten Transport Ltd.	16,438	337,801
Norfolk Southern Corp.	123,542	16,337,194
Old Dominion Freight Line Inc.	27,924	3,074,712
PAM Transportation Services Inc.[a]	673	16,105
Patriot Transportation Holding Inc.[a]	681	13,279
Roadrunner Transportation Systems Inc.[a]	12,270	116,933
Ryder System Inc.	22,902	1,936,364
Saia Inc.[a]	10,956	686,393
Schneider National Inc. Class Bb	19,326	488,948
Union Pacific Corp.	348,847	40,455,786
Universal Logistics Holdings Inc.	3,682	75,297
USA Truck Inc.[a]	3,753	52,730
Werner Enterprises Inc.	19,278	704,611
YRC Worldwide Inc.[a]	14,625	201,825

		106,057,587
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.56%
Adesto Technologies Corp.[a]	3,160	24,806
Advanced Energy Industries Inc.[a]	18,896	1,526,041
Advanced Micro Devices Inc.[a]	327,029	4,169,620
Aehr Test Systems[a,b]	6,873	28,111
Alpha & Omega Semiconductor Ltd.[a]	27	445
Amkor Technology Inc.[a,b]	73,924	779,898
Amtech Systems Inc.[a]	4,028	48,255
Analog Devices Inc.	156,976	13,526,622
Applied Materials Inc.	459,606	23,940,877
Axcelis Technologies Inc.[a,b]	11,741	321,116
AXT Inc.[a,b]	15,301	140,004
Broadcom Ltd.	173,072	41,976,883
Brooks Automation Inc.	30,409	923,217
Cabot Microelectronics Corp.	15,823	1,264,732
Cavium Inc.[a,b]	27,515	1,814,339
CEVA Inc.[a]	8,009	342,785
Cirrus Logic Inc.[a]	26,606	1,418,632
Cohu Inc.	10,963	261,358
Cree Inc.[a,b]	42,642	1,202,078
CVD Equipment Corp.[a,b]	3,136	34,182
CyberOptics Corp.[a,b]	3,567	57,964
Cypress Semiconductor Corp.	150,692	2,263,394
Diodes Inc.[a]	15,711	470,230
DSP Group Inc.[a]	26	338
Entegris Inc.[a]	58,906	1,699,438
First Solar Inc.[a]	31,880	1,462,654
FormFactor Inc.[a]	30,686	517,059
GSI Technology Inc.[a,b]	7,873	57,237
Inphi Corp.[a,b]	15,547	617,060

Security	Shares	Value
Integrated Device Technology Inc.[a]	57,463	$1,527,367
Intel Corp.	2,003,544	76,294,956
Intermolecular Inc.[a]	11,530	11,761
inTEST Corp.[a]	3,665	30,419
IXYS Corp.[a]	10,936	259,183
KLA-Tencor Corp.	66,688	7,068,928
Kopin Corp.[a,b]	26,445	110,276
Kulicke & Soffa Industries Inc.[a]	30,174	650,853
Lam Research Corp.	70,195	12,988,883
Lattice Semiconductor Corp.[a,b]	49,693	258,901
MACOM Technology Solutions Holdings Inc.[a,b]	17,542	782,549
Marvell Technology Group Ltd.	197,302	3,531,706
Maxim Integrated Products Inc.	119,704	5,711,078
MaxLinear Inc.[a]	23,060	547,675
Microchip Technology Inc.	98,249	8,820,795
Micron Technology Inc.[a]	472,584	18,586,729
Microsemi Corp.[a]	47,331	2,436,600
MKS Instruments Inc.	26,572	2,509,725
Monolithic Power Systems Inc.	19,513	2,079,110
MoSys Inc.[a,b]	3,051	2,911
Nanometrics Inc.[a]	10,822	311,674
NeoPhotonics Corp.[a,b]	11,659	64,824
NVE Corp.	2,995	236,515
NVIDIA Corp.	255,360	45,650,707
ON Semiconductor Corp.[a,b]	171,665	3,170,653
PDF Solutions Inc.[a,b]	11,424	176,958
Photronics Inc.[a]	27,332	241,888
Pixelworks Inc.[a]	11,418	53,779
Power Integrations Inc.	16,837	1,232,468
Qorvo Inc.[a]	53,941	3,812,550
QUALCOMM Inc.	639,829	33,168,735
QuickLogic Corp.[a,b]	26,897	45,187
Rambus Inc.[a]	46,460	620,241
Rubicon Technology Inc.[a]	842	6,955
Rudolph Technologies Inc.[a]	12,332	324,332
Semtech Corp.[a]	27,055	1,015,915
Sigma Designs Inc.[a,b]	15,454	97,360
Silicon Laboratories Inc.[a]	15,877	1,268,572
Skyworks Solutions Inc.	78,206	7,969,191
SolarEdge Technologies Inc.[a,b]	15,056	429,849
SunPower Corp.[a,b]	11,169	81,422
Synaptics Inc.[a]	15,525	608,269
Teradyne Inc.	85,208	3,177,406
Texas Instruments Inc.	425,540	38,145,406
Trio-Tech International[a]	311	1,630
Ultra Clean Holdings Inc.[a,b]	14,732	451,094
Veeco Instruments Inc.[a]	19,432	415,845
Versum Materials Inc.	45,977	1,784,827
Xcerra Corp.[a]	23,108	227,614
Xilinx Inc.	104,853	7,426,738
Xperi Corp.	22,801	576,865

		397,895,249
SOFTWARE — 5.00%
8x8 Inc.[a]	37,926	512,001
A10 Networks Inc.[a]	15,804	119,478
ACI Worldwide Inc.[a]	49,642	1,130,845
Activision Blizzard Inc.	320,172	20,654,296
Adobe Systems Inc.[a]	210,482	31,399,705

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Agilysys Inc.[a]	7,105	$84,905
American Software Inc./GA Class A	11,448	130,049
ANSYS Inc.[a,b]	35,800	4,393,734
Aspen Technology Inc.[a]	34,749	2,182,585
Asure Software Inc.[a]	3,648	45,308
Autodesk Inc.[a]	92,980	10,437,935
Aware Inc./MAa	7,773	36,144
Barracuda Networks Inc.[a]	8,577	207,821
Blackbaud Inc.	19,591	1,720,090
Bottomline Technologies de Inc.[a]	15,599	496,516
BroadSoft Inc.[a,b]	12,044	605,813
BSQUARE Corp.[a]	4,183	21,752
CA Inc.	135,143	4,511,073
Cadence Design Systems Inc.[a]	125,068	4,936,434
Callidus Software Inc.[a]	23,807	586,843
CDK Global Inc.	60,404	3,810,888
Citrix Systems Inc.[a]	66,453	5,104,919
CommVault Systems Inc.[a]	16,405	997,424
Datawatch Corp.[a]	3,990	46,084
Dell Technologies Inc. Class Va	86,148	6,651,487
Digimarc Corp.[a,b]	3,845	140,727
Digital Turbine Inc.[a,b]	22,594	34,117
Document Security Systems Inc.[a]	10,814	8,976
Ebix Inc.	11,398	743,719
Electronic Arts Inc.[a]	131,276	15,498,445
Ellie Mae Inc.[a,b]	15,875	1,303,814
Evolving Systems Inc.[a]	3,973	19,269
Exa Corp.[a,b]	4,143	100,178
Fair Isaac Corp.	12,307	1,729,133
Finjan Holdings Inc.[a]	3,216	7,558
FireEye Inc.[a,b]	73,193	1,227,447
FORM Holdings Corp.[a]	4,782	6,647
Fortinet Inc.[a]	61,577	2,206,920
Gigamon Inc.[a]	11,825	498,424
GlobalSCAPE Inc.	7,077	27,105
Glu Mobile Inc.[a]	49,586	186,443
GSE Systems Inc.[a]	4,574	16,238
Guidewire Software Inc.[a,b]	30,535	2,377,455
HubSpot Inc.[a,b]	14,351	1,206,202
Imperva Inc.[a]	11,717	508,518
Intelligent Systems Corp.[a,b]	3,025	11,558
Intuit Inc.	104,322	14,828,329
Majesco[a]	3,147	15,703
Mam Software Group Inc.[a]	4,116	30,047
Manhattan Associates Inc.[a,b]	30,719	1,276,989
Microsoft Corp.	3,284,077	244,630,896
MicroStrategy Inc. Class Aa	3,930	501,900
Mitek Systems Inc.[a,b]	11,859	112,660
MobileIron Inc.[a]	16,221	60,018
Model N Inc.[a,b]	8,442	126,208
Monotype Imaging Holdings Inc.	16,299	313,756
NetSol Technologies Inc.[a]	3,961	13,863
Nuance Communications Inc.[a]	105,840	1,663,805
NXT-ID Inc.[a,b]	250	550
Oracle Corp.	1,289,039	62,325,036
Park City Group Inc.[a,b]	6,856	83,300
Paycom Software Inc.[a,b]	20,756	1,555,870

Security	Shares	Value
Paylocity Holding Corp.[a,b]	8,245	$402,521
Pegasystems Inc.	15,292	881,584
PolarityTE Inc.[a,b]	297	8,212
Progress Software Corp.	20,128	768,286
Proofpoint Inc.[a,b]	22,167	1,933,406
PROS Holdings Inc.[a]	10,928	263,693
PTC Inc.[a]	47,145	2,653,321
QAD Inc.	244	6,681
QAD Inc. Class A	3,876	133,141
Qualys Inc.[a]	11,122	576,120
Rapid7 Inc.[a]	3,635	63,976
RealNetworks Inc.[a,b]	11,037	52,978
RealPage Inc.[a]	22,879	912,872
Red Hat Inc.[a]	76,798	8,513,826
RingCentral Inc. Class Aa	23,881	997,032
RMG Networks Holding Corp.[a,b]	1,604	3,400
Rosetta Stone Inc.[a]	7,567	77,259
Rubicon Project Inc. (The)[a]	8,439	32,828
salesforce.com Inc.[a]	290,575	27,145,516
Seachange International Inc.[a]	14,848	40,683
SecureWorks Corp. Class Aa,b	4,009	49,511
ServiceNow Inc.[a,b]	73,398	8,626,467
Silver Spring Networks Inc.[a]	15,460	249,988
SITO Mobile Ltd.[a,b]	7,589	54,185
Smith Micro Software Inc.[a]	4,594	5,145
Snap Inc. Class Aa,b	78,111	1,135,734
Sonic Foundry Inc.[a]	760	2,432
Splunk Inc.[a,b]	61,708	4,099,262
SS&C Technologies Holdings Inc.	79,142	3,177,551
Symantec Corp.	264,259	8,670,338
Synchronoss Technologies Inc.[a]	16,155	150,726
Synopsys Inc.[a]	62,813	5,058,331
Tableau Software Inc. Class Aa,b	26,704	1,999,863
Take-Two Interactive Software Inc.[a]	44,071	4,505,378
Telenav Inc.[a]	11,766	74,714
TiVo Corp.	49,785	988,232
Tyler Technologies Inc.[a]	14,640	2,552,045
Ultimate Software Group Inc. (The)[a,b]	14,323	2,715,641
Upland Software Inc.[a]	801	16,949
Varonis Systems Inc.[a]	7,009	293,677
VASCO Data Security International Inc.[a]	11,881	143,166
Verint Systems Inc.[a]	26,649	1,115,261
VirnetX Holding Corp.[a,b]	19,684	76,768
VMware Inc. Class Aa,b	31,047	3,390,022
Workday Inc. Class Aa,b	57,327	6,041,692
Workiva Inc.[a,b]	7,944	165,632
Zedge Inc. Class Ba	3,163	6,073
Zendesk Inc.[a,b]	42,767	1,244,947
Zix Corp.[a,b]	23,223	113,560
Zynga Inc. Class Aa,b	313,844	1,186,330

		559,598,907
SPECIALTY RETAIL — 2.13%
Aaron’s Inc.	27,014	1,178,621
Abercrombie & Fitch Co. Class A	55,446	800,640
Advance Auto Parts Inc.	31,225	3,097,520
America’s Car-Mart Inc./TXa,b	3,794	156,028
American Eagle Outfitters Inc.	91,553	1,309,208
Appliance Recycling Centers of America Inc.[a]	869	886

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Asbury Automotive Group Inc.[a]	8,560	$523,016
Ascena Retail Group Inc.[a]	178,744	437,923
AutoNation Inc.[a,b]	33,654	1,597,219
AutoZone Inc.[a,b]	11,902	7,082,999
Barnes & Noble Education Inc.[a,b]	15,788	102,780
Barnes & Noble Inc.	55,627	422,765
bebe stores Inc.[a,b]	1,139	5,854
Bed Bath & Beyond Inc.	61,398	1,441,011
Best Buy Co. Inc.	118,117	6,727,944
Big 5 Sporting Goods Corp.	6,021	46,061
Boot Barn Holdings Inc.[a,b]	6,884	61,268
Buckle Inc. (The)	24,074	405,647
Build-A-Bear Workshop Inc.[a]	15,433	141,212
Burlington Stores Inc.[a,b]	31,996	3,054,338
Caleres Inc.	20,321	620,197
Camping World Holdings Inc. Class A	11,969	487,617
CarMax Inc.[a]	81,623	6,187,840
Cato Corp. (The) Class A	29,454	389,676
Chico’s FAS Inc.	82,610	739,359
Children’s Place Inc. (The)	8,044	950,399
Christopher & Banks Corp.[a]	15,449	21,011
Citi Trends Inc.	7,056	140,203
Conn’s Inc.[a,b]	11,399	320,882
Container Store Group Inc. (The)[a,b]	7,650	32,206
Destination Maternity Corp.[a]	6,938	11,586
Destination XL Group Inc.[a]	19,168	36,419
Dick’s Sporting Goods Inc.	46,349	1,251,886
DSW Inc. Class A	38,794	833,295
Express Inc.[a]	69,550	470,158
Finish Line Inc. (The) Class A	33,445	402,343
Five Below Inc.[a,b]	27,576	1,513,371
Foot Locker Inc.	2,544	89,600
Francesca’s Holdings Corp.[a]	18,347	135,034
GameStop Corp. Class A	60,829	1,256,727
Gap Inc. (The)	103,177	3,046,817
Genesco Inc.[a]	14,470	384,902
GNC Holdings Inc. Class Ab	59,165	523,019
Group 1 Automotive Inc.	8,343	604,534
Guess? Inc.	26,890	457,937
Haverty Furniture Companies Inc.	7,967	208,337
Hibbett Sports Inc.[a,b]	23,172	330,201
Home Depot Inc. (The)	502,578	82,201,658
Kirkland’s Inc.[a]	7,070	80,810
L Brands Inc.	101,878	4,239,144
Lithia Motors Inc. Class A	11,546	1,389,099
Lowe’s Companies Inc.	359,986	28,777,281
Lumber Liquidators Holdings Inc.[a]	11,536	449,673
MarineMax Inc.[a]	11,006	182,149
Michaels Companies Inc. (The)[a]	81,273	1,744,931
Monro Inc.	14,641	820,628
Murphy USA Inc.[a]	14,966	1,032,654
New York & Co. Inc.[a]	14,837	30,861
O’Reilly Automotive Inc.[a]	38,491	8,289,807
Office Depot Inc.	228,165	1,035,869
Party City Holdco Inc.[a,b]	23,213	314,536
Penske Automotive Group Inc.	24,207	1,151,527
Pier 1 Imports Inc.	82,491	345,637

Security	Shares	Value
Rent-A-Center Inc./TX	22,588	$259,310
RHa,b	12,264	862,404
Ross Stores Inc.	175,361	11,323,060
Sally Beauty Holdings Inc.[a]	81,084	1,587,625
Sears Hometown and Outlet Stores Inc.[a,b]	4,510	11,500
Select Comfort Corp.[a,b]	19,665	610,598
Shoe Carnival Inc.	27	604
Signet Jewelers Ltd.	34,540	2,298,637
Sonic Automotive Inc. Class A	11,829	241,312
Sportsman’s Warehouse Holdings Inc.[a,b]	12,034	54,273
Stage Stores Inc.	12,443	22,895
Stein Mart Inc.[b]	44	57
Tailored Brands Inc.	38,997	563,117
Tandy Leather Factory Inc.[a]	3,254	25,707
Tiffany & Co.	52,009	4,773,386
Tile Shop Holdings Inc.	22,598	286,995
Tilly’s Inc. Class A	6,641	79,626
TJX Companies Inc. (The)	271,305	20,003,318
Tractor Supply Co.	54,369	3,441,014
Trans World Entertainment Corp.[a]	4,520	9,040
Ulta Salon Cosmetics & Fragrance Inc.[a]	26,992	6,101,812
Urban Outfitters Inc.[a,b]	51,733	1,236,419
Vitamin Shoppe Inc.[a,b]	11,079	59,273
Williams-Sonoma Inc.	42,511	2,119,598
Winmark Corp.	359	47,298
Zumiez Inc.[a]	3,977	71,984

		238,215,622
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.48%
3D Systems Corp.[a,b]	43,413	581,300
Apple Inc.	2,196,783	338,568,196
AstroNova Inc.	3,097	40,106
Avid Technology Inc.[a,b]	12,304	55,860
Concurrent Computer Corp.	3,589	21,534
CPI Card Group Inc.[b]	7,044	8,312
Cray Inc.[a]	16,204	315,168
Diebold Nixdorf Inc.	30,368	693,909
Eastman Kodak Co.[a,b]	15,668	115,160
Electronics For Imaging Inc.[a]	19,500	832,260
Hewlett Packard Enterprise Co.	694,096	10,210,152
HP Inc.	726,823	14,507,387
Immersion Corp.[a,b]	11,733	95,859
Intevac Inc.[a]	8,474	71,605
ITUS Corp.[a,b]	4,820	12,676
NCR Corp.[a,b]	51,256	1,923,125
NetApp Inc.	121,787	5,329,399
Pure Storage Inc. Class Aa,b	28,011	447,896
Quantum Corp.[a]	14,084	86,194
Seagate Technology PLC	12,393	411,076
Super Micro Computer Inc.[a,b]	15,408	340,517
TransAct Technologies Inc.	3,735	36,416
USA Technologies Inc.[a,b]	15,267	95,419
Western Digital Corp.	126,598	10,938,067
Xerox Corp.	98,576	3,281,595
Xplore Technologies Corp.[a]	4,009	14,112

		389,033,300

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.66%
Carter’s Inc.	23,280	$2,298,900
Charles & Colvard Ltd.[a]	11,476	9,984
Cherokee Inc.[a]	3,783	10,403
Coach Inc.	121,166	4,880,566
Columbia Sportswear Co.	11,729	722,272
Crocs Inc.[a]	30,890	299,633
Crown Crafts Inc.	3,902	25,363
Culp Inc.	13	426
Deckers Outdoor Corp.[a]	12,473	853,278
Delta Apparel Inc.[a,b]	3,279	70,531
Differential Brands Group Inc.[a]	239	323
Forward Industries Inc.[a]	4,513	5,370
Fossil Group Inc.[a,b]	45,351	423,125
G-III Apparel Group Ltd.[a,b]	16,133	468,180
Hanesbrands Inc.	158,648	3,909,087
Iconix Brand Group Inc.[a]	22,401	127,462
Lakeland Industries Inc.[a]	3,248	45,797
Lululemon Athletica Inc.[a]	50,885	3,167,591
Michael Kors Holdings Ltd.[a]	70,339	3,365,721
Movado Group Inc.	7,468	209,104
Naked Brand Group Inc.[a,b]	3,032	4,063
NIKE Inc. Class B	566,031	29,348,707
Oxford Industries Inc.	7,100	451,134
Perry Ellis International Inc.[a]	4,494	106,328
PVH Corp.	34,438	4,341,254
Ralph Lauren Corp.	31,169	2,751,911
Rocky Brands Inc.	3,653	48,950
Sequential Brands Group Inc.[a,b]	11,931	35,674
Skechers U.S.A. Inc. Class Aa	54,767	1,374,104
Steven Madden Ltd.[a]	23,268	1,007,504
Superior Uniform Group Inc.	3,712	85,005
Under Armour Inc. Class Aa,b	77,047	1,269,735
Under Armour Inc. Class Ca,b	106,389	1,597,963
Unifi Inc.[a]	6,971	248,377
Vera Bradley Inc.[a]	8,044	70,868
VF Corp.	143,183	9,102,143
Vince Holding Corp.[a,b]	8,633	5,180
Wolverine World Wide Inc.	42,610	1,229,298

		73,971,314
THRIFTS & MORTGAGE FINANCE — 0.22%
ASB Bancorp. Inc.[a]	817	36,847
Astoria Financial Corp.	38,684	831,706
Atlantic Coast Financial Corp.[a]	6,908	60,859
Bank Mutual Corp.	18,498	187,755
BankFinancial Corp.	29	461
Bear State Financial Inc.	4,639	47,596
Beneficial Bancorp. Inc.	31,674	525,788
BofI Holding Inc.[a,b]	23,410	666,483
Broadway Financial Corp./DEa	3,080	7,146
BSB Bancorp. Inc./MAa,b	3,776	113,091
Capitol Federal Financial Inc.	51,258	753,493
Central Federal Corp.[a,b]	7,858	19,095

Security	Shares	Value
Charter Financial Corp./MD	7,025	$130,173
Citizens Community Bancorp. Inc./WI	799	11,114
Clifton Bancorp. Inc.	10,734	179,472
Coastway Bancorp. Inc.[a]	858	17,031
Dime Community Bancshares Inc.	26,803	576,265
Elmira Savings Bank	637	12,804
Entegra Financial Corp.[a]	2,595	64,745
Equitable Financial Corp.[a]	747	7,731
ESSA Bancorp. Inc.	3,890	61,073
Essent Group Ltd.[a]	37,803	1,531,022
Federal Agricultural Mortgage Corp. Class C	3,903	283,904
First Capital Inc.[b]	627	22,014
First Defiance Financial Corp.	3,873	203,294
Flagstar Bancorp. Inc.[a,b]	7,970	282,776
FS Bancorp. Inc.	626	32,333
Greene County Bancorp. Inc.	636	19,112
Guaranty Federal Bancshares Inc.	825	17,663
Hamilton Bancorp. Inc./MDa	790	11,613
Hingham Institution for Savings	262	49,851
HMN Financial Inc.[a]	848	15,137
Home Bancorp. Inc.	3,110	130,060
Home Federal Bancorp. Inc./LA	253	6,707
HomeStreet Inc.[a]	8,030	216,810
HopFed Bancorp. Inc.	3,191	45,982
IF Bancorp. Inc.	697	13,452
Impac Mortgage Holdings Inc.[a]	3,677	48,022
Jacksonville Bancorp. Inc./IL	232	7,018
Kearny Financial Corp./MD	42,467	651,868
Kentucky First Federal Bancorp.	844	8,271
Lake Shore Bancorp. Inc.	652	10,562
LendingTree Inc.[a]	3,387	827,952
Magyar Bancorp. Inc.[a]	714	8,639
Malvern Bancorp. Inc.[a,b]	3,183	85,145
Meridian Bancorp. Inc.	20,103	374,921
Meta Financial Group Inc.	3,479	272,754
MGIC Investment Corp.[a]	143,491	1,797,942
MSB Financial Corp./MD	650	11,505
Nationstar Mortgage Holdings Inc.[a,b]	27,261	506,237
New York Community Bancorp. Inc.	238,100	3,069,109
NMI Holdings Inc. Class Aa	22,497	278,963
Northfield Bancorp. Inc.	16,279	282,441
Northwest Bancshares Inc.	42,478	733,595
OceanFirst Financial Corp.	11,101	305,166
Oconee Federal Financial Corp.	212	5,944
Ocwen Financial Corp.[a,b]	50,155	172,533
Oritani Financial Corp.	15,547	261,190
Pathfinder Bancorp. Inc.	713	10,816
PB Bancorp Inc.	698	7,329
PHH Corp.[a]	18,918	263,528
Poage Bankshares Inc.[b]	661	11,964
Provident Bancorp. Inc.[a]	3,966	91,813
Provident Financial Holdings Inc.	3,262	63,935
Provident Financial Services Inc.	30,540	814,502
Prudential Bancorp. Inc.[b]	3,713	68,802
Radian Group Inc.	89,037	1,664,102
Riverview Bancorp. Inc.	8,617	72,383
Security National Financial Corp. Class Aa	4,684	23,888
Severn Bancorp. Inc.[a]	3,773	26,411
SI Financial Group Inc.	4,153	62,087
Southern Missouri Bancorp. Inc.	3,102	113,192

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Territorial Bancorp. Inc.	6,762	$213,476
TFS Financial Corp.	27,289	440,172
Timberland Bancorp. Inc./WA	3,244	101,667
TrustCo Bank Corp. NY	39,058	347,616
United Community Bancorp.	811	15,612
United Community Financial Corp./OH	19,641	188,554
United Financial Bancorp. Inc.	20,077	367,208
Walker & Dunlop Inc.[a]	11,472	600,330
Walter Investment Management Corp.[a,b]	11,205	6,633
Washington Federal Inc.	38,682	1,301,649
Waterstone Financial Inc.	11,391	222,125
Wayne Savings Bancshares Inc.	682	11,887
Westbury Bancorp. Inc.[a]	777	15,408
Western New England Bancorp Inc.	10,996	119,856
Wolverine Bancorp. Inc.	283	12,169
WSFS Financial Corp.	11,598	565,403
WVS Financial Corp.	222	3,619

		24,740,371
TOBACCO — 1.14%
22nd Century Group Inc.[a,b]	23,069	63,901
Alliance One International Inc.[a]	3,825	41,693
Altria Group Inc.	819,775	51,990,130
Philip Morris International Inc.	669,235	74,291,777
Universal Corp./VA	8,572	491,176
Vector Group Ltd.	41,126	841,849

		127,720,526
TRADING COMPANIES & DISTRIBUTORS — 0.34%
AeroCentury Corp.[a]	249	3,532
Air Lease Corp.	39,237	1,672,281
Aircastle Ltd.	26,448	589,526
Applied Industrial Technologies Inc.	19,777	1,301,327
Beacon Roofing Supply Inc.[a]	24,055	1,232,819
BlueLinx Holdings Inc.[a]	723	7,469
BMC Stock Holdings Inc.[a,b]	39,632	846,143
CAI International Inc.[a]	7,557	229,128
DXP Enterprises Inc./TXa,b	4,638	146,051
EnviroStar Inc.	3,141	86,849
Fastenal Co.	127,746	5,822,663
GATX Corp.	18,511	1,139,537
General Finance Corp.[a]	4,707	23,770
GMS Inc.[a]	15,357	543,638
H&E Equipment Services Inc.	12,382	361,554
HD Supply Holdings Inc.[a]	90,028	3,247,310
Herc Holdings Inc.[a,b]	8,162	400,999
Houston Wire & Cable Co.	7,704	40,446
Huttig Building Products Inc.[a,b]	7,466	52,710
Kaman Corp.	11,497	641,303
Lawson Products Inc./DEa	3,155	79,506
MRC Global Inc.[a]	42,376	741,156
MSC Industrial Direct Co. Inc. Class A	19,740	1,491,752
Neff Corp. Class Aa	4,105	102,625
Nexeo Solutions Inc.[a]	41,943	306,184

Security	Shares	Value
NOW Inc.[a]	45,828	$632,885
Rush Enterprises Inc. Class Aa	11,521	533,307
Rush Enterprises Inc. Class Ba	3,888	169,594
SiteOne Landscape Supply Inc.[a,b]	15,470	898,807
Titan Machinery Inc.[a,b]	7,572	117,593
Transcat Inc.[a]	3,603	49,181
Triton International Ltd.	15,191	505,556
United Rentals Inc.[a]	35,324	4,900,852
Univar Inc.[a]	42,275	1,223,016
Veritiv Corp.[a]	3,718	120,835
Watsco Inc.	14,607	2,352,749
WESCO International Inc.[a]	18,670	1,087,527
Willis Lease Finance Corp.[a]	3,107	76,401
WW Grainger Inc.	22,734	4,086,436

		37,865,017
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	33,953	2,450,728

		2,450,728
WATER UTILITIES — 0.11%
American States Water Co.	15,405	758,696
American Water Works Co. Inc.	79,136	6,402,894
Aqua America Inc.	86,469	2,869,906
Artesian Resources Corp. Class A	3,665	138,537
Cadiz Inc.[a,b]	7,659	97,269
California Water Service Group	19,818	756,057
Connecticut Water Service Inc.	4,362	258,667
Middlesex Water Co.	7,438	292,090
Pure Cycle Corp.[a]	7,523	56,422
SJW Group	7,511	425,123
York Water Co. (The)	4,657	157,872

		12,213,533
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Boingo Wireless Inc.[a,b]	14,787	315,998
NII Holdings Inc.[a,b]	42,497	19,549
Shenandoah Telecommunications Co.	19,226	715,207
Spok Holdings Inc.	6,640	101,924
Sprint Corp.[a,b]	302,420	2,352,828
T-Mobile U.S. Inc.[a]	124,146	7,654,842
Telephone & Data Systems Inc.	50,048	1,395,839
U.S. Cellular Corp.[a,b]	4,680	165,672

		12,721,859

TOTAL COMMON STOCKS (Cost: $9,507,996,160)		11,162,986,667

RIGHTS — 0.00%

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.00%
LGL Group Inc. (The) (Expires 10/10/17)[a]	771	21

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2017

Security	Shares	Value
Vicon Industries Inc. (Expires 10/19/17)[a]	3,064	$—

		21

TOTAL RIGHTS (Cost: $0)		21

WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
SAExploration Holdings Inc. (Expires 7/27/21)[a]	19	—
SAExploration Holdings Inc. (Expires 7/27/21)[a]	19	—

		—
OIL, GAS & CONSUMABLE FUELS — 0.00%
Bonanza Creek Energy Inc. (Expires 04/28/20)[a,b]	2,346	1,220

		1,220

TOTAL WARRANTS (Cost: $0)		1,220

SHORT-TERM INVESTMENTS — 3.56%

MONEY MARKET FUNDS — 3.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,e,f]	379,996,560	380,110,559
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,e]	17,599,715	17,599,715

		397,710,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $397,673,239)		397,710,274

TOTAL INVESTMENTS IN SECURITIES — 103.29%
(Cost: $9,905,669,399)		11,560,698,182
Other Assets, Less Liabilities — (3.29)%		(367,731,540)

NET ASSETS — 100.00%		$11,192,966,642

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

55

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.85%
Boeing Co. (The)	77,230	$19,632,638
Curtiss-Wright Corp.	9,304	972,640
General Dynamics Corp.	57,779	11,878,207
Huntington Ingalls Industries Inc.	9,421	2,133,291
L3 Technologies Inc.	7,347	1,384,395
Lockheed Martin Corp.	51,980	16,128,874
Northrop Grumman Corp.	36,129	10,395,036
Raytheon Co.	40,335	7,525,704
Rockwell Collins Inc.	21,185	2,769,092
Teledyne Technologies Inc.[a]	4,917	782,688
TransDigm Group Inc.	10,035	2,565,448

		76,168,013
AIR FREIGHT & LOGISTICS — 1.17%
CH Robinson Worldwide Inc.	14,704	1,118,974
Expeditors International of Washington Inc.	23,717	1,419,700
FedEx Corp.	51,200	11,549,696
United Parcel Service Inc. Class B	142,893	17,160,020

		31,248,390
AIRLINES — 0.41%
Alaska Air Group Inc.	16,503	1,258,684
Southwest Airlines Co.	114,156	6,390,453
United Continental Holdings Inc.[a]	53,842	3,277,901

		10,927,038
AUTO COMPONENTS — 0.04%
Gentex Corp.	59,233	1,172,813

		1,172,813
AUTOMOBILES — 0.11%
Harley-Davidson Inc.	35,532	1,712,998
Thor Industries Inc.	10,034	1,263,381

		2,976,379
BANKS — 1.12%
Bank of Hawaii Corp.	6,311	526,085
Bank of the Ozarks Inc.	25,511	1,225,803
Chemical Financial Corp.	9,306	486,332
Citizens Financial Group Inc.	39,328	1,489,351
Comerica Inc.	19,957	1,521,921
Commerce Bancshares Inc./MO	18,666	1,078,335
Cullen/Frost Bankers Inc.	6,168	585,467
East West Bancorp. Inc.	19,220	1,148,972
First Horizon National Corp.	48,838	935,248
Fulton Financial Corp.	18,097	339,319
Home BancShares Inc./AR	26,138	659,200
International Bancshares Corp.	5,529	221,713
KeyCorp	111,318	2,095,005

Security	Shares	Value
MB Financial Inc.	9,935	$447,274
Pinnacle Financial Partners Inc.	15,473	1,035,917
Signature Bank/New York NYa	7,660	980,786
Sterling Bancorp./DE	46,572	1,148,000
SVB Financial Group[a]	6,652	1,244,523
Synovus Financial Corp.	12,908	594,542
Texas Capital Bancshares Inc.[a,b]	6,854	588,073
Trustmark Corp.	6,074	201,171
U.S. Bancorp.	184,621	9,893,839
UMB Financial Corp.	6,286	468,244
United Bankshares Inc./WV	9,521	353,705
Webster Financial Corp.	12,505	657,138

		29,925,963
BEVERAGES — 1.88%
Boston Beer Co. Inc. (The) Class Aa,b	996	155,575
Brown-Forman Corp. Class B	24,458	1,328,069
Coca-Cola Co. (The)	406,160	18,281,262
Constellation Brands Inc. Class A	35,664	7,113,185
Dr Pepper Snapple Group Inc.	22,565	1,996,326
Monster Beverage Corp.[a]	51,813	2,862,668
PepsiCo Inc.	165,961	18,493,034

		50,230,119
BIOTECHNOLOGY — 4.81%
AbbVie Inc.	330,712	29,387,068
Alexion Pharmaceuticals Inc.[a]	46,303	6,495,848
Amgen Inc.	83,260	15,523,827
Biogen Inc.[a]	43,863	13,734,383
Bioverativ Inc.[a,b]	22,364	1,276,313
Celgene Corp.[a]	162,306	23,667,461
Dyax Corp.[a,c]	12,804	29,321
Gilead Sciences Inc.	270,929	21,950,668
Incyte Corp.[a]	35,560	4,151,274
Regeneron Pharmaceuticals Inc.[a]	15,929	7,122,175
United Therapeutics Corp.[a]	6,332	742,047
Vertex Pharmaceuticals Inc.[a]	29,910	4,547,516

		128,627,901
BUILDING PRODUCTS — 0.28%
Allegion PLC	12,575	1,087,360
AO Smith Corp.	30,524	1,814,041
Fortune Brands Home & Security Inc.	22,651	1,522,827
Lennox International Inc.	7,850	1,404,915
Masco Corp.	41,072	1,602,219

		7,431,362
CAPITAL MARKETS — 2.42%
Ameriprise Financial Inc.	14,931	2,217,403
BlackRock Inc.[d]	12,585	5,626,628
CBOE Holdings Inc.	15,248	1,641,142
Charles Schwab Corp. (The)	247,254	10,814,890
CME Group Inc.	44,479	6,034,911
E*TRADE Financial Corp.[a]	57,165	2,492,966
Eaton Vance Corp. NVS	14,728	727,121

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value
FactSet Research Systems Inc.	5,928	$1,067,692
Federated Investors Inc. Class B NVS	4,852	144,104
Intercontinental Exchange Inc.	122,088	8,387,445
MarketAxess Holdings Inc.	7,774	1,434,381
Moody’s Corp.	34,572	4,812,768
MSCI Inc.	18,641	2,179,133
Nasdaq Inc.	11,196	868,474
Northern Trust Corp.	28,517	2,621,568
Raymond James Financial Inc.	14,700	1,239,651
S&P Global Inc.	53,316	8,333,824
SEI Investments Co.	16,784	1,024,831
T Rowe Price Group Inc.	32,413	2,938,238

		64,607,170
CHEMICALS — 1.41%
Air Products & Chemicals Inc.	25,866	3,911,457
Albemarle Corp.	23,001	3,135,266
Chemours Co. (The)	20,998	1,062,709
Ecolab Inc.	29,646	3,812,772
FMC Corp.	18,348	1,638,660
International Flavors & Fragrances Inc.	9,559	1,366,077
Minerals Technologies Inc.	7,282	514,473
Monsanto Co.	61,064	7,316,688
NewMarket Corp.	1,054	448,740
PPG Industries Inc.	28,302	3,075,295
Praxair Inc.	33,231	4,643,700
RPM International Inc.	17,141	880,019
Scotts Miracle-Gro Co. (The) Class A	8,511	828,461
Sensient Technologies Corp.	5,631	433,137
Sherwin-Williams Co. (The)	11,803	4,225,946
Valvoline Inc.	21,993	515,736

		37,809,136
COMMERCIAL SERVICES & SUPPLIES — 0.60%
Cintas Corp.	17,787	2,566,309
Copart Inc.[a]	41,706	1,433,435
Deluxe Corp.	6,749	492,407
HNI Corp.	5,208	215,976
MSA Safety Inc.	7,086	563,408
Republic Services Inc.	47,738	3,153,572
Rollins Inc.	19,956	920,770
Waste Management Inc.	83,986	6,573,584

		15,919,461
COMMUNICATIONS EQUIPMENT — 0.42%
ARRIS International PLC[a]	15,003	427,435
Brocade Communications Systems Inc.	54,972	656,915
F5 Networks Inc.[a]	13,214	1,593,080
Harris Corp.	24,949	3,285,284
InterDigital Inc./PA	7,245	534,319
Juniper Networks Inc.	44,594	1,241,051
Motorola Solutions Inc.	33,730	2,862,665
Plantronics Inc.	4,941	218,491

Security	Shares	Value
ViaSat Inc.[a,b]	7,233	$465,227

		11,284,467
CONSTRUCTION & ENGINEERING — 0.10%
Dycom Industries Inc.[a]	3,338	286,667
EMCOR Group Inc.	5,738	398,103
Granite Construction Inc.	8,259	478,609
Quanta Services Inc.[a]	31,519	1,177,865
Valmont Industries Inc.	2,507	396,357

		2,737,601
CONSTRUCTION MATERIALS — 0.26%
Eagle Materials Inc.	10,159	1,083,965
Martin Marietta Materials Inc.	13,029	2,686,971
Vulcan Materials Co.	27,418	3,279,193

		7,050,129
CONSUMER FINANCE — 0.47%
American Express Co.	73,013	6,604,756
Discover Financial Services	77,083	4,970,312
SLM Corp.[a]	89,946	1,031,680

		12,606,748
CONTAINERS & PACKAGING — 0.19%
AptarGroup Inc.	6,113	527,613
Avery Dennison Corp.	9,714	955,275
Packaging Corp. of America	19,654	2,253,920
Sealed Air Corp.	20,975	896,052
Sonoco Products Co.	10,751	542,388

		5,175,248
DISTRIBUTORS — 0.12%
LKQ Corp.[a]	64,186	2,310,054
Pool Corp.	8,457	914,794

		3,224,848
DIVERSIFIED CONSUMER SERVICES — 0.04%
Service Corp. International/U.S.	24,125	832,313
Sotheby’sa	7,774	358,459

		1,190,772
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.90%
Level 3 Communications Inc.[a]	34,170	1,820,919
Verizon Communications Inc.	448,542	22,198,344

		24,019,263
ELECTRIC UTILITIES — 0.33%
Alliant Energy Corp.	22,345	928,882
NextEra Energy Inc.	47,592	6,974,607

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value
Westar Energy Inc.	17,925	$889,080

		8,792,569
ELECTRICAL EQUIPMENT — 0.43%
Acuity Brands Inc.	8,754	1,499,385
Emerson Electric Co.	61,079	3,838,204
EnerSys	9,121	630,900
Hubbell Inc.	7,072	820,494
Rockwell Automation Inc.	26,606	4,741,455

		11,530,438
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.92%
Amphenol Corp. Class A	63,545	5,378,449
Belden Inc.	4,540	365,606
Cognex Corp.	18,058	1,991,436
Coherent Inc.[a]	5,160	1,213,477
Corning Inc.	187,137	5,599,139
FLIR Systems Inc.	20,057	780,418
IPG Photonics Corp.[a]	7,827	1,448,465
Keysight Technologies Inc.[a]	22,178	923,935
Littelfuse Inc.	4,669	914,564
National Instruments Corp.	11,056	466,231
TE Connectivity Ltd.	36,577	3,038,086
Trimble Inc.[a]	33,947	1,332,420
Zebra Technologies Corp. Class Aa	10,953	1,189,277

		24,641,503
ENERGY EQUIPMENT & SERVICES — 0.61%
Baker Hughes a GE Co.	37,875	1,386,982
Core Laboratories NVb	4,521	446,223
Halliburton Co.	104,566	4,813,173
Patterson-UTI Energy Inc.	20,422	427,637
Schlumberger Ltd.	129,717	9,049,058
Superior Energy Services Inc.[a]	12,891	137,676

		16,260,749
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.33%
Alexander & Baldwin Inc.	5,110	236,746
Alexandria Real Estate Equities Inc.	19,479	2,317,417
American Campus Communities Inc.	16,686	736,687
American Tower Corp.	89,037	12,169,577
Apartment Investment & Management Co. Class A	32,520	1,426,327
AvalonBay Communities Inc.	28,603	5,103,347
Boston Properties Inc.	20,785	2,554,061
Camden Property Trust	9,636	881,212
CoreSite Realty Corp.[b]	7,091	793,483
Corporate Office Properties Trust	14,444	474,197
Crown Castle International Corp.	54,718	5,470,706
CyrusOne Inc.	9,872	581,757
DCT Industrial Trust Inc.	19,084	1,105,345
Digital Realty Trust Inc.	42,361	5,012,577
Douglas Emmett Inc.	31,501	1,241,769

Security	Shares	Value
Duke Realty Corp.	74,258	$2,140,116
Education Realty Trust Inc.	14,973	537,980
EPR Properties	8,302	578,981
Equinix Inc.	16,141	7,203,728
Equity Residential	51,153	3,372,517
Essex Property Trust Inc.	7,294	1,852,895
Extra Space Storage Inc.[b]	26,253	2,098,140
Federal Realty Investment Trust	9,486	1,178,256
First Industrial Realty Trust Inc.	25,124	755,981
GEO Group Inc. (The)	13,171	354,300
GGP Inc.	130,370	2,707,785
Healthcare Realty Trust Inc.	18,006	582,314
Highwoods Properties Inc.	12,454	648,729
Host Hotels & Resorts Inc.	152,971	2,828,434
Iron Mountain Inc.	31,387	1,220,954
JBG SMITH Properties[a]	9,736	333,069
Kilroy Realty Corp.	20,407	1,451,346
Kimco Realty Corp.	87,923	1,718,895
Lamar Advertising Co. Class A	17,557	1,203,181
Liberty Property Trust	30,606	1,256,682
Mack-Cali Realty Corp.	11,562	274,135
Mid-America Apartment Communities Inc.	14,489	1,548,584
National Retail Properties Inc.[b]	17,954	747,964
Potlatch Corp.	5,866	299,166
Prologis Inc.	110,544	7,015,122
Public Storage	20,180	4,318,318
Rayonier Inc.	12,512	361,472
Realty Income Corp.	35,289	2,018,178
Regency Centers Corp.	19,470	1,207,919
Sabra Health Care REIT Inc.	16,828	369,206
SBA Communications Corp.[a]	19,224	2,769,217
Simon Property Group Inc.	42,533	6,848,238
Tanger Factory Outlet Centers Inc.[b]	13,583	331,697
Taubman Centers Inc.	7,063	351,031
UDR Inc.	55,239	2,100,739
Uniti Group Inc.[a]	34,493	505,667
Urban Edge Properties	14,407	347,497
Ventas Inc.	41,956	2,732,594
Vornado Realty Trust	17,896	1,375,845
Weingarten Realty Investors	24,551	779,249
Welltower Inc.	76,407	5,369,884

		115,801,213
FOOD & STAPLES RETAILING — 0.12%
Sprouts Farmers Market Inc.[a]	12,828	240,782
Sysco Corp.	53,601	2,891,774

		3,132,556
FOOD PRODUCTS — 0.55%
Campbell Soup Co.	24,481	1,146,200
General Mills Inc.	65,960	3,414,090
Hershey Co. (The)	29,426	3,212,436
Ingredion Inc.	6,942	837,483
Kellogg Co.	27,924	1,741,620
Lamb Weston Holdings Inc.	18,874	885,002
Lancaster Colony Corp.	4,093	491,651
McCormick & Co. Inc./MD NVS	15,846	1,626,434

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value
Post Holdings Inc.[a]	13,749	$1,213,624
Tootsie Roll Industries Inc.[b]	2,907	110,466

		14,679,006
GAS UTILITIES — 0.07%
National Fuel Gas Co.	9,688	548,438
Southwest Gas Holdings Inc.	10,007	776,743
WGL Holdings Inc.	5,170	435,314

		1,760,495
HEALTH CARE EQUIPMENT & SUPPLIES — 2.70%
ABIOMED Inc.[a]	8,715	1,469,349
Align Technology Inc.[a]	15,012	2,796,285
Becton Dickinson and Co.	47,212	9,251,191
Boston Scientific Corp.[a]	284,384	8,295,481
Cooper Companies Inc. (The)	7,259	1,721,182
CR Bard Inc.	15,092	4,836,986
Danaher Corp.	67,135	5,758,840
Edwards Lifesciences Corp.[a]	43,944	4,803,519
Globus Medical Inc. Class Aa	7,232	214,935
Hill-Rom Holdings Inc.	8,503	629,222
Hologic Inc.[a]	34,676	1,272,262
IDEXX Laboratories Inc.[a]	18,106	2,815,302
Intuitive Surgical Inc.[a,b]	7,725	8,079,423
Masimo Corp.[a]	9,935	859,974
NuVasive Inc.[a]	10,438	578,891
ResMed Inc.	19,586	1,507,339
Stryker Corp.	66,739	9,478,273
Teleflex Inc.	5,440	1,316,317
Varian Medical Systems Inc.[a]	19,015	1,902,641
West Pharmaceutical Services Inc.	15,439	1,486,158
Zimmer Biomet Holdings Inc.	26,833	3,141,876

		72,215,446
HEALTH CARE PROVIDERS & SERVICES — 2.54%
Acadia Healthcare Co. Inc.[a,b]	3,156	150,731
Aetna Inc.	68,815	10,942,273
Envision Healthcare Corp.[a]	10,432	468,918
HCA Healthcare Inc.[a]	30,449	2,423,436
HealthSouth Corp.	20,536	951,844
Humana Inc.	29,948	7,296,231
Laboratory Corp. of America Holdings[a]	11,373	1,716,982
MEDNAX Inc.[a]	11,922	514,077
Quest Diagnostics Inc.	17,552	1,643,569
UnitedHealth Group Inc.	200,584	39,284,376
Universal Health Services Inc. Class B	8,192	908,820
WellCare Health Plans Inc.[a]	9,309	1,598,728

		67,899,985
HEALTH CARE TECHNOLOGY — 0.21%
Cerner Corp.[a]	65,203	4,650,278

Security	Shares	Value
Medidata Solutions Inc.[a,b]	12,163	$949,444

		5,599,722
HOTELS, RESTAURANTS & LEISURE — 2.50%
Brinker International Inc.	10,348	329,687
Buffalo Wild Wings Inc.[a,b]	1,998	211,189
Cheesecake Factory Inc. (The)	9,270	390,452
Chipotle Mexican Grill Inc.[a,b]	2,882	887,166
Churchill Downs Inc.	2,688	554,266
Cracker Barrel Old Country Store Inc.[b]	3,571	541,435
Darden Restaurants Inc.	25,882	2,038,984
Domino’s Pizza Inc.	10,022	1,989,868
Dunkin’ Brands Group Inc.	19,008	1,008,945
Hilton Worldwide Holdings Inc.	33,619	2,334,840
ILG Inc.	12,389	331,158
Jack in the Box Inc.	6,122	623,954
Marriott International Inc./MD Class A	64,867	7,152,235
McDonald’s Corp.	104,185	16,323,706
MGM Resorts International	67,894	2,212,665
Papa John’s International Inc.	5,666	414,015
Royal Caribbean Cruises Ltd.	18,261	2,164,659
Six Flags Entertainment Corp.	12,867	784,115
Starbucks Corp.	299,553	16,088,992
Texas Roadhouse Inc.	13,558	666,240
Wendy’s Co. (The)	37,530	582,841
Wyndham Worldwide Corp.	14,213	1,498,192
Wynn Resorts Ltd.	16,610	2,473,561
Yum! Brands Inc.	71,434	5,258,257

		66,861,422
HOUSEHOLD DURABLES — 0.33%
Garmin Ltd.	23,108	1,247,139
Leggett & Platt Inc.	16,746	799,287
Mohawk Industries Inc.[a]	6,182	1,530,107
Newell Brands Inc.	62,249	2,656,165
NVR Inc.[a]	723	2,064,165
Tempur Sealy International Inc.[a]	5,574	359,634
Tupperware Brands Corp.	4,525	279,735

		8,936,232
HOUSEHOLD PRODUCTS — 1.48%
Church & Dwight Co. Inc.	33,633	1,629,519
Clorox Co. (The)	14,643	1,931,558
Colgate-Palmolive Co.	102,324	7,454,303
Energizer Holdings Inc.	8,145	375,077
Kimberly-Clark Corp.	38,114	4,485,256
Procter & Gamble Co. (The)	259,224	23,584,200

		39,459,913
INDUSTRIAL CONGLOMERATES — 2.07%
3M Co.	84,186	17,670,641
Carlisle Companies Inc.	13,138	1,317,610
General Electric Co.	844,204	20,412,853
Honeywell International Inc.	93,311	13,225,901

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value
Roper Technologies Inc.	11,698	$2,847,293

		55,474,298
INSURANCE — 0.83%
Aon PLC	52,766	7,709,112
Arthur J Gallagher & Co.	37,338	2,298,154
Brown & Brown Inc.	24,135	1,163,066
Cincinnati Financial Corp.	17,239	1,319,990
Marsh & McLennan Companies Inc.	106,328	8,911,350
Primerica Inc.	9,351	762,574

		22,164,246
INTERNET & DIRECT MARKETING RETAIL — 4.43%
Amazon.com Inc.[a]	82,718	79,520,949
Expedia Inc.	25,294	3,640,818
Netflix Inc.[a]	89,573	16,244,064
Priceline Group Inc. (The)[a,b]	10,179	18,635,917
TripAdvisor Inc.[a]	12,968	525,593

		118,567,341
INTERNET SOFTWARE & SERVICES — 7.96%
Akamai Technologies Inc.[a]	35,877	1,747,927
Alphabet Inc. Class Aa	61,832	60,207,055
Alphabet Inc. Class Ca	62,624	60,063,305
eBay Inc.[a]	80,810	3,107,953
Facebook Inc. Class Aa	491,750	84,025,322
j2 Global Inc.	10,212	754,462
LogMeIn Inc.	10,839	1,192,832
VeriSign Inc.[a,b]	17,894	1,903,743

		213,002,599
IT SERVICES — 6.28%
Accenture PLC Class A	128,208	17,317,055
Acxiom Corp.[a]	7,416	182,730
Alliance Data Systems Corp.	6,040	1,338,162
Automatic Data Processing Inc.	92,190	10,078,211
Broadridge Financial Solutions Inc.	24,101	1,947,843
Cognizant Technology Solutions Corp. Class A	85,698	6,216,533
Convergys Corp.	8,743	226,356
CoreLogic Inc./U.S.[a]	17,862	825,582
CSRA Inc.	16,322	526,711
DXC Technology Co.	31,433	2,699,466
Fidelity National Information Services Inc.	68,909	6,435,412
Fiserv Inc.[a]	43,595	5,622,011
Gartner Inc.[a]	18,855	2,345,751
Global Payments Inc.	31,775	3,019,578
International Business Machines Corp.	102,491	14,869,394
Jack Henry & Associates Inc.	16,208	1,666,020
Mastercard Inc. Class A	193,721	27,353,405
MAXIMUS Inc.	13,614	878,103
Paychex Inc.	66,325	3,976,847
PayPal Holdings Inc.[a]	234,482	15,013,883

Security	Shares	Value
Sabre Corp.	20,280	$367,068
Science Applications International Corp.	9,224	616,624
Total System Services Inc.	34,906	2,286,343
Visa Inc. Class A	379,522	39,940,895
Western Union Co. (The)	62,244	1,195,085
WEX Inc.[a]	8,393	941,862

		167,886,930
LEISURE PRODUCTS — 0.13%
Hasbro Inc.	23,707	2,315,463
Mattel Inc.	40,382	625,113
Polaris Industries Inc.[b]	5,741	600,681

		3,541,257
LIFE SCIENCES TOOLS & SERVICES — 1.05%
Agilent Technologies Inc.	43,328	2,781,658
Bio-Rad Laboratories Inc. Class Aa	2,011	446,884
Bio-Techne Corp.	7,781	940,645
Charles River Laboratories International Inc.[a]	6,119	660,974
Illumina Inc.[a]	20,958	4,174,834
INC Research Holdings Inc. Class Aa	11,830	618,709
Mettler-Toledo International Inc.[a]	5,342	3,344,947
PAREXEL International Corp.[a]	5,243	461,804
Quintiles IMS Holdings Inc.[a]	31,562	3,000,599
Thermo Fisher Scientific Inc.	50,647	9,582,412
Waters Corp.[a]	10,969	1,969,155

		27,982,621
MACHINERY — 2.22%
Caterpillar Inc.	63,842	7,961,736
Crane Co.	10,524	841,815
Cummins Inc.	32,646	5,485,507
Deere & Co.	32,637	4,098,881
Donaldson Co. Inc.	18,896	868,082
Fortive Corp.	63,120	4,468,265
Graco Inc.	11,531	1,426,269
IDEX Corp.	15,783	1,917,161
Illinois Tool Works Inc.	64,259	9,507,762
Ingersoll-Rand PLC	52,518	4,683,030
Kennametal Inc.	7,572	305,454
Lincoln Electric Holdings Inc.	12,761	1,169,929
Nordson Corp.	10,570	1,252,545
Oshkosh Corp.	7,959	656,936
PACCAR Inc.	37,839	2,737,273
Parker-Hannifin Corp.	18,725	3,277,250
Snap-on Inc.	6,305	939,508
Stanley Black & Decker Inc.	15,327	2,313,917
Toro Co. (The)	22,355	1,387,351
Wabtec Corp./DEb	11,721	887,866
Woodward Inc.	11,494	892,049
Xylem Inc./NY	37,154	2,326,955

		59,405,541
MEDIA — 4.00%
AMC Networks Inc. Class Aa	7,059	412,740

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value
Cable One Inc.	972	$701,901
CBS Corp. Class B NVS	75,357	4,370,706
Charter Communications Inc. Class Aa	41,729	15,165,153
Cinemark Holdings Inc.	12,642	457,767
Comcast Corp. Class A	975,880	37,551,862
Discovery Communications Inc. Class Aa,b	31,889	678,917
Discovery Communications Inc. Class C NVS[a]	42,110	853,148
DISH Network Corp. Class Aa	26,977	1,462,963
Interpublic Group of Companies Inc. (The)	45,353	942,889
John Wiley & Sons Inc. Class A	4,339	232,136
Live Nation Entertainment Inc.[a]	14,533	632,912
Meredith Corp.	4,590	254,745
Omnicom Group Inc.	34,470	2,553,193
Scripps Networks Interactive Inc. Class A	19,876	1,707,150
Time Warner Inc.	161,362	16,531,537
Twenty-First Century Fox Inc. Class A	104,865	2,766,339
Twenty-First Century Fox Inc. Class B	43,874	1,131,510
Walt Disney Co. (The)	188,924	18,622,239

		107,029,807
METALS & MINING — 0.46%
Compass Minerals International Inc.	3,184	206,642
Freeport-McMoRan Inc.[a]	170,867	2,398,973
Newmont Mining Corp.	110,840	4,157,608
Nucor Corp.	39,051	2,188,418
Royal Gold Inc.	13,666	1,175,823
Steel Dynamics Inc.	33,132	1,142,060
U.S. Steel Corp.	18,052	463,214
Worthington Industries Inc.	9,284	427,064

		12,159,802
MULTI-UTILITIES — 0.37%
Black Hills Corp.	6,531	449,790
CenterPoint Energy Inc.	51,607	1,507,440
Dominion Energy Inc.	62,521	4,809,740
MDU Resources Group Inc.	40,147	1,041,815
WEC Energy Group Inc.	33,897	2,128,054

		9,936,839
MULTILINE RETAIL — 0.32%
Dollar General Corp.	54,230	4,395,342
Dollar Tree Inc.[a]	49,081	4,261,212

		8,656,554
OIL, GAS & CONSUMABLE FUELS — 1.52%
Anadarko Petroleum Corp.	58,028	2,834,668
Apache Corp.	50,575	2,316,335
Cabot Oil & Gas Corp.	46,178	1,235,261
Callon Petroleum Co.[a,b]	20,497	230,386
Chesapeake Energy Corp.[a,b]	88,857	382,085
Cimarex Energy Co.	11,025	1,253,212
Concho Resources Inc.[a]	16,720	2,202,358

Security	Shares	Value
Devon Energy Corp.	60,243	$2,211,521
Energen Corp.[a]	8,516	465,655
EOG Resources Inc.	62,360	6,032,706
EQT Corp.[b]	21,796	1,421,971
Gulfport Energy Corp.[a]	19,095	273,822
Matador Resources Co.[a,b]	8,953	243,074
Murphy Oil Corp.	33,932	901,234
Newfield Exploration Co.[a,b]	27,460	814,738
Noble Energy Inc.	42,538	1,206,378
Occidental Petroleum Corp.	68,447	4,394,982
ONEOK Inc.	55,340	3,066,389
Pioneer Natural Resources Co.	35,285	5,205,949
QEP Resources Inc.[a]	19,085	163,558
Range Resources Corp.	17,868	349,677
SM Energy Co.	9,636	170,943
Southwestern Energy Co.[a,b]	58,337	356,439
Williams Companies Inc. (The)	77,251	2,318,303
WPX Energy Inc.[a]	43,368	498,732

		40,550,376
PERSONAL PRODUCTS — 0.15%
Coty Inc. Class A	41,114	679,614
Estee Lauder Companies Inc. (The) Class A	26,896	2,900,465
Nu Skin Enterprises Inc. Class A	7,348	451,755

		4,031,834
PHARMACEUTICALS — 4.44%
Akorn Inc.[a]	19,491	646,906
Bristol-Myers Squibb Co.	187,122	11,927,156
Catalent Inc.[a]	11,164	445,667
Eli Lilly & Co.	88,404	7,562,078
Johnson & Johnson	339,661	44,159,327
Merck & Co. Inc.	351,812	22,526,522
Pfizer Inc.	693,331	24,751,917
Prestige Brands Holdings Inc.[a]	6,173	309,206
Zoetis Inc.	101,907	6,497,590

		118,826,369
PROFESSIONAL SERVICES — 0.33%
Dun & Bradstreet Corp. (The)	7,454	867,720
Equifax Inc.	25,073	2,657,487
IHS Markit Ltd.[a]	21,176	933,438
Nielsen Holdings PLC	38,238	1,584,965
Verisk Analytics Inc. Class Aa	32,372	2,693,027

		8,736,637
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Aa	27,391	1,037,571

		1,037,571
ROAD & RAIL — 0.98%
Avis Budget Group Inc.[a]	15,133	575,962
CSX Corp.	119,289	6,472,621
Genesee & Wyoming Inc. Class Aa	6,193	458,344

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value
JB Hunt Transport Services Inc.	17,747	$1,971,337
Knight-Swift Transportation Holdings Inc.[a]	26,715	1,110,008
Landstar System Inc.	8,630	859,980
Old Dominion Freight Line Inc.	14,222	1,565,984
Union Pacific Corp.	114,573	13,287,031

		26,301,267
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.29%
Advanced Micro Devices Inc.[a,b]	167,538	2,136,109
Analog Devices Inc.	76,434	6,586,318
Applied Materials Inc.	221,255	11,525,173
Broadcom Ltd.	84,353	20,458,977
Cirrus Logic Inc.[a]	13,030	694,760
Cypress Semiconductor Corp.	28,446	427,259
Integrated Device Technology Inc.[a]	27,660	735,203
Intel Corp.	467,930	17,818,774
KLA-Tencor Corp.	32,562	3,451,572
Lam Research Corp.	33,674	6,231,037
Microchip Technology Inc.	48,162	4,323,984
Microsemi Corp.[a]	24,110	1,241,183
Monolithic Power Systems Inc.	8,006	853,039
NVIDIA Corp.	124,475	22,252,396
QUALCOMM Inc.	306,509	15,889,427
Silicon Laboratories Inc.[a]	8,879	709,432
Skyworks Solutions Inc.	38,119	3,884,326
Teradyne Inc.	23,326	869,826
Texas Instruments Inc.	205,395	18,411,608
Versum Materials Inc.	14,532	564,132
Xilinx Inc.	33,643	2,382,934

		141,447,469
SOFTWARE — 8.17%
ACI Worldwide Inc.[a]	11,771	268,143
Activision Blizzard Inc.	156,617	10,103,363
Adobe Systems Inc.[a]	102,363	15,270,512
ANSYS Inc.[a]	10,838	1,330,148
Autodesk Inc.[a]	30,104	3,379,475
Blackbaud Inc.	9,907	869,835
Cadence Design Systems Inc.[a]	40,865	1,612,942
CDK Global Inc.	27,425	1,730,243
Citrix Systems Inc.[a]	29,956	2,301,220
CommVault Systems Inc.[a]	8,950	544,160
Electronic Arts Inc.[a]	64,048	7,561,507
Fair Isaac Corp.	6,326	888,803
Fortinet Inc.[a]	31,534	1,130,179
Intuit Inc.	50,498	7,177,786
Manhattan Associates Inc.[a,b]	9,583	398,365
Microsoft Corp.	1,597,909	119,028,241
Oracle Corp.	363,361	17,568,504
PTC Inc.[a]	16,797	945,335
Red Hat Inc.[a]	36,778	4,077,209
salesforce.com Inc.[a]	141,648	13,232,756
Symantec Corp.	62,465	2,049,477
Synopsys Inc.[a]	31,053	2,500,698

Security	Shares	Value
Take-Two Interactive Software Inc.[a]	22,180	$2,267,461
Tyler Technologies Inc.[a]	7,259	1,265,389
Ultimate Software Group Inc. (The)[a,b]	5,913	1,121,105

		218,622,856
SPECIALTY RETAIL — 3.11%
Advance Auto Parts Inc.[b]	15,327	1,520,438
AutoZone Inc.[a,b]	5,813	3,459,375
Best Buy Co. Inc.	21,886	1,246,627
CarMax Inc.[a,b]	17,211	1,304,766
Dick’s Sporting Goods Inc.	18,043	487,342
Foot Locker Inc.	16,875	594,338
Home Depot Inc. (The)	244,559	40,000,070
L Brands Inc.	24,417	1,015,991
Lowe’s Companies Inc.	112,093	8,960,714
Michaels Companies Inc. (The)[a]	11,586	248,751
O’Reilly Automotive Inc.[a,b]	18,314	3,944,286
Ross Stores Inc.	80,739	5,213,317
Sally Beauty Holdings Inc.[a,b]	16,033	313,926
Tiffany & Co.	10,833	994,253
TJX Companies Inc. (The)	132,003	9,732,581
Tractor Supply Co.	15,070	953,780
Ulta Salon Cosmetics & Fragrance Inc.[a]	12,105	2,736,456
Urban Outfitters Inc.[a,b]	16,854	402,811

		83,129,822
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.28%
3D Systems Corp.[a,b]	16,102	215,606
Apple Inc.	1,071,580	165,151,909
NCR Corp.[a]	25,211	945,917
NetApp Inc.	34,857	1,525,342

		167,838,774
TEXTILES, APPAREL & LUXURY GOODS — 0.55%
Carter’s Inc.	9,909	978,514
Coach Inc.	29,367	1,182,903
Deckers Outdoor Corp.[a]	3,244	221,922
Hanesbrands Inc.	39,323	968,919
Michael Kors Holdings Ltd.[a]	31,571	1,510,672
NIKE Inc. Class B	155,379	8,056,401
Skechers U.S.A. Inc. Class Aa	28,326	710,699
Under Armour Inc. Class Aa,b	37,898	624,559
Under Armour Inc. Class Ca,b	38,151	573,028

		14,827,617
THRIFTS & MORTGAGE FINANCE — 0.02%
Washington Federal Inc.	18,871	635,009

		635,009
TOBACCO — 1.68%
Altria Group Inc.	398,025	25,242,746
Philip Morris International Inc.	177,218	19,672,970

		44,915,716

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

September 30, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.32%
Fastenal Co.	59,528	$2,713,286
GATX Corp.	3,443	211,951
MSC Industrial Direct Co. Inc. Class A	9,379	708,771
United Rentals Inc.[a]	17,552	2,435,165
Watsco Inc.	3,817	614,804
WW Grainger Inc.	10,919	1,962,690

		8,646,667
WATER UTILITIES — 0.14%
American Water Works Co. Inc.	36,975	2,991,647
Aqua America Inc.	19,216	637,779

		3,629,426

TOTAL COMMON STOCKS
(Cost: $2,416,675,252)		2,670,889,315

SHORT-TERM INVESTMENTS — 1.30%

MONEY MARKET FUNDS — 1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares 1.32%[d,e,f]	31,297,528	31,306,917
BlackRock Cash Funds: Treasury, SL Agency Shares 0.97%[d,e]	3,571,590	3,571,590

		34,878,507

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,878,505)		34,878,507

TOTAL INVESTMENTS IN SECURITIES — 101.16%
(Cost: $2,451,553,757)		2,705,767,822
Other Assets, Less Liabilities — (1.16)%		(30,996,220)

NET ASSETS — 100.00%		$2,674,771,602

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

63

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 1.97%
Arconic Inc.	90,763	$2,258,182
Boeing Co. (The)	42,574	10,822,736
Esterline Technologies Corp.[a]	6,178	556,947
KLX Inc.[a,b]	12,095	640,188
L3 Technologies Inc.	9,983	1,881,097
Orbital ATK Inc.	13,373	1,780,749
Raytheon Co.	22,240	4,149,539
Rockwell Collins Inc.	13,958	1,824,450
Teledyne Technologies Inc.[a]	2,654	422,464
Textron Inc.	61,395	3,307,963
United Technologies Corp.	172,495	20,023,220

		47,667,535
AIR FREIGHT & LOGISTICS — 0.09%
CH Robinson Worldwide Inc.	16,402	1,248,192
Expeditors International of Washington Inc.	15,750	942,795

		2,190,987
AIRLINES — 0.60%
Alaska Air Group Inc.	10,378	791,530
American Airlines Group Inc.	100,645	4,779,631
Delta Air Lines Inc.	154,668	7,458,091
JetBlue Airways Corp.[a,b]	76,847	1,423,975

		14,453,227
AUTO COMPONENTS — 0.49%
BorgWarner Inc.	46,352	2,374,613
Cooper Tire & Rubber Co.	12,042	450,371
Dana Inc.	34,205	956,372
Delphi Automotive PLC	61,961	6,096,962
Goodyear Tire & Rubber Co. (The)	58,298	1,938,408

		11,816,726
AUTOMOBILES — 0.96%
Ford Motor Co.	908,170	10,870,795
General Motors Co.	304,532	12,297,002

		23,167,797
BANKS — 13.39%
Associated Banc-Corp.	35,070	850,447
BancorpSouth Inc.	20,231	648,404
Bank of America Corp.	2,278,367	57,733,820
Bank of Hawaii Corp.	3,027	252,331
BB&T Corp.	187,639	8,807,775
Cathay General Bancorp.	17,619	708,284
Chemical Financial Corp.	6,378	333,314
Citigroup Inc.	632,647	46,018,743
Citizens Financial Group Inc.	72,520	2,746,332
Comerica Inc.	18,344	1,398,913

Security	Shares	Value
Cullen/Frost Bankers Inc.	6,765	$642,134
East West Bancorp. Inc.	12,139	725,669
F.N.B. Corp.	75,580	1,060,387
Fifth Third Bancorp.	171,067	4,786,455
Fulton Financial Corp.	21,038	394,463
Hancock Holding Co.	19,674	953,205
Huntington Bancshares Inc./OH	254,232	3,549,079
International Bancshares Corp.	6,624	265,622
JPMorgan Chase & Co.	817,104	78,041,603
KeyCorp	128,787	2,423,771
M&T Bank Corp.	35,277	5,681,008
MB Financial Inc.	8,412	378,708
PacWest Bancorp.	27,987	1,413,623
People’s United Financial Inc.	80,633	1,462,683
PNC Financial Services Group Inc. (The)[c]	111,269	14,995,723
Prosperity Bancshares Inc.	16,370	1,076,000
Regions Financial Corp.	277,496	4,226,264
Signature Bank/New York NYa	4,323	553,517
SunTrust Banks Inc.	111,445	6,661,068
SVB Financial Group[a]	4,869	910,941
Synovus Financial Corp.	14,163	652,348
TCF Financial Corp.	40,900	696,936
Texas Capital Bancshares Inc.[a]	4,084	350,407
Trustmark Corp.	7,901	261,681
U.S. Bancorp.	162,361	8,700,926
UMB Financial Corp.	3,288	244,923
Umpqua Holdings Corp.	51,904	1,012,647
United Bankshares Inc./WV	14,097	523,704
Valley National Bancorp.	61,026	735,363
Webster Financial Corp.	7,622	400,536
Wells Fargo & Co.	1,037,372	57,211,066
Wintrust Financial Corp.	13,177	1,031,891
Zions BanCorp.	47,337	2,233,360

		323,756,074
BEVERAGES — 1.83%
Boston Beer Co. Inc. (The) Class Aa,b	1,023	159,793
Brown-Forman Corp. Class B	18,290	993,147
Coca-Cola Co. (The)	436,772	19,659,108
Dr Pepper Snapple Group Inc.	16,869	1,492,400
Molson Coors Brewing Co. Class B	42,868	3,499,743
Monster Beverage Corp.[a]	38,753	2,141,103
PepsiCo Inc.	145,948	16,262,986

		44,208,280
BIOTECHNOLOGY — 0.76%
Amgen Inc.	76,248	14,216,440
United Therapeutics Corp.[a]	3,044	356,726
Vertex Pharmaceuticals Inc.[a]	25,159	3,825,174

		18,398,340
BUILDING PRODUCTS — 0.46%
Allegion PLC	8,142	704,039
Fortune Brands Home & Security Inc.	10,311	693,209
Johnson Controls International PLC	216,501	8,722,825

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value
Masco Corp.	28,036	$1,093,684

		11,213,757
CAPITAL MARKETS — 3.76%
Affiliated Managers Group Inc.	13,069	2,480,888
Ameriprise Financial Inc.	18,222	2,706,149
Bank of New York Mellon Corp. (The)	239,903	12,719,657
BlackRock Inc.[c]	14,680	6,563,281
CBOE Holdings Inc.	9,208	991,057
CME Group Inc.	29,206	3,962,670
Eaton Vance Corp. NVS	10,491	517,941
FactSet Research Systems Inc.	2,533	456,219
Federated Investors Inc. Class B NVS	10,748	319,216
Franklin Resources Inc.	76,340	3,397,893
Goldman Sachs Group Inc. (The)	83,541	19,815,090
Invesco Ltd.	94,341	3,305,709
Janus Henderson Group PLC[b]	41,740	1,454,222
Legg Mason Inc.	20,105	790,327
Morgan Stanley	328,368	15,817,487
Nasdaq Inc.	14,811	1,148,889
Northern Trust Corp.	17,933	1,648,581
Raymond James Financial Inc.	13,604	1,147,225
SEI Investments Co.	12,066	736,750
State Street Corp.	86,833	8,296,025
Stifel Financial Corp.	15,932	851,725
T Rowe Price Group Inc.	19,627	1,779,187

		90,906,188
CHEMICALS — 3.33%
Air Products & Chemicals Inc.	21,766	3,291,454
Ashland Global Holdings Inc.	14,504	948,417
Cabot Corp.	14,445	806,031
CF Industries Holdings Inc.	54,429	1,913,724
Chemours Co. (The)	19,631	993,525
DowDuPont Inc.	541,777	37,507,222
Eastman Chemical Co.	33,638	3,043,903
Ecolab Inc.	27,210	3,499,478
FMC Corp.	10,564	943,471
International Flavors & Fragrances Inc.	7,699	1,100,264
LyondellBasell Industries NV Class A	75,366	7,465,002
Monsanto Co.	33,653	4,032,302
Mosaic Co. (The)	82,287	1,776,576
NewMarket Corp.	973	414,255
Olin Corp.	38,711	1,325,852
PolyOne Corp.	19,395	776,382
PPG Industries Inc.	28,131	3,056,714
Praxair Inc.	29,230	4,084,600
RPM International Inc.	11,861	608,944
Sensient Technologies Corp.	4,106	315,833
Sherwin-Williams Co. (The)	5,904	2,113,868
Valvoline Inc.	22,828	535,317

		80,553,134

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Brink’s Co. (The)	11,708	$986,399
Clean Harbors Inc.[a]	12,368	701,266
Deluxe Corp.	4,056	295,926
Herman Miller Inc.	13,815	495,958
HNI Corp.	4,465	185,164
Pitney Bowes Inc.	42,432	594,472
Stericycle Inc.[a]	20,023	1,434,047

		4,693,232
COMMUNICATIONS EQUIPMENT — 1.78%
ARRIS International PLC[a]	24,335	693,304
Brocade Communications Systems Inc.	33,987	406,145
Ciena Corp.[a,b]	33,230	730,063
Cisco Systems Inc.	1,161,021	39,045,136
Juniper Networks Inc.	38,855	1,081,335
NetScout Systems Inc.[a]	20,934	677,215
Plantronics Inc.	2,568	113,557
ViaSat Inc.[a,b]	4,482	288,282

		43,035,037
CONSTRUCTION & ENGINEERING — 0.26%
AECOM[a]	36,748	1,352,694
Dycom Industries Inc.[a,b]	3,628	311,573
EMCOR Group Inc.	7,302	506,613
Fluor Corp.	32,936	1,386,606
Jacobs Engineering Group Inc.	27,935	1,627,772
KBR Inc.	32,683	584,372
Valmont Industries Inc.	2,624	414,854

		6,184,484
CONSUMER FINANCE — 0.99%
American Express Co.	88,592	8,014,032
Capital One Financial Corp.	112,318	9,508,842
Navient Corp.	64,042	961,911
Synchrony Financial	173,598	5,390,218

		23,875,003
CONTAINERS & PACKAGING — 0.75%
AptarGroup Inc.	8,072	696,694
Avery Dennison Corp.	9,612	945,244
Ball Corp.	82,022	3,387,509
Bemis Co. Inc.	21,379	974,241
Greif Inc. Class A NVS	5,913	346,147
International Paper Co.	95,877	5,447,731
Owens-Illinois Inc.[a]	37,670	947,777
Sealed Air Corp.	20,735	885,799
Silgan Holdings Inc.	17,145	504,578
Sonoco Products Co.	11,236	566,856
WestRock Co.	58,900	3,341,397

		18,043,973

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value
DISTRIBUTORS — 0.13%
Genuine Parts Co.	34,095	$3,261,187

		3,261,187
DIVERSIFIED CONSUMER SERVICES — 0.13%
Adtalem Global Education Inc.	14,496	519,682
Graham Holdings Co. Class B	1,095	640,684
H&R Block Inc.	48,762	1,291,218
Service Corp. International/U.S.	16,695	575,977

		3,027,561
DIVERSIFIED FINANCIAL SERVICES — 3.46%
Berkshire Hathaway Inc. Class Ba	446,795	81,906,460
Leucadia National Corp.	73,985	1,868,121

		83,774,581
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.40%
AT&T Inc.	1,425,714	55,845,217
CenturyLink Inc.	128,227	2,423,490
Frontier Communications Corp.[b]	18,430	217,290
Level 3 Communications Inc.[a]	30,288	1,614,048
Verizon Communications Inc.	445,201	22,032,997

		82,133,042
ELECTRIC UTILITIES — 3.96%
Alliant Energy Corp.	28,327	1,177,553
American Electric Power Co. Inc.	114,209	8,022,040
Duke Energy Corp.	162,515	13,638,259
Edison International	75,655	5,838,296
Entergy Corp.	41,895	3,199,102
Eversource Energy	73,584	4,447,417
Exelon Corp.	222,931	8,397,811
FirstEnergy Corp.	103,648	3,195,468
Great Plains Energy Inc.	50,522	1,530,817
Hawaiian Electric Industries Inc.	25,717	858,176
IDACORP Inc.	11,731	1,031,507
NextEra Energy Inc.	55,441	8,124,879
OGE Energy Corp.	46,370	1,670,711
PG&E Corp.	119,079	8,108,089
Pinnacle West Capital Corp.	26,111	2,207,946
PNM Resources Inc.	18,499	745,510
PPL Corp.	158,636	6,020,236
Southern Co. (The)	232,077	11,404,264
Westar Energy Inc.	13,212	655,315
Xcel Energy Inc.	117,906	5,579,312

		95,852,708
ELECTRICAL EQUIPMENT — 0.74%
AMETEK Inc.	53,591	3,539,150
Eaton Corp. PLC	103,285	7,931,255

Security	Shares	Value
Emerson Electric Co.	80,252	$5,043,036
Hubbell Inc.	4,860	563,857
Regal Beloit Corp.	10,449	825,471

		17,902,769
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Arrow Electronics Inc.[a]	20,618	1,657,893
Avnet Inc.	28,576	1,123,037
Belden Inc.	4,892	393,953
FLIR Systems Inc.	9,977	388,205
Jabil Inc.	41,620	1,188,251
Keysight Technologies Inc.[a,b]	18,824	784,208
Knowles Corp.[a]	21,632	330,321
National Instruments Corp.	13,114	553,017
SYNNEX Corp.	6,744	853,184
TE Connectivity Ltd.	40,990	3,404,629
Tech Data Corp.[a]	8,200	728,570
Trimble Inc.[a]	20,453	802,780
VeriFone Systems Inc.[a,b]	25,811	523,447
Vishay Intertechnology Inc.	30,874	580,431

		13,311,926
ENERGY EQUIPMENT & SERVICES — 1.26%
Baker Hughes a GE Co.	56,539	2,070,458
Core Laboratories NV	5,153	508,601
Diamond Offshore Drilling Inc.[a,b]	15,903	230,594
Dril-Quip Inc.[a,b]	9,065	400,220
Ensco PLC Class Ab	72,216	431,130
Halliburton Co.	84,600	3,894,138
Helmerich & Payne Inc.	25,545	1,331,150
Nabors Industries Ltd.	66,273	534,823
National Oilwell Varco Inc.	88,177	3,150,564
Oceaneering International Inc.	23,268	611,250
Patterson-UTI Energy Inc.	26,870	562,658
Rowan Companies PLC Class Aa	26,578	341,527
Schlumberger Ltd.	177,450	12,378,912
Superior Energy Services Inc.[a]	22,122	236,263
TechnipFMC PLC[a]	102,650	2,865,988
Transocean Ltd.[a,b]	91,408	983,550

		30,531,826
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.18%
Alexander & Baldwin Inc.	4,749	220,021
American Campus Communities Inc.	13,312	587,725
Boston Properties Inc.	12,663	1,556,029
Camden Property Trust	9,769	893,375
CoreCivic Inc.	27,737	742,520
Corporate Office Properties Trust	7,328	240,578
Cousins Properties Inc.	99,218	926,696
Crown Castle International Corp.	32,996	3,298,940
CyrusOne Inc.	10,221	602,324
EPR Properties	5,763	401,912
Equity Residential	28,382	1,871,225
Essex Property Trust Inc.	7,188	1,825,968
Federal Realty Investment Trust[b]	6,297	782,150
GEO Group Inc. (The)	14,446	388,597

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value
HCP Inc.	108,873	$3,029,936
Healthcare Realty Trust Inc.	8,756	283,169
Highwoods Properties Inc.	10,091	525,640
Hospitality Properties Trust	21,331	607,720
Iron Mountain Inc.	26,552	1,032,873
JBG SMITH Properties[a]	10,905	373,060
LaSalle Hotel Properties[b]	26,784	777,272
Life Storage Inc.	10,840	886,820
Macerich Co. (The)[b]	25,464	1,399,756
Mack-Cali Realty Corp.	8,114	192,383
Medical Properties Trust Inc.	85,007	1,116,142
Mid-America Apartment Communities Inc.	10,433	1,115,079
National Retail Properties Inc.	14,654	610,486
Omega Healthcare Investors Inc.[b]	45,794	1,461,287
Potlatch Corp.	3,113	158,763
Public Storage	12,204	2,611,534
Quality Care Properties Inc.[a]	21,549	334,010
Rayonier Inc.	16,434	474,778
Realty Income Corp.	24,294	1,389,374
Regency Centers Corp.	12,782	792,995
Sabra Health Care REIT Inc.	18,215	399,637
SBA Communications Corp.[a]	6,498	936,037
Senior Housing Properties Trust	39,391	770,094
Simon Property Group Inc.	24,543	3,951,668
SL Green Realty Corp.	23,127	2,343,228
Tanger Factory Outlet Centers Inc.[b]	7,467	182,344
Taubman Centers Inc.	6,339	315,048
Urban Edge Properties	8,352	201,450
Ventas Inc.	35,689	2,324,425
Vornado Realty Trust	20,061	1,542,290
Washington Prime Group Inc.[b]	42,574	354,641
Weyerhaeuser Co.	174,832	5,949,533

		52,781,532
FOOD & STAPLES RETAILING — 3.63%
Casey’s General Stores Inc.	8,882	972,135
Costco Wholesale Corp.	101,840	16,731,294
CVS Health Corp.	236,044	19,195,098
Kroger Co. (The)	208,369	4,179,882
Sprouts Farmers Market Inc.[a]	15,751	295,646
Sysco Corp.	53,339	2,877,639
United Natural Foods Inc.[a]	11,690	486,187
Wal-Mart Stores Inc.	339,881	26,558,301
Walgreens Boots Alliance Inc.	213,688	16,500,988

		87,797,170
FOOD PRODUCTS — 2.32%
Archer-Daniels-Midland Co.	130,621	5,552,699
Campbell Soup Co.	17,714	829,369
Conagra Brands Inc.	96,357	3,251,085
Dean Foods Co.	22,051	239,915
Flowers Foods Inc.	43,487	817,990
General Mills Inc.	60,657	3,139,606
Hain Celestial Group Inc. (The)[a]	24,073	990,604

Security	Shares	Value
Hormel Foods Corp.	62,441	$2,006,854
Ingredion Inc.	8,951	1,079,849
JM Smucker Co. (The)	26,542	2,785,052
Kellogg Co.	26,545	1,655,612
Kraft Heinz Co. (The)	138,611	10,749,283
Lamb Weston Holdings Inc.	12,968	608,070
McCormick & Co. Inc./MD NVS	9,998	1,026,195
Mondelez International Inc. Class A	350,076	14,234,090
Sanderson Farms Inc.	4,673	754,783
Snyder’s-Lance Inc.	19,645	749,260
Tootsie Roll Industries Inc.[b]	1,843	70,034
TreeHouse Foods Inc.[a,b]	13,195	893,697
Tyson Foods Inc. Class A	67,171	4,732,197

		56,166,244
GAS UTILITIES — 0.28%
Atmos Energy Corp.	24,612	2,063,470
National Fuel Gas Co.	9,191	520,303
New Jersey Resources Corp.	20,385	859,228
ONE Gas Inc.	12,261	902,900
UGI Corp.	40,261	1,886,630
WGL Holdings Inc.	6,264	527,429

		6,759,960
HEALTH CARE EQUIPMENT & SUPPLIES — 2.96%
Abbott Laboratories	403,439	21,527,505
Baxter International Inc.	116,398	7,303,974
Cooper Companies Inc. (The)	3,203	759,463
Danaher Corp.	66,715	5,722,813
DENTSPLY SIRONA Inc.	53,293	3,187,454
Globus Medical Inc. Class Aa,b	9,368	278,417
Halyard Health Inc.[a]	10,899	490,782
Hill-Rom Holdings Inc.	5,840	432,160
Hologic Inc.[a,b]	26,255	963,296
LivaNova PLC[a]	10,143	710,619
Medtronic PLC	314,534	24,461,309
ResMed Inc.	11,282	868,263
STERIS PLC	19,686	1,740,242
Teleflex Inc.	4,469	1,081,364
Zimmer Biomet Holdings Inc.	17,028	1,993,809

		71,521,470
HEALTH CARE PROVIDERS & SERVICES — 2.76%
Acadia Healthcare Co. Inc.[a,b]	15,271	729,343
AmerisourceBergen Corp.	37,593	3,110,821
Anthem Inc.	60,973	11,577,553
Cardinal Health Inc.	73,485	4,917,616
Centene Corp.[a]	40,019	3,872,639
Cigna Corp.	58,461	10,928,699
DaVita Inc.[a]	35,742	2,122,717
Envision Healthcare Corp.[a]	16,839	756,913
Express Scripts Holding Co.[a]	134,106	8,491,592
HCA Healthcare Inc.[a]	32,885	2,617,317
Henry Schein Inc.[a,b]	37,062	3,038,713
Laboratory Corp. of America Holdings[a]	10,959	1,654,480
LifePoint Health Inc.[a,b]	9,556	553,293

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value
McKesson Corp.	48,824	$7,499,855
MEDNAX Inc.[a]	8,436	363,760
Molina Healthcare Inc.[a]	10,343	711,185
Owens & Minor Inc.	14,767	431,197
Patterson Companies Inc.	19,177	741,191
Quest Diagnostics Inc.	12,152	1,137,913
Tenet Healthcare Corp.[a,b]	18,553	304,826
Universal Health Services Inc. Class B	11,277	1,251,070

		66,812,693
HEALTH CARE TECHNOLOGY — 0.03%
Allscripts Healthcare Solutions Inc.[a,b]	42,521	605,074

		605,074
HOTELS, RESTAURANTS & LEISURE — 1.01%
Carnival Corp.	94,694	6,114,392
Chipotle Mexican Grill Inc.[a,b]	2,641	812,979
Cracker Barrel Old Country Store Inc.[b]	1,532	232,282
Hilton Worldwide Holdings Inc.	10,177	706,793
ILG Inc.	10,835	289,620
International Speedway Corp. Class A	2,458	88,488
McDonald’s Corp.	71,468	11,197,606
MGM Resorts International	44,715	1,457,262
Royal Caribbean Cruises Ltd.	19,688	2,333,815
Six Flags Entertainment Corp.	4,060	247,416
Wyndham Worldwide Corp.	7,880	830,631

		24,311,284
HOUSEHOLD DURABLES — 0.80%
CalAtlantic Group Inc.	18,085	662,453
DR Horton Inc.	79,090	3,158,064
Helen of Troy Ltd.[a]	6,459	625,877
KB Home	19,278	464,985
Leggett & Platt Inc.	12,285	586,363
Lennar Corp. Class A	47,502	2,508,105
Mohawk Industries Inc.[a]	7,773	1,923,895
Newell Brands Inc.	44,298	1,890,196
PulteGroup Inc.	64,855	1,772,487
Tempur Sealy International Inc.[a,b]	4,509	290,921
Toll Brothers Inc.	35,527	1,473,305
TRI Pointe Group Inc.[a,b]	34,864	481,472
Tupperware Brands Corp.	6,801	420,438
Whirlpool Corp.	17,045	3,143,780

		19,402,341
HOUSEHOLD PRODUCTS — 1.72%
Church & Dwight Co. Inc.	20,576	996,907
Clorox Co. (The)	13,590	1,792,657
Colgate-Palmolive Co.	89,991	6,555,844
Energizer Holdings Inc.	5,428	249,959
Kimberly-Clark Corp.	39,381	4,634,356

Security	Shares	Value
Procter & Gamble Co. (The)	301,980	$27,474,141

		41,703,864
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
AES Corp./VA	153,313	1,689,509
NRG Energy Inc.	70,262	1,798,005

		3,487,514
INDUSTRIAL CONGLOMERATES — 1.98%
3M Co.	44,342	9,307,386
General Electric Co.	1,065,502	25,763,838
Honeywell International Inc.	72,580	10,287,489
Roper Technologies Inc.	10,685	2,600,729

		47,959,442
INSURANCE — 5.25%
Aflac Inc.	91,770	7,469,160
Alleghany Corp.[a]	2,120	1,174,501
Allstate Corp. (The)	83,910	7,712,168
American Financial Group Inc./OH	16,045	1,659,855
American International Group Inc.	209,772	12,877,903
Aspen Insurance Holdings Ltd.	14,067	568,307
Assurant Inc.	12,598	1,203,361
Brighthouse Financial Inc.[a]	22,386	1,361,069
Chubb Ltd.	108,070	15,405,379
Cincinnati Financial Corp.	15,200	1,163,864
CNO Financial Group Inc.	14,727	343,728
Everest Re Group Ltd.	9,606	2,193,914
First American Financial Corp.	25,166	1,257,545
Genworth Financial Inc. Class Aa	65,436	251,929
Hanover Insurance Group Inc. (The)	9,906	960,189
Hartford Financial Services Group Inc. (The)	84,594	4,689,045
Kemper Corp.	11,321	600,013
Lincoln National Corp.	51,434	3,779,370
Loews Corp.	64,011	3,063,567
Mercury General Corp.	8,555	484,983
MetLife Inc.	246,798	12,821,156
Old Republic International Corp.	56,246	1,107,484
Principal Financial Group Inc.	62,404	4,015,073
Progressive Corp. (The)	135,116	6,542,317
Prudential Financial Inc.	99,147	10,541,309
Reinsurance Group of America Inc.	15,015	2,095,043
RenaissanceRe Holdings Ltd.	2,733	369,338
Torchmark Corp.	25,117	2,011,621
Travelers Companies Inc. (The)	64,072	7,850,101
Unum Group	52,729	2,696,034
Willis Towers Watson PLC	31,184	4,809,508
WR Berkley Corp.	22,384	1,493,908
XL Group Ltd.	60,262	2,377,336

		126,950,078
INTERNET & DIRECT MARKETING RETAIL — 0.03%
HSN Inc.	7,370	287,798
TripAdvisor Inc.[a]	10,556	427,835

		715,633

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.24%
Cars.com Inc.[a,b]	16,644	$442,897
eBay Inc.[a,b]	140,993	5,422,591

		5,865,488
IT SERVICES — 1.05%
Acxiom Corp.[a]	9,957	245,341
Alliance Data Systems Corp.	4,521	1,001,628
Cognizant Technology Solutions Corp. Class A	41,353	2,999,747
Convergys Corp.	12,235	316,764
CSRA Inc.	19,833	640,011
DST Systems Inc.	13,957	765,960
DXC Technology Co.	31,068	2,668,120
International Business Machines Corp.	86,540	12,555,223
Leidos Holdings Inc.	33,214	1,966,933
Sabre Corp.	25,271	457,405
Teradata Corp.[a,b]	29,446	994,980
Western Union Co. (The)	37,711	724,051

		25,336,163
LEISURE PRODUCTS — 0.10%
Brunswick Corp./DE	20,599	1,152,926
Mattel Inc.	35,134	543,874
Polaris Industries Inc.[b]	7,028	735,340

		2,432,140
LIFE SCIENCES TOOLS & SERVICES — 0.62%
Agilent Technologies Inc.	26,113	1,676,455
Bio-Rad Laboratories Inc. Class Aa	2,385	529,995
Charles River Laboratories International Inc.[a]	4,310	465,566
Illumina Inc.[a]	10,532	2,097,974
PAREXEL International Corp.[a]	6,154	542,044
PerkinElmer Inc.	25,594	1,765,218
Thermo Fisher Scientific Inc.	36,240	6,856,608
Waters Corp.[a]	6,400	1,148,928

		15,082,788
MACHINERY — 1.47%
AGCO Corp.	15,489	1,142,623
Caterpillar Inc.	65,865	8,214,024
Deere & Co.	37,879	4,757,224
Donaldson Co. Inc.	9,200	422,648
Dover Corp.	36,146	3,303,383
Flowserve Corp.	30,534	1,300,443
ITT Inc.	20,428	904,348
Kennametal Inc.	10,358	417,842
Oshkosh Corp.	8,468	698,949
PACCAR Inc.	39,127	2,830,447
Parker-Hannifin Corp.	9,979	1,746,525
Pentair PLC	38,587	2,622,372
Snap-on Inc.	6,338	944,425

Security	Shares	Value
Stanley Black & Decker Inc.	18,576	$2,804,419
Terex Corp.	19,843	893,332
Timken Co. (The)	16,002	776,897
Trinity Industries Inc.	35,140	1,120,966
Wabtec Corp./DEb	7,118	539,188

		35,440,055
MARINE — 0.03%
Kirby Corp.[a,b]	12,749	840,797

		840,797
MEDIA — 1.22%
AMC Networks Inc. Class Aa,b	4,237	247,737
Cinemark Holdings Inc.	11,004	398,455
DISH Network Corp. Class Aa	22,926	1,243,277
Interpublic Group of Companies Inc. (The)	41,842	869,895
John Wiley & Sons Inc. Class A	5,708	305,378
Live Nation Entertainment Inc.[a]	15,346	668,318
Meredith Corp.	4,048	224,664
New York Times Co. (The) Class A	29,481	577,828
News Corp. Class A	89,654	1,188,812
News Corp. Class B	29,389	401,160
Omnicom Group Inc.	15,129	1,120,605
TEGNA Inc.	50,912	678,657
Twenty-First Century Fox Inc. Class A	126,920	3,348,150
Twenty-First Century Fox Inc. Class B	53,401	1,377,212
Viacom Inc. Class B NVS	82,294	2,291,065
Walt Disney Co. (The)	146,943	14,484,171

		29,425,384
METALS & MINING — 0.32%
Allegheny Technologies Inc.	25,256	603,618
Carpenter Technology Corp.	10,856	521,414
Commercial Metals Co.	27,689	526,922
Compass Minerals International Inc.	4,422	286,988
Ferroglobe PLC[a]	5,097	—
Freeport-McMoRan Inc.[a]	122,587	1,721,121
Gerber Scientific Inc. Escrow[a,d]	1,091	11
Nucor Corp.	30,596	1,714,600
Reliance Steel & Aluminum Co.	16,852	1,283,617
Steel Dynamics Inc.	18,716	645,140
U.S. Steel Corp.[b]	20,318	521,360

		7,824,791
MULTI-UTILITIES — 1.82%
Ameren Corp.	56,254	3,253,731
Black Hills Corp.	4,913	338,358
CenterPoint Energy Inc.	42,143	1,230,997
CMS Energy Corp.	65,485	3,033,265
Consolidated Edison Inc.	71,942	5,804,281
Dominion Energy Inc.	79,084	6,083,932
DTE Energy Co.	41,653	4,471,866
NiSource Inc.	75,944	1,943,407
NorthWestern Corp.	11,274	641,942
Public Service Enterprise Group Inc.	117,465	5,432,756

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value
SCANA Corp.	33,177	$1,608,753
Sempra Energy	58,300	6,653,779
Vectren Corp.	19,437	1,278,371
WEC Energy Group Inc.	35,342	2,218,771

		43,994,209
MULTILINE RETAIL — 0.54%
Big Lots Inc.	10,258	549,521
Dillard’s Inc. Class Ab	5,043	282,761
Kohl’s Corp.	39,142	1,786,833
Macy’s Inc.	71,207	1,553,737
Nordstrom Inc.	27,168	1,280,971
Target Corp.	126,822	7,483,766

		12,937,589
OIL, GAS & CONSUMABLE FUELS — 9.40%
Anadarko Petroleum Corp.	64,971	3,173,833
Andeavor	33,506	3,456,144
Apache Corp.	32,019	1,466,470
Cabot Oil & Gas Corp.	55,668	1,489,119
Callon Petroleum Co.[a,b]	23,773	267,208
Chesapeake Energy Corp.[a,b]	112,309	482,929
Chevron Corp.	440,020	51,702,350
Cimarex Energy Co.	9,871	1,122,036
Concho Resources Inc.[a]	15,950	2,100,934
ConocoPhillips	282,578	14,143,029
CONSOL Energy Inc.[a,b]	48,318	818,507
Devon Energy Corp.	54,870	2,014,278
Energen Corp.[a]	13,224	723,088
EOG Resources Inc.	64,363	6,226,477
EQT Corp.	16,075	1,048,733
Exxon Mobil Corp.	983,899	80,660,040
Gulfport Energy Corp.[a]	15,855	227,361
Hess Corp.	63,110	2,959,228
HollyFrontier Corp.	41,394	1,488,942
Kinder Morgan Inc./DE	445,799	8,550,425
Marathon Oil Corp.	198,127	2,686,602
Marathon Petroleum Corp.	117,551	6,592,260
Matador Resources Co.[a,b]	11,280	306,252
Newfield Exploration Co.[a,b]	15,573	462,051
Noble Energy Inc.	65,889	1,868,612
Occidental Petroleum Corp.	101,200	6,498,052
ONEOK Inc.	26,458	1,466,038
PBF Energy Inc. Class A	25,328	699,306
PetroCorp Inc. Escrow[a,d]	190	—
Phillips 66	99,770	9,139,930
QEP Resources Inc.[a]	35,862	307,337
Range Resources Corp.[b]	32,661	639,176
SM Energy Co.	12,107	214,778
Southwestern Energy Co.[a]	52,489	320,708
Valero Energy Corp.	102,555	7,889,556
Williams Companies Inc. (The)	105,386	3,162,634
World Fuel Services Corp.	16,402	556,192

Security	Shares	Value
WPX Energy Inc.[a]	43,449	$499,663

		227,430,278
PAPER & FOREST PRODUCTS — 0.06%
Domtar Corp.	14,729	639,091
Louisiana-Pacific Corp.[a]	34,022	921,316

		1,560,407
PERSONAL PRODUCTS — 0.20%
Avon Products Inc.[a]	107,020	249,357
Coty Inc. Class A	63,774	1,054,184
Edgewell Personal Care Co.[a]	13,226	962,456
Estee Lauder Companies Inc. (The) Class A	21,836	2,354,794
Nu Skin Enterprises Inc. Class A	3,673	225,816

		4,846,607
PHARMACEUTICALS — 4.76%
Allergan PLC	77,626	15,909,449
Bristol-Myers Squibb Co.	171,353	10,922,040
Catalent Inc.[a]	16,775	669,658
Eli Lilly & Co.	125,982	10,776,500
Endo International PLC[a]	48,614	416,379
Johnson & Johnson	243,058	31,599,971
Mallinckrodt PLC[a,b]	22,537	842,208
Merck & Co. Inc.	241,339	15,452,936
Mylan NVa	124,385	3,901,957
Perrigo Co. PLC	31,010	2,624,996
Pfizer Inc.	609,726	21,767,218
Prestige Brands Holdings Inc.[a]	5,397	270,336

		115,153,648
PROFESSIONAL SERVICES — 0.31%
IHS Markit Ltd.[a]	61,044	2,690,820
ManpowerGroup Inc.	15,498	1,825,974
Nielsen Holdings PLC	35,436	1,468,822
Robert Half International Inc.	29,216	1,470,734

		7,456,350
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
CBRE Group Inc. Class Aa	39,561	1,498,571
Jones Lang LaSalle Inc.	10,514	1,298,479

		2,797,050
ROAD & RAIL — 1.01%
CSX Corp.	78,467	4,257,619
Genesee & Wyoming Inc. Class Aa	7,657	566,695
Kansas City Southern	24,475	2,659,943
Norfolk Southern Corp.	66,913	8,848,575
Ryder System Inc.	12,413	1,049,519
Union Pacific Corp.	57,611	6,681,148
Werner Enterprises Inc.	10,330	377,561

		24,441,060

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.61%
Cree Inc.[a,b]	23,033	$649,300
Cypress Semiconductor Corp.	45,970	690,469
First Solar Inc.[a]	19,038	873,463
Intel Corp.	567,378	21,605,754
Micron Technology Inc.[a,b]	258,687	10,174,160
Qorvo Inc.[a]	29,692	2,098,631
Synaptics Inc.[a,b]	8,011	313,871
Teradyne Inc.	19,806	738,566
Versum Materials Inc.	9,346	362,812
Xilinx Inc.	20,205	1,431,120

		38,938,146
SOFTWARE — 0.98%
ACI Worldwide Inc.[a]	14,572	331,950
ANSYS Inc.[a]	7,586	931,030
Autodesk Inc.[a]	17,400	1,953,324
CA Inc.	73,625	2,457,602
Cadence Design Systems Inc.[a]	17,865	705,132
Manhattan Associates Inc.[a]	5,487	228,095
Oracle Corp.	294,504	14,239,268
PTC Inc.[a]	8,366	470,838
Symantec Corp.	73,207	2,401,922

		23,719,161
SPECIALTY RETAIL — 0.88%
Aaron’s Inc.	14,688	640,837
American Eagle Outfitters Inc.	39,629	566,695
AutoNation Inc.[a,b]	14,839	704,259
Bed Bath & Beyond Inc.	33,978	797,464
Best Buy Co. Inc.	37,195	2,118,627
CarMax Inc.[a,b]	23,400	1,773,954
Foot Locker Inc.	12,106	426,373
GameStop Corp. Class A	24,212	500,220
Gap Inc. (The)	51,563	1,522,655
L Brands Inc.	30,881	1,284,958
Lowe’s Companies Inc.	70,568	5,641,206
Michaels Companies Inc. (The)[a]	12,942	277,865
Murphy USA Inc.[a]	7,770	536,130
Office Depot Inc.	121,237	550,416
Sally Beauty Holdings Inc.[a]	13,521	264,741
Signet Jewelers Ltd.[b]	14,132	940,485
Tiffany & Co.	11,696	1,073,459
Tractor Supply Co.	12,614	798,340
Williams-Sonoma Inc.	18,675	931,136

		21,349,820
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.02%
3D Systems Corp.[a,b]	7,306	97,827
Diebold Nixdorf Inc.	17,447	398,664
Hewlett Packard Enterprise Co.	373,363	5,492,170
HP Inc.	387,837	7,741,226

Security	Shares	Value
NetApp Inc.	23,856	$1,043,939
Seagate Technology PLC	67,262	2,231,080
Western Digital Corp.	68,469	5,915,722
Xerox Corp.	50,080	1,667,163

		24,587,791
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
Coach Inc.	33,192	1,336,974
Deckers Outdoor Corp.[a]	3,841	262,763
Hanesbrands Inc.	40,896	1,007,677
NIKE Inc. Class B	131,193	6,802,357
PVH Corp.	17,974	2,265,803
Ralph Lauren Corp.	13,041	1,151,390
VF Corp.	75,860	4,822,420

		17,649,384
THRIFTS & MORTGAGE FINANCE — 0.06%
New York Community Bancorp. Inc.	113,337	1,460,914

		1,460,914
TOBACCO — 0.75%
Philip Morris International Inc.	162,291	18,015,924

		18,015,924
TRADING COMPANIES & DISTRIBUTORS — 0.05%
GATX Corp.	5,247	323,006
NOW Inc.[a,b]	26,125	360,786
Watsco Inc.	2,932	472,257

		1,156,049
WATER UTILITIES — 0.03%
Aqua America Inc.	20,236	671,633

		671,633
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Telephone & Data Systems Inc.	21,301	594,085

		594,085

TOTAL COMMON STOCKS
(Cost: $2,289,634,930)		2,411,941,384

SHORT-TERM INVESTMENTS — 1.27%

MONEY MARKET FUNDS — 1.27%
BlackRock Cash Funds: Institutional, SL Agency Shares 1.32%[c,e,f]	27,369,393	27,377,604

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

September 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.97%[c,e]	3,446,106	$3,446,106

		30,823,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,823,710)		30,823,710

TOTAL INVESTMENTS IN SECURITIES — 101.00%
(Cost: $2,320,458,640)		2,442,765,094
Other Assets, Less Liabilities — (1.00)%		(24,278,076)

NET ASSETS — 100.00%		$2,418,487,018

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

72

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.41%
Arconic Inc.	312,487	$7,774,677
Boeing Co. (The)	446,191	113,426,214
BWX Technologies Inc.	76,910	4,308,498
General Dynamics Corp.	207,956	42,751,595
HEICO Corp.[a]	19,130	1,718,065
HEICO Corp. Class A	37,641	2,868,244
Hexcel Corp.	72,903	4,186,090
Huntington Ingalls Industries Inc.	35,689	8,081,417
L3 Technologies Inc.	61,766	11,638,567
Lockheed Martin Corp.	200,619	62,250,070
Northrop Grumman Corp.	129,162	37,162,491
Orbital ATK Inc.	45,711	6,086,877
Raytheon Co.	233,071	43,486,387
Rockwell Collins Inc.	130,273	17,027,984
Spirit AeroSystems Holdings Inc. Class A	96,861	7,528,037
Teledyne Technologies Inc.[b]	27,844	4,432,208
Textron Inc.[a]	212,169	11,431,666
TransDigm Group Inc.	38,676	9,887,519
United Technologies Corp.	597,741	69,385,775

		465,432,381
AIR FREIGHT & LOGISTICS — 0.70%
CH Robinson Worldwide Inc.	111,724	8,502,196
Expeditors International of Washington Inc.	143,255	8,575,244
FedEx Corp.	198,206	44,711,310
United Parcel Service Inc. Class B	552,561	66,357,051
XPO Logistics Inc.[a,b]	93,494	6,337,023

		134,482,824
AIRLINES — 0.51%
Alaska Air Group Inc.	96,976	7,396,360
American Airlines Group Inc.	352,484	16,739,465
Copa Holdings SA Class A	24,516	3,052,977
Delta Air Lines Inc.	532,270	25,666,059
JetBlue Airways Corp.[b]	266,686	4,941,692
Southwest Airlines Co.	449,452	25,160,323
Spirit Airlines Inc.[a,b]	56,646	1,892,543
United Continental Holdings Inc.[b]	221,072	13,458,863

		98,308,282

Security	Shares	Value
AUTO COMPONENTS — 0.31%
Adient PLC	75,583	$6,348,216
BorgWarner Inc.	168,860	8,650,698
Delphi Automotive PLC	213,649	21,023,062
Gentex Corp.	224,882	4,452,664
Goodyear Tire & Rubber Co. (The)	200,893	6,679,692
Lear Corp.	54,208	9,382,321
Visteon Corp.[b]	24,967	3,090,165

		59,626,818
AUTOMOBILES — 0.66%
Ford Motor Co.	3,125,345	37,410,380
General Motors Co.	1,059,035	42,763,833
Harley-Davidson Inc.	139,499	6,725,247
Tesla Inc.[a,b]	104,008	35,477,129
Thor Industries Inc.	39,706	4,999,382

		127,375,971
BANKS — 6.32%
Associated Banc-Corp.	118,557	2,875,007
Bank of America Corp.	7,899,422	200,171,353
Bank of Hawaii Corp.	33,880	2,824,237
Bank of the Ozarks Inc.	96,610	4,642,111
BankUnited Inc.	83,813	2,981,228
BB&T Corp.	650,669	30,542,403
BOK Financial Corp.	20,148	1,794,784
CIT Group Inc.	108,447	5,319,325
Citigroup Inc.	2,184,424	158,895,002
Citizens Financial Group Inc.	400,292	15,159,058
Comerica Inc.	141,178	10,766,234
Commerce Bancshares Inc./MO	71,958	4,157,014
Cullen/Frost Bankers Inc.	45,510	4,319,809
East West Bancorp. Inc.	114,030	6,816,713
F.N.B. Corp.	256,628	3,600,491
Fifth Third Bancorp.	599,189	16,765,308
First Hawaiian Inc.	42,434	1,285,326
First Horizon National Corp.	181,208	3,470,133
First Republic Bank/CA	126,126	13,175,122
Huntington Bancshares Inc./OH	869,397	12,136,782
JPMorgan Chase & Co.	2,833,951	270,670,660
KeyCorp	873,452	16,438,367
M&T Bank Corp.	115,694	18,631,362
PacWest Bancorp.	98,507	4,975,589

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
People’s United Financial Inc.	277,000	$5,024,780
Pinnacle Financial Partners Inc.	58,033	3,885,309
PNC Financial Services Group Inc. (The)[c]	387,555	52,230,787
Popular Inc.	80,791	2,903,629
Prosperity Bancshares Inc.	52,998	3,483,559
Regions Financial Corp.	961,801	14,648,229
Signature Bank/New York NYb	42,674	5,463,979
SunTrust Banks Inc.	386,795	23,118,737
SVB Financial Group[b]	42,175	7,890,521
Synovus Financial Corp.	98,780	4,549,807
TCF Financial Corp.	123,586	2,105,905
U.S. Bancorp.	1,267,853	67,944,242
Webster Financial Corp.	73,192	3,846,240
Wells Fargo & Co.	3,599,328	198,502,939
Western Alliance Bancorp.[b]	77,865	4,133,074
Zions BanCorp.	159,677	7,533,561

		1,219,678,716
BEVERAGES — 1.79%
Brown-Forman Corp. Class A	43,262	2,409,261
Brown-Forman Corp. Class B	140,630	7,636,209
Coca-Cola Co. (The)	3,078,879	138,580,344
Constellation Brands Inc. Class A	129,491	25,826,980
Dr Pepper Snapple Group Inc.	146,147	12,929,625
Molson Coors Brewing Co. Class B	137,675	11,239,787
Monster Beverage Corp.[b]	329,503	18,205,040
PepsiCo Inc.	1,144,644	127,547,681

		344,374,927
BIOTECHNOLOGY — 3.21%
AbbVie Inc.	1,276,135	113,397,356
ACADIA Pharmaceuticals Inc.[a,b]	75,720	2,852,372
Agios Pharmaceuticals Inc.[a,b]	33,161	2,213,497
Alexion Pharmaceuticals Inc.[b]	174,990	24,549,347
Alkermes PLC[b]	122,274	6,216,410
Alnylam Pharmaceuticals Inc.[a,b]	64,189	7,541,566
Amgen Inc.	589,375	109,888,969
Biogen Inc.[b]	169,787	53,163,705
BioMarin Pharmaceutical Inc.[b]	139,546	12,987,546
Bioverativ Inc.[b]	87,150	4,973,651
Celgene Corp.[b]	620,631	90,500,412

Security	Shares	Value
Exelixis Inc.[b]	230,868	$5,593,932
Gilead Sciences Inc.	1,042,055	84,427,296
Incyte Corp.[b]	134,729	15,728,263
Intercept Pharmaceuticals Inc.[a,b]	14,421	836,995
Intrexon Corp.[a,b]	42,931	816,118
Ionis Pharmaceuticals Inc.[a,b]	98,652	5,001,656
Juno Therapeutics Inc.[b]	49,431	2,217,475
Neurocrine Biosciences Inc.[a,b]	70,946	4,347,571
OPKO Health Inc.[a,b]	253,222	1,737,103
Regeneron Pharmaceuticals Inc.[a,b]	62,629	28,002,679
Seattle Genetics Inc.[a,b]	76,391	4,156,434
TESARO Inc.[a,b]	29,657	3,828,719
United Therapeutics Corp.[b]	34,326	4,022,664
Vertex Pharmaceuticals Inc.[b]	201,009	30,561,408

		619,563,144
BUILDING PRODUCTS — 0.41%
Allegion PLC	76,229	6,591,522
AO Smith Corp.	115,642	6,872,604
Armstrong World Industries Inc.[b]	36,510	1,871,138
Fortune Brands Home & Security Inc.	124,059	8,340,487
Johnson Controls International PLC	749,536	30,198,805
Lennox International Inc.	30,876	5,525,878
Masco Corp.	255,335	9,960,618
Owens Corning	88,524	6,847,331
USG Corp.[a,b]	68,590	2,239,463

		78,447,846
CAPITAL MARKETS — 2.98%
Affiliated Managers Group Inc.	45,117	8,564,560
Ameriprise Financial Inc.	119,864	17,801,003
Bank of New York Mellon Corp. (The)	807,289	42,802,463
BGC Partners Inc. Class A	182,736	2,644,190
BlackRock Inc.[c]	99,840	44,637,466
CBOE Holdings Inc.	88,206	9,493,612
Charles Schwab Corp. (The)	948,720	41,497,013
CME Group Inc.	271,990	36,903,603
E*TRADE Financial Corp.[b]	219,557	9,574,881
Eaton Vance Corp. NVS	90,420	4,464,035
FactSet Research Systems Inc.	30,665	5,523,073

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
Federated Investors Inc. Class B NVS	73,655	$2,187,553
Franklin Resources Inc.	267,563	11,909,229
Goldman Sachs Group Inc. (The)	294,017	69,737,892
Interactive Brokers Group Inc. Class A	54,776	2,467,111
Intercontinental Exchange Inc.	469,428	32,249,704
Invesco Ltd.	320,154	11,218,196
Lazard Ltd. Class A	95,562	4,321,314
Legg Mason Inc.	69,028	2,713,491
LPL Financial Holdings Inc.	71,923	3,709,069
MarketAxess Holdings Inc.	29,129	5,374,592
Moody’s Corp.	132,594	18,458,411
Morgan Stanley	1,057,391	50,934,524
Morningstar Inc.	16,395	1,393,411
MSCI Inc.	71,045	8,305,160
Nasdaq Inc.	91,629	7,107,661
Northern Trust Corp.	166,561	15,311,953
Raymond James Financial Inc.	102,009	8,602,419
S&P Global Inc.	206,407	32,263,478
SEI Investments Co.	107,015	6,534,336
State Street Corp.	299,756	28,638,688
T Rowe Price Group Inc.	188,321	17,071,299
TD Ameritrade Holding Corp.	202,911	9,902,057

		574,317,447
CHEMICALS — 2.30%
Air Products & Chemicals Inc.	171,132	25,878,581
Albemarle Corp.	87,924	11,984,920
Ashland Global Holdings Inc.	49,099	3,210,584
Axalta Coating Systems Ltd.[b]	169,854	4,912,178
Cabot Corp.	47,896	2,672,597
Celanese Corp. Series A	109,247	11,391,185
CF Industries Holdings Inc.	185,376	6,517,820
Chemours Co. (The)	147,658	7,472,971
DowDuPont Inc.	1,869,691	129,438,708
Eastman Chemical Co.	116,067	10,502,903
Ecolab Inc.	205,453	26,423,310
FMC Corp.	108,186	9,662,092
Huntsman Corp.	162,988	4,469,131
International Flavors & Fragrances Inc.	62,993	9,002,330
LyondellBasell Industries NV Class A	259,740	25,727,247
Monsanto Co.	350,689	42,019,556

Security	Shares	Value
Mosaic Co. (The)	277,487	$5,990,944
NewMarket Corp.	5,780	2,460,835
Olin Corp.	131,752	4,512,506
Platform Specialty Products Corp.[a,b]	176,692	1,970,116
PPG Industries Inc.	205,096	22,285,731
Praxair Inc.	229,252	32,035,674
RPM International Inc.	103,544	5,315,949
Scotts Miracle-Gro Co. (The) Class A	35,493	3,454,889
Sherwin-Williams Co. (The)	65,568	23,475,967
Valvoline Inc.	162,170	3,802,886
Westlake Chemical Corp.	27,480	2,283,313
WR Grace & Co.	55,451	4,000,790

		442,875,713
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Cintas Corp.	68,500	9,883,180
Clean Harbors Inc.[b]	41,181	2,334,963
Copart Inc.[a,b]	160,060	5,501,262
KAR Auction Services Inc.	109,369	5,221,276
Pitney Bowes Inc.	150,421	2,107,398
Republic Services Inc.	183,313	12,109,657
Rollins Inc.	75,915	3,502,718
Stericycle Inc.[b]	65,477	4,689,463
Waste Management Inc.	355,347	27,813,009

		73,162,926
COMMUNICATIONS EQUIPMENT — 1.07%
Arista Networks Inc.[a,b]	42,281	8,016,900
ARRIS International PLC[b]	141,492	4,031,107
Brocade Communications Systems Inc.	330,733	3,952,259
Cisco Systems Inc.	4,016,558	135,076,846
CommScope Holding Co. Inc.[b]	152,552	5,066,252
EchoStar Corp. Class Ab	39,000	2,231,970
F5 Networks Inc.[b]	51,636	6,225,236
Harris Corp.	97,119	12,788,630
Juniper Networks Inc.	302,367	8,414,874
Motorola Solutions Inc.	131,331	11,146,062
Palo Alto Networks Inc.[a,b]	71,351	10,281,679

		207,231,815
CONSTRUCTION & ENGINEERING — 0.12%
AECOM[b]	126,674	4,662,870
Fluor Corp.	112,840	4,750,564
Jacobs Engineering Group Inc.	97,132	5,659,881

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
Quanta Services Inc.[b]	120,118	$4,488,810
Valmont Industries Inc.	17,439	2,757,106

		22,319,231
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	36,759	3,922,185
Martin Marietta Materials Inc.	50,035	10,318,718
Vulcan Materials Co.	104,745	12,527,502

		26,768,405
CONSUMER FINANCE — 0.76%
Ally Financial Inc.	360,053	8,734,886
American Express Co.	588,007	53,191,113
Capital One Financial Corp.	386,232	32,698,401
Credit Acceptance Corp.[a,b]	8,927	2,501,078
Discover Financial Services	296,992	19,150,044
Navient Corp.	213,036	3,199,801
OneMain Holdings Inc.[a,b]	42,510	1,198,357
Santander Consumer USA Holdings Inc.[b]	118,016	1,813,906
SLM Corp.[b]	339,391	3,892,815
Synchrony Financial	638,050	19,811,452

		146,191,853
CONTAINERS & PACKAGING — 0.50%
AptarGroup Inc.	48,659	4,199,758
Ardagh Group SA	14,776	316,354
Avery Dennison Corp.	70,591	6,941,919
Ball Corp.[a]	276,064	11,401,443
Bemis Co. Inc.	74,213	3,381,886
Berry Global Group Inc.[b]	103,500	5,863,275
Crown Holdings Inc.[b]	103,728	6,194,636
Graphic Packaging Holding Co.	250,401	3,493,094
International Paper Co.	329,692	18,733,100
Owens-Illinois Inc.[b]	128,307	3,228,204
Packaging Corp. of America	74,206	8,509,944
Sealed Air Corp.	155,872	6,658,852
Silgan Holdings Inc.	57,119	1,681,012
Sonoco Products Co.	78,887	3,979,849
WestRock Co.	197,965	11,230,555

		95,813,881
DISTRIBUTORS — 0.12%
Genuine Parts Co.	114,586	10,960,151
LKQ Corp.[b]	247,646	8,912,780
Pool Corp.	31,824	3,442,402

		23,315,333

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.10%
Bright Horizons Family Solutions Inc.[b]	40,405	$3,483,315
Graham Holdings Co. Class B	3,386	1,981,149
H&R Block Inc.	164,109	4,345,606
Service Corp. International/U.S.	144,759	4,994,186
ServiceMaster Global Holdings Inc.[b]	106,751	4,988,474

		19,792,730
DIVERSIFIED FINANCIAL SERVICES — 1.53%
Berkshire Hathaway Inc. Class Bb	1,541,574	282,601,346
Leucadia National Corp.	257,735	6,507,809
Voya Financial Inc.	143,867	5,738,854

		294,848,009
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.97%
AT&T Inc.	4,929,976	193,107,160
CenturyLink Inc.	434,544	8,212,882
Level 3 Communications Inc.[b]	235,329	12,540,682
Verizon Communications Inc.	3,272,661	161,963,993
Zayo Group Holdings Inc.[a,b]	148,552	5,113,160

		380,937,877
ELECTRIC UTILITIES — 1.86%
Alliant Energy Corp.	184,885	7,685,670
American Electric Power Co. Inc.	394,559	27,713,824
Avangrid Inc.	43,647	2,069,741
Duke Energy Corp.	561,048	47,083,148
Edison International	253,960	19,598,093
Entergy Corp.	144,115	11,004,621
Eversource Energy	255,495	15,442,118
Exelon Corp.	766,543	28,875,675
FirstEnergy Corp.	355,291	10,953,622
Great Plains Energy Inc.	169,697	5,141,819
Hawaiian Electric Industries Inc.	85,000	2,836,450
NextEra Energy Inc.	374,532	54,887,665
OGE Energy Corp.	157,443	5,672,671
PG&E Corp.	409,448	27,879,314
Pinnacle West Capital Corp.	90,118	7,620,378
PPL Corp.	549,485	20,852,956
Southern Co. (The)	799,069	39,266,251
Westar Energy Inc.	114,474	5,677,910
Xcel Energy Inc.	408,554	19,332,775

		359,594,701

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.57%
Acuity Brands Inc.	33,431	$5,726,062
AMETEK Inc.	180,962	11,950,730
Eaton Corp. PLC	357,689	27,466,938
Emerson Electric Co.	515,926	32,420,790
Hubbell Inc.	43,584	5,056,616
Regal Beloit Corp.	35,412	2,797,548
Rockwell Automation Inc.	102,482	18,263,317
Sensata Technologies Holding NVa,b	135,230	6,500,506

		110,182,507
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.59%
Amphenol Corp. Class A	239,713	20,289,308
Arrow Electronics Inc.[b]	69,780	5,611,010
Avnet Inc.	101,023	3,970,204
CDW Corp./DE	122,548	8,088,168
Cognex Corp.	66,303	7,311,895
Coherent Inc.[a,b]	19,522	4,590,989
Corning Inc.	711,949	21,301,514
Dolby Laboratories Inc. Class A	43,808	2,519,836
FLIR Systems Inc.	108,424	4,218,778
IPG Photonics Corp.[b]	29,085	5,382,470
Jabil Inc.	141,782	4,047,876
Keysight Technologies Inc.[b]	147,254	6,134,602
National Instruments Corp.	85,893	3,622,108
Trimble Inc.[b]	199,941	7,847,684
Universal Display Corp.[a]	33,230	4,281,685
Zebra Technologies Corp. Class Ab	42,548	4,619,862

		113,837,989
ENERGY EQUIPMENT & SERVICES — 0.79%
Baker Hughes a GE Co.	340,255	12,460,138
Halliburton Co.	694,644	31,974,463
Helmerich & Payne Inc.	84,758	4,416,740
Nabors Industries Ltd.	217,058	1,751,658
National Oilwell Varco Inc.	305,651	10,920,910
Oceaneering International Inc.	77,603	2,038,631
Patterson-UTI Energy Inc.	166,411	3,484,646
RPC Inc.[a]	47,023	1,165,700
Schlumberger Ltd.	1,114,014	77,713,617

Security	Shares	Value
Transocean Ltd.[b]	313,466	$3,372,894
Weatherford International PLC[a,b]	702,947	3,219,497

		152,518,894
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.60%
Alexandria Real Estate Equities Inc.[a]	74,308	8,840,423
American Campus Communities Inc.	107,630	4,751,864
American Homes 4 Rent Class A	192,526	4,179,739
American Tower Corp.	338,147	46,217,932
Apartment Investment & Management Co. Class A	123,709	5,425,877
Apple Hospitality REIT Inc.[a]	167,745	3,172,058
AvalonBay Communities Inc.	110,016	19,629,055
Boston Properties Inc.	122,742	15,082,537
Brandywine Realty Trust[a]	135,359	2,367,429
Brixmor Property Group Inc.	246,449	4,633,241
Camden Property Trust	72,938	6,670,180
Colony NorthStar Inc. Class A	428,680	5,384,221
Columbia Property Trust Inc.[a]	98,963	2,154,424
CoreCivic Inc.	92,071	2,464,741
CoreSite Realty Corp.	27,099	3,032,378
Corporate Office Properties Trust	81,085	2,662,021
Crown Castle International Corp.	321,501	32,143,670
CubeSmart[a]	147,274	3,823,233
CyrusOne Inc.[a]	69,225	4,079,429
DCT Industrial Trust Inc.	74,334	4,305,425
DDR Corp.[a]	242,230	2,218,827
Digital Realty Trust Inc.	164,035	19,410,262
Douglas Emmett Inc.	115,940	4,570,355
Duke Realty Corp.	287,145	8,275,519
Empire State Realty Trust Inc. Class A	104,837	2,153,352
EPR Properties	49,636	3,461,615
Equinix Inc.	62,177	27,749,595
Equity Commonwealth[b]	96,090	2,921,136
Equity LifeStyle Properties Inc.	65,004	5,530,540
Equity Residential	284,171	18,735,394
Essex Property Trust Inc.	52,507	13,338,353
Extra Space Storage Inc.[a]	98,043	7,835,597

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
Federal Realty Investment Trust	57,432	$7,133,629
Forest City Realty Trust Inc. Class A	202,257	5,159,576
Gaming and Leisure Properties Inc.	162,318	5,987,911
GGP Inc.	492,746	10,234,334
HCP Inc.	377,623	10,509,248
Healthcare Trust of America Inc. Class Aa	156,879	4,674,994
Highwoods Properties Inc.	80,298	4,182,723
Hospitality Properties Trust	117,084	3,335,723
Host Hotels & Resorts Inc.[a]	581,904	10,759,405
Hudson Pacific Properties Inc.	124,780	4,183,873
Invitation Homes Inc.[a]	70,844	1,604,617
Iron Mountain Inc.[a]	211,512	8,227,817
JBG SMITH Properties[b]	68,721	2,350,945
Kilroy Realty Corp.	76,102	5,412,374
Kimco Realty Corp.[a]	330,112	6,453,690
Lamar Advertising Co. Class Aa	65,144	4,464,318
Liberty Property Trust	116,071	4,765,875
Life Storage Inc.[a]	36,326	2,971,830
Macerich Co. (The)	108,996	5,991,510
Medical Properties Trust Inc.	289,233	3,797,629
Mid-America Apartment Communities Inc.	90,653	9,688,993
National Retail Properties Inc.[a]	118,759	4,947,500
Omega Healthcare Investors Inc.[a]	155,465	4,960,888
Outfront Media Inc.	109,276	2,751,570
Paramount Group Inc.[a]	158,472	2,535,552
Park Hotels & Resorts Inc.	115,394	3,180,259
Piedmont Office Realty Trust Inc. Class A	113,805	2,294,309
Prologis Inc.	421,753	26,764,445
Public Storage	118,630	25,385,634
Rayonier Inc.[a]	103,048	2,977,057
Realty Income Corp.[a]	219,508	12,553,662
Regency Centers Corp.	120,053	7,448,088
Retail Properties of America Inc. Class A	186,947	2,454,614
SBA Communications Corp.[b]	96,023	13,832,113
Senior Housing Properties Trust	185,840	3,633,172

Security	Shares	Value
Simon Property Group Inc.	248,831	$40,064,279
SL Green Realty Corp.	77,118	7,813,596
Spirit Realty Capital Inc.	379,661	3,253,695
STORE Capital Corp.[a]	135,701	3,374,884
Sun Communities Inc.[a]	61,594	5,277,374
Tanger Factory Outlet Centers Inc.[a]	74,032	1,807,861
Taubman Centers Inc.	47,438	2,357,669
UDR Inc.	214,931	8,173,826
Uniti Group Inc.[b]	132,220	1,938,345
Ventas Inc.	283,686	18,476,469
VEREIT Inc.	785,325	6,510,344
Vornado Realty Trust	138,442	10,643,421
Weingarten Realty Investors	97,661	3,099,760
Welltower Inc.	293,250	20,609,610
Weyerhaeuser Co.	595,255	20,256,528
WP Carey Inc.	84,692	5,707,394

		694,195,354
FOOD & STAPLES RETAILING — 1.65%
Casey’s General Stores Inc.	30,588	3,347,857
Costco Wholesale Corp.	349,621	57,439,234
CVS Health Corp.	815,531	66,318,981
Kroger Co. (The)	716,217	14,367,313
Rite Aid Corp.[a,b]	831,038	1,628,834
Sprouts Farmers Market Inc.[b]	109,890	2,062,635
Sysco Corp.	394,142	21,263,961
U.S. Foods Holding Corp.[b]	139,534	3,725,558
Wal-Mart Stores Inc.	1,167,580	91,234,701
Walgreens Boots Alliance Inc.	742,208	57,313,302

		318,702,376
FOOD PRODUCTS — 1.32%
Archer-Daniels-Midland Co.	441,077	18,750,183
Blue Buffalo Pet Products Inc.[a,b]	74,643	2,116,129
Bunge Ltd.	112,620	7,822,585
Campbell Soup Co.	143,001	6,695,307
Conagra Brands Inc.	317,452	10,710,830
Flowers Foods Inc.	138,260	2,600,671
General Mills Inc.	461,306	23,877,199
Hain Celestial Group Inc. (The)[a,b]	80,054	3,294,222
Hershey Co. (The)	111,237	12,143,743
Hormel Foods Corp.	213,810	6,871,853
Ingredion Inc.	57,034	6,880,582
JM Smucker Co. (The)	87,827	9,215,687

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
Kellogg Co.	198,745	$12,395,726
Kraft Heinz Co. (The)	481,037	37,304,419
Lamb Weston Holdings Inc.	119,363	5,596,931
McCormick & Co. Inc./MD NVS	96,450	9,899,628
Mondelez International Inc. Class A	1,174,379	47,750,250
Pilgrim’s Pride Corp.[b]	39,938	1,134,639
Pinnacle Foods Inc.	94,781	5,418,630
Post Holdings Inc.[b]	52,676	4,649,710
Seaboard Corp.	206	928,030
TreeHouse Foods Inc.[a,b]	43,168	2,923,769
Tyson Foods Inc. Class A	222,886	15,702,319

		254,683,042
GAS UTILITIES — 0.09%
Atmos Energy Corp.	82,519	6,918,393
National Fuel Gas Co.	64,245	3,636,910
UGI Corp.	140,505	6,584,064

		17,139,367
HEALTH CARE EQUIPMENT & SUPPLIES — 2.69%
Abbott Laboratories	1,354,801	72,292,181
ABIOMED Inc.[b]	32,527	5,484,052
Alere Inc.[a,b]	67,286	3,430,913
Align Technology Inc.[a,b]	63,516	11,831,125
Baxter International Inc.	399,646	25,077,787
Becton Dickinson and Co.	178,880	35,051,536
Boston Scientific Corp.[b]	1,095,289	31,949,580
Cooper Companies Inc. (The)	38,519	9,133,240
CR Bard Inc.	57,826	18,533,233
Danaher Corp.	490,828	42,103,226
DENTSPLY SIRONA Inc.	179,673	10,746,242
DexCom Inc.[a,b]	68,345	3,343,779
Edwards Lifesciences Corp.[b]	166,619	18,213,123
Hill-Rom Holdings Inc.	51,554	3,814,996
Hologic Inc.[b]	225,198	8,262,515
IDEXX Laboratories Inc.[b]	69,525	10,810,442
Intuitive Surgical Inc.[a,b]	29,233	30,574,210
Medtronic PLC	1,098,050	85,395,349
ResMed Inc.	110,576	8,509,929
STERIS PLC	66,875	5,911,750
Stryker Corp.	272,119	38,646,341
Teleflex Inc.	35,988	8,708,016

Security	Shares	Value
Varian Medical Systems Inc.[a,b]	73,283	$7,332,697
West Pharmaceutical Services Inc.	58,481	5,629,381
Zimmer Biomet Holdings Inc.	161,515	18,911,791

		519,697,434
HEALTH CARE PROVIDERS & SERVICES — 2.51%
Acadia Healthcare Co. Inc.[a,b]	62,752	2,997,036
Aetna Inc.	259,493	41,261,982
AmerisourceBergen Corp.	127,081	10,515,953
Anthem Inc.	212,431	40,336,398
Brookdale Senior Living Inc.[a,b]	146,760	1,555,656
Cardinal Health Inc.	252,969	16,928,685
Centene Corp.[b]	135,276	13,090,659
Cigna Corp.	198,413	37,091,326
DaVita Inc.[b]	122,382	7,268,267
Envision Healthcare Corp.[b]	93,495	4,202,600
Express Scripts Holding Co.[b]	461,212	29,203,944
HCA Healthcare Inc.[b]	236,784	18,845,639
Henry Schein Inc.[a,b]	126,448	10,367,472
Humana Inc.	115,344	28,101,259
Laboratory Corp. of America Holdings[b]	81,376	12,285,335
LifePoint Health Inc.[a,b]	31,600	1,829,640
McKesson Corp.	170,151	26,136,895
MEDNAX Inc.[b]	72,684	3,134,134
Patterson Companies Inc.	66,685	2,577,375
Premier Inc. Class Aa,b	41,279	1,344,457
Quest Diagnostics Inc.	109,411	10,245,246
UnitedHealth Group Inc.	768,184	150,448,836
Universal Health Services Inc. Class B	69,481	7,708,222
WellCare Health Plans Inc.[a,b]	35,975	6,178,346

		483,655,362
HEALTH CARE TECHNOLOGY — 0.13%
athenahealth Inc.[a,b]	31,981	3,977,157
Cerner Corp.[b]	229,500	16,367,940
Veeva Systems Inc. Class Aa,b	85,623	4,829,994

		25,175,091
HOTELS, RESTAURANTS & LEISURE — 2.01%
Aramark	192,269	7,808,044
Carnival Corp.	327,658	21,156,877
Chipotle Mexican Grill Inc.[a,b]	20,208	6,220,629
Choice Hotels International Inc.	25,907	1,655,457

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
Darden Restaurants Inc.	99,586	$7,845,385
Domino’s Pizza Inc.	38,334	7,611,216
Dunkin’ Brands Group Inc.	72,159	3,830,200
Extended Stay America Inc.	153,627	3,072,540
Hilton Grand Vacations Inc.[b]	55,317	2,136,896
Hilton Worldwide Holdings Inc.	164,898	11,452,166
Hyatt Hotels Corp. Class Aa,b	37,214	2,299,453
International Game Technology PLC	86,283	2,118,248
Las Vegas Sands Corp.	287,968	18,476,027
Marriott International Inc./MD Class A	253,119	27,908,901
McDonald’s Corp.	653,868	102,448,038
MGM Resorts International	405,447	13,213,518
Norwegian Cruise Line Holdings Ltd.[a,b]	140,165	7,575,918
Royal Caribbean Cruises Ltd.	137,323	16,278,268
Six Flags Entertainment Corp.	53,673	3,270,833
Starbucks Corp.	1,130,091	60,697,188
Vail Resorts Inc.	31,536	7,193,992
Wendy’s Co. (The)	146,870	2,280,891
Wyndham Worldwide Corp.	82,271	8,672,186
Wynn Resorts Ltd.	63,430	9,445,995
Yum China Holdings Inc.[b]	295,058	11,793,468
Yum! Brands Inc.	279,342	20,562,365

		387,024,699
HOUSEHOLD DURABLES — 0.49%
CalAtlantic Group Inc.	64,778	2,372,818
DR Horton Inc.	272,919	10,897,656
Garmin Ltd.	96,489	5,207,511
Leggett & Platt Inc.	105,223	5,022,294
Lennar Corp. Class A	159,370	8,414,736
Lennar Corp. Class B	7,634	344,141
Mohawk Industries Inc.[b]	49,630	12,283,921
Newell Brands Inc.	384,064	16,388,011
NVR Inc.[b]	2,641	7,540,055
PulteGroup Inc.	222,734	6,087,320
Tempur Sealy International Inc.[a,b]	36,913	2,381,627
Toll Brothers Inc.	120,794	5,009,327
Tupperware Brands Corp.	39,785	2,459,509
Whirlpool Corp.	57,695	10,641,266

		95,050,192

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.54%
Church & Dwight Co. Inc.	198,508	$9,617,713
Clorox Co. (The)	102,818	13,562,722
Colgate-Palmolive Co.	689,370	50,220,604
Energizer Holdings Inc.	48,683	2,241,852
Kimberly-Clark Corp.	283,401	33,350,630
Procter & Gamble Co. (The)	2,051,670	186,660,937
Spectrum Brands Holdings Inc.	19,292	2,043,409

		297,697,867
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	534,396	5,889,044
Calpine Corp.[b]	294,343	4,341,559
NRG Energy Inc.	239,319	6,124,173
Vistra Energy Corp.	192,871	3,604,759

		19,959,535
INDUSTRIAL CONGLOMERATES — 1.95%
3M Co.	464,615	97,522,689
Carlisle Companies Inc.	49,539	4,968,266
General Electric Co.	6,965,292	168,420,761
Honeywell International Inc.	609,999	86,461,258
Roper Technologies Inc.	80,201	19,520,923

		376,893,897
INSURANCE — 2.95%
Aflac Inc.	310,858	25,300,733
Alleghany Corp.[b]	11,175	6,191,062
Allstate Corp. (The)	291,517	26,793,327
American Financial Group Inc./OH	56,181	5,811,924
American International Group Inc.	720,897	44,255,867
American National Insurance Co.	5,888	695,255
Aon PLC	209,078	30,546,296
Arch Capital Group Ltd.[b]	102,433	10,089,650
Arthur J Gallagher & Co.	142,593	8,776,599
Aspen Insurance Holdings Ltd.	49,468	1,998,507
Assurant Inc.	42,946	4,102,202
Assured Guaranty Ltd.	95,675	3,611,731
Athene Holding Ltd. Class Ab	86,340	4,648,546
Axis Capital Holdings Ltd.	64,257	3,682,569
Brighthouse Financial Inc.[b]	66,658	4,052,806
Brown & Brown Inc.	95,753	4,614,337
Chubb Ltd.	372,108	53,043,995

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
Cincinnati Financial Corp.	123,958	$9,491,464
CNA Financial Corp.	21,766	1,093,741
Erie Indemnity Co. Class A	19,304	2,327,483
Everest Re Group Ltd.	32,527	7,428,842
First American Financial Corp.	83,404	4,167,698
FNF Group	208,855	9,912,258
Hanover Insurance Group Inc. (The)	33,273	3,225,152
Hartford Financial Services Group Inc. (The)	291,256	16,144,320
Lincoln National Corp.	175,942	12,928,218
Loews Corp.	221,846	10,617,550
Markel Corp.[a,b]	11,003	11,750,984
Marsh & McLennan Companies Inc.	411,711	34,505,499
Mercury General Corp.	21,589	1,223,880
MetLife Inc.	723,559	37,588,890
Old Republic International Corp.	190,270	3,746,416
Principal Financial Group Inc.	212,581	13,677,462
ProAssurance Corp.	40,972	2,239,120
Progressive Corp. (The)	465,049	22,517,673
Prudential Financial Inc.	343,444	36,514,966
Reinsurance Group of America Inc.	50,700	7,074,171
RenaissanceRe Holdings Ltd.	31,397	4,242,991
Torchmark Corp.	91,850	7,356,266
Travelers Companies Inc. (The)	220,802	27,052,661
Unum Group	182,529	9,332,708
Validus Holdings Ltd.	62,695	3,085,221
White Mountains Insurance Group Ltd.	3,559	3,050,063
Willis Towers Watson PLC	101,216	15,610,544
WR Berkley Corp.	76,012	5,073,041
XL Group Ltd.	203,284	8,019,554

		569,214,242
INTERNET & DIRECT MARKETING RETAIL — 2.44%
Amazon.com Inc.[b]	318,392	306,086,149
Expedia Inc.	97,332	14,009,968
Liberty Expedia Holdings Inc. Class Ab	44,076	2,340,876
Liberty Interactive Corp. QVC Group Series Ab	329,891	7,775,531

Security	Shares	Value
Liberty Ventures Series Ab	62,985	$3,624,787
Netflix Inc.[b]	328,384	59,552,438
Priceline Group Inc. (The)[b]	39,319	71,986,012
TripAdvisor Inc.[b]	90,473	3,666,871
Wayfair Inc. Class Ab	30,651	2,065,877

		471,108,509
INTERNET SOFTWARE & SERVICES — 4.50%
Akamai Technologies Inc.[b]	136,674	6,658,757
Alphabet Inc. Class Ab	238,506	232,238,062
Alphabet Inc. Class Cb	242,285	232,377,966
CoStar Group Inc.[a,b]	25,914	6,951,431
eBay Inc.[a,b]	801,788	30,836,767
Facebook Inc. Class Ab	1,870,302	319,578,503
GoDaddy Inc. Class Aa,b	93,779	4,080,324
IAC/InterActiveCorp[b]	55,579	6,534,979
LogMeIn Inc.	41,426	4,558,931
Match Group Inc.[a,b]	32,951	764,134
Pandora Media Inc.[a,b]	173,234	1,333,902
Twitter Inc.[a,b]	534,853	9,022,970
VeriSign Inc.[a,b]	70,140	7,462,195
Zillow Group Inc. Class Aa,b	40,333	1,619,370
Zillow Group Inc. Class Ca,b	84,897	3,413,708

		867,431,999
IT SERVICES — 4.06%
Accenture PLC Class A	496,663	67,084,271
Alliance Data Systems Corp.	38,803	8,596,805
Amdocs Ltd.	117,629	7,565,897
Automatic Data Processing Inc.	358,393	39,179,523
Black Knight Financial Services Inc. Class Aa,b	22,989	989,676
Booz Allen Hamilton Holding Corp.	116,899	4,370,854
Broadridge Financial Solutions Inc.	93,579	7,563,055
Cognizant Technology Solutions Corp. Class A	468,186	33,962,212
Conduent Inc.[a,b]	147,613	2,313,096
CoreLogic Inc./U.S.[b]	65,789	3,040,768
CSRA Inc.	128,736	4,154,311
DST Systems Inc.	49,590	2,721,499
DXC Technology Co.	225,738	19,386,379
Euronet Worldwide Inc.[b]	41,169	3,902,410
Fidelity National Information Services Inc.	262,967	24,558,488

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
First Data Corp. Class Ab	364,694	$6,579,080
Fiserv Inc.[a,b]	169,620	21,874,195
FleetCor Technologies Inc.[a,b]	74,022	11,456,385
Gartner Inc.[a,b]	69,473	8,643,136
Genpact Ltd.	114,903	3,303,461
Global Payments Inc.	120,998	11,498,440
International Business Machines Corp.	688,401	99,873,217
Jack Henry & Associates Inc.	61,663	6,338,340
Leidos Holdings Inc.	113,569	6,725,556
Mastercard Inc. Class A	754,709	106,564,911
Paychex Inc.	256,280	15,366,549
PayPal Holdings Inc.[b]	906,863	58,066,438
Sabre Corp.	163,069	2,951,549
Square Inc. Class Aa,b	195,166	5,622,732
Teradata Corp.[a,b]	101,768	3,438,741
Total System Services Inc.	145,055	9,501,102
Vantiv Inc. Class Aa,b	128,342	9,044,261
Visa Inc. Class A	1,480,540	155,812,030
Western Union Co. (The)	375,870	7,216,704
WEX Inc.[b]	30,670	3,441,787

		782,707,858
LEISURE PRODUCTS — 0.11%
Brunswick Corp./DE	71,955	4,027,321
Hasbro Inc.	90,825	8,870,878
Mattel Inc.	270,207	4,182,804
Polaris Industries Inc.[a]	47,372	4,956,533

		22,037,536
LIFE SCIENCES TOOLS & SERVICES — 0.84%
Agilent Technologies Inc.	257,255	16,515,771
Bio-Rad Laboratories Inc. Class Ab	17,104	3,800,851
Bio-Techne Corp.	29,180	3,527,570
Bruker Corp.	82,318	2,448,960
Charles River Laboratories International Inc.[b]	37,112	4,008,838
Illumina Inc.[b]	116,333	23,173,534
Mettler-Toledo International Inc.[b]	20,242	12,674,731
PerkinElmer Inc.	88,981	6,137,020
QIAGEN NV	178,700	5,629,050
Quintiles IMS Holdings Inc.[b]	101,284	9,629,070
Thermo Fisher Scientific Inc.	319,361	60,423,101
VWR Corp.[b]	68,153	2,256,546
Waters Corp.[b]	60,803	10,915,354

		161,140,396

Security	Shares	Value
MACHINERY — 1.89%
AGCO Corp.	52,625	$3,882,146
Allison Transmission Holdings Inc.	106,697	4,004,338
Caterpillar Inc.	454,942	56,735,817
Colfax Corp.[b]	70,428	2,932,622
Crane Co.	40,703	3,255,833
Cummins Inc.	127,219	21,376,608
Deere & Co.	255,045	32,031,101
Donaldson Co. Inc.	107,938	4,958,672
Dover Corp.	123,899	11,323,130
Flowserve Corp.	103,149	4,393,116
Fortive Corp.	246,777	17,469,344
Gardner Denver Holdings Inc.[a,b]	33,134	911,848
Graco Inc.	43,774	5,414,406
IDEX Corp.	60,436	7,341,161
Illinois Tool Works Inc.	243,910	36,088,923
Ingersoll-Rand PLC	204,054	18,195,495
ITT Inc.	70,829	3,135,600
Lincoln Electric Holdings Inc.	46,819	4,292,366
Middleby Corp. (The)[a,b]	44,933	5,759,063
Nordson Corp.	46,582	5,519,967
Oshkosh Corp.	60,203	4,969,156
PACCAR Inc.	275,017	19,894,730
Parker-Hannifin Corp.	105,576	18,477,911
Pentair PLC	131,749	8,953,662
Snap-on Inc.	45,961	6,848,649
Stanley Black & Decker Inc.	122,374	18,474,803
Terex Corp.	66,048	2,973,481
Timken Co. (The)	55,032	2,671,803
Toro Co. (The)	84,849	5,265,729
Trinity Industries Inc.	117,565	3,750,323
WABCO Holdings Inc.[b]	40,321	5,967,508
Wabtec Corp./DEa	68,376	5,179,482
Welbilt Inc.[a,b]	99,422	2,291,677
Xylem Inc./NY	145,055	9,084,795

		363,825,265
MARINE — 0.01%
Kirby Corp.[a,b]	41,525	2,738,574

		2,738,574
MEDIA — 2.85%
AMC Networks Inc. Class Ab	42,710	2,497,254
Cable One Inc.	3,657	2,640,793

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
CBS Corp. Class B NVS	283,886	$16,465,388
Charter Communications Inc. Class Ab	152,928	55,577,094
Cinemark Holdings Inc.	83,372	3,018,900
Comcast Corp. Class A	3,773,980	145,222,750
Discovery Communications Inc. Class Aa,b	117,869	2,509,431
Discovery Communications Inc. Class C NVS[a,b]	167,015	3,383,724
DISH Network Corp. Class Ab	177,093	9,603,753
Interpublic Group of Companies Inc. (The)	313,880	6,525,565
John Wiley & Sons Inc. Class A	34,954	1,870,039
Liberty Broadband Corp. Class Aa,b	20,438	1,924,851
Liberty Broadband Corp. Class Ca,b	83,544	7,961,743
Liberty Media Corp.-Liberty Formula One Class Ab	19,757	720,933
Liberty Media Corp.-Liberty Formula One Class Ca,b	138,333	5,269,104
Liberty Media Corp.-Liberty SiriusXM Class Aa,b	71,544	2,997,694
Liberty Media Corp.-Liberty SiriusXM Class Cb	141,084	5,907,187
Lions Gate Entertainment Corp. Class Ab	43,436	1,452,934
Lions Gate Entertainment Corp. Class Ba,b	81,739	2,598,483
Live Nation Entertainment Inc.[a,b]	108,369	4,719,470
Madison Square Garden Co. (The)[b]	14,451	3,093,959
News Corp. Class A	299,624	3,973,014
News Corp. Class B	95,542	1,304,148
Omnicom Group Inc.	184,282	13,649,768
Regal Entertainment Group Class A	90,087	1,441,392
Scripps Networks Interactive Inc. Class A	68,862	5,914,557
Sirius XM Holdings Inc.[a]	1,179,044	6,508,323

Security	Shares	Value
TEGNA Inc.	171,377	$2,284,456
Time Warner Inc.	621,237	63,645,731
Tribune Media Co. Class A	56,350	2,302,461
Twenty-First Century Fox Inc. Class A	834,599	22,016,722
Twenty-First Century Fox Inc. Class B	350,822	9,047,699
Viacom Inc. Class Aa	7,966	292,352
Viacom Inc. Class B NVS	279,198	7,772,872
Walt Disney Co. (The)	1,254,168	123,623,340

		549,737,884
METALS & MINING — 0.39%
Alcoa Corp.	147,760	6,888,571
Freeport-McMoRan Inc.[b]	1,083,490	15,212,200
Newmont Mining Corp.	430,235	16,138,115
Nucor Corp.	254,305	14,251,252
Reliance Steel & Aluminum Co.	57,725	4,396,913
Royal Gold Inc.	51,302	4,414,024
Southern Copper Corp.	65,926	2,621,218
Steel Dynamics Inc.	186,498	6,428,586
Tahoe Resources Inc.	236,661	1,247,203
U.S. Steel Corp.	139,306	3,574,592

		75,172,674
MORTGAGE REAL ESTATE INVESTMENT — 0.18%
AGNC Investment Corp.	304,913	6,610,514
Annaly Capital Management Inc.	868,459	10,586,515
Chimera Investment Corp.	148,046	2,801,030
MFA Financial Inc.	317,926	2,785,032
New Residential Investment Corp.[a]	245,274	4,103,434
Starwood Property Trust Inc.	207,433	4,505,445
Two Harbors Investment Corp.[a]	273,912	2,761,033

		34,153,003
MULTI-UTILITIES — 0.96%
Ameren Corp.	195,751	11,322,238
CenterPoint Energy Inc.	342,538	10,005,535
CMS Energy Corp.	224,817	10,413,524
Consolidated Edison Inc.	244,948	19,762,405
Dominion Energy Inc.	513,380	39,494,323
DTE Energy Co.	144,149	15,475,837
MDU Resources Group Inc.	153,243	3,976,656

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
NiSource Inc.	262,646	$6,721,111
Public Service Enterprise Group Inc.	406,604	18,805,435
SCANA Corp.	106,704	5,174,077
Sempra Energy	201,987	23,052,776
Vectren Corp.	65,374	4,299,648
WEC Energy Group Inc.	254,362	15,968,846

		184,472,411
MULTILINE RETAIL — 0.39%
Dollar General Corp.	220,373	17,861,232
Dollar Tree Inc.[b]	184,994	16,061,179
Kohl’s Corp.	136,860	6,247,659
Macy’s Inc.	244,416	5,333,157
Nordstrom Inc.	93,107	4,389,995
Target Corp.	444,152	26,209,409

		76,102,631
OIL, GAS & CONSUMABLE FUELS — 5.12%
Anadarko Petroleum Corp.	448,672	21,917,627
Andeavor	125,336	12,928,408
Antero Resources Corp.[a,b]	184,344	3,668,446
Apache Corp.	305,201	13,978,206
Cabot Oil & Gas Corp.	371,092	9,926,711
Centennial Resource Development Inc./DE Class Aa,b	88,460	1,589,626
Cheniere Energy Inc.[a,b]	165,448	7,451,778
Chesapeake Energy Corp.[a,b]	722,969	3,108,767
Chevron Corp.	1,514,683	177,975,252
Cimarex Energy Co.	75,471	8,578,789
Concho Resources Inc.[a,b]	117,894	15,528,998
ConocoPhillips	975,847	48,841,142
CONSOL Energy Inc.[b]	178,838	3,029,516
Continental Resources Inc./OKa,b	68,240	2,634,746
Devon Energy Corp.	420,243	15,427,120
Diamondback Energy Inc.[a,b]	78,393	7,679,378
Energen Corp.[b]	76,367	4,175,748
EOG Resources Inc.	461,912	44,685,367
EQT Corp.	139,790	9,119,900
Extraction Oil & Gas Inc.[a,b]	96,113	1,479,179
Exxon Mobil Corp.	3,397,552	278,531,313
Gulfport Energy Corp.[b]	126,299	1,811,128
Hess Corp.	227,936	10,687,919
HollyFrontier Corp.	141,600	5,093,352
Kinder Morgan Inc./DE	1,545,330	29,639,429

Security	Shares	Value
Kosmos Energy Ltd.[a,b]	185,143	$1,473,738
Laredo Petroleum Inc.[a,b]	129,546	1,675,030
Marathon Oil Corp.	686,225	9,305,211
Marathon Petroleum Corp.	401,999	22,544,104
Murphy Oil Corp.	128,516	3,413,385
Newfield Exploration Co.[a,b]	157,666	4,677,950
Noble Energy Inc.	385,220	10,924,839
Occidental Petroleum Corp.	612,756	39,345,063
ONEOK Inc.	303,836	16,835,553
Parsley Energy Inc. Class Aa,b	184,560	4,861,310
PBF Energy Inc. Class A	86,448	2,386,829
Phillips 66	349,192	31,989,479
Pioneer Natural Resources Co.	135,303	19,962,605
QEP Resources Inc.[b]	187,735	1,608,889
Range Resources Corp.[a]	182,492	3,571,368
Rice Energy Inc.[b]	134,564	3,894,282
RSP Permian Inc.[b]	104,935	3,629,702
SM Energy Co.	88,466	1,569,387
Southwestern Energy Co.[b]	390,933	2,388,601
Targa Resources Corp.	170,312	8,055,758
Valero Energy Corp.	357,753	27,521,938
Whiting Petroleum Corp.[a,b]	287,546	1,570,001
Williams Companies Inc. (The)	661,974	19,865,840
World Fuel Services Corp.	54,435	1,845,891
WPX Energy Inc.[b]	323,855	3,724,332

		988,128,930
PAPER & FOREST PRODUCTS — 0.01%
Domtar Corp.	47,853	2,076,342

		2,076,342
PERSONAL PRODUCTS — 0.18%
Coty Inc. Class A	370,979	6,132,283
Edgewell Personal Care Co.[b]	46,447	3,379,948
Estee Lauder Companies Inc. (The) Class A	175,328	18,907,371
Herbalife Ltd.[a,b]	54,632	3,705,689
Nu Skin Enterprises Inc. Class A	40,198	2,471,373

		34,596,664
PHARMACEUTICALS — 4.41%
Akorn Inc.[b]	71,656	2,378,263
Allergan PLC	268,807	55,091,995
Bristol-Myers Squibb Co.	1,319,778	84,122,650
Eli Lilly & Co.	782,417	66,927,950

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
Endo International PLC[b]	178,020	$1,524,741
Johnson & Johnson	2,161,044	280,957,330
Mallinckrodt PLC[a,b]	79,146	2,957,686
Merck & Co. Inc.	2,193,937	140,477,786
Mylan NVb	426,672	13,384,701
Perrigo Co. PLC	107,677	9,114,858
Pfizer Inc.	4,740,089	169,221,177
Zoetis Inc.	393,531	25,091,537

		851,250,674
PROFESSIONAL SERVICES — 0.34%
Dun & Bradstreet Corp. (The)	30,272	3,523,963
Equifax Inc.	95,507	10,122,787
IHS Markit Ltd.[b]	307,383	13,549,443
ManpowerGroup Inc.	52,928	6,235,977
Nielsen Holdings PLC	284,835	11,806,411
Robert Half International Inc.	97,269	4,896,521
TransUnion[a,b]	119,947	5,668,695
Verisk Analytics Inc. Class Ab	120,766	10,046,524

		65,850,321
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
CBRE Group Inc. Class Ab	234,094	8,867,481
Howard Hughes Corp. (The)[a,b]	26,762	3,156,042
Jones Lang LaSalle Inc.	35,452	4,378,322
Realogy Holdings Corp.	107,380	3,538,171

		19,940,016
ROAD & RAIL — 0.92%
AMERCO	3,990	1,495,851
CSX Corp.	697,706	37,857,528
Genesee & Wyoming Inc. Class Aa,b	48,143	3,563,063
JB Hunt Transport Services Inc.	68,961	7,660,188
Kansas City Southern	84,250	9,156,290
Landstar System Inc.	33,191	3,307,483
Norfolk Southern Corp.	231,771	30,649,397
Old Dominion Freight Line Inc.	48,900	5,384,379
Ryder System Inc.	42,253	3,572,491
Union Pacific Corp.	647,280	75,065,062

		177,711,732
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.71%
Advanced Micro Devices Inc.[a,b]	659,086	8,403,347
Analog Devices Inc.	294,012	25,335,014

Security	Shares	Value
Applied Materials Inc.	864,687	$45,041,546
Broadcom Ltd.	323,780	78,529,601
Cavium Inc.[a,b]	52,613	3,469,301
Cypress Semiconductor Corp.	262,847	3,947,962
First Solar Inc.[a,b]	65,137	2,988,486
Intel Corp.	3,777,213	143,836,271
KLA-Tencor Corp.	125,693	13,323,458
Lam Research Corp.	129,141	23,896,251
Marvell Technology Group Ltd.	319,622	5,721,234
Maxim Integrated Products Inc.	224,106	10,692,097
Microchip Technology Inc.	183,000	16,429,740
Micron Technology Inc.[a,b]	837,920	32,955,394
Microsemi Corp.[b]	92,105	4,741,565
NVIDIA Corp.	455,442	81,419,366
NXP Semiconductors NVb	273,297	30,907,158
ON Semiconductor Corp.[a,b]	338,523	6,252,520
Qorvo Inc.[b]	101,533	7,176,352
QUALCOMM Inc.	1,184,164	61,387,062
Skyworks Solutions Inc.	147,448	15,024,951
Teradyne Inc.	158,268	5,901,814
Texas Instruments Inc.	799,485	71,665,835
Versum Materials Inc.	86,827	3,370,624
Xilinx Inc.	198,417	14,053,876

		716,470,825
SOFTWARE — 5.03%
Activision Blizzard Inc.	592,115	38,197,339
Adobe Systems Inc.[b]	395,501	59,000,839
ANSYS Inc.[b]	68,005	8,346,254
Atlassian Corp. PLC Class Aa,b	58,397	2,052,654
Autodesk Inc.[b]	166,034	18,638,977
CA Inc.	251,905	8,408,589
Cadence Design Systems Inc.[b]	220,657	8,709,332
CDK Global Inc.	107,850	6,804,256
Citrix Systems Inc.[b]	120,418	9,250,511
Dell Technologies Inc. Class Vb	163,967	12,659,892
Electronic Arts Inc.[b]	239,974	28,331,330
FireEye Inc.[a,b]	140,071	2,348,991
Fortinet Inc.[b]	118,965	4,263,706
Guidewire Software Inc.[a,b]	59,630	4,642,792
Intuit Inc.	195,288	27,758,236
Manhattan Associates Inc.[a,b]	56,376	2,343,550
Microsoft Corp.	6,010,384	447,713,504

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
Nuance Communications Inc.[b]	229,304	$3,604,659
Oracle Corp.	2,303,809	111,389,165
PTC Inc.[b]	90,535	5,095,310
Red Hat Inc.[b]	141,187	15,651,991
salesforce.com Inc.[b]	541,239	50,562,547
ServiceNow Inc.[a,b]	133,684	15,711,880
Splunk Inc.[a,b]	110,011	7,308,031
SS&C Technologies Holdings Inc.	137,546	5,522,472
Symantec Corp.	487,494	15,994,678
Synopsys Inc.[b]	119,362	9,612,222
Tableau Software Inc. Class Aa,b	47,775	3,577,870
Take-Two Interactive Software Inc.[a,b]	83,665	8,553,073
Tyler Technologies Inc.[b]	28,162	4,909,200
Ultimate Software Group Inc. (The)[a,b]	22,520	4,269,792
VMware Inc. Class Aa,b	57,063	6,230,709
Workday Inc. Class Aa,b	104,273	10,989,331
Zynga Inc. Class Aa,b	626,309	2,367,448

		970,821,130
SPECIALTY RETAIL — 2.07%
Advance Auto Parts Inc.[a]	57,497	5,703,702
AutoNation Inc.[a,b]	51,243	2,431,993
AutoZone Inc.[a,b]	22,325	13,285,831
Bed Bath & Beyond Inc.	111,094	2,607,376
Best Buy Co. Inc.	211,229	12,031,604
Burlington Stores Inc.[a,b]	55,754	5,322,277
CarMax Inc.[b]	145,123	11,001,775
Dick’s Sporting Goods Inc.	68,759	1,857,181
Floor & Decor Holdings Inc. Class Aa,b	16,797	653,907
Foot Locker Inc.	107,063	3,770,759
GameStop Corp. Class A	80,455	1,662,200
Gap Inc. (The)	191,986	5,669,346
Home Depot Inc. (The)	962,875	157,487,835
L Brands Inc.	193,965	8,070,884
Lowe’s Companies Inc.	676,688	54,094,439
Michaels Companies Inc. (The)[a,b]	92,342	1,982,583
Murphy USA Inc.[a,b]	26,360	1,818,840
O’Reilly Automotive Inc.[a,b]	69,155	14,893,912
Penske Automotive Group Inc.	30,222	1,437,660
Ross Stores Inc.	307,207	19,836,356

Security	Shares	Value
Sally Beauty Holdings Inc.[a,b]	105,012	$2,056,135
Signet Jewelers Ltd.	55,440	3,689,532
Tiffany & Co.	87,046	7,989,082
TJX Companies Inc. (The)	516,143	38,055,223
Tractor Supply Co.	102,554	6,490,643
Ulta Salon Cosmetics & Fragrance Inc.[b]	47,111	10,649,913
Urban Outfitters Inc.[a,b]	70,535	1,685,786
Williams-Sonoma Inc.	69,545	3,467,514

		399,704,288
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.79%
Apple Inc.	4,181,107	644,392,211
Hewlett Packard Enterprise Co.	1,339,272	19,700,691
HP Inc.	1,356,633	27,078,395
NCR Corp.[b]	97,776	3,668,555
NetApp Inc.	216,571	9,477,147
Western Digital Corp.	233,445	20,169,648
Xerox Corp.	183,459	6,107,350

		730,593,997
TEXTILES, APPAREL & LUXURY GOODS — 0.62%
Carter’s Inc.	37,350	3,688,312
Coach Inc.	225,057	9,065,296
Hanesbrands Inc.	289,281	7,127,884
Lululemon Athletica Inc.[a,b]	77,125	4,801,031
Michael Kors Holdings Ltd.[b]	114,853	5,495,716
NIKE Inc. Class B	1,058,571	54,886,906
PVH Corp.	61,834	7,794,794
Ralph Lauren Corp.	44,902	3,964,398
Skechers U.S.A. Inc. Class Ab	102,560	2,573,230
Under Armour Inc. Class Aa,b	144,172	2,375,955
Under Armour Inc. Class Ca,b	145,837	2,190,472
VF Corp.	260,745	16,575,560

		120,539,554
THRIFTS & MORTGAGE FINANCE — 0.03%
New York Community Bancorp. Inc.	377,144	4,861,386
TFS Financial Corp.	44,910	724,398

		5,585,784
TOBACCO — 1.22%
Altria Group Inc.	1,548,412	98,200,289
Philip Morris International Inc.	1,243,583	138,050,149

		236,250,438

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

September 30, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.25%
Air Lease Corp.	75,717	$3,227,059
Fastenal Co.	232,951	10,617,907
HD Supply Holdings Inc.[a,b]	159,725	5,761,281
MSC Industrial Direct Co. Inc. Class A	34,829	2,632,027
United Rentals Inc.[b]	67,480	9,362,175
Univar Inc.[b]	82,693	2,392,308
Watsco Inc.	24,181	3,894,834
WESCO International Inc.[b]	38,219	2,226,257
WW Grainger Inc.[a]	42,070	7,562,082

		47,675,930
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	62,229	4,491,689

		4,491,689
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	143,854	11,639,227
Aqua America Inc.	145,451	4,827,519

		16,466,746
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Sprint Corp.[a,b]	503,016	3,913,464
T-Mobile U.S. Inc.[b]	235,220	14,503,665
Telephone & Data Systems Inc.	75,121	2,095,125
U.S. Cellular Corp.[b]	10,257	363,098

		20,875,352

TOTAL COMMON STOCKS
(Cost: $16,203,939,118)		19,249,747,830

SHORT-TERM INVESTMENTS — 2.38%

MONEY MARKET FUNDS — 2.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	433,495,910	433,625,959

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	26,482,746	$26,482,746

		460,108,705

TOTAL SHORT-TERM INVESTMENTS (Cost: $460,039,815)		460,108,705

TOTAL INVESTMENTS IN SECURITIES — 102.15%
(Cost: $16,663,978,933)		19,709,856,535
Other Assets, Less Liabilities — (2.15)%		(415,556,642)

NET ASSETS — 100.00%		$19,294,299,893

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

15

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.98%
Boeing Co. (The)	1,728,812	$439,481,298
BWX Technologies Inc.	290,178	16,255,772
General Dynamics Corp.	329,475	67,733,470
HEICO Corp.[a]	75,922	6,818,555
HEICO Corp. Class Aa	149,205	11,369,421
Hexcel Corp.	186,953	10,734,841
Huntington Ingalls Industries Inc.	115,968	26,259,794
Lockheed Martin Corp.	699,769	217,131,323
Northrop Grumman Corp.	500,487	144,000,120
Raytheon Co.	334,349	62,382,836
Rockwell Collins Inc.	502,891	65,732,883
TransDigm Group Inc.	150,535	38,484,273

		1,106,384,586
AIR FREIGHT & LOGISTICS — 1.36%
CH Robinson Worldwide Inc.	434,213	33,043,609
Expeditors International of Washington Inc.	391,982	23,464,043
FedEx Corp.	768,122	173,272,961
United Parcel Service Inc. Class B	2,141,191	257,135,627
XPO Logistics Inc.[a,b]	266,291	18,049,204

		504,965,444
AIRLINES — 0.40%
Alaska Air Group Inc.	306,730	23,394,297
American Airlines Group Inc.	588,873	27,965,579
Copa Holdings SA Class A	7,041	876,816
Southwest Airlines Co.	1,741,870	97,509,882

		149,746,574
AUTO COMPONENTS — 0.37%
BorgWarner Inc.	67,338	3,449,726
Delphi Automotive PLC	830,321	81,703,586
Gentex Corp.	564,199	11,171,140
Lear Corp.	174,018	30,119,035
Visteon Corp.[b]	96,915	11,995,170

		138,438,657
AUTOMOBILES — 0.47%
Harley-Davidson Inc.	395,196	19,052,399
Tesla Inc.[a,b]	403,120	137,504,232
Thor Industries Inc.	152,762	19,234,264

		175,790,895

Security	Shares	Value
BANKS — 0.27%
Bank of the Ozarks Inc.	163,000	$7,832,150
East West Bancorp. Inc.	27,113	1,620,815
First Republic Bank/CA	389,147	40,650,296
Pinnacle Financial Partners Inc.	69,674	4,664,674
Signature Bank/New York NYb	98,674	12,634,219
SVB Financial Group[b]	120,211	22,490,276
Western Alliance Bancorp.[a,b]	170,409	9,045,310

		98,937,740
BEVERAGES — 2.93%
Brown-Forman Corp. Class A	158,490	8,826,308
Brown-Forman Corp. Class B	518,038	28,129,463
Coca-Cola Co. (The)	8,923,283	401,636,968
Constellation Brands Inc. Class A	501,883	100,100,564
Dr Pepper Snapple Group Inc.	563,394	49,843,467
Monster Beverage Corp.[b]	1,281,326	70,793,262
PepsiCo Inc.	3,858,513	429,954,104

		1,089,284,136
BIOTECHNOLOGY — 5.22%
AbbVie Inc.	4,944,566	439,374,135
ACADIA Pharmaceuticals Inc.[a,b]	298,898	11,259,488
Agios Pharmaceuticals Inc.[a,b]	118,854	7,933,504
Alexion Pharmaceuticals Inc.[b]	544,823	76,433,219
Alkermes PLC[b]	471,481	23,970,094
Alnylam Pharmaceuticals Inc.[a,b]	215,583	25,328,847
Amgen Inc.	657,696	122,627,419
Biogen Inc.[a,b]	618,534	193,675,366
BioMarin Pharmaceutical Inc.[a,b]	540,587	50,312,432
Bioverativ Inc.[a,b]	335,457	19,144,531
Celgene Corp.[b]	2,404,706	350,654,229
Exelixis Inc.[a,b]	894,383	21,670,900
Gilead Sciences Inc.	2,886,854	233,892,911
Incyte Corp.[a,b]	521,388	60,866,835
Intercept Pharmaceuticals Inc.[a,b]	55,414	3,216,229

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Intrexon Corp.[a,b]	122,929	$2,336,880
Ionis Pharmaceuticals Inc.[a,b]	382,226	19,378,858
Neurocrine Biosciences Inc.[a,b]	270,376	16,568,641
OPKO Health Inc.[a,b]	112,769	773,595
Regeneron Pharmaceuticals Inc.[b]	242,972	108,637,641
Seattle Genetics Inc.[a,b]	296,124	16,112,107
TESARO Inc.[a,b]	114,902	14,833,848
Vertex Pharmaceuticals Inc.[b]	780,368	118,647,151

		1,937,648,860
BUILDING PRODUCTS — 0.36%
Allegion PLC	295,244	25,529,749
AO Smith Corp.	445,449	26,473,034
Armstrong World Industries Inc.[a,b]	136,428	6,991,935
Fortune Brands Home & Security Inc.	441,385	29,674,313
Lennox International Inc.	109,473	19,592,383
Masco Corp.	643,356	25,097,318

		133,358,732
CAPITAL MARKETS — 1.90%
Ameriprise Financial Inc.	419,204	62,255,986
BGC Partners Inc. Class A	180,574	2,612,906
CBOE Holdings Inc.	341,695	36,776,633
Charles Schwab Corp. (The)	2,922,356	127,823,851
Eaton Vance Corp. NVS	342,367	16,902,659
FactSet Research Systems Inc.	119,915	21,597,891
Federated Investors Inc. Class B NVS	82,161	2,440,182
Intercontinental Exchange Inc.	864,920	59,420,004
Invesco Ltd.	182,491	6,394,485
Lazard Ltd. Class A	334,283	15,116,277
Legg Mason Inc.	62,810	2,469,061
LPL Financial Holdings Inc.	273,213	14,089,594
MarketAxess Holdings Inc.	113,558	20,952,586
Moody’s Corp.	515,359	71,743,126
Morningstar Inc.	56,941	4,839,416
MSCI Inc.	275,274	32,179,531
Raymond James Financial Inc.	103,126	8,696,616
S&P Global Inc.	799,975	125,044,092
SEI Investments Co.	414,588	25,314,743

Security	Shares	Value
State Street Corp.	59,217	$5,657,592
T Rowe Price Group Inc.	113,097	10,252,243
TD Ameritrade Holding Corp.	700,419	34,180,447

		706,759,921
CHEMICALS — 2.84%
Albemarle Corp.	63,879	8,707,346
Axalta Coating Systems Ltd.[a,b]	658,003	19,029,447
Celanese Corp. Series A	254,106	26,495,633
Chemours Co. (The)	572,048	28,951,349
DowDuPont Inc.	3,455,550	239,227,726
Ecolab Inc.	796,190	102,397,996
FMC Corp.	414,193	36,991,577
Huntsman Corp.	300,821	8,248,512
International Flavors & Fragrances Inc.	244,845	34,990,799
LyondellBasell Industries NV Class A	440,049	43,586,853
Monsanto Co.	1,360,831	163,054,770
NewMarket Corp.	21,553	9,176,190
Platform Specialty Products Corp.[a,b]	313,525	3,495,804
PPG Industries Inc.	740,132	80,422,743
Praxair Inc.	777,854	108,697,318
RPM International Inc.	371,827	19,089,598
Scotts Miracle-Gro Co. (The) Class A	126,578	12,321,103
Sherwin-Williams Co. (The)	254,125	90,986,915
Westlake Chemical Corp.	55,114	4,579,422
WR Grace & Co.	210,904	15,216,724

		1,055,667,825
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Cintas Corp.	267,524	38,598,363
Clean Harbors Inc.[a,b]	114,126	6,470,944
Copart Inc.[a,b]	614,627	21,124,730
KAR Auction Services Inc.	424,399	20,260,808
Rollins Inc.	297,721	13,736,847
Waste Management Inc.	1,132,965	88,677,171

		188,868,863
COMMUNICATIONS EQUIPMENT — 0.33%
Arista Networks Inc.[a,b]	163,809	31,059,824
CommScope Holding Co. Inc.[a,b]	298,513	9,913,617
F5 Networks Inc.[b]	197,376	23,795,651

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Harris Corp.	97,044	$12,778,754
Motorola Solutions Inc.	47,597	4,039,557
Palo Alto Networks Inc.[a,b]	275,719	39,731,108

		121,318,511
CONSTRUCTION & ENGINEERING — 0.01%
Quanta Services Inc.[b]	114,673	4,285,330

		4,285,330
CONSTRUCTION MATERIALS — 0.26%
Eagle Materials Inc.	145,249	15,498,068
Martin Marietta Materials Inc.	175,976	36,291,531
Vulcan Materials Co.	378,995	45,327,802

		97,117,401
CONSUMER FINANCE — 0.05%
Capital One Financial Corp.	93,971	7,955,585
Credit Acceptance Corp.[a,b]	31,316	8,773,804

		16,729,389
CONTAINERS & PACKAGING — 0.63%
AptarGroup Inc.	46,106	3,979,409
Ardagh Group SA	30,435	651,613
Avery Dennison Corp.	258,072	25,378,800
Ball Corp.	593,054	24,493,130
Berry Global Group Inc.[a,b]	400,947	22,713,648
Crown Holdings Inc.[a,b]	283,194	16,912,346
Graphic Packaging Holding Co.	682,432	9,519,926
International Paper Co.	1,160,162	65,920,405
Owens-Illinois Inc.[a,b]	393,371	9,897,214
Packaging Corp. of America	289,209	33,166,488
Sealed Air Corp.	307,948	13,155,539
Silgan Holdings Inc.	229,916	6,766,428

		232,554,946
DISTRIBUTORS — 0.09%
Genuine Parts Co.	167,460	16,017,549
LKQ Corp.[b]	134,955	4,857,030
Pool Corp.	124,334	13,449,209

		34,323,788
DIVERSIFIED CONSUMER SERVICES — 0.15%
Bright Horizons Family Solutions Inc.[a,b]	156,533	13,494,710
H&R Block Inc.	98,658	2,612,464
Service Corp. International/U.S.	563,782	19,450,479
ServiceMaster Global Holdings Inc.[a,b]	415,878	19,433,979

		54,991,632

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.02%
Leucadia National Corp.	237,418	$5,994,805
Voya Financial Inc.	33,409	1,332,685

		7,327,490
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.90%
Verizon Communications Inc.	6,340,179	313,775,459
Zayo Group Holdings Inc.[a,b]	575,511	19,809,088

		333,584,547
ELECTRICAL EQUIPMENT — 0.37%
Acuity Brands Inc.	88,859	15,219,770
AMETEK Inc.	115,077	7,599,685
Emerson Electric Co.	282,941	17,780,012
Hubbell Inc.	108,457	12,583,181
Rockwell Automation Inc.	398,078	70,941,480
Sensata Technologies Holding NVa,b	265,607	12,767,729

		136,891,857
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.70%
Amphenol Corp. Class A	926,416	78,411,850
CDW Corp./DE	473,702	31,264,332
Cognex Corp.	256,886	28,329,388
Coherent Inc.[a,b]	75,617	17,782,850
Corning Inc.	163,000	4,876,960
FLIR Systems Inc.	223,815	8,708,642
IPG Photonics Corp.[a,b]	111,188	20,576,451
National Instruments Corp.	259,673	10,950,410
Trimble Inc.[b]	613,774	24,090,630
Universal Display Corp.[a]	128,718	16,585,314
Zebra Technologies Corp. Class Aa,b	161,848	17,573,456

		259,150,283
ENERGY EQUIPMENT & SERVICES — 0.24%
Halliburton Co.	1,814,708	83,531,009
RPC Inc.[a]	165,166	4,094,465

		87,625,474
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.52%
American Tower Corp.	1,310,228	179,081,963
Boston Properties Inc.[a]	71,424	8,776,581

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value
CoreSite Realty Corp.[a]	104,939	$11,742,674
Crown Castle International Corp.	1,246,827	124,657,763
CubeSmart[a]	378,310	9,820,928
CyrusOne Inc.[a]	235,449	13,875,010
Digital Realty Trust Inc.[a]	477,456	56,497,368
Douglas Emmett Inc.	363,402	14,325,307
Equinix Inc.	240,950	107,535,985
Equity LifeStyle Properties Inc.	251,883	21,430,206
Extra Space Storage Inc.[a]	319,620	25,544,030
Federal Realty Investment Trust[a]	86,172	10,703,424
Gaming and Leisure Properties Inc.[a]	195,545	7,213,655
Hudson Pacific Properties Inc.[a]	49,830	1,670,800
Iron Mountain Inc.[a]	710,308	27,630,981
Lamar Advertising Co. Class Aa	229,247	15,710,297
Outfront Media Inc.[a]	65,051	1,637,984
Public Storage[a]	458,771	98,172,406
SBA Communications Corp.[b]	371,866	53,567,297
Simon Property Group Inc.[a]	873,577	140,654,633
Tanger Factory Outlet Centers Inc.[a]	19,423	474,310
Taubman Centers Inc.[a]	94,014	4,672,496

		935,396,098
FOOD & STAPLES RETAILING — 1.04%
Costco Wholesale Corp.	1,354,646	222,554,792
Kroger Co. (The)	1,505,701	30,204,362
Rite Aid Corp.[a,b]	1,518,222	2,975,715
Sprouts Farmers Market Inc.[a,b]	416,036	7,808,996
Sysco Corp.	1,527,296	82,397,619
Walgreens Boots Alliance Inc.	536,419	41,422,275

		387,363,759
FOOD PRODUCTS — 0.61%
Blue Buffalo Pet Products Inc.[a,b]	289,168	8,197,913
Campbell Soup Co.	363,453	17,016,869
General Mills Inc.	1,270,289	65,750,159
Hershey Co. (The)	387,053	42,254,576
Kellogg Co.	708,424	44,184,405

Security	Shares	Value
Lamb Weston Holdings Inc.	104,652	$4,907,132
McCormick & Co. Inc./MD NVS	373,242	38,309,559
Pilgrim’s Pride Corp.[a,b]	145,913	4,145,388
TreeHouse Foods Inc.[a,b]	50,553	3,423,955

		228,189,956
HEALTH CARE EQUIPMENT & SUPPLIES — 2.62%
ABIOMED Inc.[b]	125,350	21,134,010
Align Technology Inc.[a,b]	246,100	45,841,047
Baxter International Inc.	143,751	9,020,375
Becton Dickinson and Co.	693,505	135,892,305
Boston Scientific Corp.[a,b]	4,244,744	123,819,182
Cooper Companies Inc. (The)	116,305	27,577,079
CR Bard Inc.	224,812	72,052,246
DexCom Inc.[a,b]	264,749	12,952,845
Edwards Lifesciences Corp.[b]	647,441	70,771,776
Hill-Rom Holdings Inc.	190,532	14,099,368
Hologic Inc.[b]	490,432	17,993,950
IDEXX Laboratories Inc.[b]	270,128	42,002,203
Intuitive Surgical Inc.[a,b]	113,282	118,479,378
Medtronic PLC	310,497	24,147,352
ResMed Inc.	432,117	33,255,724
Stryker Corp.	1,054,760	149,797,015
Teleflex Inc.	23,518	5,690,650
Varian Medical Systems Inc.[a,b]	286,240	28,641,174
West Pharmaceutical Services Inc.	226,722	21,824,260

		974,991,939
HEALTH CARE PROVIDERS & SERVICES — 2.69%
Aetna Inc.	323,577	51,451,979
AmerisourceBergen Corp.	494,718	40,937,914
Centene Corp.[b]	66,401	6,425,625
Cigna Corp.	673,733	125,947,647
Express Scripts Holding Co.[b]	120,780	7,647,789
HCA Healthcare Inc.[a,b]	65,129	5,183,617
Henry Schein Inc.[a,b]	491,978	40,337,276
Humana Inc.	420,792	102,517,555
LifePoint Health Inc.[a,b]	19,253	1,114,749
McKesson Corp.	68,331	10,496,325
Patterson Companies Inc.	24,581	950,056
Premier Inc. Class Aa,b	51,035	1,662,210
UnitedHealth Group Inc.	2,976,420	582,931,857
WellCare Health Plans Inc.[a,b]	126,874	21,789,341

		999,393,940

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.26%
athenahealth Inc.[a,b]	122,090	$15,183,112
Cerner Corp.[b]	892,124	63,626,284
Veeva Systems Inc. Class Aa,b	331,724	18,712,551

		97,521,947
HOTELS, RESTAURANTS & LEISURE — 3.30%
Aramark	323,518	13,138,066
Chipotle Mexican Grill Inc.[a,b]	78,347	24,117,557
Choice Hotels International Inc.	103,350	6,604,065
Darden Restaurants Inc.	385,837	30,396,239
Domino’s Pizza Inc.	148,555	29,495,595
Dunkin’ Brands Group Inc.	278,051	14,758,947
Extended Stay America Inc.	334,019	6,680,380
Hilton Grand Vacations Inc.[a,b]	213,999	8,266,781
Hilton Worldwide Holdings Inc.	561,552	38,999,786
Las Vegas Sands Corp.	1,119,248	71,810,952
Marriott International Inc./MD Class A	980,868	108,150,506
McDonald’s Corp.	2,533,505	396,949,563
MGM Resorts International	113,496	3,698,835
Six Flags Entertainment Corp.	208,854	12,727,563
Starbucks Corp.	4,379,728	235,235,191
Vail Resorts Inc.	122,712	27,993,062
Wendy’s Co. (The)	570,874	8,865,673
Wyndham Worldwide Corp.	316,469	33,358,997
Wynn Resorts Ltd.	247,478	36,854,424
Yum China Holdings Inc.[b]	987,705	39,478,569
Yum! Brands Inc.	1,082,715	79,698,651

		1,227,279,402
HOUSEHOLD DURABLES — 0.28%
DR Horton Inc.	580,640	23,184,955
Leggett & Platt Inc.	328,665	15,687,181
Mohawk Industries Inc.[b]	12,079	2,989,673
NVR Inc.[b]	10,327	29,483,585
PulteGroup Inc.	238,745	6,524,901
Tempur Sealy International Inc.[a,b]	55,272	3,566,149
Toll Brothers Inc.	221,953	9,204,391
Tupperware Brands Corp.	156,779	9,692,078
Whirlpool Corp.	17,896	3,300,738

		103,633,651

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.75%
Church & Dwight Co. Inc.	772,764	$37,440,416
Clorox Co. (The)	340,824	44,958,094
Colgate-Palmolive Co.	422,014	30,743,720
Energizer Holdings Inc.	189,450	8,724,172
Kimberly-Clark Corp.	936,179	110,169,545
Procter & Gamble Co. (The)	405,304	36,874,558
Spectrum Brands Holdings Inc.	75,737	8,022,063

		276,932,568
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
NRG Energy Inc.	182,592	4,672,529

		4,672,529
INDUSTRIAL CONGLOMERATES — 2.04%
3M Co.	1,800,214	377,864,919
General Electric Co.	4,695,897	113,546,789
Honeywell International Inc.	1,380,256	195,637,485
Roper Technologies Inc.	294,839	71,763,813

		758,813,006
INSURANCE — 1.18%
Allstate Corp. (The)	312,812	28,750,551
American International Group Inc.	339,089	20,816,674
Aon PLC	807,647	117,997,227
Arch Capital Group Ltd.[a,b]	47,785	4,706,823
Arthur J Gallagher & Co.	377,878	23,258,391
Aspen Insurance Holdings Ltd.	57,551	2,325,060
Assurant Inc.	34,498	3,295,249
Erie Indemnity Co. Class A	56,111	6,765,303
Marsh & McLennan Companies Inc.	1,595,270	133,699,579
Progressive Corp. (The)	1,796,564	86,989,629
RenaissanceRe Holdings Ltd.	5,123	692,322
XL Group Ltd.	248,030	9,784,783

		439,081,591
INTERNET & DIRECT MARKETING RETAIL — 4.80%
Amazon.com Inc.[b]	1,233,646	1,185,965,582
Expedia Inc.[a]	375,857	54,100,857
Liberty Expedia Holdings Inc. Class Aa,b	28,453	1,511,139

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Liberty Interactive Corp. QVC Group Series Ab	719,561	$16,960,053
Netflix Inc.[a,b]	1,273,085	230,873,965
Priceline Group Inc. (The)[a,b]	152,358	278,940,073
TripAdvisor Inc.[a,b]	160,627	6,510,212
Wayfair Inc. Class Ab	118,763	8,004,626

		1,782,866,507
INTERNET SOFTWARE & SERVICES — 8.53%
Alphabet Inc. Class Ab	924,166	899,878,918
Alphabet Inc. Class Cb	938,761	900,375,063
CoStar Group Inc.[a,b]	99,422	26,669,952
Facebook Inc. Class Ab	7,246,666	1,238,237,819
GoDaddy Inc. Class Aa,b	362,803	15,785,559
IAC/InterActiveCorp[b]	216,078	25,406,451
LogMeIn Inc.	100,466	11,056,283
Match Group Inc.[a,b]	113,154	2,624,041
Pandora Media Inc.[a,b]	698,974	5,382,100
Twitter Inc.[b]	130,539	2,202,193
VeriSign Inc.[a,b]	268,164	28,529,968
Zillow Group Inc. Class Aa,b	112,507	4,517,156
Zillow Group Inc. Class Ca,b	225,330	9,060,519

		3,169,726,022
IT SERVICES — 7.47%
Accenture PLC Class A	1,924,544	259,948,158
Alliance Data Systems Corp.	150,372	33,314,917
Automatic Data Processing Inc.	1,388,927	151,837,500
Black Knight Financial Services Inc. Class Aa,b	89,063	3,834,162
Booz Allen Hamilton Holding Corp.	426,203	15,935,730
Broadridge Financial Solutions Inc.	362,822	29,323,274
Cognizant Technology Solutions Corp. Class A	1,814,432	131,618,897
CoreLogic Inc./U.S.[b]	152,937	7,068,748
CSRA Inc.	501,228	16,174,627
DST Systems Inc.	19,350	1,061,928
DXC Technology Co.	877,639	75,371,637
Euronet Worldwide Inc.[a,b]	155,321	14,722,878
Fidelity National Information Services Inc.	579,766	54,144,347
First Data Corp. Class Aa,b	1,413,212	25,494,344
Fiserv Inc.[a,b]	658,417	84,909,456
FleetCor Technologies Inc.[b]	284,356	44,009,778

Security	Shares	Value
Gartner Inc.[a,b]	271,273	$33,749,074
Genpact Ltd.	445,521	12,808,729
Global Payments Inc.[a]	470,265	44,689,283
International Business Machines Corp.	1,832,470	265,854,748
Jack Henry & Associates Inc.	239,725	24,641,333
Mastercard Inc. Class A	2,924,194	412,896,193
Paychex Inc.	996,687	59,761,352
PayPal Holdings Inc.[b]	3,513,768	224,986,565
Sabre Corp.	503,448	9,112,409
Square Inc. Class Aa,b	755,149	21,755,843
Total System Services Inc.	561,808	36,798,424
Vantiv Inc. Class Aa,b	497,205	35,038,036
Visa Inc. Class A	5,736,523	603,711,680
Western Union Co. (The)	1,471,239	28,247,789
WEX Inc.[a,b]	96,953	10,880,066

		2,773,701,905
LEISURE PRODUCTS — 0.16%
Brunswick Corp./DE	224,257	12,551,664
Hasbro Inc.	266,235	26,003,172
Mattel Inc.	201,810	3,124,019
Polaris Industries Inc.[a]	182,387	19,083,152

		60,762,007
LIFE SCIENCES TOOLS & SERVICES — 1.00%
Agilent Technologies Inc.	242,385	15,561,117
Bio-Techne Corp.	114,397	13,829,453
Bruker Corp.	117,403	3,492,739
Charles River Laboratories International Inc.[b]	145,727	15,741,431
Illumina Inc.[b]	451,734	89,985,413
Mettler-Toledo International Inc.[b]	78,656	49,251,241
PerkinElmer Inc.	66,706	4,600,713
QIAGEN NV	233,627	7,359,251
Quintiles IMS Holdings Inc.[b]	257,031	24,435,937
Thermo Fisher Scientific Inc.	558,186	105,608,791
Waters Corp.[b]	235,973	42,361,873

		372,227,959
MACHINERY — 2.38%
Allison Transmission Holdings Inc.	413,338	15,512,575
Caterpillar Inc.	1,597,179	199,184,193
Cummins Inc.	158,563	26,643,341

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Deere & Co.	987,302	$123,995,258
Donaldson Co. Inc.	377,994	17,365,044
Dover Corp.	51,248	4,683,555
Fortive Corp.	861,472	60,983,603
Gardner Denver Holdings Inc.[a,b]	128,336	3,531,807
Graco Inc.	170,554	21,095,824
IDEX Corp.	220,097	26,735,183
Illinois Tool Works Inc.	945,029	139,826,491
Ingersoll-Rand PLC	397,982	35,488,055
Lincoln Electric Holdings Inc.	181,939	16,680,168
Middleby Corp. (The)[a,b]	175,244	22,461,023
Nordson Corp.	178,037	21,097,384
Parker-Hannifin Corp.	354,662	62,072,943
Snap-on Inc.	23,527	3,505,758
Stanley Black & Decker Inc.	48,244	7,283,397
Toro Co. (The)	326,389	20,255,701
WABCO Holdings Inc.[a,b]	155,939	23,078,972
Wabtec Corp./DEa	84,940	6,434,205
Welbilt Inc.[a,b]	397,970	9,173,209
Xylem Inc./NY	289,282	18,117,732

		885,205,421
MEDIA — 3.37%
AMC Networks Inc. Class Aa,b	165,649	9,685,497
Cable One Inc.	14,726	10,633,939
CBS Corp. Class B NVS	1,103,744	64,017,152
Charter Communications Inc. Class Ab	398,758	144,916,632
Comcast Corp. Class A	13,526,048	520,482,327
DISH Network Corp. Class Ab	527,297	28,595,316
Interpublic Group of Companies Inc. (The)	1,032,061	21,456,548
Lions Gate Entertainment Corp. Class Ab	103,959	3,477,429
Lions Gate Entertainment Corp. Class Bb	197,463	6,277,349
Live Nation Entertainment Inc.[a,b]	414,603	18,055,961
Madison Square Garden Co. (The)[a,b]	5,632	1,205,811
Omnicom Group Inc.	715,749	53,015,529
Regal Entertainment Group Class A	92,087	1,473,392

Security	Shares	Value
Scripps Networks Interactive Inc. Class A	146,437	$12,577,474
Sirius XM Holdings Inc.[a]	4,263,909	23,536,778
Twenty-First Century Fox Inc. Class A	164,882	4,349,587
Twenty-First Century Fox Inc. Class B	69,289	1,786,963
Walt Disney Co. (The)	3,318,998	327,153,633

		1,252,697,317
METALS & MINING — 0.08%
Freeport-McMoRan Inc.[b]	831,150	11,669,346
Royal Gold Inc.	74,649	6,422,800
Southern Copper Corp.	226,677	9,012,677
Steel Dynamics Inc.	92,663	3,194,094

		30,298,917
MULTILINE RETAIL — 0.28%
Dollar General Corp.	326,134	26,433,161
Dollar Tree Inc.[b]	674,954	58,599,506
Nordstrom Inc.	363,417	17,135,112

		102,167,779
OIL, GAS & CONSUMABLE FUELS — 0.67%
Antero Resources Corp.[a,b]	352,119	7,007,168
Apache Corp.	61,407	2,812,441
Cabot Oil & Gas Corp.	1,005,374	26,893,754
Cheniere Energy Inc.[a,b]	418,159	18,833,881
Chesapeake Energy Corp.[a,b]	224,783	966,567
Cimarex Energy Co.[a]	270,815	30,783,541
Continental Resources Inc./OKa,b	114,304	4,413,277
Devon Energy Corp.	117,008	4,295,364
Diamondback Energy Inc.[a,b]	69,274	6,786,081
EOG Resources Inc.	168,208	16,272,442
Gulfport Energy Corp.[b]	48,817	700,036
Laredo Petroleum Inc.[a,b]	501,889	6,489,425
Newfield Exploration Co.[a,b]	616,129	18,280,547
ONEOK Inc.	1,174,546	65,081,594
Parsley Energy Inc. Class Aa,b	471,232	12,412,251
Rice Energy Inc.[b]	267,433	7,739,511
RSP Permian Inc.[a,b]	204,539	7,075,004
Williams Companies Inc. (The)	378,516	11,359,265

		248,202,149

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value
PERSONAL PRODUCTS — 0.24%
Estee Lauder Companies Inc. (The) Class A	676,552	$72,959,367
Herbalife Ltd.[a,b]	211,830	14,368,429
Nu Skin Enterprises Inc. Class A	46,437	2,854,947

		90,182,743
PHARMACEUTICALS — 1.94%
Akorn Inc.[a,b]	263,220	8,736,272
Bristol-Myers Squibb Co.	2,515,938	160,365,888
Eli Lilly & Co.	3,031,813	259,341,284
Johnson & Johnson	1,281,120	166,558,411
Merck & Co. Inc.	467,350	29,924,420
Zoetis Inc.	1,525,147	97,243,373

		722,169,648
PROFESSIONAL SERVICES — 0.42%
Dun & Bradstreet Corp. (The)	46,270	5,386,291
Equifax Inc.	368,687	39,077,135
IHS Markit Ltd.[b]	680,842	30,011,516
Robert Half International Inc.	383,180	19,289,281
TransUnion[a,b]	465,227	21,986,628
Verisk Analytics Inc. Class Ab	469,370	39,046,890

		154,797,741
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Ab	399,446	15,131,014

		15,131,014
ROAD & RAIL — 1.21%
CSX Corp.	2,427,635	131,723,475
JB Hunt Transport Services Inc.	268,473	29,821,981
Landstar System Inc.[a]	129,207	12,875,478
Old Dominion Freight Line Inc.[a]	117,545	12,942,880
Union Pacific Corp.	2,274,724	263,799,742

		451,163,556
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.88%
Advanced Micro Devices Inc.[a,b]	2,553,492	32,557,023
Analog Devices Inc.	1,127,608	97,165,981
Applied Materials Inc.	3,350,337	174,519,054

Security	Shares	Value
Broadcom Ltd.	1,254,487	$304,263,277
Cavium Inc.[a,b]	203,876	13,443,583
Cypress Semiconductor Corp.	85,574	1,285,321
KLA-Tencor Corp.	486,171	51,534,126
Lam Research Corp.	500,066	92,532,213
Maxim Integrated Products Inc.	871,091	41,559,752
Microchip Technology Inc.	708,085	63,571,871
Micron Technology Inc.[b]	2,454,434	96,532,889
Microsemi Corp.[a,b]	289,415	14,899,084
NVIDIA Corp.	1,764,646	315,465,765
NXP Semiconductors NVb	599,096	67,751,767
ON Semiconductor Corp.[a,b]	1,219,597	22,525,957
Qorvo Inc.[a,b]	204,157	14,429,817
Skyworks Solutions Inc.	571,107	58,195,803
Teradyne Inc.	573,924	21,401,626
Texas Instruments Inc.	3,097,940	277,699,342
Versum Materials Inc.	30,284	1,175,625
Xilinx Inc.	729,697	51,684,439

		1,814,194,315
SOFTWARE — 8.72%
Activision Blizzard Inc.	2,295,184	148,062,320
Adobe Systems Inc.[b]	1,532,856	228,671,458
ANSYS Inc.[b]	264,285	32,435,698
Atlassian Corp. PLC Class Aa,b	226,277	7,953,637
Autodesk Inc.[b]	526,231	59,074,692
Cadence Design Systems Inc.[b]	858,247	33,875,009
CDK Global Inc.	416,628	26,285,060
Citrix Systems Inc.[b]	467,988	35,950,838
Dell Technologies Inc. Class Vb	635,377	49,057,458
Electronic Arts Inc.[b]	930,095	109,807,016
Fortinet Inc.[b]	455,562	16,327,342
Guidewire Software Inc.[a,b]	90,044	7,010,826
Intuit Inc.	754,360	107,224,730
Manhattan Associates Inc.[a,b]	210,686	8,758,217
Microsoft Corp.	23,287,969	1,734,720,811
Oracle Corp.	722,766	34,945,736
PTC Inc.[b]	355,077	19,983,734
Red Hat Inc.[b]	548,858	60,846,398
salesforce.com Inc.[b]	2,097,814	195,977,784
ServiceNow Inc.[a,b]	518,104	60,892,763

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Splunk Inc.[a,b]	426,187	$28,311,602
SS&C Technologies Holdings Inc.	490,319	19,686,308
Symantec Corp.	1,900,256	62,347,399
Synopsys Inc.[b]	36,103	2,907,375
Tableau Software Inc. Class Aa,b	185,100	13,862,139
Take-Two Interactive Software Inc.[b]	323,789	33,100,949
Tyler Technologies Inc.[a,b]	106,703	18,600,467
Ultimate Software Group Inc. (The)[a,b]	88,043	16,692,953
VMware Inc. Class Aa,b	221,062	24,137,760
Workday Inc. Class Aa,b	403,967	42,574,082

		3,240,082,561
SPECIALTY RETAIL — 3.50%
Advance Auto Parts Inc.[a]	58,798	5,832,762
AutoZone Inc.[a,b]	74,443	44,301,774
Burlington Stores Inc.[a,b]	122,541	11,697,764
CarMax Inc.[a,b]	567,976	43,058,260
Dick’s Sporting Goods Inc.	210,633	5,689,197
Floor & Decor Holdings Inc. Class Aa,b	65,014	2,530,995
Foot Locker Inc.	28,309	997,043
Gap Inc. (The)	41,666	1,230,397
Home Depot Inc. (The)	3,730,746	610,200,816
L Brands Inc.	118,780	4,942,436
Lowe’s Companies Inc.	2,621,919	209,596,205
Michaels Companies Inc. (The)[b]	275,286	5,910,390
O’Reilly Automotive Inc.[a,b]	268,710	57,872,073
Ross Stores Inc.	1,190,691	76,882,918
Sally Beauty Holdings Inc.[a,b]	147,217	2,882,509
TJX Companies Inc. (The)	2,000,520	147,498,339
Tractor Supply Co.	400,632	25,355,999
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	182,981	41,364,685
Williams-Sonoma Inc.	52,217	2,603,540

		1,300,448,102
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.87%
Apple Inc.	16,200,212	2,496,776,673
NCR Corp.[a,b]	373,876	14,027,828
NetApp Inc.	719,703	31,494,203
Western Digital Corp.	129,308	11,172,211

		2,553,470,915

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.93%
Carter’s Inc.	147,612	$14,576,685
Coach Inc.	146,914	5,917,696
Hanesbrands Inc.	1,127,700	27,786,528
Lululemon Athletica Inc.[a,b]	299,816	18,663,546
Michael Kors Holdings Ltd.[a,b]	35,268	1,687,574
NIKE Inc. Class B	4,102,487	212,713,951
Skechers U.S.A. Inc. Class Ab	174,826	4,386,384
Under Armour Inc. Class Aa,b	414,827	6,836,349
Under Armour Inc. Class Ca,b	421,001	6,323,435
VF Corp.	750,785	47,727,402

		346,619,550
TOBACCO — 1.15%
Altria Group Inc.	5,999,500	380,488,290
Philip Morris International Inc.	433,394	48,111,068

		428,599,358
TRADING COMPANIES & DISTRIBUTORS — 0.42%
Air Lease Corp.	18,221	776,579
Fastenal Co.	895,771	40,829,242
HD Supply Holdings Inc.[b]	625,401	22,558,214
MSC Industrial Direct Co. Inc. Class A	53,895	4,072,845
United Rentals Inc.[b]	261,456	36,274,405
Univar Inc.[b]	320,371	9,268,333
Watsco Inc.	93,636	15,081,951
WW Grainger Inc.[a]	151,320	27,199,770

		156,061,339
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
T-Mobile U.S. Inc.[b]	562,221	34,666,547

		34,666,547

TOTAL COMMON STOCKS
(Cost: $26,334,192,163)		37,090,466,639

SHORT-TERM INVESTMENTS — 2.99%

MONEY MARKET FUNDS — 2.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	1,063,282,857	1,063,601,842

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

September 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	47,315,364	$47,315,364

		1,110,917,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,110,717,663)		1,110,917,206

TOTAL INVESTMENTS IN SECURITIES — 102.80%
(Cost: $27,444,909,826)		38,201,383,845
Other Assets, Less Liabilities — (2.80)%		(1,042,046,271)

NET ASSETS — 100.00%		$37,159,337,574

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

25

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 1.85%
Arconic Inc.	1,201,233	$29,886,677
General Dynamics Corp.	472,108	97,055,963
Hexcel Corp.	92,568	5,315,255
Huntington Ingalls Industries Inc.	22,775	5,157,171
L3 Technologies Inc.	238,421	44,925,669
Lockheed Martin Corp.	77,129	23,932,357
Orbital ATK Inc.	176,246	23,468,917
Raytheon Co.	563,286	105,097,902
Spirit AeroSystems Holdings Inc. Class A	370,932	28,828,835
Teledyne Technologies Inc.[a]	107,044	17,039,264
Textron Inc.	814,982	43,911,230
United Technologies Corp.	2,296,262	266,550,093

		691,169,333
AIR FREIGHT & LOGISTICS — 0.04%
Expeditors International of Washington Inc.	163,517	9,788,127
XPO Logistics Inc.[a,b]	95,601	6,479,836

		16,267,963
AIRLINES — 0.61%
Alaska Air Group Inc.	65,476	4,993,854
American Airlines Group Inc.	769,255	36,531,920
Copa Holdings SA Class A	88,546	11,026,633
Delta Air Lines Inc.	2,044,426	98,582,222
JetBlue Airways Corp.[a,b]	1,015,707	18,821,051
Spirit Airlines Inc.[a,b]	213,227	7,123,914
United Continental Holdings Inc.[a]	849,127	51,694,852

		228,774,446
AUTO COMPONENTS — 0.25%
Adient PLC	288,836	24,259,336
BorgWarner Inc.	583,207	29,877,694
Gentex Corp.	308,095	6,100,281
Goodyear Tire & Rubber Co. (The)	773,952	25,733,904
Lear Corp.	36,349	6,291,285

		92,262,500
AUTOMOBILES — 0.84%
Ford Motor Co.	11,982,117	143,425,940
General Motors Co.	4,070,392	164,362,429
Harley-Davidson Inc.	145,784	7,028,247

		314,816,616

Security	Shares	Value
BANKS — 12.30%
Associated Banc-Corp.	464,998	$11,276,202
Bank of America Corp.	30,341,351	768,849,834
Bank of Hawaii Corp.	129,365	10,783,866
Bank of the Ozarks Inc.	200,211	9,620,139
BankUnited Inc.	319,836	11,376,567
BB&T Corp.	2,491,777	116,964,012
BOK Financial Corp.	76,663	6,829,140
CIT Group Inc.	417,463	20,476,560
Citigroup Inc.	8,390,307	610,310,931
Citizens Financial Group Inc.	1,540,054	58,321,845
Comerica Inc.	542,264	41,353,053
Commerce Bancshares Inc./MO	274,263	15,844,174
Cullen/Frost Bankers Inc.	174,869	16,598,566
East West Bancorp. Inc.	414,701	24,790,826
F.N.B. Corp.	986,476	13,840,258
Fifth Third Bancorp.	2,308,194	64,583,268
First Hawaiian Inc.	163,157	4,942,026
First Horizon National Corp.	710,568	13,607,377
First Republic Bank/CA	94,738	9,896,331
Huntington Bancshares Inc./OH	3,319,499	46,340,206
JPMorgan Chase & Co.	10,885,062	1,039,632,272
KeyCorp	3,355,559	63,151,620
M&T Bank Corp.	444,509	71,583,729
PacWest Bancorp.	369,732	18,675,163
People’s United Financial Inc.	1,051,834	19,080,269
Pinnacle Financial Partners Inc.	153,954	10,307,220
PNC Financial Services Group Inc. (The)[c]	1,488,620	200,621,317
Popular Inc.	309,149	11,110,815
Prosperity Bancshares Inc.	203,769	13,393,736
Regions Financial Corp.	3,695,175	56,277,515
Signature Bank/New York NYa	68,046	8,712,610
SunTrust Banks Inc.	1,486,036	88,820,372
SVB Financial Group[a]	41,879	7,835,142
Synovus Financial Corp.	371,861	17,127,918
TCF Financial Corp.	487,599	8,308,687
U.S. Bancorp.	4,870,190	260,993,482
Webster Financial Corp.	281,285	14,781,527
Wells Fargo & Co.	13,824,901	762,443,290
Western Alliance Bancorp.[a,b]	129,570	6,877,576
Zions BanCorp.	615,774	29,052,217

		4,585,391,658

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
BEVERAGES — 0.65%
Brown-Forman Corp. Class A	11,018	$613,592
Brown-Forman Corp. Class B	30,763	1,670,431
Coca-Cola Co. (The)	2,980,114	134,134,931
Molson Coors Brewing Co. Class B	530,622	43,319,980
PepsiCo Inc.	571,555	63,688,374

		243,427,308
BIOTECHNOLOGY — 1.23%
Agios Pharmaceuticals Inc.[a,b]	9,571	638,864
Alexion Pharmaceuticals Inc.[a]	129,206	18,126,310
Alnylam Pharmaceuticals Inc.[a]	33,058	3,883,985
Amgen Inc.	1,611,778	300,516,008
Biogen Inc.[a]	39,169	12,264,597
Gilead Sciences Inc.	1,140,673	92,417,327
Intrexon Corp.[a,b]	44,427	844,557
Juno Therapeutics Inc.[a]	195,463	8,768,470
OPKO Health Inc.[a,b]	905,300	6,210,358
United Therapeutics Corp.[a]	131,832	15,449,392

		459,119,868
BUILDING PRODUCTS — 0.45%
Fortune Brands Home & Security Inc.	32,551	2,188,404
Johnson Controls International PLC	2,879,564	116,017,634
Lennox International Inc.	7,526	1,346,928
Masco Corp.	344,479	13,438,126
Owens Corning	340,793	26,360,338
USG Corp.[a,b]	269,517	8,799,730

		168,151,160
CAPITAL MARKETS — 4.04%
Affiliated Managers Group Inc.	173,354	32,907,790
Ameriprise Financial Inc.	46,854	6,958,287
Bank of New York Mellon Corp. (The)	3,101,431	164,437,872
BGC Partners Inc. Class A	523,350	7,572,874
BlackRock Inc.[c]	382,536	171,028,020
Charles Schwab Corp. (The)	747,703	32,704,529
CME Group Inc.	1,042,268	141,414,922
E*TRADE Financial Corp.[a]	846,426	36,912,638
Federated Investors Inc. Class B NVS	205,741	6,110,508
Franklin Resources Inc.	1,028,005	45,756,503

Security	Shares	Value
Goldman Sachs Group Inc. (The)	1,129,458	$267,896,143
Interactive Brokers Group Inc. Class A	213,859	9,632,209
Intercontinental Exchange Inc.	940,457	64,609,396
Invesco Ltd.	1,052,973	36,896,174
Lazard Ltd. Class A	36,841	1,665,950
Legg Mason Inc.	193,337	7,600,077
Morgan Stanley	4,061,551	195,644,912
Morningstar Inc.	4,614	392,144
Nasdaq Inc.	350,254	27,169,203
Northern Trust Corp.	642,288	59,045,536
Raymond James Financial Inc.	292,627	24,677,235
State Street Corp.	1,092,782	104,404,392
T Rowe Price Group Inc.	611,377	55,421,325
TD Ameritrade Holding Corp.	83,915	4,095,052

		1,504,953,691
CHEMICALS — 1.76%
Air Products & Chemicals Inc.	657,521	99,430,326
Albemarle Corp.	275,520	37,556,131
Ashland Global Holdings Inc.	190,253	12,440,644
Cabot Corp.	187,691	10,473,158
Celanese Corp. Series A	169,167	17,639,043
CF Industries Holdings Inc.	716,331	25,186,198
DowDuPont Inc.	3,755,839	260,016,734
Eastman Chemical Co.	447,537	40,497,623
Huntsman Corp.	318,216	8,725,483
LyondellBasell Industries NV Class A	561,696	55,635,989
Mosaic Co. (The)	1,079,321	23,302,541
NewMarket Corp.	1,643	699,507
Olin Corp.	506,405	17,344,371
Platform Specialty Products Corp.[a,b]	368,127	4,104,616
PPG Industries Inc.	55,177	5,995,533
Praxair Inc.	107,203	14,980,547
RPM International Inc.	33,851	1,737,910
Scotts Miracle-Gro Co. (The) Class A	12,027	1,170,708
Valvoline Inc.	633,307	14,851,049
Westlake Chemical Corp.	54,645	4,540,453

		656,328,564

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.25%
Clean Harbors Inc.[a]	47,577	$2,697,616
Pitney Bowes Inc.	572,042	8,014,308
Republic Services Inc.	706,533	46,673,570
Stericycle Inc.[a]	253,789	18,176,368
Waste Management Inc.	236,692	18,525,883

		94,087,745
COMMUNICATIONS EQUIPMENT — 1.81%
ARRIS International PLC[a,b]	540,849	15,408,788
Brocade Communications Systems Inc.	1,246,874	14,900,144
Cisco Systems Inc.	15,427,458	518,825,413
CommScope Holding Co. Inc.[a,b]	290,297	9,640,763
EchoStar Corp. Class Aa	144,867	8,290,738
Harris Corp.	278,154	36,627,319
Juniper Networks Inc.	1,148,358	31,958,803
Motorola Solutions Inc.	455,269	38,638,680

		674,290,648
CONSTRUCTION & ENGINEERING — 0.22%
AECOM[a,b]	476,742	17,548,873
Fluor Corp.	429,467	18,080,561
Jacobs Engineering Group Inc.	367,202	21,396,861
Quanta Services Inc.[a]	339,186	12,675,381
Valmont Industries Inc.	67,965	10,745,266

		80,446,942
CONSTRUCTION MATERIALS — 0.02%
Martin Marietta Materials Inc.	18,240	3,761,635
Vulcan Materials Co.	27,751	3,319,020

		7,080,655
CONSUMER FINANCE — 1.46%
Ally Financial Inc.	1,385,969	33,623,608
American Express Co.	2,258,479	204,302,010
Capital One Financial Corp.	1,386,148	117,351,290
Credit Acceptance Corp.[a,b]	3,303	925,401
Discover Financial Services	1,140,495	73,539,118
Navient Corp.	835,168	12,544,223
OneMain Holdings Inc.[a,b]	162,722	4,587,133
Santander Consumer USA Holdings Inc.[a]	453,780	6,974,599
SLM Corp.[a]	1,324,026	15,186,578
Synchrony Financial	2,450,676	76,093,490

		545,127,450

Security	Shares	Value
CONTAINERS & PACKAGING — 0.37%
AptarGroup Inc.	143,826	$12,413,622
Ardagh Group SA	26,658	570,748
Avery Dennison Corp.	16,293	1,602,254
Ball Corp.	475,616	19,642,941
Bemis Co. Inc.	276,692	12,608,854
Crown Holdings Inc.[a]	122,179	7,296,530
Graphic Packaging Holding Co.	281,202	3,922,768
International Paper Co.	115,263	6,549,244
Owens-Illinois Inc.[a,b]	108,166	2,721,457
Sealed Air Corp.	292,268	12,485,689
Sonoco Products Co.	300,999	15,185,399
WestRock Co.	762,958	43,282,607

		138,282,113
DISTRIBUTORS — 0.15%
Genuine Parts Co.	275,706	26,371,279
LKQ Corp.[a]	809,201	29,123,144

		55,494,423
DIVERSIFIED CONSUMER SERVICES — 0.06%
Graham Holdings Co. Class B	13,335	7,802,308
H&R Block Inc.	537,912	14,243,910

		22,046,218
DIVERSIFIED FINANCIAL SERVICES — 3.02%
Berkshire Hathaway Inc. Class Ba,b	5,921,132	1,085,461,918
Leucadia National Corp.	758,356	19,148,489
Voya Financial Inc.	520,567	20,765,418

		1,125,375,825
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.04%
AT&T Inc.	18,935,840	741,716,853
CenturyLink Inc.	1,661,338	31,399,288
Level 3 Communications Inc.[a]	908,691	48,424,143
Verizon Communications Inc.	6,285,107	311,049,946

		1,132,590,230
ELECTRIC UTILITIES — 3.70%
Alliant Energy Corp.	700,495	29,119,577
American Electric Power Co. Inc.	1,515,324	106,436,358
Avangrid Inc.	173,979	8,250,084

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
Duke Energy Corp.	2,155,966	$180,928,667
Edison International	976,285	75,339,913
Entergy Corp.	551,877	42,141,328
Eversource Energy	974,963	58,926,764
Exelon Corp.	2,951,907	111,198,336
FirstEnergy Corp.	1,364,043	42,053,446
Great Plains Energy Inc.	662,189	20,064,327
Hawaiian Electric Industries Inc.	332,372	11,091,253
NextEra Energy Inc.	1,439,185	210,912,562
OGE Energy Corp.	613,059	22,088,516
PG&E Corp.	1,573,056	107,109,383
Pinnacle West Capital Corp.	341,572	28,883,328
PPL Corp.	2,105,783	79,914,465
Southern Co. (The)	3,064,429	150,586,041
Westar Energy Inc.	435,643	21,607,893
Xcel Energy Inc.	1,561,672	73,898,319

		1,380,550,560
ELECTRICAL EQUIPMENT — 0.77%
Acuity Brands Inc.	40,205	6,886,312
AMETEK Inc.	583,402	38,527,868
Eaton Corp. PLC	1,373,928	105,503,931
Emerson Electric Co.	1,695,546	106,548,111
Hubbell Inc.	59,970	6,957,719
Regal Beloit Corp.	136,766	10,804,514
Sensata Technologies Holding NVa,b	256,263	12,318,563

		287,547,018
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
Arrow Electronics Inc.[a]	271,687	21,846,352
Avnet Inc.	382,150	15,018,495
Corning Inc.	2,576,007	77,074,129
Dolby Laboratories Inc. Class A	166,535	9,579,093
FLIR Systems Inc.	195,372	7,601,925
Jabil Inc.	534,246	15,252,723
Keysight Technologies Inc.[a,b]	567,203	23,629,677
National Instruments Corp.	65,183	2,748,767
Trimble Inc.[a]	160,872	6,314,226

		179,065,387

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.34%
Baker Hughes a GE Co.	1,307,288	$47,872,887
Halliburton Co.	862,846	39,716,801
Helmerich & Payne Inc.	325,804	16,977,646
Nabors Industries Ltd.	852,214	6,877,367
National Oilwell Varco Inc.	1,169,503	41,786,342
Oceaneering International Inc.	301,487	7,920,064
Patterson-UTI Energy Inc.	639,709	13,395,507
RPC Inc.[b]	17,191	426,165
Schlumberger Ltd.	4,278,911	298,496,831
Transocean Ltd.[a,b]	1,186,515	12,766,901
Weatherford International PLC[a,b]	2,710,778	12,415,363

		498,651,874
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.66%
Alexandria Real Estate Equities Inc.[b]	282,556	33,615,687
American Campus Communities Inc.[b]	410,934	18,142,736
American Homes 4 Rent Class A	740,203	16,069,807
Apartment Investment & Management Co. Class A	479,499	21,030,826
Apple Hospitality REIT Inc.[b]	644,766	12,192,525
AvalonBay Communities Inc.	423,126	75,494,141
Boston Properties Inc.[b]	402,299	49,434,501
Brandywine Realty Trust[b]	530,344	9,275,717
Brixmor Property Group Inc.[b]	940,023	17,672,432
Camden Property Trust	279,844	25,591,734
Colony NorthStar Inc. Class Ab	1,653,151	20,763,577
Columbia Property Trust Inc.[b]	375,883	8,182,973
CoreCivic Inc.	361,693	9,682,522
Corporate Office Properties Trust[b]	305,733	10,037,214
CubeSmart[b]	176,630	4,585,315
CyrusOne Inc.[b]	29,401	1,732,601
DCT Industrial Trust Inc.	283,001	16,391,418
DDR Corp.	949,803	8,700,195
Digital Realty Trust Inc.	149,849	17,731,632
Douglas Emmett Inc.	85,095	3,354,445
Duke Realty Corp.	1,092,604	31,488,847
Empire State Realty Trust Inc. Class Ab	390,953	8,030,175

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
EPR Properties	192,727	$13,440,781
Equity Commonwealth[a]	369,934	11,245,994
Equity Residential[b]	1,095,621	72,234,293
Essex Property Trust Inc.	200,761	50,999,317
Extra Space Storage Inc.[b]	56,843	4,542,893
Federal Realty Investment Trust	135,476	16,827,474
Forest City Realty Trust Inc. Class A	777,579	19,836,040
Gaming and Leisure Properties Inc.	420,778	15,522,500
GGP Inc.[b]	1,894,423	39,347,166
HCP Inc.[b]	1,443,543	40,173,802
Healthcare Trust of America Inc. Class Ab	602,614	17,957,897
Highwoods Properties Inc.	308,636	16,076,849
Hospitality Properties Trust	496,602	14,148,191
Host Hotels & Resorts Inc.[b]	2,244,909	41,508,367
Hudson Pacific Properties Inc.	430,297	14,427,858
Invitation Homes Inc.	267,030	6,048,229
Iron Mountain Inc.[b]	101,611	3,952,668
JBG SMITH Properties[a]	262,473	8,979,201
Kilroy Realty Corp.	296,337	21,075,487
Kimco Realty Corp.[b]	1,268,890	24,806,799
Lamar Advertising Co. Class A	26,984	1,849,214
Liberty Property Trust[b]	451,856	18,553,207
Life Storage Inc.[b]	140,659	11,507,313
Macerich Co. (The)[b]	420,281	23,102,847
Medical Properties Trust Inc.[b]	1,111,785	14,597,737
Mid-America Apartment Communities Inc.	348,378	37,234,641
National Retail Properties Inc.[b]	456,475	19,016,748
Omega Healthcare Investors Inc.[b]	597,587	19,069,001
Outfront Media Inc.	365,228	9,196,441
Paramount Group Inc.[b]	615,777	9,852,432
Park Hotels & Resorts Inc.	443,617	12,226,085
Piedmont Office Realty Trust Inc. Class Ab	444,865	8,968,478
Prologis Inc.	1,620,282	102,823,096
Rayonier Inc.	394,876	11,407,968
Realty Income Corp.[b]	839,101	47,988,186
Regency Centers Corp.	458,141	28,423,068
Retail Properties of America Inc. Class A	698,750	9,174,587

Security	Shares	Value
Senior Housing Properties Trust[b]	710,218	$13,884,762
Simon Property Group Inc.[b]	89,911	14,476,570
SL Green Realty Corp.[b]	296,205	30,011,491
Spirit Realty Capital Inc.[b]	1,486,261	12,737,257
STORE Capital Corp.[b]	523,769	13,026,135
Sun Communities Inc.	236,831	20,291,680
Tanger Factory Outlet Centers Inc.[b]	268,037	6,545,464
Taubman Centers Inc.	90,893	4,517,382
UDR Inc.[b]	815,477	31,012,590
Uniti Group Inc.[a]	508,236	7,450,740
Ventas Inc.	1,089,858	70,982,452
VEREIT Inc.	3,001,822	24,885,104
Vornado Realty Trust	529,749	40,727,103
Weingarten Realty Investors	368,644	11,700,761
Welltower Inc.[b]	1,126,666	79,182,086
Weyerhaeuser Co.	2,293,673	78,053,692
WP Carey Inc.[b]	324,113	21,841,975

		1,738,671,119
FOOD & STAPLES RETAILING — 2.25%
Casey’s General Stores Inc.	116,253	12,723,891
CVS Health Corp.	3,132,968	254,772,958
Kroger Co. (The)	1,262,719	25,330,143
Rite Aid Corp.[a,b]	1,726,167	3,383,287
U.S. Foods Holding Corp.[a]	536,429	14,322,654
Wal-Mart Stores Inc.	4,484,579	350,425,003
Walgreens Boots Alliance Inc.	2,320,530	179,191,327

		840,149,263
FOOD PRODUCTS — 2.02%
Archer-Daniels-Midland Co.	1,694,130	72,017,466
Bunge Ltd.	431,048	29,940,594
Campbell Soup Co.	189,090	8,853,194
Conagra Brands Inc.	1,219,338	41,140,464
Flowers Foods Inc.	542,870	10,211,385
General Mills Inc.	512,656	26,535,075
Hain Celestial Group Inc. (The)[a,b]	312,438	12,856,824
Hershey Co. (The)	44,575	4,866,253
Hormel Foods Corp.	828,260	26,620,276
Ingredion Inc.	219,130	26,435,843
JM Smucker Co. (The)	337,382	35,401,493
Kellogg Co.	58,400	3,642,408
Kraft Heinz Co. (The)	1,848,619	143,360,403

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
Lamb Weston Holdings Inc.	345,782	$16,213,718
Mondelez International Inc. Class A	4,512,424	183,475,160
Pilgrim’s Pride Corp.[a,b]	17,705	502,999
Pinnacle Foods Inc.	362,999	20,752,653
Post Holdings Inc.[a,b]	199,285	17,590,887
Seaboard Corp.	808	3,640,040
TreeHouse Foods Inc.[a,b]	118,840	8,049,033
Tyson Foods Inc. Class A	856,275	60,324,574

		752,430,742
GAS UTILITIES — 0.18%
Atmos Energy Corp.	316,669	26,549,529
National Fuel Gas Co.	246,969	13,980,915
UGI Corp.	531,143	24,889,361

		65,419,805
HEALTH CARE EQUIPMENT & SUPPLIES — 2.77%
Abbott Laboratories	5,204,315	277,702,248
Alere Inc.[a,b]	264,149	13,468,958
Baxter International Inc.	1,390,066	87,226,641
Cooper Companies Inc. (The)	33,142	7,858,300
Danaher Corp.	1,885,341	161,724,551
DENTSPLY SIRONA Inc.	693,074	41,452,756
Hill-Rom Holdings Inc.	10,387	768,638
Hologic Inc.[a]	370,105	13,579,152
Medtronic PLC	3,909,687	304,056,358
STERIS PLC	257,090	22,726,756
Teleflex Inc.	115,801	28,020,368
Zimmer Biomet Holdings Inc.	620,507	72,655,165

		1,031,239,891
HEALTH CARE PROVIDERS & SERVICES — 2.33%
Acadia Healthcare Co. Inc.[a,b]	241,247	11,521,957
Aetna Inc.	675,935	107,480,424
Anthem Inc.	816,098	154,960,688
Brookdale Senior Living Inc.[a,b]	565,415	5,993,399
Cardinal Health Inc.	971,897	65,039,347
Centene Corp.[a]	456,660	44,190,988
Cigna Corp.	94,595	17,683,589
DaVita Inc.[a]	470,078	27,917,932
Envision Healthcare Corp.[a,b]	357,332	16,062,073
Express Scripts Holding Co.[a]	1,655,539	104,828,730
HCA Healthcare Inc.[a]	845,070	67,259,121
Humana Inc.	26,173	6,376,528
Laboratory Corp. of America Holdings[a]	313,806	47,375,292

Security	Shares	Value
LifePoint Health Inc.[a,b]	95,195	$5,511,791
McKesson Corp.	583,798	89,677,211
MEDNAX Inc.[a,b]	280,163	12,080,629
Patterson Companies Inc.	229,538	8,871,644
Premier Inc. Class Aa,b	106,769	3,477,466
Quest Diagnostics Inc.	420,327	39,359,420
Universal Health Services Inc. Class B	266,548	29,570,835
WellCare Health Plans Inc.[a]	9,905	1,701,085

		866,940,149
HOTELS, RESTAURANTS & LEISURE — 0.73%
Aramark	428,907	17,417,913
Carnival Corp.	1,251,997	80,841,446
Extended Stay America Inc.	258,619	5,172,380
Hilton Worldwide Holdings Inc.	76,870	5,338,622
Hyatt Hotels Corp. Class Aa,b	143,066	8,840,048
International Game Technology PLC	325,237	7,984,568
MGM Resorts International	1,443,167	47,032,813
Norwegian Cruise Line Holdings Ltd.[a]	537,215	29,036,471
Royal Caribbean Cruises Ltd.	527,512	62,531,273
Yum China Holdings Inc.[a]	154,226	6,164,413

		270,359,947
HOUSEHOLD DURABLES — 0.70%
CalAtlantic Group Inc.[b]	249,047	9,122,592
DR Horton Inc.	473,289	18,898,430
Garmin Ltd.	370,895	20,017,203
Leggett & Platt Inc.	79,469	3,793,056
Lennar Corp. Class A	612,552	32,342,746
Lennar Corp. Class Bb	30,017	1,353,166
Mohawk Industries Inc.[a]	178,122	44,086,976
Newell Brands Inc.	1,475,263	62,949,472
PulteGroup Inc.	615,152	16,812,104
Tempur Sealy International Inc.[a]	87,560	5,649,371
Toll Brothers Inc.	247,830	10,277,510
Whirlpool Corp.	201,827	37,224,972

		262,527,598
HOUSEHOLD PRODUCTS — 2.33%
Clorox Co. (The)	58,755	7,750,372
Colgate-Palmolive Co.	2,230,188	162,469,196
Kimberly-Clark Corp.	161,273	18,978,607
Procter & Gamble Co. (The)	7,478,518	680,395,567

		869,593,742

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.19%
AES Corp./VA	2,030,330	$22,374,237
Calpine Corp.[a]	1,104,244	16,287,599
NRG Energy Inc.	738,572	18,900,057
Vistra Energy Corp.[b]	741,382	13,856,430

		71,418,323
INDUSTRIAL CONGLOMERATES — 1.87%
Carlisle Companies Inc.	190,263	19,081,476
General Electric Co.	22,098,313	534,337,208
Honeywell International Inc.	974,671	138,149,868
Roper Technologies Inc.	16,676	4,058,939

		695,627,491
INSURANCE — 4.70%
Aflac Inc.	1,194,268	97,201,473
Alleghany Corp.[a]	44,809	24,824,634
Allstate Corp. (The)	809,749	74,424,031
American Financial Group Inc./OH	215,807	22,325,234
American International Group Inc.	2,434,878	149,477,160
American National Insurance Co.	22,084	2,607,679
Arch Capital Group Ltd.[a,b]	337,270	33,221,095
Arthur J Gallagher & Co.	171,640	10,564,442
Aspen Insurance Holdings Ltd.	125,396	5,065,998
Assurant Inc.	133,637	12,765,006
Assured Guaranty Ltd.	359,976	13,589,094
Athene Holding Ltd. Class Aa,b	331,512	17,848,606
Axis Capital Holdings Ltd.	249,417	14,294,088
Brighthouse Financial Inc.[a]	256,257	15,580,426
Brown & Brown Inc.	360,311	17,363,387
Chubb Ltd.	1,430,836	203,965,672
Cincinnati Financial Corp.	472,873	36,207,886
CNA Financial Corp.	82,633	4,152,308
Erie Indemnity Co. Class A	18,591	2,241,517
Everest Re Group Ltd.	124,729	28,486,856
First American Financial Corp.	326,715	16,325,949
FNF Group	804,488	38,181,001
Hanover Insurance Group Inc. (The)	130,301	12,630,076
Hartford Financial Services Group Inc. (The)	1,122,426	62,216,073

Security	Shares	Value
Lincoln National Corp.	679,519	$49,931,056
Loews Corp.	855,504	40,944,421
Markel Corp.[a]	41,892	44,739,818
Mercury General Corp.	83,398	4,727,833
MetLife Inc.	2,782,666	144,559,499
Old Republic International Corp.	748,979	14,747,397
Principal Financial Group Inc.	819,194	52,706,942
ProAssurance Corp.	161,214	8,810,345
Prudential Financial Inc.	1,319,357	140,274,036
Reinsurance Group of America Inc.	197,251	27,522,432
RenaissanceRe Holdings Ltd.	112,517	15,205,547
Torchmark Corp.	354,514	28,393,026
Travelers Companies Inc. (The)	848,100	103,909,212
Unum Group	693,483	35,457,786
Validus Holdings Ltd.	236,941	11,659,867
White Mountains Insurance Group Ltd.[b]	13,366	11,454,662
Willis Towers Watson PLC	388,844	59,971,410
WR Berkley Corp.	292,479	19,520,048
XL Group Ltd.	525,249	20,721,073

		1,750,816,101
INTERNET & DIRECT MARKETING RETAIL — 0.11%
Liberty Expedia Holdings Inc. Class Aa	135,092	7,174,736
Liberty Interactive Corp. QVC Group Series Aa	554,144	13,061,174
Liberty Ventures Series Aa	244,647	14,079,435
TripAdvisor Inc.[a]	179,020	7,255,681

		41,571,026
INTERNET SOFTWARE & SERVICES — 0.51%
Akamai Technologies Inc.[a]	518,180	25,245,730
eBay Inc.[a]	3,079,673	118,444,223
LogMeIn Inc.	59,579	6,556,669
Twitter Inc.[a,b]	1,924,272	32,462,469
Zillow Group Inc. Class Aa,b	45,628	1,831,964
Zillow Group Inc. Class Ca,b	99,032	3,982,077

		188,523,132
IT SERVICES — 0.69%
Amdocs Ltd.	446,661	28,729,236
Booz Allen Hamilton Holding Corp.	22,642	846,584
Conduent Inc.[a,b]	582,499	9,127,759

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
CoreLogic Inc./U.S.[a]	106,627	$4,928,300
DST Systems Inc.	168,830	9,265,390
Fidelity National Information Services Inc.	435,386	40,660,699
International Business Machines Corp.	827,646	120,074,882
Leidos Holdings Inc.	436,600	25,855,452
Sabre Corp.	140,087	2,535,575
Teradata Corp.[a,b]	385,577	13,028,647
WEX Inc.[a,b]	24,183	2,713,816

		257,766,340
LEISURE PRODUCTS — 0.07%
Brunswick Corp./DE	50,560	2,829,843
Hasbro Inc.	84,943	8,296,383
Mattel Inc.	853,623	13,214,084

		24,340,310
LIFE SCIENCES TOOLS & SERVICES — 0.67%
Agilent Technologies Inc.	750,504	48,182,357
Bio-Rad Laboratories Inc. Class Aa	64,391	14,308,968
Bruker Corp.	204,420	6,081,495
PerkinElmer Inc.	272,399	18,787,359
QIAGEN NV	461,229	14,528,713
Quintiles IMS Holdings Inc.[a]	134,327	12,770,468
Thermo Fisher Scientific Inc.	673,564	127,438,309
VWR Corp.[a]	264,270	8,749,980

		250,847,649
MACHINERY — 1.40%
AGCO Corp.	204,669	15,098,432
Caterpillar Inc.	164,366	20,498,084
Colfax Corp.[a]	271,566	11,308,008
Crane Co.	153,378	12,268,706
Cummins Inc.	331,167	55,645,991
Donaldson Co. Inc.	33,171	1,523,876
Dover Corp.	424,599	38,804,103
Flowserve Corp.	400,921	17,075,225
Fortive Corp.	89,706	6,350,288
IDEX Corp.	15,076	1,831,282
Ingersoll-Rand PLC	391,692	34,927,176
ITT Inc.	272,623	12,069,020
Oshkosh Corp.	228,928	18,895,717
PACCAR Inc.	1,054,194	76,260,394
Parker-Hannifin Corp.	54,888	9,606,498

Security	Shares	Value
Pentair PLC	509,495	$34,625,280
Snap-on Inc.	153,549	22,880,337
Stanley Black & Decker Inc.	422,157	63,733,042
Terex Corp.	255,041	11,481,946
Timken Co. (The)	212,248	10,304,640
Trinity Industries Inc.	461,530	14,722,807
Wabtec Corp./DEb	179,060	13,563,795
Xylem Inc./NY	263,900	16,528,057

		520,002,704
MARINE — 0.03%
Kirby Corp.[a,b]	163,620	10,790,739

		10,790,739
MEDIA — 2.34%
Charter Communications Inc. Class Aa	192,067	69,800,989
Cinemark Holdings Inc.	326,363	11,817,604
Comcast Corp. Class A	1,087,184	41,834,840
Discovery Communications Inc. Class Aa,b	465,421	9,908,813
Discovery Communications Inc. Class C NVS[a,b]	626,052	12,683,814
DISH Network Corp. Class Aa	155,379	8,426,203
Interpublic Group of Companies Inc. (The)	186,382	3,874,882
John Wiley & Sons Inc. Class A	135,955	7,273,593
Liberty Broadband Corp. Class Aa,b	78,363	7,380,227
Liberty Broadband Corp. Class Ca,b	319,313	30,430,529
Liberty Media Corp.-Liberty Formula One Class Aa	75,966	2,771,999
Liberty Media Corp.-Liberty Formula One Class Ca,b	576,393	21,954,809
Liberty Media Corp.-Liberty SiriusXM Class Aa	273,179	11,446,200
Liberty Media Corp.-Liberty SiriusXM Class Ca	549,093	22,990,524
Lions Gate Entertainment Corp. Class Aa	56,146	1,878,084
Lions Gate Entertainment Corp. Class Ba,b	108,300	3,442,857

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
Madison Square Garden Co. (The)[a]	51,839	$11,098,730
News Corp. Class A	1,170,659	15,522,938
News Corp. Class B	372,884	5,089,867
Regal Entertainment Group Class A	254,823	4,077,168
Scripps Networks Interactive Inc. Class A	119,375	10,253,119
Sirius XM Holdings Inc.[b]	235,695	1,301,036
TEGNA Inc.	659,450	8,790,469
Time Warner Inc.	2,386,786	244,526,226
Tribune Media Co. Class A	222,805	9,103,812
Twenty-First Century Fox Inc. Class A	3,042,909	80,271,939
Twenty-First Century Fox Inc. Class B	1,280,132	33,014,604
Viacom Inc. Class Ab	30,795	1,130,177
Viacom Inc. Class B NVS	1,079,900	30,064,416
Walt Disney Co. (The)	1,527,065	150,522,797

		872,683,265
METALS & MINING — 0.69%
Alcoa Corp.	567,955	26,478,062
Freeport-McMoRan Inc.[a]	3,336,630	46,846,285
Newmont Mining Corp.	1,641,345	61,566,851
Nucor Corp.	981,075	54,979,443
Reliance Steel & Aluminum Co.	217,432	16,561,795
Royal Gold Inc.	125,642	10,810,238
Southern Copper Corp.	26,960	1,071,930
Steel Dynamics Inc.	622,507	21,457,816
Tahoe Resources Inc.	947,518	4,993,420
U.S. Steel Corp.	533,100	13,679,346

		258,445,186
MORTGAGE REAL ESTATE INVESTMENT — 0.35%
AGNC Investment Corp.	1,172,150	25,412,212
Annaly Capital Management Inc.	3,296,161	40,180,203
Chimera Investment Corp.[b]	575,189	10,882,576
MFA Financial Inc.[b]	1,205,940	10,564,034
New Residential Investment Corp.	942,819	15,773,362
Starwood Property Trust Inc.[b]	783,164	17,010,322
Two Harbors Investment Corp.[b]	1,063,593	10,721,017

		130,543,726

Security	Shares	Value
MULTI-UTILITIES — 1.90%
Ameren Corp.	744,926	$43,086,520
CenterPoint Energy Inc.	1,326,300	38,741,223
CMS Energy Corp.	858,895	39,784,017
Consolidated Edison Inc.	941,146	75,931,659
Dominion Energy Inc.	1,973,367	151,811,123
DTE Energy Co.	549,956	59,043,276
MDU Resources Group Inc.	596,599	15,481,744
NiSource Inc.	997,706	25,531,297
Public Service Enterprise Group Inc.	1,554,317	71,887,161
SCANA Corp.	404,348	19,606,835
Sempra Energy	772,124	88,122,512
Vectren Corp.	255,442	16,800,420
WEC Energy Group Inc.	970,869	60,951,156

		706,778,943
MULTILINE RETAIL — 0.51%
Dollar General Corp.	523,599	42,437,699
Dollar Tree Inc.[a]	37,537	3,258,962
Kohl’s Corp.	519,754	23,726,770
Macy’s Inc.	938,362	20,475,059
Target Corp.	1,699,184	100,268,848

		190,167,338
OIL, GAS & CONSUMABLE FUELS — 9.52%
Anadarko Petroleum Corp.	1,723,683	84,201,915
Andeavor	478,354	49,342,215
Antero Resources Corp.[a,b]	359,266	7,149,393
Apache Corp.	1,111,864	50,923,371
Cabot Oil & Gas Corp.	417,403	11,165,530
Centennial Resource Development Inc./DE Class Aa,b	340,053	6,110,752
Cheniere Energy Inc.[a,b]	212,751	9,582,305
Chesapeake Energy Corp.[a,b]	2,590,119	11,137,512
Chevron Corp.	5,817,789	683,590,208
Cimarex Energy Co.	19,611	2,229,182
Concho Resources Inc.[a,b]	452,910	59,657,305
ConocoPhillips	3,748,244	187,599,612
CONSOL Energy Inc.[a,b]	699,039	11,841,721
Continental Resources Inc./OKa,b	149,194	5,760,380
Devon Energy Corp.	1,498,989	55,027,886
Diamondback Energy Inc.[a,b]	231,452	22,673,038
Energen Corp.[a]	298,162	16,303,498

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
EOG Resources Inc.	1,607,456	$155,505,294
EQT Corp.	531,142	34,651,704
Extraction Oil & Gas Inc.[a]	369,427	5,685,482
Exxon Mobil Corp.	13,049,871	1,069,828,425
Gulfport Energy Corp.[a]	440,641	6,318,792
Hess Corp.	870,634	40,824,028
HollyFrontier Corp.	544,293	19,578,219
Kinder Morgan Inc./DE	5,918,436	113,515,603
Kosmos Energy Ltd.[a,b]	711,586	5,664,225
Marathon Oil Corp.	2,608,896	35,376,630
Marathon Petroleum Corp.	1,544,126	86,594,586
Murphy Oil Corp.	500,900	13,303,904
Noble Energy Inc.	1,480,872	41,997,530
Occidental Petroleum Corp.	2,349,709	150,874,815
Parsley Energy Inc. Class Aa,b	241,937	6,372,621
PBF Energy Inc. Class A	336,016	9,277,402
Phillips 66	1,341,218	122,868,981
Pioneer Natural Resources Co.	519,859	76,699,997
QEP Resources Inc.[a]	735,706	6,305,000
Range Resources Corp.[b]	698,363	13,666,964
Rice Energy Inc.[a]	247,249	7,155,386
RSP Permian Inc.[a,b]	200,470	6,934,257
SM Energy Co.[b]	334,943	5,941,889
Southwestern Energy Co.[a,b]	1,551,167	9,477,630
Targa Resources Corp.	646,878	30,597,329
Valero Energy Corp.	1,374,469	105,737,900
Whiting Petroleum Corp.[a,b]	1,105,344	6,035,178
Williams Companies Inc. (The)	2,171,509	65,166,985
World Fuel Services Corp.	208,770	7,079,391
WPX Energy Inc.[a]	1,215,942	13,983,333

		3,547,315,303
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	190,891	8,282,760

		8,282,760
PERSONAL PRODUCTS — 0.12%
Coty Inc. Class A	1,435,871	23,734,948
Edgewell Personal Care Co.[a]	175,960	12,804,609
Nu Skin Enterprises Inc. Class A	115,524	7,102,415

		43,641,972

Security	Shares	Value
PHARMACEUTICALS — 6.85%
Akorn Inc.[a,b]	14,030	$465,656
Allergan PLC	1,033,133	211,740,608
Bristol-Myers Squibb Co.	2,575,204	164,143,503
Endo International PLC[a]	663,935	5,686,603
Johnson & Johnson	7,030,493	914,034,395
Mallinckrodt PLC[a,b]	304,220	11,368,701
Merck & Co. Inc.	7,963,391	509,895,926
Mylan NVa,b	1,642,600	51,528,362
Perrigo Co. PLC	409,610	34,673,487
Pfizer Inc.	18,206,486	649,971,550

		2,553,508,791
PROFESSIONAL SERVICES — 0.27%
Dun & Bradstreet Corp. (The)	68,686	7,995,737
IHS Markit Ltd.[a]	507,693	22,379,107
ManpowerGroup Inc.	205,711	24,236,870
Nielsen Holdings PLC	1,097,879	45,507,085

		100,118,799
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
CBRE Group Inc. Class Aa	506,408	19,182,735
Howard Hughes Corp. (The)[a,b]	104,557	12,330,407
Jones Lang LaSalle Inc.	138,663	17,124,881
Realogy Holdings Corp.	407,056	13,412,495

		62,050,518
ROAD & RAIL — 0.63%
AMERCO	15,443	5,789,581
CSX Corp.	269,336	14,614,171
Genesee & Wyoming Inc. Class Aa,b	187,073	13,845,273
Kansas City Southern	324,910	35,311,219
Norfolk Southern Corp.	890,268	117,729,040
Old Dominion Freight Line Inc.	71,055	7,823,866
Ryder System Inc.	163,269	13,804,394
Union Pacific Corp.	231,327	26,826,992

		235,744,536
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.56%
Cypress Semiconductor Corp.	925,493	13,900,905
First Solar Inc.[a,b]	249,212	11,433,847
Intel Corp.	14,508,157	552,470,619
Marvell Technology Group Ltd.	1,237,927	22,158,893
Micron Technology Inc.[a]	785,711	30,902,014

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
Microsemi Corp.[a]	66,905	$3,444,269
NXP Semiconductors NVa	455,543	51,517,358
ON Semiconductor Corp.[a,b]	71,802	1,326,183
Qorvo Inc.[a,b]	186,180	13,159,202
QUALCOMM Inc.	4,548,304	235,784,079
Teradyne Inc.	40,943	1,526,764
Versum Materials Inc.	303,738	11,791,109
Xilinx Inc.	41,295	2,924,925

		952,340,167
SOFTWARE — 1.39%
Autodesk Inc.[a]	116,183	13,042,704
CA Inc.	968,276	32,321,053
FireEye Inc.[a,b]	538,465	9,030,058
Guidewire Software Inc.[a,b]	138,548	10,787,347
Nuance Communications Inc.[a,b]	881,468	13,856,677
Oracle Corp.	8,132,058	393,185,004
SS&C Technologies Holdings Inc.	45,538	1,828,351
Synopsys Inc.[a]	424,154	34,157,122
Zynga Inc. Class Aa,b	2,325,712	8,791,191

		516,999,507
SPECIALTY RETAIL — 0.66%
Advance Auto Parts Inc.[b]	160,208	15,892,634
AutoNation Inc.[a,b]	197,092	9,353,986
AutoZone Inc.[a]	12,546	7,466,250
Bed Bath & Beyond Inc.	428,846	10,065,016
Best Buy Co. Inc.	811,475	46,221,616
Burlington Stores Inc.[a,b]	90,648	8,653,258
Dick’s Sporting Goods Inc.	55,874	1,509,157
Foot Locker Inc.	373,469	13,153,578
GameStop Corp. Class A	305,425	6,310,080
Gap Inc. (The)	692,906	20,461,514
L Brands Inc.	623,429	25,940,881
Michaels Companies Inc. (The)[a,b]	72,375	1,553,891
Murphy USA Inc.[a,b]	105,860	7,304,340
Penske Automotive Group Inc.	109,329	5,200,780
Sally Beauty Holdings Inc.[a,b]	256,654	5,025,285
Signet Jewelers Ltd.	209,985	13,974,502
Tiffany & Co.	331,851	30,457,285
Urban Outfitters Inc.[a,b]	264,342	6,317,774
Williams-Sonoma Inc.[b]	213,967	10,668,395

		245,530,222

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.73%
Hewlett Packard Enterprise Co.	5,027,020	$73,947,464
HP Inc.	5,212,086	104,033,237
NetApp Inc.	121,110	5,299,774
Western Digital Corp.	768,571	66,404,534
Xerox Corp.	705,169	23,475,076

		273,160,085
TEXTILES, APPAREL & LUXURY GOODS — 0.32%
Coach Inc.	719,369	28,976,183
Michael Kors Holdings Ltd.[a]	410,564	19,645,487
PVH Corp.	238,480	30,062,789
Ralph Lauren Corp.	168,840	14,906,884
Skechers U.S.A. Inc. Class Aa,b	228,972	5,744,908
Under Armour Inc. Class Aa,b	153,021	2,521,786
Under Armour Inc. Class Ca,b	155,264	2,332,065
VF Corp.	258,104	16,407,671

		120,597,773
THRIFTS & MORTGAGE FINANCE — 0.06%
New York Community Bancorp. Inc.	1,461,232	18,835,281
TFS Financial Corp.	160,601	2,590,494

		21,425,775
TOBACCO — 1.29%
Philip Morris International Inc.	4,346,629	482,519,285

		482,519,285
TRADING COMPANIES & DISTRIBUTORS — 0.08%
Air Lease Corp.	278,233	11,858,290
MSC Industrial Direct Co. Inc. Class A	79,926	6,040,008
WESCO International Inc.[a]	149,676	8,718,627
WW Grainger Inc.	9,508	1,709,063

		28,325,988
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	239,210	17,266,178

		17,266,178
WATER UTILITIES — 0.17%
American Water Works Co. Inc.	548,257	44,359,474
Aqua America Inc.	546,348	18,133,290

		62,492,764

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

September 30, 2017

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a,b]	1,933,606	$15,043,455
T-Mobile U.S. Inc.[a,b]	346,282	21,351,748
Telephone & Data Systems Inc.	297,167	8,287,988
U.S. Cellular Corp.[a,b]	37,719	1,335,252

		46,018,443

TOTAL COMMON STOCKS
(Cost: $32,138,764,459)		37,166,293,590

SHORT-TERM INVESTMENTS — 1.59%

MONEY MARKET FUNDS — 1.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	540,187,163	540,349,219
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	50,747,902	50,747,902

		591,097,121

TOTAL SHORT-TERM INVESTMENTS
(Cost: $591,015,129)		591,097,121

TOTAL INVESTMENTS IN SECURITIES — 101.31%
(Cost: $32,729,779,588)		37,757,390,711
Other Assets, Less Liabilities — (1.31)%		(486,763,504)

NET ASSETS — 100.00%		$37,270,627,207

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

37

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.99%

AEROSPACE & DEFENSE — 1.48%
AAR Corp.	652,710	$24,659,384
Aerojet Rocketdyne Holdings Inc.[a,b]	1,387,239	48,567,237
Aerovironment Inc.[a,b]	425,956	23,052,739
Astronics Corp.[a,b]	439,984	13,089,524
Axon Enterprise Inc.[a,b]	1,043,338	23,652,472
Cubic Corp.	503,325	25,669,575
Curtiss-Wright Corp.	887,166	92,744,334
DigitalGlobe Inc.[a]	1,239,561	43,694,525
Ducommun Inc.[a,b]	216,199	6,929,178
Engility Holdings Inc.[a]	362,750	12,580,170
Esterline Technologies Corp.[a,b]	523,661	47,208,039
KeyW Holding Corp. (The)[a,b]	965,748	7,349,342
KLX Inc.[a,b]	1,037,054	54,891,268
Kratos Defense & Security Solutions Inc.[a,b]	1,435,453	18,775,725
Mercury Systems Inc.[a,b]	943,208	48,933,631
Moog Inc. Class Aa	637,465	53,183,705
National Presto Industries Inc.	100,022	10,647,342
Sparton Corp.[a,b]	200,072	4,643,671
Triumph Group Inc.	979,567	29,142,118
Vectrus Inc.[a,b]	220,528	6,801,084
Wesco Aircraft Holdings Inc.[a,b]	1,122,699	10,553,371

		606,768,434
AIR FREIGHT & LOGISTICS — 0.33%
Air Transport Services Group Inc.[a,b]	1,185,667	28,859,135
Atlas Air Worldwide Holdings Inc.[a,b]	466,093	30,668,919
Echo Global Logistics Inc.[a,b]	543,001	10,235,569
Forward Air Corp.	603,887	34,560,453
Hub Group Inc. Class Aa,b	650,789	27,951,388
Radiant Logistics Inc.[a,b]	792,094	4,206,019

		136,481,483
AIRLINES — 0.29%
Allegiant Travel Co.	252,979	33,317,335
Hawaiian Holdings Inc.[a,b]	1,068,815	40,134,003
SkyWest Inc.	1,020,760	44,811,364

		118,262,702

Security	Shares	Value
AUTO COMPONENTS — 1.23%
American Axle & Manufacturing Holdings Inc.[a,b]	1,676,425	$29,471,552
Cooper Tire & Rubber Co.	1,070,713	40,044,666
Cooper-Standard Holdings Inc.[a,b]	352,796	40,913,752
Dana Inc.	2,915,113	81,506,559
Dorman Products Inc.[a,b]	551,365	39,488,761
Fox Factory Holding Corp.[a,b]	707,632	30,498,939
Gentherm Inc.[a,b]	740,662	27,515,593
Horizon Global Corp.[a,b]	500,720	8,832,701
LCI Industries[b]	487,201	56,442,236
Modine Manufacturing Co.[a,b]	987,634	19,011,955
Motorcar Parts of America Inc.[a,b]	365,834	10,777,470
Shiloh Industries Inc.[a]	285,609	2,970,334
Standard Motor Products Inc.	425,329	20,522,124
Stoneridge Inc.[a,b]	546,779	10,831,692
Superior Industries International Inc.	490,696	8,170,088
Tenneco Inc.	1,068,408	64,820,313
Tower International Inc.	393,993	10,716,610
VOXX International Corp.[a,b]	404,495	3,458,432

		505,993,777
AUTOMOBILES — 0.07%
Winnebago Industries Inc.	628,264	28,114,814

		28,114,814
BANKS — 10.40%
1st Source Corp.	322,772	16,396,818
Access National Corp.	296,287	8,491,585
ACNB Corp.	123,615	3,424,136
Allegiance Bancshares Inc.[a,b]	232,108	8,541,574
American National Bankshares Inc.	168,985	6,962,182
Ameris Bancorp.	725,423	34,820,304
Ames National Corp.	172,017	5,134,707
Arrow Financial Corp.	242,020	8,313,387
Atlantic Capital Bancshares Inc.[a,b]	413,196	7,499,507
Banc of California Inc.[b]	879,443	18,248,442
BancFirst Corp.	338,073	19,185,643
Banco Latinoamericano de Comercio Exterior SA Class E	620,167	18,257,716

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Bancorp. Inc. (The)[a]	1,004,278	$8,305,379
BancorpSouth Inc.	1,738,145	55,707,547
Bank of Commerce Holdings[b]	309,785	3,562,528
Bank of Marin Bancorp.	121,887	8,349,260
Bank of NT Butterfield & Son Ltd. (The)	1,082,217	39,652,431
Bankwell Financial Group Inc.	118,935	4,393,459
Banner Corp.	657,577	40,296,319
Bar Harbor Bankshares	311,129	9,757,005
BCB Bancorp. Inc.	190,601	2,658,884
Berkshire Hills Bancorp. Inc.	810,367	31,401,721
Blue Hills Bancorp. Inc.	478,410	9,185,472
Boston Private Financial Holdings Inc.	1,677,795	27,767,507
Bridge Bancorp. Inc.	379,844	12,895,704
Brookline Bancorp. Inc.	1,524,476	23,629,378
Bryn Mawr Bank Corp.	340,846	14,929,055
Byline Bancorp Inc.[a]	136,086	2,893,188
C&F Financial Corp.	67,378	3,705,790
Cadence BanCorp[a,b]	181,410	4,157,917
California First National Bancorp.	47,838	865,868
Camden National Corp.	309,356	13,500,296
Capital Bank Financial Corp. Class A	594,539	24,405,826
Capital City Bank Group Inc.	226,325	5,434,063
Capstar Financial Holdings Inc.[a,b]	170,956	3,347,318
Carolina Financial Corp.[b]	287,933	10,331,036
Cathay General Bancorp.	1,538,178	61,834,756
CenterState Bank Corp.	1,078,573	28,905,756
Central Pacific Financial Corp.	533,384	17,164,297
Central Valley Community Bancorp.	201,369	4,490,529
Century Bancorp. Inc./MA Class A	60,018	4,807,442
Chemical Financial Corp.	1,420,464	74,233,449
Chemung Financial Corp.	62,122	2,925,946
Citizens & Northern Corp.	239,175	5,874,138
City Holding Co.	302,199	21,731,130
Civista Bancshares Inc.	197,967	4,422,583
CNB Financial Corp./PA	299,112	8,171,740

Security	Shares	Value
CoBiz Financial Inc.	755,184	$14,831,814
Codorus Valley Bancorp. Inc.	165,605	5,085,730
Columbia Banking System Inc.	1,177,420	49,581,156
Commerce Union Bancshares Inc.[b]	138,810	3,217,616
Community Bank System Inc.	989,043	54,644,626
Community Bankers Trust Corp.[a]	432,903	3,982,708
Community Financial Corp. (The )[b]	78,352	2,771,310
Community Trust Bancorp. Inc.	310,377	14,432,531
ConnectOne Bancorp. Inc.	603,414	14,843,984
County Bancorp. Inc.	93,980	2,824,099
CU Bancorp.[a]	334,387	12,965,856
Customers Bancorp. Inc.[a,b]	569,406	18,574,024
CVB Financial Corp.	2,082,587	50,336,128
DNB Financial Corp.[b]	62,565	2,202,288
Eagle Bancorp. Inc.[a,b]	635,434	42,605,850
Enterprise Bancorp. Inc./MA	192,338	6,983,793
Enterprise Financial Services Corp.	445,158	18,852,441
Equity Bancshares Inc. Class Aa,b	212,839	7,572,812
Evans Bancorp. Inc.	92,525	3,997,080
Farmers & Merchants Bancorp. Inc./ Archbold OHb	175,064	6,381,083
Farmers Capital Bank Corp.	154,696	6,504,967
Farmers National Banc Corp.	521,829	7,853,526
FB Financial Corp.[a,b]	260,042	9,808,784
FCB Financial Holdings Inc. Class Aa,b	706,035	34,101,490
Fidelity Southern Corp.	435,470	10,294,511
Financial Institutions Inc.	286,966	8,264,621
First Bancorp. Inc./ME	204,108	6,186,513
First BanCorp./Puerto Rico[a]	3,837,064	19,645,768
First Bancorp./Southern Pines NC	487,690	16,781,413
First Bancshares Inc. (The)[b]	169,348	5,105,842
First Busey Corp.	754,756	23,669,148
First Business Financial Services Inc.	177,286	4,033,257

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
First Citizens BancShares Inc./NC Class A	149,783	$56,002,366
First Commonwealth Financial Corp.	1,940,280	27,416,156
First Community Bancshares Inc./VA	333,283	9,701,868
First Connecticut Bancorp. Inc./Farmington CT	282,775	7,564,231
First Financial Bancorp.	1,234,428	32,280,292
First Financial Bankshares Inc.	1,276,821	57,712,309
First Financial Corp./IN	211,733	10,078,491
First Financial Northwest Inc.	167,578	2,847,150
First Foundation Inc.[a,b]	569,843	10,194,491
First Guaranty Bancshares Inc.[b]	76,738	2,067,322
First Internet Bancorp.	127,196	4,108,431
First Interstate BancSystem Inc.[b]	518,506	19,832,854
First Merchants Corp.	826,510	35,482,074
First Mid-Illinois Bancshares Inc.	200,625	7,704,000
First Midwest Bancorp. Inc./IL	2,065,133	48,365,415
First Northwest Bancorp.[a,b]	205,807	3,519,300
First of Long Island Corp. (The)	466,796	14,213,938
Flushing Financial Corp.	555,287	16,503,130
FNB Bancorp./CA	104,794	3,554,612
Franklin Financial Network Inc.[a,b]	237,093	8,452,365
Fulton Financial Corp.	3,458,861	64,853,644
German American Bancorp. Inc.	429,879	16,348,298
Glacier Bancorp. Inc.	1,571,557	59,341,992
Great Southern Bancorp. Inc.	221,202	12,309,891
Great Western Bancorp. Inc.	1,193,304	49,259,589
Green Bancorp. Inc.[a,b]	428,225	10,127,521
Guaranty Bancorp.	459,609	12,777,130
Guaranty Bancshares Inc./TXb	39,286	1,256,759
Hancock Holding Co.	1,689,888	81,875,074
Hanmi Financial Corp.	629,650	19,487,667

Security	Shares	Value
HarborOne Bancorp Inc.[a,b]	259,608	$4,883,226
Heartland Financial USA Inc.	488,580	24,135,852
Heritage Commerce Corp.	719,178	10,233,903
Heritage Financial Corp./WA	586,969	17,315,585
Hilltop Holdings Inc.	1,486,921	38,659,946
Home BancShares Inc./AR	3,166,154	79,850,404
HomeTrust Bancshares Inc.[a,b]	338,447	8,681,166
Hope Bancorp Inc.	2,599,094	46,029,955
Horizon Bancorp./IN	423,944	12,366,446
Howard Bancorp. Inc.[a]	176,074	3,679,947
IBERIABANK Corp.	1,014,187	83,315,462
Independent Bank Corp./MI	409,240	9,269,286
Independent Bank Corp./Rockland MA	536,783	40,070,851
Independent Bank Group Inc.	353,335	21,306,100
International Bancshares Corp.	1,097,523	44,010,672
Investar Holding Corp.	163,049	3,929,481
Investors Bancorp. Inc.	5,195,534	70,867,084
Lakeland Bancorp. Inc.	895,399	18,266,140
Lakeland Financial Corp.	478,957	23,334,785
LCNB Corp.	178,928	3,748,542
LegacyTexas Financial Group Inc.	905,307	36,139,855
Live Oak Bancshares Inc.	454,252	10,652,209
Macatawa Bank Corp.	528,136	5,418,675
MainSource Financial Group Inc.	492,592	17,664,349
MB Financial Inc.	1,623,359	73,083,622
MBT Financial Corp.	356,745	3,906,358
Mercantile Bank Corp.	326,965	11,411,079
Middlefield Banc Corp.[b]	52,271	2,409,693
Midland States Bancorp. Inc.	309,329	9,799,543
MidSouth Bancorp. Inc.[b]	290,919	3,505,574
MidWestOne Financial Group Inc.	221,792	7,487,698
MutualFirst Financial Inc.	122,313	4,702,935
National Bank Holdings Corp. Class A	495,442	17,682,325
National Bankshares Inc.	135,698	6,099,625
National Commerce Corp.[a,b]	214,456	9,178,717
NBT Bancorp. Inc.	853,370	31,335,746
Nicolet Bankshares Inc.[a,b]	177,577	10,216,005

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Northeast Bancorp	43,876	$1,147,357
Northrim BanCorp. Inc.	134,016	4,683,859
Norwood Financial Corp.[b]	113,688	3,469,758
OFG Bancorp.	885,453	8,101,895
Ohio Valley Banc Corp.	82,328	2,996,739
Old Line Bancshares Inc.	167,997	4,703,916
Old National Bancorp./IN	2,693,366	49,288,598
Old Point Financial Corp.	71,552	2,318,285
Old Second Bancorp. Inc.	592,543	7,969,703
Opus Bank	416,227	9,989,448
Orrstown Financial Services Inc.	149,523	3,723,123
Pacific Continental Corp.	427,678	11,525,922
Pacific Mercantile Bancorp.[a,b]	348,364	3,187,531
Pacific Premier Bancorp. Inc.[a,b]	785,334	29,646,358
Paragon Commercial Corp.[a]	83,557	4,717,628
Park National Corp.	267,069	28,840,781
Park Sterling Corp.	1,031,183	12,807,293
Parke Bancorp. Inc.	115,423	2,562,391
Peapack Gladstone Financial Corp.	332,518	11,219,157
Penns Woods Bancorp. Inc.	91,415	4,248,055
People’s Utah Bancorp.	271,272	8,802,776
Peoples Bancorp. Inc./OH	337,683	11,342,772
Peoples Bancorp. of North Carolina Inc.	84,308	3,003,051
Peoples Financial Services Corp.	143,744	6,870,963
Preferred Bank/Los Angeles CA	258,103	15,576,516
Premier Financial Bancorp. Inc.	189,205	4,122,777
QCR Holdings Inc.	243,883	11,096,677
RBB Bancorp[a]	75,667	1,732,018
Renasant Corp.	863,649	37,050,542
Republic Bancorp. Inc./KY Class A	192,486	7,485,781
Republic First Bancorp. Inc.[a,b]	976,267	9,030,470
S&T Bancorp. Inc.	693,652	27,454,746
Sandy Spring Bancorp. Inc.	471,059	19,520,685
Seacoast Banking Corp. of Florida[a,b]	852,059	20,355,690

Security	Shares	Value
ServisFirst Bancshares Inc.[b]	926,734	$36,003,616
Shore Bancshares Inc.	253,404	4,219,177
Sierra Bancorp.	245,804	6,673,579
Simmons First National Corp. Class A	622,772	36,058,499
SmartFinancial Inc.[a,b]	143,481	3,452,153
South State Corp.	581,667	52,379,113
Southern First Bancshares Inc.[a,b]	130,192	4,732,479
Southern National Bancorp. of Virginia Inc.	427,897	7,269,970
Southside Bancshares Inc.	539,787	19,626,655
Southwest Bancorp. Inc.	354,962	9,779,203
State Bank Financial Corp.	745,960	21,371,754
Sterling Bancorp./DE	2,642,751	65,143,812
Stock Yards Bancorp. Inc.	434,918	16,526,884
Summit Financial Group Inc.	217,410	5,578,741
Sun Bancorp. Inc./NJb	212,195	5,273,046
Sunshine Bancorp. Inc.[a]	147,657	3,431,549
Texas Capital Bancshares Inc.[a,b]	999,210	85,732,218
Tompkins Financial Corp.	291,552	25,114,289
TowneBank/Portsmouth VA	1,131,614	37,909,069
TriCo Bancshares	409,039	16,668,339
TriState Capital Holdings Inc.[a,b]	445,110	10,193,019
Triumph Bancorp. Inc.[a,b]	349,886	11,283,824
Trustmark Corp.	1,362,157	45,114,640
Two River Bancorp.	144,150	2,857,053
UMB Financial Corp.	912,869	67,999,612
Umpqua Holdings Corp.	4,443,253	86,687,866
Union Bankshares Corp.	864,536	30,518,121
Union Bankshares Inc./Morrisville VTb	84,659	4,097,496
United Bankshares Inc./WV	2,004,482	74,466,506
United Community Banks Inc./GA	1,415,435	40,396,515
United Security Bancshares/Fresno CA	262,642	2,495,099
Unity Bancorp. Inc.	155,571	3,080,306
Univest Corp. of Pennsylvania	517,588	16,562,816
Valley National Bancorp.	5,205,103	62,721,491
Veritex Holdings Inc.[a,b]	323,091	8,710,533

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Washington Trust Bancorp. Inc.	304,895	$17,455,239
WashingtonFirst Bankshares Inc.	196,884	7,007,102
WesBanco Inc.	844,901	34,657,839
West Bancorp. Inc.	331,709	8,093,700
Westamerica Bancorp.[b]	512,443	30,510,856
Wintrust Financial Corp.	1,112,572	87,125,513
Xenith Bankshares Inc.[a]	102,868	3,343,210

		4,278,710,450
BEVERAGES — 0.26%
Boston Beer Co. Inc. (The) Class Aa,b	174,695	27,287,359
Castle Brands Inc.[a,b]	1,750,875	2,346,172
Coca-Cola Bottling Co. Consolidated	94,136	20,309,842
Craft Brew Alliance Inc.[a,b]	256,181	4,495,977
MGP Ingredients Inc.[b]	259,781	15,750,522
National Beverage Corp.[b]	234,113	29,041,718
Primo Water Corp.[a,b]	506,581	6,002,985

		105,234,575
BIOTECHNOLOGY — 6.32%
Abeona Therapeutics Inc.[a,b]	479,543	8,176,208
Acceleron Pharma Inc.[a,b]	641,425	23,937,981
Achaogen Inc.[a,b]	682,155	10,880,372
Achillion Pharmaceuticals Inc.[a,b]	2,423,858	10,883,122
Acorda Therapeutics Inc.[a,b]	870,181	20,579,781
Adamas Pharmaceuticals Inc.[a,b]	286,213	6,059,129
Aduro Biotech Inc.[a,b]	871,818	9,284,862
Advaxis Inc.[a,b]	713,044	2,980,524
Agenus Inc.[a,b]	1,485,316	6,550,244
Aileron Therapeutics Inc.[a,b]	105,792	1,415,497
Aimmune Therapeutics Inc.[a,b]	701,700	17,395,143
Akebia Therapeutics Inc.[a,b]	889,099	17,488,577
Alder Biopharmaceuticals Inc.[a,b]	1,265,702	15,504,850
AMAG Pharmaceuticals Inc.[a,b]	710,859	13,115,349
Amicus Therapeutics Inc.[a,b]	3,327,980	50,185,938
AnaptysBio Inc.[a]	239,224	8,360,879
Anavex Life Sciences Corp.[a,b]	751,263	3,110,229

Security	Shares	Value
Anthera Pharmaceuticals Inc.[a,b]	1	$1
Ardelyx Inc.[a,b]	688,896	3,857,818
Arena Pharmaceuticals Inc.[a,b]	785,038	20,018,469
Array BioPharma Inc.[a,b]	3,458,735	42,542,440
Asterias Biotherapeutics Inc.[a,b]	524,500	1,783,300
Atara Biotherapeutics Inc.[a,b]	521,749	8,634,946
Athenex Inc.[a,b]	149,802	2,623,033
Athersys Inc.[a,b]	2,124,005	4,375,450
Audentes Therapeutics Inc.[a,b]	312,760	8,760,408
Avexis Inc.[a,b]	499,658	48,331,918
Axovant Sciences Ltd.[a,b]	647,626	4,455,667
Bellicum Pharmaceuticals Inc.[a,b]	538,434	6,218,913
BioCryst Pharmaceuticals Inc.[a,b]	1,611,498	8,444,250
Biohaven Pharmaceutical Holding Co. Ltd.[a,b]	194,425	7,267,607
BioSpecifics Technologies Corp.[a,b]	115,359	5,366,501
BioTime Inc.[a,b]	1,596,800	4,534,912
Bluebird Bio Inc.[a,b]	917,119	125,966,295
Blueprint Medicines Corp.[a,b]	777,424	54,163,130
Calithera Biosciences Inc.[a]	615,651	9,696,503
Calyxt Inc.[a,b]	162,256	3,973,649
Cara Therapeutics Inc.[a,b]	539,419	7,384,646
Cascadian Therapeutics Inc.[a,b]	691,350	2,827,622
Catalyst Pharmaceuticals Inc.[a]	1,429,242	3,601,690
Celldex Therapeutics Inc.[a,b]	2,433,674	6,960,308
ChemoCentryx Inc.[a,b]	492,062	3,651,100
Chimerix Inc.[a,b]	938,603	4,927,666
Clovis Oncology Inc.[a,b]	880,361	72,541,746
Coherus Biosciences Inc.[a,b]	771,291	10,296,735
Conatus Pharmaceuticals Inc.[a,b]	515,987	2,832,769
Concert Pharmaceuticals Inc.[a,b]	365,456	5,390,476
Corbus Pharmaceuticals Holdings Inc.[a,b]	893,256	6,386,780

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Corvus Pharmaceuticals Inc.[a,b]	170,018	$2,710,087
Curis Inc.[a,b]	2,330,609	3,472,607
Cytokinetics Inc.[a,b]	833,415	12,084,518
CytomX Therapeutics Inc.[a,b]	582,952	10,592,238
Dyax Corp.[a,c]	2,384,154	5,459,713
Dynavax Technologies Corp.[a,b]	1,215,351	26,130,046
Eagle Pharmaceuticals Inc./DEa,b	165,440	9,866,842
Edge Therapeutics Inc.[a,b]	398,104	4,271,656
Editas Medicine Inc.[a,b]	678,468	16,290,017
Emergent BioSolutions Inc.[a,b]	671,418	27,158,858
Enanta Pharmaceuticals Inc.[a,b]	310,864	14,548,435
Epizyme Inc.[a,b]	827,001	15,754,369
Esperion Therapeutics Inc.[a,b]	338,792	16,980,255
Exact Sciences Corp.[a,b]	2,361,274	111,263,231
Fate Therapeutics Inc.[a,b]	768,931	3,044,967
FibroGen Inc.[a,b]	1,326,632	71,372,802
Five Prime Therapeutics Inc.[a,b]	549,761	22,490,723
Flexion Therapeutics Inc.[a,b]	555,562	13,433,489
Fortress Biotech Inc.[a,b]	670,426	2,963,283
Foundation Medicine Inc.[a,b]	289,249	11,627,810
G1 Therapeutics Inc.[a,b]	156,848	3,903,947
Genocea Biosciences Inc.[a,b]	577,551	843,224
Genomic Health Inc.[a,b]	392,718	12,602,321
Geron Corp.[a,b]	2,991,047	6,520,482
Global Blood Therapeutics Inc.[a,b]	739,528	22,962,344
Halozyme Therapeutics Inc.[a,b]	2,406,627	41,803,111
Heron Therapeutics Inc.[a,b]	910,962	14,712,036
Idera Pharmaceuticals Inc.[a,b]	2,179,108	4,859,411
Ignyta Inc.[a,b]	1,003,141	12,388,791
Immune Design Corp.[a,b]	344,183	3,562,294
ImmunoGen Inc.[a,b]	1,674,501	12,809,933
Immunomedics Inc.[a,b]	2,048,793	28,642,126
Inovio Pharmaceuticals Inc.[a,b]	1,626,519	10,312,130
Insmed Inc.[a]	1,485,391	46,359,053
Insys Therapeutics Inc.[a,b]	480,425	4,266,174
Intellia Therapeutics Inc.[a,b]	285,073	7,084,064
Invitae Corp.[a,b]	785,737	7,362,356

Security	Shares	Value
Iovance Biotherapeutics Inc.[a,b]	1,059,115	$8,208,141
Ironwood Pharmaceuticals Inc.[a,b]	2,693,033	42,469,130
Jounce Therapeutics Inc.[a,b]	288,963	4,502,044
Karyopharm Therapeutics Inc.[a,b]	678,597	7,450,995
Keryx Biopharmaceuticals Inc.[a,b]	1,788,272	12,696,731
Kindred Biosciences Inc.[a,b]	430,106	3,376,332
Kite Pharma Inc.[a,b]	985,538	177,209,588
Kura Oncology Inc.[a,b]	387,295	5,790,060
La Jolla Pharmaceutical Co.[a,b]	350,895	12,204,128
Lexicon Pharmaceuticals Inc.[a,b]	862,028	10,594,324
Ligand Pharmaceuticals Inc.[a,b]	409,943	55,813,739
Loxo Oncology Inc.[a,b]	460,816	42,450,370
MacroGenics Inc.[a,b]	676,804	12,507,338
Madrigal Pharmaceuticals Inc.[a]	81,532	3,667,309
Matinas BioPharma Holdings Inc.[a,b]	1,064,721	1,405,432
MediciNova Inc.[a,b]	660,673	4,208,487
Merrimack Pharmaceuticals Inc.	261,833	3,807,052
Mersana Therapeutics Inc.[a,b]	100,790	1,742,659
MiMedx Group Inc.[a,b]	2,090,544	24,835,663
Minerva Neurosciences Inc.[a,b]	513,237	3,900,601
Miragen Therapeutics Inc.[a,b]	252,104	2,306,752
Momenta Pharmaceuticals Inc.[a,b]	1,470,820	27,210,170
Myriad Genetics Inc.[a,b]	1,283,941	46,452,985
NantKwest Inc.[a,b]	616,330	3,377,488
Natera Inc.[a,b]	630,243	8,123,832
NewLink Genetics Corp.[a,b]	433,769	4,415,768
Novavax Inc.[a,b]	5,683,850	6,479,589
Novelion Therapeutics Inc.[a,b]	305,109	2,144,916
Nymox Pharmaceutical Corp.[a,b]	562,939	2,150,427
Oncocyte Corp.[a,b]	72,610	548,206
Organovo Holdings Inc.[a,b]	2,012,762	4,468,332
Otonomy Inc.[a,b]	569,098	1,849,569

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Ovid therapeutics Inc.[a,b]	101,876	$873,077
PDL BioPharma Inc.[a]	3,226,300	10,937,157
Pieris Pharmaceuticals Inc.[a,b]	692,709	3,990,004
Portola Pharmaceuticals Inc.[a,b]	1,110,079	59,977,568
Progenics Pharmaceuticals Inc.[a,b]	1,422,746	10,471,411
Protagonist Therapeutics Inc.[a,b]	189,344	3,345,708
Prothena Corp. PLC[a,b]	767,772	49,728,592
PTC Therapeutics Inc.[a,b]	800,539	16,018,785
Puma Biotechnology Inc.[a,b]	578,188	69,238,013
Ra Pharmaceuticals Inc.[a,b]	237,257	3,463,952
Radius Health Inc.[a,b]	743,240	28,651,902
Recro Pharma Inc.[a]	274,667	2,466,510
REGENXBIO Inc.[a,b]	551,172	18,161,117
Repligen Corp.[a,b]	757,790	29,038,513
Retrophin Inc.[a,b]	766,222	19,071,266
Rigel Pharmaceuticals Inc.[a,b]	2,493,369	6,333,157
Sage Therapeutics Inc.[a,b]	691,864	43,103,127
Sangamo Therapeutics Inc.[a,b]	1,656,105	24,841,575
Sarepta Therapeutics Inc.[a,b]	1,184,347	53,721,980
Selecta Biosciences Inc.[a,b]	239,780	4,375,985
Seres Therapeutics Inc.[a,b]	410,687	6,587,419
Spark Therapeutics Inc.[a,b]	533,813	47,594,767
Spectrum Pharmaceuticals Inc.[a,b]	1,562,086	21,978,550
Stemline Therapeutics Inc.[a,b]	454,598	5,046,038
Strongbridge Biopharma PLC[a,b]	434,451	2,997,712
Syndax Pharmaceuticals Inc.[a,b]	177,845	2,080,787
Synergy Pharmaceuticals Inc.[a,b]	4,546,347	13,184,406
Syros Pharmaceuticals Inc.[a]	250,257	3,683,783
TG Therapeutics Inc.[a,b]	973,057	11,530,725
Tocagen Inc.[a]	169,107	2,107,073
Trevena Inc.[a,b]	1,128,239	2,877,009
Ultragenyx Pharmaceutical Inc.[a,b]	791,214	42,140,058
Vanda Pharmaceuticals Inc.[a]	881,610	15,780,819
VBI Vaccines Inc.[a,b]	437,467	1,684,248
Veracyte Inc.[a]	471,340	4,133,652
Versartis Inc.[a,b]	651,777	1,596,854

Security	Shares	Value
Voyager Therapeutics Inc.[a,b]	293,893	$6,051,257
vTv Therapeutics Inc. Class Aa,b	151,637	906,789
XBiotech Inc.[a,b]	423,675	1,851,460
Xencor Inc.[a,b]	762,464	17,475,675
ZIOPHARM Oncology Inc.[a,b]	2,633,686	16,170,832

		2,599,872,645
BUILDING PRODUCTS — 1.27%
AAON Inc.	828,592	28,565,709
Advanced Drainage Systems Inc.	712,968	14,437,602
American Woodmark Corp.[a]	284,265	27,360,506
Apogee Enterprises Inc.	569,347	27,476,686
Armstrong Flooring Inc.[a,b]	478,885	7,542,439
Builders FirstSource Inc.[a,b]	1,943,631	34,965,922
Caesarstone Ltd.[a]	452,704	13,490,579
Continental Building Products Inc.[a,b]	790,865	20,562,490
CSW Industrials Inc.[a,b]	290,141	12,867,753
Gibraltar Industries Inc.[a,b]	640,051	19,937,589
Griffon Corp.	592,388	13,151,014
Insteel Industries Inc.[b]	360,252	9,406,180
JELD-WEN Holding Inc.[a]	1,111,943	39,496,215
Masonite International Corp.[a,b]	595,404	41,201,957
NCI Building Systems Inc.[a,b]	800,973	12,495,179
Patrick Industries Inc.[a,b]	324,089	27,255,885
PGT Innovations Inc.[a]	971,798	14,528,380
Ply Gem Holdings Inc.[a,b]	444,543	7,579,458
Quanex Building Products Corp.	689,596	15,826,228
Simpson Manufacturing Co. Inc.	829,519	40,679,612
Trex Co. Inc.[a,b]	594,689	53,563,638
Universal Forest Products Inc.	402,432	39,502,725

		521,893,746
CAPITAL MARKETS — 1.31%
Arlington Asset Investment Corp. Class Ab	414,704	5,279,182
Artisan Partners Asset Management Inc. Class A	905,143	29,507,662
Associated Capital Group Inc.[b]	101,097	3,609,163
B. Riley Financial Inc.	430,252	7,335,797

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Cohen & Steers Inc.	435,525	$17,198,882
Cowen Inc. Class Aa,b	535,076	9,524,353
Diamond Hill Investment Group Inc.	64,244	13,642,214
Donnelley Financial Solutions Inc.[a]	668,977	14,423,144
Evercore Inc. Class A	789,263	63,338,356
Fifth Street Asset Management Inc.	224,158	874,216
Financial Engines Inc.	1,177,965	40,934,284
GAIN Capital Holdings Inc.	761,916	4,868,643
GAMCO Investors Inc. Class Ab	96,853	2,882,345
Greenhill & Co. Inc.	553,283	9,184,498
Hamilton Lane Inc. Class A	278,292	7,472,140
Houlihan Lokey Inc.	514,441	20,130,076
INTL. FCStone Inc.[a]	310,207	11,887,132
Investment Technology Group Inc.	555,390	12,296,335
Ladenburg Thalmann Financial Services Inc.[b]	2,042,943	5,883,676
Medley Management Inc.	123,610	760,202
Moelis & Co. Class A	636,844	27,416,134
OM Asset Management PLC	1,534,596	22,896,172
Oppenheimer Holdings Inc. Class A	208,717	3,621,240
Piper Jaffray Companies	294,423	17,474,005
PJT Partners Inc. Class Ab	364,656	13,969,971
Pzena Investment Management Inc. Class A	343,289	3,738,417
Safeguard Scientifics Inc.[a,b]	405,238	5,409,927
Silvercrest Asset Management Group Inc.	138,427	2,014,113
Stifel Financial Corp.	1,340,846	71,681,627
Value Line Inc.	23,755	418,563
Virtu Financial Inc. Class Ab	513,242	8,314,520
Virtus Investment Partners Inc.	136,969	15,895,253
Waddell & Reed Financial Inc. Class A	1,434,375	28,787,906
Westwood Holdings Group Inc.	162,793	10,951,085
Wins Finance Holdings Inc.[a,b]	25,049	5,260,290
WisdomTree Investments Inc.[b]	2,036,038	20,726,867

		539,608,390

Security	Shares	Value
CHEMICALS — 2.14%
A Schulman Inc.	576,213	$19,677,674
Advanced Emissions Solutions Inc.	175,747	1,927,945
AdvanSix Inc.[a,b]	599,069	23,812,993
AgroFresh Solutions Inc.[a,b]	467,252	3,284,782
American Vanguard Corp.[b]	576,493	13,201,690
Balchem Corp.	637,391	51,813,514
Calgon Carbon Corp.	1,014,098	21,701,697
Chase Corp.	142,586	15,884,080
Codexis Inc.[a,b]	870,539	5,789,084
Core Molding Technologies Inc.[b]	145,632	3,195,166
Ferro Corp.[a,b]	1,675,986	37,374,488
Flotek Industries Inc.[a,b]	1,098,593	5,108,457
FutureFuel Corp.	513,839	8,087,826
GCP Applied Technologies Inc.[a,b]	1,436,108	44,088,516
Hawkins Inc.	198,027	8,079,502
HB Fuller Co.	1,009,065	58,586,314
Ingevity Corp.[a]	851,144	53,170,966
Innophos Holdings Inc.	385,223	18,949,119
Innospec Inc.	478,481	29,498,354
Intrepid Potash Inc.[a,b]	1,910,111	8,328,084
KMG Chemicals Inc.	183,889	10,091,828
Koppers Holdings Inc.[a]	415,799	19,189,124
Kraton Corp.[a,b]	603,501	24,405,580
Kronos Worldwide Inc.	456,338	10,418,197
LSB Industries Inc.[a,b]	448,231	3,558,954
Minerals Technologies Inc.	707,719	50,000,347
OMNOVA Solutions Inc.[a,b]	885,490	9,696,115
PolyOne Corp.	1,629,490	65,228,485
Quaker Chemical Corp.	261,523	38,692,328
Rayonier Advanced Materials Inc.	863,293	11,827,114
Sensient Technologies Corp.	887,060	68,232,655
Stepan Co.	402,904	33,706,949
Trecora Resources[a,b]	387,714	5,156,596
Tredegar Corp.	526,782	9,482,076
Trinseo SA	889,796	59,705,312
Tronox Ltd. Class A	1,352,630	28,540,493
Valhi Inc.	499,680	1,214,222

		880,706,626

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.51%
ABM Industries Inc.	1,125,966	$46,964,042
ACCO Brands Corp.[a]	2,187,988	26,037,057
Advanced Disposal Services Inc.[a]	872,982	21,990,417
Aqua Metals Inc.[a,b]	349,486	2,393,979
ARC Document Solutions Inc.[a]	843,657	3,450,557
Brady Corp. Class A	938,591	35,619,528
Brink’s Co. (The)	919,259	77,447,571
Casella Waste Systems Inc. Class Aa,b	782,369	14,708,537
CECO Environmental Corp.	620,584	5,250,141
CompX International Inc.	33,031	503,723
Covanta Holding Corp.	2,354,490	34,964,176
Deluxe Corp.	971,199	70,858,679
Ennis Inc.	500,438	9,833,607
Essendant Inc.	753,085	9,918,129
Healthcare Services Group Inc.	1,428,055	77,072,128
Heritage-Crystal Clean Inc.[a,b]	281,549	6,123,691
Herman Miller Inc.	1,201,423	43,131,086
HNI Corp.	889,203	36,875,248
Hudson Technologies Inc.[a,b]	733,694	5,730,150
InnerWorkings Inc.[a,b]	904,898	10,180,103
Interface Inc.	1,250,738	27,391,162
Kimball International Inc. Class B	735,095	14,532,828
Knoll Inc.	962,980	19,259,600
LSC Communications Inc.	674,517	11,136,276
Matthews International Corp. Class A	629,515	39,187,309
McGrath RentCorp	475,153	20,787,944
Mobile Mini Inc.	888,182	30,597,870
MSA Safety Inc.	670,823	53,337,137
Multi-Color Corp.[b]	273,071	22,378,168
NL Industries Inc.[a,b]	172,733	1,580,507
Quad/Graphics Inc.	633,662	14,327,098
RR Donnelley & Sons Co.	1,390,709	14,324,303
SP Plus Corp.[a]	346,272	13,677,744
Steelcase Inc. Class A	1,711,867	26,362,752
Team Inc.[a,b]	582,336	7,774,186
Tetra Tech Inc.	1,151,571	53,605,630
U.S. Ecology Inc.	435,329	23,420,700
UniFirst Corp./MAb	307,717	46,619,125
Viad Corp.	405,658	24,704,572
VSE Corp.	172,192	9,790,837
West Corp.	868,211	20,376,912

		1,034,225,209

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.70%
Acacia Communications Inc.[a,b]	370,146	$17,433,877
ADTRAN Inc.	975,966	23,423,184
Aerohive Networks Inc.[a,b]	625,024	2,556,348
Applied Optoelectronics Inc.[a,b]	367,894	23,791,705
CalAmp Corp.[a,b]	703,330	16,352,423
Calix Inc.[a,b]	867,664	4,381,703
Ciena Corp.[a,b]	2,824,561	62,055,605
Clearfield Inc.[a,b]	230,183	3,130,489
Comtech Telecommunications Corp.	459,717	9,437,990
Digi International Inc.[a,b]	530,750	5,625,950
EMCORE Corp.[a]	494,713	4,056,647
Extreme Networks Inc.[a,b]	2,185,596	25,986,736
Finisar Corp.[a,b]	2,294,425	50,867,402
Harmonic Inc.[a,b]	1,588,775	4,845,764
Infinera Corp.[a,b]	2,901,292	25,734,460
InterDigital Inc./PA	697,300	51,425,875
KVH Industries Inc.[a,b]	306,441	3,661,970
Lumentum Holdings Inc.[a,b]	1,221,575	66,392,601
NETGEAR Inc.[a,b]	644,586	30,682,294
NetScout Systems Inc.[a,b]	1,744,769	56,443,277
Oclaro Inc.[a,b]	3,316,311	28,619,764
Plantronics Inc.	672,734	29,748,297
Quantenna Communications Inc.[a,b]	415,993	6,992,842
Sonus Networks Inc.[a,b]	949,428	7,263,124
Ubiquiti Networks Inc.[a,b]	462,054	25,884,265
ViaSat Inc.[a,b]	1,066,416	68,591,877
Viavi Solutions Inc.[a,b]	4,580,423	43,330,802

		698,717,271
CONSTRUCTION & ENGINEERING — 1.18%
Aegion Corp.[a,b]	657,179	15,299,127
Ameresco Inc. Class Aa,b	372,155	2,902,809
Argan Inc.	291,698	19,616,690
Chicago Bridge & Iron Co. NVb	2,022,542	33,978,706
Comfort Systems USA Inc.	744,749	26,587,539
Dycom Industries Inc.[a,b]	603,436	51,823,084
EMCOR Group Inc.	1,182,484	82,040,740
Granite Construction Inc.	793,400	45,977,530
Great Lakes Dredge & Dock Corp.[a,b]	1,151,729	5,585,886

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
HC2 Holdings Inc.[a,b]	822,848	$4,344,637
IES Holdings Inc.[a,b]	174,385	3,016,860
KBR Inc.	2,832,656	50,647,889
Layne Christensen Co.[a,b]	358,906	4,504,270
MasTec Inc.[a,b]	1,333,325	61,866,280
MYR Group Inc.[a]	319,569	9,312,241
Northwest Pipe Co.[a,b]	188,692	3,588,922
NV5 Global Inc.[a,b]	158,108	8,640,602
Orion Group Holdings Inc.[a,b]	539,360	3,538,202
Primoris Services Corp.	785,280	23,102,938
Sterling Construction Co. Inc.[a,b]	516,988	7,873,727
Tutor Perini Corp.[a,b]	752,140	21,360,776

		485,609,455
CONSTRUCTION MATERIALS — 0.24%
Forterra Inc.[a,b]	375,409	1,689,341
Summit Materials Inc. Class Aa,b	2,144,807	68,698,168
U.S. Concrete Inc.[a,b]	305,380	23,300,494
U.S. Lime & Minerals Inc.	41,918	3,521,112

		97,209,115
CONSUMER FINANCE — 0.60%
Elevate Credit Inc.[a,b]	290,602	1,775,578
Encore Capital Group Inc.[a,b]	410,749	18,196,181
Enova International Inc.[a,b]	667,521	8,978,157
EZCORP Inc. Class Aa,b	1,012,785	9,621,457
FirstCash Inc.	952,119	60,126,315
Green Dot Corp. Class Aa	918,444	45,536,454
LendingClub Corp.[a,b]	6,395,265	38,947,164
Nelnet Inc. Class A	407,115	20,559,307
PRA Group Inc.[a,b]	924,752	26,494,145
Regional Management Corp.[a,b]	216,406	5,239,189
World Acceptance Corp.[a,b]	120,103	9,955,338

		245,429,285
CONTAINERS & PACKAGING — 0.12%
Greif Inc. Class A NVS	511,388	29,936,653
Greif Inc. Class B	110,971	7,129,887
Myers Industries Inc.	460,905	9,655,960
UFP Technologies Inc.[a,b]	128,002	3,596,856

		50,319,356
DISTRIBUTORS — 0.08%
Core-Mark Holding Co. Inc.	912,181	29,317,497
Weyco Group Inc.	128,054	3,634,173

		32,951,670

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.86%
Adtalem Global Education Inc.	1,253,903	$44,952,422
American Public Education Inc.[a,b]	333,719	7,024,785
Ascent Capital Group Inc. Class Aa,b	223,640	2,916,266
Bridgepoint Education Inc.[a,b]	394,447	3,786,691
Cambium Learning Group Inc.[a]	272,817	1,808,777
Capella Education Co.	227,919	15,988,518
Career Education Corp.[a,b]	1,371,492	14,249,802
Carriage Services Inc.	305,126	7,811,226
Chegg Inc.[a,b]	1,901,476	28,217,904
Collectors Universe Inc.	155,220	3,720,623
Grand Canyon Education Inc.[a,b]	940,593	85,424,656
Houghton Mifflin Harcourt Co.[a,b]	2,091,286	25,199,996
K12 Inc.[a]	676,500	12,068,760
Laureate Education Inc. Class Aa,b	718,221	10,450,115
Liberty Tax Inc.	133,707	1,925,381
Regis Corp.[a]	718,586	10,254,222
Sotheby’sa	762,901	35,177,365
Strayer Education Inc.	210,373	18,359,252
Weight Watchers International Inc.[a,b]	561,783	24,465,650

		353,802,411
DIVERSIFIED FINANCIAL SERVICES — 0.10%
FNFV Group[a,b]	1,249,797	21,434,019
Marlin Business Services Corp.	180,061	5,176,754
NewStar Financial Inc.[b]	625,296	7,340,975
On Deck Capital Inc.[a,b]	1,023,794	4,781,118
Tiptree Inc.[b]	511,502	3,196,887

		41,929,753
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.69%
ATN International Inc.	212,000	11,172,400
Cincinnati Bell Inc.[a]	841,252	16,698,852
Cogent Communications Holdings Inc.	837,811	40,968,958
Consolidated Communications Holdings Inc.	1,309,678	24,988,656

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Frontier Communications Corp.[b]	1,581,331	$18,643,892
General Communication Inc. Class Aa,b	532,340	21,714,148
Globalstar Inc.[a,b]	8,996,217	14,663,834
Hawaiian Telcom Holdco Inc.[a]	118,765	3,541,572
IDT Corp. Class B	347,823	4,897,348
Intelsat SAa	759,607	3,570,153
Iridium Communications Inc.[a,b]	1,673,683	17,238,935
Lumos Networks Corp.[a]	433,576	7,769,682
Ooma Inc.[a,b]	330,903	3,491,027
ORBCOMM Inc.[a,b]	1,340,380	14,033,779
pdvWireless Inc.[a,b]	192,162	5,726,428
Straight Path Communications Inc. Class Ba,b	195,571	35,333,812
Vonage Holdings Corp.[a,b]	3,988,427	32,465,796
Windstream Holdings Inc.[b]	3,849,295	6,813,252

		283,732,524
ELECTRIC UTILITIES — 1.08%
ALLETE Inc.	1,026,312	79,323,655
El Paso Electric Co.	814,317	44,991,014
Genie Energy Ltd. Class B	306,411	2,006,992
IDACORP Inc.	1,014,263	89,184,146
MGE Energy Inc.	697,654	45,068,448
Otter Tail Corp.	785,604	34,055,933
PNM Resources Inc.	1,598,795	64,431,439
Portland General Electric Co.	1,794,891	81,918,825
Spark Energy Inc. Class Ab	232,858	3,492,870

		444,473,322
ELECTRICAL EQUIPMENT — 0.65%
Allied Motion Technologies Inc.[b]	140,703	3,565,414
Atkore International Group Inc.[a]	680,305	13,272,751
AZZ Inc.	520,800	25,362,960
Babcock & Wilcox Enterprises Inc.[a,b]	968,270	3,224,339
Encore Wire Corp.	405,716	18,165,934
Energous Corp.[a,b]	378,202	4,788,037
EnerSys	873,471	60,417,989
Generac Holdings Inc.[a,b]	1,239,408	56,926,009
General Cable Corp.	989,251	18,647,381

Security	Shares	Value
LSI Industries Inc.	502,451	$3,321,201
Plug Power Inc.[a,b]	4,449,853	11,614,116
Powell Industries Inc.	177,804	5,332,342
Preformed Line Products Co.	59,804	4,024,809
Revolution Lighting Technologies Inc.[a,b]	248,495	1,615,218
Sunrun Inc.[a,b]	1,715,794	9,522,657
Thermon Group Holdings Inc.[a,b]	644,770	11,599,412
TPI Composites Inc.[a]	214,559	4,793,248
Vicor Corp.[a,b]	349,381	8,245,392
Vivint Solar Inc.[a,b]	525,742	1,787,523

		266,226,732
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.93%
Akoustis Technologies Inc.[a,b]	170,532	1,111,869
Anixter International Inc.[a,b]	586,532	49,855,220
AVX Corp.	920,162	16,774,553
Badger Meter Inc.	560,699	27,474,251
Bel Fuse Inc. Class B	204,876	6,392,131
Belden Inc.	842,857	67,875,274
Benchmark Electronics Inc.[a]	1,010,374	34,504,272
Control4 Corp.[a,b]	487,754	14,369,233
CTS Corp.	654,061	15,762,870
Daktronics Inc.	701,755	7,417,550
Electro Scientific Industries Inc.[a]	636,991	8,866,915
ePlus Inc.[a,b]	262,454	24,263,872
Fabrinet[a,b]	726,680	26,930,761
FARO Technologies Inc.[a,b]	329,154	12,590,140
Fitbit Inc. Class Aa,b	3,502,471	24,377,198
II-VI Inc.[a,b]	1,222,221	50,294,394
Insight Enterprises Inc.[a]	710,668	32,633,875
Iteris Inc.[a,b]	469,214	3,120,273
Itron Inc.[a]	688,121	53,294,971
KEMET Corp.[a,b]	940,185	19,866,109
Kimball Electronics Inc.[a,b]	530,274	11,480,432
Knowles Corp.[a,b]	1,762,653	26,915,711
Littelfuse Inc.	451,550	88,449,614
Maxwell Technologies Inc.[a,b]	715,007	3,667,986
Mesa Laboratories Inc.[b]	64,333	9,606,204
Methode Electronics Inc.	722,791	30,610,199
MicroVision Inc.[a,b]	1,458,725	4,055,256
MTS Systems Corp.	334,726	17,891,105

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Napco Security Technologies Inc.[a,b]	234,619	$2,275,804
Novanta Inc.[a,b]	639,627	27,887,737
OSI Systems Inc.[a,b]	351,319	32,100,017
Park Electrochemical Corp.	399,381	7,388,549
PC Connection Inc.	234,406	6,607,905
PCM Inc.[a,b]	202,445	2,834,230
Plexus Corp.[a]	676,318	37,927,913
Radisys Corp.[a,b]	787,998	1,079,557
Rogers Corp.[a]	363,334	48,425,156
Sanmina Corp.[a,b]	1,511,593	56,155,680
ScanSource Inc.[a]	496,549	21,674,364
SYNNEX Corp.	581,118	73,517,238
Systemax Inc.	229,341	6,061,483
Tech Data Corp.[a,b]	707,626	62,872,570
TTM Technologies Inc.[a,b]	1,851,332	28,454,973
VeriFone Systems Inc.[a,b]	2,233,230	45,289,904
Vishay Intertechnology Inc.	2,712,256	50,990,413
Vishay Precision Group Inc.[a,b]	201,392	4,913,965

		1,206,909,696
ENERGY EQUIPMENT & SERVICES — 1.49%
Archrock Inc.	1,402,236	17,598,062
Atwood Oceanics Inc.[a,b]	1,542,427	14,483,390
Basic Energy Services Inc.[a,b]	349,868	6,752,452
Bristow Group Inc.[b]	653,682	6,111,927
C&J Energy Services Inc.[a,b]	926,101	27,755,247
CARBO Ceramics Inc.[a,b]	466,296	4,024,134
Diamond Offshore Drilling Inc.[a,b]	1,296,148	18,794,146
Dril-Quip Inc.[a,b]	762,535	33,665,920
Ensco PLC Class Ab	6,118,632	36,528,233
Era Group Inc.[a,b]	397,026	4,442,721
Exterran Corp.[a]	650,159	20,551,526
Fairmount Santrol Holdings Inc.[a,b]	3,117,012	14,899,317
Forum Energy Technologies Inc.[a,b]	1,378,002	21,910,232
Frank’s International NVb	1,000,060	7,720,463
Geospace Technologies Corp.[a,b]	260,328	4,639,045

Security	Shares	Value
Gulf Island Fabrication Inc.	270,030	$3,429,381
Helix Energy Solutions Group Inc.[a,b]	2,817,481	20,821,185
Independence Contract Drilling Inc.[a,b]	698,788	2,655,394
Keane Group Inc.[a,b]	680,076	11,343,668
Key Energy Services Inc.[a,b]	204,789	2,697,071
Mammoth Energy Services Inc.[a,b]	167,490	2,823,881
Matrix Service Co.[a,b]	527,853	8,023,366
McDermott International Inc.[a,b]	5,679,466	41,289,718
Natural Gas Services Group Inc.[a,b]	259,790	7,378,036
NCS Multistage Holdings Inc.[a,b]	213,656	5,144,836
Newpark Resources Inc.[a,b]	1,697,129	16,971,290
Noble Corp. PLC[a]	4,899,225	22,536,435
Oil States International Inc.[a,b]	1,027,948	26,058,482
Parker Drilling Co.[a,b]	2,687,092	2,955,801
PHI Inc. NVS[a,b]	234,110	2,753,134
Pioneer Energy Services Corp.[a,b]	1,624,937	4,143,589
ProPetro Holding Corp.[a,b]	579,099	8,310,071
Ranger Energy Services Inc.[a]	118,151	1,736,820
RigNet Inc.[a,b]	275,348	4,735,986
Rowan Companies PLC Class Aa	2,341,757	30,091,577
SEACOR Holdings Inc.[a,b]	328,101	15,128,737
SEACOR Marine Holdings Inc.[a,b]	312,004	4,879,743
Select Energy Services Inc. Class Aa	184,138	2,931,477
Smart Sand Inc.[a,b]	420,472	2,850,800
Solaris Oilfield Infrastructure Inc. Class Aa	204,009	3,555,877
Superior Energy Services Inc.[a]	3,043,858	32,508,403
Tesco Corp.[a,b]	924,517	5,038,618
TETRA Technologies Inc.[a,b]	2,299,244	6,575,838
U.S. Silica Holdings Inc.[b]	1,633,762	50,760,985
Unit Corp.[a,b]	1,036,535	21,331,890
Willbros Group Inc.[a,b]	986,447	3,176,359

		614,515,263

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.81%
Acadia Realty Trust[b]	1,537,971	$44,016,730
Agree Realty Corp.[b]	554,279	27,204,013
Alexander & Baldwin Inc.	945,539	43,806,822
Alexander’s Inc.[b]	42,650	18,087,439
Altisource Residential Corp.[b]	983,407	10,925,652
American Assets Trust Inc.	809,380	32,189,043
Armada Hoffler Properties Inc.[b]	918,598	12,685,838
Ashford Hospitality Prime Inc.[b]	577,984	5,490,848
Ashford Hospitality Trust Inc.[b]	1,580,680	10,543,136
Bluerock Residential Growth REIT Inc.[b]	479,338	5,301,478
CareTrust REIT Inc.[b]	1,506,301	28,679,971
CatchMark Timber Trust Inc. Class Ab	797,041	10,050,687
CBL & Associates Properties Inc.[b]	3,145,130	26,387,641
Cedar Realty Trust Inc.[b]	1,701,384	9,561,778
Chatham Lodging Trust[b]	775,092	16,524,961
Chesapeake Lodging Trust[b]	1,194,077	32,204,257
City Office REIT Inc.	603,834	8,314,794
Clipper Realty Inc.[b]	301,771	3,231,967
Community Healthcare Trust Inc.[b]	343,504	9,260,868
CorEnergy Infrastructure Trust Inc.[b]	240,236	8,492,343
Cousins Properties Inc.[b]	8,406,536	78,517,046
DiamondRock Hospitality Co.	4,031,051	44,140,008
Easterly Government Properties Inc.	738,009	15,254,646
EastGroup Properties Inc.[b]	677,649	59,714,430
Education Realty Trust Inc.[b]	1,473,287	52,935,202
Farmland Partners Inc.[b]	643,535	5,817,556
First Industrial Realty Trust Inc.[b]	2,395,820	72,090,224
First Potomac Realty Trust[b]	1,181,682	13,163,937
Four Corners Property Trust Inc.[b]	1,233,259	30,732,814
Franklin Street Properties Corp.[b]	2,121,929	22,534,886
GEO Group Inc. (The)[b]	2,464,192	66,286,765

Security	Shares	Value
Getty Realty Corp.	617,990	$17,680,694
Gladstone Commercial Corp.[b]	545,375	12,145,501
Global Medical REIT Inc.[b]	307,599	2,762,239
Global Net Lease Inc.[b]	1,352,096	29,597,381
Government Properties Income Trust[b]	1,369,050	25,697,069
Gramercy Property Trust[b]	3,037,144	91,873,606
Healthcare Realty Trust Inc.[b]	2,468,975	79,846,651
Hersha Hospitality Trust[b]	783,597	14,629,756
Independence Realty Trust Inc.[b]	1,426,258	14,505,044
InfraREIT Inc.[a,b]	857,223	19,176,079
Investors Real Estate Trust[b]	2,454,022	14,994,074
iStar Inc.[a,b]	1,431,469	16,891,334
Jernigan Capital Inc.[b]	263,182	5,408,390
Kite Realty Group Trust[b]	1,553,288	31,454,082
LaSalle Hotel Properties[b]	2,292,676	66,533,458
Lexington Realty Trust[b]	4,383,213	44,796,437
LTC Properties Inc.[b]	790,410	37,133,462
Mack-Cali Realty Corp.	1,823,907	43,244,835
MedEquities Realty Trust Inc.	578,587	6,798,397
Monmouth Real Estate Investment Corp.[b]	1,401,192	22,685,298
National Health Investors Inc.[b]	798,258	61,697,361
National Storage Affiliates Trust[b]	894,798	21,689,904
New Senior Investment Group Inc.[b]	1,680,642	15,377,874
NexPoint Residential Trust Inc.[b]	347,604	8,248,643
NorthStar Realty Europe Corp.[b]	1,099,560	14,085,364
One Liberty Properties Inc.	298,526	7,272,093
Parkway Inc.	855,766	19,708,291
Pebblebrook Hotel Trust[b]	1,391,908	50,303,555
Pennsylvania REIT[b]	1,415,647	14,850,137
Physicians Realty Trust	3,628,151	64,327,117
Potlatch Corp.[b]	811,723	41,397,873
Preferred Apartment Communities Inc. Class Ab	656,189	12,388,848
PS Business Parks Inc.	399,130	53,283,855

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
QTS Realty Trust Inc. Class Ab	960,369	$50,284,921
Quality Care Properties Inc.[a,b]	1,904,869	29,525,470
RAIT Financial Trust[b]	1,597,531	1,166,198
Ramco-Gershenson Properties Trust[b]	1,608,907	20,931,880
Retail Opportunity Investments Corp.[b]	2,191,289	41,656,404
Rexford Industrial Realty Inc.[b]	1,427,857	40,865,267
RLJ Lodging Trust	3,417,006	75,174,132
Ryman Hospitality Properties Inc.[b]	891,117	55,685,901
Sabra Health Care REIT Inc.	3,519,379	77,215,175
Safety Income and Growth Inc.[b]	206,635	3,851,676
Saul Centers Inc.	225,372	13,952,781
Select Income REIT[b]	1,290,006	30,211,941
Seritage Growth Properties Class Ab	505,618	23,293,821
STAG Industrial Inc.[b]	1,875,570	51,521,908
Starwood Waypoint Homes[b]	2,565,303	93,300,070
Summit Hotel Properties Inc.	2,079,450	33,250,405
Sunstone Hotel Investors Inc.[b]	4,545,909	73,052,758
Terreno Realty Corp.	1,025,253	37,093,654
Tier REIT Inc.[b]	966,807	18,659,375
UMH Properties Inc.[b]	571,845	8,892,190
Universal Health Realty Income Trust[b]	255,209	19,265,727
Urban Edge Properties[b]	1,961,469	47,310,632
Urstadt Biddle Properties Inc. Class Ab	596,084	12,935,023
Washington Prime Group Inc.[b]	3,794,023	31,604,212
Washington REIT[b]	1,550,938	50,808,729
Whitestone REIT[b]	709,410	9,257,801
Xenia Hotels & Resorts Inc.[b]	2,165,901	45,592,216

		2,802,992,749
FOOD & STAPLES RETAILING — 0.53%
Andersons Inc. (The)	544,820	18,660,085
Chefs’ Warehouse Inc. (The)[a,b]	395,973	7,642,279
Ingles Markets Inc. Class A	283,494	7,285,796
Natural Grocers by Vitamin Cottage Inc.[a,b]	182,264	1,017,033
Performance Food Group Co.[a,b]	1,718,880	48,558,360

Security	Shares	Value
PriceSmart Inc.[b]	445,143	$39,729,013
Smart & Final Stores Inc.[a,b]	464,685	3,647,777
SpartanNash Co.	754,820	19,904,603
SUPERVALU Inc.[a,b]	772,496	16,801,788
United Natural Foods Inc.[a,b]	1,016,215	42,264,382
Village Super Market Inc. Class A	158,462	3,920,350
Weis Markets Inc.	190,324	8,279,094

		217,710,560
FOOD PRODUCTS — 1.31%
Alico Inc.	66,111	2,257,691
Amplify Snack Brands Inc.[a,b]	706,348	5,008,007
B&G Foods Inc.	1,318,539	41,995,467
Bob Evans Farms Inc./DE	400,025	31,005,938
Cal-Maine Foods Inc.[a,b]	620,129	25,487,302
Calavo Growers Inc.	324,894	23,782,241
Darling Ingredients Inc.[a,b]	3,287,888	57,603,798
Dean Foods Co.	1,827,676	19,885,115
Farmer Bros. Co.[a,b]	172,461	5,665,344
Fresh Del Monte Produce Inc.	647,066	29,415,620
Freshpet Inc.[a,b]	489,303	7,657,592
Hostess Brands Inc.[a,b]	1,603,330	21,901,488
J&J Snack Foods Corp.	303,236	39,814,887
John B Sanfilippo & Son Inc.	170,919	11,504,558
Lancaster Colony Corp.	378,816	45,503,378
Landec Corp.[a,b]	548,600	7,104,370
Lifeway Foods Inc.[a,b]	94,372	839,911
Limoneira Co.	249,182	5,773,547
Omega Protein Corp.	445,676	7,420,505
Sanderson Farms Inc.	403,382	65,154,260
Seneca Foods Corp. Class Aa,b	143,961	4,966,654
Snyder’s-Lance Inc.	1,722,849	65,709,461
Tootsie Roll Industries Inc.[b]	342,144	13,001,472

		538,458,606
GAS UTILITIES — 1.22%
Chesapeake Utilities Corp.	312,734	24,471,435
New Jersey Resources Corp.	1,723,556	72,647,885
Northwest Natural Gas Co.	572,552	36,872,349

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
ONE Gas Inc.	1,047,079	$77,106,898
RGC Resources Inc.[b]	133,582	3,816,438
South Jersey Industries Inc.	1,597,667	55,167,442
Southwest Gas Holdings Inc.	952,203	73,909,997
Spire Inc.	946,462	70,653,388
WGL Holdings Inc.	1,028,135	86,568,967

		501,214,799
HEALTH CARE EQUIPMENT & SUPPLIES — 3.65%
Abaxis Inc.	443,102	19,784,504
Accuray Inc.[a,b]	1,649,750	6,599,000
Analogic Corp.	251,629	21,073,929
AngioDynamics Inc.[a]	739,789	12,642,994
Anika Therapeutics Inc.[a,b]	291,109	16,884,322
Antares Pharma Inc.[a]	2,938,463	9,520,620
AtriCure Inc.[a,b]	653,440	14,617,453
Atrion Corp.	27,895	18,745,440
AxoGen Inc.[a,b]	555,942	10,757,478
Cantel Medical Corp.	727,572	68,515,455
Cardiovascular Systems Inc.[a]	638,175	17,964,626
Cerus Corp.[a,b]	2,065,953	5,640,052
ConforMIS Inc.[a,b]	856,545	3,015,038
CONMED Corp.	547,599	28,732,520
Corindus Vascular Robotics Inc.[a,b]	1,722,242	2,617,808
CryoLife Inc.[a,b]	643,928	14,617,166
Cutera Inc.[a,b]	263,418	10,892,334
Endologix Inc.[a,b]	1,646,544	7,343,586
Entellus Medical Inc.[a,b]	240,084	4,431,951
Exactech Inc.[a,b]	216,148	7,122,077
FONAR Corp.[a,b]	120,916	3,687,938
GenMark Diagnostics Inc.[a,b]	1,017,961	9,802,964
Glaukos Corp.[a,b]	573,100	18,912,300
Globus Medical Inc. Class Aa,b	1,409,835	41,900,296
Haemonetics Corp.[a]	1,056,510	47,405,604
Halyard Health Inc.[a]	936,307	42,161,904
Heska Corp.[a,b]	128,551	11,324,058
ICU Medical Inc.[a]	302,946	56,302,514
Inogen Inc.[a,b]	339,997	32,333,715
Insulet Corp.[a,b]	1,164,568	64,144,405
Integer Holdings Corp.[a]	622,296	31,830,440
Integra LifeSciences Holdings Corp.[a,b]	1,281,905	64,710,564
Invacare Corp.[b]	639,678	10,074,928
iRhythm Technologies Inc.[a,b]	275,771	14,306,999

Security	Shares	Value
K2M Group Holdings Inc.[a,b]	818,723	$17,365,115
Lantheus Holdings Inc.[a,b]	609,187	10,843,529
LeMaitre Vascular Inc.	298,966	11,187,308
LivaNova PLC[a,b]	971,817	68,085,499
Masimo Corp.[a,b]	899,139	77,829,472
Meridian Bioscience Inc.[b]	830,065	11,869,929
Merit Medical Systems Inc.[a]	981,610	41,571,183
Natus Medical Inc.[a,b]	648,245	24,309,187
Neogen Corp.[a,b]	747,215	57,879,274
Nevro Corp.[a,b]	554,508	50,393,687
Novocure Ltd.[a,b]	1,156,543	22,957,379
NuVasive Inc.[a,b]	1,015,812	56,336,934
NxStage Medical Inc.[a]	1,308,147	36,104,857
Obalon Therapeutics Inc.[a,b]	169,628	1,616,555
OraSure Technologies Inc.[a,b]	1,144,523	25,751,767
Orthofix International NVa,b	342,527	16,184,401
Oxford Immunotec Global PLC[a,b]	458,942	7,710,226
Penumbra Inc.[a,b]	588,081	53,103,714
Pulse Biosciences Inc.[a,b]	191,054	3,555,515
Quidel Corp.[a,b]	556,780	24,420,371
Quotient Ltd.[a,b]	539,261	2,658,557
Rockwell Medical Inc.[a,b]	973,771	8,335,480
RTI Surgical Inc.[a,b]	1,117,430	5,084,307
Sientra Inc.[a,b]	266,947	4,110,984
STAAR Surgical Co.[a,b]	824,089	10,259,908
Surmodics Inc.[a,b]	268,116	8,311,596
Tactile Systems Technology Inc.[a,b]	181,693	5,623,398
Utah Medical Products Inc.	66,720	4,907,256
Varex Imaging Corp.[a]	752,281	25,457,189
ViewRay Inc.[a,b]	590,291	3,400,076
Viveve Medical Inc.[a,b]	302,178	1,583,413
Wright Medical Group NVa,b	2,091,643	54,110,804

		1,503,335,852
HEALTH CARE PROVIDERS & SERVICES — 2.05%
AAC Holdings Inc.[a,b]	249,281	2,475,360
Aceto Corp.	621,294	6,977,132
Addus HomeCare Corp.[a,b]	158,285	5,587,460
Almost Family Inc.[a,b]	258,661	13,890,096
Amedisys Inc.[a,b]	574,284	32,136,933
American Renal Associates Holdings Inc.[a,b]	202,586	3,032,712
AMN Healthcare Services Inc.[a,b]	951,189	43,469,337

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
BioScrip Inc.[a,b]	2,062,431	$5,671,685
BioTelemetry Inc.[a,b]	561,122	18,517,026
Capital Senior Living Corp.[a,b]	495,932	6,223,947
Chemed Corp.	314,912	63,627,970
Civitas Solutions Inc.[a,b]	336,146	6,201,894
Community Health Systems Inc.[a,b]	1,921,731	14,758,894
CorVel Corp.[a,b]	188,375	10,247,600
Cross Country Healthcare Inc.[a,b]	704,218	10,021,022
Diplomat Pharmacy Inc.[a,b]	957,362	19,826,967
Ensign Group Inc. (The)	954,772	21,568,299
Genesis Healthcare Inc.[a,b]	735,617	853,316
HealthEquity Inc.[a,b]	1,003,090	50,736,292
HealthSouth Corp.	1,981,003	91,819,489
Kindred Healthcare Inc.	1,669,987	11,355,912
Landauer Inc.	180,495	12,147,313
LHC Group Inc.[a,b]	318,489	22,587,240
Magellan Health Inc.[a,b]	475,147	41,005,186
Molina Healthcare Inc.[a,b]	881,087	60,583,542
National Healthcare Corp.	225,691	14,121,486
National Research Corp. Class A	188,980	7,124,546
Owens & Minor Inc.	1,218,363	35,576,200
PetIQ Inc.[a,b]	144,895	3,923,757
PharMerica Corp.[a,b]	596,015	17,463,239
Providence Service Corp. (The)[a]	226,982	12,275,187
R1 RCM Inc.[a,b]	2,011,550	7,462,850
RadNet Inc.[a,b]	742,880	8,580,264
Select Medical Holdings Corp.[a]	2,147,015	41,222,688
Surgery Partners Inc.[a,b]	384,239	3,976,874
Teladoc Inc.[a,b]	1,075,509	35,653,123
Tenet Healthcare Corp.[a,b]	1,631,462	26,804,921
Tivity Health Inc.[a,b]	728,670	29,729,736
Triple-S Management Corp. Class Ba	473,317	11,208,147
U.S. Physical Therapy Inc.	239,465	14,715,124

		845,160,766
HEALTH CARE TECHNOLOGY — 0.84%
Allscripts Healthcare Solutions Inc.[a,b]	3,633,135	51,699,511
Castlight Health Inc.[a,b]	1,278,119	5,495,912

Security	Shares	Value
Computer Programs & Systems Inc.[b]	224,589	$6,636,605
Cotiviti Holdings Inc.[a,b]	733,823	26,402,952
Evolent Health Inc.[a,b]	1,051,775	18,721,595
HealthStream Inc.[a,b]	511,968	11,964,692
HMS Holdings Corp.[a,b]	1,681,898	33,402,494
Inovalon Holdings Inc. Class Aa,b	1,251,911	21,345,083
Medidata Solutions Inc.[a,b]	1,130,951	88,282,035
NantHealth Inc.[a,b]	359,881	1,482,710
Omnicell Inc.[a,b]	733,133	37,426,440
Quality Systems Inc.[a]	1,044,251	16,426,068
Simulations Plus Inc.	214,085	3,318,317
Tabula Rasa HealthCare Inc.[a,b]	186,775	4,994,363
Vocera Communications Inc.[a,b]	549,896	17,250,237

		344,849,014
HOTELS, RESTAURANTS & LEISURE — 2.95%
Belmond Ltd. Class Aa,b	1,801,839	24,595,102
Biglari Holdings Inc.[a,b]	20,863	6,953,429
BJ’s Restaurants Inc.[a,b]	421,572	12,836,867
Bloomin’ Brands Inc.	1,883,409	33,147,998
Bojangles’ Inc.[a,b]	363,443	4,906,481
Boyd Gaming Corp.	1,674,310	43,615,775
Brinker International Inc.	990,992	31,573,005
Buffalo Wild Wings Inc.[a,b]	284,516	30,073,341
Caesars Acquisition Co. Class Aa,b	997,450	21,395,303
Caesars Entertainment Corp.[a,b]	1,154,513	15,412,749
Carrols Restaurant Group Inc.[a,b]	692,528	7,548,555
Century Casinos Inc.[a,b]	440,737	3,618,451
Cheesecake Factory Inc. (The)	910,140	38,335,097
Churchill Downs Inc.	271,072	55,895,046
Chuy’s Holdings Inc.[a,b]	331,263	6,973,086
Cracker Barrel Old Country Store Inc.[b]	387,883	58,810,820
Dave & Buster’s Entertainment Inc.[a,b]	837,152	43,933,737
Del Frisco’s Restaurant Group Inc.[a,b]	425,371	6,189,148
Del Taco Restaurants Inc.[a,b]	663,132	10,172,445

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Denny’s Corp.[a,b]	1,315,915	$16,383,142
DineEquity Inc.	350,364	15,058,645
Drive Shack Inc.	1,325,403	4,784,705
El Pollo Loco Holdings Inc.[a,b]	410,623	4,989,069
Eldorado Resorts Inc.[a,b]	929,891	23,851,704
Empire Resorts Inc.[a,b]	68,127	1,522,638
Fiesta Restaurant Group Inc.[a,b]	513,578	9,757,982
Fogo De Chao Inc.[a,b]	190,167	2,358,071
Golden Entertainment Inc.[a]	211,515	5,156,736
Habit Restaurants Inc. (The)[a,b]	404,793	5,282,549
ILG Inc.	2,128,827	56,903,546
Inspired Entertainment Inc.[a,b]	79,949	1,059,324
International Speedway Corp. Class A	456,039	16,417,404
J Alexander’s Holdings Inc.[a,b]	263,391	3,055,336
Jack in the Box Inc.	594,017	60,542,213
La Quinta Holdings Inc.[a]	1,646,063	28,806,103
Lindblad Expeditions Holdings Inc.[a,b]	404,880	4,332,216
Marcus Corp. (The)	371,756	10,297,641
Marriott Vacations Worldwide Corp.	440,933	54,909,386
Monarch Casino & Resort Inc.[a,b]	218,752	8,647,267
Nathan’s Famous Inc.[a,b]	59,762	4,419,400
Noodles & Co.[a,b]	220,191	968,840
Papa John’s International Inc.	545,126	39,832,357
Penn National Gaming Inc.[a,b]	1,502,549	35,144,621
Pinnacle Entertainment Inc.[a,b]	1,083,614	23,091,814
Planet Fitness Inc. Class Ab	1,742,619	47,015,861
Potbelly Corp.[a,b]	450,440	5,585,456
RCI Hospitality Holdings Inc.[b]	183,122	4,532,270
Red Lion Hotels Corp.[a,b]	352,423	3,048,459
Red Robin Gourmet Burgers Inc.[a,b]	259,803	17,406,801
Red Rock Resorts Inc. Class A	1,381,025	31,984,539
Ruby Tuesday Inc.[a,b]	1,190,647	2,547,985
Ruth’s Hospitality Group Inc.	588,656	12,332,343

Security	Shares	Value
Scientific Games Corp. Class Aa,b	1,067,004	$48,922,133
SeaWorld Entertainment Inc.[b]	1,366,774	17,754,394
Shake Shack Inc. Class Aa,b	441,052	14,656,158
Sonic Corp.	814,174	20,720,728
Speedway Motorsports Inc.	234,018	4,984,583
Texas Roadhouse Inc.	1,340,519	65,873,104
Wingstop Inc.[b]	584,695	19,441,109
Zoe’s Kitchen Inc.[a,b]	387,966	4,900,011

		1,215,265,078
HOUSEHOLD DURABLES — 1.45%
AV Homes Inc.[a,b]	253,221	4,342,740
Bassett Furniture Industries Inc.	209,054	7,881,336
Beazer Homes USA Inc.[a,b]	640,026	11,994,087
Cavco Industries Inc.[a,b]	172,616	25,469,491
Century Communities Inc.[a,b]	385,097	9,511,896
CSS Industries Inc.	175,817	5,067,046
Ethan Allen Interiors Inc.	501,875	16,260,750
Flexsteel Industries Inc.	149,533	7,581,323
GoPro Inc. Class Aa,b	2,140,974	23,572,124
Green Brick Partners Inc.[a,b]	464,672	4,600,253
Helen of Troy Ltd.[a,b]	549,142	53,211,860
Hooker Furniture Corp.	223,532	10,673,653
Hovnanian Enterprises Inc. Class Aa,b	2,479,842	4,786,095
Installed Building Products Inc.[a,b]	432,136	28,002,413
iRobot Corp.[a,b]	528,464	40,723,436
KB Home[b]	1,688,337	40,722,688
La-Z-Boy Inc.	963,527	25,918,876
LGI Homes Inc.[a,b]	346,981	16,852,867
Libbey Inc.	439,576	4,070,474
Lifetime Brands Inc.	194,106	3,552,140
M/I Homes Inc.[a,b]	481,697	12,875,761
MDC Holdings Inc.	835,888	27,759,840
Meritage Homes Corp.[a,b]	772,880	34,315,872
NACCO Industries Inc. Class A	79,995	6,863,571
New Home Co. Inc. (The)[a,b]	255,589	2,852,373
PICO Holdings Inc.[a,b]	407,265	6,801,326
Taylor Morrison Home Corp. Class Aa	1,451,665	32,009,213

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
TopBuild Corp.[a]	738,883	$48,153,005
TRI Pointe Group Inc.[a,b]	3,039,197	41,971,311
Universal Electronics Inc.[a,b]	279,696	17,732,726
William Lyon Homes Class Aa	482,073	11,082,858
ZAGG Inc.[a,b]	545,484	8,591,373

		595,804,777
HOUSEHOLD PRODUCTS — 0.27%
Central Garden & Pet Co.[a,b]	213,696	8,299,953
Central Garden & Pet Co. Class Aa,b	704,141	26,187,004
HRG Group Inc.[a,b]	2,379,085	37,137,517
Oil-Dri Corp. of America	100,090	4,897,404
Orchids Paper Products Co.[b]	178,491	2,513,153
WD-40 Co.	277,886	31,095,443

		110,130,474
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.43%
Atlantic Power Corp.[a]	2,320,400	5,684,980
Dynegy Inc.[a,b]	2,226,493	21,797,366
NRG Yield Inc. Class A	714,420	13,552,547
NRG Yield Inc. Class C	1,285,522	24,810,575
Ormat Technologies Inc.	797,743	48,702,210
Pattern Energy Group Inc.	1,426,518	34,379,084
TerraForm Global Inc. Class Aa	1,778,598	8,448,341
TerraForm Power Inc.[a]	1,628,660	21,530,885

		178,905,988
INDUSTRIAL CONGLOMERATES — 0.06%
Raven Industries Inc.	731,573	23,702,965

		23,702,965
INSURANCE — 2.37%
Ambac Financial Group Inc.[a,b]	642,232	11,084,924
American Equity Investment Life Holding Co.	1,400,848	40,736,660
AMERISAFE Inc.	375,644	21,862,481
AmTrust Financial Services Inc.	1,726,299	23,235,985
Argo Group International Holdings Ltd.	585,623	36,015,814
Atlas Financial Holdings Inc.[a,b]	231,492	4,375,199
Baldwin & Lyons Inc. Class B	201,931	4,553,544

Security	Shares	Value
Blue Capital Reinsurance Holdings Ltd.	120,565	$1,983,294
Citizens Inc./TXa,b	958,576	7,045,534
CNO Financial Group Inc.	3,010,952	70,275,620
Crawford & Co. Class B	251,142	3,003,658
Donegal Group Inc. Class A	194,938	3,144,350
eHealth Inc.[a,b]	314,309	7,508,842
EMC Insurance Group Inc.	175,673	4,945,195
Employers Holdings Inc.	640,421	29,107,134
Enstar Group Ltd.[a]	227,373	50,556,387
FBL Financial Group Inc. Class A	204,202	15,213,049
Federated National Holding Co.	249,876	3,900,564
Fidelity & Guaranty Life[b]	245,519	7,623,365
Genworth Financial Inc. Class Aa	9,063,915	34,896,073
Global Indemnity Ltd.[a,b]	169,620	7,191,888
Greenlight Capital Re Ltd. Class Aa,b	619,945	13,421,809
Hallmark Financial Services Inc.[a,b]	278,582	3,234,337
HCI Group Inc.	161,662	6,183,572
Health Insurance Innovations Inc.[a,b]	239,456	3,472,112
Heritage Insurance Holdings Inc.[b]	539,656	7,128,856
Horace Mann Educators Corp.	826,746	32,532,455
Independence Holding Co.	140,504	3,547,726
Infinity Property & Casualty Corp.	217,743	20,511,391
Investors Title Co.	30,788	5,513,207
James River Group Holdings Ltd.	449,311	18,637,420
Kemper Corp.	800,575	42,430,475
Kingstone Companies Inc.	182,959	2,982,232
Kinsale Capital Group Inc.[b]	293,272	12,660,552
Maiden Holdings Ltd.	1,313,174	10,439,733
MBIA Inc.[a,b]	2,536,187	22,064,827
National General Holdings Corp.	1,000,249	19,114,758
National Western Life Group Inc.[b]	46,980	16,396,020
Navigators Group Inc. (The)	415,875	24,266,306

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
NI Holdings Inc.[a,b]	207,519	$3,714,590
Primerica Inc.	919,407	74,977,641
RLI Corp.	780,118	44,747,568
Safety Insurance Group Inc.	237,503	18,121,479
Selective Insurance Group Inc.	1,157,073	62,308,381
State Auto Financial Corp.	321,593	8,435,384
State National Companies Inc.	598,291	12,558,128
Stewart Information Services Corp.	427,337	16,136,245
Third Point Reinsurance Ltd.[a,b]	1,559,496	24,328,138
Trupanion Inc.[a,b]	458,624	12,112,260
United Fire Group Inc.	390,109	17,874,794
United Insurance Holdings Corp.	426,239	6,947,696
Universal Insurance Holdings Inc.	643,096	14,791,208
WMIH Corp.[a,b]	3,931,090	3,734,536

		973,585,396
INTERNET & DIRECT MARKETING RETAIL — 0.45%
1-800-Flowers.com Inc. Class Aa,b	521,153	5,133,357
Duluth Holdings Inc.[a,b]	185,776	3,769,395
FTD Companies Inc.[a,b]	337,754	4,404,312
Gaia Inc.[a,b]	174,499	2,093,988
Groupon Inc.[a,b]	6,798,822	35,353,874
HSN Inc.	645,063	25,189,710
Lands’ End Inc.[a,b]	268,218	3,540,478
Liberty TripAdvisor Holdings Inc. Class Aa	1,450,161	17,909,488
Nutrisystem Inc.	599,120	33,490,808
Overstock.com Inc.[a,b]	336,227	9,985,942
PetMed Express Inc.	392,678	13,017,276
Shutterfly Inc.[a,b]	672,302	32,593,201

		186,481,829
INTERNET SOFTWARE & SERVICES — 3.05%
2U Inc.[a,b]	881,982	49,426,271
Actua Corp.[a,b]	612,277	9,367,838
Alarm.com Holdings Inc.[a,b]	405,671	18,328,216
Alteryx Inc. Class Aa	179,273	3,651,791
Amber Road Inc.[a,b]	408,590	3,137,971
Angie’s List Inc.[a,b]	847,618	10,561,320
Appfolio Inc.[a,b]	163,085	7,819,926

Security	Shares	Value
Apptio Inc. Class Aa,b	454,708	$8,398,457
Bankrate Inc.[a,b]	946,904	13,209,311
Bazaarvoice Inc.[a,b]	1,673,266	8,282,667
Benefitfocus Inc.[a,b]	327,621	11,024,447
Blucora Inc.[a]	867,908	21,958,072
Box Inc. Class Aa,b	1,633,422	31,557,713
Brightcove Inc.[a,b]	714,335	5,143,212
Carbonite Inc.[a,b]	492,881	10,843,382
Care.com Inc.[a,b]	267,525	4,250,972
Cars.com Inc.[a,b]	1,441,226	38,351,024
ChannelAdvisor Corp.[a,b]	515,624	5,929,676
Cimpress NVa,b	499,542	48,785,272
Cloudera Inc.[a,b]	281,222	4,673,910
CommerceHub Inc. Series Aa,b	271,385	6,125,159
CommerceHub Inc. Series Ca	582,177	12,429,479
Cornerstone OnDemand Inc.[a,b]	1,041,852	42,309,610
Coupa Software Inc.[a,b]	626,734	19,522,764
DHI Group Inc.[a,b]	1,073,895	2,792,127
Endurance International Group Holdings Inc.[a,b]	1,171,253	9,604,275
Envestnet Inc.[a,b]	861,495	43,936,245
Etsy Inc.[a,b]	2,313,007	39,043,558
Five9 Inc.[a,b]	1,042,289	24,910,707
Gogo Inc.[a,b]	1,158,870	13,686,255
GrubHub Inc.[a,b]	1,724,912	90,833,866
GTT Communications Inc.[a,b]	618,773	19,584,165
Hortonworks Inc.[a,b]	1,019,220	17,275,779
Instructure Inc.[a,b]	428,970	14,220,355
Internap Corp.[a,b]	1,611,341	7,009,333
j2 Global Inc.	931,033	68,784,718
Leaf Group Ltd.[a,b]	235,741	1,626,613
Limelight Networks Inc.[a,b]	1,502,770	5,965,997
Liquidity Services Inc.[a,b]	546,281	3,223,058
LivePerson Inc.[a,b]	1,068,969	14,484,530
Meet Group Inc. (The)[a,b]	1,351,769	4,920,439
MINDBODY Inc. Class Aa,b	848,521	21,934,268
MuleSoft Inc. Class Aa,b	485,437	9,776,701
New Relic Inc.[a,b]	608,218	30,289,256
NIC Inc.	1,291,077	22,141,971
Nutanix Inc. Class Aa,b	1,133,460	25,378,169
Okta Inc.[a,b]	269,861	7,612,779
Ominto Inc.[a,b]	285,780	1,286,010

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Q2 Holdings Inc.[a,b]	626,394	$26,089,310
QuinStreet Inc.[a,b]	801,454	5,890,687
Quotient Technology Inc.[a,b]	1,490,432	23,325,261
Reis Inc.	193,955	3,491,190
Shutterstock Inc.[a,b]	371,213	12,357,681
SPS Commerce Inc.[a,b]	341,510	19,367,032
Stamps.com Inc.[a]	317,092	64,258,694
TechTarget Inc.[a,b]	387,347	4,624,923
Tintri Inc.[a,b]	193,033	606,124
Trade Desk Inc. (The) Class Aa,b	473,261	29,110,284
TrueCar Inc.[a,b]	1,383,980	21,853,044
Tucows Inc. Class Aa,b	180,781	10,584,728
Twilio Inc. Class Aa,b	1,244,354	37,143,967
Veritone Inc.[a,b]	50,948	2,315,587
Web.com Group Inc.[a,b]	767,548	19,188,700
XO Group Inc.[a,b]	496,935	9,774,711
Yelp Inc.[a,b]	1,555,874	67,369,344
Yext Inc.[a,b]	244,544	3,247,544

		1,256,008,445
IT SERVICES — 1.85%
Acxiom Corp.[a,b]	1,604,582	39,536,900
Blackhawk Network Holdings Inc.[a,b]	1,102,322	48,281,704
CACI International Inc. Class Aa	488,959	68,136,437
Cardtronics PLC Class Aa	911,932	20,983,555
Cass Information Systems Inc.	219,086	13,898,816
Convergys Corp.	1,891,994	48,983,725
CSG Systems International Inc.	671,746	26,937,015
EPAM Systems Inc.[a,b]	986,354	86,730,107
Everi Holdings Inc.[a,b]	1,284,571	9,749,894
EVERTEC Inc.	1,209,536	19,171,146
ExlService Holdings Inc.[a]	658,947	38,429,789
Forrester Research Inc.	202,038	8,455,290
Hackett Group Inc. (The)	486,876	7,395,646
Information Services Group Inc.[a,b]	638,545	2,566,951
ManTech International Corp./VA Class A	520,972	23,000,914
MAXIMUS Inc.	1,288,258	83,092,641
MoneyGram International Inc.[a,b]	594,560	9,578,362

Security	Shares	Value
Perficient Inc.[a]	682,258	$13,420,015
Planet Payment Inc.[a]	838,034	3,595,166
Presidio Inc.[a,b]	383,282	5,423,440
Science Applications International Corp.	882,097	58,968,184
ServiceSource International Inc.[a,b]	1,516,603	5,247,446
StarTek Inc.[a,b]	201,862	2,371,878
Sykes Enterprises Inc.[a]	783,714	22,853,100
Syntel Inc.	658,609	12,941,667
TeleTech Holdings Inc.	274,537	11,461,920
Travelport Worldwide Ltd.	2,483,048	38,983,854
Unisys Corp.[a,b]	1,013,127	8,611,579
Virtusa Corp.[a,b]	541,788	20,468,751

		759,275,892
LEISURE PRODUCTS — 0.35%
Acushnet Holdings Corp.[b]	479,138	8,509,491
American Outdoor Brands Corp.[a,b]	1,073,528	16,371,302
Callaway Golf Co.[b]	1,864,530	26,905,168
Clarus Corp.[a,b]	411,976	3,089,820
Escalade Inc.	209,193	2,845,025
Johnson Outdoors Inc. Class A	96,772	7,091,452
Malibu Boats Inc. Class Aa,b	406,808	12,871,405
Marine Products Corp.	154,453	2,478,971
MCBC Holdings Inc.[a]	371,241	7,565,892
Nautilus Inc.[a,b]	604,405	10,214,444
Sturm Ruger & Co. Inc.[b]	343,140	17,740,338
Vista Outdoor Inc.[a,b]	1,149,209	26,362,854

		142,046,162
LIFE SCIENCES TOOLS & SERVICES — 0.81%
Accelerate Diagnostics Inc.[a,b]	529,006	11,876,185
Cambrex Corp.[a,b]	654,298	35,986,390
Enzo Biochem Inc.[a]	821,477	8,600,864
Fluidigm Corp.[a,b]	602,949	3,038,863
INC Research Holdings Inc. Class Aa	1,092,689	57,147,635
Luminex Corp.	812,422	16,516,539
Medpace Holdings Inc.[a,b]	143,794	4,587,029
NanoString Technologies Inc.[a,b]	411,269	6,646,107
NeoGenomics Inc.[a,b]	1,110,450	12,359,308

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Pacific Biosciences of California Inc.[a,b]	2,068,994	$10,862,218
PAREXEL International Corp.[a]	1,013,808	89,296,209
PRA Health Sciences Inc.[a]	979,383	74,599,603

		331,516,950
MACHINERY — 3.79%
Actuant Corp. Class Ab	1,204,714	30,840,678
Alamo Group Inc.	191,983	20,613,215
Albany International Corp. Class A	576,386	33,084,556
Altra Industrial Motion Corp.	578,200	27,811,420
American Railcar Industries Inc.[b]	152,017	5,867,856
Astec Industries Inc.	431,807	24,185,510
Barnes Group Inc.	1,006,551	70,901,452
Blue Bird Corp.[a]	156,577	3,225,486
Briggs & Stratton Corp.	847,485	19,915,898
Chart Industries Inc.[a,b]	613,700	24,075,451
CIRCOR International Inc.[b]	329,680	17,944,482
Columbus McKinnon Corp./NY	432,747	16,388,129
Commercial Vehicle Group Inc.[a,b]	507,656	3,731,272
DMC Global Inc.[b]	294,529	4,977,540
Douglas Dynamics Inc.	441,789	17,406,487
Eastern Co. (The)	110,968	3,184,782
Energy Recovery Inc.[a,b]	733,912	5,797,905
EnPro Industries Inc.	422,637	34,034,958
ESCO Technologies Inc.	506,222	30,348,009
ExOne Co. (The)[a,b]	225,634	2,563,202
Federal Signal Corp.	1,193,925	25,406,724
Franklin Electric Co. Inc.	931,285	41,768,132
FreightCar America Inc.	255,244	4,992,573
Gencor Industries Inc.[a,b]	173,591	3,063,881
Global Brass & Copper Holdings Inc.	438,855	14,833,299
Gorman-Rupp Co. (The)	360,360	11,736,925
Graham Corp.	204,509	4,259,922
Greenbrier Companies Inc. (The)[b]	551,928	26,575,333
Hardinge Inc.	236,292	3,608,179
Harsco Corp.[a]	1,607,570	33,598,213
Hillenbrand Inc.	1,274,694	49,521,862
Hurco Companies Inc.	122,298	5,087,597

Security	Shares	Value
Hyster-Yale Materials Handling Inc.	206,377	$15,775,458
John Bean Technologies Corp.[b]	628,522	63,543,574
Kadant Inc.	219,801	21,661,389
Kennametal Inc.	1,607,284	64,837,837
LB Foster Co. Class A	164,046	3,732,047
Lindsay Corp.	208,552	19,165,929
Lydall Inc.[a]	332,165	19,033,055
Manitowoc Co. Inc. (The)[a,b]	2,558,760	23,028,840
Meritor Inc.[a,b]	1,678,748	43,664,235
Milacron Holdings Corp.[a]	1,085,882	18,307,971
Miller Industries Inc./TN	230,154	6,432,804
Mueller Industries Inc.	1,145,137	40,022,538
Mueller Water Products Inc. Class A	3,078,274	39,401,907
Navistar International Corp.[a,b]	995,113	43,854,630
NN Inc.	544,178	15,781,162
Omega Flex Inc.	61,551	4,421,824
Park-Ohio Holdings Corp.	180,050	8,210,280
Proto Labs Inc.[a,b]	500,385	40,180,915
RBC Bearings Inc.[a,b]	465,909	58,308,511
REV Group Inc.[b]	255,290	7,342,140
Rexnord Corp.[a,b]	2,102,839	53,433,139
Spartan Motors Inc.	694,535	7,674,612
SPX Corp.[a]	851,631	24,986,854
SPX FLOW Inc.[a]	832,012	32,082,383
Standex International Corp.	250,816	26,636,659
Sun Hydraulics Corp.	476,869	25,750,926
Tennant Co.	356,140	23,576,468
Titan International Inc.[b]	1,005,743	10,208,291
TriMas Corp.[a,b]	909,852	24,566,004
Twin Disc Inc.[a]	168,600	3,137,646
Wabash National Corp.[b]	1,169,106	26,678,999
Watts Water Technologies Inc. Class A	560,434	38,782,033
Woodward Inc.	1,068,222	82,904,709

		1,558,476,697
MARINE — 0.12%
Costamare Inc.	1,003,227	6,199,943
Eagle Bulk Shipping Inc.[a,b]	767,533	3,476,925
Genco Shipping & Trading Ltd.[a,b]	154,999	1,796,438
Matson Inc.	857,138	24,154,149

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Navios Maritime Holdings Inc.[a]	1,811,215	$3,024,729
Safe Bulkers Inc.[a,b]	970,695	2,659,704
Scorpio Bulkers Inc.[a,b]	1,178,437	8,307,981

		49,619,869
MEDIA — 1.32%
AMC Entertainment Holdings Inc. Class Ab	1,110,854	16,329,554
Beasley Broadcast Group Inc. Class Ab	100,275	1,173,217
Central European Media Enterprises Ltd. Class Aa,b	1,664,500	6,741,225
Clear Channel Outdoor Holdings Inc. Class A	720,567	3,350,637
Daily Journal Corp.[a,b]	22,735	4,970,098
Emerald Expositions Events Inc.	312,307	7,258,015
Entercom Communications Corp. Class Ab	561,406	6,428,099
Entravision Communications Corp. Class A	1,334,085	7,604,284
Eros International PLC[a,b]	505,790	7,232,797
EW Scripps Co. (The) Class Aa,b	1,162,326	22,212,050
Gannett Co. Inc.	2,302,318	20,720,862
Global Eagle Entertainment Inc.[a,b]	1,038,640	3,552,149
Gray Television Inc.[a,b]	1,293,744	20,311,781
Hemisphere Media Group Inc.[a]	314,778	3,761,597
IMAX Corp.[a,b]	1,119,880	25,365,282
Liberty Media Corp.-Liberty Braves Class Aa,b	199,678	5,065,831
Liberty Media Corp.-Liberty Braves Class Ca,b	692,731	17,505,312
Loral Space & Communications Inc.[a,b]	262,487	12,993,106
MDC Partners Inc. Class A	1,122,371	12,346,081
Meredith Corp.	792,821	44,001,565
MSG Networks Inc. Class Aa,b	1,193,600	25,304,320

Security	Shares	Value
National CineMedia Inc.	1,255,274	$8,761,813
New Media Investment Group Inc.	1,032,746	15,274,313
New York Times Co. (The) Class A	2,529,065	49,569,674
Nexstar Media Group Inc. Class A	912,289	56,835,605
Reading International Inc. Class Aa,b	333,505	5,242,699
Saga Communications Inc. Class A	81,604	3,721,142
Salem Media Group Inc. Class A	268,136	1,769,698
Scholastic Corp.	563,121	20,948,101
Sinclair Broadcast Group Inc. Class A	1,452,791	46,561,952
Time Inc.	2,006,599	27,089,086
Townsquare Media Inc. Class Aa,b	186,569	1,865,690
tronc Inc.[a]	395,083	5,740,556
WideOpenWest Inc.[a]	422,790	6,375,673
World Wrestling Entertainment Inc. Class A	772,601	18,194,754

		542,178,618
METALS & MINING — 1.29%
AK Steel Holding Corp.[a,b]	6,323,677	35,349,354
Allegheny Technologies Inc.[b]	2,189,022	52,317,626
Ampco-Pittsburgh Corp.	179,275	3,119,385
Carpenter Technology Corp.	932,220	44,774,527
Century Aluminum Co.[a,b]	997,568	16,539,677
Cleveland-Cliffs Inc.[a,b]	5,971,755	42,698,048
Coeur Mining Inc.[a,b]	3,658,000	33,617,020
Commercial Metals Co.	2,312,647	44,009,672
Compass Minerals International Inc.	683,270	44,344,223
Ferroglobe PLC	1,314,890	13
Gerber Scientific Inc. Escrow[a,c]	276,144	2,761
Gold Resource Corp.	1,030,871	3,865,766
Handy & Harman Ltd.[a,b]	57,325	1,865,929
Haynes International Inc.	244,632	8,784,735
Hecla Mining Co.[b]	7,884,028	39,577,821
Kaiser Aluminum Corp.	330,994	34,138,721
Klondex Mines Ltd.[a]	3,505,359	12,759,507
Materion Corp.	392,674	16,943,883

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Olympic Steel Inc.[b]	183,411	$4,035,042
Ramaco Resources Inc.[a,b]	123,787	820,708
Ryerson Holding Corp.[a,b]	322,897	3,503,433
Schnitzer Steel Industries Inc. Class A	536,059	15,090,061
SunCoke Energy Inc.[a]	1,288,213	11,774,267
TimkenSteel Corp.[a]	788,402	13,008,633
Warrior Met Coal Inc.[b]	335,438	7,906,274
Worthington Industries Inc.	907,730	41,755,580

		532,602,666
MORTGAGE REAL ESTATE INVESTMENT — 0.89%
AG Mortgage Investment Trust Inc.[b]	569,305	10,953,428
Anworth Mortgage Asset Corp.[b]	1,939,348	11,655,481
Apollo Commercial Real Estate Finance Inc.[b]	2,144,570	38,838,163
Ares Commercial Real Estate Corp.[b]	559,737	7,450,099
ARMOUR Residential REIT Inc.[b]	812,013	21,843,150
Capstead Mortgage Corp.[b]	1,849,246	17,845,224
Cherry Hill Mortgage Investment Corp.[b]	240,010	4,344,181
CYS Investments Inc.	3,108,778	26,859,842
Dynex Capital Inc.	932,085	6,776,258
Ellington Residential Mortgage REIT	167,616	2,433,784
Granite Point Mortgage Trust Inc.[b]	201,581	3,775,612
Great Ajax Corp.	331,049	4,664,480
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	998,228	24,326,816
Invesco Mortgage Capital Inc.	2,256,481	38,653,520
KKR Real Estate Finance Trust Inc.[b]	208,878	4,394,793
Ladder Capital Corp.[b]	1,558,325	21,473,719
MTGE Investment Corp.[b]	930,107	18,044,076
New York Mortgage Trust Inc.[b]	2,265,860	13,935,039
Orchid Island Capital Inc.[b]	906,122	9,233,383
Owens Realty Mortgage Inc.[b]	201,046	3,661,048

Security	Shares	Value
PennyMac Mortgage Investment Trust[b,d]	1,321,494	$22,980,781
Redwood Trust Inc.[b]	1,567,829	25,539,934
Resource Capital Corp.[b]	633,599	6,830,197
Sutherland Asset Management Corp.	341,875	5,367,438
TPG RE Finance Trust Inc.[a]	221,798	4,384,946
Western Asset Mortgage Capital Corp.[b]	863,157	9,037,254

		365,302,646
MULTI-UTILITIES — 0.51%
Avista Corp.	1,289,505	66,757,674
Black Hills Corp.	1,072,429	73,858,185
NorthWestern Corp.	974,600	55,493,724
Unitil Corp.	279,506	13,824,367

		209,933,950
MULTILINE RETAIL — 0.34%
Big Lots Inc.[b]	894,355	47,910,597
Dillard’s Inc. Class Ab	288,380	16,169,467
Fred’s Inc. Class Ab	596,040	3,838,498
JC Penney Co. Inc.[a,b]	6,322,630	24,089,220
Ollie’s Bargain Outlet Holdings Inc.[a,b]	952,943	44,216,555
Sears Holdings Corp.[a,b]	242,626	1,771,170

		137,995,507
OIL, GAS & CONSUMABLE FUELS — 2.22%
Abraxas Petroleum Corp.[a,b]	3,044,398	5,723,468
Adams Resources & Energy Inc.	44,586	1,850,319
Approach Resources Inc.[a,b]	898,619	2,255,534
Arch Coal Inc. Class Ab	425,437	30,520,850
Ardmore Shipping Corp.	562,869	4,643,669
Bill Barrett Corp.[a,b]	1,501,164	6,439,994
Bonanza Creek Energy Inc.[a]	404,901	13,357,684
California Resources Corp.[a,b]	860,715	9,003,079
Callon Petroleum Co.[a,b]	4,037,571	45,382,298
Carrizo Oil & Gas Inc.[a,b]	1,545,094	26,467,460
Clean Energy Fuels Corp.[a,b]	2,729,647	6,769,525
Cloud Peak Energy Inc.[a,b]	1,491,437	5,458,659
Contango Oil & Gas Co.[a,b]	481,759	2,423,248
CVR Energy Inc.	318,934	8,260,391
Delek U.S. Holdings Inc.[b]	1,559,230	41,678,218
Denbury Resources Inc.[a]	7,999,572	10,719,426
DHT Holdings Inc.	1,581,731	6,295,289

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
Dorian LPG Ltd.[a,b]	381,309	$2,600,527
Earthstone Energy Inc. Class Aa,b	387,545	4,259,120
Eclipse Resources Corp.[a,b]	1,763,676	4,409,190
Energy XXI Gulf Coast Inc.[a,b]	596,548	6,168,306
EP Energy Corp. Class Aa,b	792,347	2,583,051
Evolution Petroleum Corp.	534,749	3,850,193
Frontline Ltd./Bermuda[b]	1,554,537	9,389,403
GasLog Ltd.	824,603	14,389,322
Gastar Exploration Inc.[a,b]	3,521,166	3,097,218
Gener8 Maritime Inc.[a,b]	953,202	4,298,941
Golar LNG Ltd.[b]	1,922,230	43,461,620
Green Plains Inc.	808,296	16,287,164
Halcon Resources Corp.[a]	2,581,450	17,553,860
Hallador Energy Co.	316,400	1,809,808
International Seaways Inc.[a,b]	578,898	11,404,291
Isramco Inc.[a,b]	14,667	1,701,372
Jagged Peak Energy Inc.[a,b]	1,144,848	15,638,624
Jones Energy Inc. Class Aa,b	921,798	1,769,852
Lilis Energy Inc.[a,b]	852,023	3,808,543
Matador Resources Co.[a,b]	1,796,080	48,763,572
Midstates Petroleum Co. Inc.[a,b]	225,772	3,508,497
Navios Maritime Acquisition Corp.	1,684,981	2,055,677
Nordic American Tankers Ltd.[b]	2,018,140	10,776,868
Oasis Petroleum Inc.[a,b]	4,717,521	43,023,792
Overseas Shipholding Group Inc. Series Aa	909,044	2,390,786
Pacific Ethanol Inc.[a,b]	829,807	4,605,429
Panhandle Oil and Gas Inc. Class A	322,266	7,669,931
Par Pacific Holdings Inc.[a,b]	655,591	13,636,293
PDC Energy Inc.[a,b]	1,330,946	65,256,282
Peabody Energy Corp.[a,b]	1,245,427	36,129,837
Penn Virginia Corp.[a]	284,764	11,384,865
PetroCorp Inc. Escrow[a,c]	26,106	—
Renewable Energy Group Inc.[a,b]	764,920	9,293,778
Resolute Energy Corp.[a,b]	433,443	12,868,923
REX American Resources Corp.[a,b]	116,059	10,889,816
Ring Energy Inc.[a,b]	997,947	14,460,252
Rosehill Resources Inc.[a,b]	50,826	418,298

Security	Shares	Value
Sanchez Energy Corp.[a,b]	1,383,217	$6,667,106
SandRidge Energy Inc.[a]	700,957	14,082,226
Scorpio Tankers Inc.	4,235,855	14,528,983
SemGroup Corp. Class A	1,328,892	38,205,645
Ship Finance International Ltd.[b]	1,209,509	17,537,880
SilverBow Resources Inc.[a,b]	139,140	3,415,887
SRC Energy Inc.[a,b]	4,022,678	38,899,296
Stone Energy Corp.[a,b]	389,541	11,320,061
Teekay Corp.[b]	1,096,848	9,794,853
Teekay Tankers Ltd. Class Ab	2,331,849	3,777,595
Tellurian Inc.[a,b]	1,146,437	12,243,947
Ultra Petroleum Corp.[a,b]	3,901,798	33,828,589
Uranium Energy Corp.[a,b]	2,723,299	3,758,153
W&T Offshore Inc.[a]	1,892,428	5,771,905
Westmoreland Coal Co.[a]	355,243	905,870
WildHorse Resource Development Corp.[a,b]	438,741	5,844,030

		913,444,438
PAPER & FOREST PRODUCTS — 0.62%
Boise Cascade Co.[a,b]	774,590	27,033,191
Clearwater Paper Corp.[a,b]	324,039	15,958,921
Deltic Timber Corp.[b]	218,183	19,293,923
KapStone Paper and Packaging Corp.	1,741,529	37,425,458
Louisiana-Pacific Corp.[a]	2,916,879	78,989,083
Neenah Paper Inc.	334,748	28,637,691
PH Glatfelter Co.	868,187	16,886,237
Schweitzer-Mauduit International Inc.	609,794	25,282,059
Verso Corp. Class Aa	680,039	3,461,399

		252,967,962
PERSONAL PRODUCTS — 0.15%
elf Beauty Inc.[a,b]	420,672	9,486,154
Inter Parfums Inc.	338,959	13,982,059
Medifast Inc.	211,428	12,552,480
Natural Health Trends Corp.[b]	145,551	3,478,669
Nature’s Sunshine Products Inc.	214,529	2,177,469
Revlon Inc. Class Aa,b	238,889	5,864,725
USANA Health Sciences Inc.[a,b]	230,254	13,285,656

		60,827,212

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
PHARMACEUTICALS — 2.05%
Aclaris Therapeutics Inc.[a,b]	460,859	$11,894,771
Aerie Pharmaceuticals Inc.[a,b]	655,117	31,838,686
Akcea Therapeutics Inc.[a,b]	299,290	8,281,354
Amphastar Pharmaceuticals Inc.[a,b]	730,613	13,056,054
ANI Pharmaceuticals Inc.[a,b]	164,189	8,618,281
Aratana Therapeutics Inc.[a,b]	824,421	5,053,701
Assembly Biosciences Inc.[a,b]	281,603	9,833,577
Catalent Inc.[a]	2,526,513	100,858,399
Cempra Inc.[a,b]	959,252	3,117,569
Clearside Biomedical Inc.[a,b]	412,016	3,601,020
Collegium Pharmaceutical Inc.[a,b]	452,933	4,751,267
Corcept Therapeutics Inc.[a,b]	1,823,975	35,202,718
Corium International Inc.[a,b]	485,800	5,382,664
Depomed Inc.[a,b]	1,152,294	6,671,782
Dermira Inc.[a,b]	760,777	20,540,979
Dova Pharmaceuticals Inc.[a,b]	102,302	2,483,893
Durect Corp.[a,b]	2,839,742	5,026,343
Horizon Pharma PLC[a,b]	3,271,886	41,487,514
Impax Laboratories Inc.[a,b]	1,466,192	29,763,698
Innoviva Inc.[a]	1,518,960	21,447,715
Intersect ENT Inc.[a,b]	525,536	16,370,446
Intra-Cellular Therapies Inc.[a,b]	677,240	10,686,847
Kala Pharmaceuticals Inc.[a,b]	162,904	3,720,727
Lannett Co. Inc.[a,b]	568,746	10,493,364
Medicines Co. (The)[a,b]	1,388,702	51,437,522
MyoKardia Inc.[a,b]	383,364	16,427,147
Nektar Therapeutics[a,b]	2,967,434	71,218,416
Neos Therapeutics Inc.[a,b]	478,421	4,377,552
Ocular Therapeutix Inc.[a,b]	454,182	2,806,845
Omeros Corp.[a,b]	888,232	19,203,576
Pacira Pharmaceuticals Inc./DEa,b	785,103	29,480,618
Paratek Pharmaceuticals Inc.[a,b]	475,836	11,943,484
Phibro Animal Health Corp. Series A	378,528	14,024,462
Prestige Brands Holdings Inc.[a,b]	1,066,018	53,396,842
Reata Pharmaceuticals Inc. Series Aa,b	225,956	7,027,232
Revance Therapeutics Inc.[a,b]	448,772	12,363,669

Security	Shares	Value
SciClone Pharmaceuticals Inc.[a]	1,053,400	$11,798,080
Sienna Biopharmaceuticals Inc.[a,b]	100,457	2,235,168
Sucampo Pharmaceuticals Inc. Class Aa,b	486,854	5,744,877
Supernus Pharmaceuticals Inc.[a,b]	946,728	37,869,120
Teligent Inc.[a,b]	824,348	5,531,375
Tetraphase Pharmaceuticals Inc.[a,b]	1,016,546	6,953,175
TherapeuticsMD Inc.[a,b]	3,119,977	16,504,678
Theravance Biopharma Inc.[a,b]	842,844	28,858,979
WaVe Life Sciences Ltd.[a,b]	233,879	5,086,868
Zogenix Inc.[a,b]	493,368	17,292,548
Zynerba Pharmaceuticals Inc.[a,b]	229,976	1,922,599

		843,688,201
PROFESSIONAL SERVICES — 1.22%
Acacia Research Corp.[a]	777,464	3,537,461
Advisory Board Co. (The)[a]	808,708	43,366,967
Barrett Business Services Inc.	139,861	7,906,342
BG Staffing Inc.	137,609	2,277,429
CBIZ Inc.[a,b]	1,033,469	16,793,871
Cogint Inc.[a,b]	402,409	1,971,804
CRA International Inc.	172,675	7,088,309
Exponent Inc.	515,957	38,129,222
Franklin Covey Co.[a,b]	201,702	4,094,551
FTI Consulting Inc.[a,b]	787,336	27,934,681
GP Strategies Corp.[a,b]	251,865	7,770,035
Heidrick & Struggles International Inc.	362,003	7,656,363
Hill International Inc.[a,b]	721,249	3,425,933
Huron Consulting Group Inc.[a,b]	438,683	15,046,827
ICF International Inc.[a]	357,959	19,311,888
Insperity Inc.	361,352	31,798,976
Kelly Services Inc. Class A	612,709	15,372,869
Kforce Inc.	465,208	9,397,202
Korn/Ferry International	1,031,417	40,668,772
Mistras Group Inc.[a,b]	348,260	7,139,330
Navigant Consulting Inc.[a]	942,593	15,948,674

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
On Assignment Inc.[a,b]	1,022,533	$54,889,571
Pendrell Corp.[a]	230,299	1,572,942
Resources Connection Inc.	566,943	7,880,508
RPX Corp.[a]	899,676	11,947,697
TriNet Group Inc.[a,b]	825,784	27,762,858
TrueBlue Inc.[a,b]	830,819	18,651,887
WageWorks Inc.[a,b]	804,109	48,809,416
Willdan Group Inc.[a,b]	152,171	4,939,471

		503,091,856
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.41%
Altisource Portfolio Solutions SAa,b	228,953	5,923,014
Consolidated-Tomoka Land Co.[b]	83,016	4,986,771
Forestar Group Inc.[a]	712,262	12,250,907
FRP Holdings Inc.[a,b]	133,908	6,059,337
Griffin Industrial Realty Inc.	14,260	518,351
HFF Inc. Class A	738,520	29,215,851
Kennedy-Wilson Holdings Inc.	1,690,335	31,355,714
Marcus & Millichap Inc.[a,b]	321,829	8,686,165
Maui Land & Pineapple Co. Inc.[a,b]	135,399	1,888,816
RE/MAX Holdings Inc. Class A	355,510	22,592,661
Redfin Corp.[a,b]	214,094	5,371,619
RMR Group Inc. (The) Class A	143,626	7,375,195
St. Joe Co. (The)[a,b]	946,031	17,832,684
Stratus Properties Inc.[b]	126,230	3,824,769
Tejon Ranch Co.[a,b]	294,543	6,214,857
Transcontinental Realty Investors Inc.[a,b]	33,829	920,149
Trinity Place Holdings Inc.[a,b]	406,920	2,856,578

		167,873,438
ROAD & RAIL — 0.87%
ArcBest Corp.	531,693	17,785,131
Avis Budget Group Inc.[a,b]	1,500,552	57,111,009
Covenant Transportation Group Inc. Class Aa,b	242,060	7,014,899
Daseke Inc.[a]	407,853	5,322,482
Heartland Express Inc.[b]	949,283	23,808,017
Hertz Global Holdings Inc.[a,b]	1,100,863	24,615,297
Knight-Swift Transportation Holdings Inc.[a]	2,518,365	104,638,066

Security	Shares	Value
Marten Transport Ltd.	769,144	$15,805,909
Roadrunner Transportation Systems Inc.[a,b]	645,053	6,147,355
Saia Inc.[a,b]	510,699	31,995,292
Schneider National Inc. Class Bb	651,036	16,471,211
Universal Logistics Holdings Inc.	187,106	3,826,318
Werner Enterprises Inc.	959,103	35,055,215
YRC Worldwide Inc.[a,b]	663,118	9,151,028

		358,747,229
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.20%
Advanced Energy Industries Inc.[a]	794,879	64,194,428
Alpha & Omega Semiconductor Ltd.[a]	372,666	6,145,262
Ambarella Inc.[a,b]	648,902	31,802,687
Amkor Technology Inc.[a,b]	2,043,124	21,554,958
Axcelis Technologies Inc.[a,b]	601,852	16,460,652
AXT Inc.[a,b]	743,516	6,803,171
Brooks Automation Inc.	1,384,804	42,042,649
Cabot Microelectronics Corp.	501,050	40,048,927
CEVA Inc.[a,b]	436,468	18,680,830
Cirrus Logic Inc.[a,b]	1,293,066	68,946,279
Cohu Inc.	558,794	13,321,649
Cree Inc.[a,b]	1,966,354	55,431,519
CyberOptics Corp.[a,b]	138,636	2,252,835
Diodes Inc.[a]	761,241	22,783,943
DSP Group Inc.[a,b]	444,818	5,782,634
Entegris Inc.[a,b]	2,848,908	82,190,996
FormFactor Inc.[a,b]	1,456,891	24,548,613
GSI Technology Inc.[a,b]	287,704	2,091,608
Ichor Holdings Ltd.[a]	360,221	9,653,923
Impinj Inc.[a,b]	360,921	15,017,923
Inphi Corp.[a,b]	841,957	33,417,273
Integrated Device Technology Inc.[a,b]	2,685,502	71,380,643
IXYS Corp.[a]	511,758	12,128,665
Kopin Corp.[a,b]	1,223,063	5,100,173
Lattice Semiconductor Corp.[a,b]	2,454,597	12,788,450
MACOM Technology Solutions Holdings Inc.[a,b]	811,248	36,189,773
MaxLinear Inc.[a,b]	1,204,894	28,616,233

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
MKS Instruments Inc.	1,081,980	$102,193,011
Monolithic Power Systems Inc.	801,197	85,367,540
Nanometrics Inc.[a]	479,270	13,802,976
NeoPhotonics Corp.[a,b]	653,892	3,635,640
NVE Corp.	94,766	7,483,671
PDF Solutions Inc.[a,b]	555,927	8,611,309
Photronics Inc.[a,b]	1,333,838	11,804,466
Pixelworks Inc.[a]	575,394	2,710,106
Power Integrations Inc.	577,524	42,274,757
Rambus Inc.[a]	2,166,051	28,916,781
Rudolph Technologies Inc.[a,b]	622,808	16,379,850
Semtech Corp.[a]	1,306,564	49,061,478
Sigma Designs Inc.[a,b]	764,236	4,814,687
Silicon Laboratories Inc.[a,b]	840,345	67,143,566
SMART Global Holdings Inc.[a]	406,783	10,893,649
SunPower Corp.[a,b]	1,199,581	8,744,946
Synaptics Inc.[a,b]	689,270	27,005,599
Ultra Clean Holdings Inc.[a,b]	658,552	20,164,862
Veeco Instruments Inc.[a,b]	943,729	20,195,801
Xcerra Corp.[a]	1,055,885	10,400,467
Xperi Corp.	977,136	24,721,541

		1,315,703,399
SOFTWARE — 3.57%
8x8 Inc.[a,b]	1,764,674	23,823,099
A10 Networks Inc.[a,b]	973,520	7,359,811
ACI Worldwide Inc.[a,b]	2,339,288	53,288,981
Agilysys Inc.[a]	328,329	3,923,532
American Software Inc./GA Class A	533,907	6,065,184
Aspen Technology Inc.[a,b]	1,506,679	94,634,508
Barracuda Networks Inc.[a,b]	504,023	12,212,477
Blackbaud Inc.[b]	956,376	83,969,813
Blackline Inc.[a,b]	313,209	10,686,691
Bottomline Technologies de Inc.[a,b]	794,411	25,286,102
BroadSoft Inc.[a,b]	614,294	30,898,988
Callidus Software Inc.[a,b]	1,294,949	31,920,493
CommVault Systems Inc.[a]	789,750	48,016,800
Digimarc Corp.[a,b]	196,644	7,197,170
Ebix Inc.[b]	479,486	31,286,461
Ellie Mae Inc.[a,b]	677,232	55,621,064
Everbridge Inc.[a,b]	337,434	8,915,006
Exa Corp.[a,b]	273,085	6,603,195

Security	Shares	Value
Fair Isaac Corp.	611,536	$85,920,808
Gigamon Inc.[a,b]	735,093	30,984,170
Glu Mobile Inc.[a,b]	2,127,295	7,998,629
HubSpot Inc.[a,b]	684,061	57,495,327
Imperva Inc.[a,b]	669,622	29,061,595
Majesco[a,b]	117,964	588,640
MicroStrategy Inc. Class Aa,b	192,059	24,527,855
Mitek Systems Inc.[a,b]	615,682	5,848,979
MobileIron Inc.[a]	1,107,005	4,095,919
Model N Inc.[a,b]	461,790	6,903,760
Monotype Imaging Holdings Inc.	827,717	15,933,552
Park City Group Inc.[a,b]	258,988	3,146,704
Paycom Software Inc.[a,b]	989,640	74,183,414
Paylocity Holding Corp.[a,b]	524,035	25,583,389
Pegasystems Inc.	736,344	42,450,232
Progress Software Corp.	959,688	36,631,291
Proofpoint Inc.[a,b]	875,711	76,379,513
PROS Holdings Inc.[a,b]	526,052	12,693,635
QAD Inc. Class A	196,616	6,753,760
Qualys Inc.[a,b]	627,547	32,506,935
Rapid7 Inc.[a,b]	414,611	7,297,154
RealNetworks Inc.[a,b]	558,915	2,682,792
RealPage Inc.[a,b]	1,178,107	47,006,469
RingCentral Inc. Class Aa,b	1,248,264	52,115,022
Rosetta Stone Inc.[a,b]	337,482	3,445,691
Rubicon Project Inc. (The)[a,b]	895,774	3,484,561
SecureWorks Corp. Class Aa,b	163,199	2,015,508
Silver Spring Networks Inc.[a]	833,884	13,483,904
Synchronoss Technologies Inc.[a,b]	854,663	7,974,006
Telenav Inc.[a,b]	647,843	4,113,803
TiVo Corp.	2,350,265	46,652,760
Upland Software Inc.[a,b]	146,689	3,103,939
Varonis Systems Inc.[a,b]	381,804	15,997,588
VASCO Data Security International Inc.[a,b]	602,659	7,262,041
Verint Systems Inc.[a]	1,259,774	52,721,542
VirnetX Holding Corp.[a,b]	1,020,633	3,980,469
Workiva Inc.[a,b]	496,310	10,348,063
Zendesk Inc.[a,b]	1,944,102	56,592,809
Zix Corp.[a,b]	1,113,368	5,444,370

		1,467,119,973

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
SPECIALTY RETAIL — 2.06%
Aaron’s Inc.	1,267,520	$55,301,898
Abercrombie & Fitch Co. Class A	1,373,277	19,830,120
America’s Car-Mart Inc./TXa,b	146,271	6,015,395
American Eagle Outfitters Inc.	3,248,834	46,458,326
Asbury Automotive Group Inc.[a,b]	372,819	22,779,241
Ascena Retail Group Inc.[a,b]	3,609,414	8,843,064
At Home Group Inc.[a]	98,493	2,249,580
Barnes & Noble Education Inc.[a,b]	772,226	5,027,191
Barnes & Noble Inc.	1,201,397	9,130,617
Big 5 Sporting Goods Corp.	416,658	3,187,434
Boot Barn Holdings Inc.[a,b]	262,108	2,332,761
Buckle Inc. (The)	582,399	9,813,423
Build-A-Bear Workshop Inc.[a,b]	286,012	2,617,010
Caleres Inc.	851,215	25,979,082
Camping World Holdings Inc. Class Ab	469,406	19,123,600
Carvana Co.[a,b]	281,303	4,129,528
Cato Corp. (The) Class A	474,750	6,280,942
Chico’s FAS Inc.	2,576,157	23,056,605
Children’s Place Inc. (The)	347,704	41,081,228
Citi Trends Inc.	296,574	5,892,925
Conn’s Inc.[a,b]	376,008	10,584,625
Container Store Group Inc. (The)[a,b]	323,441	1,361,687
DSW Inc. Class A	1,316,241	28,272,857
Express Inc.[a,b]	1,556,214	10,520,007
Finish Line Inc. (The) Class A	761,722	9,163,516
Five Below Inc.[a,b]	1,087,933	59,705,763
Francesca’s Holdings Corp.[a,b]	728,880	5,364,557
Genesco Inc.[a,b]	385,258	10,247,863
GNC Holdings Inc. Class Ab	1,367,507	12,088,762
Group 1 Automotive Inc.	404,548	29,313,548
Guess? Inc.	1,200,053	20,436,902
Haverty Furniture Companies Inc.	380,814	9,958,286
Hibbett Sports Inc.[a,b]	418,557	5,964,437

Security	Shares	Value
J. Jill Inc.[a,b]	237,736	$2,588,945
Kirkland’s Inc.[a,b]	311,363	3,558,879
Lithia Motors Inc. Class A	474,215	57,052,807
Lumber Liquidators Holdings Inc.[a,b]	563,438	21,962,813
MarineMax Inc.[a,b]	503,770	8,337,393
Monro Inc.	638,795	35,804,460
Office Depot Inc.	10,262,020	46,589,571
Party City Holdco Inc.[a,b]	550,757	7,462,757
Pier 1 Imports Inc.	1,642,880	6,883,667
Rent-A-Center Inc./TXb	896,079	10,286,987
RHa,b	402,584	28,309,707
Select Comfort Corp.[a,b]	808,839	25,114,451
Shoe Carnival Inc.	242,669	5,430,932
Sonic Automotive Inc. Class A	522,774	10,664,590
Sportsman’s Warehouse Holdings Inc.[a,b]	730,260	3,293,473
Tailored Brands Inc.	991,535	14,317,765
Tile Shop Holdings Inc.	795,061	10,097,275
Tilly’s Inc. Class A	260,304	3,121,045
Vitamin Shoppe Inc.[a,b]	430,976	2,305,722
Winmark Corp.[b]	47,115	6,207,401
Zumiez Inc.[a,b]	378,576	6,852,226

		848,355,646
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.51%
3D Systems Corp.[a,b]	2,188,248	29,300,641
Avid Technology Inc.[a,b]	689,362	3,129,703
CPI Card Group Inc.[b]	525,712	620,340
Cray Inc.[a,b]	801,757	15,594,174
Diebold Nixdorf Inc.	1,516,829	34,659,543
Eastman Kodak Co.[a,b]	333,407	2,450,541
Electronics For Imaging Inc.[a,b]	926,467	39,541,612
Immersion Corp.[a,b]	582,195	4,756,533
Intevac Inc.[a,b]	371,590	3,139,935
Pure Storage Inc. Class Aa,b	1,863,890	29,803,601
Quantum Corp.[a]	564,527	3,454,905
Stratasys Ltd.[a,b]	996,947	23,049,415
Super Micro Computer Inc.[a,b]	775,414	17,136,649
USA Technologies Inc.[a,b]	819,547	5,122,169

		211,759,761

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.74%
Columbia Sportswear Co.	587,530	$36,180,097
Crocs Inc.[a,b]	1,466,956	14,229,473
Culp Inc.	219,659	7,193,832
Deckers Outdoor Corp.[a,b]	632,107	43,242,440
Delta Apparel Inc.[a,b]	154,371	3,320,520
Fossil Group Inc.[a,b]	888,097	8,285,945
G-III Apparel Group Ltd.[a,b]	866,257	25,138,778
Iconix Brand Group Inc.[a,b]	1,010,727	5,751,037
Movado Group Inc.	305,091	8,542,548
Oxford Industries Inc.	330,689	21,011,979
Perry Ellis International Inc.[a]	254,916	6,031,313
Sequential Brands Group Inc.[a,b]	800,478	2,393,429
Steven Madden Ltd.[a,b]	1,190,703	51,557,440
Superior Uniform Group Inc.	179,475	4,109,978
Unifi Inc.[a]	306,748	10,929,431
Vera Bradley Inc.[a,b]	399,116	3,516,212
Wolverine World Wide Inc.	1,900,132	54,818,808

		306,253,260
THRIFTS & MORTGAGE FINANCE — 2.36%
ASB Bancorp. Inc.[a,b]	54,275	2,447,803
Astoria Financial Corp.	1,873,060	40,270,790
Bank Mutual Corp.	852,000	8,647,800
BankFinancial Corp.	312,405	4,964,115
Bear State Financial Inc.	422,900	4,338,954
Beneficial Bancorp. Inc.	1,385,378	22,997,275
BofI Holding Inc.[a,b]	1,201,653	34,211,061
BSB Bancorp. Inc./MAa,b	167,580	5,019,021
Capitol Federal Financial Inc.	2,565,519	37,713,129
Charter Financial Corp./MD	245,043	4,540,647
Clifton Bancorp. Inc.[b]	406,191	6,791,514
Dime Community Bancshares Inc.	632,639	13,601,738
Entegra Financial Corp.[a]	125,841	3,139,733
ESSA Bancorp. Inc.	185,770	2,916,589
Essent Group Ltd.[a]	1,640,227	66,429,193
Federal Agricultural Mortgage Corp. Class C	182,456	13,271,849
First Defiance Financial Corp.	201,983	10,602,088
Flagstar Bancorp. Inc.[a,b]	432,032	15,328,495
Greene County Bancorp. Inc.	60,213	1,809,401

Security	Shares	Value
Hingham Institution for Savings	26,730	$5,085,917
Home Bancorp. Inc.	115,430	4,827,283
HomeStreet Inc.[a,b]	490,908	13,254,516
Impac Mortgage Holdings Inc.[a,b]	211,862	2,766,918
Kearny Financial Corp./MD	1,695,016	26,018,496
LendingTree Inc.[a,b]	128,239	31,348,024
Malvern Bancorp. Inc.[a,b]	129,611	3,467,094
Meridian Bancorp. Inc.	954,911	17,809,090
Meta Financial Group Inc.	178,508	13,995,027
MGIC Investment Corp.[a,b]	7,432,047	93,123,549
Nationstar Mortgage Holdings Inc.[a,b]	601,378	11,167,589
NMI Holdings Inc. Class Aa,b	1,158,150	14,361,060
Northfield Bancorp. Inc.	863,384	14,979,712
Northwest Bancshares Inc.	1,890,520	32,649,280
OceanFirst Financial Corp.	626,646	17,226,499
Oconee Federal Financial Corp.[b]	24,653	691,270
Ocwen Financial Corp.[a,b]	2,180,603	7,501,274
Oritani Financial Corp.	787,607	13,231,798
PCSB Financial Corp.[a]	352,059	6,639,833
PennyMac Financial Services Inc. Class Ab,d	224,219	3,991,098
PHH Corp.[a,b]	1,058,236	14,741,227
Provident Bancorp. Inc.[a,b]	87,415	2,023,657
Provident Financial Holdings Inc.	133,696	2,620,442
Provident Financial Services Inc.	1,235,096	32,940,010
Prudential Bancorp. Inc.[b]	162,412	3,009,494
Radian Group Inc.[b]	4,363,714	81,557,815
Riverview Bancorp. Inc.	388,049	3,259,612
SI Financial Group Inc.	225,343	3,368,878
Southern Missouri Bancorp. Inc.	119,917	4,375,771
Territorial Bancorp. Inc.	159,989	5,050,853
Timberland Bancorp. Inc./WA	122,551	3,840,748
TrustCo Bank Corp. NY	1,858,033	16,536,494
United Community Financial Corp./OH	983,311	9,439,786

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
United Financial Bancorp. Inc.	1,023,632	$18,722,229
Walker & Dunlop Inc.[a,b]	562,432	29,432,067
Washington Federal Inc.	1,784,715	60,055,660
Waterstone Financial Inc.	521,699	10,173,130
Western New England Bancorp Inc.	553,874	6,037,227
WSFS Financial Corp.	606,878	29,585,302

		969,946,924
TOBACCO — 0.17%
Turning Point Brands Inc.[a,b]	119,668	2,034,356
Universal Corp./VA	497,775	28,522,508
Vector Group Ltd.	1,960,635	40,134,198

		70,691,062
TRADING COMPANIES & DISTRIBUTORS — 1.30%
Aircastle Ltd.	957,944	21,352,572
Applied Industrial Technologies Inc.	770,985	50,730,813
Beacon Roofing Supply Inc.[a,b]	1,337,695	68,556,869
BMC Stock Holdings Inc.[a,b]	1,310,182	27,972,386
CAI International Inc.[a]	323,841	9,818,859
DXP Enterprises Inc./TXa,b	315,780	9,943,912
EnviroStar Inc.[b]	69,685	1,926,790
Foundation Building Materials Inc.[a,b]	263,560	3,726,738
GATX Corp.	781,316	48,097,813
GMS Inc.[a]	548,702	19,424,051
H&E Equipment Services Inc.	631,777	18,447,888
Herc Holdings Inc.[a,b]	488,126	23,981,630
Huttig Building Products Inc.[a,b]	480,942	3,395,451
Kaman Corp.	554,418	30,925,436
Lawson Products Inc./DEa,b	128,770	3,245,004
MRC Global Inc.[a]	1,788,422	31,279,501
Neff Corp. Class Aa,b	163,769	4,094,225
Nexeo Solutions Inc.[a]	529,807	3,867,591
NOW Inc.[a,b]	2,141,277	29,571,035
Rush Enterprises Inc. Class Aa	600,198	27,783,166
Rush Enterprises Inc. Class Ba	105,899	4,619,314
SiteOne Landscape Supply Inc.[a,b]	679,931	39,503,991

Security	Shares	Value
Textainer Group Holdings Ltd.[a,b]	545,907	$9,362,305
Titan Machinery Inc.[a,b]	373,811	5,805,285
Triton International Ltd.	873,253	29,061,860
Veritiv Corp.[a]	231,822	7,534,215
Willis Lease Finance Corp.[a,b]	79,132	1,945,856

		535,974,556
WATER UTILITIES — 0.36%
American States Water Co.	729,440	35,924,920
AquaVenture Holdings Ltd.[a,b]	223,501	3,017,264
Artesian Resources Corp. Class A	159,223	6,018,629
Cadiz Inc.[a,b]	423,992	5,384,698
California Water Service Group	966,664	36,878,232
Connecticut Water Service Inc.	223,933	13,279,227
Consolidated Water Co. Ltd.	284,571	3,642,509
Global Water Resources Inc.[b]	201,676	1,899,788
Middlesex Water Co.	316,594	12,432,646
Pure Cycle Corp.[a]	338,905	2,541,788
SJW Group	321,199	18,179,863
York Water Co. (The)	256,859	8,707,520

		147,907,084
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Boingo Wireless Inc.[a,b]	729,539	15,590,248
Shenandoah Telecommunications Co.	937,174	34,862,873
Spok Holdings Inc.	402,359	6,176,211

		56,629,332

TOTAL COMMON STOCKS
(Cost: $45,446,689,495)		41,131,236,292

SHORT-TERM INVESTMENTS — 14.29%

MONEY MARKET FUNDS — 14.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	5,807,975,496	5,809,717,888

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

September 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	70,737,411	$70,737,411

		5,880,455,299

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,879,344,743)		5,880,455,299

TOTAL INVESTMENTS IN SECURITIES —114.28%
(Cost: $51,326,034,238)		47,011,691,591
Other Assets, Less Liabilities — (14.28)%		(5,874,608,183)

NET ASSETS — 100.00%		$41,137,083,408

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

68

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 100.30%

AEROSPACE & DEFENSE — 1.02%
Aerojet Rocketdyne Holdings Inc.[a]	562,990	$19,710,280
Astronics Corp.[a,b]	175,796	5,229,931
Axon Enterprise Inc.[a,b]	425,919	9,655,584
Curtiss-Wright Corp.	269,946	28,220,155
Kratos Defense & Security Solutions Inc.[a,b]	225,616	2,951,057
Mercury Systems Inc.[a,b]	351,637	18,242,927
Moog Inc. Class Aa	24,037	2,005,407
National Presto Industries Inc.	4,009	426,758
Sparton Corp.[a]	5,016	116,421
Vectrus Inc.[a,b]	18,520	571,157

		87,129,677
AIR FREIGHT & LOGISTICS — 0.32%
Air Transport Services Group Inc.[a,b]	479,860	11,679,793
Forward Air Corp.	245,025	14,022,781
Radiant Logistics Inc.[a]	307,027	1,630,313

		27,332,887
AIRLINES — 0.33%
Allegiant Travel Co.	103,111	13,579,719
Hawaiian Holdings Inc.[a,b]	391,441	14,698,609

		28,278,328
AUTO COMPONENTS — 1.36%
Cooper-Standard Holdings Inc.[a]	30,918	3,585,560
Dana Inc.	575,757	16,098,166
Dorman Products Inc.[a,b]	223,612	16,015,091
Fox Factory Holding Corp.[a,b]	285,968	12,325,221
Gentherm Inc.[a,b]	235,254	8,739,686
Horizon Global Corp.[a,b]	201,232	3,549,733
LCI Industries	197,868	22,923,008
Shiloh Industries Inc.[a,b]	73,761	767,114
Standard Motor Products Inc.	109,876	5,301,517
Tenneco Inc.	435,768	26,438,045

		115,743,141
AUTOMOBILES — 0.12%
Winnebago Industries Inc.	225,693	10,099,762

		10,099,762

Security	Shares	Value
BANKS — 2.24%
Access National Corp.	7,784	$223,089
Allegiance Bancshares Inc.[a,b]	66,159	2,434,651
Ameris Bancorp.	225,013	10,800,624
Atlantic Capital Bancshares Inc.[a,b]	31,496	571,652
Bank of NT Butterfield & Son Ltd. (The)	313,492	11,486,347
Bankwell Financial Group Inc.	8,906	328,988
Blue Hills Bancorp. Inc.	95,733	1,838,074
Byline Bancorp Inc.[a]	5,483	116,569
Capstar Financial Holdings Inc.[a,b]	20,837	407,988
Carolina Financial Corp.[b]	83,202	2,985,288
Central Pacific Financial Corp.	14,485	466,127
CoBiz Financial Inc.	33,581	659,531
ConnectOne Bancorp. Inc.	67,608	1,663,157
CU Bancorp.[a]	16,699	647,504
Eagle Bancorp. Inc.[a,b]	207,196	13,892,492
Equity Bancshares Inc. Class Aa	29,615	1,053,702
FB Financial Corp.[a,b]	52,478	1,979,470
First Connecticut Bancorp. Inc./Farmington CT	25,745	688,679
First Financial Bankshares Inc.	336,553	15,212,196
First Financial Northwest Inc.	8,582	145,808
First Foundation Inc.[a,b]	79,945	1,430,216
First of Long Island Corp. (The)	36,390	1,108,075
Franklin Financial Network Inc.[a]	25,600	912,640
Glacier Bancorp. Inc.	102,634	3,875,460
Green Bancorp. Inc.[a,b]	34,598	818,243
Guaranty Bancorp.	37,538	1,043,556
Guaranty Bancshares Inc./TX	16,810	537,752
HarborOne Bancorp Inc.[a,b]	51,405	966,928
Heritage Commerce Corp.	26,856	382,161
Home BancShares Inc./AR	1,034,333	26,085,878
Howard Bancorp. Inc.[a]	14,714	307,523
Investar Holding Corp.	21,643	521,596

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Lakeland Financial Corp.	32,489	$1,582,864
LegacyTexas Financial Group Inc.	160,419	6,403,926
Live Oak Bancshares Inc.	184,142	4,318,130
MB Financial Inc.	55,826	2,513,287
Midland States Bancorp. Inc.	7,907	250,494
MidSouth Bancorp. Inc.[b]	7,310	88,086
National Bank Holdings Corp. Class A	70,792	2,526,566
National Commerce Corp.[a,b]	42,529	1,820,241
Old Line Bancshares Inc.	8,379	234,612
Opus Bank[b]	114,095	2,738,280
Pacific Continental Corp.	92,085	2,481,691
Pacific Premier Bancorp. Inc.[a,b]	111,836	4,221,809
Paragon Commercial Corp.[a]	3,860	217,936
Park Sterling Corp.	142,949	1,775,427
People’s Utah Bancorp.	14,616	474,289
Preferred Bank/Los Angeles CA	106,386	6,420,395
RBB Bancorp[a]	3,137	71,806
Republic First Bancorp. Inc.[a,b]	88,682	820,308
ServisFirst Bancshares Inc.[b]	377,604	14,669,915
Sunshine Bancorp. Inc.[a]	9,902	230,122
Texas Capital Bancshares Inc.[a,b]	311,978	26,767,712
Tompkins Financial Corp.	6,245	537,944
TriState Capital Holdings Inc.[a,b]	50,370	1,153,473
Union Bankshares Inc./Morrisville VTb	29,414	1,423,638
Veritex Holdings Inc.[a]	41,646	1,122,776
West Bancorp. Inc.	29,428	718,043

		191,175,734
BEVERAGES — 0.49%
Boston Beer Co. Inc. (The) Class Aa,b	69,958	10,927,440
Castle Brands Inc.[a]	716,966	960,734
Coca-Cola Bottling Co. Consolidated[b]	38,502	8,306,806
Craft Brew Alliance Inc.[a,b]	104,014	1,825,446
MGP Ingredients Inc.[b]	91,978	5,576,626
National Beverage Corp.	95,839	11,888,828
Primo Water Corp.[a,b]	207,540	2,459,349

		41,945,229

Security	Shares	Value
BIOTECHNOLOGY — 9.82%
Acceleron Pharma Inc.[a,b]	216,972	$8,097,395
Achaogen Inc.[a,b]	276,565	4,411,212
Acorda Therapeutics Inc.[a,b]	49,844	1,178,811
Adamas Pharmaceuticals Inc.[a,b]	63,309	1,340,252
Aduro Biotech Inc.[a,b]	351,635	3,744,913
Advaxis Inc.[a,b]	273,862	1,144,743
Agenus Inc.[a,b]	497,784	2,195,227
Aileron Therapeutics Inc.[a]	30,704	410,820
Aimmune Therapeutics Inc.[a,b]	284,913	7,062,993
Akebia Therapeutics Inc.[a]	362,391	7,128,231
Alder Biopharmaceuticals Inc.[a,b]	85,739	1,050,303
Amicus Therapeutics Inc.[a,b]	1,349,712	20,353,657
AnaptysBio Inc.[a]	97,189	3,396,756
Anavex Life Sciences Corp.[a,b]	300,138	1,242,571
Arena Pharmaceuticals Inc.[a,b]	321,699	8,203,324
Array BioPharma Inc.[a,b]	1,237,851	15,225,567
Asterias Biotherapeutics Inc.[a,b]	233,526	793,988
Athenex Inc.[a,b]	42,090	736,996
Athersys Inc.[a,b]	776,932	1,600,480
Audentes Therapeutics Inc.[a,b]	114,860	3,217,229
Avexis Inc.[a,b]	204,095	19,742,109
Axovant Sciences Ltd.[a,b]	262,459	1,805,718
Bellicum Pharmaceuticals Inc.[a,b]	154,377	1,783,054
BioCryst Pharmaceuticals Inc.[a,b]	553,779	2,901,802
Biohaven Pharmaceutical Holding Co. Ltd.[a,b]	75,615	2,826,489
BioSpecifics Technologies Corp.[a,b]	46,613	2,168,437
Bluebird Bio Inc.[a,b]	146,892	20,175,616
Blueprint Medicines Corp.[a,b]	317,210	22,100,021
Calithera Biosciences Inc.[a]	251,171	3,955,943
Calyxt Inc.[a]	49,099	1,202,435
Cara Therapeutics Inc.[a,b]	189,048	2,588,067
Catalyst Pharmaceuticals Inc.[a,b]	586,548	1,478,101

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
ChemoCentryx Inc.[a,b]	202,425	$1,501,993
Clovis Oncology Inc.[a]	358,564	29,545,674
Coherus Biosciences Inc.[a,b]	314,445	4,197,841
Conatus Pharmaceuticals Inc.[a]	209,755	1,151,555
Concert Pharmaceuticals Inc.[a]	62,878	927,450
Corbus Pharmaceuticals Holdings Inc.[a,b]	363,121	2,596,315
Curis Inc.[a,b]	931,417	1,387,811
Cytokinetics Inc.[a,b]	340,597	4,938,656
CytomX Therapeutics Inc.[a,b]	238,156	4,327,295
Dyax Corp.[c]	1,121,579	2,568,416
Dynavax Technologies Corp.[a]	38,929	836,973
Eagle Pharmaceuticals Inc./DEa,b	67,587	4,030,889
Edge Therapeutics Inc.[a,b]	162,853	1,747,413
Editas Medicine Inc.[a,b]	198,422	4,764,112
Emergent BioSolutions Inc.[a,b]	132,113	5,343,971
Epizyme Inc.[a,b]	248,936	4,742,231
Esperion Therapeutics Inc.[a,b]	137,343	6,883,631
Exact Sciences Corp.[a,b]	959,831	45,227,237
Fate Therapeutics Inc.[a]	77,200	305,712
FibroGen Inc.[a,b]	540,512	29,079,546
Flexion Therapeutics Inc.[a,b]	223,858	5,412,886
Fortress Biotech Inc.[a,b]	276,506	1,222,157
Foundation Medicine Inc.[a,b]	117,151	4,709,470
G1 Therapeutics Inc.[a]	47,466	1,181,429
Genocea Biosciences Inc.[a,b]	197,223	287,946
Genomic Health Inc.[a,b]	159,334	5,113,028
Geron Corp.[a,b]	1,218,938	2,657,285
Global Blood Therapeutics Inc.[a,b]	301,809	9,371,169
Halozyme Therapeutics Inc.[a,b]	970,962	16,865,610
Heron Therapeutics Inc.[a]	319,350	5,157,502
Idera Pharmaceuticals Inc.[a,b]	830,290	1,851,547
Ignyta Inc.[a,b]	409,191	5,053,509
Immune Design Corp.[a,b]	16,350	169,223
ImmunoGen Inc.[a]	689,805	5,277,008
Immunomedics Inc.[a,b]	322,764	4,512,241
Inovio Pharmaceuticals Inc.[a,b]	659,529	4,181,414
Insmed Inc.[a]	519,532	16,214,594

Security	Shares	Value
Insys Therapeutics Inc.[a,b]	190,869	$1,694,917
Invitae Corp.[a,b]	324,145	3,037,239
Iovance Biotherapeutics Inc.[a,b]	29,884	231,601
Ironwood Pharmaceuticals Inc.[a,b]	1,095,532	17,276,540
Jounce Therapeutics Inc.[a,b]	117,390	1,828,936
Karyopharm Therapeutics Inc.[a,b]	60,125	660,173
Keryx Biopharmaceuticals Inc.[a,b]	724,811	5,146,158
Kindred Biosciences Inc.[a]	21,171	166,192
Kite Pharma Inc.[a]	400,229	71,965,176
Kura Oncology Inc.[a]	157,098	2,348,615
La Jolla Pharmaceutical Co.[a,b]	140,986	4,903,493
Lexicon Pharmaceuticals Inc.[a,b]	347,783	4,274,253
Ligand Pharmaceuticals Inc.[a,b]	167,263	22,772,857
Loxo Oncology Inc.[a,b]	185,965	17,131,096
MacroGenics Inc.[a,b]	78,444	1,449,645
Madrigal Pharmaceuticals Inc.[a]	33,594	1,511,058
Matinas BioPharma Holdings Inc.[a,b]	432,823	571,326
MediciNova Inc.[a,b]	228,068	1,452,793
Merrimack Pharmaceuticals Inc.	68,666	998,404
Mersana Therapeutics Inc.[a,b]	30,498	527,310
MiMedx Group Inc.[a,b]	856,813	10,178,938
Minerva Neurosciences Inc.[a]	199,557	1,516,633
Miragen Therapeutics Inc.[a]	86,149	788,263
Momenta Pharmaceuticals Inc.[a,b]	147,512	2,728,972
Natera Inc.[a,b]	257,520	3,319,433
NewLink Genetics Corp.[a,b]	179,448	1,826,781
Novavax Inc.[a,b]	888,689	1,013,105
Nymox Pharmaceutical Corp.[a,b]	95,381	364,355
Oncocyte Corp.[a]	31,088	234,714
Organovo Holdings Inc.[a,b]	810,821	1,800,023
Ovid therapeutics Inc.[a]	41,406	354,849
Pieris Pharmaceuticals Inc.[a]	281,589	1,621,953

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Portola Pharmaceuticals Inc.[a,b]	416,747	$22,516,840
Progenics Pharmaceuticals Inc.[a,b]	579,745	4,266,923
Protagonist Therapeutics Inc.[a]	32,677	577,403
Prothena Corp. PLC[a,b]	242,847	15,729,200
PTC Therapeutics Inc.[a,b]	261,970	5,242,020
Puma Biotechnology Inc.[a,b]	234,418	28,071,555
Ra Pharmaceuticals Inc.[a,b]	96,376	1,407,090
Radius Health Inc.[a,b]	303,630	11,704,936
Recro Pharma Inc.[a]	11,930	107,131
REGENXBIO Inc.[a,b]	63,171	2,081,484
Repligen Corp.[a,b]	306,499	11,745,042
Rigel Pharmaceuticals Inc.[a,b]	1,016,250	2,581,275
Sage Therapeutics Inc.[a,b]	281,119	17,513,714
Sangamo Therapeutics Inc.[a,b]	677,361	10,160,415
Sarepta Therapeutics Inc.[a,b]	367,961	16,690,711
Selecta Biosciences Inc.[a,b]	112,700	2,056,775
Seres Therapeutics Inc.[a,b]	167,682	2,689,619
Spark Therapeutics Inc.[a,b]	218,032	19,439,733
Stemline Therapeutics Inc.[a,b]	37,177	412,665
Strongbridge Biopharma PLC[a]	179,749	1,240,268
Syndax Pharmaceuticals Inc.[a,b]	80,075	936,877
Synergy Pharmaceuticals Inc.[a,b]	1,829,042	5,304,222
Syros Pharmaceuticals Inc.[a,b]	102,557	1,509,639
TG Therapeutics Inc.[a,b]	398,075	4,717,189
Tocagen Inc.[a]	61,306	763,873
Trevena Inc.[a,b]	25,600	65,280
Ultragenyx Pharmaceutical Inc.[a,b]	322,019	17,150,732
Vanda Pharmaceuticals Inc.[a]	356,239	6,376,678
VBI Vaccines Inc.[a]	177,844	684,699
Veracyte Inc.[a]	194,186	1,703,011
Versartis Inc.[a,b]	262,827	643,926
vTv Therapeutics Inc. Class Aa,b	60,767	363,387
XBiotech Inc.[a,b]	143,553	627,327
Xencor Inc.[a,b]	308,342	7,067,199
ZIOPHARM Oncology Inc.[a,b]	1,063,826	6,531,892

		836,982,530

Security	Shares	Value
BUILDING PRODUCTS — 2.03%
AAON Inc.[b]	338,118	$11,656,618
Advanced Drainage Systems Inc.	285,711	5,785,648
American Woodmark Corp.[a]	115,122	11,080,493
Apogee Enterprises Inc.	231,048	11,150,376
Builders FirstSource Inc.[a,b]	789,746	14,207,531
Caesarstone Ltd.[a]	118,526	3,532,075
Continental Building Products Inc.[a,b]	323,323	8,406,398
CSW Industrials Inc.[a]	51,307	2,275,465
Griffon Corp.	204,847	4,547,603
Insteel Industries Inc.	133,393	3,482,891
JELD-WEN Holding Inc.[a]	447,551	15,897,012
Masonite International Corp.[a,b]	242,309	16,767,783
NCI Building Systems Inc.[a]	327,656	5,111,434
Patrick Industries Inc.[a,b]	132,083	11,108,180
PGT Innovations Inc.[a]	391,862	5,858,337
Ply Gem Holdings Inc.[a,b]	181,947	3,102,196
Quanex Building Products Corp.	25,164	577,514
Simpson Manufacturing Co. Inc.	50,370	2,470,145
Trex Co. Inc.[a,b]	241,248	21,729,207
Universal Forest Products Inc.	144,495	14,183,629

		172,930,535
CAPITAL MARKETS — 1.46%
Artisan Partners Asset Management Inc. Class A	363,561	11,852,089
Cohen & Steers Inc.	174,081	6,874,459
Cowen Inc. Class Aa,b	11,261	200,446
Diamond Hill Investment Group Inc.	25,620	5,440,407
Donnelley Financial Solutions Inc.[a]	247,468	5,335,410
Evercore Inc. Class A	319,335	25,626,634
Fifth Street Asset Management Inc.	45,797	178,608
Financial Engines Inc.	477,861	16,605,670
GAMCO Investors Inc. Class Ab	7,217	214,778
Hamilton Lane Inc. Class A	77,813	2,089,279
Houlihan Lokey Inc.	204,906	8,017,972

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Investment Technology Group Inc.	37,560	$831,578
Ladenburg Thalmann Financial Services Inc.[b]	104,099	299,805
Medley Management Inc.	20,261	124,605
Moelis & Co. Class A	254,891	10,973,058
OM Asset Management PLC	616,359	9,196,076
Piper Jaffray Companies	6,123	363,400
Pzena Investment Management Inc. Class A	107,272	1,168,192
Silvercrest Asset Management Group Inc.	58,521	851,481
Value Line Inc.	8,511	149,964
Virtu Financial Inc. Class Ab	200,440	3,247,128
Virtus Investment Partners Inc.	7,703	893,933
Westwood Holdings Group Inc.	65,720	4,420,984
WisdomTree Investments Inc.	938,157	9,550,438

		124,506,394
CHEMICALS — 2.74%
A Schulman Inc.	233,862	7,986,387
Advanced Emissions Solutions Inc.	24,437	268,074
AdvanSix Inc.[a]	212,045	8,428,789
Balchem Corp.	258,703	21,029,967
Calgon Carbon Corp.	33,157	709,560
Chase Corp.	58,517	6,518,794
Codexis Inc.[a,b]	309,389	2,057,437
Ferro Corp.[a]	683,524	15,242,585
Flotek Industries Inc.[a,b]	49,890	231,988
Hawkins Inc.	16,348	666,998
HB Fuller Co.	307,931	17,878,474
Ingevity Corp.[a]	347,290	21,695,206
KMG Chemicals Inc.	75,643	4,151,288
Koppers Holdings Inc.[a]	168,945	7,796,812
Kraton Corp.[a,b]	52,602	2,127,225
Kronos Worldwide Inc.	185,992	4,246,197
Minerals Technologies Inc.	162,426	11,475,397
OMNOVA Solutions Inc.[a]	235,021	2,573,480
PolyOne Corp.	664,564	26,602,497
Quaker Chemical Corp.	106,056	15,690,985
Rayonier Advanced Materials Inc.	220,238	3,017,261

Security	Shares	Value
Sensient Technologies Corp.	361,505	$27,806,964
Stepan Co.	103,836	8,686,920
Trinseo SA	252,541	16,945,501
Valhi Inc.	13,125	31,894

		233,866,680
COMMERCIAL SERVICES & SUPPLIES — 3.51%
ABM Industries Inc.	232,142	9,682,643
Advanced Disposal Services Inc.[a]	357,833	9,013,813
Aqua Metals Inc.[a,b]	136,373	934,155
Brady Corp. Class A	296,177	11,239,917
Brink’s Co. (The)	374,360	31,539,830
Casella Waste Systems Inc. Class Aa	63,187	1,187,916
Covanta Holding Corp.	956,731	14,207,455
Deluxe Corp.	395,731	28,872,534
Healthcare Services Group Inc.	581,654	31,391,866
Heritage-Crystal Clean Inc.[a]	65,679	1,428,518
Herman Miller Inc.	415,011	14,898,895
HNI Corp.	360,331	14,942,927
Hudson Technologies Inc.[a,b]	300,741	2,348,787
InnerWorkings Inc.[a,b]	348,360	3,919,050
Interface Inc.	456,041	9,987,298
Kimball International Inc. Class B	256,942	5,079,743
Knoll Inc.	367,765	7,355,300
Matthews International Corp. Class A	255,371	15,896,845
McGrath RentCorp	12,670	554,312
MSA Safety Inc.	272,108	21,635,307
Multi-Color Corp.[b]	111,723	9,155,700
Quad/Graphics Inc.	143,848	3,252,403
RR Donnelley & Sons Co.	160,047	1,648,484
SP Plus Corp.[a]	43,384	1,713,668
Steelcase Inc. Class A	568,104	8,748,802
Team Inc.[a,b]	109,901	1,467,178
Tetra Tech Inc.	435,456	20,270,477
U.S. Ecology Inc.	178,511	9,603,892
Viad Corp.	99,390	6,052,851
West Corp.	50,729	1,190,610

		299,221,176

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.91%
Acacia Communications Inc.[a,b]	136,442	$6,426,418
Aerohive Networks Inc.[a,b]	259,146	1,059,907
Applied Optoelectronics Inc.[a,b]	150,012	9,701,276
CalAmp Corp.[a]	283,386	6,588,724
Ciena Corp.[a,b]	1,151,713	25,303,135
Clearfield Inc.[a,b]	99,007	1,346,495
EMCORE Corp.[a]	75,294	617,411
Extreme Networks Inc.[a,b]	891,313	10,597,712
Finisar Corp.[a,b]	431,143	9,558,440
InterDigital Inc./PA	282,785	20,855,394
Lumentum Holdings Inc.[a,b]	497,546	27,041,625
Oclaro Inc.[a,b]	1,176,809	10,155,862
Plantronics Inc.	271,845	12,020,986
Quantenna Communications Inc.[a,b]	173,210	2,911,660
Ubiquiti Networks Inc.[a,b]	188,816	10,577,472
ViaSat Inc.[a,b]	23,581	1,516,730
Viavi Solutions Inc.[a]	691,572	6,542,271

		162,821,518
CONSTRUCTION & ENGINEERING — 1.48%
Argan Inc.	118,982	8,001,540
Comfort Systems USA Inc.	300,809	10,738,881
Dycom Industries Inc.[a,b]	246,234	21,146,576
EMCOR Group Inc.	362,866	25,175,643
Granite Construction Inc.	252,122	14,610,470
Great Lakes Dredge & Dock Corp.[a]	41,910	203,264
HC2 Holdings Inc.[a,b]	334,207	1,764,613
KBR Inc.	126,338	2,258,924
MasTec Inc.[a,b]	543,519	25,219,282
MYR Group Inc.[a,b]	58,708	1,710,751
NV5 Global Inc.[a,b]	48,962	2,675,773
Orion Group Holdings Inc.[a,b]	107,279	703,750
Primoris Services Corp.	322,298	9,482,007
Sterling Construction Co. Inc.[a,b]	50,631	771,110
Tutor Perini Corp.[a,b]	48,061	1,364,932

		125,827,516

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.45%
Forterra Inc.[a,b]	153,057	$688,757
Summit Materials Inc. Class Aa,b	873,810	27,988,134
U.S. Concrete Inc.[a,b]	124,484	9,498,129
U.S. Lime & Minerals Inc.	917	77,028

		38,252,048
CONSUMER FINANCE — 0.53%
Elevate Credit Inc.[a]	9,620	58,778
Enova International Inc.[a,b]	85,669	1,152,248
FirstCash Inc.	71,617	4,522,614
Green Dot Corp. Class Aa,b	371,957	18,441,628
LendingClub Corp.[a,b]	2,385,569	14,528,115
PRA Group Inc.[a,b]	220,976	6,330,963
Regional Management Corp.[a,b]	7,035	170,317

		45,204,663
CONTAINERS & PACKAGING — 0.20%
Greif Inc. Class A NVS	179,930	10,533,102
Greif Inc. Class B	39,809	2,557,728
Myers Industries Inc.	189,700	3,974,215

		17,065,045
DISTRIBUTORS — 0.14%
Core-Mark Holding Co. Inc.	372,276	11,964,951

		11,964,951
DIVERSIFIED CONSUMER SERVICES — 1.11%
Bridgepoint Education Inc.[a,b]	130,608	1,253,837
Cambium Learning Group Inc.[a]	26,855	178,049
Capella Education Co.	87,072	6,108,101
Carriage Services Inc.	50,069	1,281,766
Chegg Inc.[a,b]	777,073	11,531,763
Collectors Universe Inc.	63,443	1,520,729
Grand Canyon Education Inc.[a]	382,951	34,779,610
Houghton Mifflin Harcourt Co.[a,b]	581,293	7,004,580
Liberty Tax Inc.	5,163	74,347
Sotheby’sa	310,975	14,339,057
Strayer Education Inc.	85,988	7,504,173
Weight Watchers International Inc.[a,b]	214,845	9,356,500

		94,932,512

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.01%
Marlin Business Services Corp.	23,768	$683,330
NewStar Financial Inc.	41,992	492,986

		1,176,316
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.85%
Cogent Communications Holdings Inc.	339,601	16,606,489
Consolidated Communications Holdings Inc.	288,548	5,505,496
General Communication Inc. Class Aa	203,652	8,306,965
Globalstar Inc.[a,b]	2,449,657	3,992,941
IDT Corp. Class B	86,576	1,218,990
Lumos Networks Corp.[a,b]	132,994	2,383,252
Ooma Inc.[a,b]	138,971	1,466,144
ORBCOMM Inc.[a,b]	501,854	5,254,411
Straight Path Communications Inc. Class Ba,b	79,750	14,408,433
Vonage Holdings Corp.[a]	1,630,783	13,274,574

		72,417,695
ELECTRIC UTILITIES — 0.12%
MGE Energy Inc.	138,869	8,970,937
Spark Energy Inc. Class Ab	82,397	1,235,955

		10,206,892
ELECTRICAL EQUIPMENT — 0.98%
Allied Motion Technologies Inc.[b]	55,900	1,416,506
Atkore International Group Inc.[a]	268,946	5,247,137
AZZ Inc.	212,016	10,325,179
Energous Corp.[a,b]	154,352	1,954,096
EnerSys	356,312	24,646,101
Generac Holdings Inc.[a,b]	502,336	23,072,293
General Cable Corp.	372,914	7,029,429
Plug Power Inc.[a,b]	1,829,799	4,775,775
Revolution Lighting Technologies Inc.[a,b]	12,675	82,388
TPI Composites Inc.[a]	87,623	1,957,498
Vicor Corp.[a]	124,754	2,944,194

		83,450,596

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.32%
Akoustis Technologies Inc.[a,b]	73,743	$480,804
Badger Meter Inc.	229,069	11,224,381
Bel Fuse Inc. Class B	19,005	592,956
Control4 Corp.[a,b]	180,073	5,304,951
Daktronics Inc.	170,597	1,803,210
ePlus Inc.[a]	107,278	9,917,851
Fabrinet[a,b]	296,214	10,977,691
FARO Technologies Inc.[a]	33,890	1,296,293
II-VI Inc.[a,b]	144,698	5,954,323
Insight Enterprises Inc.[a]	113,445	5,209,394
Iteris Inc.[a,b]	193,298	1,285,432
Itron Inc.[a]	279,044	21,611,958
KEMET Corp.[a,b]	383,158	8,096,129
Littelfuse Inc.	183,762	35,995,301
Mesa Laboratories Inc.	26,264	3,921,740
Methode Electronics Inc.	292,203	12,374,797
MicroVision Inc.[a,b]	624,737	1,736,769
Napco Security Technologies Inc.[a,b]	97,614	946,856
Novanta Inc.[a,b]	261,399	11,396,996
OSI Systems Inc.[a]	142,036	12,977,829
PCM Inc.[a,b]	32,432	454,048
Radisys Corp.[a,b]	47,138	64,579
Rogers Corp.[a]	147,392	19,644,406
SYNNEX Corp.	48,724	6,164,073
Systemax Inc.	71,859	1,899,233
Tech Data Corp.[a,b]	22,449	1,994,594
TTM Technologies Inc.[a,b]	161,387	2,480,518
VeriFone Systems Inc.[a,b]	74,000	1,500,720

		197,307,832
ENERGY EQUIPMENT & SERVICES — 0.38%
Fairmount Santrol Holdings Inc.[a,b]	1,129,843	5,400,649
Keane Group Inc.[a,b]	256,250	4,274,250
NCS Multistage Holdings Inc.[a]	80,663	1,942,365
ProPetro Holding Corp.[a]	156,845	2,250,726
Ranger Energy Services Inc.[a]	8,851	130,110
RigNet Inc.[a,b]	108,183	1,860,748
Select Energy Services Inc. Class Aa	74,827	1,191,246

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Smart Sand Inc.[a]	161,884	$1,097,573
Solaris Oilfield Infrastructure Inc. Class Aa	79,908	1,392,796
U.S. Silica Holdings Inc.[b]	408,052	12,678,176

		32,218,639
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.01%
Alexander’s Inc.[b]	16,373	6,943,626
American Assets Trust Inc.	118,858	4,726,983
Armada Hoffler Properties Inc.	330,472	4,563,818
CareTrust REIT Inc.	571,223	10,876,086
City Office REIT Inc.[b]	44,605	614,211
Clipper Realty Inc.[b]	16,302	174,594
Community Healthcare Trust Inc.[b]	27,033	728,810
EastGroup Properties Inc.	274,301	24,171,404
First Industrial Realty Trust Inc.	215,722	6,491,075
Four Corners Property Trust Inc.	349,910	8,719,757
GEO Group Inc. (The)[b]	217,780	5,858,268
Global Medical REIT Inc.[b]	12,060	108,299
Gramercy Property Trust[b]	179,727	5,436,742
LTC Properties Inc.	129,329	6,075,876
MedEquities Realty Trust Inc.	62,747	737,277
Monmouth Real Estate Investment Corp.[b]	95,508	1,546,274
National Health Investors Inc.[b]	146,909	11,354,597
National Storage Affiliates Trust	37,147	900,443
NexPoint Residential Trust Inc.[b]	7,760	184,145
Physicians Realty Trust	797,240	14,135,065
Potlatch Corp.[b]	329,396	16,799,196
PS Business Parks Inc.[b]	161,376	21,543,696
QTS Realty Trust Inc. Class Ab	390,627	20,453,230
Retail Opportunity Investments Corp.[b]	92,370	1,755,954
Rexford Industrial Realty Inc.	232,461	6,653,034
Ryman Hospitality Properties Inc.[b]	360,953	22,555,953
Sabra Health Care REIT Inc.	242,968	5,330,718
Safety Income and Growth Inc.[b]	20,196	376,453
Saul Centers Inc.	81,176	5,025,606

Security	Shares	Value
Terreno Realty Corp.	110,084	$3,982,839
UMH Properties Inc.[b]	205,183	3,190,596
Universal Health Realty Income Trust[b]	103,817	7,837,145
Urban Edge Properties[b]	797,999	19,247,736
Washington REIT[b]	226,431	7,417,880

		256,517,386
FOOD & STAPLES RETAILING — 0.45%
Chefs’ Warehouse Inc. (The)[a,b]	148,563	2,867,266
Performance Food Group Co.[a]	696,943	19,688,640
PriceSmart Inc.	180,358	16,096,951

		38,652,857
FOOD PRODUCTS — 1.05%
Amplify Snack Brands Inc.[a,b]	271,468	1,924,708
B&G Foods Inc.	534,993	17,039,527
Bob Evans Farms Inc./DE	161,768	12,538,638
Calavo Growers Inc.	130,999	9,589,127
Dean Foods Co.	38,775	421,872
Freshpet Inc.[a,b]	198,303	3,103,442
Hostess Brands Inc.[a]	36,756	502,087
J&J Snack Foods Corp.	122,974	16,146,486
John B Sanfilippo & Son Inc.	70,312	4,732,701
Lancaster Colony Corp.	153,029	18,381,843
Landec Corp.[a,b]	56,154	727,194
Lifeway Foods Inc.[a,b]	39,328	350,019
Limoneira Co.	31,341	726,171
Tootsie Roll Industries Inc.[b]	96,070	3,650,660

		89,834,475
GAS UTILITIES — 0.08%
Chesapeake Utilities Corp.	14,949	1,169,759
New Jersey Resources Corp.	54,303	2,288,871
RGC Resources Inc.[b]	20,715	591,828
Southwest Gas Holdings Inc.	38,954	3,023,610

		7,074,068
HEALTH CARE EQUIPMENT & SUPPLIES — 5.82%
Abaxis Inc.	179,553	8,017,041
Accuray Inc.[a,b]	656,050	2,624,200
Anika Therapeutics Inc.[a,b]	96,244	5,582,152

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Antares Pharma Inc.[a]	1,178,204	$3,817,381
AtriCure Inc.[a,b]	259,765	5,810,943
Atrion Corp.	11,323	7,609,056
AxoGen Inc.[a,b]	221,149	4,279,233
Cantel Medical Corp.	296,717	27,941,840
Cardiovascular Systems Inc.[a]	258,578	7,278,971
Cerus Corp.[a,b]	727,095	1,984,969
ConforMIS Inc.[a,b]	111,383	392,068
Corindus Vascular Robotics Inc.[a,b]	825,327	1,254,497
CryoLife Inc.[a]	180,582	4,099,211
Cutera Inc.[a,b]	108,404	4,482,505
Endologix Inc.[a,b]	659,310	2,940,523
Entellus Medical Inc.[a,b]	99,357	1,834,130
FONAR Corp.[a,b]	44,003	1,342,092
GenMark Diagnostics Inc.[a,b]	412,725	3,974,542
Glaukos Corp.[a,b]	234,503	7,738,599
Globus Medical Inc. Class Aa,b	574,026	17,060,053
Haemonetics Corp.[a,b]	347,277	15,582,319
Heska Corp.[a]	52,919	4,661,635
ICU Medical Inc.[a]	86,706	16,114,310
Inogen Inc.[a,b]	138,935	13,212,718
Insulet Corp.[a,b]	474,471	26,133,863
Integra LifeSciences Holdings Corp.[a,b]	519,215	26,209,973
iRhythm Technologies Inc.[a,b]	111,435	5,781,248
K2M Group Holdings Inc.[a,b]	333,488	7,073,280
Lantheus Holdings Inc.[a]	226,472	4,031,202
LeMaitre Vascular Inc.	121,409	4,543,125
Masimo Corp.[a]	366,050	31,685,288
Meridian Bioscience Inc.[b]	298,480	4,268,264
Merit Medical Systems Inc.[a]	396,028	16,771,786
Natus Medical Inc.[a,b]	264,863	9,932,363
Neogen Corp.[a,b]	302,866	23,460,000
Nevro Corp.[a,b]	226,252	20,561,782
Novocure Ltd.[a,b]	471,701	9,363,265
NuVasive Inc.[a,b]	414,322	22,978,298
NxStage Medical Inc.[a]	529,937	14,626,261
Obalon Therapeutics Inc.[a,b]	39,487	376,311
OraSure Technologies Inc.[a,b]	436,795	9,827,888
Orthofix International NVa,b	27,807	1,313,881
Oxford Immunotec Global PLC[a,b]	182,083	3,058,994
Penumbra Inc.[a,b]	239,241	21,603,462

Security	Shares	Value
Pulse Biosciences Inc.[a,b]	74,725	$1,390,632
Quidel Corp.[a,b]	226,643	9,940,562
Quotient Ltd.[a]	138,327	681,952
Rockwell Medical Inc.[a,b]	352,618	3,018,410
RTI Surgical Inc.[a]	341,413	1,553,429
STAAR Surgical Co.[a,b]	331,047	4,121,535
Surmodics Inc.[a]	104,889	3,251,559
Tactile Systems Technology Inc.[a,b]	74,945	2,319,548
Utah Medical Products Inc.	23,671	1,741,002
Varex Imaging Corp.[a]	307,646	10,410,741
ViewRay Inc.[a,b]	247,478	1,425,473
Viveve Medical Inc.[a,b]	122,840	643,682
Wright Medical Group NVa,b	853,353	22,076,242

		495,810,289
HEALTH CARE PROVIDERS & SERVICES — 3.13%
Addus HomeCare Corp.[a,b]	61,331	2,164,984
Almost Family Inc.[a,b]	26,700	1,433,790
Amedisys Inc.[a,b]	232,542	13,013,050
American Renal Associates Holdings Inc.[a,b]	70,484	1,055,145
AMN Healthcare Services Inc.[a,b]	384,999	17,594,454
BioScrip Inc.[a,b]	105,041	288,863
BioTelemetry Inc.[a]	227,504	7,507,632
Capital Senior Living Corp.[a,b]	201,335	2,526,754
Chemed Corp.	128,406	25,944,432
Civitas Solutions Inc.[a,b]	132,073	2,436,747
CorVel Corp.[a]	75,113	4,086,147
Cross Country Healthcare Inc.[a]	135,021	1,921,349
Ensign Group Inc. (The)	231,548	5,230,669
Genesis Healthcare Inc.[a,b]	305,471	354,346
HealthEquity Inc.[a,b]	407,077	20,589,955
HealthSouth Corp.	803,888	37,260,209
Landauer Inc.	73,359	4,937,061
LHC Group Inc.[a,b]	120,790	8,566,427
Magellan Health Inc.[a]	141,650	12,224,395
Molina Healthcare Inc.[a,b]	359,297	24,705,262
National Research Corp. Class A	70,548	2,659,660
PetIQ Inc.[a]	44,552	1,206,468
Providence Service Corp. (The)[a]	77,333	4,182,169

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
R1 RCM Inc.[a,b]	749,971	$2,782,392
RadNet Inc.[a,b]	298,653	3,449,442
Select Medical Holdings Corp.[a]	876,514	16,829,069
Surgery Partners Inc.[a,b]	154,686	1,601,000
Teladoc Inc.[a,b]	437,944	14,517,844
Tenet Healthcare Corp.[a,b]	661,204	10,863,582
Tivity Health Inc.[a,b]	199,098	8,123,198
Triple-S Management Corp. Class Ba	41,617	985,491
U.S. Physical Therapy Inc.	97,850	6,012,883

		267,054,869
HEALTH CARE TECHNOLOGY — 1.27%
Castlight Health Inc.[a,b]	524,608	2,255,814
Computer Programs & Systems Inc.[b]	47,781	1,411,929
Cotiviti Holdings Inc.[a,b]	299,661	10,781,803
Evolent Health Inc.[a,b]	103,261	1,838,046
HealthStream Inc.[a]	207,970	4,860,259
HMS Holdings Corp.[a,b]	594,852	11,813,761
Inovalon Holdings Inc. Class Aa,b	512,757	8,742,507
Medidata Solutions Inc.[a,b]	460,158	35,919,933
Omnicell Inc.[a,b]	299,771	15,303,309
Quality Systems Inc.[a]	275,515	4,333,851
Simulations Plus Inc.	89,659	1,389,714
Tabula Rasa HealthCare Inc.[a,b]	76,411	2,043,230
Vocera Communications Inc.[a,b]	226,472	7,104,427

		107,798,583
HOTELS, RESTAURANTS & LEISURE — 4.21%
BJ’s Restaurants Inc.[a]	169,818	5,170,958
Bloomin’ Brands Inc.	754,904	13,286,310
Bojangles’ Inc.[a,b]	141,848	1,914,948
Boyd Gaming Corp.	612,884	15,965,628
Brinker International Inc.	305,525	9,734,027
Buffalo Wild Wings Inc.[a,b]	126,206	13,339,974
Caesars Entertainment Corp.[a,b]	65,418	873,330
Cheesecake Factory Inc. (The)	366,447	15,434,748
Churchill Downs Inc.	109,978	22,677,464
Chuy’s Holdings Inc.[a,b]	135,907	2,860,842

Security	Shares	Value
Cracker Barrel Old Country Store Inc.[b]	156,958	$23,797,972
Dave & Buster’s Entertainment Inc.[a,b]	339,186	17,800,481
Denny’s Corp.[a,b]	400,828	4,990,309
DineEquity Inc.	84,975	3,652,226
Drive Shack Inc.	242,616	875,844
Eldorado Resorts Inc.[a,b]	376,826	9,665,587
Empire Resorts Inc.[a,b]	15,764	352,325
Fiesta Restaurant Group Inc.[a,b]	11,628	220,932
Golden Entertainment Inc.[a]	19,595	477,726
Habit Restaurants Inc. (The)[a,b]	165,589	2,160,936
ILG Inc.	79,383	2,121,908
Inspired Entertainment Inc.[a]	32,497	430,585
Jack in the Box Inc.	191,769	19,545,096
La Quinta Holdings Inc.[a,b]	140,502	2,458,785
Lindblad Expeditions Holdings Inc.[a,b]	164,465	1,759,776
Marcus Corp. (The)	127,206	3,523,606
Marriott Vacations Worldwide Corp.	158,955	19,794,666
Nathan’s Famous Inc.[a,b]	22,132	1,636,661
Noodles & Co.[a,b]	103,190	454,036
Papa John’s International Inc.	221,882	16,212,918
Penn National Gaming Inc.[a,b]	86,094	2,013,739
Pinnacle Entertainment Inc.[a]	302,901	6,454,820
Planet Fitness Inc. Class Ab	706,565	19,063,124
Potbelly Corp.[a,b]	49,165	609,646
RCI Hospitality Holdings Inc.[b]	6,913	171,097
Red Robin Gourmet Burgers Inc.[a,b]	98,525	6,601,175
Red Rock Resorts Inc. Class A	554,641	12,845,486
Ruth’s Hospitality Group Inc.	239,077	5,008,663
Scientific Games Corp. Class Aa,b	433,245	19,864,283
SeaWorld Entertainment Inc.[b]	554,274	7,200,019
Shake Shack Inc. Class Aa,b	177,376	5,894,204
Sonic Corp.	187,428	4,770,043
Texas Roadhouse Inc.	546,380	26,849,113
Wingstop Inc.[b]	237,837	7,908,080
Zoe’s Kitchen Inc.[a,b]	39,777	502,384

		358,946,480

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
HOUSEHOLD DURABLES — 1.39%
Cavco Industries Inc.[a]	69,767	$10,294,121
Century Communities Inc.[a]	12,784	315,765
GoPro Inc. Class Aa,b	873,196	9,613,888
Helen of Troy Ltd.[a,b]	101,118	9,798,334
Hooker Furniture Corp.	92,990	4,440,273
Hovnanian Enterprises Inc. Class Aa,b	229,981	443,863
Installed Building Products Inc.[a]	176,089	11,410,567
iRobot Corp.[a,b]	215,294	16,590,556
KB Home[b]	150,008	3,618,193
La-Z-Boy Inc.	175,343	4,716,727
LGI Homes Inc.[a,b]	93,427	4,537,749
M/I Homes Inc.[a]	38,294	1,023,599
MDC Holdings Inc.	135,357	4,495,206
Meritage Homes Corp.[a]	20,813	924,097
PICO Holdings Inc.[a]	16,358	273,179
Taylor Morrison Home Corp. Class Aa,b	582,575	12,845,779
TopBuild Corp.[a]	180,185	11,742,656
TRI Pointe Group Inc.[a,b]	66,752	921,845
Universal Electronics Inc.[a,b]	114,406	7,253,340
William Lyon Homes Class Aa	36,552	840,330
ZAGG Inc.[a]	157,169	2,475,412

		118,575,479
HOUSEHOLD PRODUCTS — 0.34%
Central Garden & Pet Co.[a]	10,125	393,255
Central Garden & Pet Co. Class Aa	35,496	1,320,096
HRG Group Inc.[a]	917,403	14,320,661
WD-40 Co.	112,784	12,620,530

		28,654,542
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.17%
Atlantic Power Corp.[a]	686,808	1,682,679
Ormat Technologies Inc.	154,816	9,451,517
Pattern Energy Group Inc.	120,047	2,893,133

		14,027,329
INDUSTRIAL CONGLOMERATES — 0.11%
Raven Industries Inc.	295,460	9,572,904

		9,572,904

Security	Shares	Value
INSURANCE — 1.03%
Atlas Financial Holdings Inc.[a,b]	47,318	$894,310
Crawford & Co. Class B	79,904	955,652
eHealth Inc.[a,b]	113,696	2,716,197
HCI Group Inc.	38,189	1,460,729
Health Insurance Innovations Inc.[a,b]	95,529	1,385,171
Heritage Insurance Holdings Inc.[b]	26,000	343,460
Infinity Property & Casualty Corp.	12,287	1,157,435
Investors Title Co.	9,421	1,687,018
Kinsale Capital Group Inc.[b]	118,507	5,115,947
Maiden Holdings Ltd.	71,792	570,746
National General Holdings Corp.	245,914	4,699,417
Primerica Inc.	371,937	30,331,462
RLI Corp.	263,946	15,139,943
State National Companies Inc.	224,250	4,707,008
Stewart Information Services Corp.	9,160	345,882
Third Point Reinsurance Ltd.[a,b]	315,777	4,926,121
Trupanion Inc.[a,b]	184,051	4,860,787
United Insurance Holdings Corp.	126,586	2,063,352
Universal Insurance Holdings Inc.	195,748	4,502,204

		87,862,841
INTERNET & DIRECT MARKETING RETAIL — 0.72%
1-800-Flowers.com Inc. Class Aa	65,055	640,792
Duluth Holdings Inc.[a,b]	78,417	1,591,081
Groupon Inc.[a,b]	2,772,613	14,417,588
HSN Inc.	263,509	10,290,026
Nutrisystem Inc.	242,428	13,551,725
Overstock.com Inc.[a,b]	68,667	2,039,410
PetMed Express Inc.[b]	159,715	5,294,552
Shutterfly Inc.[a,b]	273,957	13,281,435

		61,106,609

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 5.45%
2U Inc.[a,b]	357,739	$20,047,694
Alarm.com Holdings Inc.[a,b]	164,508	7,432,471
Alteryx Inc. Class Aa	72,869	1,484,341
Amber Road Inc.[a,b]	161,950	1,243,776
Angie’s List Inc.[a,b]	333,113	4,150,588
Appfolio Inc.[a,b]	65,404	3,136,122
Apptio Inc. Class Aa	180,047	3,325,468
Benefitfocus Inc.[a,b]	130,184	4,380,692
Blucora Inc.[a]	73,348	1,855,704
Box Inc. Class Aa,b	660,648	12,763,719
Brightcove Inc.[a,b]	278,104	2,002,349
Carbonite Inc.[a,b]	202,551	4,456,122
Care.com Inc.[a,b]	110,054	1,748,758
ChannelAdvisor Corp.[a,b]	195,310	2,246,065
Cimpress NVa,b	204,042	19,926,742
Cloudera Inc.[a,b]	115,530	1,920,109
CommerceHub Inc. Series Aa,b	112,580	2,540,931
CommerceHub Inc. Series Ca	234,575	5,008,176
Cornerstone OnDemand Inc.[a,b]	423,796	17,210,356
Coupa Software Inc.[a,b]	254,437	7,925,713
Endurance International Group Holdings Inc.[a,b]	475,533	3,899,371
Envestnet Inc.[a,b]	350,614	17,881,314
Etsy Inc.[a,b]	941,802	15,897,618
Five9 Inc.[a,b]	425,762	10,175,712
Gogo Inc.[a,b]	461,318	5,448,166
GrubHub Inc.[a,b]	701,271	36,928,931
GTT Communications Inc.[a,b]	253,517	8,023,813
Hortonworks Inc.[a,b]	406,096	6,883,327
Instructure Inc.[a,b]	174,877	5,797,173
Internap Corp.[a,b]	655,027	2,849,367
j2 Global Inc.	379,291	28,022,019
Limelight Networks Inc.[a,b]	270,196	1,072,678
LivePerson Inc.[a]	438,311	5,939,114
Meet Group Inc. (The)[a,b]	89,496	325,765
MINDBODY Inc. Class Aa,b	347,261	8,976,697
MuleSoft Inc. Class Aa,b	197,066	3,968,909
New Relic Inc.[a,b]	247,078	12,304,484
NIC Inc.	524,178	8,989,653
Nutanix Inc. Class Aa,b	463,896	10,386,631
Okta Inc.[a,b]	109,402	3,086,230

Security	Shares	Value
Ominto Inc.[a,b]	109,693	$493,618
Q2 Holdings Inc.[a,b]	255,850	10,656,152
Quotient Technology Inc.[a,b]	602,073	9,422,442
Reis Inc.	74,326	1,337,868
Shutterstock Inc.[a,b]	149,713	4,983,946
SPS Commerce Inc.[a]	138,181	7,836,244
Stamps.com Inc.[a,b]	129,264	26,195,350
TechTarget Inc.[a,b]	51,779	618,241
Tintri Inc.[a,b]	58,705	184,334
Trade Desk Inc. (The) Class Aa,b	193,468	11,900,217
TrueCar Inc.[a,b]	566,639	8,947,230
Tucows Inc. Class Aa,b	73,587	4,308,519
Twilio Inc. Class Aa,b	507,455	15,147,532
Veritone Inc.[a,b]	22,029	1,001,218
Web.com Group Inc.[a,b]	314,202	7,855,050
XO Group Inc.[a]	150,908	2,968,360
Yelp Inc.[a]	634,042	27,454,019
Yext Inc.[a,b]	101,554	1,348,637

		464,321,845
IT SERVICES — 2.41%
Acxiom Corp.[a,b]	335,676	8,271,057
Blackhawk Network Holdings Inc.[a,b]	446,743	19,567,343
Cardtronics PLC Class Aa,b	372,753	8,577,047
Cass Information Systems Inc.	87,958	5,580,056
CSG Systems International Inc.	224,197	8,990,300
EPAM Systems Inc.[a,b]	401,321	35,288,156
Everi Holdings Inc.[a,b]	510,823	3,877,147
EVERTEC Inc.	409,098	6,484,203
ExlService Holdings Inc.[a]	267,129	15,578,963
Forrester Research Inc.	80,714	3,377,881
Hackett Group Inc. (The)	196,083	2,978,501
Information Services Group Inc.[a,b]	164,522	661,378
MAXIMUS Inc.	524,278	33,815,931
MoneyGram International Inc.[a,b]	22,441	361,524
Perficient Inc.[a]	16,888	332,187
Planet Payment Inc.[a]	346,037	1,484,499
Presidio Inc.[a,b]	98,949	1,400,128
Science Applications International Corp.	357,514	23,899,811

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
ServiceSource International Inc.[a,b]	407,027	$1,408,313
StarTek Inc.[a,b]	83,308	978,869
Sykes Enterprises Inc.[a]	29,590	862,844
Syntel Inc.	267,051	5,247,552
TeleTech Holdings Inc.	113,816	4,751,818
Travelport Worldwide Ltd.	199,552	3,132,966
Unisys Corp.[a,b]	286,202	2,432,717
Virtusa Corp.[a,b]	159,255	6,016,654

		205,357,845
LEISURE PRODUCTS — 0.32%
American Outdoor Brands Corp.[a,b]	434,850	6,631,462
Malibu Boats Inc. Class Aa,b	164,926	5,218,259
Marine Products Corp.	68,732	1,103,149
MCBC Holdings Inc.[a]	150,843	3,074,180
Nautilus Inc.[a,b]	247,501	4,182,767
Sturm Ruger & Co. Inc.[b]	139,258	7,199,639

		27,409,456
LIFE SCIENCES TOOLS & SERVICES — 1.49%
Accelerate Diagnostics Inc.[a,b]	197,899	4,442,833
Cambrex Corp.[a,b]	265,109	14,580,995
Enzo Biochem Inc.[a]	319,356	3,343,657
Fluidigm Corp.[a,b]	232,218	1,170,379
INC Research Holdings Inc. Class Aa,b	445,660	23,308,018
Luminex Corp.	147,170	2,991,966
NanoString Technologies Inc.[a,b]	64,194	1,037,375
NeoGenomics Inc.[a,b]	450,615	5,015,345
Pacific Biosciences of California Inc.[a,b]	839,059	4,405,060
PAREXEL International Corp.[a]	409,656	36,082,500
PRA Health Sciences Inc.[a]	398,874	30,382,233

		126,760,361
MACHINERY — 4.56%
Actuant Corp. Class A	245,008	6,272,205
Alamo Group Inc.	66,995	7,193,253
Albany International Corp. Class A	183,976	10,560,222
Altra Industrial Motion Corp.	233,950	11,252,995
Astec Industries Inc.	86,688	4,855,395
Barnes Group Inc.	55,623	3,918,084

Security	Shares	Value
Blue Bird Corp.[a,b]	30,991	$638,415
CIRCOR International Inc.[b]	66,342	3,610,995
Commercial Vehicle Group Inc.[a]	206,375	1,516,856
Douglas Dynamics Inc.	178,810	7,045,114
Energy Recovery Inc.[a,b]	297,288	2,348,575
EnPro Industries Inc.	172,699	13,907,450
ExOne Co. (The)[a,b]	84,675	961,908
Federal Signal Corp.	116,611	2,481,482
Franklin Electric Co. Inc.	356,907	16,007,279
Global Brass & Copper Holdings Inc.	163,406	5,523,123
Harsco Corp.[a]	656,252	13,715,667
Hillenbrand Inc.	517,318	20,097,804
Hyster-Yale Materials Handling Inc.	70,828	5,414,092
John Bean Technologies Corp.[b]	256,358	25,917,794
Kadant Inc.	88,725	8,743,849
Kennametal Inc.	655,443	26,440,571
Lindsay Corp.	85,825	7,887,318
Lydall Inc.[a]	136,726	7,834,400
Milacron Holdings Corp.[a]	388,391	6,548,272
Miller Industries Inc./TN	6,416	179,327
Mueller Industries Inc.	464,926	16,249,164
Mueller Water Products Inc. Class A	766,874	9,815,987
Navistar International Corp.[a,b]	23,239	1,024,143
NN Inc.	221,888	6,434,752
Omega Flex Inc.	23,913	1,717,910
Proto Labs Inc.[a,b]	202,455	16,257,137
RBC Bearings Inc.[a,b]	188,891	23,639,709
REV Group Inc.[b]	103,599	2,979,507
Spartan Motors Inc.	164,473	1,817,427
SPX Corp.[a]	347,774	10,203,689
SPX FLOW Inc.[a]	87,322	3,367,136
Standex International Corp.	81,272	8,631,086
Sun Hydraulics Corp.	192,933	10,418,382
Tennant Co.	136,682	9,048,348
Wabash National Corp.[b]	130,905	2,987,252
Watts Water Technologies Inc. Class A	132,205	9,148,586
Woodward Inc.	434,894	33,752,123

		388,364,783

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
MARINE — 0.06%
Matson Inc.	165,311	$4,658,464

		4,658,464
MEDIA — 1.23%
Emerald Expositions Events Inc.	9,372	217,805
Entravision Communications Corp. Class A	537,238	3,062,257
Eros International PLC[a,b]	101,633	1,453,352
Global Eagle Entertainment Inc.[a,b]	26,664	91,191
Gray Television Inc.[a,b]	341,968	5,368,898
Hemisphere Media Group Inc.[a]	10,105	120,755
IMAX Corp.[a,b]	457,573	10,364,028
Liberty Media Corp.-Liberty Braves Class Aa,b	81,614	2,070,547
Liberty Media Corp.-Liberty Braves Class Ca,b	277,828	7,020,714
Loral Space & Communications Inc.[a,b]	105,295	5,212,102
MDC Partners Inc. Class A	140,244	1,542,684
New York Times Co. (The) Class A	831,084	16,289,246
Nexstar Media Group Inc. Class A	370,895	23,106,758
Reading International Inc. Class Aa	33,185	521,668
Sinclair Broadcast Group Inc. Class A	587,921	18,842,868
tronc Inc.[a]	101,150	1,469,710
WideOpenWest Inc.[a]	56,808	856,665
World Wrestling Entertainment Inc. Class A	318,515	7,501,028

		105,112,276
METALS & MINING — 0.43%
Century Aluminum Co.[a,b]	22,889	379,500
Coeur Mining Inc.[a,b]	237,660	2,184,095
Compass Minerals International Inc.	251,854	16,345,325
Handy & Harman Ltd.[a,b]	13,777	448,441
Klondex Mines Ltd.[a]	418,329	1,522,718
Worthington Industries Inc.	335,267	15,422,282

		36,302,361

Security	Shares	Value
MULTILINE RETAIL — 0.44%
Big Lots Inc.[b]	362,423	$19,415,000
Fred’s Inc. Class Ab	14,870	95,763
Ollie’s Bargain Outlet Holdings Inc.[a,b]	387,390	17,974,896
Sears Holdings Corp.[a,b]	17,715	129,319

		37,614,978
OIL, GAS & CONSUMABLE FUELS — 0.84%
Abraxas Petroleum Corp.[a]	1,142,902	2,148,656
Ardmore Shipping Corp.[b]	115,096	949,542
Bonanza Creek Energy Inc.[a]	12,120	399,839
Carrizo Oil & Gas Inc.[a,b]	631,517	10,817,886
CVR Energy Inc.	7,266	188,189
Energy XXI Gulf Coast Inc.[a,b]	40,249	416,175
Evolution Petroleum Corp.	215,121	1,548,871
Gastar Exploration Inc.[a,b]	707,108	621,972
Isramco Inc.[a,b]	5,798	672,568
Jagged Peak Energy Inc.[a,b]	464,855	6,349,919
Jones Energy Inc. Class Aa,b	38,469	73,861
Lilis Energy Inc.[a,b]	350,737	1,567,794
Matador Resources Co.[a,b]	733,808	19,922,887
Panhandle Oil and Gas Inc. Class A	70,285	1,672,783
Par Pacific Holdings Inc.[a,b]	100,335	2,086,968
Penn Virginia Corp.[a]	105,192	4,205,576
Resolute Energy Corp.[a]	10,146	301,235
Ring Energy Inc.[a,b]	381,018	5,520,951
Sanchez Energy Corp.[a,b]	529,805	2,553,660
SilverBow Resources Inc.[a,b]	11,660	286,253
SRC Energy Inc.[a,b]	179,772	1,738,395
Tellurian Inc.[a,b]	467,055	4,988,148
Ultra Petroleum Corp.[a,b]	140,819	1,220,901
Uranium Energy Corp.[a,b]	1,063,129	1,467,118
W&T Offshore Inc.[a]	43,832	133,688
Westmoreland Coal Co.[a]	37,942	96,752

		71,950,587
PAPER & FOREST PRODUCTS — 0.79%
Boise Cascade Co.[a,b]	61,550	2,148,095
Deltic Timber Corp.[b]	89,723	7,934,205
KapStone Paper and Packaging Corp.	707,844	15,211,568
Louisiana-Pacific Corp.[a]	1,115,001	30,194,227

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Neenah Paper Inc.	112,561	$9,629,593
Schweitzer-Mauduit International Inc.	48,022	1,990,992
Verso Corp. Class Aa	20,446	104,070

		67,212,750
PERSONAL PRODUCTS — 0.23%
elf Beauty Inc.[a,b]	169,645	3,825,495
Inter Parfums Inc.	66,802	2,755,582
Medifast Inc.	86,630	5,143,223
Natural Health Trends Corp.[b]	60,231	1,439,521
Revlon Inc. Class Aa,b	30,441	747,326
USANA Health Sciences Inc.[a,b]	93,678	5,405,221

		19,316,368
PHARMACEUTICALS — 3.38%
Aclaris Therapeutics Inc.[a,b]	183,021	4,723,772
Aerie Pharmaceuticals Inc.[a,b]	266,940	12,973,284
Akcea Therapeutics Inc.[a,b]	90,542	2,505,297
Amphastar Pharmaceuticals Inc.[a,b]	297,119	5,309,517
ANI Pharmaceuticals Inc.[a,b]	64,635	3,392,691
Aratana Therapeutics Inc.[a,b]	308,151	1,888,966
Assembly Biosciences Inc.[a,b]	114,883	4,011,714
Catalent Inc.[a]	1,026,953	40,995,964
Cempra Inc.[a,b]	32,595	105,934
Clearside Biomedical Inc.[a,b]	96,450	842,973
Collegium Pharmaceutical Inc.[a,b]	11,155	117,016
Corcept Therapeutics Inc.[a,b]	743,773	14,354,819
Corium International Inc.[a,b]	197,026	2,183,048
Depomed Inc.[a,b]	467,885	2,709,054
Dermira Inc.[a,b]	254,283	6,865,641
Dova Pharmaceuticals Inc.[a,b]	30,973	752,024
Durect Corp.[a,b]	1,124,109	1,989,673
Innoviva Inc.[a,b]	620,779	8,765,400
Intersect ENT Inc.[a]	210,238	6,548,914
Kala Pharmaceuticals Inc.[a,b]	49,297	1,125,943
Medicines Co. (The)[a,b]	518,257	19,196,239
MyoKardia Inc.[a,b]	141,256	6,052,820
Nektar Therapeutics[a,b]	1,209,585	29,030,040
Neos Therapeutics Inc.[a,b]	182,781	1,672,446
Ocular Therapeutix Inc.[a,b]	184,830	1,142,249
Omeros Corp.[a,b]	364,008	7,869,853
Pacira Pharmaceuticals Inc./DEa,b	320,655	12,040,595

Security	Shares	Value
Paratek Pharmaceuticals Inc.[a,b]	192,630	$4,835,013
Phibro Animal Health Corp. Series A	144,106	5,339,127
Prestige Brands Holdings Inc.[a,b]	435,131	21,795,712
Reata Pharmaceuticals Inc. Series Aa	91,639	2,849,973
Revance Therapeutics Inc.[a,b]	183,652	5,059,613
SciClone Pharmaceuticals Inc.[a]	149,913	1,679,026
Sienna Biopharmaceuticals Inc.[a]	30,399	676,378
Sucampo Pharmaceuticals Inc. Class Aa,b	167,820	1,980,276
Supernus Pharmaceuticals Inc.[a,b]	385,298	15,411,920
Teligent Inc.[a,b]	333,903	2,240,489
TherapeuticsMD Inc.[a,b]	1,263,832	6,685,671
Theravance Biopharma Inc.[a,b]	340,781	11,668,341
WaVe Life Sciences Ltd.[a]	97,411	2,118,689
Zogenix Inc.[a,b]	152,870	5,358,094
Zynerba Pharmaceuticals Inc.[a,b]	93,486	781,543

		287,645,751
PROFESSIONAL SERVICES — 1.36%
Advisory Board Co. (The)[a,b]	328,768	17,630,184
Barrett Business Services Inc.	58,016	3,279,644
BG Staffing Inc.	56,770	939,543
Exponent Inc.	209,323	15,468,970
Franklin Covey Co.[a,b]	65,182	1,323,195
GP Strategies Corp.[a,b]	92,745	2,861,183
Hill International Inc.[a,b]	252,903	1,201,289
Insperity Inc.	147,939	13,018,632
Kforce Inc.	192,339	3,885,248
Mistras Group Inc.[a,b]	15,593	319,657
On Assignment Inc.[a]	414,604	22,255,943
Pendrell Corp.[a,b]	12,282	83,886
TriNet Group Inc.[a,b]	337,650	11,351,793
TrueBlue Inc.[a,b]	19,456	436,787
WageWorks Inc.[a,b]	324,767	19,713,357
Willdan Group Inc.[a,b]	61,860	2,007,976

		115,777,287

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.37%
Altisource Portfolio Solutions SAa,b	92,134	$2,383,506
Consolidated-Tomoka Land Co.[b]	29,175	1,752,542
HFF Inc. Class A	299,928	11,865,152
Kennedy-Wilson Holdings Inc.	355,312	6,591,038
Marcus & Millichap Inc.[a,b]	131,434	3,547,404
Maui Land & Pineapple Co. Inc.[a]	55,044	767,864
Redfin Corp.[a,b]	27,271	684,229
RMR Group Inc. (The) Class A	57,683	2,962,022
Trinity Place Holdings Inc.[a,b]	148,758	1,044,281

		31,598,038
ROAD & RAIL — 1.08%
ArcBest Corp.	27,612	923,622
Avis Budget Group Inc.[a]	611,333	23,267,334
Daseke Inc.[a]	154,344	2,014,189
Heartland Express Inc.[b]	366,313	9,187,130
Knight-Swift Transportation Holdings Inc.[a]	1,024,382	42,563,072
Saia Inc.[a]	90,425	5,665,126
Schneider National Inc. Class Bb	247,525	6,262,383
Universal Logistics Holdings Inc.	51,323	1,049,555
YRC Worldwide Inc.[a]	55,523	766,217

		91,698,628
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.15%
Advanced Energy Industries Inc.[a]	324,213	26,183,442
Alpha & Omega Semiconductor Ltd.[a]	9,665	159,376
Ambarella Inc.[a,b]	112,557	5,516,419
Amkor Technology Inc.[a,b]	44,678	471,353
Axcelis Technologies Inc.[a,b]	245,950	6,726,732
Brooks Automation Inc.	559,867	16,997,562
Cabot Microelectronics Corp.	203,180	16,240,177
CEVA Inc.[a]	173,610	7,430,508
Cirrus Logic Inc.[a,b]	526,577	28,077,086
Cohu Inc.	38,031	906,659
CyberOptics Corp.[a,b]	30,103	489,174

Security	Shares	Value
Diodes Inc.[a]	81,378	$2,435,644
Entegris Inc.[a]	1,159,786	33,459,826
FormFactor Inc.[a]	588,196	9,911,103
Ichor Holdings Ltd.[a]	146,186	3,917,785
Impinj Inc.[a,b]	147,646	6,143,550
Inphi Corp.[a,b]	342,950	13,611,685
Integrated Device Technology Inc.[a,b]	1,093,778	29,072,619
Kopin Corp.[a,b]	452,854	1,888,401
Lattice Semiconductor Corp.[a,b]	994,310	5,180,355
MACOM Technology Solutions Holdings Inc.[a,b]	331,010	14,766,356
MaxLinear Inc.[a,b]	491,171	11,665,311
MKS Instruments Inc.	439,999	41,557,906
Monolithic Power Systems Inc.	325,897	34,724,325
Nanometrics Inc.[a]	159,496	4,593,485
NVE Corp.	36,398	2,874,350
PDF Solutions Inc.[a,b]	215,799	3,342,727
Pixelworks Inc.[a]	264,024	1,243,553
Power Integrations Inc.	233,459	17,089,199
Rambus Inc.[a]	229,004	3,057,203
Rudolph Technologies Inc.[a]	229,416	6,033,641
Semtech Corp.[a]	529,917	19,898,383
Silicon Laboratories Inc.[a,b]	342,542	27,369,106
SMART Global Holdings Inc.[a]	97,570	2,612,925
Synaptics Inc.[a,b]	281,247	11,019,257
Ultra Clean Holdings Inc.[a,b]	269,410	8,249,334
Xcerra Corp.[a]	380,715	3,750,043
Xperi Corp.	399,771	10,114,206

		438,780,766
SOFTWARE — 6.18%
8x8 Inc.[a,b]	721,473	9,739,885
A10 Networks Inc.[a]	402,011	3,039,203
ACI Worldwide Inc.[a,b]	951,524	21,675,717
American Software Inc./GA Class A	127,595	1,449,479
Aspen Technology Inc.[a]	612,860	38,493,737
Barracuda Networks Inc.[a]	203,011	4,918,957
Blackbaud Inc.	389,260	34,177,028
Blackline Inc.[a,b]	127,111	4,337,027

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
Bottomline Technologies de Inc.[a]	286,555	$9,121,046
BroadSoft Inc.[a,b]	250,713	12,610,864
Callidus Software Inc.[a,b]	526,260	12,972,309
CommVault Systems Inc.[a]	320,834	19,506,707
Digimarc Corp.[a,b]	75,688	2,770,181
Ebix Inc.[b]	196,182	12,800,875
Ellie Mae Inc.[a,b]	276,327	22,694,737
Everbridge Inc.[a,b]	139,008	3,672,591
Exa Corp.[a,b]	113,964	2,755,650
Fair Isaac Corp.	248,665	34,937,432
Gigamon Inc.[a,b]	299,680	12,631,512
Glu Mobile Inc.[a]	48,530	182,473
HubSpot Inc.[a,b]	278,248	23,386,744
Imperva Inc.[a]	273,278	11,860,265
Majesco[a,b]	46,778	233,422
MicroStrategy Inc. Class Aa	43,007	5,492,424
Mitek Systems Inc.[a,b]	253,223	2,405,619
MobileIron Inc.[a,b]	453,112	1,676,514
Model N Inc.[a,b]	191,093	2,856,840
Monotype Imaging Holdings Inc.	164,050	3,157,963
Park City Group Inc.[a,b]	108,467	1,317,874
Paycom Software Inc.[a,b]	402,401	30,163,979
Paylocity Holding Corp.[a,b]	212,263	10,362,680
Pegasystems Inc.[b]	298,271	17,195,323
Progress Software Corp.	324,969	12,404,067
Proofpoint Inc.[a,b]	356,213	31,068,898
PROS Holdings Inc.[a,b]	212,175	5,119,783
QAD Inc. Class A	52,569	1,805,745
Qualys Inc.[a,b]	256,303	13,276,495
Rapid7 Inc.[a,b]	171,110	3,011,536
RealPage Inc.[a,b]	479,471	19,130,893
RingCentral Inc. Class Aa	509,615	21,276,426
Rosetta Stone Inc.[a,b]	24,176	246,837
Silver Spring Networks Inc.[a,b]	80,897	1,308,104
Telenav Inc.[a,b]	130,657	829,672
Upland Software Inc.[a]	65,769	1,391,672
Varonis Systems Inc.[a]	154,845	6,488,006
VASCO Data Security International Inc.[a]	20,853	251,279
Verint Systems Inc.[a]	83,118	3,478,488
VirnetX Holding Corp.[a,b]	420,181	1,638,706
Workiva Inc.[a,b]	203,616	4,245,394
Zendesk Inc.[a,b]	793,240	23,091,216
Zix Corp.[a,b]	441,072	2,156,842

		526,817,116

Security	Shares	Value
SPECIALTY RETAIL — 1.68%
America’s Car-Mart Inc./TXa,b	20,470	$841,829
Asbury Automotive Group Inc.[a,b]	151,491	9,256,100
At Home Group Inc.[a,b]	34,234	781,905
Camping World Holdings Inc. Class A	190,665	7,767,692
Carvana Co.[a,b]	9,372	137,581
Children’s Place Inc. (The)	140,823	16,638,238
Five Below Inc.[a,b]	441,027	24,203,562
Francesca’s Holdings Corp.[a,b]	302,353	2,225,318
J. Jill Inc.[a,b]	96,637	1,052,377
Lithia Motors Inc. Class A	192,146	23,117,085
Lumber Liquidators Holdings Inc.[a,b]	230,050	8,967,349
MarineMax Inc.[a,b]	123,008	2,035,782
Monro Inc.	258,965	14,514,988
Party City Holdco Inc.[a,b]	13,973	189,334
RHa,b	163,279	11,481,779
Select Comfort Corp.[a,b]	330,575	10,264,354
Sportsman’s Warehouse Holdings Inc.[a,b]	296,743	1,338,311
Tailored Brands Inc.	124,439	1,796,899
Tile Shop Holdings Inc.	322,359	4,093,959
Winmark Corp.[b]	19,279	2,540,008

		143,244,450
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.80%
3D Systems Corp.[a,b]	891,949	11,943,197
Avid Technology Inc.[a,b]	196,082	890,212
CPI Card Group Inc.[b]	167,568	197,730
Diebold Nixdorf Inc.	616,965	14,097,650
Eastman Kodak Co.[a,b]	115,886	851,762
Electronics For Imaging Inc.[a,b]	377,965	16,131,546
Immersion Corp.[a,b]	238,751	1,950,596
Intevac Inc.[a,b]	159,869	1,350,893
Pure Storage Inc. Class Aa,b	759,585	12,145,764
Quantum Corp.[a]	45,436	278,069
Stratasys Ltd.[a,b]	200,678	4,639,676
Super Micro Computer Inc.[a,b]	68,643	1,517,010
USA Technologies Inc.[a,b]	380,560	2,378,500

		68,372,605

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.72%
Columbia Sportswear Co.	85,226	$5,248,217
Crocs Inc.[a,b]	435,214	4,221,576
Culp Inc.	91,207	2,987,029
Deckers Outdoor Corp.[a]	16,855	1,153,051
Oxford Industries Inc.	53,082	3,372,830
Steven Madden Ltd.[a]	482,712	20,901,430
Superior Uniform Group Inc.	68,968	1,579,367
Wolverine World Wide Inc.	770,360	22,224,886

		61,688,386
THRIFTS & MORTGAGE FINANCE — 0.77%
Bear State Financial Inc.	17,344	177,949
BofI Holding Inc.[a,b]	207,393	5,904,479
BSB Bancorp. Inc./MAa	18,085	541,646
Charter Financial Corp./MD	21,602	400,285
Essent Group Ltd.[a]	664,153	26,898,196
Greene County Bancorp. Inc.	20,666	621,013
Hingham Institution for Savings	5,484	1,043,441
LendingTree Inc.[a,b]	51,993	12,709,689
Meridian Bancorp. Inc.	62,039	1,157,027
Meta Financial Group Inc.	7,044	552,250
NMI Holdings Inc. Class Aa,b	71,509	886,712
Northfield Bancorp. Inc.	34,232	593,925
Ocwen Financial Corp.[a,b]	52,056	179,073
Provident Bancorp. Inc.[a,b]	3,473	80,400
Southern Missouri Bancorp. Inc.	3,402	124,139
Walker & Dunlop Inc.[a]	194,267	10,165,992
Waterstone Financial Inc.	18,012	351,234
Western New England Bancorp Inc.	19,266	209,999
WSFS Financial Corp.	65,915	3,213,356

		65,810,805
TOBACCO — 0.10%
Turning Point Brands Inc.[a]	41,414	704,038
Vector Group Ltd.	369,789	7,569,581

		8,273,619
TRADING COMPANIES & DISTRIBUTORS — 1.18%
Applied Industrial Technologies Inc.	312,921	20,590,202
Beacon Roofing Supply Inc.[a]	406,062	20,810,677

Security	Shares	Value
BMC Stock Holdings Inc.[a,b]	28,459	$607,600
CAI International Inc.[a,b]	58,945	1,787,212
DXP Enterprises Inc./TXa,b	99,666	3,138,482
EnviroStar Inc.[b]	28,768	795,435
Foundation Building Materials Inc.[a,b]	37,625	532,018
GMS Inc.[a]	224,850	7,959,690
H&E Equipment Services Inc.	258,029	7,534,447
Herc Holdings Inc.[a,b]	197,614	9,708,776
Huttig Building Products Inc.[a,b]	143,368	1,012,178
Kaman Corp.	18,561	1,035,333
Lawson Products Inc./DEa	39,364	991,973
Neff Corp. Class Aa,b	61,026	1,525,650
Rush Enterprises Inc. Class Aa	116,424	5,389,267
Rush Enterprises Inc. Class Ba	19,737	860,928
SiteOne Landscape Supply Inc.[a,b]	277,074	16,097,999
Willis Lease Finance Corp.[a,b]	3,073	75,565

		100,453,432
WATER UTILITIES — 0.34%
American States Water Co.	204,050	10,049,463
California Water Service Group	243,056	9,272,586
Global Water Resources Inc.	83,194	783,688
Middlesex Water Co.	111,919	4,395,059
Pure Cycle Corp.[a]	140,290	1,052,175
York Water Co. (The)	94,770	3,212,703

		28,765,674
WIRELESS TELECOMMUNICATION SERVICES — 0.24%
Boingo Wireless Inc.[a,b]	294,210	6,287,268
Shenandoah Telecommunications Co.	379,169	14,105,087

		20,392,355

TOTAL COMMON STOCKS (Cost: $7,625,766,481)		8,547,247,993

SHORT-TERM INVESTMENTS — 19.01%

MONEY MARKET FUNDS — 19.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	1,608,047,181	1,608,529,595

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

September 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	11,338,247	$11,338,247

		1,619,867,842

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,619,524,004)		1,619,867,842

TOTAL INVESTMENTS IN SECURITIES — 119.31% (Cost: $9,245,290,485)		10,167,115,835
Other Assets, Less Liabilities — (19.31)%		(1,645,545,612)

NET ASSETS — 100.00%		$8,521,570,223

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

87

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.64%

AEROSPACE & DEFENSE — 1.95%
AAR Corp.	285,693	$10,793,482
Aerovironment Inc.[a]	186,320	10,083,638
Cubic Corp.	224,621	11,455,671
Curtiss-Wright Corp.	99,447	10,396,189
DigitalGlobe Inc.[a]	551,691	19,447,108
Ducommun Inc.[a,b]	95,176	3,050,391
Engility Holdings Inc.[a]	162,634	5,640,147
Esterline Technologies Corp.[a,b]	233,934	21,089,150
KeyW Holding Corp. (The)[a,b]	425,322	3,236,700
KLX Inc.[a,b]	461,943	24,450,643
Kratos Defense & Security Solutions Inc.[a,b]	396,811	5,190,288
Mercury Systems Inc.[a]	32,331	1,677,332
Moog Inc. Class Aa	258,553	21,571,077
National Presto Industries Inc.	40,277	4,287,487
Sparton Corp.[a]	79,955	1,855,756
Triumph Group Inc.	435,834	12,966,061
Vectrus Inc.[a,b]	78,725	2,427,879
Wesco Aircraft Holdings Inc.[a,b]	502,172	4,720,417

		174,339,416
AIR FREIGHT & LOGISTICS — 0.34%
Atlas Air Worldwide Holdings Inc.[a,b]	207,734	13,668,897
Echo Global Logistics Inc.[a,b]	239,598	4,516,422
Hub Group Inc. Class Aa,b	289,714	12,443,217

		30,628,536
AIRLINES — 0.24%
Hawaiian Holdings Inc.[a]	42,141	1,582,394
SkyWest Inc.	450,492	19,776,599

		21,358,993
AUTO COMPONENTS — 1.10%
American Axle & Manufacturing Holdings Inc.[a,b]	746,086	13,116,192
Cooper Tire & Rubber Co.	474,391	17,742,223
Cooper-Standard Holdings Inc.[a,b]	123,039	14,268,833
Dana Inc.	668,535	18,692,239
Gentherm Inc.[a,b]	69,075	2,566,136
Modine Manufacturing Co.[a,b]	439,165	8,453,926
Motorcar Parts of America Inc.[a,b]	166,260	4,898,020

Security	Shares	Value
Shiloh Industries Inc.[a]	46,214	$480,626
Standard Motor Products Inc.	71,680	3,458,560
Stoneridge Inc.[a]	238,053	4,715,830
Superior Industries International Inc.	217,068	3,614,182
Tower International Inc.	177,014	4,814,781
VOXX International Corp.[a,b]	175,686	1,502,115

		98,323,663
AUTOMOBILES — 0.02%
Winnebago Industries Inc.	35,168	1,573,768

		1,573,768
BANKS — 18.87%
1st Source Corp.	142,025	7,214,870
Access National Corp.[b]	122,567	3,512,770
ACNB Corp.	54,125	1,499,263
Allegiance Bancshares Inc.[a,b]	30,986	1,140,285
American National Bankshares Inc.	74,108	3,053,250
Ameris Bancorp.	78,099	3,748,752
Ames National Corp.	77,127	2,302,241
Arrow Financial Corp.	106,100	3,644,535
Atlantic Capital Bancshares Inc.[a,b]	150,577	2,732,973
Banc of California Inc.	387,954	8,050,045
BancFirst Corp.	148,865	8,448,089
Banco Latinoamericano de Comercio Exterior SA Class E	269,590	7,936,730
Bancorp. Inc. (The)[a]	440,692	3,644,523
BancorpSouth Inc.	767,475	24,597,574
Bank of Commerce Holdings	140,099	1,611,138
Bank of Marin Bancorp.	52,089	3,568,096
Bank of NT Butterfield & Son Ltd. (The)	138,647	5,080,026
Bankwell Financial Group Inc.	46,988	1,735,737
Banner Corp.	293,403	17,979,736
Bar Harbor Bankshares	134,645	4,222,467
BCB Bancorp. Inc.	88,468	1,234,129
Berkshire Hills Bancorp. Inc.	354,526	13,737,882
Blue Hills Bancorp. Inc.	110,462	2,120,870
Boston Private Financial Holdings Inc.	743,120	12,298,636
Bridge Bancorp. Inc.	168,654	5,725,803
Brookline Bancorp. Inc.	668,362	10,359,611
Bryn Mawr Bank Corp.	149,753	6,559,181

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
Byline Bancorp Inc.[a]	52,822	$1,122,996
C&F Financial Corp.	30,057	1,653,135
Cadence BanCorp[a,b]	77,328	1,772,358
California First National Bancorp.	22,149	400,897
Camden National Corp.	136,031	5,936,393
Capital Bank Financial Corp. Class A	259,306	10,644,511
Capital City Bank Group Inc.	98,345	2,361,263
Capstar Financial Holdings Inc.[a,b]	53,305	1,043,712
Carolina Financial Corp.[b]	36,613	1,313,674
Cathay General Bancorp.	677,564	27,238,073
CenterState Bank Corp.	480,054	12,865,447
Central Pacific Financial Corp.	217,148	6,987,823
Central Valley Community Bancorp.	89,014	1,985,012
Century Bancorp. Inc./MA Class A	26,571	2,128,337
Chemical Financial Corp.	631,185	32,985,728
Chemung Financial Corp.	28,985	1,365,194
Citizens & Northern Corp.	105,313	2,586,487
City Holding Co.[b]	133,740	9,617,243
Civista Bancshares Inc.	90,279	2,016,833
CNB Financial Corp./PA	133,437	3,645,499
CoBiz Financial Inc.	301,051	5,912,642
Codorus Valley Bancorp. Inc.	73,315	2,251,504
Columbia Banking System Inc.	516,759	21,760,721
Commerce Union Bancshares Inc.[b]	63,723	1,477,099
Community Bank System Inc.	435,939	24,085,630
Community Bankers Trust Corp.[a]	195,647	1,799,952
Community Financial Corp. (The )	36,134	1,278,060
Community Trust Bancorp. Inc.	137,049	6,372,778
ConnectOne Bancorp. Inc.	196,266	4,828,144
County Bancorp. Inc.	42,389	1,273,789
CU Bancorp.[a]	128,280	4,974,057
Customers Bancorp. Inc.[a,b]	251,489	8,203,571
CVB Financial Corp.	916,843	22,160,095
DNB Financial Corp.	29,079	1,023,581
Eagle Bancorp. Inc.[a]	54,735	3,669,982
Enterprise Bancorp. Inc./MA	85,145	3,091,615

Security	Shares	Value
Enterprise Financial Services Corp.	199,300	$8,440,355
Equity Bancshares Inc. Class Aa,b	61,538	2,189,522
Evans Bancorp. Inc.	42,462	1,834,358
Farmers & Merchants Bancorp. Inc./Archbold OHb	77,903	2,839,564
Farmers Capital Bank Corp.[b]	66,735	2,806,207
Farmers National Banc Corp.	225,609	3,395,415
FB Financial Corp.[a]	58,145	2,193,229
FCB Financial Holdings Inc. Class Aa,b	314,517	15,191,171
Fidelity Southern Corp.	191,636	4,530,275
Financial Institutions Inc.	126,447	3,641,674
First Bancorp. Inc./ME	90,488	2,742,691
First BanCorp./Puerto Rico[a]	1,705,011	8,729,656
First Bancorp./Southern Pines NC	218,032	7,502,481
First Bancshares Inc. (The)	76,182	2,296,887
First Busey Corp.	336,393	10,549,284
First Business Financial Services Inc.	75,724	1,722,721
First Citizens BancShares Inc./NC Class A	66,245	24,768,343
First Commonwealth Financial Corp.	861,387	12,171,398
First Community Bancshares Inc./VA	147,315	4,288,340
First Connecticut Bancorp. Inc./Farmington CT	99,076	2,650,283
First Financial Bancorp.	546,849	14,300,101
First Financial Bankshares Inc.	195,620	8,842,024
First Financial Corp./IN	93,582	4,454,503
First Financial Northwest Inc.	68,264	1,159,805
First Foundation Inc.[a,b]	170,919	3,057,741
First Guaranty Bancshares Inc.[b]	34,762	936,488
First Internet Bancorp.	54,992	1,776,242
First Interstate BancSystem Inc.	231,050	8,837,662
First Merchants Corp.	364,767	15,659,447
First Mid-Illinois Bancshares Inc.	90,228	3,464,755
First Midwest Bancorp. Inc./IL	910,697	21,328,524
First Northwest Bancorp.[a]	91,819	1,570,105
First of Long Island Corp. (The)	169,006	5,146,233
Flushing Financial Corp.	247,924	7,368,301

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
FNB Bancorp./CA	48,542	$1,646,545
Franklin Financial Network Inc.[a,b]	77,354	2,757,670
Fulton Financial Corp.	1,525,868	28,610,025
German American Bancorp. Inc.	187,278	7,122,182
Glacier Bancorp. Inc.	582,675	22,001,808
Great Southern Bancorp. Inc.	96,623	5,377,070
Great Western Bancorp. Inc.	527,088	21,758,193
Green Bancorp. Inc.[a,b]	153,355	3,626,846
Guaranty Bancorp.	167,618	4,659,780
Hancock Holding Co.	750,908	36,381,493
Hanmi Financial Corp.	280,203	8,672,283
HarborOne Bancorp Inc.[a,b]	59,869	1,126,136
Heartland Financial USA Inc.	217,911	10,764,803
Heritage Commerce Corp.	287,483	4,090,883
Heritage Financial Corp./WA	261,798	7,723,041
Hilltop Holdings Inc.	654,092	17,006,392
Home BancShares Inc./AR	269,810	6,804,608
HomeTrust Bancshares Inc.[a,b]	148,135	3,799,663
Hope Bancorp Inc.	1,154,515	20,446,461
Horizon Bancorp./IN	188,577	5,500,791
Howard Bancorp. Inc.[a]	61,514	1,285,643
IBERIABANK Corp.	450,497	37,008,329
Independent Bank Corp./MI	180,429	4,086,717
Independent Bank Corp./Rockland MA	236,639	17,665,101
Independent Bank Group Inc.	157,143	9,475,723
International Bancshares Corp.	486,652	19,514,745
Investar Holding Corp.	49,971	1,204,301
Investors Bancorp. Inc.	2,310,276	31,512,165
Lakeland Bancorp. Inc.	398,900	8,137,560
Lakeland Financial Corp.	177,486	8,647,118
LCNB Corp.	81,155	1,700,197
LegacyTexas Financial Group Inc.	241,247	9,630,580
Macatawa Bank Corp.	233,499	2,395,700
MainSource Financial Group Inc.	220,174	7,895,440
MB Financial Inc.	661,471	29,779,424
MBT Financial Corp.	166,504	1,823,219
Mercantile Bank Corp.	143,232	4,998,797
Middlefield Banc Corp.[b]	23,539	1,085,148
Midland States Bancorp. Inc.	128,898	4,083,489
MidSouth Bancorp. Inc.[b]	119,995	1,445,940

Security	Shares	Value
MidWestOne Financial Group Inc.	97,813	$3,302,167
MutualFirst Financial Inc.	55,688	2,141,204
National Bank Holdings Corp. Class A	143,765	5,130,973
National Bankshares Inc.	60,540	2,721,273
National Commerce Corp.[a,b]	54,740	2,342,872
NBT Bancorp. Inc.	378,086	13,883,318
Nicolet Bankshares Inc.[a,b]	78,372	4,508,741
Northeast Bancorp	19,222	502,655
Northrim BanCorp. Inc.	61,448	2,147,608
Norwood Financial Corp.[b]	52,432	1,600,225
OFG Bancorp.	384,257	3,515,952
Ohio Valley Banc Corp.	37,141	1,351,932
Old Line Bancshares Inc.	66,938	1,874,264
Old National Bancorp./IN	1,199,720	21,954,876
Old Point Financial Corp.	32,733	1,060,549
Old Second Bancorp. Inc.	255,770	3,440,106
Opus Bank	59,483	1,427,592
Orrstown Financial Services Inc.	65,890	1,640,661
Pacific Continental Corp.	92,085	2,481,691
Pacific Mercantile Bancorp.[a,b]	143,427	1,312,357
Pacific Premier Bancorp. Inc.[a,b]	227,450	8,586,237
Paragon Commercial Corp.[a]	33,456	1,888,926
Park National Corp.	118,600	12,807,614
Park Sterling Corp.	303,904	3,774,488
Parke Bancorp. Inc.	51,421	1,141,546
Peapack Gladstone Financial Corp.	151,182	5,100,881
Penns Woods Bancorp. Inc.	40,887	1,900,019
People’s Utah Bancorp.	104,423	3,388,526
Peoples Bancorp. Inc./OH	146,572	4,923,353
Peoples Bancorp. of North Carolina Inc.	38,318	1,364,887
Peoples Financial Services Corp.	61,601	2,944,528
Premier Financial Bancorp. Inc.	84,850	1,848,881
QCR Holdings Inc.	108,339	4,929,424
RBB Bancorp[a]	27,912	638,906
Renasant Corp.	384,483	16,494,321
Republic Bancorp. Inc./KY Class A	87,659	3,409,059
Republic First Bancorp. Inc.[a,b]	335,034	3,099,064

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
S&T Bancorp. Inc.	304,789	$12,063,549
Sandy Spring Bancorp. Inc.	209,107	8,665,394
Seacoast Banking Corp. of Florida[a,b]	378,589	9,044,491
Shore Bancshares Inc.	116,240	1,935,396
Sierra Bancorp.	112,637	3,058,095
Simmons First National Corp. Class A	276,233	15,993,891
SmartFinancial Inc.[a,b]	64,878	1,560,965
South State Corp.	256,286	23,078,554
Southern First Bancshares Inc.[a,b]	58,602	2,130,183
Southern National Bancorp. of Virginia Inc.	187,828	3,191,198
Southside Bancshares Inc.	242,880	8,831,117
Southwest Bancorp. Inc.	157,675	4,343,946
State Bank Financial Corp.	331,868	9,508,018
Sterling Bancorp./DE	1,174,904	28,961,384
Stock Yards Bancorp. Inc.	193,517	7,353,646
Summit Financial Group Inc.	97,884	2,511,703
Sun Bancorp. Inc./NJb	95,665	2,377,275
Sunshine Bancorp. Inc.[a,b]	53,709	1,248,197
Texas Capital Bancshares Inc.[a,b]	103,634	8,891,797
Tompkins Financial Corp.	123,273	10,618,736
TowneBank/Portsmouth VA	502,566	16,835,961
TriCo Bancshares	180,768	7,366,296
TriState Capital Holdings Inc.[a,b]	144,952	3,319,401
Triumph Bancorp. Inc.[a]	155,479	5,014,198
Trustmark Corp.	600,642	19,893,263
Two River Bancorp.[b]	65,501	1,298,230
UMB Financial Corp.	402,665	29,994,516
Umpqua Holdings Corp.	1,973,580	38,504,546
Union Bankshares Corp.	385,087	13,593,571
Union Bankshares Inc./Morrisville VTb	5,336	258,262
United Bankshares Inc./WV	889,521	33,045,705
United Community Banks Inc./GA	633,289	18,074,068
United Security Bancshares/Fresno CA	121,496	1,154,212
Unity Bancorp. Inc.[b]	70,275	1,391,445
Univest Corp. of Pennsylvania	230,251	7,368,032
Valley National Bancorp.	2,305,895	27,786,035
Veritex Holdings Inc.[a]	97,929	2,640,166

Security	Shares	Value
Washington Trust Bancorp. Inc.	133,548	$7,645,623
WashingtonFirst Bankshares Inc.	88,762	3,159,040
WesBanco Inc.	374,283	15,353,089
West Bancorp. Inc.	110,250	2,690,100
Westamerica Bancorp.	223,637	13,315,347
Wintrust Financial Corp.	494,293	38,708,085
Xenith Bankshares Inc.[a]	46,305	1,504,913

		1,689,094,156
BEVERAGES — 0.01%
MGP Ingredients Inc.	13,319	807,531

		807,531
BIOTECHNOLOGY — 2.70%
Abeona Therapeutics Inc.[a,b]	216,392	3,689,484
Acceleron Pharma Inc.[a,b]	50,178	1,872,643
Achillion Pharmaceuticals Inc.[a,b]	1,049,490	4,712,210
Acorda Therapeutics Inc.[a,b]	331,854	7,848,347
Adamas Pharmaceuticals Inc.[a,b]	61,683	1,305,829
Advaxis Inc.[a,b]	28,230	118,001
Agenus Inc.[a,b]	109,740	483,953
Aileron Therapeutics Inc.[a]	11,598	155,181
Alder Biopharmaceuticals Inc.[a,b]	468,587	5,740,191
AMAG Pharmaceuticals Inc.[a,b]	312,979	5,774,463
Ardelyx Inc.[a,b]	292,158	1,636,085
Array BioPharma Inc.[a,b]	185,087	2,276,570
Atara Biotherapeutics Inc.[a,b]	226,323	3,745,646
Athenex Inc.[a,b]	15,904	278,479
Athersys Inc.[a,b]	43,973	90,584
Audentes Therapeutics Inc.[a,b]	11,141	312,059
Bellicum Pharmaceuticals Inc.[a,b]	72,980	842,919
BioCryst Pharmaceuticals Inc.[a,b]	114,429	599,608
Biohaven Pharmaceutical Holding Co. Ltd.[a,b]	10,242	382,846
BioTime Inc.[a,b]	672,425	1,909,687
Bluebird Bio Inc.[a,b]	246,409	33,844,276
Calyxt Inc.[a,b]	18,556	454,436
Cara Therapeutics Inc.[a,b]	34,214	468,390
Cascadian Therapeutics Inc.[a,b]	297,406	1,216,391
Celldex Therapeutics Inc.[a,b]	1,066,276	3,049,549
Chimerix Inc.[a,b]	410,879	2,157,115
Concert Pharmaceuticals Inc.[a,b]	91,606	1,351,189
Corvus Pharmaceuticals Inc.[a,b]	73,852	1,177,201
Dynavax Technologies Corp.[a,b]	497,427	10,694,680
Editas Medicine Inc.[a,b]	86,883	2,086,061

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
Emergent BioSolutions Inc.[a,b]	155,180	$6,277,031
Enanta Pharmaceuticals Inc.[a]	138,114	6,463,735
Epizyme Inc.[a,b]	95,465	1,818,608
Fate Therapeutics Inc.[a,b]	254,422	1,007,511
Five Prime Therapeutics Inc.[a,b]	241,176	9,866,510
G1 Therapeutics Inc.[a]	17,919	446,004
Genocea Biosciences Inc.[a]	37,125	54,203
Heron Therapeutics Inc.[a]	59,638	963,154
Idera Pharmaceuticals Inc.[a,b]	70,573	157,378
Immune Design Corp.[a,b]	130,251	1,348,098
Immunomedics Inc.[a,b]	559,182	7,817,364
Insmed Inc.[a]	95,011	2,965,293
Intellia Therapeutics Inc.[a,b]	126,116	3,133,983
Iovance Biotherapeutics Inc.[a,b]	434,317	3,365,957
Karyopharm Therapeutics Inc.[a]	235,118	2,581,596
Kindred Biosciences Inc.[a]	198,927	1,561,577
MacroGenics Inc.[a,b]	213,776	3,950,580
MediciNova Inc.[a]	43,438	276,700
Merrimack Pharmaceuticals Inc.	44,105	641,287
Mersana Therapeutics Inc.[a,b]	11,528	199,319
Minerva Neurosciences Inc.[a]	37,048	281,565
Miragen Therapeutics Inc.[a]	18,791	171,938
Momenta Pharmaceuticals Inc.[a,b]	491,725	9,096,912
Myriad Genetics Inc.[a,b]	572,390	20,709,070
NantKwest Inc.[a,b]	266,962	1,462,952
Novavax Inc.[a,b]	1,574,772	1,795,240
Novelion Therapeutics Inc.[a]	138,299	972,242
Nymox Pharmaceutical Corp.[a,b]	162,417	620,433
Otonomy Inc.[a,b]	247,219	803,462
PDL BioPharma Inc.[a]	1,418,962	4,810,281
Portola Pharmaceuticals Inc.[a,b]	36,723	1,984,144
Protagonist Therapeutics Inc.[a]	47,065	831,639
Prothena Corp. PLC[a,b]	76,307	4,942,404
PTC Therapeutics Inc.[a,b]	68,670	1,374,087
Recro Pharma Inc.[a]	113,976	1,023,504
REGENXBIO Inc.[a]	176,323	5,809,843
Retrophin Inc.[a,b]	340,731	8,480,795
Sarepta Therapeutics Inc.[a,b]	124,632	5,653,308
Spectrum Pharmaceuticals Inc.[a,b]	685,708	9,647,912
Stemline Therapeutics Inc.[a,b]	164,883	1,830,201
Syndax Pharmaceuticals Inc.[a,b]	5,219	61,062

Security	Shares	Value
Tocagen Inc.[a]	11,272	$140,449
Trevena Inc.[a,b]	457,319	1,166,163
Voyager Therapeutics Inc.[a,b]	127,826	2,631,937
XBiotech Inc.[a,b]	10,536	46,042

		241,517,546
BUILDING PRODUCTS — 0.47%
Armstrong Flooring Inc.[a,b]	205,336	3,234,042
Caesarstone Ltd.[a]	74,646	2,224,451
CSW Industrials Inc.[a,b]	73,073	3,240,787
Gibraltar Industries Inc.[a]	282,324	8,794,393
Griffon Corp.	37,187	825,551
Insteel Industries Inc.[b]	16,380	427,682
Quanex Building Products Corp.	279,558	6,415,856
Simpson Manufacturing Co. Inc.	310,520	15,227,901
Universal Forest Products Inc.	20,960	2,057,434

		42,448,097
CAPITAL MARKETS — 1.16%
Arlington Asset Investment Corp. Class Ab	201,279	2,562,282
Associated Capital Group Inc.[b]	44,868	1,601,788
B. Riley Financial Inc.	187,647	3,199,381
Cowen Inc. Class Aa,b	218,979	3,897,826
Donnelley Financial Solutions Inc.[a]	26,156	563,923
Fifth Street Asset Management Inc.	30,616	119,402
GAIN Capital Holdings Inc.	329,043	2,102,585
GAMCO Investors Inc. Class A	34,189	1,017,465
Greenhill & Co. Inc.	247,527	4,108,948
Hamilton Lane Inc. Class Ab	39,795	1,068,496
INTL. FCStone Inc.[a]	134,780	5,164,770
Investment Technology Group Inc.	215,001	4,760,122
Ladenburg Thalmann Financial Services Inc.[b]	806,767	2,323,489
Medley Management Inc.	30,461	187,335
Oppenheimer Holdings Inc. Class A	87,739	1,522,272
Piper Jaffray Companies	121,729	7,224,616
PJT Partners Inc. Class A	162,788	6,236,408
Pzena Investment Management Inc. Class A	35,312	384,548
Safeguard Scientifics Inc.[a,b]	181,414	2,421,877
Stifel Financial Corp.[b]	593,951	31,752,620
Value Line Inc.	3,668	64,630
Virtus Investment Partners Inc.	51,480	5,974,254

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
Waddell & Reed Financial Inc. Class A	666,180	$13,370,233
Wins Finance Holdings Inc.[a,b]	11,323	2,377,830

		104,007,100
CHEMICALS — 1.52%
Advanced Emissions Solutions Inc.	60,112	659,429
AdvanSix Inc.[a]	35,665	1,417,684
AgroFresh Solutions Inc.[a]	195,061	1,371,279
American Vanguard Corp.[b]	255,157	5,843,095
Calgon Carbon Corp.	411,654	8,809,396
Codexis Inc.[a,b]	19,229	127,873
Core Molding Technologies Inc.	67,460	1,480,072
Flotek Industries Inc.[a]	439,854	2,045,321
FutureFuel Corp.	223,031	3,510,508
GCP Applied Technologies Inc.[a]	640,714	19,669,920
Hawkins Inc.	68,408	2,791,046
HB Fuller Co.	112,525	6,533,201
Innophos Holdings Inc.	172,383	8,479,520
Innospec Inc.	213,326	13,151,548
Intrepid Potash Inc.[a,b]	850,749	3,709,266
Kraton Corp.[a,b]	209,319	8,464,860
LSB Industries Inc.[a,b]	194,207	1,542,004
Minerals Technologies Inc.	136,281	9,628,253
OMNOVA Solutions Inc.[a,b]	134,957	1,477,779
Rayonier Advanced Materials Inc.	137,959	1,890,038
Stepan Co.	65,046	5,441,748
Trecora Resources[a,b]	177,953	2,366,775
Tredegar Corp.	228,290	4,109,220
Trinseo SA	119,271	8,003,084
Tronox Ltd. Class A	590,550	12,460,605
Valhi Inc.	248,789	604,557

		135,588,081
COMMERCIAL SERVICES & SUPPLIES — 1.48%
ABM Industries Inc.	245,777	10,251,359
ACCO Brands Corp.[a,b]	966,274	11,498,661
ARC Document Solutions Inc.[a]	368,216	1,506,003
Brady Corp. Class A	90,398	3,430,604
Casella Waste Systems Inc. Class Aa	283,169	5,323,577
CECO Environmental Corp.	265,825	2,248,880
CompX International Inc.	21,224	323,666
Ennis Inc.	222,343	4,369,040

Security	Shares	Value
Essendant Inc.	335,226	$4,414,926
Heritage-Crystal Clean Inc.[a,b]	54,278	1,180,547
Herman Miller Inc.	78,835	2,830,177
InnerWorkings Inc.[a,b]	21,797	245,216
Interface Inc.	57,076	1,249,964
Kimball International Inc. Class B	42,688	843,942
Knoll Inc.	27,800	556,000
LSC Communications Inc.	297,061	4,904,477
McGrath RentCorp	194,313	8,501,194
Mobile Mini Inc.	392,415	13,518,697
NL Industries Inc.[a,b]	80,147	733,345
Quad/Graphics Inc.	122,121	2,761,156
RR Donnelley & Sons Co.	448,151	4,615,955
SP Plus Corp.[a]	107,811	4,258,534
Steelcase Inc. Class A	146,712	2,259,365
Team Inc.[a,b]	144,389	1,927,593
Tetra Tech Inc.	34,101	1,587,402
UniFirst Corp./MAb	136,037	20,609,605
Viad Corp.	73,050	4,448,745
VSE Corp.	77,968	4,433,260
West Corp.	330,890	7,765,988

		132,597,878
COMMUNICATIONS EQUIPMENT — 1.48%
Acacia Communications Inc.[a,b]	14,077	663,027
ADTRAN Inc.	430,491	10,331,784
Calix Inc.[a,b]	377,963	1,908,713
Comtech Telecommunications Corp.	204,991	4,208,465
Digi International Inc.[a]	235,790	2,499,374
EMCORE Corp.[a]	117,368	962,418
Finisar Corp.[a,b]	543,401	12,047,200
Harmonic Inc.[a,b]	695,225	2,120,436
Infinera Corp.[a,b]	1,291,018	11,451,330
KVH Industries Inc.[a,b]	145,040	1,733,228
NETGEAR Inc.[a]	286,252	13,625,595
NetScout Systems Inc.[a,b]	771,554	24,959,772
Oclaro Inc.[a,b]	195,818	1,689,909
Sonus Networks Inc.[a,b]	417,179	3,191,420
ViaSat Inc.[a,b]	448,776	28,865,272
Viavi Solutions Inc.[a,b]	1,279,967	12,108,488

		132,366,431

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.88%
Aegion Corp.[a,b]	290,910	$6,772,385
Ameresco Inc. Class Aa,b	175,594	1,369,633
Chicago Bridge & Iron Co. NVb	899,501	15,111,617
EMCOR Group Inc.	129,451	8,981,310
Granite Construction Inc.	79,544	4,609,575
Great Lakes Dredge & Dock Corp.[a,b]	469,964	2,279,325
IES Holdings Inc.[a,b]	75,953	1,313,987
KBR Inc.	1,114,484	19,926,974
Layne Christensen Co.[a,b]	161,669	2,028,946
MYR Group Inc.[a]	79,937	2,329,364
Northwest Pipe Co.[a,b]	85,513	1,626,457
NV5 Global Inc.[a,b]	16,772	916,590
Orion Group Holdings Inc.[a]	129,488	849,441
Sterling Construction Co. Inc.[a,b]	174,998	2,665,220
Tutor Perini Corp.[a,b]	281,324	7,989,602

		78,770,426
CONSTRUCTION MATERIALS — 0.01%
U.S. Lime & Minerals Inc.	15,600	1,310,400

		1,310,400
CONSUMER FINANCE — 0.67%
Elevate Credit Inc.[a,b]	122,231	746,832
Encore Capital Group Inc.[a,b]	193,358	8,565,759
Enova International Inc.[a]	204,552	2,751,224
EZCORP Inc. Class Aa,b	447,407	4,250,367
FirstCash Inc.	345,996	21,849,647
LendingClub Corp.[a,b]	229,886	1,400,006
Nelnet Inc. Class A	178,059	8,991,980
PRA Group Inc.[a,b]	166,420	4,767,933
Regional Management Corp.[a,b]	86,291	2,089,105
World Acceptance Corp.[a]	53,106	4,401,956

		59,814,809
CONTAINERS & PACKAGING — 0.04%
Greif Inc. Class A NVS	31,842	1,864,031
Greif Inc. Class B	7,351	472,302
UFP Technologies Inc.[a,b]	58,114	1,633,003

		3,969,336
DISTRIBUTORS — 0.02%
Weyco Group Inc.	58,177	1,651,063

		1,651,063

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.60%
Adtalem Global Education Inc.[b]	555,698	$19,921,773
American Public Education Inc.[a,b]	139,091	2,927,866
Ascent Capital Group Inc. Class Aa,b	103,062	1,343,928
Bridgepoint Education Inc.[a,b]	22,489	215,894
Cambium Learning Group Inc.[a]	100,249	664,651
Capella Education Co.	6,204	435,211
Career Education Corp.[a]	602,632	6,261,347
Carriage Services Inc.	84,125	2,153,600
Houghton Mifflin Harcourt Co.[a,b]	277,986	3,349,731
K12 Inc.[a]	300,909	5,368,217
Laureate Education Inc. Class Aa,b	315,804	4,594,948
Liberty Tax Inc.	62,280	896,832
Regis Corp.[a]	317,396	4,529,241
Weight Watchers International Inc.[a,b]	15,248	664,050

		53,327,289
DIVERSIFIED FINANCIAL SERVICES — 0.19%
FNFV Group[a,b]	548,523	9,407,169
Marlin Business Services Corp.	53,868	1,548,705
NewStar Financial Inc.	233,126	2,736,899
On Deck Capital Inc.[a,b]	435,643	2,034,453
Tiptree Inc.[b]	221,831	1,386,444

		17,113,670
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.53%
ATN International Inc.	93,491	4,926,976
Cincinnati Bell Inc.[a]	373,178	7,407,583
Consolidated Communications Holdings Inc.	265,338	5,062,649
Frontier Communications Corp.[b]	699,751	8,250,064
General Communication Inc. Class Aa	14,992	611,524
Globalstar Inc.[a,b]	1,427,191	2,326,321
Hawaiian Telcom Holdco Inc.[a]	54,625	1,628,917
IDT Corp. Class B	57,796	813,768
Intelsat SAa	323,675	1,521,272
Iridium Communications Inc.[a,b]	750,060	7,725,618
Lumos Networks Corp.[a,b]	52,928	948,470
ORBCOMM Inc.[a,b]	45,902	480,594
pdvWireless Inc.[a,b]	84,312	2,512,498
Windstream Holdings Inc.[b]	1,692,666	2,996,019

		47,212,273

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
ELECTRIC UTILITIES — 2.08%
ALLETE Inc.	455,968	$35,241,767
El Paso Electric Co.	360,354	19,909,559
Genie Energy Ltd. Class B	133,025	871,314
IDACORP Inc.	449,952	39,564,279
MGE Energy Inc.	158,640	10,248,144
Otter Tail Corp.	349,621	15,156,070
PNM Resources Inc.	711,463	28,671,959
Portland General Electric Co.	797,069	36,378,229
Spark Energy Inc. Class Ab	13,137	197,055

		186,238,376
ELECTRICAL EQUIPMENT — 0.30%
Babcock & Wilcox Enterprises Inc.[a,b]	427,824	1,424,654
Encore Wire Corp.[b]	179,681	8,045,217
General Cable Corp.	28,667	540,373
LSI Industries Inc.	215,160	1,422,208
Powell Industries Inc.	76,514	2,294,655
Preformed Line Products Co.	26,852	1,807,139
Revolution Lighting Technologies Inc.[a,b]	103,218	670,917
Sunrun Inc.[a,b]	765,554	4,248,825
Thermon Group Holdings Inc.[a,b]	285,471	5,135,623
Vicor Corp.[a]	15,074	355,746
Vivint Solar Inc.[a,b]	238,429	810,659

		26,756,016
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.58%
Anixter International Inc.[a]	259,405	22,049,425
AVX Corp.	410,114	7,476,378
Bel Fuse Inc. Class B	65,105	2,031,276
Belden Inc.	375,067	30,204,146
Benchmark Electronics Inc.[a]	445,524	15,214,645
Control4 Corp.[a,b]	21,722	639,930
CTS Corp.	283,313	6,827,843
Daktronics Inc.	128,823	1,361,659
Electro Scientific Industries Inc.[a]	283,928	3,952,278
FARO Technologies Inc.[a]	108,463	4,148,710
Fitbit Inc. Class Aa,b	1,556,422	10,832,697
II-VI Inc.[a,b]	383,589	15,784,687
Insight Enterprises Inc.[a]	194,343	8,924,231
Kimball Electronics Inc.[a]	236,420	5,118,493
Knowles Corp.[a,b]	784,860	11,984,812
Maxwell Technologies Inc.[a,b]	316,226	1,622,239

Security	Shares	Value
MTS Systems Corp.	149,598	$7,996,013
Park Electrochemical Corp.	171,706	3,176,561
PC Connection Inc.	101,206	2,852,997
PCM Inc.[a,b]	51,383	719,362
Plexus Corp.[a]	298,935	16,764,275
Radisys Corp.[a,b]	270,854	371,070
Sanmina Corp.[a]	667,021	24,779,830
ScanSource Inc.[a]	220,705	9,633,773
SYNNEX Corp.	205,785	26,033,860
Systemax Inc.	25,547	675,207
Tech Data Corp.[a,b]	288,405	25,624,784
TTM Technologies Inc.[a,b]	647,213	9,947,664
VeriFone Systems Inc.[a,b]	913,691	18,529,654
Vishay Intertechnology Inc.	1,196,556	22,495,253
Vishay Precision Group Inc.[a]	90,669	2,212,324

		319,986,076
ENERGY EQUIPMENT & SERVICES — 2.64%
Archrock Inc.	623,001	7,818,663
Atwood Oceanics Inc.[a,b]	684,819	6,430,450
Basic Energy Services Inc.[a,b]	151,541	2,924,741
Bristow Group Inc.	284,689	2,661,842
C&J Energy Services Inc.[a,b]	412,664	12,367,540
CARBO Ceramics Inc.[a,b]	205,064	1,769,702
Diamond Offshore Drilling Inc.[a,b]	576,693	8,362,048
Dril-Quip Inc.[a,b]	335,417	14,808,660
Ensco PLC Class Ab	2,720,467	16,241,188
Era Group Inc.[a]	176,825	1,978,672
Exterran Corp.[a]	285,819	9,034,739
Fairmount Santrol Holdings Inc.[a,b]	163,688	782,429
Forum Energy Technologies Inc.[a,b]	611,173	9,717,651
Frank’s International NVb	429,735	3,317,554
Geospace Technologies Corp.[a,b]	118,973	2,120,099
Gulf Island Fabrication Inc.	125,013	1,587,665
Helix Energy Solutions Group Inc.[a]	1,252,608	9,256,773
Independence Contract Drilling Inc.[a,b]	311,121	1,182,260
Keane Group Inc.[a,b]	18,253	304,460
Key Energy Services Inc.[a,b]	90,661	1,194,005
Mammoth Energy Services Inc.[a,b]	67,942	1,145,502
Matrix Service Co.[a,b]	233,680	3,551,936
McDermott International Inc.[a,b]	2,527,830	18,377,324

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
Natural Gas Services Group Inc.[a,b]	108,752	$3,088,557
NCS Multistage Holdings Inc.[a]	5,380	129,550
Newpark Resources Inc.[a,b]	747,051	7,470,510
Noble Corp. PLC[a]	2,179,678	10,026,519
Nordic American Offshore Ltd.[b]	1	1
Oil States International Inc.[a,b]	449,222	11,387,778
Parker Drilling Co.[a,b]	1,235,516	1,359,068
PHI Inc. NVS[a]	104,226	1,225,698
Pioneer Energy Services Corp.[a,b]	675,885	1,723,507
ProPetro Holding Corp.[a,b]	85,432	1,225,949
Ranger Energy Services Inc.[a]	40,384	593,645
Rowan Companies PLC Class Aa	1,040,008	13,364,103
SEACOR Holdings Inc.[a]	143,653	6,623,840
SEACOR Marine Holdings Inc.[a,b]	140,019	2,189,897
Smart Sand Inc.[a]	15,040	101,971
Solaris Oilfield Infrastructure Inc. Class Aa	3,793	66,112
Superior Energy Services Inc.[a]	1,352,538	14,445,106
Tesco Corp.[a,b]	398,873	2,173,858
TETRA Technologies Inc.[a]	1,005,912	2,876,908
U.S. Silica Holdings Inc.[b]	281,857	8,757,297
Unit Corp.[a,b]	461,559	9,498,884
Willbros Group Inc.[a,b]	395,399	1,273,185

		236,537,846
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.75%
Acadia Realty Trust[b]	720,822	20,629,926
Agree Realty Corp.[b]	246,270	12,086,932
Alexander & Baldwin Inc.	417,394	19,337,864
Alexander’s Inc.[b]	975	413,488
Altisource Residential Corp.[b]	441,191	4,901,632
American Assets Trust Inc.	228,906	9,103,592
Armada Hoffler Properties Inc.[b]	39,479	545,205
Ashford Hospitality Prime Inc.	239,861	2,278,680
Ashford Hospitality Trust Inc.[b]	686,162	4,576,701
Bluerock Residential Growth REIT Inc.[b]	204,947	2,266,714
CareTrust REIT Inc.[b]	48,170	917,157
CatchMark Timber Trust Inc. Class Ab	349,268	4,404,269

Security	Shares	Value
CBL & Associates Properties Inc.[b]	1,473,519	$12,362,824
Cedar Realty Trust Inc.[b]	746,018	4,192,621
Chatham Lodging Trust[b]	342,767	7,307,792
Chesapeake Lodging Trust[b]	526,828	14,208,551
City Office REIT Inc.[b]	218,279	3,005,702
Clipper Realty Inc.[b]	120,533	1,290,908
Community Healthcare Trust Inc.[b]	123,030	3,316,889
CorEnergy Infrastructure Trust Inc.[b]	106,437	3,762,548
Cousins Properties Inc.[b]	3,725,716	34,798,187
DiamondRock Hospitality Co.	1,785,449	19,550,667
Easterly Government Properties Inc.[b]	333,007	6,883,255
Education Realty Trust Inc.[b]	656,273	23,579,889
Farmland Partners Inc.[b]	287,184	2,596,143
First Industrial Realty Trust Inc.[b]	822,181	24,739,426
First Potomac Realty Trust	521,434	5,808,775
Four Corners Property Trust Inc.[b]	167,509	4,174,324
Franklin Street Properties Corp.[b]	932,953	9,907,961
GEO Group Inc. (The)[b]	852,301	22,926,897
Getty Realty Corp.	274,602	7,856,363
Gladstone Commercial Corp.[b]	242,337	5,396,845
Global Medical REIT Inc.[b]	148,047	1,329,462
Global Net Lease Inc.[b]	597,522	13,079,757
Government Properties Income Trust[b]	620,913	11,654,537
Gramercy Property Trust	1,149,958	34,786,229
Healthcare Realty Trust Inc.	1,093,167	35,353,021
Hersha Hospitality Trust	346,279	6,465,029
Independence Realty Trust Inc.[b]	621,844	6,324,153
InfraREIT Inc.[a,b]	378,876	8,475,456
Investors Real Estate Trust[b]	1,070,027	6,537,865
iStar Inc.[a,b]	621,354	7,331,977
Jernigan Capital Inc.[b]	116,991	2,404,165
Kite Realty Group Trust	723,839	14,657,740
LaSalle Hotel Properties[b]	1,014,353	29,436,524
Lexington Realty Trust	1,933,727	19,762,690
LTC Properties Inc.	208,675	9,803,551
Mack-Cali Realty Corp.	808,260	19,163,845
MedEquities Realty Trust Inc.	190,473	2,238,058

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
Monmouth Real Estate Investment Corp.[b]	513,984	$8,321,401
National Health Investors Inc.[b]	193,981	14,992,791
National Storage Affiliates Trust[b]	353,933	8,579,336
New Senior Investment Group Inc.[b]	709,382	6,490,845
NexPoint Residential Trust Inc.[b]	143,165	3,397,305
NorthStar Realty Europe Corp.	485,912	6,224,533
One Liberty Properties Inc.	130,632	3,182,196
Parkway Inc.	377,161	8,686,018
Pebblebrook Hotel Trust[b]	614,678	22,214,463
Pennsylvania REIT[b]	610,900	6,408,341
Physicians Realty Trust	728,684	12,919,567
Preferred Apartment Communities Inc. Class Ab	288,108	5,439,479
Quality Care Properties Inc.[a,b]	843,863	13,079,876
RAIT Financial Trust[b]	817,278	596,613
Ramco-Gershenson Properties Trust	701,622	9,128,102
Retail Opportunity Investments Corp.[b]	866,147	16,465,454
Rexford Industrial Realty Inc.[b]	371,329	10,627,436
RLJ Lodging Trust	1,512,010	33,264,220
Sabra Health Care REIT Inc.	1,288,535	28,270,458
Safety Income and Growth Inc.[b]	69,868	1,302,340
Saul Centers Inc.[b]	9,647	597,246
Select Income REIT	565,310	13,239,560
Seritage Growth Properties Class Ab	224,079	10,323,320
STAG Industrial Inc.	827,371	22,727,881
Starwood Waypoint Homes[b]	1,134,135	41,248,490
Summit Hotel Properties Inc.	920,117	14,712,671
Sunstone Hotel Investors Inc.[b]	2,009,130	32,286,719
Terreno Realty Corp.	334,788	12,112,630
Tier REIT Inc.[b]	425,693	8,215,875
UMH Properties Inc.[b]	42,850	666,318
Urstadt Biddle Properties Inc. Class A	263,632	5,720,814
Washington Prime Group Inc.[b]	1,664,573	13,865,893
Washington REIT[b]	439,809	14,408,143
Whitestone REIT[b]	323,667	4,223,854
Xenia Hotels & Resorts Inc.[b]	960,820	20,225,261

		962,098,235

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.61%
Andersons Inc. (The)	241,092	$8,257,401
Chefs’ Warehouse Inc. (The)[a,b]	13,347	257,597
Ingles Markets Inc. Class A	127,088	3,266,162
Natural Grocers by Vitamin Cottage Inc.[a,b]	82,376	459,658
Smart & Final Stores Inc.[a,b]	202,717	1,591,328
SpartanNash Co.	334,129	8,810,982
SUPERVALU Inc.[a,b]	342,279	7,444,568
United Natural Foods Inc.[a,b]	453,124	18,845,427
Village Super Market Inc. Class A	70,726	1,749,761
Weis Markets Inc.	85,931	3,737,999

		54,420,883
FOOD PRODUCTS — 1.57%
Alico Inc.	29,056	992,262
Cal-Maine Foods Inc.[a,b]	276,583	11,367,561
Darling Ingredients Inc.[a,b]	1,465,284	25,671,776
Dean Foods Co.	773,669	8,417,519
Farmer Bros. Co.[a]	76,939	2,527,446
Fresh Del Monte Produce Inc.	287,488	13,069,204
Hostess Brands Inc.[a]	672,171	9,181,856
Landec Corp.[a,b]	181,212	2,346,695
Limoneira Co.	72,946	1,690,159
Omega Protein Corp.	196,052	3,264,266
Sanderson Farms Inc.	179,585	29,006,569
Seneca Foods Corp. Class Aa,b	62,443	2,154,284
Snyder’s-Lance Inc.	767,204	29,261,161
Tootsie Roll Industries Inc.[b]	45,389	1,724,782

		140,675,540
GAS UTILITIES — 2.40%
Chesapeake Utilities Corp.	122,591	9,592,746
New Jersey Resources Corp.	706,963	29,798,491
Northwest Natural Gas Co.	250,604	16,138,898
ONE Gas Inc.	463,214	34,111,079
RGC Resources Inc.[b]	37,620	1,074,803
South Jersey Industries Inc.	709,791	24,509,083
Southwest Gas Holdings Inc.	380,707	29,550,477
Spire Inc.	420,812	31,413,616
WGL Holdings Inc.	456,301	38,420,544

		214,609,737

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.40%
Analogic Corp.	110,239	$9,232,516
AngioDynamics Inc.[a]	324,690	5,548,952
Anika Therapeutics Inc.[a,b]	21,379	1,239,982
Cerus Corp.[a]	91,237	249,077
ConforMIS Inc.[a,b]	225,110	792,387
CONMED Corp.	244,332	12,820,100
CryoLife Inc.[a]	91,407	2,074,939
Exactech Inc.[a]	95,024	3,131,041
FONAR Corp.[a,b]	7,560	230,580
Haemonetics Corp.[a,b]	87,659	3,933,259
Halyard Health Inc.[a]	417,339	18,792,775
ICU Medical Inc.[a]	39,010	7,250,008
Integer Holdings Corp.[a]	276,572	14,146,658
Invacare Corp.	282,942	4,456,337
Lantheus Holdings Inc.[a]	22,469	399,948
LivaNova PLC[a,b]	432,630	30,310,058
Meridian Bioscience Inc.	45,509	650,779
Obalon Therapeutics Inc.[a,b]	33,868	322,762
OraSure Technologies Inc.[a]	29,757	669,533
Orthofix International NVa	123,035	5,813,404
Quotient Ltd.[a]	88,494	436,275
Rockwell Medical Inc.[a,b]	29,605	253,419
RTI Surgical Inc.[a,b]	109,496	498,207
Sientra Inc.[a]	125,321	1,929,943
Utah Medical Products Inc.	3,771	277,357

		125,460,296
HEALTH CARE PROVIDERS & SERVICES — 0.93%
AAC Holdings Inc.[a,b]	99,515	988,184
Aceto Corp.	258,644	2,904,572
Almost Family Inc.[a,b]	84,336	4,528,843
American Renal Associates Holdings Inc.[a,b]	9,556	143,053
BioScrip Inc.[a,b]	866,478	2,382,815
Community Health Systems Inc.[a,b]	849,114	6,521,196
Cross Country Healthcare Inc.[a,b]	169,087	2,406,108
Diplomat Pharmacy Inc.[a,b]	424,854	8,798,726
Ensign Group Inc. (The)	179,487	4,054,611
Kindred Healthcare Inc.	754,416	5,130,029
LHC Group Inc.[a]	8,257	585,587
Magellan Health Inc.[a]	57,246	4,940,330
National Healthcare Corp.	99,961	6,254,560
National Research Corp. Class A	7,709	290,629

Security	Shares	Value
Owens & Minor Inc.	543,912	$15,882,230
PetIQ Inc.[a,b]	15,790	427,593
PharMerica Corp.[a]	264,891	7,761,306
Providence Service Corp. (The)[a]	17,576	950,510
R1 RCM Inc.[a,b]	86,344	320,336
Tivity Health Inc.[a,b]	110,031	4,489,265
Triple-S Management Corp. Class Ba	164,844	3,903,506

		83,663,989
HEALTH CARE TECHNOLOGY — 0.40%
Allscripts Healthcare Solutions Inc.[a,b]	1,616,344	23,000,575
Computer Programs & Systems Inc.[b]	47,198	1,394,701
Evolent Health Inc.[a,b]	354,362	6,307,644
HMS Holdings Corp.[a]	99,893	1,983,875
NantHealth Inc.[a,b]	149,457	615,763
Quality Systems Inc.[a]	166,184	2,614,074

		35,916,632
HOTELS, RESTAURANTS & LEISURE — 1.60%
Belmond Ltd. Class Aa,b	798,617	10,901,122
Biglari Holdings Inc.[a]	9,085	3,027,940
Boyd Gaming Corp.	69,699	1,815,659
Brinker International Inc.	105,410	3,358,363
Caesars Acquisition Co. Class Aa,b	436,901	9,371,526
Caesars Entertainment Corp.[a,b]	437,350	5,838,622
Carrols Restaurant Group Inc.[a,b]	311,413	3,394,402
Century Casinos Inc.[a,b]	196,766	1,615,449
Del Frisco’s Restaurant Group Inc.[a,b]	187,645	2,730,235
Del Taco Restaurants Inc.[a,b]	297,425	4,562,499
Denny’s Corp.[a,b]	144,958	1,804,727
DineEquity Inc.	60,531	2,601,622
Drive Shack Inc.[b]	286,927	1,035,806
El Pollo Loco Holdings Inc.[a,b]	184,120	2,237,058
Empire Resorts Inc.[a,b]	14,484	323,717
Fiesta Restaurant Group Inc.[a,b]	216,317	4,110,023
Fogo De Chao Inc.[a,b]	84,992	1,053,901
Golden Entertainment Inc.[a]	73,294	1,786,908
ILG Inc.	863,901	23,092,074
International Speedway Corp. Class A	214,575	7,724,700
J Alexander’s Holdings Inc.[a,b]	117,809	1,366,584
Jack in the Box Inc.	52,782	5,379,541
La Quinta Holdings Inc.[a]	575,300	10,067,750

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
Marcus Corp. (The)	29,328	$812,386
Marriott Vacations Worldwide Corp.	22,105	2,752,736
Monarch Casino & Resort Inc.[a,b]	96,670	3,821,365
Nathan’s Famous Inc.[a]	1,789	132,297
Penn National Gaming Inc.[a,b]	402,680	9,418,685
Pinnacle Entertainment Inc.[a,b]	142,097	3,028,087
Potbelly Corp.[a,b]	150,319	1,863,956
RCI Hospitality Holdings Inc.[b]	74,992	1,856,052
Red Lion Hotels Corp.[a,b]	160,960	1,392,304
Red Robin Gourmet Burgers Inc.[a,b]	5,663	379,421
Ruby Tuesday Inc.[a,b]	517,926	1,108,362
Sonic Corp.	153,799	3,914,184
Speedway Motorsports Inc.	105,762	2,252,731
Zoe’s Kitchen Inc.[a,b]	125,835	1,589,296

		143,522,090
HOUSEHOLD DURABLES — 1.51%
AV Homes Inc.[a]	107,659	1,846,352
Bassett Furniture Industries Inc.	89,777	3,384,593
Beazer Homes USA Inc.[a,b]	278,768	5,224,112
Century Communities Inc.[a,b]	158,571	3,916,704
CSS Industries Inc.	80,981	2,333,872
Ethan Allen Interiors Inc.	219,780	7,120,872
Flexsteel Industries Inc.	66,692	3,381,284
Green Brick Partners Inc.[a]	211,656	2,095,394
Helen of Troy Ltd.[a]	132,711	12,859,696
Hovnanian Enterprises Inc. Class Aa,b	866,777	1,672,880
KB Home[b]	583,504	14,074,117
La-Z-Boy Inc.	237,897	6,399,429
LGI Homes Inc.[a,b]	52,372	2,543,708
Libbey Inc.	200,046	1,852,426
Lifetime Brands Inc.	88,841	1,625,790
M/I Homes Inc.[a]	172,289	4,605,285
MDC Holdings Inc.	221,333	7,350,469
Meritage Homes Corp.[a]	320,690	14,238,636
NACCO Industries Inc. Class A	36,255	3,110,679
New Home Co. Inc. (The)[a]	113,095	1,262,140
PICO Holdings Inc.[a]	179,331	2,994,828
TopBuild Corp.[a]	132,449	8,631,701
TRI Pointe Group Inc.[a,b]	1,264,681	17,465,245
William Lyon Homes Class Aa	174,861	4,020,054
ZAGG Inc.[a,b]	71,102	1,119,857

		135,130,123

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.20%
Central Garden & Pet Co.[a,b]	83,447	$3,241,082
Central Garden & Pet Co. Class Aa	277,317	10,313,419
HRG Group Inc.[a,b]	61,672	962,700
Oil-Dri Corp. of America	46,141	2,257,679
Orchids Paper Products Co.[b]	82,939	1,167,781

		17,942,661
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.71%
Atlantic Power Corp.[a]	287,500	704,375
Dynegy Inc.[a,b]	986,378	9,656,640
NRG Yield Inc. Class A	311,198	5,903,426
NRG Yield Inc. Class C	569,400	10,989,420
Ormat Technologies Inc.	184,877	11,286,741
Pattern Energy Group Inc.	497,185	11,982,158
TerraForm Global Inc. Class Aa	805,157	3,824,496
TerraForm Power Inc.[a]	724,703	9,580,574

		63,927,830
INSURANCE — 3.79%
Ambac Financial Group Inc.[a,b]	304,819	5,261,176
American Equity Investment Life Holding Co.	621,371	18,069,469
AMERISAFE Inc.	167,009	9,719,924
AmTrust Financial Services Inc.	761,084	10,244,191
Argo Group International Holdings Ltd.	258,799	15,916,138
Atlas Financial Holdings Inc.[a,b]	46,532	879,455
Baldwin & Lyons Inc. Class B	84,693	1,909,827
Blue Capital Reinsurance Holdings Ltd.	55,344	910,409
Citizens Inc./TXa,b	421,374	3,097,099
CNO Financial Group Inc.	1,469,792	34,304,945
Crawford & Co. Class B	22,951	274,494
Donegal Group Inc. Class A	78,944	1,273,367
eHealth Inc.[a,b]	16,710	399,202
EMC Insurance Group Inc.	79,513	2,238,291
Employers Holdings Inc.	283,785	12,898,028
Enstar Group Ltd.[a]	100,379	22,319,271
FBL Financial Group Inc. Class A	88,322	6,579,989
Federated National Holding Co.	105,111	1,640,783
Fidelity & Guaranty Life[b]	102,013	3,167,504

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
Genworth Financial Inc. Class Aa	4,222,830	$16,257,895
Global Indemnity Ltd.[a,b]	76,208	3,231,219
Greenlight Capital Re Ltd. Class Aa	269,096	5,825,928
Hallmark Financial Services Inc.[a,b]	123,791	1,437,214
HCI Group Inc.	29,408	1,124,856
Heritage Insurance Holdings Inc.[b]	206,661	2,729,992
Horace Mann Educators Corp.	364,938	14,360,310
Independence Holding Co.	53,350	1,347,088
Infinity Property & Casualty Corp.	82,785	7,798,347
Investors Title Co.	3,120	558,698
James River Group Holdings Ltd.	199,648	8,281,399
Kemper Corp.	353,796	18,751,188
Kingstone Companies Inc.	84,836	1,382,827
Maiden Holdings Ltd.	519,130	4,127,083
MBIA Inc.[a,b]	1,118,897	9,734,404
National General Holdings Corp.	170,445	3,257,204
National Western Life Group Inc.[b]	20,205	7,051,545
Navigators Group Inc. (The)	183,451	10,704,366
NI Holdings Inc.[a]	93,707	1,677,355
RLI Corp.	55,363	3,175,622
Safety Insurance Group Inc.	109,558	8,359,275
Selective Insurance Group Inc.	513,690	27,662,206
State Auto Financial Corp.	143,490	3,763,743
State National Companies Inc.	20,891	438,502
Stewart Information Services Corp.	179,455	6,776,221
Third Point Reinsurance Ltd.[a,b]	341,239	5,323,328
United Fire Group Inc.	187,593	8,595,511
United Insurance Holdings Corp.	44,060	718,178
Universal Insurance Holdings Inc.	69,865	1,606,895
WMIH Corp.[a,b]	1,755,975	1,668,176

		338,830,137
INTERNET & DIRECT MARKETING RETAIL — 0.18%
1-800-Flowers.com Inc. Class Aa,b	160,437	1,580,304
FTD Companies Inc.[a,b]	147,415	1,922,292
Gaia Inc.[a,b]	78,821	945,852

Security	Shares	Value
Lands’ End Inc.[a,b]	118,894	$1,569,401
Liberty TripAdvisor Holdings Inc. Class Aa	644,175	7,955,561
Overstock.com Inc.[a,b]	74,466	2,211,640

		16,185,050
INTERNET SOFTWARE & SERVICES — 0.56%
Actua Corp.[a]	268,692	4,110,988
Bankrate Inc.[a,b]	421,470	5,879,507
Bazaarvoice Inc.[a,b]	733,831	3,632,463
Blucora Inc.[a]	302,543	7,654,338
Cars.com Inc.[a,b]	639,695	17,022,284
ChannelAdvisor Corp.[a,b]	10,060	115,690
DHI Group Inc.[a,b]	436,263	1,134,284
Leaf Group Ltd.[a,b]	107,996	745,172
Limelight Networks Inc.[a]	362,678	1,439,832
Liquidity Services Inc.[a,b]	227,758	1,343,772
Meet Group Inc. (The)[a]	501,255	1,824,568
QuinStreet Inc.[a]	322,934	2,373,565
TechTarget Inc.[a,b]	120,862	1,443,092
Tintri Inc.[a,b]	21,716	68,188
XO Group Inc.[a]	51,548	1,013,949

		49,801,692
IT SERVICES — 1.26%
Acxiom Corp.[a,b]	338,985	8,352,590
CACI International Inc. Class Aa	217,680	30,333,708
Convergys Corp.	838,025	21,696,467
CSG Systems International Inc.	53,875	2,160,387
EVERTEC Inc.	91,113	1,444,141
Information Services Group Inc.[a,b]	117,713	473,206
ManTech International Corp./VA Class A	227,328	10,036,531
MoneyGram International Inc.[a,b]	235,342	3,791,360
Perficient Inc.[a]	287,406	5,653,276
Presidio Inc.[a]	65,697	929,613
ServiceSource International Inc.[a,b]	229,882	795,392
Sykes Enterprises Inc.[a]	316,648	9,233,456
Travelport Worldwide Ltd.	890,837	13,986,141
Unisys Corp.[a,b]	138,895	1,180,608
Virtusa Corp.[a,b]	65,232	2,464,465

		112,531,341

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
LEISURE PRODUCTS — 0.37%
Acushnet Holdings Corp.[b]	208,478	$3,702,569
Callaway Golf Co.	835,455	12,055,616
Clarus Corp.[a,b]	192,115	1,440,863
Escalade Inc.	98,492	1,339,491
Johnson Outdoors Inc. Class A	43,469	3,185,408
Vista Outdoor Inc.[a,b]	510,899	11,720,023

		33,443,970
LIFE SCIENCES TOOLS & SERVICES — 0.09%
Accelerate Diagnostics Inc.[a,b]	13,253	297,530
Enzo Biochem Inc.[a,b]	22,441	234,957
Luminex Corp.[b]	200,788	4,082,020
Medpace Holdings Inc.[a,b]	63,289	2,018,919
NanoString Technologies Inc.[a,b]	112,402	1,816,417

		8,449,843
MACHINERY — 2.99%
Actuant Corp. Class Ab	260,514	6,669,158
Alamo Group Inc.	11,365	1,220,260
Albany International Corp. Class A	55,834	3,204,872
American Railcar Industries Inc.[b]	65,804	2,540,034
Astec Industries Inc.	95,382	5,342,346
Barnes Group Inc.	387,570	27,300,431
Blue Bird Corp.[a]	34,506	710,824
Briggs & Stratton Corp.	370,638	8,709,993
Chart Industries Inc.[a,b]	273,055	10,711,948
CIRCOR International Inc.[b]	74,758	4,069,078
Columbus McKinnon Corp./NY	192,270	7,281,265
DMC Global Inc.	123,823	2,092,609
Eastern Co. (The)	50,299	1,443,581
ESCO Technologies Inc.	226,085	13,553,796
ExOne Co. (The)[a,b]	4,549	51,677
Federal Signal Corp.	398,037	8,470,227
Franklin Electric Co. Inc.	22,557	1,011,681
FreightCar America Inc.	110,354	2,158,524
Gencor Industries Inc.[a,b]	77,012	1,359,262
Global Brass & Copper Holdings Inc.	14,721	497,570
Gorman-Rupp Co. (The)	155,048	5,049,913
Graham Corp.	84,193	1,753,740
Greenbrier Companies Inc. (The)	244,346	11,765,260
Hardinge Inc.	106,851	1,631,615

Security	Shares	Value
Hurco Companies Inc.	54,034	$2,247,814
Hyster-Yale Materials Handling Inc.	15,530	1,187,113
LB Foster Co. Class A	73,428	1,670,487
Manitowoc Co. Inc. (The)[a]	1,138,083	10,242,747
Meritor Inc.[a,b]	747,631	19,445,882
Milacron Holdings Corp.[a]	56,923	959,722
Miller Industries Inc./TN	90,779	2,537,273
Mueller Water Products Inc. Class A	535,332	6,852,250
Navistar International Corp.[a,b]	418,587	18,447,129
Park-Ohio Holdings Corp.	78,944	3,599,846
Rexnord Corp.[a,b]	930,232	23,637,195
Spartan Motors Inc.	120,431	1,330,763
SPX FLOW Inc.[a]	274,978	10,603,152
Standex International Corp.	23,818	2,529,472
Tennant Co.	7,647	506,231
Titan International Inc.	448,573	4,553,016
TriMas Corp.[a,b]	405,504	10,948,608
Twin Disc Inc.[a]	76,366	1,421,171
Wabash National Corp.[b]	374,706	8,550,791
Watts Water Technologies Inc. Class A	104,942	7,261,986

		267,132,312
MARINE — 0.19%
Costamare Inc.	445,846	2,755,328
Eagle Bulk Shipping Inc.[a,b]	335,112	1,518,057
Genco Shipping & Trading Ltd.[a]	68,584	794,889
Matson Inc.	204,009	5,748,974
Navios Maritime Holdings Inc.[a]	798,579	1,333,627
Safe Bulkers Inc.[a,b]	436,730	1,196,640
Scorpio Bulkers Inc.[a]	522,596	3,684,302

		17,031,817
MEDIA — 1.41%
AMC Entertainment Holdings Inc. Class Ab	495,516	7,284,085
Beasley Broadcast Group Inc. Class A	46,622	545,477
Central European Media Enterprises Ltd. Class Aa,b	745,124	3,017,752
Clear Channel Outdoor Holdings Inc. Class A	327,151	1,521,252
Daily Journal Corp.[a,b]	9,982	2,182,165
Emerald Expositions Events Inc.	131,337	3,052,272

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
Entercom Communications Corp. Class Ab	253,659	$2,904,396
Eros International PLC[a,b]	111,480	1,594,164
EW Scripps Co. (The) Class Aa,b	514,862	9,839,013
Gannett Co. Inc.	1,017,103	9,153,927
Global Eagle Entertainment Inc.[a,b]	417,017	1,426,198
Gray Television Inc.[a,b]	198,818	3,121,443
Hemisphere Media Group Inc.[a]	131,122	1,566,908
MDC Partners Inc. Class A	343,888	3,782,768
Meredith Corp.	353,249	19,605,319
MSG Networks Inc. Class Aa,b	535,221	11,346,685
National CineMedia Inc.	558,017	3,894,959
New Media Investment Group Inc.	460,229	6,806,787
New York Times Co. (The) Class A	211,950	4,154,220
Reading International Inc. Class Aa	112,918	1,775,071
Saga Communications Inc. Class A	35,717	1,628,695
Salem Media Group Inc. Class A	115,086	759,568
Scholastic Corp.	252,202	9,381,914
Time Inc.	892,600	12,050,100
Townsquare Media Inc. Class Aa	84,791	847,910
tronc Inc.[a]	63,003	915,434
WideOpenWest Inc.[a]	126,026	1,900,472

		126,058,954
METALS & MINING — 2.20%
AK Steel Holding Corp.[a,b]	2,815,583	15,739,109
Allegheny Technologies Inc.[b]	967,511	23,123,513
Ampco-Pittsburgh Corp.	78,342	1,363,151
Carpenter Technology Corp.	411,355	19,757,381
Century Aluminum Co.[a,b]	416,695	6,908,803
Cleveland-Cliffs Inc.[a,b]	2,662,833	19,039,256
Coeur Mining Inc.[a,b]	1,353,144	12,435,393
Commercial Metals Co.	1,032,777	19,653,746
Compass Minerals International Inc.	26,855	1,742,890
Ferroglobe PLC[a]	543,825	5
Gerber Scientific Inc. Escrow[a,c]	173,399	1,734
Gold Resource Corp.	450,295	1,688,606

Security	Shares	Value
Handy & Harman Ltd.[a,b]	12,337	$401,569
Haynes International Inc.	106,459	3,822,943
Hecla Mining Co.[b]	3,513,488	17,637,710
Kaiser Aluminum Corp.	147,463	15,209,334
Klondex Mines Ltd.[a]	1,105,864	4,025,345
Materion Corp.	174,808	7,542,965
Olympic Steel Inc.	82,107	1,806,354
Ramaco Resources Inc.[a,b]	49,824	330,333
Ryerson Holding Corp.[a,b]	146,496	1,589,482
Schnitzer Steel Industries Inc. Class A	235,409	6,626,763
SunCoke Energy Inc.[a]	573,055	5,237,723
TimkenSteel Corp.[a]	351,587	5,801,186
Warrior Met Coal Inc.[b]	149,862	3,532,247
Worthington Industries Inc.	34,913	1,605,998

		196,623,539
MORTGAGE REAL ESTATE INVESTMENT — 1.80%
AG Mortgage Investment Trust Inc.[b]	245,839	4,729,942
Anworth Mortgage Asset Corp.	846,036	5,084,676
Apollo Commercial Real Estate Finance Inc.[b]	944,111	17,097,850
Ares Commercial Real Estate Corp.[b]	242,015	3,221,220
ARMOUR Residential REIT Inc.[b]	362,683	9,756,173
Capstead Mortgage Corp.[b]	838,291	8,089,508
Cherry Hill Mortgage Investment Corp.[b]	104,692	1,894,925
CYS Investments Inc.[b]	1,352,061	11,681,807
Dynex Capital Inc.	411,933	2,994,753
Ellington Residential Mortgage REIT	80,266	1,165,462
Granite Point Mortgage Trust Inc.[b]	89,701	1,680,100
Great Ajax Corp.	140,136	1,974,516
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	440,177	10,727,114
Invesco Mortgage Capital Inc.	1,003,664	17,192,764
KKR Real Estate Finance Trust Inc.	94,604	1,990,468
Ladder Capital Corp.[b]	677,547	9,336,598
MTGE Investment Corp.	408,302	7,921,059
New York Mortgage Trust Inc.[b]	994,689	6,117,337

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
Orchid Island Capital Inc.[b]	384,362	$3,916,649
Owens Realty Mortgage Inc.[b]	89,540	1,630,523
PennyMac Mortgage Investment Trust[b,d]	590,172	10,263,091
Redwood Trust Inc.[b]	683,766	11,138,548
Resource Capital Corp.[b]	271,673	2,928,635
Sutherland Asset Management Corp.	152,761	2,398,348
TPG RE Finance Trust Inc.[a]	98,665	1,950,607
Western Asset Mortgage Capital Corp.[b]	364,665	3,818,043

		160,700,716
MULTI-UTILITIES — 1.04%
Avista Corp.	573,686	29,699,724
Black Hills Corp.	476,743	32,833,290
NorthWestern Corp.	433,004	24,655,248
Unitil Corp.	123,901	6,128,144

		93,316,406
MULTILINE RETAIL — 0.22%
Dillard’s Inc. Class Ab	124,242	6,966,249
Fred’s Inc. Class Ab	282,983	1,822,411
JC Penney Co. Inc.[a,b]	2,765,550	10,536,745
Sears Holdings Corp.[a,b]	85,171	621,748

		19,947,153
OIL, GAS & CONSUMABLE FUELS — 3.65%
Abraxas Petroleum Corp.[a]	122,541	230,377
Adams Resources & Energy Inc.	20,242	840,043
Approach Resources Inc.[a,b]	377,351	947,151
Arch Coal Inc. Class Ab	188,971	13,556,780
Ardmore Shipping Corp.	129,391	1,067,476
Bill Barrett Corp.[a,b]	673,600	2,889,744
Bonanza Creek Energy Inc.[a]	163,375	5,389,741
California Resources Corp.[a,b]	385,385	4,031,127
Callon Petroleum Co.[a,b]	1,792,850	20,151,634
Clean Energy Fuels Corp.[a,b]	1,222,004	3,030,570
Cloud Peak Energy Inc.[a]	671,202	2,456,599
Contango Oil & Gas Co.[a]	205,030	1,031,301
CVR Energy Inc.	135,668	3,513,801
Delek U.S. Holdings Inc.	695,276	18,584,727
Denbury Resources Inc.[a,b]	3,531,339	4,731,994
DHT Holdings Inc.	758,386	3,018,376
Dorian LPG Ltd.[a,b]	164,260	1,120,253
Earthstone Energy Inc. Class Aa	165,760	1,821,702

Security	Shares	Value
Eclipse Resources Corp.[a,b]	771,230	$1,928,075
Energy XXI Gulf Coast Inc.[a,b]	222,328	2,298,872
EP Energy Corp. Class Aa,b	343,809	1,120,817
Frontline Ltd./Bermuda[b]	684,620	4,135,105
GasLog Ltd.	364,743	6,364,765
Gastar Exploration Inc.[a,b]	796,634	700,719
Gener8 Maritime Inc.[a,b]	427,631	1,928,616
Golar LNG Ltd.	854,676	19,324,224
Green Plains Inc.	349,171	7,035,796
Halcon Resources Corp.[a,b]	1,147,710	7,804,428
Hallador Energy Co.	146,704	839,147
International Seaways Inc.[a,b]	259,867	5,119,380
Jones Energy Inc. Class Aa,b	407,256	781,932
Midstates Petroleum Co. Inc.[a]	99,739	1,549,944
Navios Maritime Acquisition Corp.	789,781	963,533
Nordic American Tankers Ltd.[b]	900,343	4,807,832
Oasis Petroleum Inc.[a,b]	2,096,549	19,120,527
Overseas Shipholding Group Inc. Series Aa	394,165	1,036,654
Pacific Ethanol Inc.[a,b]	382,756	2,124,296
Panhandle Oil and Gas Inc. Class A	61,782	1,470,412
Par Pacific Holdings Inc.[a,b]	175,522	3,650,858
PDC Energy Inc.[a,b]	586,236	28,743,151
Peabody Energy Corp.[a]	554,149	16,075,862
Penn Virginia Corp.[a]	12,310	492,154
PetroCorp Inc. Escrow[a,c]	19,086	—
Renewable Energy Group Inc.[a,b]	338,843	4,116,942
Resolute Energy Corp.[a,b]	184,034	5,463,969
REX American Resources Corp.[a,b]	51,657	4,846,976
Ring Energy Inc.[a,b]	22,374	324,199
Rosehill Resources Inc.[a]	20,746	170,740
SandRidge Energy Inc.[a]	309,985	6,227,599
Scorpio Tankers Inc.	1,882,482	6,456,913
SemGroup Corp. Class A	593,311	17,057,691
Ship Finance International Ltd.	534,015	7,743,217
SilverBow Resources Inc.[a,b]	50,783	1,246,723
SRC Energy Inc.[a,b]	1,583,733	15,314,698
Stone Energy Corp.[a]	172,670	5,017,790
Teekay Corp.[b]	481,860	4,303,010
Teekay Tankers Ltd. Class Ab	1,092,509	1,769,865
Ultra Petroleum Corp.[a,b]	1,584,480	13,737,442
Uranium Energy Corp.[a,b]	34,690	47,872

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
W&T Offshore Inc.[a]	806,780	$2,460,679
Westmoreland Coal Co.[a]	115,518	294,571
WildHorse Resource Development Corp.[a,b]	188,774	2,514,470

		326,945,861
PAPER & FOREST PRODUCTS — 0.44%
Boise Cascade Co.[a,b]	278,368	9,715,043
Clearwater Paper Corp.[a,b]	143,867	7,085,450
Louisiana-Pacific Corp.[a]	79,203	2,144,817
Neenah Paper Inc.	25,270	2,161,848
PH Glatfelter Co.	390,523	7,595,672
Schweitzer-Mauduit International Inc.	219,047	9,081,689
Verso Corp. Class Aa,b	282,450	1,437,671

		39,222,190
PERSONAL PRODUCTS — 0.07%
Inter Parfums Inc.	81,299	3,353,584
Nature’s Sunshine Products Inc.	97,170	986,276
Revlon Inc. Class Aa,b	74,475	1,828,361

		6,168,221
PHARMACEUTICALS — 0.67%
Akcea Therapeutics Inc.[a,b]	34,223	946,951
Aratana Therapeutics Inc.[a,b]	25,280	154,966
Cempra Inc.[a,b]	380,961	1,238,123
Clearside Biomedical Inc.[a,b]	77,433	676,765
Collegium Pharmaceutical Inc.[a,b]	187,994	1,972,057
Dermira Inc.[a,b]	58,599	1,582,173
Dova Pharmaceuticals Inc.[a,b]	11,694	283,930
Horizon Pharma PLC[a,b]	1,457,020	18,475,014
Impax Laboratories Inc.[a,b]	652,748	13,250,785
Intra-Cellular Therapies Inc.[a]	300,453	4,741,148
Kala Pharmaceuticals Inc.[a]	18,635	425,623
Lannett Co. Inc.[a,b]	253,543	4,677,868
Medicines Co. (The)[a,b]	47,823	1,771,364
MyoKardia Inc.[a,b]	15,509	664,561
Neos Therapeutics Inc.[a,b]	12,349	112,993
Phibro Animal Health Corp. Series A	10,880	403,104
SciClone Pharmaceuticals Inc.[a]	297,371	3,330,555
Sienna Biopharmaceuticals Inc.[a]	11,484	255,519
Sucampo Pharmaceuticals Inc. Class Aa,b	35,819	422,664

Security	Shares	Value
Tetraphase Pharmaceuticals Inc.[a,b]	451,796	$3,090,285
Zogenix Inc.[a,b]	51,923	1,819,901

		60,296,349
PROFESSIONAL SERVICES — 1.09%
Acacia Research Corp.[a]	356,709	1,623,026
CBIZ Inc.[a,b]	454,231	7,381,254
Cogint Inc.[a,b]	183,164	897,504
CRA International Inc.	75,593	3,103,093
Franklin Covey Co.[a,b]	16,009	324,983
FTI Consulting Inc.[a,b]	349,732	12,408,491
GP Strategies Corp.[a]	11,764	362,919
Heidrick & Struggles International Inc.	163,545	3,458,977
Hill International Inc.[a,b]	35,168	167,048
Huron Consulting Group Inc.[a,b]	194,917	6,685,653
ICF International Inc.[a]	159,407	8,600,008
Kelly Services Inc. Class A	270,782	6,793,920
Korn/Ferry International	457,340	18,032,916
Mistras Group Inc.[a,b]	136,853	2,805,487
Navigant Consulting Inc.[a]	422,195	7,143,539
Pendrell Corp.[a,b]	101,368	692,343
Resources Connection Inc.	253,847	3,528,473
RPX Corp.[a]	405,259	5,381,840
TrueBlue Inc.[a]	346,549	7,780,025

		97,171,499
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.44%
Consolidated-Tomoka Land Co.[b]	3,873	232,651
Forestar Group Inc.[a]	288,314	4,959,001
FRP Holdings Inc.[a,b]	60,060	2,717,715
Griffin Industrial Realty Inc.	9,352	339,945
Kennedy-Wilson Holdings Inc.	351,297	6,516,559
RE/MAX Holdings Inc. Class A	158,989	10,103,751
Redfin Corp.[a,b]	65,412	1,641,187
St. Joe Co. (The)[a,b]	424,097	7,994,229
Stratus Properties Inc.[b]	53,893	1,632,958
Tejon Ranch Co.[a,b]	135,019	2,848,901
Transcontinental Realty Investors Inc.[a]	16,101	437,947

		39,424,844

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
ROAD & RAIL — 0.66%
ArcBest Corp.	200,615	$6,710,572
Covenant Transportation Group Inc. Class Aa,b	105,975	3,071,155
Daseke Inc.[a]	14,712	191,992
Heartland Express Inc.[b]	16,179	405,769
Hertz Global Holdings Inc.[a,b]	488,355	10,919,618
Marten Transport Ltd.	341,511	7,018,051
Roadrunner Transportation Systems Inc.[a]	277,855	2,647,958
Saia Inc.[a]	127,115	7,963,755
Schneider National Inc. Class Bb	22,640	572,792
Universal Logistics Holdings Inc.	25,566	522,825
Werner Enterprises Inc.	421,945	15,422,090
YRC Worldwide Inc.[a,b]	231,717	3,197,694

		58,644,271
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.18%
Alpha & Omega Semiconductor Ltd.[a]	152,093	2,508,014
Ambarella Inc.[a]	166,446	8,157,519
Amkor Technology Inc.[a,b]	858,804	9,060,382
AXT Inc.[a,b]	331,200	3,030,480
Cohu Inc.	202,191	4,820,233
Cree Inc.[a,b]	868,722	24,489,273
CyberOptics Corp.[a,b]	26,741	434,541
Diodes Inc.[a]	251,438	7,525,539
DSP Group Inc.[a]	197,755	2,570,815
GSI Technology Inc.[a]	128,299	932,734
IXYS Corp.[a]	229,036	5,428,153
Kopin Corp.[a,b]	51,074	212,979
Nanometrics Inc.[a]	38,560	1,110,528
NeoPhotonics Corp.[a,b]	288,913	1,606,356
NVE Corp.	2,316	182,895
PDF Solutions Inc.[a,b]	10,987	170,189
Photronics Inc.[a]	591,957	5,238,819
Rambus Inc.[a,b]	711,129	9,493,572
Rudolph Technologies Inc.[a]	27,126	713,414
Sigma Designs Inc.[a,b]	321,653	2,026,414
SMART Global Holdings Inc.[a]	74,398	1,992,378
SunPower Corp.[a,b]	529,778	3,862,082
Veeco Instruments Inc.[a,b]	419,336	8,973,790
Xcerra Corp.[a]	63,368	624,175

		105,165,274

Security	Shares	Value
SOFTWARE — 0.85%
Agilysys Inc.[a]	142,760	$1,705,982
American Software Inc./GA Class A	95,110	1,080,449
Bottomline Technologies de Inc.[a,b]	41,365	1,316,648
Digimarc Corp.[a,b]	3,800	139,080
Glu Mobile Inc.[a,b]	868,218	3,264,500
MicroStrategy Inc. Class Aa	36,753	4,693,726
Monotype Imaging Holdings Inc.	186,973	3,599,230
Park City Group Inc.[a,b]	4,305	52,306
Progress Software Corp.	69,471	2,651,708
QAD Inc. Class A	28,334	973,273
RealNetworks Inc.[a,b]	235,819	1,131,931
Rosetta Stone Inc.[a,b]	123,961	1,265,642
Rubicon Project Inc. (The)[a]	395,728	1,539,382
SecureWorks Corp. Class Aa,b	68,962	851,681
Silver Spring Networks Inc.[a]	281,446	4,550,982
Synchronoss Technologies Inc.[a]	379,526	3,540,977
Telenav Inc.[a,b]	134,750	855,662
TiVo Corp.	1,048,849	20,819,653
VASCO Data Security International Inc.[a]	241,632	2,911,665
Verint Systems Inc.[a]	466,468	19,521,686

		76,466,163
SPECIALTY RETAIL — 2.45%
Aaron’s Inc.[b]	563,080	24,567,180
Abercrombie & Fitch Co. Class A	609,771	8,805,093
America’s Car-Mart Inc./TXa,b	42,237	1,736,997
American Eagle Outfitters Inc.	1,448,394	20,712,034
Ascena Retail Group Inc.[a,b]	1,518,257	3,719,730
At Home Group Inc.[a,b]	9,891	225,910
Barnes & Noble Education Inc.[a]	341,527	2,223,341
Barnes & Noble Inc.	537,143	4,082,287
Big 5 Sporting Goods Corp.	184,149	1,408,740
Boot Barn Holdings Inc.[a,b]	112,148	998,117
Buckle Inc. (The)	253,826	4,276,968
Build-A-Bear Workshop Inc.[a,b]	119,362	1,092,162
Caleres Inc.	375,385	11,456,750
Carvana Co.[a,b]	112,220	1,647,390
Cato Corp. (The) Class A	208,324	2,756,127
Chico’s FAS Inc.	1,146,574	10,261,837
Citi Trends Inc.	128,760	2,558,461
Conn’s Inc.[a,b]	165,002	4,644,806

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
Container Store Group Inc. (The)[a]	148,608	$625,640
DSW Inc. Class A	585,848	12,584,015
Express Inc.[a,b]	693,711	4,689,486
Finish Line Inc. (The) Class A	344,630	4,145,899
Genesco Inc.[a,b]	169,485	4,508,301
GNC Holdings Inc. Class Ab	601,792	5,319,841
Group 1 Automotive Inc.	176,167	12,765,061
Guess? Inc.	533,931	9,092,845
Haverty Furniture Companies Inc.	167,179	4,371,731
Hibbett Sports Inc.[a,b]	184,724	2,632,317
Kirkland’s Inc.[a]	135,757	1,551,702
MarineMax Inc.[a,b]	94,161	1,558,365
Office Depot Inc.	4,576,246	20,776,157
Party City Holdco Inc.[a,b]	232,711	3,153,234
Pier 1 Imports Inc.	729,993	3,058,671
Rent-A-Center Inc./TXb	381,925	4,384,499
Shoe Carnival Inc.	102,866	2,302,141
Sonic Automotive Inc. Class A	228,611	4,663,664
Tailored Brands Inc.	300,303	4,336,375
Tilly’s Inc. Class A	115,548	1,385,421
Vitamin Shoppe Inc.[a,b]	193,945	1,037,606
Zumiez Inc.[a,b]	164,038	2,969,088

		219,085,989
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.22%
Avid Technology Inc.[a,b]	95,685	434,410
Cray Inc.[a,b]	356,183	6,927,759
Eastman Kodak Co.[a,b]	24,451	179,715
Quantum Corp.[a,b]	202,420	1,238,810
Stratasys Ltd.[a,b]	222,120	5,135,415
Super Micro Computer Inc.[a,b]	270,068	5,968,503

		19,884,612
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Columbia Sportswear Co.	167,370	10,306,645
Crocs Inc.[a,b]	187,508	1,818,828
Deckers Outdoor Corp.[a,b]	263,925	18,055,109
Delta Apparel Inc.[a,b]	60,808	1,307,980
Fossil Group Inc.[a,b]	392,924	3,665,981
G-III Apparel Group Ltd.[a,b]	385,594	11,189,938
Iconix Brand Group Inc.[a,b]	452,778	2,576,307
Movado Group Inc.	134,230	3,758,440
Oxford Industries Inc.	88,427	5,618,651

Security	Shares	Value
Perry Ellis International Inc.[a]	113,631	$2,688,509
Sequential Brands Group Inc.[a,b]	355,951	1,064,293
Unifi Inc.[a,b]	137,166	4,887,225
Vera Bradley Inc.[a,b]	177,833	1,566,709

		68,504,615
THRIFTS & MORTGAGE FINANCE — 4.00%
ASB Bancorp. Inc.[a,b]	24,721	1,114,917
Astoria Financial Corp.	828,112	17,804,408
Bank Mutual Corp.	383,036	3,887,815
BankFinancial Corp.	123,738	1,966,197
Bear State Financial Inc.	166,223	1,705,448
Beneficial Bancorp. Inc.	614,628	10,202,825
BofI Holding Inc.[a,b]	309,367	8,807,678
BSB Bancorp. Inc./MAa	56,015	1,677,649
Capitol Federal Financial Inc.	1,143,678	16,812,067
Charter Financial Corp./MD	87,903	1,628,843
Clifton Bancorp. Inc.	174,111	2,911,136
Dime Community Bancshares Inc.	279,734	6,014,281
Entegra Financial Corp.[a]	55,786	1,391,861
ESSA Bancorp. Inc.	81,850	1,285,045
Federal Agricultural Mortgage Corp. Class C	78,686	5,723,620
First Defiance Financial Corp.	88,465	4,643,528
Flagstar Bancorp. Inc.[a,b]	190,194	6,748,083
Greene County Bancorp. Inc.[b]	6,555	196,978
Hingham Institution for Savings	6,131	1,166,545
Home Bancorp. Inc.	52,323	2,188,148
HomeStreet Inc.[a,b]	218,057	5,887,539
Impac Mortgage Holdings Inc.[a,b]	86,059	1,123,930
Kearny Financial Corp./MD	756,048	11,605,337
Malvern Bancorp. Inc.[a]	58,731	1,571,054
Meridian Bancorp. Inc.	357,246	6,662,638
Meta Financial Group Inc.	71,602	5,613,597
MGIC Investment Corp.[a]	3,298,745	41,333,275
Nationstar Mortgage Holdings Inc.[a,b]	261,062	4,847,921
NMI Holdings Inc. Class Aa	435,037	5,394,459
Northfield Bancorp. Inc.	345,914	6,001,608
Northwest Bancshares Inc.	843,891	14,573,997
OceanFirst Financial Corp.	279,092	7,672,239
Oconee Federal Financial Corp.	11,835	331,853
Ocwen Financial Corp.[a,b]	887,563	3,053,217
Oritani Financial Corp.	350,372	5,886,250

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
PCSB Financial Corp.[a]	158,483	$2,988,989
PennyMac Financial Services Inc. Class Aa,b,d	93,191	1,658,800
PHH Corp.[a,b]	473,880	6,601,148
Provident Bancorp. Inc.[a,b]	37,172	860,532
Provident Financial Holdings Inc.	53,538	1,049,345
Provident Financial Services Inc.	549,175	14,646,497
Prudential Bancorp. Inc.[b]	75,183	1,393,141
Radian Group Inc.[b]	1,931,164	36,093,455
Riverview Bancorp. Inc.	189,732	1,593,749
SI Financial Group Inc.	103,272	1,543,916
Southern Missouri Bancorp. Inc.	56,483	2,061,065
Territorial Bancorp. Inc.	66,791	2,108,592
Timberland Bancorp. Inc./WA	56,645	1,775,254
TrustCo Bank Corp. NY	819,013	7,289,216
United Community Financial Corp./OH	437,594	4,200,902
United Financial Bancorp. Inc.	451,633	8,260,368
Walker & Dunlop Inc.[a,b]	35,426	1,853,843
Washington Federal Inc.	787,570	26,501,730
Waterstone Financial Inc.	208,170	4,059,315
Western New England Bancorp Inc.	226,809	2,472,218
WSFS Financial Corp.	197,777	9,641,629

		358,089,690
TOBACCO — 0.25%
Universal Corp./VA	219,023	12,550,018
Vector Group Ltd.	472,101	9,663,907

		22,213,925
TRADING COMPANIES & DISTRIBUTORS — 1.43%
Aircastle Ltd.	424,630	9,465,003
Beacon Roofing Supply Inc.[a]	151,323	7,755,304
BMC Stock Holdings Inc.[a,b]	552,632	11,798,693
CAI International Inc.[a]	75,294	2,282,914
DXP Enterprises Inc./TXa,b	33,165	1,044,366
Foundation Building Materials Inc.[a,b]	90,525	1,280,023
GATX Corp.	344,379	21,199,971

Security	Shares	Value
Huttig Building Products Inc.[a,b]	54,227	$382,843
Kaman Corp.	224,840	12,541,575
Lawson Products Inc./DEa,b	15,492	390,398
MRC Global Inc.[a]	795,974	13,921,585
Neff Corp. Class Aa,b	7,514	187,850
Nexeo Solutions Inc.[a,b]	238,682	1,742,379
NOW Inc.[a,b]	949,981	13,119,238
Rush Enterprises Inc. Class Aa	138,908	6,430,051
Rush Enterprises Inc. Class Ba,b	23,634	1,030,915
Textainer Group Holdings Ltd.[a,b]	245,084	4,203,191
Titan Machinery Inc.[a,b]	163,006	2,531,483
Triton International Ltd.	387,692	12,902,390
Veritiv Corp.[a,b]	104,142	3,384,615
Willis Lease Finance Corp.[a,b]	30,855	758,724

		128,353,511
WATER UTILITIES — 0.38%
American States Water Co.	99,038	4,877,621
AquaVenture Holdings Ltd.[a]	103,055	1,391,243
Artesian Resources Corp. Class A	69,881	2,641,502
Cadiz Inc.[a,b]	183,684	2,332,787
California Water Service Group	160,785	6,133,948
Connecticut Water Service Inc.	97,698	5,793,491
Consolidated Water Co. Ltd.	133,468	1,708,390
Middlesex Water Co.	19,129	751,196
SJW Group	144,084	8,155,154
York Water Co. (The)	10,304	349,306

		34,134,638
WIRELESS TELECOMMUNICATION SERVICES — 0.03%
Spok Holdings Inc.	169,626	2,603,759

		2,603,759

TOTAL COMMON STOCKS (Cost: $8,224,610,499)		8,917,135,133

SHORT-TERM INVESTMENTS — 11.28%

MONEY MARKET FUNDS — 11.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	989,365,234	989,662,043

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

September 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	19,889,764	$19,889,764

		1,009,551,807

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,009,351,507)		1,009,551,807

TOTAL INVESTMENTS IN SECURITIES — 110.92% (Cost: $9,233,962,006)		9,926,686,940
Other Assets, Less Liabilities — (10.92)%		(976,969,329)

NET ASSETS — 100.00%		$8,949,717,611

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

108

Schedule of Investments  (Unaudited)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.98%

AEROSPACE & DEFENSE — 1.07%
Aerovironment Inc.[a,b]	46,466	$2,514,740
Arotech Corp.[a]	54,349	228,266
CPI Aerostructures Inc.[a]	19,650	183,728
Ducommun Inc.[a,b]	23,848	764,328
Innovative Solutions & Support Inc.[a]	30,683	111,686
KeyW Holding Corp. (The)[a,b]	104,774	797,330
Kratos Defense & Security Solutions Inc.[a,b]	158,555	2,073,899
National Presto Industries Inc.	10,894	1,159,666
SIFCO Industries Inc.[a]	7,121	40,590
Sparton Corp.[a]	21,597	501,266
Vectrus Inc.[a]	24,127	744,077

		9,119,576
AIR FREIGHT & LOGISTICS — 0.18%
Echo Global Logistics Inc.[a,b]	58,434	1,101,481
Radiant Logistics Inc.[a]	84,239	447,309

		1,548,790
AUTO COMPONENTS — 1.04%
Clean Diesel Technologies Inc.[a,b]	22,156	38,330
Horizon Global Corp.[a]	54,250	956,970
Modine Manufacturing Co.[a]	109,018	2,098,596
Motorcar Parts of America Inc.[a,b]	40,790	1,201,673
Shiloh Industries Inc.[a,b]	29,899	310,950
Stoneridge Inc.[a]	58,420	1,157,300
Strattec Security Corp.	7,821	319,879
Superior Industries International Inc.	54,511	907,608
Tower International Inc.	43,151	1,173,707
Unique Fabricating Inc.	18,519	156,486
VOXX International Corp.[a,b]	45,469	388,760
Workhorse Group Inc.[a,b]	59,209	163,417

		8,873,676
AUTOMOBILES — 0.37%
Winnebago Industries Inc.	69,496	3,109,946

		3,109,946
BANKS — 15.43%
1st Constitution Bancorp.	21,714	394,109
Access National Corp.	34,849	998,772
ACNB Corp.	17,810	493,337
Allegiance Bancshares Inc.[a,b]	27,138	998,678
American National Bankshares Inc.	21,024	866,189
American River Bankshares	21,676	304,114
AmeriServ Financial Inc.	53,008	212,032
Ames National Corp.	21,519	642,342
Arrow Financial Corp.	29,064	998,348
Atlantic Capital Bancshares Inc.[a,b]	50,161	910,422
Bancorp. Inc. (The)[a]	112,201	927,902
Bank of Commerce Holdings	44,515	511,923
Bank of Marin Bancorp.	14,612	1,000,922
Bankwell Financial Group Inc.	15,783	583,024
Bar Harbor Bankshares	35,360	1,108,890
Bay Bancorp. Inc.[a]	13,171	149,491

Security	Shares	Value
BCB Bancorp. Inc.	29,743	$414,915
Blue Hills Bancorp. Inc.	58,593	1,124,986
Bridge Bancorp. Inc.	43,602	1,480,288
Bryn Mawr Bank Corp.	38,633	1,692,125
Byline Bancorp Inc.[a]	17,355	368,967
C&F Financial Corp.	9,024	496,320
Camden National Corp.	35,272	1,539,270
Capital City Bank Group Inc.	27,723	665,629
Capstar Financial Holdings Inc.[a,b]	23,543	460,972
Carolina Financial Corp.[b]	34,496	1,237,716
Central Valley Community Bancorp.	25,661	572,240
Century Bancorp. Inc./MA Class A	8,061	645,686
Chemung Financial Corp.	10,155	478,301
Citizens & Northern Corp.	32,565	799,796
Citizens Holding Co.	3,035	75,723
Civista Bancshares Inc.	27,090	605,191
CNB Financial Corp./PA	35,037	957,211
CoBiz Financial Inc.	86,586	1,700,549
Codorus Valley Bancorp. Inc.	18,915	580,880
Community Bankers Trust Corp.[a]	57,742	531,226
Community First Bancshares Inc./GAa	14,262	191,253
Community Trust Bancorp. Inc.	35,546	1,652,889
ConnectOne Bancorp. Inc.	68,634	1,688,396
CU Bancorp.[a]	38,005	1,473,644
Customers Bancorp. Inc.[a,b]	63,327	2,065,727
Enterprise Bancorp. Inc./MA	22,964	833,823
Equity Bancshares Inc. Class Aa	26,119	929,314
Esquire Financial Holdings Inc.[a]	11,915	191,712
Farmers Capital Bank Corp.	18,818	791,297
Farmers National Banc Corp.	61,111	919,721
FB Financial Corp.[a]	30,472	1,149,404
Fidelity Southern Corp.	49,373	1,167,178
Financial Institutions Inc.	33,745	971,856
First Bancorp. Inc./ME	26,707	809,489
First Bancorp./Southern Pines NC	55,588	1,912,783
First Bank/Hamilton NJb	32,831	436,652
First Business Financial Services Inc.	22,595	514,036
First Community Bancshares Inc./VA	39,279	1,143,412
First Connecticut Bancorp. Inc./Farmington CT	34,281	917,017
First Financial Corp./IN	25,211	1,200,044
First Financial Northwest Inc.	23,920	406,401
First Foundation Inc.[a]	69,601	1,245,162
First Internet Bancorp.	16,874	545,030
First Mid-Illinois Bancshares Inc.	24,541	942,374
First Northwest Bancorp.[a]	31,050	530,955
First of Long Island Corp. (The)	53,907	1,641,468
First South Bancorp. Inc./Washington NC	24,107	446,703
First U.S. Bancshares Inc.	19,297	221,337
First United Corp.[a]	19,263	317,840
Flushing Financial Corp.	62,963	1,871,260
Franklin Financial Network Inc.[a,b]	27,745	989,109
German American Bancorp. Inc.	48,128	1,830,308
Great Southern Bancorp. Inc.	24,987	1,390,527

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
Green Bancorp. Inc.[a,b]	48,327	$1,142,934
Guaranty Bancorp.	54,014	1,501,589
Guaranty Bancshares Inc./TX	6,916	221,243
Hanmi Financial Corp.	70,551	2,183,553
HarborOne Bancorp Inc.[a,b]	31,810	598,346
Heritage Commerce Corp.	85,500	1,216,665
Heritage Financial Corp./WA	66,871	1,972,694
HomeTrust Bancshares Inc.[a,b]	39,892	1,023,230
Horizon Bancorp./IN	49,822	1,453,308
Howard Bancorp. Inc.[a]	25,190	526,471
Independent Bank Corp./MI	48,437	1,097,098
Investar Holding Corp.	23,577	568,206
Lakeland Bancorp. Inc.	101,152	2,063,501
LCNB Corp.	24,702	517,507
Live Oak Bancshares Inc.	52,450	1,229,952
Macatawa Bank Corp.	63,691	653,470
MainSource Financial Group Inc.	55,990	2,007,801
MBT Financial Corp.	46,841	512,909
Mercantile Bank Corp.	37,733	1,316,882
Midland States Bancorp. Inc.	36,389	1,152,804
MidSouth Bancorp. Inc.	35,075	422,654
MidWestOne Financial Group Inc.	27,186	917,799
National Bankshares Inc.	17,279	776,691
National Commerce Corp.[a,b]	28,177	1,205,976
Nicolet Bankshares Inc.[a]	21,740	1,250,702
Northeast Bancorp	4,831	126,331
Northrim BanCorp. Inc.	17,154	599,532
OFG Bancorp.	95,415	873,047
Old Line Bancshares Inc.	22,725	636,300
Old Second Bancorp. Inc.	67,735	911,036
Orrstown Financial Services Inc.	20,664	514,534
Pacific Continental Corp.	50,729	1,367,147
Pacific Mercantile Bancorp.[a,b]	42,610	389,882
Paragon Commercial Corp.[a]	5,604	316,402
Park Sterling Corp.	118,719	1,474,490
Parke Bancorp. Inc.	17,755	394,161
Peapack Gladstone Financial Corp.	39,092	1,318,964
Penns Woods Bancorp. Inc.	12,044	559,685
People’s Utah Bancorp.	33,734	1,094,668
Peoples Bancorp. Inc./OH	37,589	1,262,615
Peoples Financial Corp./MS	8,347	120,197
Peoples Financial Services Corp.	17,560	839,368
Porter Bancorp Inc.[a]	4,372	49,885
Preferred Bank/Los Angeles CA	29,750	1,795,412
Premier Financial Bancorp. Inc.	26,284	572,728
QCR Holdings Inc.	28,059	1,276,684
RBB Bancorp[a]	12,924	295,830
Republic Bancorp. Inc./KY Class A	23,472	912,826
Republic First Bancorp. Inc.[a,b]	110,374	1,020,959
Royal Bancshares of Pennsylvania Inc.[a]	50,925	227,126
Seacoast Banking Corp. of Florida[a,b]	95,958	2,292,437
Shore Bancshares Inc.	36,965	615,467
Sierra Bancorp.	29,354	796,961
SmartFinancial Inc.[a,b]	19,997	481,128
Southern First Bancshares Inc.[a]	17,792	646,739

Security	Shares	Value
Southern National Bancorp. of Virginia Inc.	52,413	$890,497
Southwest Bancorp. Inc.	41,920	1,154,896
Stock Yards Bancorp. Inc.	49,372	1,876,136
Summit Financial Group Inc.	28,152	722,380
Sun Bancorp. Inc./NJ	27,853	692,147
Sunshine Bancorp. Inc.[a]	21,518	500,078
Sussex Bancorp.[b]	15,906	376,972
TriCo Bancshares	46,626	1,900,009
TriState Capital Holdings Inc.[a,b]	51,681	1,183,495
Triumph Bancorp. Inc.[a]	40,608	1,309,608
Two River Bancorp.	20,695	410,175
United Security Bancshares/Fresno CA	36,796	349,562
Unity Bancorp. Inc.	23,252	460,390
Univest Corp. of Pennsylvania	58,952	1,886,464
Veritex Holdings Inc.[a,b]	38,900	1,048,744
Washington Trust Bancorp. Inc.	33,877	1,939,458
WashingtonFirst Bankshares Inc.	25,468	906,406
West Bancorp. Inc.	39,116	954,430
Xenith Bankshares Inc.[a]	13,178	428,285

		131,173,265
BEVERAGES — 0.41%
Castle Brands Inc.[a]	209,851	281,200
Craft Brew Alliance Inc.[a,b]	28,902	507,230
Long Island Iced Tea Corp.[a,b]	14,697	36,596
MGP Ingredients Inc.[b]	28,309	1,716,375
New Age Beverages Corp.[a]	59,168	201,763
Primo Water Corp.[a,b]	58,459	692,739
Reed’s Inc.[a,b]	24,290	53,438

		3,489,341
BIOTECHNOLOGY — 11.26%
Abeona Therapeutics Inc.[a,b]	53,038	904,298
Achaogen Inc.[a,b]	75,408	1,202,758
Achillion Pharmaceuticals Inc.[a,b]	253,397	1,137,753
Actinium Pharmaceuticals Inc.[a]	142,502	81,953
Adamas Pharmaceuticals Inc.[a,b]	32,052	678,541
ADMA Biologics Inc.[a,b]	14,139	43,548
Advaxis Inc.[a,b]	81,080	338,914
Adverum Biotechnologies Inc.[a]	70,556	257,529
Aeglea BioTherapeutics Inc.[a]	13,084	62,018
Aevi Genomic Medicine Inc.[a]	53,564	67,491
Agenus Inc.[a,b]	163,384	720,523
Aileron Therapeutics Inc.[a]	12,074	161,550
Akebia Therapeutics Inc.[a]	98,782	1,943,042
Albireo Pharma Inc.[a]	9,358	196,050
Aldeyra Therapeutics Inc.[a]	27,564	198,461
Alpine Immune Sciences Inc.[a]	8,462	98,159
Altimmune Inc.[b]	27,144	62,974
AnaptysBio Inc.[a,b]	26,385	922,156
Anavex Life Sciences Corp.[a,b]	85,410	353,597
Anthera Pharmaceuticals Inc.[a,b]	1	1
Applied Genetic Technologies Corp./DEa,b	32,823	129,651
Aptevo Therapeutics Inc.[a]	46,050	105,455
Ardelyx Inc.[a,b]	73,281	410,374
Arena Pharmaceuticals Inc.[a]	86,995	2,218,372
ArQule Inc.[a]	135,919	150,870

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
Arrowhead Pharmaceuticals Inc.[a]	144,282	$624,741
Asterias Biotherapeutics Inc.[a,b]	62,430	212,262
Atara Biotherapeutics Inc.[a]	56,162	929,481
Athersys Inc.[a]	228,810	471,349
aTyr Pharma Inc.[a]	35,288	178,204
Audentes Therapeutics Inc.[a,b]	33,702	943,993
AzurRx BioPharma Inc.[a,b]	12,635	50,414
Bellicum Pharmaceuticals Inc.[a,b]	58,621	677,073
Biocept Inc.[a,b]	51,971	63,924
BioCryst Pharmaceuticals Inc.[a,b]	177,258	928,832
Biohaven Pharmaceutical Holding Co. Ltd.[a,b]	23,063	862,095
BioSpecifics Technologies Corp.[a]	13,046	606,900
BioTime Inc.[a,b]	171,730	487,713
BrainStorm Cell Therapeutics Inc.[a,b]	39,713	163,618
Caladrius Biosciences Inc.[a]	16,019	57,348
Calithera Biosciences Inc.[a]	67,356	1,060,857
Calyxt Inc.[a,b]	17,898	438,322
Cancer Genetics Inc.[a,b]	33,385	90,140
Cara Therapeutics Inc.[a,b]	59,254	811,187
Cascadian Therapeutics Inc.[a]	75,371	308,267
CASI Pharmaceuticals Inc.[a]	76,234	134,934
Catabasis Pharmaceuticals Inc.[a,b]	28,351	60,104
Catalyst Pharmaceuticals Inc.[a]	161,604	407,242
Celldex Therapeutics Inc.[a,b]	264,506	756,487
Cellular Biomedicine Group Inc.[a]	24,371	259,551
ChemoCentryx Inc.[a,b]	54,700	405,874
Chiasma Inc.[a]	41,046	104,667
Chimerix Inc.[a,b]	103,772	544,803
Cidara Therapeutics Inc.[a]	31,237	253,020
Cleveland BioLabs Inc.[a,b]	9,976	34,317
Conatus Pharmaceuticals Inc.[a]	57,591	316,175
Concert Pharmaceuticals Inc.[a]	40,437	596,446
ContraFect Corp.[a,b]	142,004	157,624
Corbus Pharmaceuticals Holdings Inc.[a,b]	99,791	713,506
Corvus Pharmaceuticals Inc.[a]	18,884	301,011
CTI BioPharma Corp.[a]	68,086	217,194
Curis Inc.[a,b]	256,993	382,920
Cytokinetics Inc.[a,b]	90,925	1,318,412
CytomX Therapeutics Inc.[a,b]	63,879	1,160,681
Cytori Therapeutics Inc.[a,b]	67,134	24,605
Dicerna Pharmaceuticals Inc.[a,b]	33,832	194,534
Diffusion Pharmaceuticals Inc.[a,b]	14,360	23,838
Dimension Therapeutics Inc.[a]	27,287	163,722
Dynavax Technologies Corp.[a,b]	134,670	2,895,405
Edge Therapeutics Inc.[a,b]	45,352	486,627
Eiger BioPharmaceuticals Inc.[a,b]	10,438	114,818
Eleven Biotherapeutics Inc.[a,b]	34,503	54,515
Enanta Pharmaceuticals Inc.[a]	34,159	1,598,641
Esperion Therapeutics Inc.[a,b]	37,296	1,869,276
Fate Therapeutics Inc.[a,b]	85,339	337,942
Flexion Therapeutics Inc.[a,b]	60,896	1,472,465
Fortress Biotech Inc.[a]	75,340	333,003
G1 Therapeutics Inc.[a]	17,335	431,468
Galectin Therapeutics Inc.[a,b]	67,625	143,365
Gemphire Therapeutics Inc.[a,b]	15,019	141,779
Genocea Biosciences Inc.[a,b]	64,738	94,517

Security	Shares	Value
Geron Corp.[a,b]	328,717	$716,603
GlycoMimetics Inc.[a]	53,727	751,641
GTx Inc.[a]	22,379	183,955
Heron Therapeutics Inc.[a,b]	99,131	1,600,966
Histogenics Corp.[a]	25,413	50,318
Idera Pharmaceuticals Inc.[a,b]	237,394	529,389
Ignyta Inc.[a,b]	110,825	1,368,689
Immune Design Corp.[a,b]	37,396	387,049
ImmunoGen Inc.[a]	183,357	1,402,681
Immunomedics Inc.[a,b]	226,156	3,161,661
Infinity Pharmaceuticals Inc.[a,b]	93,199	123,955
Inotek Pharmaceuticals Corp.[a,b]	64,096	114,091
Inovio Pharmaceuticals Inc.[a,b]	177,039	1,122,427
Intellia Therapeutics Inc.[a,b]	30,569	759,640
Invitae Corp.[a,b]	88,123	825,713
Iovance Biotherapeutics Inc.[a,b]	115,497	895,102
Jounce Therapeutics Inc.[a,b]	31,707	493,995
Kadmon Holdings Inc.[a,b]	69,411	232,527
Karyopharm Therapeutics Inc.[a]	74,236	815,111
Kindred Biosciences Inc.[a]	56,667	444,836
Kura Oncology Inc.[a]	41,291	617,300
La Jolla Pharmaceutical Co.[a,b]	38,601	1,342,543
Leap Therapeutics Inc.[a,b]	9,544	55,355
MacroGenics Inc.[a,b]	73,638	1,360,830
Madrigal Pharmaceuticals Inc.[a]	9,188	413,276
MannKind Corp.[a,b]	160,379	348,022
Matinas BioPharma Holdings Inc.[a]	120,728	159,361
MediciNova Inc.[a,b]	80,460	512,530
MEI Pharma Inc.[a]	80,397	215,464
Merrimack Pharmaceuticals Inc.[b]	27,817	404,459
Mersana Therapeutics Inc.[a]	11,406	197,210
Minerva Neurosciences Inc.[a]	62,686	476,414
Miragen Therapeutics Inc.[a,b]	28,580	261,507
Mirati Therapeutics Inc.[a]	43,563	509,687
NanoViricides Inc.[a,b]	108,328	123,494
NantKwest Inc.[a,b]	66,000	361,680
Natera Inc.[a,b]	68,964	888,946
Neuralstem Inc.[a,b]	25,228	33,301
Neurotrope Inc.[a,b]	16,379	84,516
NewLink Genetics Corp.[a,b]	47,983	488,467
Novavax Inc.[a]	616,964	703,339
Novelion Therapeutics Inc.[a]	35,681	250,837
Nymox Pharmaceutical Corp.[a,b]	74,054	282,886
Oncobiologics Inc.[a,b]	28,085	38,476
Oncocyte Corp.[a,b]	10,088	76,164
OncoMed Pharmaceuticals Inc.[a]	44,027	199,002
Ophthotech Corp.[a]	73,130	206,227
Organovo Holdings Inc.[a,b]	219,416	487,104
Otonomy Inc.[a,b]	62,722	203,847
OvaScience Inc.[a]	71,501	101,531
Ovid therapeutics Inc.[a]	11,435	97,998
PDL BioPharma Inc.[a]	345,866	1,172,486
Pfenex Inc.[a]	47,848	144,501
Pieris Pharmaceuticals Inc.[a,b]	80,138	461,595
Progenics Pharmaceuticals Inc.[a,b]	154,242	1,135,221
Protagonist Therapeutics Inc.[a]	20,965	370,452

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
Proteostasis Therapeutics Inc.[a,b]	34,381	$72,200
PTC Therapeutics Inc.[a,b]	88,038	1,761,640
Ra Pharmaceuticals Inc.[a]	26,192	382,403
Recro Pharma Inc.[a]	31,831	285,842
REGENXBIO Inc.[a]	60,442	1,991,564
Regulus Therapeutics Inc.[a,b]	179,507	224,384
Rexahn Pharmaceuticals Inc.[a]	62,893	152,201
Rigel Pharmaceuticals Inc.[a,b]	272,539	692,249
Sangamo Therapeutics Inc.[a,b]	183,509	2,752,635
Savara Inc.[a,b]	33,921	317,161
Selecta Biosciences Inc.[a,b]	32,224	588,088
Seres Therapeutics Inc.[a]	44,732	717,501
Sophiris Bio Inc.[a,b]	70,910	151,747
Sorrento Therapeutics Inc.[a,b]	145,140	246,738
Spectrum Pharmaceuticals Inc.[a,b]	172,318	2,424,514
Spring Bank Pharmaceuticals Inc.[a]	26,786	451,076
Stemline Therapeutics Inc.[a,b]	51,308	569,519
Strongbridge Biopharma PLC[a,b]	48,851	337,072
Sunesis Pharmaceuticals Inc.[a]	43,461	84,314
Syndax Pharmaceuticals Inc.[a,b]	23,518	275,161
Synergy Pharmaceuticals Inc.[a,b]	493,258	1,430,448
Synlogic Inc.[a]	3,039	57,787
Syros Pharmaceuticals Inc.[a]	28,310	416,723
T2 Biosystems Inc.[a]	43,300	181,860
TapImmune Inc.[a,b]	12,909	38,727
TG Therapeutics Inc.[a,b]	106,211	1,258,600
Tocagen Inc.[a]	18,882	235,270
Tonix Pharmaceuticals Holding Corp.[a,b]	14,588	66,521
Tracon Pharmaceuticals Inc.[a,b]	26,216	82,580
Trevena Inc.[a,b]	121,714	310,371
uniQure NVa	39,543	379,613
Vanda Pharmaceuticals Inc.[a]	96,419	1,725,900
VBI Vaccines Inc.[a,b]	50,130	193,001
Veracyte Inc.[a]	53,767	471,537
Verastem Inc.[a]	75,263	353,736
Vericel Corp.[a]	73,352	440,112
Versartis Inc.[a,b]	71,473	175,109
Vital Therapies Inc.[a,b]	64,433	325,387
Voyager Therapeutics Inc.[a]	32,266	664,357
vTv Therapeutics Inc. Class Aa,b	19,001	113,626
XBiotech Inc.[a,b]	42,839	187,206
XOMA Corp.[a]	13,063	256,688
Zafgen Inc.[a]	49,134	172,952

		95,700,743
BUILDING PRODUCTS — 0.80%
Alpha Pro Tech Ltd.[a]	31,659	121,887
Armstrong Flooring Inc.[a]	50,544	796,068
CSW Industrials Inc.[a]	31,994	1,418,934
Insteel Industries Inc.[b]	39,278	1,025,549
PGT Innovations Inc.[a]	106,285	1,588,961
Quanex Building Products Corp.	74,951	1,720,125
Tecogen Inc.[a,b]	35,853	114,371

		6,785,895
CAPITAL MARKETS — 1.42%
Arlington Asset Investment Corp. Class Ab	48,519	617,647

Security	Shares	Value
B. Riley Financial Inc.	46,951	$800,515
Cowen Inc. Class Aa,b	56,444	1,004,703
Diamond Hill Investment Group Inc.	6,471	1,374,117
Fifth Street Asset Management Inc.	20,530	80,067
GAIN Capital Holdings Inc.	79,332	506,931
Great Elm Capital Group Inc.[a]	38,489	136,636
Hennessy Advisors Inc.	11,977	184,925
INTL. FCStone Inc.[a]	32,929	1,261,839
Ladenburg Thalmann Financial Services Inc.	225,595	649,714
Manning & Napier Inc.	34,418	135,951
Medley Management Inc.	18,228	112,102
National Holdings Corp.[a]	15,078	39,052
Oppenheimer Holdings Inc. Class A	23,203	402,572
PJT Partners Inc. Class A	39,958	1,530,791
Pzena Investment Management Inc. Class A	39,756	432,943
Safeguard Scientifics Inc.[a,b]	46,332	618,532
Siebert Financial Corp.[b]	7,449	28,679
Silvercrest Asset Management Group Inc.	20,155	293,255
Westwood Holdings Group Inc.	18,023	1,212,407
Wins Finance Holdings Inc.[a,b]	3,081	647,010
ZAIS Group Holdings Inc.[a,b]	7,512	27,419

		12,097,807
CHEMICALS — 1.68%
Advanced Emissions Solutions Inc.	47,675	522,995
AgroFresh Solutions Inc.[a]	48,460	340,674
American Vanguard Corp.	63,546	1,455,203
Codexis Inc.[a,b]	96,144	639,358
Core Molding Technologies Inc.	17,531	384,630
Flotek Industries Inc.[a,b]	118,050	548,933
FutureFuel Corp.	54,102	851,566
Hawkins Inc.	21,204	865,123
Intrepid Potash Inc.[a,b]	206,322	899,564
KMG Chemicals Inc.	20,306	1,114,393
Koppers Holdings Inc.[a]	45,661	2,107,255
LSB Industries Inc.[a,b]	46,777	371,409
Marrone Bio Innovations Inc.[a,b]	63,005	72,456
Northern Technologies International Corp.[a]	8,656	142,824
OMNOVA Solutions Inc.[a]	93,602	1,024,942
Rayonier Advanced Materials Inc.	94,880	1,299,856
Trecora Resources[a,b]	44,921	597,449
Tredegar Corp.	57,176	1,029,168

		14,267,798
COMMERCIAL SERVICES & SUPPLIES — 1.74%
AMREP Corp.[a]	3,769	26,345
Aqua Metals Inc.[a,b]	36,757	251,785
ARC Document Solutions Inc.[a]	89,444	365,826
Casella Waste Systems Inc. Class Aa	86,289	1,622,233
CECO Environmental Corp.	64,251	543,564
Cemtrex Inc.[b]	19,381	57,949
Cenveo Inc.[a]	17,508	61,453
Ecology and Environment Inc. Class A	7,942	94,510
Ennis Inc.	55,312	1,086,881
Heritage-Crystal Clean Inc.[a,b]	30,536	664,158
Hudson Technologies Inc.[a,b]	80,015	624,917
InnerWorkings Inc.[a,b]	98,402	1,107,023

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
Intersections Inc.[a]	18,379	$61,937
Kimball International Inc. Class B	80,394	1,589,389
NL Industries Inc.[a,b]	16,411	150,161
Odyssey Marine Exploration Inc.[a,b]	17,046	73,298
Performant Financial Corp.[a]	75,907	138,151
Perma-Fix Environmental Services[a]	24,827	94,343
Quest Resource Holding Corp.[a,b]	12,656	14,301
SP Plus Corp.[a]	38,509	1,521,106
Team Inc.[a,b]	64,767	864,639
Viad Corp.	44,596	2,715,896
VSE Corp.	18,932	1,076,474

		14,806,339
COMMUNICATIONS EQUIPMENT — 1.07%
Aerohive Networks Inc.[a,b]	69,438	284,001
Aviat Networks Inc.[a]	11,288	192,573
Black Box Corp.	29,125	94,656
CalAmp Corp.[a]	75,633	1,758,467
Calix Inc.[a]	93,220	470,761
Clearfield Inc.[a,b]	26,569	361,338
ClearOne Inc.[b]	15,207	113,292
Communications Systems Inc.	18,318	76,569
Comtech Telecommunications Corp.	50,182	1,030,237
DASAN Zhone Solutions Inc.[a]	11,968	81,741
Digi International Inc.[a]	58,504	620,142
EMCORE Corp.[a]	59,773	490,139
Harmonic Inc.[a,b]	175,654	535,745
Inseego Corp.[a,b]	88,801	134,090
KVH Industries Inc.[a]	36,043	430,714
Lantronix Inc.[a]	21,940	53,314
Network-1 Technologies Inc.	30,023	115,589
ParkerVision Inc.[a,b]	37,588	59,389
PC-Tel Inc.	40,014	252,088
Quantenna Communications Inc.[a,b]	46,957	789,347
RELM Wireless Corp.	20,021	72,076
Resonant Inc.[a,b]	24,519	108,619
Sonus Networks Inc.[a]	104,904	802,516
TESSCO Technologies Inc.	15,481	192,739

		9,120,142
CONSTRUCTION & ENGINEERING — 0.76%
Ameresco Inc. Class Aa,b	43,468	339,050
Goldfield Corp. (The)[a]	50,776	319,889
Great Lakes Dredge & Dock Corp.[a,b]	126,839	615,169
HC2 Holdings Inc.[a,b]	91,519	483,220
IES Holdings Inc.[a,b]	20,072	347,246
Layne Christensen Co.[a,b]	40,145	503,820
Limbach Holdings Inc.[a]	9,267	122,695
MYR Group Inc.[a]	34,989	1,019,580
Northwest Pipe Co.[a,b]	21,646	411,707
NV5 Global Inc.[a,b]	17,965	981,787
Orion Group Holdings Inc.[a]	62,147	407,684
Sterling Construction Co. Inc.[a,b]	57,296	872,618

		6,424,465

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.05%
U.S. Lime & Minerals Inc.	4,674	$392,616

		392,616
CONSUMER FINANCE — 0.51%
Asta Funding Inc.[a]	9,628	72,691
Consumer Portfolio Services Inc.[a]	42,453	193,586
Elevate Credit Inc.[a]	33,030	201,813
Enova International Inc.[a,b]	72,295	972,368
EZCORP Inc. Class Aa,b	108,380	1,029,610
Nicholas Financial Inc.[a]	20,953	181,663
Regional Management Corp.[a,b]	23,500	568,935
World Acceptance Corp.[a]	13,009	1,078,316

		4,298,982
CONTAINERS & PACKAGING — 0.18%
Myers Industries Inc.	49,996	1,047,416
UFP Technologies Inc.[a,b]	16,197	455,136

		1,502,552
DISTRIBUTORS — 0.06%
Educational Development Corp.[b]	8,895	85,392
Weyco Group Inc.	14,424	409,353

		494,745
DIVERSIFIED CONSUMER SERVICES — 0.89%
American Public Education Inc.[a]	34,955	735,803
Ascent Capital Group Inc. Class Aa	24,750	322,740
Bridgepoint Education Inc.[a]	40,310	386,976
Cambium Learning Group Inc.[a]	34,426	228,244
Career Education Corp.[a]	149,695	1,555,331
Carriage Services Inc.	33,657	861,619
Collectors Universe Inc.	17,837	427,553
K12 Inc.[a]	75,380	1,344,779
Liberty Tax Inc.	17,420	250,848
Lincoln Educational Services Corp.[a]	51,470	128,675
National American University Holdings Inc.	29,810	63,793
Regis Corp.[a,b]	78,647	1,122,293
Universal Technical Institute Inc.[a]	37,121	128,810

		7,557,464
DIVERSIFIED FINANCIAL SERVICES — 0.29%
A-Mark Precious Metals Inc.	12,059	199,094
Marlin Business Services Corp.	20,338	584,717
NewStar Financial Inc.	68,428	803,345
On Deck Capital Inc.[a,b]	108,806	508,124
Tiptree Inc.	58,840	367,750

		2,463,030
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.62%
Alaska Communications Systems Group Inc.[a]	108,700	246,749
Fusion Telecommunications International Inc.[a]	31,833	86,586
Hawaiian Telcom Holdco Inc.[a]	13,339	397,769
IDT Corp. Class B	38,334	539,743
Intelsat SAa	75,983	357,120
Lumos Networks Corp.[a]	49,364	884,603
magicJack VocalTec Ltd.[a,b]	29,138	208,336
Ooma Inc.[a]	39,002	411,471
ORBCOMM Inc.[a,b]	147,542	1,544,765
pdvWireless Inc.[a,b]	21,073	627,975

		5,305,117

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
ELECTRIC UTILITIES — 0.07%
Genie Energy Ltd. Class B	34,005	$222,733
Spark Energy Inc. Class Ab	27,469	412,035

		634,768
ELECTRICAL EQUIPMENT — 0.92%
Allied Motion Technologies Inc.[b]	15,052	381,418
American Superconductor Corp.[a]	31,868	144,681
Babcock & Wilcox Enterprises Inc.[a,b]	106,568	354,871
Broadwind Energy Inc.[a]	35,236	114,165
Energous Corp.[a,b]	40,845	517,098
Energy Focus Inc.[a]	26,301	71,802
Enphase Energy Inc.[a,b]	154,388	234,670
FuelCell Energy Inc.[a,b]	109,538	191,691
Ideal Power Inc.[a,b]	26,447	68,498
LSI Industries Inc.	53,457	353,351
Orion Energy Systems Inc.[a]	57,577	64,486
Plug Power Inc.[a,b]	491,422	1,282,611
Polar Power Inc.[a,b]	8,896	42,256
Powell Industries Inc.	18,922	567,471
Preformed Line Products Co.	6,038	406,357
Revolution Lighting Technologies Inc.[a,b]	28,479	185,113
Sunrun Inc.[a,b]	185,365	1,028,776
Sunworks Inc.[a]	47,644	74,801
TPI Composites Inc.[a]	23,691	529,257
Ultralife Corp.[a]	27,155	183,296
Vicor Corp.[a]	36,053	850,851
Vivint Solar Inc.[a]	58,539	199,032

		7,846,552
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.35%
Airgain Inc.[a,b]	16,286	148,040
Akoustis Technologies Inc.[a,b]	23,068	150,403
Applied DNA Sciences Inc.[a]	51,326	147,306
Bel Fuse Inc. Class B	21,786	679,723
ClearSign Combustion Corp.[a]	36,509	129,607
Control4 Corp.[a,b]	53,784	1,584,477
CTS Corp.	70,064	1,688,542
CUI Global Inc.[a,b]	44,585	164,519
Daktronics Inc.	77,848	822,853
Data I/O Corp.[a]	20,572	204,897
Electro Scientific Industries Inc.[a]	70,472	980,970
eMagin Corp.[a,b]	43,339	97,513
FARO Technologies Inc.[a]	36,679	1,402,972
Frequency Electronics Inc.[a]	14,928	140,174
ID Systems Inc.[a]	27,102	203,536
Identiv Inc.[a]	24,071	111,689
IEC Electronics Corp.[a,b]	26,371	130,009
Intellicheck Inc.[a,b]	22,549	64,941
Interlink Electronics Inc.[a]	2,430	16,038
IntriCon Corp.[a]	16,768	202,893
Iteris Inc.[a,b]	56,925	378,551
KEMET Corp.[a]	103,703	2,191,244
Key Tronic Corp.[a]	28,048	202,226
Kimball Electronics Inc.[a,b]	58,765	1,272,262
LightPath Technologies Inc. Class Aa	59,728	152,904

Security	Shares	Value
LRAD Corp.[a]	79,786	$169,944
Luna Innovations Inc.[a]	66,508	112,399
Maxwell Technologies Inc.[a,b]	82,227	421,825
Mesa Laboratories Inc.	7,340	1,096,009
MicroVision Inc.[a,b]	171,751	477,468
Napco Security Technologies Inc.[a,b]	28,329	274,791
Neonode Inc.[a,b]	90,527	115,875
Netlist Inc.[a,b]	137,539	101,091
PAR Technology Corp.[a]	27,271	284,709
Park Electrochemical Corp.	42,572	787,582
PC Connection Inc.	25,139	708,668
PCM Inc.[a,b]	22,688	317,632
Perceptron Inc.[a]	21,561	170,116
Radisys Corp.[a,b]	84,338	115,543
Research Frontiers Inc.[a]	43,909	52,252
Richardson Electronics Ltd./U.S.	32,892	196,365
Systemax Inc.	25,190	665,772
Vishay Precision Group Inc.[a]	22,502	549,049
Wireless Telecom Group Inc.[a]	45,866	76,596

		19,961,975
ENERGY EQUIPMENT & SERVICES — 1.78%
Aspen Aerogels Inc.[a]	38,660	168,171
Basic Energy Services Inc.[a]	37,581	725,313
Bristow Group Inc.[b]	69,038	645,505
CARBO Ceramics Inc.[a,b]	48,439	418,029
Dawson Geophysical Co.[a,b]	44,813	203,003
ENGlobal Corp.[a,b]	35,964	45,674
Era Group Inc.[a]	43,172	483,095
Geospace Technologies Corp.[a,b]	28,890	514,820
Gulf Island Fabrication Inc.	32,208	409,042
Hornbeck Offshore Services Inc.[a,b]	72,212	291,737
Independence Contract Drilling Inc.[a,b]	78,054	296,605
ION Geophysical Corp.[a,b]	17,506	166,482
Key Energy Services Inc.[a,b]	22,322	293,981
Mammoth Energy Services Inc.[a,b]	16,546	278,966
Matrix Service Co.[a,b]	57,599	875,505
Mitcham Industries Inc.[a]	25,831	90,150
Natural Gas Services Group Inc.[a]	27,750	788,100
Newpark Resources Inc.[a]	186,313	1,863,130
Nordic American Offshore Ltd.[b]	89,208	125,783
Parker Drilling Co.[a,b]	295,794	325,373
PHI Inc. NVS[a]	26,515	311,816
Pioneer Energy Services Corp.[a,b]	164,545	419,590
Profire Energy Inc.[a,b]	61,853	123,087
Ranger Energy Services Inc.[a]	13,743	202,022
RigNet Inc.[a,b]	29,601	509,137
SAExploration Holdings Inc.[a,b]	9,820	24,648
SEACOR Holdings Inc.[a,b]	35,761	1,648,940
SEACOR Marine Holdings Inc.[a,b]	36,461	570,250
Smart Sand Inc.[a]	48,039	325,704
Solaris Oilfield Infrastructure Inc. Class Aa	23,377	407,461
Tesco Corp.[a]	102,756	560,020
TETRA Technologies Inc.[a]	250,464	716,327
Willbros Group Inc.[a]	99,216	319,476

		15,146,942

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.38%
Armada Hoffler Properties Inc.[b]	97,286	$1,343,520
Ashford Hospitality Prime Inc.	57,153	542,954
Ashford Hospitality Trust Inc.[b]	169,582	1,131,112
Bluerock Residential Growth REIT Inc.	51,134	565,542
BRT Apartments Corp.[b]	25,474	273,081
CatchMark Timber Trust Inc. Class A	86,485	1,090,576
Cedar Realty Trust Inc.[b]	181,715	1,021,238
City Office REIT Inc.[b]	73,215	1,008,171
Clipper Realty Inc.[b]	34,955	374,368
Community Healthcare Trust Inc.[b]	39,719	1,070,824
Condor Hospitality Trust Inc.	8,481	88,626
CorEnergy Infrastructure Trust Inc.[b]	25,870	914,505
Farmland Partners Inc.[b]	72,907	659,079
First Potomac Realty Trust	128,839	1,435,266
Getty Realty Corp.	68,255	1,952,776
Gladstone Commercial Corp.[b]	60,878	1,355,753
Gladstone Land Corp.[b]	23,986	326,689
Global Medical REIT Inc.[b]	39,569	355,330
Global Self Storage Inc.	29,357	139,739
Independence Realty Trust Inc.[b]	153,638	1,562,499
Innovative Industrial Properties Inc.[b]	10,644	199,043
Jernigan Capital Inc.[b]	30,660	630,063
MedEquities Realty Trust Inc.[b]	65,227	766,417
NexPoint Residential Trust Inc.	39,019	925,921
One Liberty Properties Inc.	31,755	773,552
Plymouth Industrial REIT Inc.[b]	9,133	166,312
Preferred Apartment Communities Inc. Class Ab	73,314	1,384,168
RAIT Financial Trust[b]	180,465	131,739
Safety Income and Growth Inc.	24,030	447,919
Sotherly Hotels Inc.[b]	40,281	237,255
UMH Properties Inc.[b]	67,903	1,055,892
Universal Health Realty Income Trust[b]	27,969	2,111,380
Urstadt Biddle Properties Inc. Class A	65,153	1,413,820
Wheeler Real Estate Investment Trust Inc.	21,066	243,312
Whitestone REIT[b]	77,946	1,017,195

		28,715,636
FOOD & STAPLES RETAILING — 0.16%
Chefs’ Warehouse Inc. (The)[a,b]	43,665	842,735
Natural Grocers by Vitamin Cottage Inc.[a,b]	19,883	110,947
Village Super Market Inc. Class A	17,800	440,372

		1,394,054
FOOD PRODUCTS — 0.76%
Alico Inc.	7,895	269,614
Farmer Bros. Co.[a,b]	19,573	642,973
Freshpet Inc.[a]	54,940	859,811
Inventure Foods Inc.[a]	41,782	195,958
John B Sanfilippo & Son Inc.	19,165	1,289,996
Landec Corp.[a,b]	60,795	787,295
Lifeway Foods Inc.[a,b]	13,603	121,067
Limoneira Co.	27,573	638,866
Omega Protein Corp.	48,478	807,159

Security	Shares	Value
Rocky Mountain Chocolate Factory Inc.	16,026	$189,267
S&W Seed Co.[a,b]	35,044	110,389
Seneca Foods Corp. Class Aa,b	16,282	561,729

		6,474,124
HEALTH CARE EQUIPMENT & SUPPLIES — 4.37%
Accuray Inc.[a,b]	179,941	719,764
American Medical Alert Corp. Escrow[a,b,c]	12,839	—
AngioDynamics Inc.[a]	80,082	1,368,601
Anika Therapeutics Inc.[a,b]	31,481	1,825,898
Antares Pharma Inc.[a]	317,889	1,029,960
Apollo Endosurgery Inc.[a,b]	14,545	68,071
AtriCure Inc.[a,b]	70,912	1,586,301
AxoGen Inc.[a,b]	60,989	1,180,137
Bellerophon Therapeutics Inc.[a,b]	57,693	81,924
Biolase Inc.[a]	79,441	47,887
Bovie Medical Corp.[a]	67,973	229,749
Cerus Corp.[a,b]	225,435	615,438
Cesca Therapeutics Inc.[a,b]	8,656	30,815
Chembio Diagnostics Inc.[a]	27,629	171,300
Cogentix Medical Inc.[a]	49,508	126,740
ConforMIS Inc.[a,b]	86,928	305,987
Corindus Vascular Robotics Inc.[a,b]	218,682	332,397
CryoLife Inc.[a]	70,425	1,598,647
CryoPort Inc.[a]	50,847	500,843
Cutera Inc.[a]	29,397	1,215,566
CytoSorbents Corp.[a,b]	64,036	397,023
Ekso Bionics Holdings Inc.[a,b]	51,853	62,742
Electromed Inc.[a]	17,207	125,783
Entellus Medical Inc.[a]	27,657	510,548
EnteroMedics Inc.[a,b]	16,277	28,810
Exactech Inc.[a]	23,727	781,805
FONAR Corp.[a,b]	14,153	431,667
GenMark Diagnostics Inc.[a,b]	112,465	1,083,038
Heska Corp.[a]	14,012	1,234,317
Invacare Corp.[b]	69,089	1,088,152
InVivo Therapeutics Holdings Corp.[a,b]	67,704	99,863
Invuity Inc.[a]	35,350	314,615
iRadimed Corp.[a,b]	9,991	95,914
iRhythm Technologies Inc.[a,b]	30,315	1,572,742
IRIDEX Corp.[a,b]	21,692	203,254
Lantheus Holdings Inc.[a]	67,177	1,195,751
LeMaitre Vascular Inc.	33,230	1,243,467
Milestone Scientific Inc.[a]	46,201	57,751
Misonix Inc.[a]	13,413	134,130
Nuvectra Corp.[a]	24,451	324,220
Obalon Therapeutics Inc.[a,b]	21,641	206,239
OraSure Technologies Inc.[a,b]	125,218	2,817,405
Orthofix International NVa,b	38,097	1,800,083
Oxford Immunotec Global PLC[a,b]	50,543	849,122
Pulse Biosciences Inc.[a,b]	21,717	404,153
Quotient Ltd.[a]	60,145	296,515
Retractable Technologies Inc.[a]	37,625	25,077
Rockwell Medical Inc.[a,b]	105,994	907,309
RTI Surgical Inc.[a,b]	122,910	559,241
SeaSpine Holdings Corp.[a]	21,691	243,373

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
Second Sight Medical Products Inc.[a,b]	44,783	$53,740
Senseonics Holdings Inc.[a,b]	135,635	432,676
Sientra Inc.[a,b]	32,626	502,440
STAAR Surgical Co.[a,b]	90,719	1,129,452
Surmodics Inc.[a,b]	29,119	902,689
Tactile Systems Technology Inc.[a]	20,693	640,448
Utah Medical Products Inc.	7,755	570,380
Valeritas Holdings Inc.[a]	5,837	18,387
Vermillion Inc.[a,b]	58,328	104,990
ViewRay Inc.[a,b]	68,216	392,924
Viveve Medical Inc.[a,b]	34,727	181,969
Zosano Pharma Corp.[a,b]	81,974	67,465

		37,127,694
HEALTH CARE PROVIDERS & SERVICES — 2.43%
AAC Holdings Inc.[a]	25,903	257,217
Aceto Corp.	63,137	709,028
Addus HomeCare Corp.[a,b]	17,040	601,512
Almost Family Inc.[a,b]	28,170	1,512,729
American Renal Associates Holdings Inc.[a]	20,611	308,547
BioScrip Inc.[a,b]	254,188	699,017
BioTelemetry Inc.[a]	62,168	2,051,544
Capital Senior Living Corp.[a,b]	54,610	685,355
Catasys Inc.[a,b]	5,383	26,108
Civitas Solutions Inc.[a,b]	35,557	656,027
Cross Country Healthcare Inc.[a,b]	78,686	1,119,702
CynergisTek Inc./DEa	19,009	69,383
Digirad Corp.	41,695	143,848
Five Star Senior Living Inc.[a]	62,993	97,639
Fulgent Genetics Inc.[a,b]	14,361	67,928
Genesis Healthcare Inc.[a,b]	80,257	93,098
InfuSystems Holdings Inc.[a]	44,488	91,200
Joint Corp. (The)[a,b]	25,073	119,347
Landauer Inc.	19,893	1,338,799
National Research Corp. Class A	21,010	792,077
Nobilis Health Corp.[a,b]	121,683	182,524
PetIQ Inc.[a]	16,115	436,394
PharMerica Corp.[a]	65,675	1,924,277
Providence Service Corp. (The)[a]	25,337	1,370,225
Psychemedics Corp.	12,259	225,933
Quorum Health Corp.[a,b]	62,155	321,963
R1 RCM Inc.[a,b]	224,815	834,064
RadNet Inc.[a]	81,373	939,858
Sharps Compliance Corp.[a]	31,664	151,354
Triple-S Management Corp. Class Ba	50,817	1,203,347
U.S. Physical Therapy Inc.	26,380	1,621,051

		20,651,095
HEALTH CARE TECHNOLOGY — 0.69%
Castlight Health Inc.[a,b]	140,289	603,243
Computer Programs & Systems Inc.[b]	24,691	729,619
HealthStream Inc.[a,b]	57,056	1,333,399
HTG Molecular Diagnostics Inc.[a,b]	6,907	11,742
Icad Inc.[a]	31,055	137,263
NantHealth Inc.[a,b]	34,995	144,180
Simulations Plus Inc.	26,564	411,742
Tabula Rasa HealthCare Inc.[a]	20,672	552,769

Security	Shares	Value
Vocera Communications Inc.[a,b]	61,682	$1,934,964

		5,858,921
HOTELS, RESTAURANTS & LEISURE — 2.13%
Ark Restaurants Corp.	4,604	109,805
Bagger Dave’s Burger Tavern Inc.[a]	34,103	5,150
Biglari Holdings Inc.[a,b]	2,184	727,905
Bravo Brio Restaurant Group Inc.[a]	24,812	56,447
Carrols Restaurant Group Inc.[a,b]	76,261	831,245
Century Casinos Inc.[a,b]	51,910	426,181
Chuy’s Holdings Inc.[a,b]	36,102	759,947
Del Frisco’s Restaurant Group Inc.[a,b]	46,593	677,928
Del Taco Restaurants Inc.[a,b]	72,997	1,119,774
Denny’s Corp.[a,b]	143,841	1,790,820
Diversified Restaurant Holdings Inc.[a]	30,073	62,552
Dover Downs Gaming & Entertainment Inc.[a]	55,155	56,810
Dover Motorsports Inc.[b]	34,778	71,295
Drive Shack Inc.	138,293	499,238
El Pollo Loco Holdings Inc.[a]	45,421	551,865
Empire Resorts Inc.[a,b]	7,900	176,565
Fogo De Chao Inc.[a,b]	20,619	255,676
Full House Resorts Inc.[a]	50,332	140,426
Golden Entertainment Inc.[a]	23,765	579,391
Good Times Restaurants Inc.[a]	30,119	81,321
Habit Restaurants Inc. (The)[a,b]	45,234	590,304
Inspired Entertainment Inc.[a,b]	9,361	124,033
J Alexander’s Holdings Inc.[a,b]	31,983	371,003
Jamba Inc.[a,b]	30,794	266,060
Kona Grill Inc.[a,b]	16,463	62,559
Lindblad Expeditions Holdings Inc.[a,b]	45,532	487,192
Luby’s Inc.[a]	47,404	125,621
Marcus Corp. (The)	41,929	1,161,433
Monarch Casino & Resort Inc.[a,b]	23,939	946,309
Nathan’s Famous Inc.[a,b]	6,835	505,448
Nevada Gold & Casinos Inc.[a]	51,582	120,702
Noodles & Co.[a,b]	28,383	124,885
ONE Group Hospitality Inc. (The)[a,b]	20,776	34,904
Papa Murphy’s Holdings Inc.[a,b]	26,684	158,770
Peak Resorts Inc.	31,278	136,059
Potbelly Corp.[a,b]	51,014	632,574
RCI Hospitality Holdings Inc.	20,888	516,978
Red Lion Hotels Corp.[a,b]	41,128	355,757
Ruby Tuesday Inc.[a,b]	135,818	290,651
Ruth’s Hospitality Group Inc.	64,814	1,357,853
Town Sports International Holdings Inc.[a]	29,250	204,750
YogaWorks Inc.[a,b]	15,418	42,708
Zoe’s Kitchen Inc.[a,b]	40,960	517,325

		18,114,219
HOUSEHOLD DURABLES — 1.77%
AV Homes Inc.[a]	28,664	491,588
Bassett Furniture Industries Inc.	22,952	865,290
Beazer Homes USA Inc.[a,b]	67,951	1,273,402
Century Communities Inc.[a,b]	42,315	1,045,180
CSS Industries Inc.	20,845	600,753

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
Dixie Group Inc. (The)[a]	34,290	$137,160
Emerson Radio Corp.[a]	22,404	30,021
Flexsteel Industries Inc.	17,062	865,043
Green Brick Partners Inc.[a,b]	48,788	483,001
Hooker Furniture Corp.	25,687	1,226,554
Hovnanian Enterprises Inc. Class Aa,b	265,641	512,687
LGI Homes Inc.[a,b]	37,991	1,845,223
Libbey Inc.	48,410	448,277
Lifetime Brands Inc.	22,575	413,122
M/I Homes Inc.[a]	53,035	1,417,626
NACCO Industries Inc. Class A	9,129	783,268
New Home Co. Inc. (The)[a,b]	30,741	343,070
Nova Lifestyle Inc.[a,b]	39,989	66,382
PICO Holdings Inc.[a]	50,214	838,574
Skyline Corp.[a]	16,216	196,051
Vuzix Corp.[a,b]	39,906	217,488
ZAGG Inc.[a]	59,628	939,141

		15,038,901
HOUSEHOLD PRODUCTS — 0.10%
Ocean Bio-Chem Inc.	11,575	58,454
Oil-Dri Corp. of America	11,552	565,239
Orchids Paper Products Co.[b]	19,221	270,632

		894,325
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.20%
Atlantic Power Corp.[a]	249,423	611,086
TerraForm Global Inc. Class Aa	193,921	921,125
U.S. Geothermal Inc.[a,b]	35,571	141,928

		1,674,139
INSURANCE — 1.83%
1347 Property Insurance Holdings Inc.[a]	14,599	112,412
Atlas Financial Holdings Inc.[a]	25,326	478,661
Baldwin & Lyons Inc. Class B	21,623	487,599
Blue Capital Reinsurance Holdings Ltd.	19,239	316,482
Citizens Inc./TXa,b	101,410	745,363
Conifer Holdings Inc.[a]	11,986	71,916
Crawford & Co. Class B	27,097	324,080
Donegal Group Inc. Class A	20,636	332,859
eHealth Inc.[a]	34,341	820,406
EMC Insurance Group Inc.	19,143	538,875
Federated National Holding Co.	27,307	426,262
First Acceptance Corp.[a]	37,127	39,726
Hallmark Financial Services Inc.[a,b]	32,120	372,913
HCI Group Inc.	17,561	671,708
Health Insurance Innovations Inc.[a,b]	26,469	383,801
Heritage Insurance Holdings Inc.[b]	57,194	755,533
Independence Holding Co.	15,326	386,982
Investors Title Co.	3,393	607,585
Kingstone Companies Inc.	22,395	365,039
Kinsale Capital Group Inc.[b]	31,771	1,371,554
NI Holdings Inc.[a]	24,030	430,137
Patriot National Inc.[a,b]	24,568	33,167
State National Companies Inc.	65,247	1,369,535
Trupanion Inc.[a,b]	50,340	1,329,479
United Insurance Holdings Corp.	45,430	740,509

Security	Shares	Value
Universal Insurance Holdings Inc.	69,927	$1,608,321
WMIH Corp.[a,b]	428,394	406,974

		15,527,878
INTERNET & DIRECT MARKETING RETAIL — 0.53%
1-800-Flowers.com Inc. Class Aa	57,955	570,857
CafePress Inc.[a]	14,665	26,544
Duluth Holdings Inc.[a,b]	21,389	433,983
EVINE Live Inc.[a]	123,414	128,350
FTD Companies Inc.[a]	37,199	485,075
Gaia Inc.[a,b]	22,579	270,948
Overstock.com Inc.[a,b]	36,686	1,089,574
PetMed Express Inc.	43,198	1,432,014
U.S. Auto Parts Network Inc.[a]	38,155	110,268

		4,547,613
INTERNET SOFTWARE & SERVICES — 2.71%
Actua Corp.[a]	67,604	1,034,341
Amber Road Inc.[a,b]	45,270	347,674
Angie’s List Inc.[a,b]	90,050	1,122,023
Appfolio Inc.[a,b]	17,967	861,518
Apptio Inc. Class Aa	48,783	901,022
Autobytel Inc.[a]	20,809	143,374
Bazaarvoice Inc.[a]	183,189	906,786
Blucora Inc.[a]	95,185	2,408,180
Brightcove Inc.[a,b]	74,715	537,948
Carbonite Inc.[a,b]	54,382	1,196,404
Care.com Inc.[a,b]	29,650	471,138
ChannelAdvisor Corp.[a]	56,731	652,406
Determine Inc.[a]	21,747	46,647
DHI Group Inc.[a]	103,693	269,602
eGain Corp.[a]	38,008	102,622
Instructure Inc.[a]	47,492	1,574,360
Internap Corp.[a,b]	174,004	756,917
Inuvo Inc.[a]	58,558	58,265
iPass Inc.[a]	150,802	99,529
Issuer Direct Corp.	6,329	84,367
Leaf Group Ltd.[a]	28,909	199,472
Limelight Networks Inc.[a]	165,678	657,742
Liquidity Services Inc.[a,b]	57,521	339,374
LivePerson Inc.[a,b]	118,587	1,606,854
Marchex Inc. Class Ba	75,963	234,726
Marin Software Inc.[a,b]	69,266	121,215
MaxPoint Interactive Inc.[a]	7,354	102,147
Meet Group Inc. (The)[a,b]	148,679	541,192
Numerex Corp. Class Aa	29,257	111,177
Ominto Inc.[a,b]	31,967	143,851
Professional Diversity Network Inc.[a,b]	3,636	13,889
QuinStreet Inc.[a,b]	80,700	593,145
Reis Inc.	20,742	373,356
Remark Holdings Inc.[a,b]	36,701	138,363
SharpSpring Inc.[a]	14,919	48,487
ShotSpotter Inc.[a,b]	7,618	102,462
Spark Networks Inc.[a]	35,353	43,131
Support.com Inc.[a]	40,168	94,395

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
Synacor Inc.[a,b]	72,700	$196,290
TechTarget Inc.[a]	44,182	527,533
Telaria Inc.[a]	75,930	331,055
Tintri Inc.[a]	19,812	62,210
Travelzoo[a]	12,948	111,353
Tucows Inc. Class Aa,b	20,130	1,178,611
Veritone Inc.[a,b]	6,098	277,154
XO Group Inc.[a]	54,014	1,062,455
YuMe Inc.	51,016	236,204

		23,022,966
IT SERVICES — 1.28%
ALJ Regional Holdings Inc.[a,b]	45,463	157,302
Cass Information Systems Inc.	24,096	1,528,650
Computer Task Group Inc.	36,890	197,731
Edgewater Technology Inc.[a]	27,937	182,149
Everi Holdings Inc.[a,b]	141,483	1,073,856
Forrester Research Inc.	21,636	905,467
Hackett Group Inc. (The)	52,599	798,979
Information Services Group Inc.[a,b]	72,911	293,102
Innodata Inc.[a]	61,755	92,633
Mattersight Corp.[a,b]	51,869	145,233
ModusLink Global Solutions Inc.[a]	85,023	159,843
MoneyGram International Inc.[a,b]	63,229	1,018,619
Perficient Inc.[a]	75,962	1,494,173
PFSweb Inc.[a]	35,572	297,026
Planet Payment Inc.[a]	97,170	416,859
PRGX Global Inc.[a]	46,930	328,510
ServiceSource International Inc.[a,b]	166,535	576,211
StarTek Inc.[a,b]	25,327	297,592
Unisys Corp.[a,b]	111,429	947,147

		10,911,082
LEISURE PRODUCTS — 0.63%
Clarus Corp.[a,b]	48,852	366,390
Escalade Inc.	26,672	362,739
JAKKS Pacific Inc.[a]	40,928	122,784
Johnson Outdoors Inc. Class A	10,790	790,691
Malibu Boats Inc. Class Aa,b	45,589	1,442,436
Marine Products Corp.	18,170	291,629
MCBC Holdings Inc.[a]	41,467	845,097
Nautilus Inc.[a,b]	65,970	1,114,893
Summer Infant Inc.[a]	30,468	57,585

		5,394,244
LIFE SCIENCES TOOLS & SERVICES — 0.63%
ChromaDex Corp.[a,b]	86,994	374,074
Enzo Biochem Inc.[a]	91,825	961,408
Fluidigm Corp.[a,b]	63,934	322,227
Harvard Bioscience Inc.[a]	72,092	270,345
NanoString Technologies Inc.[a]	45,192	730,303
NeoGenomics Inc.[a,b]	123,259	1,371,873
Pacific Biosciences of California Inc.[a,b]	229,287	1,203,757
pSivida Corp.[a,b]	84,532	101,438

		5,335,425

Security	Shares	Value
MACHINERY — 2.84%
Alamo Group Inc.	20,910	$2,245,107
ARC Group Worldwide Inc.[a]	20,212	47,498
ASV Holdings Inc.[a]	11,462	93,530
Blue Bird Corp.[a]	17,534	361,200
Columbus McKinnon Corp./NY	47,950	1,815,866
Commercial Vehicle Group Inc.[a,b]	55,750	409,762
DMC Global Inc.	31,753	536,626
Douglas Dynamics Inc.	48,713	1,919,292
Eastern Co. (The)	13,412	384,924
Energy Recovery Inc.[a,b]	79,962	631,700
ExOne Co. (The)[a,b]	25,260	286,954
FreightCar America Inc.	27,236	532,736
Gencor Industries Inc.[a,b]	19,549	345,040
Global Brass & Copper Holdings Inc.	47,713	1,612,699
Graham Corp.	21,891	455,990
Hardinge Inc.	26,410	403,281
Hurco Companies Inc.	14,062	584,979
Jason Industries Inc.[a]	46,973	74,687
Kadant Inc.	23,927	2,358,006
Key Technology Inc.[a]	9,801	185,141
LB Foster Co. Class A	18,829	428,360
LS Starrett Co. (The) Class A	16,208	144,251
Lydall Inc.[a]	36,964	2,118,037
Manitex International Inc.[a]	33,249	298,576
Miller Industries Inc./TN	24,943	697,157
NN Inc.	59,106	1,714,074
Park-Ohio Holdings Corp.	19,086	870,322
Perma-Pipe International Holdings Inc.[a]	15,233	128,719
Spartan Motors Inc.	76,591	846,331
Titan International Inc.	110,234	1,118,875
Twin Disc Inc.[a]	19,182	356,977
Xerium Technologies Inc.[a]	28,385	135,680

		24,142,377
MARINE — 0.25%
Eagle Bulk Shipping Inc.[a]	80,910	366,522
Genco Shipping & Trading Ltd.[a]	16,486	191,073
Navios Maritime Holdings Inc.[a]	196,047	327,398
Pangaea Logistics Solutions Ltd.[a]	18,739	46,098
Safe Bulkers Inc.[a,b]	104,446	286,182
Scorpio Bulkers Inc.[a]	126,792	893,884

		2,111,157
MEDIA — 1.24%
AH Belo Corp. Class A	46,474	213,780
Ballantyne Strong Inc.[a]	30,309	184,885
Beasley Broadcast Group Inc. Class A	13,205	154,498
Central European Media Enterprises Ltd. Class Aa,b	180,958	732,880
Daily Journal Corp.[a,b]	1,142	249,653
Emmis Communications Corp. Class Aa	23,906	79,368
Entercom Communications Corp. Class Ab	61,651	705,904
Entravision Communications Corp. Class A	143,506	817,984
Global Eagle Entertainment Inc.[a,b]	111,357	380,841

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
Harte-Hanks Inc.[a]	97,200	$104,004
Hemisphere Media Group Inc.[a]	36,996	442,102
Lee Enterprises Inc.[a,b]	113,948	250,686
McClatchy Co. (The) Class Aa,b	11,684	86,345
MDC Partners Inc. Class A	122,591	1,348,501
National CineMedia Inc.	136,495	952,735
New Media Investment Group Inc.	111,809	1,653,655
Reading International Inc. Class Aa	39,388	619,179
Saga Communications Inc. Class A	9,101	415,006
Salem Media Group Inc. Class A	27,801	183,487
Townsquare Media Inc. Class Aa,b	22,693	226,930
tronc Inc.[a]	42,586	618,774
Urban One Inc.[a]	52,745	87,029
Xcel Brands Inc.[a]	15,364	56,847

		10,565,073
METALS & MINING — 1.13%
Ampco-Pittsburgh Corp.	19,827	344,990
Friedman Industries Inc.	24,531	150,866
Gerber Scientific Inc. Escrow[a,c]	44,403	444
Gold Resource Corp.[b]	117,632	441,120
Handy & Harman Ltd.[a,b]	5,220	169,911
Haynes International Inc.	26,857	964,435
Klondex Mines Ltd.[a]	386,095	1,405,386
Olympic Steel Inc.	20,548	452,056
Pershing Gold Corp.[a,b]	43,064	127,039
Ramaco Resources Inc.[a,b]	15,037	99,695
Real Industry Inc.[a,b]	59,940	107,892
Ryerson Holding Corp.[a,b]	34,391	373,142
Schnitzer Steel Industries Inc. Class A	57,815	1,627,492
SunCoke Energy Inc.[a]	141,034	1,289,051
Synalloy Corp.[a]	21,378	267,225
TimkenSteel Corp.[a]	87,718	1,447,347
Universal Stainless & Alloy Products Inc.[a]	16,639	346,923

		9,615,014
MORTGAGE REAL ESTATE INVESTMENT — 1.30%
AG Mortgage Investment Trust Inc.[b]	60,761	1,169,041
Anworth Mortgage Asset Corp.	209,099	1,256,685
Ares Commercial Real Estate Corp.[b]	60,642	807,145
Cherry Hill Mortgage Investment Corp.[b]	29,641	536,502
Dynex Capital Inc.	101,814	740,188
Ellington Residential Mortgage REIT	23,913	347,217
Five Oaks Investment Corp.[b]	38,214	170,434
Great Ajax Corp.	40,201	566,432
Manhattan Bridge Capital Inc.[b]	22,050	128,992
New York Mortgage Trust Inc.[b]	245,838	1,511,904
Orchid Island Capital Inc.[b]	95,246	970,557
Owens Realty Mortgage Inc.	28,785	524,175
Resource Capital Corp.[b]	66,796	720,061
Sutherland Asset Management Corp.	40,907	642,240
Western Asset Mortgage Capital Corp.[b]	90,125	943,609

		11,035,182

Security	Shares	Value
MULTI-UTILITIES — 0.18%
Unitil Corp.	30,413	$1,504,227

		1,504,227
MULTILINE RETAIL — 0.10%
Fred’s Inc. Class Ab	78,657	506,551
Tuesday Morning Corp.[a,b]	97,108	310,746

		817,297
OIL, GAS & CONSUMABLE FUELS — 2.95%
Abraxas Petroleum Corp.[a]	339,674	638,587
Adams Resources & Energy Inc.	5,940	246,510
Approach Resources Inc.[a,b]	92,426	231,989
Ardmore Shipping Corp.[b]	64,067	528,553
Bill Barrett Corp.[a,b]	163,282	700,480
Bonanza Creek Energy Inc.[a]	45,211	1,491,511
California Resources Corp.[a,b]	92,425	966,765
Centrus Energy Corp.[a]	11,968	44,641
Clean Energy Fuels Corp.[a,b]	299,330	742,338
Cloud Peak Energy Inc.[a]	158,510	580,147
Comstock Resources Inc.[a]	30,241	183,865
Contango Oil & Gas Co.[a]	52,407	263,607
DHT Holdings Inc.	189,141	752,781
Dorian LPG Ltd.[a]	41,566	283,480
Earthstone Energy Inc. Class Aa,b	43,845	481,857
Eclipse Resources Corp.[a]	187,553	468,882
Energy Fuels Inc./Canada[a,b]	155,348	248,557
Evolution Petroleum Corp.	59,069	425,297
Gastar Exploration Inc.[a,b]	383,320	337,168
Gener8 Maritime Inc.[a]	103,629	467,367
Hallador Energy Co.	38,485	220,134
Isramco Inc.[a,b]	2,267	262,972
Jones Energy Inc. Class Aa,b	99,498	191,036
Lilis Energy Inc.[a]	98,678	441,091
Lonestar Resources U.S. Inc. Class Aa	26,200	91,962
Midstates Petroleum Co. Inc.[a]	24,765	384,848
Navios Maritime Acquisition Corp.	181,287	221,170
Northern Oil and Gas Inc.[a,b]	95,747	86,172
Overseas Shipholding Group Inc. Series Aa	94,558	248,688
Pacific Ethanol Inc.[a,b]	95,168	528,182
Panhandle Oil and Gas Inc. Class A	35,107	835,547
Penn Virginia Corp.[a]	31,119	1,244,138
PetroQuest Energy Inc.[a]	41,229	94,414
Renewable Energy Group Inc.[a,b]	85,810	1,042,591
REX American Resources Corp.[a]	12,667	1,188,545
Ring Energy Inc.[a,b]	110,589	1,602,435
Rosehill Resources Inc.[a]	8,159	67,149
Sanchez Energy Corp.[a,b]	152,640	735,725
SandRidge Energy Inc.[a]	76,995	1,546,830
SilverBow Resources Inc.[a,b]	16,230	398,446
Stone Energy Corp.[a]	43,181	1,254,840
Teekay Tankers Ltd. Class A	268,021	434,194
Torchlight Energy Resources Inc.[a,b]	93,103	116,379
TransAtlantic Petroleum Ltd.[a]	65,319	56,181

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
Uranium Energy Corp.[a,b]	305,852	$422,076
VAALCO Energy Inc.[a]	114,882	94,203
Vertex Energy Inc.[a,b]	61,568	46,792
W&T Offshore Inc.[a]	203,499	620,672
Westmoreland Coal Co.[a]	40,835	104,129
Westwater Resources Inc.[a,b]	56,239	80,984
Zion Oil & Gas Inc.[a,b]	97,779	333,426

		25,080,333
PAPER & FOREST PRODUCTS — 0.04%
Verso Corp. Class Aa	75,351	383,537

		383,537
PERSONAL PRODUCTS — 0.31%
DS Healthcare Group Inc.[a]	30,533	305
Lifevantage Corp.[a]	32,173	135,770
Mannatech Inc.	5,547	78,768
Medifast Inc.	23,398	1,389,139
Natural Alternatives International Inc.[a]	15,497	165,043
Natural Health Trends Corp.[b]	16,903	403,982
Nature’s Sunshine Products Inc.	23,127	234,739
United-Guardian Inc.	10,965	206,142

		2,613,888
PHARMACEUTICALS — 3.52%
AcelRx Pharmaceuticals Inc.[a,b]	75,621	347,857
Aclaris Therapeutics Inc.[a]	49,803	1,285,415
Adamis Pharmaceuticals Corp.[a]	58,207	304,132
Adolor Corp. Escrow[a,c]	77,501	1
Agile Therapeutics Inc.[a]	34,316	153,049
Alimera Sciences Inc.[a]	98,068	132,392
Amphastar Pharmaceuticals Inc.[a,b]	79,164	1,414,661
ANI Pharmaceuticals Inc.[a,b]	17,833	936,054
Aratana Therapeutics Inc.[a,b]	89,668	549,665
Assembly Biosciences Inc.[a,b]	30,589	1,068,168
Avenue Therapeutics Inc.[a,b]	15,281	84,504
Axsome Therapeutics Inc.[a,b]	35,221	195,477
BioDelivery Sciences International Inc.[a,b]	115,516	340,772
Cempra Inc.[a]	105,039	341,377
Clearside Biomedical Inc.[a,b]	48,472	423,645
Collegium Pharmaceutical Inc.[a,b]	50,132	525,885
Corium International Inc.[a]	54,787	607,040
Cumberland Pharmaceuticals Inc.[a]	25,040	176,782
Cymabay Therapeutics Inc.[a]	86,944	700,769
Dova Pharmaceuticals Inc.[a,b]	11,092	269,314
Durect Corp.[a]	306,296	542,144
Egalet Corp.[a,b]	63,690	81,523
Endocyte Inc.[a]	85,568	120,651
Evoke Pharma Inc.[a]	28,657	95,714
Flex Pharma Inc.[a,b]	20,272	69,128
Imprimis Pharmaceuticals Inc.[a,b]	40,247	64,798
Intersect ENT Inc.[a,b]	57,208	1,782,029
Intra-Cellular Therapies Inc.[a]	73,443	1,158,931
Juniper Pharmaceuticals Inc.[a]	26,372	119,993
Kala Pharmaceuticals Inc.[a]	18,198	415,642
KemPharm Inc.[a]	28,710	106,227
Lipocine Inc.[a,b]	38,502	152,853

Security	Shares	Value
MyoKardia Inc.[a,b]	41,945	$1,797,343
Neos Therapeutics Inc.[a,b]	54,756	501,017
NovaBay Pharmaceuticals Inc.[a,b]	10,391	47,799
Novan Inc.[a,b]	26,822	150,471
Novus Therapeutics Inc.[a,b]	8,660	45,119
Ocera Therapeutics Inc.[a,b]	50,327	57,373
Ocular Therapeutix Inc.[a,b]	49,605	306,559
Omeros Corp.[a,b]	97,741	2,113,160
Orexigen Therapeutics Inc.[a,b]	15,100	32,012
Paratek Pharmaceuticals Inc.[a,b]	52,234	1,311,073
Pernix Therapeutics Holdings Inc.[a,b]	20,697	65,196
PLx Pharma Inc.[a,b]	1,726	11,219
ProPhase Labs Inc.[a]	10,306	22,055
Pulmatrix Inc.[a,b]	28,183	57,775
Reata Pharmaceuticals Inc. Series Aa	24,712	768,543
Revance Therapeutics Inc.[a,b]	49,279	1,357,636
SciClone Pharmaceuticals Inc.[a]	114,127	1,278,222
SCYNEXIS Inc.[a,b]	48,425	116,704
Senestech Inc.[a]	7,964	14,733
Sienna Biopharmaceuticals Inc.[a]	11,167	248,466
Sucampo Pharmaceuticals Inc. Class Aa,b	52,537	619,937
Teligent Inc.[a]	91,837	616,226
Tetraphase Pharmaceuticals Inc.[a]	111,585	763,241
Titan Pharmaceuticals Inc.[a,b]	47,574	83,254
VIVUS Inc.[a]	230,494	228,189
WaVe Life Sciences Ltd.[a]	26,087	567,392
Zogenix Inc.[a,b]	55,052	1,929,573
Zynerba Pharmaceuticals Inc.[a,b]	25,406	212,394

		29,889,273
PROFESSIONAL SERVICES — 1.49%
Acacia Research Corp.[a]	108,314	492,829
Barrett Business Services Inc.	15,515	877,063
BG Staffing Inc.	17,977	297,519
CBIZ Inc.[a]	113,171	1,839,029
Cogint Inc.[a,b]	45,355	222,240
CRA International Inc.	19,060	782,413
DLH Holdings Corp.[a]	14,741	95,522
Franklin Covey Co.[a,b]	22,709	460,993
GP Strategies Corp.[a]	27,984	863,306
Heidrick & Struggles International Inc.	40,486	856,279
Hill International Inc.[a,b]	76,351	362,667
Hudson Global Inc.[a]	62,142	90,727
Kelly Services Inc. Class A	67,547	1,694,754
Kforce Inc.	51,571	1,041,734
Mastech Digital Inc.[a]	6,901	88,195
Mistras Group Inc.[a,b]	37,483	768,401
Pendrell Corp.[a,b]	29,041	198,350
RCM Technologies Inc.[a]	19,856	113,576
Resources Connection Inc.	62,233	865,039
root9B Holdings Inc.[a,b]	9,844	19,786
Volt Information Sciences Inc.[a,b]	23,157	72,945
Willdan Group Inc.[a,b]	17,015	552,307

		12,655,674

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.56%
Altisource Asset Management Corp.[a]	1,610	$129,122
Altisource Portfolio Solutions SAa,b	24,570	635,626
American Realty Investors Inc.[a]	6,121	52,947
Consolidated-Tomoka Land Co.[b]	9,322	559,973
Forestar Group Inc.[a]	79,574	1,368,673
FRP Holdings Inc.[a,b]	14,692	664,813
Griffin Industrial Realty Inc.	4,070	147,944
Maui Land & Pineapple Co. Inc.[a,b]	15,958	222,614
Tejon Ranch Co.[a,b]	32,500	685,750
Trinity Place Holdings Inc.[a]	43,269	303,748

		4,771,210
ROAD & RAIL — 0.74%
ArcBest Corp.	57,330	1,917,688
Celadon Group Inc.	60,648	409,374
Covenant Transportation Group Inc. Class Aa,b	25,959	752,292
Daseke Inc.[a]	44,465	580,268
PAM Transportation Services Inc.[a]	6,716	160,714
Patriot Transportation Holding Inc.[a]	8,039	156,761
Roadrunner Transportation Systems Inc.[a]	68,006	648,097
Universal Logistics Holdings Inc.	18,178	371,740
USA Truck Inc.[a]	18,504	259,981
YRC Worldwide Inc.[a,b]	72,381	998,858

		6,255,773
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.44%
Adesto Technologies Corp.[a]	40,224	315,758
Aehr Test Systems[a]	40,525	165,747
Alpha & Omega Semiconductor Ltd.[a]	41,135	678,316
Amtech Systems Inc.[a]	23,833	285,519
Atomera Inc.[a,b]	21,458	83,472
Axcelis Technologies Inc.[a]	66,022	1,805,702
AXT Inc.[a,b]	82,750	757,163
CEVA Inc.[a]	47,439	2,030,389
Cohu Inc.	60,704	1,447,183
CVD Equipment Corp.[a,b]	15,466	168,579
CyberOptics Corp.[a,b]	15,991	259,854
DSP Group Inc.[a]	50,421	655,473
Everspin Technologies Inc.[a,b]	15,640	267,288
FormFactor Inc.[a,b]	159,314	2,684,441
GSI Technology Inc.[a,b]	35,384	257,242
Ichor Holdings Ltd.[a]	39,095	1,047,746
Impinj Inc.[a,b]	39,340	1,636,937
inTEST Corp.[a]	21,655	179,737
IXYS Corp.[a]	57,117	1,353,673
Kopin Corp.[a,b]	137,431	573,087
Nanometrics Inc.[a]	53,246	1,533,485
NeoPhotonics Corp.[a,b]	71,272	396,272
NVE Corp.	10,669	842,531
PDF Solutions Inc.[a,b]	60,786	941,575
Photronics Inc.[a]	147,946	1,309,322
Pixelworks Inc.[a]	74,518	350,980
QuickLogic Corp.[a,b]	174,287	292,802
Rudolph Technologies Inc.[a]	69,107	1,817,514
Sigma Designs Inc.[a]	83,970	529,011
SMART Global Holdings Inc.[a]	44,572	1,193,638

Security	Shares	Value
Ultra Clean Holdings Inc.[a]	72,850	$2,230,667
Xcerra Corp.[a]	117,116	1,153,593

		29,244,696
SOFTWARE — 2.41%
A10 Networks Inc.[a,b]	106,270	803,401
Agilysys Inc.[a]	37,384	446,739
American Software Inc./GA Class A	60,825	690,972
Asure Software Inc.[a]	23,292	289,287
Aware Inc./MAa	31,850	148,103
BSQUARE Corp.[a]	32,687	169,972
Datawatch Corp.[a]	24,416	282,005
Digiliti Money Group Inc.[a,b]	22,508	24,309
Digimarc Corp.[a,b]	22,125	809,775
Digital Turbine Inc.[a,b]	138,943	209,804
Everbridge Inc.[a]	37,411	988,399
Evolving Systems Inc.[a]	22,924	111,181
Exa Corp.[a,b]	32,014	774,099
Finjan Holdings Inc.[a]	16,224	38,126
FORM Holdings Corp.[a]	32,083	44,595
GlobalSCAPE Inc.	29,521	113,065
Glu Mobile Inc.[a]	228,818	860,356
GSE Systems Inc.[a]	39,080	138,734
Mind CTI Ltd.	51,750	133,515
Mitek Systems Inc.[a,b]	69,139	656,820
MobileIron Inc.[a,b]	121,154	448,270
Model N Inc.[a,b]	52,337	782,438
NetSol Technologies Inc.[a]	26,840	93,940
Park City Group Inc.[a,b]	31,119	378,096
PolarityTE Inc.[a,b]	10,690	295,579
PROS Holdings Inc.[a,b]	57,549	1,388,657
QAD Inc. Class A	21,878	751,509
RealNetworks Inc.[a,b]	56,357	270,514
Rosetta Stone Inc.[a]	38,430	392,370
Rubicon Project Inc. (The)[a]	97,494	379,252
Seachange International Inc.[a]	76,072	208,437
Silver Spring Networks Inc.[a,b]	92,512	1,495,919
SITO Mobile Ltd.[a,b]	40,450	288,813
Telenav Inc.[a,b]	68,770	436,690
Upland Software Inc.[a]	18,849	398,845
Varonis Systems Inc.[a]	41,948	1,757,621
VASCO Data Security International Inc.[a]	65,612	790,625
VirnetX Holding Corp.[a,b]	112,458	438,586
Workiva Inc.[a,b]	54,977	1,146,270
Zix Corp.[a]	120,033	586,961

		20,462,649
SPECIALTY RETAIL — 2.03%
America’s Car-Mart Inc./TXa,b	16,379	673,586
Barnes & Noble Education Inc.[a,b]	82,621	537,863
Barnes & Noble Inc.	128,592	977,299
bebe stores Inc.[a,b]	7,491	38,504
Big 5 Sporting Goods Corp.[b]	46,500	355,725
Boot Barn Holdings Inc.[a,b]	27,274	242,739
Build-A-Bear Workshop Inc.[a,b]	32,234	294,941

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
Christopher & Banks Corp.[a]	66,922	$91,014
Citi Trends Inc.	32,681	649,371
Conn’s Inc.[a,b]	40,307	1,134,642
Container Store Group Inc. (The)[a]	34,656	145,902
Destination Maternity Corp.[a,b]	25,621	42,787
Destination XL Group Inc.[a,b]	74,427	141,411
DGSE Companies Inc.[a,b]	30,381	40,711
Francesca’s Holdings Corp.[a,b]	81,451	599,479
GNC Holdings Inc. Class Ab	149,592	1,322,393
Haverty Furniture Companies Inc.	41,310	1,080,257
Hibbett Sports Inc.[a]	44,836	638,913
J. Jill Inc.[a]	25,270	275,190
Kirkland’s Inc.[a,b]	33,921	387,717
Lumber Liquidators Holdings Inc.[a,b]	62,263	2,427,012
MarineMax Inc.[a,b]	54,925	909,009
New York & Co. Inc.[a]	62,949	130,934
Pier 1 Imports Inc.	178,390	747,454
Sears Hometown and Outlet Stores Inc.[a,b]	18,053	46,035
Shoe Carnival Inc.	25,378	567,960
Sportsman’s Warehouse Holdings Inc.[a,b]	80,590	363,461
Stage Stores Inc.[b]	48,997	90,154
Stein Mart Inc.[b]	64,450	83,785
Tandy Leather Factory Inc.[a]	13,105	103,530
Tilly’s Inc. Class A	29,670	355,743
Trans World Entertainment Corp.[a]	15,900	31,800
Vitamin Shoppe Inc.[a]	45,726	244,634
Winmark Corp.	5,523	727,655
Zumiez Inc.[a,b]	40,052	724,941

		17,224,551
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.37%
AstroNova Inc.	15,275	197,811
Avid Technology Inc.[a,b]	71,512	324,665
Concurrent Computer Corp.	23,843	143,058
CPI Card Group Inc.[b]	47,263	55,770
Eastman Kodak Co.[a,b]	36,410	267,614
Immersion Corp.[a,b]	64,579	527,611
Intevac Inc.[a]	44,509	376,101
Quantum Corp.[a]	62,293	381,233
TransAct Technologies Inc.	20,232	197,262
USA Technologies Inc.[a,b]	103,053	644,081

		3,115,206
TEXTILES, APPAREL & LUXURY GOODS — 0.94%
Cherokee Inc.[a]	24,929	68,555
Crocs Inc.[a,b]	163,779	1,588,656
Crown Crafts Inc.	23,457	152,471
Culp Inc.	24,390	798,773
Delta Apparel Inc.[a,b]	16,342	351,516
Iconix Brand Group Inc.[a,b]	110,034	626,093
Lakeland Industries Inc.[a]	16,909	238,417
Mossimo Inc. Escrow[a,b,c]	21,276	—
Movado Group Inc.	33,094	926,632
Perry Ellis International Inc.[a]	28,372	671,282
Rocky Brands Inc.	17,256	231,230
Sequential Brands Group Inc.[a,b]	88,629	265,001
Superior Uniform Group Inc.	20,357	466,175
Unifi Inc.[a]	33,930	1,208,926

Security	Shares	Value
Vera Bradley Inc.[a]	43,947	$387,173

		7,980,900
THRIFTS & MORTGAGE FINANCE — 3.79%
ASB Bancorp. Inc.[a,b]	8,324	375,412
Atlantic Coast Financial Corp.[a]	41,714	367,500
Bank Mutual Corp.	101,112	1,026,287
BankFinancial Corp.	40,853	649,154
Bear State Financial Inc.	51,983	533,346
BSB Bancorp. Inc./MAa	23,360	699,632
Central Federal Corp.[a]	44,865	109,022
Charter Financial Corp./MD	32,664	605,264
Clifton Bancorp. Inc.	51,636	863,354
Dime Community Bancshares Inc.	72,090	1,549,935
Entegra Financial Corp.[a]	16,539	412,648
ESSA Bancorp. Inc.	31,028	487,140
Federal Agricultural Mortgage Corp. Class C	19,234	1,399,081
First Defiance Financial Corp.	23,606	1,239,079
Hingham Institution for Savings	3,679	700,003
Home Bancorp. Inc.	14,965	625,836
HomeStreet Inc.[a]	55,271	1,492,317
HopFed Bancorp. Inc.	21,384	308,143
Impac Mortgage Holdings Inc.[a]	21,977	287,020
Meridian Bancorp. Inc.	107,840	2,011,216
Meta Financial Group Inc.	20,197	1,583,445
NMI Holdings Inc. Class Aa	125,027	1,550,335
OceanFirst Financial Corp.	71,550	1,966,909
Ocwen Financial Corp.[a,b]	229,247	788,610
PCSB Financial Corp.[a]	44,929	847,361
Provident Bancorp. Inc.[a]	1,928	44,633
Provident Financial Holdings Inc.	23,831	467,088
Prudential Bancorp. Inc.	26,355	488,358
Randolph Bancorp Inc.[a]	13,885	212,579
Riverview Bancorp. Inc.	59,620	500,808
Security National Financial Corp. Class Aa	21,194	108,089
SI Financial Group Inc.	33,225	496,714
Southern Missouri Bancorp. Inc.	19,083	696,339
Territorial Bancorp. Inc.	22,135	698,802
Timberland Bancorp. Inc./WA	17,905	561,143
United Community Financial Corp./OH	116,704	1,120,358
United Financial Bancorp. Inc.	114,402	2,092,413
Walter Investment Management Corp.[a,b]	34,275	20,291
Waterstone Financial Inc.	61,192	1,193,244
Westbury Bancorp. Inc.[a]	14,689	291,283
Western New England Bancorp Inc.	71,248	776,603

		32,246,794
TOBACCO — 0.11%
22nd Century Group Inc.[a,b]	180,880	501,038
Alliance One International Inc.[a,b]	18,917	206,195
Turning Point Brands Inc.[a]	12,652	215,084

		922,317

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

September 30, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.65%
BlueLinx Holdings Inc.[a]	11,685	$120,706
CAI International Inc.[a]	33,603	1,018,843
DXP Enterprises Inc./TXa,b	34,882	1,098,434
EnviroStar Inc.[b]	8,217	227,200
Foundation Building Materials Inc.[a,b]	32,430	458,560
General Finance Corp.[a]	21,377	107,954
Houston Wire & Cable Co.	40,525	212,756
Huttig Building Products Inc.[a,b]	55,196	389,684
Lawson Products Inc./DEa,b	15,423	388,660
Neff Corp. Class Aa	17,934	448,350
Titan Machinery Inc.[a,b]	40,884	634,928
Transcat Inc.[a]	14,166	193,366
Willis Lease Finance Corp.[a,b]	8,861	217,892

		5,517,333
TRANSPORTATION INFRASTRUCTURE — 0.00%
Sino-Global Shipping America Ltd.[a,b]	11,547	35,449

		35,449
WATER UTILITIES — 0.76%
AquaVenture Holdings Ltd.[a]	27,240	367,740
Artesian Resources Corp. Class A	18,087	683,689
Cadiz Inc.[a,b]	47,982	609,371
Connecticut Water Service Inc.	24,250	1,438,025
Consolidated Water Co. Ltd.	34,747	444,762
Global Water Resources Inc.[b]	30,495	287,263
Middlesex Water Co.	34,676	1,361,726
Pure Cycle Corp.[a]	42,625	319,687
York Water Co. (The)	28,544	967,642

		6,479,905
WIRELESS TELECOMMUNICATION SERVICES — 0.28%
Boingo Wireless Inc.[a,b]	79,720	1,703,616
Spok Holdings Inc.	44,520	683,382

		2,386,998

TOTAL COMMON STOCKS
(Cost: $785,759,106)		849,861,655

WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
Basic Energy Services Inc. (Expires 12/23/23)[a]	4,203	6,389

		6,389

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.00%
Bonanza Creek Energy Inc. (Expires 04/28/20)[a,b]	3,804	$1,978

		1,978

TOTAL WARRANTS
(Cost: $0)		8,367

SHORT-TERM INVESTMENTS — 18.59%

MONEY MARKET FUNDS — 18.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	156,619,190	156,666,175
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[d,e]	1,375,557	1,375,557

		158,041,732

TOTAL SHORT-TERM INVESTMENTS
(Cost: $158,004,721)		158,041,732

TOTAL INVESTMENTS IN SECURITIES — 118.57%
(Cost: $943,763,827)		1,007,911,754
Other Assets, Less Liabilities — (18.57)%		(157,841,377)

NET ASSETS — 100.00%		$850,070,377

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

15

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 0.44%
BWX Technologies Inc.	36	$2,017
Huntington Ingalls Industries Inc.	18	4,076
TransDigm Group Inc.	20	5,113

		11,206
AIR FREIGHT & LOGISTICS — 0.16%
CH Robinson Worldwide Inc.	54	4,109

		4,109
AIRLINES — 0.65%
Alaska Air Group Inc.	46	3,508
Southwest Airlines Co.	216	12,092
Spirit Airlines Inc.[a]	26	869

		16,469
AUTOMOBILES — 0.10%
Thor Industries Inc.	20	2,518

		2,518
BANKS — 13.23%
Associated Banc-Corp.	52	1,261
Bank of America Corp.	3,464	87,778
Bank of Hawaii Corp.	14	1,167
Bank of the Ozarks Inc.	40	1,922
BankUnited Inc.	36	1,280
BB&T Corp.	282	13,237
BOK Financial Corp.	8	713
Citizens Financial Group Inc.	176	6,665
Commerce Bancshares Inc./MO	32	1,849
Cullen/Frost Bankers Inc.	20	1,898
East West Bancorp. Inc.	50	2,989
F.N.B. Corp.	112	1,571
Fifth Third Bancorp.	262	7,331
First Horizon National Corp.	80	1,532
First Republic Bank/CA	54	5,641
Huntington Bancshares Inc./OH	376	5,249
KeyCorp	380	7,152
M&T Bank Corp.	50	8,052
PacWest Bancorp.	42	2,121
People’s United Financial Inc.	120	2,177
PNC Financial Services Group Inc. (The)[b]	168	22,641
Prosperity Bancshares Inc.	24	1,577
Regions Financial Corp.	420	6,397
Signature Bank/New York NYa	20	2,561
SunTrust Banks Inc.	168	10,041
SVB Financial Group[a]	18	3,368
Synovus Financial Corp.	42	1,934
TCF Financial Corp.	56	954
U.S. Bancorp.	562	30,117
Webster Financial Corp.	32	1,682

Security	Shares	Value
Wells Fargo & Co.	1,586	$87,468
Western Alliance Bancorp.[a]	34	1,805
Zions BanCorp.	70	3,303

		335,433
BEVERAGES — 0.73%
Constellation Brands Inc. Class A	62	12,366
Dr Pepper Snapple Group Inc.	70	6,193

		18,559
BIOTECHNOLOGY — 1.65%
ACADIA Pharmaceuticals Inc.[a]	36	1,356
Agios Pharmaceuticals Inc.[a]	16	1,068
Alnylam Pharmaceuticals Inc.[a]	30	3,525
Exelixis Inc.[a]	110	2,665
Incyte Corp.[a]	64	7,471
Intercept Pharmaceuticals Inc.[a]	10	580
Intrexon Corp.[a]	20	380
Ionis Pharmaceuticals Inc.[a]	48	2,434
Juno Therapeutics Inc.[a]	24	1,077
Neurocrine Biosciences Inc.[a]	34	2,084
Regeneron Pharmaceuticals Inc.[a]	30	13,414
Seattle Genetics Inc.[a]	36	1,959
TESARO Inc.[a]	14	1,807
United Therapeutics Corp.[a]	18	2,109

		41,929
CAPITAL MARKETS — 2.14%
Ameriprise Financial Inc.	54	8,020
CBOE Holdings Inc.	38	4,090
Charles Schwab Corp. (The)	414	18,108
E*TRADE Financial Corp.[a]	96	4,187
Eaton Vance Corp. NVS	38	1,876
Federated Investors Inc. Class B NVS	31	921
LPL Financial Holdings Inc.	30	1,547
Raymond James Financial Inc.	44	3,711
T Rowe Price Group Inc.	82	7,433
TD Ameritrade Holding Corp.	88	4,294

		54,187
CHEMICALS — 0.45%
Sherwin-Williams Co. (The)	32	11,457

		11,457
COMMERCIAL SERVICES & SUPPLIES — 1.11%
Cintas Corp.	34	4,906
KAR Auction Services Inc.	52	2,482
Republic Services Inc.	88	5,813
Rollins Inc.	36	1,661
Waste Management Inc.	170	13,306

		28,168

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

September 30, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.29%
EchoStar Corp. Class Aa	18	$1,030
Harris Corp.	49	6,452

		7,482
CONSTRUCTION MATERIALS — 0.51%
Eagle Materials Inc.	18	1,921
Martin Marietta Materials Inc.	24	4,949
Vulcan Materials Co.	50	5,980

		12,850
CONSUMER FINANCE — 1.62%
Ally Financial Inc.	160	3,882
Capital One Financial Corp.	168	14,223
Credit Acceptance Corp.[a]	4	1,121
Discover Financial Services	132	8,511
Navient Corp.	98	1,472
OneMain Holdings Inc.[a]	18	507
Santander Consumer USA Holdings Inc.[a]	52	799
SLM Corp.[a]	150	1,721
Synchrony Financial	284	8,818

		41,054
CONTAINERS & PACKAGING — 0.38%
Packaging Corp. of America	36	4,129
WestRock Co.	96	5,446

		9,575
DISTRIBUTORS — 0.07%
Pool Corp.	16	1,731

		1,731
DIVERSIFIED CONSUMER SERVICES — 0.27%
H&R Block Inc.	80	2,118
Service Corp. International/U.S.	70	2,415
ServiceMaster Global Holdings Inc.[a]	52	2,430

		6,963
DIVERSIFIED FINANCIAL SERVICES — 3.40%
Berkshire Hathaway Inc. Class Ba	439	80,477
Leucadia National Corp.	124	3,131
Voya Financial Inc.	64	2,553

		86,161
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.90%
AT&T Inc.	2,375	93,029
CenturyLink Inc.	206	3,893
Verizon Communications Inc.	1,574	77,897

		174,819

Security	Shares	Value
ELECTRIC UTILITIES — 6.41%
Alliant Energy Corp.	88	$3,658
American Electric Power Co. Inc.	195	13,697
Duke Energy Corp.	274	22,994
Edison International	122	9,415
Entergy Corp.	68	5,192
Eversource Energy	122	7,374
Exelon Corp.	371	13,976
FirstEnergy Corp.	170	5,241
Great Plains Energy Inc.	82	2,485
Hawaiian Electric Industries Inc.	42	1,402
NextEra Energy Inc.	180	26,379
OGE Energy Corp.	76	2,738
PG&E Corp.	196	13,346
Pinnacle West Capital Corp.	42	3,551
Southern Co. (The)	393	19,312
Westar Energy Inc.	54	2,678
Xcel Energy Inc.	194	9,180

		162,618
ELECTRICAL EQUIPMENT — 0.22%
Acuity Brands Inc.	18	3,083
Hubbell Inc.	22	2,553

		5,636
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.15%
CDW Corp./DE	58	3,828

		3,828
ENERGY EQUIPMENT & SERVICES — 0.17%
Helmerich & Payne Inc.	40	2,085
Patterson-UTI Energy Inc.	80	1,675
RPC Inc.	22	545

		4,305
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.78%
Alexandria Real Estate Equities Inc.	32	3,807
American Campus Communities Inc.	46	2,031
American Homes 4 Rent Class A	84	1,824
Apartment Investment & Management Co. Class A	54	2,368
Apple Hospitality REIT Inc.	74	1,399
AvalonBay Communities Inc.	48	8,564
Boston Properties Inc.	54	6,636
Brandywine Realty Trust	60	1,049
Brixmor Property Group Inc.	106	1,993
Camden Property Trust	36	3,292
Columbia Property Trust Inc.	42	914
CoreCivic Inc.	42	1,124
CoreSite Realty Corp.	12	1,343
Corporate Office Properties Trust	34	1,116
Crown Castle International Corp.	145	14,497

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

September 30, 2017

Security	Shares	Value
CubeSmart	62	$1,610
CyrusOne Inc.	30	1,768
DCT Industrial Trust Inc.	32	1,853
DDR Corp.	108	989
Douglas Emmett Inc.	50	1,971
Duke Realty Corp.	124	3,574
Empire State Realty Trust Inc. Class A	44	904
EPR Properties	22	1,534
Equity Commonwealth[a]	42	1,277
Equity LifeStyle Properties Inc.	28	2,382
Equity Residential	124	8,175
Essex Property Trust Inc.	24	6,097
Extra Space Storage Inc.	42	3,357
Federal Realty Investment Trust	26	3,229
Forest City Realty Trust Inc. Class A	84	2,143
Gaming and Leisure Properties Inc.	68	2,509
GGP Inc.	214	4,445
HCP Inc.	164	4,564
Healthcare Trust of America Inc. Class A	66	1,967
Highwoods Properties Inc.	36	1,875
Host Hotels & Resorts Inc.	254	4,696
Hudson Pacific Properties Inc.	54	1,811
JBG SMITH Properties[a]	30	1,026
Kilroy Realty Corp.	34	2,418
Kimco Realty Corp.	144	2,815
Lamar Advertising Co. Class A	28	1,919
Life Storage Inc.	16	1,309
Macerich Co. (The)	48	2,639
Mid-America Apartment Communities Inc.	40	4,275
National Retail Properties Inc.	52	2,166
Omega Healthcare Investors Inc.	68	2,170
Outfront Media Inc.	48	1,209
Paramount Group Inc.	68	1,088
Park Hotels & Resorts Inc.	63	1,736
Piedmont Office Realty Trust Inc. Class A	50	1,008
Prologis Inc.	184	11,677
Public Storage	52	11,128
Realty Income Corp.	96	5,490
Regency Centers Corp.	52	3,226
Retail Properties of America Inc. Class A	82	1,077
Simon Property Group Inc.	111	17,872
SL Green Realty Corp.	34	3,445
Spirit Realty Capital Inc.	168	1,440
STORE Capital Corp.	60	1,492
Sun Communities Inc.	26	2,228
Tanger Factory Outlet Centers Inc.	32	781
Taubman Centers Inc.	20	994
UDR Inc.	92	3,499
Uniti Group Inc.[a]	58	850
Ventas Inc.	124	8,076
VEREIT Inc.	340	2,819
Vornado Realty Trust	60	4,613
Weingarten Realty Investors	42	1,333

		222,505

Security	Shares	Value
FOOD & STAPLES RETAILING — 2.16%
Casey’s General Stores Inc.	16	$1,751
CVS Health Corp.	397	32,284
Kroger Co. (The)	348	6,981
Rite Aid Corp.[a]	402	788
Sprouts Farmers Market Inc.[a]	52	976
Sysco Corp.	188	10,143
U.S. Foods Holding Corp.[a]	67	1,789

		54,712
FOOD PRODUCTS — 1.33%
Blue Buffalo Pet Products Inc.[a]	36	1,021
Conagra Brands Inc.	156	5,263
Flowers Foods Inc.	68	1,279
Hershey Co. (The)	54	5,895
Hormel Foods Corp.	104	3,343
JM Smucker Co. (The)	44	4,617
Pinnacle Foods Inc.	46	2,630
Post Holdings Inc.[a]	24	2,118
Tyson Foods Inc. Class A	106	7,468

		33,634
GAS UTILITIES — 0.20%
Atmos Energy Corp.	40	3,354
National Fuel Gas Co.	30	1,698

		5,052
HEALTH CARE EQUIPMENT & SUPPLIES — 0.17%
ABIOMED Inc.[a]	16	2,697
DexCom Inc.[a]	32	1,566

		4,263
HEALTH CARE PROVIDERS & SERVICES — 7.95%
Aetna Inc.	124	19,717
Anthem Inc.	100	18,988
Brookdale Senior Living Inc.[a]	70	742
Cardinal Health Inc.	122	8,164
Centene Corp.[a]	66	6,387
Cigna Corp.	96	17,946
DaVita Inc.[a]	60	3,564
Envision Healthcare Corp.[a]	44	1,978
Express Scripts Holding Co.[a]	221	13,994
HCA Healthcare Inc.[a]	114	9,073
Humana Inc.	56	13,643
LifePoint Health Inc.[a]	14	811
MEDNAX Inc.[a]	34	1,466
Premier Inc. Class Aa	20	652
Quest Diagnostics Inc.	52	4,869
UnitedHealth Group Inc.	371	72,660
Universal Health Services Inc. Class B	34	3,772
WellCare Health Plans Inc.[a]	18	3,091

		201,517
HEALTH CARE TECHNOLOGY — 0.39%
athenahealth Inc.[a]	16	1,990
Cerner Corp.[a]	110	7,845

		9,835

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

September 30, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.82%
Chipotle Mexican Grill Inc.[a]	10	$3,078
Choice Hotels International Inc.	12	767
Darden Restaurants Inc.	48	3,781
Domino’s Pizza Inc.	18	3,574
Extended Stay America Inc.	89	1,780
Hilton Grand Vacations Inc.[a]	36	1,391
Six Flags Entertainment Corp.	28	1,706
Vail Resorts Inc.	16	3,650
Wendy’s Co. (The)	70	1,087

		20,814
HOUSEHOLD DURABLES — 0.74%
CalAtlantic Group Inc.	30	1,099
DR Horton Inc.	130	5,191
Lennar Corp. Class A	76	4,013
Lennar Corp. Class B	4	180
NVR Inc.[a]	1	2,855
PulteGroup Inc.	112	3,061
Toll Brothers Inc.	58	2,405

		18,804
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.20%
Calpine Corp.[a]	138	2,036
NRG Energy Inc.	122	3,122

		5,158
INSURANCE — 3.54%
Allstate Corp. (The)	128	11,764
American Financial Group Inc./OH	24	2,483
American National Insurance Co.	2	236
Brown & Brown Inc.	40	1,928
Cincinnati Financial Corp.	54	4,135
CNA Financial Corp.	10	502
Erie Indemnity Co. Class A	8	965
First American Financial Corp.	37	1,849
FNF Group	92	4,366
Hanover Insurance Group Inc. (The)	18	1,745
Hartford Financial Services Group Inc. (The)	128	7,095
Lincoln National Corp.	78	5,731
Loews Corp.	98	4,690
Mercury General Corp.	10	567
Old Republic International Corp.	84	1,654
Principal Financial Group Inc.	92	5,919
ProAssurance Corp.	18	984
Progressive Corp. (The)	202	9,781
Torchmark Corp.	40	3,204
Travelers Companies Inc. (The)	98	12,007
Unum Group	80	4,090
White Mountains Insurance Group Ltd.	2	1,714
WR Berkley Corp.	34	2,269

		89,678

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.04%
Wayfair Inc. Class Aa	14	$944

		944
INTERNET SOFTWARE & SERVICES — 0.24%
CoStar Group Inc.[a]	12	3,219
Pandora Media Inc.[a]	86	662
Zillow Group Inc. Class Aa	18	723
Zillow Group Inc. Class Ca	36	1,447

		6,051
IT SERVICES — 1.68%
Black Knight Financial Services Inc. Class Aa	10	430
Booz Allen Hamilton Holding Corp.	56	2,094
Broadridge Financial Solutions Inc.	44	3,556
CoreLogic Inc./U.S.[a]	32	1,479
CSRA Inc.	62	2,001
DST Systems Inc.	24	1,317
Fiserv Inc.[a]	82	10,575
Jack Henry & Associates Inc.	30	3,084
Leidos Holdings Inc.	54	3,198
Paychex Inc.	124	7,435
Square Inc. Class Aa	103	2,967
Vantiv Inc. Class Aa	62	4,369

		42,505
MACHINERY — 0.07%
Trinity Industries Inc.	58	1,850

		1,850
MARINE — 0.05%
Kirby Corp.[a]	20	1,319

		1,319
MEDIA — 5.14%
Cable One Inc.	2	1,444
CBS Corp. Class B NVS	136	7,888
Charter Communications Inc. Class Aa	74	26,893
Comcast Corp. Class A	1,818	69,957
DISH Network Corp. Class Aa	84	4,555
Liberty Broadband Corp. Class Aa	12	1,130
Liberty Broadband Corp. Class Ca	36	3,431
Liberty Media Corp.-Liberty Formula One Class Aa	10	365
Liberty Media Corp.-Liberty Formula One Class Ca	72	2,743
Liberty Media Corp.-Liberty SiriusXM Class Aa	34	1,425
Liberty Media Corp.-Liberty SiriusXM Class Ca	68	2,847
Madison Square Garden Co. (The)[a]	8	1,713
Regal Entertainment Group Class A	44	704
Sirius XM Holdings Inc.	564	3,113
TEGNA Inc.	82	1,093
Tribune Media Co. Class A	28	1,144

		130,445

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

September 30, 2017

Security	Shares	Value
METALS & MINING — 0.48%
Nucor Corp.	122	$6,837
Reliance Steel & Aluminum Co.	28	2,133
Steel Dynamics Inc.	90	3,102

		12,072
MORTGAGE REAL ESTATE INVESTMENT — 0.58%
AGNC Investment Corp.	133	2,883
Annaly Capital Management Inc.	374	4,559
Chimera Investment Corp.	66	1,249
MFA Financial Inc.	138	1,209
New Residential Investment Corp.	106	1,773
Starwood Property Trust Inc.	88	1,911
Two Harbors Investment Corp.	120	1,210

		14,794
MULTI-UTILITIES — 3.05%
Ameren Corp.	92	5,321
CenterPoint Energy Inc.	166	4,849
CMS Energy Corp.	108	5,003
Consolidated Edison Inc.	118	9,520
Dominion Energy Inc.	247	19,002
DTE Energy Co.	68	7,300
MDU Resources Group Inc.	74	1,920
NiSource Inc.	124	3,173
Public Service Enterprise Group Inc.	194	8,972
SCANA Corp.	50	2,425
Vectren Corp.	32	2,105
WEC Energy Group Inc.	122	7,659

		77,249
MULTILINE RETAIL — 1.43%
Dollar General Corp.	106	8,591
Dollar Tree Inc.[a]	88	7,640
Kohl’s Corp.	66	3,013
Macy’s Inc.	116	2,531
Nordstrom Inc.	44	2,075
Target Corp.	212	12,510

		36,360
OIL, GAS & CONSUMABLE FUELS — 5.54%
Andeavor	58	5,983
Antero Resources Corp.[a]	88	1,751
Cabot Oil & Gas Corp.	176	4,708
Centennial Resource Development Inc./DE Class Aa	42	755
Cheniere Energy Inc.[a]	78	3,513
Chesapeake Energy Corp.[a]	346	1,488
Cimarex Energy Co.	36	4,092
Concho Resources Inc.[a]	56	7,376
CONSOL Energy Inc.[a]	88	1,491
Continental Resources Inc./OKa	34	1,313

Security	Shares	Value
Diamondback Energy Inc.[a]	38	$3,722
Energen Corp.[a]	38	2,078
EOG Resources Inc.	222	21,476
EQT Corp.	66	4,306
Extraction Oil & Gas Inc.[a]	46	708
Gulfport Energy Corp.[a]	60	860
HollyFrontier Corp.	68	2,446
Kinder Morgan Inc./DE	738	14,155
Laredo Petroleum Inc.[a]	62	802
Marathon Petroleum Corp.	198	11,104
Newfield Exploration Co.[a]	76	2,255
ONEOK Inc.	138	7,646
Parsley Energy Inc. Class Aa	88	2,318
PBF Energy Inc. Class A	42	1,160
Pioneer Natural Resources Co.	66	9,738
QEP Resources Inc.[a]	92	788
Range Resources Corp.	94	1,840
Rice Energy Inc.[a]	40	1,158
RSP Permian Inc.[a]	50	1,729
SM Energy Co.	42	745
Southwestern Energy Co.[a]	194	1,185
Targa Resources Corp.	82	3,879
Whiting Petroleum Corp.[a]	138	753
Williams Companies Inc. (The)	316	9,483
WPX Energy Inc.[a]	152	1,748

		140,552
PHARMACEUTICALS — 0.13%
Akorn Inc.[a]	34	1,128
Endo International PLC[a]	86	737
Mallinckrodt PLC[a]	38	1,420

		3,285
PROFESSIONAL SERVICES — 0.19%
Verisk Analytics Inc. Class Aa	58	4,825

		4,825
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Howard Hughes Corp. (The)[a]	12	1,415
Realogy Holdings Corp.	48	1,582

		2,997
ROAD & RAIL — 3.09%
AMERCO	2	750
CSX Corp.	338	18,340
JB Hunt Transport Services Inc.	34	3,777
Landstar System Inc.	16	1,594
Norfolk Southern Corp.	112	14,811
Old Dominion Freight Line Inc.	24	2,643
Union Pacific Corp.	315	36,530

		78,445

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 PURE U.S. REVENUE ETF

September 30, 2017

Security	Shares	Value
SOFTWARE — 0.71%
Intuit Inc.	94	$13,361
Tyler Technologies Inc.[a]	14	2,441
Ultimate Software Group Inc. (The)[a]	12	2,275

		18,077
SPECIALTY RETAIL — 6.47%
Advance Auto Parts Inc.	28	2,778
AutoNation Inc.[a]	24	1,139
AutoZone Inc.[a]	11	6,546
Bed Bath & Beyond Inc.	54	1,267
Best Buy Co. Inc.	102	5,810
Burlington Stores Inc.[a]	26	2,482
CarMax Inc.[a]	70	5,307
Dick’s Sporting Goods Inc.	34	918
Home Depot Inc. (The)	466	76,219
L Brands Inc.	92	3,828
Lowe’s Companies Inc.	326	26,061
Michaels Companies Inc. (The)[a]	44	945
Murphy USA Inc.[a]	14	966
O’Reilly Automotive Inc.[a]	34	7,323
Ross Stores Inc.	148	9,556
Signet Jewelers Ltd.	26	1,730
Tractor Supply Co.	50	3,165
Ulta Salon Cosmetics & Fragrance Inc.[a]	24	5,425
Urban Outfitters Inc.[a]	32	765
Williams-Sonoma Inc.	34	1,695

		163,925
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
Carter’s Inc.	18	1,778

		1,778
THRIFTS & MORTGAGE FINANCE — 0.10%
New York Community Bancorp. Inc.	166	2,140
TFS Financial Corp.	18	290

		2,430
TOBACCO — 1.88%
Altria Group Inc.	750	47,565

		47,565
TRADING COMPANIES & DISTRIBUTORS — 0.61%
Fastenal Co.	110	5,014
HD Supply Holdings Inc.[a]	78	2,813
MSC Industrial Direct Co. Inc. Class A	16	1,209
United Rentals Inc.[a]	32	4,440
Watsco Inc.	12	1,933

		15,409

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.08%
Macquarie Infrastructure Corp.	30	$2,165

		2,165
WATER UTILITIES — 0.31%
American Water Works Co. Inc.	68	5,502
Aqua America Inc.	68	2,257

		7,759
WIRELESS TELECOMMUNICATION SERVICES — 0.40%
Sprint Corp.[a]	240	1,867
T-Mobile U.S. Inc.[a]	112	6,906
Telephone & Data Systems Inc.	38	1,060
U.S. Cellular Corp.[a]	6	212

		10,045

TOTAL COMMON STOCKS
(Cost: $2,493,104)		2,529,875

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[b,c]	2,848	2,848

		2,848

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,848)		2,848

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $2,495,952)		2,532,723
Other Assets, Less Liabilities — 0.10%		2,456

NET ASSETS — 100.00%		$2,535,179

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

21

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 55.22%

AEROSPACE & DEFENSE — 1.07%
BWX Technologies Inc.	86	$4,818
HEICO Corp.	22	1,976
HEICO Corp. Class A	44	3,353
Hexcel Corp.	82	4,708
Huntington Ingalls Industries Inc.	40	9,058
Orbital ATK Inc.	52	6,924
Spirit AeroSystems Holdings Inc. Class A	110	8,549
Teledyne Technologies Inc.[a]	32	5,094

		44,480
AIR FREIGHT & LOGISTICS — 0.16%
XPO Logistics Inc.[a]	100	6,778

		6,778
AIRLINES — 0.47%
Alaska Air Group Inc.	110	8,390
Copa Holdings SA Class A	28	3,487
JetBlue Airways Corp.[a]	302	5,596
Spirit Airlines Inc.[a]	64	2,138

		19,611
AUTO COMPONENTS — 0.83%
Adient PLC	86	7,223
Gentex Corp.	256	5,069
Goodyear Tire & Rubber Co. (The)	228	7,581
Lear Corp.	63	10,904
Visteon Corp.[a]	30	3,713

		34,490
AUTOMOBILES — 0.14%
Thor Industries Inc.	46	5,792

		5,792
BANKS — 2.59%
Associated Banc-Corp.	136	3,298
Bank of Hawaii Corp.	38	3,168
Bank of the Ozarks Inc.	104	4,997
BankUnited Inc.	94	3,344
BOK Financial Corp.	24	2,138
Commerce Bancshares Inc./MO	82	4,737
Cullen/Frost Bankers Inc.	52	4,936
East West Bancorp. Inc.	130	7,771
F.N.B. Corp.	290	4,069
First Hawaiian Inc.	48	1,454
First Horizon National Corp.	210	4,021
PacWest Bancorp.	110	5,556
People’s United Financial Inc.	310	5,623
Pinnacle Financial Partners Inc.	66	4,419
Popular Inc.	92	3,306

Security	Shares	Value
Prosperity Bancshares Inc.	60	$3,944
Signature Bank/New York NYa	50	6,402
SVB Financial Group[a]	48	8,980
Synovus Financial Corp.	110	5,067
TCF Financial Corp.	144	2,454
Webster Financial Corp.	84	4,414
Western Alliance Bancorp.[a]	88	4,671
Zions BanCorp.	182	8,587

		107,356
BIOTECHNOLOGY — 1.57%
ACADIA Pharmaceuticals Inc.[a]	88	3,315
Agios Pharmaceuticals Inc.[a]	38	2,537
Alkermes PLC[a]	138	7,016
Alnylam Pharmaceuticals Inc.[a]	73	8,577
Bioverativ Inc.[a]	98	5,593
Exelixis Inc.[a]	262	6,348
Intercept Pharmaceuticals Inc.[a]	19	1,103
Intrexon Corp.[a]	63	1,198
Ionis Pharmaceuticals Inc.[a]	112	5,678
Juno Therapeutics Inc.[a]	58	2,602
Neurocrine Biosciences Inc.[a]	80	4,902
OPKO Health Inc.[a,b]	300	2,058
Seattle Genetics Inc.[a]	93	5,060
TESARO Inc.[a]	34	4,389
United Therapeutics Corp.[a]	42	4,922

		65,298
BUILDING PRODUCTS — 1.05%
Allegion PLC	87	7,523
AO Smith Corp.	131	7,785
Armstrong World Industries Inc.[a]	40	2,050
Fortune Brands Home & Security Inc.	140	9,412
Lennox International Inc.	36	6,443
Owens Corning	101	7,813
USG Corp.[a]	80	2,612

		43,638
CAPITAL MARKETS — 1.79%
BGC Partners Inc. Class A	206	2,981
CBOE Holdings Inc.	100	10,763
E*TRADE Financial Corp.[a]	250	10,902
Eaton Vance Corp. NVS	100	4,937
FactSet Research Systems Inc.	36	6,484
Federated Investors Inc. Class B NVS	46	1,366
Lazard Ltd. Class A	109	4,929
Legg Mason Inc.	78	3,066
LPL Financial Holdings Inc.	80	4,126
MarketAxess Holdings Inc.	34	6,273
Morningstar Inc.	18	1,530
MSCI Inc.	82	9,586
SEI Investments Co.	122	7,449

		74,392

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value
CHEMICALS — 1.57%
Ashland Global Holdings Inc.	56	$3,662
Axalta Coating Systems Ltd.[a]	192	5,553
Cabot Corp.	56	3,125
CF Industries Holdings Inc.	212	7,454
Chemours Co. (The)	168	8,502
Huntsman Corp.	182	4,990
NewMarket Corp.	7	2,980
Olin Corp.	150	5,138
Platform Specialty Products Corp.[a]	200	2,230
RPM International Inc.	119	6,109
Scotts Miracle-Gro Co. (The) Class A	40	3,894
Valvoline Inc.	186	4,362
Westlake Chemical Corp.	32	2,659
WR Grace & Co.	62	4,473

		65,131
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Clean Harbors Inc.[a]	48	2,722
Copart Inc.[a]	180	6,186
KAR Auction Services Inc.	124	5,920
Pitney Bowes Inc.	168	2,354
Rollins Inc.	87	4,014

		21,196
COMMUNICATIONS EQUIPMENT — 0.64%
Arista Networks Inc.[a]	48	9,101
ARRIS International PLC[a]	160	4,558
Brocade Communications Systems Inc.	366	4,374
CommScope Holding Co. Inc.[a]	174	5,779
EchoStar Corp. Class Aa	44	2,518

		26,330
CONSTRUCTION & ENGINEERING — 0.60%
AECOM[a]	140	5,153
Fluor Corp.	128	5,389
Jacobs Engineering Group Inc.	108	6,293
Quanta Services Inc.[a]	134	5,008
Valmont Industries Inc.	20	3,162

		25,005
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	44	4,695

		4,695
CONSUMER FINANCE — 0.35%
Credit Acceptance Corp.[a]	10	2,802
Navient Corp.	256	3,845
OneMain Holdings Inc.[a]	48	1,353
Santander Consumer USA Holdings Inc.[a]	134	2,060
SLM Corp.[a]	390	4,473

		14,533

Security	Shares	Value
CONTAINERS & PACKAGING — 1.52%
AptarGroup Inc.	56	$4,833
Ardagh Group SA	33	707
Avery Dennison Corp.	80	7,867
Bemis Co. Inc.	82	3,737
Berry Global Group Inc.[a]	118	6,685
Crown Holdings Inc.[a]	120	7,166
Graphic Packaging Holding Co.	280	3,906
Owens-Illinois Inc.[a]	161	4,051
Packaging Corp. of America	86	9,862
Sealed Air Corp.	176	7,519
Silgan Holdings Inc.	68	2,001
Sonoco Products Co.	95	4,793

		63,127
DISTRIBUTORS — 0.10%
Pool Corp.	38	4,110

		4,110
DIVERSIFIED CONSUMER SERVICES — 0.55%
Bright Horizons Family Solutions Inc.[a]	46	3,966
Graham Holdings Co. Class B	4	2,340
H&R Block Inc.	188	4,978
Service Corp. International/U.S.	164	5,658
ServiceMaster Global Holdings Inc.[a]	122	5,701

		22,643
DIVERSIFIED FINANCIAL SERVICES — 0.16%
Voya Financial Inc.	170	6,781

		6,781
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.14%
Zayo Group Holdings Inc.[a]	168	5,783

		5,783
ELECTRIC UTILITIES — 0.95%
Alliant Energy Corp.	207	8,605
Great Plains Energy Inc.	196	5,939
Hawaiian Electric Industries Inc.	98	3,270
OGE Energy Corp.	182	6,558
Pinnacle West Capital Corp.	102	8,625
Westar Energy Inc.	129	6,398

		39,395
ELECTRICAL EQUIPMENT — 0.40%
Hubbell Inc.	50	5,801
Regal Beloit Corp.	40	3,160
Sensata Technologies Holding NVa	154	7,403

		16,364

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.99%
Arrow Electronics Inc.[a]	80	$6,433
Avnet Inc.	112	4,402
CDW Corp./DE	140	9,240
Cognex Corp.	76	8,381
Coherent Inc.[a]	23	5,409
Dolby Laboratories Inc. Class A	50	2,876
FLIR Systems Inc.	127	4,942
IPG Photonics Corp.[a]	34	6,292
Jabil Inc.	162	4,625
Keysight Technologies Inc.[a]	168	6,999
National Instruments Corp.	96	4,048
Trimble Inc.[a]	228	8,949
Universal Display Corp.	38	4,896
Zebra Technologies Corp. Class Aa	48	5,212

		82,704
ENERGY EQUIPMENT & SERVICES — 0.53%
Helmerich & Payne Inc.	96	5,003
Nabors Industries Ltd.	250	2,017
Oceaneering International Inc.	89	2,338
Patterson-UTI Energy Inc.	188	3,937
RPC Inc.	53	1,314
Transocean Ltd.[a]	354	3,809
Weatherford International PLC[a]	798	3,655

		22,073
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.82%
Alexandria Real Estate Equities Inc.	82	9,756
American Campus Communities Inc.	122	5,386
American Homes 4 Rent Class A	204	4,429
Apartment Investment & Management Co. Class A	142	6,228
Apple Hospitality REIT Inc.	190	3,593
Brandywine Realty Trust	156	2,728
Brixmor Property Group Inc.	276	5,189
Camden Property Trust	82	7,499
Colony NorthStar Inc. Class A	492	6,179
Columbia Property Trust Inc.	126	2,743
CoreCivic Inc.	106	2,838
CoreSite Realty Corp.	32	3,581
Corporate Office Properties Trust	90	2,955
CubeSmart	162	4,206
CyrusOne Inc.	79	4,655
DCT Industrial Trust Inc.	84	4,865
DDR Corp.	280	2,565
Douglas Emmett Inc.	132	5,203
Duke Realty Corp.	322	9,280
Empire State Realty Trust Inc. Class A	116	2,383
EPR Properties	58	4,045
Equity Commonwealth[a]	120	3,648
Equity LifeStyle Properties Inc.	74	6,296
Forest City Realty Trust Inc. Class A	221	5,638
Gaming and Leisure Properties Inc.	178	6,566

Security	Shares	Value
Healthcare Trust of America Inc. Class A	178	$5,304
Highwoods Properties Inc.	92	4,792
Hudson Pacific Properties Inc.	142	4,761
Invitation Homes Inc.	80	1,812
Iron Mountain Inc.	238	9,258
Kilroy Realty Corp.	88	6,259
Lamar Advertising Co. Class A	76	5,208
Liberty Property Trust	134	5,502
Life Storage Inc.	42	3,436
Medical Properties Trust Inc.	328	4,307
National Retail Properties Inc.	135	5,624
Omega Healthcare Investors Inc.	176	5,616
Outfront Media Inc.	126	3,173
Paramount Group Inc.	178	2,848
Park Hotels & Resorts Inc.	130	3,583
Piedmont Office Realty Trust Inc. Class A	147	2,964
Rayonier Inc.	116	3,351
Regency Centers Corp.	136	8,437
Retail Properties of America Inc. Class A	214	2,810
Spirit Realty Capital Inc.	438	3,754
STORE Capital Corp.	154	3,830
Sun Communities Inc.	68	5,826
Tanger Factory Outlet Centers Inc.	83	2,027
Taubman Centers Inc.	54	2,684
Uniti Group Inc.[a]	150	2,199
Weingarten Realty Investors	108	3,428
WP Carey Inc.	96	6,469

		241,716
FOOD & STAPLES RETAILING — 0.30%
Casey’s General Stores Inc.	36	3,940
Rite Aid Corp.[a]	952	1,866
Sprouts Farmers Market Inc.[a]	122	2,290
U.S. Foods Holding Corp.[a]	158	4,219

		12,315
FOOD PRODUCTS — 0.96%
Blue Buffalo Pet Products Inc.[a]	98	2,778
Flowers Foods Inc.	160	3,010
Hain Celestial Group Inc. (The)[a]	92	3,786
Ingredion Inc.	66	7,962
Lamb Weston Holdings Inc.	133	6,236
Pilgrim’s Pride Corp.[a]	48	1,364
Pinnacle Foods Inc.	108	6,174
Post Holdings Inc.[a]	60	5,296
TreeHouse Foods Inc.[a]	50	3,387

		39,993
GAS UTILITIES — 0.47%
Atmos Energy Corp.	94	7,881
National Fuel Gas Co.	74	4,189
UGI Corp.	157	7,357

		19,427

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.50%
ABIOMED Inc.[a]	38	$6,407
Alere Inc.[a]	78	3,977
Cooper Companies Inc. (The)	44	10,433
DexCom Inc.[a]	78	3,816
Hill-Rom Holdings Inc.	60	4,440
ResMed Inc.	127	9,774
STERIS PLC	76	6,718
Teleflex Inc.	42	10,163
West Pharmaceutical Services Inc.	67	6,449

		62,177
HEALTH CARE PROVIDERS & SERVICES — 0.67%
Acadia Healthcare Co. Inc.[a]	72	3,439
Brookdale Senior Living Inc.[a]	166	1,760
Envision Healthcare Corp.[a]	106	4,765
LifePoint Health Inc.[a]	34	1,968
MEDNAX Inc.[a]	88	3,794
Patterson Companies Inc.	82	3,169
Premier Inc. Class Aa	56	1,824
WellCare Health Plans Inc.[a]	42	7,213

		27,932
HEALTH CARE TECHNOLOGY — 0.24%
athenahealth Inc.[a]	36	4,477
Veeva Systems Inc. Class Aa	98	5,528

		10,005
HOTELS, RESTAURANTS & LEISURE — 1.19%
Aramark	220	8,934
Choice Hotels International Inc.	30	1,917
Domino’s Pizza Inc.	44	8,736
Dunkin’ Brands Group Inc.	84	4,459
Extended Stay America Inc.	173	3,460
Hilton Grand Vacations Inc.[a]	54	2,086
Hyatt Hotels Corp. Class Aa	43	2,657
International Game Technology PLC	98	2,406
Six Flags Entertainment Corp.	64	3,900
Vail Resorts Inc.	36	8,212
Wendy’s Co. (The)	166	2,578

		49,345
HOUSEHOLD DURABLES — 0.85%
CalAtlantic Group Inc.	69	2,527
Leggett & Platt Inc.	120	5,728
NVR Inc.[a]	3	8,565
PulteGroup Inc.	264	7,215
Tempur Sealy International Inc.[a]	42	2,710
Toll Brothers Inc.	138	5,723
Tupperware Brands Corp.	46	2,844

		35,312

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.13%
Energizer Holdings Inc.	56	$2,579
Spectrum Brands Holdings Inc.	25	2,648

		5,227
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.38%
Calpine Corp.[a]	324	4,779
NRG Energy Inc.	271	6,935
Vistra Energy Corp.	218	4,074

		15,788
INDUSTRIAL CONGLOMERATES — 0.14%
Carlisle Companies Inc.	58	5,817

		5,817
INSURANCE — 2.31%
American Financial Group Inc./OH	64	6,621
American National Insurance Co.	8	945
Arthur J Gallagher & Co.	162	9,971
Aspen Insurance Holdings Ltd.	54	2,182
Assurant Inc.	50	4,776
Assured Guaranty Ltd.	109	4,115
Axis Capital Holdings Ltd.	76	4,355
Brown & Brown Inc.	106	5,108
Erie Indemnity Co. Class A	24	2,894
Everest Re Group Ltd.	38	8,679
First American Financial Corp.	97	4,847
Hanover Insurance Group Inc. (The)	38	3,683
Mercury General Corp.	26	1,474
Old Republic International Corp.	220	4,332
ProAssurance Corp.	48	2,623
Reinsurance Group of America Inc.	58	8,093
Torchmark Corp.	105	8,409
Validus Holdings Ltd.	70	3,445
White Mountains Insurance Group Ltd.	4	3,428
WR Berkley Corp.	87	5,806

		95,786
INTERNET & DIRECT MARKETING RETAIL — 0.32%
Liberty Expedia Holdings Inc. Class Aa	50	2,655
Liberty Ventures Series Aa	72	4,144
TripAdvisor Inc.[a]	100	4,053
Wayfair Inc. Class Aa	36	2,426

		13,278
INTERNET SOFTWARE & SERVICES — 0.81%
CoStar Group Inc.[a]	30	8,048
GoDaddy Inc. Class Aa	103	4,482
IAC/InterActiveCorp[a]	64	7,525
LogMeIn Inc.	48	5,282

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value
Match Group Inc.[a]	34	$788
Pandora Media Inc.[a]	204	1,571
Zillow Group Inc. Class Aa	48	1,927
Zillow Group Inc. Class Ca	96	3,860

		33,483
IT SERVICES — 1.91%
Black Knight Financial Services Inc. Class Aa	26	1,119
Booz Allen Hamilton Holding Corp.	132	4,936
Broadridge Financial Solutions Inc.	107	8,648
Conduent Inc.[a]	172	2,695
CoreLogic Inc./U.S.[a]	76	3,513
CSRA Inc.	146	4,711
DST Systems Inc.	56	3,073
Euronet Worldwide Inc.[a]	46	4,360
Gartner Inc.[a]	80	9,953
Genpact Ltd.	130	3,738
Jack Henry & Associates Inc.	70	7,195
Leidos Holdings Inc.	129	7,639
Sabre Corp.	188	3,403
Square Inc. Class Aa	220	6,338
Teradata Corp.[a]	114	3,852
WEX Inc.[a]	36	4,040

		79,213
LEISURE PRODUCTS — 0.24%
Brunswick Corp./DE	76	4,254
Polaris Industries Inc.	54	5,650

		9,904
LIFE SCIENCES TOOLS & SERVICES — 0.78%
Bio-Rad Laboratories Inc. Class Aa	20	4,444
Bio-Techne Corp.	34	4,110
Bruker Corp.	106	3,154
Charles River Laboratories International Inc.[a]	44	4,753
PerkinElmer Inc.	100	6,897
QIAGEN NV	208	6,552
VWR Corp.[a]	78	2,583

		32,493
MACHINERY — 2.90%
AGCO Corp.	60	4,426
Allison Transmission Holdings Inc.	130	4,879
Colfax Corp.[a]	80	3,331
Crane Co.	46	3,679
Donaldson Co. Inc.	120	5,513
Flowserve Corp.	118	5,026
Gardner Denver Holdings Inc.[a]	38	1,046
Graco Inc.	50	6,184
IDEX Corp.	70	8,503
ITT Inc.	80	3,542
Lincoln Electric Holdings Inc.	54	4,951
Middleby Corp. (The)[a]	52	6,665
Nordson Corp.	52	6,162
Oshkosh Corp.	68	5,613

Security	Shares	Value
Snap-on Inc.	53	$7,897
Terex Corp.	82	3,692
Timken Co. (The)	70	3,398
Toro Co. (The)	96	5,958
Trinity Industries Inc.	136	4,338
WABCO Holdings Inc.[a]	46	6,808
Wabtec Corp./DE	78	5,908
Welbilt Inc.[a]	116	2,674
Xylem Inc./NY	163	10,209

		120,402
MARINE — 0.08%
Kirby Corp.[a]	48	3,166

		3,166
MEDIA — 1.12%
AMC Networks Inc. Class Aa	49	2,865
Cable One Inc.	4	2,888
Cinemark Holdings Inc.	96	3,476
Interpublic Group of Companies Inc. (The)	358	7,443
John Wiley & Sons Inc. Class A	40	2,140
Liberty Media Corp.-Liberty Formula One Class Aa	22	803
Liberty Media Corp.-Liberty Formula One Class Ca	169	6,437
Lions Gate Entertainment Corp. Class Aa	48	1,606
Lions Gate Entertainment Corp. Class Ba	90	2,861
Live Nation Entertainment Inc.[a]	122	5,313
Madison Square Garden Co. (The)[a]	18	3,854
Regal Entertainment Group Class A	102	1,632
TEGNA Inc.	194	2,586
Tribune Media Co. Class A	66	2,697

		46,601
METALS & MINING — 0.74%
Alcoa Corp.	168	7,832
Reliance Steel & Aluminum Co.	64	4,875
Royal Gold Inc.	60	5,162
Steel Dynamics Inc.	212	7,308
Tahoe Resources Inc.	278	1,465
U.S. Steel Corp.	158	4,054

		30,696
MORTGAGE REAL ESTATE INVESTMENT — 0.64%
AGNC Investment Corp.	344	7,458
Chimera Investment Corp.	170	3,216
MFA Financial Inc.	356	3,118
New Residential Investment Corp.	278	4,651
Starwood Property Trust Inc.	230	4,996
Two Harbors Investment Corp.	312	3,145

		26,584

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value
MULTI-UTILITIES — 0.23%
MDU Resources Group Inc.	176	$4,567
Vectren Corp.	76	4,999

		9,566
MULTILINE RETAIL — 0.29%
Kohl’s Corp.	156	7,121
Nordstrom Inc.	106	4,998

		12,119
OIL, GAS & CONSUMABLE FUELS — 2.27%
Antero Resources Corp.[a]	208	4,139
Centennial Resource Development Inc./DE Class Aa	100	1,797
Chesapeake Energy Corp.[a]	818	3,517
CONSOL Energy Inc.[a]	206	3,490
Diamondback Energy Inc.[a]	90	8,816
Energen Corp.[a]	88	4,812
Extraction Oil & Gas Inc.[a]	136	2,093
Gulfport Energy Corp.[a]	144	2,065
HollyFrontier Corp.	160	5,755
Kosmos Energy Ltd.[a]	209	1,664
Laredo Petroleum Inc.[a]	146	1,888
Murphy Oil Corp.	148	3,931
Newfield Exploration Co.[a]	180	5,341
Parsley Energy Inc. Class Aa	210	5,531
PBF Energy Inc. Class A	99	2,733
QEP Resources Inc.[a]	216	1,851
Range Resources Corp.	224	4,384
Rice Energy Inc.[a]	153	4,428
RSP Permian Inc.[a]	129	4,462
SM Energy Co.	100	1,774
Southwestern Energy Co.[a]	456	2,786
Targa Resources Corp.	193	9,129
Whiting Petroleum Corp.[a]	326	1,780
World Fuel Services Corp.	62	2,102
WPX Energy Inc.[a]	358	4,117

		94,385
PAPER & FOREST PRODUCTS — 0.06%
Domtar Corp.	56	2,430

		2,430
PERSONAL PRODUCTS — 0.26%
Edgewell Personal Care Co.[a]	52	3,784
Herbalife Ltd.[a]	62	4,206
Nu Skin Enterprises Inc. Class A	48	2,951

		10,941
PHARMACEUTICALS — 0.20%
Akorn Inc.[a]	91	3,020
Endo International PLC[a]	202	1,730

Security	Shares	Value
Mallinckrodt PLC[a]	90	$3,364

		8,114
PROFESSIONAL SERVICES — 0.54%
Dun & Bradstreet Corp. (The)	34	3,958
ManpowerGroup Inc.	62	7,305
Robert Half International Inc.	112	5,638
TransUnion[a]	118	5,577

		22,478
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.31%
Howard Hughes Corp. (The)[a]	32	3,774
Jones Lang LaSalle Inc.	42	5,187
Realogy Holdings Corp.	122	4,020

		12,981
ROAD & RAIL — 0.48%
AMERCO	5	1,874
Genesee & Wyoming Inc. Class Aa	56	4,145
Landstar System Inc.	38	3,787
Old Dominion Freight Line Inc.	56	6,166
Ryder System Inc.	48	4,058

		20,030
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.22%
Advanced Micro Devices Inc.[a]	750	9,563
Cavium Inc.[a]	60	3,956
Cypress Semiconductor Corp.	298	4,476
First Solar Inc.[a]	74	3,395
Marvell Technology Group Ltd.	364	6,516
Microsemi Corp.[a]	104	5,354
ON Semiconductor Corp.[a]	378	6,982
Teradyne Inc.	180	6,712
Versum Materials Inc.	98	3,804

		50,758
SOFTWARE — 2.14%
ANSYS Inc.[a]	78	9,573
Atlassian Corp. PLC Class Aa	66	2,320
Cadence Design Systems Inc.[a]	252	9,946
FireEye Inc.[a]	158	2,650
Fortinet Inc.[a]	134	4,803
Guidewire Software Inc.[a]	68	5,294
Manhattan Associates Inc.[a]	70	2,910
Nuance Communications Inc.[a]	260	4,087
PTC Inc.[a]	104	5,853
Splunk Inc.[a]	125	8,304
SS&C Technologies Holdings Inc.	156	6,263
Tableau Software Inc. Class Aa	54	4,044
Take-Two Interactive Software Inc.[a]	94	9,610
Tyler Technologies Inc.[a]	32	5,578

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2500 ETF

September 30, 2017

Security	Shares	Value
Ultimate Software Group Inc. (The)[a]	26	$4,930
Zynga Inc. Class Aa	684	2,585

		88,750
SPECIALTY RETAIL — 0.95%
AutoNation Inc.[a,b]	58	2,753
Bed Bath & Beyond Inc.	126	2,957
Burlington Stores Inc.[a]	64	6,110
Dick’s Sporting Goods Inc.	87	2,350
Floor & Decor Holdings Inc. Class Aa	19	740
Foot Locker Inc.	118	4,156
GameStop Corp. Class A	90	1,859
Michaels Companies Inc. (The)[a]	105	2,254
Murphy USA Inc.[a]	32	2,208
Penske Automotive Group Inc.	32	1,522
Sally Beauty Holdings Inc.[a]	124	2,428
Signet Jewelers Ltd.	62	4,126
Urban Outfitters Inc.[a]	78	1,864
Williams-Sonoma Inc.	78	3,889

		39,216
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.10%
NCR Corp.[a]	110	4,127

		4,127
TEXTILES, APPAREL & LUXURY GOODS — 0.57%
Carter’s Inc.	44	4,345
Lululemon Athletica Inc.[a]	88	5,478
Michael Kors Holdings Ltd.[a]	130	6,220
Ralph Lauren Corp.	52	4,591
Skechers U.S.A. Inc. Class Aa	118	2,961

		23,595
THRIFTS & MORTGAGE FINANCE — 0.15%
New York Community Bancorp. Inc.	430	5,543
TFS Financial Corp.	48	774

		6,317
TRADING COMPANIES & DISTRIBUTORS — 0.82%
Air Lease Corp.	88	3,750
HD Supply Holdings Inc.[a]	184	6,637
MSC Industrial Direct Co. Inc. Class A	40	3,023
United Rentals Inc.[a]	78	10,822
Univar Inc.[a]	94	2,719
Watsco Inc.	28	4,510
WESCO International Inc.[a]	44	2,563

		34,024
TRANSPORTATION INFRASTRUCTURE — 0.12%
Macquarie Infrastructure Corp.	70	5,053

		5,053

Security	Shares	Value
WATER UTILITIES — 0.14%
Aqua America Inc.	171	$5,675

		5,675
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Telephone & Data Systems Inc.	88	2,454
U.S. Cellular Corp.[a]	22	779

		3,233

TOTAL COMMON STOCKS
(Cost: $2,191,734)		2,292,157

INVESTMENT COMPANIES — 44.59%
iShares Russell 2000 ETF[c]	12,492	1,851,065

TOTAL INVESTMENT COMPANIES
(Cost: $1,738,471)		1,851,065

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	4,924	4,925
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	663	663

		5,588

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,588)		5,588

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $3,935,793)		4,148,810
Other Assets, Less Liabilities — 0.05%		2,253

NET ASSETS — 100.00%		$4,151,063

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

28

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.34%
AAR Corp.	10,742	$405,833
Aerojet Rocketdyne Holdings Inc.[a]	20,695	724,532
Aerovironment Inc.[a,b]	5,830	315,520
Arconic Inc.	117,779	2,930,341
Astronics Corp.[a]	7,853	233,627
Axon Enterprise Inc.[a,b]	15,645	354,672
Boeing Co. (The)	168,062	42,723,041
BWX Technologies Inc.	27,698	1,551,642
Cubic Corp.	7,376	376,176
Curtiss-Wright Corp.	13,397	1,400,522
DigitalGlobe Inc.[a]	19,734	695,623
Ducommun Inc.[a]	3,020	96,791
Engility Holdings Inc.[a]	4,500	156,060
Esterline Technologies Corp.[a]	7,846	707,317
General Dynamics Corp.	78,337	16,104,520
HEICO Corp.[b]	7,862	706,086
HEICO Corp. Class A	14,085	1,073,277
Hexcel Corp.	26,793	1,538,454
Huntington Ingalls Industries Inc.	13,629	3,086,151
KeyW Holding Corp. (The)[a,b]	17,064	129,857
KLX Inc.[a]	14,997	793,791
Kratos Defense & Security Solutions Inc.[a]	21,458	280,671
L3 Technologies Inc.	23,389	4,407,189
Lockheed Martin Corp.	75,583	23,452,649
Mercury Systems Inc.[a]	14,161	734,673
Moog Inc. Class Aa	9,413	785,327
National Presto Industries Inc.	1,305	138,917
Northrop Grumman Corp.	48,655	13,999,017
Orbital ATK Inc.	17,560	2,338,290
Raytheon Co.	87,813	16,384,150
Rockwell Collins Inc.	49,016	6,406,881
Sparton Corp.[a]	2,929	67,982
Spirit AeroSystems Holdings Inc. Class A	36,460	2,833,671
Teledyne Technologies Inc.[a]	10,735	1,708,797
Textron Inc.	80,097	4,315,626
TransDigm Group Inc.	14,575	3,726,099
Triumph Group Inc.	14,596	434,231
United Technologies Corp.	225,182	26,139,127
Vectrus Inc.[a]	2,950	90,978
Wesco Aircraft Holdings Inc.[a,b]	14,764	138,782

		184,486,890
AIR FREIGHT & LOGISTICS — 0.67%
Air Transport Services Group Inc.[a]	14,901	362,690
Atlas Air Worldwide Holdings Inc.[a]	7,489	492,776
CH Robinson Worldwide Inc.	42,718	3,250,840
Echo Global Logistics Inc.[a,b]	7,561	142,525
Expeditors International of Washington Inc.	53,800	3,220,468
FedEx Corp.	74,673	16,844,735
Forward Air Corp.	8,421	481,934
Hub Group Inc. Class Aa	10,543	452,822
Radiant Logistics Inc.[a]	9,661	51,300
United Parcel Service Inc. Class B	208,146	24,996,253

Security	Shares	Value
XPO Logistics Inc.[a,b]	35,193	$2,385,382

		52,681,725
AIRLINES — 0.49%
Alaska Air Group Inc.	36,298	2,768,449
Allegiant Travel Co.	4,123	542,999
American Airlines Group Inc.	132,744	6,304,013
Copa Holdings SA Class A	9,387	1,168,963
Delta Air Lines Inc.	201,196	9,701,671
Hawaiian Holdings Inc.[a,b]	16,289	611,652
JetBlue Airways Corp.[a]	100,521	1,862,654
SkyWest Inc.	14,469	635,189
Southwest Airlines Co.	169,333	9,479,261
Spirit Airlines Inc.[a,b]	20,525	685,740
United Continental Holdings Inc.[a]	83,534	5,085,550

		38,846,141
AUTO COMPONENTS — 0.38%
Adient PLC	28,530	2,396,235
American Axle & Manufacturing Holdings Inc.[a]	23,796	418,334
BorgWarner Inc.	63,761	3,266,476
Cooper Tire & Rubber Co.	15,336	573,566
Cooper-Standard Holdings Inc.[a]	5,448	631,804
Dana Inc.	42,532	1,189,195
Delphi Automotive PLC	80,760	7,946,784
Dorman Products Inc.[a,b]	8,503	608,985
Fox Factory Holding Corp.[a]	10,487	451,990
Gentex Corp.	86,487	1,712,443
Gentherm Inc.[a]	11,953	444,054
Goodyear Tire & Rubber Co. (The)	75,598	2,513,633
Horizon Global Corp.[a]	9,447	166,645
LCI Industries	7,048	816,511
Lear Corp.	20,371	3,525,813
Modine Manufacturing Co.[a,b]	13,513	260,125
Motorcar Parts of America Inc.[a]	6,187	182,269
Shiloh Industries Inc.[a,b]	6,149	63,950
Standard Motor Products Inc.	5,905	284,916
Stoneridge Inc.[a]	7,780	154,122
Superior Industries International Inc.	6,446	107,326
Tenneco Inc.	15,771	956,826
Tower International Inc.	5,726	155,747
Visteon Corp.[a]	9,395	1,162,819
VOXX International Corp.[a]	10,570	90,373

		30,080,941
AUTOMOBILES — 0.61%
Ford Motor Co.	1,178,721	14,109,290
General Motors Co.	398,596	16,095,307
Harley-Davidson Inc.	52,745	2,542,836
Tesla Inc.[a,b]	39,187	13,366,686
Thor Industries Inc.	15,191	1,912,699
Winnebago Industries Inc.	10,509	470,278

		48,497,096
BANKS — 6.65%
1st Source Corp.	4,587	233,020
Access National Corp.[b]	3,875	111,058
ACNB Corp.	1,781	49,334
Allegiance Bancshares Inc.[a,b]	4,016	147,789

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
American National Bankshares Inc.	2,201	$90,681
Ameris Bancorp.	11,376	546,048
Ames National Corp.	2,262	67,521
Arrow Financial Corp.	3,276	112,531
Associated Banc-Corp.	45,863	1,112,178
Atlantic Capital Bancshares Inc.[a]	5,112	92,783
Banc of California Inc.[b]	14,180	294,235
BancFirst Corp.	5,419	307,528
Banco Latinoamericano de Comercio Exterior SA Class E	8,042	236,756
Bancorp. Inc. (The)[a]	18,906	156,353
BancorpSouth Inc.	25,483	816,730
Bank of America Corp.	2,975,386	75,396,281
Bank of Commerce Holdings	6,864	78,936
Bank of Hawaii Corp.	12,824	1,069,009
Bank of Marin Bancorp.	1,391	95,284
Bank of NT Butterfield & Son Ltd. (The)	16,108	590,197
Bank of the Ozarks Inc.	36,365	1,747,338
BankUnited Inc.	31,952	1,136,533
Bankwell Financial Group Inc.	1,716	63,389
Banner Corp.	10,042	615,374
Bar Harbor Bankshares	4,907	153,884
BB&T Corp.	244,356	11,470,071
BCB Bancorp. Inc.	4,904	68,411
Berkshire Hills Bancorp. Inc.	11,996	464,845
Blue Hills Bancorp. Inc.	8,079	155,117
BOK Financial Corp.	7,160	637,813
Boston Private Financial Holdings Inc.	26,594	440,131
Bridge Bancorp. Inc.	5,046	171,312
Brookline Bancorp. Inc.	25,217	390,863
Bryn Mawr Bank Corp.	5,573	244,097
Byline Bancorp Inc.[a]	3,621	76,982
C&F Financial Corp.	956	52,580
Cadence BanCorp[a]	3,442	78,891
California First National Bancorp.	720	13,032
Camden National Corp.	4,266	186,168
Capital Bank Financial Corp. Class A	9,612	394,573
Capital City Bank Group Inc.	3,168	76,064
Capstar Financial Holdings Inc.[a]	893	17,485
Carolina Financial Corp.	5,255	188,549
Cathay General Bancorp.	21,884	879,737
CenterState Bank Corp.	16,789	449,945
Central Pacific Financial Corp.	8,258	265,742
Central Valley Community Bancorp.	2,541	56,664
Century Bancorp. Inc./MA Class A	976	78,178
Chemical Financial Corp.	21,226	1,109,271
Chemung Financial Corp.	934	43,991
CIT Group Inc.	40,886	2,005,458
Citigroup Inc.	822,781	59,849,090
Citizens & Northern Corp.	3,336	81,932
Citizens Financial Group Inc.	150,714	5,707,539
City Holding Co.[b]	4,166	299,577
Civista Bancshares Inc.	3,926	87,707
CNB Financial Corp./PA	3,550	96,986
CoBiz Financial Inc.	9,778	192,040

Security	Shares	Value
Codorus Valley Bancorp. Inc.	2,364	$72,598
Columbia Banking System Inc.	17,804	749,726
Comerica Inc.	53,680	4,093,637
Commerce Bancshares Inc./MO	26,412	1,525,821
Commerce Union Bancshares Inc.	3,277	75,961
Community Bank System Inc.[b]	15,282	844,330
Community Bankers Trust Corp.[a]	9,277	85,348
Community Financial Corp. (The )	1,966	69,537
Community Trust Bancorp. Inc.	4,392	204,228
ConnectOne Bancorp. Inc.	7,786	191,536
County Bancorp. Inc.	1,388	41,709
CU Bancorp.[a]	4,820	186,895
Cullen/Frost Bankers Inc.	17,296	1,641,736
Customers Bancorp. Inc.[a]	8,997	293,482
CVB Financial Corp.	29,807	720,435
DNB Financial Corp.	2,169	76,349
Eagle Bancorp. Inc.[a]	9,713	651,257
East West Bancorp. Inc.	43,676	2,610,951
Enterprise Bancorp. Inc./MA	2,717	98,654
Enterprise Financial Services Corp.	6,896	292,046
Equity Bancshares Inc. Class Aa	4,276	152,140
Evans Bancorp. Inc.	1,885	81,432
F.N.B. Corp.	98,902	1,387,595
Farmers & Merchants Bancorp. Inc./Archbold OHb	3,044	110,954
Farmers Capital Bank Corp.	2,768	116,394
Farmers National Banc Corp.	7,321	110,181
FB Financial Corp.[a]	2,990	112,783
FCB Financial Holdings Inc. Class Aa,b	9,756	471,215
Fidelity Southern Corp.	6,908	163,305
Fifth Third Bancorp.	226,461	6,336,379
Financial Institutions Inc.	3,915	112,752
First Bancorp. Inc./ME	2,368	71,774
First BanCorp./Puerto Rico[a]	49,088	251,331
First Bancorp./Southern Pines NC	6,925	238,289
First Bancshares Inc. (The)	2,754	83,033
First Busey Corp.	12,510	392,314
First Business Financial Services Inc.	2,226	50,642
First Citizens BancShares Inc./NC Class A	2,195	820,689
First Commonwealth Financial Corp.	30,869	436,179
First Community Bancshares Inc./VA	5,089	148,141
First Connecticut Bancorp. Inc./Farmington CT	5,022	134,339
First Financial Bancorp.	19,145	500,642
First Financial Bankshares Inc.	18,424	832,765
First Financial Corp./IN	3,206	152,606
First Financial Northwest Inc.	2,712	46,077
First Foundation Inc.[a]	7,831	140,097
First Guaranty Bancshares Inc.	2,866	77,210
First Hawaiian Inc.	16,001	484,670
First Horizon National Corp.	68,011	1,302,411
First Internet Bancorp.	1,492	48,192
First Interstate BancSystem Inc.	6,752	258,264
First Merchants Corp.	11,826	507,690
First Mid-Illinois Bancshares Inc.	3,900	149,760
First Midwest Bancorp. Inc./IL	30,571	715,973
First Northwest Bancorp.[a]	3,257	55,695
First of Long Island Corp. (The)	7,561	230,232

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
First Republic Bank/CA	46,854	$4,894,369
Flushing Financial Corp.	8,659	257,345
FNB Bancorp./CAb	2,916	98,911
Franklin Financial Network Inc.[a]	3,829	136,504
Fulton Financial Corp.	52,416	982,800
German American Bancorp. Inc.	7,448	283,247
Glacier Bancorp. Inc.	22,755	859,229
Great Southern Bancorp. Inc.	2,990	166,394
Great Western Bancorp. Inc.	17,154	708,117
Green Bancorp. Inc.[a,b]	7,008	165,739
Guaranty Bancorp.	7,263	201,911
Hancock Holding Co.	24,938	1,208,246
Hanmi Financial Corp.	8,744	270,627
HarborOne Bancorp Inc.[a]	4,305	80,977
Heartland Financial USA Inc.	7,628	376,823
Heritage Commerce Corp.	11,484	163,417
Heritage Financial Corp./WA	8,326	245,617
Hilltop Holdings Inc.	23,267	604,942
Home BancShares Inc./AR	47,440	1,196,437
HomeTrust Bancshares Inc.[a]	6,252	160,364
Hope Bancorp Inc.	39,503	699,598
Horizon Bancorp./IN	5,096	148,650
Howard Bancorp. Inc.[a]	4,056	84,770
Huntington Bancshares Inc./OH	327,495	4,571,830
IBERIABANK Corp.	15,034	1,235,043
Independent Bank Corp./MI	6,376	144,416
Independent Bank Corp./Rockland MA	8,384	625,866
Independent Bank Group Inc.	5,635	339,790
International Bancshares Corp.	16,834	675,043
Investar Holding Corp.	3,363	81,048
Investors Bancorp. Inc.	77,628	1,058,846
JPMorgan Chase & Co.	1,067,433	101,950,526
KeyCorp	329,312	6,197,652
Lakeland Bancorp. Inc.	13,103	267,301
Lakeland Financial Corp.	6,918	337,045
LCNB Corp.	2,555	53,527
LegacyTexas Financial Group Inc.	13,739	548,461
Live Oak Bancshares Inc.	6,722	157,631
M&T Bank Corp.	43,605	7,022,149
Macatawa Bank Corp.	7,754	79,556
MainSource Financial Group Inc.	8,376	300,363
MB Financial Inc.	25,208	1,134,864
MBT Financial Corp.	5,240	57,378
Mercantile Bank Corp.	5,445	190,030
Middlefield Banc Corp.[b]	1,527	70,395
Midland States Bancorp. Inc.	4,594	145,538
MidSouth Bancorp. Inc.	6,651	80,145
MidWestOne Financial Group Inc.	4,184	141,252
MutualFirst Financial Inc.	1,641	63,096
National Bank Holdings Corp. Class A	8,284	295,656
National Bankshares Inc.	1,962	88,192
National Commerce Corp.[a]	3,697	158,232
NBT Bancorp. Inc.	12,308	451,950
Nicolet Bankshares Inc.[a]	2,037	117,189
Northrim BanCorp. Inc.	1,991	69,585
Norwood Financial Corp.[b]	2,728	83,259

Security	Shares	Value
OFG Bancorp.	12,847	$117,550
Ohio Valley Banc Corp.	2,211	80,480
Old Line Bancshares Inc.	2,436	68,208
Old National Bancorp./IN	38,498	704,513
Old Point Financial Corp.	2,486	80,546
Old Second Bancorp. Inc.	8,785	118,158
Opus Bank	5,577	133,848
Orrstown Financial Services Inc.	2,172	54,083
Pacific Continental Corp.	5,146	138,685
Pacific Mercantile Bancorp.[a]	4,486	41,047
Pacific Premier Bancorp. Inc.[a]	12,308	464,627
PacWest Bancorp.	36,331	1,835,079
Paragon Commercial Corp.[a]	1,679	94,796
Park National Corp.	4,108	443,623
Park Sterling Corp.	15,307	190,113
Parke Bancorp. Inc.	3,554	78,899
Peapack Gladstone Financial Corp.	5,533	186,683
Penns Woods Bancorp. Inc.	1,062	49,351
People’s United Financial Inc.	102,379	1,857,155
People’s Utah Bancorp.	5,149	167,085
Peoples Bancorp. Inc./OH	3,916	131,538
Peoples Bancorp. of North Carolina Inc.	2,529	90,083
Peoples Financial Services Corp.	2,136	102,101
Pinnacle Financial Partners Inc.	21,870	1,464,196
PNC Financial Services Group Inc. (The)[c]	146,024	19,679,654
Popular Inc.	29,945	1,076,223
Preferred Bank/Los Angeles CA	3,304	199,396
Premier Financial Bancorp. Inc.	2,783	60,642
Prosperity Bancshares Inc.	19,677	1,293,369
QCR Holdings Inc.	3,340	151,970
Regions Financial Corp.	362,528	5,521,301
Renasant Corp.	12,785	548,476
Republic Bancorp. Inc./KY Class A	2,846	110,681
Republic First Bancorp. Inc.[a,b]	18,272	169,016
S&T Bancorp. Inc.	10,776	426,514
Sandy Spring Bancorp. Inc.	7,004	290,246
Seacoast Banking Corp. of Florida[a]	11,971	285,987
ServisFirst Bancshares Inc.	13,189	512,393
Shore Bancshares Inc.	3,650	60,773
Sierra Bancorp.	3,272	88,835
Signature Bank/New York NYa	16,094	2,060,676
Simmons First National Corp. Class A	9,805	567,709
SmartFinancial Inc.[a,b]	3,174	76,366
South State Corp.	8,655	779,383
Southern First Bancshares Inc.[a]	1,719	62,486
Southern National Bancorp. of Virginia Inc.	7,838	133,168
Southside Bancshares Inc.	7,652	278,227
Southwest Bancorp. Inc.	5,369	147,916
State Bank Financial Corp.	11,850	339,502
Sterling Bancorp./DE	38,471	948,310
Stock Yards Bancorp. Inc.	6,996	265,848
Summit Financial Group Inc.	2,425	62,226
Sun Bancorp. Inc./NJ	2,155	53,552
Sunshine Bancorp. Inc.[a]	3,475	80,759
SunTrust Banks Inc.	145,773	8,712,852
SVB Financial Group[a]	15,668	2,931,326

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Synovus Financial Corp.	36,454	$1,679,071
TCF Financial Corp.	48,687	829,626
Texas Capital Bancshares Inc.[a]	14,772	1,267,438
Tompkins Financial Corp.	4,102	353,346
TowneBank/Portsmouth VA	16,647	557,674
TriCo Bancshares	5,524	225,103
TriState Capital Holdings Inc.[a,b]	6,390	146,331
Triumph Bancorp. Inc.[a]	6,020	194,145
Trustmark Corp.	19,625	649,980
Two River Bancorp.	4,290	85,028
U.S. Bancorp.	477,586	25,593,834
UMB Financial Corp.	13,063	973,063
Umpqua Holdings Corp.	67,568	1,318,252
Union Bankshares Corp.	12,410	438,073
Union Bankshares Inc./Morrisville VTb	1,137	55,031
United Bankshares Inc./WV	30,087	1,117,732
United Community Banks Inc./GA	20,287	578,991
United Security Bancshares/Fresno CA	7,853	74,604
Unity Bancorp. Inc.	4,590	90,882
Univest Corp. of Pennsylvania	8,281	264,992
Valley National Bancorp.	76,721	924,488
Veritex Holdings Inc.[a]	5,354	144,344
Washington Trust Bancorp. Inc.	4,136	236,786
WashingtonFirst Bankshares Inc.	2,471	87,943
Webster Financial Corp.	27,494	1,444,810
Wells Fargo & Co.	1,355,721	74,768,013
WesBanco Inc.	12,595	516,647
West Bancorp. Inc.	4,297	104,847
Westamerica Bancorp.	7,773	462,804
Western Alliance Bancorp.[a]	29,002	1,539,426
Wintrust Financial Corp.	16,605	1,300,338
Xenith Bankshares Inc.[a]	2,684	87,230
Zions BanCorp.	59,836	2,823,062

		523,852,043
BEVERAGES — 1.67%
Boston Beer Co. Inc. (The) Class Aa,b	2,483	387,845
Brown-Forman Corp. Class A	17,038	948,846
Brown-Forman Corp. Class B	53,183	2,887,837
Castle Brands Inc.[a]	45,022	60,330
Coca-Cola Bottling Co. Consolidated	1,274	274,866
Coca-Cola Co. (The)	1,159,688	52,197,557
Constellation Brands Inc. Class A	48,786	9,730,368
Craft Brew Alliance Inc.[a,b]	2,944	51,667
Dr Pepper Snapple Group Inc.	54,803	4,848,421
MGP Ingredients Inc.[b]	4,415	267,681
Molson Coors Brewing Co. Class B	52,525	4,288,141
Monster Beverage Corp.[a]	124,435	6,875,034
National Beverage Corp.	3,908	484,787
PepsiCo Inc.	431,140	48,041,930
Primo Water Corp.[a,b]	6,224	73,754

		131,419,064
BIOTECHNOLOGY — 3.44%
AbbVie Inc.	480,668	42,712,158
Abeona Therapeutics Inc.[a,b]	7,270	123,954

Security	Shares	Value
ACADIA Pharmaceuticals Inc.[a,b]	29,606	$1,115,258
Acceleron Pharma Inc.[a]	9,221	344,128
Achaogen Inc.[a,b]	8,684	138,510
Achillion Pharmaceuticals Inc.[a]	32,941	147,905
Acorda Therapeutics Inc.[a,b]	11,686	276,374
Adamas Pharmaceuticals Inc.[a,b]	3,570	75,577
Aduro Biotech Inc.[a]	9,760	103,944
Advaxis Inc.[a,b]	8,302	34,702
Agenus Inc.[a,b]	25,621	112,989
Agios Pharmaceuticals Inc.[a,b]	12,498	834,241
Aileron Therapeutics Inc.[a]	6,595	88,241
Aimmune Therapeutics Inc.[a,b]	9,478	234,960
Akebia Therapeutics Inc.[a]	10,139	199,434
Alder Biopharmaceuticals Inc.[a,b]	13,538	165,841
Alexion Pharmaceuticals Inc.[a]	65,726	9,220,701
Alkermes PLC[a]	46,055	2,341,436
Alnylam Pharmaceuticals Inc.[a]	24,162	2,838,793
AMAG Pharmaceuticals Inc.[a]	10,108	186,493
Amgen Inc.	221,994	41,390,781
Amicus Therapeutics Inc.[a]	43,972	663,098
AnaptysBio Inc.[a]	1,499	52,390
Anavex Life Sciences Corp.[a,b]	9,601	39,748
Ardelyx Inc.[a]	7,905	44,268
Arena Pharmaceuticals Inc.[a]	11,099	283,025
Array BioPharma Inc.[a]	49,633	610,486
Asterias Biotherapeutics Inc.[a]	3,041	10,339
Atara Biotherapeutics Inc.[a,b]	5,408	89,502
Athenex Inc.[a,b]	4,745	83,085
Athersys Inc.[a,b]	22,391	46,125
Audentes Therapeutics Inc.[a]	6,012	168,396
Avexis Inc.[a,b]	7,352	711,159
Axovant Sciences Ltd.[a,b]	9,424	64,837
Bellicum Pharmaceuticals Inc.[a,b]	8,607	99,411
BioCryst Pharmaceuticals Inc.[a,b]	19,864	104,087
Biogen Inc.[a]	63,968	20,029,660
Biohaven Pharmaceutical Holding Co. Ltd.[a,b]	2,991	111,804
BioMarin Pharmaceutical Inc.[a,b]	52,575	4,893,155
BioSpecifics Technologies Corp.[a]	1,032	48,009
BioTime Inc.[a,b]	22,109	62,790
Bioverativ Inc.[a]	32,830	1,873,608
Bluebird Bio Inc.[a,b]	13,419	1,843,100
Blueprint Medicines Corp.[a,b]	11,626	809,983
Calithera Biosciences Inc.[a]	9,161	144,286
Calyxt Inc.[a,b]	2,956	72,392
Cara Therapeutics Inc.[a,b]	6,457	88,396
Cascadian Therapeutics Inc.[a]	21,199	86,704
Catalyst Pharmaceuticals Inc.[a]	28,074	70,746
Celgene Corp.[a]	233,766	34,087,758
Celldex Therapeutics Inc.[a,b]	29,115	83,269
ChemoCentryx Inc.[a]	7,008	51,999
Chimerix Inc.[a,b]	13,083	68,686
Clovis Oncology Inc.[a,b]	12,968	1,068,563
Coherus Biosciences Inc.[a,b]	9,553	127,533
Conatus Pharmaceuticals Inc.[a]	14,894	81,768
Concert Pharmaceuticals Inc.[a]	4,514	66,582

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Corbus Pharmaceuticals Holdings Inc.[a,b]	13,248	$94,723
Corvus Pharmaceuticals Inc.[a,b]	984	15,685
Curis Inc.[a]	29,363	43,751
Cytokinetics Inc.[a]	12,467	180,772
CytomX Therapeutics Inc.[a,b]	10,584	192,311
Dyax Corp.[a,d]	40,743	93,301
Dynavax Technologies Corp.[a]	15,639	336,239
Eagle Pharmaceuticals Inc./DEa	2,354	140,393
Edge Therapeutics Inc.[a,b]	9,563	102,611
Editas Medicine Inc.[a]	10,110	242,741
Emergent BioSolutions Inc.[a]	9,749	394,347
Enanta Pharmaceuticals Inc.[a]	4,505	210,834
Epizyme Inc.[a,b]	10,941	208,426
Esperion Therapeutics Inc.[a,b]	5,193	260,273
Exact Sciences Corp.[a,b]	33,472	1,577,201
Exelixis Inc.[a]	87,023	2,108,567
FibroGen Inc.[a]	19,860	1,068,468
Five Prime Therapeutics Inc.[a,b]	8,439	345,239
Flexion Therapeutics Inc.[a,b]	8,677	209,810
Fortress Biotech Inc.[a,b]	9,987	44,143
Foundation Medicine Inc.[a,b]	4,088	164,338
G1 Therapeutics Inc.[a]	2,958	73,625
Genocea Biosciences Inc.[a]	14,435	21,075
Genomic Health Inc.[a]	6,806	218,405
Geron Corp.[a]	39,812	86,790
Gilead Sciences Inc.	392,500	31,800,350
Global Blood Therapeutics Inc.[a,b]	11,057	343,320
Halozyme Therapeutics Inc.[a,b]	31,776	551,949
Heron Therapeutics Inc.[a]	12,439	200,890
Idera Pharmaceuticals Inc.[a,b]	32,543	72,571
Ignyta Inc.[a,b]	12,955	159,994
Immune Design Corp.[a]	4,593	47,538
ImmunoGen Inc.[a,b]	23,521	179,936
Immunomedics Inc.[a,b]	34,404	480,968
Incyte Corp.[a]	50,782	5,928,291
Inovio Pharmaceuticals Inc.[a]	17,576	111,432
Insmed Inc.[a]	22,324	696,732
Insys Therapeutics Inc.[a,b]	6,974	61,929
Intellia Therapeutics Inc.[a]	5,718	142,092
Intercept Pharmaceuticals Inc.[a,b]	5,745	333,440
Intrexon Corp.[a,b]	17,440	331,534
Invitae Corp.[a]	11,385	106,677
Ionis Pharmaceuticals Inc.[a,b]	37,188	1,885,432
Iovance Biotherapeutics Inc.[a]	11,871	92,000
Ironwood Pharmaceuticals Inc.[a]	39,950	630,012
Jounce Therapeutics Inc.[a]	1,909	29,742
Juno Therapeutics Inc.[a]	18,419	826,276
Karyopharm Therapeutics Inc.[a]	6,703	73,599
Keryx Biopharmaceuticals Inc.[a]	27,830	197,593
Kindred Biosciences Inc.[a]	9,697	76,121
Kite Pharma Inc.[a]	14,631	2,630,800
La Jolla Pharmaceutical Co.[a,b]	5,841	203,150
Lexicon Pharmaceuticals Inc.[a,b]	10,728	131,847
Ligand Pharmaceuticals Inc.[a]	6,261	852,435
Loxo Oncology Inc.[a,b]	5,987	551,522
MacroGenics Inc.[a,b]	9,957	184,005

Security	Shares	Value
Matinas BioPharma Holdings Inc.[a,b]	28,195	$37,217
MediciNova Inc.[a]	8,717	55,527
Merrimack Pharmaceuticals Inc.[b]	3,105	45,147
MiMedx Group Inc.[a]	30,427	361,473
Minerva Neurosciences Inc.[a]	4,670	35,492
Miragen Therapeutics Inc.[a]	9,108	83,338
Momenta Pharmaceuticals Inc.[a]	21,642	400,377
Myriad Genetics Inc.[a]	18,382	665,061
NantKwest Inc.[a,b]	12,786	70,067
Natera Inc.[a,b]	9,200	118,588
Neurocrine Biosciences Inc.[a,b]	26,030	1,595,118
NewLink Genetics Corp.[a,b]	6,527	66,445
Novavax Inc.[a,b]	76,878	87,641
Novelion Therapeutics Inc.[a]	7,653	53,801
Nymox Pharmaceutical Corp.[a,b]	20,576	78,600
OPKO Health Inc.[a,b]	94,683	649,525
Organovo Holdings Inc.[a,b]	36,849	81,805
Otonomy Inc.[a]	9,653	31,372
Ovid therapeutics Inc.[a]	6,035	51,720
PDL BioPharma Inc.[a]	50,433	170,968
Pieris Pharmaceuticals Inc.[a]	16,760	96,538
Portola Pharmaceuticals Inc.[a]	16,576	895,601
Progenics Pharmaceuticals Inc.[a,b]	23,589	173,615
Protagonist Therapeutics Inc.[a]	2,227	39,351
Prothena Corp. PLC[a,b]	11,473	743,106
PTC Therapeutics Inc.[a,b]	9,519	190,475
Puma Biotechnology Inc.[a]	8,850	1,059,787
Ra Pharmaceuticals Inc.[a,b]	2,434	35,536
Radius Health Inc.[a,b]	11,198	431,683
Regeneron Pharmaceuticals Inc.[a]	23,619	10,560,527
REGENXBIO Inc.[a]	9,065	298,692
Repligen Corp.[a]	11,222	430,027
Retrophin Inc.[a,b]	10,704	266,423
Rigel Pharmaceuticals Inc.[a]	50,437	128,110
Sage Therapeutics Inc.[a]	10,341	644,244
Sangamo Therapeutics Inc.[a,b]	21,258	318,870
Sarepta Therapeutics Inc.[a,b]	17,748	805,049
Seattle Genetics Inc.[a,b]	29,429	1,601,232
Selecta Biosciences Inc.[a]	1,466	26,755
Seres Therapeutics Inc.[a]	5,062	81,194
Spark Therapeutics Inc.[a,b]	8,001	713,369
Spectrum Pharmaceuticals Inc.[a]	25,013	351,933
Stemline Therapeutics Inc.[a]	7,868	87,335
Syndax Pharmaceuticals Inc.[a,b]	1,362	15,935
Synergy Pharmaceuticals Inc.[a,b]	65,133	188,886
Syros Pharmaceuticals Inc.[a]	5,149	75,793
TESARO Inc.[a,b]	11,169	1,441,918
TG Therapeutics Inc.[a,b]	15,580	184,623
Tocagen Inc.[a]	5,125	63,858
Trevena Inc.[a]	12,930	32,972
Ultragenyx Pharmaceutical Inc.[a,b]	11,892	633,368
United Therapeutics Corp.[a,b]	12,973	1,520,306
Vanda Pharmaceuticals Inc.[a]	14,149	253,267
VBI Vaccines Inc.[a]	17,735	68,280
Veracyte Inc.[a]	11,571	101,478
Versartis Inc.[a,b]	8,071	19,774

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Vertex Pharmaceuticals Inc.[a]	76,150	$11,577,846
Voyager Therapeutics Inc.[a,b]	6,781	139,621
vTv Therapeutics Inc. Class Aa,b	1,770	10,585
XBiotech Inc.[a,b]	5,650	24,691
Xencor Inc.[a,b]	11,370	260,600
ZIOPHARM Oncology Inc.[a]	35,516	218,068

		271,426,015
BUILDING PRODUCTS — 0.47%
AAON Inc.	11,689	402,978
Advanced Drainage Systems Inc.	9,378	189,905
Allegion PLC	28,695	2,481,257
American Woodmark Corp.[a]	4,392	422,730
AO Smith Corp.	43,167	2,565,415
Apogee Enterprises Inc.	8,141	392,885
Armstrong Flooring Inc.[a]	5,567	87,680
Armstrong World Industries Inc.[a,b]	13,605	697,256
Builders FirstSource Inc.[a]	29,266	526,495
Caesarstone Ltd.[a]	7,044	209,911
Continental Building Products Inc.[a]	11,819	307,294
CSW Industrials Inc.[a]	4,242	188,133
Fortune Brands Home & Security Inc.	46,465	3,123,842
Gibraltar Industries Inc.[a]	9,362	291,626
Griffon Corp.	8,178	181,552
Insteel Industries Inc.	4,966	129,662
JELD-WEN Holding Inc.[a]	16,466	584,872
Johnson Controls International PLC	282,381	11,377,130
Lennox International Inc.	11,595	2,075,157
Masco Corp.	96,240	3,754,322
Masonite International Corp.[a]	9,401	650,549
NCI Building Systems Inc.[a]	13,085	204,126
Owens Corning	33,410	2,584,264
Patrick Industries Inc.[a]	4,476	376,432
PGT Innovations Inc.[a]	11,954	178,712
Ply Gem Holdings Inc.[a]	4,999	85,233
Quanex Building Products Corp.	10,423	239,208
Simpson Manufacturing Co. Inc.	11,774	577,397
Trex Co. Inc.[a]	9,310	838,552
Universal Forest Products Inc.	6,233	611,831
USG Corp.[a,b]	26,295	858,532

		37,194,938
CAPITAL MARKETS — 2.84%
Affiliated Managers Group Inc.	16,983	3,223,883
Ameriprise Financial Inc.	45,306	6,728,394
Arlington Asset Investment Corp. Class Ab	5,806	73,910
Artisan Partners Asset Management Inc. Class A	12,230	398,698
Associated Capital Group Inc.	1,881	67,152
B. Riley Financial Inc.	3,892	66,359
Bank of New York Mellon Corp. (The)	304,140	16,125,503
BGC Partners Inc. Class A	71,430	1,033,592
BlackRock Inc.[c]	37,515	16,772,581
CBOE Holdings Inc.	33,255	3,579,236
Charles Schwab Corp. (The)	357,344	15,630,227
CME Group Inc.	102,207	13,867,446

Security	Shares	Value
Cohen & Steers Inc.	7,047	$278,286
Cowen Inc. Class Aa,b	7,122	126,772
Diamond Hill Investment Group Inc.	822	174,552
Donnelley Financial Solutions Inc.[a]	7,832	168,858
E*TRADE Financial Corp.[a,b]	82,707	3,606,852
Eaton Vance Corp. NVS	33,655	1,661,547
Evercore Inc. Class A	11,310	907,627
FactSet Research Systems Inc.	11,613	2,091,617
Federated Investors Inc. Class B NVS	28,632	850,370
Fifth Street Asset Management Inc.	1,763	6,876
Financial Engines Inc.[b]	16,874	586,371
Franklin Resources Inc.	100,847	4,488,700
GAIN Capital Holdings Inc.	11,376	72,693
GAMCO Investors Inc. Class A	1,811	53,895
Goldman Sachs Group Inc. (The)	110,756	26,270,216
Greenhill & Co. Inc.	8,484	140,834
Hamilton Lane Inc. Class A	4,128	110,837
Houlihan Lokey Inc.	6,263	245,071
Interactive Brokers Group Inc. Class A	20,669	930,932
Intercontinental Exchange Inc.	176,330	12,113,871
INTL. FCStone Inc.[a]	4,020	154,046
Invesco Ltd.	121,055	4,241,767
Investment Technology Group Inc.	10,490	232,249
Ladenburg Thalmann Financial Services Inc.	29,533	85,055
Lazard Ltd. Class A	36,136	1,634,070
Legg Mason Inc.	26,012	1,022,532
LPL Financial Holdings Inc.	26,180	1,350,103
MarketAxess Holdings Inc.	11,132	2,053,965
Medley Management Inc.	1,701	10,461
Moelis & Co. Class A	9,377	403,680
Moody’s Corp.	50,128	6,978,319
Morgan Stanley	398,291	19,185,677
Morningstar Inc.	5,968	507,220
MSCI Inc.	26,784	3,131,050
Nasdaq Inc.	34,187	2,651,886
Northern Trust Corp.	63,083	5,799,220
OM Asset Management PLC	17,424	259,966
Oppenheimer Holdings Inc. Class A	2,923	50,714
Piper Jaffray Companies	4,271	253,484
PJT Partners Inc. Class A	5,222	200,055
Pzena Investment Management Inc. Class A	3,185	34,685
Raymond James Financial Inc.	39,206	3,306,242
S&P Global Inc.	77,765	12,155,447
Safeguard Scientifics Inc.[a,b]	6,050	80,767
SEI Investments Co.	40,765	2,489,111
Silvercrest Asset Management Group Inc.	2,073	30,162
State Street Corp.	112,919	10,788,281
Stifel Financial Corp.	20,629	1,102,826
T Rowe Price Group Inc.	70,989	6,435,153
TD Ameritrade Holding Corp.	77,124	3,763,651
Value Line Inc.	318	5,603
Virtu Financial Inc. Class A	9,529	154,370
Virtus Investment Partners Inc.	2,021	234,537

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Waddell & Reed Financial Inc. Class A	23,568	$473,010
Westwood Holdings Group Inc.	1,933	130,033
Wins Finance Holdings Inc.[a,b]	383	80,430
WisdomTree Investments Inc.	31,445	320,110

		224,243,695
CHEMICALS — 2.28%
A Schulman Inc.	8,361	285,528
AdvanSix Inc.[a]	9,101	361,765
AgroFresh Solutions Inc.[a]	6,468	45,470
Air Products & Chemicals Inc.	64,475	9,749,909
Albemarle Corp.	33,130	4,515,950
American Vanguard Corp.	7,776	178,070
Ashland Global Holdings Inc.	18,839	1,231,882
Axalta Coating Systems Ltd.[a]	64,011	1,851,198
Balchem Corp.	9,537	775,263
Cabot Corp.	18,006	1,004,735
Calgon Carbon Corp.	16,128	345,139
Celanese Corp. Series A	41,214	4,297,384
CF Industries Holdings Inc.	69,501	2,443,655
Chase Corp.	1,844	205,422
Chemours Co. (The)	55,462	2,806,932
Codexis Inc.[a,b]	9,826	65,343
Core Molding Technologies Inc.	3,751	82,297
DowDuPont Inc.	704,235	48,754,189
Eastman Chemical Co.	43,569	3,942,559
Ecolab Inc.	77,400	9,954,414
Ferro Corp.[a,b]	25,573	570,278
Flotek Industries Inc.[a]	15,821	73,568
FMC Corp.	40,055	3,577,312
FutureFuel Corp.	5,495	86,491
GCP Applied Technologies Inc.[a]	20,823	639,266
Hawkins Inc.	2,514	102,571
HB Fuller Co.	15,569	903,936
Huntsman Corp.	60,781	1,666,615
Ingevity Corp.[a]	12,803	799,803
Innophos Holdings Inc.	6,209	305,421
Innospec Inc.	7,466	460,279
International Flavors & Fragrances Inc.	23,681	3,384,252
Intrepid Potash Inc.[a,b]	36,068	157,256
KMG Chemicals Inc.	2,198	120,626
Koppers Holdings Inc.[a]	6,022	277,915
Kraton Corp.[a,b]	9,237	373,544
Kronos Worldwide Inc.	5,660	129,218
LSB Industries Inc.[a,b]	5,324	42,273
LyondellBasell Industries NV Class A	98,180	9,724,729
Minerals Technologies Inc.	10,140	716,391
Monsanto Co.	132,290	15,850,988
Mosaic Co. (The)	105,158	2,270,361
NewMarket Corp.	2,176	926,432
Olin Corp.	49,156	1,683,593
OMNOVA Solutions Inc.[a]	12,944	141,737
Platform Specialty Products Corp.[a,b]	66,604	742,635
PolyOne Corp.	24,134	966,084

Security	Shares	Value
PPG Industries Inc.	77,313	$8,400,831
Praxair Inc.	86,123	12,034,828
Quaker Chemical Corp.	4,094	605,707
Rayonier Advanced Materials Inc.	11,850	162,345
RPM International Inc.	40,073	2,057,348
Scotts Miracle-Gro Co. (The) Class A	13,024	1,267,756
Sensient Technologies Corp.	13,075	1,005,729
Sherwin-Williams Co. (The)	24,721	8,851,107
Stepan Co.	6,164	515,680
Trecora Resources[a,b]	5,587	74,307
Tredegar Corp.	6,710	120,780
Trinseo SA	13,283	891,289
Tronox Ltd. Class A	21,467	452,954
Valhi Inc.	5,442	13,224
Valvoline Inc.	62,080	1,455,776
Westlake Chemical Corp.	11,159	927,201
WR Grace & Co.	20,530	1,481,240

		179,908,780
COMMERCIAL SERVICES & SUPPLIES — 0.55%
ABM Industries Inc.	17,468	728,590
ACCO Brands Corp.[a]	31,898	379,586
Advanced Disposal Services Inc.[a]	13,129	330,720
Aqua Metals Inc.[a,b]	3,164	21,673
ARC Document Solutions Inc.[a]	10,328	42,242
Brady Corp. Class A	14,633	555,322
Brink’s Co. (The)	13,473	1,135,100
Casella Waste Systems Inc. Class Aa	10,542	198,190
CECO Environmental Corp.	7,470	63,196
Cintas Corp.	25,893	3,735,842
Clean Harbors Inc.[a]	15,534	880,778
CompX International Inc.	433	6,603
Copart Inc.[a]	60,340	2,073,886
Covanta Holding Corp.	34,215	508,093
Deluxe Corp.	14,486	1,056,899
Ennis Inc.	7,468	146,746
Essendant Inc.	11,518	151,692
Healthcare Services Group Inc.	21,145	1,141,196
Heritage-Crystal Clean Inc.[a]	6,056	131,718
Herman Miller Inc.	18,706	671,545
HNI Corp.	13,456	558,020
Hudson Technologies Inc.[a,b]	10,985	85,793
InnerWorkings Inc.[a,b]	12,538	141,053
Interface Inc.	20,054	439,183
KAR Auction Services Inc.	41,429	1,977,820
Kimball International Inc. Class B	9,300	183,861
Knoll Inc.	13,580	271,600
LSC Communications Inc.	11,445	188,957
Matthews International Corp. Class A	9,148	569,463
McGrath RentCorp	7,106	310,887
Mobile Mini Inc.	13,141	452,707
MSA Safety Inc.	10,159	807,742
Multi-Color Corp.[b]	3,910	320,424
NL Industries Inc.[a]	1,902	17,403
Pitney Bowes Inc.	56,892	797,057

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Quad/Graphics Inc.	9,985	$225,761
Republic Services Inc.	69,314	4,578,883
Rollins Inc.	29,705	1,370,589
RR Donnelley & Sons Co.	21,245	218,823
SP Plus Corp.[a]	4,365	172,418
Steelcase Inc. Class A	23,874	367,660
Stericycle Inc.[a]	25,398	1,819,005
Team Inc.[a,b]	7,794	104,050
Tetra Tech Inc.	17,941	835,154
U.S. Ecology Inc.	6,120	329,256
UniFirst Corp./MAb	4,866	737,199
Viad Corp.	5,586	340,187
VSE Corp.	2,256	128,276
Waste Management Inc.	132,940	10,405,214
West Corp.	11,875	278,706

		42,992,768
COMMUNICATIONS EQUIPMENT — 1.12%
Acacia Communications Inc.[a,b]	5,537	260,793
ADTRAN Inc.	16,193	388,632
Aerohive Networks Inc.[a]	2,731	11,170
Applied Optoelectronics Inc.[a,b]	5,957	385,239
Arista Networks Inc.[a,b]	15,942	3,022,763
ARRIS International PLC[a]	54,325	1,547,719
Brocade Communications Systems Inc.	125,445	1,499,068
CalAmp Corp.[a]	9,623	223,735
Calix Inc.[a]	11,311	57,121
Ciena Corp.[a,b]	40,824	896,903
Cisco Systems Inc.	1,512,873	50,877,919
Clearfield Inc.[a]	3,225	43,860
CommScope Holding Co. Inc.[a]	57,512	1,909,973
Comtech Telecommunications Corp.	5,112	104,949
Digi International Inc.[a]	7,406	78,504
EchoStar Corp. Class Aa	14,173	811,121
EMCORE Corp.[a]	8,184	67,109
Extreme Networks Inc.[a,b]	34,398	408,992
F5 Networks Inc.[a]	19,531	2,354,657
Finisar Corp.[a]	33,102	733,871
Harmonic Inc.[a]	28,695	87,520
Harris Corp.	36,722	4,835,553
Infinera Corp.[a]	43,543	386,226
InterDigital Inc./PA	10,260	756,675
Juniper Networks Inc.	113,429	3,156,729
KVH Industries Inc.[a]	4,146	49,545
Lumentum Holdings Inc.[a]	18,254	992,105
Motorola Solutions Inc.	49,283	4,182,648
NETGEAR Inc.[a]	10,234	487,138
NetScout Systems Inc.[a]	26,410	854,363
Oclaro Inc.[a,b]	49,582	427,893
Palo Alto Networks Inc.[a]	26,827	3,865,771
Plantronics Inc.	9,372	414,430
Quantenna Communications Inc.[a,b]	7,809	131,269
Sonus Networks Inc.[a]	15,567	119,087
Ubiquiti Networks Inc.[a,b]	6,835	382,897
ViaSat Inc.[a,b]	16,674	1,072,472

Security	Shares	Value
Viavi Solutions Inc.[a]	66,705	$631,029

		88,517,448
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a,b]	45,980	1,692,524
Aegion Corp.[a]	11,246	261,807
Ameresco Inc. Class Aa	5,627	43,891
Argan Inc.	4,389	295,160
Chicago Bridge & Iron Co. NVb	30,719	516,079
Comfort Systems USA Inc.	10,490	374,493
Dycom Industries Inc.[a,b]	9,498	815,688
EMCOR Group Inc.	17,269	1,198,123
Fluor Corp.	41,579	1,750,476
Granite Construction Inc.	12,059	698,819
Great Lakes Dredge & Dock Corp.[a]	16,900	81,965
HC2 Holdings Inc.[a,b]	7,530	39,758
IES Holdings Inc.[a,b]	2,290	39,617
Jacobs Engineering Group Inc.	35,578	2,073,130
KBR Inc.	42,118	753,070
Layne Christensen Co.[a,b]	5,325	66,829
MasTec Inc.[a]	19,248	893,107
MYR Group Inc.[a]	4,122	120,115
Northwest Pipe Co.[a,b]	4,775	90,821
NV5 Global Inc.[a,b]	3,130	171,054
Orion Group Holdings Inc.[a]	7,471	49,010
Primoris Services Corp.	13,140	386,579
Quanta Services Inc.[a]	44,770	1,673,055
Sterling Construction Co. Inc.[a,b]	7,739	117,865
Tutor Perini Corp.[a]	11,210	318,364
Valmont Industries Inc.	6,800	1,075,080

		15,596,479
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	13,974	1,491,026
Forterra Inc.[a,b]	5,532	24,894
Martin Marietta Materials Inc.	18,919	3,901,665
Summit Materials Inc. Class Aa,b	31,804	1,018,682
U.S. Concrete Inc.[a,b]	4,887	372,878
U.S. Lime & Minerals Inc.	387	32,508
Vulcan Materials Co.	39,600	4,736,160

		11,577,813
CONSUMER FINANCE — 0.74%
Ally Financial Inc.	135,366	3,283,979
American Express Co.	221,378	20,025,854
Capital One Financial Corp.	145,075	12,282,049
Credit Acceptance Corp.[a,b]	3,370	944,173
Discover Financial Services	112,264	7,238,783
Elevate Credit Inc.[a]	9,175	56,059
Encore Capital Group Inc.[a]	7,476	331,187
Enova International Inc.[a]	7,592	102,112
EZCORP Inc. Class Aa,b	13,600	129,200
FirstCash Inc.	13,727	866,860
Green Dot Corp. Class Aa	13,610	674,784
LendingClub Corp.[a]	95,404	581,010
Navient Corp.	79,891	1,199,963
Nelnet Inc. Class A	6,663	336,482
OneMain Holdings Inc.[a,b]	14,894	419,862
PRA Group Inc.[a]	14,041	402,275

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Regional Management Corp.[a]	3,134	$75,874
Santander Consumer USA Holdings Inc.[a,b]	44,497	683,919
SLM Corp.[a]	127,339	1,460,578
Synchrony Financial	241,179	7,488,608
World Acceptance Corp.[a]	1,490	123,506

		58,707,117
CONTAINERS & PACKAGING — 0.47%
AptarGroup Inc.	18,727	1,616,327
Ardagh Group SA	5,579	119,446
Avery Dennison Corp.	26,866	2,642,003
Ball Corp.	104,142	4,301,065
Bemis Co. Inc.	27,462	1,251,443
Berry Global Group Inc.[a]	38,686	2,191,562
Crown Holdings Inc.[a]	39,411	2,353,625
Graphic Packaging Holding Co.	91,661	1,278,671
Greif Inc. Class A NVS	7,276	425,937
Greif Inc. Class B	1,717	110,317
International Paper Co.	124,542	7,076,477
Myers Industries Inc.	7,524	157,628
Owens-Illinois Inc.[a]	50,063	1,259,585
Packaging Corp. of America	28,493	3,267,577
Sealed Air Corp.	58,393	2,494,549
Silgan Holdings Inc.	22,033	648,431
Sonoco Products Co.	30,234	1,525,305
UFP Technologies Inc.[a]	1,903	53,474
WestRock Co.	74,853	4,246,411

		37,019,833
DISTRIBUTORS — 0.12%
Core-Mark Holding Co. Inc.	12,952	416,277
Genuine Parts Co.	43,229	4,134,854
LKQ Corp.[a]	93,125	3,351,569
Pool Corp.	11,941	1,291,658
Weyco Group Inc.	1,884	53,468

		9,247,826
DIVERSIFIED CONSUMER SERVICES — 0.16%
Adtalem Global Education Inc.	19,666	705,026
American Public Education Inc.[a]	5,193	109,313
Ascent Capital Group Inc. Class Aa	4,052	52,838
Bridgepoint Education Inc.[a]	4,991	47,914
Bright Horizons Family Solutions Inc.[a]	15,233	1,313,237
Cambium Learning Group Inc.[a]	3,740	24,796
Capella Education Co.	3,127	219,359
Career Education Corp.[a]	18,941	196,797
Carriage Services Inc.	4,454	114,022
Chegg Inc.[a,b]	26,772	397,296
Collectors Universe Inc.	1,965	47,101
Graham Holdings Co. Class B	1,385	810,364
Grand Canyon Education Inc.[a]	13,945	1,266,485
H&R Block Inc.	62,110	1,644,673
Houghton Mifflin Harcourt Co.[a,b]	30,966	373,140
K12 Inc.[a]	10,076	179,756
Laureate Education Inc. Class Aa,b	10,497	152,731
Liberty Tax Inc.	1,258	18,115
Regis Corp.[a]	8,885	126,789
Service Corp. International/U.S.	55,654	1,920,063

Security	Shares	Value
ServiceMaster Global Holdings Inc.[a]	40,112	$1,874,434
Sotheby’sa	11,402	525,746
Strayer Education Inc.	3,314	289,213
Weight Watchers International Inc.[a]	9,103	396,436

		12,805,644
DIVERSIFIED FINANCIAL SERVICES — 1.42%
Berkshire Hathaway Inc. Class Ba	580,646	106,444,025
FNFV Group[a]	18,930	324,650
Leucadia National Corp.	98,090	2,476,772
Marlin Business Services Corp.	2,338	67,218
NewStar Financial Inc.	7,376	86,594
On Deck Capital Inc.[a]	17,584	82,117
Tiptree Inc.	12,684	79,275
Voya Financial Inc.	54,382	2,169,298

		111,729,949
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.88%
AT&T Inc.	1,856,918	72,735,478
ATN International Inc.	3,478	183,291
CenturyLink Inc.	163,829	3,096,368
Cincinnati Bell Inc.[a]	11,145	221,228
Cogent Communications Holdings Inc.	13,325	651,592
Consolidated Communications Holdings Inc.	18,510	353,171
Frontier Communications Corp.[b]	23,073	272,031
General Communication Inc. Class Aa	8,645	352,630
Globalstar Inc.[a,b]	132,704	216,307
Hawaiian Telcom Holdco Inc.[a]	2,963	88,357
IDT Corp. Class B	4,265	60,051
Intelsat SAa	6,321	29,709
Iridium Communications Inc.[a,b]	26,854	276,596
Level 3 Communications Inc.[a]	89,295	4,758,531
Lumos Networks Corp.[a]	7,851	140,690
Ooma Inc.[a]	9,220	97,271
ORBCOMM Inc.[a,b]	21,916	229,460
pdvWireless Inc.[a,b]	3,520	104,896
Straight Path Communications Inc. Class Ba	2,579	465,948
Verizon Communications Inc.	1,232,677	61,005,185
Vonage Holdings Corp.[a]	56,788	462,254
Windstream Holdings Inc.[b]	53,585	94,845
Zayo Group Holdings Inc.[a]	55,992	1,927,245

		147,823,134
ELECTRIC UTILITIES — 1.80%
ALLETE Inc.	15,090	1,166,306
Alliant Energy Corp.	69,341	2,882,505
American Electric Power Co. Inc.	148,599	10,437,594
Avangrid Inc.	16,776	795,518
Duke Energy Corp.	211,421	17,742,450
Edison International	95,890	7,399,831
El Paso Electric Co.	12,819	708,250
Entergy Corp.	54,525	4,163,529
Eversource Energy	95,562	5,775,767
Exelon Corp.	290,496	10,942,984
FirstEnergy Corp.	133,909	4,128,414
Genie Energy Ltd. Class B	3,554	23,279
Great Plains Energy Inc.	64,182	1,944,715
Hawaiian Electric Industries Inc.	33,589	1,120,865

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
IDACORP Inc.	15,112	$1,328,798
MGE Energy Inc.	10,864	701,814
NextEra Energy Inc.	141,131	20,682,748
OGE Energy Corp.	61,244	2,206,621
Otter Tail Corp.	12,086	523,928
PG&E Corp.	154,262	10,503,700
Pinnacle West Capital Corp.	33,480	2,831,069
PNM Resources Inc.	23,335	940,401
Portland General Electric Co.	27,328	1,247,250
PPL Corp.	207,325	7,867,984
Southern Co. (The)	300,513	14,767,209
Spark Energy Inc. Class Ab	1,730	25,950
Westar Energy Inc.	43,392	2,152,243
Xcel Energy Inc.	152,631	7,222,499

		142,234,221
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.	12,637	2,164,465
Allied Motion Technologies Inc.	1,797	45,536
AMETEK Inc.	68,421	4,518,523
Atkore International Group Inc.[a]	9,827	191,725
AZZ Inc.	7,690	374,503
Babcock & Wilcox Enterprises Inc.[a,b]	15,836	52,734
Eaton Corp. PLC	134,728	10,345,763
Emerson Electric Co.	193,786	12,177,512
Encore Wire Corp.	5,911	264,665
Energous Corp.[a,b]	4,352	55,096
EnerSys	13,272	918,024
Generac Holdings Inc.[a,b]	19,411	891,547
General Cable Corp.	13,992	263,749
Hubbell Inc.	16,192	1,878,596
LSI Industries Inc.	5,378	35,549
Plug Power Inc.[a,b]	82,425	215,129
Powell Industries Inc.	2,459	73,746
Preformed Line Products Co.	753	50,677
Regal Beloit Corp.	13,638	1,077,402
Rockwell Automation Inc.	38,710	6,898,509
Sensata Technologies Holding NVa,b	50,977	2,450,464
Sunrun Inc.[a,b]	29,631	164,452
Thermon Group Holdings Inc.[a]	10,120	182,059
TPI Composites Inc.[a]	1,800	40,212
Vicor Corp.[a]	5,403	127,511
Vivint Solar Inc.[a]	5,852	19,897

		45,478,045
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.77%
Akoustis Technologies Inc.[a,b]	8,641	56,339
Amphenol Corp. Class A	90,018	7,619,124
Anixter International Inc.[a]	8,754	744,090
Arrow Electronics Inc.[a]	26,643	2,142,364
Avnet Inc.	37,007	1,454,375
AVX Corp.	13,665	249,113
Badger Meter Inc.	8,250	404,250
Bel Fuse Inc. Class B	3,121	97,375
Belden Inc.	12,320	992,130
Benchmark Electronics Inc.[a]	16,257	555,177

Security	Shares	Value
CDW Corp./DE	46,192	$3,048,672
Cognex Corp.	24,841	2,739,465
Coherent Inc.[a,b]	7,371	1,733,438
Control4 Corp.[a]	8,080	238,037
Corning Inc.	269,114	8,051,891
CTS Corp.	9,515	229,311
Daktronics Inc.	10,311	108,987
Dolby Laboratories Inc. Class A	17,292	994,636
Electro Scientific Industries Inc.[a]	8,121	113,044
ePlus Inc.[a]	4,350	402,157
Fabrinet[a]	10,652	394,763
FARO Technologies Inc.[a]	4,891	187,081
Fitbit Inc. Class Aa,b	52,283	363,890
FLIR Systems Inc.	40,974	1,594,298
II-VI Inc.[a,b]	18,804	773,785
Insight Enterprises Inc.[a]	10,202	468,476
IPG Photonics Corp.[a]	10,858	2,009,381
Iteris Inc.[a]	12,619	83,916
Itron Inc.[a]	10,700	828,715
Jabil Inc.	53,611	1,530,594
KEMET Corp.[a,b]	13,678	289,016
Keysight Technologies Inc.[a]	55,610	2,316,713
Kimball Electronics Inc.[a]	6,995	151,442
Knowles Corp.[a]	28,414	433,882
Littelfuse Inc.	6,740	1,320,231
Maxwell Technologies Inc.[a,b]	9,289	47,653
Mesa Laboratories Inc.[b]	805	120,203
Methode Electronics Inc.	10,662	451,536
MTS Systems Corp.	4,483	239,616
Napco Security Technologies Inc.[a,b]	8,361	81,102
National Instruments Corp.	31,846	1,342,946
Novanta Inc.[a]	10,539	459,500
OSI Systems Inc.[a]	5,546	506,738
Park Electrochemical Corp.	5,978	110,593
PC Connection Inc.	2,486	70,080
PCM Inc.[a]	4,326	60,564
Plexus Corp.[a]	9,804	549,808
Radisys Corp.[a]	10,490	14,371
Rogers Corp.[a]	5,167	688,658
Sanmina Corp.[a]	21,268	790,106
ScanSource Inc.[a]	7,717	336,847
SYNNEX Corp.	8,865	1,121,511
Systemax Inc.	3,290	86,955
Tech Data Corp.[a]	10,651	946,341
Trimble Inc.[a]	76,328	2,995,874
TTM Technologies Inc.[a]	27,663	425,180
Universal Display Corp.[b]	12,387	1,596,065
VeriFone Systems Inc.[a]	32,312	655,287
Vishay Intertechnology Inc.	38,882	730,982
Vishay Precision Group Inc.[a]	3,362	82,033
Zebra Technologies Corp. Class Aa	15,760	1,711,221

		60,941,928
ENERGY EQUIPMENT & SERVICES — 0.84%
Archrock Inc.	19,620	246,231
Atwood Oceanics Inc.[a]	22,463	210,928

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Baker Hughes a GE Co.	128,262	$4,696,954
Basic Energy Services Inc.[a]	5,295	102,194
Bristow Group Inc.	10,201	95,379
C&J Energy Services Inc.[a]	13,894	416,403
CARBO Ceramics Inc.[a,b]	5,518	47,620
Diamond Offshore Drilling Inc.[a,b]	19,213	278,589
Dril-Quip Inc.[a,b]	11,454	505,694
Ensco PLC Class A	87,894	524,727
Era Group Inc.[a]	6,045	67,644
Exterran Corp.[a]	9,792	309,525
Fairmount Santrol Holdings Inc.[a,b]	49,198	235,166
Forum Energy Technologies Inc.[a,b]	20,570	327,063
Frank’s International NVb	18,226	140,705
Geospace Technologies Corp.[a]	3,542	63,118
Gulf Island Fabrication Inc.	7,176	91,135
Halliburton Co.	261,096	12,018,249
Helix Energy Solutions Group Inc.[a]	41,074	303,537
Helmerich & Payne Inc.	31,952	1,665,019
Independence Contract Drilling Inc.[a]	13,012	49,446
Keane Group Inc.[a]	9,230	153,956
Key Energy Services Inc.[a,b]	4,311	56,776
Mammoth Energy Services Inc.[a,b]	4,738	79,883
Matrix Service Co.[a]	7,292	110,838
McDermott International Inc.[a,b]	87,358	635,093
Nabors Industries Ltd.	81,560	658,189
National Oilwell Varco Inc.	115,259	4,118,204
Natural Gas Services Group Inc.[a]	3,341	94,884
NCS Multistage Holdings Inc.[a,b]	3,455	83,196
Newpark Resources Inc.[a]	25,447	254,470
Noble Corp. PLC[a]	68,584	315,486
Oceaneering International Inc.	28,333	744,308
Oil States International Inc.[a]	15,179	384,788
Parker Drilling Co.[a,b]	33,827	37,210
Patterson-UTI Energy Inc.	62,735	1,313,671
PHI Inc. NVS[a]	3,863	45,429
Pioneer Energy Services Corp.[a]	17,261	44,016
ProPetro Holding Corp.[a,b]	7,562	108,515
RigNet Inc.[a,b]	3,429	58,979
Rowan Companies PLC Class Aa	38,944	500,430
RPC Inc.[b]	17,265	427,999
Schlumberger Ltd.	419,602	29,271,436
SEACOR Holdings Inc.[a]	4,329	199,610
SEACOR Marine Holdings Inc.[a,b]	4,352	68,065
Smart Sand Inc.[a]	5,229	35,453
Superior Energy Services Inc.[a]	44,631	476,659
Tesco Corp.[a]	11,283	61,492
TETRA Technologies Inc.[a]	33,740	96,496
Transocean Ltd.[a,b]	118,160	1,271,402
U.S. Silica Holdings Inc.[b]	24,514	761,650
Unit Corp.[a]	16,361	336,709
Weatherford International PLC[a,b]	265,801	1,217,369
Willbros Group Inc.[a,b]	12,724	40,971

		66,458,958

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.84%
Acadia Realty Trust	24,161	$691,488
Agree Realty Corp.	7,433	364,812
Alexander & Baldwin Inc.	13,734	636,296
Alexander’s Inc.[b]	692	293,470
Alexandria Real Estate Equities Inc.[b]	27,973	3,327,948
Altisource Residential Corp.	15,976	177,493
American Assets Trust Inc.	12,135	482,609
American Campus Communities Inc.	40,879	1,804,808
American Homes 4 Rent Class A	72,471	1,573,345
American Tower Corp.	127,367	17,408,522
Apartment Investment & Management Co. Class A	47,746	2,094,140
Apple Hospitality REIT Inc.[b]	63,223	1,195,547
Armada Hoffler Properties Inc.	12,025	166,065
Ashford Hospitality Prime Inc.[b]	9,063	86,098
Ashford Hospitality Trust Inc.	21,254	141,764
AvalonBay Communities Inc.	41,546	7,412,637
Bluerock Residential Growth REIT Inc.[b]	5,643	62,412
Boston Properties Inc.	46,325	5,692,416
Brandywine Realty Trust[b]	51,065	893,127
Brixmor Property Group Inc.	92,120	1,731,856
Camden Property Trust	27,480	2,513,046
CareTrust REIT Inc.	23,734	451,895
CatchMark Timber Trust Inc. Class A	10,679	134,662
CBL & Associates Properties Inc.[b]	52,951	444,259
Cedar Realty Trust Inc.	25,440	142,973
Chatham Lodging Trust[b]	11,226	239,338
Chesapeake Lodging Trust	17,733	478,259
City Office REIT Inc.	7,932	109,224
Clipper Realty Inc.	1,710	18,314
Colony NorthStar Inc. Class A	163,496	2,053,510
Columbia Property Trust Inc.	36,971	804,859
Community Healthcare Trust Inc.	3,750	101,100
CoreCivic Inc.	34,925	934,942
CorEnergy Infrastructure Trust Inc.[b]	4,448	157,237
CoreSite Realty Corp.	10,446	1,168,907
Corporate Office Properties Trust	29,100	955,353
Cousins Properties Inc.	125,182	1,169,200
Crown Castle International Corp.	121,192	12,116,776
CubeSmart	53,871	1,398,491
CyrusOne Inc.	26,088	1,537,366
DCT Industrial Trust Inc.	28,170	1,631,606
DDR Corp.	91,710	840,064
DiamondRock Hospitality Co.	61,003	667,983
Digital Realty Trust Inc.	61,269	7,249,961
Douglas Emmett Inc.	44,407	1,750,524
Duke Realty Corp.	107,176	3,088,812
Easterly Government Properties Inc.	9,659	199,652
EastGroup Properties Inc.	10,033	884,108
Education Realty Trust Inc.	21,859	785,394
Empire State Realty Trust Inc. Class Ab	39,262	806,441
EPR Properties	18,637	1,299,744

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Equinix Inc.	23,420	$10,452,346
Equity Commonwealth[a]	36,982	1,124,253
Equity LifeStyle Properties Inc.	24,505	2,084,885
Equity Residential	107,471	7,085,563
Essex Property Trust Inc.	19,604	4,980,004
Extra Space Storage Inc.[b]	36,747	2,936,820
Farmland Partners Inc.[b]	9,878	89,297
Federal Realty Investment Trust	21,424	2,661,075
First Industrial Realty Trust Inc.	34,156	1,027,754
First Potomac Realty Trust[b]	16,629	185,247
Forest City Realty Trust Inc. Class Ab	76,129	1,942,051
Four Corners Property Trust Inc.	17,940	447,065
Franklin Street Properties Corp.[b]	32,259	342,591
Gaming and Leisure Properties Inc.	59,477	2,194,107
GEO Group Inc. (The)	36,671	986,450
Getty Realty Corp.	7,412	212,057
GGP Inc.	185,722	3,857,446
Gladstone Commercial Corp.	7,289	162,326
Global Medical REIT Inc.	4,454	39,997
Global Net Lease Inc.[b]	19,885	435,283
Government Properties Income Trust	17,884	335,683
Gramercy Property Trust	45,427	1,374,167
HCP Inc.	140,925	3,921,943
Healthcare Realty Trust Inc.	36,849	1,191,697
Healthcare Trust of America Inc. Class A	59,130	1,762,074
Hersha Hospitality Trust	11,081	206,882
Highwoods Properties Inc.	31,142	1,622,187
Hospitality Properties Trust	45,146	1,286,210
Host Hotels & Resorts Inc.	221,030	4,086,845
Hudson Pacific Properties Inc.	47,028	1,576,849
Independence Realty Trust Inc.[b]	20,384	207,305
InfraREIT Inc.[a]	11,359	254,101
Investors Real Estate Trust[b]	35,836	218,958
Invitation Homes Inc.[b]	26,556	601,493
Iron Mountain Inc.	78,768	3,064,075
iStar Inc.[a,b]	18,315	216,117
JBG SMITH Properties[a]	25,827	883,542
Jernigan Capital Inc.[b]	3,137	64,465
Kilroy Realty Corp.	28,650	2,037,588
Kimco Realty Corp.	126,140	2,466,037
Kite Realty Group Trust	23,801	481,970
Lamar Advertising Co. Class A	24,520	1,680,356
LaSalle Hotel Properties	34,137	990,656
Lexington Realty Trust	66,974	684,474
Liberty Property Trust	44,107	1,811,033
Life Storage Inc.[b]	14,331	1,172,419
LTC Properties Inc.	11,371	534,210
Macerich Co. (The)	41,212	2,265,424
Mack-Cali Realty Corp.	27,738	657,668
MedEquities Realty Trust Inc.	6,736	79,148
Medical Properties Trust Inc.	109,022	1,431,459
Mid-America Apartment Communities Inc.	34,427	3,679,558
Monmouth Real Estate Investment Corp.	19,335	313,034

Security	Shares	Value
National Health Investors Inc.[b]	12,033	$930,031
National Retail Properties Inc.	44,768	1,865,035
National Storage Affiliates Trust	12,433	301,376
New Senior Investment Group Inc.	24,975	228,521
NexPoint Residential Trust Inc.	5,063	120,145
NorthStar Realty Europe Corp.	17,468	223,765
Omega Healthcare Investors Inc.[b]	58,657	1,871,745
One Liberty Properties Inc.	3,257	79,341
Outfront Media Inc.	41,274	1,039,279
Paramount Group Inc.[b]	60,138	962,208
Park Hotels & Resorts Inc.[b]	43,429	1,196,903
Parkway Inc.	12,684	292,113
Pebblebrook Hotel Trust[b]	20,636	745,785
Pennsylvania REIT	20,034	210,157
Physicians Realty Trust	52,191	925,346
Piedmont Office Realty Trust Inc. Class Ab	43,671	880,407
Potlatch Corp.	11,494	586,194
Preferred Apartment Communities Inc. Class A	7,180	135,558
Prologis Inc.	158,656	10,068,310
PS Business Parks Inc.	6,075	811,012
Public Storage[b]	44,548	9,532,827
QTS Realty Trust Inc. Class A	13,667	715,604
Quality Care Properties Inc.[a]	28,050	434,775
RAIT Financial Trust[b]	24,409	17,819
Ramco-Gershenson Properties Trust	21,942	285,465
Rayonier Inc.	38,288	1,106,140
Realty Income Corp.[b]	82,702	4,729,727
Regency Centers Corp.	45,017	2,792,855
Retail Opportunity Investments Corp.	33,408	635,086
Retail Properties of America Inc. Class A	71,507	938,887
Rexford Industrial Realty Inc.	19,232	550,420
RLJ Lodging Trust	52,776	1,161,072
Ryman Hospitality Properties Inc.[b]	13,763	860,050
Sabra Health Care REIT Inc.	49,077	1,076,749
Safety Income and Growth Inc.[b]	4,013	74,802
Saul Centers Inc.	3,718	230,181
SBA Communications Corp.[a]	36,196	5,214,034
Select Income REIT	20,169	472,358
Senior Housing Properties Trust	71,933	1,406,290
Seritage Growth Properties Class Ab	6,849	315,533
Simon Property Group Inc.	93,734	15,092,111
SL Green Realty Corp.	29,001	2,938,381
Spirit Realty Capital Inc.	145,552	1,247,381
STAG Industrial Inc.	27,398	752,623
Starwood Waypoint Homes	38,389	1,396,208
STORE Capital Corp.[b]	51,790	1,288,017
Summit Hotel Properties Inc.[b]	29,927	478,533
Sun Communities Inc.[b]	23,184	1,986,405
Sunstone Hotel Investors Inc.[b]	66,439	1,067,675
Tanger Factory Outlet Centers Inc.[b]	28,546	697,093
Taubman Centers Inc.	17,768	883,070
Terreno Realty Corp.	15,118	546,969

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Tier REIT Inc.	14,033	$270,837
UDR Inc.	80,475	3,060,464
UMH Properties Inc.	6,196	96,348
Uniti Group Inc.[a]	49,839	730,640
Universal Health Realty Income Trust	3,789	286,032
Urban Edge Properties	30,620	738,554
Urstadt Biddle Properties Inc. Class A	7,130	154,721
Ventas Inc.	106,931	6,964,416
VEREIT Inc.	296,969	2,461,873
Vornado Realty Trust	51,639	3,970,006
Washington Prime Group Inc.[b]	57,858	481,957
Washington REIT[b]	23,931	783,980
Weingarten Realty Investors	37,149	1,179,109
Welltower Inc.	110,531	7,768,119
Weyerhaeuser Co.	225,183	7,662,977
Whitestone REIT[b]	10,615	138,526
WP Carey Inc.	32,193	2,169,486
Xenia Hotels & Resorts Inc.	31,570	664,548

		302,758,061
FOOD & STAPLES RETAILING — 1.56%
Andersons Inc. (The)	7,839	268,486
Casey’s General Stores Inc.	11,486	1,257,143
Chefs’ Warehouse Inc. (The)[a]	6,372	122,980
Costco Wholesale Corp.	131,688	21,635,021
CVS Health Corp.	307,233	24,984,188
Ingles Markets Inc. Class A	4,912	126,238
Kroger Co. (The)	270,728	5,430,804
Natural Grocers by Vitamin Cottage Inc.[a,b]	2,114	11,796
Performance Food Group Co.[a]	25,625	723,906
PriceSmart Inc.	6,823	608,953
Rite Aid Corp.[a,b]	304,204	596,240
Smart & Final Stores Inc.[a]	7,845	61,583
SpartanNash Co.	10,375	273,589
Sprouts Farmers Market Inc.[a]	40,167	753,935
SUPERVALU Inc.[a,b]	10,552	229,506
Sysco Corp.	148,555	8,014,542
U.S. Foods Holding Corp.[a]	40,315	1,076,410
United Natural Foods Inc.[a]	15,385	639,862
Village Super Market Inc. Class A	1,426	35,279
Wal-Mart Stores Inc.	439,777	34,364,175
Walgreens Boots Alliance Inc.	279,554	21,587,160
Weis Markets Inc.	3,152	137,112

		122,938,908
FOOD PRODUCTS — 1.32%
Alico Inc.	1,006	34,355
Amplify Snack Brands Inc.[a,b]	9,584	67,951
Archer-Daniels-Midland Co.	166,130	7,062,186
B&G Foods Inc.	19,386	617,444
Blue Buffalo Pet Products Inc.[a,b]	28,129	797,457
Bob Evans Farms Inc./DE	6,524	505,675
Bunge Ltd.	42,542	2,954,967
Cal-Maine Foods Inc.[a,b]	9,593	394,272
Calavo Growers Inc.	4,796	351,067
Campbell Soup Co.	53,900	2,523,598

Security	Shares	Value
Conagra Brands Inc.	119,932	$4,046,506
Darling Ingredients Inc.[a]	47,901	839,226
Dean Foods Co.	28,273	307,610
Farmer Bros. Co.[a]	1,923	63,171
Flowers Foods Inc.	55,214	1,038,575
Fresh Del Monte Produce Inc.	10,320	469,147
Freshpet Inc.[a]	6,956	108,861
General Mills Inc.	173,763	8,993,973
Hain Celestial Group Inc. (The)[a]	30,811	1,267,873
Hershey Co. (The)	42,280	4,615,708
Hormel Foods Corp.	82,368	2,647,308
Hostess Brands Inc.[a]	23,954	327,212
Ingredion Inc.	21,544	2,599,068
J&J Snack Foods Corp.	4,731	621,180
JM Smucker Co. (The)	33,199	3,483,571
John B Sanfilippo & Son Inc.	2,233	150,303
Kellogg Co.	75,232	4,692,220
Kraft Heinz Co. (The)	181,283	14,058,497
Lamb Weston Holdings Inc.	43,740	2,050,969
Lancaster Colony Corp.	5,858	703,663
Landec Corp.[a,b]	7,334	94,975
Lifeway Foods Inc.[a,b]	1,228	10,929
Limoneira Co.	2,193	50,812
McCormick & Co. Inc./MD NVS	36,306	3,726,448
Mondelez International Inc. Class A	442,503	17,992,172
Omega Protein Corp.	5,351	89,094
Pilgrim’s Pride Corp.[a]	17,150	487,231
Pinnacle Foods Inc.	35,470	2,027,820
Post Holdings Inc.[a]	19,841	1,751,365
Sanderson Farms Inc.	5,868	947,799
Seaboard Corp.	73	328,865
Seneca Foods Corp. Class Aa	2,471	85,250
Snyder’s-Lance Inc.	25,824	984,927
Tootsie Roll Industries Inc.[b]	6,179	234,802
TreeHouse Foods Inc.[a,b]	16,412	1,111,585
Tyson Foods Inc. Class A	84,001	5,917,870

		104,235,557
GAS UTILITIES — 0.18%
Atmos Energy Corp.	31,227	2,618,072
Chesapeake Utilities Corp.	5,215	408,074
National Fuel Gas Co.	24,214	1,370,754
New Jersey Resources Corp.	25,824	1,088,482
Northwest Natural Gas Co.	8,802	566,849
ONE Gas Inc.	15,630	1,150,993
RGC Resources Inc.[b]	2,851	81,453
South Jersey Industries Inc.	23,924	826,096
Southwest Gas Holdings Inc.	14,162	1,099,254
Spire Inc.	14,535	1,085,038
UGI Corp.	51,444	2,410,666
WGL Holdings Inc.	15,512	1,306,110

		14,011,841
HEALTH CARE EQUIPMENT & SUPPLIES — 2.77%
Abaxis Inc.[b]	6,171	275,535
Abbott Laboratories	510,353	27,232,436
ABIOMED Inc.[a]	12,446	2,098,396

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Accuray Inc.[a,b]	20,239	$80,956
Alere Inc.[a,b]	26,046	1,328,086
Align Technology Inc.[a]	23,935	4,458,372
Analogic Corp.	3,402	284,917
AngioDynamics Inc.[a]	11,722	200,329
Anika Therapeutics Inc.[a,b]	4,671	270,918
Antares Pharma Inc.[a]	42,999	139,317
AtriCure Inc.[a]	8,066	180,436
Atrion Corp.	398	267,456
AxoGen Inc.[a,b]	7,123	137,830
Baxter International Inc.	150,293	9,430,886
Becton Dickinson and Co.	67,415	13,209,969
Boston Scientific Corp.[a]	412,638	12,036,650
Cantel Medical Corp.[b]	11,372	1,070,901
Cardiovascular Systems Inc.[a]	8,701	244,933
Cerus Corp.[a]	28,672	78,275
ConforMIS Inc.[a]	14,086	49,583
CONMED Corp.	8,065	423,171
Cooper Companies Inc. (The)	14,562	3,452,796
Corindus Vascular Robotics Inc.[a,b]	6,419	9,757
CR Bard Inc.	21,869	7,009,014
CryoLife Inc.[a]	9,357	212,404
Cutera Inc.[a]	4,676	193,353
Danaher Corp.	184,882	15,859,178
DENTSPLY SIRONA Inc.	67,947	4,063,910
DexCom Inc.[a,b]	25,767	1,260,650
Edwards Lifesciences Corp.[a]	63,013	6,887,951
Endologix Inc.[a,b]	24,867	110,907
Entellus Medical Inc.[a]	5,803	107,123
Exactech Inc.[a]	2,308	76,049
FONAR Corp.[a,b]	2,731	83,295
GenMark Diagnostics Inc.[a,b]	13,321	128,281
Glaukos Corp.[a,b]	8,575	282,975
Globus Medical Inc. Class Aa	21,175	629,321
Haemonetics Corp.[a]	15,188	681,486
Halyard Health Inc.[a]	13,896	625,737
Heska Corp.[a]	2,177	191,772
Hill-Rom Holdings Inc.	20,239	1,497,686
Hologic Inc.[a]	84,329	3,094,031
ICU Medical Inc.[a]	4,711	875,539
IDEXX Laboratories Inc.[a]	26,289	4,087,677
Inogen Inc.[a]	5,355	509,260
Insulet Corp.[a,b]	17,309	953,380
Integer Holdings Corp.[a]	9,378	479,685
Integra LifeSciences Holdings Corp.[a]	18,448	931,255
Intuitive Surgical Inc.[a,b]	11,013	11,518,276
Invacare Corp.	9,113	143,530
iRhythm Technologies Inc.[a]	4,745	246,171
K2M Group Holdings Inc.[a,b]	12,155	257,808
Lantheus Holdings Inc.[a]	7,806	138,947
LeMaitre Vascular Inc.	5,450	203,939
LivaNova PLC[a]	14,527	1,017,762
Masimo Corp.[a]	13,064	1,130,820
Medtronic PLC	413,589	32,164,816
Meridian Bioscience Inc.	11,609	166,009
Merit Medical Systems Inc.[a]	14,478	613,143

Security	Shares	Value
Natus Medical Inc.[a]	10,169	$381,337
Neogen Corp.[a]	11,173	865,461
Nevro Corp.[a,b]	8,291	753,486
Novocure Ltd.[a]	18,678	370,758
NuVasive Inc.[a]	15,190	842,437
NxStage Medical Inc.[a]	20,224	558,182
Obalon Therapeutics Inc.[a,b]	1,432	13,647
OraSure Technologies Inc.[a]	18,779	422,527
Orthofix International NVa	5,296	250,236
Oxford Immunotec Global PLC[a,b]	8,526	143,237
Penumbra Inc.[a,b]	9,142	825,523
Pulse Biosciences Inc.[a,b]	2,721	50,638
Quidel Corp.[a]	8,184	358,950
Quotient Ltd.[a]	10,496	51,745
ResMed Inc.	42,435	3,265,798
Rockwell Medical Inc.[a,b]	15,495	132,637
RTI Surgical Inc.[a]	16,206	73,737
STAAR Surgical Co.[a,b]	10,354	128,907
STERIS PLC	25,207	2,228,299
Stryker Corp.	102,533	14,561,737
Surmodics Inc.[a]	4,391	136,121
Tactile Systems Technology Inc.[a,b]	3,777	116,898
Teleflex Inc.	13,675	3,308,940
Utah Medical Products Inc.	961	70,682
Varex Imaging Corp.[a]	11,316	382,933
Varian Medical Systems Inc.[a,b]	27,712	2,772,863
ViewRay Inc.[a,b]	13,584	78,244
Viveve Medical Inc.[a,b]	9,741	51,043
West Pharmaceutical Services Inc.	21,756	2,094,233
Wright Medical Group NVa,b	32,597	843,284
Zimmer Biomet Holdings Inc.	60,868	7,127,034

		218,656,599
HEALTH CARE PROVIDERS & SERVICES — 2.47%
AAC Holdings Inc.[a,b]	1,633	16,216
Acadia Healthcare Co. Inc.[a,b]	23,661	1,130,049
Aceto Corp.	7,711	86,595
Addus HomeCare Corp.[a,b]	1,468	51,820
Aetna Inc.	97,796	15,550,542
Almost Family Inc.[a]	3,283	176,297
Amedisys Inc.[a]	8,443	472,470
American Renal Associates Holdings Inc.[a,b]	2,534	37,934
AmerisourceBergen Corp.	47,907	3,964,304
AMN Healthcare Services Inc.[a]	14,955	683,443
Anthem Inc.	80,189	15,226,287
BioScrip Inc.[a]	15,132	41,613
BioTelemetry Inc.[a,b]	7,470	246,510
Brookdale Senior Living Inc.[a]	56,575	599,695
Capital Senior Living Corp.[a,b]	8,110	101,780
Cardinal Health Inc.	95,352	6,380,956
Centene Corp.[a]	51,703	5,003,299
Chemed Corp.	4,831	976,104
Cigna Corp.	74,769	13,977,317
Civitas Solutions Inc.[a,b]	3,286	60,627
Community Health Systems Inc.[a,b]	34,203	262,679

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
CorVel Corp.[a]	3,442	$187,245
Cross Country Healthcare Inc.[a]	13,779	196,075
DaVita Inc.[a,b]	46,090	2,737,285
Diplomat Pharmacy Inc.[a]	14,475	299,777
Ensign Group Inc. (The)	13,494	304,829
Envision Healthcare Corp.[a,b]	35,164	1,580,622
Express Scripts Holding Co.[a]	174,814	11,069,222
Genesis Healthcare Inc.[a,b]	16,174	18,762
HCA Healthcare Inc.[a]	89,240	7,102,612
HealthEquity Inc.[a,b]	14,920	754,654
HealthSouth Corp.	29,576	1,370,848
Henry Schein Inc.[a]	47,644	3,906,332
Humana Inc.	43,469	10,590,352
Kindred Healthcare Inc.	24,094	163,839
Laboratory Corp. of America Holdings[a]	30,861	4,659,085
Landauer Inc.	2,763	185,950
LHC Group Inc.[a]	4,350	308,502
LifePoint Health Inc.[a]	11,901	689,068
Magellan Health Inc.[a]	6,760	583,388
McKesson Corp.	64,060	9,840,257
MEDNAX Inc.[a]	27,880	1,202,186
Molina Healthcare Inc.[a,b]	12,664	870,777
National Healthcare Corp.	3,037	190,025
National Research Corp. Class A	2,180	82,186
Owens & Minor Inc.	18,035	526,622
Patterson Companies Inc.	24,618	951,486
PetIQ Inc.[a,b]	3,037	82,242
PharMerica Corp.[a]	8,452	247,644
Premier Inc. Class Aa	15,639	509,362
Providence Service Corp. (The)[a]	3,509	189,767
Quest Diagnostics Inc.	41,237	3,861,433
R1 RCM Inc.[a]	30,025	111,393
RadNet Inc.[a,b]	9,278	107,161
Select Medical Holdings Corp.[a]	30,562	586,790
Surgery Partners Inc.[a,b]	4,535	46,937
Teladoc Inc.[a,b]	16,110	534,046
Tenet Healthcare Corp.[a,b]	23,831	391,543
Tivity Health Inc.[a]	11,438	466,670
Triple-S Management Corp. Class Ba	6,979	165,263
U.S. Physical Therapy Inc.	3,366	206,841
UnitedHealth Group Inc.	289,345	56,668,218
Universal Health Services Inc. Class B	25,984	2,882,665
WellCare Health Plans Inc.[a]	13,561	2,328,966

		194,805,464
HEALTH CARE TECHNOLOGY — 0.18%
Allscripts Healthcare Solutions Inc.[a]	54,227	771,650
athenahealth Inc.[a]	11,911	1,481,252
Castlight Health Inc.[a]	12,204	52,477
Cerner Corp.[a]	86,769	6,188,365
Computer Programs & Systems Inc.	3,143	92,876
Cotiviti Holdings Inc.[a]	11,008	396,068
Evolent Health Inc.[a]	11,547	205,537
HealthStream Inc.[a]	7,964	186,119
HMS Holdings Corp.[a]	24,373	484,048

Security	Shares	Value
Inovalon Holdings Inc. Class Aa,b	17,093	$291,436
Medidata Solutions Inc.[a]	17,178	1,340,915
NantHealth Inc.[a,b]	1,965	8,096
Omnicell Inc.[a,b]	10,565	539,343
Quality Systems Inc.[a]	15,212	239,285
Simulations Plus Inc.	6,319	97,944
Tabula Rasa HealthCare Inc.[a,b]	1,485	39,709
Veeva Systems Inc. Class Aa,b	32,267	1,820,181
Vocera Communications Inc.[a]	9,023	283,051

		14,518,352
HOTELS, RESTAURANTS & LEISURE — 2.08%
Aramark	73,132	2,969,891
Belmond Ltd. Class Aa,b	27,796	379,415
Biglari Holdings Inc.[a]	280	93,321
BJ’s Restaurants Inc.[a]	6,973	212,328
Bloomin’ Brands Inc.	26,552	467,315
Bojangles’ Inc.[a,b]	3,147	42,485
Boyd Gaming Corp.	26,234	683,396
Brinker International Inc.	14,790	471,209
Buffalo Wild Wings Inc.[a,b]	4,444	469,731
Caesars Acquisition Co. Class Aa,b	12,928	277,306
Caesars Entertainment Corp.[a,b]	14,695	196,178
Carnival Corp.	122,817	7,930,294
Carrols Restaurant Group Inc.[a]	12,749	138,964
Century Casinos Inc.[a]	6,281	51,567
Cheesecake Factory Inc. (The)	13,401	564,450
Chipotle Mexican Grill Inc.[a,b]	7,624	2,346,896
Choice Hotels International Inc.	9,787	625,389
Churchill Downs Inc.	4,233	872,845
Chuy’s Holdings Inc.[a,b]	4,526	95,272
Cracker Barrel Old Country Store Inc.[b]	5,896	893,952
Darden Restaurants Inc.	37,424	2,948,263
Dave & Buster’s Entertainment Inc.[a,b]	12,596	661,038
Del Frisco’s Restaurant Group Inc.[a]	6,575	95,666
Del Taco Restaurants Inc.[a,b]	12,321	189,004
Denny’s Corp.[a]	20,122	250,519
DineEquity Inc.	5,234	224,957
Domino’s Pizza Inc.	14,443	2,867,658
Drive Shack Inc.	18,542	66,937
Dunkin’ Brands Group Inc.	27,751	1,473,023
El Pollo Loco Holdings Inc.[a]	8,463	102,825
Eldorado Resorts Inc.[a]	15,231	390,675
Empire Resorts Inc.[a,b]	841	18,796
Extended Stay America Inc.	57,815	1,156,300
Fiesta Restaurant Group Inc.[a]	8,284	157,396
Fogo De Chao Inc.[a]	1,426	17,682
Golden Entertainment Inc.[a]	3,043	74,188
Habit Restaurants Inc. (The)[a,b]	3,802	49,616
Hilton Grand Vacations Inc.[a]	20,816	804,122
Hilton Worldwide Holdings Inc.	62,070	4,310,761
Hyatt Hotels Corp. Class Aa	12,775	789,367
ILG Inc.	31,849	851,324
International Game Technology PLC	33,473	821,762
International Speedway Corp. Class A	7,141	257,076
J Alexander’s Holdings Inc.[a]	4,386	50,878

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Jack in the Box Inc.	8,695	$886,194
La Quinta Holdings Inc.[a]	26,408	462,140
Las Vegas Sands Corp.	108,882	6,985,869
Lindblad Expeditions Holdings Inc.[a,b]	4,324	46,267
Marcus Corp. (The)	5,580	154,566
Marriott International Inc./MD Class A	95,353	10,513,622
Marriott Vacations Worldwide Corp.	6,452	803,468
McDonald’s Corp.	246,284	38,587,777
MGM Resorts International	152,818	4,980,339
Monarch Casino & Resort Inc.[a]	2,398	94,793
Nathan’s Famous Inc.[a]	907	67,073
Noodles & Co.[a,b]	3,554	15,638
Norwegian Cruise Line Holdings Ltd.[a]	52,924	2,860,542
Papa John’s International Inc.	8,064	589,236
Penn National Gaming Inc.[a,b]	19,968	467,052
Pinnacle Entertainment Inc.[a]	15,467	329,602
Planet Fitness Inc. Class A	25,227	680,624
Potbelly Corp.[a,b]	8,247	102,263
RCI Hospitality Holdings Inc.[b]	3,351	82,937
Red Lion Hotels Corp.[a,b]	4,180	36,157
Red Robin Gourmet Burgers Inc.[a]	4,173	279,591
Red Rock Resorts Inc. Class A	20,347	471,237
Royal Caribbean Cruises Ltd.	51,758	6,135,393
Ruby Tuesday Inc.[a]	18,004	38,529
Ruth’s Hospitality Group Inc.	9,708	203,383
Scientific Games Corp. Class Aa	15,387	705,494
SeaWorld Entertainment Inc.[b]	19,170	249,018
Shake Shack Inc. Class Aa,b	6,573	218,421
Six Flags Entertainment Corp.	20,317	1,238,118
Sonic Corp.	14,020	356,809
Speedway Motorsports Inc.	3,253	69,289
Starbucks Corp.	425,758	22,867,462
Texas Roadhouse Inc.	20,096	987,517
Vail Resorts Inc.	11,947	2,725,350
Wendy’s Co. (The)	55,531	862,396
Wingstop Inc.	8,701	289,308
Wyndham Worldwide Corp.	30,951	3,262,545
Wynn Resorts Ltd.	23,988	3,572,293
Yum China Holdings Inc.[a]	111,220	4,445,463
Yum! Brands Inc.	104,910	7,722,425
Zoe’s Kitchen Inc.[a]	5,327	67,280

		163,925,517
HOUSEHOLD DURABLES — 0.57%
AV Homes Inc.[a]	2,770	47,505
Bassett Furniture Industries Inc.	2,831	106,729
Beazer Homes USA Inc.[a,b]	11,338	212,474
CalAtlantic Group Inc.[b]	24,379	893,003
Cavco Industries Inc.[a]	2,790	411,664
Century Communities Inc.[a]	5,113	126,291
CSS Industries Inc.	2,847	82,050
DR Horton Inc.	103,175	4,119,778
Ethan Allen Interiors Inc.	6,984	226,282
Flexsteel Industries Inc.	2,467	125,077
Garmin Ltd.	36,376	1,963,213
GoPro Inc. Class Aa,b	32,133	353,784

Security	Shares	Value
Green Brick Partners Inc.[a,b]	4,105	$40,639
Helen of Troy Ltd.[a]	8,587	832,080
Hooker Furniture Corp.	2,899	138,427
Hovnanian Enterprises Inc. Class Aa,b	28,905	55,787
Installed Building Products Inc.[a]	6,975	451,980
iRobot Corp.[a,b]	8,360	644,222
KB Home	26,706	644,149
La-Z-Boy Inc.	14,686	395,053
Leggett & Platt Inc.	39,834	1,901,277
Lennar Corp. Class A	60,066	3,171,485
Lennar Corp. Class B	2,576	116,126
LGI Homes Inc.[a,b]	4,550	220,993
Libbey Inc.	5,660	52,412
Lifetime Brands Inc.	2,443	44,707
M/I Homes Inc.[a]	6,055	161,850
MDC Holdings Inc.	13,560	450,328
Meritage Homes Corp.[a]	11,823	524,941
Mohawk Industries Inc.[a]	18,645	4,614,824
NACCO Industries Inc. Class A	1,452	124,582
New Home Co. Inc. (The)[a]	2,358	26,315
Newell Brands Inc.	144,755	6,176,696
NVR Inc.[a]	997	2,846,435
PICO Holdings Inc.[a]	6,531	109,068
PulteGroup Inc.	84,195	2,301,049
Taylor Morrison Home Corp. Class Aa	18,312	403,780
Tempur Sealy International Inc.[a,b]	13,965	901,022
Toll Brothers Inc.	45,679	1,894,308
TopBuild Corp.[a]	11,030	718,825
TRI Pointe Group Inc.[a,b]	46,018	635,509
Tupperware Brands Corp.	15,397	951,842
Universal Electronics Inc.[a,b]	4,178	264,885
Whirlpool Corp.	21,364	3,940,376
William Lyon Homes Class Aa	6,908	158,815
ZAGG Inc.[a]	8,428	132,741

		44,715,378
HOUSEHOLD PRODUCTS — 1.44%
Central Garden & Pet Co.[a]	2,994	116,287
Central Garden & Pet Co. Class Aa	10,828	402,693
Church & Dwight Co. Inc.	75,063	3,636,802
Clorox Co. (The)	38,956	5,138,686
Colgate-Palmolive Co.	259,736	18,921,768
Energizer Holdings Inc.	19,102	879,647
HRG Group Inc.[a]	34,471	538,092
Kimberly-Clark Corp.	106,814	12,569,872
Oil-Dri Corp. of America	1,316	64,392
Orchids Paper Products Co.[b]	1,740	24,499
Procter & Gamble Co. (The)	772,779	70,307,433
Spectrum Brands Holdings Inc.	7,471	791,328
WD-40 Co.	4,485	501,872

		113,893,371
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
AES Corp./VA	202,047	2,226,558
Atlantic Power Corp.[a]	32,411	79,407

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Calpine Corp.[a]	111,088	$1,638,548
Dynegy Inc.[a,b]	37,075	362,964
NRG Energy Inc.	89,498	2,290,254
NRG Yield Inc. Class A	9,539	180,955
NRG Yield Inc. Class C	17,895	345,374
Ormat Technologies Inc.	11,350	692,917
Pattern Energy Group Inc.	20,115	484,771
TerraForm Global Inc. Class Aa	33,219	157,790
TerraForm Power Inc.[a]	26,103	345,082
Vistra Energy Corp.	72,694	1,358,651

		10,163,271
INDUSTRIAL CONGLOMERATES — 1.81%
3M Co.	175,003	36,733,130
Carlisle Companies Inc.	18,593	1,864,692
General Electric Co.	2,623,537	63,437,125
Honeywell International Inc.	229,760	32,566,182
Raven Industries Inc.	10,339	334,984
Roper Technologies Inc.	30,308	7,376,967

		142,313,080
INSURANCE — 2.91%
Aflac Inc.	117,114	9,531,909
Alleghany Corp.[a]	4,391	2,432,658
Allstate Corp. (The)	109,827	10,094,200
Ambac Financial Group Inc.[a,b]	10,524	181,644
American Equity Investment Life Holding Co.	22,360	650,229
American Financial Group Inc./OH	21,198	2,192,933
American International Group Inc.	271,322	16,656,458
American National Insurance Co.	2,052	242,300
AMERISAFE Inc.	5,221	303,862
AmTrust Financial Services Inc.	27,035	363,891
Aon PLC	78,513	11,470,749
Arch Capital Group Ltd.[a]	38,554	3,797,569
Argo Group International Holdings Ltd.	8,228	506,022
Arthur J Gallagher & Co.	53,795	3,311,082
Aspen Insurance Holdings Ltd.	17,947	725,059
Assurant Inc.	16,291	1,556,116
Assured Guaranty Ltd.	35,228	1,329,857
Athene Holding Ltd. Class Aa,b	32,450	1,747,108
Atlas Financial Holdings Inc.[a]	3,253	61,482
Axis Capital Holdings Ltd.	24,139	1,383,406
Baldwin & Lyons Inc. Class B	2,489	56,127
Blue Capital Reinsurance Holdings Ltd.	1,767	29,067
Brighthouse Financial Inc.[a]	25,168	1,530,214
Brown & Brown Inc.	35,137	1,693,252
Chubb Ltd.	140,309	20,001,048
Cincinnati Financial Corp.	46,530	3,562,802
Citizens Inc./TXa,b	10,884	79,997
CNA Financial Corp.	7,515	377,629
CNO Financial Group Inc.	49,257	1,149,658
Crawford & Co. Class B	6,067	72,561
Donegal Group Inc. Class A	2,139	34,502
eHealth Inc.[a]	5,949	142,122

Security	Shares	Value
EMC Insurance Group Inc.	1,871	$52,669
Employers Holdings Inc.	9,514	432,411
Enstar Group Ltd.[a]	3,297	733,088
Erie Indemnity Co. Class A	7,286	878,473
Everest Re Group Ltd.	12,185	2,782,932
FBL Financial Group Inc. Class A	2,805	208,973
Federated National Holding Co.	3,202	49,983
Fidelity & Guaranty Life	3,817	118,518
First American Financial Corp.	32,226	1,610,333
FNF Group	79,783	3,786,501
Genworth Financial Inc. Class Aa	131,394	505,867
Global Indemnity Ltd.[a]	2,942	124,741
Greenlight Capital Re Ltd. Class Aa	8,040	174,066
Hallmark Financial Services Inc.[a]	4,096	47,555
Hanover Insurance Group Inc. (The)	12,715	1,232,465
Hartford Financial Services Group Inc. (The)	110,119	6,103,896
HCI Group Inc.	3,246	124,160
Health Insurance Innovations Inc.[a]	3,353	48,619
Heritage Insurance Holdings Inc.[b]	6,710	88,639
Horace Mann Educators Corp.	11,523	453,430
Independence Holding Co.	2,214	55,904
Infinity Property & Casualty Corp.	3,526	332,149
Investors Title Co.	389	69,658
James River Group Holdings Ltd.	5,458	226,398
Kemper Corp.	12,060	639,180
Kingstone Companies Inc.	4,872	79,414
Kinsale Capital Group Inc.	4,332	187,012
Lincoln National Corp.	66,364	4,876,427
Loews Corp.	84,004	4,020,431
Maiden Holdings Ltd.	20,324	161,576
Markel Corp.[a]	4,106	4,385,126
Marsh & McLennan Companies Inc.	155,077	12,997,003
MBIA Inc.[a,b]	41,497	361,024
Mercury General Corp.	8,125	460,606
MetLife Inc.	272,298	14,145,881
National General Holdings Corp.	14,201	271,381
National Western Life Group Inc.	700	244,300
Navigators Group Inc. (The)	5,792	337,963
NI Holdings Inc.[a]	4,238	75,860
Old Republic International Corp.	71,677	1,411,320
Primerica Inc.	13,696	1,116,909
Principal Financial Group Inc.	80,593	5,185,354
ProAssurance Corp.	15,621	853,688
Progressive Corp. (The)	174,588	8,453,551
Prudential Financial Inc.	129,380	13,755,682
Reinsurance Group of America Inc.	19,153	2,672,418
RenaissanceRe Holdings Ltd.	12,240	1,654,114
RLI Corp.	11,229	644,095
Safety Insurance Group Inc.	4,385	334,576
Selective Insurance Group Inc.	16,965	913,565
State Auto Financial Corp.	4,302	112,841
State National Companies Inc.	7,360	154,486
Stewart Information Services Corp.	7,062	266,661
Third Point Reinsurance Ltd.[a]	22,754	354,962
Torchmark Corp.	34,759	2,783,848

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Travelers Companies Inc. (The)	83,462	$10,225,764
Trupanion Inc.[a,b]	6,726	177,634
United Fire Group Inc.	5,175	237,119
United Insurance Holdings Corp.	4,337	70,693
Universal Insurance Holdings Inc.	10,271	236,233
Unum Group	68,804	3,517,949
Validus Holdings Ltd.	23,724	1,167,458
White Mountains Insurance Group Ltd.[b]	1,357	1,162,949
Willis Towers Watson PLC	38,149	5,883,720
WMIH Corp.[a]	59,796	56,806
WR Berkley Corp.	28,431	1,897,485
XL Group Ltd.	76,862	3,032,206

		229,086,211
INTERNET & DIRECT MARKETING RETAIL — 2.29%
1-800-Flowers.com Inc. Class Aa	7,246	71,373
Amazon.com Inc.[a]	119,923	115,287,976
Duluth Holdings Inc.[a,b]	2,198	44,598
Expedia Inc.	36,627	5,272,090
FTD Companies Inc.[a]	5,127	66,856
Gaia Inc.[a]	3,985	47,820
Groupon Inc.[a,b]	108,580	564,616
HSN Inc.	9,540	372,537
Lands’ End Inc.[a]	4,242	55,994
Liberty Expedia Holdings Inc. Class Aa	15,760	837,014
Liberty Interactive Corp. QVC Group Series Aa	125,328	2,953,981
Liberty TripAdvisor Holdings Inc. Class Aa	20,730	256,016
Liberty Ventures Series Aa	23,600	1,358,180
Netflix Inc.[a]	123,761	22,444,057
Nutrisystem Inc.	9,598	536,528
Overstock.com Inc.[a,b]	6,829	202,821
PetMed Express Inc.	5,570	184,646
Priceline Group Inc. (The)[a]	14,809	27,112,613
Shutterfly Inc.[a,b]	10,694	518,445
TripAdvisor Inc.[a]	33,950	1,375,994
Wayfair Inc. Class Aa	11,553	778,672

		180,342,827
INTERNET SOFTWARE & SERVICES — 4.38%
2U Inc.[a,b]	13,115	734,965
Actua Corp.[a]	10,688	163,526
Akamai Technologies Inc.[a]	51,548	2,511,419
Alarm.com Holdings Inc.[a,b]	6,077	274,559
Alphabet Inc. Class Aa	89,837	87,476,084
Alphabet Inc. Class Ca	91,259	87,527,419
Alteryx Inc. Class Aa	3,945	80,360
Amber Road Inc.[a]	2,499	19,192
Angie’s List Inc.[a,b]	11,877	147,987
Appfolio Inc.[a,b]	1,629	78,111
Apptio Inc. Class Aa	6,425	118,670
Bankrate Inc.[a]	12,457	173,775
Bazaarvoice Inc.[a]	31,840	157,608
Benefitfocus Inc.[a,b]	5,198	174,913
Blucora Inc.[a]	11,417	288,850

Security	Shares	Value
Box Inc. Class Aa	23,517	$454,348
Brightcove Inc.[a,b]	8,016	57,715
Carbonite Inc.[a,b]	7,007	154,154
Care.com Inc.[a]	3,377	53,661
Cars.com Inc.[a,b]	21,520	572,647
ChannelAdvisor Corp.[a]	5,724	65,826
Cimpress NVa,b	7,387	721,414
Cloudera Inc.[a,b]	4,476	74,391
CommerceHub Inc. Series Aa,b	3,984	89,919
CommerceHub Inc. Series Ca	7,968	170,117
Cornerstone OnDemand Inc.[a]	14,979	608,297
CoStar Group Inc.[a,b]	9,580	2,569,835
Coupa Software Inc.[a]	8,931	278,201
DHI Group Inc.[a]	12,843	33,392
eBay Inc.[a]	303,073	11,656,188
Endurance International Group Holdings Inc.[a]	16,412	134,578
Envestnet Inc.[a]	13,049	665,499
Etsy Inc.[a]	35,598	600,894
Facebook Inc. Class Aa	704,464	120,371,764
Five9 Inc.[a]	15,599	372,816
GoDaddy Inc. Class Aa,b	35,291	1,535,511
Gogo Inc.[a,b]	15,693	185,334
GrubHub Inc.[a,b]	25,727	1,354,784
GTT Communications Inc.[a]	9,386	297,067
Hortonworks Inc.[a]	16,060	272,217
IAC/InterActiveCorp[a]	21,084	2,479,057
Instructure Inc.[a,b]	7,500	248,625
Internap Corp.[a]	23,905	103,987
j2 Global Inc.	14,111	1,042,521
Leaf Group Ltd.[a]	9,635	66,481
Limelight Networks Inc.[a]	17,900	71,063
Liquidity Services Inc.[a,b]	6,596	38,916
LivePerson Inc.[a]	15,624	211,705
LogMeIn Inc.	15,720	1,729,986
Match Group Inc.[a]	10,245	237,582
Meet Group Inc. (The)[a,b]	12,188	44,364
MINDBODY Inc. Class Aa,b	11,037	285,306
MuleSoft Inc. Class Aa	4,526	91,154
New Relic Inc.[a]	8,780	437,244
NIC Inc.	18,258	313,125
Nutanix Inc. Class Aa,b	17,045	381,638
Okta Inc.[a,b]	3,329	93,911
Ominto Inc.[a,b]	4,495	20,227
Pandora Media Inc.[a,b]	67,935	523,099
Q2 Holdings Inc.[a]	10,117	421,373
QuinStreet Inc.[a,b]	9,316	68,473
Quotient Technology Inc.[a,b]	23,337	365,224
Reis Inc.	2,315	41,670
Shutterstock Inc.[a,b]	5,479	182,396
SPS Commerce Inc.[a]	5,246	297,501
Stamps.com Inc.[a]	4,913	995,619
TechTarget Inc.[a,b]	4,639	55,390
Tintri Inc.[a]	16,957	53,245
Trade Desk Inc. (The) Class Aa,b	7,117	437,767
TrueCar Inc.[a]	18,895	298,352

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Tucows Inc. Class Aa,b	2,687	$157,324
Twilio Inc. Class Aa	18,606	555,389
Twitter Inc.[a,b]	201,591	3,400,840
VeriSign Inc.[a,b]	26,075	2,774,119
Web.com Group Inc.[a,b]	11,531	288,275
XO Group Inc.[a]	7,505	147,623
Yelp Inc.[a]	23,673	1,025,041
Yext Inc.[a,b]	5,810	77,157
Zillow Group Inc. Class Aa,b	14,968	600,965
Zillow Group Inc. Class Ca,b	31,809	1,279,040

		345,220,781
IT SERVICES — 3.88%
Accenture PLC Class A	187,089	25,270,111
Acxiom Corp.[a,b]	24,213	596,608
Alliance Data Systems Corp.	14,624	3,239,947
Amdocs Ltd.	43,812	2,817,988
Automatic Data Processing Inc.	135,019	14,760,277
Black Knight Financial Services Inc. Class Aa,b	9,445	406,607
Blackhawk Network Holdings Inc.[a]	17,021	745,520
Booz Allen Hamilton Holding Corp.	44,062	1,647,478
Broadridge Financial Solutions Inc.	35,443	2,864,503
CACI International Inc. Class Aa	7,479	1,042,199
Cardtronics PLC Class Aa	12,836	295,356
Cass Information Systems Inc.	2,992	189,812
Cognizant Technology Solutions Corp. Class A	176,381	12,794,678
Conduent Inc.[a]	55,150	864,200
Convergys Corp.	29,377	760,571
CoreLogic Inc./U.S.[a]	25,441	1,175,883
CSG Systems International Inc.	9,579	384,118
CSRA Inc.	48,267	1,557,576
DST Systems Inc.	18,208	999,255
DXC Technology Co.	85,354	7,330,202
EPAM Systems Inc.[a]	14,849	1,305,673
Euronet Worldwide Inc.[a]	15,388	1,458,629
Everi Holdings Inc.[a]	19,063	144,688
EVERTEC Inc.	18,526	293,637
ExlService Holdings Inc.[a]	9,255	539,752
Fidelity National Information Services Inc.	99,109	9,255,789
First Data Corp. Class Aa	111,267	2,007,257
Fiserv Inc.[a]	63,911	8,241,963
FleetCor Technologies Inc.[a]	27,800	4,302,606
Forrester Research Inc.	2,427	101,570
Gartner Inc.[a]	26,313	3,273,600
Genpact Ltd.	43,308	1,245,105
Global Payments Inc.	45,758	4,348,383
Hackett Group Inc. (The)	7,079	107,530
Information Services Group Inc.[a,b]	9,172	36,871
International Business Machines Corp.	259,294	37,618,374
Jack Henry & Associates Inc.	23,173	2,381,953
Leidos Holdings Inc.	42,801	2,534,675
ManTech International Corp./VA Class A	8,178	361,059

Security	Shares	Value
Mastercard Inc. Class A	284,269	$40,138,783
MAXIMUS Inc.	19,148	1,235,046
MoneyGram International Inc.[a,b]	8,789	141,591
Paychex Inc.	97,304	5,834,348
PayPal Holdings Inc.[a]	341,578	21,871,239
Perficient Inc.[a]	9,145	179,882
Planet Payment Inc.[a]	12,477	53,526
Presidio Inc.[a,b]	5,694	80,570
Sabre Corp.	61,180	1,107,358
Science Applications International Corp.	12,988	868,248
ServiceSource International Inc.[a,b]	17,185	59,460
Square Inc. Class Aa,b	73,457	2,116,296
StarTek Inc.[a]	6,753	79,348
Sykes Enterprises Inc.[a]	10,906	318,019
Syntel Inc.	10,358	203,535
TeleTech Holdings Inc.	5,236	218,603
Teradata Corp.[a,b]	38,424	1,298,347
Total System Services Inc.	54,666	3,580,623
Travelport Worldwide Ltd.	35,564	558,355
Unisys Corp.[a,b]	15,389	130,806
Vantiv Inc. Class Aa,b	48,371	3,408,704
Virtusa Corp.[a]	8,899	336,204
Visa Inc. Class A	557,658	58,687,928
Western Union Co. (The)	142,124	2,728,781
WEX Inc.[a,b]	11,792	1,323,298

		305,860,901
LEISURE PRODUCTS — 0.13%
Acushnet Holdings Corp.[b]	6,677	118,584
American Outdoor Brands Corp.[a]	17,226	262,696
Brunswick Corp./DE	26,878	1,504,362
Callaway Golf Co.	27,138	391,601
Clarus Corp.[a]	11,801	88,507
Escalade Inc.	2,830	38,488
Hasbro Inc.	34,335	3,353,499
Johnson Outdoors Inc. Class A	1,720	126,042
Malibu Boats Inc. Class Aa	5,431	171,837
Marine Products Corp.	1,471	23,610
Mattel Inc.	104,428	1,616,545
MCBC Holdings Inc.[a]	6,054	123,381
Nautilus Inc.[a]	8,709	147,182
Polaris Industries Inc.[b]	17,858	1,868,483
Sturm Ruger & Co. Inc.[b]	5,394	278,870
Vista Outdoor Inc.[a,b]	18,159	416,567

		10,530,254
LIFE SCIENCES TOOLS & SERVICES — 0.83%
Accelerate Diagnostics Inc.[a,b]	6,335	142,221
Agilent Technologies Inc.	97,256	6,243,835
Bio-Rad Laboratories Inc. Class Aa	6,400	1,422,208
Bio-Techne Corp.	11,238	1,358,562
Bruker Corp.	30,451	905,917
Cambrex Corp.[a]	9,914	545,270
Charles River Laboratories International Inc.[a]	14,603	1,577,416
Enzo Biochem Inc.[a]	11,675	122,237

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Fluidigm Corp.[a,b]	6,695	$33,743
Illumina Inc.[a]	43,905	8,745,876
INC Research Holdings Inc. Class Aa	16,354	855,314
Luminex Corp.	11,243	228,570
Medpace Holdings Inc.[a]	2,377	75,826
Mettler-Toledo International Inc.[a]	7,637	4,781,984
NanoString Technologies Inc.[a]	6,106	98,673
NeoGenomics Inc.[a,b]	13,959	155,364
Pacific Biosciences of California Inc.[a,b]	28,492	149,583
PAREXEL International Corp.[a]	15,061	1,326,573
PerkinElmer Inc.	32,974	2,274,217
PRA Health Sciences Inc.[a]	14,656	1,116,348
QIAGEN NV	69,206	2,179,989
Quintiles IMS Holdings Inc.[a]	38,176	3,629,392
Thermo Fisher Scientific Inc.	120,316	22,763,787
VWR Corp.[a]	25,696	850,795
Waters Corp.[a]	22,879	4,107,238

		65,690,938
MACHINERY — 2.04%
Actuant Corp. Class A	18,172	465,203
AGCO Corp.	19,738	1,456,072
Alamo Group Inc.	2,802	300,851
Albany International Corp. Class A	9,205	528,367
Allison Transmission Holdings Inc.	40,218	1,509,382
Altra Industrial Motion Corp.	9,241	444,492
American Railcar Industries Inc.	2,795	107,887
Astec Industries Inc.	6,932	388,261
Barnes Group Inc.	15,508	1,092,384
Blue Bird Corp.[a]	1,433	29,520
Briggs & Stratton Corp.	13,741	322,914
Caterpillar Inc.	171,374	21,372,052
Chart Industries Inc.[a]	8,451	331,533
CIRCOR International Inc.	5,054	275,089
Colfax Corp.[a]	26,631	1,108,915
Columbus McKinnon Corp./NY	5,521	209,080
Commercial Vehicle Group Inc.[a]	9,837	72,302
Crane Co.	14,995	1,199,450
Cummins Inc.	47,846	8,039,563
Deere & Co.	95,979	12,054,003
DMC Global Inc.	4,133	69,848
Donaldson Co. Inc.	39,841	1,830,296
Douglas Dynamics Inc.	6,288	247,747
Dover Corp.	46,430	4,243,238
Eastern Co. (The)	2,624	75,309
Energy Recovery Inc.[a,b]	10,167	80,319
EnPro Industries Inc.	5,957	479,717
ESCO Technologies Inc.	7,576	454,181
ExOne Co. (The)[a,b]	3,538	40,192
Federal Signal Corp.	17,168	365,335
Flowserve Corp.	38,912	1,657,262
Fortive Corp.	92,573	6,553,243
Franklin Electric Co. Inc.	13,378	600,003
FreightCar America Inc.	3,291	64,372
Gardner Denver Holdings Inc.[a,b]	12,486	343,615
Gencor Industries Inc.[a]	2,268	40,030

Security	Shares	Value
Global Brass & Copper Holdings Inc.	6,076	$205,369
Gorman-Rupp Co. (The)	5,428	176,790
Graco Inc.	16,943	2,095,680
Graham Corp.	2,966	61,782
Greenbrier Companies Inc. (The)	7,741	372,729
Hardinge Inc.	3,420	52,223
Harsco Corp.[a]	22,969	480,052
Hillenbrand Inc.	19,832	770,473
Hurco Companies Inc.	1,853	77,085
Hyster-Yale Materials Handling Inc.	2,875	219,765
IDEX Corp.	23,050	2,799,883
Illinois Tool Works Inc.	91,869	13,592,937
Ingersoll-Rand PLC	77,130	6,877,682
ITT Inc.	26,788	1,185,905
John Bean Technologies Corp.[b]	9,852	996,037
Kadant Inc.	3,237	319,006
Kennametal Inc.	23,454	946,134
LB Foster Co. Class A	4,034	91,774
Lincoln Electric Holdings Inc.	17,700	1,622,736
Lindsay Corp.	3,513	322,845
Lydall Inc.[a]	4,872	279,166
Manitowoc Co. Inc. (The)[a]	42,344	381,096
Meritor Inc.[a,b]	24,067	625,983
Middleby Corp. (The)[a]	17,202	2,204,780
Milacron Holdings Corp.[a]	13,427	226,379
Miller Industries Inc./TN	3,068	85,751
Mueller Industries Inc.	17,776	621,271
Mueller Water Products Inc. Class A	44,398	568,294
Navistar International Corp.[a,b]	15,775	695,204
NN Inc.	7,787	225,823
Nordson Corp.	17,145	2,031,683
Omega Flex Inc.	823	59,124
Oshkosh Corp.	23,021	1,900,153
PACCAR Inc.	103,894	7,515,692
Park-Ohio Holdings Corp.	2,432	110,899
Parker-Hannifin Corp.	39,873	6,978,572
Pentair PLC	50,487	3,431,097
Proto Labs Inc.[a,b]	7,639	613,412
RBC Bearings Inc.[a,b]	7,127	891,944
REV Group Inc.[b]	3,749	107,821
Rexnord Corp.[a,b]	31,163	791,852
Snap-on Inc.	17,300	2,577,873
Spartan Motors Inc.	9,766	107,914
SPX Corp.[a]	11,607	340,549
SPX FLOW Inc.[a]	11,607	447,566
Standex International Corp.	3,475	369,045
Stanley Black & Decker Inc.	45,976	6,940,997
Sun Hydraulics Corp.	7,688	415,152
Tennant Co.	5,306	351,257
Terex Corp.	24,968	1,124,059
Timken Co. (The)	20,704	1,005,179
Titan International Inc.	13,141	133,381
Toro Co. (The)	31,452	1,951,911
TriMas Corp.[a]	12,654	341,658
Trinity Industries Inc.	46,563	1,485,360

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Twin Disc Inc.[a]	4,831	$89,905
Wabash National Corp.[b]	19,314	440,745
WABCO Holdings Inc.[a]	15,251	2,257,148
Wabtec Corp./DE	26,158	1,981,469
Watts Water Technologies Inc. Class A	8,047	556,852
Welbilt Inc.[a,b]	37,412	862,347
Woodward Inc.	15,607	1,211,259
Xylem Inc./NY	54,059	3,385,715

		160,442,251
MARINE — 0.02%
Costamare Inc.	7,758	47,945
Eagle Bulk Shipping Inc.[a]	17,422	78,922
Kirby Corp.[a,b]	15,658	1,032,645
Matson Inc.	13,779	388,292
Scorpio Bulkers Inc.[a]	20,527	144,715

		1,692,519
MEDIA — 2.73%
AMC Entertainment Holdings Inc. Class A	15,967	234,715
AMC Networks Inc. Class Aa	16,159	944,817
Cable One Inc.	1,403	1,013,134
CBS Corp. Class B NVS	107,445	6,231,810
Central European Media Enterprises Ltd. Class Aa	21,536	87,221
Charter Communications Inc. Class Aa	57,587	20,928,267
Cinemark Holdings Inc.	31,433	1,138,189
Clear Channel Outdoor Holdings Inc. Class A	11,632	54,089
Comcast Corp. Class A	1,421,503	54,699,435
Daily Journal Corp.[a,b]	220	48,094
Discovery Communications Inc. Class Aa,b	44,429	945,893
Discovery Communications Inc. Class C NVS[a,b]	63,147	1,279,358
DISH Network Corp. Class Aa	66,655	3,614,701
Emerald Expositions Events Inc.	4,695	109,112
Entercom Communications Corp. Class Ab	6,634	75,959
Entravision Communications Corp. Class A	23,104	131,693
Eros International PLC[a,b]	8,555	122,336
EW Scripps Co. (The) Class Aa	17,623	336,775
Gannett Co. Inc.	32,313	290,817
Global Eagle Entertainment Inc.[a,b]	12,063	41,255
Gray Television Inc.[a,b]	18,746	294,312
Hemisphere Media Group Inc.[a]	2,380	28,441
IMAX Corp.[a,b]	17,061	386,432
Interpublic Group of Companies Inc. (The)	120,446	2,504,072
John Wiley & Sons Inc. Class A	12,861	688,063
Liberty Broadband Corp. Class Aa,b	8,034	756,642
Liberty Broadband Corp. Class Ca,b	31,383	2,990,800
Liberty Media Corp.-Liberty Braves Class Aa,b	3,005	76,237

Security	Shares	Value
Liberty Media Corp.-Liberty Braves Class Ca,b	9,885	$249,794
Liberty Media Corp.-Liberty Formula One Class Aa	7,410	270,391
Liberty Media Corp.-Liberty Formula One Class Ca	52,031	1,981,861
Liberty Media Corp.-Liberty SiriusXM Class Aa	26,984	1,130,630
Liberty Media Corp.-Liberty SiriusXM Class Ca	53,840	2,254,281
Lions Gate Entertainment Corp. Class Aa	16,302	545,302
Lions Gate Entertainment Corp. Class Ba	31,112	989,050
Live Nation Entertainment Inc.[a]	41,093	1,789,600
Loral Space & Communications Inc.[a,b]	3,598	178,101
Madison Square Garden Co. (The)[a,b]	5,723	1,225,294
MDC Partners Inc. Class A	13,604	149,644
Meredith Corp.	11,042	612,831
MSG Networks Inc. Class Aa,b	17,222	365,106
National CineMedia Inc.	20,334	141,931
New Media Investment Group Inc.	12,864	190,259
New York Times Co. (The) Class A	39,761	779,316
News Corp. Class A	115,706	1,534,262
News Corp. Class B	39,524	539,503
Nexstar Media Group Inc. Class A	14,112	879,178
Omnicom Group Inc.	69,682	5,161,346
Reading International Inc. Class Aa	4,880	76,714
Regal Entertainment Group Class A	33,955	543,280
Saga Communications Inc. Class A	1,298	59,189
Salem Media Group Inc. Class A	3,247	21,430
Scholastic Corp.	8,029	298,679
Scripps Networks Interactive Inc. Class A	25,948	2,228,674
Sinclair Broadcast Group Inc. Class A	21,886	701,446
Sirius XM Holdings Inc.[b]	444,402	2,453,099
TEGNA Inc.	64,545	860,385
Time Inc.	31,500	425,250
Time Warner Inc.	234,054	23,978,832
Townsquare Media Inc. Class Aa	2,488	24,880
Tribune Media Co. Class A	22,896	935,531
tronc Inc.[a]	6,143	89,258
Twenty-First Century Fox Inc. Class A	314,575	8,298,488
Twenty-First Century Fox Inc. Class B	132,239	3,410,444
Viacom Inc. Class Ab	2,855	104,778
Viacom Inc. Class B NVS	106,230	2,957,443
Walt Disney Co. (The)	472,394	46,563,877
WideOpenWest Inc.[a]	6,362	95,939
World Wrestling Entertainment Inc. Class A	11,632	273,934

		215,421,899
METALS & MINING — 0.46%
AK Steel Holding Corp.[a]	92,662	517,981
Alcoa Corp.[b]	55,685	2,596,035
Allegheny Technologies Inc.	32,229	770,273

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Ampco-Pittsburgh Corp.	2,488	$43,291
Carpenter Technology Corp.	13,730	659,452
Century Aluminum Co.[a,b]	14,695	243,643
Cleveland-Cliffs Inc.[a,b]	93,865	671,135
Coeur Mining Inc.[a]	54,070	496,903
Commercial Metals Co.	32,861	625,345
Compass Minerals International Inc.[b]	10,368	672,883
Ferroglobe PLC	15,827	—
Freeport-McMoRan Inc.[a]	408,388	5,733,767
Gerber Scientific Inc. Escrow[a,d]	5,665	57
Gold Resource Corp.	14,723	55,211
Handy & Harman Ltd.[a]	1,721	56,018
Haynes International Inc.	3,393	121,843
Hecla Mining Co.	114,181	573,189
Kaiser Aluminum Corp.	5,030	518,794
Klondex Mines Ltd.[a]	52,656	191,668
Materion Corp.	5,687	245,394
Newmont Mining Corp.	161,922	6,073,694
Nucor Corp.	95,794	5,368,296
Olympic Steel Inc.	2,451	53,922
Ramaco Resources Inc.[a,b]	1,800	11,934
Reliance Steel & Aluminum Co.	21,728	1,655,022
Royal Gold Inc.	19,580	1,684,663
Ryerson Holding Corp.[a,b]	3,114	33,787
Schnitzer Steel Industries Inc. Class A	7,197	202,595
Southern Copper Corp.	24,867	988,712
Steel Dynamics Inc.	70,729	2,438,029
SunCoke Energy Inc.[a]	19,990	182,709
Tahoe Resources Inc.	88,628	467,070
TimkenSteel Corp.[a]	11,548	190,542
U.S. Steel Corp.	52,508	1,347,355
Warrior Met Coal Inc.	5,036	118,698
Worthington Industries Inc.	12,936	595,056

		36,204,966
MORTGAGE REAL ESTATE INVESTMENT — 0.23%
AG Mortgage Investment Trust Inc.	7,019	135,046
AGNC Investment Corp.	114,772	2,488,257
Annaly Capital Management Inc.	324,822	3,959,580
Anworth Mortgage Asset Corp.	22,704	136,451
Apollo Commercial Real Estate Finance Inc.[b]	27,539	498,731
Ares Commercial Real Estate Corp.	8,431	112,217
ARMOUR Residential REIT Inc.	12,578	338,348
Capstead Mortgage Corp.	26,236	253,177
Cherry Hill Mortgage Investment Corp.	4,104	74,282
Chimera Investment Corp.	58,003	1,097,417
CYS Investments Inc.	49,473	427,447
Dynex Capital Inc.	15,613	113,507
Ellington Residential Mortgage REIT	5,012	72,774
Granite Point Mortgage Trust Inc.	4,055	75,950
Great Ajax Corp.	6,936	97,728
Hannon Armstrong Sustainable Infrastructure Capital Inc.	16,244	395,866
Invesco Mortgage Capital Inc.	34,865	597,238
KKR Real Estate Finance Trust Inc.	3,597	75,681

Security	Shares	Value
Ladder Capital Corp.	21,371	$294,492
MFA Financial Inc.[b]	120,241	1,053,311
MTGE Investment Corp.	11,824	229,386
New Residential Investment Corp.	93,553	1,565,142
New York Mortgage Trust Inc.[b]	28,883	177,630
Orchid Island Capital Inc.[b]	9,228	94,033
Owens Realty Mortgage Inc.	2,969	54,066
PennyMac Mortgage Investment Trust[c]	18,974	329,958
Redwood Trust Inc.[b]	22,390	364,733
Resource Capital Corp.[b]	8,803	94,896
Starwood Property Trust Inc.[b]	78,242	1,699,416
Sutherland Asset Management Corp.	5,147	80,808
TPG RE Finance Trust Inc.[a]	3,866	76,431
Two Harbors Investment Corp.[b]	103,388	1,042,151
Western Asset Mortgage Capital Corp.[b]	12,853	134,571

		18,240,721
MULTI-UTILITIES — 0.92%
Ameren Corp.	73,076	4,226,716
Avista Corp.	18,939	980,472
Black Hills Corp.	15,906	1,095,446
CenterPoint Energy Inc.	130,362	3,807,874
CMS Energy Corp.	84,812	3,928,492
Consolidated Edison Inc.	92,451	7,458,947
Dominion Energy Inc.	193,187	14,861,876
DTE Energy Co.	54,230	5,822,133
MDU Resources Group Inc.	57,384	1,489,115
NiSource Inc.	99,133	2,536,813
NorthWestern Corp.	14,530	827,338
Public Service Enterprise Group Inc.	151,751	7,018,484
SCANA Corp.	39,818	1,930,775
Sempra Energy	75,566	8,624,347
Unitil Corp.	3,969	196,307
Vectren Corp.	24,729	1,626,426
WEC Energy Group Inc.	95,560	5,999,257

		72,430,818
MULTILINE RETAIL — 0.39%
Big Lots Inc.[b]	13,900	744,623
Dillard’s Inc. Class Ab	3,886	217,888
Dollar General Corp.	83,057	6,731,770
Dollar Tree Inc.[a]	69,619	6,044,322
Fred’s Inc. Class Ab	10,585	68,167
JC Penney Co. Inc.[a,b]	94,062	358,376
Kohl’s Corp.	51,536	2,352,618
Macy’s Inc.	92,277	2,013,484
Nordstrom Inc.	35,198	1,659,586
Ollie’s Bargain Outlet Holdings Inc.[a,b]	14,257	661,525
Sears Holdings Corp.[a,b]	3,801	27,747
Target Corp.	167,105	9,860,866

		30,740,972
OIL, GAS & CONSUMABLE FUELS — 4.89%
Abraxas Petroleum Corp.[a]	48,720	91,594
Adams Resources & Energy Inc.	696	28,884
Anadarko Petroleum Corp.	168,528	8,232,593
Andeavor	47,184	4,867,030

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Antero Resources Corp.[a,b]	69,478	$1,382,612
Apache Corp.	115,317	5,281,519
Arch Coal Inc. Class A	6,565	470,973
Ardmore Shipping Corp.	5,124	42,273
Bill Barrett Corp.[a,b]	18,310	78,550
Bonanza Creek Energy Inc.[a]	6,180	203,878
Cabot Oil & Gas Corp.	138,034	3,692,409
California Resources Corp.[a,b]	10,690	111,817
Callon Petroleum Co.[a,b]	63,019	708,334
Carrizo Oil & Gas Inc.[a]	18,527	317,368
Centennial Resource Development Inc./DE Class Aa,b	33,336	599,048
Cheniere Energy Inc.[a]	62,452	2,812,838
Chesapeake Energy Corp.[a,b]	272,507	1,171,780
Chevron Corp.	570,517	67,035,747
Cimarex Energy Co.	28,007	3,183,556
Clean Energy Fuels Corp.[a]	49,953	123,883
Cloud Peak Energy Inc.[a]	24,001	87,844
Concho Resources Inc.[a]	44,436	5,853,110
ConocoPhillips	367,282	18,382,464
CONSOL Energy Inc.[a]	69,687	1,180,498
Contango Oil & Gas Co.[a]	5,570	28,017
Continental Resources Inc./OKa,b	25,636	989,806
CVR Energy Inc.[b]	4,618	119,606
Delek U.S. Holdings Inc.[b]	24,887	665,230
Denbury Resources Inc.[a]	99,726	133,633
Devon Energy Corp.	158,822	5,830,356
DHT Holdings Inc.	31,079	123,694
Diamondback Energy Inc.[a,b]	29,553	2,895,012
Dorian LPG Ltd.[a,b]	6,965	47,501
Earthstone Energy Inc. Class Aa	353	3,879
Eclipse Resources Corp.[a]	38,234	95,585
Energen Corp.[a]	29,140	1,593,375
Energy XXI Gulf Coast Inc.[a]	8,859	91,602
EOG Resources Inc.	173,985	16,831,309
EP Energy Corp. Class Aa,b	9,901	32,277
EQT Corp.[b]	52,743	3,440,953
Evolution Petroleum Corp.	4,375	31,500
Extraction Oil & Gas Inc.[a]	36,231	557,595
Exxon Mobil Corp.	1,279,716	104,911,118
Frontline Ltd./Bermuda[b]	23,254	140,454
GasLog Ltd.	12,258	213,902
Gastar Exploration Inc.[a]	87,465	76,934
Gener8 Maritime Inc.[a]	16,195	73,039
Golar LNG Ltd.	28,562	645,787
Green Plains Inc.	10,783	217,277
Gulfport Energy Corp.[a]	47,570	682,154
Halcon Resources Corp.[a]	38,823	263,996
Hallador Energy Co.	10,876	62,211
Hess Corp.	84,783	3,975,475
HollyFrontier Corp.	53,365	1,919,539
International Seaways Inc.[a]	8,811	173,577
Isramco Inc.[a,b]	237	27,492
Jagged Peak Energy Inc.[a,b]	17,217	235,184
Jones Energy Inc. Class Aa,b	11,732	22,525
Kinder Morgan Inc./DE	579,759	11,119,778

Security	Shares	Value
Kosmos Energy Ltd.[a,b]	69,672	$554,589
Laredo Petroleum Inc.[a,b]	51,773	669,425
Lilis Energy Inc.[a,b]	15,493	69,254
Marathon Oil Corp.	255,817	3,468,879
Marathon Petroleum Corp.	151,956	8,521,692
Matador Resources Co.[a,b]	26,290	713,773
Murphy Oil Corp.	48,405	1,285,637
Navios Maritime Acquisition Corp.	23,287	28,410
Newfield Exploration Co.[a,b]	59,356	1,761,093
Noble Energy Inc.	145,199	4,117,844
Nordic American Tankers Ltd.[b]	33,171	177,133
Oasis Petroleum Inc.[a]	69,016	629,426
Occidental Petroleum Corp.	231,111	14,839,637
ONEOK Inc.	114,243	6,330,205
Overseas Shipholding Group Inc. Series Aa	9,865	25,945
Pacific Ethanol Inc.[a,b]	5,709	31,685
Panhandle Oil and Gas Inc. Class A	3,968	94,438
Par Pacific Holdings Inc.[a]	8,856	184,205
Parsley Energy Inc. Class Aa,b	69,600	1,833,264
PBF Energy Inc. Class A	32,563	899,064
PDC Energy Inc.[a]	19,788	970,206
Peabody Energy Corp.[a]	18,611	539,905
Penn Virginia Corp.[a]	4,272	170,795
PetroCorp Inc. Escrow[a,d]	1,248	—
Phillips 66	131,528	12,049,280
Pioneer Natural Resources Co.	51,005	7,525,278
QEP Resources Inc.[a]	70,775	606,542
Range Resources Corp.[b]	68,803	1,346,475
Renewable Energy Group Inc.[a,b]	11,627	141,268
Resolute Energy Corp.[a]	6,500	192,985
REX American Resources Corp.[a]	1,812	170,020
Rice Energy Inc.[a]	50,956	1,474,667
Ring Energy Inc.[a]	14,609	211,684
Rosehill Resources Inc.[a]	8,892	73,181
RSP Permian Inc.[a,b]	39,561	1,368,415
Sanchez Energy Corp.[a,b]	19,473	93,860
SandRidge Energy Inc.[a]	10,451	209,961
Scorpio Tankers Inc.	52,920	181,516
SemGroup Corp. Class A	19,627	564,276
Ship Finance International Ltd.	18,663	270,614
SilverBow Resources Inc.[a]	2,895	71,072
SM Energy Co.	34,224	607,134
Southwestern Energy Co.[a]	159,507	974,588
SRC Energy Inc.[a]	64,672	625,378
Stone Energy Corp.[a]	5,833	169,507
Targa Resources Corp.	64,105	3,032,166
Teekay Corp.[b]	12,832	114,590
Teekay Tankers Ltd. Class A	29,483	47,762
Tellurian Inc.[a,b]	16,593	177,213
Ultra Petroleum Corp.[a]	58,419	506,493
Uranium Energy Corp.[a,b]	55,539	76,644
Valero Energy Corp.	134,782	10,368,779
Westmoreland Coal Co.[a]	4,864	12,403
Whiting Petroleum Corp.[a,b]	108,380	591,755
WildHorse Resource Development Corp.[a,b]	5,938	79,094

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Williams Companies Inc. (The)	249,519	$7,488,065
World Fuel Services Corp.	20,278	687,627
WPX Energy Inc.[a]	122,827	1,412,510

		385,651,280
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	11,032	385,017
Clearwater Paper Corp.[a]	5,203	256,248
Deltic Timber Corp.	3,122	276,079
Domtar Corp.	18,652	809,310
KapStone Paper and Packaging Corp.	25,199	541,527
Louisiana-Pacific Corp.[a]	43,868	1,187,945
Neenah Paper Inc.	5,303	453,672
PH Glatfelter Co.	11,983	233,069
Schweitzer-Mauduit International Inc.	8,742	362,443
Verso Corp. Class Aa	18,844	95,916

		4,601,226
PERSONAL PRODUCTS — 0.18%
Coty Inc. Class A	143,539	2,372,700
Edgewell Personal Care Co.[a]	17,260	1,256,010
elf Beauty Inc.[a,b]	6,195	139,697
Estee Lauder Companies Inc. (The) Class A	65,982	7,115,499
Herbalife Ltd.[a,b]	20,649	1,400,622
Inter Parfums Inc.	4,593	189,461
Medifast Inc.	3,940	233,918
Natural Health Trends Corp.[b]	2,088	49,903
Nature’s Sunshine Products Inc.	3,309	33,586
Nu Skin Enterprises Inc. Class A	15,305	940,952
Revlon Inc. Class Aa,b	3,254	79,886
USANA Health Sciences Inc.[a,b]	3,459	199,584

		14,011,818
PHARMACEUTICALS — 4.23%
Aclaris Therapeutics Inc.[a,b]	7,035	181,573
Aerie Pharmaceuticals Inc.[a,b]	9,285	451,251
Akcea Therapeutics Inc.[a,b]	4,503	124,598
Akorn Inc.[a]	27,166	901,640
Allergan PLC	101,304	20,762,255
Amphastar Pharmaceuticals Inc.[a]	11,960	213,725
ANI Pharmaceuticals Inc.[a,b]	1,959	102,828
Aratana Therapeutics Inc.[a]	7,190	44,075
Assembly Biosciences Inc.[a,b]	4,197	146,559
Bristol-Myers Squibb Co.	497,107	31,685,600
Catalent Inc.[a]	37,661	1,503,427
Cempra Inc.[a,b]	12,526	40,710
Clearside Biomedical Inc.[a,b]	2,404	21,011
Collegium Pharmaceutical Inc.[a,b]	6,429	67,440
Corcept Therapeutics Inc.[a]	26,153	504,753
Corium International Inc.[a]	10,308	114,213
Depomed Inc.[a]	16,968	98,245
Dermira Inc.[a,b]	12,206	329,562
Dova Pharmaceuticals Inc.[a]	2,973	72,184
Durect Corp.[a]	29,513	52,238
Eli Lilly & Co.	294,725	25,210,776
Endo International PLC[a]	67,344	576,801

Security	Shares	Value
Horizon Pharma PLC[a]	47,490	$602,173
Impax Laboratories Inc.[a]	20,843	423,113
Innoviva Inc.[a]	22,047	311,304
Intersect ENT Inc.[a]	9,124	284,213
Intra-Cellular Therapies Inc.[a]	10,466	165,153
Johnson & Johnson	813,977	105,825,150
Kala Pharmaceuticals Inc.[a]	2,978	68,018
Lannett Co. Inc.[a,b]	7,240	133,578
Mallinckrodt PLC[a,b]	29,833	1,114,859
Medicines Co. (The)[a,b]	19,979	740,022
Merck & Co. Inc.	826,366	52,912,215
Mylan NVa	160,825	5,045,080
MyoKardia Inc.[a]	5,603	240,089
Nektar Therapeutics[a,b]	44,968	1,079,232
Neos Therapeutics Inc.[a,b]	10,248	93,769
Ocular Therapeutix Inc.[a,b]	5,005	30,931
Omeros Corp.[a,b]	11,400	246,468
Pacira Pharmaceuticals Inc./DEa	11,920	447,596
Paratek Pharmaceuticals Inc.[a,b]	7,880	197,788
Perrigo Co. PLC	40,532	3,431,034
Pfizer Inc.	1,785,395	63,738,601
Phibro Animal Health Corp. Series A	5,986	221,781
Prestige Brands Holdings Inc.[a]	15,684	785,612
Reata Pharmaceuticals Inc. Series Aa,b	1,707	53,088
Revance Therapeutics Inc.[a,b]	7,599	209,352
SciClone Pharmaceuticals Inc.[a]	14,665	164,248
Sienna Biopharmaceuticals Inc.[a]	3,271	72,780
Sucampo Pharmaceuticals Inc. Class Aa	7,452	87,934
Supernus Pharmaceuticals Inc.[a]	15,020	600,800
Teligent Inc.[a,b]	8,618	57,827
Tetraphase Pharmaceuticals Inc.[a]	9,816	67,141
TherapeuticsMD Inc.[a,b]	45,982	243,245
Theravance Biopharma Inc.[a,b]	12,105	414,475
WaVe Life Sciences Ltd.[a]	2,172	47,241
Zoetis Inc.	148,261	9,453,121
Zogenix Inc.[a,b]	8,057	282,398
Zynerba Pharmaceuticals Inc.[a,b]	4,151	34,702

		333,131,595
PROFESSIONAL SERVICES — 0.41%
Acacia Research Corp.[a]	13,218	60,142
Advisory Board Co. (The)[a,b]	11,895	637,869
Barrett Business Services Inc.	2,015	113,908
BG Staffing Inc.	4,240	70,172
CBIZ Inc.[a]	16,882	274,332
Cogint Inc.[a,b]	4,449	21,800
CRA International Inc.	3,041	124,833
Dun & Bradstreet Corp. (The)	11,023	1,283,187
Equifax Inc.	35,776	3,791,898
Exponent Inc.	7,686	567,995
Franklin Covey Co.[a]	3,831	77,769
FTI Consulting Inc.[a,b]	12,693	450,348
GP Strategies Corp.[a]	3,076	94,895
Heidrick & Struggles International Inc.	5,140	108,711

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Hill International Inc.[a,b]	6,790	$32,253
Huron Consulting Group Inc.[a]	6,606	226,586
ICF International Inc.[a]	5,540	298,883
IHS Markit Ltd.[a]	116,187	5,121,523
Insperity Inc.	5,044	443,872
Kelly Services Inc. Class A	10,928	274,184
Kforce Inc.	8,124	164,105
Korn/Ferry International	15,317	603,949
ManpowerGroup Inc.	20,038	2,360,877
Mistras Group Inc.[a]	4,383	89,852
Navigant Consulting Inc.[a]	14,634	247,607
Nielsen Holdings PLC	107,707	4,464,455
On Assignment Inc.[a]	15,263	819,318
Resources Connection Inc.	7,450	103,555
Robert Half International Inc.	37,146	1,869,930
RPX Corp.[a]	14,851	197,221
TransUnion[a]	45,277	2,139,791
TriNet Group Inc.[a,b]	11,571	389,017
TrueBlue Inc.[a]	11,494	258,040
Verisk Analytics Inc. Class Aa	45,668	3,799,121
WageWorks Inc.[a]	11,212	680,568
Willdan Group Inc.[a]	2,636	85,565

		32,348,131
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Altisource Portfolio Solutions SAa,b	4,139	107,076
CBRE Group Inc. Class Aa	88,515	3,352,948
Consolidated-Tomoka Land Co.	1,141	68,540
Forestar Group Inc.[a]	9,816	168,835
FRP Holdings Inc.[a]	1,806	81,722
Griffin Industrial Realty Inc.	193	7,016
HFF Inc. Class A	10,965	433,775
Howard Hughes Corp. (The)[a]	10,079	1,188,617
Jones Lang LaSalle Inc.	13,586	1,677,871
Kennedy-Wilson Holdings Inc.	23,329	432,753
Marcus & Millichap Inc.[a,b]	3,867	104,370
Maui Land & Pineapple Co. Inc.[a]	3,781	52,745
RE/MAX Holdings Inc. Class A	5,111	324,804
Realogy Holdings Corp.	40,656	1,339,615
Redfin Corp.[a,b]	3,221	80,815
RMR Group Inc. (The) Class A	1,894	97,257
St. Joe Co. (The)[a,b]	14,998	282,712
Stratus Properties Inc.[b]	1,853	56,146
Tejon Ranch Co.[a,b]	3,828	80,771
Trinity Place Holdings Inc.[a]	11,117	78,041

		10,016,429
ROAD & RAIL — 0.92%
AMERCO	1,519	569,473
ArcBest Corp.	7,126	238,365
Avis Budget Group Inc.[a]	22,948	873,401
Covenant Transportation Group Inc. Class Aa	3,079	89,229
CSX Corp.	262,261	14,230,282
Daseke Inc.[a]	7,403	96,609
Genesee & Wyoming Inc. Class Aa,b	18,143	1,342,763
Heartland Express Inc.	13,677	343,019

Security	Shares	Value
Hertz Global Holdings Inc.[a]	18,131	$405,409
JB Hunt Transport Services Inc.	26,068	2,895,633
Kansas City Southern	31,716	3,446,895
Knight-Swift Transportation Holdings Inc.[a,b]	38,007	1,579,191
Landstar System Inc.	12,378	1,233,468
Marten Transport Ltd.	10,761	221,139
Norfolk Southern Corp.	87,300	11,544,552
Old Dominion Freight Line Inc.	18,436	2,029,988
Roadrunner Transportation Systems Inc.[a]	7,767	74,019
Ryder System Inc.	15,502	1,310,694
Saia Inc.[a]	8,309	520,559
Schneider National Inc. Class B	9,756	246,827
Union Pacific Corp.	243,804	28,273,950
Universal Logistics Holdings Inc.	1,427	29,182
Werner Enterprises Inc.	15,198	555,487
YRC Worldwide Inc.[a,b]	8,096	111,725

		72,261,859
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.68%
Advanced Energy Industries Inc.[a]	12,340	996,578
Advanced Micro Devices Inc.[a,b]	248,429	3,167,470
Alpha & Omega Semiconductor Ltd.[a,b]	4,968	81,922
Ambarella Inc.[a,b]	9,931	486,718
Amkor Technology Inc.[a]	33,380	352,159
Analog Devices Inc.	109,927	9,472,410
Applied Materials Inc.	325,694	16,965,400
Axcelis Technologies Inc.[a]	10,749	293,985
AXT Inc.[a,b]	11,529	105,490
Broadcom Ltd.	121,953	29,578,481
Brooks Automation Inc.	21,901	664,914
Cabot Microelectronics Corp.	7,559	604,191
Cavium Inc.[a,b]	20,231	1,334,032
CEVA Inc.[a]	6,479	277,301
Cirrus Logic Inc.[a]	19,373	1,032,968
Cohu Inc.	6,569	156,605
Cree Inc.[a,b]	29,455	830,336
CyberOptics Corp.[a]	3,333	54,161
Cypress Semiconductor Corp.	100,695	1,512,439
Diodes Inc.[a]	12,629	377,986
DSP Group Inc.[a]	6,530	84,890
Entegris Inc.[a]	43,770	1,262,764
First Solar Inc.[a]	24,557	1,126,675
FormFactor Inc.[a,b]	23,409	394,442
GSI Technology Inc.[a]	10,033	72,940
Ichor Holdings Ltd.[a]	5,416	145,149
Impinj Inc.[a,b]	5,394	224,444
Inphi Corp.[a,b]	12,648	501,999
Integrated Device Technology Inc.[a,b]	39,113	1,039,624
Intel Corp.	1,422,721	54,177,216
IXYS Corp.[a]	7,117	168,673
KLA-Tencor Corp.	47,088	4,991,328
Kopin Corp.[a,b]	19,015	79,293

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Lam Research Corp.	48,864	$9,041,795
Lattice Semiconductor Corp.[a]	33,119	172,550
MACOM Technology Solutions Holdings Inc.[a,b]	12,145	541,788
Marvell Technology Group Ltd.	123,776	2,215,590
Maxim Integrated Products Inc.	84,291	4,021,524
MaxLinear Inc.[a,b]	17,957	426,479
Microchip Technology Inc.	68,879	6,183,957
Micron Technology Inc.[a]	315,611	12,412,981
Microsemi Corp.[a]	35,455	1,825,223
MKS Instruments Inc.	15,802	1,492,499
Monolithic Power Systems Inc.	11,751	1,252,069
Nanometrics Inc.[a]	6,588	189,734
NeoPhotonics Corp.[a,b]	7,789	43,307
NVE Corp.	1,273	100,529
NVIDIA Corp.	171,546	30,667,278
NXP Semiconductors NVa	103,522	11,707,303
ON Semiconductor Corp.[a]	127,526	2,355,405
PDF Solutions Inc.[a,b]	7,122	110,320
Photronics Inc.[a,b]	16,917	149,715
Pixelworks Inc.[a]	16,197	76,288
Power Integrations Inc.	8,973	656,824
Qorvo Inc.[a]	37,942	2,681,741
QUALCOMM Inc.	446,027	23,122,040
Rambus Inc.[a]	31,340	418,389
Rudolph Technologies Inc.[a]	9,274	243,906
Semtech Corp.[a]	18,634	699,707
Sigma Designs Inc.[a]	9,520	59,976
Silicon Laboratories Inc.[a]	13,050	1,042,695
Skyworks Solutions Inc.	55,576	5,663,194
SMART Global Holdings Inc.[a]	6,122	163,947
SunPower Corp.[a,b]	15,892	115,853
Synaptics Inc.[a,b]	11,144	436,622
Teradyne Inc.	59,713	2,226,698
Texas Instruments Inc.	301,154	26,995,445
Ultra Clean Holdings Inc.[a,b]	9,531	291,839
Veeco Instruments Inc.[a,b]	12,872	275,461
Versum Materials Inc.	32,727	1,270,462
Xcerra Corp.[a]	13,722	135,162
Xilinx Inc.	75,028	5,314,233
Xperi Corp.	14,705	372,037

		289,787,548
SOFTWARE — 4.91%
8x8 Inc.[a]	27,013	364,675
A10 Networks Inc.[a]	17,100	129,276
ACI Worldwide Inc.[a]	33,885	771,900
Activision Blizzard Inc.	223,116	14,393,213
Adobe Systems Inc.[a]	149,013	22,229,759
Agilysys Inc.[a]	4,144	49,521
American Software Inc./GA Class A	6,670	75,771
ANSYS Inc.[a]	25,718	3,156,370
Aspen Technology Inc.[a]	23,090	1,450,283
Atlassian Corp. PLC Class Aa,b	22,011	773,687
Autodesk Inc.[a]	62,589	7,026,241
Barracuda Networks Inc.[a]	7,275	176,273

Security	Shares	Value
Blackbaud Inc.	13,968	$1,226,390
Blackline Inc.[a,b]	2,970	101,336
Bottomline Technologies de Inc.[a]	12,793	407,201
BroadSoft Inc.[a,b]	9,438	474,731
CA Inc.	94,951	3,169,464
Cadence Design Systems Inc.[a]	83,056	3,278,220
Callidus Software Inc.[a,b]	19,754	486,936
CDK Global Inc.	40,657	2,565,050
Citrix Systems Inc.[a]	45,533	3,497,845
CommVault Systems Inc.[a]	11,412	693,850
Dell Technologies Inc. Class Va	61,800	4,771,578
Digimarc Corp.[a,b]	2,035	74,481
Ebix Inc.	6,777	442,199
Electronic Arts Inc.[a]	90,414	10,674,277
Ellie Mae Inc.[a]	10,348	849,881
Everbridge Inc.[a,b]	3,940	104,095
Exa Corp.[a]	4,093	98,969
Fair Isaac Corp.	8,902	1,250,731
FireEye Inc.[a,b]	52,801	885,473
Fortinet Inc.[a]	44,879	1,608,463
Gigamon Inc.[a,b]	10,981	462,849
Glu Mobile Inc.[a]	31,332	117,808
Guidewire Software Inc.[a,b]	22,883	1,781,670
HubSpot Inc.[a,b]	10,068	846,215
Imperva Inc.[a]	10,032	435,389
Intuit Inc.	73,333	10,423,553
Majesco[a]	1,756	8,762
Manhattan Associates Inc.[a]	21,444	891,427
Microsoft Corp.	2,263,864	168,635,229
MicroStrategy Inc. Class Aa	2,820	360,142
Mitek Systems Inc.[a,b]	8,649	82,166
MobileIron Inc.[a]	15,174	56,144
Model N Inc.[a,b]	7,968	119,122
Monotype Imaging Holdings Inc.	13,857	266,747
Nuance Communications Inc.[a]	86,429	1,358,664
Oracle Corp.	867,751	41,955,761
Park City Group Inc.[a,b]	2,734	33,218
Paycom Software Inc.[a,b]	14,759	1,106,335
Paylocity Holding Corp.[a,b]	7,913	386,313
Pegasystems Inc.	11,696	674,274
Progress Software Corp.	13,513	515,791
Proofpoint Inc.[a,b]	12,567	1,096,094
PROS Holdings Inc.[a,b]	8,768	211,572
PTC Inc.[a,b]	34,132	1,920,949
QAD Inc. Class A	1,862	63,960
Qualys Inc.[a]	9,084	470,551
Rapid7 Inc.[a,b]	8,042	141,539
RealNetworks Inc.[a,b]	6,327	30,370
RealPage Inc.[a,b]	17,198	686,200
Red Hat Inc.[a]	53,389	5,918,705
RingCentral Inc. Class Aa	18,689	780,266
Rosetta Stone Inc.[a]	5,650	57,687
Rubicon Project Inc. (The)[a]	12,440	48,392
salesforce.com Inc.[a]	203,934	19,051,514
SecureWorks Corp. Class Aa	1,810	22,354
ServiceNow Inc.[a]	50,389	5,922,219

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Silver Spring Networks Inc.[a]	9,695	$156,768
Splunk Inc.[a]	41,470	2,754,852
SS&C Technologies Holdings Inc.	51,128	2,052,789
Symantec Corp.	183,786	6,030,019
Synchronoss Technologies Inc.[a]	11,534	107,612
Synopsys Inc.[a]	45,043	3,627,313
Tableau Software Inc. Class Aa	18,008	1,348,619
Take-Two Interactive Software Inc.[a]	31,494	3,219,632
Telenav Inc.[a]	12,022	76,340
TiVo Corp.	33,716	669,263
Tyler Technologies Inc.[a]	10,566	1,841,865
Ultimate Software Group Inc. (The)[a,b]	8,606	1,631,698
Upland Software Inc.[a]	3,330	70,463
Varonis Systems Inc.[a,b]	5,735	240,296
VASCO Data Security International Inc.[a,b]	8,094	97,533
Verint Systems Inc.[a]	18,234	763,093
VirnetX Holding Corp.[a,b]	11,814	46,075
VMware Inc. Class Aa,b	21,511	2,348,786
Workday Inc. Class Aa	39,305	4,142,354
Workiva Inc.[a]	7,571	157,855
Zendesk Inc.[a,b]	29,087	846,723
Zix Corp.[a]	17,115	83,692
Zynga Inc. Class Aa,b	231,510	875,108

		387,386,838
SPECIALTY RETAIL — 2.07%
Aaron’s Inc.	18,657	814,005
Abercrombie & Fitch Co. Class A	20,648	298,157
Advance Auto Parts Inc.	21,181	2,101,155
America’s Car-Mart Inc./TXa,b	2,228	91,627
American Eagle Outfitters Inc.	47,615	680,895
Asbury Automotive Group Inc.[a,b]	5,145	314,360
Ascena Retail Group Inc.[a]	49,367	120,949
At Home Group Inc.[a]	2,428	55,456
AutoNation Inc.[a,b]	19,069	905,015
AutoZone Inc.[a]	8,409	5,004,280
Barnes & Noble Education Inc.[a]	14,857	96,719
Barnes & Noble Inc.	21,468	163,157
Bed Bath & Beyond Inc.	41,962	984,848
Best Buy Co. Inc.	79,619	4,535,098
Big 5 Sporting Goods Corp.	5,329	40,767
Boot Barn Holdings Inc.[a,b]	4,002	35,618
Buckle Inc. (The)	7,753	130,638
Build-A-Bear Workshop Inc.[a,b]	3,470	31,751
Burlington Stores Inc.[a]	20,804	1,985,950
Caleres Inc.	12,322	376,067
Camping World Holdings Inc. Class A	7,061	287,665
CarMax Inc.[a,b]	55,663	4,219,812
Carvana Co.[a,b]	4,541	66,662
Cato Corp. (The) Class A	7,736	102,347
Chico’s FAS Inc.	36,866	329,951
Children’s Place Inc. (The)	5,130	606,110
Citi Trends Inc.	4,168	82,818
Conn’s Inc.[a,b]	4,339	122,143
Container Store Group Inc. (The)[a,b]	4,082	17,185

Security	Shares	Value
Dick’s Sporting Goods Inc.	26,226	$708,364
DSW Inc. Class A	20,338	436,860
Express Inc.[a]	23,964	161,997
Finish Line Inc. (The) Class A	11,276	135,650
Five Below Inc.[a,b]	16,809	922,478
Floor & Decor Holdings Inc. Class Aa,b	6,321	246,077
Foot Locker Inc.	39,199	1,380,589
Francesca’s Holdings Corp.[a]	12,464	91,735
GameStop Corp. Class A	29,603	611,598
Gap Inc. (The)	72,358	2,136,732
Genesco Inc.[a]	5,852	155,663
GNC Holdings Inc. Class Ab	21,440	189,530
Group 1 Automotive Inc.	5,908	428,094
Guess? Inc.	16,773	285,644
Haverty Furniture Companies Inc.	5,262	137,601
Hibbett Sports Inc.[a,b]	7,445	106,091
Home Depot Inc. (The)	362,674	59,318,959
J. Jill Inc.[a]	6,205	67,572
Kirkland’s Inc.[a]	6,184	70,683
L Brands Inc.	72,386	3,011,981
Lithia Motors Inc. Class A	7,345	883,677
Lowe’s Companies Inc.	254,784	20,367,433
Lumber Liquidators Holdings Inc.[a]	7,707	300,419
MarineMax Inc.[a,b]	8,441	139,699
Michaels Companies Inc. (The)[a]	34,823	747,650
Monro Inc.	9,646	540,658
Murphy USA Inc.[a]	10,377	716,013
O’Reilly Automotive Inc.[a,b]	26,140	5,629,772
Office Depot Inc.	159,240	722,950
Party City Holdco Inc.[a,b]	6,811	92,289
Penske Automotive Group Inc.	10,225	486,403
Pier 1 Imports Inc.	27,449	115,011
Rent-A-Center Inc./TXb	16,004	183,726
RHa,b	6,034	424,311
Ross Stores Inc.	115,792	7,476,689
Sally Beauty Holdings Inc.[a,b]	40,754	797,963
Select Comfort Corp.[a]	12,517	388,653
Shoe Carnival Inc.	4,086	91,445
Signet Jewelers Ltd.	20,868	1,388,765
Sonic Automotive Inc. Class A	8,365	170,646
Sportsman’s Warehouse Holdings Inc.[a,b]	8,403	37,898
Tailored Brands Inc.	14,411	208,095
Tiffany & Co.	32,525	2,985,144
Tile Shop Holdings Inc.	9,228	117,196
Tilly’s Inc. Class A	2,510	30,095
TJX Companies Inc. (The)	194,473	14,338,494
Tractor Supply Co.	38,766	2,453,500
Ulta Salon Cosmetics & Fragrance Inc.[a]	17,799	4,023,642
Urban Outfitters Inc.[a,b]	26,327	629,215
Vitamin Shoppe Inc.[a,b]	8,352	44,683
Williams-Sonoma Inc.	26,625	1,327,522
Winmark Corp.	713	93,938
Zumiez Inc.[a]	6,224	112,654

		163,271,351

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.53%
3D Systems Corp.[a,b]	31,056	$415,840
Apple Inc.	1,574,853	242,716,344
Avid Technology Inc.[a,b]	8,704	39,516
CPI Card Group Inc.[b]	4,959	5,852
Cray Inc.[a]	11,162	217,101
Diebold Nixdorf Inc.	23,310	532,634
Eastman Kodak Co.[a]	5,019	36,890
Electronics For Imaging Inc.[a]	14,733	628,804
Hewlett Packard Enterprise Co.	500,768	7,366,297
HP Inc.	511,117	10,201,895
Immersion Corp.[a,b]	7,799	63,718
Intevac Inc.[a]	6,479	54,748
NCR Corp.[a]	35,810	1,343,591
NetApp Inc.	81,491	3,566,046
Pure Storage Inc. Class Aa	29,310	468,667
Quantum Corp.[a]	11,053	67,644
Stratasys Ltd.[a,b]	13,946	322,432
Super Micro Computer Inc.[a]	10,870	240,227
USA Technologies Inc.[a]	10,551	65,944
Western Digital Corp.	87,993	7,602,595
Xerox Corp.	69,153	2,302,103

		278,258,888
TEXTILES, APPAREL & LUXURY GOODS — 0.63%
Carter’s Inc.	14,015	1,383,981
Coach Inc.	84,594	3,407,446
Columbia Sportswear Co.	8,370	515,425
Crocs Inc.[a]	20,369	197,579
Culp Inc.	2,412	78,993
Deckers Outdoor Corp.[a]	9,691	662,961
Delta Apparel Inc.[a,b]	2,096	45,085
Fossil Group Inc.[a,b]	12,319	114,936
G-III Apparel Group Ltd.[a]	12,884	373,894
Hanesbrands Inc.	109,379	2,695,099
Iconix Brand Group Inc.[a]	14,419	82,044
Lululemon Athletica Inc.[a,b]	28,781	1,791,617
Michael Kors Holdings Ltd.[a]	43,417	2,077,503
Movado Group Inc.	5,035	140,980
NIKE Inc. Class B	398,809	20,678,247
Oxford Industries Inc.	5,281	335,555
Perry Ellis International Inc.[a]	3,327	78,717
PVH Corp.	23,387	2,948,165
Ralph Lauren Corp.	16,589	1,464,643
Sequential Brands Group Inc.[a,b]	9,546	28,542
Skechers U.S.A. Inc. Class Aa	40,184	1,008,217
Steven Madden Ltd.[a]	17,093	740,127
Superior Uniform Group Inc.	2,120	48,548
Under Armour Inc. Class Aa,b	54,095	891,486
Under Armour Inc. Class Ca,b	54,743	822,240
Unifi Inc.[a]	3,937	140,275
Vera Bradley Inc.[a]	5,541	48,816
VF Corp.	98,562	6,265,586
Wolverine World Wide Inc.	29,869	861,721

		49,928,428

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.22%
ASB Bancorp. Inc.[a]	1,765	$79,602
Astoria Financial Corp.	29,253	628,939
Bank Mutual Corp.	12,740	129,311
BankFinancial Corp.	5,945	94,466
Bear State Financial Inc.	3,823	39,224
Beneficial Bancorp. Inc.	19,216	318,986
BofI Holding Inc.[a,b]	18,734	533,357
BSB Bancorp. Inc./MAa	3,345	100,183
Capitol Federal Financial Inc.	36,641	538,623
Charter Financial Corp./MD	6,409	118,759
Clifton Bancorp. Inc.	7,373	123,277
Dime Community Bancshares Inc.	8,797	189,135
Entegra Financial Corp.[a]	1,913	47,729
ESSA Bancorp. Inc.	2,381	37,382
Essent Group Ltd.[a]	23,803	964,021
Federal Agricultural Mortgage Corp. Class C	2,932	213,274
First Defiance Financial Corp.	2,793	146,605
Flagstar Bancorp. Inc.[a,b]	5,553	197,020
Greene County Bancorp. Inc.	902	27,105
Hingham Institution for Savings	358	68,117
Home Bancorp. Inc.	1,725	72,140
HomeStreet Inc.[a]	7,879	212,733
Impac Mortgage Holdings Inc.[a]	3,779	49,354
Kearny Financial Corp./MD	26,072	400,205
LendingTree Inc.[a]	1,810	442,454
Malvern Bancorp. Inc.[a,b]	3,202	85,654
Meridian Bancorp. Inc.	15,120	281,988
Meta Financial Group Inc.	2,344	183,770
MGIC Investment Corp.[a]	112,741	1,412,645
Nationstar Mortgage Holdings Inc.[a,b]	8,367	155,375
New York Community Bancorp. Inc.	143,619	1,851,249
NMI Holdings Inc. Class Aa	14,348	177,915
Northfield Bancorp. Inc.	10,998	190,815
Northwest Bancshares Inc.	27,537	475,564
OceanFirst Financial Corp.	8,275	227,480
Ocwen Financial Corp.[a,b]	29,299	100,789
Oritani Financial Corp.	12,793	214,922
PCSB Financial Corp.[a]	5,419	102,202
PennyMac Financial Services Inc. Class Aa,c	3,152	56,106
PHH Corp.[a]	18,191	253,401
Provident Bancorp. Inc.[a]	1,280	29,632
Provident Financial Holdings Inc.	1,955	38,318
Provident Financial Services Inc.	19,400	517,398
Prudential Bancorp. Inc.	4,316	79,975
Radian Group Inc.	67,197	1,255,912
Riverview Bancorp. Inc.	11,286	94,802
SI Financial Group Inc.	3,267	48,842
Southern Missouri Bancorp. Inc.	1,750	63,858
Territorial Bancorp. Inc.	3,120	98,498
TFS Financial Corp.	18,714	301,857
Timberland Bancorp. Inc./WA	3,300	103,422
TrustCo Bank Corp. NY	26,416	235,102
United Community Financial Corp./OH	11,247	107,971
United Financial Bancorp. Inc.	16,462	301,090
Walker & Dunlop Inc.[a]	9,131	477,825

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

September 30, 2017

Security	Shares	Value
Washington Federal Inc.	27,114	$912,386
Waterstone Financial Inc.	9,503	185,308
Western New England Bancorp Inc.	12,077	131,639
WSFS Financial Corp.	9,158	446,452

		16,972,163
TOBACCO — 1.14%
Altria Group Inc.	583,224	36,988,066
Philip Morris International Inc.	468,406	51,997,750
Turning Point Brands Inc.[a]	1,781	30,277
Universal Corp./VA	7,609	435,996
Vector Group Ltd.	28,502	583,436

		90,035,525
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Air Lease Corp.	28,536	1,216,204
Aircastle Ltd.	14,029	312,706
Applied Industrial Technologies Inc.	11,371	748,212
Beacon Roofing Supply Inc.[a]	17,492	896,465
BMC Stock Holdings Inc.[a,b]	19,593	418,311
CAI International Inc.[a]	4,913	148,962
DXP Enterprises Inc./TXa	3,992	125,708
EnviroStar Inc.[b]	2,722	75,263
Fastenal Co.	87,878	4,005,479
Foundation Building Materials Inc.[a]	3,839	54,284
GATX Corp.[b]	11,632	716,066
GMS Inc.[a]	7,045	249,393
H&E Equipment Services Inc.	9,371	273,633
HD Supply Holdings Inc.[a]	61,174	2,206,546
Herc Holdings Inc.[a,b]	7,210	354,227
Huttig Building Products Inc.[a]	11,354	80,159
Kaman Corp.	7,506	418,685
Lawson Products Inc./DEa,b	1,674	42,185
MRC Global Inc.[a]	28,761	503,030
MSC Industrial Direct Co. Inc. Class A	13,177	995,786
Neff Corp. Class Aa	2,953	73,825
Nexeo Solutions Inc.[a]	9,300	67,890
NOW Inc.[a,b]	31,767	438,702
Rush Enterprises Inc. Class Aa	9,435	436,746
Rush Enterprises Inc. Class Ba	1,952	85,146
SiteOne Landscape Supply Inc.[a,b]	10,156	590,064
Textainer Group Holdings Ltd.[a,b]	6,062	103,963
Titan Machinery Inc.[a,b]	4,888	75,911
Triton International Ltd.	13,140	437,299
United Rentals Inc.[a]	25,438	3,529,268
Univar Inc.[a]	31,161	901,488
Veritiv Corp.[a]	4,065	132,113
Watsco Inc.	9,105	1,466,542
WESCO International Inc.[a,b]	14,465	842,586
Willis Lease Finance Corp.[a]	1,240	30,492
WW Grainger Inc.	15,860	2,850,835

		25,904,174
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	23,026	1,662,017

		1,662,017

Security	Shares	Value
WATER UTILITIES — 0.11%
American States Water Co.	10,704	$527,172
American Water Works Co. Inc.	53,781	4,351,421
Aqua America Inc.	53,089	1,762,024
AquaVenture Holdings Ltd.[a,b]	3,099	41,837
Artesian Resources Corp. Class A	2,192	82,858
Cadiz Inc.[a,b]	6,253	79,413
California Water Service Group	13,511	515,445
Connecticut Water Service Inc.	2,757	163,490
Consolidated Water Co. Ltd.	5,719	73,203
Global Water Resources Inc.	2,398	22,589
Middlesex Water Co.	4,309	169,214
Pure Cycle Corp.[a]	10,215	76,612
SJW Group	5,552	314,243
York Water Co. (The)	3,843	130,278

		8,309,799
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Boingo Wireless Inc.[a]	12,814	273,835
Shenandoah Telecommunications Co.	13,421	499,261
Spok Holdings Inc.	5,787	88,830
Sprint Corp.[a,b]	189,595	1,475,049
T-Mobile U.S. Inc.[a]	88,654	5,466,406
Telephone & Data Systems Inc.	29,291	816,926
U.S. Cellular Corp.[a]	3,944	139,618

		8,759,925

TOTAL COMMON STOCKS
(Cost: $5,609,260,691)		7,864,908,942

SHORT-TERM INVESTMENTS — 3.23%

MONEY MARKET FUNDS — 3.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,e,f]	244,249,565	244,322,840
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,e]	10,388,537	10,388,537

		254,711,377

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,672,333)		254,711,377

TOTAL INVESTMENTS IN SECURITIES — 103.00%
(Cost: $5,863,933,024)		8,119,620,319
Other Assets, Less Liabilities — (3.00)%		(236,784,422)

NET ASSETS — 100.00%		$7,882,835,897

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

57

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 1.78%
Arconic Inc.	903,664	$22,483,160
BWX Technologies Inc.	216,493	12,127,938
HEICO Corp.[a]	56,472	5,071,750
HEICO Corp. Class A	111,299	8,480,984
Hexcel Corp.	206,398	11,851,373
Huntington Ingalls Industries Inc.	103,025	23,328,981
L3 Technologies Inc.	179,339	33,792,848
Orbital ATK Inc.	132,538	17,648,760
Rockwell Collins Inc.	375,214	49,044,222
Spirit AeroSystems Holdings Inc. Class A	279,046	21,687,455
Teledyne Technologies Inc.[b]	80,497	12,813,513
Textron Inc.	612,964	33,026,500
TransDigm Group Inc.	111,789	28,578,858

		279,936,342
AIR FREIGHT & LOGISTICS — 0.43%
CH Robinson Worldwide Inc.	324,087	24,663,021
Expeditors International of Washington Inc.	415,325	24,861,354
XPO Logistics Inc.[a,b]	270,260	18,318,223

		67,842,598
AIRLINES — 0.87%
Alaska Air Group Inc.	278,206	21,218,772
American Airlines Group Inc.	1,019,418	48,412,161
Copa Holdings SA Class A	71,825	8,944,367
JetBlue Airways Corp.[b]	770,813	14,283,165
Spirit Airlines Inc.[a,b]	160,315	5,356,124
United Continental Holdings Inc.[b]	639,080	38,907,190

		137,121,779
AUTO COMPONENTS — 1.10%
Adient PLC	217,211	18,243,552
BorgWarner Inc.	489,123	25,057,771
Delphi Automotive PLC	619,531	60,961,850
Gentex Corp.	652,637	12,922,213
Goodyear Tire & Rubber Co. (The)	582,227	19,359,048
Lear Corp.	157,641	27,284,504
Visteon Corp.[b]	72,184	8,934,214

		172,763,152
AUTOMOBILES — 0.22%
Harley-Davidson Inc.	404,667	19,508,996
Thor Industries Inc.	113,971	14,350,089

		33,859,085
BANKS — 4.42%
Associated Banc-Corp.	349,684	8,479,837
Bank of Hawaii Corp.	97,296	8,110,595
Bank of the Ozarks Inc.	279,264	13,418,635
BankUnited Inc.	239,184	8,507,775
BOK Financial Corp.	57,650	5,135,462
CIT Group Inc.	313,982	15,400,817
Citizens Financial Group Inc.	1,159,171	43,897,806
Comerica Inc.	407,713	31,092,193
Commerce Bancshares Inc./MO	206,274	11,916,449

Security	Shares	Value
Cullen/Frost Bankers Inc.	130,764	$12,412,119
East West Bancorp. Inc.	332,240	19,861,307
F.N.B. Corp.	741,817	10,407,692
Fifth Third Bancorp.	1,737,349	48,611,025
First Hawaiian Inc.	122,687	3,716,189
First Horizon National Corp.	534,331	10,232,439
First Republic Bank/CA	361,762	37,789,658
Huntington Bancshares Inc./OH	2,498,070	34,873,057
KeyCorp	2,525,656	47,532,846
M&T Bank Corp.	334,555	53,876,737
PacWest Bancorp.	278,058	14,044,710
People’s United Financial Inc.	790,937	14,347,597
Pinnacle Financial Partners Inc.	167,763	11,231,733
Popular Inc.	232,451	8,354,289
Prosperity Bancshares Inc.	153,218	10,071,019
Regions Financial Corp.	2,781,281	42,358,910
Signature Bank/New York NYb	124,838	15,984,258
SunTrust Banks Inc.	1,118,540	66,855,136
SVB Financial Group[b]	121,227	22,680,359
Synovus Financial Corp.	279,646	12,880,495
TCF Financial Corp.	366,829	6,250,766
Webster Financial Corp.	211,506	11,114,640
Western Alliance Bancorp.[b]	225,069	11,946,663
Zions BanCorp.	463,239	21,855,616

		695,248,829
BEVERAGES — 0.63%
Brown-Forman Corp. Class A	125,275	6,976,565
Brown-Forman Corp. Class B	407,973	22,152,934
Dr Pepper Snapple Group Inc.	419,106	37,078,308
Molson Coors Brewing Co. Class B	399,424	32,608,975

		98,816,782
BIOTECHNOLOGY — 1.57%
ACADIA Pharmaceuticals Inc.[a,b]	222,642	8,386,924
Agios Pharmaceuticals Inc.[a,b]	95,871	6,399,389
Alkermes PLC[b]	351,886	17,889,884
Alnylam Pharmaceuticals Inc.[a,b]	185,546	21,799,800
BioMarin Pharmaceutical Inc.[a,b]	403,569	37,560,167
Bioverativ Inc.[b]	250,243	14,281,368
Exelixis Inc.[b]	667,591	16,175,730
Incyte Corp.[a,b]	389,591	45,480,853
Intercept Pharmaceuticals Inc.[a,b]	41,911	2,432,514
Intrexon Corp.[a,b]	139,601	2,653,815
Ionis Pharmaceuticals Inc.[a,b]	285,138	14,456,497
Juno Therapeutics Inc.[a,b]	144,664	6,489,627
Neurocrine Biosciences Inc.[a,b]	201,725	12,361,708
OPKO Health Inc.[a,b]	775,959	5,323,079
Seattle Genetics Inc.[a,b]	220,915	12,019,985
TESARO Inc.[a,b]	85,688	11,062,321
United Therapeutics Corp.[b]	99,627	11,675,288

		246,448,949
BUILDING PRODUCTS — 0.88%
Allegion PLC	220,306	19,049,860
AO Smith Corp.	332,481	19,759,346
Armstrong World Industries Inc.[a,b]	101,778	5,216,122
Fortune Brands Home & Security Inc.	354,800	23,853,204

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value
Lennox International Inc.	88,551	$15,847,972
Masco Corp.	737,966	28,788,054
Owens Corning	256,365	19,829,833
USG Corp.[a,b]	200,253	6,538,260

		138,882,651
CAPITAL MARKETS — 3.36%
Affiliated Managers Group Inc.	130,484	24,769,778
Ameriprise Financial Inc.	346,517	51,461,240
BGC Partners Inc. Class A	528,248	7,643,749
CBOE Holdings Inc.	254,977	27,443,174
E*TRADE Financial Corp.[b]	636,694	27,766,225
Eaton Vance Corp. NVS	255,471	12,612,603
FactSet Research Systems Inc.	89,053	16,039,336
Federated Investors Inc. Class B NVS	220,876	6,560,017
Interactive Brokers Group Inc. Class A	160,802	7,242,522
Invesco Ltd.	928,567	32,536,988
Lazard Ltd. Class A	277,078	12,529,467
Legg Mason Inc.	191,342	7,521,654
LPL Financial Holdings Inc.	203,829	10,511,462
MarketAxess Holdings Inc.	84,724	15,632,425
Moody’s Corp.	384,522	53,529,308
Morningstar Inc.	43,068	3,660,349
MSCI Inc.	205,298	23,999,336
Nasdaq Inc.	263,501	20,439,773
Northern Trust Corp.	483,451	44,443,650
Raymond James Financial Inc.	297,105	25,054,865
SEI Investments Co.	308,573	18,841,467
T Rowe Price Group Inc.	544,603	49,368,262
TD Ameritrade Holding Corp.	586,559	28,624,079

		528,231,729
CHEMICALS — 2.13%
Albemarle Corp.	254,972	34,755,233
Ashland Global Holdings Inc.	143,036	9,353,124
Axalta Coating Systems Ltd.[b]	490,932	14,197,754
Cabot Corp.	141,113	7,874,105
Celanese Corp. Series A	317,629	33,119,176
CF Industries Holdings Inc.	538,650	18,938,934
Chemours Co. (The)	426,953	21,608,091
Eastman Chemical Co.	336,553	30,454,681
FMC Corp.	309,045	27,600,809
Huntsman Corp.	463,755	12,716,162
International Flavors & Fragrances Inc.	182,625	26,098,939
Mosaic Co. (The)	811,629	17,523,070
NewMarket Corp.	17,023	7,247,542
Olin Corp.	380,807	13,042,640
Platform Specialty Products Corp.[a,b]	510,788	5,695,286
RPM International Inc.	302,877	15,549,705
Scotts Miracle-Gro Co. (The) Class A	101,421	9,872,320
Valvoline Inc.	472,504	11,080,219
Westlake Chemical Corp.	82,176	6,828,004
WR Grace & Co.	157,365	11,353,885

		334,909,679

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.84%
Cintas Corp.	198,598	$28,653,719
Clean Harbors Inc.[a,b]	120,480	6,831,216
Copart Inc.[b]	458,553	15,760,467
KAR Auction Services Inc.	316,579	15,113,482
Pitney Bowes Inc.	430,144	6,026,317
Republic Services Inc.	531,822	35,132,161
Rollins Inc.	220,769	10,186,282
Stericycle Inc.[b]	190,807	13,665,597

		131,369,241
COMMUNICATIONS EQUIPMENT — 1.32%
Arista Networks Inc.[a,b]	122,294	23,188,165
ARRIS International PLC[b]	405,221	11,544,746
Brocade Communications Systems Inc.	937,599	11,204,308
CommScope Holding Co. Inc.[b]	440,958	14,644,215
EchoStar Corp. Class Ab	109,961	6,293,068
F5 Networks Inc.[b]	147,051	17,728,469
Harris Corp.	281,758	37,101,893
Juniper Networks Inc.	864,356	24,055,028
Motorola Solutions Inc.	378,142	32,092,912
Palo Alto Networks Inc.[b]	205,664	29,636,182

		207,488,986
CONSTRUCTION & ENGINEERING — 0.40%
AECOM[a,b]	358,491	13,196,054
Fluor Corp.	322,903	13,594,216
Jacobs Engineering Group Inc.	276,120	16,089,512
Quanta Services Inc.[b]	341,421	12,758,903
Valmont Industries Inc.	51,118	8,081,756

		63,720,441
CONSTRUCTION MATERIALS — 0.49%
Eagle Materials Inc.	108,334	11,559,238
Martin Marietta Materials Inc.	145,089	29,921,704
Vulcan Materials Co.	303,868	36,342,613

		77,823,555
CONSUMER FINANCE — 1.11%
Ally Financial Inc.	1,047,456	25,411,283
Credit Acceptance Corp.[a,b]	25,835	7,238,192
Discover Financial Services	858,632	55,364,591
Navient Corp.	631,155	9,479,948
OneMain Holdings Inc.[a,b]	126,749	3,573,054
Santander Consumer USA Holdings Inc.[a,b]	341,222	5,244,582
SLM Corp.[b]	995,605	11,419,589
Synchrony Financial	1,844,628	57,275,700

		175,006,939
CONTAINERS & PACKAGING — 1.76%
AptarGroup Inc.	141,359	12,200,695
Ardagh Group SA	42,733	914,914
Avery Dennison Corp.	204,018	20,063,130
Ball Corp.	799,998	33,039,917
Bemis Co. Inc.	211,205	9,624,612
Berry Global Group Inc.[b]	299,148	16,946,734
Crown Holdings Inc.[b]	303,292	18,112,598

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value
Graphic Packaging Holding Co.	715,328	$9,978,826
International Paper Co.	952,743	54,134,857
Owens-Illinois Inc.[b]	374,806	9,430,119
Packaging Corp. of America	215,790	24,746,797
Sealed Air Corp.	449,822	19,216,396
Silgan Holdings Inc.	169,106	4,976,790
Sonoco Products Co.	226,343	11,419,004
WestRock Co.	573,997	32,562,850

		277,368,239
DISTRIBUTORS — 0.43%
Genuine Parts Co.	332,315	31,785,930
LKQ Corp.[b]	709,213	25,524,576
Pool Corp.	92,779	10,035,904

		67,346,410
DIVERSIFIED CONSUMER SERVICES — 0.37%
Bright Horizons Family Solutions Inc.[b]	116,778	10,067,432
Graham Holdings Co. Class B	9,871	5,775,522
H&R Block Inc.	478,134	12,660,988
Service Corp. International/U.S.	419,764	14,481,858
ServiceMaster Global Holdings Inc.[a,b]	310,252	14,498,076

		57,483,876
DIVERSIFIED FINANCIAL SERVICES — 0.23%
Leucadia National Corp.	747,394	18,871,698
Voya Financial Inc.	417,619	16,658,822

		35,530,520
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.48%
CenturyLink Inc.	1,249,377	23,613,225
Level 3 Communications Inc.[b]	683,100	36,402,399
Zayo Group Holdings Inc.[a,b]	429,405	14,780,120

		74,795,744
ELECTRIC UTILITIES — 2.46%
Alliant Energy Corp.	527,123	21,912,503
Avangrid Inc.	130,765	6,200,876
Edison International	734,853	56,708,606
Entergy Corp.	415,374	31,717,959
Eversource Energy	733,844	44,353,531
FirstEnergy Corp.	1,027,374	31,673,940
Great Plains Energy Inc.	497,951	15,087,915
Hawaiian Electric Industries Inc.	249,572	8,328,218
OGE Energy Corp.	460,930	16,607,308
Pinnacle West Capital Corp.	257,019	21,733,527
PPL Corp.	1,584,985	60,150,181
Westar Energy Inc.	327,567	16,247,323
Xcel Energy Inc.	1,175,472	55,623,335

		386,345,222
ELECTRICAL EQUIPMENT — 0.93%
Acuity Brands Inc.[a]	97,042	16,621,354
AMETEK Inc.	524,823	34,659,311
Hubbell Inc.	126,016	14,620,376
Regal Beloit Corp.	102,822	8,122,938
Rockwell Automation Inc.	297,026	52,933,003
Sensata Technologies Holding NVa,b	391,057	18,798,110

		145,755,092

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.70%
Amphenol Corp. Class A	691,241	$58,506,638
Arrow Electronics Inc.[a,b]	204,300	16,427,763
Avnet Inc.	287,387	11,294,309
CDW Corp./DE	354,417	23,391,522
Cognex Corp.	191,722	21,143,102
Coherent Inc.[a,b]	56,460	13,277,698
Dolby Laboratories Inc. Class A	128,357	7,383,095
FLIR Systems Inc.	313,909	12,214,199
IPG Photonics Corp.[a,b]	82,977	15,355,724
Jabil Inc.	401,155	11,452,975
Keysight Technologies Inc.[b]	426,478	17,767,074
National Instruments Corp.	245,895	10,369,392
Trimble Inc.[b]	579,132	22,730,931
Universal Display Corp.[a]	96,072	12,378,877
Zebra Technologies Corp. Class Aa,b	120,718	13,107,561

		266,800,860
ENERGY EQUIPMENT & SERVICES — 0.79%
Baker Hughes a GE Co.	984,880	36,066,305
Helmerich & Payne Inc.	246,715	12,856,319
Nabors Industries Ltd.	626,225	5,053,636
National Oilwell Varco Inc.	879,796	31,435,111
Oceaneering International Inc.	223,069	5,860,023
Patterson-UTI Energy Inc.	481,031	10,072,789
RPC Inc.[a]	133,699	3,314,398
Transocean Ltd.[b]	906,175	9,750,443
Weatherford International PLC[a,b]	2,040,453	9,345,275

		123,754,299
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.27%
Alexandria Real Estate Equities Inc.[a]	214,812	25,556,184
American Campus Communities Inc.	308,982	13,641,555
American Homes 4 Rent Class A	556,534	12,082,353
Apartment Investment & Management Co. Class A	360,566	15,814,425
Apple Hospitality REIT Inc.[a]	484,866	9,168,816
AvalonBay Communities Inc.[a]	318,500	56,826,770
Boston Properties Inc.	356,238	43,774,525
Brandywine Realty Trust[a]	396,173	6,929,066
Brixmor Property Group Inc.	708,823	13,325,872
Camden Property Trust	211,025	19,298,236
Colony NorthStar Inc. Class Aa	1,243,096	15,613,286
Columbia Property Trust Inc.[a]	282,678	6,153,900
CoreCivic Inc.	269,520	7,215,050
CoreSite Realty Corp.	78,323	8,764,344
Corporate Office Properties Trust	227,597	7,472,009
CubeSmart[a]	415,697	10,791,494
CyrusOne Inc.	200,067	11,789,948
DCT Industrial Trust Inc.	212,799	12,325,318
DDR Corp.[a]	713,217	6,533,068
Digital Realty Trust Inc.	472,315	55,889,034
Douglas Emmett Inc.[a]	335,263	13,216,067
Duke Realty Corp.	821,241	23,668,166

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value
Empire State Realty Trust Inc. Class A	293,739	$6,033,399
EPR Properties	144,931	10,107,488
Equity Commonwealth[b]	278,153	8,455,851
Equity LifeStyle Properties Inc.	189,274	16,103,432
Essex Property Trust Inc.[a]	151,118	38,388,506
Extra Space Storage Inc.[a]	281,336	22,484,373
Federal Realty Investment Trust	166,285	20,654,260
Forest City Realty Trust Inc. Class A	584,624	14,913,758
Gaming and Leisure Properties Inc.	464,065	17,119,358
GGP Inc.[a]	1,423,623	29,568,650
HCP Inc.	1,084,971	30,194,743
Healthcare Trust of America Inc. Class Aa	458,352	13,658,890
Highwoods Properties Inc.	234,969	12,239,535
Hospitality Properties Trust	361,166	10,289,619
Host Hotels & Resorts Inc.[a]	1,687,536	31,202,541
Hudson Pacific Properties Inc.	360,718	12,094,875
Invitation Homes Inc.[a]	201,878	4,572,537
Iron Mountain Inc.[a]	606,136	23,578,690
JBG SMITH Properties[b]	198,769	6,799,887
Kilroy Realty Corp.	222,815	15,846,603
Kimco Realty Corp.[a]	954,571	18,661,863
Lamar Advertising Co. Class Aa	191,345	13,112,873
Liberty Property Trust[a]	339,793	13,951,901
Life Storage Inc.[a]	105,778	8,653,698
Macerich Co. (The)[a]	316,057	17,373,653
Medical Properties Trust Inc.[a]	836,053	10,977,376
Mid-America Apartment Communities Inc.	261,765	27,977,443
National Retail Properties Inc.[a]	343,413	14,306,586
Omega Healthcare Investors Inc.[a]	453,498	14,471,121
Outfront Media Inc.[a]	319,268	8,039,168
Paramount Group Inc.[a]	458,354	7,333,664
Park Hotels & Resorts Inc.[a]	333,510	9,191,536
Piedmont Office Realty Trust Inc. Class Aa	334,521	6,743,943
Prologis Inc.	1,219,541	77,392,072
Rayonier Inc.[a]	295,913	8,548,927
Realty Income Corp.[a]	631,609	36,121,719
Regency Centers Corp.[a]	344,677	21,383,761
Retail Properties of America Inc. Class A	533,673	7,007,126
SBA Communications Corp.[a,b]	277,661	39,997,067
Senior Housing Properties Trust	549,408	10,740,926
SL Green Realty Corp.	223,861	22,681,597
Spirit Realty Capital Inc.	1,117,601	9,577,841
STORE Capital Corp.[a]	393,846	9,794,950
Sun Communities Inc.	178,042	15,254,639
Tanger Factory Outlet Centers Inc.[a]	211,523	5,165,392
Taubman Centers Inc.[a]	136,260	6,772,122
UDR Inc.	612,898	23,308,511
Uniti Group Inc.[b]	382,164	5,602,524
Ventas Inc.	820,342	53,428,874
VEREIT Inc.[a]	2,258,202	18,720,495

Security	Shares	Value
Vornado Realty Trust	397,522	$30,561,491
Weingarten Realty Investors[a]	277,213	8,798,741
Welltower Inc.	848,037	59,600,040
Weyerhaeuser Co.	1,726,399	58,749,358
WP Carey Inc.	243,731	16,425,032

		1,456,584,511
FOOD & STAPLES RETAILING — 0.20%
Casey’s General Stores Inc.	87,143	9,537,801
Rite Aid Corp.[a,b]	2,392,552	4,689,402
Sprouts Farmers Market Inc.[a,b]	310,373	5,825,701
U.S. Foods Holding Corp.[b]	403,551	10,774,812

		30,827,716
FOOD PRODUCTS — 2.34%
Blue Buffalo Pet Products Inc.[a,b]	215,785	6,117,505
Bunge Ltd.	324,110	22,512,681
Campbell Soup Co.	413,513	19,360,679
Conagra Brands Inc.	921,494	31,091,207
Flowers Foods Inc.	407,238	7,660,147
Hain Celestial Group Inc. (The)[a,b]	234,977	9,669,303
Hershey Co. (The)	322,341	35,189,967
Hormel Foods Corp.	622,749	20,015,153
Ingredion Inc.	164,853	19,887,866
JM Smucker Co. (The)	254,949	26,751,799
Kellogg Co.	573,176	35,748,987
Lamb Weston Holdings Inc.	338,125	15,854,681
McCormick & Co. Inc./MD NVS	278,805	28,616,545
Pilgrim’s Pride Corp.[a,b]	122,190	3,471,418
Pinnacle Foods Inc.	272,986	15,606,610
Post Holdings Inc.[a,b]	149,867	13,228,760
Seaboard Corp.	627	2,824,635
TreeHouse Foods Inc.[a,b]	127,481	8,634,288
Tyson Foods Inc. Class A	644,518	45,406,293

		367,648,524
GAS UTILITIES — 0.31%
Atmos Energy Corp.	238,211	19,971,610
National Fuel Gas Co.	185,812	10,518,817
UGI Corp.	399,551	18,722,960

		49,213,387
HEALTH CARE EQUIPMENT & SUPPLIES — 2.93%
ABIOMED Inc.[b]	95,450	16,092,870
Alere Inc.[a,b]	198,604	10,126,818
Align Technology Inc.[a,b]	183,599	34,198,986
Cooper Companies Inc. (The)	111,679	26,480,208
CR Bard Inc.	167,818	53,785,669
DENTSPLY SIRONA Inc.	520,991	31,160,472
DexCom Inc.[a,b]	197,546	9,664,938
Edwards Lifesciences Corp.[b]	483,476	52,848,762
Hill-Rom Holdings Inc.	151,883	11,239,342
Hologic Inc.[b]	643,879	23,623,920
IDEXX Laboratories Inc.[b]	201,622	31,350,205
ResMed Inc.	322,330	24,806,517
STERIS PLC	193,343	17,091,521
Teleflex Inc.	104,030	25,172,139
Varian Medical Systems Inc.[a,b]	212,572	21,269,954

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value
West Pharmaceutical Services Inc.	169,147	$16,282,090
Zimmer Biomet Holdings Inc.	467,025	54,683,957

		459,878,368
HEALTH CARE PROVIDERS & SERVICES — 2.06%
Acadia Healthcare Co. Inc.[a,b]	182,224	8,703,018
AmerisourceBergen Corp.	367,354	30,398,543
Brookdale Senior Living Inc.[a,b]	424,583	4,500,580
Cardinal Health Inc.	731,503	48,952,181
Centene Corp.[b]	393,425	38,071,737
DaVita Inc.[b]	354,739	21,067,949
Envision Healthcare Corp.[a,b]	268,678	12,077,076
Henry Schein Inc.[a,b]	367,142	30,101,973
Laboratory Corp. of America Holdings[b]	236,199	35,658,963
LifePoint Health Inc.[a,b]	84,350	4,883,865
MEDNAX Inc.[b]	210,699	9,085,341
Patterson Companies Inc.	190,935	7,379,638
Premier Inc. Class Aa,b	118,769	3,868,306
Quest Diagnostics Inc.	316,364	29,624,325
Universal Health Services Inc. Class B	200,573	22,251,569
WellCare Health Plans Inc.[b]	102,779	17,651,265

		324,276,329
HEALTH CARE TECHNOLOGY — 0.46%
athenahealth Inc.[a,b]	91,128	11,332,678
Cerner Corp.[b]	665,672	47,475,727
Veeva Systems Inc. Class Aa,b	252,974	14,270,263

		73,078,668
HOTELS, RESTAURANTS & LEISURE — 2.50%
Aramark	561,131	22,787,530
Chipotle Mexican Grill Inc.[a,b]	58,465	17,997,281
Choice Hotels International Inc.	78,951	5,044,969
Darden Restaurants Inc.	287,756	22,669,418
Domino’s Pizza Inc.	110,845	22,008,275
Dunkin’ Brands Group Inc.	206,817	10,977,846
Extended Stay America Inc.	443,983	8,879,660
Hilton Grand Vacations Inc.[b]	159,857	6,175,276
Hilton Worldwide Holdings Inc.	474,381	32,945,760
Hyatt Hotels Corp. Class Aa,b	107,549	6,645,453
International Game Technology PLC	249,566	6,126,845
MGM Resorts International	1,172,458	38,210,406
Norwegian Cruise Line Holdings Ltd.[b]	404,816	21,880,305
Royal Caribbean Cruises Ltd.	397,087	47,070,693
Six Flags Entertainment Corp.	156,024	9,508,102
Vail Resorts Inc.	91,614	20,898,986
Wendy’s Co. (The)	425,919	6,614,522
Wyndham Worldwide Corp.	236,192	24,896,999
Wynn Resorts Ltd.	184,636	27,495,993
Yum China Holdings Inc.[b]	853,025	34,095,409

		392,929,728
HOUSEHOLD DURABLES — 1.75%
CalAtlantic Group Inc.[a]	187,219	6,857,832
DR Horton Inc.	789,133	31,510,081
Garmin Ltd.	279,077	15,061,786

Security	Shares	Value
Leggett & Platt Inc.	304,977	$14,556,552
Lennar Corp. Class A	460,565	24,317,832
Lennar Corp. Class B	23,802	1,072,994
Mohawk Industries Inc.[b]	143,105	35,419,919
Newell Brands Inc.	1,110,547	47,387,040
NVR Inc.[a,b]	7,641	21,815,055
PulteGroup Inc.	646,564	17,670,594
Tempur Sealy International Inc.[a,b]	107,072	6,908,285
Toll Brothers Inc.	350,250	14,524,868
Tupperware Brands Corp.	116,966	7,230,838
Whirlpool Corp.	165,796	30,579,414

		274,913,090
HOUSEHOLD PRODUCTS — 0.51%
Church & Dwight Co. Inc.	575,577	27,886,706
Clorox Co. (The)	298,574	39,384,896
Energizer Holdings Inc.	141,330	6,508,246
Spectrum Brands Holdings Inc.	56,552	5,989,988

		79,769,836
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.36%
AES Corp./VA	1,526,715	16,824,399
Calpine Corp.[a,b]	830,356	12,247,751
NRG Energy Inc.	691,595	17,697,916
Vistra Energy Corp.	557,476	10,419,227

		57,189,293
INDUSTRIAL CONGLOMERATES — 0.45%
Carlisle Companies Inc.	143,133	14,354,809
Roper Technologies Inc.	232,596	56,613,866

		70,968,675
INSURANCE — 4.60%
Alleghany Corp.[b]	33,700	18,670,137
American Financial Group Inc./OH	162,253	16,785,073
American National Insurance Co.	17,828	2,105,130
Arch Capital Group Ltd.[b]	296,073	29,163,191
Arthur J Gallagher & Co.	410,974	25,295,450
Aspen Insurance Holdings Ltd.	137,260	5,545,304
Assurant Inc.	126,243	12,058,731
Assured Guaranty Ltd.	270,062	10,194,841
Athene Holding Ltd. Class Aa,b	249,196	13,416,713
Axis Capital Holdings Ltd.	189,276	10,847,408
Brown & Brown Inc.	270,925	13,055,876
Cincinnati Financial Corp.	355,560	27,225,229
CNA Financial Corp.	62,272	3,129,168
Erie Indemnity Co. Class A	56,471	6,808,709
Everest Re Group Ltd.	93,860	21,436,685
First American Financial Corp.	247,261	12,355,632
FNF Group	605,030	28,714,724
Hanover Insurance Group Inc. (The)	98,022	9,501,272
Hartford Financial Services Group Inc. (The)	844,800	46,827,264
Lincoln National Corp.	511,413	37,578,627
Loews Corp.	643,346	30,790,540
Markel Corp.[a,b]	31,529	33,672,341
Mercury General Corp.	63,029	3,573,114
Old Republic International Corp.	563,218	11,089,762

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value
Principal Financial Group Inc.	616,615	$39,673,009
ProAssurance Corp.	121,880	6,660,742
Progressive Corp. (The)	1,340,856	64,924,248
Reinsurance Group of America Inc.	148,313	20,694,113
RenaissanceRe Holdings Ltd.	93,258	12,602,886
Torchmark Corp.	266,680	21,358,401
Unum Group	524,110	26,797,744
Validus Holdings Ltd.	178,168	8,767,647
White Mountains Insurance Group Ltd.[a]	10,050	8,612,850
Willis Towers Watson PLC	292,667	45,138,031
WR Berkley Corp.	219,950	14,679,463
XL Group Ltd.	584,188	23,046,217

		722,796,272
INTERNET & DIRECT MARKETING RETAIL — 0.61%
Expedia Inc.	280,677	40,400,647
Liberty Expedia Holdings Inc. Class Aa,b	123,001	6,532,583
Liberty Interactive Corp. QVC Group Series Ab	953,935	22,484,248
Liberty Ventures Series Aa,b	183,994	10,588,855
TripAdvisor Inc.[a,b]	254,410	10,311,237
Wayfair Inc. Class Ab	88,580	5,970,292

		96,287,862
INTERNET SOFTWARE & SERVICES — 0.96%
Akamai Technologies Inc.[a,b]	389,663	18,984,381
CoStar Group Inc.[a,b]	74,225	19,910,856
GoDaddy Inc. Class Aa,b	271,013	11,791,776
IAC/InterActiveCorp[b]	161,255	18,960,363
LogMeIn Inc.	119,752	13,178,708
Match Group Inc.[a,b]	87,155	2,021,124
Pandora Media Inc.[a,b]	530,243	4,082,871
Twitter Inc.[a,b]	1,546,616	26,091,412
VeriSign Inc.[a,b]	199,789	21,255,552
Zillow Group Inc. Class Aa,b	124,382	4,993,937
Zillow Group Inc. Class Ca,b	242,967	9,769,703

		151,040,683
IT SERVICES — 4.09%
Alliance Data Systems Corp.	112,208	24,859,682
Amdocs Ltd.	336,063	21,615,572
Black Knight Financial Services Inc. Class Aa,b	66,486	2,862,222
Booz Allen Hamilton Holding Corp.	337,932	12,635,277
Broadridge Financial Solutions Inc.	270,803	21,886,298
Conduent Inc.[b]	438,016	6,863,711
CoreLogic Inc./U.S.[b]	195,115	9,018,215
CSRA Inc.	373,901	12,065,785
DST Systems Inc.	141,359	7,757,782
DXC Technology Co.	654,860	56,239,377
Euronet Worldwide Inc.[b]	115,851	10,981,516
Fidelity National Information Services Inc.	760,383	71,012,168
First Data Corp. Class Ab	1,054,649	19,025,868
Fiserv Inc.[b]	490,460	63,249,722
FleetCor Technologies Inc.[b]	212,141	32,833,063

Security	Shares	Value
Gartner Inc.[b]	202,411	$25,181,953
Genpact Ltd.	330,931	9,514,266
Global Payments Inc.	350,932	33,349,068
Jack Henry & Associates Inc.	178,906	18,389,748
Leidos Holdings Inc.	328,430	19,449,625
Paychex Inc.	743,788	44,597,528
Sabre Corp.	480,937	8,704,960
Square Inc. Class Aa,b	564,100	16,251,721
Teradata Corp.[a,b]	288,564	9,750,578
Total System Services Inc.	419,093	27,450,591
Vantiv Inc. Class Aa,b	370,944	26,140,424
Western Union Co. (The)	1,090,428	20,936,218
WEX Inc.[b]	90,489	10,154,676

		642,777,614
LEISURE PRODUCTS — 0.40%
Brunswick Corp./DE	205,560	11,505,193
Hasbro Inc.	262,380	25,626,655
Mattel Inc.	792,475	12,267,513
Polaris Industries Inc.[a]	136,117	14,241,922

		63,641,283
LIFE SCIENCES TOOLS & SERVICES — 1.85%
Agilent Technologies Inc.	746,256	47,909,635
Bio-Rad Laboratories Inc. Class Aa,b	48,434	10,763,003
Bio-Techne Corp.	85,302	10,312,159
Bruker Corp.	241,367	7,180,668
Charles River Laboratories International Inc.[b]	108,769	11,749,227
Illumina Inc.[b]	337,063	67,142,950
Mettler-Toledo International Inc.[b]	58,563	36,669,808
PerkinElmer Inc.	252,841	17,438,444
QIAGEN NV	520,075	16,382,363
Quintiles IMS Holdings Inc.[b]	292,697	27,826,704
VWR Corp.[a,b]	198,214	6,562,866
Waters Corp.[a,b]	176,137	31,620,114

		291,557,941
MACHINERY — 4.40%
AGCO Corp.	153,892	11,352,613
Allison Transmission Holdings Inc.	308,439	11,575,716
Colfax Corp.[b]	204,206	8,503,138
Crane Co.	115,341	9,226,127
Cummins Inc.	367,613	61,770,012
Donaldson Co. Inc.	308,419	14,168,769
Dover Corp.	357,616	32,682,526
Flowserve Corp.	301,494	12,840,629
Fortive Corp.	710,261	50,279,376
Gardner Denver Holdings Inc.[a,b]	98,959	2,723,352
Graco Inc.	127,254	15,740,047
IDEX Corp.	176,449	21,433,260
Ingersoll-Rand PLC	591,734	52,764,921
ITT Inc.	204,962	9,073,668
Lincoln Electric Holdings Inc.	135,775	12,447,852
Middleby Corp. (The)[a,b]	130,781	16,762,201
Nordson Corp.	132,852	15,742,962
Oshkosh Corp.	172,128	14,207,445
PACCAR Inc.	793,453	57,398,390

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value
Parker-Hannifin Corp.	305,937	$53,545,094
Pentair PLC	383,045	26,031,738
Snap-on Inc.	133,059	19,827,121
Stanley Black & Decker Inc.	353,853	53,421,187
Terex Corp.	191,735	8,631,910
Timken Co. (The)	159,619	7,749,502
Toro Co. (The)	243,499	15,111,548
Trinity Industries Inc.	347,018	11,069,874
WABCO Holdings Inc.[b]	116,922	17,304,456
Wabtec Corp./DEa	197,992	14,997,894
Welbilt Inc.[a,b]	291,377	6,716,240
Xylem Inc./NY	414,271	25,945,793

		691,045,361
MARINE — 0.05%
Kirby Corp.[a,b]	123,047	8,114,950

		8,114,950
MEDIA — 1.94%
AMC Networks Inc. Class Aa,b	123,858	7,241,977
Cable One Inc.	10,841	7,828,503
Cinemark Holdings Inc.	245,413	8,886,405
Discovery Communications Inc. Class Aa,b	349,948	7,450,393
Discovery Communications Inc. Class C NVS[a,b]	468,729	9,496,449
Interpublic Group of Companies Inc. (The)	910,567	18,930,688
John Wiley & Sons Inc. Class A	100,602	5,382,207
Liberty Broadband Corp. Class Aa,b	57,625	5,427,122
Liberty Broadband Corp. Class Cb	240,138	22,885,151
Liberty Media Corp.-Liberty Formula One Class Ab	57,110	2,083,944
Liberty Media Corp.-Liberty Formula One Class Ca,b	433,374	16,507,216
Liberty Media Corp.-Liberty SiriusXM Class Ab	205,394	8,606,009
Liberty Media Corp.-Liberty SiriusXM Class Cb	412,885	17,287,495
Lions Gate Entertainment Corp. Class Ab	123,988	4,147,399
Lions Gate Entertainment Corp. Class Bb	239,437	7,611,702
Live Nation Entertainment Inc.[b]	309,342	13,471,844
Madison Square Garden Co. (The)[a,b]	42,477	9,094,326
News Corp. Class A	880,296	11,672,725
News Corp. Class B	280,503	3,828,866
Omnicom Group Inc.	534,599	39,597,748
Regal Entertainment Group Class A	260,393	4,166,288
Scripps Networks Interactive Inc. Class A	198,776	17,072,871
Sirius XM Holdings Inc.[a]	3,371,470	18,610,514
TEGNA Inc.	495,890	6,610,214
Tribune Media Co. Class A	167,529	6,845,235
Viacom Inc. Class Aa	24,493	898,893
Viacom Inc. Class B NVS	812,744	22,626,793

		304,268,977
METALS & MINING — 1.38%
Alcoa Corp.[a]	427,250	19,918,395
Freeport-McMoRan Inc.[b]	3,133,186	43,989,931

Security	Shares	Value
Newmont Mining Corp.	1,235,519	$46,344,318
Nucor Corp.	738,442	41,382,290
Reliance Steel & Aluminum Co.	163,489	12,452,957
Royal Gold Inc.	150,215	12,924,499
Southern Copper Corp.	189,356	7,528,794
Steel Dynamics Inc.	537,656	18,533,002
Tahoe Resources Inc.	691,577	3,644,611
U.S. Steel Corp.[a]	402,679	10,332,743

		217,051,540
MORTGAGE REAL ESTATE INVESTMENT — 0.63%
AGNC Investment Corp.[a]	881,375	19,108,210
Annaly Capital Management Inc.	2,492,482	30,383,356
Chimera Investment Corp.[a]	432,654	8,185,814
MFA Financial Inc.[a]	908,917	7,962,113
New Residential Investment Corp.[a]	708,948	11,860,700
Starwood Property Trust Inc.[a]	588,954	12,792,081
Two Harbors Investment Corp.[a]	799,755	8,061,530

		98,353,804
MULTI-UTILITIES — 2.66%
Ameren Corp.	560,869	32,440,663
CenterPoint Energy Inc.	997,227	29,129,001
CMS Energy Corp.	645,966	29,921,145
Consolidated Edison Inc.	708,365	57,150,888
DTE Energy Co.	413,975	44,444,356
MDU Resources Group Inc.	448,650	11,642,468
NiSource Inc.	750,569	19,207,061
Public Service Enterprise Group Inc.	1,169,924	54,108,985
SCANA Corp.	304,172	14,749,300
Sempra Energy	581,153	66,326,992
Vectren Corp.	192,077	12,632,904
WEC Energy Group Inc.	730,786	45,878,745

		417,632,508
MULTILINE RETAIL — 0.92%
Dollar General Corp.	637,258	51,649,761
Dollar Tree Inc.[b]	532,849	46,261,950
Kohl’s Corp.	392,693	17,926,436
Macy’s Inc.	705,578	15,395,712
Nordstrom Inc.	270,000	12,730,500

		143,964,359
OIL, GAS & CONSUMABLE FUELS — 4.92%
Andeavor	360,855	37,222,193
Antero Resources Corp.[a,b]	532,853	10,603,775
Apache Corp.	881,007	40,350,121
Cabot Oil & Gas Corp.	1,064,089	28,464,381
Centennial Resource Development Inc./DE Class Aa,b	255,729	4,595,450
Cheniere Energy Inc.[a,b]	472,141	21,265,231
Chesapeake Energy Corp.[a,b]	2,089,771	8,986,015
Cimarex Energy Co.	216,910	24,656,160
Concho Resources Inc.[b]	340,900	44,903,348
CONSOL Energy Inc.[a,b]	524,910	8,891,975
Continental Resources Inc./OKa,b	200,322	7,734,432
Devon Energy Corp.	1,215,833	44,633,229
Diamondback Energy Inc.[a,b]	226,731	22,210,569
Energen Corp.[b]	224,167	12,257,452

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value
EQT Corp.[a]	399,706	$26,076,819
Extraction Oil & Gas Inc.[a,b]	277,821	4,275,665
Gulfport Energy Corp.[b]	363,703	5,215,501
Hess Corp.	654,626	30,695,413
HollyFrontier Corp.	409,562	14,731,945
Kosmos Energy Ltd.[a,b]	535,037	4,258,894
Laredo Petroleum Inc.[a,b]	374,720	4,845,130
Marathon Oil Corp.	1,964,201	26,634,566
Marathon Petroleum Corp.	1,162,213	65,176,905
Murphy Oil Corp.	376,688	10,004,833
Newfield Exploration Co.[a,b]	459,720	13,639,892
Noble Energy Inc.	1,113,850	31,588,786
ONEOK Inc.	873,775	48,415,873
Parsley Energy Inc. Class Aa,b	533,438	14,050,757
PBF Energy Inc. Class A	251,687	6,949,078
QEP Resources Inc.[b]	539,585	4,624,243
Range Resources Corp.[a]	528,149	10,335,876
Rice Energy Inc.[b]	389,457	11,270,886
RSP Permian Inc.[b]	303,341	10,492,565
SM Energy Co.	255,882	4,539,347
Southwestern Energy Co.[a,b]	1,167,605	7,134,067
Targa Resources Corp.	492,287	23,285,175
Whiting Petroleum Corp.[a,b]	831,210	4,538,407
Williams Companies Inc. (The)	1,914,276	57,447,423
World Fuel Services Corp.	157,009	5,324,175
WPX Energy Inc.[b]	914,717	10,519,245

		772,845,797
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	143,604	6,230,978

		6,230,978
PERSONAL PRODUCTS — 0.29%
Coty Inc. Class A	1,080,166	17,855,144
Edgewell Personal Care Co.[b]	132,316	9,628,635
Herbalife Ltd.[a,b]	158,436	10,746,714
Nu Skin Enterprises Inc. Class A	119,125	7,323,805

		45,554,298
PHARMACEUTICALS — 1.00%
Akorn Inc.[a,b]	210,698	6,993,067
Endo International PLC[a,b]	520,628	4,459,179
Mallinckrodt PLC[a,b]	228,739	8,547,976
Mylan NVb	1,233,809	38,704,588
Perrigo Co. PLC	311,262	26,348,328
Zoetis Inc.	1,137,973	72,557,159

		157,610,297
PROFESSIONAL SERVICES — 1.21%
Dun & Bradstreet Corp. (The)	85,345	9,935,011
Equifax Inc.	275,413	29,191,024
IHS Markit Ltd.[b]	888,642	39,171,339
ManpowerGroup Inc.	154,700	18,226,754
Nielsen Holdings PLC	825,725	34,226,301
Robert Half International Inc.	284,820	14,337,839
TransUnion[a,b]	346,745	16,387,169
Verisk Analytics Inc. Class Aa,b	350,125	29,126,899

		190,602,336

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.37%
CBRE Group Inc. Class Ab	678,884	$25,716,126
Howard Hughes Corp. (The)[a,b]	78,658	9,276,138
Jones Lang LaSalle Inc.	104,293	12,880,186
Realogy Holdings Corp.	314,114	10,350,056

		58,222,506
ROAD & RAIL — 0.63%
AMERCO	11,613	4,353,714
Genesee & Wyoming Inc. Class Aa,b	140,697	10,412,985
JB Hunt Transport Services Inc.	200,060	22,222,665
Kansas City Southern	244,280	26,548,350
Landstar System Inc.	96,437	9,609,947
Old Dominion Freight Line Inc.[a]	141,301	15,558,653
Ryder System Inc.	122,774	10,380,542

		99,086,856
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.14%
Advanced Micro Devices Inc.[a,b]	1,904,376	24,280,794
Analog Devices Inc.	846,563	72,948,334
Cavium Inc.[a,b]	152,112	10,030,265
Cypress Semiconductor Corp.	760,070	11,416,251
First Solar Inc.[a,b]	189,944	8,714,631
KLA-Tencor Corp.	362,781	38,454,786
Lam Research Corp.	373,177	69,052,672
Marvell Technology Group Ltd.	930,874	16,662,645
Maxim Integrated Products Inc.	649,904	31,006,920
Microchip Technology Inc.	526,813	47,297,271
Microsemi Corp.[b]	266,269	13,707,528
ON Semiconductor Corp.[a,b]	963,843	17,802,180
Qorvo Inc.[a,b]	292,432	20,669,094
Skyworks Solutions Inc.	426,424	43,452,606
Teradyne Inc.	458,961	17,114,656
Versum Materials Inc.	251,003	9,743,936
Xilinx Inc.	575,610	40,770,456

		493,125,025
SOFTWARE — 3.71%
ANSYS Inc.[b]	197,187	24,200,761
Atlassian Corp. PLC Class Aa,b	168,807	5,933,566
Autodesk Inc.[b]	480,147	53,901,302
CA Inc.	728,478	24,316,596
Cadence Design Systems Inc.[a,b]	640,274	25,271,615
CDK Global Inc.	311,886	19,676,888
Citrix Systems Inc.[b]	349,207	26,826,082
Dell Technologies Inc. Class Vb	474,198	36,612,828
FireEye Inc.[a,b]	404,919	6,790,492
Fortinet Inc.[b]	339,918	12,182,661
Guidewire Software Inc.[a,b]	171,355	13,341,700
Manhattan Associates Inc.[b]	159,409	6,626,632
Nuance Communications Inc.[a,b]	662,809	10,419,357
PTC Inc.[a,b]	264,941	14,910,879
Red Hat Inc.[b]	409,660	45,414,908
ServiceNow Inc.[a,b]	386,582	45,434,982
Splunk Inc.[a,b]	318,079	21,129,988
SS&C Technologies Holdings Inc.	397,684	15,967,013
Symantec Corp.	1,413,775	46,385,958

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

September 30, 2017

Security	Shares	Value
Synopsys Inc.[b]	346,113	$27,872,480
Tableau Software Inc. Class Aa,b	138,171	10,347,626
Take-Two Interactive Software Inc.[b]	241,850	24,724,325
Tyler Technologies Inc.[a,b]	79,607	13,877,092
Ultimate Software Group Inc. (The)[a,b]	65,712	12,458,995
Workday Inc. Class Aa,b	301,352	31,759,487
Zynga Inc. Class Aa,b	1,756,711	6,640,368

		583,024,581
SPECIALTY RETAIL — 2.75%
Advance Auto Parts Inc.[a]	164,331	16,301,635
AutoNation Inc.[a,b]	148,190	7,033,097
AutoZone Inc.[b]	64,669	38,485,169
Bed Bath & Beyond Inc.	320,901	7,531,547
Best Buy Co. Inc.	610,789	34,790,541
Burlington Stores Inc.[a,b]	159,605	15,235,893
CarMax Inc.[a,b]	424,268	32,163,757
Dick’s Sporting Goods Inc.	200,607	5,418,395
Floor & Decor Holdings Inc. Class Aa,b	50,596	1,969,702
Foot Locker Inc.	301,981	10,635,771
GameStop Corp. Class A	229,689	4,745,375
Gap Inc. (The)	551,227	16,277,733
L Brands Inc.	555,407	23,110,485
Michaels Companies Inc. (The)[a,b]	267,018	5,732,876
Murphy USA Inc.[a,b]	79,493	5,485,017
O’Reilly Automotive Inc.[b]	199,930	43,058,924
Penske Automotive Group Inc.	82,169	3,908,779
Ross Stores Inc.	888,403	57,364,182
Sally Beauty Holdings Inc.[a,b]	302,356	5,920,131
Signet Jewelers Ltd.[a]	157,889	10,507,513
Tiffany & Co.	249,450	22,894,521
Tractor Supply Co.	297,448	18,825,484
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	136,492	30,855,382
Urban Outfitters Inc.[a,b]	198,480	4,743,672
Williams-Sonoma Inc.	199,889	9,966,466

		432,962,047
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.72%
NCR Corp.[a,b]	278,462	10,447,894
NetApp Inc.	628,136	27,487,232
Western Digital Corp.	675,038	58,323,283
Xerox Corp.	530,230	17,651,357

		113,909,766
TEXTILES, APPAREL & LUXURY GOODS — 1.21%
Carter’s Inc.	110,446	10,906,543
Coach Inc.	651,249	26,232,310
Hanesbrands Inc.	839,207	20,678,060
Lululemon Athletica Inc.[a,b]	223,673	13,923,644
Michael Kors Holdings Ltd.[b]	333,415	15,953,908
PVH Corp.	179,407	22,616,046
Ralph Lauren Corp.	128,002	11,301,297
Skechers U.S.A. Inc. Class Aa,b	302,554	7,591,080
Under Armour Inc. Class Aa,b	424,577	6,997,029
Under Armour Inc. Class Ca,b	430,889	6,471,953
VF Corp.	753,841	47,921,672

		190,593,542

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.10%
New York Community Bancorp. Inc.	1,098,792	$14,163,429
TFS Financial Corp.	116,967	1,886,678

		16,050,107
TRADING COMPANIES & DISTRIBUTORS — 0.88%
Air Lease Corp.	222,786	9,495,139
Fastenal Co.	668,420	30,466,584
HD Supply Holdings Inc.[a,b]	466,557	16,828,711
MSC Industrial Direct Co. Inc. Class A	101,696	7,685,167
United Rentals Inc.[a,b]	195,155	27,075,805
Univar Inc.[a,b]	239,021	6,914,877
Watsco Inc.	69,865	11,253,156
WESCO International Inc.[a,b]	111,390	6,488,467
WW Grainger Inc.	119,802	21,534,409

		137,742,315
TRANSPORTATION INFRASTRUCTURE — 0.08%
Macquarie Infrastructure Corp.	179,613	12,964,466

		12,964,466
WATER UTILITIES — 0.30%
American Water Works Co. Inc.	412,678	33,389,777
Aqua America Inc.	410,819	13,635,083

		47,024,860
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Telephone & Data Systems Inc.	219,064	6,109,695
U.S. Cellular Corp.[b]	33,001	1,168,235

		7,277,930

TOTAL COMMON STOCKS (Cost: $12,218,390,658)		15,675,289,985

SHORT-TERM INVESTMENTS — 6.40%

MONEY MARKET FUNDS — 6.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	983,448,352	983,743,386
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	22,229,182	22,229,182

		1,005,972,568

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,005,794,284)		1,005,972,568

TOTAL INVESTMENTS IN SECURITIES — 106.13% (Cost: $13,224,184,942)		16,681,262,553
Other Assets, Less Liabilities — (6.13)%		(964,103,414)

NET ASSETS — 100.00%		$15,717,159,139

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

66

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 1.93%
BWX Technologies Inc.	246,417	$13,804,280
HEICO Corp.[a]	64,326	5,777,118
HEICO Corp. Class A	125,360	9,552,432
Hexcel Corp.	155,932	8,953,615
Huntington Ingalls Industries Inc.	98,202	22,236,861
Rockwell Collins Inc.	426,287	55,719,974
TransDigm Group Inc.	126,795	32,415,142

		148,459,422
AIR FREIGHT & LOGISTICS — 0.82%
CH Robinson Worldwide Inc.	367,967	28,002,289
Expeditors International of Washington Inc.	331,815	19,862,446
XPO Logistics Inc.[a,b]	223,621	15,157,031

		63,021,766
AIRLINES — 0.57%
Alaska Air Group Inc.	260,439	19,863,683
American Airlines Group Inc.	499,121	23,703,256
Copa Holdings SA Class A	5,990	745,935

		44,312,874
AUTO COMPONENTS — 1.52%
BorgWarner Inc.	57,330	2,937,016
Delphi Automotive PLC	703,346	69,209,246
Gentex Corp.	481,185	9,527,463
Lear Corp.	147,301	25,494,857
Visteon Corp.[b]	82,136	10,165,973

		117,334,555
AUTOMOBILES — 0.42%
Harley-Davidson Inc.	335,729	16,185,495
Thor Industries Inc.	129,814	16,344,881

		32,530,376
BANKS — 1.09%
Bank of the Ozarks Inc.	146,252	7,027,408
East West Bancorp. Inc.	23,056	1,378,288
First Republic Bank/CA	330,524	34,526,537
Pinnacle Financial Partners Inc.	59,225	3,965,114
Signature Bank/New York NYa,b	83,807	10,730,648
SVB Financial Group[a,b]	102,089	19,099,831
Western Alliance Bancorp.[a,b]	144,772	7,684,498

		84,412,324
BEVERAGES — 0.95%
Brown-Forman Corp. Class A	134,154	7,471,036
Brown-Forman Corp. Class B	437,773	23,771,074

Security	Shares	Value
Dr Pepper Snapple Group Inc.	476,210	$42,130,299

		73,372,409
BIOTECHNOLOGY — 3.23%
ACADIA Pharmaceuticals Inc.[a,b]	253,858	9,562,831
Agios Pharmaceuticals Inc.[a,b]	100,952	6,738,546
Alkermes PLC[b]	399,784	20,325,019
Alnylam Pharmaceuticals Inc.[b]	181,468	21,320,675
BioMarin Pharmaceutical Inc.[a,b]	458,182	42,642,999
Bioverativ Inc.[b]	284,871	16,257,588
Exelixis Inc.[b]	759,809	18,410,172
Incyte Corp.[a,b]	442,622	51,671,692
Intercept Pharmaceuticals Inc.[a,b]	47,010	2,728,460
Intrexon Corp.[a,b]	115,809	2,201,529
Ionis Pharmaceuticals Inc.[a,b]	324,667	16,460,617
Neurocrine Biosciences Inc.[a,b]	229,637	14,072,155
OPKO Health Inc.[a,b]	95,798	657,174
Seattle Genetics Inc.[a,b]	249,840	13,593,795
TESARO Inc.[a,b]	97,540	12,592,414

		249,235,666
BUILDING PRODUCTS — 1.47%
Allegion PLC	250,916	21,696,707
AO Smith Corp.	377,403	22,429,060
Armstrong World Industries Inc.[a,b]	115,878	5,938,747
Fortune Brands Home & Security Inc.	375,779	25,263,622
Lennox International Inc.	93,397	16,715,261
Masco Corp.	545,256	21,270,437

		113,313,834
CAPITAL MARKETS — 4.27%
Ameriprise Financial Inc.	354,318	52,619,766
BGC Partners Inc. Class A	153,309	2,218,381
CBOE Holdings Inc.	288,950	31,099,688
Eaton Vance Corp. NVS	290,785	14,356,055
FactSet Research Systems Inc.	101,417	18,266,216
Federated Investors Inc. Class B NVS	66,835	1,985,000
Invesco Ltd.	155,361	5,443,849
Lazard Ltd. Class A	283,919	12,838,817
Legg Mason Inc.	49,371	1,940,774
LPL Financial Holdings Inc.	232,068	11,967,747
MarketAxess Holdings Inc.	96,431	17,792,484
Moody’s Corp.	436,862	60,815,559
Morningstar Inc.	46,036	3,912,600
MSCI Inc.	233,773	27,328,064
Raymond James Financial Inc.	87,578	7,385,453
SEI Investments Co.	352,114	21,500,081
T Rowe Price Group Inc.	96,023	8,704,485
TD Ameritrade Holding Corp.	594,879	29,030,095

		329,205,114

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Security	Shares	Value
CHEMICALS — 2.50%
Albemarle Corp.	54,263	$7,396,590
Axalta Coating Systems Ltd.[b]	558,877	16,162,723
Celanese Corp. Series A	215,120	22,430,562
Chemours Co. (The)	485,917	24,592,259
FMC Corp.	351,745	31,414,346
Huntsman Corp.	255,495	7,005,673
International Flavors & Fragrances Inc.	207,973	29,721,421
NewMarket Corp.	18,115	7,712,461
Platform Specialty Products Corp.[a,b]	266,268	2,968,888
RPM International Inc.	315,818	16,214,096
Scotts Miracle-Gro Co. (The) Class A	106,269	10,344,225
Westlake Chemical Corp.	46,810	3,889,443
WR Grace & Co.	179,133	12,924,446

		192,777,133
COMMERCIAL SERVICES & SUPPLIES — 1.10%
Cintas Corp.	225,070	32,473,100
Clean Harbors Inc.[b]	96,923	5,495,534
Copart Inc.[a,b]	522,069	17,943,512
KAR Auction Services Inc.	358,598	17,119,468
Rollins Inc.	248,935	11,485,861

		84,517,475
COMMUNICATIONS EQUIPMENT — 1.33%
Arista Networks Inc.[a,b]	138,941	26,344,603
CommScope Holding Co. Inc.[a,b]	253,522	8,419,465
F5 Networks Inc.[a,b]	166,398	20,060,943
Harris Corp.	82,398	10,850,169
Motorola Solutions Inc.	40,425	3,430,870
Palo Alto Networks Inc.[b]	233,231	33,608,587

		102,714,637
CONSTRUCTION & ENGINEERING — 0.05%
Quanta Services Inc.[b]	96,582	3,609,269

		3,609,269
CONSTRUCTION MATERIALS — 1.07%
Eagle Materials Inc.	122,488	13,069,470
Martin Marietta Materials Inc.	149,530	30,837,572
Vulcan Materials Co.	321,021	38,394,111

		82,301,153
CONSUMER FINANCE — 0.10%
Credit Acceptance Corp.[a,b]	26,556	7,440,195

		7,440,195
CONTAINERS & PACKAGING — 2.56%
AptarGroup Inc.	37,806	3,263,036
Ardagh Group SA	25,838	553,192
Avery Dennison Corp.	218,357	21,473,227
Ball Corp.	503,520	20,795,376

Security	Shares	Value
Berry Global Group Inc.[b]	340,547	$19,291,987
Crown Holdings Inc.[a,b]	240,524	14,364,093
Graphic Packaging Holding Co.	571,093	7,966,747
International Paper Co.	983,929	55,906,846
Owens-Illinois Inc.[b]	334,098	8,405,906
Packaging Corp. of America	245,641	28,170,110
Sealed Air Corp.	261,560	11,173,843
Silgan Holdings Inc.	194,553	5,725,695

		197,090,058
DISTRIBUTORS — 0.38%
Genuine Parts Co.	142,238	13,605,065
LKQ Corp.[b]	114,651	4,126,289
Pool Corp.	105,657	11,428,918

		29,160,272
DIVERSIFIED CONSUMER SERVICES — 0.61%
Bright Horizons Family Solutions Inc.[a,b]	132,894	11,456,792
H&R Block Inc.	83,793	2,218,838
Service Corp. International/U.S.	477,842	16,485,549
ServiceMaster Global Holdings Inc.[b]	353,781	16,532,186

		46,693,365
DIVERSIFIED FINANCIAL SERVICES — 0.08%
Leucadia National Corp.	201,649	5,091,637
Voya Financial Inc.	28,394	1,132,637

		6,224,274
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.22%
Zayo Group Holdings Inc.[a,b]	488,831	16,825,563

		16,825,563
ELECTRICAL EQUIPMENT — 1.31%
Acuity Brands Inc.	75,428	12,919,308
AMETEK Inc.	97,959	6,469,212
Hubbell Inc.	92,409	10,721,292
Rockwell Automation Inc.	337,457	60,138,212
Sensata Technologies Holding NVa,b	225,584	10,843,823

		101,091,847
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.80%
Amphenol Corp. Class A	785,331	66,470,416
CDW Corp./DE	403,294	26,617,404
Cognex Corp.	218,160	24,058,685
Coherent Inc.[a,b]	64,268	15,113,905
FLIR Systems Inc.	190,089	7,396,363
IPG Photonics Corp.[a,b]	94,484	17,485,209
National Instruments Corp.	220,563	9,301,142
Trimble Inc.[b]	521,271	20,459,887
Universal Display Corp.[a]	109,362	14,091,294
Zebra Technologies Corp. Class Aa,b	137,449	14,924,212

		215,918,517

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.04%
RPC Inc.[a]	140,293	$3,477,863

		3,477,863
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.14%
Boston Properties Inc.[a]	60,782	7,468,892
CoreSite Realty Corp.[a]	89,180	9,979,242
CubeSmart[a]	321,324	8,341,571
CyrusOne Inc.	199,989	11,785,352
Digital Realty Trust Inc.	408,829	48,376,736
Douglas Emmett Inc.	308,606	12,165,249
Equity LifeStyle Properties Inc.[a]	213,860	18,195,209
Extra Space Storage Inc.[a]	271,417	21,691,647
Federal Realty Investment Trust[a]	73,210	9,093,414
Gaming and Leisure Properties Inc.	170,094	6,274,768
Hudson Pacific Properties Inc.	42,295	1,418,151
Iron Mountain Inc.[a]	603,182	23,463,780
Lamar Advertising Co. Class Aa	194,733	13,345,052
Outfront Media Inc.[a]	49,574	1,248,273
SBA Communications Corp.[b]	314,950	45,368,547
Tanger Factory Outlet Centers Inc.[a]	16,482	402,490
Taubman Centers Inc.	76,704	3,812,189

		242,430,562
FOOD & STAPLES RETAILING — 0.12%
Rite Aid Corp.[a,b]	1,289,469	2,527,359
Sprouts Farmers Market Inc.[b]	345,707	6,488,921

		9,016,280
FOOD PRODUCTS — 1.78%
Blue Buffalo Pet Products Inc.[a,b]	245,641	6,963,923
Campbell Soup Co.	308,643	14,450,665
Hershey Co. (The)	328,210	35,830,686
Kellogg Co.	599,636	37,399,297
Lamb Weston Holdings Inc.	88,929	4,169,881
McCormick & Co. Inc./MD NVS	315,127	32,344,635
Pilgrim’s Pride Corp.[a,b]	123,960	3,521,704
TreeHouse Foods Inc.[a,b]	42,110	2,852,110

		137,532,901
HEALTH CARE EQUIPMENT & SUPPLIES — 4.55%
ABIOMED Inc.[b]	107,452	18,116,407
Align Technology Inc.[a,b]	208,467	38,831,148
Cooper Companies Inc. (The)	98,657	23,392,561
CR Bard Inc.	190,661	61,106,850
DexCom Inc.[a,b]	224,940	11,005,190
Edwards Lifesciences Corp.[b]	549,286	60,042,453
Hill-Rom Holdings Inc.	161,805	11,973,570
Hologic Inc.[a,b]	416,380	15,276,982
IDEXX Laboratories Inc.[b]	228,713	35,562,584
ResMed Inc.	366,451	28,202,069

Security	Shares	Value
Teleflex Inc.	19,311	$4,672,683
Varian Medical Systems Inc.[a,b]	241,787	24,193,207
West Pharmaceutical Services Inc.	192,557	18,535,537

		350,911,241
HEALTH CARE PROVIDERS & SERVICES — 1.24%
AmerisourceBergen Corp.	418,234	34,608,863
Centene Corp.[b]	56,406	5,458,409
Henry Schein Inc.[b]	415,342	34,053,890
LifePoint Health Inc.[a,b]	16,333	945,681
Patterson Companies Inc.	20,886	807,244
Premier Inc. Class Aa,b	39,119	1,274,106
WellCare Health Plans Inc.[b]	107,724	18,500,520

		95,648,713
HEALTH CARE TECHNOLOGY — 1.07%
athenahealth Inc.[a,b]	103,732	12,900,111
Cerner Corp.[a,b]	756,282	53,938,032
Veeva Systems Inc. Class Aa,b	284,292	16,036,912

		82,875,055
HOTELS, RESTAURANTS & LEISURE — 3.69%
Aramark	270,649	10,991,056
Chipotle Mexican Grill Inc.[a,b]	66,461	20,458,690
Choice Hotels International Inc.	87,774	5,608,759
Darden Restaurants Inc.	327,671	25,813,921
Domino’s Pizza Inc.	126,052	25,027,625
Dunkin’ Brands Group Inc.	237,574	12,610,428
Extended Stay America Inc.	283,443	5,668,860
Hilton Grand Vacations Inc.[b]	181,597	7,015,092
Hilton Worldwide Holdings Inc.	473,930	32,914,438
MGM Resorts International	97,380	3,173,614
Six Flags Entertainment Corp.	176,927	10,781,931
Vail Resorts Inc.	104,274	23,786,985
Wendy’s Co. (The)	484,845	7,529,643
Wyndham Worldwide Corp.	267,906	28,239,971
Wynn Resorts Ltd.	209,241	31,160,170
Yum China Holdings Inc.[b]	835,995	33,414,720

		284,195,903
HOUSEHOLD DURABLES — 1.14%
DR Horton Inc.	493,191	19,693,117
Leggett & Platt Inc.	279,111	13,321,968
Mohawk Industries Inc.[b]	10,227	2,531,285
NVR Inc.[a,b]	8,690	24,809,950
PulteGroup Inc.	205,950	5,628,613
Tempur Sealy International Inc.[a,b]	46,948	3,029,085
Toll Brothers Inc.	185,226	7,681,322
Tupperware Brands Corp.	133,110	8,228,860
Whirlpool Corp.	15,247	2,812,157

		87,736,357

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.09%
Church & Dwight Co. Inc.	652,828	$31,629,516
Clorox Co. (The)	288,680	38,079,779
Energizer Holdings Inc.	160,920	7,410,366
Spectrum Brands Holdings Inc.	63,478	6,723,590

		83,843,251
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.05%
NRG Energy Inc.	155,090	3,968,753

		3,968,753
INDUSTRIAL CONGLOMERATES — 0.79%
Roper Technologies Inc.	249,989	60,847,323

		60,847,323
INSURANCE — 1.52%
Arch Capital Group Ltd.[a,b]	45,075	4,439,888
Arthur J Gallagher & Co.	320,943	19,754,042
Aspen Insurance Holdings Ltd.	48,896	1,975,398
Assurant Inc.	29,285	2,797,303
Erie Indemnity Co. Class A	47,836	5,767,587
Progressive Corp. (The)	1,523,370	73,761,575
RenaissanceRe Holdings Ltd.	4,509	609,346
XL Group Ltd.	209,613	8,269,233

		117,374,372
INTERNET & DIRECT MARKETING RETAIL — 0.96%
Expedia Inc.	318,882	45,899,875
Liberty Expedia Holdings Inc. Class Aa,b	24,865	1,320,580
Liberty Interactive Corp. QVC Group Series Aa,b	606,959	14,306,024
TripAdvisor Inc.[b]	136,430	5,529,508
Wayfair Inc. Class Aa,b	100,871	6,798,705

		73,854,692
INTERNET SOFTWARE & SERVICES — 1.44%
CoStar Group Inc.[b]	84,491	22,664,711
GoDaddy Inc. Class Aa,b	307,730	13,389,332
IAC/InterActiveCorp[b]	183,466	21,571,932
LogMeIn Inc.	85,313	9,388,696
Match Group Inc.[a,b]	96,073	2,227,933
Pandora Media Inc.[a,b]	593,669	4,571,251
Twitter Inc.[a,b]	110,896	1,870,816
VeriSign Inc.[a,b]	226,168	24,062,014
Zillow Group Inc. Class Aa,b	95,569	3,837,095
Zillow Group Inc. Class Ca,b	191,358	7,694,505

		111,278,285
IT SERVICES — 7.94%
Alliance Data Systems Corp.	127,707	28,293,486
Black Knight Financial Services Inc. Class Aa,b	72,121	3,104,809
Booz Allen Hamilton Holding Corp.	361,987	13,534,694
Broadridge Financial Solutions Inc.	307,092	24,819,176

Security	Shares	Value
CoreLogic Inc./U.S.[b]	130,813	$6,046,177
CSRA Inc.	426,749	13,771,190
DST Systems Inc.	16,419	901,075
DXC Technology Co.	743,999	63,894,634
Euronet Worldwide Inc.[b]	131,896	12,502,422
Fidelity National Information Services Inc.	491,551	45,905,948
First Data Corp. Class Ab	1,195,736	21,571,077
Fiserv Inc.[b]	557,220	71,859,091
FleetCor Technologies Inc.[b]	240,758	37,262,116
Gartner Inc.[a,b]	230,062	28,622,013
Genpact Ltd.	377,227	10,845,276
Global Payments Inc.	398,122	37,833,534
Jack Henry & Associates Inc.	203,582	20,926,194
Paychex Inc.	844,046	50,608,998
Sabre Corp.	427,603	7,739,614
Square Inc. Class Aa,b	636,040	18,324,312
Total System Services Inc.	475,325	31,133,788
Vantiv Inc. Class Aa,b	420,481	29,631,296
Western Union Co. (The)	1,240,991	23,827,027
WEX Inc.[b]	82,347	9,240,980

		612,198,927
LEISURE PRODUCTS — 0.67%
Brunswick Corp./DE	189,577	10,610,625
Hasbro Inc.	225,957	22,069,220
Mattel Inc.	171,393	2,653,163
Polaris Industries Inc.[a]	154,560	16,171,613

		51,504,621
LIFE SCIENCES TOOLS & SERVICES — 2.93%
Agilent Technologies Inc.	206,313	13,245,295
Bio-Techne Corp.	97,160	11,745,672
Bruker Corp.	99,744	2,967,384
Charles River Laboratories International Inc.[b]	123,782	13,370,932
Illumina Inc.[b]	382,943	76,282,245
Mettler-Toledo International Inc.[a,b]	66,504	41,642,145
PerkinElmer Inc.	54,702	3,772,797
QIAGEN NV	193,642	6,099,723
Quintiles IMS Holdings Inc.[b]	218,289	20,752,735
Waters Corp.[b]	199,915	35,888,741

		225,767,669
MACHINERY — 4.65%
Allison Transmission Holdings Inc.	351,072	13,175,732
Cummins Inc.	134,630	22,621,879
Donaldson Co. Inc.	321,105	14,751,564
Dover Corp.	43,553	3,980,309
Fortive Corp.	730,282	51,696,663
Gardner Denver Holdings Inc.[a,b]	109,375	3,010,000
Graco Inc.	144,103	17,824,100
IDEX Corp.	186,936	22,707,116
Ingersoll-Rand PLC	338,101	30,148,466
Lincoln Electric Holdings Inc.	154,581	14,171,986

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Security	Shares	Value
Middleby Corp. (The)[b]	147,879	$18,953,651
Nordson Corp.	151,227	17,920,399
Parker-Hannifin Corp.	300,658	52,621,163
Snap-on Inc.	19,964	2,974,836
Stanley Black & Decker Inc.	41,080	6,201,847
Toro Co. (The)	277,478	17,220,285
WABCO Holdings Inc.[b]	133,065	19,693,620
Wabtec Corp./DEa	72,116	5,462,787
Welbilt Inc.[a,b]	338,013	7,791,200
Xylem Inc./NY	244,125	15,289,549

		358,217,152
MEDIA — 1.78%
AMC Networks Inc. Class Aa,b	140,888	8,237,721
Cable One Inc.	12,362	8,926,847
Interpublic Group of Companies Inc. (The)	875,490	18,201,437
Lions Gate Entertainment Corp. Class Ab	88,258	2,952,230
Lions Gate Entertainment Corp. Class Bb	172,931	5,497,477
Live Nation Entertainment Inc.[b]	352,140	15,335,697
Madison Square Garden Co. (The)[b]	4,004	857,256
Omnicom Group Inc.	607,367	44,987,674
Regal Entertainment Group Class A	78,277	1,252,432
Scripps Networks Interactive Inc. Class A	124,419	10,686,348
Sirius XM Holdings Inc.[a]	3,617,796	19,970,234

		136,905,353
METALS & MINING — 0.33%
Freeport-McMoRan Inc.[b]	705,935	9,911,327
Royal Gold Inc.	63,407	5,455,538
Southern Copper Corp.	192,530	7,654,993
Steel Dynamics Inc.	78,916	2,720,235

		25,742,093
MULTILINE RETAIL — 1.12%
Dollar General Corp.	277,065	22,456,118
Dollar Tree Inc.[b]	573,159	49,761,664
Nordstrom Inc.	307,391	14,493,486

		86,711,268
OIL, GAS & CONSUMABLE FUELS — 2.55%
Antero Resources Corp.[a,b]	299,012	5,950,339
Apache Corp.	52,146	2,388,287
Cabot Oil & Gas Corp.	853,665	22,835,539
Cheniere Energy Inc.[b]	355,093	15,993,389
Chesapeake Energy Corp.[a,b]	162,304	697,907
Cimarex Energy Co.	230,188	26,165,470
Continental Resources Inc./OKa,b	101,204	3,907,486
Devon Energy Corp.	99,620	3,657,050
Diamondback Energy Inc.[a,b]	58,601	5,740,554
Gulfport Energy Corp.[b]	41,471	594,694
Laredo Petroleum Inc.[a,b]	426,302	5,512,085
Newfield Exploration Co.[a,b]	523,324	15,527,023
ONEOK Inc.	991,200	54,922,392
Parsley Energy Inc. Class Ab	400,190	10,541,005
Rice Energy Inc.[b]	230,852	6,680,857

Security	Shares	Value
RSP Permian Inc.[a,b]	173,656	$6,006,761
Williams Companies Inc. (The)	317,132	9,517,131

		196,637,969
PERSONAL PRODUCTS — 0.19%
Herbalife Ltd.[a,b]	180,358	12,233,683
Nu Skin Enterprises Inc. Class A	36,663	2,254,041

		14,487,724
PHARMACEUTICALS — 1.16%
Akorn Inc.[a,b]	223,541	7,419,326
Zoetis Inc.	1,292,871	82,433,455

		89,852,781
PROFESSIONAL SERVICES — 1.70%
Dun & Bradstreet Corp. (The)	38,830	4,520,200
Equifax Inc.	312,105	33,080,009
IHS Markit Ltd.[b]	574,287	25,314,571
Robert Half International Inc.	324,288	16,324,658
TransUnion[a,b]	394,497	18,643,928
Verisk Analytics Inc. Class Ab	397,214	33,044,233

		130,927,599
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
CBRE Group Inc. Class Ab	339,243	12,850,525

		12,850,525
ROAD & RAIL — 0.61%
JB Hunt Transport Services Inc.	227,640	25,286,251
Landstar System Inc.	109,341	10,895,831
Old Dominion Freight Line Inc.	100,097	11,021,681

		47,203,763
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.36%
Advanced Micro Devices Inc.[a,b]	2,167,912	27,640,878
Analog Devices Inc.	961,796	82,877,961
Cavium Inc.[a,b]	173,139	11,416,786
Cypress Semiconductor Corp.	72,670	1,091,503
KLA-Tencor Corp.	411,907	43,662,142
Lam Research Corp.	423,973	78,451,964
Maxim Integrated Products Inc.	736,722	35,149,007
Microchip Technology Inc.	598,521	53,735,215
Microsemi Corp.[b]	245,843	12,655,998
ON Semiconductor Corp.[a,b]	1,035,623	19,127,957
Qorvo Inc.[b]	173,384	12,254,781
Skyworks Solutions Inc.	484,468	49,367,289
Teradyne Inc.	487,495	18,178,689
Versum Materials Inc.	25,706	997,907
Xilinx Inc.	618,388	43,800,422

		490,408,499

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

September 30, 2017

Security	Shares	Value
SOFTWARE — 7.22%
ANSYS Inc.[b]	224,118	$27,506,002
Atlassian Corp. PLC Class Aa,b	192,180	6,755,127
Autodesk Inc.[b]	445,944	50,061,674
Cadence Design Systems Inc.[b]	729,309	28,785,826
CDK Global Inc.	354,747	22,380,988
Citrix Systems Inc.[b]	397,615	30,544,784
Dell Technologies Inc. Class Vb	538,464	41,574,805
Fortinet Inc.[b]	386,908	13,866,783
Guidewire Software Inc.[a,b]	76,473	5,954,188
Manhattan Associates Inc.[a,b]	180,736	7,513,196
PTC Inc.[b]	301,612	16,974,723
Red Hat Inc.[b]	465,422	51,596,683
ServiceNow Inc.[a,b]	439,248	51,624,818
Splunk Inc.[a,b]	361,422	24,009,264
SS&C Technologies Holdings Inc.	416,401	16,718,500
Symantec Corp.	1,606,215	52,699,914
Synopsys Inc.[b]	30,708	2,472,915
Tableau Software Inc. Class Aa,b	157,223	11,774,431
Take-Two Interactive Software Inc.[b]	273,295	27,938,948
Tyler Technologies Inc.[b]	90,592	15,791,997
Ultimate Software Group Inc. (The)[a,b]	74,759	14,174,306
Workday Inc. Class Aa,b	342,015	36,044,961

		556,764,833
SPECIALTY RETAIL — 3.65%
Advance Auto Parts Inc.[a]	49,925	4,952,560
AutoZone Inc.[a,b]	62,815	37,381,835
Burlington Stores Inc.[a,b]	104,202	9,947,123
CarMax Inc.[a,b]	480,032	36,391,226
Dick’s Sporting Goods Inc.	176,122	4,757,055
Floor & Decor Holdings Inc. Class Aa,b	58,786	2,288,539
Foot Locker Inc.	24,040	846,689
Gap Inc. (The)	30,396	897,594
L Brands Inc.	101,134	4,208,186
Michaels Companies Inc. (The)[a,b]	233,758	5,018,784
O’Reilly Automotive Inc.[a,b]	227,144	48,920,003
Ross Stores Inc.	1,009,331	65,172,503
Sally Beauty Holdings Inc.[a,b]	117,631	2,303,215
Tractor Supply Co.	338,514	21,424,551
Ulta Salon Cosmetics & Fragrance Inc.[b]	154,793	34,992,505
Williams-Sonoma Inc.	44,338	2,210,693

		281,713,061
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.62%
NCR Corp.[a,b]	315,698	11,844,989
NetApp Inc.	611,232	26,747,512
Western Digital Corp.	109,819	9,488,362

		48,080,863
TEXTILES, APPAREL & LUXURY GOODS — 1.47%
Carter’s Inc.	124,094	12,254,282

Security	Shares	Value
Coach Inc.	125,243	$5,044,788
Hanesbrands Inc.	955,370	23,540,317
Lululemon Athletica Inc.[a,b]	253,425	15,775,706
Michael Kors Holdings Ltd.[b]	26,421	1,264,245
Skechers U.S.A. Inc. Class Ab	148,450	3,724,611
Under Armour Inc. Class Aa,b	352,313	5,806,118
Under Armour Inc. Class Ca,b	357,544	5,370,311
VF Corp.	634,256	40,319,654

		113,100,032
TRADING COMPANIES & DISTRIBUTORS — 1.72%
Air Lease Corp.	15,492	660,269
Fastenal Co.	758,248	34,560,944
HD Supply Holdings Inc.[a,b]	531,151	19,158,617
MSC Industrial Direct Co. Inc. Class A	46,976	3,549,976
United Rentals Inc.[b]	222,049	30,807,078
Univar Inc.[b]	272,088	7,871,506
Watsco Inc.	79,570	12,816,340
WW Grainger Inc.	128,388	23,077,743

		132,502,473

TOTAL COMMON STOCKS (Cost: $6,181,940,353)		7,698,130,854

SHORT-TERM INVESTMENTS — 8.59%

MONEY MARKET FUNDS — 8.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	653,474,413	653,670,455
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	9,163,581	9,163,581

		662,834,036

TOTAL SHORT-TERM INVESTMENTS
(Cost: $662,717,730)		662,834,036

TOTAL INVESTMENTS IN SECURITIES — 108.43% (Cost: $6,844,658,083)		8,360,964,890
Other Assets, Less Liabilities — (8.43)%		(650,214,945)

NET ASSETS — 100.00%		$7,710,749,945

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

72

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 1.67%
Arconic Inc.	1,046,949	$26,048,091
Hexcel Corp.	80,170	4,603,361
Huntington Ingalls Industries Inc.	19,720	4,465,397
L3 Technologies Inc.	207,473	39,094,137
Orbital ATK Inc.	152,628	20,323,944
Spirit AeroSystems Holdings Inc. Class A	321,487	24,985,970
Teledyne Technologies Inc.[a]	92,672	14,751,529
Textron Inc.	707,686	38,130,122

		172,402,551
AIR FREIGHT & LOGISTICS — 0.14%
Expeditors International of Washington Inc.	141,718	8,483,239
XPO Logistics Inc.[a,b]	82,243	5,574,431

		14,057,670
AIRLINES — 1.10%
Alaska Air Group Inc.	56,631	4,319,246
American Airlines Group Inc.	670,230	31,829,223
Copa Holdings SA Class A	76,651	9,545,349
JetBlue Airways Corp.[a,b]	892,055	16,529,779
Spirit Airlines Inc.[a,b]	184,643	6,168,923
United Continental Holdings Inc.[a]	737,370	44,891,085

		113,283,605
AUTO COMPONENTS — 0.78%
Adient PLC	250,342	21,026,224
BorgWarner Inc.	505,838	25,914,081
Gentex Corp.	266,817	5,282,977
Goodyear Tire & Rubber Co. (The)	676,104	22,480,458
Lear Corp.	31,491	5,450,462

		80,154,202
AUTOMOBILES — 0.06%
Harley-Davidson Inc.	126,237	6,085,886

		6,085,886
BANKS — 6.96%
Associated Banc-Corp.	402,990	9,772,508
Bank of Hawaii Corp.	112,116	9,345,990
Bank of the Ozarks Inc.	173,296	8,326,873
BankUnited Inc.	277,288	9,863,134
BOK Financial Corp.	66,329	5,908,587
CIT Group Inc.	362,273	17,769,491
Citizens Financial Group Inc.	1,337,350	50,645,444
Comerica Inc.	470,485	35,879,186
Commerce Bancshares Inc./MO	237,591	13,725,632
Cullen/Frost Bankers Inc.	151,453	14,375,919
East West Bancorp. Inc.	359,504	21,491,149
F.N.B. Corp.	855,025	11,996,001
Fifth Third Bancorp.	2,004,402	56,083,168
First Hawaiian Inc.	141,262	4,278,826
First Horizon National Corp.	615,717	11,790,981
First Republic Bank/CA	82,156	8,582,016
Huntington Bancshares Inc./OH	2,888,775	40,327,299
KeyCorp	2,913,881	54,839,240

Security	Shares	Value
M&T Bank Corp.	385,980	$62,158,219
PacWest Bancorp.	320,270	16,176,838
People’s United Financial Inc.	911,173	16,528,678
Pinnacle Financial Partners Inc.	133,329	8,926,377
Popular Inc.	267,549	9,615,711
Prosperity Bancshares Inc.	176,460	11,598,716
Regions Financial Corp.	3,212,240	48,922,415
Signature Bank/New York NYa	58,926	7,544,885
SunTrust Banks Inc.	1,290,474	77,131,631
SVB Financial Group[a]	36,289	6,789,309
Synovus Financial Corp.	322,125	14,837,077
TCF Financial Corp.	422,276	7,195,583
Webster Financial Corp.	243,762	12,809,693
Western Alliance Bancorp.[a,b]	112,678	5,980,948
Zions BanCorp.	537,039	25,337,500

		716,555,024
BEVERAGES — 0.39%
Brown-Forman Corp. Class A	9,549	531,784
Brown-Forman Corp. Class B	26,764	1,453,285
Molson Coors Brewing Co. Class B	461,378	37,666,900

		39,651,969
BIOTECHNOLOGY — 0.30%
Agios Pharmaceuticals Inc.[a,b]	8,219	548,618
Alnylam Pharmaceuticals Inc.[a,b]	28,990	3,406,035
Intrexon Corp.[a,b]	48,592	923,734
Juno Therapeutics Inc.[a,b]	169,316	7,595,516
OPKO Health Inc.[a,b]	783,976	5,378,075
United Therapeutics Corp.[a,b]	114,808	13,454,350

		31,306,328
BUILDING PRODUCTS — 0.44%
Fortune Brands Home & Security Inc.	28,238	1,898,441
Lennox International Inc.	7,511	1,344,244
Masco Corp.	298,405	11,640,779
Owens Corning	295,298	22,841,300
USG Corp.[a,b]	233,379	7,619,824

		45,344,588
CAPITAL MARKETS — 2.67%
Affiliated Managers Group Inc.	151,130	28,689,008
Ameriprise Financial Inc.	40,597	6,029,060
BGC Partners Inc. Class A	453,243	6,558,426
E*TRADE Financial Corp.[a]	737,179	32,148,376
Federated Investors Inc. Class B NVS	172,383	5,119,775
Interactive Brokers Group Inc. Class A	185,301	8,345,957
Invesco Ltd.	916,996	32,131,540
Lazard Ltd. Class A	31,888	1,441,975
Legg Mason Inc.	170,371	6,697,284
Morningstar Inc.	3,041	258,455
Nasdaq Inc.	303,494	23,542,030
Northern Trust Corp.	558,179	51,313,395
Raymond James Financial Inc.	253,759	21,399,496
T Rowe Price Group Inc.	530,927	48,128,533
TD Ameritrade Holding Corp.	73,572	3,590,314

		275,393,624

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value
CHEMICALS — 1.85%
Albemarle Corp.	240,153	$32,735,256
Ashland Global Holdings Inc.	164,759	10,773,591
Cabot Corp.	162,794	9,083,905
Celanese Corp. Series A	148,194	15,452,189
CF Industries Holdings Inc.	620,939	21,832,215
Eastman Chemical Co.	388,478	35,153,374
Huntsman Corp.	275,658	7,558,542
Mosaic Co. (The)	936,026	20,208,801
NewMarket Corp.	1,324	563,693
Olin Corp.	438,715	15,025,989
Platform Specialty Products Corp.[a,b]	318,761	3,554,185
RPM International Inc.	29,287	1,503,595
Scotts Miracle-Gro Co. (The) Class A	8,292	807,143
Valvoline Inc.	546,300	12,810,735
Westlake Chemical Corp.	47,408	3,939,131

		191,002,344
COMMERCIAL SERVICES & SUPPLIES — 0.64%
Clean Harbors Inc.[a,b]	41,222	2,337,287
Pitney Bowes Inc.	495,366	6,940,078
Republic Services Inc.	614,517	40,594,993
Stericycle Inc.[a,b]	219,863	15,746,588

		65,618,946
COMMUNICATIONS EQUIPMENT — 1.31%
ARRIS International PLC[a]	473,442	13,488,363
Brocade Communications Systems Inc.	1,079,597	12,901,184
CommScope Holding Co. Inc.[a]	251,345	8,347,168
EchoStar Corp. Class Aa	125,497	7,182,193
Harris Corp.	242,372	31,915,545
Juniper Networks Inc.	1,001,098	27,860,557
Motorola Solutions Inc.	395,260	33,545,716

		135,240,726
CONSTRUCTION & ENGINEERING — 0.68%
AECOM[a,b]	412,914	15,199,364
Fluor Corp.	371,947	15,658,969
Jacobs Engineering Group Inc.	318,184	18,540,582
Quanta Services Inc.[a]	293,835	10,980,614
Valmont Industries Inc.	58,933	9,317,307

		69,696,836
CONSTRUCTION MATERIALS — 0.06%
Martin Marietta Materials Inc.	15,939	3,287,100
Vulcan Materials Co.	24,143	2,887,503

		6,174,603
CONSUMER FINANCE — 1.88%
Ally Financial Inc.	1,207,022	29,282,354
Credit Acceptance Corp.[a,b]	2,827	792,041
Discover Financial Services	990,615	63,874,855
Navient Corp.	727,240	10,923,145
OneMain Holdings Inc.[a,b]	141,533	3,989,815
Santander Consumer USA Holdings Inc.[a]	392,973	6,039,995
SLM Corp.[a,b]	1,146,897	13,154,909
Synchrony Financial	2,128,170	66,079,678

		194,136,792

Security	Shares	Value
CONTAINERS & PACKAGING — 1.16%
AptarGroup Inc.	124,552	$10,750,083
Ardagh Group SA	23,157	495,792
Avery Dennison Corp.	12,724	1,251,278
Ball Corp.	411,851	17,009,446
Bemis Co. Inc.	243,081	11,077,201
Crown Holdings Inc.[a]	105,847	6,321,183
Graphic Packaging Holding Co.	244,699	3,413,551
International Paper Co.	99,784	5,669,727
Owens-Illinois Inc.[a]	93,721	2,358,020
Sealed Air Corp.	253,078	10,811,492
Sonoco Products Co.	260,610	13,147,775
WestRock Co.	663,881	37,661,969

		119,967,517
DISTRIBUTORS — 0.47%
Genuine Parts Co.	240,831	23,035,485
LKQ Corp.[a]	705,767	25,400,554

		48,436,039
DIVERSIFIED CONSUMER SERVICES — 0.19%
Graham Holdings Co. Class B	11,578	6,774,288
H&R Block Inc.	466,076	12,341,692

		19,115,980
DIVERSIFIED FINANCIAL SERVICES — 0.34%
Leucadia National Corp.	656,846	16,585,361
Voya Financial Inc.	453,685	18,097,495

		34,682,856
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.67%
CenturyLink Inc.	1,446,312	27,335,297
Level 3 Communications Inc.[a]	788,101	41,997,902

		69,333,199
ELECTRIC UTILITIES — 4.33%
Alliant Energy Corp.	610,756	25,389,127
Avangrid Inc.	141,637	6,716,427
Edison International	849,391	65,547,503
Entergy Corp.	480,104	36,660,741
Eversource Energy	846,645	51,171,224
FirstEnergy Corp.	1,187,271	36,603,565
Great Plains Energy Inc.	573,172	17,367,112
Hawaiian Electric Industries Inc.	287,806	9,604,086
OGE Energy Corp.	530,688	19,120,689
Pinnacle West Capital Corp.	297,765	25,179,008
PPL Corp.	1,827,212	69,342,695
Westar Energy Inc.	377,185	18,708,376
Xcel Energy Inc.	1,355,311	64,133,317

		445,543,870
ELECTRICAL EQUIPMENT — 0.64%
Acuity Brands Inc.	35,375	6,059,030
AMETEK Inc.	506,321	33,437,439
Hubbell Inc.	51,894	6,020,742
Regal Beloit Corp.	118,505	9,361,895
Sensata Technologies Holding NVa,b	222,028	10,672,886

		65,551,992
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.86%
Arrow Electronics Inc.[a]	235,294	18,919,991
Avnet Inc.	331,098	13,012,151

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value
Dolby Laboratories Inc. Class A	145,572	$8,373,301
FLIR Systems Inc.	169,229	6,584,700
Jabil Inc.	467,894	13,358,374
Keysight Technologies Inc.[a]	491,279	20,466,683
National Instruments Corp.	60,068	2,533,068
Trimble Inc.[a]	139,271	5,466,387

		88,714,655
ENERGY EQUIPMENT & SERVICES — 1.35%
Baker Hughes a GE Co.	1,135,219	41,571,720
Helmerich & Payne Inc.	282,286	14,709,923
Nabors Industries Ltd.	738,014	5,955,773
National Oilwell Varco Inc.[b]	1,015,002	36,266,022
Oceaneering International Inc.	261,148	6,860,358
Patterson-UTI Energy Inc.[b]	554,829	11,618,119
RPC Inc.[b]	12,329	305,636
Transocean Ltd.[a]	1,045,734	11,252,098
Weatherford International PLC[a,b]	2,346,516	10,747,043

		139,286,692
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.91%
Alexandria Real Estate Equities Inc.[b]	246,831	29,365,484
American Campus Communities Inc.	355,865	15,711,440
American Homes 4 Rent Class Ab	641,033	13,916,826
Apartment Investment & Management Co. Class A	415,113	18,206,856
Apple Hospitality REIT Inc.[b]	558,369	10,558,758
AvalonBay Communities Inc.[b]	367,158	65,508,330
Boston Properties Inc.	349,766	42,979,246
Brandywine Realty Trust[b]	459,621	8,038,771
Brixmor Property Group Inc.	815,506	15,331,513
Camden Property Trust[b]	243,375	22,256,644
Colony NorthStar Inc. Class Ab	1,431,406	17,978,459
Columbia Property Trust Inc.	325,502	7,086,178
CoreCivic Inc.	313,101	8,381,714
Corporate Office Properties Trust[b]	264,798	8,693,318
CubeSmart[b]	153,631	3,988,261
CyrusOne Inc.[b]	29,490	1,737,846
DCT Industrial Trust Inc.	245,002	14,190,516
DDR Corp.	820,930	7,519,719
Digital Realty Trust Inc.	130,388	15,428,812
Douglas Emmett Inc.	73,657	2,903,559
Duke Realty Corp.	951,713	27,428,369
Empire State Realty Trust Inc. Class Ab	338,627	6,955,399
EPR Properties	166,871	11,637,583
Equity Commonwealth[a]	320,319	9,737,698
Essex Property Trust Inc.[b]	174,504	44,329,251
Extra Space Storage Inc.[b]	49,183	3,930,705
Federal Realty Investment Trust	117,262	14,565,113
Forest City Realty Trust Inc. Class A	674,518	17,206,954
Gaming and Leisure Properties Inc.	366,092	13,505,134
GGP Inc.[b]	1,647,677	34,222,251
HCP Inc.	1,254,851	34,922,503
Healthcare Trust of America Inc. Class Ab	528,458	15,748,048

Security	Shares	Value
Highwoods Properties Inc.	271,087	$14,120,922
Hospitality Properties Trust	399,308	11,376,285
Host Hotels & Resorts Inc.[b]	1,952,324	36,098,471
Hudson Pacific Properties Inc.	372,713	12,497,067
Invitation Homes Inc.[b]	230,678	5,224,857
Iron Mountain Inc.[b]	87,950	3,421,255
JBG SMITH Properties[a]	228,944	7,832,174
Kilroy Realty Corp.	256,593	18,248,894
Kimco Realty Corp.	1,099,423	21,493,720
Lamar Advertising Co. Class Ab	23,410	1,604,287
Liberty Property Trust	391,259	16,065,094
Life Storage Inc.[b]	121,824	9,966,421
Macerich Co. (The)	364,207	20,020,459
Medical Properties Trust Inc.[b]	962,389	12,636,168
Mid-America Apartment Communities Inc.	302,209	32,300,098
National Retail Properties Inc.[b]	395,361	16,470,739
Omega Healthcare Investors Inc.[b]	517,590	16,516,297
Outfront Media Inc.	316,233	7,962,747
Paramount Group Inc.[b]	534,250	8,548,000
Park Hotels & Resorts Inc.	384,480	10,596,269
Piedmont Office Realty Trust Inc. Class A	385,263	7,766,902
Prologis Inc.	1,406,999	89,288,156
Rayonier Inc.[b]	342,183	9,885,667
Realty Income Corp.[b]	729,693	41,731,143
Regency Centers Corp.	399,372	24,777,039
Retail Properties of America Inc. Class A	615,022	8,075,239
Senior Housing Properties Trust	585,959	11,455,498
SL Green Realty Corp.[b]	257,856	26,125,970
Spirit Realty Capital Inc.[b]	1,286,792	11,027,807
STORE Capital Corp.	453,503	11,278,620
Sun Communities Inc.[b]	205,351	17,594,474
Tanger Factory Outlet Centers Inc.[b]	232,185	5,669,958
Taubman Centers Inc.	79,133	3,932,910
UDR Inc.	710,424	27,017,425
Uniti Group Inc.[a]	438,683	6,431,093
Ventas Inc.	946,038	61,615,455
VEREIT Inc.	2,601,717	21,568,234
Vornado Realty Trust	458,831	35,274,927
Weingarten Realty Investors	319,130	10,129,186
Welltower Inc.	977,689	68,711,983
Weyerhaeuser Co.	1,991,390	67,767,002
WP Carey Inc.[b]	280,766	18,920,821

		1,433,016,991
FOOD & STAPLES RETAILING — 0.26%
Casey’s General Stores Inc.	101,684	11,129,314
Rite Aid Corp.[a,b]	1,494,869	2,929,943
U.S. Foods Holding Corp.[a]	461,139	12,312,411

		26,371,668
FOOD PRODUCTS — 2.76%
Bunge Ltd.	375,680	26,094,733
Campbell Soup Co.	163,502	7,655,164

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value
Conagra Brands Inc.	1,062,616	$35,852,664
Flowers Foods Inc.	470,256	8,845,515
Hain Celestial Group Inc. (The)[a,b]	270,478	11,130,170
Hershey Co. (The)	38,611	4,215,163
Hormel Foods Corp.	722,406	23,218,129
Ingredion Inc.	191,195	23,065,765
JM Smucker Co. (The)	293,944	30,843,544
Kellogg Co.	50,815	3,169,331
Lamb Weston Holdings Inc.	299,580	14,047,306
Pilgrim’s Pride Corp.[a,b]	15,294	434,502
Pinnacle Foods Inc.	314,195	17,962,528
Post Holdings Inc.[a,b]	172,561	15,231,959
Seaboard Corp.	697	3,139,985
TreeHouse Foods Inc.[a,b]	102,859	6,966,640
Tyson Foods Inc. Class A	743,588	52,385,775

		284,258,873
GAS UTILITIES — 0.55%
Atmos Energy Corp.	276,165	23,153,674
National Fuel Gas Co.	213,840	12,105,482
UGI Corp.	463,417	21,715,721

		56,974,877
HEALTH CARE EQUIPMENT & SUPPLIES — 1.69%
Alere Inc.[a,b]	228,780	11,665,492
Cooper Companies Inc. (The)	28,715	6,808,614
DENTSPLY SIRONA Inc.	601,369	35,967,880
Hill-Rom Holdings Inc.	12,931	956,894
Hologic Inc.[a,b]	320,271	11,750,743
STERIS PLC	222,701	19,686,768
Teleflex Inc.	100,398	24,293,304
Zimmer Biomet Holdings Inc.	538,752	63,082,472

		174,212,167
HEALTH CARE PROVIDERS & SERVICES — 2.69%
Acadia Healthcare Co. Inc.[a,b]	208,781	9,971,381
Brookdale Senior Living Inc.[a,b]	489,682	5,190,629
Cardinal Health Inc.	843,944	56,476,732
Centene Corp.[a,b]	397,671	38,482,623
DaVita Inc.[a]	409,424	24,315,691
Envision Healthcare Corp.[a,b]	309,446	13,909,598
Laboratory Corp. of America Holdings[a]	272,883	41,197,147
LifePoint Health Inc.[a,b]	82,437	4,773,102
MEDNAX Inc.[a]	242,552	10,458,842
Patterson Companies Inc.	198,527	7,673,069
Premier Inc. Class Aa,b	94,617	3,081,676
Quest Diagnostics Inc.	365,628	34,237,406
Universal Health Services Inc. Class B	232,464	25,789,556
WellCare Health Plans Inc.[a,b]	9,360	1,607,486

		277,164,938
HOTELS, RESTAURANTS & LEISURE — 1.60%
Aramark	371,407	15,082,838
Extended Stay America Inc.	224,034	4,480,680
Hilton Worldwide Holdings Inc.[b]	65,883	4,575,574
Hyatt Hotels Corp. Class Aa,b	123,920	7,657,017
International Game Technology PLC	289,084	7,097,012

Security	Shares	Value
MGM Resorts International	1,256,054	$40,934,800
Norwegian Cruise Line Holdings Ltd.[a]	470,230	25,415,932
Royal Caribbean Cruises Ltd.	458,125	54,306,137
Yum China Holdings Inc.[a]	133,573	5,338,913

		164,888,903
HOUSEHOLD DURABLES — 2.21%
CalAtlantic Group Inc.[b]	215,827	7,905,743
DR Horton Inc.	409,884	16,366,668
Garmin Ltd.	321,085	17,328,957
Leggett & Platt Inc.	68,782	3,282,965
Lennar Corp. Class A	533,712	28,179,994
Lennar Corp. Class Bb	26,051	1,174,379
Mohawk Industries Inc.[a]	154,996	38,363,060
Newell Brands Inc.	1,280,088	54,621,355
PulteGroup Inc.	536,024	14,649,536
Tempur Sealy International Inc.[a]	75,794	4,890,229
Toll Brothers Inc.	214,683	8,902,904
Whirlpool Corp.	176,053	32,471,215

		228,137,005
HOUSEHOLD PRODUCTS — 0.07%
Clorox Co. (The)	50,872	6,710,525

		6,710,525
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.60%
AES Corp./VA	1,757,548	19,368,179
Calpine Corp.[a]	956,295	14,105,351
NRG Energy Inc.	639,507	16,364,984
Vistra Energy Corp.	642,442	12,007,241

		61,845,755
INDUSTRIAL CONGLOMERATES — 0.20%
Carlisle Companies Inc.	165,629	16,610,933
Roper Technologies Inc.	14,463	3,520,294

		20,131,227
INSURANCE — 6.91%
Alleghany Corp.[a]	36,832	20,405,296
American Financial Group Inc./OH	186,874	19,332,115
American National Insurance Co.	19,660	2,321,453
Arch Capital Group Ltd.[a]	295,576	29,114,236
Arthur J Gallagher & Co.	148,731	9,154,393
Aspen Insurance Holdings Ltd.	108,632	4,388,733
Assurant Inc.	115,798	11,061,025
Assured Guaranty Ltd.	313,738	11,843,610
Athene Holding Ltd. Class Aa,b	287,023	15,453,318
Axis Capital Holdings Ltd.	219,081	12,555,532
Brown & Brown Inc.	312,036	15,037,015
Cincinnati Financial Corp.	410,432	31,426,778
CNA Financial Corp.	71,948	3,615,387
Erie Indemnity Co. Class A	17,430	2,101,535
Everest Re Group Ltd.	108,688	24,823,252
First American Financial Corp.	286,359	14,309,359
FNF Group	698,411	33,146,586
Hanover Insurance Group Inc. (The)	112,873	10,940,780
Hartford Financial Services Group Inc. (The)	974,657	54,025,238

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF
September 30, 2017

Security	Shares	Value
Lincoln National Corp.	589,907	$43,346,366
Loews Corp.	744,246	35,619,614
Markel Corp.[a]	36,440	38,917,191
Mercury General Corp.	72,571	4,114,050
Old Republic International Corp.	648,566	12,770,265
Principal Financial Group Inc.	712,119	45,817,736
ProAssurance Corp.	139,741	7,636,846
Reinsurance Group of America Inc.	170,888	23,844,003
RenaissanceRe Holdings Ltd.	91,563	12,373,824
Torchmark Corp.	309,121	24,757,501
Unum Group	603,649	30,864,573
Validus Holdings Ltd.	205,099	10,092,922
White Mountains Insurance Group Ltd.	11,585	9,928,345
Willis Towers Watson PLC	337,653	52,076,222
WR Berkley Corp.	253,132	16,894,030
XL Group Ltd.	458,683	18,095,044

		712,204,173
INTERNET & DIRECT MARKETING RETAIL — 0.35%
Liberty Expedia Holdings Inc. Class Aa,b	117,044	6,216,207
Liberty Interactive Corp. QVC Group Series Aa,b	480,192	11,318,125
Liberty Ventures Series Aa	211,859	12,192,486
TripAdvisor Inc.[a,b]	155,027	6,283,244

		36,010,062
INTERNET SOFTWARE & SERVICES — 0.59%
Akamai Technologies Inc.[a,b]	448,478	21,849,848
LogMeIn Inc.	51,538	5,671,757
Twitter Inc.[a,b]	1,678,222	28,311,605
Zillow Group Inc. Class Aa,b	43,065	1,729,060
Zillow Group Inc. Class Ca,b	86,243	3,467,831

		61,030,101
IT SERVICES — 1.16%
Amdocs Ltd.	389,585	25,058,107
Booz Allen Hamilton Holding Corp.	20,784	777,114
Conduent Inc.[a]	503,959	7,897,038
CoreLogic Inc./U.S.[a]	92,333	4,267,631
DST Systems Inc.	146,348	8,031,578
Fidelity National Information Services Inc.	378,786	35,374,825
Leidos Holdings Inc.	378,178	22,395,701
Sabre Corp.	121,304	2,195,602
Teradata Corp.[a]	336,667	11,375,978
WEX Inc.[a,b]	21,003	2,356,957

		119,730,531
LEISURE PRODUCTS — 0.20%
Brunswick Corp./DE	44,011	2,463,296
Hasbro Inc.	73,422	7,171,127
Mattel Inc.	737,936	11,423,249

		21,057,672
LIFE SCIENCES TOOLS & SERVICES — 1.04%
Agilent Technologies Inc.	652,812	41,910,530
Bio-Rad Laboratories Inc. Class Aa,b	55,744	12,387,432
Bruker Corp.	177,054	5,267,357

Security	Shares	Value
PerkinElmer Inc.	235,853	$16,266,781
QIAGEN NV	404,987	12,757,091
Quintiles IMS Holdings Inc.[a]	116,302	11,056,831
VWR Corp.[a]	227,583	7,535,273

		107,181,295
MACHINERY — 4.21%
AGCO Corp.	177,369	13,084,511
Colfax Corp.[a]	235,356	9,800,224
Crane Co.	132,950	10,634,671
Cummins Inc.	287,901	48,376,005
Donaldson Co. Inc.	29,503	1,355,368
Dover Corp.	368,561	33,682,790
Flowserve Corp.	347,261	14,789,846
Fortive Corp.	77,672	5,498,401
IDEX Corp.	13,909	1,689,526
Ingersoll-Rand PLC	341,226	30,427,122
ITT Inc.	236,379	10,464,498
Oshkosh Corp.	198,273	16,365,453
PACCAR Inc.	915,417	66,221,266
Parker-Hannifin Corp.	47,608	8,332,352
Pentair PLC	443,780	30,159,289
Snap-on Inc.	133,105	19,833,976
Stanley Black & Decker Inc.	366,807	55,376,853
Terex Corp.	220,818	9,941,226
Timken Co. (The)	184,171	8,941,502
Trinity Industries Inc.	399,915	12,757,288
Wabtec Corp./DEb	155,208	11,757,006
Xylem Inc./NY	228,504	14,311,206

		433,800,379
MARINE — 0.09%
Kirby Corp.[a,b]	141,713	9,345,972

		9,345,972
MEDIA — 2.06%
Cinemark Holdings Inc.	282,955	10,245,801
Discovery Communications Inc. Class Aa,b	403,166	8,583,404
Discovery Communications Inc. Class C NVS[a,b]	546,506	11,072,212
Interpublic Group of Companies Inc. (The)	161,492	3,357,419
John Wiley & Sons Inc. Class A	117,822	6,303,477
Liberty Broadband Corp. Class Aa,b	67,848	6,389,925
Liberty Broadband Corp. Class Ca	278,251	26,517,320
Liberty Media Corp.-Liberty Formula One Class Aa	65,767	2,399,838
Liberty Media Corp.-Liberty Formula One Class Ca,b	499,964	19,043,629
Liberty Media Corp.-Liberty SiriusXM Class Aa,b	236,736	9,919,238
Liberty Media Corp.-Liberty SiriusXM Class Ca	475,270	19,899,555
Lions Gate Entertainment Corp. Class Aa	49,209	1,646,041
Lions Gate Entertainment Corp. Class Ba	100,864	3,206,467

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value
Madison Square Garden Co. (The)[a]	44,875	$9,607,737
News Corp. Class A	1,013,494	13,438,930
News Corp. Class B	322,893	4,407,489
Regal Entertainment Group Class A	220,704	3,531,264
Scripps Networks Interactive Inc. Class A	103,468	8,886,866
Sirius XM Holdings Inc.[b]	204,075	1,126,494
TEGNA Inc.	571,586	7,619,241
Tribune Media Co. Class A	193,087	7,889,535
Viacom Inc. Class Ab	26,674	978,936
Viacom Inc. Class B NVS	941,288	26,205,458

		212,276,276
METALS & MINING — 2.18%
Alcoa Corp.	492,190	22,945,898
Freeport-McMoRan Inc.[a]	2,902,910	40,756,857
Newmont Mining Corp.	1,425,434	53,468,029
Nucor Corp.	852,655	47,782,786
Reliance Steel & Aluminum Co.	188,374	14,348,448
Royal Gold Inc.	108,824	9,363,217
Southern Copper Corp.	23,390	929,986
Steel Dynamics Inc.	538,817	18,573,022
Tahoe Resources Inc.	820,538	4,324,235
U.S. Steel Corp.	469,444	12,045,933

		224,538,411
MORTGAGE REAL ESTATE INVESTMENT — 1.10%
AGNC Investment Corp.[b]	1,015,474	22,015,476
Annaly Capital Management Inc.[b]	2,881,159	35,121,328
Chimera Investment Corp.	498,551	9,432,585
MFA Financial Inc.	1,049,688	9,195,267
New Residential Investment Corp.	816,512	13,660,246
Starwood Property Trust Inc.[b]	678,229	14,731,134
Two Harbors Investment Corp.[b]	921,437	9,288,085

		113,444,121
MULTI-UTILITIES — 4.68%
Ameren Corp.	648,165	37,489,864
CenterPoint Energy Inc.	1,151,260	33,628,305
CMS Energy Corp.	747,239	34,612,110
Consolidated Edison Inc.	816,715	65,892,566
DTE Energy Co.	477,608	51,275,995
MDU Resources Group Inc.	516,420	13,401,099
NiSource Inc.	864,353	22,118,793
Public Service Enterprise Group Inc.	1,349,204	62,400,685
SCANA Corp.	353,104	17,122,013
Sempra Energy	670,290	76,500,198
Vectren Corp.	221,109	14,542,339
WEC Energy Group Inc.	843,336	52,944,634

		481,928,601
MULTILINE RETAIL — 0.76%
Dollar General Corp.	455,470	36,915,844
Dollar Tree Inc.[a]	32,450	2,817,309
Kohl’s Corp.	454,438	20,745,095
Macy’s Inc.	812,959	17,738,765

		78,217,013
OIL, GAS & CONSUMABLE FUELS — 6.73%
Andeavor	416,355	42,947,018

Security	Shares	Value
Antero Resources Corp.[a,b]	311,086	$6,190,611
Apache Corp.	965,272	44,209,458
Cabot Oil & Gas Corp.	361,509	9,670,366
Centennial Resource Development Inc./DE Class Aa,b	294,429	5,290,889
Cheniere Energy Inc.[a,b]	184,395	8,305,151
Chesapeake Energy Corp.[a,b]	2,246,665	9,660,660
Cimarex Energy Co.	16,978	1,929,889
Concho Resources Inc.[a]	393,301	51,805,608
CONSOL Energy Inc.[a]	606,044	10,266,385
Continental Resources Inc./OKa,b	129,890	5,015,053
Devon Energy Corp.	1,303,921	47,866,940
Diamondback Energy Inc.[a,b]	202,731	19,859,529
Energen Corp.[a]	258,328	14,125,375
EQT Corp.[b]	462,911	30,200,314
Extraction Oil & Gas Inc.[a,b]	319,956	4,924,123
Gulfport Energy Corp.[a,b]	381,553	5,471,470
Hess Corp.	758,034	35,544,214
HollyFrontier Corp.	471,322	16,953,452
Kosmos Energy Ltd.[a,b]	616,252	4,905,366
Marathon Oil Corp.	2,276,500	30,869,340
Marathon Petroleum Corp.	1,340,859	75,195,373
Murphy Oil Corp.	434,068	11,528,846
Noble Energy Inc.	1,289,268	36,563,640
Parsley Energy Inc. Class Aa,b	209,447	5,516,834
PBF Energy Inc. Class A	291,245	8,041,274
QEP Resources Inc.[a]	637,183	5,460,658
Range Resources Corp.[b]	615,300	12,041,421
Rice Energy Inc.[a]	207,669	6,009,941
RSP Permian Inc.[a,b]	173,678	6,007,522
SM Energy Co.	299,773	5,317,973
Southwestern Energy Co.[a]	1,344,419	8,214,400
Targa Resources Corp.	567,515	26,843,459
Whiting Petroleum Corp.[a,b]	957,310	5,226,913
Williams Companies Inc. (The)	1,886,080	56,601,261
World Fuel Services Corp.	180,858	6,132,895
WPX Energy Inc.[a,b]	1,054,189	12,123,174

		692,836,795
PAPER & FOREST PRODUCTS — 0.07%
Domtar Corp.	166,330	7,217,059

		7,217,059
PERSONAL PRODUCTS — 0.37%
Coty Inc. Class A	1,254,115	20,730,521
Edgewell Personal Care Co.[a]	152,386	11,089,129
Nu Skin Enterprises Inc. Class A	99,995	6,147,693

		37,967,343
PHARMACEUTICALS — 0.88%
Akorn Inc.[a]	12,151	403,292
Endo International PLC[a]	592,594	5,075,568
Mallinckrodt PLC[a,b]	263,340	9,841,016
Mylan NVa,b	1,423,461	44,653,971
Perrigo Co. PLC	358,883	30,379,446

		90,353,293
PROFESSIONAL SERVICES — 0.84%
Dun & Bradstreet Corp. (The)	59,556	6,932,914

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value
IHS Markit Ltd.[a]	440,852	$19,432,756
ManpowerGroup Inc.	178,211	20,996,820
Nielsen Holdings PLC	954,995	39,584,543

		86,947,033
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.52%
CBRE Group Inc. Class Aa	438,652	16,616,138
Howard Hughes Corp. (The)[a]	90,525	10,675,613
Jones Lang LaSalle Inc.	120,151	14,838,649
Realogy Holdings Corp.	361,735	11,919,168

		54,049,568
ROAD & RAIL — 0.65%
AMERCO	13,426	5,033,407
Genesee & Wyoming Inc. Class Aa,b	162,111	11,997,835
Kansas City Southern	282,950	30,751,006
Old Dominion Freight Line Inc.[b]	61,469	6,768,352
Ryder System Inc.	141,353	11,951,396

		66,501,996
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.69%
Cypress Semiconductor Corp.	801,697	12,041,489
First Solar Inc.[a,b]	217,214	9,965,778
Marvell Technology Group Ltd.	1,072,386	19,195,709
Microsemi Corp.[a]	57,972	2,984,399
ON Semiconductor Corp.[a,b]	62,217	1,149,148
Qorvo Inc.[a,b]	161,261	11,397,928
Teradyne Inc.	35,473	1,322,788
Versum Materials Inc.	263,069	10,212,339
Xilinx Inc.	35,817	2,536,918

		70,806,496
SOFTWARE — 1.04%
Autodesk Inc.[a]	100,497	11,281,793
CA Inc.	843,733	28,163,808
FireEye Inc.[a,b]	466,331	7,820,371
Guidewire Software Inc.[a,b]	120,042	9,346,470
Nuance Communications Inc.[a]	763,206	11,997,598
SS&C Technologies Holdings Inc.	34,787	1,396,698
Synopsys Inc.[a]	369,579	29,762,197
Zynga Inc. Class Aa	2,014,398	7,614,424

		107,383,359
SPECIALTY RETAIL — 2.07%
Advance Auto Parts Inc.[b]	138,804	13,769,357
AutoNation Inc.[a,b]	170,732	8,102,941
AutoZone Inc.[a]	10,795	6,424,212
Bed Bath & Beyond Inc.	372,015	8,731,192
Best Buy Co. Inc.	705,737	40,198,780
Burlington Stores Inc.[a,b]	78,422	7,486,164
Dick’s Sporting Goods Inc.	50,401	1,361,331
Foot Locker Inc.	323,046	11,377,680
GameStop Corp. Class A	264,514	5,464,859
Gap Inc. (The)	603,785	17,829,771
L Brands Inc.	541,825	22,545,338
Michaels Companies Inc. (The)[a,b]	73,606	1,580,321
Murphy USA Inc.[a,b]	91,713	6,328,197
Penske Automotive Group Inc.	94,660	4,502,976
Sally Beauty Holdings Inc.[a,b]	229,267	4,489,048

Security	Shares	Value
Signet Jewelers Ltd.	181,621	$12,086,878
Tiffany & Co.	289,204	26,543,143
Urban Outfitters Inc.[a,b]	228,868	5,469,945
Williams-Sonoma Inc.	185,101	9,229,136

		213,521,269
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.80%
NetApp Inc.	104,838	4,587,711
Western Digital Corp.	667,432	57,666,125
Xerox Corp.	610,729	20,331,168

		82,585,004
TEXTILES, APPAREL & LUXURY GOODS — 1.02%
Coach Inc.	627,118	25,260,313
Michael Kors Holdings Ltd.[a]	356,002	17,034,696
PVH Corp.	207,899	26,207,748
Ralph Lauren Corp.	148,039	13,070,363
Skechers U.S.A. Inc. Class Aa,b	198,313	4,975,673
Under Armour Inc. Class Aa,b	132,559	2,184,572
Under Armour Inc. Class Ca,b	134,411	2,018,853
VF Corp.	225,794	14,353,725

		105,105,943
THRIFTS & MORTGAGE FINANCE — 0.18%
New York Community Bancorp. Inc.	1,266,052	16,319,410
TFS Financial Corp.	139,806	2,255,071

		18,574,481
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Air Lease Corp.	241,045	10,273,338
MSC Industrial Direct Co. Inc. Class A	69,297	5,236,774
WESCO International Inc.[a]	129,727	7,556,598
WW Grainger Inc.	8,071	1,450,762

		24,517,472
TRANSPORTATION INFRASTRUCTURE — 0.15%
Macquarie Infrastructure Corp.	207,058	14,945,446

		14,945,446
WATER UTILITIES — 0.53%
American Water Works Co. Inc.	476,949	38,589,943
Aqua America Inc.	472,972	15,697,941

		54,287,884
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Telephone & Data Systems Inc.	257,327	7,176,850
U.S. Cellular Corp.[a]	40,319	1,427,293

		8,604,143

TOTAL COMMON STOCKS (Cost: $8,963,857,998)		10,267,420,614

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

September 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.42%

MONEY MARKET FUNDS — 4.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	438,899,607	$439,031,277
BlackRock Cash Funds: Treasury, SL Agency Shares
0.97%[c,d]	16,186,502	16,186,502

		455,217,779

TOTAL SHORT-TERM INVESTMENTS
(Cost: $455,149,680)		455,217,779

TOTAL INVESTMENTS IN SECURITIES — 104.09% (Cost: $9,419,007,678)		10,722,638,393
Other Assets, Less Liabilities — (4.09)%		(421,001,051)

NET ASSETS — 100.00%		$10,301,637,342

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

80

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: May 4, 2018

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 4, 2018